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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – July 31, 2018

Item 1. Schedule of Investments

2018 QUARTERLY REPORT

Russell Investment Company

July 31, 2018

FUND	SHARE CLASS
U.S. Equity Funds	
U.S. Core Equity Fund**	A, C, E, S, Y
U.S. Defensive Equity Fund	A, C, E, S, Y
U.S. Dynamic Equity Fund	A, C, E, S, Y
U.S. Strategic Equity Fund	A, C, E, M*, S, Y
U.S. Mid Cap Equity Fund	A, C, S
U.S. Small Cap Equity Fund	A, C, E, M*, R6, S, Y
International and Global Equity Funds	
International Developed Markets Fund	A, C, E, M*, S, Y
Global Equity Fund	A, C, E, M*, S, Y
Emerging Markets Fund	A, C, E, M*, R6, S, Y
Tax-Managed Equity Funds	
Tax-Managed U.S. Large Cap Fund	A, C, E, M*, S
Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, M*, S
Tax-Managed International Equity Fund	A, C, E, M*, S
Fixed Income Funds	
Global Opportunistic Credit Fund	A, C, E, M*, S, Y
Unconstrained Total Return Fund	A, C, M*, S, Y
Strategic Bond Fund	A, C, E, M*, R6, S, Y
Investment Grade Bond Fund	A, C, E, M*, R6, S, Y
Short Duration Bond Fund	A, C, E, M*, R6, S, Y
Tax Exempt Fixed Income Funds	
Tax-Exempt High Yield Bond Fund	A, C, E, M*, S
Tax-Exempt Bond Fund	A, C, E, M*, S
Alternative Funds	
Commodity Strategies Fund	A, C, E, M*, S, Y
Global Infrastructure Fund	A, C, E, M*, S, Y
Global Real Estate Securities Fund	A, C, E, M*, R6, S, Y
Specialty Funds	
Multi-Strategy Income Fund	A, C, E, M*, S, Y
Multi-Asset Growth Strategy Fund	A, C, M*, S, Y
Strategic Call Overwriting Fund	S
Multifactor Equity Funds	
Multifactor U.S. Equity Fund (formerly, Select U.S. Equity Fund)	A, C, M*, R6, S, Y
Multifactor International Equity Fund (formerly, Select International Fund)	M*, R6, S, Y

* Effective September 15, 2017, Class T Shares were redesignated as Class M Shares.
** Effective September 12, 2018, the Fund changed its name to the Equity Income Fund.

Russell Investment
Company

Russell Investment Company is a
series investment company with
32 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 27 of
these Funds.

Russell Investment Company

Quarterly Report

July 31, 2018 (Unaudited)

Table of Contents

Russell Investment Company.

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.7%			Yum! Brands, Inc.	46,561	3,692
Consumer Discretionary - 14.5%					78,901
Aaron's, Inc. Class A	700	30
Advance Auto Parts, Inc.	4,577	646	Consumer Staples - 5.5%
Amazon. com, Inc. (Æ)	6,419	11,409	Altria Group, Inc.	41,929	2,460
Best Buy Co. , Inc.	5,560	417	Archer-Daniels-Midland Co.	25,541	1,232
Brunswick Corp.	3,790	244	Bunge, Ltd.	5,200	359
Carnival Corp.	15,547	921	Coca-Cola Co. (The)	45,834	2,138
CBS Corp. Class B	45,850	2,415	Colgate-Palmolive Co.	20,920	1,402
Cinemark Holdings, Inc.	6,958	250	ConAgra Foods, Inc.	22,160	813
Columbia Sportswear Co.	500	43	Constellation Brands, Inc. Class A	9,946	2,091
Comcast Corp. Class A	45,622	1,633	CVS Health Corp.	57,914	3,756
Cooper-Standard Holdings, Inc. (Æ)	1,350	182	General Mills, Inc.	5,721	264
Costco Wholesale Corp.	9,642	2,109	Herbalife, Ltd. (Æ)	1,200	62
Dick's Sporting Goods, Inc.	1,200	41	JM Smucker Co. (The)	5,505	612
Dollar Tree, Inc. (Æ)	3,191	291	Kellogg Co.	2,986	212
Domino's Pizza, Inc.	2,988	785	Kimberly-Clark Corp.	1,147	131
DR Horton, Inc.	24,514	1,071	Kraft Heinz Co. (The)	3,620	218
Estee Lauder Cos. , Inc. (The) Class A	12,692	1,713	Molson Coors Brewing Co. Class B	12,014	805
Foot Locker, Inc.	1,200	59	Mondelez International, Inc. Class A	68,500	2,971
Ford Motor Co.	119,900	1,204	PepsiCo, Inc.	20,692	2,380
General Motors Co.	111,745	4,236	Philip Morris International, Inc.	44,121	3,807
Goodyear Tire & Rubber Co. (The)	34,990	847	Procter & Gamble Co. (The)	33,731	2,728
Hilton Worldwide Holdings, Inc.	3,930	309	Sysco Corp.	4,104	276
Home Depot, Inc. (The)	9,880	1,952	Tyson Foods, Inc. Class A	13,038	752
John Wiley & Sons, Inc. Class A	5,270	333	Walgreens Boots Alliance, Inc.	5,525	374
Kohl's Corp.	5,663	418			29,843
Lennar Corp. Class A	3,177	166
Lennar Corp. Class B	63	3	Energy - 8.1%
LKQ Corp. (Æ)	3,470	116	Anadarko Petroleum Corp.	17,490	1,279
Lowe's Cos. , Inc.	22,032	2,189	BP PLC - ADR	92,648	4,177
Macy's, Inc.	6,750	268	Canadian Natural Resources, Ltd.	62,844	2,303
Madison Square Garden Co. (The) Class A(Æ)	4,131	1,290	Chevron Corp.	50,512	6,379
Marriott International, Inc. Class A	2,409	308	ConocoPhillips	69,484	5,015
McDonald's Corp.	16,309	2,570	Devon Energy Corp.	35,189	1,584
Netflix, Inc. (Æ)	2,810	948	EOG Resources, Inc.	3,880	500
News Corp. Class A	12,200	184	Exxon Mobil Corp.	28,531	2,325
Nike, Inc. Class B	41,915	3,224	Halliburton Co.	20,659	876
Nordstrom, Inc.	4,346	228	Kinder Morgan, Inc.	54,118	962
Norwegian Cruise Line Holdings, Ltd. (Æ)	20,662	1,034	Magna International, Inc. Class A	16,486	1,002
PulteGroup, Inc.	9,769	278	Marathon Petroleum Corp.	6,360	514
PVH Corp.	12,521	1,922	National Oilwell Varco, Inc.	8,470	412
Ross Stores, Inc.	5,940	519	Noble Energy, Inc.	4,050	146
Royal Caribbean Cruises, Ltd.	18,655	2,104	Occidental Petroleum Corp.	36,419	3,057
Starbucks Corp.	36,600	1,917	Oceaneering International, Inc.	16,757	458
Tapestry, Inc.	40,833	1,924	PBF Energy, Inc. Class A	4,190	196
Target Corp.	23,714	1,912	Peabody Energy Corp.	12,240	520
Tenneco, Inc.	700	32	Phillips 66	32,005	3,948
Thomson Reuters Corp.	3,987	165	Pioneer Natural Resources Co.	1,020	193
TJX Cos. , Inc.	28,468	2,769	Schlumberger, Ltd.	103,857	7,012
Toll Brothers, Inc.	5,325	188	Valero Energy Corp.	9,250	1,095
Tupperware Brands Corp.	13,246	486			43,953
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	8,013	1,958
VF Corp.	7,480	689	Financial Services - 19.0%
Viacom, Inc. Class B	3,591	104	Aflac, Inc.	24,162	1,125
Visteon Corp. (Æ)	5,670	664	AGNC Investment Corp. (Æ)	26,992	526
Wal-Mart Stores, Inc.	56,863	5,074	Alliance Data Systems Corp.	8,950	2,013
Walt Disney Co. (The)	49,296	5,598	Allstate Corp. (The)	19,024	1,810
Whirlpool Corp.	5,608	735	American Express Co.	28,804	2,867
Yum China Holdings, Inc.	2,344	85	American Homes 4 Rent Class A(ö)	5,700	126

See accompanying notes which are an integral part of this quarterly report.

U.S. Core Equity Fund 3

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
American International Group, Inc.	7,900	436	Paramount Group, Inc. (ö)	7,500	116
American Tower Corp. (ö)	2,228	330	PayPal Holdings, Inc. (Æ)	4,583	376
Ameriprise Financial, Inc.	1,274	186	PNC Financial Services Group, Inc. (The)	7,875	1,140
Athene Holding, Ltd. Class A(Æ)	3,000	138	Popular, Inc.	2,700	134
Axis Capital Holdings, Ltd.	4,890	277	Progressive Corp. (The)	16,480	989
Bank of America Corp.	180,756	5,582	Prologis, Inc. (ö)	8,601	564
Bank of New York Mellon Corp. (The)	20,600	1,101	Prudential Financial, Inc.	8,604	868
BB&T Corp.	7,141	363	Public Storage(ö)	1,744	380
Berkshire Hathaway, Inc. Class B(Æ)	20,995	4,154	Raymond James Financial, Inc.	1,200	110
Blackstone Group, LP (The)	112,442	3,926	Rayonier, Inc. (ö)	6,630	232
BNP Paribas - ADR	27,357	894	Regions Financial Corp.	15,506	289
Brighthouse Financial, Inc. (Æ)	390	17	Reinsurance Group of America, Inc. Class A	6,620	937
Capital One Financial Corp.	20,200	1,905	Santander Consumer USA Holdings, Inc.	67,533	1,300
CBRE Group, Inc. Class A(Æ)	8,930	445	Signature Bank	1,480	162
Chubb, Ltd.	8,487	1,185	Simon Property Group, Inc. (ö)	3,224	568
Citigroup, Inc.	61,451	4,417	SLM Corp. (Æ)	40,263	455
Citizens Financial Group, Inc.	10,542	419	Spirit MTA REIT(Æ)(ö)	1,080	11
CME Group, Inc. Class A	2,128	339	Spirit Realty Capital, Inc. (ö)	10,400	87
Comerica, Inc.	6,920	671	State Street Corp.	33,996	3,001
Commerce Bancshares, Inc.	14,699	982	SunTrust Banks, Inc.	9,958	718
Crown Castle International Corp. (ö)	2,175	241	Synchrony Financial	21,004	608
Cullen/Frost Bankers, Inc.	2,756	304	Synovus Financial Corp.	10,540	521
Discover Financial Services	2,890	206	TFS Financial Corp.	15,162	231
Douglas Emmett, Inc. (ö)	7,860	305	Travelers Cos. , Inc. (The)	13,322	1,734
E*Trade Financial Corp. (Æ)	6,160	368	US Bancorp	76,607	4,061
Equinix, Inc. (Æ)(ö)	6,742	2,962	Visa, Inc. Class A	28,438	3,889
Equity Commonwealth(Æ)(ö)	15,370	496	Voya Financial, Inc.	7,694	388
Equity Residential(ö)	9,636	631	Wells Fargo & Co.	68,499	3,926
Essex Property Trust, Inc. (ö)	1,130	272	Willis Towers Watson PLC(Æ)	1,500	239
Everest Re Group, Ltd.	1,360	297	WR Berkley Corp.	9,442	716
Fidelity National Information Services, Inc.	1,699	175			103,864
Fifth Third Bancorp	8,968	265
First BanCorp(Æ)	2,900	24	Health Care - 11.2%
First Data Corp. Class A(Æ)	45,063	1,048	Abbott Laboratories	9,167	601
First Hawaiian, Inc.	2,600	73	AbbVie, Inc.	9,112	840
Fiserv, Inc. (Æ)	2,826	213	Acadia Pharmaceuticals, Inc. (Æ)	2,898	44
FleetCor Technologies, Inc. (Æ)	12,865	2,792	Aerie Pharmaceuticals, Inc. (Æ)	27,412	1,852
Franklin Resources, Inc.	4,503	155	Alexion Pharmaceuticals, Inc. (Æ)	1,609	214
GGP, Inc. (Æ)(ö)	21,140	451	Allergan PLC	4,141	762
Goldman Sachs Group, Inc. (The)	9,686	2,300	Allscripts Healthcare Solutions, Inc. (Æ)	35,850	439
Hartford Financial Services Group, Inc.	4,819	254	Amgen, Inc.	2,946	579
HCP, Inc. (ö)	65,330	1,692	Anthem, Inc. (Æ)	4,530	1,146
Huntington Bancshares, Inc.	14,146	218	Baxter International, Inc.	19,462	1,410
Interactive Brokers Group, Inc. Class A	800	48	Becton Dickinson and Co.	10,513	2,632
Intercontinental Exchange, Inc.	3,941	291	Biogen, Inc. (Æ)	7,089	2,370
Invesco, Ltd.	21,506	580	BioMarin Pharmaceutical, Inc. (Æ)	1,487	150
Jack Henry & Associates, Inc.	1,589	214	Bristol-Myers Squibb Co.	14,796	869
JPMorgan Chase & Co.	64,675	7,435	Cardinal Health, Inc.	16,418	820
KeyCorp	12,157	254	Celgene Corp. (Æ)	32,065	2,889
KKR & Co. , Inc. Class A	90,613	2,481	Centene Corp. (Æ)	1,580	206
Loews Corp.	37,921	1,926	Cerner Corp. (Æ)	6,491	403
M&T Bank Corp.	8,627	1,495	Cigna Corp.	1,470	264
Marsh & McLennan Cos. , Inc.	5,020	418	Eli Lilly & Co.	18,461	1,824
MasterCard, Inc. Class A	16,471	3,261	Express Scripts Holding Co. (Æ)	5,113	406
MetLife, Inc.	13,621	623	Gilead Sciences, Inc.	11,657	907
Morgan Stanley	38,339	1,938	Horizon Pharma PLC(Æ)	30,544	538
Navient Corp.	11,891	157	Humana, Inc.	1,527	480
New York Community Bancorp, Inc.	10,954	118	Intuitive Surgical, Inc. (Æ)	1,868	949
Northern Trust Corp.	11,100	1,212	IQVIA Holdings, Inc. (Æ)	2,408	294
OneMain Holdings, Inc. (Æ)	20,675	687	Jazz Pharmaceuticals PLC(Æ)	2,330	403

See accompanying notes which are an integral part of this quarterly report.

4 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Johnson & Johnson	49,180	6,518	Boeing Co. (The)	9,933	3,539
Loxo Oncology, Inc. (Æ)	6,207	1,040	Carlisle Cos. , Inc.	756	93
Mallinckrodt PLC(Æ)	12,025	282	Cummins, Inc.	5,794	828
McKesson Corp.	740	93	Danaher Corp.	3,874	397
Medtronic PLC	6,742	608	Deere & Co.	15,425	2,233
Merck & Co. , Inc.	47,094	3,102	Delta Air Lines, Inc.	33,892	1,845
Molina Healthcare, Inc. (Æ)	500	52	EMCOR Group, Inc.	3,470	267
Mylan NV(Æ)	22,801	851	Emerson Electric Co.	5,240	379
Novo Nordisk A/S - ADR	42,158	2,098	Esterline Technologies Corp. (Æ)	670	57
Pfizer, Inc.	119,176	4,760	Evoqua Water Technologies Corp. (Æ)	73,744	1,574
Portola Pharmaceuticals, Inc. (Æ)	7,664	274	Expeditors International of Washington, Inc.	8,150	621
Regeneron Pharmaceuticals, Inc. (Æ)	8,064	2,968	FedEx Corp.	9,196	2,261
Sage Therapeutics, Inc. (Æ)	9,965	1,438	Fluor Corp.	11,011	565
Sanofi - ADR	31,600	1,370	General Dynamics Corp.	3,415	683
Seattle Genetics, Inc. (Æ)	2,463	173	General Electric Co.	204,051	2,781
Shire PLC - ADR	2,846	486	Honeywell International, Inc.	4,035	644
Stryker Corp.	2,642	431	Hub Group, Inc. Class A(Æ)	600	28
Thermo Fisher Scientific, Inc.	2,609	612	Illinois Tool Works, Inc.	2,465	353
United Therapeutics Corp. (Æ)	1,291	159	Jacobs Engineering Group, Inc.	4,140	280
UnitedHealth Group, Inc.	30,579	7,743	JB Hunt Transport Services, Inc.	16,541	1,984
Varian Medical Systems, Inc. (Æ)	1,570	181	Johnson Controls International PLC(Æ)	65,989	2,475
Vertex Pharmaceuticals, Inc. (Æ)	2,416	423	Kansas City Southern	18,849	2,191
WellCare Health Plans, Inc. (Æ)	3,196	855	Landstar System, Inc.	6,960	774
Zimmer Biomet Holdings, Inc.	3,618	454	Lockheed Martin Corp.	5,375	1,753
		61,262	Macquarie Infrastructure Corp.	12,385	562
			ManpowerGroup, Inc.	6,130	572
Materials and Processing - 4.0%			Moog, Inc. Class A	600	45
Air Products & Chemicals, Inc.	10,205	1,675	Navistar International Corp. (Æ)	2,400	103
Ashland Global Holdings, Inc.	4,530	372	Northrop Grumman Corp.	2,587	777
Cabot Corp.	1,400	93	Paychex, Inc.	3,073	212
Celanese Corp. Class A	1,090	129	Pentair PLC	3,080	138
CF Industries Holdings, Inc.	2,700	120	Quanta Services, Inc. (Æ)	61,562	2,097
Crown Holdings, Inc. (Æ)	13,956	632	Raytheon Co.	15,956	3,159
Domtar Corp.	1,300	63	Rockwell Automation, Inc.	15,276	2,866
DowDuPont, Inc.	87,039	5,986	Roper Technologies, Inc.	3,515	1,061
Eastman Chemical Co.	6,210	643	Ryder System, Inc.	2,300	180
Ecolab, Inc.	27,222	3,831	Southwest Airlines Co.	29,014	1,687
Huntsman Corp.	1,200	40	Stanley Black & Decker, Inc.	8,252	1,233
International Flavors & Fragrances, Inc.	4,190	556	Terex Corp.	4,170	184
LyondellBasell Industries NV Class A	5,494	608	Textron, Inc.	2,800	191
NewMarket Corp.	575	235	Toro Co. (The)	1,200	72
PPG Industries, Inc.	2,986	330	Union Pacific Corp.	20,230	3,033
Praxair, Inc.	33,023	5,532	United Continental Holdings, Inc. (Æ)	15,840	1,274
Reliance Steel & Aluminum Co.	6,383	576	United Parcel Service, Inc. Class B	3,995	479
Westlake Chemical Corp.	350	38	United Technologies Corp.	21,367	2,900
WestRock Co.	1,526	88	Waste Management, Inc.	3,559	320
Worthington Industries, Inc.	800	37	Werner Enterprises, Inc.	2,100	78
WR Grace & Co.	900	66	WESCO International, Inc. (Æ)	900	55
		21,650	Xerox Corp.	3,080	80
			XPO Logistics, Inc. (Æ)	19,818	1,976
Producer Durables - 11.7%					63,582
3M Co.	3,229	686
Accenture PLC Class A	13,034	2,077	Technology - 19.0%
Adient PLC	13,889	662	Activision Blizzard, Inc.	2,222	163
AECOM(Æ)	14,041	471	Adobe Systems, Inc. (Æ)	2,310	565
AerCap Holdings NV(Æ)	22,006	1,235	Alibaba Group Holding, Ltd. - ADR(Æ)	9,638	1,805
AGCO Corp.	15,300	964	Alphabet, Inc. Class A(Æ)	2,137	2,623
American Airlines Group, Inc.	17,544	694	Alphabet, Inc. Class C(Æ)	12,141	14,780
Ametek, Inc.	1,742	136	Amdocs, Ltd.	2,820	191
Automatic Data Processing, Inc.	20,149	2,718	Amphenol Corp. Class A	2,935	274

See accompanying notes which are an integral part of this quarterly report.

U.S. Core Equity Fund 5

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Apple, Inc.	58,988	11,226		AT&T, Inc.	222,359		7,109
Applied Materials, Inc.	3,926	191		Avangrid, Inc.	1,410		71
ARRIS International PLC(Æ)	13,480	341		CMS Energy Corp.	7,150		346
Arrow Electronics, Inc. (Æ)	12,570	953		Dominion Energy, Inc.	6,447		462
Aspen Technology, Inc. (Æ)	9,550	915		Duke Energy Corp.	3,999		326
Autodesk, Inc. (Æ)	21,994	2,825		Edison International	3,470		231
Avaya Holdings Corp. (Æ)	2,700	56		Entergy Corp.	34,562		2,809
Avnet, Inc.	29,415	1,290		Eversource Energy(Æ)	17,360		1,054
Booking Holdings, Inc. (Æ)	923	1,873		Exelon Corp.	43,900		1,866
Broadcom, Inc.	9,886	2,192		NextEra Energy, Inc.	6,695		1,122
CA, Inc.	4,421	195		NiSource, Inc.	13,770		360
Cadence Design Systems, Inc. (Æ)	17,440	769		PG&E Corp.	7,287		314
Ciena Corp. (Æ)	1,300	33		Southern Co. (The)	10,611		516
Cisco Systems, Inc.	103,950	4,396		US Cellular Corp. (Æ)	2,600		89
Cognizant Technology Solutions Corp. Class				Verizon Communications, Inc.	53,484		2,762
A	6,613	539					19,995
Cornerstone OnDemand, Inc. (Æ)	2,200	109
Corning, Inc.	5,180	172		Total Common Stocks
Electronic Arts, Inc. (Æ)	1,439	185		(cost $397,511)			526,966
F5 Networks, Inc. (Æ)	3,690	632
Facebook, Inc. Class A(Æ)	27,746	4,788		ShortShort-Term Investments - 3.4%
FireEye, Inc. (Æ)	8,100	126		U. S. Cash Management Fund(@)	15,671,817	(8)	15,673
Fortinet, Inc. (Æ)	1,400	88		United States Treasury Bills
Hewlett Packard Enterprise Co.	26,700	412		2.022% due 11/01/18 (~)(§)	3,100		3,084
HP, Inc. (Æ)	27,188	627		Total Short-Term Investments
Insight Enterprises, Inc. (Æ)	500	25		(cost $18,757)			18,757
Intel Corp.	70,775	3,404
International Business Machines Corp.	13,914	2,016		Total Investments 100.1%
Intuit, Inc.	3,302	674		(identified cost $416,268)			545,723
Jabil Circuit, Inc.	3,950	111
Juniper Networks, Inc.	36,370	958		Other Assets and Liabilities, Net
Lam Research Corp.	972	185	-	(0.1%)			(708)
Marvell Technology Group, Ltd.	117,766	2,510		Net Assets - 100.0%			545,015
Micron Technology, Inc. (Æ)	27,989	1,478
Microsoft Corp.	148,909	15,797
Motorola Solutions, Inc.	3,828	464
NetScout Systems, Inc. (Æ)	1,000	27
NVIDIA Corp.	2,428	594
Oracle Corp.	62,430	2,977
Pure Storage, Inc. Class A(Æ)	900	19
QUALCOMM, Inc.	44,387	2,845
Red Hat, Inc. (Æ)	19,561	2,763
Salesforce. com, Inc. (Æ)	29,092	3,990
SAP SE - ADR	11,902	1,381
Splunk, Inc. (Æ)	780	75
SYNNEX Corp.	530	51
Synopsys, Inc. (Æ)	11,359	1,015
Tableau Software, Inc. Class A(Æ)	1,250	129
Tech Data Corp. (Æ)	9,220	769
Teradata Corp. (Æ)	1,800	69
Texas Instruments, Inc.	5,040	561
Twitter, Inc. (Æ)	12,650	403
Viavi Solutions, Inc. Class W(Æ)	31,600	320
Western Digital Corp.	3,910	274
Xilinx, Inc.	34,053	2,454
Zynga, Inc. Class A(Æ)	64,500	244
		103,916

Utilities - 3.7%
American Electric Power Co. , Inc.	7,839	558

See accompanying notes which are an integral part of this quarterly report.

6 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	70	USD	9,860	09/18	105
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					105

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$78,901	$—	$—	$—	$78,901
Consumer Staples	29,843	—	—	—	29,843
Energy	43,953	—	—	—	43,953
Financial Services	103,864	—	—	—	103,864
Health Care	61,262	—	—	—	61,262
Materials and Processing	21,650	—	—	—	21,650
Producer Durables	63,582	—	—	—	63,582
Technology	103,916	—	—	—	103,916
Utilities	19,995	—	—	—	19,995
Short-Term Investments	—	3,084	—	15,673	18,757
Total Investments	526,966	3,084	—	15,673	545,723

Other Financial Instruments
Assets
Futures Contracts	105	—	—	—	105

Total Other Financial Instruments*	$105	$—	$—	$—	$105

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Core Equity Fund 7

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 101.0%			Kraft Heinz Co. (The)	5,038	304
Consumer Discretionary - 11.7%			Kroger Co. (The)	210,242	6,097
Amazon. com, Inc. (Æ)	2,143	3,809	McCormick & Co. , Inc.	1,262	148
Aramark	3,080	124	Molson Coors Brewing Co. Class B	3,038	204
AutoZone, Inc. (Æ)	2,030	1,432	Mondelez International, Inc. Class A	58,663	2,545
Best Buy Co. , Inc.	7,600	570	PepsiCo, Inc. (Û)	41,509	4,774
Bloomin' Brands, Inc.	12,700	246	Philip Morris International, Inc. (Û)	99,523	8,589
Bright Horizons Family Solutions, Inc. (Æ)	1,146	123	Procter & Gamble Co. (The)	51,751	4,186
Brunswick Corp.	8,100	521	Sysco Corp.	1,873	126
CarMax, Inc. (Æ)	32,704	2,442	Unilever NV	58,875	3,382
Carnival Corp.	5,126	304			56,693
Comcast Corp. Class A	16,114	577
Cooper-Standard Holdings, Inc. (Æ)	5,790	780	Energy - 5.9%
Costco Wholesale Corp. (Û)	13,539	2,961	Chevron Corp. (Û)	71,540	9,034
Dick's Sporting Goods, Inc.	9,400	321	Core Laboratories NV	20,120	2,256
Dollar General Corp.	77,985	7,652	Exxon Mobil Corp.	26,835	2,187
Domino's Pizza, Inc. (Û)	5,420	1,424	Marathon Oil Corp.	10,700	226
Foot Locker, Inc.	12,200	595	Occidental Petroleum Corp.	72,439	6,080
Ford Motor Co.	130,389	1,309	PBF Energy, Inc. Class A	10,400	486
Hilton Worldwide Holdings, Inc.	14,300	1,125	Peabody Energy Corp.	26,600	1,130
Home Depot, Inc. (The)	2,157	426	Phillips 66	11,958	1,475
John Wiley & Sons, Inc. Class A	7,960	503	Royal Dutch Shell PLC Class A - ADR	61,717	4,219
Lowe's Cos. , Inc.	65,802	6,537	Schlumberger, Ltd.	41,628	2,811
Madison Square Garden Co. (The) Class A(Æ)	4,790	1,495	Valero Energy Corp.	11,790	1,395
McDonald's Corp.	13,960	2,199			31,299
Mohawk Industries, Inc. (Æ)	362	68
News Corp. Class A	39,500	595	Financial Services - 18.8%
Nike, Inc. Class B	5,833	449	Aflac, Inc.	146,575	6,821
Omnicom Group, Inc.	34,285	2,360	AGNC Investment Corp. (Æ)	5,891	115
O'Reilly Automotive, Inc. (Æ)	6,663	2,039	Alexandria Real Estate Equities, Inc. (ö)	648	83
Ross Stores, Inc.	65,109	5,693	Allstate Corp. (The)(Û)	21,486	2,044
Sensata Technologies Holding PLC(Æ)	58,757	3,194	American Express Co.	2,949	293
Service Corp. International	2,429	96	American Homes 4 Rent Class A(ö)	9,568	212
Starbucks Corp.	5,777	303	American International Group, Inc.	2,227	123
Tapestry, Inc.	11,900	561	American Tower Corp. (ö)	33,712	4,997
Tenneco, Inc.	21,500	991	Annaly Capital Management, Inc. (ö)	11,167	120
VF Corp.	18,000	1,657	Arch Capital Group, Ltd. (Æ)	4,770	146
Visteon Corp. (Æ)	9,853	1,154	Arthur J Gallagher & Co.	1,323	94
Wal-Mart Stores, Inc.	25,791	2,302	Assurant, Inc.	11,039	1,218
Walt Disney Co. (The)	5,453	619	AvalonBay Communities, Inc. (ö)	544	96
Yum China Holdings, Inc.	14,997	541	Axis Capital Holdings, Ltd.	2,030	115
Yum! Brands, Inc.	19,800	1,570	Bank of America Corp.	10,842	335
		61,667	Bank of New York Mellon Corp. (The)	7,154	383
			Banner Corp.	700	44
Consumer Staples - 10.7%			BB&T Corp.	1,945	99
Altria Group, Inc.	95,611	5,610	Berkshire Hathaway, Inc. Class B(Æ)	39,648	7,845
Archer-Daniels-Midland Co.	34,222	1,651	BlackRock, Inc. Class A	566	285
Church & Dwight Co. , Inc.	2,908	163	Brown & Brown, Inc.	42,100	1,232
Clorox Co. (The)	1,221	165	Camden Property Trust (ö)	1,176	109
Coca-Cola Co. (The)(Û)	76,262	3,556	Capital One Financial Corp.	1,345	127
Colgate-Palmolive Co. (Û)	28,653	1,920	Cathay General Bancorp	2,600	108
ConAgra Foods, Inc.	84,693	3,109	CBRE Group, Inc. Class A(Æ)	14,600	727
CVS Health Corp.	96,555	6,261	Chubb, Ltd.	2,111	295
General Mills, Inc.	4,574	211	Cincinnati Financial Corp.	2,354	178
Hormel Foods Corp.	2,702	97	Citigroup, Inc.	1,664	120
Ingredion, Inc.	2,937	298	CME Group, Inc. Class A	1,644	262
JM Smucker Co. (The)	26,222	2,914	Comerica, Inc.	13,000	1,260
Kellogg Co.	1,953	139	Commerce Bancshares, Inc.	23,550	1,573
Keurig Dr Pepper, Inc.	3,102	74	Discover Financial Services	4,600	328
Kimberly-Clark Corp.	1,491	170	Dun & Bradstreet Corp. (The)	4,560	574

See accompanying notes which are an integral part of this quarterly report.

8 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Eagle Bancorp, Inc. (Æ)	2,800	151	Willis Towers Watson PLC(Æ)	846	135
Equity Commonwealth (Æ)(ö)	19,600	632	WR Berkley Corp.	8,301	629
Equity LifeStyle Properties, Inc. Class A(ö)	1,675	152			99,327
Equity Residential (ö)	20,800	1,361
Essex Property Trust, Inc. (ö)	395	95	Health Care - 14.8%
Evercore, Inc. Class A	7,270	822	Abbott Laboratories	104,352	6,839
Everest Re Group, Ltd.	5,695	1,243	Allergan PLC	7,001	1,289
Extra Space Storage, Inc. (ö)	2,348	221	Allscripts Healthcare Solutions, Inc. (Æ)	85,100	1,042
Federal Realty Investment Trust (ö)	814	102	AmerisourceBergen Corp. Class A	66,710	5,459
Fidelity National Information Services, Inc.	1,713	177	Amgen, Inc.	41,771	8,208
First Hawaiian, Inc.	9,600	271	Anthem, Inc. (Æ)	5,110	1,293
First Republic Bank	24,879	2,460	Baxter International, Inc. (Û)	33,111	2,399
Fiserv, Inc. (Æ)	2,795	211	Becton Dickinson and Co.	1,320	330
Goldman Sachs Group, Inc. (The)	1,086	258	Bristol-Myers Squibb Co.	9,200	541
Hancock Holding Co.	12,486	627	Celgene Corp. (Æ)	6,900	622
Hartford Financial Services Group, Inc.	1,968	104	Cerner Corp. (Æ)	19,600	1,217
Host Hotels & Resorts, Inc. (ö)	4,971	104	Cigna Corp.	9,000	1,615
Howard Hughes Corp. (The)(Æ)	756	102	Dentsply Sirona, Inc.	3,576	172
Huntington Bancshares, Inc.	6,605	102	Eli Lilly & Co. (Û)	21,465	2,121
Intercontinental Exchange, Inc.	17,732	1,311	Halozyme Therapeutics, Inc. (Æ)	15,600	282
Invesco, Ltd.	3,157	85	Humana, Inc.	1,970	619
Invitation Homes, Inc. (ö)	4,810	111	Intuitive Surgical, Inc. (Æ)(Û)	4,010	2,038
JPMorgan Chase & Co.	5,247	603	Johnson & Johnson(Û)	111,881	14,825
Loews Corp.	1,376	70	Laboratory Corp. of America Holdings(Æ)	1,830	321
LPL Financial Holdings, Inc.	14,700	974	Medtronic PLC	7,067	638
M&T Bank Corp.	9,921	1,720	Merck & Co. , Inc.	90,923	5,989
Markel Corp. (Æ)	4,532	5,301	PerkinElmer, Inc.	3,571	283
Marsh & McLennan Cos. , Inc.	68,615	5,720	Pfizer, Inc.	26,700	1,066
MasterCard, Inc. Class A(Û)	24,280	4,807	Quest Diagnostics, Inc.	1,454	157
MetLife, Inc.	11,503	526	Steris PLC	2,799	320
Moody's Corp.	15,984	2,735	Stryker Corp.	16,891	2,758
Nasdaq, Inc.	1,119	102	Teleflex, Inc.	8,337	2,274
Northern Trust Corp.	15,585	1,702	UnitedHealth Group, Inc.	37,703	9,547
Old Republic International Corp.	5,107	109	Varian Medical Systems, Inc. (Æ)	12,843	1,483
Paramount Group, Inc. (ö)	27,400	423	Vertex Pharmaceuticals, Inc. (Æ)	2,850	499
Park Hotels & Resorts, Inc. (ö)	4,036	126	WellCare Health Plans, Inc. (Æ)	5,650	1,511
PNC Financial Services Group, Inc. (The)	2,629	381	Zimmer Biomet Holdings, Inc.	3,211	403
Principal Financial Group, Inc.	1,923	112	Zoetis, Inc. Class A	951	82
ProAssurance Corp.	24,071	994			78,242
Progressive Corp. (The)	33,160	1,990
Prologis, Inc. (ö)	5,531	363	Materials and Processing - 3.0%
Prudential Financial, Inc.	14,097	1,423	Air Products & Chemicals, Inc.	3,465	569
Public Storage (ö)	979	213	AptarGroup, Inc.	2,123	217
Raymond James Financial, Inc.	2,900	266	Ashland Global Holdings, Inc.	10,200	838
Rayonier, Inc. (ö)	20,293	710	Bemis Co. , Inc.	25,960	1,192
Reinsurance Group of America, Inc. Class A	11,931	1,689	Berry Plastics Group, Inc. (Æ)	3,255	159
Simon Property Group, Inc. (ö)	1,396	246	Crown Holdings, Inc. (Æ)	1,556	70
Starwood Property Trust, Inc. (ö)	5,197	119	Domtar Corp.	4,100	198
State Street Corp.	66,668	5,888	DowDuPont, Inc.	4,020	276
SunTrust Banks, Inc.	1,496	108	Eastman Chemical Co.	1,514	157
Synchrony Financial	27,300	790	Ecolab, Inc.	23,850	3,357
Synovus Financial Corp.	17,000	840	Graphic Packaging Holding Co.	4,609	67
Torchmark Corp.	2,537	223	Hexcel Corp.	1,218	84
Travelers Cos. , Inc. (The)	17,327	2,255	International Flavors & Fragrances, Inc.	10,766	1,429
US Bancorp(Û)	132,313	7,014	International Paper Co.	4,059	218
Ventas, Inc. (ö)	3,902	220	NewMarket Corp.	2,580	1,056
Visa, Inc. Class A	26,969	3,688	PolyOne Corp.	4,700	211
Wells Fargo & Co.	14,226	815	PPG Industries, Inc.	1,625	180
Weyerhaeuser Co. (ö)	4,209	144	Praxair, Inc.	27,820	4,659
White Mountains Insurance Group, Ltd.	100	91	RPM International, Inc.	1,756	113

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 9

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Sonoco Products Co.	3,523	197	Verisk Analytics, Inc. Class A(Æ)	2,658	294
WestRock Co.	5,493	318	WageWorks, Inc. (Æ)	5,800	306
WR Grace & Co.	6,300	465	Waste Management, Inc.	3,789	341
		16,030	Waters Corp. (Æ)	538	106
			Werner Enterprises, Inc.	29,667	1,105
Producer Durables - 15.7%			WESCO International, Inc. (Æ)	3,200	195
3M Co.	18,502	3,927	WW Grainger, Inc.	8,510	2,949
Accenture PLC Class A	20,610	3,285	XPO Logistics, Inc. (Æ)	45,783	4,565
AGCO Corp.	17,790	1,121			82,942
Ametek, Inc.	2,017	157
Automatic Data Processing, Inc.	41,421	5,592	Technology - 16.7%
Avery Dennison Corp.	2,120	243	Adobe Systems, Inc. (Æ)	12,892	3,154
Boeing Co. (The)(Û)	5,565	1,983	Alphabet, Inc. Class A(Æ)	1,229	1,508
Cintas Corp.	856	175	Alphabet, Inc. Class C(Æ)(Û)	12,975	15,797
Cummins, Inc.	9,260	1,322	Amdocs, Ltd.	1,336	90
Danaher Corp.	6,015	617	Amkor Technology, Inc. (Æ)	10,200	89
Deere & Co.	454	66	Amphenol Corp. Class A	2,482	232
Eaton Corp. PLC	3,245	270	Anixter International, Inc. (Æ)	5,231	381
EMCOR Group, Inc.	4,184	322	Apple, Inc.	35,364	6,730
Emerson Electric Co.	2,802	203	Arrow Electronics, Inc. (Æ)	16,500	1,251
Expeditors International of Washington, Inc.	21,100	1,607	Aspen Technology, Inc. (Æ)	16,300	1,561
Exponent, Inc.	5,056	247	Avnet, Inc.	29,636	1,300
FedEx Corp.	707	174	Box, Inc. Class A(Æ)	24,800	594
Fluor Corp.	18,600	953	CA, Inc.	6,003	265
Fortive Corp.	34,517	2,833	Cadence Design Systems, Inc. (Æ)(Û)	39,900	1,759
General Dynamics Corp.	1,503	300	CDK Global, Inc.	1,524	95
Honeywell International, Inc.	49,901	7,968	Cirrus Logic, Inc. (Æ)	9,000	389
Hubbell, Inc. Class B	833	103	Cisco Systems, Inc.	13,722	580
Illinois Tool Works, Inc.	29,188	4,183	Citrix Systems, Inc. (Æ)	4,130	454
Insperity, Inc.	6,500	618	CommVault Systems, Inc. (Æ)	2,577	167
Itron, Inc. (Æ)	13,600	832	Cornerstone OnDemand, Inc. (Æ)	15,000	741
JB Hunt Transport Services, Inc.	11,920	1,429	Dolby Laboratories, Inc. Class A	3,649	235
Kansas City Southern	11,736	1,365	Etsy, Inc. (Æ)	13,000	531
KBR, Inc.	10,200	204	F5 Networks, Inc. (Æ)	8,970	1,537
Landstar System, Inc. (Û)	14,870	1,653	Facebook, Inc. Class A(Æ)	18,376	3,171
Lockheed Martin Corp. (Û)	6,738	2,197	FireEye, Inc. (Æ)	23,100	359
ManpowerGroup, Inc.	12,673	1,182	Fortinet, Inc. (Æ)	6,400	403
Mettler-Toledo International, Inc. (Æ)	3,728	2,209	Harris Corp.	603	99
Moog, Inc. Class A	2,600	195	Hewlett Packard Enterprise Co.	68,590	1,059
MSC Industrial Direct Co. , Inc. Class A	8,900	753	HP, Inc. (Æ)	52,100	1,202
National Instruments Corp.	24,400	1,069	Intel Corp.	13,244	637
Navistar International Corp. (Æ)	8,400	362	International Business Machines Corp. (Û)	2,545	369
Northrop Grumman Corp. (Û)	7,297	2,193	Intuit, Inc.	30,775	6,286
Old Dominion Freight Line, Inc.	6,160	904	Juniper Networks, Inc.	42,500	1,119
Pentair PLC	22,300	996	Microchip Technology, Inc.	59,544	5,563
Quanta Services, Inc. (Æ)	26,900	916	Microsoft Corp. (Û)	102,961	10,923
Raytheon Co.	2,527	500	Motorola Solutions, Inc.	2,440	296
Republic Services, Inc. Class A	2,666	193	New Relic, Inc. (Æ)	11,120	1,086
Robert Half International, Inc. (Û)	25,800	1,955	NXP Semiconductors NV(Æ)	3,093	295
Rockwell Automation, Inc.	8,430	1,581	Oracle Corp.	115,897	5,527
Rockwell Collins, Inc.	1,550	215	Plantronics, Inc.	3,080	211
Roper Technologies, Inc.	17,913	5,408	Plexus Corp. (Æ)	1,200	71
Terex Corp.	13,500	596	Pure Storage, Inc. Class A(Æ)	13,500	292
Textron, Inc.	8,300	567	Splunk, Inc. (Æ)	1,430	137
Toro Co. (The)	20,600	1,240	SYNNEX Corp.	4,650	449
TransDigm Group, Inc.	7,130	2,678	Synopsys, Inc. (Æ)(Û)	19,800	1,771
UniFirst Corp.	1,980	371	Tableau Software, Inc. Class A(Æ)	5,500	567
Union Pacific Corp.	2,356	353	Tech Data Corp. (Æ)	13,300	1,109
United Parcel Service, Inc. Class B	1,656	199	Texas Instruments, Inc.	6,519	726
United Technologies Corp.	3,664	497	Twitter, Inc. (Æ)	24,700	787

See accompanying notes which are an integral part of this quarterly report.

10 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($) or		Value		Amount ($) or	Value
	Shares		$		Shares	$
Varonis Systems, Inc. (Æ)	2,200		132	CarMax, Inc. (Æ)	(5,800)	(433)
Verint Systems, Inc. (Æ)	28,610		1,285	Central Garden & Pet Co. Class A(Æ)	(7,300)	(293)
Viavi Solutions, Inc. Class W(Æ)	37,470		379	Chegg, Inc. (Æ)	(9,700)	(269)
Xilinx, Inc.	19,000		1,369	Dorman Products, Inc. (Æ)	(11,400)	(851)
Yelp, Inc. Class A(Æ)	4,900		181	Harley-Davidson, Inc.	(16,700)	(716)
Zynga, Inc. Class A(Æ)	272,200		1,032	L Brands, Inc.	(13,400)	(424)
			88,332	LCI Industries	(8,960)	(824)
				Liberty Broadband Corp. Class A(Æ)	(10,167)	(807)
Utilities - 3.7%				Meredith Corp.	(15,595)	(829)
Alliant Energy Corp.	3,610		155	Monro Muffler Brake, Inc.	(9,800)	(661)
Ameren Corp.	1,325		82
American Electric Power Co. , Inc.	18,655		1,327	Nexstar Media Group, Inc. Class A	(8,000)	(596)
Aqua America, Inc.	3,422		126	Penn National Gaming, Inc. (Æ)	(22,240)	(713)
AT&T, Inc.	73,819		2,360	Planet Fitness, Inc. Class A(Æ)	(10,288)	(489)
Atmos Energy Corp.	1,986		182	Sally Beauty Holdings, Inc. (Æ)	(54,100)	(892)
Avangrid, Inc.	8,081		404	Sinclair Broadcast Group, Inc. Class A	(17,800)	(459)
CenterPoint Energy, Inc.	54,142		1,542	Skechers U. S. A. , Inc. Class A(Æ)	(15,800)	(438)
CMS Energy Corp.	17,304		837	Tempur Sealy International, Inc. (Æ)	(9,600)	(469)
Cogent Communications Holdings, Inc.	7,001		364	TRI Pointe Group, Inc. (Æ)	(31,000)	(439)
Consolidated Edison, Inc.	5,002		395			(10,989)
Dominion Energy, Inc.	4,983		357	Consumer Staples - (0.1)%
DTE Energy Co.	15,102		1,639	Keurig Dr Pepper, Inc.	(6,500)	(156)
Duke Energy Corp.	4,289		350	Sanderson Farms, Inc.	(2,690)	(271)
Edison International	14,600		973			(427)
Evergy, Inc.	22,521		1,263	Energy - (0.3)%
Eversource Energy(Æ)	22,783		1,383	Callon Petroleum Co. (Æ)	(43,400)	(467)
Exelon Corp.	10,260		436	Gulfport Energy Corp. (Æ)	(50,300)	(579)
MDU Resources Group, Inc.	4,259		124	Oil States International, Inc. (Æ)	(11,000)	(384)
NextEra Energy, Inc.	3,549		595	SRC Energy, Inc. (Æ)	(35,700)	(404)
NiSource, Inc.	30,965		811
OGE Energy Corp.	7,716		280	Financial Services - (1.9)%		(1,834)
Pinnacle West Capital Corp.	1,310		105	Annaly Capital Management, Inc. (ö)	(75,400)	(808)
PPL Corp.	4,570		131	Apollo Commercial Real Estate Finance,
Public Service Enterprise Group, Inc.	7,087		365	Inc. (ö)	(45,800)	(874)
Sempra Energy	2,627		304	Cboe Global Markets, Inc.	(1,970)	(191)
Southern Co. (The)	7,275		354	Chimera Investment Corp. (ö)	(30,000)	(573)
US Cellular Corp. (Æ)	11,898		409	Cohen & Steers, Inc.	(6,371)	(267)
Vectren Corp.	2,180		156	Colony NorthStar, Inc. (ö)	(136,400)	(840)
Verizon Communications, Inc.	26,088		1,347
WEC Energy Group, Inc. (Æ)	5,228		347	Crown Castle International Corp. (ö)	(2,180)	(242)
Xcel Energy, Inc.	7,825		367	CyrusOne, Inc. (ö)	(8,600)	(533)
				DDR Corp. (ö)	(24,900)	(341)
			19,870	Digital Realty Trust, Inc. (ö)	(2,130)	(259)
Total Common Stocks				FBL Financial Group, Inc. Class A	(1,032)	(84)
(cost $431,446)			534,402	Invesco Mortgage Capital, Inc. (ö)	(10,800)	(179)
				Iron Mountain, Inc. (ö)	(15,700)	(551)

Short-Term Investments - 6.4%				LendingTree, Inc. (Æ)	(2,520)	(602)
U. S. Cash Management Fund(@)	18,788,719	(8)	18,791	Medical Properties Trust, Inc. (ö)	(41,800)	(602)
United States Treasury Bills				New Residential Investment Corp. (ö)	(15,175)	(271)
1.748% due 09/13/18 (~)	8,000		7,983	Pacific Premier Bancorp, Inc. (Æ)	(19,900)	(736)
				Physicians Realty Trust (ö)	(33,600)	(530)
Total Short-Term Investments
2.060% due 11/29/18 (~)	7,000		6,953	Tanger Factory Outlet Centers, Inc. (ö)	(38,000)	(906)
(cost $33,727)			33,727	Two Harbors Investment Corp. (ö)	(42,700)	(662)
						(10,051)

Total Investments 107.4%				Health Care - (1.3)%
				Acadia Pharmaceuticals, Inc. (Æ)	(11,200)	(169)
(identified cost $465,173)			568,129	Acceleron Pharma, Inc. (Æ)	(5,723)	(249)
Securities Sold Short - (9.0)%
Consumer Discretionary - (2.1)%				Corcept Therapeutics, Inc. (Æ)	(7,600)	(100)
Callaway Golf Co.		(20,100)	(387)	Exact Sciences Corp. (Æ)	(1,300)	(76)
				Insmed, Inc. (Æ)	(3,300)	(82)

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 11

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair	Principal	Fair
	Amount ($) or	Value	Amount ($) or	Value
	Shares	$	Shares	$
Integra LifeSciences Holdings Corp. (Æ)	(3,900)	(243)	Total Securities Sold Short
IQVIA Holdings, Inc. (Æ)	(6,500)	(793)	(proceeds $44,518)	(47,486)
LHC Group, Inc. (Æ)	(3,080)	(265)
Ligand Pharmaceuticals, Inc. Class B(Æ)	(1,640)	(358)	Other Assets and Liabilities, Net
Madrigal Pharmaceuticals, Inc. (Æ)	(260)	(67)	- 1.6%	8,579
MyoKardia, Inc. (Æ)	(1,400)	(80)	Net Assets - 100.0%	529,222
Myriad Genetics, Inc. (Æ)	(4,300)	(188)
Neogen Corp. (Æ)	(4,000)	(330)
Nevro Corp. (Æ)	(5,300)	(298)
Patterson Cos. , Inc.	(32,800)	(804)
Prestige Brands Holdings, Inc. (Æ)	(22,270)	(796)
Repligen Corp. (Æ)	(11,979)	(579)
Sage Therapeutics, Inc. (Æ)	(1,110)	(160)
Spectrum Pharmaceuticals, Inc. (Æ)	(26,700)	(568)
Teladoc, Inc. (Æ)	(9,300)	(557)
		(6,762)
Materials and Processing - (0.8)%
Compass Minerals International, Inc.	(13,027)	(884)
DowDuPont, Inc.	(11,400)	(784)
Sherwin-Williams Co. (The)	(2,040)	(899)
Simpson Manufacturing Co. , Inc.	(6,100)	(445)
SiteOne Landscape Supply, Inc. (Æ)	(4,600)	(410)
Trex Co. , Inc. (Æ)	(7,100)	(552)
		(3,974)
Producer Durables - (1.1)%
Aerojet Rocketdyne Holdings, Inc. (Æ)	(20,500)	(691)
GATX Corp.	(8,100)	(667)
Healthcare Services Group, Inc.	(20,400)	(821)
Keysight Technologies, Inc. (Æ)	(5,700)	(331)
Knight-Swift Transportation Holdings, Inc.
(Æ)	(16,040)	(522)
Macquarie Infrastructure Corp.	(18,400)	(836)
Nordson Corp.	(5,500)	(738)
Spirit Airlines, Inc. (Æ)	(18,500)	(804)
Square, Inc. Class A(Æ)	(10,100)	(653)
		(6,063)
Technology - (1.1)%
Alarm. com Holdings, Inc. (Æ)	(9,000)	(386)
Analog Devices, Inc.	(9,500)	(913)
Cars. com, Inc. (Æ)	(27,800)	(789)
Cognex Corp.	(11,600)	(612)
Coherent, Inc. (Æ)	(5,013)	(792)
Ebix, Inc.	(2,000)	(159)
Envestnet, Inc. (Æ)	(8,200)	(481)
GrubHub, Inc. (Æ)	(1,440)	(176)
GTT Communications, Inc. (Æ)	(5,900)	(262)
II-VI, Inc. (Æ)	(6,900)	(270)
Leidos Holdings, Inc.	(700)	(48)
LogMeIn, Inc.	(5,450)	(442)
Snap, Inc. Class A(Æ)	(24,500)	(306)
Universal Display Corp.	(2,610)	(251)
		(5,887)
Utilities - (0.3)%
j2 Global, Inc.	(8,100)	(687)
Pattern Energy Group, Inc. Class A	(43,700)	(812)
		(1,499)

See accompanying notes which are an integral part of this quarterly report.

12 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index		Put	24	2,650.00	USD	6,360	08/03/18	(1)
S&P 500 Index		Put	24	2,700.00	USD	6,480	08/10/18	(5)
S&P 500 Index		Put	23	2,690.00	USD	6,187	08/17/18	(9)
S&P 500 Index		Put	24	2,705.00	USD	6,492	08/24/18	(17)
Total Liability for Options Written (premiums received $79)								(32)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$61,667	$—	$—	$—	$61,667
Consumer Staples	56,693	—	—	—	56,693
Energy	31,299	—	—	—	31,299
Financial Services	99,327	—	—	—	99,327
Health Care	78,242	—	—	—	78,242
Materials and Processing	16,030	—	—	—	16,030
Producer Durables	82,942	—	—	—	82,942
Technology	88,332	—	—	—	88,332
Utilities	19,870	—	—	—	19,870
Short-Term Investments	—	14,936	—	18,791	33,727
Total Investments	534,402	14,936	—	18,791	568,129
Securities Sold Short**	(47,486)	—	—	—	(47,486)

Other Financial Instruments
Liabilities
Options Written	(32)	—	—	—	(32)
Total Other Financial Instruments*	$(32)	$—	$—	$—	$(32)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 13

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 99.3%			Ross Stores, Inc. (Û)	2,649	232
Consumer Discretionary - 16.7%			Royal Caribbean Cruises, Ltd.	801	90
Aaron's, Inc. Class A	1,176	51	Starbucks Corp.	2,524	132
Amazon. com, Inc. (Æ)(Û)	3,291	5,848	Tapestry, Inc.	20,137	949
American Eagle Outfitters, Inc.	3,070	77	Target Corp.	2,836	229
Avis Budget Group, Inc. (Æ)	1,039	36	Tenneco, Inc.	4,913	227
Best Buy Co. , Inc. (Û)	5,119	384	Thomson Reuters Corp.	2,183	90
BorgWarner, Inc.	276	13	TJX Cos. , Inc.	2,344	228
Brunswick Corp.	4,269	275	Toll Brothers, Inc. (Ñ)	3,097	109
Burlington Stores, Inc. (Æ)	1,590	243	Twenty-First Century Fox, Inc. Class A	5,146	232
Carnival Corp.	3,321	197	Urban Outfitters, Inc. (Æ)	1,491	66
CBS Corp. Class B	21,227	1,118	Visteon Corp. (Æ)	2,460	288
Charter Communications, Inc. Class A(Æ)	441	134	WABCO Holdings, Inc. (Æ)	2,030	255
Cimpress NV(Æ)	93	14	Wal-Mart Stores, Inc.	2,322	208
Comcast Corp. Class A	4,201	150	Walt Disney Co. (The)	1,389	158
Costco Wholesale Corp.	198	43	Yum China Holdings, Inc.	4,300	155
Coty, Inc. Class A	1,037	14	Yum! Brands, Inc.	341	27
Dana Holding Corp.	5,462	117			22,371
Deckers Outdoor Corp. (Æ)	535	60
Dick's Sporting Goods, Inc.	4,588	156	Consumer Staples - 1.3%
Domino's Pizza, Inc.	1,570	412	Altria Group, Inc.	1,187	70
eBay, Inc. (Æ)	3,718	124	Archer-Daniels-Midland Co.	795	38
Fiat Chrysler Automobiles NV(Æ)(Û)	4,346	74	Boston Beer Co. , Inc. Class A(Æ)	171	47
First Cash Financial Services, Inc.	584	47	Bunge, Ltd.	4,900	338
Foot Locker, Inc.	2,286	112	Colgate-Palmolive Co.	414	28
Ford Motor Co.	131,485	1,320	Constellation Brands, Inc. Class A	199	42
Gap, Inc. (The)	1,679	51	CVS Health Corp.	795	52
General Motors Co. (Û)	19,247	729	Herbalife, Ltd. (Æ)	1,122	58
G-III Apparel Group, Ltd. (Æ)	1,100	50	Ingredion, Inc. (Û)	823	83
Goodyear Tire & Rubber Co. (The)	2,900	70	Kimberly-Clark Corp.	200	23
Graham Holdings Co. Class B	129	72	Kraft Heinz Co. (The)	375	23
Hilton Worldwide Holdings, Inc.	4,800	378	Kroger Co. (The)	1,151	33
Home Depot, Inc. (The)	1,353	267	Molson Coors Brewing Co. Class B	303	20
Interpublic Group of Cos. , Inc. (The)	15,532	350	Mondelez International, Inc. Class A	463	20
John Wiley & Sons, Inc. Class A	898	57	Monster Beverage Corp. (Æ)	683	41
Kohl's Corp.	3,334	247	Nu Skin Enterprises, Inc. Class A	1,845	134
Las Vegas Sands Corp.	1,364	98	PepsiCo, Inc. (Û)	340	39
Lear Corp.	1,294	233	Performance Food Group Co. (Æ)	1,369	49
Lennar Corp. Class A	1,035	54	Philip Morris International, Inc.	928	80
Lennar Corp. Class B	20	1	Procter & Gamble Co. (The)	1,473	119
Lowe's Cos. , Inc.	1,291	128	Sysco Corp.	1,895	127
Macy's, Inc.	1,735	69	Tyson Foods, Inc. Class A	466	27
Madison Square Garden Co. (The) Class A(Æ)	1,290	403	US Foods Holding Corp. (Æ)(Û)	2,590	88
Magna International, Inc. Class A	2,161	131	USANA Health Sciences, Inc. (Æ)	293	39
Marriott International, Inc. Class A	990	127	Walgreens Boots Alliance, Inc.	1,458	99
McDonald's Corp.	850	134			1,717
Meritage Homes Corp. (Æ)	1,203	52
Michael Kors Holdings, Ltd. (Æ)(Û)	1,610	107	Energy - 8.4%
Michaels Cos. , Inc. (The)(Æ)	2,934	60	Anadarko Petroleum Corp.	1,184	87
Netflix, Inc. (Æ)	1,258	424	Andeavor(Æ)	862	129
Newell Rubbermaid, Inc.	11,873	311	Apache Corp.	1,209	56
News Corp. Class A	26,827	404	Baker Hughes, a GE Co. , LLC	630	22
Nike, Inc. Class B	1,866	144	BP PLC - ADR	7,029	317
Norwegian Cruise Line Holdings, Ltd. (Æ)	16,713	836	Cenovus Energy, Inc.	37,641	378
NVR, Inc. (Æ)	17	47	Chevron Corp.	2,006	253
Office Depot, Inc.	6,483	16	Cimarex Energy Co.	275	27
Omnicom Group, Inc.	6,488	447	Concho Resources, Inc. (Æ)	673	98
Pandora Media, Inc. (Æ)(Ñ)	2,762	19	ConocoPhillips(Û)	12,799	924
PulteGroup, Inc. (Û)	18,273	521	Continental Resources, Inc. (Æ)	1,200	77
PVH Corp.	4,167	640	Devon Energy Corp.	7,537	340

See accompanying notes which are an integral part of this quarterly report.

14 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Enbridge, Inc.	830	29	Equinix, Inc. (Æ)(ö)	873	384
Energen Corp. (Æ)	2,921	217	Equity Commonwealth(Æ)(ö)	4,248	137
EOG Resources, Inc.	7,509	968	Equity Residential(ö)	1,889	124
Exxon Mobil Corp.	10,085	822	Essex Property Trust, Inc. (ö)	155	37
Halliburton Co.	9,973	424	Evercore, Inc. Class A(Û)	666	75
Hess Corp.	1,724	113	First Citizens BancShares, Inc. Class A	124	50
HollyFrontier Corp.	1,023	76	First Hawaiian, Inc.	4,400	124
Marathon Oil Corp.	5,653	119	First Republic Bank	1,028	102
Marathon Petroleum Corp. (Û)	4,163	336	Forest City Realty Trust, Inc. Class A(ö)	6,047	151
Murphy Oil Corp.	2,092	70	Franklin Resources, Inc.	11,839	406
National Oilwell Varco, Inc. (Ñ)	12,830	624	GGP, Inc. (Æ)(ö)	4,779	102
Newfield Exploration Co. (Æ)	3,519	101	Goldman Sachs Group, Inc. (The)	8,714	2,067
Noble Energy, Inc.	829	30	HCP, Inc. (ö)	2,503	65
Occidental Petroleum Corp.	8,681	729	Interactive Brokers Group, Inc. Class A	1,600	96
PBF Energy, Inc. Class A	5,286	247	JBG Smith Properties(ö)	656	24
PDC Energy, Inc. (Æ)	1,037	65	Jones Lang LaSalle, Inc. (Û)	1,008	172
Peabody Energy Corp.	7,747	329	JPMorgan Chase & Co. (Û)	10,402	1,197
Phillips 66	2,803	345	KKR & Co. , Inc. Class A	6,279	172
Pioneer Natural Resources Co.	7,063	1,336	Lazard, Ltd. Class A	2,651	144
QEP Resources, Inc. (Æ)	4,398	46	Lincoln National Corp.	2,062	140
Royal Dutch Shell PLC Class A - ADR	8,256	564	MasterCard, Inc. Class A	452	89
Schlumberger, Ltd.	1,316	89	MetLife, Inc.	35,546	1,626
Southwestern Energy Co. (Æ)	10,319	53	Morgan Stanley(Û)	28,173	1,424
Valero Energy Corp.	6,804	805	Navient Corp. (Û)	5,389	71
		11,245	Northern Trust Corp.	3,100	339
			NorthStar Realty Europe Corp. (ö)	3,747	51
Financial Services - 21.3%			OneMain Holdings, Inc. (Æ)	1,432	48
Affiliated Managers Group, Inc.	377	60	Park Hotels & Resorts, Inc. (ö)(Û)	2,746	86
Aflac, Inc.	2,144	100	PayPal Holdings, Inc. (Æ)	1,240	102
Allstate Corp. (The)(Û)	3,343	318	Piedmont Office Realty Trust, Inc. Class A(ö)	4,072	81
Ally Financial, Inc. (Û)	7,725	207	PNC Financial Services Group, Inc. (The)	241	35
American Express Co.	409	41	Popular, Inc.	8,821	438
American International Group, Inc.	18,335	1,013	Progressive Corp. (The)	995	60
American Tower Corp. (ö)	786	117	Prologis, Inc. (ö)	3,837	252
Ameriprise Financial, Inc. (Û)	203	30	Prudential Financial, Inc. (Û)	6,852	692
Apple Hospitality REIT, Inc. (ö)(Û)	732	13	Public Storage(ö)	466	102
AvalonBay Communities, Inc. (ö)	149	26	Raymond James Financial, Inc.	2,500	229
AXA Equitable Holdings, Inc.	15,003	330	Ryman Hospitality Properties, Inc. (ö)(Û)	143	12
Axis Capital Holdings, Ltd.	5,970	338	Santander Consumer USA Holdings, Inc.	2,872	55
Bank of America Corp. (Û)	90,551	2,795	Simon Property Group, Inc. (ö)	125	22
Bank of New York Mellon Corp. (The)	1,822	97	State Street Corp.	6,139	543
Berkshire Hathaway, Inc. Class B(Æ)	852	169	SunTrust Banks, Inc.	7,531	543
BlackRock, Inc. Class A	68	34	Synovus Financial Corp.	3,272	162
Blackstone Group, LP (The)	22,984	802	TCF Financial Corp. (Û)	3,579	90
Boston Properties, Inc. (ö)	877	110	UBS Group AG(Æ)	18,964	311
Brighthouse Financial, Inc. (Æ)	53	2	Unum Group	2,961	118
Capital One Financial Corp.	18,267	1,721	Ventas, Inc. (ö)	590	33
CBRE Group, Inc. Class A(Æ)(Û)	4,881	243	Visa, Inc. Class A	928	127
Charles Schwab Corp. (The)	2,147	110	Vornado Realty Trust(ö)	1,094	79
Chubb, Ltd.	720	101	Voya Financial, Inc.	11,812	597
Citigroup, Inc. (Û)	36,951	2,656	Wells Fargo & Co.	10,963	628
Citizens Financial Group, Inc. (Û)	13,621	542	Welltower, Inc. (ö)	733	46
CNO Financial Group, Inc.	3,494	71	Weyerhaeuser Co. (ö)	6,201	212
Colony NorthStar, Inc. (ö)	4,472	28			28,447
Comerica, Inc.	3,600	349
Crown Castle International Corp. (ö)	412	46	Health Care - 11.9%
Digital Realty Trust, Inc. (ö)	372	45	Abbott Laboratories	683	45
Discover Financial Services(Û)	5,275	377	AbbVie, Inc.	1,964	181
Dun & Bradstreet Corp. (The)	946	119	Abiomed, Inc. (Æ)	750	266
E*Trade Financial Corp. (Æ)	6,100	365	Aerie Pharmaceuticals, Inc. (Æ)	9,028	610

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 15

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Aetna, Inc.	623	117	Ecolab, Inc.	778	109
Agilent Technologies, Inc.	2,632	174	Freeport-McMoRan, Inc. (Û)	5,215	86
Alexion Pharmaceuticals, Inc. (Æ)	722	96	Huntsman Corp. (Û)	3,801	127
Align Technology, Inc. (Æ)	960	342	Louisiana-Pacific Corp. (Û)	3,451	93
Alkermes PLC(Æ)(Ñ)	2,400	105	LyondellBasell Industries NV Class A(Û)	1,957	217
Allergan PLC	3,153	580	Masco Corp.	1,657	67
Allscripts Healthcare Solutions, Inc. (Æ)	16,900	207	Methanex Corp. (Û)	784	54
AmerisourceBergen Corp. Class A	3,600	295	Mosaic Co. (The)	1,927	58
Amgen, Inc.	2,991	588	Newmont Mining Corp.	1,231	45
Anthem, Inc. (Æ)	2,248	568	Norbord, Inc.	1,377	49
Bausch Health Companies, Inc. (Æ)	2,161	47	Nucor Corp.	1,535	103
Baxter International, Inc. (Û)	3,960	287	PPG Industries, Inc.	533	59
Becton Dickinson and Co.	168	42	Praxair, Inc.	6,601	1,106
Biogen, Inc. (Æ)	2,529	847	Reliance Steel & Aluminum Co. (Û)	2,110	190
Bristol-Myers Squibb Co.	13,928	818	Sonoco Products Co.	1,271	71
Bruker Corp.	2,525	82	Steel Dynamics, Inc. (Û)	4,174	197
Cardinal Health, Inc.	10,549	527	Teck Resources, Ltd. Class B(Û)	2,001	52
Celgene Corp. (Æ)	14,657	1,321	Trinseo SA	1,283	96
Cigna Corp.	600	108	Triton International, Ltd.	1,267	45
Colliers International Group, Inc.	702	58	United States Steel Corp. (Û)	1,754	64
Eli Lilly & Co. (Û)	1,093	108	Univar, Inc. (Æ)	4,700	129
Envision Healthcare Corp. (Æ)	1,186	52	WestRock Co.	1,509	87
Express Scripts Holding Co. (Æ)	5,050	401			5,129
Gilead Sciences, Inc. (Û)	5,261	409
Haemonetics Corp. (Æ)	578	56	Producer Durables - 11.6%
Halozyme Therapeutics, Inc. (Æ)	3,000	54	3M Co.	589	125
HCA Healthcare, Inc.	698	87	Accenture PLC Class A	286	46
HMS Holdings Corp. (Æ)	3,038	73	AGCO Corp.	5,300	334
Humana, Inc. (Û)	2,528	794	American Airlines Group, Inc.	780	31
IDEXX Laboratories, Inc. (Æ)	1,130	277	Automatic Data Processing, Inc.	257	35
Johnson & Johnson	2,815	373	Boeing Co. (The)	5,770	2,055
Laboratory Corp. of America Holdings(Æ)	389	68	Caterpillar, Inc.	666	96
Ligand Pharmaceuticals, Inc. Class B(Æ)	343	75	CoStar Group, Inc. (Æ)	285	119
Loxo Oncology, Inc. (Æ)	2,065	346	CSX Corp.	1,643	116
McKesson Corp.	5,273	663	Cummins, Inc.	548	78
Merck & Co. , Inc. (Û)	10,041	661	Danaher Corp.	348	36
Molina Healthcare, Inc. (Æ)	2,000	208	Deere & Co.	5,530	801
Mylan NV(Æ)	13,563	506	Delta Air Lines, Inc.	5,913	322
Perrigo Co. PLC	670	54	Dover Corp.	5,155	428
Pfizer, Inc. (Û)	9,078	362	Eaton Corp. PLC	708	59
Regeneron Pharmaceuticals, Inc. (Æ)	236	87	EMCOR Group, Inc.	1,562	120
Sage Therapeutics, Inc. (Æ)	3,407	492	Emerson Electric Co.	452	33
Stryker Corp.	267	44	EnerSys	662	54
Thermo Fisher Scientific, Inc.	180	42	Esterline Technologies Corp. (Æ)	1,700	145
United Therapeutics Corp. (Æ)	432	53	Evoqua Water Technologies Corp. (Æ)	25,219	538
UnitedHealth Group, Inc.	562	142	FedEx Corp.	3,204	788
Vertex Pharmaceuticals, Inc. (Æ)	3,576	626	Fluor Corp.	6,700	343
WellCare Health Plans, Inc. (Æ)(Û)	1,929	516	General Dynamics Corp.	181	36
Zoetis, Inc. Class A	199	17	General Electric Co.	42,969	586
		15,957	HD Supply Holdings, Inc. (Æ)	7,117	313
			Honeywell International, Inc.	413	66
Materials and Processing - 3.9%			Huntington Ingalls Industries, Inc. (Û)	465	108
Air Products & Chemicals, Inc.	327	54	Illinois Tool Works, Inc.	216	31
Albemarle Corp.	389	37	Insperity, Inc.	1,600	152
Bemis Co. , Inc.	1,019	47	Itron, Inc. (Æ)(Ñ)	1,600	98
Cabot Corp.	2,424	161	JB Hunt Transport Services, Inc.	692	83
CF Industries Holdings, Inc.	4,200	187	Johnson Controls International PLC(Æ)	725	27
Domtar Corp. (Û)	4,226	204	KBR, Inc.	2,100	42
DowDuPont, Inc.	18,221	1,252	Korn/Ferry International	945	62
Eastman Chemical Co.	804	83	L3 Technologies, Inc.	182	39

See accompanying notes which are an integral part of this quarterly report.

16 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Lockheed Martin Corp.	244	80	Entegris, Inc.	1,122	39
ManpowerGroup, Inc. (Û)	4,279	399	F5 Networks, Inc. (Æ)	690	118
Moog, Inc. Class A	614	46	Facebook, Inc. Class A(Æ)(Û)	17,036	2,941
MSC Industrial Direct Co. , Inc. Class A	334	28	FireEye, Inc. (Æ)	5,800	90
Navistar International Corp. (Æ)	1,600	69	Fortinet, Inc. (Æ)	5,000	315
Norfolk Southern Corp.	692	117	Hewlett Packard Enterprise Co.	66,620	1,028
Northrop Grumman Corp.	125	38	HP, Inc. (Æ)	49,982	1,153
Oshkosh Corp.	753	57	Imperva, Inc. (Æ)	688	32
PACCAR, Inc.	487	32	Intel Corp.	9,803	472
Pentair PLC	1,600	71	International Business Machines Corp.	544	79
Quanta Services, Inc. (Æ)	35,305	1,202	Intuit, Inc.	1,045	213
Raytheon Co.	4,686	927	Jabil Circuit, Inc.	11,406	322
Regal Beloit Corp.	684	59	Juniper Networks, Inc.	11,400	300
Republic Services, Inc. Class A(Ñ)	1,113	81	KLA-Tencor Corp.	1,850	217
Robert Half International, Inc. (Û)	2,073	157	Marvell Technology Group, Ltd.	41,524	884
Rockwell Automation, Inc.	3,870	725	Mellanox Technologies, Ltd. (Æ)	387	30
Ryder System, Inc.	4,450	349	Micro Focus International PLC - ADR	526	9
SkyWest, Inc. (Û)	902	54	Micron Technology, Inc. (Æ)(Û)	2,837	150
Spirit AeroSystems Holdings, Inc. Class A(Û)	1,283	120	Microsoft Corp. (Û)	18,083	1,918
Stanley Black & Decker, Inc.	552	83	NetApp, Inc.	5,427	420
Terex Corp. (Ñ)	5,362	237	NVIDIA Corp.	862	211
Union Pacific Corp.	7,317	1,096	ON Semiconductor Corp. (Æ)	3,320	73
United Parcel Service, Inc. Class B	749	90	Oracle Corp.	13,501	644
United Rentals, Inc. (Æ)(Û)	817	122	Palo Alto Networks, Inc. (Æ)	1,662	329
United Technologies Corp.	823	112	Perspecta, Inc.	1,514	33
Waste Management, Inc.	397	36	Pure Storage, Inc. Class A(Æ)	2,500	54
Werner Enterprises, Inc.	1,842	69	QUALCOMM, Inc.	926	59
XPO Logistics, Inc. (Æ)	7,592	756	Salesforce. com, Inc. (Æ)	4,300	590
		15,557	Seagate Technology PLC	933	49
			Splunk, Inc. (Æ)	2,020	194
Technology - 21.2%			Symantec Corp.	1,580	32
Adobe Systems, Inc. (Æ)	509	125	SYNNEX Corp.	860	83
Akamai Technologies, Inc. (Æ)	1,885	142	Tableau Software, Inc. Class A(Æ)	3,462	357
Alibaba Group Holding, Ltd. - ADR(Æ)	2,662	498	Tech Data Corp. (Æ)(Ñ)	4,238	353
Alphabet, Inc. Class A(Æ)	168	206	Texas Instruments, Inc.	488	54
Alphabet, Inc. Class C(Æ)	163	198	Twitter, Inc. (Æ)	8,300	265
Amdocs, Ltd.	552	37	Varonis Systems, Inc. (Æ)	400	24
Amkor Technology, Inc. (Æ)	4,414	38	VeriSign, Inc. (Æ)	1,487	216
Apple, Inc. (Û)	30,601	5,824	Viavi Solutions, Inc. Class W(Æ)	5,400	55
Applied Materials, Inc. (Û)	3,299	160	Vishay Intertechnology, Inc.	4,110	103
ARRIS International PLC(Æ)	13,600	344	Western Digital Corp.	5,770	405
Aspen Technology, Inc. (Æ)	4,377	419	Xilinx, Inc.	13,426	967
Avaya Holdings Corp. (Æ)	3,400	70	Yelp, Inc. Class A(Æ)	1,200	44
Avnet, Inc.	3,937	173			28,377
Booking Holdings, Inc. (Æ)	199	404
Box, Inc. Class A(Æ)	3,400	81	Utilities - 3.0%
Broadcom, Inc.	3,368	747	AES Corp.	9,181	123
Cadence Design Systems, Inc. (Æ)	2,685	118	Ameren Corp.	593	37
Ciena Corp. (Æ)	2,500	64	American Electric Power Co. , Inc.	2,275	162
Cirrus Logic, Inc. (Æ)	2,000	87	American Water Works Co. , Inc.	371	33
Cisco Systems, Inc. (Û)	9,780	414	AT&T, Inc.	33,581	1,072
Citrix Systems, Inc. (Æ)	5,275	580	Avangrid, Inc.	1,500	75
Cognizant Technology Solutions Corp. Class			CenturyLink, Inc.	3,582	67
A	6,916	564	CMS Energy Corp.	646	31
CommVault Systems, Inc. (Æ)	900	58	Consolidated Edison, Inc.	1,580	125
Cornerstone OnDemand, Inc. (Æ)	3,700	183	Dominion Energy, Inc.	824	59
Corning, Inc.	966	32	DTE Energy Co.	613	67
Dell Technologies, Inc. Class V(Æ)	5,011	464	Duke Energy Corp.	795	65
DXC Technology Co.	329	28	Edison International	8,409	560
Electronic Arts, Inc. (Æ)	3,070	395	Frontier Communications Corp. (Ñ)	737	4

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 17

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Hawaiian Electric Industries, Inc.	1,503	53		Pinnacle Financial Partners, Inc.	(1,339)	(84)
j2 Global, Inc.	1,757	149		Sabra Health Care REIT, Inc. (ö)	(4,510)	(97)
NextEra Energy, Inc.	986	165		TFS Financial Corp.	(7,274)	(111)
PG&E Corp.	905	39		United Bankshares, Inc.	(2,884)	(107)
Portland General Electric Co.	599	27		Virtu Financial, Inc. Class A	(1,712)	(34)
Public Service Enterprise Group, Inc.	871	45				(840)
Southern Co. (The)	1,845	90		Health Care – (0.2)%
Southwest Gas Holdings, Inc.	418	33		Alkermes PLC(Æ)	(743)	(33)
Telephone & Data Systems, Inc.	2,996	76		DexCom, Inc. (Æ)	(594)	(57)
T-Mobile US, Inc. (Æ)	1,055	63		Incyte Corp. (Æ)	(394)	(26)
Verizon Communications, Inc. (Û)	13,059	675
WEC Energy Group, Inc. (Æ)	590	39		Insulet Corp. (Æ)	(416)	(35)
Xcel Energy, Inc.	939	44		Medicines Co. (The)(Æ)	(767)	(30)
				Novocure, Ltd. (Æ)	(954)	(32)
		3,978		Teladoc, Inc. (Æ)	(748)	(45)
Total Common Stocks						(258)
(cost $106,944)		132,778		Materials and Processing - (0.4)%
				Axalta Coating Systems, Ltd. (Æ)	(2,156)	(65)

Short-Term Investments - 2.8%				Ball Corp.	(950)	(37)
U. S. Cash Management Fund(@)	3,760,974 (8)	3,761		Crown Holdings, Inc. (Æ)	(1,291)	(58)
Total Short-Term Investments				Eagle Materials, Inc.	(959)	(95)
(cost $3,761)		3,761		Martin Marietta Materials, Inc.	(525)	(105)
				Platform Specialty Products Corp. (Æ)	(3,197)	(40)
Other Securities - 0.6%				Summit Materials, Inc. Class A(Æ)	(1,754)	(44)
U. S. Cash Collateral Fund(×)(@)	761,448 (8)	761		Vulcan Materials Co.	(782)	(88)
Total Other Securities				Wheaton Precious Metals Corp.	(1,581)	(33)
(cost $761)		761				(565)
				Producer Durables – (0.1)%
Total Investments 102.7%				Brink's Co. (The)	(441)	(35)
(identified cost $111,466)		137,300		Macquarie Infrastructure Corp.	(812)	(37)
Securities Sold Short - (2.0)%				Square, Inc. Class A(Æ)	(300)	(19)
Consumer Discretionary – (0.2)%				Stericycle, Inc. (Æ)	(739)	(52)
Caesars Entertainment Corp. (Æ)	(2,810)	(32)				(143)
Coty, Inc. Class A	(2,654)	(36)		Technology – (0.3)%
Floor & Decor Holdings, Inc. Class A(Æ)	(762)	(36)		Carvana Co. (Æ)	(1,343)	(58)
Mattel, Inc.	(2,455)	(39)		Cree, Inc. (Æ)	(876)	(41)
Newell Rubbermaid, Inc.	(1,085)	(28)		Gartner, Inc. (Æ)	(360)	(49)
Nielsen Holdings PLC	(1,537)	(36)		MACOM Technology Solutions Holdings,
Tesla, Inc. (Æ)	(142)	(42)		Inc. (Æ)	(834)	(17)
Under Armour, Inc. Class A(Æ)	(1,760)	(35)		Maxar Technologies, Ltd.	(944)	(46)
		(284)		Snap, Inc. Class A(Æ)	(2,336)	(29)
Consumer Staples - (0.1)%				Switch, Inc. Class A	(2,691)	(35)
B&G Foods, Inc. Class A	(739)	(23)		Universal Display Corp.	(416)	(40)
Kraft Heinz Co. (The)	(1,660)	(100)		ViaSat, Inc. (Æ)	(625)	(44)
		(123)				(359)
Energy – (0.1)%
Golar LNG, Ltd.	(1,200)	(31)		Total Securities Sold Short
Pembina Pipeline Corp.	(1,861)	(67)		(proceeds $2,782)		(2,705)
Weatherford International PLC(Æ)	(10,351)	(35)
		(133)		Other Assets and Liabilities, Net
Financial Services - (0.6)%			-	(0.7%)		(926)
Bank OZK	(1,778)	(73)		Net Assets - 100.0%		133,669
Enstar Group, Ltd. (Æ)	(106)	(23)
First Financial Bankshares, Inc.	(949)	(54)
Healthcare Realty Trust, Inc. (ö)	(1,771)	(53)
Iron Mountain, Inc. (ö)	(1,388)	(49)
New York Community Bancorp, Inc.	(6,679)	(72)
Omega Healthcare Investors, Inc. (ö)	(2,801)	(83)

See accompanying notes which are an integral part of this quarterly report.

18 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	10	USD	1,409	09/18	10
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					10

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$22,371	$—	$—	$—	$22,371
Consumer Staples	1,717	—	—	—	1,717
Energy	11,245	—	—	—	11,245
Financial Services	28,447	—	—	—	28,447
Health Care	15,957	—	—	—	15,957
Materials and Processing	5,129	—	—	—	5,129
Producer Durables	15,557	—	—	—	15,557
Technology	28,377	—	—	—	28,377
Utilities	3,978	—	—	—	3,978
Short-Term Investments	—	—	—	3,761	3,761
Other Securities	—	—	—	761	761
Total Investments	132,778	—	—	4,522	137,300
Securities Sold Short**	(2,705)	—	—	—	(2,705)

Other Financial Instruments
Assets
Futures Contracts	10	—	—	—	10
Total Other Financial Instruments*	$10	$—	$—	$—	$10

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 19

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 102.0%			Royal Caribbean Cruises, Ltd.	133,605	15,065
Consumer Discretionary - 22.1%			Service Corp. International	45,800	1,802
Aaron's, Inc. Class A	71,747	3,107	Starbucks Corp.	281,720	14,759
Abercrombie & Fitch Co. Class A	40,100	950	Tapestry, Inc.	364,296	17,166
Advance Auto Parts, Inc.	37,088	5,238	Target Corp.	29,200	2,356
Amazon. com, Inc. (Æ)	47,270	84,020	Tenneco, Inc.	6,000	277
Autoliv, Inc.	10,880	1,115	Thor Industries, Inc.	13,900	1,318
Best Buy Co. , Inc.	65,600	4,922	Tiffany & Co.	19,200	2,641
Bloomin' Brands, Inc.	16,700	323	TJX Cos. , Inc.	28,800	2,801
BorgWarner, Inc.	26,600	1,224	Tupperware Brands Corp.	108,910	3,998
Brunswick Corp.	17,012	1,094	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	63,700	15,568
Burlington Stores, Inc. (Æ)	16,590	2,535	Vail Resorts, Inc.	7,000	1,938
Carnival Corp.	372,702	22,079	VF Corp.	8,504	783
CBS Corp. Class B	307,198	16,180	Visteon Corp. (Æ)	34,420	4,030
Chipotle Mexican Grill, Inc. Class A(Æ)	7,290	3,161	WABCO Holdings, Inc. (Æ)	16,590	2,085
Cinemark Holdings, Inc.	55,239	1,984	Wal-Mart Stores, Inc.	406,950	36,312
Comcast Corp. Class A	1,079,173	38,613	Walt Disney Co. (The)	388,254	44,090
Cooper-Standard Holdings, Inc. (Æ)	5,907	796	Williams-Sonoma, Inc.	135,019	7,897
Costco Wholesale Corp.	28,380	6,207	Yum China Holdings, Inc.	96,998	3,500
Darden Restaurants, Inc.	145,267	15,535	Yum! Brands, Inc.	8,200	650
Diageo PLC - ADR	91,500	13,475			670,241
Dick's Sporting Goods, Inc.	52,800	1,803
Dollar General Corp.	33,200	3,259	Consumer Staples - 6.4%
Dollar Tree, Inc. (Æ)	29,800	2,720	Anheuser-Busch InBev SA - ADR	157,100	15,980
Domino's Pizza, Inc.	20,500	5,385	Archer-Daniels-Midland Co.	242,060	11,682
DR Horton, Inc.	216,201	9,448	Brown-Forman Corp. Class B - ADR	30,600	1,629
Dunkin' Brands Group, Inc.	120,300	8,376	Bunge, Ltd.	57,600	3,982
eBay, Inc. (Æ)	626,094	20,943	Coca-Cola Co. (The)	607,400	28,323
Foot Locker, Inc.	40,100	1,957	Colgate-Palmolive Co.	22,600	1,514
Ford Motor Co.	921,000	9,247	ConAgra Foods, Inc.	105,100	3,858
Fortune Brands Home & Security, Inc.	30,400	1,763	Constellation Brands, Inc. Class A	61,112	12,848
GameStop Corp. Class A	130,300	1,878	CVS Health Corp.	98,679	6,400
Garmin, Ltd.	29,800	1,861	Flowers Foods, Inc.	100,700	2,054
General Motors Co.	857,922	32,524	Heineken NV - ADR	151,800	7,718
Gentex Corp.	86,100	1,998	Hershey Co. (The)	9,900	972
Genuine Parts Co.	23,800	2,316	Hormel Foods Corp.	43,100	1,550
Goodyear Tire & Rubber Co. (The)	317,103	7,677	Ingredion, Inc.	13,000	1,317
Graham Holdings Co. Class B	3,800	2,124	JM Smucker Co. (The)	46,936	5,216
Hilton Worldwide Holdings, Inc.	93,130	7,326	Kellogg Co.	309,752	22,002
Home Depot, Inc. (The)	111,370	21,998	Kraft Heinz Co. (The)	21,600	1,301
International Game Technology PLC	58,100	1,469	McCormick & Co. , Inc.	10,800	1,270
Jack in the Box, Inc.	4,000	337	Medifast, Inc.	1,400	240
John Wiley & Sons, Inc. Class A	31,294	1,976	Molson Coors Brewing Co. Class B	118,148	7,916
Lear Corp.	19,900	3,585	Monster Beverage Corp. (Æ)	33,000	1,981
LKQ Corp. (Æ)	119,600	4,009	Nestle SA - ADR	354,900	28,928
LVMH Moet Hennessy Louis Vuitton SE			Nu Skin Enterprises, Inc. Class A	4,300	313
- ADR	83,300	5,807	PepsiCo, Inc.	44,480	5,115
Madison Square Garden Co. (The) Class A(Æ)	18,367	5,734	Philip Morris International, Inc.	39,782	3,433
Magna International, Inc. Class A	132,732	8,067	Pilgrim's Pride Corp. (Æ)	26,200	467
Marriott International, Inc. Class A	93,886	12,002	Pinnacle Foods, Inc.	29,900	1,986
McDonald's Corp.	234,336	36,917	Post Holdings, Inc. (Æ)	13,400	1,160
Michael Kors Holdings, Ltd. (Æ)	28,300	1,888	Procter & Gamble Co. (The)	66,100	5,346
Netflix, Inc. (Æ)	18,278	6,168	Seaboard Corp.	401	1,459
News Corp. Class A	178,312	2,687	Tyson Foods, Inc. Class A	46,100	2,658
Nordstrom, Inc.	42,300	2,217	USANA Health Sciences, Inc. (Æ)	1,670	221
Norwegian Cruise Line Holdings, Ltd. (Æ)	166,855	8,348	Walgreens Boots Alliance, Inc.	55,800	3,773
NVR, Inc. (Æ)	729	2,012			194,612
PulteGroup, Inc.	41,200	1,174
PVH Corp.	97,150	14,914	Energy - 6.8%
Ross Stores, Inc.	54,140	4,733	Anadarko Petroleum Corp.	140,182	10,254

See accompanying notes which are an integral part of this quarterly report.

20 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Andeavor(Æ)	29,100	4,367	Comerica, Inc.	65,710	6,370
BP PLC - ADR	350,483	15,803	Commerce Bancshares, Inc.	68,674	4,587
Cabot Oil & Gas Corp.	30,600	719	Discover Financial Services	20,100	1,435
Canadian Natural Resources, Ltd.	490,276	17,964	Douglas Emmett, Inc. (ö)	43,600	1,693
Chevron Corp.	95,370	12,042	E*Trade Financial Corp. (Æ)	166,800	9,976
Cimarex Energy Co.	28,800	2,840	Eagle Bancorp, Inc. (Æ)	1,000	54
Concho Resources, Inc. (Æ)	12,480	1,820	Equinix, Inc. (Æ)(ö)	10,140	4,454
ConocoPhillips	242,917	17,531	Equity Commonwealth(Æ)(ö)	82,739	2,668
CONSOL Energy, Inc. (Æ)	66,600	2,773	Equity Residential(ö)	65,500	4,286
Devon Energy Corp.	277,602	12,495	Euronet Worldwide, Inc. (Æ)	19,000	1,747
Diamondback Energy, Inc.	11,800	1,557	Everest Re Group, Ltd.	8,750	1,911
Energen Corp. (Æ)	25,700	1,907	Federated Investors, Inc. Class B	34,500	835
EOG Resources, Inc.	49,240	6,349	Fidelity National Information Services, Inc.	21,800	2,248
Exxon Mobil Corp.	149,100	12,153	First BanCorp(Æ)	71,359	587
Halliburton Co.	165,858	7,036	First Data Corp. Class A(Æ)	358,728	8,344
Kinder Morgan, Inc.	432,017	7,681	First Hawaiian, Inc.	70,853	2,002
Marathon Petroleum Corp.	157,400	12,723	First Midwest Bancorp, Inc.	18,450	492
National Oilwell Varco, Inc.	105,700	5,139	Fiserv, Inc. (Æ)	25,100	1,895
Occidental Petroleum Corp.	42,500	3,567	Franklin Resources, Inc.	73,200	2,512
Oceaneering International, Inc.	134,074	3,668	Gaming and Leisure Properties, Inc. (ö)	61,800	2,245
PBF Energy, Inc. Class A	48,690	2,274	Global Payments, Inc.	24,000	2,702
Peabody Energy Corp.	59,914	2,546	Goldman Sachs Group, Inc. (The)	68,367	16,232
Phillips 66	93,910	11,583	Hanover Insurance Group, Inc. (The)	8,945	1,122
Pioneer Natural Resources Co.	21,130	3,999	Host Hotels & Resorts, Inc. (ö)	113,300	2,373
Schlumberger, Ltd.	155,936	10,529	Interactive Brokers Group, Inc. Class A	26,520	1,587
Transocean, Ltd. (Æ)	82,300	1,059	Intercontinental Exchange, Inc.	60,700	4,486
Valero Energy Corp.	82,570	9,772	Invesco, Ltd.	173,029	4,670
Williams Cos. , Inc. (The)	56,600	1,684	Investors Bancorp, Inc.	24,300	304
World Fuel Services Corp.	73,100	2,034	Jack Henry & Associates, Inc.	29,800	4,014
		205,868	Jefferies Financial Group, Inc. (Æ)	53,900	1,307
			JPMorgan Chase & Co.	247,774	28,482
Financial Services - 17.5%			KKR & Co. , Inc. Class A	712,094	19,497
Affiliated Managers Group, Inc.	5,700	912	Lazard, Ltd. Class A	45,600	2,476
Aflac, Inc.	39,400	1,834	Legg Mason, Inc.	23,500	802
AGNC Investment Corp. (Æ)	125,400	2,442	Life Storage, Inc. (Æ)(ö)	16,800	1,612
Allstate Corp. (The)	77,550	7,377	LPL Financial Holdings, Inc.	7,500	497
American Express Co.	38,400	3,822	M&T Bank Corp.	54,630	9,470
American International Group, Inc.	89,800	4,958	MasterCard, Inc. Class A	91,515	18,120
Ameriprise Financial, Inc.	20,600	3,001	Medical Properties Trust, Inc. (ö)	164,000	2,363
Annaly Capital Management, Inc. (ö)	210,800	2,260	MFA Financial, Inc. (ö)	330,000	2,657
Aspen Insurance Holdings, Ltd.	31,369	1,269	Morgan Stanley	313,641	15,858
Athene Holding, Ltd. Class A(Æ)	51,167	2,347	Morningstar, Inc.	18,000	2,376
Axis Capital Holdings, Ltd.	22,844	1,292	MSCI, Inc. Class A	11,000	1,828
Bank of America Corp.	739,264	22,828	Nasdaq, Inc.	21,700	1,983
Bank of New York Mellon Corp. (The)	45,500	2,433	New Residential Investment Corp. (ö)	117,500	2,102
Banner Corp.	2,400	151	New York Community Bancorp, Inc.	148,600	1,600
Berkshire Hathaway, Inc. Class B(Æ)	133,752	26,466	Northern Trust Corp.	71,725	7,834
BlackRock, Inc. Class A	1,500	754	Omega Healthcare Investors, Inc. (ö)	65,200	1,936
Blackstone Group, LP (The)	815,585	28,480	OneMain Holdings, Inc. (Æ)	164,904	5,483
BNP Paribas - ADR	218,832	7,149	Paramount Group, Inc. (ö)	141,272	2,181
Capital One Financial Corp.	153,395	14,468	Park Hotels & Resorts, Inc. (ö)	83,800	2,621
Cathay General Bancorp	18,300	761	PayPal Holdings, Inc. (Æ)	78,000	6,407
Cboe Global Markets, Inc.	32,300	3,137	PNC Financial Services Group, Inc. (The)	20,000	2,897
CBRE Group, Inc. Class A(Æ)	38,087	1,897	Popular, Inc.	5,300	263
Charles Schwab Corp. (The)	56,100	2,864	Primerica, Inc.	11,500	1,320
Chimera Investment Corp. (ö)	146,200	2,792	ProAssurance Corp.	19,311	798
CIT Group, Inc.	37,110	1,964	Progressive Corp. (The)	183,344	11,002
Citigroup, Inc.	415,671	29,883	Prudential Financial, Inc.	24,780	2,501
Citizens Financial Group, Inc.	106,700	4,245	Raymond James Financial, Inc.	69,940	6,406
CNO Financial Group, Inc.	9,600	195	Rayonier, Inc. (ö)	25,400	889

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 21

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Reinsurance Group of America, Inc. Class A	36,814	5,209	Loxo Oncology, Inc. (Æ)	40,553	6,796
Retail Properties of America, Inc. Class A(ö)	13,700	172	Mallinckrodt PLC(Æ)	96,358	2,260
Santander Consumer USA Holdings, Inc.	462,409	8,897	Masimo Corp. (Æ)	5,500	547
SEI Investments Co.	20,500	1,229	McKesson Corp.	28,800	3,617
SLM Corp. (Æ)	320,381	3,617	Medtronic PLC	25,900	2,337
Spirit Realty Capital, Inc. (ö)	68,300	572	Merck & Co. , Inc.	140,949	9,284
Starwood Property Trust, Inc. (ö)	178,900	4,086	Molina Healthcare, Inc. (Æ)	17,960	1,869
State Street Corp.	130,570	11,531	Mylan NV(Æ)	134,541	5,020
SunTrust Banks, Inc.	105,400	7,596	Perrigo Co. PLC	9,500	765
Synchrony Financial	291,481	8,435	Pfizer, Inc.	228,985	9,143
Synovus Financial Corp.	84,260	4,164	Portola Pharmaceuticals, Inc. (Æ)	61,354	2,196
T Rowe Price Group, Inc.	15,200	1,810	Quest Diagnostics, Inc.	16,400	1,767
TD Ameritrade Holding Corp.	20,900	1,194	Sage Therapeutics, Inc. (Æ)	63,780	9,205
Total System Services, Inc.	25,100	2,298	Shire PLC - ADR	22,384	3,819
Travelers Cos. , Inc. (The)	49,160	6,398	Steris PLC	11,400	1,305
Two Harbors Investment Corp. (ö)	155,900	2,416	Stryker Corp.	10,600	1,730
Visa, Inc. Class A	54,100	7,398	Thermo Fisher Scientific, Inc.	11,000	2,580
Voya Financial, Inc.	43,100	2,177	UnitedHealth Group, Inc.	103,151	26,120
Wells Fargo & Co.	95,700	5,483	Varian Medical Systems, Inc. (Æ)	32,677	3,773
WR Berkley Corp.	11,069	839	Veeva Systems, Inc. Class A(Æ)	27,200	2,057
WSFS Financial Corp.	3,300	187	Vertex Pharmaceuticals, Inc. (Æ)	16,300	2,853
		531,088	WellCare Health Plans, Inc. (Æ)	27,200	7,274
			West Pharmaceutical Services, Inc.	23,300	2,555
Health Care - 10.7%			Zimmer Biomet Holdings, Inc.	28,858	3,622
Abbott Laboratories	31,500	2,064	Zoetis, Inc. Class A	36,100	3,122
AbbVie, Inc.	51,635	4,762			325,250
Abiomed, Inc. (Æ)	10,300	3,652
Aerie Pharmaceuticals, Inc. (Æ)	178,284	12,043	Materials and Processing - 3.4%
Aetna, Inc.	15,200	2,864	Air Products & Chemicals, Inc.	7,550	1,239
Agilent Technologies, Inc.	52,200	3,447	Ashland Global Holdings, Inc.	36,500	2,997
Align Technology, Inc. (Æ)	31,700	11,306	Ball Corp.	22,700	885
Alkermes PLC(Æ)	31,700	1,390	Berry Plastics Group, Inc. (Æ)	18,200	889
Allergan PLC	15,650	2,881	Cabot Corp.	4,100	271
Allscripts Healthcare Solutions, Inc. (Æ)	207,066	2,534	Crown Holdings, Inc. (Æ)	125,641	5,688
AmerisourceBergen Corp. Class A	51,506	4,215	Domtar Corp.	57,100	2,753
Amgen, Inc.	10,200	2,005	DowDuPont, Inc.	274,869	18,903
Anthem, Inc. (Æ)	52,090	13,179	Eastman Chemical Co.	50,000	5,181
Baxter International, Inc.	45,200	3,275	Ecolab, Inc.	6,525	918
Becton Dickinson and Co.	7,500	1,878	Ingersoll-Rand PLC	20,000	1,970
Biogen, Inc. (Æ)	36,720	12,278	International Flavors & Fragrances, Inc.	26,160	3,473
Bristol-Myers Squibb Co.	103,000	6,051	LyondellBasell Industries NV Class A	21,100	2,338
Cardinal Health, Inc.	58,100	2,902	NewMarket Corp.	4,235	1,734
Celgene Corp. (Æ)	269,261	24,258	Nucor Corp.	50,500	3,380
Centene Corp. (Æ)	19,900	2,594	Owens Corning	28,100	1,748
Cerner Corp. (Æ)	48,000	2,980	Packaging Corp. of America	8,800	994
Cigna Corp.	61,970	11,119	Praxair, Inc.	87,901	14,723
Cooper Cos. , Inc. (The)	8,900	2,318	Reliance Steel & Aluminum Co.	69,595	6,277
Edwards Lifesciences Corp. (Æ)	20,200	2,877	Royal Gold, Inc.	35,800	3,029
Eli Lilly & Co.	85,131	8,412	Sherwin-Williams Co. (The)	31,400	13,839
Express Scripts Holding Co. (Æ)	36,500	2,900	Sonoco Products Co.	17,200	960
Gilead Sciences, Inc.	68,884	5,361	Steel Dynamics, Inc.	37,300	1,756
Halozyme Therapeutics, Inc. (Æ)	24,300	440	Tahoe Resources, Inc. (Æ)	544,900	2,458
Hologic, Inc. (Æ)	19,200	824	Univar, Inc. (Æ)	31,630	870
Horizon Pharma PLC(Æ)	241,704	4,261	Watsco, Inc.	7,800	1,346
Humana, Inc.	32,330	10,157	WestRock Co.	28,200	1,635
IDEXX Laboratories, Inc. (Æ)	5,070	1,242	Worthington Industries, Inc.	2,600	122
Intuitive Surgical, Inc. (Æ)	20,588	10,463	WR Grace & Co.	29,087	2,148
Jazz Pharmaceuticals PLC(Æ)	18,535	3,208			104,524
Johnson & Johnson	160,480	21,267
Laboratory Corp. of America Holdings(Æ)	12,700	2,227	Producer Durables - 12.3%

See accompanying notes which are an integral part of this quarterly report.

22 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
3M Co.	13,300	2,824	Lincoln Electric Holdings, Inc.	11,510	1,081
Accenture PLC Class A	31,996	5,098	Lockheed Martin Corp.	25,003	8,153
Adient PLC	12,400	591	Macquarie Infrastructure Corp.	98,538	4,475
AECOM(Æ)	111,866	3,754	ManpowerGroup, Inc.	22,900	2,136
AerCap Holdings NV(Æ)	175,254	9,837	McGraw Hill Financial, Inc.	10,400	2,085
AGCO Corp.	65,511	4,128	Moog, Inc. Class A	12,382	929
Allison Transmission Holdings, Inc. Class A	74,390	3,496	Navistar International Corp. (Æ)	10,600	457
American Airlines Group, Inc.	137,257	5,427	Nordson Corp.	12,600	1,690
Ametek, Inc.	30,900	2,404	Northrop Grumman Corp.	12,500	3,756
AO Smith Corp.	36,700	2,185	Old Dominion Freight Line, Inc.	7,200	1,057
Apergy Corp. (Æ)	11,600	476	Paychex, Inc.	40,300	2,781
Aptiv PLC	11,600	1,138	Pentair PLC	13,800	616
Automatic Data Processing, Inc.	23,300	3,145	Quanta Services, Inc. (Æ)	443,571	15,112
Avery Dennison Corp.	14,000	1,605	Raytheon Co.	85,927	17,016
Babcock & Wilcox Co. (The) Class W(Æ)	28,700	1,887	Rockwell Automation, Inc.	107,907	20,239
Boeing Co. (The)	64,167	22,863	Rockwell Collins, Inc.	31,100	4,323
Booz Allen Hamilton Holding Corp. Class A	36,400	1,721	Rollins, Inc.	32,400	1,780
Carlisle Cos. , Inc.	14,800	1,818	Roper Technologies, Inc.	8,910	2,690
Copart, Inc. (Æ)	28,000	1,607	Ryder System, Inc.	4,900	384
CoStar Group, Inc. (Æ)	6,900	2,869	Snap-on, Inc.	14,100	2,391
Crane Co.	16,900	1,531	Southwest Airlines Co.	35,800	2,082
Cummins, Inc.	34,284	4,896	Spirit AeroSystems Holdings, Inc. Class A	18,000	1,678
Danaher Corp.	12,700	1,303	Stanley Black & Decker, Inc.	12,100	1,809
Deere & Co.	91,071	13,186	Terex Corp.	18,300	807
Delta Air Lines, Inc.	232,197	12,636	Textron, Inc.	114,391	7,809
Donaldson Co. , Inc.	13,900	663	Toro Co. (The)	29,685	1,787
Dover Corp.	23,100	1,917	UniFirst Corp.	2,366	443
Eaton Corp. PLC	58,700	4,882	Union Pacific Corp.	81,328	12,190
EMCOR Group, Inc.	8,645	665	United Continental Holdings, Inc. (Æ)	103,499	8,321
Esterline Technologies Corp. (Æ)	1,500	128	United Rentals, Inc. (Æ)	7,700	1,146
Evoqua Water Technologies Corp. (Æ)	439,798	9,385	United Technologies Corp.	37,800	5,131
ExlService Holdings, Inc. (Æ)	1,200	72	WageWorks, Inc. (Æ)	14,700	776
Expeditors International of Washington, Inc.	59,328	4,519	Waters Corp. (Æ)	11,000	2,170
Exponent, Inc.	2,100	103	Werner Enterprises, Inc.	37,300	1,389
FedEx Corp.	55,684	13,691	WESCO International, Inc. (Æ)	25,500	1,555
Fluor Corp.	81,400	4,172	XPO Logistics, Inc. (Æ)	128,956	12,859
Fortive Corp.	17,700	1,453			374,359
Forward Air Corp.	10,354	662
General Dynamics Corp.	14,400	2,877	Technology - 20.7%
General Electric Co.	68,500	934	Adobe Systems, Inc. (Æ)	21,300	5,212
Genpact, Ltd.	81,000	2,461	Alibaba Group Holding, Ltd. - ADR(Æ)	64,008	11,984
Graco, Inc.	43,500	2,007	Alphabet, Inc. Class A(Æ)	23,848	29,267
HD Supply Holdings, Inc. (Æ)	35,800	1,574	Alphabet, Inc. Class C(Æ)	61,817	75,247
HEICO Corp.	34,000	2,597	Amdocs, Ltd.	66,900	4,521
Herman Miller, Inc.	3,000	114	Amphenol Corp. Class A	30,900	2,890
Honeywell International, Inc.	22,200	3,544	Anixter International, Inc. (Æ)	8,150	594
Hub Group, Inc. Class A(Æ)	17,440	809	Ansys, Inc. (Æ)	15,700	2,651
Hubbell, Inc. Class B	9,100	1,122	Apple, Inc.	508,141	96,694
Huntington Ingalls Industries, Inc.	8,600	2,004	Applied Materials, Inc.	41,700	2,028
IDEX Corp.	11,200	1,720	Arista Networks, Inc. (Æ)	6,900	1,765
IHS Markit, Ltd. (Æ)	29,300	1,554	ARRIS International PLC(Æ)	114,987	2,905
Illinois Tool Works, Inc.	71,679	10,274	Arrow Electronics, Inc. (Æ)	80,243	6,086
Insperity, Inc.	3,000	285	Aspen Technology, Inc. (Æ)	50,938	4,879
Itron, Inc. (Æ)	2,700	165	Avaya Holdings Corp. (Æ)	36,000	741
Jacobs Engineering Group, Inc.	34,900	2,360	Avnet, Inc.	89,038	3,904
JB Hunt Transport Services, Inc.	38,460	4,611	Black Knight, Inc. (Æ)	14,100	728
Kansas City Southern	122,651	14,261	Booking Holdings, Inc. (Æ)	1,500	3,043
KBR, Inc.	54,300	1,085	Box, Inc. Class A(Æ)	50,000	1,198
L3 Technologies, Inc.	12,100	2,595	Broadcom, Inc.	65,881	14,610
Landstar System, Inc.	50,080	5,566	CA, Inc.	68,500	3,028

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 23

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cadence Design Systems, Inc. (Æ)	24,025	1,059	Xilinx, Inc.	236,153	17,020
Ciena Corp. (Æ)	33,000	838	Yelp, Inc. Class A(Æ)	41,200	1,520
Cirrus Logic, Inc. (Æ)	20,000	865	Zynga, Inc. Class A(Æ)	85,000	322
Cisco Systems, Inc.	492,995	20,849			628,809
Citrix Systems, Inc. (Æ)	40,260	4,427
Cognex Corp.	28,900	1,525	Utilities - 2.1%
Cognizant Technology Solutions Corp. Class			American Electric Power Co. , Inc.	19,092	1,358
A	57,800	4,711	AT&T, Inc.	950,170	30,377
CommScope Holding Co. , Inc. (Æ)	48,100	1,545	Avangrid, Inc.	35,620	1,783
CommVault Systems, Inc. (Æ)	18,000	1,168	Centennial Resource Development, Inc. Class
Cornerstone OnDemand, Inc. (Æ)	38,000	1,877	A(Æ)	108,500	1,949
Corning, Inc.	99,700	3,308	CenterPoint Energy, Inc.	95,800	2,728
Dell Technologies, Inc. Class V(Æ)	65,190	6,031	Cogent Communications Holdings, Inc.	17,810	925
DXC Technology Co.	23,100	1,958	Consolidated Edison, Inc.	35,700	2,818
Electronic Arts, Inc. (Æ)	75,950	9,779	Evergy, Inc.	55,900	3,135
F5 Networks, Inc. (Æ)	39,970	6,850	Eversource Energy(Æ)	8,600	522
Facebook, Inc. Class A(Æ)	235,020	40,560	Exelon Corp.	91,100	3,872
FireEye, Inc. (Æ)	78,200	1,214	Hawaiian Electric Industries, Inc.	103,700	3,647
Fortinet, Inc. (Æ)	45,130	2,839	PG&E Corp.	35,500	1,529
Hewlett Packard Enterprise Co.	409,400	6,321	Pinnacle West Capital Corp.	17,300	1,392
HP, Inc. (Æ)	305,300	7,046	SCANA Corp.	46,300	1,852
Imperva, Inc. (Æ)	2,700	125	Southern Co. (The)	56,400	2,741
Insight Enterprises, Inc. (Æ)	5,100	256	UGI Corp.	54,000	2,870
Intel Corp.	125,800	6,051	US Cellular Corp. (Æ)	1,100	38
International Business Machines Corp.	22,200	3,217			63,536
Intuit, Inc.	14,741	3,011
IPG Photonics Corp. (Æ)	8,200	1,345	Total Common Stocks
Jabil Circuit, Inc.	70,070	1,974	(cost $2,674,545)		3,098,287
Juniper Networks, Inc.	207,900	5,476
Lam Research Corp.	6,700	1,277	Short-Term Investments - 3.4%
Leidos Holdings, Inc.	26,400	1,806	U. S. Cash Management Fund(@)	103,760,617(8)	103,771
Liberty Expedia Holdings, Inc. Class A(Æ)	46,400	2,235	United States Treasury Bills
LogMeIn, Inc.	20,100	1,629	1.880% due 08/16/18 (§)(ç)(~)	700	700
Manhattan Associates, Inc. (Æ)	32,570	1,567	Total Short-Term Investments
Marvell Technology Group, Ltd.	740,812	15,787	(cost $104,470)		104,471
Micron Technology, Inc. (Æ)	222,425	11,742
Microsoft Corp.	898,020	95,262
NetApp, Inc.	149,040	11,554	Total Investments 105.4%
NetScout Systems, Inc. (Æ)	10,500	281	(identified cost $2,779,015)		3,202,758
NVIDIA Corp.	25,670	6,286	Securities Sold Short - (5.2)%
Perspecta, Inc.	11,600	252	Consumer Discretionary - (1.0)%
Plantronics, Inc.	14,560	1,000	CarMax, Inc. (Æ)	(30,900)	(2,308)
Plexus Corp. (Æ)	4,700	279	Comcast Corp. Class A	(52,700)	(1,886)
Progress Software Corp.	15,000	552	Coty, Inc. Class A	(161,770)	(2,169)
Pure Storage, Inc. Class A(Æ)	4,866	105	DISH Network Corp. Class A(Æ)	(78,030)	(2,463)
Red Hat, Inc. (Æ)	10,800	1,525	Dorman Products, Inc. (Æ)	(20,540)	(1,534)
Salesforce. com, Inc. (Æ)	108,151	14,833	Eldorado Resorts, Inc. (Æ)	(57,400)	(2,459)
Splunk, Inc. (Æ)	6,700	644	Hanesbrands, Inc.	(127,800)	(2,845)
Synaptics, Inc. (Æ)	15,800	792	Harley-Davidson, Inc.	(63,300)	(2,715)
SYNNEX Corp.	9,500	917	LCI Industries	(14,694)	(1,351)
Synopsys, Inc. (Æ)	24,355	2,178	Liberty Media Corp. Class A(Æ)	(23,401)	(784)
Tableau Software, Inc. Class A(Æ)	26,410	2,722	Mattel, Inc.	(118,326)	(1,878)
Tech Data Corp. (Æ)	21,592	1,801	Meredith Corp.	(34,850)	(1,852)
Teradata Corp. (Æ)	59,760	2,288	Monro Muffler Brake, Inc.	(5,200)	(351)
Twitter, Inc. (Æ)	31,100	991	Nexstar Media Group, Inc. Class A	(12,280)	(914)
Varonis Systems, Inc. (Æ)	8,500	508	Sally Beauty Holdings, Inc. (Æ)	(59,500)	(981)
Verint Systems, Inc. (Æ)	18,102	813	Vail Resorts, Inc.	(9,809)	(2,716)
Viavi Solutions, Inc. Class W(Æ)	103,900	1,052	Walt Disney Co. (The)	(24,150)	(2,742)
VMware, Inc. Class A(Æ)	9,300	1,345
					(31,948)
Western Digital Corp.	81,600	5,724	Consumer Staples - (0.2)%

See accompanying notes which are an integral part of this quarterly report.

24 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Altria Group, Inc.	(46,970)	(2,756)		Cintas Corp.	(9,840)	(2,012)
McCormick & Co. , Inc.	(23,100)	(2,715)		John Bean Technologies Corp.	(9,150)	(1,012)
		(5,471)		Knight-Swift Transportation Holdings, Inc.
Energy - (0.3)%				(Æ)	(14,670)	(478)
Carrizo Oil & Gas, Inc. (Æ)	(22,100)	(623)		Littelfuse, Inc.	(12,879)	(2,792)
Chesapeake Energy Corp. (Æ)	(45,900)	(217)		Mettler-Toledo International, Inc. (Æ)	(4,609)	(2,731)
Concho Resources, Inc. (Æ)	(18,340)	(2,675)		Nordson Corp.	(20,430)	(2,740)
EQT Corp.	(54,550)	(2,710)		Snap-on, Inc.	(18,220)	(3,090)
SemGroup Corp. Class A	(37,100)	(933)		Square, Inc. Class A(Æ)	(10,200)	(659)
Southwestern Energy Co. (Æ)	(108,600)	(558)		Verisk Analytics, Inc. Class A(Æ)	(21,200)	(2,345)
SRC Energy, Inc. (Æ)	(69,400)	(785)				(20,711)
		(8,501)		Technology - (0.7)%
Financial Services - (1.1)%				Adobe Systems, Inc. (Æ)	(10,672)	(2,611)
Annaly Capital Management, Inc. (ö)	(142,000)	(1,522)		Analog Devices, Inc.	(29,800)	(2,865)
Apollo Commercial Real Estate Finance,				Atlassian Corp. PLC Class A(Æ)	(22,770)	(1,649)
Inc. (ö)	(144,245)	(2,754)		Cars. com, Inc. (Æ)	(49,000)	(1,390)
Cboe Global Markets, Inc.	(26,620)	(2,586)		Envestnet, Inc. (Æ)	(7,800)	(457)
Cohen & Steers, Inc.	(16,655)	(698)		Gartner, Inc. (Æ)	(22,232)	(3,011)
Colony NorthStar, Inc. (ö)	(349,200)	(2,151)		GrubHub, Inc. (Æ)	(13,217)	(1,611)
Digital Realty Trust, Inc. (ö)	(22,450)	(2,726)		GTT Communications, Inc. (Æ)	(17,594)	(782)
First Data Corp. Class A(Æ)	(92,048)	(2,141)		IPG Photonics Corp. (Æ)	(9,700)	(1,591)
Invitation Homes, Inc. (ö)	(93,200)	(2,154)		LogMeIn, Inc.	(20,000)	(1,621)
Iron Mountain, Inc. (ö)	(58,338)	(2,048)		RealPage, Inc. (Æ)	(25,200)	(1,389)
LendingTree, Inc. (Æ)	(3,000)	(716)		SS&C Technologies Holdings, Inc.	(31,390)	(1,666)
Moody's Corp.	(15,400)	(2,635)		Switch, Inc. Class A	(30,700)	(400)
Pacific Premier Bancorp, Inc. (Æ)	(24,447)	(905)		ViaSat, Inc. (Æ)	(17,700)	(1,245)
PRA Group, Inc. (Æ)	(23,850)	(935)				(22,288)
Sabra Health Care REIT, Inc. (ö)	(101,472)	(2,193)		Utilities - (0.2)%
Sterling Bancorp	(18,800)	(417)		CenturyLink, Inc.	(151,200)	(2,838)
T Rowe Price Group, Inc.	(22,850)	(2,721)		Pattern Energy Group, Inc. Class A	(50,403)	(936)
Tanger Factory Outlet Centers, Inc. (ö)	(117,120)	(2,793)		Sempra Energy	(23,650)	(2,734)
Uniti Group, Inc. (ö)	(13,710)	(242)				(6,508)
Virtu Financial, Inc. Class A	(74,348)	(1,498)
		(33,835)		Total Securities Sold Short
Health Care - (0.7)%				(proceeds $160,102)		(158,372)
Abbott Laboratories	(41,670)	(2,731)
Bio-Techne Corp. (Æ)	(7,374)	(1,184)		Other Assets and Liabilities, Net
Cambrex Corp. (Æ)	(9,510)	(594)	-	(0.2%)		(6,059)
Henry Schein, Inc. (Æ)	(35,050)	(2,783)		Net Assets - 100.0%		3,038,327
IQVIA Holdings, Inc. (Æ)	(26,200)	(3,195)
MyoKardia, Inc. (Æ)	(4,390)	(252)
Neogen Corp. (Æ)	(21,900)	(1,805)
Prestige Brands Holdings, Inc. (Æ)	(48,410)	(1,730)
Repligen Corp. (Æ)	(25,100)	(1,213)
Spectrum Pharmaceuticals, Inc. (Æ)	(32,500)	(692)
Syneos Health, Inc. (Æ)	(18,200)	(897)
Teladoc, Inc. (Æ)	(22,500)	(1,347)
Thermo Fisher Scientific, Inc.	(11,770)	(2,760)
		(21,183)
Materials and Processing - (0.3)%
DowDuPont, Inc.	(39,780)	(2,736)
Sherwin-Williams Co. (The)	(8,520)	(3,755)
SiteOne Landscape Supply, Inc. (Æ)	(6,430)	(573)
Trex Co. , Inc. (Æ)	(11,100)	(863)
		(7,927)
Producer Durables - (0.7)%
3M Co.	(13,110)	(2,784)
Axon Enterprise, Inc. (Æ)	(1,000)	(68)

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 25

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	439	USD	61,835	09/18	1,654
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,654

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$670,241	$—	$—	$—	$670,241
Consumer Staples	194,612	—	—	—	194,612
Energy	205,868	—	—	—	205,868
Financial Services	531,088	—	—	—	531,088
Health Care	325,250	—	—	—	325,250
Materials and Processing	104,524	—	—	—	104,524
Producer Durables	374,359	—	—	—	374,359
Technology	628,809	—	—	—	628,809
Utilities	63,536	—	—	—	63,536
Short-Term Investments	—	700	—	103,771	104,471
Total Investments	3,098,287	700	—	103,771	3,202,758
Securities Sold Short**	(158,372)	—	—	—	(158,372)

Other Financial Instruments
Assets
Futures Contracts	1,654	—	—	—	1,654

Total Other Financial Instruments*	$1,654	$—	$—	$—	$1,654

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

26 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.0%			Wynn Resorts, Ltd.	1,310	218
Consumer Discretionary - 11.1%					18,959
Adtalem Global Education, Inc. (Æ)	1,600	87
Advance Auto Parts, Inc.	2,174	307	Consumer Staples - 3.2%
Aramark	8,145	328	Archer-Daniels-Midland Co.	11,200	541
Best Buy Co. , Inc.	6,000	450	Brown-Forman Corp. Class A - ADR	3,987	212
Brunswick Corp.	2,590	167	Brown-Forman Corp. Class B - ADR	4,853	258
Choice Hotels International, Inc.	1,100	85	Bunge, Ltd.	7,815	541
Churchill Downs, Inc.	1,294	370	Clorox Co. (The)	2,798	378
Cinemark Holdings, Inc.	23,200	834	ConAgra Foods, Inc.	17,400	639
Columbia Sportswear Co.	1,200	104	Energizer Holdings, Inc.	15,700	999
Cooper-Standard Holdings, Inc. (Æ)	830	112	Herbalife, Ltd. (Æ)	3,100	160
Dick's Sporting Goods, Inc.	3,100	106	Hershey Co. (The)	2,668	262
Discovery Communications, Inc. Class C(Æ)	1,632	40	Ingredion, Inc.	1,960	199
Dollar General Corp.	1,259	124	Kellogg Co.	8,100	575
Domino's Pizza, Inc.	820	215	Molson Coors Brewing Co. Class B	3,482	233
DR Horton, Inc.	5,974	261	Nu Skin Enterprises, Inc. Class A	2,100	153
Expedia, Inc.	2,638	353	Pilgrim's Pride Corp. (Æ)	8,424	150
Extended Stay America, Inc.	18,081	385	Tyson Foods, Inc. Class A	3,882	224
Foot Locker, Inc.	6,600	322			5,524
Garmin, Ltd.	6,882	430
Gentex Corp.	10,551	245	Energy - 5.3%
Genuine Parts Co. (Ñ)	2,676	260	Anadarko Petroleum Corp.	11,100	812
G-III Apparel Group, Ltd. (Æ)	900	41	Andeavor(Æ)	7,200	1,081
Goodyear Tire & Rubber Co. (The)	8,093	196	Cabot Oil & Gas Corp.	35,400	832
Hilton Worldwide Holdings, Inc.	2,900	228	Cimarex Energy Co.	2,000	197
International Game Technology PLC	10,400	263	Concho Resources, Inc. (Æ)	3,128	456
Interpublic Group of Cos. , Inc. (The)	18,200	410	Continental Resources, Inc. (Æ)	1,600	102
John Wiley & Sons, Inc. Class A	2,400	152	Devon Energy Corp.	6,000	270
Lear Corp.	2,581	465	Energen Corp. (Æ)	4,000	297
Lennar Corp. Class A	4,279	224	HollyFrontier Corp.	6,000	447
Liberty Broadband Corp. Class C(Æ)	1,285	102	Marathon Petroleum Corp.	2,139	173
Live Nation Entertainment, Inc. (Æ)	7,672	378	National Oilwell Varco, Inc.	7,800	379
LKQ Corp. (Æ)	23,476	787	Noble Energy, Inc.	24,800	895
Madison Square Garden Co. (The) Class A(Æ)	2,000	625	ONEOK, Inc.	2,301	162
MGM Resorts International	28,852	905	Parsley Energy, Inc. Class A(Æ)	9,562	301
Mohawk Industries, Inc. (Æ)	1,079	203	Patterson-UTI Energy, Inc.	34,600	595
Newell Rubbermaid, Inc.	10,842	284	PBF Energy, Inc. Class A	6,377	298
News Corp. Class A	18,900	285	Peabody Energy Corp.	4,200	178
Norwegian Cruise Line Holdings, Ltd. (Æ)	4,100	205	Phillips 66	1,320	163
NVR, Inc. (Æ)	175	483	Range Resources Corp.	16,489	254
Omnicom Group, Inc.	7,709	531	Valero Energy Corp.	1,030	122
O'Reilly Automotive, Inc. (Æ)	1,177	360	Williams Cos. , Inc. (The)	36,100	1,074
PVH Corp. (Ñ)	6,762	1,038			9,088
Ross Stores, Inc.	7,607	665
Royal Caribbean Cruises, Ltd.	2,434	274	Financial Services - 23.2%
ServiceMaster Global Holdings, Inc. (Æ)	3,665	209	Affiliated Managers Group, Inc.	7,300	1,168
Sirius XM Holdings, Inc. (Ñ)	103,392	726	Alexandria Real Estate Equities, Inc. (ö)	703	90
Tapestry, Inc.	7,400	349	Alliance Data Systems Corp.	2,279	513
Tenneco, Inc.	5,980	275	Ally Financial, Inc.	4,150	111
Toll Brothers, Inc. (Ñ)	5,392	190	American Campus Communities, Inc. (ö)	24,400	1,007
Vail Resorts, Inc.	1,871	518	American Homes 4 Rent Class A(ö)	64,556	1,428
VF Corp.	2,600	239	Annaly Capital Management, Inc. (ö)	12,259	131
Viacom, Inc. Class B	8,004	233	Arch Capital Group, Ltd. (Æ)	7,800	238
Visteon Corp. (Æ)	1,600	187	Aspen Insurance Holdings, Ltd.	6,400	259
Whirlpool Corp.	6,780	889	Assurant, Inc.	2,750	303
Wyndham Hotels & Resorts, Inc.	2,276	132	Athene Holding, Ltd. Class A(Æ)	11,424	524
Wyndham Worldwide Corp.	2,276	105	AvalonBay Communities, Inc. (ö)	2,558	452
			Axis Capital Holdings, Ltd.	4,820	273
			Boston Properties, Inc. (ö)	859	108

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 27

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Brandywine Realty Trust(ö)	4,300	71	Realty Income Corp. (ö)	1,526	85
Broadridge Financial Solutions, Inc.	2,280	258	Reinsurance Group of America, Inc. Class A	4,499	637
Brown & Brown, Inc.	7,300	214	RenaissanceRe Holdings, Ltd.	1,220	161
Cboe Global Markets, Inc.	2,270	220	Retail Opportunity Investments Corp. (ö)	40,600	768
CBRE Group, Inc. Class A(Æ)	13,514	673	Retail Properties of America, Inc. Class A(ö)	20,100	252
Chemical Financial Corp.	6,083	346	SBA Communications Corp. (Æ)(ö)	7,199	1,139
Citizens Financial Group, Inc.	11,417	454	Signature Bank	4,859	533
Columbia Property Trust, Inc. (ö)	3,000	70	SL Green Realty Corp. (ö)	142	15
Comerica, Inc.	4,800	465	Spirit MTA REIT (Æ)(ö)	2,030	20
Commerce Bancshares, Inc.	9,025	603	Spirit Realty Capital, Inc. (ö)	20,300	170
Crown Castle International Corp. (ö)	8,600	953	State Street Corp.	1,600	141
Digital Realty Trust, Inc. (ö)	968	118	SunTrust Banks, Inc.	8,300	598
Discover Financial Services	5,300	378	Synchrony Financial	6,200	179
Douglas Emmett, Inc. (ö)	5,600	218	Synovus Financial Corp.	12,200	603
Duke Realty Corp. (ö)	9,296	271	Torchmark Corp. (Ñ)	1,700	150
E*Trade Financial Corp. (Æ)	6,800	407	Travelers Cos. , Inc. (The)	1,960	255
Equity Commonwealth(Æ)(ö)	14,400	464	Unum Group	1,859	74
Equity LifeStyle Properties, Inc. Class A(ö)	2,397	218	Ventas, Inc. (ö)	1,659	94
Equity Residential (ö)	1,800	118	Vornado Realty Trust(ö)	989	71
Erie Indemnity Co. Class A	430	53	Voya Financial, Inc.	7,610	384
Essex Property Trust, Inc. (ö)	2,454	590	Webster Financial Corp.	5,371	347
Everest Re Group, Ltd. (Ñ)	4,540	992	Welltower, Inc. (ö)	2,438	153
First American Financial Corp.	4,224	237	Western Union Co. (The)	1,226	25
First BanCorp(Æ)	5,800	48	WEX, Inc. (Æ)	2,252	427
First Data Corp. Class A(Æ)	15,408	358	Weyerhaeuser Co. (ö)	3,907	134
First Hawaiian, Inc.	8,200	232	White Mountains Insurance Group, Ltd.	240	219
First Republic Bank	14,500	1,433	Willis Towers Watson PLC(Æ)	8,242	1,314
Fiserv, Inc. (Æ)	4,900	370	WP Carey, Inc. (ö)	1,090	71
Gaming and Leisure Properties, Inc. (ö)	1,220	44	WR Berkley Corp.	3,600	273
GGP, Inc. (Æ)(ö)	1,236	26	Zions Bancorporation	10,400	538
Hanover Insurance Group, Inc. (The)	3,040	381			39,629
Hartford Financial Services Group, Inc. (Ñ)	26,400	1,391
HCP, Inc. (ö)	10,700	277	Health Care - 11.3%
Highwoods Properties, Inc. (ö)	4,200	206	Alexion Pharmaceuticals, Inc. (Æ)	4,547	605
Host Hotels & Resorts, Inc. (ö)	7,046	148	Allscripts Healthcare Solutions, Inc. (Æ)	15,400	188
Hudson Pacific Properties, Inc. (ö)	3,100	106	AmerisourceBergen Corp. Class A	20,784	1,701
Iron Mountain, Inc. (ö)	2,230	78	Athenahealth, Inc. (Æ)	3,825	576
Kilroy Realty Corp. (ö)	1,500	109	BioMarin Pharmaceutical, Inc. (Æ)	5,298	533
Liberty Property Trust (ö)	828	35	Cardinal Health, Inc.	5,500	275
Lincoln National Corp.	3,763	256	Centene Corp. (Æ)	7,491	976
Loews Corp.	3,602	183	Cerner Corp. (Æ)	4,500	279
M&T Bank Corp.	6,480	1,123	Chemed Corp.	340	107
Macerich Co. (The) (ö)	5,300	313	Cigna Corp.	480	86
Markel Corp. (Æ)	321	376	Cooper Cos. , Inc. (The)(Ñ)	2,400	625
MB Financial, Inc.	16,400	795	DaVita HealthCare Partners, Inc. (Æ)	6,403	450
Medical Properties Trust, Inc. (ö)	69,000	994	Exact Sciences Corp. (Æ)	12,811	749
Mid-America Apartment Communities, Inc.			Halozyme Therapeutics, Inc. (Æ)	3,200	58
(ö)	873	88	Henry Schein, Inc. (Æ)	751	60
Nasdaq, Inc.	2,500	229	Hologic, Inc. (Æ)	3,108	133
Northern Trust Corp.	8,769	958	Humana, Inc.	7,060	2,218
Paramount Group, Inc. (ö)	2,900	45	IQVIA Holdings, Inc. (Æ)	5,080	619
Park Hotels & Resorts, Inc. (ö)	3,751	117	Laboratory Corp. of America Holdings(Æ)	388	68
People's United Financial, Inc.	5,800	106	LifePoint Health, Inc. (Æ)	5,504	357
Pinnacle Financial Partners, Inc.	23,300	1,456	Medicines Co. (The)(Æ)(Ñ)	12,351	491
Popular, Inc.	7,700	382	Molina Healthcare, Inc. (Æ)	970	101
Principal Financial Group, Inc.	494	29	NuVasive, Inc. (Æ)	4,885	284
Progressive Corp. (The)	13,300	798	Pacira Pharmaceuticals, Inc. (Æ)	18,722	753
Prologis, Inc. (ö)	3,093	203	PerkinElmer, Inc.	6,988	553
Raymond James Financial, Inc.	7,226	662	Perrigo Co. PLC	18,500	1,490
Rayonier, Inc. (ö)	12,800	448	Quest Diagnostics, Inc.	2,292	247

See accompanying notes which are an integral part of this quarterly report.

28 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Sarepta Therapeutics, Inc. (Æ)(Ñ)	4,267	496	Expeditors International of Washington, Inc.	8,561	652
Varian Medical Systems, Inc. (Æ)	2,400	277	Fluor Corp.	6,490	333
Vertex Pharmaceuticals, Inc. (Æ)	3,763	659	Genpact, Ltd.	20,355	618
WellCare Health Plans, Inc. (Æ)	1,950	521	Graco, Inc.	2,100	97
Wright Medical Group NV(Æ)(Ñ)	17,577	447	HD Supply Holdings, Inc. (Æ)	3,400	150
Zimmer Biomet Holdings, Inc.	15,100	1,895	Hubbell, Inc. Class B	9,190	1,132
Zoetis, Inc. Class A	4,297	372	IDEX Corp.	270	41
		19,249	Insperity, Inc.	900	86
			Itron, Inc. (Æ)	800	49
Materials and Processing - 5.6%			Jacobs Engineering Group, Inc.	4,600	311
Air Products & Chemicals, Inc.	5,800	953	JB Hunt Transport Services, Inc.	7,171	860
Albemarle Corp.	1,871	176	JetBlue Airways Corp. (Æ)	11,981	216
AptarGroup, Inc.	2,500	256	Kansas City Southern	3,080	358
Ashland Global Holdings, Inc.	4,100	337	KBR, Inc.	4,400	88
Beacon Roofing Supply, Inc. (Æ)	8,008	337	Knight-Swift Transportation Holdings, Inc.
Berry Plastics Group, Inc. (Æ)	2,347	115	(Æ)	14,388	468
Cabot Corp.	4,550	301	L3 Technologies, Inc.	5,100	1,093
Celanese Corp. Class A	2,360	279	Landstar System, Inc.	2,460	273
CF Industries Holdings, Inc.	7,200	320	ManpowerGroup, Inc.	3,200	298
Chemours Co. (The)	5,282	242	MasTec, Inc. (Æ)	6,735	314
Crown Holdings, Inc. (Æ)(Ñ)	8,266	374	MAXIMUS, Inc.	7,493	486
Domtar Corp.	4,300	207	Mettler-Toledo International, Inc. (Æ)	431	255
Eastman Chemical Co.	2,950	305	MSC Industrial Direct Co. , Inc. Class A	300	25
Huntsman Corp.	5,600	188	National Instruments Corp.	3,142	138
Ingersoll-Rand PLC	5,900	581	Navistar International Corp. (Æ)	1,300	56
International Flavors & Fragrances, Inc.	1,890	251	Old Dominion Freight Line, Inc.	1,196	176
International Paper Co.	5,532	297	Oshkosh Corp.	5,360	404
Lennox International, Inc. (Ñ)	656	142	Paychex, Inc.	4,445	307
Martin Marietta Materials, Inc.	7,535	1,503	Pentair PLC	6,700	299
NewMarket Corp.	420	172	Quanta Services, Inc. (Æ)	7,500	256
Nucor Corp.	4,516	302	Republic Services, Inc. Class A(Ñ)	728	53
Reliance Steel & Aluminum Co.	107	10	Robert Half International, Inc.	3,720	282
Sealed Air Corp.	19,000	838	Rockwell Automation, Inc.	5,960	1,118
Southern Copper Corp.	2,742	135	Rockwell Collins, Inc.	776	108
Univar, Inc. (Æ)	2,600	71	Roper Technologies, Inc.	1,600	483
Valmont Industries, Inc.	380	53	Ryder System, Inc.	3,600	282
WestRock Co.	10,390	602	Schneider National, Inc. Class B	30,600	800
WR Grace & Co.	3,300	244	Snap-on, Inc.	2,611	443
		9,591	Spirit AeroSystems Holdings, Inc. Class A	3,045	284
			Stanley Black & Decker, Inc.	12,816	1,915
Producer Durables - 16.9%			Stericycle, Inc. (Æ)(Ñ)	3,041	212
Adient PLC	3,824	182	Terex Corp. (Ñ)	9,600	424
AECOM(Æ)	7,900	265	Textron, Inc.	7,300	498
AGCO Corp.	12,232	771	Toro Co. (The)	6,576	396
Alaska Air Group, Inc.	16,800	1,055	Trimble Navigation, Ltd. (Æ)	12,574	444
Allegion PLC	2,963	242	UniFirst Corp.	710	133
Allison Transmission Holdings, Inc. Class A	8,271	389	United Continental Holdings, Inc. (Æ)	4,113	331
American Airlines Group, Inc.	5,727	226	Wabtec Corp. (Ñ)	5,400	596
Ametek, Inc.	4,796	373	WageWorks, Inc. (Æ)	9,693	512
AO Smith Corp. (Ñ)	14,016	834	WESCO International, Inc. (Æ)	4,200	256
Aptiv PLC	1,022	100	Worldpay, Inc. Class A(Æ)	6,410	527
Avery Dennison Corp.	2,870	329	Xerox Corp.	19,694	511
Carlisle Cos. , Inc.	3,370	414	XPO Logistics, Inc. (Æ)	5,750	573
CH Robinson Worldwide, Inc.	2,280	211			28,747
Copart, Inc. (Æ)	1,917	110
Crane Co.	5,941	538	Technology - 11.7%
Cummins, Inc.	3,347	478	Amdocs, Ltd.	3,354	227
Donaldson Co. , Inc.	3,600	172	Amkor Technology, Inc. (Æ)	2,400	21
Dover Corp.	11,800	978	Amphenol Corp. Class A	2,530	237
Esterline Technologies Corp. (Æ)	700	60	Analog Devices, Inc.	9,405	904

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 29

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Ansys, Inc. (Æ)	890	150		Avangrid, Inc.	5,300		265
Arista Networks, Inc. (Æ)	1,073	274		CenterPoint Energy, Inc.	9,600		273
ARRIS International PLC(Æ)	10,690	270		CMS Energy Corp.	26,500		1,281
Arrow Electronics, Inc. (Æ)	11,197	849		DTE Energy Co.	5,730		622
Aspen Technology, Inc. (Æ)	3,300	316		Edison International	4,800		320
Avaya Holdings Corp. (Æ)	3,100	64		Entergy Corp.	1,700		138
Avnet, Inc.	11,700	513		Evergy, Inc.	12,700		712
Black Knight, Inc. (Æ)	7,877	407		Eversource Energy(Æ)	6,000		364
CA, Inc.	2,006	89		FirstEnergy Corp.	24,200		857
Cadence Design Systems, Inc. (Æ)	6,160	272		Hawaiian Electric Industries, Inc.	3,600		127
CDK Global, Inc.	3,273	204		NiSource, Inc.	13,000		340
Ciena Corp. (Æ)	1,700	43		ONE Gas, Inc.	1,200		92
Cognex Corp.	703	37		PG&E Corp.	14,100		607
Coherent, Inc. (Æ)(Ñ)	2,007	317		Pinnacle West Capital Corp.	5,900		475
Cornerstone OnDemand, Inc. (Æ)	1,300	64		PPL Corp.	37,742		1,087
Cypress Semiconductor Corp.	54,600	972		Public Service Enterprise Group, Inc.	7,600		392
Dell Technologies, Inc. Class V(Æ)	2,200	204		Sempra Energy	8,100		937
DXC Technology Co.	2,968	252		UGI Corp.	2,000		106
F5 Networks, Inc. (Æ)(Ñ)	2,724	467		US Cellular Corp. (Æ)	3,400		117
FireEye, Inc. (Æ)	9,900	154		Vistra Energy Corp. (Æ)	11,231		254
GoDaddy, Inc. Class A(Æ)	9,871	727		Xcel Energy, Inc.	22,800		1,068
Harris Corp.	1,390	229		Zayo Group Holdings, Inc. (Æ)	9,563		355
Hewlett Packard Enterprise Co.	73,300	1,132					11,441
Imperva, Inc. (Æ)	400	19
Infinera Corp. (Æ)	35,378	294		Total Common Stocks
InterXion Holding NV(Æ)	16,457	1,068		(cost $142,488)			162,212
IPG Photonics Corp. (Æ)	850	139
Jabil Circuit, Inc.	9,700	273		Short-Term Investments - 5.2%
Juniper Networks, Inc.	18,600	490		U. S. Cash Management Fund (@)	8,927,980	(8)	8,929
KLA-Tencor Corp.	2,574	302		Total Short-Term Investments
Lam Research Corp.	1,639	312		(cost $8,929)			8,929
Leidos Holdings, Inc.	3,894	266
LogMeIn, Inc.	7,850	636		Other Securities - 3.8%
Marvell Technology Group, Ltd.	17,200	367		U. S. Cash Collateral Fund(×)(@)	6,405,125	(8)	6,405
Match Group, Inc. (Æ)(Ñ)	5,239	189		Total Other Securities
Microchip Technology, Inc.	2,823	264		(cost $6,405)			6,405
Motorola Solutions, Inc.	14,010	1,700
NetApp, Inc.	4,356	338		Total Investments 104.0%
NetScout Systems, Inc. (Æ)	2,700	72		(identified cost $157,822)			177,546
Palo Alto Networks, Inc. (Æ)	150	30
Perspecta, Inc.	1,484	32		Other Assets and Liabilities, Net
Skyworks Solutions, Inc.	5,543	524	-	(4.0%)			(6,792)
Synchronoss Technologies, Inc. (Æ)(Ñ)	53,577	227		Net Assets - 100.0%			170,754
SYNNEX Corp.	680	66
Synopsys, Inc. (Æ)	3,800	340
Tableau Software, Inc. Class A(Æ)	700	72
Tech Data Corp. (Æ)	3,980	332
Teradata Corp. (Æ)	2,600	100
Twitter, Inc. (Æ)	8,800	280
Verint Systems, Inc. (Æ)	1,500	67
Viavi Solutions, Inc. Class W(Æ)	4,600	47
Western Digital Corp.	7,200	505
Xilinx, Inc.	13,400	965
Zynga, Inc. Class A(Æ)	72,000	273
		19,984

Utilities - 6.7%
American Water Works Co. , Inc.	1,700	150
Aqua America, Inc.	2,400	89
Atmos Energy Corp.	4,500	413

See accompanying notes which are an integral part of this quarterly report.

30 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 400 Mid E-Mini Index Futures	28	USD	5,561	09/18	(23)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(23)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$18,959	$—	$—	$—	$18,959
Consumer Staples	5,524	—	—	—	5,524
Energy	9,088	—	—	—	9,088
Financial Services	39,629	—	—	—	39,629
Health Care	19,249	—	—	—	19,249
Materials and Processing	9,591	—	—	—	9,591
Producer Durables	28,747	—	—	—	28,747
Technology	19,984	—	—	—	19,984
Utilities	11,441	—	—	—	11,441
Short-Term Investments	—	—	—	8,929	8,929
Other Securities	—	—	—	6,405	6,405
Total Investments	162,212	—	—	15,334	177,546

Other Financial Instruments
Liabilities
Futures Contracts	(23)	—	—	—	(23)
Total Other Financial Instruments*	$(23)	$—	$—	$—	$(23)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 31

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 95.2%			DSW, Inc. Class A	48,734	1,337
Consumer Discretionary - 14.0%			Eldorado Resorts, Inc. (Æ)(Ñ)	178,030	7,629
2U, Inc. (Æ)	12,971	981	Entravision Communications Corp. Class A	131,271	637
Aaron's, Inc. Class A	65,363	2,831	Eros International PLC(Æ)(Ñ)	42,675	574
Abercrombie & Fitch Co. Class A	45,743	1,084	Ethan Allen Interiors, Inc.	32,370	728
Acushnet Holdings Corp. (Ñ)	26,152	632	EVINE Live, Inc. (Æ)	531,000	754
Adtalem Global Education, Inc. (Æ)	37,013	2,019	EW Scripps Co. (The) Class A	68,529	898
AH Belo Corp. Class A(Å)	135,667	597	Express, Inc. (Æ)	31,700	305
AMC Entertainment Holdings, Inc. Class			Extended Stay America, Inc.	24,242	516
A(Ñ)	56,676	924	First Cash Financial Services, Inc.	13,041	1,059
American Eagle Outfitters, Inc. (Ñ)	45,838	1,154	Fitbit, Inc. Class A(Æ)(Ñ)	67,600	401
American Public Education, Inc. (Æ)	18,728	826	Five Below, Inc. (Æ)	19,288	1,875
Asbury Automotive Group, Inc. (Æ)(Ñ)	8,600	605	Floor & Decor Holdings, Inc. Class A(Æ)	45,712	2,183
Aspen Group, Inc. (Å)(Æ)(Ñ)	243,119	1,687	Fortress Transportation & Infrastructure
At Home Group, Inc. (Æ)	59,449	2,156	Investors LLC	449,767	8,378
Avon Products, Inc. (Æ)	48,500	77	Fossil Group, Inc. (Æ)	130,780	3,426
B. Riley Financial, Inc. (Å)	120,966	2,649	Foundation Building Materials, Inc. (Æ)	61,298	888
Barnes & Noble Education, Inc. (Æ)	364,515	2,049	Francesca's Holdings Corp. (Æ)	101,806	829
Barnes & Noble, Inc.	37,117	226	Full House Resorts, Inc. (Æ)	732,154	2,204
Bassett Furniture Industries, Inc.	12,865	322	GameStop Corp. Class A(Ñ)	79,731	1,149
Beasley Broadcasting Group, Inc. Class A	53,446	345	Gannett Co. , Inc.	36,700	388
Bed Bath & Beyond, Inc.	68,857	1,290	Genesco, Inc. (Æ)(Ñ)	85,715	3,489
Big Lots, Inc. (Ñ)	29,067	1,262	Gentherm, Inc. (Æ)	9,820	445
BJ's Restaurants, Inc.	38,588	2,441	G-III Apparel Group, Ltd. (Æ)	31,535	1,442
BJ's Wholesale Club Holdings, Inc. (Æ)	25,624	635	Golden Entertainment, Inc. (Æ)	38,925	1,212
Bloomin' Brands, Inc.	73,014	1,412	Grand Canyon Education, Inc. (Æ)	35,922	4,186
BMC Stock Holdings, Inc. (Æ)	43,700	961	Gray Television, Inc. (Æ)	174,348	2,694
Bojangles', Inc. (Æ)	179,020	2,354	Group 1 Automotive, Inc.	9,400	658
Boot Barn Holdings, Inc. (Æ)(Ñ)	123,388	2,886	Haverty Furniture Cos. , Inc. (Ñ)	20,660	409
Brunswick Corp.	1,200	77	Hibbett Sports, Inc. (Æ)(Ñ)	160,322	3,679
Buckle, Inc. (The)(Ñ)	26,381	634	Hooker Furniture Corp.	4,304	194
Build-A-Bear Workshop, Inc. Class A(Æ)	3,372	27	ILG, Inc. (Æ)	29,943	1,028
Cable One, Inc.	6,366	4,608	Inspired Entertainment, Inc. (Æ)(Ñ)	58,649	393
Caleres, Inc.	25,236	845	Instructure, Inc. (Æ)	31,929	1,236
Canada Goose Holdings, Inc. (Æ)(Ñ)	41,129	2,362	International Speedway Corp. Class A	2,800	121
Cardlytics, Inc. (Æ)(Ñ)	39,814	749	J Alexander's Holdings, Inc. (Å)(Æ)	271,007	2,899
Carriage Services, Inc. Class A	111,868	2,796	Jack in the Box, Inc. (Ñ)	61,127	5,149
Carrols Restaurant Group, Inc. (Æ)	37,381	542	K12, Inc. (Æ)	27,270	446
Cato Corp. (The) Class A	59,869	1,491	KB Home	23,137	550
Central Garden & Pet Co. Class A(Æ)	119,165	4,781	Kirkland's, Inc. (Æ)	49,819	567
Central Garden & Pet Co. (Æ)	44,688	1,929	La-Z-Boy, Inc. Class Z	27,864	850
Century Casinos, Inc. (Æ) (Å)	184,849	1,507	Lee Enterprises, Inc. (Æ)(Ñ)(Å)	779,890	2,418
Century Communities, Inc. (Æ)	90,967	2,774	Libbey, Inc.	435,503	4,172
Chegg, Inc. (Æ)	188,687	5,226	Lifetime Brands, Inc.	49,800	605
Chico's FAS, Inc.	108,645	945	Lithia Motors, Inc. Class A(Ñ)	39,342	3,503
Children's Place, Inc. (The)	22,139	2,721	Lovesac Co. (The)(Æ)	51,750	1,035
Chuy's Holdings, Inc. (Æ)(Ñ)	122,912	3,891	Madison Square Garden Co. (The) Class A(Æ)	2,405	751
Citi Trends, Inc.	70,701	2,009	Malibu Boats, Inc. Class A(Æ)	19,824	745
Clarus Corp.	61,400	553	Marchex, Inc. Class B	46,802	143
Conn's, Inc. (Æ)	249,718	8,464	Marriott Vacations Worldwide Corp.	6,113	728
Cooper Tire & Rubber Co. (Ñ)	254,687	7,271	Matthews International Corp. Class A	88,789	4,666
Cooper-Standard Holdings, Inc. (Æ)(Ñ)	13,267	1,788	MDC Partners, Inc. Class A(Æ)(Å)	535,000	2,729
Cracker Barrel Old Country Store, Inc. (Ñ)	6,420	940	Meredith Corp. (Ñ)	98,665	5,244
CSS Industries, Inc.	1,227	20	Movado Group, Inc.	25,023	1,246
Dana Holding Corp.	31,703	677	National Presto Industries, Inc. (Ñ)	5,814	725
Deckers Outdoor Corp. (Æ)	25,413	2,867	Nexstar Media Group, Inc. Class A	80,014	5,957
Del Frisco's Restaurant Group, Inc. (Æ)	65,448	560	Noodles & Co. Class A(Æ)(Ñ)	205,045	2,143
Del Taco Restaurants, Inc. (Æ)	125,073	1,618	Nutrisystem, Inc.	23,222	929
Delta Apparel, Inc. (Æ)(Å)	55,979	926	Office Depot, Inc.	252,220	633
Diversified Restaurant Holdings, Inc. (Æ)	316,500	291	Ollie's Bargain Outlet Holdings, Inc. (Æ)	36,361	2,527

See accompanying notes which are an integral part of this quarterly report.

32 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Oxford Industries, Inc.	10,209	940	Ingles Markets, Inc. Class A	13,900	414
Peak Resorts, Inc. (Å)	137,213	679	J&J Snack Foods Corp.	28,630	4,150
Penn National Gaming, Inc. (Æ)	24,995	801	Lancaster Colony Corp.	10,208	1,481
PetIQ, Inc. (Æ)(Ñ)	178,156	4,881	Medifast, Inc.	7,070	1,214
Planet Fitness, Inc. Class A(Æ)	88,974	4,228	MGP Ingredients, Inc. (Ñ)	12,366	1,015
Pool Corp.	44,017	6,746	National Beverage Corp. (Æ)(Ñ)	11,364	1,199
Potbelly Corp. (Æ)	1,116	14	National Vision Holdings, Inc. (Æ)	286	12
PriceSmart, Inc.	10,974	897	Natural Grocers by Vitamin Cottage, Inc.
Red Lion Hotels Corp. (Æ)	107,800	1,348	(Æ)(Ñ)	8,900	118
Red Rock Resorts, Inc. Class A	18,746	662	Nomad Foods, Ltd. (Æ)	160,816	3,056
Regis Corp. (Æ)	27,800	485	PetMed Express, Inc. (Ñ)	102,589	3,809
Rocky Brands, Inc.	2,657	69	Primo Water Corp. (Æ)	34,346	603
Rosetta Stone, Inc. (Æ)	27,886	410	Sanderson Farms, Inc. (Ñ)	24,197	2,440
Ruth's Hospitality Group, Inc.	54,716	1,584	SUPERVALU, Inc. (Æ)	78,000	2,521
Sally Beauty Holdings, Inc. (Æ)	195,990	3,232	Universal Corp.	69,836	4,826
Scholastic Corp.	26,724	1,116	USANA Health Sciences, Inc. (Æ)	4,210	557
Scientific Games Corp. Class A(Æ)	17,583	845	Weis Markets, Inc.	20,851	1,066
SeaWorld Entertainment, Inc. (Æ)	29,217	622			62,409
Sequential Brands Group, Inc. (Æ)(Ñ)	75,020	163
Shoe Carnival, Inc.	28,803	904	Energy - 4.2%
Shutterfly, Inc. (Æ)	6,889	567	Amyris, Inc. (Æ)	4,500	31
Signet Jewelers, Ltd. (Ñ)	33,024	1,906	Arch Coal, Inc. Class A	31,969	2,705
Sinclair Broadcast Group, Inc. Class A	11,637	300	Archrock, Inc. (Æ)	23,500	321
Sportsman's Warehouse Holdings, Inc. (Æ)(Ñ)	239,300	1,218	Basic Energy Services, Inc. (Æ)	53,470	603
Standard Motor Products, Inc.	77,711	3,788	C&J Energy Services, Inc. (Æ)	113,872	2,649
Steven Madden, Ltd.	18,038	975	Callon Petroleum Co. (Æ)	74,239	799
Stoneridge, Inc. (Æ)	8,820	300	Carrizo Oil & Gas, Inc. (Æ)	97,869	2,758
Sturm Ruger & Co. , Inc. (Ñ)	88,389	4,791	Civeo Corp. (Æ)	142,981	545
Superior Uniform Group, Inc. (Å)	133,099	2,790	CONSOL Energy, Inc. (Æ)	31,860	1,326
Tenneco, Inc.	15,960	736	Dawson Geophysical Co. (Æ)	2,472	19
Texas Roadhouse, Inc. Class A	38,501	2,420	Dril-Quip, Inc. (Æ)	17,661	910
Thor Industries, Inc.	40,121	3,805	Eclipse Resources Corp. (Æ)	690,500	1,112
Tile Shop Holdings, Inc.	137,700	1,143	Energen Corp. (Æ)	1,100	82
Tilly's, Inc. Class A	69,759	1,081	Exterran Corp. (Æ)	7,729	214
Tower International, Inc.	78,460	2,535	Flotek Industries, Inc. (Æ)(Ñ)	231,400	717
Town Sports International Holdings, Inc. (Æ)	1,500	16	Gores Holdings, Inc. Class A(Æ)	323,847	4,536
TravelCenters of America LLC(Æ)(Å)	557,121	2,591	Green Plains, Inc.	133,100	2,209
TRI Pointe Group, Inc. (Æ)	39,200	555	Gulfport Energy Corp. (Æ)	264,939	3,050
Tropicana Entertainment, Inc. (Å)(Æ)	36,379	2,656	Hallador Energy Co.	2,000	14
Tuesday Morning Corp. (Æ)(Ñ)	196,610	570	Helix Energy Solutions Group, Inc. (Æ)	111,483	1,116
Urban One, Inc. (Å)(Æ)	397,701	855	Independence Contract Drilling, Inc. (Æ)(Å)	190,939	769
Vera Bradley, Inc. (Æ)	72,441	963	Keane Group, Inc. (Æ)	44,335	626
Visteon Corp. (Æ)	2,590	303	Laredo Petroleum, Inc. (Æ)	116,069	1,082
VOXX International Corp. Class A(Æ)	28,986	152	Magnolia Oil & Gas Corp. Class A(Æ)	37,441	461
William Lyon Homes Class A(Æ)	125,869	2,748	Mammoth Energy Services, Inc. (Ñ)	95,282	3,546
XO Group, Inc. (Æ)	21,268	599	Matrix Service Co. (Æ)	110,093	2,196
		279,987	McDermott International, Inc. (Æ)	154,075	2,775
			Nabors Industries, Ltd.	568,802	3,401
Consumer Staples - 3.1%			Natural Gas Services Group, Inc. (Æ)	35,000	774
Andersons, Inc. (The)	65,242	2,300	NCS Multistage Holdings, Inc. (Æ)(Ñ)	69,800	1,107
B&G Foods, Inc. Class A(Ñ)	76,409	2,399	Newpark Resources, Inc. (Æ)	300,871	3,325
Boston Beer Co. , Inc. Class A(Æ)	5,014	1,379	Nine Energy Service, Inc. (Æ)	64,181	1,875
Calavo Growers, Inc. (Ñ)	63,688	5,890	Noble Corp. PLC(Æ)	123,449	721
Casey's General Stores, Inc.	34,278	3,749	Northern Oil and Gas, Inc. (Æ)	135,678	505
Core-Mark Holding Co. , Inc.	146,616	3,545	Par Pacific Holdings, Inc. (Æ)(Ñ)	26,936	472
Craft Brew Alliance, Inc. (Æ)	34,866	690	Patterson-UTI Energy, Inc.	49,372	849
Energizer Holdings, Inc.	137,053	8,727	PBF Energy, Inc. Class A	1,600	75
Farmer Brothers Co. (Æ)	25,971	749	Peabody Energy Corp.	35,820	1,522
Flowers Foods, Inc. (Ñ)	204,282	4,167	Phillips 66 Partners, LP(Ñ)	82,747	4,439
Fresh Del Monte Produce, Inc.	9,160	333	Profire Energy, Inc. (Æ)(Ñ)	412,268	1,434

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 33

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Renewable Energy Group, Inc. (Æ)	43,013	733	Capital City Bank Group, Inc. (Å)	66,990	1,622
REX American Resources Corp. (Æ)	10,545	812	Capstar Financial Holdings, Inc. (Å)	31,879	571
RigNet, Inc. (Æ)	15,600	192	Carolina Financial Corp.	13,343	557
Ring Energy, Inc. (Æ)	88,631	1,095	Cass Information Systems, Inc.	15,357	1,034
Rowan Cos. PLC Class A(Æ)	73,231	1,060	CatchMark Timber Trust, Inc. Class A(ö)	202,582	2,516
RPC, Inc. (Ñ)	187,022	2,768	Cathay General Bancorp(Ñ)	44,358	1,845
Sanchez Energy Corp. (Æ)(Ñ)	181,560	808	Cedar Realty Trust, Inc. (ö)	434,500	2,068
SEACOR Holdings, Inc. (Æ)	10,510	555	CenterState Bank Corp.	53,537	1,485
Select Energy Services, Inc. Class A(Æ)	35,200	538	Central Pacific Financial Corp.	151,148	4,166
SemGroup Corp. Class A(Ñ)	55,810	1,404	Central Valley Community Bancorp	7,442	160
Solaris Oilfield Infrastructure, Inc. Class			Century Bancorp, Inc. Class A(Å)	19,000	1,470
A(Æ)(Ñ)	204,776	3,213	Charter Financial Corp.	40,854	923
Southwestern Energy Co. (Æ)	232,100	1,193	Chatham Lodging Trust(ö)	23,064	497
SunCoke Energy, Inc. (Æ)	151,361	1,727	Chemical Financial Corp.	20,288	1,152
TETRA Technologies, Inc. (Å)(Æ)	412,400	1,777	Chemung Financial Corp.	1,094	49
TPI Composites, Inc. (Æ)(Ñ)	153,094	4,719	Cherry Hill Mortgage Investment Corp. (ö)	18,300	337
Unit Corp. (Æ)	119,693	2,980	Chesapeake Lodging Trust(ö)	94,283	3,019
Warrior Met Coal, Inc.	58,139	1,504	Civista Bancshares, Inc. (Ñ) (Å)	85,867	2,123
World Fuel Services Corp.	9,400	262	CNO Financial Group, Inc.	233,746	4,757
		85,010	CoBiz Financial, Inc.	63,874	1,399
			Cohen & Steers, Inc. (Ñ)	135,392	5,672
Financial Services - 23.5%			Columbia Banking System, Inc.	22,888	937
1st Source Corp.	7,311	414	Commerce Bancshares, Inc.	1,400	94
Acadia Realty Trust(ö)	23,289	631	Community Bank System, Inc.	17,414	1,101
Alexander & Baldwin, Inc.	31,208	747	Community Bankers Trust Corp. (Æ)	66,873	635
Altisource Portfolio Solutions SA(Æ)(Ñ)	37,737	1,257	Community Trust Bancorp, Inc.	22,853	1,116
American Equity Investment Life Holding			Consolidated-Tomoka Land Co.	21,021	1,377
Co.	54,414	1,944	Cousins Properties, Inc. (ö)	109,446	1,020
American National Bankshares, Inc.	2,578	104	CyrusOne, Inc. (ö)	35,147	2,176
Ameris Bancorp	37,100	1,729	DDR Corp. (ö)	99,560	1,364
AMERISAFE, Inc.	45,964	2,887	Diamond Hill Investment Group, Inc. (Å)	13,008	2,494
Argo Group International Holdings, Ltd.	29,613	1,852	DiamondRock Hospitality Co. (ö)	101,051	1,205
Ashford Hospitality Trust, Inc. (ö)	69,500	549	Donegal Group, Inc. Class A	3,936	58
Aspen Insurance Holdings, Ltd.	94,383	3,818	Eagle Bancorp, Inc. (Æ)(Ñ)	32,556	1,760
Associated Capital Group, Inc. Class A(Ñ)	19,325	720	East West Bancorp, Inc.	11,510	745
Atlantic Capital Bancshares, Inc. (Æ)	109,200	1,949	EastGroup Properties, Inc. (ö)	11,220	1,069
Banc of California, Inc. (Ñ)	68,025	1,360	Education Realty Trust, Inc. (ö)	31,175	1,289
BancFirst Corp.	22,408	1,392	EMC Insurance Group, Inc.	6,364	170
Banco Latinoamericano de Comercio Exterior			Employers Holdings, Inc.	27,197	1,264
SA Class E	36,704	872	Enstar Group, Ltd. (Æ)	3,721	804
Bancorp, Inc. (The)(Æ)	45,900	446	Enterprise Financial Services Corp.	52,598	2,959
Bank of Marin Bancorp	10,253	911	Equity Commonwealth(Æ)(ö)	4,410	142
Bank of NT Butterfield & Son, Ltd. (The)	54,116	2,676	Essent Group, Ltd. (Æ)	56,847	2,183
Bank of Princeton (The)(Æ)	1,890	64	Essential Properties Realty Trust, Inc. (Æ)(ö)	30,700	424
Bank OZK	111,405	4,556	Evans Bancorp, Inc.	200	9
BankFinancial Corp.	8,703	146	Evercore, Inc. Class A(Ñ)	57,455	6,491
Banner Corp.	53,150	3,347	Everi Holdings, Inc. (Æ)	196,534	1,445
Beneficial Bancorp, Inc. (Æ)	22,800	371	Ezcorp, Inc. Class A(Æ)	69,358	794
Berkshire Hills Bancorp, Inc. (Ñ)	2,900	118	FB Financial Corp.	30,936	1,317
BofI Holding, Inc. (Æ)	24,394	952	Federal Agricultural Mortgage Corp. Class C	49,621	4,679
Boston Private Financial Holdings, Inc.	56,099	808	Federated Investors, Inc. Class B	71,478	1,730
Bridgewater Bancshares, Inc. (Æ)(Ñ)	22,828	291	FedNat Holding Co.	17,177	400
Brighthouse Financial, Inc. (Æ)	48,500	2,106	FGL Holdings(Æ)	118,184	1,066
Brightsphere Investment Group(Æ)	105,023	1,497	Fidelity Southern Corp.	9,210	220
Brixmor Property Group, Inc. (ö)	53,000	938	Financial Institutions, Inc.	16,831	534
Brookline Bancorp, Inc.	21,242	387	First Bancorp	39,553	1,639
Bryn Mawr Bank Corp.	8,089	395	First BanCorp(Æ)	344,404	2,831
Byline Bancorp, Inc. (Æ)	52,100	1,174	First Bancshares, Inc.	800	31
Cadence Bancorp	68,024	1,853	First Busey Corp.	47,335	1,501
Cannae Holdings, Inc. (Æ)	226,813	4,139	First Business Financial Services, Inc.	5,737	136

See accompanying notes which are an integral part of this quarterly report.

34 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
First Commonwealth Financial Corp.	78,378	1,322	Investors Bancorp, Inc.	132,978	1,665
First Community Bancshares, Inc.	1,959	64	Investors Real Estate Trust (ö)	298,500	1,636
First Defiance Financial Corp.	24,064	774	iStar, Inc. (ö)	96,966	1,054
First Financial Bancorp	35,556	1,079	Jack Henry & Associates, Inc.	34,422	4,637
First Financial Corp.	8,758	450	James River Group Holdings, Ltd.	109,374	4,527
First Foundation, Inc. (Æ)	175,900	2,765	Jernigan Capital, Inc. (ö)	28,160	512
First Hawaiian, Inc.	143,298	4,050	Kearny Financial Corp. (Å)	555,887	7,976
First Horizon National Corp. (Ñ)	248,357	4,443	Kemper Corp.	27,200	2,171
First Industrial Realty Trust, Inc. (ö)	25,231	821	Kennedy-Wilson Holdings, Inc.	309,143	6,461
First Internet Bancorp	37,988	1,208	Kite Realty Group Trust (ö)	29,802	503
First Interstate BancSystem, Inc. Class A	22,084	953	Ladder Capital Corp. Class A(ö)	88,500	1,415
First Merchants Corp.	4,236	200	Ladenburg Thalmann Financial Services, Inc.	17,500	59
First Midwest Bancorp, Inc.	35,442	945	Lakeland Bancorp, Inc.	36,472	708
First of Long Island Corp. (The)(Å)	80,700	1,759	LaSalle Hotel Properties(ö)	42,008	1,456
Flagstar Bancorp, Inc. (Æ)	21,087	718	LegacyTexas Financial Group, Inc. (Æ)	31,328	1,374
FNB Corp.	444,398	5,701	LendingTree, Inc. (Æ)(Ñ)	2,101	502
Franklin Financial Network, Inc. (Æ)	20,771	813	Live Oak Bancshares, Inc.	24,213	689
FRP Holdings, Inc. (Æ)(Þ)	20,373	1,324	LPL Financial Holdings, Inc.	22,765	1,509
Fulton Financial Corp.	149,286	2,590	Marcus & Millichap, Inc. (Æ)	18,979	763
GAIN Capital Holdings, Inc. (Ñ)	125,498	855	MB Financial, Inc.	24,486	1,186
Genworth Financial, Inc. Class A(Æ)	320,137	1,473	MedEquities Realty Trust, Inc. (ö)	1,800	20
GEO Group, Inc. (The) (ö)	51,200	1,325	Medical Properties Trust, Inc. (ö)	229,865	3,312
German American Bancorp, Inc.	7,873	288	Mercantile Bank Corp.	2,400	85
Getty Realty Corp. (ö)	75,560	2,165	Meridian Bancorp, Inc.	215,541	3,945
Glacier Bancorp, Inc.	25,882	1,105	Metropolitan Bank Holding Corp. (Æ)	2,590	127
Global Indemnity, Ltd.	1,200	49	MGIC Investment Corp. (Æ)	280,815	3,505
Gramercy Property Trust (ö)	39,811	1,090	Middlefield Banc Corp.	52	3
Great Southern Bancorp, Inc.	12,460	736	Midland States Bancorp, Inc.	23,278	784
Green Dot Corp. Class A(Æ)	71,104	5,639	MidWestOne Financial Group, Inc.	3,875	125
Greenhill & Co. , Inc. (Ñ)	136,650	4,468	Morningstar, Inc.	44,211	5,835
Greenlight Capital Re, Ltd. Class A(Æ)	73,504	1,073	MutualFirst Financial, Inc.	1,443	55
Guaranty Bancorp	19,401	583	National Bank Holdings Corp. Class A	96,850	3,834
Guaranty Bancshares, Inc.	1,950	61	National Commerce Corp. (Æ)	23,565	1,028
Hallmark Financial Services, Inc. (Å)(Æ)	188,275	1,988	National Health Investors, Inc. (ö)	9,468	709
Hamilton Lane, Inc. Class A	19,378	949	National Western Life Group, Inc. Class A	2,675	867
Hancock Holding Co.	67,231	3,379	Navigators Group, Inc. (The)	26,110	1,576
Hanover Insurance Group, Inc. (The)	7,100	890	NexPoint Residential Trust, Inc. (ö)	119,774	3,587
HarborOne Bancorp, Inc. (Æ)	5,414	99	Nicolet Bankshares, Inc. (Æ)	1,148	64
Health Insurance Innovations, Inc. Class			NMI Holdings, Inc. Class A(Æ)	140,595	2,938
A(Æ)(Ñ)	99,391	3,305	Northeast Bancorp(Å)	88,110	1,890
Healthcare Realty Trust, Inc. (ö)	26,110	776	Northfield Bancorp, Inc.	75,600	1,259
Heartland Financial USA, Inc.	6,040	355	Northrim BanCorp, Inc.	4,520	182
Heritage Commerce Corp.	101,029	1,539	Northwest Bancshares, Inc. (Ñ)	31,100	560
Heritage Financial Corp.	104,130	3,650	OFG Bancorp	16,100	268
Heritage Insurance Holdings, Inc. (Ñ)	12,867	221	Old Line Bancshares, Inc.	10,354	355
Hersha Hospitality Trust Class A(ö)	74,375	1,606	Old National Bancorp(Ñ)	205,923	4,005
Home Bancorp, Inc.	4,902	223	Old Second Bancorp, Inc. (Å)	221,100	3,427
Home BancShares, Inc.	333,322	7,730	Oppenheimer Holdings, Inc. Class A	8,113	240
HomeStreet, Inc. (Æ)	176,800	5,233	Opus Bank	3,290	93
HomeTrust Bancshares, Inc. (Æ)	5,470	159	Origin Bancorp, Inc. (Ñ)	43,800	1,779
Hope Bancorp, Inc.	50,425	846	Orrstown Financial Services, Inc.	3,436	90
Horace Mann Educators Corp. (Ñ)	25,528	1,116	Outfront Media, Inc. (ö)	239,397	5,087
Iberiabank Corp.	98,329	8,171	Pacific Premier Bancorp, Inc. (Æ)	19,828	734
Independence Realty Trust, Inc. (ö)	235,956	2,395	Park National Corp.	2,280	250
Independent Bank Corp. (Å)	221,901	5,750	PCSB Financial Corp. (Å)	107,005	2,106
Independent Bank Group, Inc.	10,970	736	Peapack Gladstone Financial Corp.	115,630	3,802
Industrial Logistics Properties Trust (ö)	27,200	628	Pebblebrook Hotel Trust(ö)	31,366	1,209
InfraREIT, Inc. (ö)	20,200	423	Peoples Bancorp, Inc.	12,654	458
Innovative Industrial Properties, Inc. (Ñ)(ö)	12,940	419	People's Utah Bancorp	1,600	58
Investment Technology Group, Inc.	31,100	689	Physicians Realty Trust(ö)	39,342	620

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 35

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Popular, Inc.	69,250	3,437	UMB Financial Corp. (Ñ)	57,152	4,109
Potlatch Corp. (ö)	47,135	2,204	UMH Properties, Inc. (ö)	106,300	1,641
Primerica, Inc.	18,695	2,146	Umpqua Holdings Corp.	193,940	4,131
ProAssurance Corp.	36,440	1,505	United Bankshares, Inc.	31,153	1,151
Prosperity Bancshares, Inc.	88,985	6,241	United Community Banks, Inc.	44,400	1,333
Protective Insurance Corp.	2,692	63	United Community Financial Corp.	19,200	201
Provident Financial Services, Inc. (Ñ)	37,305	953	United Financial Bancorp, Inc. (Å)	273,185	4,783
PS Business Parks, Inc. (ö)	4,480	572	United Fire Group, Inc.	18,097	1,091
Pzena Investment Management, Inc. Class			Universal Insurance Holdings, Inc.	26,966	1,197
A(Å)	252,686	2,464	Valley National Bancorp(Ñ)	90,780	1,058
QCR Holdings, Inc.	16,659	724	Veritex Holdings, Inc. (Æ)	35,163	1,084
QTS Realty Trust, Inc. Class A(ö)	90,886	3,885	Voya Financial, Inc.	1,900	96
R1 RCM, Inc. (Æ)	248,525	1,993	Waddell & Reed Financial, Inc. Class A(Ñ)	104,256	2,159
Radian Group, Inc.	67,265	1,288	Washington Federal, Inc.	42,102	1,412
Rayonier, Inc. (ö)	3,840	134	WesBanco, Inc. (Ñ)	48,621	2,376
RBB Bancorp	1,350	41	Westamerica Bancorporation(Ñ)	77,617	4,659
RE/MAX Holdings, Inc. Class A	28,121	1,429	Wintrust Financial Corp.	49,724	4,362
Reinsurance Group of America, Inc. Class A	1,690	239	WisdomTree Investments, Inc.	93,914	821
Renasant Corp.	35,674	1,594	WSFS Financial Corp.	14,240	807
Retail Opportunity Investments Corp. (ö)	359,180	6,792	Xenia Hotels & Resorts, Inc. (ö)	71,635	1,747
Retail Properties of America, Inc. Class A(ö)	10,800	136			471,877
Retail Value, Inc. (Æ)(ö)	18,551	613
Riverview Bancorp, Inc.	7,900	72	Health Care - 11.9%
RLI Corp.	16,053	1,200	Acadia Healthcare Co. , Inc. (Æ)	72,764	2,873
RLJ Lodging Trust(ö)	180,931	4,088	Accuray, Inc. (Æ)	853,700	3,287
Ryman Hospitality Properties, Inc. (ö)	70,785	6,017	Achillion Pharmaceuticals, Inc. (Æ)	27,200	70
S&T Bancorp, Inc.	21,073	943	Aclaris Therapeutics, Inc. (Æ)(Ñ)	59,356	1,017
Safety Insurance Group, Inc.	8,246	755	Acorda Therapeutics, Inc. (Æ)	38,521	961
Selective Insurance Group, Inc.	42,860	2,563	Addus HomeCare Corp. (Æ)	43,709	2,891
Seritage Growth Properties(Ñ)(ö)	27,600	1,168	Adverum Biotechnologies, Inc. (Æ)	19,900	94
ServisFirst Bancshares, Inc.	20,296	858	Akebia Therapeutics, Inc. (Æ)	22,660	233
Shore Bancshares, Inc.	1,800	35	Aldeyra Therapeutics, Inc. (Æ)	54,234	377
Sierra Bancorp	11,950	353	Allscripts Healthcare Solutions, Inc. (Æ)	304,501	3,727
Silvercrest Asset Management Group, Inc.			AMAG Pharmaceuticals, Inc. (Æ)(Ñ)	312,801	6,898
Class A(Å)	104,300	1,820	AMN Healthcare Services, Inc. (Æ)	43,009	2,602
Simmons First National Corp. Class A	27,793	828	AnaptysBio, Inc. (Æ)	12,618	988
SmartFinancial, Inc. (Æ)	7,105	183	AngioDynamics, Inc. (Æ)	883	19
South State Corp.	30,538	2,556	Anika Therapeutics, Inc. (Æ)	28,207	1,129
Southern First Bancshares, Inc. (Æ)	1,709	75	Antares Pharma, Inc. (Æ)	648,095	1,730
Southern Missouri Bancorp, Inc.	650	26	Apellis Pharmaceuticals, Inc. (Æ)	27,395	504
Southside Bancshares, Inc.	24,911	854	Apollo Endosurgery, Inc. (Å)(Æ)	239,811	2,185
SP Plus Corp. (Æ)	3,819	149	Applied Genetic Technologies Corp. (Æ)	11,867	47
STAG Industrial, Inc. (ö)	20,686	565	Aratana Therapeutics, Inc. (Æ)	13,300	60
State Auto Financial Corp.	54,130	1,751	Ardelyx, Inc. (Æ)	9,300	38
State Bank Financial Corp.	101,383	3,189	Array BioPharma, Inc. (Æ)(Ñ)	36,828	567
Sterling Bancorp	29,958	665	Atrion Corp.	1,348	927
Stifel Financial Corp.	19,406	1,070	AxoGen, Inc. (Æ)	28,828	1,295
Stock Yards Bancorp, Inc.	1,858	71	Bellicum Pharmaceuticals, Inc. (Æ)(Ñ)	6,200	39
Summit Hotel Properties, Inc. (ö)	50,619	716	Biohaven Pharmaceutical Holding Co. , Ltd.
Sunstone Hotel Investors, Inc. (ö)	194,475	3,164	(Æ)	21,306	735
Synovus Financial Corp.	5,180	256	BioTelemetry, Inc. (Æ)	140,060	7,354
Taubman Centers, Inc. (ö)	34,598	2,147	BioTime, Inc. (Æ)(Ñ)	25,502	66
TCF Financial Corp.	80,945	2,033	Blueprint Medicines Corp. (Æ)	11,169	665
Territorial Bancorp, Inc.	7,983	243	Calithera Biosciences, Inc. (Æ)	5,200	23
Texas Capital Bancshares, Inc. (Æ)	7,520	683	Cambrex Corp. (Æ)	14,524	908
Third Point Reinsurance, Ltd. (Æ)	114,865	1,448	Cantel Medical Corp. (Ñ)	29,962	2,778
TriCo Bancshares	55,701	2,162	Cardiovascular Systems, Inc. (Æ)	33,541	1,272
TriState Capital Holdings, Inc. (Æ)	25,160	740	CareDx, Inc. (Æ)	66,065	889
TrustCo Bank Corp.	73,901	672	Chemed Corp.	24,242	7,662
Trustmark Corp. (Ñ)	34,650	1,219	Chimerix, Inc. (Æ)	64,647	289

See accompanying notes which are an integral part of this quarterly report.

36 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cidara Therapeutics, Inc. (Æ)(Ñ)	7,600	32	Neos Therapeutics, Inc. (Æ)(Ñ)	218,960	1,193
Clearside Biomedical, Inc. (Æ)(Ñ)	97,582	869	Neurocrine Biosciences, Inc. (Æ)	13,685	1,375
Concert Pharmaceuticals, Inc. (Æ)	48,872	781	Neuronetics, Inc. (Æ)	7,189	179
ConforMIS, Inc. (Æ)	23,575	23	Nevro Corp. (Æ)	12,464	701
Corcept Therapeutics, Inc. (Æ)	50,607	664	Nobilis Health Corp. (Æ)	81,337	89
CorVel Corp. (Æ)	35,357	2,028	Nuvectra Corp. (Æ)	233,732	3,665
Cross Country Healthcare, Inc. (Æ)	51,800	608	Omnicell, Inc. (Æ)	128,229	7,629
CryoLife, Inc. (Æ)	22,222	662	Ophthotech Corp. (Æ)	21,650	54
Cutera, Inc. (Æ)	19,489	780	OraSure Technologies, Inc. (Æ)	77,697	1,305
Cytokinetics, Inc. (Æ)	2,000	15	Orthofix International NV(Æ)	8,850	535
Deciphera Pharmaceuticals, Inc. (Æ)	20,388	701	Otonomy, Inc. (Æ)	4,800	16
Dynavax Technologies Corp. (Æ)	62,548	844	Oxford Immunotec Global PLC(Æ)	80,937	1,061
Emergent BioSolutions, Inc. (Æ)	18,106	984	Pacira Pharmaceuticals, Inc. (Æ)	25,391	1,021
Enanta Pharmaceuticals, Inc. (Æ)	10,015	977	Patterson Cos. , Inc. (Ñ)	76,233	1,869
Encompass Health Corp. (Æ)	93,487	7,070	PDL BioPharma, Inc. (Æ)	356,405	895
Endo International PLC(Æ)	56,400	702	Penumbra, Inc. (Æ)	14,307	2,035
Ensign Group, Inc. (The)	198,767	7,171	Pfenex, Inc. (Æ)(Ñ)	246,279	1,260
Epizyme, Inc. (Æ)	5,200	67	Prestige Brands Holdings, Inc. (Æ)(Ñ)	66,338	2,371
Esperion Therapeutics, Inc. (Æ)(Ñ)	19,695	885	Prothena Corp. PLC(Æ)	58,175	864
Five Prime Therapeutics, Inc. (Æ)	4,800	72	Providence Service Corp. (The)(Æ)	2,800	196
G1 Therapeutics, Inc. (Æ)(Ñ)	18,398	945	Quality Systems, Inc. (Æ)	101,952	2,052
GenMark Diagnostics, Inc. (Æ)	125,971	841	REGENXBIO, Inc. (Æ)	7,649	538
Genomic Health, Inc. (Æ)	16,729	898	Repligen Corp. (Æ)	60,627	2,930
Global Blood Therapeutics, Inc. (Æ)	20,937	875	Retrophin, Inc. (Æ)	108,505	2,999
Globus Medical, Inc. Class A(Æ)	38,663	1,990	Rhythm Pharmaceuticals, Inc. (Æ)	25,179	782
Haemonetics Corp. (Æ)	15,931	1,556	RTI Surgical, Inc. (Æ)	51,676	238
Halozyme Therapeutics, Inc. (Æ)	3,400	62	Sangamo BioSciences, Inc. (Æ)	70,232	959
Heron Therapeutics, Inc. (Æ)	33,543	1,256	SeaSpine Holdings Corp. (Å)(Æ)(Ñ)	263,714	3,681
ICU Medical, Inc. (Æ)	3,394	973	Sorrento Therapeutics, Inc. (Æ)(Ñ)	123,601	692
Innovate Biopharmaceuticals, Inc. (Æ)(Ñ)	34,374	179	Spark Therapeutics, Inc. (Æ)(Ñ)	9,195	705
Inogen, Inc. (Æ)(Ñ)	29,112	5,801	Spero Therapeutics, Inc. (Æ)	1,300	15
Integra LifeSciences Holdings Corp. (Æ)	71,056	4,429	Steris PLC	48,691	5,574
Intersect ENT, Inc. (Æ)	21,076	682	Supernus Pharmaceuticals, Inc. (Æ)	108,621	5,752
iRadimed Corp. (Å)(Æ)(Ñ)	52,327	1,204	Surmodics, Inc. (Æ)	11,007	647
Ironwood Pharmaceuticals, Inc. Class A(Æ)	53,275	1,027	Syndax Pharmaceuticals, Inc. (Æ)	3,900	26
Jazz Pharmaceuticals PLC(Æ)(Ñ)	13,280	2,299	Tabula Rasa HealthCare, Inc. (Æ)	45,787	2,667
Joint Corp. (The)(Å)(Æ)	96,600	792	Tactile Systems Technology, Inc. (Æ)(Ñ)	76,323	3,669
Jounce Therapeutics, Inc. (Æ)(Ñ)	94,752	669	Teladoc, Inc. (Æ)(Ñ)	19,907	1,191
K2M Group Holdings, Inc. (Æ)	248,345	5,059	Tetraphase Pharmaceuticals, Inc. (Æ)	8,700	25
Karyopharm Therapeutics, Inc. (Æ)	3,300	59	Tilray, Inc. Class 2(Æ)(Ñ)	17,500	387
Lannett Co. , Inc. (Æ)(Ñ)	22,300	284	Trinity Biotech PLC - ADR(Æ)(Å)	266,100	1,243
Lantheus Holdings, Inc. (Æ)	22,400	324	Triple-S Management Corp. Class B(Æ)	30,783	1,093
LHC Group, Inc. (Æ)	51,897	4,467	Ultragenyx Pharmaceutical, Inc. (Æ)	11,300	894
LifePoint Health, Inc. (Æ)	5,400	350	US Physical Therapy, Inc.	46,546	4,876
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	42,204	9,214	Utah Medical Products, Inc.	14,717	1,428
LivaNova PLC(Æ)	19,186	2,113	Vanda Pharmaceuticals, Inc. (Æ)	39,197	817
MacroGenics, Inc. (Æ)	18,100	374	Varex Imaging Corp. (Æ)	124,147	4,747
Mallinckrodt PLC(Æ)(Ñ)	67,994	1,594	Veracyte, Inc. (Æ)	79,681	863
Medidata Solutions, Inc. (Æ)(Ñ)	12,442	925	Vericel Corp. (Æ)	165,783	1,732
Medpace Holdings, Inc. (Æ)	8,780	539	Versartis, Inc. (Æ)	10,500	18
MEI Pharma, Inc. (Æ)	31,250	118	ViewRay, Inc. (Æ)(Ñ)	124,486	1,484
Merit Medical Systems, Inc. (Æ)	97,589	5,299	Viking Therapeutics, Inc. (Æ)(Ñ)	76,427	780
Merrimack Pharmaceuticals, Inc. (Æ)	4,700	24	WellCare Health Plans, Inc. (Æ)	1,524	408
MiMedx Group, Inc. (Æ)(Ñ)	178,287	758	Wright Medical Group NV(Æ)(Ñ)	38,826	987
Minerva Neurosciences, Inc. (Æ)	91,266	734	Zafgen, Inc. (Æ)	500	5
Myriad Genetics, Inc. (Æ)	27,757	1,214			238,587
NantKwest, Inc. (Æ)(Ñ)	17,100	60
Natera, Inc. (Æ)	33,887	778	Materials and Processing - 7.1%
Neogen Corp. (Æ)	14,114	1,163	Advanced Drainage Systems, Inc.	52,316	1,462
NeoGenomics, Inc. (Å)(Æ)(Ñ)	593,421	8,308	Allegheny Technologies, Inc. (Æ)(Ñ)	113,900	3,166

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 37

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Apogee Enterprises, Inc. (Ñ)	163,303	8,289	US Silica Holdings, Inc. (Ñ)	33,496	903
Armstrong Flooring, Inc. (Å)(Æ)	164,699	2,152	Valvoline, Inc. (Ñ)	120,956	2,732
Armstrong World Industries, Inc. (Æ)	31,383	2,131	Venator Materials PLC(Æ)	42,374	620
Ashland Global Holdings, Inc.	3,550	291	Veritiv Corp. (Æ)	8,444	323
Aspen Aerogels, Inc. (Æ)	4,700	24	Verso Corp. Class A(Æ)	5,764	120
Atkore International Group, Inc. (Æ)	6,600	156	Versum Materials, Inc.	95,508	3,682
Beacon Roofing Supply, Inc. (Æ)	18,008	758	Worthington Industries, Inc.	29,928	1,401
Belden, Inc.	11,750	761			143,226
Bemis Co. , Inc.	159,752	7,335
Cabot Microelectronics Corp. (Ñ)	36,646	4,414	Producer Durables - 14.3%
Carpenter Technology Corp.	10,000	548	AAR Corp.	5,320	252
Century Aluminum Co. (Æ)	60,741	778	ABM Industries, Inc. (Ñ)	150,025	4,681
Comfort Systems USA, Inc.	125,416	6,967	ACCO Brands Corp.	192,862	2,469
Commercial Metals Co.	95,903	2,142	Advanced Energy Industries, Inc. (Æ)	13,690	838
Compass Minerals International, Inc. (Ñ)	106,310	7,214	AGCO Corp.	21,320	1,344
Continental Building Products, Inc. (Æ)	11,283	360	Aircastle, Ltd.	25,000	518
Culp, Inc.	4,000	99	Allied Motion Technologies, Inc.	39,897	1,830
Dixie Group, Inc. (The)(Æ)(Å)	292,000	584	Applied Industrial Technologies, Inc.	14,730	1,100
Ferroglobe PLC	278,514	2,270	AquaVenture Holdings, Ltd. (Æ)(Ñ)	34,303	567
Haynes International, Inc.	135,100	5,737	ArcBest Corp.	13,530	630
Huttig Building Products, Inc. (Æ)	57,800	266	Ardmore Shipping Corp. (Å)(Æ)	521,200	3,518
Ingevity Corp. (Æ)	58,254	5,807	Argan, Inc.	31,625	1,214
Innospec, Inc.	9,020	730	ASGN, Inc. (Æ)	42,249	3,815
Interface, Inc. Class A	134,332	3,009	Astec Industries, Inc.	26,000	1,277
KMG Chemicals, Inc.	28,590	2,053	AstroNova, Inc.	10,400	188
Kraton Corp. (Æ)	15,209	731	AZZ, Inc.	87,506	4,743
Landec Corp. (Æ)(Å)	1,600	22	Babcock & Wilcox Co. (The) Class W(Æ)	94,924	6,242
Lawson Products, Inc. (Æ)	1,725	47	Badger Meter, Inc.	89,033	4,643
Louisiana-Pacific Corp.	38,262	1,030	Barrett Business Services, Inc.	26,477	2,432
Luxfer Holdings PLC	119,124	2,204	BG Staffing, Inc.	65,993	1,736
Masonite International Corp. (Æ)	6,600	450	Brady Corp. Class A	21,676	829
Materion Corp.	38,821	2,434	Briggs & Stratton Corp.	41,500	734
MRC Global, Inc. (Æ)	7,018	159	Brink's Co. (The)	50,290	4,016
Mueller Water Products, Inc. Class A	296,525	3,662	Cactus, Inc. Class A(Æ)	24,362	797
NCI Building Systems, Inc. (Æ)	5,700	91	Chart Industries, Inc. (Æ)	965	75
Neenah Paper, Inc.	51,612	4,532	Columbus McKinnon Corp.	12,724	524
NewMarket Corp.	8,180	3,349	Construction Partners, Inc. Class A(Æ)	32,390	396
Olympic Steel, Inc.	4,666	103	Convergys Corp.	50,626	1,245
PGT Innovations, Inc. (Æ)	129,106	3,099	Covanta Holding Corp. (Ñ)	428,975	7,722
PH Glatfelter Co.	31,052	508	Covenant Transportation Group, Inc. Class
Platform Specialty Products Corp. (Æ)	354,630	4,383	A(Æ)	28,946	839
PolyOne Corp.	18,130	813	CPI Aerostructures, Inc. (Æ)(Å)	84,836	797
Quaker Chemical Corp. (Ñ)	28,825	5,118	CRA International, Inc. (Å)	83,907	4,542
Quanex Building Products Corp.	108,681	1,924	CSW Industrials, Inc. (Æ)	2,460	133
Rayonier Advanced Materials, Inc.	207,450	3,742	Daseke, Inc. (Æ)	125,667	1,092
Resolute Forest Products, Inc. (Æ)	38,700	393	DHI Group, Inc. (Æ)	14,800	31
Ryerson Holding Corp. (Æ)	67,815	783	DMC Global, Inc. (Æ)(Ñ)	44,847	1,841
Schweitzer-Mauduit International, Inc.	14,300	593	Ducommun, Inc. (Æ)	14,290	476
Shiloh Industries, Inc. (Æ)	5,300	44	DXP Enterprises, Inc. (Æ)	22,631	936
Silgan Holdings, Inc.	232,588	6,399	Dycom Industries, Inc. (Æ)	20,191	1,800
SiteOne Landscape Supply, Inc. (Æ)	29,020	2,587	Echo Global Logistics, Inc. (Æ)	23,390	806
Smart Sand, Inc. (Æ)(Ñ)	415,756	2,411	Electronics For Imaging, Inc. (Æ)(Ñ)	1,600	55
Stepan Co.	15,988	1,400	EMCOR Group, Inc.	36,186	2,785
Tahoe Resources, Inc. (Æ)	146,815	662	Encore Wire Corp.	14,776	720
Trinseo SA	9,020	674	EnerSys	9,870	810
Triton International, Ltd.	20,203	711	Essendant, Inc. (Æ)(Ñ)	11,901	198
Tronox, Ltd. Class A	53,814	993	Esterline Technologies Corp. (Æ)	6,380	544
Universal Stainless & Alloy Products, Inc.			ExlService Holdings, Inc. (Æ)	18,884	1,126
(Æ)(Å)	91,300	2,731	Exponent, Inc.	134,418	6,573
US Concrete, Inc. (Æ)(Ñ)	102,183	5,160

See accompanying notes which are an integral part of this quarterly report.

38 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ferroglobe Representation and Warranty			Rush Enterprises, Inc. Class A	42,072	1,897
Insurance Trust(Å)(Æ)(Š)	98,500	—	Ryder System, Inc.	69,854	5,470
Flir Systems, Inc.	33,957	1,990	Saia, Inc. (Æ)	32,473	2,446
Fluor Corp.	5,370	275	Scorpio Tankers, Inc. (Ñ)	916,400	1,970
Forward Air Corp.	75,278	4,811	ServiceSource International, Inc. (Æ)	292,000	1,022
FreightCar America, Inc. (Å)	316,300	5,792	SkyWest, Inc.	15,594	934
FTI Consulting, Inc. (Æ)	15,144	1,196	Spartan Motors, Inc.	121,883	1,798
Generac Holdings, Inc. (Æ)	35,000	1,881	Spirit Airlines, Inc. (Æ)(Ñ)	38,300	1,664
GP Strategies Corp. (Å)(Æ)	70,820	1,338	Standex International Corp.	40,900	4,239
Granite Construction, Inc.	44,442	2,398	StealthGas, Inc. (Å)(Æ)	583,900	2,160
Great Lakes Dredge & Dock Corp. (Æ)(Å)	984,780	5,318	Steelcase, Inc. Class A	602,940	8,290
Greenbrier Cos. , Inc. (Ñ)	18,541	1,050	Sykes Enterprises, Inc. (Æ)	30,669	910
H&E Equipment Services, Inc.	13,021	479	Team, Inc. (Æ)(Ñ)	61,100	1,332
Hackett Group, Inc. (The)	135,900	2,450	Terex Corp.	4,190	185
Hawaiian Holdings, Inc.	31,356	1,257	Titan Machinery, Inc. (Æ)	51,300	777
Healthcare Services Group, Inc. (Ñ)	124,114	4,997	TopBuild Corp. (Æ)	6,404	476
HEICO Corp.	92,079	7,032	Triumph Group, Inc.	29,600	617
Heidrick & Struggles International, Inc.	25,610	1,047	TrueBlue, Inc. (Æ)	20,953	567
HNI Corp.	93,324	4,038	Tutor Perini Corp. (Æ)	354,476	6,557
Hub Group, Inc. Class A(Æ)	17,840	828	UniFirst Corp.	5,480	1,026
Hyster-Yale Materials Handling, Inc.	14,059	925	Universal Truckload Services, Inc. (Å)	59,100	1,980
ICF International, Inc.	70,385	5,184	USA Truck, Inc. (Æ)(Ñ)	118,500	2,586
InnerWorkings, Inc. (Æ)	81,774	725	Vectrus, Inc. (Æ)	7,102	223
Insperity, Inc.	9,550	908	Vishay Precision Group, Inc. (Æ)	74,185	2,960
Jacobs Engineering Group, Inc.	2,000	135	WageWorks, Inc. (Æ)	114,044	6,022
Kaman Corp. Class A	12,728	843	Watts Water Technologies, Inc. Class A	32,481	2,779
KBR, Inc.	700,036	13,987	Welbilt, Inc. (Æ)	126,275	2,879
Kelly Services, Inc. Class A	82,400	2,001	Werner Enterprises, Inc.	78,480	2,924
Kennametal, Inc.	26,031	1,014	Willscot Corp. (Æ)(Ñ)	105,988	1,770
Kimball International, Inc. Class B	68,710	1,110	WNS Holdings, Ltd. - ADR(Æ)	39,887	1,941
KLX, Inc. (Æ)	53,242	3,889	YRC Worldwide, Inc. (Æ)	821,879	8,005
Korn & Ferry International	14,350	947			285,641
Kornit Digital, Ltd. (Æ)(Ñ)	186,070	3,387
Landstar System, Inc.	3,600	400	Technology - 12.5%
Lindsay Corp.	3,690	347	A10 Networks, Inc. (Æ)	13,300	90
Liquidity Services, Inc. (Æ)	63,600	448	Acacia Communications, Inc. (Æ)	27,500	884
Littelfuse, Inc.	21,618	4,687	ACM Research, Inc. Class A(Æ)(Ñ)	48,175	624
LSC Communications, Inc.	8,600	129	Acxiom Corp. (Æ)	111,496	4,520
Manitowoc Co. , Inc. (The)(Æ)	157,875	4,182	Adesto Technologies Corp. (Æ)(Ñ)	156,706	862
ManpowerGroup, Inc.	2,980	278	ADTRAN, Inc.	286,156	4,650
Marlin Business Services Corp.	6,497	200	Aerohive Networks, Inc. (Æ)	332,202	1,329
Marten Transport, Ltd.	59,317	1,296	Allot Communications, Ltd. (Æ)	176,900	918
MasTec, Inc. (Æ)	123,272	5,738	Alpha & Omega Semiconductor, Ltd. (Æ)	16,700	223
MAXIMUS, Inc.	64,825	4,201	Altair Engineering, Inc. Class A(Æ)	27,303	958
Maxwell Technologies, Inc. (Æ)(Ñ)	28,737	132	Ambarella, Inc. (Æ)(Ñ)	26,489	1,038
Milacron Holdings Corp. (Æ)	29,393	613	Amkor Technology, Inc. (Æ)	53,700	466
Modine Manufacturing Co. (Æ)	90,229	1,575	Anixter International, Inc. (Æ)	13,050	951
Moog, Inc. Class A	11,938	895	Applied Optoelectronics, Inc. (Æ)(Ñ)	24,256	932
MYR Group, Inc. (Æ)	27,650	1,020	Apptio, Inc. Class A(Æ)	78,102	2,622
Navistar International Corp. (Æ)	15,780	680	Aquantia Corp. (Æ)(Ñ)	87,162	1,112
NV5 Global, Inc. (Æ)	19,251	1,450	ARC Document Solutions, Inc. (Æ)	6,965	18
Old Dominion Freight Line, Inc.	17,082	2,508	Aspen Technology, Inc. (Æ)	14,972	1,434
Orion Group Holdings, Inc. (Å)(Æ)	369,936	3,393	Asure Software, Inc. (Æ)(Ñ)	88,098	1,241
Park-Ohio Holdings Corp.	3,441	129	Avaya Holdings Corp. (Æ)	243,880	5,019
PFSweb, Inc. (Æ)(Å)	44,562	429	Avid Technology, Inc. (Æ)	71,957	404
Powell Industries, Inc.	8,334	305	Axcelis Technologies, Inc. (Æ)	42,741	940
PRGX Global, Inc. (Æ)	6,768	61	Bandwidth, Inc. Class A(Æ)	28,868	1,012
Primoris Services Corp.	13,600	367	Bel Fuse, Inc. Class B	14,262	321
Radiant Logistics, Inc. (Å)(Æ)	431,400	1,722	Benchmark Electronics, Inc.	94,206	2,279
Resources Connection, Inc.	21,314	339	Blackline, Inc. (Æ)(Ñ)	39,601	1,691

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 39

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Blucora, Inc. (Æ)	33,514	1,165	ManTech International Corp. Class A	20,752	1,242
Bottomline Technologies, Inc. (Æ)	62,721	3,381	Mattersight Corp. (Æ)(Ñ)(Å)	114,100	291
Box, Inc. Class A(Æ)	118,163	2,831	Meet Group, Inc. (Æ)	63,900	259
Brightcove, Inc. (Æ)	5,500	47	Mercury Systems, Inc. (Æ)(Ñ)	19,944	832
CACI International, Inc. Class A(Æ)	7,636	1,338	Methode Electronics, Inc.	23,886	938
CalAmp Corp. (Æ)	264,191	6,013	MicroStrategy, Inc. Class A(Æ)	9,980	1,299
Calix, Inc. (Æ)	57,214	403	Mimecast, Ltd. (Æ)	43,014	1,544
Carbonite, Inc. (Æ)	195,465	6,704	MobileIron, Inc. (Æ)	97,434	458
Cars. com, Inc. (Æ)	95,688	2,715	MongoDB, Inc. (Æ)(Ñ)	7,519	407
Castlight Health, Inc. Class B(Æ)	222,643	735	NeoPhotonics Corp. (Æ)(Ñ)	508,900	3,242
CEVA, Inc. (Æ)	17,958	541	NETGEAR, Inc. (Æ)	16,776	1,105
ChannelAdvisor Corp. (Æ)	2,800	39	NetScout Systems, Inc. (Æ)	57,490	1,541
Ciena Corp. (Æ)(Ñ)	99,510	2,527	NetSol Technologies, Inc. (Æ)	101,500	573
Cirrus Logic, Inc. (Æ)	24,994	1,081	Nice, Ltd. - ADR(Æ)(Ñ)	22,896	2,504
Clearfield, Inc. (Æ)	6,734	87	Nova Measuring Instruments, Ltd. (Æ)	30,883	864
Cloudera, Inc. (Æ)	55,664	745	OneSpan, Inc. (Æ)	58,600	955
Cohu, Inc. (Ñ)	44,893	1,130	Ooma, Inc. (Æ)(Å)	222,591	3,584
CommVault Systems, Inc. (Æ)	8,900	578	PC Connection, Inc.	36,835	1,247
Comtech Telecommunications Corp.	9,481	319	PC-Telephone, Inc. (Å)	101,780	630
Conduent, Inc. (Æ)	232,065	4,168	PDF Solutions, Inc. (Æ)	50,102	526
Cornerstone OnDemand, Inc. (Æ)	72,532	3,583	Perficient, Inc. (Æ)	237,750	6,258
Coupa Software, Inc. (Æ)	18,702	1,147	Perspecta, Inc.	208,173	4,518
Cray, Inc. (Æ)	15,631	390	Photronics, Inc. (Æ)	155,901	1,403
Cree, Inc. (Æ)	21,936	1,034	Pixelworks, Inc. (Æ)	6,600	22
CSG Systems International, Inc.	23,247	945	Plantronics, Inc.	13,130	902
Daktronics, Inc. (Ñ)	52,701	453	PlayAGS, Inc. (Å)(Æ)	293,045	8,367
Digi International, Inc. (Æ)	16,201	219	Plexus Corp. (Æ)	17,330	1,030
Digital Turbine, Inc. (Æ)	45,336	63	Power Integrations, Inc. (Ñ)	64,272	4,595
Diodes, Inc. (Æ)	21,257	790	Proofpoint, Inc. (Æ)	39,549	4,511
DSP Group, Inc. (Æ)	15,004	188	Q2 Holdings, Inc. (Æ)(Ñ)	8,663	512
Electro Scientific Industries, Inc. (Æ)(Ñ)	77,491	1,397	QAD, Inc. Class A	43,560	2,170
Ellie Mae, Inc. (Æ)	10,333	1,025	Qualys, Inc. (Æ)	15,266	1,330
Entegris, Inc.	30,437	1,070	Quantenna Communications, Inc. (Æ)	285,965	4,556
ePlus, Inc. (Æ)	18,395	1,815	Quantum Corp. (Æ)	66,346	113
Everbridge, Inc. (Æ)	33,653	1,514	Rambus, Inc. (Æ)	61,743	763
FireEye, Inc. (Æ)	437,462	6,794	Rapid7, Inc. (Æ)	21,840	607
Five9, Inc. (Æ)	335,922	10,716	RealPage, Inc. (Æ)	84,265	4,643
Fusion Connect, Inc. (Å)(Æ)(Ñ)	331,499	1,329	Ribbon Communications, Inc. (Æ)	302,000	2,049
Global Eagle Entertainment, Inc. (Æ)(Ñ)	169,205	391	Roku, Inc. (Æ)(Ñ)	28,664	1,302
Glu Mobile, Inc. (Æ)	62,900	335	Rubicon Project, Inc. (The)(Æ)	49,300	142
Graham Corp.	29,993	798	Sanmina Corp. (Æ)	26,995	786
GTT Communications, Inc. (Æ)	21,520	957	ScanSource, Inc. (Æ)	40,034	1,651
Harmonic, Inc. (Æ)	143,290	659	Seachange International, Inc. (Æ)	225,487	690
Hortonworks, Inc. (Æ)	53,802	937	SecureWorks Corp. Class A(Æ)(Ñ)	4,500	58
Ichor Holdings, Ltd. (Æ)(Ñ)	63,323	1,330	Semtech Corp. (Æ)	16,548	785
Immersion Corp. (Æ)	51,699	726	ShotSpotter, Inc. (Æ)(Ñ)	87,584	3,737
Imperva, Inc. (Æ)	1,500	69	SMART Global Holdings, Inc. (Æ)(Ñ)	70,362	2,148
Infinera Corp. (Æ)	79,700	663	SPS Commerce, Inc. (Æ)	4,778	410
InterXion Holding NV(Æ)	10,563	685	Stratasys, Ltd. (Æ)(Ñ)	26,900	522
iRobot Corp. (Æ)(Ñ)	16,532	1,310	Super Micro Computer, Inc. (Æ)	98,447	2,176
Juniper Networks, Inc.	9,070	239	Switch, Inc. Class A(Ñ)	204,121	2,658
Kemet Corp. (Æ)	49,435	1,285	Synaptics, Inc. (Æ)	7,720	387
KEYW Holding Corp. (The)(Æ)(Ñ)	264,000	2,342	Synchronoss Technologies, Inc. (Æ)	24,300	103
Kimball Electronics, Inc. (Å)(Æ)	134,861	2,744	SYNNEX Corp.	23,969	2,312
Kulicke & Soffa Industries, Inc.	3,840	101	Tech Data Corp. (Æ)	35,975	3,001
KVH Industries, Inc. (Æ)	4,311	53	TechTarget, Inc. (Æ)	31,217	887
Lattice Semiconductor Corp. (Æ)	47,826	368	TeleNav, Inc. (Æ)	28,607	154
Leaf Group, Ltd. (Å)(Æ)	235,690	2,758	Trade Desk, Inc. (The) Class A(Æ)(Ñ)	11,296	952
MACOM Technology Solutions Holdings,			Twilio, Inc. Class A(Æ)	17,890	1,036
Inc. (Æ)	23,858	497	Ultra Clean Holdings(Æ)	76,608	1,028

See accompanying notes which are an integral part of this quarterly report.

40 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Unisys Corp. (Æ)(Ñ)	30,900	397		Whiting Petroleum Corp. (Æ)	13,292		660
Universal Display Corp.	12,398	1,194		WildHorse Resource Development Corp. (Æ)
USA Technologies, Inc. (Æ)	315,610	4,245		(Ñ)	35,300		774
Varonis Systems, Inc. (Æ)	65,849	3,936					92,205
Verint Systems, Inc. (Æ)	35,040	1,573
ViaSat, Inc. (Æ)(Ñ)	12,967	912		Total Common Stocks
Viavi Solutions, Inc. Class W(Æ)(Ñ)	94,600	957		(cost $1,566,278)			1,908,457
Vishay Intertechnology, Inc.	48,012	1,200
Workiva, Inc. (Æ)	5,390	136		Warrants & Rights - 0.0%
Xcerra Corp. (Æ)	103,706	1,477		TETRA Technologies, Inc. (Æ)(Š)
Xperi Corp.	339,168	5,647		2021Warrant	93,700		—
Yelp, Inc. Class A(Æ)	28,281	1,043		Total Warrants & Rights
Zynga, Inc. Class A(Æ)	179,095	679		(cost $21)			—
		249,515
				Short-Term Investments - 4.8%
Utilities - 4.6%				U. S. Cash Management Fund(@)	93,402,949	(8)	93,412
8x8, Inc. (Æ)	28,396	567		United States Treasury Bills
Algonquin Power & Utilities Corp. (Ñ)	392,644	3,856		1.880% due 08/16/18(~)(§)	3,600		3,597
ALLETE, Inc.	24,068	1,866		Total Short-Term Investments
American States Water Co.	67,283	4,045		(cost $97,009)			97,009
Antero Midstream GP LP(Ñ)	247,105	4,749
Avista Corp.	21,072	1,066		Other Securities - 9.8%
Black Hills Corp. (Ñ)	18,438	1,106		U. S. Cash Collateral Fund(×)(@)	195,408,632(8)		195,409
Boingo Wireless, Inc. (Æ)	374,175	8,647		Total Other Securities
Bonanza Creek Energy, Inc. (Æ)	26,226	975		(cost $195,409)			195,409
Chesapeake Utilities Corp.	6,110	512
Cogent Communications Holdings, Inc. (Ñ)	74,010	3,845		Total Investments 109.8%
Consolidated Water Co. , Ltd.	78,780	1,107		(identified cost $1,858,717)			2,200,875
El Paso Electric Co.	11,700	729
Enerplus Corp.	75,568	987		Other Assets and Liabilities, Net
Extraction Oil & Gas, Inc. (Æ)(Ñ)	88,130	1,333	-	(9.8%)			(195,772)
GCI Liberty, Inc. Class A(Æ)	111,269	5,353		Net Assets - 100.0%			2,005,103
Gogo, Inc. (Æ)(Ñ)	212,146	759
HighPoint Resources Corp. (Æ)	699,100	4,572
Idacorp, Inc.	13,012	1,226
j2 Global, Inc.	68,946	5,849
Midstates Petroleum Co. , Inc. (Æ)	159,164	2,087
New Jersey Resources Corp.	24,054	1,112
Northwest Natural Gas Co. (Ñ)	12,011	783
NorthWestern Corp.	13,000	771
NRG Yield, Inc. Class A	208,977	3,862
NRG Yield, Inc. Class C(Ñ)	58,184	1,082
ONE Gas, Inc.	17,003	1,310
Orbcomm, Inc. (Æ)	25,920	248
Ormat Technologies, Inc.	17,100	928
Otter Tail Corp.	19,858	961
Penn Virginia Corp. (Æ)	5,470	462
PNM Resources, Inc.	14,900	586
Portland General Electric Co.	58,202	2,640
Resolute Energy Corp. (Æ)(Ñ)	71,852	2,209
RingCentral, Inc. Class A(Æ)	51,400	3,791
Sanchez Midstream Partners LP	59,752	702
SilverBow Resources, Inc. (Æ)	4,091	125
South Jersey Industries, Inc. (Ñ)	65,559	2,224
Southwest Gas Holdings, Inc.	23,355	1,827
Spire, Inc.	70,545	5,051
Unitil Corp.	16,150	822
US Cellular Corp. (Æ)	6,190	213
Vistra Energy Corp. (Æ)	53,727	1,214
Vonage Holdings Corp. (Æ)	203,921	2,612

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 41

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
7.2%
AH Belo Corp.	01/14/16	135,667	5.06	686	597
Apollo Endosurgery, Inc.	03/29/18	239,811	5.62	1,349	2,185
Ardmore Shipping Corp.	02/15/17	521,200	8.23	4,290	3,518
Armstrong Flooring, Inc.	03/28/16	118,166	12.54	1,482	1,544
Armstrong Flooring, Inc.	10/14/16	46,533	17.52	815	608
Aspen Group, Inc.	04/27/18	209,227	7.39	1,546	1,452
Aspen Group, Inc.	05/09/18	33,892	7.44	252	235
B. Riley Financial, Inc.	03/22/18	120,966	17.36	2,100	2,649
Capital City Bank Group, Inc.	11/17/14	5,290	14.49	77	128
Capital City Bank Group, Inc.	10/17/17	61,700	22.44	1,385	1,494
Capstar Financial Holdings, Inc.	09/22/16	31,879	15.92	508	571
Century Bancorp, Inc.	10/18/17	19,000	80.75	1,534	1,470
Century Casinos, Inc.	10/02/17	115,700	7.83	906	943
Century Casinos, Inc.	11/17/17	69,149	7.70	533	564
Civista Bancshares, Inc.	04/06/17	24,133	21.97	530	597
Civista Bancshares, Inc.	09/21/17	26,100	20.92	546	645
Civista Bancshares, Inc.	01/18/18	33,934	20.47	695	839
Civista Bancshares, Inc.	03/20/18	1,700	22.77	39	42
CPI Aerostructures, Inc.	06/26/13	50,036	10.17	509	470
CPI Aerostructures, Inc.	09/28/17	34,800	9.20	320	327
CRA International, Inc.	04/05/16	14,570	18.66	272	789
CRA International, Inc.	09/12/17	69,337	36.91	2,559	3,753
Delta Apparel, Inc.	11/10/15	55,979	15.38	861	926
Diamond Hill Investment Group, Inc.	12/28/11	13,008	102.88	1,338	2,494
Dixie Group, Inc. (The)	11/22/17	292,000	3.83	1,119	584
Ferroglobe Representation and Warranty Insurance Trust	09/29/16	98,500	—	—	—
First of Long Island Corp. (The)	09/21/17	80,700	29.04	2,343	1,759
FreightCar America, Inc.	06/27/16	308,400	15.33	4,727	5,647
FreightCar America, Inc.	05/15/17	7,900	17.24	136	145
Full House Resorts, Inc. (Å)	01/08/14	732,154	2.35	1,718	2,204
Fusion Connect, Inc.	11/21/17	331,499	3.96	1,314	1,329
GP Strategies Corp.	04/07/17	70,820	24.07	1,704	1,338
Great Lakes Dredge & Dock Corp.	07/08/15	632,200	4.86	3,071	3,414
Great Lakes Dredge & Dock Corp.	05/18/17	352,580	4.56	1,606	1,904
Hallmark Financial Services, Inc.	06/17/15	9,175	11.35	104	97
Hallmark Financial Services, Inc.	09/18/17	179,100	11.27	2,019	1,891
Independence Contract Drilling, Inc.	01/09/18	190,939	4.63	884	769
Independent Bank Corp.	12/09/14	101,251	12.44	1,260	2,481
Independent Bank Corp.	09/13/17	99,300	20.68	2,053	2,433
Independent Bank Corp.	04/26/18	16,450	23.71	390	403
iRadimed Corp.	03/06/18	23,600	12.98	306	543
iRadimed Corp.	06/19/18	28,727	20.39	586	661
J Alexander's Holdings, Inc.	10/01/15	256,390	9.72	2,491	2,743
J Alexander's Holdings, Inc.	04/17/18	14,617	11.89	174	156
Joint Corp. (The)	09/29/17	96,600	4.81	465	792
Kearny Financial Corp.	03/10/16	39,100	12.00	469	561
Kearny Financial Corp.	06/27/16	516,787	12.62	6,522	7,415
Kimball Electronics, Inc.	02/09/15	134,861	13.05	1,759	2,744
Landec Corp.	07/19/18	1,600	14.50	23	22
Leaf Group, Ltd.	02/08/18	235,690	8.04	1,894	2,758
Lee Enterprises, Inc.	11/29/17	779,890	2.39	1,861	2,418
Mattersight Corp.	09/22/17	114,100	2.87	327	291
MDC Partners, Inc.	10/20/16	535,000	6.83	3,654	2,729
NeoGenomics, Inc.	01/23/15	70,730	3.94	279	990
NeoGenomics, Inc.	04/27/17	463,433	8.23	3,814	6,488
NeoGenomics, Inc.	10/23/17	59,258	8.44	500	830
Northeast Bancorp	05/15/17	7,610	19.78	151	163

See accompanying notes which are an integral part of this quarterly report.

42 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Northeast Bancorp	09/12/17	80,500	22.22	1,788	1,727
Old Second Bancorp, Inc.	09/21/17	219,900	12.22	2,687	3,408
Old Second Bancorp, Inc.	02/05/18	1,200	13.80	17	19
Ooma, Inc.	06/21/16	201,000	9.37	1,883	3,236
Ooma, Inc.	08/24/17	21,591	7.17	155	348
Orion Group Holdings, Inc.	09/17/15	359,190	6.76	2,429	3,294
Orion Group Holdings, Inc.	05/06/16	10,746	4.85	52	99
PCSB Financial Corp.	05/11/17	107,005	16.50	1,766	2,106
PC-Telephone, Inc.	10/25/17	101,780	7.22	735	630
Peak Resorts, Inc.	12/15/17	137,213	5.38	738	679
PFSweb, Inc.	09/29/17	44,562	8.10	361	429
PlayAGS, Inc.	01/26/18	21,940	16.86	370	626
PlayAGS, Inc.	01/30/18	271,105	21.01	5,696	7,741
Pzena Investment Management, Inc.	03/30/17	252,686	9.79	2,474	2,464
Radiant Logistics, Inc.	11/06/17	428,700	4.62	1,979	1,711
Radiant Logistics, Inc.	06/11/18	2,700	4.17	11	11
SeaSpine Holdings Corp.	09/11/17	10,800	11.05	119	151
SeaSpine Holdings Corp.	09/26/17	222,814	9.42	2,100	3,110
SeaSpine Holdings Corp.	05/09/18	30,100	11.81	356	420
Silvercrest Asset Management Group, Inc.	09/29/17	104,300	14.27	1,489	1,820
StealthGas, Inc.	03/11/15	583,900	4.09	2,390	2,160
Superior Uniform Group, Inc.	06/26/15	133,099	16.54	2,201	2,790
TETRA Technologies, Inc.	05/09/17	412,400	3.03	1,250	1,777
TravelCenters of America LLC	04/17/17	557,121	4.82	2,687	2,591
Trinity Biotech PLC	09/29/15	266,100	10.62	2,825	1,243
Tropicana Entertainment, Inc.	09/25/17	36,379	37.42	1,361	2,656
United Financial Bancorp, Inc.	09/17/13	46,385	12.61	585	812
United Financial Bancorp, Inc.	06/14/17	226,800	17.30	3,924	3,971
Universal Stainless & Alloy Products, Inc.	09/13/17	91,300	20.60	1,881	2,731
Universal Truckload Services, Inc.	09/18/17	59,100	19.99	1,182	1,980
Urban One, Inc.	01/08/18	397,701	2.58	1,026	855
					145,137
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 E-Mini Index Futures	708	USD	59,203	09/18	(503)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(503)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$279,987	$—	$—	$—	$279,987

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 43

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Consumer Staples	62,409	—	—	—	62,409
Energy	85,010	—	—	—	85,010
Financial Services	471,877	—	—	—	471,877
Health Care	238,587	—	—	—	238,587
Materials and Processing	143,226	—	—	—	143,226
Producer Durables	285,641	—	—	—	285,641
Technology	249,515	—	—	—	249,515
Utilities	92,205	—	—	—	92,205
Warrants & Rights	—	—	—	—	—
Short-Term Investments	—	3,597	—	93,412	97,009
Other Securities	—	—	—	195,409	195,409
Total Investments	1,908,457	3,597	—	288,821	2,200,875

Other Financial Instruments

Liabilities
Futures Contracts	(503)	—	—	—	(503)
Total Other Financial Instruments*	$(503)	$—	$—	$—	$(503)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

44 U.S. Small Cap Equity Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.5%			OMV AB	20,161	1,140
Australia - 3.1%
			Voestalpine AG	35,729	1,790
AGL Energy, Ltd.	233,693	3,821
Ansell, Ltd. - GDR	5,700	122			17,706
Aristocrat Leisure, Ltd.	494,092	11,846	Belgium - 1.4%
Australia & New Zealand Banking			Ageas	184,821	9,906
Group, Ltd. - ADR	125,325	2,732	Anheuser-Busch InBev SA	73,873	7,506
Bank of Queensland, Ltd.	63,959	527	Cie d'Entreprises CFE	8,916	1,113
Bendigo & Adelaide Bank, Ltd.	66,757	580	Colruyt SA	21,241	1,269
BHP Billiton, Ltd. - ADR	31,938	836	Groupe Bruxelles Lambert SA	12,970	1,378
BlueScope Steel, Ltd.	105,300	1,379	KBC Groep NV	154,087	11,841
Brambles, Ltd.	107,757	790	Proximus	59,193	1,448
Coca-Cola Amatil, Ltd.	308,600	2,199	Solvay SA	15,439	2,118
Commonwealth Bank of Australia - ADR	82,369	4,583	UCB SA	59,373	5,098
Computershare, Ltd.	104,200	1,407			41,677
Crown Resorts, Ltd.	14,900	149
CSL, Ltd.	74,148	10,817	Bermuda - 0.0%
			Gulf Keystone Petroleum, Ltd. (Æ)	101,332	342
Fortescue Metals Group, Ltd.	120,493	392
GPT Group (The)(ö)	148,784	570	Canada - 4.5%
Iluka Resources, Ltd.	6,100	52	Bank of Montreal	46,173	3,659
LendLease Group	46,260	691	Bank of Nova Scotia (The)	50,095	2,969
Macquarie Group, Ltd.	143,314	13,050	BCE, Inc.	39,694	1,687
Mirvac Group(ö)	1,245,678	2,108	Brookfield Asset Management, Inc.
			Class A	23,995	1,012
National Australia Bank, Ltd. - ADR	96,829	2,035
			BRP, Inc.	24,800	1,157
Newcrest Mining, Ltd.	312,500	5,016
			CAE, Inc.	192,500	4,010
Qantas Airways, Ltd. (Æ)	280,000	1,400
			Canadian Imperial Bank of Commerce	42,644	3,892
QBE Insurance Group, Ltd.	56,788	426
			Canadian National Railway Co.	47,979	4,283
REA Group, Ltd.	19,000	1,224
			Canadian Natural Resources, Ltd.	119,800	4,402
Sandfire Resources NL	122,679	672
			Canadian Tire Corp. , Ltd. Class A	24,082	3,280
Scentre Group(ö)	152,826	482
			Canfor Corp. (Æ)	9,700	213
Sims Metal Management, Ltd.	12,500	159
			Celestica, Inc. (Æ)	407,180	4,809
South32, Ltd.	378,765	1,003
			Cenovus Energy, Inc.	124,409	1,248
Stockland(ö)	345,074	1,063
			CGI Group, Inc. Class A(Æ)	92,500	5,972
Suncorp Group, Ltd.	41,311	459
			Constellation Software, Inc.	7,601	5,510
Telstra Corp. , Ltd.	261,486	552
			Empire Co. , Ltd. Class A	267,100	5,507
Treasury Wine Estates, Ltd.	375,314	5,127
			Encana Corp.	342,332	4,724
Vicinity Centres(Æ)(ö)	1,091,778	2,165
			Fairfax Financial Holdings, Ltd.	1,519	858
Wesfarmers, Ltd. (Æ)	222,566	8,188
			First Quantum Minerals, Ltd.	222,128	3,465
Westpac Banking Corp.	98,581	2,153
			Fortis, Inc.	28,184	927
Whitehaven Coal, Ltd.	204,700	825
			George Weston, Ltd.	7,500	624
Woodside Petroleum, Ltd.	17,953	481
			Granite Real Estate Investment Trust(ö)	15,400	639
Woolworths Group, Ltd.	123,945	2,768
		94,849	Great-West Lifeco, Inc.	50,508	1,248
			H&R Real Estate Investment Trust(ö)	42,000	652
Austria - 0.6%			Imperial Oil, Ltd.	25,170	862
ams AG(Æ)	41,119	2,964	Industrial Alliance Insurance &
Andritz AG	151,156	8,572	Financial Services, Inc.	17,711	728
Erste Group Bank AG(Æ)	44,836	1,937	Intact Financial Corp.	11,592	884
Immofinanz AG(Æ)(Ñ)	49,530	1,303	Loblaw Cos. , Ltd.	68,599	3,627

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 45

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Magna International, Inc. Class A	28,726	1,750	Danske Bank A/S	307,097	8,931
Manulife Financial Corp.	145,717	2,706	DFDS A/S	10,315	679
National Bank of Canada	44,254	2,169	DSV A/S	54,549	4,574
Northland Power, Inc.	19,300	353	GN Store Nord A/S	6,571	313
Nutrien, Ltd.	154,079	8,369	H Lundbeck A/S	76,220	5,514
Parex Resources, Inc. (Æ)	42,600	752	Jyske Bank A/S	19,873	1,124
Power Corp. of Canada	40,307	917	Novo Nordisk A/S Class B	108,469	5,398
Power Financial Corp.	18,177	426	Orsted A/S(Þ)	8,890	548
Quebecor, Inc. Class B	48,945	1,020	Pandora A/S	15,607	1,110
RioCan Real Estate Investment Trust(ö)	114,387	2,182	Scandinavian Tobacco Group A/S(Å)	467,692	7,611
Rogers Communications, Inc. Class B	153,762	7,839	Sydbank A/S	5,728	212
Royal Bank of Canada - GDR	118,480	9,249	TDC A/S(Æ)(Š)	212,063	1,672
Sun Life Financial, Inc.	97,767	3,998			55,836
Suncor Energy, Inc.	26,999	1,137	Finland - 0.7%
Teck Resources, Ltd. Class B	35,698	931	Fortum OYJ	108,924	2,735
TELUS Corp.	41,700	1,524	Kesko OYJ Class B	23,339	1,311
TFI International, Inc. (Æ)	25,900	860	Outokumpu OYJ	145,547	984
Toronto Dominion Bank	248,188	14,724	Sampo OYJ Class A	21,405	1,087
Transcontinental, Inc. Class A - ADR	10,600	252	Stora Enso OYJ Class R	142,520	2,354
West Fraser Timber Co. , Ltd.	20,778	1,290	Tikkurila OYJ(Å)	203,253	3,734
		135,296
			UPM-Kymmene OYJ	244,188	8,665
Cayman Islands - 0.1%					20,870
Sunny Optical Technology Group Co. ,
Ltd.	192,307	3,190	France - 9.6%
			Air Liquide SA Class A	136,639	17,486
China - 2.8%			Airbus Group SE	4,038	500
Alibaba Group Holding, Ltd. - ADR(Æ)	79,064	14,803	Arkema SA	11,959	1,499
Baidu, Inc. - ADR(Æ)	5,295	1,309	Atos SE	11,847	1,590
Bank of China, Ltd. Class H	2,160,000	1,012	AXA SA	140,003	3,534
China Construction Bank Corp. Class H	1,132,000	1,025	BNP Paribas SA	132,695	8,633
China Resources Power Holdings Co. ,
			Bouygues SA - ADR	119,055	5,234
Ltd.	4,438,000	8,559
Industrial & Commercial Bank of China,			Bureau Veritas SA	173,263	4,461
Ltd. Class H	4,957,000	3,668	Carrefour SA	80,579	1,447
Lenovo Group, Ltd.	26,044,000	14,430	Christian Dior SE	2,486	1,058
New Oriental Education & Technology			Cie de Saint-Gobain	77,310	3,440
Group, Inc. - ADR	30,865	2,656
			CNP Assurances	46,248	1,082
PetroChina Co. , Ltd. Class H	1,698,000	1,288
Ping An Insurance Group Co. of China,			Credit Agricole SA	557,864	7,834
Ltd. Class H	1,400,388	12,985	Danone SA	182,058	14,304
Sands China, Ltd.	785,915	4,044	Dassault Aviation SA	3,471	6,411
Tencent Holdings, Ltd.	340,207	15,467	Eiffage SA	6,154	689
Tingyi Cayman Islands Holding Corp.	424,000	980	Electricite de France SA	31,787	476
Weibo Corp. - ADR(Æ)(Ñ)	28,986	2,399	Engie SA	612,737	9,895
Weichai Power Co. , Ltd. Class H	1,039,000	1,276	Essilor International SA	25,671	3,787
		85,901	Faurecia	7,455	506
Denmark - 1.8%			Gecina SA(ö)	2,740	467
AP Moller - Maersk A/S Class B	12,493	17,960	Hermes International	13,228	8,376
Carlsberg A/S Class B	1,580	190	Kering	10,916	5,817
			Legrand SA - ADR	10,251	753

See accompanying notes which are an integral part of this quarterly report.

46 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
L'Oreal SA	73,987	18,119	GEA Group AG	253,974	9,916
LVMH Moet Hennessy Louis Vuitton			Hannover Rueck SE	12,551	1,673
SE - ADR	11,842	4,135
			Hapag-Lloyd AG(Þ)	22,438	910
Mercialys SA(ö)	83,394	1,494
			HeidelbergCement AG	96,133	8,163
Natixis SA	249,397	1,792
			Hochtief AG	8,143	1,463
Orange SA - ADR	122,610	2,095
			Infineon Technologies AG - ADR	170,857	4,526
Pernod Ricard SA	12,042	1,942
			Innogy SE(Þ)	9,474	421
Peugeot SA	153,249	4,406
			Linde AG	2,130	526
Publicis Groupe SA - ADR	218,913	13,994	Muenchener Rueckversicherungs-
Renault SA	21,561	1,897	Gesellschaft AG in Muenchen	54,632	12,123
Rexel SA Class H	886,518	13,873	Puma SE	75	38
Safran SA	102,202	12,665	SAP SE - ADR	150,685	17,502
Sanofi - ADR	352,367	30,621	Scout24 AG(Þ)	13,350	694
Schneider Electric SE	216,248	17,396	Siemens AG	103,539	14,617
SCOR SE - ADR	41,196	1,601	Siemens Healthineers AG(Æ)(Þ)	96,308	4,289
Societe Generale SA	61,409	2,735	Siltronic AG	5,429	947
Television Francaise 1	94,075	1,021	TUI AG	238,140	5,096
Thales SA	44,040	5,790	Uniper SE	58,619	1,829
Total SA	367,669	23,989	Vonovia SE	39,519	1,913
Trigano SA	1,482	213	Zalando SE(Æ)(Þ)	89,507	5,137
Unibail-Rodamco-Westfield	8,186	1,817	Zooplus AG(Æ)	7,910	1,371
Vallourec SA(Æ)(Ñ)	1,172,108	7,561			178,619
Vicat SA (Å)	124,100	8,031	Hong Kong - 3.1%
Vinci SA	27,197	2,734	AIA Group, Ltd.	1,200,354	10,510
		289,200
			Bank of East Asia, Ltd. (The)	178,600	710
Germany - 5.9%			BOC Hong Kong Holdings, Ltd.	95,500	462
adidas AG	36,394	8,048	China Mobile, Ltd.	1,120,500	10,134
Allianz SE	31,009	6,856	CK Asset Holdings, Ltd.	1,150,500	8,801
AURELIUS Equity Opportunities SE &			CK Hutchison Holdings, Ltd.	1,035,696	11,254
Co. KGaA	5,825	360
			CLP Holdings, Ltd.	169,000	1,932
BASF SE	44,994	4,322
			CNOOC, Ltd.	793,000	1,329
Bayer AG	56,209	6,261
			Galaxy Entertainment Group, Ltd.	310,000	2,489
Bayerische Motoren Werke AG	118,726	11,482
			Hang Lung Properties, Ltd. - ADR	263,000	554
Beiersdorf AG	64,053	7,460
			Hang Seng Bank, Ltd.	365,882	9,955
Commerzbank AG(Æ)	59,661	645
			Henderson Land Development Co. , Ltd.	123,200	687
Continental AG	7,210	1,661
			HKT Trust & HKT, Ltd.	997,000	1,333
Covestro AG(Þ)	76,121	7,306
			Hong Kong Exchanges & Clearing, Ltd.	17,200	509
Daimler AG	59,201	4,095
			Hongkong Land Holdings, Ltd.	291,800	2,123
Deutsche Bank AG	119,592	1,565
			Hysan Development Co. , Ltd.	159,000	871
Deutsche Boerse AG	134,405	17,706
			Jardine Matheson Holdings, Ltd.	16,900	1,143
Deutsche Lufthansa AG	51,125	1,434
			Jardine Strategic Holdings, Ltd.	11,500	459
Deutsche Pfandbriefbank AG(Þ)	11,900	186
			Kerry Properties, Ltd.	29,000	147
Deutsche Post AG	9,250	326
			Link Real Estate Investment Trust(ö)	634,500	6,287
Deutsche Telekom AG	133,230	2,204
			Melco Crown Entertainment, Ltd. - ADR	161,996	4,189
Deutsche Wohnen SE	40,813	1,989
			New World Development Co. , Ltd.	564,000	803
Evonik Industries AG	12,573	465
			Sino Land Co. , Ltd.	522,000	899
Freenet AG	21,088	604
			Sun Hung Kai Properties, Ltd.	56,000	879
Fresenius SE & Co. KGaA	6,351	490

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 47

Russell Investment Company

International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Swire Pacific, Ltd. Class A	618,000	6,717	FinecoBank Banca Fineco SpA	288,729	3,391
Swire Properties, Ltd.	210,600	831	Intesa Sanpaolo SpA	978,250	3,005
Techtronic Industries Co. , Ltd.	559,789	3,127	Leonardo SpA	35,206	422
WH Group, Ltd. (Þ)	2,115,500	1,697	Mediobanca SpA	40,492	419
Wharf Holdings, Ltd. (The)	165,000	547	Moncler SpA	63,063	2,780
Wharf Real Estate Investment Co. , Ltd.	93,000	678	Parmalat SpA	209,298	724
Wheelock & Co. , Ltd.	243,000	1,726	Poste Italiane SpA(Þ)	44,512	414
		93,782	Saipem SpA(Æ)	1,885,576	9,847
India - 1.1%			Snam Rete Gas SpA	248,821	1,067
HDFC Bank, Ltd. - ADR(Ñ)	183,794	18,994	Telecom Italia SpA(Æ)	7,381,197	5,689
Housing Development Finance Corp. ,			UniCredit SpA	613,970	10,854
Ltd.	33,219	966			73,260
Infosys, Ltd. - ADR(Ñ)	589,009	11,886
Reliance Industries, Ltd.	58,022	1,004	Japan - 16.7%
			77 Bank, Ltd. (The)	5,800	140
		32,850	Advantest Corp.	161,603	3,848
Indonesia - 0.2%			Aisin Seiki Co. , Ltd.	36,300	1,691
Bank Central Asia Tbk PT	4,129,115	6,664	Alfresa Holdings Corp.	122,100	2,933
Ireland - 0.8%			Aozora Bank, Ltd.	44,000	1,645
Bank of Ireland Group PLC	1,050,799	9,019	Asahi Glass Co. , Ltd.	84,500	3,543
CRH PLC	64,385	2,193	Asahi Group Holdings, Ltd.	45,500	2,210
Medtronic PLC	44,958	4,057	Asahi Kasei Corp.	142,000	1,899
Ryanair Holdings PLC - ADR(Æ)	27,790	2,929	Astellas Pharma, Inc.	530,800	8,645
Willis Towers Watson PLC(Æ)	39,440	6,288	Benesse Holdings, Inc.	4,800	175
		24,486	BML, Inc. (Å)	295,000	7,387
			Bridgestone Corp.	110,800	4,367
Israel - 1.0%			Canon, Inc.	38,000	1,231
Azrieli Group, Ltd.	19,078	913
			Central Japan Railway Co.	11,600	2,415
Bank Hapoalim BM	796,258	5,629
			Century Tokyo Leasing Corp.	31,300	1,712
Bank Leumi Le-Israel BM	1,255,830	7,869
Bezeq The Israeli Telecommunication			Chiba Bank, Ltd. (The)	224,000	1,597
Corp. , Ltd.	719,060	761	Chubu Electric Power Co. , Inc.	147,000	2,264

Check Point Software Technologies, Ltd.			Coca-Cola Bottlers Japan Holdings, Inc.	24,800	894
(Æ)	14,800	1,668
			Concordia Financial Group, Ltd.	393,100	2,112
Israel Discount Bank, Ltd. Class A	98,400	311
			Cosel Co. , Ltd.	191,000	2,263
Mizrahi Tefahot Bank, Ltd.	67,820	1,319
			Credit Saison Co. , Ltd.	125,800	1,963
Nice, Ltd. (Æ)	46,082	5,048
			Dai Nippon Printing Co. , Ltd.	139,500	3,049
Plus500, Ltd.	40,934	997
Taro Pharmaceutical Industries, Ltd.			Dai-ichi Life Holdings, Inc.	381,225	7,179
(Æ)(Ñ)	12,913	1,450	Daiichi Sankyo Co. , Ltd.	60,400	2,504
Teva Pharmaceutical Industries, Ltd.	116,014	2,770	Daikin Industries, Ltd.	22,000	2,629
		28,735	Daiseki Co. , Ltd.	124,000	3,403
Italy - 2.4%			Daito Trust Construction Co. , Ltd.	14,000	2,340
ACEA SpA	70,711	1,117	Daiwa House Industry Co. , Ltd.	56,400	2,057
Assicurazioni Generali SpA	135,012	2,396	Daiwa Securities Group, Inc.	251,000	1,464
ASTM SpA	1,407	38	Denso Corp.	31,000	1,530
Atlantia SpA	34,036	1,009	Dentsu, Inc.	5,100	214
Davide Campari-Milano SpA	530,479	4,472	East Japan Railway Co.	12,200	1,141
Enel SpA	3,604,237	20,064	Ebara Corp.	241,400	7,351
ENI SpA - ADR	287,946	5,552	Eisai Co. , Ltd.	88,610	7,620
See accompanying notes which are an integral part of this quarterly report.
48 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
FamilyMart UNY Holdings Co. , Ltd.	12,400	1,155	Mitsubishi Heavy Industries, Ltd.	62,600	2,350
Fancl Corp.	1,000	52	Mitsubishi Materials Corp.	48,300	1,371

FANUC Corp.	20,060	3,947	Mitsubishi Motors Corp.	62,000	472
Fuji Media Holdings, Inc.	42,300	696	Mitsubishi UFJ Financial Group, Inc.	1,987,700	12,222
FUJIFILM Holdings Corp.	16,100	663	Mitsubishi UFJ Lease & Finance Co. ,
			Ltd.	276,500	1,675
Fujitsu, Ltd.	2,964,000	20,211
			Mitsui & Co. , Ltd.	164,700	2,761
Hazama Ando Corp.	74,900	595
			Mitsui Chemicals, Inc.	16,000	430
Hitachi Capital Corp.	62,600	1,675
			Mizuho Financial Group, Inc.	1,700,700	2,960
Hitachi, Ltd.	1,080,000	7,548
			Morinaga Milk Industry Co. , Ltd.	11,800	389
Honda Motor Co. , Ltd.	966,170	29,094
			MS&AD Insurance Group Holdings, Inc.	175,100	5,355
Hoya Corp.	66,900	4,032
			NEC Corp.	23,000	638
Icom, Inc. (Å)	88,200	2,140
			NH Foods, Ltd.	37,300	1,483
Idemitsu Kosan Co. , Ltd.	11,900	536
			Nidec Corp.	31,430	4,556
Iida Group Holdings Co. , Ltd.	273,300	5,360
			Nintendo Co. , Ltd.	13,820	4,556
Inpex Corp.	1,203,400	13,214
			Nippon Carbon Co. , Ltd.	4,900	282
Isetan Mitsukoshi Holdings, Ltd.	18,000	217
			Nippon Express Co. , Ltd.	25,300	1,656
Isuzu Motors, Ltd.	923,600	12,493
			Nippon Sheet Glass Co. , Ltd.	64,500	675
ITOCHU Corp.	386,200	6,856
			Nippon Steel & Sumitomo Metal Corp.	52,900	1,055
Japan Post Bank Co. , Ltd.	157,500	1,890
			Nippon Telegraph & Telephone Corp.	174,280	8,065
Japan Post Holdings Co. , Ltd.	597,400	6,588
			Nippon Yusen	90,700	1,746
Japan Post Insurance Co. , Ltd.	60,600	1,288
			Nissan Motor Co. , Ltd.	224,200	2,119
Japan Tobacco, Inc.	135,900	3,866
			Nitto FC Co. , Ltd.	62,100	437
JFE Holdings, Inc.	98,000	1,989
			Nomura Holdings, Inc.	371,100	1,760
JSR Corp.	95,800	1,838
			NTT Data Corp.	36,600	418
JX Holdings, Inc.	945,200	6,946
			NTT DOCOMO, Inc.	303,900	7,821
Kajima Corp.	171,000	1,335
			Obayashi Corp.	27,200	284
Kansai Electric Power Co. , Inc. (The)	135,600	1,928
			Oji Holdings Corp.	303,000	1,798
Kao Corp.	70,100	5,116
			OKUMA Corp.	3,300	186
Kawasaki Heavy Industries, Ltd.	58,000	1,700
			Ono Pharmaceutical Co. , Ltd.	145,050	3,422
KDDI Corp.	182,300	5,083
			Oriental Land Co. , Ltd.	19,700	2,140
Keyence Corp.	700	369
			ORIX Corp.	226,000	3,670
Kirin Holdings Co. , Ltd.	137,700	3,522
			Osaka Gas Co. , Ltd.	85,000	1,634
Kitagawa Industries Co. , Ltd. (Å)	48,300	639
			Qol Co. , Ltd.	191,100	3,147
Kobe Steel, Ltd.	130,800	1,286
			Recruit Holdings Co. , Ltd.	18,200	499
Komatsu, Ltd.	130,555	3,834
			Resona Holdings, Inc.	187,600	1,068
Kyushu Electric Power Co. , Inc.	37,600	443
			Round One Corp.	2,300	34
Kyushu Railway Co.	91,600	2,815
			SBI Holdings, Inc.	8,300	227
Makino Milling Machine Co. , Ltd.	14,000	113
			Secom Co. , Ltd.	74,800	5,718
Marubeni Corp.	398,000	3,036
			Secom Joshinetsu Co. , Ltd. (Å)	30,800	964
Maruha Nichiro Corp.	17,800	662
			Sekisui House, Ltd.	123,800	2,110
Mazda Motor Corp.	128,600	1,601
			Seven & i Holdings Co. , Ltd.	74,900	3,057
McDonald's Holdings Co. Japan, Ltd.	15,800	755
			Shin-Etsu Chemical Co. , Ltd.	35,894	3,626
Medipal Holdings Corp.	29,100	592
			Shingakukai Co. , Ltd.	1,800	10
Mitsubishi Chemical Holdings Corp.	240,200	2,097
			Shiseido Co. , Ltd.	28,500	2,098
Mitsubishi Corp.	129,400	3,616
			Shizuoka Bank, Ltd. (The)	5,400	50
Mitsubishi Electric Corp.	96,500	1,311
			Showa Corp.	14,400	243
Mitsubishi Gas Chemical Co. , Inc.	20,500	458
			Showa Denko KK	21,500	1,025

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 49

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SMC Corp.	8,885	2,993	Shire PLC - ADR	18,773	1,068
SoftBank Corp.	21,400	1,779			5,083
Sojitz Corp.	689,000	2,504	Luxembourg - 0.4%
Sompo Japan Nipponkoa Holdings, Inc.	248,300	10,090	Aperam SA	19,539	924
Sony Corp.	219,950	11,895	ArcelorMittal SA(Æ)	73,462	2,352
Sumitomo Chemical Co. , Ltd.	313,000	1,801	RTL Group SA	13,268	989
Sumitomo Corp.	169,000	2,780	Spotify Technology SA(Æ)	42,116	7,701
Sumitomo Electric Industries, Ltd.	100,400	1,545	Ternium SA - ADR	16,260	589
Sumitomo Heavy Industries, Ltd.	47,000	1,630			12,555
Sumitomo Metal Mining Co. , Ltd.	40,000	1,439
Sumitomo Mitsui Construction Co. , Ltd.	7,300	57	Malaysia - 0.0%
			CIMB Group Holdings BHD	623,400	913
Sumitomo Mitsui Financial Group, Inc.	312,600	12,406
Sumitomo Mitsui Trust Holdings, Inc.	49,300	1,961	Mexico - 0.3%
T&D Holdings, Inc.	107,600	1,605	America Movil SAB de CV	1,198,590	1,027
Taiheiyo Cement Corp.	45,000	1,417	Grupo Televisa SAB - ADR	349,468	6,947
Taisho Pharmaceutical Holdings Co. ,					7,974
Ltd.	29,800	3,371
Takeda Pharmaceutical Co. , Ltd.	43,200	1,811	Netherlands - 4.5%
			Aalberts Industries NV	31,904	1,447
TDK Corp.	7,900	847
			ABN AMRO Group NV(Þ)	115,796	3,202
Toho Holdings Co. , Ltd.	101,100	2,488
			Aegon NV	230,734	1,517
Toho Zinc Co. , Ltd.	9,100	338
			AerCap Holdings NV(Æ)	56,347	3,163
Tohoku Electric Power Co. , Inc.	184,700	2,346
			ASML Holding NV	85,169	18,172
Tokio Marine Holdings, Inc.	132,900	6,318
			Exor NV	25,867	1,701
Tokuyama Corp.	20,900	660
Tokyo Electric Power Co. Holdings, Inc.			Ferrari NV	16,984	2,256
(Æ)	278,900	1,335	HAL Trust	8,769	1,593
Tokyo Gas Co. , Ltd.	103,000	2,512	Heineken NV(Ñ)	122,467	12,389
Tokyu Fudosan Holdings Corp.	98,500	669	ING Groep NV	1,142,533	17,455
Toppan Printing Co. , Ltd.	272,000	2,095	InterXion Holding NV(Æ)	21,579	1,400
Toray Industries, Inc.	142,200	1,104	Koninklijke Ahold Delhaize NV	384,770	9,777
Tosoh Corp.	23,000	375	Koninklijke DSM NV	4,032	429
Toyo Seikan Group Holdings, Ltd.	49,800	917	Koninklijke KPN NV(Ñ)	2,346,835	6,778
Toyota Industries Corp.	33,700	1,902	Koninklijke Philips NV	1,170	51
Toyota Motor Corp.	215,100	14,098	NN Group NV	128,153	5,651
Toyota Tsusho Corp.	51,900	1,771	Royal Dutch Shell PLC Class A	1,112,963	38,099
Transcosmos, Inc.	139,600	3,604	Wolters Kluwer NV	99,163	5,977
Tsugami Corp.	6,000	58	Yandex NV Class A(Æ)	96,372	3,466
V Technology Co. , Ltd.	1,100	195			134,523
West Japan Railway Co.	102,500	7,160	Norway - 1.1%
Yahoo! Japan Corp. (Ñ)	2,668,800	10,159	Austevoll Seafood ASA	56,641	825
Yamada Denki Co. , Ltd.	374,700	1,855	DNB ASA	172,612	3,490
Yamaguchi Financial Group, Inc.	149,000	1,689	Gjensidige Forsikring ASA	36,661	588
Yamaha Motor Co. , Ltd.	19,300	510	Kongsberg Gruppen ASA	35,534	722
		504,966
			Leroy Seafood Group ASA	28,883	227
Jersey - 0.2%			Marine Harvest ASA	287,606	6,290
Ferguson PLC	12,604	993	Norsk Hydro ASA	240,541	1,371
Glencore PLC(Æ)	685,801	3,022	Orkla ASA	1,289,130	10,900
			Statoil ASA Class N	83,232	2,205

See accompanying notes which are an integral part of this quarterly report.

50 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Telenor ASA	287,949	5,631	Banco Bilbao Vizcaya Argentaria SA
			- ADR	588,851	4,319
Yara International ASA	29,693	1,308
		33,557	Banco de Sabadell SA - ADR	820,191	1,367
			Banco Santander SA - ADR	1,195,142	6,682
Portugal - 0.3%			Bankia SA	1,296,167	5,097
Energias de Portugal SA	530,418	2,165
			CaixaBank SA	265,249	1,226
Galp Energia SGPS SA Class B	211,140	4,342
			Cellnex Telecom SA(Þ)	150,372	3,991
Navigator Co. SA (The) - ADR	193,401	1,104	Cia de Distribucion Integral Logista
Sonae SGPS SA	1,104,128	1,255	Holdings SA	2,050	49
		8,866	Enagas SA	65,463	1,829

Russia - 0.1%			Endesa SA - ADR	82,165	1,900
Lukoil PJSC	16,864	1,201	Gas Natural SDG SA(Ñ)	73,611	1,995
Sberbank of Russia PJSC Class T	259,513	893	Gestamp Automocion SA(Þ)	189,143	1,425
		2,094	Grupo Catalana Occidente SA	28,869	1,234
			Iberdrola SA	458,683	3,565
Singapore - 1.4%
			Industria de Diseno Textil SA	116,337	3,813
CapitaLand Mall Trust Class A(Æ)(ö)	517,600	823
			Mediaset Espana Comunicacion SA	34,600	272
CapitaLand, Ltd.	266,600	634
			NH Hoteles SA	85,566	629
City Developments, Ltd.	63,400	467
			Repsol SA - ADR	197,185	3,913
DBS Group Holdings, Ltd.	491,900	9,661
			Telefonica SA - ADR	279,860	2,516
Genting Singapore, Ltd.	1,595,400	1,504			49,671
Keppel Corp. , Ltd. - ADR	158,900	804
Oversea-Chinese Banking Corp. , Ltd.	207,759	1,769	Sweden - 1.6%
Singapore Telecommunications, Ltd.	6,737,300	15,911	Assa Abloy AB Class B	183,989	3,647
United Overseas Bank, Ltd.	51,800	1,029	Atlas Copco AB(Æ)	124,027	3,560
Wilmar International, Ltd.	3,908,600	8,994	Boliden AB(Æ)	81,788	2,435
		41,596	Castellum AB	59,573	1,075
			Epiroc AB Class A(Æ)	172,056	2,060
South Africa - 0.1%
			Loomis AB Class B	4,295	135
Naspers, Ltd. Class N	4,092	1,007
			Lundin Petroleum AB	11,690	386
Old Mutual, Ltd. (Æ)	702,217	1,609
		2,616	Nordea Bank AB	257,647	2,738
			Sandvik AB	32,237	589
South Korea - 1.8%			Skandinaviska Enskilda Banken AB
CLIO Cosmetics Co. , Ltd. (Å)	107,065	2,030	Class A	286,620	3,064
Grand Korea Leisure Co. , Ltd.	194,071	4,284	SSAB AB Class B	114,294	453
Hana Financial Group, Inc.	143,746	5,784	Svenska Cellulosa AB SCA Class B	59,896	620
Hyundai Motor Co.	93,166	10,797	Svenska Handelsbanken AB Class A	154,526	1,908
Kangwon Land, Inc.	215,993	5,023	Swedbank AB Class A	176,005	4,165
			Swedish Orphan Biovitrum AB Class
KB Financial Group, Inc.	19,302	927
			B(Æ)	14,110	381
POSCO	31,656	9,322
			Telefonaktiebolaget LM Ericsson Class B	2,125,516	16,684
Samsung Electronics Co. , Ltd.	386,246	16,025
			Telia Co. AB	433,502	2,085
SK Holdings Co. , Ltd.	4,199	991
			Trelleborg AB Class B	146,230	3,041
SK Hynix, Inc.	9,376	723
		55,906	Volvo AB Class B	22,482	394
					49,420

Spain - 1.6%
ACS Actividades de Construccion y			Switzerland - 8.0%
Servicios SA	11,712	514	ABB, Ltd.	570,388	13,101
Aena SA(Þ)	13,910	2,525	Adecco SA	41,524	2,556
Amadeus IT Group SA Class A	9,490	810	Baloise Holding AG	12,094	1,889

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 51

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Banque Cantonale Vaudoise	1,221	914	Anglo American PLC	94,067	2,145
Chocoladefabriken Lindt & Spruengli			Ashtead Group PLC	32,200	991

AG	291	2,447
			AstraZeneca PLC	161,550	12,438
Cie Financiere Richemont SA	245,389	21,556
			Auto Trader Group PLC(Þ)	32,900	184
Coca-Cola HBC AG - ADR(Æ)	260,041	9,328
			Aviva PLC	1,580,338	10,359
Credit Suisse Group AG(Æ)	671,210	10,822
			Babcock International Group PLC	112,746	1,057
Givaudan SA	259	608
			BAE Systems PLC	2,156,294	18,469
Julius Baer Group, Ltd. (Æ)	78,445	4,312
			Barclays PLC	3,300,341	8,392
LafargeHolcim, Ltd. (Æ)	42,283	2,162
			Barratt Developments PLC	113,361	794
Luzerner Kantonalbank AG	1,329	690
			Bellway PLC	21,989	841
Nestle SA	328,238	26,747
			Berkeley Group Holdings PLC	40,305	1,973
Novartis AG	394,961	33,153
			BHP Billiton PLC	335,443	7,749
OC Oerlikon Corp. AG(Æ)	4,930	77
			BP PLC	884,009	6,642
Pargesa Holding SA	6,281	526
			BP PLC - ADR	270,422	12,193
Roche Holding AG	201,053	49,339
			British American Tobacco PLC	123,611	6,812
SGS SA	3,732	9,745
			British Land Co. PLC (The)(ö)	26,900	233
Sika AG	115,729	16,488
			BT Group PLC	601,694	1,842
STMicroelectronics NV	5,300	115
			Burberry Group PLC	4,205	116
Straumann Holding AG	2,943	2,287
			Centrica PLC	240,247	469
Swatch Group AG (The) Class B	5,373	2,414
			CNH Industrial NV	39,100	459
Swatch Group AG (The)	3,120	257
			Compass Group PLC	22,012	473
Swiss Life Holding AG(Æ)	4,672	1,678
			ConvaTec Group PLC(Þ)	805,400	2,314
Swiss Re AG	81,017	7,431
			Derwent London PLC(ö)	15,390	631
Swisscom AG	5,120	2,406
			Diageo PLC	787,409	28,937
TE Connectivity, Ltd.	11,825	1,106
			Direct Line Insurance Group PLC	761,046	3,435
UBS Group AG(Æ)	916,733	15,095
			Drax Group PLC	135,200	646
Zurich Insurance Group AG	12,634	3,886
			easyJet PLC	2,520	53
		243,135	Fevertree Drinks PLC	5,900	267
Taiwan - 0.5%			Fiat Chrysler Automobiles NV(Æ)	217,397	3,716

Catcher Technology Co. , Ltd.	318,070	3,926	Foxtons Group PLC(Å)	2,734,538	2,113
Compal Electronics, Inc.	4,187,000	2,604	GlaxoSmithKline PLC - ADR	996,731	20,682
CTBC Financial Holding Co. , Ltd.	1,609,000	1,092	HSBC Holdings PLC	2,650,147	25,380
Hon Hai Precision Industry Co. , Ltd.	1,399,206	3,845	Imperial Tobacco Group PLC	269,477	10,327
Taiwan Semiconductor Manufacturing			Inchcape PLC	104,562	967
Co. , Ltd.	136,000	1,086
			International Consolidated Airlines
Yuanta Financial Holding Co. , Ltd.	2,519,000	1,162	Group SA	67,631	631
		13,715
			Investec PLC	53,315	386
Thailand - 0.1%			J Sainsbury PLC	3,122,698	13,386
Bangkok Bank PLC	167,100	1,036	JD Sports Fashion PLC	63,760	391
PTT Global Chemical PCL	314,100	774	John Wood Group PLC	1,607,336	13,703
PTT Public Company, Ltd.	465,300	713	Johnson Matthey PLC	16,436	812
		2,523	Just Eat PLC(Æ)	269,420	2,803
Turkey - 0.0%			Kingfisher PLC	560,147	2,180
Akbank TAS	473,008	697	Land Securities Group PLC(ö)	78,691	974
			Legal & General Group PLC	703,771	2,424
United Kingdom - 14.2%			Lloyds Banking Group PLC	15,367,395	12,572
3i Group PLC	679,528	8,440
			London Stock Exchange Group PLC	174,572	10,069
Admiral Group PLC	39,694	1,032
			Lookers PLC(Å)	1,538,404	2,119

See accompanying notes which are an integral part of this quarterly report.

52 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
LSL Property Services PLC(Å)	1,146,453	3,909	Interfor Corp. (Æ)	39,900		631
Marks & Spencer Group PLC	179,159	724	MasterCard, Inc. Class A	84,693		16,769
Meggitt PLC	1,066,149	7,973	Mylan NV(Æ)	477,113		17,800
Michael Page International PLC	9,600	75	News Corp. Class A	453,741		6,838
Mondi PLC	18,580	512	NVIDIA Corp.	30,994		7,589
National Grid PLC	248,984	2,657	Thomson Reuters Corp.	30,277		1,256
Next PLC	8,747	681	Visa, Inc. Class A	71,168		9,732
Pearson PLC	58,736	711	Wausau Paper Corp.	382,976		5,996
Persimmon PLC Class A	221,225	7,200				105,526
Prudential PLC	210,056	4,969	Total Common Stocks
Quilter PLC(Æ)(Þ)	234,072	475	(cost $2,798,802)			2,888,891
Reckitt Benckiser Group PLC	18,057	1,610
Redrow PLC	79,489	560	Preferred Stocks - 1.0%
			Brazil - 0.1%
RELX NV	2,310	50	Banco Bradesco SA(Æ)
Rio Tinto PLC	106,763	5,898	4.041%(Ÿ)	107,789		877
Royal Bank of Scotland Group PLC(Æ)	4,619,471	15,465	Itau Unibanco Holding SA
Royal Mail PLC	805,264	4,961	7.774%(Ÿ)	75,269		903
Scottish & Southern Energy PLC	53,419	876	Petroleo Brasileiro SA(Æ)
Segro PLC(ö)	76,582	668	0.541%(Ÿ)	109,660		576
						2,356
Sky PLC	24,607	492
Smith & Nephew PLC	72,060	1,249	Germany - 0.8%
St. James's Place PLC	94,663	1,496	Bayerische Motoren Werke AG
Standard Chartered PLC	1,176,569	10,609	5.507%(Ÿ)	8,976		743
			Henkel AG & Co. KGaA
Standard Life Aberdeen PLC	307,249	1,258
			1.598%(Ÿ)	3,412		428
Stock Spirits Group PLC(Å)	879,605	2,491
Subsea 7 SA	96,761	1,404	Porsche Automobil Holding SE
			3.149%(Ÿ)	23,731		1,607
Tate & Lyle PLC	73,227	600	Volkswagen AG
Taylor Wimpey PLC	1,768,353	4,058	2.758%(Ÿ)	123,709		22,027
TechnipFMC PLC	28,611	925				24,805
Tesco PLC	4,483,830	15,312	Italy - 0.0%
Thomas Cook Group PLC	272,000	342	Intesa Sanpaolo SpA
Travis Perkins PLC	1,128,790	17,729	0.000%(Æ)(Ÿ)	114,208		363
Unilever NV	297,626	17,118
Unilever PLC	27,052	1,546	Japan - 0.0%
			Ito En, Ltd.
Vertu Motors PLC(Þ)	2,771,294	1,783
			2.053%(Ÿ)	44,000		984
Vodafone Group PLC	10,075,506	24,586
William Hill PLC	98,024	383	South Korea - 0.1%
			Samsung Electronics Co. , Ltd.
Wm Morrison Supermarkets PLC	267,311	916
		430,292	3.326%(Ÿ)	30,600		1,050

United States - 3.5%			Total Preferred Stocks
Abbott Laboratories	59,794	3,919	(cost $27,127)			29,558
Alphabet, Inc. Class C(Æ)	11,418	13,899	Short Investments - 3.3%
Bausch Health Companies, Inc. (Æ)	49,141	1,068	United State- 3.3%
BGP Holdings PLC(Æ)(Š)(Þ)	559,805	—	U. S. Cash Management Fund(@)	66,241,355	(8)	66,248
Brookfield Real Estate Services, Inc. (Å)	192,308	2,896	United States Treasury Bills
Carnival PLC	95,660	5,559	1.787% due 08/16/18 (~)	4,000		3,997
Facebook, Inc. Class A(Æ)	67,062	11,574	1.885% due 09/13/18 (~)	17,600		17,560

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 53

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	1.961% due 10/11/18 (~)	6,900		6,874
	2.022% due 11/01/18 (~)	4,700		4,676
				99,355
	Total Short-Term Investments
	(cost $99,357)			99,355

	Other Securities - 1.3%
	U. S. Cash Collateral Fund(×)(@)	40,063,631	(8)	40,064
	Total Other Securities
	(cost $40,064)			40,064

	Total Investments 101.1%
	(identified cost $2,965,350)			3,057,868
	Other Assets and Liabilities, Net
-	(1.1%)			(33,908)
	Net Assets - 100.0%			3,023,960

See accompanying notes which are an integral part of this quarterly report.

54 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.5%
BML, Inc.	02/08/18	JPY	295,000	25.48	7,517	7,387
Brookfield Real Estate Services, Inc.	02/22/18		192,308	13.62	2,620	2,896
CLIO Cosmetics Co. , Ltd.	12/06/17	KRW	107,065	32.46	3,475	2,030
Foxtons Group PLC	12/11/17	GBP	2,734,538	1.07	2,927	2,113
Icom, Inc.	04/27/18	JPY	88,200	24.24	2,138	2,140
Kitagawa Industries Co. , Ltd.	07/09/18	JPY	48,300	12.99	627	639
Lookers PLC	12/08/17	GBP	1,538,404	1.34	2,060	2,119
LSL Property Services PLC	02/07/18	GBP	1,146,453	3.81	4,368	3,909
Scandinavian Tobacco Group A/S	12/07/17	DKK	467,692	17.70	8,276	7,611
Secom Joshinetsu Co. , Ltd.	01/26/18	JPY	30,800	39.97	1,231	964
Stock Spirits Group PLC	06/27/18	GBP	879,605	3.45	3,036	2,491
Tikkurila OYJ	04/25/18	EUR	203,253	19.78	4,021	3,734
Vicat SA	12/06/17	EUR	124,100	77.18	9,579	8,031
						46,064
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	74	EUR	4,077	08/18	85
DAX Index Futures	13	EUR	4,165	09/18	135
EURO STOXX 50 Index Futures	1,415	EUR	49,879	09/18	1,498
FTSE 100 Index Futures	56	GBP	4,314	09/18	75
Hang Seng Index Futures	9	HKD	12,794	08/18	(26)
S&P Energy Select Sector Index Futures	496	USD	38,490	09/18	128
S&P/TSX 60 Index Futures	145	CAD	28,374	09/18	489
SPI 200 Index Futures	21	AUD	3,264	09/18	1
TOPIX Index Futures	1,294	JPY	22,619,119	09/18	(2,081)
Short Positions
FTSE 100 Index Futures	422	GBP	32,507	09/18	(349)
Hang Seng Index Futures	182	HKD	258,713	08/18	521
MSCI Emerging Markets Mini Index Futures	1,816	USD	99,544	09/18	3,121
NASDAQ 100 E-Mini Index Futures	256	USD	37,093	09/18	(301)
S&P 500 E-Mini Index Futures	657	USD	92,542	09/18	(1,496)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,800

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	19,800	USD	14,537	09/19/18	(176)
Bank of America	CAD	27,800	USD	20,852	09/19/18	(536)
Bank of America	EUR	90,000	USD	104,660	09/19/18	(954)
Bank of America	GBP	25,400	USD	33,437	09/19/18	32
Bank of America	HKD	76,000	USD	9,696	09/19/18	3
Bank of America	JPY	5,800,000	USD	52,889	09/19/18	852
Bank of Montreal	USD	1,495	AUD	1,962	09/19/18	(37)

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 55

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	9,219	AUD	12,100	09/19/18	(228)
Bank of Montreal	USD	2,172	CAD	2,816	09/19/18	(6)
Bank of Montreal	USD	3,549	CAD	4,600	09/19/18	(10)
Bank of Montreal	USD	15,445	CAD	20,020	09/19/18	(43)
Bank of Montreal	USD	9,226	EUR	7,761	09/19/18	(118)
Bank of Montreal	USD	11,651	EUR	9,802	09/19/18	(149)
Bank of Montreal	USD	3,532	GBP	2,627	09/19/18	(76)
Bank of Montreal	USD	9,673	GBP	7,196	09/19/18	(210)
Bank of Montreal	USD	5,646	HKD	44,240	09/19/18	(4)
Bank of Montreal	USD	5,827	JPY	636,481	09/19/18	(117)
Bank of Montreal	USD	34,178	JPY	3,733,139	09/19/18	(685)
Bank of Montreal	CHF	12,574	USD	12,871	09/19/18	122
Bank of Montreal	GBP	5,867	USD	7,887	09/19/18	171
Bank of Montreal	HKD	35,597	USD	4,543	09/19/18	3
Bank of Montreal	NOK	31,500	USD	3,935	09/19/18	66
Brown Brothers Harriman	USD	148	AUD	200	09/19/18	1
Brown Brothers Harriman	USD	259	AUD	350	09/19/18	1
Brown Brothers Harriman	USD	228	CAD	300	09/19/18	3
Brown Brothers Harriman	USD	307	CAD	400	09/19/18	1
Brown Brothers Harriman	USD	1,174	EUR	1,000	09/19/18	(1)
Brown Brothers Harriman	USD	1,762	EUR	1,500	09/19/18	(2)
Brown Brothers Harriman	USD	263	GBP	200	09/19/18	—
Brown Brothers Harriman	USD	400	GBP	300	09/19/18	(5)
Brown Brothers Harriman	USD	658	GBP	500	09/19/18	—
Brown Brothers Harriman	USD	128	HKD	1,000	09/19/18	—
Brown Brothers Harriman	USD	166	HKD	1,300	09/19/18	—
Brown Brothers Harriman	USD	721	JPY	80,000	09/19/18	(3)
Brown Brothers Harriman	USD	903	JPY	100,000	09/19/18	(6)
Brown Brothers Harriman	USD	37	NOK	300	09/19/18	—
Brown Brothers Harriman	USD	92	SEK	800	09/19/18	—
Brown Brothers Harriman	AUD	50	USD	37	09/19/18	—
Brown Brothers Harriman	AUD	150	USD	111	09/19/18	—
Brown Brothers Harriman	AUD	200	USD	147	09/19/18	(2)
Brown Brothers Harriman	AUD	300	USD	222	09/19/18	(1)
Brown Brothers Harriman	AUD	400	USD	295	09/19/18	(2)
Brown Brothers Harriman	AUD	400	USD	296	09/19/18	(2)
Brown Brothers Harriman	AUD	700	USD	517	09/19/18	(3)
Brown Brothers Harriman	CAD	150	USD	115	09/19/18	—
Brown Brothers Harriman	CAD	300	USD	229	09/19/18	(2)
Brown Brothers Harriman	CAD	300	USD	228	09/19/18	(3)
Brown Brothers Harriman	CAD	400	USD	304	09/19/18	(4)
Brown Brothers Harriman	CAD	400	USD	304	09/19/18	(3)
Brown Brothers Harriman	CAD	500	USD	381	09/19/18	(3)
Brown Brothers Harriman	CAD	500	USD	383	09/19/18	(2)
Brown Brothers Harriman	CAD	1,000	USD	762	09/19/18	(9)
Brown Brothers Harriman	EUR	1,000	USD	1,170	09/19/18	(3)
Brown Brothers Harriman	EUR	1,000	USD	1,189	09/19/18	15
Brown Brothers Harriman	EUR	1,200	USD	1,407	09/19/18	(1)
Brown Brothers Harriman	EUR	1,200	USD	1,403	09/19/18	(6)
Brown Brothers Harriman	EUR	1,500	USD	1,755	09/19/18	(5)
Brown Brothers Harriman	EUR	2,000	USD	2,345	09/19/18	(2)
Brown Brothers Harriman	EUR	2,500	USD	2,929	09/19/18	(5)
Brown Brothers Harriman	GBP	300	USD	394	09/19/18	—
Brown Brothers Harriman	GBP	300	USD	394	09/19/18	—
Brown Brothers Harriman	GBP	400	USD	530	09/19/18	4
Brown Brothers Harriman	GBP	500	USD	663	09/19/18	6
Brown Brothers Harriman	GBP	500	USD	659	09/19/18	2
Brown Brothers Harriman	GBP	800	USD	1,059	09/19/18	7

See accompanying notes which are an integral part of this quarterly report.

56 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	HKD	700	USD	89	09/19/18	—
Brown Brothers Harriman	HKD	750	USD	96	09/19/18	—
Brown Brothers Harriman	HKD	1,000	USD	128	09/19/18	—
Brown Brothers Harriman	HKD	1,500	USD	191	09/19/18	—
Brown Brothers Harriman	HKD	2,000	USD	255	09/19/18	—
Brown Brothers Harriman	HKD	2,000	USD	255	09/19/18	—
Brown Brothers Harriman	JPY	40,000	USD	362	09/19/18	3
Brown Brothers Harriman	JPY	50,000	USD	453	09/19/18	5
Brown Brothers Harriman	JPY	70,000	USD	625	09/19/18	(3)
Brown Brothers Harriman	JPY	100,000	USD	902	09/19/18	5
Brown Brothers Harriman	JPY	120,000	USD	1,102	09/19/18	24
Brown Brothers Harriman	JPY	120,000	USD	1,092	09/19/18	14
Brown Brothers Harriman	JPY	200,000	USD	1,818	09/19/18	22
Brown Brothers Harriman	SEK	7,175	USD	819	08/01/18	3
Brown Brothers Harriman	SEK	7,053	USD	802	08/02/18	—
Citibank	USD	858	AUD	1,150	09/19/18	(4)
Citibank	USD	1,145	CAD	1,500	09/19/18	9
Citibank	USD	5,608	EUR	4,750	09/19/18	(34)
Citibank	USD	1,927	GBP	1,450	09/19/18	(20)
Citibank	USD	555	HKD	4,350	09/19/18	—
Citibank	USD	2,810	JPY	310,000	09/19/18	(29)
Commonwealth Bank of Australia	USD	1,495	AUD	1,962	09/19/18	(37)
Commonwealth Bank of Australia	USD	9,219	AUD	12,100	09/19/18	(228)
Commonwealth Bank of Australia	USD	2,172	CAD	2,816	09/19/18	(6)
Commonwealth Bank of Australia	USD	3,549	CAD	4,600	09/19/18	(10)
Commonwealth Bank of Australia	USD	15,445	CAD	20,020	09/19/18	(42)
Commonwealth Bank of Australia	USD	9,217	EUR	7,761	09/19/18	(110)
Commonwealth Bank of Australia	USD	11,641	EUR	9,802	09/19/18	(139)
Commonwealth Bank of Australia	USD	3,532	GBP	2,627	09/19/18	(77)
Commonwealth Bank of Australia	USD	9,674	GBP	7,196	09/19/18	(210)
Commonwealth Bank of Australia	USD	5,647	HKD	44,240	09/19/18	(4)
Commonwealth Bank of Australia	USD	5,831	JPY	636,481	09/19/18	(121)
Commonwealth Bank of Australia	USD	34,201	JPY	3,733,139	09/19/18	(706)
Commonwealth Bank of Australia	CHF	12,574	USD	12,878	09/19/18	128
Commonwealth Bank of Australia	GBP	5,867	USD	7,888	09/19/18	172
Commonwealth Bank of Australia	HKD	35,597	USD	4,544	09/19/18	4
Commonwealth Bank of Australia	NOK	31,500	USD	3,939	09/19/18	70
Royal Bank of Canada	USD	1,494	AUD	1,962	09/19/18	(35)
Royal Bank of Canada	USD	9,210	AUD	12,100	09/19/18	(219)
Royal Bank of Canada	USD	2,173	CAD	2,816	09/19/18	(7)
Royal Bank of Canada	USD	3,551	CAD	4,600	09/19/18	(11)
Royal Bank of Canada	USD	15,452	CAD	20,020	09/19/18	(50)
Royal Bank of Canada	USD	9,214	EUR	7,761	09/19/18	(107)
Royal Bank of Canada	USD	11,637	EUR	9,802	09/19/18	(135)
Royal Bank of Canada	USD	3,528	GBP	2,627	09/19/18	(73)
Royal Bank of Canada	USD	9,663	GBP	7,196	09/19/18	(199)
Royal Bank of Canada	USD	5,647	HKD	44,240	09/19/18	(5)
Royal Bank of Canada	USD	5,821	JPY	636,481	09/19/18	(110)
Royal Bank of Canada	USD	34,141	JPY	3,733,139	09/19/18	(648)
Royal Bank of Canada	CAD	1,000	USD	761	09/19/18	(8)
Royal Bank of Canada	CHF	12,574	USD	12,866	09/19/18	117
Royal Bank of Canada	GBP	5,867	USD	7,879	09/19/18	163
Royal Bank of Canada	HKD	35,597	USD	4,544	09/19/18	4
Royal Bank of Canada	NOK	31,500	USD	3,930	09/19/18	61
State Street	USD	223	AUD	300	09/19/18	—
State Street	USD	744	AUD	1,000	09/19/18	—
State Street	USD	1,029	AUD	1,400	09/19/18	11
State Street	USD	1,478	AUD	2,000	09/19/18	8

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 57

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1,625	AUD	2,200	09/19/18	10
State Street	USD	3,693	AUD	5,000	09/19/18	22
State Street	USD	3,718	AUD	5,000	09/19/18	(2)
State Street	USD	230	CAD	299	08/01/18	—
State Street	USD	226	CAD	300	09/19/18	5
State Street	USD	305	CAD	400	09/19/18	3
State Street	USD	376	CAD	500	09/19/18	9
State Street	USD	1,510	CAD	2,000	09/19/18	29
State Street	USD	1,880	CAD	2,500	09/19/18	43
State Street	USD	2,258	CAD	3,000	09/19/18	50
State Street	USD	2,259	CAD	3,000	09/19/18	49
State Street	USD	5,265	CAD	7,000	09/19/18	121
State Street	USD	5,271	CAD	7,000	09/19/18	115
State Street	USD	86	CHF	85	08/02/18	—
State Street	USD	508	CHF	500	09/19/18	(1)
State Street	USD	66	DKK	418	08/01/18	—
State Street	USD	71	DKK	450	09/19/18	—
State Street	USD	1,407	EUR	1,200	09/19/18	2
State Street	USD	1,765	EUR	1,500	09/19/18	(5)
State Street	USD	2,571	EUR	2,200	09/19/18	10
State Street	USD	6,979	EUR	6,000	09/19/18	62
State Street	USD	11,718	EUR	10,000	09/19/18	17
State Street	USD	25,714	EUR	22,000	09/19/18	102
State Street	USD	29,304	EUR	25,000	09/19/18	33
State Street	USD	663	GBP	500	09/19/18	(5)
State Street	USD	664	GBP	500	09/19/18	(6)
State Street	USD	666	GBP	500	09/19/18	(8)
State Street	USD	1,596	GBP	1,200	09/19/18	(17)
State Street	USD	2,362	GBP	1,800	09/19/18	5
State Street	USD	2,654	GBP	2,000	09/19/18	(24)
State Street	USD	8,643	GBP	6,500	09/19/18	(94)
State Street	USD	9,320	GBP	7,000	09/19/18	(113)
State Street	USD	127	HKD	1,000	09/19/18	—
State Street	USD	510	HKD	4,000	09/19/18	—
State Street	USD	638	HKD	5,000	09/19/18	—
State Street	USD	766	HKD	6,000	09/19/18	—
State Street	USD	1,021	HKD	8,000	09/19/18	—
State Street	USD	2,424	HKD	19,000	09/19/18	—
State Street	USD	2,552	HKD	20,000	09/19/18	(1)
State Street	USD	4,754	HKD	37,244	09/19/18	(4)
State Street	USD	716	JPY	80,000	09/19/18	2
State Street	USD	4,094	JPY	450,000	09/19/18	(57)
State Street	USD	4,565	JPY	500,000	09/19/18	(79)
State Street	USD	4,576	JPY	500,000	09/19/18	(90)
State Street	USD	5,488	JPY	600,000	09/19/18	(105)
State Street	USD	13,721	JPY	1,500,000	09/19/18	(263)
State Street	USD	13,727	JPY	1,500,000	09/19/18	(268)
State Street	USD	878	KRW	979,829	08/01/18	(2)
State Street	USD	249	NOK	2,000	09/19/18	(3)
State Street	USD	180	SEK	1,579	08/01/18	(1)
State Street	USD	103	SEK	900	09/19/18	(1)
State Street	AUD	500	USD	371	09/19/18	(1)
State Street	AUD	600	USD	443	09/19/18	(3)
State Street	CAD	800	USD	609	09/19/18	(7)
State Street	CAD	1,000	USD	762	09/19/18	(7)
State Street	CHF	1,000	USD	1,018	09/19/18	4
State Street	CHF	1,800	USD	1,829	09/19/18	4
State Street	DKK	1,000	USD	157	09/19/18	—

See accompanying notes which are an integral part of this quarterly report.

58 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	DKK	7,000	USD	1,098	09/19/18	(4)
State Street	DKK	76,300	USD	12,168	09/19/18	150
State Street	EUR	600	USD	706	09/19/18	2
State Street	EUR	800	USD	940	09/19/18	1
State Street	EUR	2,500	USD	2,933	09/19/18	—
State Street	GBP	250	USD	331	09/19/18	2
State Street	GBP	300	USD	398	09/19/18	3
State Street	GBP	600	USD	799	09/19/18	10
State Street	GBP	700	USD	929	09/19/18	8
State Street	GBP	1,000	USD	1,330	09/19/18	14
State Street	HKD	800	USD	102	09/19/18	—
State Street	HKD	2,000	USD	255	09/19/18	—
State Street	HKD	2,000	USD	255	09/19/18	—
State Street	HKD	8,000	USD	1,021	09/19/18	—
State Street	HKD	20,000	USD	2,551	09/19/18	—
State Street	JPY	39,065	USD	350	08/02/18	1
State Street	JPY	50,000	USD	452	09/19/18	3
State Street	JPY	150,000	USD	1,341	09/19/18	(5)
State Street	NOK	3,000	USD	372	09/19/18	3
State Street	NOK	7,000	USD	865	09/19/18	5
State Street	SEK	1,500	USD	170	09/19/18	(1)
State Street	SEK	3,000	USD	340	09/19/18	(3)
State Street	SEK	74,000	USD	8,606	09/19/18	160
UBS	USD	1,494	AUD	1,962	09/19/18	(36)
UBS	USD	9,211	AUD	12,100	09/19/18	(219)
UBS	USD	2,173	CAD	2,816	09/19/18	(7)
UBS	USD	3,550	CAD	4,600	09/19/18	(11)
UBS	USD	15,452	CAD	20,020	09/19/18	(49)
UBS	USD	9,215	EUR	7,761	09/19/18	(108)
UBS	USD	11,638	EUR	9,802	09/19/18	(136)
UBS	USD	3,528	GBP	2,627	09/19/18	(73)
UBS	USD	9,663	GBP	7,196	09/19/18	(200)
UBS	USD	5,647	HKD	44,240	09/19/18	(5)
UBS	USD	5,821	JPY	636,481	09/19/18	(111)
UBS	USD	34,144	JPY	3,733,139	09/19/18	(650)
UBS	CHF	12,574	USD	12,864	09/19/18	115
UBS	GBP	5,867	USD	7,879	09/19/18	163
UBS	HKD	35,597	USD	4,544	09/19/18	4
UBS	NOK	31,500	USD	3,931	09/19/18	62
Westpac	USD	1,494	AUD	1,962	09/19/18	(36)
Westpac	USD	9,211	AUD	12,100	09/19/18	(220)
Westpac	USD	2,174	CAD	2,816	09/19/18	(7)
Westpac	USD	3,551	CAD	4,600	09/19/18	(12)
Westpac	USD	15,455	CAD	20,020	09/19/18	(53)
Westpac	USD	9,217	EUR	7,761	09/19/18	(110)
Westpac	USD	11,641	EUR	9,802	09/19/18	(139)
Westpac	USD	3,530	GBP	2,627	09/19/18	(75)
Westpac	USD	9,668	GBP	7,196	09/19/18	(204)
Westpac	USD	5,647	HKD	44,240	09/19/18	(5)
Westpac	USD	5,823	JPY	636,481	09/19/18	(113)
Westpac	USD	34,154	JPY	3,733,139	09/19/18	(659)
Westpac	CHF	12,574	USD	12,870	09/19/18	120
Westpac	GBP	5,867	USD	7,882	09/19/18	166
Westpac	HKD	35,597	USD	4,544	09/19/18	4
Westpac	NOK	31,500	USD	3,931	09/19/18	62
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(7,362)

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 59

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$94,849	$—	$—	$94,849
Austria	—	17,706	—	—	17,706
Belgium	—	41,677	—	—	41,677
Bermuda	—	342	—	—	342
Canada	135,296	—	—	—	135,296
Cayman Islands	—	3,190	—	—	3,190
China	21,167	64,734	—	—	85,901
Denmark	—	54,164	1,672	—	55,836
Finland	—	20,870	—	—	20,870
France	1,817	287,383	—	—	289,200
Germany	15,367	163,252	—	—	178,619
Hong Kong	4,189	89,593	—	—	93,782
India	30,880	1,970	—	—	32,850
Indonesia	—	6,664	—	—	6,664
Ireland	13,274	11,212	—	—	24,486
Israel	3,118	25,617	—	—	28,735
Italy	—	73,260	—	—	73,260
Japan	—	504,966	—	—	504,966
Jersey	—	5,083	—	—	5,083
Luxembourg	8,290	4,265	—	—	12,555
Malaysia	—	913	—	—	913
Mexico	7,974	—	—	—	7,974
Netherlands	8,029	126,494	—	—	134,523
Norway	—	33,557	—	—	33,557
Portugal	—	8,866	—	—	8,866
Russia	—	2,094	—	—	2,094
Singapore	—	41,596	—	—	41,596
South Africa	1,609	1,007	—	—	2,616
South Korea	—	55,906	—	—	55,906
Spain	—	49,671	—	—	49,671
Sweden	2,060	47,360	—	—	49,420
Switzerland	2,942	240,193	—	—	243,135
Taiwan	—	13,715	—	—	13,715
Thailand	—	2,523	—	—	2,523
Turkey	—	697	—	—	697
United Kingdom	12,668	417,624	—	—	430,292
United States	93,971	11,555	—	—	105,526
Preferred Stocks	2,356	27,202	—	—	29,558
Short-Term Investments	—	33,107	—	66,248	99,355
Other Securities	—	—	—	40,064	40,064
Total Investments	365,007	2,584,877	1,672	106,312	3,057,868

See accompanying notes which are an integral part of this quarterly report.

60 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Other Financial Instruments
Assets
Futures Contracts	6,053	—	—	—	6,053
Foreign Currency Exchange Contracts	4	3,863	—	—	3,867
Liabilities
Futures Contracts	(4,253)	—	—	—	(4,253)
Foreign Currency Exchange Contracts	(4)	(11,225)	—	—	(11,229)
Total Other Financial Instruments*	$1,800	$(7,362)	$—	$—	$(5,562)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	430,740
Consumer Staples	218,095
Energy	160,721
Financial Services	745,208
Health Care	267,146
Materials and Processing	252,024
Producer Durables	326,249
Technology	350,982
Utilities	167,284
Short-Term Investments	99,355
Other Securities	40,064
Total Investments	3,057,868

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 61

Russell Investment Company
Global Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.3%			Ping An Insurance Group Co. of China,
Australia - 1.1%			Ltd. Class H	768,569	7,127
Australia & New Zealand Banking			Tencent Holdings, Ltd.	339,397	15,430
Group, Ltd. - ADR	34,861	760	Weibo Corp. - ADR(Æ)(Ñ)	5,878	486
Caltex Australia, Ltd.	17,066	413			52,851
Commonwealth Bank of Australia - ADR	33,818	1,882
Macquarie Group, Ltd.	86,098	7,839	Colombia - 0.3%
National Australia Bank, Ltd. - ADR	23,157	487	Bancolombia SA(Å)	564,500	6,535
Treasury Wine Estates, Ltd.	170,882	2,335
Wesfarmers, Ltd. (Æ)	37,944	1,396	Denmark - 0.2%
Westpac Banking Corp.	30,831	673	Danske Bank A/S	29,969	871
Woolworths Group, Ltd.	63,351	1,415	DSV A/S	34,296	2,876
WorleyParsons, Ltd.	274,280	3,740			3,747
		20,940
			Finland - 0.3%
Austria - 0.4%			Kone OYJ Class B	116,646	6,379
Andritz AG	114,600	6,500
OMV AB	7,010	396	France - 3.6%
		6,896	Air Liquide SA Class A	69,293	8,867
			AXA SA	39,158	989
Belgium - 0.5%			BNP Paribas SA	16,625	1,082
Anheuser-Busch InBev SA	9,359	951	Cie de Saint-Gobain	20,106	895
Groupe Bruxelles Lambert SA	11,947	1,269	Cie Generale des Etablissements
KBC Groep NV	12,837	986	Michelin SCA Class B	47,000	6,048
Solvay SA	43,895	6,022	Danone SA	16,100	1,265
		9,228	Imerys SA	73,389	5,695
			Ipsos SA	69,476	2,325
Bermuda - 0.1%			L'Oreal SA	32,473	7,951
XL Group, Ltd.	18,968	1,067	LVMH Moet Hennessy Louis Vuitton
			SE - ADR	8,115	2,834
Brazil - 0.1%			Pernod Ricard SA	6,231	1,005
Localiza Rent a Car SA(Æ)	355,459	2,249	Publicis Groupe SA - ADR	166,896	10,669
			Safran SA	24,448	3,030
Canada - 2.0%			Sanofi - ADR	22,488	1,954
Bank of Montreal	8,242	653	Schneider Electric SE	14,958	1,203
Bank of Nova Scotia (The)	13,192	782	Total SA	29,802	1,945
BCE, Inc.	18,597	790	Vinci SA	99,091	9,960
Canadian Imperial Bank of Commerce	17,706	1,616			67,717
Intact Financial Corp.	4,629	353
Magna International, Inc. Class A	103,625	6,312	Germany - 3.7%
Methanex Corp.	85,200	5,885	Allianz SE	7,752	1,714
Royal Bank of Canada - GDR	33,254	2,596	BASF SE	77,103	7,406
Shopify, Inc. Class A(Æ)(Ñ)	22,546	3,116	Bayer AG	12,095	1,347
Sun Life Financial, Inc.	33,887	1,386	Bayerische Motoren Werke AG	7,513	727
Suncor Energy, Inc.	268,712	11,316	Brenntag AG	35,016	2,099
Toronto Dominion Bank	45,911	2,724	Daimler AG	13,371	925
		37,529	Deutsche Boerse AG	56,581	7,454
			Deutsche Telekom AG	366,454	6,062
China - 2.8%			Freenet AG	195,300	5,594
Agricultural Bank of China, Ltd. Class H	2,825,000	1,367	Hannover Rueck SE	56,936	7,589
Alibaba Group Holding, Ltd. - ADR(Æ)	61,636	11,540	Lanxess AG	77,592	6,377
Anhui Conch Cement Co. , Ltd. Class H	465,575	2,979	Linde AG	27,000	6,665
BeiGene, Ltd. - ADR(Æ)	4,159	789	Muenchener Rueckversicherungs-
China Construction Bank Corp. Class H	7,188,000	6,509	Gesellschaft AG in Muenchen	39,996	8,875
China Hongxing Sports, Ltd. (Å)(Æ)(Š)	6,320,000	—	SAP SE - ADR	52,575	6,113
China Overseas Land & Investment, Ltd.	788,400	2,475	Siemens AG	8,348	1,179
China Resources Power Holdings Co. ,					70,126
Ltd.	1,124,500	2,169
Industrial & Commercial Bank of China,			Hong Kong - 0.4%
Ltd. Class H	2,676,000	1,980	Cathay Pacific Airways, Ltd.	854,300	1,323
			CLP Holdings, Ltd.	86,035	984

See accompanying notes which are an integral part of this quarterly report.

62 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hang Seng Bank, Ltd.	27,200	740	Nexon Co. , Ltd. (Æ)	563,780	8,115
Link Real Estate Investment Trust(ö)	96,798	959	Nippon Building Fund, Inc. (ö)	232	1,293
Melco Crown Entertainment, Ltd. - ADR	105,571	2,730	Nippon Telegraph & Telephone Corp.	30,934	1,432
		6,736	Nissan Motor Co. , Ltd.	62,100	587
			NTT DOCOMO, Inc.	95,800	2,465
India - 0.9%			ORIX Corp.	117,300	1,905
HDFC Bank, Ltd. - ADR	99,189	10,250	Osaka Gas Co. , Ltd.	59,000	1,134
Infosys, Ltd. - ADR	316,400	6,385	Sekisui House, Ltd.	69,400	1,183
		16,635	Seven & i Holdings Co. , Ltd.	34,200	1,396
			Sumitomo Metal Mining Co. , Ltd.	75,500	2,717
Indonesia - 0.1%			Sumitomo Mitsui Financial Group, Inc.	298,500	11,845
Bank Central Asia Tbk PT	1,815,327	2,930	Takeda Pharmaceutical Co. , Ltd.	31,700	1,329
Ireland - 1.4%			Toyota Motor Corp.	31,300	2,051
Accenture PLC Class A	18,096	2,883	Yamaguchi Financial Group, Inc.	90,000	1,020
Greencore Group PLC Class A	2,502,699	5,830			93,409
Medtronic PLC	208,676	18,829	Luxembourg - 0.4%
		27,542	Spotify Technology SA(Æ)	43,840	8,015
Israel - 0.6%			Netherlands - 1.6%
Teva Pharmaceutical Industries, Ltd.			ASML Holding NV	11,433	2,439
- ADR	256,100	6,131	Ferrari NV	30,398	4,030
Wix. com, Ltd. (Æ)	47,679	4,530	HAL Trust	3,009	547
		10,661	Heineken NV(Ñ)	141,961	14,361
Italy - 0.4%			ING Groep NV	51,573	788
Enel SpA	711,228	3,959	Koninklijke Ahold Delhaize NV	80,546	2,047
ENI SpA - ADR	46,569	898	Koninklijke Vopak NV	8,638	407
Saipem SpA(Æ)	143,320	748	Royal Dutch Shell PLC Class A	55,115	1,887
Snam Rete Gas SpA	155,207	666	SBM Offshore NV	54,736	847
Trevi Finanziaria Industriale SpA(Æ)(Ñ)	1,489,405	598	Yandex NV Class A(Æ)	82,364	2,962
		6,869			30,315
Japan - 4.9%			Norway - 1.1%
Aisin Seiki Co. , Ltd.	27,700	1,291	DNB ASA	382,246	7,729
Aozora Bank, Ltd.	35,500	1,327	SpareBank 1 SR-Bank ASA(Å)	452,852	5,030
Astellas Pharma, Inc.	86,700	1,412	Statoil ASA Class N	33,882	898
Bridgestone Corp.	53,000	2,089	Yara International ASA	149,400	6,583
Canon, Inc.	71,000	2,301			20,240

Central Japan Railway Co.	6,800	1,416	Portugal - 0.0%
Chubu Electric Power Co. , Inc.	70,600	1,087	Galp Energia SGPS SA Class B	41,880	861
Chugoku Electric Power Co. , Inc. (The)	88,900	1,169
Daito Trust Construction Co. , Ltd.	12,300	2,056	Puerto Rico - 0.4%
East Japan Railway Co.	14,100	1,319	Popular, Inc.	145,800	7,236
Honda Motor Co. , Ltd.	118,877	3,580
Idemitsu Kosan Co. , Ltd.	35,200	1,586	Singapore - 0.8%
ITOCHU Corp.	75,200	1,335	DBS Group Holdings, Ltd.	119,300	2,343
Japan Post Bank Co. , Ltd.	83,000	996	Singapore Telecommunications, Ltd.	375,800	887
Japan Post Holdings Co. , Ltd.	21,700	239	United Overseas Bank, Ltd.	605,364	12,024
Japan Real Estate Investment Corp. (ö)	253	1,324			15,254
Japan Tobacco, Inc.	71,300	2,029
JX Holdings, Inc.	154,250	1,134	South Korea - 4.0%
Kansai Electric Power Co. , Inc. (The)	460,200	6,542	Hugel, Inc. (Æ)	6,438	2,746
KDDI Corp.	345,000	9,620	Hyundai Mobis Co. , Ltd.	24,980	5,097
Marubeni Corp.	166,900	1,273	Hyundai Motor Co.	26,537	3,075
Minebea Co. , Ltd.	174,900	3,135	Kia Motors Corp.	165,800	4,706
Mitsubishi Corp.	50,000	1,397	KT&G Corp.	54,700	5,405
Mitsubishi Electric Corp.	97,900	1,330	LG Uplus Corp.	406,800	5,603
Mitsubishi UFJ Financial Group, Inc.	225,500	1,387	Samsung Electronics Co. , Ltd.	843,896	35,010
Mitsui & Co. , Ltd.	72,600	1,217	Shinhan Financial Group Co. , Ltd.	170,779	6,672
Mizuho Financial Group, Inc.	773,100	1,346

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 63

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SK Hynix, Inc.	89,634	6,914	Direct Line Insurance Group PLC	105,333	475
		75,228	GlaxoSmithKline PLC - ADR	73,444	1,524
			HSBC Holdings PLC	176,383	1,689
Spain - 0.4%			Inchcape PLC	349,640	3,235
Banco de Sabadell SA - ADR	2,876,600	4,793	John Wood Group PLC	102,767	876
Banco Santander SA - ADR	144,224	807	Kingfisher PLC	223,931	871
Enagas SA	23,710	663	Legal & General Group PLC	294,334	1,014
Iberdrola SA	174,189	1,354	Lloyds Banking Group PLC	1,431,225	1,171
Repsol SA - ADR	40,170	797	Marks & Spencer Group PLC	983,500	3,973
		8,414	National Grid PLC	81,310	868
			Next PLC	78,800	6,136
Sweden - 0.8%			Persimmon PLC Class A	32,772	1,067
Duni AB(Å)	201,157	2,585	Petrofac, Ltd.	105,767	850
Loomis AB Class B	110,360	3,459	Reckitt Benckiser Group PLC	15,447	1,377
Nordea Bank AB	58,608	623	Royal Dutch Shell PLC Class B	27,303	956
Skandinaviska Enskilda Banken AB			St. James's Place PLC	123,366	1,950
Class A	89,938	962	Standard Chartered PLC	661,389	5,964
Svenska Handelsbanken AB Class A	443,187	5,473	Subsea 7 SA	44,867	651
Swedbank AB Class A	60,791	1,439	Taylor Wimpey PLC	2,770,137	6,356
		14,541	TechnipFMC PLC	35,020	1,133
Switzerland - 4.0%			Vodafone Group PLC	320,794	783
ABB, Ltd.	85,804	1,971			106,381
Adecco SA	17,695	1,089	United States - 51.4%
Chubb, Ltd.	60,208	8,412	3M Co.	10,848	2,303
Cie Financiere Richemont SA	107,370	9,433	Abbott Laboratories	102,645	6,727
Nestle SA	182,595	14,880	Adobe Systems, Inc. (Æ)	49,141	12,024
Novartis AG	111,071	9,323	ADT, Inc. (Ñ)	53,530	482
Roche Holding AG	57,725	14,167	Aflac, Inc.	45,892	2,136
SGS SA	1,106	2,888	Air Products & Chemicals, Inc.	10,886	1,787
Sika AG	42,533	6,060	Align Technology, Inc. (Æ)	5,048	1,800
STMicroelectronics NV	94,690	2,058	Allergan PLC	35,384	6,514
Swiss Re AG	4,222	387	ALLETE, Inc.	84,500	6,551
Swisscom AG	2,480	1,165	Alliant Energy Corp.	22,751	978
TE Connectivity, Ltd.	10,143	949	Allstate Corp. (The)	9,520	906
Transocean, Ltd. (Æ)(Ñ)	70,812	911	Alphabet, Inc. Class C(Æ)	35,908	43,710
UBS Group AG(Æ)	65,289	1,075	Altria Group, Inc.	11,943	701
Zurich Insurance Group AG	2,817	866	Amazon. com, Inc. (Æ)	10,685	18,992
		75,634	Amdocs, Ltd.	9,260	626

Taiwan - 1.2%			American Electric Power Co. , Inc.	11,347	807
Taiwan Semiconductor Manufacturing			American Express Co.	58,715	5,843
Co. , Ltd. - ADR	549,511	22,645	American Financial Group, Inc.	4,569	515
			American International Group, Inc.	5,913	326
Thailand - 0.6%			Ameris Bancorp	120,120	5,598
Kasikornbank PCL	808,600	5,281	Amgen, Inc.	2,965	583
Siam Commercial Bank PCL (The)	1,629,700	6,793	Andeavor(Æ)	9,147	1,373
		12,074	Annaly Capital Management, Inc. (ö)	52,632	564
			Antero Resources Corp. (Æ)	20,561	422
United Kingdom - 5.6%			Anthem, Inc. (Æ)	70,091	17,733
AstraZeneca PLC - ADR	97,848	3,829	Apple, Inc.	142,722	27,160
AstraZeneca PLC	19,060	1,467	Aqua America, Inc.	31,914	1,179
Babcock International Group PLC	652,300	6,116	Archer-Daniels-Midland Co.	23,396	1,129
Barclays PLC	4,232,787	10,763	Arthur J Gallagher & Co.	7,290	520
BBA Aviation PLC	1,064,673	4,886	AT&T, Inc.	50,127	1,603
Bellway PLC	151,454	5,794	Automatic Data Processing, Inc.	20,476	2,764
BHP Billiton PLC - ADR(Ñ)	136,700	6,324	AvalonBay Communities, Inc. (ö)	7,416	1,312
BP PLC	2,006,464	15,075	Avnet, Inc.	140,300	6,152
British American Tobacco PLC	32,709	1,802	Bank of America Corp.	690,442	21,321
Cineworld Group PLC	1,725,300	6,132	Bank of New York Mellon Corp. (The)	19,782	1,058
Diageo PLC	34,681	1,274	Baxter International, Inc.	69,216	5,015

See accompanying notes which are an integral part of this quarterly report.

64 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BB&T Corp.	13,978	710	Genuine Parts Co. (Ñ)	13,347	1,299
Becton Dickinson and Co.	41,603	10,416	Gilead Sciences, Inc.	136,589	10,631
Berkshire Hathaway, Inc. Class B(Æ)	14,783	2,925	Goldman Sachs Group, Inc. (The)	6,101	1,449
BlackRock Health Sciences Trust	608,345	3,293	Guidewire Software, Inc. (Æ)	62,099	5,353
BlackRock, Inc. Class A	4,173	2,098	Haemonetics Corp. (Æ)	7,040	687
Boeing Co. (The)	9,144	3,258	Halliburton Co.	262,548	11,137
Bristol-Myers Squibb Co.	33,789	1,985	Helmerich & Payne, Inc.	15,111	927
Brookline Bancorp, Inc.	128,576	2,340	Hess Corp. (Ñ)	17,846	1,171
CA, Inc.	36,947	1,633	Hewlett Packard Enterprise Co.	191,800	2,961
Cabot Oil & Gas Corp.	384,000	9,024	HollyFrontier Corp.	16,741	1,249
Campbell Soup Co. (Ñ)	15,425	631	Home Depot, Inc. (The)	15,099	2,982
Capital One Financial Corp.	82,037	7,738	Honeywell International, Inc.	8,066	1,288
Carter's, Inc.	59,800	6,269	Hubbell, Inc. Class B(Ñ)	6,495	801
CH Robinson Worldwide, Inc.	14,266	1,316	Huntington Bancshares, Inc.	67,853	1,048
Chevron Corp.	22,191	2,802	Insulet Corp. (Æ)	22,538	1,874
Cigna Corp.	52,782	9,470	Intel Corp.	284,922	13,705
Cincinnati Financial Corp.	9,626	728	Intercontinental Exchange, Inc.	112,385	8,306
Cisco Systems, Inc.	31,212	1,320	International Bancshares Corp.	147,418	6,553
Citigroup, Inc.	171,839	12,354	International Business Machines Corp.	3,050	442
Clorox Co. (The)	9,016	1,219	Intuitive Surgical, Inc. (Æ)	8,116	4,124
CME Group, Inc. Class A	59,713	9,502	IPG Photonics Corp. (Æ)	7,579	1,243
CNX Resources Corp. (Æ)	44,427	723	JM Smucker Co. (The)(Ñ)	59,500	6,612
Coca-Cola Co. (The)	258,757	12,066	Johnson & Johnson	126,132	16,715
Colgate-Palmolive Co.	23,058	1,545	Johnson Controls International PLC(Æ)
Comcast Corp. Class A	25,484	912	(Ñ)	21,005	788
ConAgra Foods, Inc.	30,801	1,131	JPMorgan Chase & Co.	212,759	24,456
CoStar Group, Inc. (Æ)	15,896	6,610	Kellogg Co.	17,539	1,246
CSX Corp.	74,880	5,293	Keurig Dr Pepper, Inc.	14,208	341
Cummins, Inc.	10,932	1,561	KeyCorp	19,264	402
CVS Health Corp.	13,690	888	Kimberly-Clark Corp.	13,470	1,534
Danaher Corp.	9,794	1,005	Kinder Morgan, Inc.	45,287	805
Darden Restaurants, Inc.	10,604	1,134	Kraft Heinz Co. (The)	9,996	602
Delta Air Lines, Inc.	18,968	1,032	Kroger Co. (The)	205,800	5,968
Dime Community Bancshares, Inc.	146,461	2,519	L Brands, Inc.	138,700	4,393
DowDuPont, Inc.	30,811	2,119	Leggett & Platt, Inc.	15,116	659
DR Horton, Inc. (Ñ)	199,900	8,736	Lennar Corp. Class A	167,002	8,729
Duke Energy Corp.	8,484	692	Lennar Corp. Class B	3,222	139
Eaton Corp. PLC	13,593	1,131	Lockheed Martin Corp.	8,510	2,775
eBay, Inc. (Æ)	118,700	3,971	M&T Bank Corp.	2,863	496
Edison International	11,016	734	Marathon Petroleum Corp.	108,628	8,780
Edwards Lifesciences Corp. (Æ)	38,024	5,417	MasterCard, Inc. Class A	80,535	15,946
Eli Lilly & Co.	18,873	1,865	Maxim Integrated Products, Inc.	11,710	716
Emerson Electric Co.	24,949	1,803	McDonald's Corp.	15,105	2,380
Everest Re Group, Ltd.	3,098	676	Merck & Co. , Inc.	96,529	6,358
Exact Sciences Corp. (Æ)	90,360	5,282	Meritage Homes Corp. (Æ)	6,000	259
Exelon Corp.	16,111	685	MetLife, Inc.	9,656	442
Express Scripts Holding Co. (Æ)	13,937	1,107	Microchip Technology, Inc.	42,142	3,937
Exxon Mobil Corp.	50,935	4,152	Microsoft Corp.	442,289	46,919
Facebook, Inc. Class A(Æ)	156,553	27,018	Morgan Stanley	26,924	1,361
Federal Realty Investment Trust(ö)	6,100	766	Murphy Oil Corp. (Ñ)	25,598	851
Fifth Third Bancorp	137,597	4,071	Nabors Industries, Ltd.	108,560	649
First American Financial Corp.	24,061	1,347	National Oilwell Varco, Inc.	20,010	973
FleetCor Technologies, Inc. (Æ)	14,706	3,191	NextEra Energy, Inc.	50,240	8,417
Floor & Decor Holdings, Inc. Class A(Æ)	49,033	2,341	NVIDIA Corp.	36,663	8,977
Ford Motor Co.	41,291	415	Occidental Petroleum Corp.	21,634	1,816
Franklin Resources, Inc. (Ñ)	181,374	6,225	Oceaneering International, Inc.	64,968	1,778
General Dynamics Corp.	31,600	6,312	Omnicom Group, Inc.	17,086	1,176
General Electric Co.	34,526	471	Oracle Corp.	29,548	1,409
General Mills, Inc.	29,448	1,356	Packaging Corp. of America	38,754	4,375
General Motors Co.	29,171	1,106	Patterson-UTI Energy, Inc.	69,654	1,198

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 65

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
PayPal Holdings, Inc. (Æ)	54,872	4,507		WEC Energy Group, Inc. (Æ)	19,733		1,310
PBF Energy, Inc. Class A	27,898	1,303		Wells Fargo & Co.	282,849		16,204
PepsiCo, Inc.	99,596	11,454		WESCO International, Inc. (Æ)	105,500		6,436
Pfizer, Inc.	459,769	18,359		Western Union Co. (The)	305,500		6,159
Phillips 66	11,369	1,402		Workday, Inc. Class A(Æ)	36,803		4,564
Pinnacle West Capital Corp.	9,715	781		World Fuel Services Corp.	12,847		358
PNC Financial Services Group, Inc.				Wynn Resorts, Ltd.	18,901		3,152
(The)	6,466	936		Xerox Corp.	200,350		5,203
Praxair, Inc.	50,064	8,386		Xilinx, Inc.	11,690		842
Principal Financial Group, Inc.	17,907	1,040					974,031
Procter & Gamble Co. (The)	31,519	2,549
Progressive Corp. (The)	32,492	1,950		Virgin Islands, British - 0.2%
Prudential Financial, Inc.	5,870	592		J2 Acquisition, Ltd. (Å)(Æ)	302,824		2,807
Public Service Enterprise Group, Inc.	20,029	1,033		Ocelot Partners, Ltd. (Å)(Æ)(Š)	192,168		1,840
Quest Diagnostics, Inc. (Ñ)	67,388	7,259					4,647
Raytheon Co.	10,793	2,137
Regency Centers Corp. (ö)	12,469	793		Total Common Stocks
Regions Financial Corp.	34,570	643		(cost $1,405,066)			1,825,562
Rockwell Automation, Inc.	8,367	1,569
Rockwell Collins, Inc.	3,071	427		Warrants & Rights - 0.0%
Salesforce. com, Inc. (Æ)	87,489	11,999		Virgin Islands, British - 0.0%
Schlumberger, Ltd.	15,830	1,069		J2 Acquisition, Ltd. (Æ)
ServiceNow, Inc. (Æ)	23,771	4,183		2020 Warrants	302,800		136
SS&C Technologies Holdings, Inc.	89,481	4,749
Starwood Property Trust, Inc. (ö)	47,321	1,081		Total Warrants & Rights
State Street Corp.	11,871	1,048		(cost $3)			136
SunTrust Banks, Inc.	9,786	705
Synchrony Financial	82,313	2,382		Short-Term Investments - 3.7%
Sysco Corp.	24,970	1,678		United States - 3.7%
Tapestry, Inc.	23,341	1,100		U. S. Cash Management Fund(@)	54,425,304	(8)	54,431
Targa Resources Corp.	18,916	966		United States Treasury Bills
Target Corp.	17,571	1,418		1.787% due 08/16/18 (~)(§)	4,000		3,997
TD Ameritrade Holding Corp.	58,430	3,339		1.885% due 09/13/18 (~)(§)	1,000		998
Teradyne, Inc.	110,439	4,776		1.961% due 10/11/18 (~)(§)	1,900		1,893
Texas Instruments, Inc.	17,473	1,945
Thomson Reuters Corp.	22,421	930		2.022% due 11/01/18 (~)(§)	7,400		7,362
Tiffany & Co.	9,698	1,334		2.060% due 11/29/18 (~)(§)	2,200		2,185
Torchmark Corp. (Ñ)	5,044	444					70,866
Trade Desk, Inc. (The) Class A(Æ)(Ñ)	38,581	3,253		Total Short-Term Investments
Travelers Cos. , Inc. (The)	16,031	2,086		(cost $70,866)			70,866
Tyson Foods, Inc. Class A	87,636	5,052
Under Armour, Inc. Class A(Æ)(Ñ)	100,306	2,003		Other Securities - 1.6%
Union Pacific Corp.	18,122	2,716		U. S. Cash Collateral Fund(×)(@)	29,436,560	(8)	29,437
United Parcel Service, Inc. Class B	14,323	1,717		Total Other Securities
United Technologies Corp.	15,672	2,127		(cost $29,437)			29,437
UnitedHealth Group, Inc.	162,337	41,108
US Bancorp	36,623	1,941		Total Investments 101.6%
Valero Energy Corp.	12,401	1,468		(identified cost $1,505,372)			1,926,001
Veeva Systems, Inc. Class A(Æ)	20,880	1,579

Verizon Communications, Inc.	145,545	7,516		Other Assets and Liabilities, Net
Visa, Inc. Class A	82,333	11,258
Vulcan Materials Co.	22,727	2,545	-	(1.6%)			(29,486)
Walgreens Boots Alliance, Inc.	14,466	978		Net Assets - 100.0%			1,896,515
Wal-Mart Stores, Inc.	29,805	2,660
Walt Disney Co. (The)	7,421	843
Waste Management, Inc.	21,482	1,933
Wausau Paper Corp.	264,700	4,144
Wayfair, Inc. Class A(Æ)	28,302	3,080
Web. com Group, Inc. (Æ)	265,400	6,675
Webster Financial Corp.	102,200	6,595

See accompanying notes which are an integral part of this quarterly report.

66 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.0%
Bancolombia SA	08/23/17	COP	564,500	10.54	5,949	6,535
China Hongxing Sports, Ltd.	08/27/10	SGD	6,320,000	—	764	—
Duni AB	10/01/13	SEK	201,157	10.63	2,138	2,585
J2 Acquisition, Ltd.	10/05/17		302,824	9.99	3,025	2,807
Ocelot Partners, Ltd.	03/08/17		192,168	10.00	1,922	1,840
SpareBank 1 SR-Bank ASA	05/27/14	NOK	452,852	8.75	3,961	5,030
						18,797
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	35	EUR	1,929	08/18	42
DAX Index Futures	6	EUR	1,922	09/18	57
EURO STOXX 50 Index Futures	832	EUR	29,328	09/18	823
FTSE 100 Index Futures	19	GBP	1,464	09/18	27
Hang Seng Index Futures	3	HKD	4,265	08/18	(9)
OMXS30 Index Futures	20	SEK	3,236	08/18	13
S&P 400 E-Mini Index Futures	7	USD	1,390	09/18	(10)
S&P 500 E-Mini Index Futures	190	USD	26,762	09/18	266
S&P Energy Select Sector Index Futures	627	USD	48,655	09/18	148
S&P/TSX 60 Index Futures	41	CAD	8,029	09/18	118
SPI 200 Index Futures	8	AUD	1,244	09/18	—
TOPIX Index Futures	656	JPY	11,466,879	09/18	(1,155)
Short Positions
FTSE 100 Index Futures	340	GBP	26,190	09/18	(262)
Hang Seng Index Futures	47	HKD	66,811	08/18	135
MSCI Emerging Markets Mini Index Futures	1,948	USD	106,780	09/18	3,965
NASDAQ 100 E-Mini Index Futures	341	USD	49,409	09/18	(416)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,742

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	62	DKK	400	09/19/18	1
Bank of America	USD	426	GBP	320	09/19/18	(5)
Bank of America	USD	187	NOK	1,500	09/19/18	(3)
Bank of America	AUD	150	USD	110	09/19/18	(1)
Bank of America	CAD	100	USD	76	09/19/18	(1)
Bank of America	CAD	105	USD	79	09/19/18	(2)
Bank of America	CAD	200	USD	150	09/19/18	(4)
Bank of America	EUR	500	USD	590	09/19/18	3
Bank of America	EUR	500	USD	581	09/19/18	(5)
Bank of America	GBP	200	USD	263	09/19/18	—
Bank of America	HKD	350	USD	45	09/19/18	—
Bank of America	JPY	35,000	USD	319	09/19/18	5

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 67

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	JPY	200,000	USD	1,825	09/19/18	30
Bank of America	SEK	250	USD	28	09/19/18	—
Bank of Montreal	USD	363	AUD	476	09/19/18	(9)
Bank of Montreal	USD	504	CAD	653	09/19/18	(1)
Bank of Montreal	USD	4,311	CAD	5,588	09/19/18	(12)
Bank of Montreal	USD	2,470	EUR	2,077	09/19/18	(32)
Bank of Montreal	USD	6,597	EUR	5,550	09/19/18	(85)
Bank of Montreal	USD	851	GBP	633	09/19/18	(18)
Bank of Montreal	USD	5,235	GBP	3,894	09/19/18	(113)
Bank of Montreal	USD	220	HKD	1,727	09/19/18	—
Bank of Montreal	USD	1,305	JPY	142,574	09/19/18	(26)
Bank of Montreal	USD	20,014	JPY	2,186,068	09/19/18	(402)
Bank of Montreal	USD	158	SEK	1,362	09/19/18	(3)
Bank of Montreal	CHF	13,938	USD	14,267	09/19/18	135
Bank of Montreal	DKK	12,490	USD	1,993	09/19/18	26
Bank of Montreal	GBP	5,002	USD	6,724	09/19/18	146
Bank of Montreal	JPY	285,400	USD	2,613	09/19/18	52
Bank of Montreal	NOK	35,236	USD	4,402	09/19/18	74
Brown Brothers Harriman	USD	73	AUD	100	09/19/18	1
Brown Brothers Harriman	USD	777	AUD	1,050	09/19/18	3
Brown Brothers Harriman	USD	3,617	AUD	4,900	09/19/18	25
Brown Brothers Harriman	USD	114	CAD	150	09/19/18	2
Brown Brothers Harriman	USD	1,217	CAD	1,600	09/19/18	14
Brown Brothers Harriman	USD	5,243	CAD	6,950	09/19/18	103
Brown Brothers Harriman	USD	351	EUR	300	09/19/18	1
Brown Brothers Harriman	USD	6,685	EUR	5,700	09/19/18	4
Brown Brothers Harriman	USD	24,742	EUR	21,200	09/19/18	135
Brown Brothers Harriman	USD	198	GBP	150	09/19/18	—
Brown Brothers Harriman	USD	933	GBP	700	09/19/18	(13)
Brown Brothers Harriman	USD	2,119	GBP	1,600	09/19/18	(15)
Brown Brothers Harriman	USD	8,575	GBP	6,480	09/19/18	(53)
Brown Brothers Harriman	USD	38	HKD	300	09/19/18	—
Brown Brothers Harriman	USD	574	HKD	4,500	09/19/18	—
Brown Brothers Harriman	USD	2,474	HKD	19,400	09/19/18	—
Brown Brothers Harriman	USD	272	JPY	30,000	09/19/18	(3)
Brown Brothers Harriman	USD	3,125	JPY	350,000	09/19/18	16
Brown Brothers Harriman	USD	13,858	JPY	1,515,000	09/19/18	(266)
Brown Brothers Harriman	USD	22	SEK	200	09/19/18	—
Brown Brothers Harriman	USD	408	SEK	3,600	09/19/18	3
Brown Brothers Harriman	USD	1,512	SEK	13,350	09/19/18	12
Brown Brothers Harriman	AUD	50	USD	37	09/19/18	—
Brown Brothers Harriman	AUD	100	USD	74	09/19/18	(1)
Brown Brothers Harriman	AUD	125	USD	93	09/19/18	—
Brown Brothers Harriman	AUD	155	USD	118	09/19/18	3
Brown Brothers Harriman	AUD	200	USD	148	09/19/18	(1)
Brown Brothers Harriman	AUD	250	USD	185	09/19/18	(1)
Brown Brothers Harriman	CAD	50	USD	38	09/19/18	—
Brown Brothers Harriman	CAD	100	USD	76	09/19/18	(1)
Brown Brothers Harriman	CAD	150	USD	115	09/19/18	(1)
Brown Brothers Harriman	CAD	150	USD	114	09/19/18	(1)
Brown Brothers Harriman	CAD	165	USD	127	09/19/18	—
Brown Brothers Harriman	CAD	200	USD	154	09/19/18	—
Brown Brothers Harriman	CAD	250	USD	188	09/19/18	(4)
Brown Brothers Harriman	CAD	300	USD	229	09/19/18	(2)
Brown Brothers Harriman	EUR	50	USD	59	09/19/18	—
Brown Brothers Harriman	EUR	200	USD	235	09/19/18	—
Brown Brothers Harriman	EUR	200	USD	235	09/19/18	—
Brown Brothers Harriman	EUR	300	USD	351	09/19/18	(1)

See accompanying notes which are an integral part of this quarterly report.

68 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	EUR	400	USD	468	09/19/18	(2)
Brown Brothers Harriman	EUR	550	USD	643	09/19/18	(3)
Brown Brothers Harriman	EUR	550	USD	654	09/19/18	9
Brown Brothers Harriman	EUR	700	USD	820	09/19/18	(1)
Brown Brothers Harriman	EUR	1,000	USD	1,177	09/19/18	4
Brown Brothers Harriman	GBP	100	USD	131	09/19/18	—
Brown Brothers Harriman	GBP	100	USD	131	09/19/18	—
Brown Brothers Harriman	GBP	140	USD	187	09/19/18	3
Brown Brothers Harriman	GBP	165	USD	223	09/19/18	6
Brown Brothers Harriman	GBP	300	USD	397	09/19/18	2
Brown Brothers Harriman	GBP	300	USD	400	09/19/18	5
Brown Brothers Harriman	HKD	400	USD	51	09/19/18	—
Brown Brothers Harriman	HKD	400	USD	51	09/19/18	—
Brown Brothers Harriman	HKD	400	USD	51	09/19/18	—
Brown Brothers Harriman	HKD	450	USD	57	09/19/18	—
Brown Brothers Harriman	HKD	700	USD	89	09/19/18	—
Brown Brothers Harriman	HKD	800	USD	102	09/19/18	—
Brown Brothers Harriman	JPY	25,000	USD	222	09/19/18	(2)
Brown Brothers Harriman	JPY	30,000	USD	273	09/19/18	4
Brown Brothers Harriman	JPY	38,000	USD	349	09/19/18	8
Brown Brothers Harriman	JPY	40,000	USD	362	09/19/18	3
Brown Brothers Harriman	JPY	40,000	USD	361	09/19/18	2
Brown Brothers Harriman	JPY	60,000	USD	545	09/19/18	7
Brown Brothers Harriman	JPY	65,000	USD	596	09/19/18	12
Brown Brothers Harriman	JPY	100,000	USD	903	09/19/18	6
Brown Brothers Harriman	SEK	250	USD	28	09/19/18	—
Brown Brothers Harriman	SEK	300	USD	34	09/19/18	—
Brown Brothers Harriman	SEK	340	USD	39	09/19/18	—
Brown Brothers Harriman	SEK	360	USD	42	09/19/18	1
Brown Brothers Harriman	SEK	400	USD	45	09/19/18	—
Brown Brothers Harriman	SEK	700	USD	80	09/19/18	—
Citibank	AUD	465	USD	347	09/19/18	2
Citibank	CAD	746	USD	570	09/19/18	(5)
Citibank	EUR	3,085	USD	3,642	09/19/18	22
Citibank	GBP	847	USD	1,126	09/19/18	12
Citibank	HKD	2,160	USD	276	09/19/18	—
Citibank	JPY	179,297	USD	1,625	09/19/18	17
Citibank	SEK	2,096	USD	241	09/19/18	2
Commonwealth Bank of Australia	USD	363	AUD	476	09/19/18	(9)
Commonwealth Bank of Australia	USD	504	CAD	653	09/19/18	(1)
Commonwealth Bank of Australia	USD	4,311	CAD	5,588	09/19/18	(12)
Commonwealth Bank of Australia	USD	2,467	EUR	2,077	09/19/18	(29)
Commonwealth Bank of Australia	USD	6,591	EUR	5,550	09/19/18	(79)
Commonwealth Bank of Australia	USD	851	GBP	633	09/19/18	(19)
Commonwealth Bank of Australia	USD	5,235	GBP	3,894	09/19/18	(114)
Commonwealth Bank of Australia	USD	221	HKD	1,727	09/19/18	—
Commonwealth Bank of Australia	USD	1,306	JPY	142,574	09/19/18	(27)
Commonwealth Bank of Australia	USD	20,027	JPY	2,186,068	09/19/18	(413)
Commonwealth Bank of Australia	USD	159	SEK	1,362	09/19/18	(3)
Commonwealth Bank of Australia	CHF	13,938	USD	14,275	09/19/18	142
Commonwealth Bank of Australia	DKK	12,490	USD	1,995	09/19/18	28
Commonwealth Bank of Australia	GBP	5,002	USD	6,724	09/19/18	146
Commonwealth Bank of Australia	JPY	285,400	USD	2,615	09/19/18	54
Commonwealth Bank of Australia	NOK	35,236	USD	4,407	09/19/18	78
Royal Bank of Canada	USD	362	AUD	476	09/19/18	(9)
Royal Bank of Canada	USD	504	CAD	653	09/19/18	(2)
Royal Bank of Canada	USD	4,313	CAD	5,588	09/19/18	(14)
Royal Bank of Canada	USD	2,466	EUR	2,077	09/19/18	(29)

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 69

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	6,588	EUR	5,550	09/19/18	(76)
Royal Bank of Canada	USD	850	GBP	633	09/19/18	(18)
Royal Bank of Canada	USD	5,229	GBP	3,894	09/19/18	(108)
Royal Bank of Canada	USD	221	HKD	1,727	09/19/18	—
Royal Bank of Canada	USD	1,304	JPY	142,574	09/19/18	(25)
Royal Bank of Canada	USD	19,993	JPY	2,186,068	09/19/18	(378)
Royal Bank of Canada	USD	158	SEK	1,362	09/19/18	(3)
Royal Bank of Canada	AUD	150	USD	111	09/19/18	—
Royal Bank of Canada	CAD	150	USD	114	09/19/18	(1)
Royal Bank of Canada	CHF	13,938	USD	14,262	09/19/18	129
Royal Bank of Canada	DKK	12,490	USD	1,991	09/19/18	24
Royal Bank of Canada	EUR	800	USD	938	09/19/18	—
Royal Bank of Canada	GBP	150	USD	198	09/19/18	—
Royal Bank of Canada	GBP	5,002	USD	6,716	09/19/18	139
Royal Bank of Canada	HKD	600	USD	77	09/19/18	—
Royal Bank of Canada	JPY	40,000	USD	361	09/19/18	2
Royal Bank of Canada	JPY	285,400	USD	2,610	09/19/18	49
Royal Bank of Canada	NOK	35,236	USD	4,396	09/19/18	68
Royal Bank of Canada	SEK	400	USD	45	09/19/18	—
State Street	USD	111	AUD	150	09/19/18	1
State Street	USD	118	AUD	155	09/19/18	(3)
State Street	USD	148	AUD	200	09/19/18	1
State Street	USD	259	AUD	350	09/19/18	1
State Street	USD	154	CAD	200	09/19/18	—
State Street	USD	380	CAD	500	09/19/18	4
State Street	USD	4,936	CAD	6,400	09/19/18	(12)
State Street	USD	2,032	CHF	2,000	09/19/18	(4)
State Street	USD	4,064	CHF	4,000	09/19/18	(9)
State Street	USD	79	DKK	500	09/19/18	—
State Street	USD	95	DKK	600	09/19/18	—
State Street	USD	157	DKK	1,000	09/19/18	—
State Street	USD	59	EUR	50	09/19/18	—
State Street	USD	70	EUR	60	09/19/18	—
State Street	USD	234	EUR	200	09/19/18	—
State Street	USD	234	EUR	200	09/19/18	—
State Street	USD	831	EUR	700	09/19/18	(10)
State Street	USD	1,525	EUR	1,300	09/19/18	—
State Street	USD	242	GBP	180	09/19/18	(5)
State Street	USD	597	GBP	450	09/19/18	(5)
State Street	USD	1,064	GBP	800	09/19/18	(12)
State Street	USD	70	HKD	550	09/19/18	—
State Street	USD	153	HKD	1,200	09/19/18	—
State Street	USD	255	HKD	2,000	09/19/18	—
State Street	USD	4,136	HKD	32,400	09/19/18	(3)
State Street	USD	137	JPY	15,000	09/19/18	(3)
State Street	USD	183	JPY	20,000	09/19/18	(4)
State Street	USD	274	JPY	30,000	09/19/18	(5)
State Street	USD	384	JPY	42,000	09/19/18	(7)
State Street	USD	894	JPY	100,000	09/19/18	3
State Street	USD	62	NOK	500	09/19/18	(1)
State Street	USD	248	NOK	2,000	09/19/18	(2)
State Street	USD	617	NOK	5,000	09/19/18	(3)
State Street	USD	45	SEK	400	09/19/18	—
State Street	USD	52	SEK	450	09/19/18	(1)
State Street	USD	113	SEK	1,000	09/19/18	1
State Street	USD	159	SEK	1,400	09/19/18	1
State Street	USD	227	SEK	2,000	09/19/18	2
State Street	AUD	65	USD	48	09/19/18	—

See accompanying notes which are an integral part of this quarterly report.

70 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	AUD	100	USD	75	09/19/18	—
State Street	AUD	100	USD	74	09/19/18	—
State Street	AUD	400	USD	297	09/19/18	—
State Street	AUD	550	USD	406	09/19/18	(2)
State Street	AUD	4,700	USD	3,472	09/19/18	(21)
State Street	AUD	5,432	USD	4,133	09/19/18	97
State Street	CAD	100	USD	76	09/19/18	(1)
State Street	CAD	100	USD	76	09/19/18	(1)
State Street	CAD	150	USD	115	09/19/18	—
State Street	CAD	160	USD	122	09/19/18	(1)
State Street	CAD	200	USD	153	09/19/18	(1)
State Street	CAD	300	USD	226	09/19/18	(5)
State Street	CAD	400	USD	301	09/19/18	(7)
State Street	CAD	400	USD	301	09/19/18	(7)
State Street	CAD	500	USD	376	09/19/18	(9)
State Street	CAD	800	USD	602	09/19/18	(13)
State Street	CAD	1,000	USD	753	09/19/18	(17)
State Street	CAD	6,700	USD	5,045	09/19/18	(110)
State Street	EUR	150	USD	175	09/19/18	(1)
State Street	EUR	200	USD	235	09/19/18	1
State Street	EUR	300	USD	353	09/19/18	1
State Street	EUR	400	USD	470	09/19/18	1
State Street	EUR	400	USD	469	09/19/18	(1)
State Street	EUR	500	USD	584	09/19/18	(2)
State Street	EUR	525	USD	620	09/19/18	4
State Street	EUR	1,500	USD	1,758	09/19/18	(2)
State Street	EUR	2,300	USD	2,695	09/19/18	(4)
State Street	EUR	6,750	USD	8,016	09/19/18	95
State Street	EUR	19,800	USD	23,143	09/19/18	(92)
State Street	GBP	90	USD	120	09/19/18	2
State Street	GBP	100	USD	132	09/19/18	1
State Street	GBP	200	USD	263	09/19/18	—
State Street	GBP	280	USD	372	09/19/18	3
State Street	GBP	300	USD	398	09/19/18	4
State Street	GBP	500	USD	666	09/19/18	8
State Street	GBP	500	USD	666	09/19/18	8
State Street	GBP	700	USD	929	09/19/18	8
State Street	GBP	6,100	USD	8,111	09/19/18	88
State Street	HKD	200	USD	25	09/19/18	—
State Street	HKD	400	USD	51	09/19/18	—
State Street	HKD	400	USD	51	09/19/18	—
State Street	HKD	500	USD	64	09/19/18	—
State Street	HKD	1,000	USD	128	09/19/18	—
State Street	HKD	1,200	USD	153	09/19/18	—
State Street	HKD	1,500	USD	191	09/19/18	—
State Street	HKD	2,200	USD	281	09/19/18	—
State Street	HKD	18,500	USD	2,360	09/19/18	—
State Street	HKD	35,078	USD	4,478	09/19/18	4
State Street	JPY	25,000	USD	227	09/19/18	3
State Street	JPY	30,000	USD	271	09/19/18	2
State Street	JPY	30,000	USD	270	09/19/18	1
State Street	JPY	80,000	USD	732	09/19/18	14
State Street	JPY	120,000	USD	1,098	09/19/18	22
State Street	JPY	175,000	USD	1,598	09/19/18	28
State Street	JPY	350,000	USD	3,202	09/19/18	61
State Street	JPY	1,430,000	USD	13,081	09/19/18	252
State Street	SEK	200	USD	23	09/19/18	—
State Street	SEK	300	USD	34	09/19/18	—

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 71

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	SEK	300	USD	35	09/19/18	—
State Street	SEK	700	USD	80	09/19/18	—
State Street	SEK	1,500	USD	170	09/19/18	(1)
State Street	SEK	12,800	USD	1,450	09/19/18	(11)
State Street	SEK	45,200	USD	5,257	09/19/18	98
UBS	USD	4,313	CAD	5,588	09/19/18	(14)
UBS	USD	6,589	EUR	5,550	09/19/18	(77)
UBS	USD	5,230	GBP	3,894	09/19/18	(108)
UBS	USD	19,994	JPY	2,186,068	09/19/18	(381)
UBS	CHF	13,938	USD	14,259	09/19/18	127
UBS	DKK	12,490	USD	1,991	09/19/18	24
UBS	GBP	5,002	USD	6,717	09/19/18	139
UBS	JPY	285,400	USD	2,610	09/19/18	50
UBS	NOK	35,236	USD	4,397	09/19/18	69
Westpac	USD	362	AUD	476	09/19/18	(9)
Westpac	USD	504	CAD	653	09/19/18	(2)
Westpac	USD	4,314	CAD	5,588	09/19/18	(15)
Westpac	USD	2,467	EUR	2,077	09/19/18	(29)
Westpac	USD	6,591	EUR	5,550	09/19/18	(79)
Westpac	USD	850	GBP	633	09/19/18	(18)
Westpac	USD	5,232	GBP	3,894	09/19/18	(110)
Westpac	USD	221	HKD	1,727	09/19/18	—
Westpac	USD	1,304	JPY	142,574	09/19/18	(25)
Westpac	USD	20,000	JPY	2,186,068	09/19/18	(386)
Westpac	USD	158	SEK	1,362	09/19/18	(3)
Westpac	CHF	13,938	USD	14,266	09/19/18	133
Westpac	DKK	12,490	USD	1,992	09/19/18	25
Westpac	GBP	5,002	USD	6,720	09/19/18	142
Westpac	JPY	285,400	USD	2,611	09/19/18	50
Westpac	NOK	35,236	USD	4,397	09/19/18	69
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(693)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$20,940	$—	$—	$20,940
Austria	—	6,896	—	—	6,896
Belgium	—	9,228	—	—	9,228
Bermuda	1,067	—	—	—	1,067
Brazil	2,249	—	—	—	2,249
Canada	37,529	—	—	—	37,529
China	12,815	40,036	—	—	52,851
Colombia	6,535	—	—	—	6,535
Denmark	—	3,747	—	—	3,747
Finland	—	6,379	—	—	6,379
France	—	67,717	—	—	67,717
Germany	4,457	65,669	—	—	70,126

See accompanying notes which are an integral part of this quarterly report.

72 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Hong Kong	2,730	4,006	—	—	6,736
India	16,635	—	—	—	16,635
Indonesia	—	2,930	—	—	2,930
Ireland	21,712	5,830	—	—	27,542
Israel	10,661	—	—	—	10,661
Italy	—	6,869	—	—	6,869
Japan	—	93,409	—	—	93,409
Luxembourg	8,015	—	—	—	8,015
Netherlands	6,992	23,323	—	—	30,315
Norway	—	20,240	—	—	20,240
Portugal	—	861	—	—	861
Puerto Rico	7,236	—	—	—	7,236
Singapore	—	15,254	—	—	15,254
South Korea	—	75,228	—	—	75,228
Spain	—	8,414	—	—	8,414
Sweden	—	14,541	—	—	14,541
Switzerland	10,272	65,362	—	—	75,634
Taiwan	22,645	—	—	—	22,645
Thailand	—	12,074	—	—	12,074
United Kingdom	10,153	96,228	—	—	106,381
United States	966,594	7,437	—	—	974,031
Virgin Islands, British	2,807	—	1,840	—	4,647
Warrants & Rights	136	—	—	—	136
Short-Term Investments	—	16,435	—	54,431	70,866
Other Securities	—	—	—	29,437	29,437
Total Investments	1,151,240	689,053	1,840	83,868	1,926,001

Other Financial Instruments
Assets
Futures Contracts	5,594	—	—	—	5,594
Foreign Currency Exchange Contracts	—	3,428	—	—	3,428
Liabilities
Futures Contracts	(1,852)	—	—	—	(1,852)
Foreign Currency Exchange Contracts	—	(4,121)	—	—	(4,121)
Total Other Financial Instruments*	$3,742	$(693)	$—	$—	$3,049

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 73

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	191,743
Consumer Staples	103,244
Energy	101,651
Financial Services	449,082
Health Care	247,454
Materials and Processing	104,316
Producer Durables	161,271
Technology	383,722
Utilities	83,079
Warrants and Rights	136
Short-Term Investments	70,866
Other Securities	29,437
Total Investments	1,926,001

See accompanying notes which are an integral part of this quarterly report.

74 Global Equity Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 90.2%			Canada - 0.0%
Argentina - 1.1%			Gran Tierra Energy, Inc. (Æ)	341,990	1,144
Banco Macro SA - ADR	27,091	1,851
Bolsas y Mercados Argentinos SA	344,570	4,828	Chile - 0.6%
Cresud SACIF y A - ADR(Ñ)(Å)	311,374	5,284	Banco de Chile	1,003,700	156
Pampa Energia SA - ADR(Æ)(Ñ)	92,174	3,885	Banco Santander Chile - ADR	117,898	3,868
Siderar SAIC Class A(Å)	3,170,855	1,712	Cencosud SA	30,710	84
YPF SA - ADR(Æ)	491,505	8,159	Cia Cervecerias Unidas SA - ADR	169,319	2,303
		25,719	Empresa Nacional de
			Telecomunicaciones SA	232,499	2,194
Austria - 0.1%			Enersis SA(Æ)	13,288,949	2,347
Raiffeisen Bank International AG	65,021	2,167	Sociedad Quimica y Minera de Chile SA
			Class B	50,532	2,440
Bangladesh - 0.4%			Sociedad Quimica y Minera de Chile
Beximco Pharmaceuticals, Ltd. (Å)	2,785,506	2,939	SA - ADR(Ñ)	13,209	638
BRAC Bank, Ltd. (Å)(Æ)	9,344,066	7,341			14,030
		10,280
			China - 22.8%
Brazil - 4.8%			51job, Inc. - ADR(Æ)(Ñ)	55,616	5,104
Alliar Medicos A Frente SA(Æ)	243,896	857	58. com, Inc. - ADR(Æ)	15,500	1,043
Ambev SA - ADR	493,082	2,534	AAC Technologies Holdings, Inc.	198,500	2,543
Ambev SA	151,071	781	Agile Group Holdings, Ltd.	1,354,000	2,080
Azul SA - ADR(Æ)	133,895	2,564	Agricultural Bank of China, Ltd. Class H	33,961,000	16,436
B3 SA - Brasil Bolsa Balcao(Æ)	350,100	2,219	Aier Eye Hospital Group Co. , Ltd. Class
Banco Bradesco SA - ADR	807,171	6,522	A	412,591	2,026
Banco Bradesco SA(Æ)	25,300	188	Alibaba Group Holding, Ltd. - ADR(Æ)	268,479	50,267
Banco do Brasil SA(Æ)	113,342	981	Aluminum Corp. of China, Ltd. Class
Banco Santander Brasil SA - ADR(Ñ)	410,800	3,968	H(Æ)	7,312,000	3,367
BR Malls Participacoes SA(Æ)	880,460	2,334	Anhui Conch Cement Co. , Ltd. Class H	3,366,608	21,543
BRF SA - ADR(Æ)(Ñ)	431,511	2,619	Autohome, Inc. - ADR	6,500	629
Centrais Eletricas Brasileiras SA(Æ)	643,400	2,960	BAIC Motor Corp. , Ltd. Class H(Þ)	3,336,000	2,778
Cia Brasileira de Distribuicao - ADR	63,211	1,398	Baidu, Inc. - ADR(Æ)	84,740	20,946
CVC Brasil Operadora e Agencia de			Bank of China, Ltd. Class H	21,524,000	10,089
Viagens SA	343,373	4,035	Bank of Communications Co. , Ltd. Class
Embraer SA - ADR(Æ)	35,400	724	H	1,135,000	818
Estacio Participacoes SA	471,100	3,257	Beijing Jingneng Clean Energy Co. , Ltd.
Gerdau SA - ADR	662,800	2,916	Class H	270,000	60
Grendene SA	715,136	1,484	China Aoyuan Property Group, Ltd.	492,000	362
IRB-Brasil Resseguros SA	208,500	2,966	China Cinda Asset Management Co. ,
Itau Unibanco Holding SA - ADR(Ñ)	1,716,282	20,580	Ltd. Class H	9,088,000	2,552
JBS SA	646,207	1,553	China CITIC Bank Corp. , Ltd. Class H	8,967,000	5,744
Klabin SA	74,700	402	China Conch Venture Holdings, Ltd.	46,500	175
Magazine Luiza SA	18,400	648	China Construction Bank Corp. Class H	36,390,554	32,953
Petrobras Distribuidora SA	656,536	3,409	China Evergrande Group(Ñ)	93,000	258
Petroleo Brasileiro SA - ADR	917,200	9,719	China Forestry Holdings Co. , Ltd. (Å)
Porto Seguro SA	213,269	2,818	(Æ)(Š)	871,100	—
Raia Drogasil SA(Æ)	29,668	588	China Huishan Dairy Holdings Co. , Ltd.
SLC Agricola SA	78,757	1,110	(Æ)(Š)	1,269,000	68
Suzano Papel e Celulose SA	366,577	4,351	China International Travel Service Corp. ,
TIM Participacoes SA - ADR	174,388	2,864	Ltd. Class A	442,450	4,565
Vale SA Class B - ADR(Æ)	788,118	11,556	China Life Insurance Co. , Ltd. Class H	286,000	713
Via Varejo SA	95,595	542	China Lilang, Ltd.	228,000	278
WEG SA	484,900	2,391	China Longyuan Power Group Corp. ,
Wiz Solucoes e Corretagem de Seguros			Ltd. Class H	4,294,057	4,015
SA(Æ)	349,797	736	China Merchants Bank Co. , Ltd. Class H	1,651,852	6,447
		108,574	China Minsheng Banking Corp. , Ltd.
			Class H	907,200	671
Cambodia - 0.2%			China Molybdenum Co. , Ltd. Class H	3,639,000	1,853
NagaCorp, Ltd.	4,844,685	5,454	China National Building Material Co. ,
			Ltd. Class H	5,798,000	6,324
			China Oilfield Services, Ltd. Class H	6,310,546	5,789

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 75

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Oriental Group Co. , Ltd.	618,000	538	Kunlun Energy Co. , Ltd.	366,000	317
China Pacific Insurance Group Co. , Ltd.			Lenovo Group, Ltd.	5,788,000	3,207
Class H	1,434,094	5,589	Li Ning Co. , Ltd. (Æ)	4,381,500	4,782
China Petroleum & Chemical Corp.			Longfor Properties Co. , Ltd.	101,500	286
Class H	9,882,000	9,491	Lonking Holdings, Ltd.	1,602,000	738
China Railway Construction Corp. , Ltd.			Metallurgical Corp. of China, Ltd. Class
Class H	1,028,500	1,244	H	3,214,000	944
China Railway Group, Ltd. Class H	7,032,712	6,100	Midea Group Co. , Ltd. Class A	469,200	3,303
China Resources Gas Group, Ltd.	624,545	2,963	Momo, Inc. - ADR(Æ)	61,700	2,531
China Resources Land, Ltd.	690,000	2,532	NetEase, Inc. - ADR	5,529	1,426
China Resources Pharmaceutical Group,			New Oriental Education & Technology
Ltd. (Þ)	3,337,700	4,859	Group - ADR	7,000	602
China Resources Power Holdings Co. ,			People's Insurance Co. Group of China,
Ltd.	852,000	1,643	Ltd. (The) Class H	1,431,000	638
China Shenhua Energy Co. , Ltd. Class H	1,691,094	3,812	PetroChina Co. , Ltd. Class H	7,308,000	5,545
China Shineway Pharmaceutical Group,			PICC Property & Casualty Co. , Ltd.
Ltd. (Æ)	662,000	835	Class H	3,413,000	3,847
China Telecom Corp. , Ltd. Class H	1,753,300	827	Ping An Insurance Group Co. of China,
Chlitina Holding, Ltd.	49,000	446	Ltd. Class H	1,884,000	17,469
Chongqing Changan Automobile Co. ,			Postal Savings Bank of China Co. , Ltd.
Ltd. Class B	327,200	286	Class H(Þ)	113,000	76
CIFI Holdings Group Co. , Ltd.	142,000	92	Real Gold Mining, Ltd. (Æ)(Š)	463,232	—
CITIC Securities Co. , Ltd. Class H	416,000	830	Shanghai International Airport Co. , Ltd.
CNOOC, Ltd.	4,279,000	7,173	Class A	671,127	5,965
CNOOC, Ltd. - ADR	50,502	8,484	Shanghai Pharmaceuticals Holding Co. ,
Country Garden Holdings Co. , Ltd.	2,776,000	4,299	Ltd. Class H	1,602,300	4,258
Country Garden Services Holdings Co. ,			Shenzhen Expressway Co. , Ltd. Class H	378,000	344
Ltd. (Æ)	125,057	204	Shenzhou International Group Holdings,
CRRC Corp. , Ltd.	604,000	530	Ltd.	442,000	5,439
CSPC Pharmaceutical Group, Ltd.	3,048,000	8,004	Sichuan Swellfun Co. , Ltd. Class A	261,979	2,103
Ctrip. com International, Ltd. - ADR(Æ)	160,004	6,584	Sinopec Shanghai Petrochemical Co. ,
Datang International Power Generation			Ltd. Class H	3,418,000	2,070
Co. , Ltd. Class H	10,725,500	3,108	Sinopharm Group Co. , Ltd. Class H	570,400	2,421
Dongfeng Motor Group Co. , Ltd. Class H	2,074,000	2,084	Sinotruk Hong Kong, Ltd.	2,391,500	3,400
ENN Energy Holdings, Ltd.	539,100	5,493	Sunny Optical Technology Group Co. ,
Fosun International, Ltd.	562,000	1,030	Ltd.	325,800	5,404
Geely Automobile Holdings, Ltd.	112,000	257	Tencent Holdings, Ltd.	1,480,080	67,288
Great Wall Motor Co. , Ltd. Class H	898,500	644	Tianhe Chemicals Group, Ltd. (Æ)(Š)(Þ)	25,778,000	—
Guangzhou Automobile Group Co. , Ltd.			Tianneng Power International, Ltd.	490,000	674
Class H	1,294,435	1,217	Times Property Holdings, Ltd.	1,355,000	1,729
Guangzhou R&F Properties Co. , Ltd.	2,530,000	4,562	Tsingtao Brewery Co. , Ltd. Class H	170,000	910
Hangzhou Hikvision Digital Technology			Want Want China Holdings, Ltd.	4,818,000	3,983
Co. , Ltd. Class A	859,250	4,372	Weibo Corp. - ADR(Æ)(Ñ)	13,739	1,137
Han's Laser Technology Industry Group			Weichai Power Co. , Ltd. Class H	2,447,000	3,005
Co. , Ltd. Class A	416,957	2,953	Weiqiao Textile Co. Class H	80,500	34
Hua Hong Semiconductor, Ltd. (Þ)	1,361,000	4,776	West China Cement, Ltd.	11,773,397	2,073
Huadian Power International Corp. , Ltd.			Wuliangye Yibin Co. , Ltd. Class A	210,191	2,231
Class H	1,152,000	541	Wuxi Biologics (Cayman), Inc. (Æ)(Þ)	180,000	1,830
Huaneng Renewables Corp. , Ltd. Class			Xiabu Xiabu Catering Management Co. ,
H	1,822,000	681	Ltd. (Þ)	1,008,000	2,175
Huaxin Cement Co. , Ltd. Class A	1,140,297	3,411	Yuzhou Properties Co. , Ltd.	862,000	487
IGG, Inc.	361,000	468	YY, Inc. - ADR(Æ)	49,500	4,615
Industrial & Commercial Bank of China,			Zhongsheng Group Holdings, Ltd.	10,000	23
Ltd. Class H	25,793,401	19,086	ZTE Corp. Class H	268,600	462
JD. com, Inc. - ADR(Æ)(Ñ)	35,164	1,261			519,755
Jiangsu Expressway Co. , Ltd. Class H	478,000	581
Jiangsu Hengrui Medicine Co. , Ltd.			Colombia - 0.2%
Class A	217,430	2,204	Bancolombia SA - ADR	84,988	3,902
JNBY Design, Ltd.	56,000	132	Ecopetrol SA - ADR	33,800	722
Kingsoft Corp. , Ltd.	519,000	1,262			4,624

See accompanying notes which are an integral part of this quarterly report.

76 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Czech Republic - 0.1%			Health and Happiness (H&H)
Komercni Banka AS	61,202	2,657	International Holdings, Ltd. (Æ)	226,000	1,680
			Hong Kong Exchanges & Clearing, Ltd.	159,679	4,727
Egypt - 0.9%			Kingboard Chemical Holdings, Ltd.	707,000	2,473
Cleopatra Hospital(Å)(Æ)	13,251,904	2,745	Minmetals Resources, Ltd. (Æ)	2,468,000	1,505
Commercial International Bank Egypt			Shenzhen International Holdings, Ltd.	504,500	933
SAE	1,024,882	4,814	Shimao Property Holdings, Ltd.	1,891,500	5,360
Commercial International Bank Egypt			Sino Biopharmaceutical, Ltd.	2,294,827	3,153
SAE - GDR(Å)	625,527	2,861	Sino-Ocean Group Holding, Ltd.	319,000	181
Eastern Tobacco(Å)	660,639	6,091	Skyworth Digital Holdings, Ltd.	4,171,344	1,636
Edita Food Industries SAE - GDR(Å)	622,824	3,332	WH Group, Ltd. (Þ)	4,394,000	3,526
		19,843	Yuexiu Property Co. , Ltd.	458,000	87

France - 0.3%					90,464
Airbus Group SE	14,915	1,847	Hungary - 0.3%
Kering	4,311	2,297	MOL Hungarian Oil and Gas PLC	62,312	612
LVMH Moet Hennessy Louis Vuitton			OTP Bank PLC	98,566	3,710
SE - ADR	5,613	1,960	Richter Gedeon Nyrt	153,029	2,769
		6,104			7,091

Germany - 0.0%			India - 9.2%
Puma SE	359	180	Adani Ports & Special Economic Zone,
			Ltd.	760,281	4,442
Greece - 0.3%			Aditya Birla Capital Advisors, Ltd. (Æ)	82,926	177
Alpha Bank AE(Æ)	2,138,204	4,669	Ambuja Cements, Ltd.	237,988	803
National Bank of Greece SA(Æ)	2,207,683	718	Apollo Hospitals Enterprise, Ltd.	67,972	944
Sarantis SA(Å)	193,584	1,587	Asian Paints, Ltd.	90,052	1,910
		6,974	Bajaj Auto, Ltd.	41,856	1,649
Guernsey - 0.3%			Bajaj Finance, Ltd.	116,026	4,571
VinaCapital Vietnam Opportunity Fund,			Bharat Electronics, Ltd.	1,755,237	2,981
Ltd.	1,361,953	5,720	Bharat Forge, Ltd.	265,519	2,483
			Bharat Petroleum Corp. , Ltd.	215,635	1,226
Hong Kong - 4.0%			Bharti Airtel, Ltd.	251,964	1,435
AIA Group, Ltd.	1,410,400	12,348	Bosch, Ltd.	2,698	737
ASM Pacific Technology, Ltd.	344,472	4,152	Britannia Industries, Ltd.	15,291	1,459
Beijing Enterprises Holdings, Ltd.	226,000	1,100	Castrol India, Ltd.	178,214	453
Brilliance China Automotive Holdings,			Cipla, Ltd.	71,497	669
Ltd.	1,366,178	1,789	Coal India, Ltd.	313,682	1,198
China Everbright, Ltd.	1,594,000	2,817	Cummins India, Ltd.	38,007	374
China Lumena New Materials Corp.			Dabur India, Ltd. Class A	389,838	2,398
(Æ)(Š)	3,024,000	4	Dilip Buildcon, Ltd. (Þ)	46,234	547
China Metal Recycling Holdings, Ltd.			Eicher Motors, Ltd.	2,868	1,164
(Å)(Æ)(Š)	335,400	—	Federal Bank, Ltd.	1,054,500	1,371
China Mobile, Ltd.	1,247,000	11,277	Fortis Healthcare India, Ltd. (Æ)	852,365	1,738
China Overseas Land & Investment, Ltd.	1,714,000	5,381	GAIL India, Ltd.	233,574	1,279
China Power International Development,			GlaxoSmithKline Consumer Healthcare,
Ltd.	752,000	187	Ltd.	3,173	300
China Resources Cement Holdings, Ltd.	900,000	1,032	Godrej Consumer Products, Ltd.	107,630	2,067
China Travel International Investment			Grasim Industries, Ltd.	59,233	887
Hong Kong, Ltd.	196,000	79	GRUH Finance, Ltd.	336,614	1,588
China Unicom Hong Kong, Ltd.	6,962,000	8,600	HCL Technologies, Ltd.	21,526	303
Chow Tai Fook Jewellery Group, Ltd.	1,628,200	1,611	HDFC Bank, Ltd.	178,916	5,689
CITIC, Ltd.	1,740,000	2,461	HEG, Ltd.	26,148	1,650
CT Environmental Group, Ltd. (Æ)(Ñ)	12,574,314	1,570	Hero MotoCorp, Ltd.	37,022	1,780
Galaxy Entertainment Group, Ltd.	833,000	6,688	Hindalco Industries, Ltd.	347,845	1,086
Guangdong Investment, Ltd.	238,000	410	Hindustan Unilever, Ltd.	93,763	2,369
Haier Electronics Group Co. , Ltd.	989,000	2,885	Hindustan Zinc, Ltd.	304,091	1,242
Hanergy Thin Film Power Group, Ltd.			Housing Development Finance Corp. ,
(Æ)(Š)	1,630,000	812	Ltd.	385,672	11,221
			ICICI Bank, Ltd.	1,341,599	5,929
			ICICI Bank, Ltd. - ADR	1,099,286	9,707

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 77

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ICICI Prudential Life Insurance Co. ,			Semen Indonesia Persero Tbk PT	4,209,981	2,222
Ltd. (Þ)	243,122	1,482	Telekomunikasi Indonesia Persero Tbk
IDFC Bank, Ltd.	1,184,646	691	PT	3,328,000	822
Indiabulls Housing Finance Ltd	389,677	7,374	Unilever Indonesia Tbk PT	75,100	226
Indian Oil Corp. , Ltd.	453,408	1,087	United Tractors Tbk PT	793,400	1,944
Indraprastha Gas, Ltd.	578,465	2,564			29,177
Infosys, Ltd. - ADR	870,818	17,572
Infosys, Ltd.	79,101	1,572	Ireland - 0.1%
ITC, Ltd.	641,414	2,789	Accenture PLC Class A	13,254	2,112
JSW Steel, Ltd.	251,881	1,215
KEI Industries, Ltd.	130,856	855	Japan - 0.4%
Kotak Mahindra Bank, Ltd.	147,726	2,814	Keyence Corp.	5,000	2,639
Larsen & Toubro, Ltd.	212,184	4,031	Murata Manufacturing Co. , Ltd.	26,400	4,622
LIC Housing Finance, Ltd.	107,115	827	Shiseido Co. , Ltd.	29,700	2,186
Lupin, Ltd.	135,018	1,624			9,447

Mahindra & Mahindra, Ltd. - GDR(Å)	405,794	5,579	Jersey - 0.1%
Mahindra & Mahindra, Ltd.	385,826	5,271	Randgold Resources, Ltd.	30,222	2,238
Marico, Ltd.	320,800	1,705
Maruti Suzuki India, Ltd.	34,250	4,756	Kenya - 0.3%
Motherson Sumi Systems, Ltd.	266,554	1,254	East African Breweries, Ltd.	296,149	664
Nestle India, Ltd.	1,285	198	Safaricom, Ltd. (Å)	22,040,804	6,144
NHPC, Ltd.	432,255	150			6,808
NMDC, Ltd.	541,672	831
NTPC, Ltd.	755,697	1,707	Kuwait - 0.4%
Oil & Natural Gas Corp. , Ltd.	1,175,884	2,842	National Bank of Kuwait SAKP	2,555,423	6,838
Oil India, Ltd.	73,377	223	VIVA Kuwait Telecom Co. (Å)	662,906	1,600
Page Industries, Ltd.	2,141	908			8,438
Pidilite Industries, Ltd.	89,140	1,462
Piramal Enterprises, Ltd. Class A	46,257	1,808	Luxembourg - 0.2%
Prism Cement, Ltd. (Æ)	613,836	973	Tenaris SA - ADR	111,815	4,108
Raymond, Ltd.	57,267	698
Reliance Industries, Ltd.	817,225	14,136	Macao - 0.5%
Reliance Industries, Ltd. - GDR(Þ)	81,210	2,775	Sands China, Ltd.	1,381,855	7,109
Reliance Power, Ltd. (Æ)	784,180	383	Wynn Macau, Ltd.	1,335,200	3,948
Rural Electrification Corp. , Ltd.	129,878	222			11,057
Shree Cement, Ltd.	3,750	933
Shriram City Union Finance, Ltd.	31,104	870	Malaysia - 0.4%
			AMMB Holdings BHD	134,000	133
Sundram Fasteners, Ltd.	175,365	1,678	CIMB Group Holdings BHD	109,200	160
Tata Consultancy Services, Ltd.	249,791	7,078	Genting BHD - ADR	481,800	1,038
Tata Power Co. , Ltd.	756,724	823	IJM Corp. BHD	5,082,340	2,450
Tata Steel, Ltd.	329,739	2,713	Kuala Lumpur Kepong BHD	57,800	353
Tech Mahindra, Ltd.	390,098	3,879	Malayan Banking BHD	234,000	565
Titan Co. , Ltd.	315,911	4,212	Malaysia Airports Holdings BHD	343,800	787
United Phosphorus, Ltd.	324,566	3,049	Public Bank BHD	422,800	2,502
Vedanta, Ltd.	1,226,097	3,971	Supermax Corp. BHD	374,300	403
Wipro, Ltd.	249,216	1,004	Tenaga Nasional BHD	475,800	1,840
YES Bank, Ltd.	250,340	1,346			10,231
Zee Entertainment Enterprises, Ltd.	152,544	1,173
		208,933	Mexico - 2.3%
			Alpek SAB de CV Class A	1,740,000	2,945
Indonesia - 1.3%			Alsea SAB de CV	731,223	2,522
Astra International Tbk PT	6,458,600	3,210	America Movil SAB de CV Class L
Bank Central Asia Tbk PT	1,538,408	2,483	- ADR	245,911	4,208
Bank Mandiri Persero Tbk PT	5,055,400	2,331	Arca Continental SAB de CV	38,500	256
Bank Rakyat Indonesia Persero Tbk PT	41,624,195	8,853	Cemex SAB de CV - ADR(Æ)	223,701	1,667
Gudang Garam Tbk PT	319,100	1,665	Coca-Cola Femsa SAB de CV	91,885	575
Indah Kiat Pulp & Paper Corp. Tbk PT	1,318,500	1,758	Fomento Economico Mexicano SAB de
Media Nusantara Citra Tbk PT(Å)	9,667,985	662	CV	65,375	641
Perusahaan Gas Negara Persero Tbk	19,315,342	2,286	Fomento Economico Mexicano SAB de
Sarana Menara Nusantara Tbk PT(Å)	19,602,500	715	CV - ADR	13,487	1,324

See accompanying notes which are an integral part of this quarterly report.

78 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Genomma Lab Internacional SAB de CV			Romania - 0.3%
Class B(Æ)	2,005,300	1,600	Banca Transilvania SA(Å)	5,574,205	3,533
Gruma SAB de CV Class B	188,544	2,440	Fondul Proprietatea SA	14,979,515	3,353
Grupo Aeroportuario del Centro Norte					6,886
SAB de CV Class B	495,538	3,014
Grupo Aeroportuario del Pacifico SAB de			Russia - 4.5%
CV Class B	13,265	125	Federal Grid PJSC	122,380,000	334
Grupo Aeroportuario del Sureste SAB de			Gazprom PJSC	1,917,792	4,415
CV - ADR(Ñ)	17,408	3,111	Gazprom PJSC - ADR	1,781,721	8,013
Grupo Cementos de Chihuahua SAB			Inter RAO UES PJSC	20,886,000	1,385
de CV	281,960	1,831	Lukoil PJSC - ADR	515,827	36,972
Grupo Elektra SA de CV	30,456	1,122	Lukoil PJSC	36,773	2,619
Grupo Financiero Banorte SAB de CV			Novatek OAO	208,619	3,086
Class O	1,389,904	9,691	Novatek OAO - GDR	31,289	4,981
Kimberly-Clark de Mexico SAB de CV			PhosAgro PJSC - GDR	151,228	1,996
Class A	1,202,256	2,213	Sberbank of Russia PJSC - ADR	1,522,079	21,444
Megacable Holdings SAB de CV	701,302	3,375	Sberbank of Russia PJSC Class T	647,119	2,226
Mexichem SAB de CV	248,000	868	Surgutneftegas OJSC	1,031,100	479
Promotora y Operadora de			Surgutneftegas OJSC - ADR	155,592	713
Infraestructura SAB de CV	31,287	324	Tatneft PJSC - ADR	104,378	7,201
Wal-Mart de Mexico SAB de CV	3,058,720	8,933	TMK PJSC - GDR(Å)	161,880	751
		52,785	Uralkali PJSC(Æ)	132,990	214
			Yandex NV Class A(Æ)	170,924	6,146
Morocco - 0.1%					102,975
Residences Dar Saada(Å)	99,841	1,232
			South Africa - 4.2%
Nigeria - 0.5%			AngloGold Ashanti, Ltd. - ADR(Ñ)	412,695	3,669
Dangote Cement PLC(Å)	3,859,435	2,494	Aspen Pharmacare Holdings, Ltd.	149,947	2,916
Guaranty Trust Bank PLC(Å)	52,319,935	5,783	Astral Foods, Ltd.	60,738	1,346
Guaranty Trust Bank PLC - GDR(Å)	90,192	491	AVI, Ltd.	371,595	3,092
Guinness Nigeria PLC(Å)	6,573,277	1,743	Barloworld, Ltd. - ADR	272,790	2,632
Lekoil, Ltd. (Å)(Æ)	7,710,727	1,985	Bidvest Group, Ltd. (The)	492,892	7,011
		12,496	Clicks Group, Ltd.	252,636	3,707
			Discovery Holdings, Ltd.	419,845	5,427
Pakistan - 0.4%			FirstRand, Ltd.	754,549	3,978
Hascol Petroleum, Ltd. (Å)	1,141,800	2,838	Foschini Group, Ltd. (The)	414,480	5,427
Lucky Cement, Ltd. (Å)	858,430	3,823	Growthpoint Properties, Ltd. (ö)	94,100	187
United Bank, Ltd.	1,510,015	2,140	Liberty Holdings, Ltd.	16,366	144
		8,801	Mr Price Group, Ltd.	249,942	4,471
			Naspers, Ltd. Class N	76,515	18,833
Panama - 0.1%			Nedbank Group, Ltd. (Ñ)	93,692	1,944
Copa Holdings SA Class A	25,022	2,436	Netcare, Ltd. Class H	443,296	910

Peru - 0.4%			Remgro, Ltd.	34,726	573
Credicorp, Ltd.	31,934	7,306	Resilient Property Income(Æ)	27,944	110
Southern Copper Corp.	17,100	844	Reunert, Ltd.	214,106	1,328
		8,150	RMB Holdings, Ltd.	445,782	2,793
			Sanlam, Ltd.	443,421	2,572
Philippines - 0.3%			Sasol, Ltd. - ADR	95,084	3,743
Ayala Land, Inc.	4,078,304	3,138	Shoprite Holdings, Ltd. - ADR	192,170	3,181
BDO Unibank, Inc.	761,920	1,892	Standard Bank Group, Ltd.	929,546	14,389
Manila Electric Co.	29,180	209	Vodacom Group, Ltd. - ADR	49,293	525
Metro Pacific Investments Corp.	26,441,035	2,349			94,908
		7,588
			South Korea - 10.9%
Poland - 0.3%			Amorepacific Corp.	27,275	6,527
Bank Pekao SA	5,310	162	BNK Financial Group, Inc.	252,945	2,031
KGHM Polska Miedz SA(Æ)	164,751	4,349	Coway Co. , Ltd.	48,261	4,054
Powszechna Kasa Oszczednosci Bank			E-MART, Inc.	18,570	3,630
Polski SA	158,080	1,805	F & F Co. , Ltd.	4,446	310
		6,316	GS Engineering & Construction Corp.	49,076	1,992
			GS Holdings Corp.	8,358	402

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 79

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hana Financial Group, Inc.	528,035	21,245	Cheng Shin Rubber Industry Co. , Ltd.	715,000	1,106
Hankook Tire Co. , Ltd.	173,307	6,898	China Development Financial Holding
Hanon Systems	262,325	2,513	Corp.	8,364,000	3,065
Hanssem Co. , Ltd.	2,933	253	China Life Insurance Co. , Ltd.	1,474,803	1,562
Hanwha Corp.	6,195	178	China Petrochemical Development Corp.
Hyundai Mobis Co. , Ltd.	4,100	837	(Æ)	183,000	84
Hyundai Motor Co.	58,402	6,768	China Steel Corp. Class H	2,013,000	1,645
Hyundai Steel Co.	21,735	1,045	Chunghwa Telecom Co. , Ltd.	391,000	1,355
Industrial Bank of Korea	289,655	4,054	Compal Electronics, Inc.	1,886,000	1,173
Kangwon Land, Inc.	9,538	222	Compeq Manufacturing Co. , Ltd.	1,190,000	1,187
KB Financial Group, Inc.	262,867	12,629	CTBC Financial Holding Co. , Ltd.	9,168,200	6,225
Kia Motors Corp.	99,120	2,813	E. Sun Financial Holding Co. , Ltd.	2,227,777	1,556
Korea Electric Power Corp.	113,650	3,384	Eclat Textile Co. , Ltd.	231,350	2,666
Korea Gas Corp. (Æ)	77,612	4,053	Far Eastern New Century Corp.	1,071,000	1,143
Korea Investment Holdings Co. , Ltd.	5,483	352	Far EasTone Telecommunications Co. ,
Korea Kolmar Co. , Ltd.	32,980	2,012	Ltd.	400,000	949
Korea Zinc Co. , Ltd.	5,664	2,095	First Financial Holding Co. , Ltd.	1,991,111	1,370
KT Corp. - ADR	4,600	63	FIT Hon Teng, Ltd. (Þ)	1,322,000	562
KT&G Corp.	9,069	896	Formosa Chemicals & Fibre Corp.	769,000	3,034
Kumho Petrochemical Co. , Ltd.	54,610	5,527	Formosa Petrochemical Corp.	339,000	1,338
LG Chem, Ltd.	3,335	1,123	Formosa Plastics Corp.	1,514,000	5,573
LG Corp. Class H	5,070	342	Foxconn Technology Co. , Ltd.	462,280	1,149
LG Electronics, Inc. Class H	23,619	1,581	Fubon Financial Holding Co. , Ltd.	2,836,000	4,706
LG Household & Health Care, Ltd.	4,335	4,692	Giant Manufacturing Co. , Ltd.	483,047	2,070
Medy-Tox, Inc.	2,744	1,767	Globalwafers Co. , Ltd.	212,000	3,593
POSCO	41,476	12,214	Hiwin Technologies Corp.	161,710	1,596
Samsung Card Co. , Ltd.	44,241	1,402	Hon Hai Precision Industry Co. , Ltd.	2,345,906	6,446
Samsung Electro-Mechanics Co. , Ltd.	38,244	5,271	Hotai Motor Co. , Ltd.	15,000	131
Samsung Electronics Co. , Ltd.	1,839,681	76,321	Hua Nan Financial Holdings Co. , Ltd.	1,704,952	1,023
Samsung Electronics Co. , Ltd. - GDR(Þ)	7,812	8,031	Innolux Corp.	431,000	162
Samsung Electronics Co. , Ltd. - GDR	3,258	2,909	Inventec Corp.	1,537,000	1,230
Samsung Engineering Co. , Ltd. (Æ)	82,137	1,252	Largan Precision Co. , Ltd.	94,600	15,910
Samsung Fire & Marine Insurance Co. ,			Lite-On Technology Corp.	975,107	1,283
Ltd.	2,822	689	MediaTek, Inc.	294,000	2,445
Samsung Heavy Industries Co. , Ltd. (Æ)	375,160	2,175	Mega Financial Holding Co. , Ltd.	2,121,000	1,887
Shinhan Financial Group Co. , Ltd.	190,702	7,451	Micro-Star International Co. , Ltd.	472,000	1,624
SK Holdings Co. , Ltd.	4,667	1,101	Nan Ya Plastics Corp.	213,000	591
SK Hynix, Inc.	223,418	17,234	Nanya Technology Corp.	2,450,000	6,323
SK Innovation Co. , Ltd.	3,782	672	Novatek Microelectronics Corp.	204,000	987
Taeyoung Engineering & Construction			Pegatron Corp.	258,000	575
Co. , Ltd.	22,391	291	Pou Chen Corp. Class B	504,000	555
Woori Bank	369,138	5,591	President Chain Store Corp.	255,000	2,806
		248,892	Primax Electronics, Ltd.	1,045,000	1,968
			Quanta Computer, Inc.	161,000	279
Sri Lanka - 0.1%			Realtek Semiconductor Corp.	1,203,000	4,855
Distilleries Co. of Sri Lanka PLC(Å)	1,418,434	181	Shin Kong Financial Holding Co. , Ltd.	10,100,000	3,836
Melstacorp PLC(Å)(Æ)	4,787,216	1,500	Sinbon Electronics Co. , Ltd.	824,347	2,395
		1,681	Sino-American Silicon Products, Inc. (Æ)	764,000	2,631
			SinoPac Financial Holdings Co. , Ltd.	3,486,035	1,309
Switzerland - 0.1%			Taishin Financial Holding Co. , Ltd.	789,616	387
Coca-Cola HBC AG - ADR(Æ)	85,595	3,070	Taiwan Cement Corp.	660,000	849

Taiwan - 9.8%			Taiwan Cooperative Financial Holding
Advantech Co. , Ltd.	305,494	2,023	Co. , Ltd.	2,247,449	1,374
Airtac International Group	139,099	1,521	Taiwan Mobile Co. , Ltd.	257,000	885
Asia Cement Corp.	1,275,000	1,704	Taiwan Semiconductor Manufacturing
Asustek Computer, Inc.	214,000	1,845	Co. , Ltd.	3,841,382	30,670
AU Optronics Corp.	697,000	301	Taiwan Semiconductor Manufacturing
Catcher Technology Co. , Ltd.	275,104	3,396	Co. , Ltd. - ADR	758,275	31,250
Cathay Financial Holding Co. , Ltd.	3,951,000	6,816	TCI Co. , Ltd.	23,000	437
Chang Hwa Commercial Bank, Ltd.	2,235,744	1,323	Tripod Technology Corp.	1,825,479	5,044

See accompanying notes which are an integral part of this quarterly report.

80 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Uni-President Enterprises Corp.	1,785,000	4,722	United Arab Emirates - 0.7%
United Microelectronics Corp.	22,223,500	12,770	Abu Dhabi Commercial Bank PJSC(Å)	2,352,484	4,536
Walsin Technology Corp.	24,000	274	Aldar Properties PJSC	4,053,280	2,242
Wiwynn Corp.	27,653	333	DP World, Ltd.	130,930	3,031
Yageo Corp.	110,641	2,832	Emaar Properties PJSC	2,129,961	3,064
Yuanta Financial Holding Co. , Ltd.	5,595,000	2,581	NMC Health PLC	73,202	3,645
		223,295			16,518

Thailand - 2.0%			United Kingdom - 0.8%
Airports of Thailand PCL	1,156,500	2,305	Bank of Georgia Group PLC	358,412	8,590
Bangkok Bank PCL	83,100	515	Diageo PLC	43,390	1,595
Bangkok Dusit Medical Services PCL	1,722,300	1,376	Georgia Capital PLC(Æ)	134,131	1,739
Central Pattana PCL	1,209,944	2,758	Royal Dutch Shell PLC Class A	62,104	2,131
Charoen Pokphand Foods PCL	5,219,800	4,277	TBC Bank Group PLC(Å)	134,958	3,111
CP ALL PCL	1,019,600	2,303			17,166
Kasikornbank PCL	384,900	2,514
Krung Thai Bank PCL	928,600	531	United States - 1.0%
Polyplex Thailand PCL	2,902,700	4,471	Alphabet, Inc. Class A(Æ)	1,000	1,227
Pruksa Holding PCL(Å)	3,519,957	2,170	Citigroup, Inc.	15,600	1,121
PTT Exploration & Production PCL	1,093,608	4,554	EPAM Systems, Inc. (Æ)	19,382	2,524
PTT Global Chemical PCL	1,735,000	4,277	Facebook, Inc. Class A(Æ)	11,500	1,985
PTT Public Company, Ltd.	1,425,000	2,184	Huazhu Group, Ltd. - ADR	73,200	2,929
Siam Cement PCL (The)	14,100	191	MasterCard, Inc. Class A	13,252	2,624
Siam Commercial Bank PCL (The)	1,102,400	4,589	Microsoft Corp.	28,353	3,008
Thai Beverage PCL	943,600	527	NVIDIA Corp.	4,000	979
Thai Oil PCL	131,900	318	Raytheon Co.	11,365	2,251
Thai Union Group PCL Class F	4,393,481	2,167	Samsonite International SA(Þ)	590,028	2,242
Tisco Financial Group PCL(Ñ)	1,305,623	3,061	Visa, Inc. Class A	12,653	1,730
TMB Bank PCL	10,515,000	728			22,620

		45,816	Vietnam - 0.7%
Togo - 0.1%			FPT Corp.	185,658	341
Ecobank Transnational, Inc. (Å)(Æ)	45,591,225	2,587	Hoa Phat Group JSC(Æ)	3,877,419	6,219
			Military Commercial Joint Stock Bank	2,625,771	2,644
Turkey - 1.1%			Mobile World Investment Corp. (Å)	1,557,160	7,823
BIM Birlesik Magazalar AS	49,820	717			17,027
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)	4,097,890	1,470	Total Common Stocks
Enka Insaat ve Sanayi AS	1,787,925	1,774	(cost $1,720,297)		2,058,499
Eregli Demir ve Celik Fabrikalari TAS	1,247,485	2,806
Ford Otomotiv Sanayi AS	63,918	766	Preferred Stocks - 1.8%
Haci Omer Sabanci Holding AS	301,814	522	Brazil - 1.1%
Kardemir Karabuk Demir Celik Sanayi			Banco Bradesco SA(Æ)
ve Ticaret AS Class D(Æ)	599,609	536	4.041% (Ÿ)	155,265	1,263
MLP Saglik Hizmetleri AS(Æ)(Þ)	367,000	1,006	Banco do Estado do Rio Grande do Sul
Soda Sanayii AS	61,447	80	SA
TAV Havalimanlari Holding AS	504,930	2,977	7.272% (Ÿ)	284,200	1,191
Tekfen Holding AS	348,620	1,380	Centrais Eletricas Brasileiras SA(Æ)
Tupras Turkiye Petrol Rafinerileri AS	110,563	2,420	0.000% (Ÿ)	123,600	635
Turk Hava Yollari AO(Æ)	1,562,589	5,513	Cia Brasileira de Distribuicao
Turkcell Iletisim Hizmetleri AS	760,818	1,995	1.141% (Ÿ)	121,683	2,696
Turkiye Garanti Bankasi AS	55,998	81	Cia de Transmissao de Energia Eletrica
Turkiye Sise ve Cam Fabrikalari AS	1,679,600	1,709	Paulista
Turkiye Vakiflar Bankasi TAO Class D	534,475	449	12.512% (Ÿ)	175,343	2,866
		26,201	Gerdau SA
			1.754% (Ÿ)	1,237,900	5,501
Ukraine - 0.2%			Investimentos Itau SA
Kernel Holding SA(Å)	176,837	2,453	10.611% (Ÿ)	694,546	1,928
MHP SE - GDR(Å)	260,607	3,271	Itau Unibanco Holding SA
		5,724

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 81

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
7.774% (Ÿ)	710,000		8,513
			24,593

Colombia - 0.1%
Banco Davivienda SA
2.484% (Ÿ)	6,409		79
Bancolombia SA
2.923% (Ÿ)	235,229		2,702
			2,781

Russia - 0.2%
Surgutneftegas OJSC
3.837% (Ÿ)	4,466,538		2,470
Transneft PJSC
7.525% (Ÿ)	421		1,095
			3,565

South Korea - 0.4%
Samsung Electronics Co. , Ltd.
3.326% (Ÿ)	293,506		10,073
Samsung Fire & Marine Insurance Co. ,
Ltd.
5.452% (Ÿ)	502		83
			10,156

Total Preferred Stocks
(cost $35,433)			41,095

Short-Term Investments - 6.2%
United States - 6.2%
U. S. Cash Management Fund(@)	130,309,400	(8)	130,323
United States Treasury Bills
2.022% due 11/01/18 (~)(§)	8,400		8,357
2.060% due 11/29/18 (~)(§)	2,500		2,483
			141,163
Total Short-Term Investments
(cost $141,161)			141,163

Other Securities - 1.2%
U. S. Cash Collateral Fund(×)(@)	27,020,592	(8)	27,021
Total Other Securities
(cost $27,021)			27,021

Total Investments 99.4%
(identified cost $1,923,912)			2,267,778

Other Assets and Liabilities, Net
- 0.6%			13,103
Net Assets - 100.0%			2,280,881

See accompanying notes which are an integral part of this quarterly report.

82 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
4.4%
Abu Dhabi Commercial Bank PJSC	11/02/17	AED	1,423,994	1.94	2,759	2,746
Abu Dhabi Commercial Bank PJSC	01/04/18	AED	928,490	1.98	1,836	1,790
Banca Transilvania SA	10/09/17	RON	5,574,205	0.43	2,423	3,533
Beximco Pharmaceuticals, Ltd.	06/15/15	BDT	2,785,506	0.70	1,957	2,939
BRAC Bank, Ltd.	03/01/16	BDT	9,344,066	0.42	3,921	7,341
China Forestry Holdings Co. , Ltd.	08/27/10	HKD	871,100	0.43	372	—
China Metal Recycling Holdings, Ltd.	11/19/12	HKD	335,400	—	339	—
Cleopatra Hospital	12/26/17	EGP	13,251,904	0.16	2,095	2,745
Commercial International Bank Egypt SAE	01/12/17		308,896	4.21	1,301	1,413
Commercial International Bank Egypt SAE	04/26/18		316,631	5.10	1,616	1,448
Cresud SACIF y A	04/17/18		311,374	15.04	4,684	5,284
Dangote Cement PLC	07/14/14	NGN	3,859,435	0.87	3,350	2,494
Distilleries Co. of Sri Lanka PLC	02/27/18	LKR	1,418,434	0.04	62	181
Eastern Tobacco	10/24/16	EGP	660,639	5.50	3,630	6,091
Ecobank Transnational, Inc.	03/26/15	NGN	45,591,225	0.06	2,529	2,587
Edita Food Industries SAE	05/04/17		622,824	6.40	3,983	3,332
Guaranty Trust Bank PLC	07/19/13		90,192	8.07	728	491
Guaranty Trust Bank PLC	09/11/13	NGN	17,781,355	0.10	1,829	1,965
Guaranty Trust Bank PLC	02/24/17	NGN	34,538,580	0.08	2,679	3,818
Guinness Nigeria PLC	03/17/17	NGN	6,573,277	0.20	1,317	1,743
Hascol Petroleum, Ltd.	05/31/16	PKR	1,141,800	1.63	1,860	2,838
Kernel Holding SA	09/12/14	PLN	176,837	7.83	1,385	2,453
Lekoil, Ltd.	06/05/15	GBP	7,710,727	0.39	3,030	1,985
Lucky Cement, Ltd.	12/15/17	PKR	858,430	4.52	3,879	3,823
Mahindra & Mahindra, Ltd.	03/21/18		405,794	11.52	4,676	5,579
Media Nusantara Citra Tbk PT	07/28/15	IDR	9,667,985	0.14	1,324	662
Melstacorp PLC	04/16/15	LKR	4,787,216	0.46	2,184	1,500
MHP SE	04/22/15		260,607	10.21	2,660	3,271
Mobile World Investment Corp.	12/26/16	VND	1,557,160	2.47	3,843	7,823
Pruksa Holding PCL	04/20/17	THB	3,519,957	0.70	2,467	2,170
Residences Dar Saada	11/02/15	MAD	99,841	16.74	1,671	1,232
Safaricom, Ltd.	09/22/16	KES	9,191,514	0.20	1,879	2,562
Safaricom, Ltd.	01/10/17	KES	12,849,290	0.18	2,282	3,582
Sarana Menara Nusantara Tbk PT	04/28/17	IDR	19,602,500	0.06	1,189	715
Sarantis SA	03/23/15	EUR	193,584	3.90	756	1,587
Siderar SAIC	01/20/17	ARS	3,170,855	0.62	1,968	1,712
TBC Bank Group PLC	10/14/16	GBP	134,958	18.63	2,514	3,111
TMK PJSC	05/02/17		161,880	5.31	859	751
VIVA Kuwait Telecom Co.	07/08/15	KWD	662,906	3.16	2,092	1,600
						100,897
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Index Futures	950	TRY	11,509	08/18	27
FTSE/JSE TOP 40 Index Futures	291	ZAR	149,434	09/18	136
Hang Seng Index Futures	116	HKD	164,894	08/18	(341)
HSCEI Index Futures	299	HKD	164,525	08/18	(69)
KOSPI2 Index Futures	839	KRW	62,495,012	09/18	(2,954)
Mexican Bolsa Index Futures	211	MXN	105,703	09/18	367

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 83

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
MSCI CHINA Free Index Futures	248	USD	10,937	09/18	(1,179)
MSCI Emerging Markets Mini Index Futures	624	USD	34,205	09/18	339
MSCI Taiwan Index Futures	1,086	USD	44,287	08/18	483
SGX NIFTY 50 Index Futures	793	USD	18,044	08/18	336
Short Positions
MSCI Emerging Markets Mini Index Futures	1,263	USD	69,232	09/18	2,556
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(299)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	286	USD	36	08/01/18	—
Bank of America	HKD	383	USD	49	08/01/18	—
Bank of America	ZAR	10,000	USD	714	09/19/18	(41)
Bank of Montreal	USD	7,695	HKD	60,290	09/19/18	(5)
Bank of Montreal	USD	962	MXN	20,090	09/19/18	107
Bank of Montreal	USD	2,253	ZAR	29,958	09/19/18	8
Bank of Montreal	USD	13,417	ZAR	178,400	09/19/18	48
Brown Brothers Harriman	USD	10,204	HKD	80,000	09/19/18	—
Brown Brothers Harriman	GBP	4	USD	6	08/01/18	—
Brown Brothers Harriman	GBP	5	USD	6	08/01/18	—
Brown Brothers Harriman	GBP	91	USD	119	08/01/18	—
Brown Brothers Harriman	HKD	626	USD	80	08/02/18	—
Brown Brothers Harriman	ZAR	5,000	USD	367	09/19/18	(10)
Citibank	USD	162	ARS	4,432	08/01/18	(1)
Citibank	USD	9,552	BRL	36,940	08/02/18	290
Citibank	USD	2,247	INR	155,000	09/19/18	3
Commonwealth Bank of Australia	USD	7,696	HKD	60,290	09/19/18	(6)
Commonwealth Bank of Australia	USD	964	MXN	20,090	09/19/18	105
Commonwealth Bank of Australia	USD	2,255	ZAR	29,958	09/19/18	6
Commonwealth Bank of Australia	USD	13,430	ZAR	178,400	09/19/18	35
Royal Bank of Canada	USD	7,696	HKD	60,290	09/19/18	(7)
Royal Bank of Canada	USD	962	MXN	20,090	09/19/18	108
Royal Bank of Canada	USD	2,250	ZAR	29,958	09/19/18	11
Royal Bank of Canada	USD	13,398	ZAR	178,400	09/19/18	68
Standard Chartered	USD	2,977	KRW	3,300,000	09/19/18	(11)
State Street	USD	33	BRL	124	08/01/18	—
State Street	USD	43	BRL	160	08/01/18	—
State Street	USD	94	BRL	350	08/01/18	(1)
State Street	USD	108	BRL	405	08/02/18	—
State Street	USD	176	BRL	661	08/02/18	—
State Street	USD	274	BRL	1,019	08/02/18	(2)
State Street	USD	32	HKD	255	08/01/18	—
State Street	USD	3,827	HKD	30,000	09/19/18	(1)
State Street	USD	1,457	INR	100,000	09/19/18	(5)
State Street	USD	3,918	INR	270,000	09/19/18	2
State Street	USD	16,706	INR	1,140,000	09/19/18	(157)
State Street	USD	104	KRW	115,622	08/01/18	—
State Street	USD	115	KRW	128,194	08/01/18	—
State Street	USD	903	KRW	1,000,000	09/19/18	(4)
State Street	USD	2,251	KRW	2,500,000	09/19/18	(4)
State Street	USD	5,456	KRW	6,000,000	09/19/18	(62)
State Street	USD	8,878	KRW	9,520,000	09/19/18	(321)
State Street	USD	30,775	KRW	33,000,000	09/19/18	(1,111)
State Street	USD	492	MXN	10,000	09/19/18	41
State Street	USD	110	MYR	445	08/01/18	—
State Street	USD	108	MYR	438	08/02/18	—
State Street	USD	69	TRY	338	08/01/18	—
State Street	USD	310	TRY	1,500	09/19/18	(12)
State Street	USD	2,405	TRY	11,323	09/19/18	(155)
State Street	USD	886	ZAR	12,000	09/19/18	20

See accompanying notes which are an integral part of this quarterly report.

84 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1,456	ZAR	20,000	09/19/18	53
State Street	BRL	276	USD	73	08/01/18	—
State Street	GBP	38	USD	50	08/01/18	—
State Street	GBP	63	USD	82	08/01/18	—
State Street	GBP	4	USD	5	08/02/18	—
State Street	HKD	366	USD	47	08/01/18	—
State Street	HKD	25,000	USD	3,191	09/19/18	2
State Street	HKD	70,000	USD	8,929	09/19/18	1
State Street	IDR	153,865	USD	11	08/01/18	—
State Street	IDR	81,053	USD	6	08/02/18	—
State Street	INR	70,000	USD	1,023	09/19/18	7
State Street	INR	425,000	USD	6,189	09/19/18	20
State Street	KRW	400,000	USD	357	09/19/18	(3)
State Street	KRW	2,000,000	USD	1,863	09/19/18	65
State Street	KRW	9,000,000	USD	8,130	09/19/18	39
State Street	MXN	475	USD	26	08/01/18	—
State Street	MXN	5,200	USD	248	09/19/18	(28)
State Street	MYR	120	USD	30	08/01/18	—
State Street	TRY	142	USD	29	08/01/18	—
State Street	TRY	500	USD	106	09/19/18	7
State Street	ZAR	145	USD	11	08/01/18	—
State Street	ZAR	1,482	USD	113	08/01/18	—
State Street	ZAR	9,000	USD	675	09/19/18	(5)
State Street	ZAR	10,000	USD	716	09/19/18	(39)
State Street	ZAR	10,000	USD	749	09/19/18	(6)
UBS	USD	9,889	BRL	36,940	09/05/18	(85)
UBS	USD	7,696	HKD	60,290	09/19/18	(6)
UBS	USD	962	MXN	20,090	09/19/18	107
UBS	USD	2,250	ZAR	29,958	09/19/18	12
UBS	USD	13,397	ZAR	178,400	09/19/18	69
UBS	BRL	36,940	USD	9,927	08/02/18	85
Westpac	USD	7,696	HKD	60,290	09/19/18	(6)
Westpac	USD	963	MXN	20,090	09/19/18	107
Westpac	USD	2,252	ZAR	29,958	09/19/18	9
Westpac	USD	13,410	ZAR	178,400	09/19/18	55
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(604)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
				Total Return on Underlying
Bovespa Future Index	Goldman Sachs	BRL	33,626	Reference Entity(4)	08/15/18	—	760	760
				Total Return on Underlying
Bovespa Future Index	Goldman Sachs	BRL	4,257	Reference Entity(4)	08/15/18	—	133	133
Total Open Total Return Swap Contracts (å)						—	893	893

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 85

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$25,719	$—	$—	$—	$25,719
Austria	—	2,167	—	—	2,167
Bangladesh	—	10,280	—	—	10,280
Brazil	108,574	—	—	—	108,574
Cambodia	—	5,454	—	—	5,454
Canada	1,144	—	—	—	1,144
Chile	14,030	—	—	—	14,030
China	104,833	414,854	68	—	519,755
Colombia	4,624	—	—	—	4,624
Czech Republic	—	2,657	—	—	2,657
Egypt	3,332	16,511	—	—	19,843
France	—	6,104	—	—	6,104
Germany	—	180	—	—	180
Greece	—	6,974	—	—	6,974
Guernsey	—	5,720	—	—	5,720
Hong Kong	—	89,648	816	—	90,464
Hungary	—	7,091	—	—	7,091
India	27,279	181,654	—	—	208,933
Indonesia	—	29,177	—	—	29,177
Ireland	2,112	—	—	—	2,112
Japan	—	9,447	—	—	9,447
Jersey	—	2,238	—	—	2,238
Kenya	—	6,808	—	—	6,808
Kuwait	—	8,438	—	—	8,438
Luxembourg	4,108	—	—	—	4,108
Macao	—	11,057	—	—	11,057
Malaysia	—	10,231	—	—	10,231
Mexico	52,785	—	—	—	52,785
Morocco	—	1,232	—	—	1,232
Nigeria	—	12,496	—	—	12,496
Pakistan	—	8,801	—	—	8,801
Panama	2,436	—	—	—	2,436
Peru	8,150	—	—	—	8,150
Philippines	—	7,588	—	—	7,588
Poland	—	6,316	—	—	6,316
Romania	—	6,886	—	—	6,886
Russia	19,846	83,129	—	—	102,975
South Africa	3,669	91,239	—	—	94,908
South Korea	8,094	240,798	—	—	248,892
Sri Lanka	—	1,681	—	—	1,681
Switzerland	—	3,070	—	—	3,070
Taiwan	31,250	192,045	—	—	223,295
Thailand	—	45,816	—	—	45,816

See accompanying notes which are an integral part of this quarterly report.

86 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Togo	—	2,587	—	—	2,587
Turkey	—	26,201	—	—	26,201
Ukraine	—	5,724	—	—	5,724
United Arab Emirates	—	16,518	—	—	16,518
United Kingdom	—	17,166	—	—	17,166
United States	20,378	2,242	—	—	22,620
Vietnam	—	17,027	—	—	17,027
Preferred Stocks	27,374	13,721	—	—	41,095
Short-Term Investments	—	10,840	—	130,323	141,163
Other Securities	—	—	—	27,021	27,021
Total Investments	469,737	1,639,813	884	157,344	2,267,778

Other Financial Instruments
Assets
Futures Contracts	4,244	—	—	—	4,244
Foreign Currency Exchange Contracts	1	1,489	—	—	1,490
Total Return Swap Contracts	—	893	—	—	893
Liabilities
Futures Contracts	(4,543)	—	—	—	(4,543)
Foreign Currency Exchange Contracts	(7)	(2,087)	—	—	(2,094)
Total Other Financial Instruments*	$(305)	$295	$—	$—	$(10)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	239,574
Consumer Staples	118,891
Energy	178,034
Financial Services	603,541
Health Care	54,820
Materials and Processing	188,370
Producer Durables	142,388
Technology	478,906
Utilities	95,070

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 87

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Short-Term Investments	141,163
Other Securities	27,021
Total Investments	2,267,778

See accompanying notes which are an integral part of this quarterly report.

88 Emerging Markets Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.1%			Consumer Staples - 4.2%
Consumer Discretionary - 13.9%			Altria Group, Inc.	177,596	10,421
Advance Auto Parts, Inc.	9,135	1,290	Archer-Daniels-Midland Co.	70,613	3,408
Amazon. com, Inc. (Æ)	38,703	68,793	Coca-Cola Co. (The)	79,495	3,707
AutoZone, Inc. (Æ)	2,451	1,729	Colgate-Palmolive Co.	65,858	4,413
Best Buy Co. , Inc.	19,236	1,443	Constellation Brands, Inc. Class A	18,440	3,877
CarMax, Inc. (Æ)	106,712	7,969	CVS Health Corp.	207,896	13,484
Carnival Corp.	33,351	1,976	Energizer Holdings, Inc.	9,124	581
CBS Corp. Class B	23,776	1,252	Hershey Co. (The)	4,970	488
Charter Communications, Inc. Class A(Æ)	15,373	4,682	Keurig Dr Pepper, Inc.	14,940	359
Comcast Corp. Class A	424,525	15,190	Kimberly-Clark Corp.	12,180	1,387
Costco Wholesale Corp.	14,398	3,149	Kraft Heinz Co. (The)	22,930	1,382
DISH Network Corp. Class A(Æ)	6,400	202	Kroger Co. (The)	28,400	824
Dollar General Corp.	5,400	530	Molson Coors Brewing Co. Class B	22,888	1,533
Dollar Tree, Inc. (Æ)	121,561	11,096	Mondelez International, Inc. Class A	613,093	26,595
DR Horton, Inc.	15,748	688	PepsiCo, Inc.	146,623	16,861
eBay, Inc. (Æ)	5,789	194	Philip Morris International, Inc.	155,360	13,408
Estee Lauder Cos. , Inc. (The) Class A	67,854	9,156	Procter & Gamble Co. (The)	48,184	3,897
Expedia, Inc.	5,900	790	Tyson Foods, Inc. Class A	47,925	2,763
Foot Locker, Inc.	40,119	1,958	Unilever NV	237,951	13,673
Ford Motor Co.	1,297,106	13,023	Walgreens Boots Alliance, Inc.	13,767	931
Gap, Inc. (The)	45,627	1,377			123,992
General Motors Co.	66,782	2,532
Hilton Worldwide Holdings, Inc.	88,989	7,000	Energy - 6.9%
Home Depot, Inc. (The)	75,922	14,996	Anadarko Petroleum Corp.	561	41
Interpublic Group of Cos. , Inc. (The)	365,781	8,248	Andeavor(Æ)	28,768	4,317
Lennar Corp. Class A	2,800	146	BP PLC - ADR	384,451	17,335
Lennar Corp. Class B	56	2	Cabot Oil & Gas Corp.	42,924	1,009
Lowe's Cos. , Inc.	185,439	18,422	Cenovus Energy, Inc.	557,962	5,602
Macy's, Inc.	12,300	489	Chevron Corp.	135,707	17,136
McDonald's Corp.	16,225	2,556	Concho Resources, Inc. (Æ)	15,388	2,244
Michael Kors Holdings, Ltd. (Æ)	23,412	1,562	ConocoPhillips	106,842	7,711
Netflix, Inc. (Æ)	26,790	9,040	Core Laboratories NV	114,305	12,816
Newell Rubbermaid, Inc.	198,168	5,190	Devon Energy Corp.	11,954	538
News Corp. Class A	471,344	7,103	Diamondback Energy, Inc.	17,799	2,349
Nike, Inc. Class B	217,217	16,706	Enbridge, Inc.	16,005	567
Omnicom Group, Inc.	125,289	8,624	EOG Resources, Inc.	37,322	4,812
O'Reilly Automotive, Inc. (Æ)	47,554	14,552	Exxon Mobil Corp.	175,478	14,303
PulteGroup, Inc.	44,100	1,256	Halliburton Co.	163,440	6,933
PVH Corp.	3,783	581	Marathon Petroleum Corp.	67,913	5,489
Ross Stores, Inc.	96,252	8,415	Murphy Oil Corp.	156,380	5,201
Royal Caribbean Cruises, Ltd.	19,702	2,222	National Oilwell Varco, Inc.	77,274	3,757
Sensata Technologies Holding PLC(Æ)	212,069	11,530	Occidental Petroleum Corp.	160,493	13,470
Starbucks Corp.	256,298	13,427	PBF Energy, Inc. Class A	130,738	6,105
Target Corp.	126,985	10,245	Phillips 66	160,339	19,777
Tiffany & Co.	3,218	443	Pioneer Natural Resources Co.	22,487	4,256
TJX Cos. , Inc.	162,435	15,798	Royal Dutch Shell PLC Class A - ADR	181,225	12,390
Twenty-First Century Fox, Inc. Class A	120,086	5,404	Schlumberger, Ltd.	430,730	29,084
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	45,560	11,134	Valero Energy Corp.	67,827	8,027
VF Corp.	26,000	2,394	Williams Cos. , Inc. (The)	14,626	435
Wal-Mart Stores, Inc.	258,466	23,063			205,704
Walt Disney Co. (The)	211,067	23,969
Whirlpool Corp.	15,713	2,060	Financial Services - 21.2%
Wyndham Hotels & Resorts, Inc.	77,055	4,469	Aflac, Inc.	41,460	1,930
Wyndham Worldwide Corp.	77,055	3,554	Alliance Data Systems Corp.	50,024	11,249
Yum China Holdings, Inc.	29,534	1,066	Allstate Corp. (The)	21,011	1,999
Yum! Brands, Inc.	113,559	9,004	American Express Co.	143,587	14,290
		413,689	American International Group, Inc.	195,556	10,797
			American Tower Corp. (ö)	148,692	22,042
			Ameriprise Financial, Inc.	49,854	7,262

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 89

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Aon PLC	38,352	5,505	Torchmark Corp.	15,702	1,383
Arthur J Gallagher & Co.	10,292	734	Total System Services, Inc.	52,282	4,786
AvalonBay Communities, Inc. (ö)	7,200	1,273	Travelers Cos. , Inc. (The)	9,009	1,172
AXA Equitable Holdings, Inc.	161,782	3,558	UBS Group AG(Æ)	415,861	6,828
Axis Capital Holdings, Ltd.	75,021	4,243	US Bancorp	387,470	20,540
Bank of America Corp.	1,523,017	47,030	Visa, Inc. Class A	289,631	39,603
Bank of New York Mellon Corp. (The)	16,659	891	Voya Financial, Inc.	210,458	10,632
BB&T Corp.	48,252	2,452	Wells Fargo & Co.	436,475	25,006
Berkshire Hathaway, Inc. Class B(Æ)	148,296	29,342	XL Group, Ltd.	182,758	10,276
BlackRock, Inc. Class A	4,909	2,468	Zions Bancorporation	31,613	1,634
Brighthouse Financial, Inc. (Æ)	9,932	431			629,780
Capital One Financial Corp.	212,325	20,026
Cboe Global Markets, Inc.	19,744	1,918	Health Care - 13.1%
Charles Schwab Corp. (The)	64,673	3,302	Abbott Laboratories	133,144	8,726
Chubb, Ltd.	90,347	12,623	AbbVie, Inc.	132,743	12,243
Citigroup, Inc.	327,230	23,525	Aetna, Inc.	38,535	7,260
Citizens Financial Group, Inc.	237,550	9,450	Alexion Pharmaceuticals, Inc. (Æ)	5,448	724
CME Group, Inc. Class A	2,510	399	Align Technology, Inc. (Æ)	12,261	4,373
Comerica, Inc.	60,506	5,865	Allergan PLC	47,546	8,753
Discover Financial Services	29,578	2,112	Amgen, Inc.	53,187	10,454
E*Trade Financial Corp. (Æ)	9,873	591	Anthem, Inc. (Æ)	56,128	14,200
Equinix, Inc. (Æ)(ö)	27,247	11,969	Baxter International, Inc.	15,579	1,129
Everest Re Group, Ltd.	900	197	Becton Dickinson and Co.	75,049	18,790
Fidelity National Information Services, Inc.	28,156	2,904	Biogen, Inc. (Æ)	25,679	8,586
Fifth Third Bancorp	292,049	8,642	Boston Scientific Corp. (Æ)	131,115	4,407
First Republic Bank	88,841	8,783	Bristol-Myers Squibb Co.	81,156	4,768
FleetCor Technologies, Inc. (Æ)	68,567	14,879	Cardinal Health, Inc.	103,649	5,177
Goldman Sachs Group, Inc. (The)	53,346	12,666	Celgene Corp. (Æ)	37,335	3,364
Hartford Financial Services Group, Inc.	64,859	3,418	Centene Corp. (Æ)	85,734	11,174
HCP, Inc. (ö)	137,559	3,563	Cerner Corp. (Æ)	88,688	5,506
Huntington Bancshares, Inc.	88,136	1,361	Cigna Corp.	70,694	12,684
Intercontinental Exchange, Inc.	163,857	12,111	Eli Lilly & Co.	57,295	5,661
Invesco, Ltd.	31,200	842	Envision Healthcare Corp. (Æ)	72,192	3,195
JPMorgan Chase & Co.	244,178	28,068	Express Scripts Holding Co. (Æ)	119,918	9,529
KeyCorp	259,448	5,415	Gilead Sciences, Inc.	87,593	6,817
KKR & Co. , Inc. Class A	76,970	2,107	Humana, Inc.	24,031	7,550
Lincoln National Corp.	17,531	1,194	Intuitive Surgical, Inc. (Æ)	3,593	1,826
Loews Corp.	191,871	9,743	Johnson & Johnson	272,929	36,168
M&T Bank Corp.	19,734	3,421	Laboratory Corp. of America Holdings(Æ)	31,423	5,510
Markel Corp. (Æ)	16,756	19,605	McKesson Corp.	89,309	11,217
MasterCard, Inc. Class A	15,196	3,009	Medtronic PLC	71,872	6,485
MetLife, Inc.	249,750	11,424	Merck & Co. , Inc.	349,639	23,031
Moody's Corp.	58,542	10,018	Mylan NV(Æ)	210,354	7,848
Morgan Stanley	291,074	14,717	Novo Nordisk A/S - ADR	264,974	13,188
Nasdaq, Inc.	6,641	607	Pfizer, Inc.	619,978	24,756
Northern Trust Corp.	1,827	200	Quest Diagnostics, Inc.	12,639	1,361
PayPal Holdings, Inc. (Æ)	100,162	8,227	Regeneron Pharmaceuticals, Inc. (Æ)	40,333	14,843
People's United Financial, Inc.	530,656	9,674	Sanofi - ADR	124,928	5,417
PNC Financial Services Group, Inc. (The)	47,336	6,856	Stryker Corp.	13,945	2,277
Progressive Corp. (The)	24,788	1,488	Teleflex, Inc.	27,359	7,461
Prologis, Inc. (ö)	9,600	630	Thermo Fisher Scientific, Inc.	34,905	8,186
Prudential Financial, Inc.	7,700	777	UnitedHealth Group, Inc.	138,483	35,067
Raymond James Financial, Inc.	6,917	634	Universal Health Services, Inc. Class B	4,417	539
Regions Financial Corp.	438,990	8,170	Varian Medical Systems, Inc. (Æ)	9,192	1,061
Simon Property Group, Inc. (ö)	4,200	740	Vertex Pharmaceuticals, Inc. (Æ)	15,340	2,685
State Street Corp.	266,412	23,527	Zimmer Biomet Holdings, Inc.	25,002	3,138
SunTrust Banks, Inc.	50,526	3,641	Zoetis, Inc. Class A	13,700	1,185
SVB Financial Group(Æ)	3,552	1,094			388,319
Synchrony Financial	135,264	3,915
TD Ameritrade Holding Corp.	6,600	377

See accompanying notes which are an integral part of this quarterly report.

90 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Materials and Processing - 3.1%			Raytheon Co.	79,717	15,786
AdvanSix, Inc. (Æ)	13,686	554	Rockwell Collins, Inc.	18,830	2,617
Air Products & Chemicals, Inc.	1,928	317	Roper Technologies, Inc.	45,475	13,729
Ball Corp.	28,448	1,109	Southwest Airlines Co.	180,729	10,511
Celanese Corp. Class A	51,943	6,135	Stanley Black & Decker, Inc.	80,523	12,036
CRH PLC - ADR	13,895	476	TopBuild Corp. (Æ)	3,805	283
Crown Holdings, Inc. (Æ)	14,346	649	TransDigm Group, Inc.	30,454	11,437
DowDuPont, Inc.	255,149	17,547	Union Pacific Corp.	57,199	8,574
Eastman Chemical Co.	26,827	2,780	United Continental Holdings, Inc. (Æ)	18,923	1,521
Ecolab, Inc.	195,969	27,572	United Technologies Corp.	78,052	10,595
Fastenal Co.	35,545	2,024	Waste Management, Inc.	4,229	381
Ingersoll-Rand PLC	29,947	2,950	Worldpay, Inc. Class A(Æ)	7,784	640
Ingevity Corp. (Æ)	4,417	440	XPO Logistics, Inc. (Æ)	167,456	16,699
International Paper Co.	19,210	1,032			293,102
Martin Marietta Materials, Inc.	6,899	1,376
Masco Corp.	34,631	1,397	Technology - 23.0%
PPG Industries, Inc.	4,260	471	Adobe Systems, Inc. (Æ)	118,355	28,959
Praxair, Inc.	122,262	20,479	Akamai Technologies, Inc. (Æ)	36,306	2,732
Rio Tinto PLC - ADR	37,916	2,104	Alphabet, Inc. Class A(Æ)	14,200	17,427
Versum Materials, Inc.	1,866	72	Alphabet, Inc. Class C(Æ)	47,928	58,342
WestRock Co.	26,503	1,537	Amphenol Corp. Class A	48,221	4,509
		91,021	Analog Devices, Inc.	130,156	12,513
			Apple, Inc.	397,423	75,627
Producer Durables - 9.9%			Applied Materials, Inc.	93,078	4,526
3M Co.	8,658	1,838	Autodesk, Inc. (Æ)	106,523	13,682
Accenture PLC Class A	43,472	6,926	Booking Holdings, Inc. (Æ)	5,043	10,231
Adient PLC	44,560	2,122	Broadcom, Inc.	42,023	9,319
Allegion PLC	24,701	2,014	CA, Inc.	304,243	13,451
Apergy Corp. (Æ)	48,947	2,007	CDK Global Inc.	996	62
Aptiv PLC	17,118	1,679	Cisco Systems, Inc.	367,086	15,524
Automatic Data Processing, Inc.	80,537	10,872	Citrix Systems, Inc. (Æ)	9,099	1,001
Boeing Co. (The)	1,716	611	Cognizant Technology Solutions Corp. Class
CSX Corp.	63,100	4,460	A	168,125	13,702
Danaher Corp.	8,637	886	Corning, Inc.	215,024	7,134
Deere & Co.	12,783	1,851	Dell Technologies, Inc. Class V(Æ)	37,063	3,429
Delphi Technologies PLC	5,706	258	DXC Technology Co.	21,389	1,813
Delta Air Lines, Inc.	89,351	4,862	Electronic Arts, Inc. (Æ)	90,793	11,690
Dover Corp.	97,895	8,123	F5 Networks, Inc. (Æ)	38,770	6,644
Eaton Corp. PLC	29,240	2,432	Facebook, Inc. Class A(Æ)	231,310	39,919
Emerson Electric Co.	13,090	946	Hewlett Packard Enterprise Co.	751,984	11,611
Expeditors International of Washington, Inc.	11,258	858	HP, Inc. (Æ)	376,239	8,684
FedEx Corp.	1,662	409	Intel Corp.	257,609	12,391
Flir Systems, Inc.	85,857	5,031	International Business Machines Corp.	56,902	8,247
Fortive Corp.	123,468	10,134	Intuit, Inc.	95,933	19,593
General Dynamics Corp.	47,303	9,449	Juniper Networks, Inc.	313,896	8,268
General Electric Co.	692,650	9,441	KLA-Tencor Corp.	5,800	681
Honeywell International, Inc.	247,555	39,522	Lam Research Corp.	32,264	6,151
Illinois Tool Works, Inc.	1,831	262	Microchip Technology, Inc.	109,424	10,223
JB Hunt Transport Services, Inc.	72,014	8,634	Micron Technology, Inc. (Æ)	116,912	6,172
Johnson Controls International PLC(Æ)	242,901	9,111	Microsoft Corp.	714,446	75,789
Kansas City Southern	70,675	8,217	Motorola Solutions, Inc.	90,520	10,980
L3 Technologies, Inc.	8,688	1,863	NVIDIA Corp.	67,066	16,422
Lockheed Martin Corp.	1,670	545	NXP Semiconductors NV(Æ)	44,519	4,244
Mettler-Toledo International, Inc. (Æ)	24,329	14,415	Oracle Corp.	842,889	40,189
Norfolk Southern Corp.	47,738	8,068	Perspecta, Inc.	10,694	232
Northrop Grumman Corp.	22,632	6,801	Qorvo, Inc. (Æ)	69,199	5,658
nVent Electric PLC	6,066	166	QUALCOMM, Inc.	163,114	10,454
PACCAR, Inc.	46,767	3,074	Red Hat, Inc. (Æ)	97,082	13,711
Parker-Hannifin Corp.	800	135	Salesforce. com, Inc. (Æ)	135,344	18,562
Pentair PLC	6,066	271	SAP SE - ADR	77,896	9,039

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 91

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Seagate Technology PLC	20,124		1,059
Skyworks Solutions, Inc.	63,661		6,021
Synopsys, Inc. (Æ)	19,662		1,758
TE Connectivity, Ltd.	81,737		7,648
Texas Instruments, Inc.	91,057		10,136
VeriSign, Inc. (Æ)	26,378		3,831
Western Digital Corp.	487		34
Xilinx, Inc.	23,952		1,726
			681,750

Utilities - 2.8%
American Electric Power Co. , Inc.	26,048		1,853
AT&T, Inc.	492,230		15,736
California Resources Corp. (Æ)	1,158		42
Cheniere Energy, Inc. (Æ)	5,800		368
CMS Energy Corp.	37,178		1,797
Dominion Energy, Inc.	4,273		306
Duke Energy Corp.	16,508		1,347
Edison International	135,877		9,053
Entergy Corp.	119,535		9,716
Exelon Corp.	238,562		10,139
NextEra Energy, Inc.	52,989		8,878
NiSource, Inc.	38,538		1,009
Public Service Enterprise Group, Inc.	56,006		2,888
Sempra Energy	14,900		1,722
Southern Co. (The)	26,456		1,286
T-Mobile US, Inc. (Æ)	28,544		1,713
Verizon Communications, Inc.	259,073		13,379
Xcel Energy, Inc.	52,786		2,474
			83,706

Total Common Stocks
(cost $1,934,815)			2,911,063

Short-Term Investments - 2.8%
U. S. Cash Management Fund(@)	76,604,803	(8)	76,612
United States Treasury Bills
1.787% due 08/16/18 (~)	5,000		4,996
2.060% due 11/29/18 (~)	1,500		1,490
Total Short-Term Investments
(cost $83,096)			83,098

Total Investments 100.9%
(identified cost $2,017,911)			2,994,161

Other Assets and Liabilities, Net
- (0.9%)			(26,662)
Net Assets - 100.0%			2,967,499

See accompanying notes which are an integral part of this quarterly report.

92 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	233	USD	32,819	09/18	471
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					471

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$413,689	$—	$—	$—	$413,689
Consumer Staples	123,992	—	—	—	123,992
Energy	205,704	—	—	—	205,704
Financial Services	629,780	—	—	—	629,780
Health Care	388,319	—	—	—	388,319
Materials and Processing	91,021	—	—	—	91,021
Producer Durables	293,102	—	—	—	293,102
Technology	681,750	—	—	—	681,750
Utilities	83,706	—	—	—	83,706
Short-Term Investments	—	6,486	—	76,612	83,098
Total Investments	2,911,063	6,486	—	76,612	2,994,161

Other Financial Instruments
Assets
Futures Contracts	471	—	—	—	471
Total Other Financial Instruments*	$471	$—	$—	$—	$471

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 93

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.2%			KAR Auction Services, Inc.	23,734	1,411
Consumer Discretionary - 14.0%			Lear Corp.	2,582	465
1-800-Flowers. com, Inc. Class A(Æ)	14,360	208	Leggett & Platt, Inc.	6,868	299
Aaron's, Inc. Class A	5,967	258	Liberty Braves Group Class C(Æ)	45,066	1,161
American Axle & Manufacturing Holdings,			Liberty Broadband Corp. Class C(Æ)	633	50
Inc. (Æ)	8,987	150	Liberty Media Corp. -Liberty Formula One
Aramark	13,373	538	Class C(Æ)	7,273	256
Barnes & Noble Education, Inc. (Æ)	46,387	261	Liberty SiriusXM Group Class C(Æ)	28,550	1,348
Beazer Homes USA, Inc. (Æ)	83,830	1,074	Lithia Motors, Inc. Class A	1,317	117
Bed Bath & Beyond, Inc.	12,801	240	LKQ Corp. (Æ)	63,022	2,113
Big Lots, Inc. (Ñ)	24,850	1,079	Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	67,756	1,310
Bloomin' Brands, Inc.	15,792	305	Matthews International Corp. Class A	26,022	1,367
Brinker International, Inc. (Ñ)	5,264	248	Michael Kors Holdings, Ltd. (Æ)	10,939	730
Brunswick Corp.	684	44	Monro Muffler Brake, Inc. (Ñ)	28,154	1,899
Buckle, Inc. (The)(Ñ)	20,358	490	Murphy USA, Inc. (Æ)	1,877	149
Burlington Stores, Inc. (Æ)	14,503	2,216	National Presto Industries, Inc. (Ñ)	425	53
Cable One, Inc.	1,352	979	Nielsen Holdings PLC	19,370	456
Caesars Entertainment Corp. (Æ)	132,196	1,494	Nutrisystem, Inc.	5,461	218
Callaway Golf Co.	14,281	275	NVR, Inc. (Æ)	62	171
Capella Education Co.	9,579	996	Ollie's Bargain Outlet Holdings, Inc. (Æ)	56,835	3,950
Carter's, Inc.	8,753	918	Oxford Industries, Inc.	8,339	768
Cheesecake Factory, Inc. (The)(Ñ)	69,114	3,872	Points International, Ltd. (Æ)	16,316	237
Chegg, Inc. (Æ)	37,464	1,038	Polaris Industries, Inc.	7,336	773
Chico's FAS, Inc.	10,882	95	Pool Corp.	18,158	2,783
Cimpress NV(Æ)	544	80	PulteGroup, Inc.	26,598	758
Cinemark Holdings, Inc.	7,787	280	Qurate Retail Group Class A(Æ)	40,386	860
Columbia Sportswear Co.	798	69	Ralph Lauren Corp. Class A	28,453	3,841
Conn's, Inc. (Æ)	38,337	1,300	Red Robin Gourmet Burgers, Inc. (Æ)	2,684	127
Cooper Tire & Rubber Co. (Ñ)	12,768	365	REV Group, Inc. (Ñ)	14,107	242
Dana Holding Corp.	9,122	195	Scholastic Corp.	30,189	1,261
Dave & Buster's Entertainment, Inc. (Æ)	9,920	488	Service Corp. International	14,869	585
Deckers Outdoor Corp. (Æ)	10,198	1,151	ServiceMaster Global Holdings, Inc. (Æ)	15,351	875
DineEquity, Inc. (Ñ)	22,666	1,610	Shoe Carnival, Inc.	6,564	206
Domino's Pizza, Inc.	7,308	1,920	Shutterfly, Inc. (Æ)(Ñ)	17,230	1,417
Dorman Products, Inc. (Æ)	22,824	1,705	Signet Jewelers, Ltd.	1,000	58
DSW, Inc. Class A(Ñ)	46,952	1,288	Skechers U. S. A. , Inc. Class A(Æ)	31,921	885
Eldorado Resorts, Inc. (Æ)(Ñ)	79,622	3,412	SodaStream International, Ltd. (Æ)	11,459	1,000
Ethan Allen Interiors, Inc.	16,293	367	Standard Motor Products, Inc.	5,403	263
Expedia, Inc.	4,492	601	Strategic Eduation, Inc. (Æ)	6,122	721
First Cash Financial Services, Inc.	15,685	1,274	Taylor Morrison Home Corp. Class A(Æ)	9,562	187
Five Below, Inc. (Æ)	38,232	3,715	TEGNA, Inc.	6,655	73
Fortress Transportation & Infrastructure			Tenneco, Inc.	17,840	822
Investors LLC	83,177	1,550	Thor Industries, Inc.	5,898	559
Fortune Brands Home & Security, Inc.	19,748	1,145	Tiffany & Co.	4,995	687
GameStop Corp. Class A(Ñ)	14,268	206	Toll Brothers, Inc.	33,625	1,186
Gannett Co. , Inc.	3,383	36	Tractor Supply Co.	1,902	148
Gentex Corp.	12,980	301	tronc, Inc. (Æ)	28,181	441
Gentherm, Inc. (Æ)	63,031	2,855	Tupperware Brands Corp.	2,897	106
Goodyear Tire & Rubber Co. (The)	9,881	239	Urban Outfitters, Inc. (Æ)	23,046	1,023
Graham Holdings Co. Class B	599	335	Vail Resorts, Inc.	589	163
Grand Canyon Education, Inc. (Æ)	17,658	2,058	WABCO Holdings, Inc. (Æ)	3,472	436
Guess?, Inc. (Ñ)	19,942	452	Wyndham Hotels & Resorts, Inc.	32,536	1,887
H&R Block, Inc.	13,659	344	Wyndham Worldwide Corp.	25,375	1,170
Hamilton Beach Brands Holding Co. Class A	7,419	188			94,602
Hanesbrands, Inc. (Ñ)	10,236	228
ILG, Inc. (Æ)	8,884	305	Consumer Staples - 3.2%
Interpublic Group of Cos. , Inc. (The)(Ñ)	40,043	903	Andersons, Inc. (The)	1,780	63
J Alexander's Holdings, Inc. (Å)(Æ)	80,815	865	Calavo Growers, Inc. (Ñ)	2,042	189
Jack in the Box, Inc. (Ñ)	20,536	1,730	Casey's General Stores, Inc.	17,162	1,877
John Wiley & Sons, Inc. Class A	3,050	193	Church & Dwight Co. , Inc.	5,862	328

See accompanying notes which are an integral part of this quarterly report.

94 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Core-Mark Holding Co. , Inc.	22,805	551	American Equity Investment Life Holding
Energizer Holdings, Inc. (Æ)	63,929	3,939	Co.	110,269	3,940
Hain Celestial Group, Inc. (The)(Æ)(Ñ)	46,371	1,319	American Financial Group, Inc.	4,297	484
Herbalife, Ltd. (Æ)	2,492	129	American Homes 4 Rent Class A(ö)	43,495	963
Ingredion, Inc.	20,438	2,070	American National Insurance Co.	1,564	202
J&J Snack Foods Corp.	4,442	644	Apartment Investment & Management Co.
JM Smucker Co. (The)	6,464	718	Class A(ö)	7,894	337
Lancaster Colony Corp.	8,002	1,161	Arch Capital Group, Ltd. (Æ)	6,306	193
Medifast, Inc.	7,437	1,277	Ares Capital Corp.	2,664	45
MGP Ingredients, Inc. (Ñ)	5,280	433	Argo Group International Holdings, Ltd.	33,529	2,097
Nomad Foods, Ltd. (Æ)	103,406	1,965	Arthur J Gallagher & Co.	4,489	320
Nu Skin Enterprises, Inc. Class A	2,533	184	Ashford Hospitality Trust, Inc. (ö)	46,366	366
PetMed Express, Inc. (Ñ)	17,579	653	Aspen Insurance Holdings, Ltd.	7,130	288
Post Holdings, Inc. (Æ)	5,407	468	Associated Banc-Corp.	2,240	60
Sanderson Farms, Inc. (Ñ)	16,357	1,649	Assurant, Inc. (Ñ)	5,539	611
Seaboard Corp.	67	244	Assured Guaranty, Ltd.	12,463	485
TreeHouse Foods, Inc. (Æ)	12,630	600	Athene Holding, Ltd. Class A(Æ)	11,194	513
Tyson Foods, Inc. Class A	7,749	447	Axis Capital Holdings, Ltd. (Ñ)	5,244	297
Universal Corp.	3,061	211	Banco Latinoamericano de Comercio Exterior
US Foods Holding Corp. (Æ)	20,571	695	SA Class E	6,718	160
		21,814	Bancorp, Inc. (The)(Æ)	39,748	386
			BancorpSouth Bank	50,571	1,664
Energy - 2.8%			Bank OZK	16,632	680
Andeavor(Æ)	3,098	465	BankUnited, Inc.	45,807	1,780
Arch Coal, Inc. Class A	5,735	485	BofI Holding, Inc. (Æ)(Ñ)	34,223	1,335
Cabot Oil & Gas Corp.	8,079	190	Brighthouse Financial, Inc. (Æ)	25,240	1,096
Concho Resources, Inc. (Æ)	15,174	2,213	Brightsphere Investment Group(Æ)	37,506	534
CONSOL Energy, Inc. (Æ)	13,056	544	Brixmor Property Group, Inc. (ö)	17,882	316
Diamondback Energy, Inc.	7,702	1,016	Broadridge Financial Solutions, Inc.	9,174	1,036
Energen Corp. (Æ)	5,905	438	Brown & Brown, Inc. (Ñ)	3,441	101
Exterran Corp. (Æ)	3,009	83	Camden Property Trust (ö)	3,242	300
First Solar, Inc. (Æ)	4,127	216	Cannae Holdings, Inc. (Æ)	73,221	1,336
Green Plains, Inc.	14,705	244	Capitol Federal Financial, Inc.	15,238	199
Gulfport Energy Corp. (Æ)(Ñ)	97,602	1,123	Capstead Mortgage Corp. (ö)	25,262	211
Helix Energy Solutions Group, Inc. (Æ)	67,777	679	Cboe Global Markets, Inc.	3,885	377
Helmerich & Payne, Inc.	4,679	287	Cedar Realty Trust, Inc. (ö)	20,389	97
Matador Resources Co. (Æ)	18,877	632	CenterState Bank Corp.	62,231	1,727
McDermott International, Inc. (Æ)	88,051	1,586	Central Pacific Financial Corp.	8,782	242
Oil States International, Inc. (Æ)(Ñ)	2,537	89	Chemical Financial Corp.	510	29
Parsley Energy, Inc. Class A(Æ)	22,740	715	Chimera Investment Corp. (ö)	14,216	272
Patterson-UTI Energy, Inc.	13,624	234	CNO Financial Group, Inc.	91,682	1,866
PBF Energy, Inc. Class A	36,045	1,683	Colony NorthStar, Inc. (ö)	36,128	223
Phillips 66 Partners, LP(Ñ)	4,441	238	Columbia Banking System, Inc.	34,327	1,405
Range Resources Corp.	14,381	222	Columbia Financial, Inc. (Æ)(Ñ)	19,169	322
REX American Resources Corp. (Æ)(Ñ)	11,703	901	Commerce Bancshares, Inc.	4,719	315
Ring Energy, Inc. (Æ)	101,082	1,249	Community Bank System, Inc. (Ñ)	28,319	1,791
Southwestern Energy Co. (Æ)	3,395	18	CoreCivic, Inc. (Æ)	5,353	137
SRC Energy, Inc. (Æ)	150,158	1,700	CoreSite Realty Corp. Class A(ö)	5,058	567
SunCoke Energy, Inc. (Æ)	51,597	589	Cowen Group, Inc. Class A(Æ)(Ñ)	22,540	354
Unit Corp. (Æ)	41,062	1,022	Cullen/Frost Bankers, Inc.	3,615	399
WPX Energy, Inc. (Æ)	14,097	265	CVB Financial Corp. (Ñ)	10,947	262
		19,126	CyrusOne, Inc. (ö)	15,218	942
			DCT Industrial Trust, Inc. (ö)	61,195	4,092
Financial Services - 26.4%			Diamond Hill Investment Group, Inc. (Ñ)(Þ)	1,218	234
AGNC Investment Corp. (Æ)	26,987	525	Duke Realty Corp. (ö)	5,506	160
Alexandria Real Estate Equities, Inc. (ö)	6,491	827	Dun & Bradstreet Corp. (The)	17,102	2,153
Alleghany Corp.	1,211	762	E*Trade Financial Corp. (Æ)	12,782	764
Alliance Data Systems Corp.	1,094	246	Eagle Bancorp, Inc. (Æ)	3,504	189
Ally Financial, Inc.	65,827	1,762	East West Bancorp, Inc.	9,666	626
American Campus Communities, Inc. (ö)	7,663	316	Eaton Vance Corp.	4,476	238

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 95

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Education Realty Trust, Inc. (ö)	37,728	1,560	Kilroy Realty Corp. (ö)	3,359	245
Enova International, Inc. (Æ)	30,176	935	Lamar Advertising Co. Class A(ö)	6,141	452
EPR Properties (ö)	4,013	267	LaSalle Hotel Properties (ö)	6,953	241
Equity Commonwealth (Æ)(ö)	5,469	176	Lazard, Ltd. Class A	16,058	872
Equity LifeStyle Properties, Inc. Class A(ö)	1,461	133	Legg Mason, Inc.	8,717	298
Erie Indemnity Co. Class A	4,852	603	LendingTree, Inc. (Æ)(Ñ)	6,039	1,442
Essent Group, Ltd. (Æ)	8,154	313	Life Storage, Inc. (Æ)(ö)	4,997	480
Euronet Worldwide, Inc. (Æ)(Ñ)	11,467	1,054	MarketAxess Holdings, Inc.	4,973	964
Evercore, Inc. Class A	9,314	1,052	MB Financial, Inc.	119	6
Everest Re Group, Ltd.	1,701	371	Medical Properties Trust, Inc. (ö)	24,356	351
Extra Space Storage, Inc. (ö)	3,027	284	MFA Financial, Inc. (ö)	47,040	379
FactSet Research Systems, Inc.	4,286	863	MGIC Investment Corp. (Æ)	182,545	2,278
Fair Isaac Corp. (Æ)	15,352	3,093	Mid-America Apartment Communities, Inc.
FCB Financial Holdings, Inc. Class A(Æ)	894	46	(ö)	17,247	1,738
Federal Agricultural Mortgage Corp. Class C	8,229	776	MSCI, Inc. Class A	26,004	4,322
Federal Realty Investment Trust (ö)	739	93	MTGE Investment Corp. (ö)	10,159	204
Federated Investors, Inc. Class B	10,124	245	National General Holdings Corp.	74,778	2,062
First American Financial Corp.	7,681	430	National Health Investors, Inc. (ö)	9,338	699
First Commonwealth Financial Corp. (Ñ)	97,625	1,647	National Retail Properties, Inc. (ö)	7,639	341
First Financial Bancorp(Ñ)	42,154	1,279	National Western Life Group, Inc. Class A	785	254
First Financial Corp.	4,404	226	Navient Corp.	19,268	255
First Hawaiian, Inc.	8,276	234	Navigators Group, Inc. (The)	5,082	307
First Industrial Realty Trust, Inc. (ö)	90,342	2,941	New York Community Bancorp, Inc.	37,219	401
First Midwest Bancorp, Inc.	7,424	198	NMI Holdings, Inc. Class A(Æ)	16,503	345
First Republic Bank	29,628	2,929	Northwest Bancshares, Inc.	8,090	146
FNB Corp.	146,885	1,885	OFG Bancorp(Ñ)	156,250	2,602
FNF Group	3,491	141	Old National Bancorp	27,918	543
Forest City Realty Trust, Inc. Class A(ö)	13,579	339	Oritani Financial Corp.	8,387	134
Four Corners Property Trust, Inc. (ö)	7,233	180	PacWest Bancorp	26,097	1,311
Fulton Financial Corp.	17,139	297	Park Hotels & Resorts, Inc. (ö)	87,168	2,727
Gaming and Leisure Properties, Inc. (ö)	10,931	397	Pebblebrook Hotel Trust (ö)	29,173	1,125
Genworth Financial, Inc. Class A(Æ)	108,399	499	People's United Financial, Inc. (Ñ)	3,817	70
GEO Group, Inc. (The) (ö)	7,727	200	People's Utah Bancorp	5,621	204
Glacier Bancorp, Inc. (Ñ)	37,575	1,604	Popular, Inc.	31,311	1,554
Great Western Bancorp, Inc.	38,836	1,625	PRA Group, Inc. (Æ)(Ñ)	37,828	1,483
Green Dot Corp. Class A(Æ)	20,190	1,601	Primerica, Inc.	2,921	335
Greenhill & Co. , Inc. (Ñ)	41,617	1,361	ProAssurance Corp.	5,796	239
Hancock Holding Co.	897	45	Prosperity Bancshares, Inc.	13,117	920
Hanover Insurance Group, Inc. (The)	41,111	5,156	PS Business Parks, Inc. (ö)	3,323	425
HarborOne Bancorp, Inc. (Æ)	20,944	384	Radian Group, Inc.	48,956	938
Hartford Financial Services Group, Inc.	3,302	174	Raymond James Financial, Inc.	4,148	380
Healthcare Realty Trust, Inc. (ö)	47,094	1,399	Rayonier, Inc. (ö)	14,986	525
Healthcare Trust of America, Inc. Class A(ö)	11,235	307	RE/MAX Holdings, Inc. Class A	6,188	314
Highwoods Properties, Inc. (ö)	11,268	553	Realogy Holdings Corp.	11,250	246
Hilltop Holdings, Inc.	11,471	239	Redwood Trust, Inc. (ö)	12,427	209
Home BancShares, Inc.	43,088	999	Regency Centers Corp. (ö)	3,302	210
Houlihan Lokey, Inc. Class A	15,496	762	Reinsurance Group of America, Inc. Class A	2,529	358
Huntington Bancshares, Inc.	23,662	365	RenaissanceRe Holdings, Ltd.	582	77
Iberiabank Corp.	190	16	Retail Opportunity Investments Corp. (ö)	34,476	652
Independence Realty Trust, Inc. (ö)	92,943	943	Retail Properties of America, Inc. Class A(ö)	107,248	1,346
Independent Bank Group, Inc.	26,222	1,760	RMR Group, Inc. (The) Class A	7,070	614
Invesco Mortgage Capital, Inc. (ö)	14,541	241	Ryman Hospitality Properties, Inc. (ö)	12,174	1,035
Iron Mountain, Inc. (ö)	3,548	125	Sabra Health Care REIT, Inc. (ö)	56,838	1,228
iStar, Inc. (ö)	16,287	177	SEI Investments Co.	12,878	772
Jack Henry & Associates, Inc.	8,566	1,154	Select Income REIT (ö)	8,969	187
JBG Smith Properties (ö)	27,674	1,010	Selective Insurance Group, Inc.	83,304	4,982
Jones Lang LaSalle, Inc.	1,201	205	Senior Housing Properties Trust (ö)	11,212	200
Kearny Financial Corp. (Þ)	98,365	1,412	ServisFirst Bancshares, Inc.	764	32
Kennedy-Wilson Holdings, Inc.	32,632	682	Signature Bank	11,107	1,219
KeyCorp	89,821	1,875	SLM Corp. (Æ)	75,562	853

See accompanying notes which are an integral part of this quarterly report.

96 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
South State Corp.	15,726	1,316	Invacare Corp.	20,732	370
Starwood Property Trust, Inc. (ö)	20,167	461	Ionis Pharmaceuticals, Inc. (Æ)(Ñ)	7,245	316
State Bank Financial Corp.	46,894	1,475	Lannett Co. , Inc. (Æ)(Ñ)	90,665	1,156
Sterling Bancorp	86,536	1,921	LHC Group, Inc. (Æ)	28,803	2,479
Sun Communities, Inc. (ö)	25,450	2,468	LifePoint Health, Inc. (Æ)	1,518	98
SVB Financial Group(Æ)	17,879	5,505	Ligand Pharmaceuticals, Inc. Class B(Æ)	14,182	3,096
Synovus Financial Corp.	5,720	283	Medidata Solutions, Inc. (Æ)	18,091	1,344
Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	6,701	160	MEDNAX, Inc. (Æ)	4,820	206
Torchmark Corp. (Ñ)	4,088	360	MiMedx Group, Inc. (Æ)(Ñ)	67,916	289
Towne Bank	27,988	904	Molina Healthcare, Inc. (Æ)	4,848	505
TransUnion	1,872	136	NeoGenomics, Inc. (Æ)(Þ)	108,494	1,519
TriState Capital Holdings, Inc. (Æ)	3,143	92	Neurocrine Biosciences, Inc. (Æ)	7,351	739
Two Harbors Investment Corp. (ö)	12,627	196	Omnicell, Inc. (Æ)	52,873	3,146
UMB Financial Corp.	21,129	1,519	Orthofix International NV(Æ)(Ñ)	4,798	290
Umpqua Holdings Corp.	90,380	1,925	Perrigo Co. PLC	9,205	741
United Community Banks, Inc.	60,617	1,820	PRA Health Sciences, Inc. (Æ)	20,317	2,136
Universal Insurance Holdings, Inc.	8,695	386	Premier, Inc. Class A(Æ)	24,476	915
Voya Financial, Inc.	85,469	4,318	Prestige Brands Holdings, Inc. (Æ)(Ñ)	5,321	190
Waddell & Reed Financial, Inc. Class A(Ñ)	13,770	285	PTC Therapeutics, Inc. (Æ)	9,522	363
Washington Federal, Inc.	8,847	297	Quality Systems, Inc. (Æ)	2,976	60
Webster Financial Corp.	30,614	1,976	Quest Diagnostics, Inc.	26,858	2,893
Western Alliance Bancorp(Æ)	452	26	Repligen Corp. (Æ)	17,274	835
Wintrust Financial Corp.	600	53	ResMed, Inc.	9,560	1,011
World Acceptance Corp. (Æ)	5,306	530	Retrophin, Inc. (Æ)	3,745	104
WR Berkley Corp.	3,831	290	Sarepta Therapeutics, Inc. (Æ)	13,002	1,511
WSFS Financial Corp.	8,031	455	Seattle Genetics, Inc. (Æ)(Ñ)	4,553	321
Zions Bancorporation	28,012	1,448	Steris PLC	20,966	2,400
		178,152	Teleflex, Inc.	1,081	295
			Triple-S Management Corp. Class B(Æ)	23,410	831
Health Care - 11.5%			US Physical Therapy, Inc.	26,966	2,825
Abaxis, Inc.	9,808	814	Utah Medical Products, Inc.	5,390	523
Abiomed, Inc. (Æ)	888	315	Varex Imaging Corp. (Æ)	45,534	1,741
Acadia Healthcare Co. , Inc. (Æ)	1,098	43	Varian Medical Systems, Inc. (Æ)	2,594	300
Align Technology, Inc. (Æ)	11,720	4,180	Veeva Systems, Inc. Class A(Æ)	6,119	463
Allscripts Healthcare Solutions, Inc. (Æ)	6,289	77	WellCare Health Plans, Inc. (Æ)	19,836	5,305
AMAG Pharmaceuticals, Inc. (Æ)(Ñ)	53,095	1,171	West Pharmaceutical Services, Inc.	4,482	491
Athenahealth, Inc. (Æ)	5,352	807	Zimmer Biomet Holdings, Inc.	3,762	472
BioMarin Pharmaceutical, Inc. (Æ)	6,090	612			77,356
Bio-Rad Laboratories, Inc. Class A(Æ)	2,258	692
Bio-Techne Corp. (Æ)	19,172	3,080	Materials and Processing - 6.4%
BioTelemetry, Inc. (Æ)	117,064	6,146	A Schulman, Inc.	14,859	644
Cantel Medical Corp.	11,300	1,048	AAON, Inc. (Ñ)	11,226	424
Centene Corp. (Æ)	6,254	815	Acuity Brands, Inc.	7,550	1,050
Charles River Laboratories International,			Agnico-Eagle Mines, Ltd. (Ñ)	11,749	492
Inc. (Æ)	7,982	992	Albemarle Corp.	2,994	282
Chemed Corp.	4,665	1,474	Apogee Enterprises, Inc.	33,401	1,695
Cooper Cos. , Inc. (The)	2,058	536	Armstrong Flooring, Inc. (Æ)(Þ)	32,775	428
CorVel Corp. (Æ)	270	16	Ashland Global Holdings, Inc.	2,458	202
Cotiviti Holdings, Inc. (Æ)	14,872	664	Balchem Corp.	20,807	2,087
DexCom, Inc. (Æ)	7,077	673	Ball Corp.	4,714	184
DYAX Corp. (Æ)(Š)	5,306	6	Belden, Inc.	3,675	238
Encompass Health Corp. (Æ)	13,779	1,042	Builders FirstSource, Inc. (Æ)(Ñ)	33,904	608
Ensign Group, Inc. (The)	29,828	1,076	Carpenter Technology Corp.	15,386	843
Exact Sciences Corp. (Æ)	8,202	479	Century Aluminum Co. (Æ)	71,706	918
Haemonetics Corp. (Æ)	20,950	2,046	CF Industries Holdings, Inc.	24,055	1,068
Henry Schein, Inc. (Æ)	3,502	278	Commercial Metals Co.	26,373	589
Hologic, Inc. (Æ)	9,896	425	Compass Minerals International, Inc. (Ñ)	5,721	388
Icon PLC(Æ)	19,805	2,756	Covia Holdings Corp. (Æ)(Ñ)	8,524	154
ICU Medical, Inc. (Æ)	264	76	Crown Holdings, Inc. (Æ)(Ñ)	5,723	259
Integra LifeSciences Holdings Corp. (Æ)	43,923	2,738	Eagle Materials, Inc.	11,008	1,094

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 97

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
FMC Corp.	16,213	1,457	AO Smith Corp.	22,536	1,342
GCP Applied Technologies, Inc. (Æ)	39,690	1,157	Applied Industrial Technologies, Inc.	4,000	299
Global Brass & Copper Holdings, Inc.	16,735	551	ArcBest Corp.	32,686	1,522
Hexcel Corp.	1,255	87	ASGN, Inc. (Æ)	6,426	580
Ingevity Corp. (Æ)	3,946	393	Atlas Air Worldwide Holdings, Inc. (Æ)	27,392	1,837
Innophos Holdings, Inc.	11,114	502	Avery Dennison Corp.	4,784	549
Innospec, Inc.	4,161	337	Babcock & Wilcox Co. (The) Class W(Æ)	67,644	4,448
Insteel Industries, Inc.	21,861	899	Badger Meter, Inc.	10,389	542
Interface, Inc. Class A	4,774	107	Barnes Group, Inc. (Ñ)	28,739	1,950
ITT, Inc.	39,309	2,228	Booz Allen Hamilton Holding Corp. Class A	9,028	427
LB Foster Co. Class A(Æ)	5,089	125	Brady Corp. Class A	48,416	1,852
Lennox International, Inc. (Ñ)	3,222	699	Brink's Co. (The)	12,310	983
Martin Marietta Materials, Inc.	1,536	306	Carlisle Cos. , Inc.	3,258	400
Masco Corp.	20,286	818	Colfax Corp. (Æ)	13,571	438
Minerals Technologies, Inc.	21,553	1,629	Commercial Vehicle Group, Inc. (Æ)	57,517	403
NewMarket Corp.	1,978	810	Copart, Inc. (Æ)	2,806	161
Owens Corning	3,111	194	CoStar Group, Inc. (Æ)	10,152	4,222
Owens-Illinois, Inc. (Æ)(Ñ)	29,697	555	Crane Co.	6,145	557
Packaging Corp. of America	4,726	534	Deluxe Corp.	3,172	187
PGT Innovations, Inc. (Æ)	71,512	1,716	Echo Global Logistics, Inc. (Æ)	48,039	1,655
Platform Specialty Products Corp. (Æ)	158,990	1,965	Electronics For Imaging, Inc. (Æ)(Ñ)	4,867	166
PolyOne Corp.	6,686	300	EMCOR Group, Inc.	19	1
Quaker Chemical Corp.	3,071	545	Ennis, Inc.	9,292	202
Rayonier Advanced Materials, Inc.	31,699	572	EnPro Industries, Inc.	15,602	1,192
RBC Bearings, Inc. (Æ)	1,937	282	ESCO Technologies, Inc.	40,946	2,549
Reliance Steel & Aluminum Co.	4,945	446	Esterline Technologies Corp. (Æ)	2,592	221
RPM International, Inc.	6,601	425	ExlService Holdings, Inc. (Æ)	4,894	292
Schweitzer-Mauduit International, Inc.	2,050	85	Exponent, Inc.	892	44
Sensient Technologies Corp. (Ñ)	12,567	872	Flir Systems, Inc. (Ñ)	26,950	1,579
Sonoco Products Co.	3,919	219	Flowserve Corp.	7,313	324
Steel Dynamics, Inc.	7,194	339	Fluor Corp.	1,703	87
Timken Co. (The)	7,203	355	Forward Air Corp.	3,832	245
Trex Co. , Inc. (Æ)	1,850	144	Franklin Electric Co. , Inc.	24,410	1,207
Trinseo SA	12,619	943	FTI Consulting, Inc. (Æ)	2,997	237
Unifi, Inc. (Æ)	25,713	776	Genesee & Wyoming, Inc. Class A(Æ)	10,257	882
United States Steel Corp.	27,128	988	Genpact, Ltd.	53,372	1,621
Universal Forest Products, Inc.	7,875	290	Graco, Inc.	4,371	202
Valvoline, Inc.	11,236	254	Granite Construction, Inc.	4,810	260
Venator Materials PLC(Æ)	12,910	189	Greenbrier Cos. , Inc.	24,147	1,368
Versum Materials, Inc.	35,929	1,385	Hawaiian Holdings, Inc.	4,002	161
Vulcan Materials Co.	13,817	1,547	Healthcare Services Group, Inc. (Ñ)	63,955	2,575
Watsco, Inc.	4,901	845	HEICO Corp.	27,612	2,109
WestRock Co.	5,398	313	Herman Miller, Inc.	22,678	858
WR Grace & Co.	2,986	220	HNI Corp.	4,654	201
		43,050	Hubbell, Inc. Class B	3,860	476
			Huntington Ingalls Industries, Inc.	361	84
Producer Durables - 14.5%			IDEX Corp.	2,087	321
ACCO Brands Corp.	157,328	2,014	Insperity, Inc.	1,176	112
Adient PLC	6,642	316	Jacobs Engineering Group, Inc.	8,389	567
AECOM(Æ)(Ñ)	21,396	718	JetBlue Airways Corp. (Æ)	35,135	632
Aegion Corp. Class A(Æ)	13,366	331	John Bean Technologies Corp.	323	36
AGCO Corp.	5,426	342	Kansas City Southern	1,553	181
Air Lease Corp. Class A	7,726	340	Kennametal, Inc.	7,690	300
Aircastle, Ltd.	8,190	170	Keysight Technologies, Inc. (Æ)	16,722	970
Alaska Air Group, Inc.	7,582	476	Kimball International, Inc. Class B	31,936	516
Allegiant Travel Co. Class A	1,795	222	Kirby Corp. (Æ)(Ñ)	7,643	638
Allegion PLC	17	1	Knight-Swift Transportation Holdings, Inc.
Allied Motion Technologies, Inc.	8,306	381	(Æ)	9,433	307
Allison Transmission Holdings, Inc. Class A	31,969	1,503	Knoll, Inc.	34,980	789
Altra Industrial Motion Corp. (Ñ)	28,626	1,257	Korn/Ferry International	32,136	2,120

See accompanying notes which are an integral part of this quarterly report.

98 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Littelfuse, Inc.	5,796	1,257	Benchmark Electronics, Inc.	9,105	220
Lydall, Inc. (Æ)	21,774	1,010	Black Knight, Inc. (Æ)	10,161	525
Macquarie Infrastructure Corp.	5,026	228	Bottomline Technologies, Inc. (Æ)	18,772	1,012
Manitowoc Co. , Inc. (The)(Æ)	1,863	49	Box, Inc. Class A(Æ)	28,398	680
ManpowerGroup, Inc.	779	73	CA, Inc.	59,854	2,646
MAXIMUS, Inc.	30,169	1,955	CACI International, Inc. Class A(Æ)	13,496	2,364
Middleby Corp. (Æ)	6,648	681	Carbonite, Inc. (Æ)	77,748	2,667
MSC Industrial Direct Co. , Inc. Class A	6,490	549	Cars. com, Inc. (Æ)	2,318	66
National Instruments Corp.	6,580	288	Cirrus Logic, Inc. (Æ)	6,701	290
Navigant Consulting, Inc. (Æ)	8,155	177	Cognex Corp. (Ñ)	22,342	1,179
Nordson Corp. (Ñ)	5,189	696	Coherent, Inc. (Æ)	1,507	238
NV5 Global, Inc. (Æ)	27,189	2,047	CommScope Holding Co. , Inc. (Æ)	9,786	314
nVent Electric PLC	24,466	670	Conduent, Inc. (Æ)	126,184	2,266
Pentair PLC	12,564	561	Cornerstone OnDemand, Inc. (Æ)	18,640	921
Progressive Waste Solutions, Ltd.	7,312	568	Cypress Semiconductor Corp.	62,373	1,111
Proto Labs, Inc. (Æ)	8,132	1,014	Diodes, Inc. (Æ)	27,037	1,005
Quanta Services, Inc. (Æ)	35,909	1,223	Ellie Mae, Inc. (Æ)	3,758	373
Regal Beloit Corp.	4,460	383	Entegris, Inc.	73,831	2,595
Robert Half International, Inc.	4,436	336	Envestnet, Inc. (Æ)	52,052	3,050
Rollins, Inc.	817	45	EPAM Systems, Inc. (Æ)	25,533	3,325
Rush Enterprises, Inc. Class A	35,594	1,605	Fabrinet(Æ)	6,748	264
Saia, Inc. (Æ)	28,441	2,143	Finisar Corp. (Æ)(Ñ)	48,999	826
SkyWest, Inc.	26,427	1,583	FireEye, Inc. (Æ)	83,114	1,291
Snap-on, Inc.	2,566	435	Five9, Inc. (Æ)	44,487	1,419
Spirit AeroSystems Holdings, Inc. Class A	1,567	146	FormFactor, Inc. (Æ)	114,373	1,481
SPX Corp. (Æ)	27,301	1,013	Fortinet, Inc. (Æ)	26,676	1,678
Teledyne Technologies, Inc. (Æ)	425	93	Gartner, Inc. (Æ)	6,613	896
Terex Corp. (Ñ)	4,352	192	GoDaddy, Inc. Class A(Æ)	24,884	1,832
Tetra Tech, Inc. (Ñ)	4,369	266	GrubHub, Inc. (Æ)	24,161	2,945
Toro Co. (The)	17,103	1,029	Guidewire Software, Inc. (Æ)	16,464	1,419
TriMas Corp. (Æ)	35,819	1,060	Harris Corp.	3,186	526
Trimble Navigation, Ltd. (Æ)	53,406	1,885	Integrated Device Technology, Inc. (Æ)	110,185	3,794
TrueBlue, Inc. (Æ)	37,773	1,022	IPG Photonics Corp. (Æ)	1,991	327
UniFirst Corp.	1,948	365	Jabil Circuit, Inc.	13,540	381
United Rentals, Inc. (Æ)	12,333	1,835	Kimball Electronics, Inc. (Æ)(Þ)	40,657	827
Wabtec Corp. (Ñ)	15,241	1,681	Leidos Holdings, Inc.	16,341	1,118
WageWorks, Inc. (Æ)	67,029	3,539	LogMeIn, Inc.	16,294	1,321
Watts Water Technologies, Inc. Class A	8,396	718	MACOM Technology Solutions Holdings, Inc.
Welbilt, Inc. (Æ)	25,298	577	(Æ)(Ñ)	23,092	481
WESCO International, Inc. (Æ)	5,349	326	ManTech International Corp. Class A	71,556	4,283
XPO Logistics, Inc. (Æ)	12,247	1,221	Marvell Technology Group, Ltd.	58,202	1,240
Xylem, Inc.	4,822	369	Mellanox Technologies, Ltd. (Æ)	4,058	319
YRC Worldwide, Inc. (Æ)	68,517	667	Monolithic Power Systems, Inc.	12,574	1,668
Zebra Technologies Corp. Class A(Æ)	7,984	1,101	Motorola Solutions, Inc.	8,742	1,060
		97,738	NCR Corp. (Æ)(Ñ)	40,436	1,129
			NetScout Systems, Inc. (Æ)	6,897	185
Technology - 14.7%			ON Semiconductor Corp. (Æ)	9,500	209
Acxiom Corp. (Æ)	31,839	1,291	Open Text Corp. (Ñ)	11,968	445
ADT, Inc. (Ñ)	87,502	788	Perspecta, Inc.	69,021	1,498
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,044	147	Plexus Corp. (Æ)	54,305	3,227
Alarm. com Holdings, Inc. (Æ)(Ñ)	16,368	702	Power Integrations, Inc.	8,012	573
Anixter International, Inc. (Æ)	5,435	396	Progress Software Corp.	64,351	2,367
Ansys, Inc. (Æ)	655	111	Proofpoint, Inc. (Æ)	9,380	1,070
Arista Networks, Inc. (Æ)	2,343	599	PTC, Inc. (Æ)	35,895	3,299
ARRIS International PLC(Æ)	13,909	351	Qorvo, Inc. (Æ)	3,050	249
Arrow Electronics, Inc. (Æ)	7,490	568	Qualys, Inc. (Æ)	11,825	1,030
Asure Software, Inc. (Æ)(Ñ)	21,897	309	Rambus, Inc. (Æ)	18,176	225
Avaya Holdings Corp. (Æ)	65,084	1,339	RealPage, Inc. (Æ)	36,206	1,995
Avnet, Inc.	5,180	227	Rogers Corp. (Æ)	8,570	999
AVX Corp.	13,874	288	Sanmina Corp. (Æ)	3,534	103

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 99

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($) or		Value			Amount ($) or	Value
	Shares		$			Shares	$
ScanSource, Inc. (Æ)	4,847		200		Total Short-Term Investments
Simulations Plus, Inc.	16,354		290		(cost $11,833)		11,833
Skyworks Solutions, Inc.	3,884		367
Splunk, Inc. (Æ)	2,770		266		Other Securities - 6.4%
Super Micro Computer, Inc. (Æ)	40,611		898		U. S. Cash Collateral Fund(×)(@)	42,930,247(8)	42,930
Synaptics, Inc. (Æ)	6,813		341		Total Other Securities
SYNNEX Corp.	2,799		270		(cost $42,930)		42,930
Syntel, Inc. (Æ)	4,359		177
Take-Two Interactive Software, Inc. (Æ)(Ñ)	26,772		3,026		Total Investments 106.3%
Tech Data Corp. (Æ)	3,739		312		(identified cost $479,850)		717,456
TESSCO Technologies, Inc. (Å)	7,317		136
TrueCar, Inc. (Æ)	32,330		360		Other Assets and Liabilities, Net
Tyler Technologies, Inc. (Æ)	9,589		2,157	-	(6.3%)		(42,544)
Ultimate Software Group, Inc. (Æ)	6,703		1,856		Net Assets - 100.0%		674,912
Varonis Systems, Inc. (Æ)	13,837		827
VeriFone Systems, Inc. (Æ)	75,484		1,729
Virtusa Corp. (Æ)	27,802		1,469
Xilinx, Inc.	4,426		319
			98,962

Utilities - 4.7%
8x8, Inc. (Æ)	37,202		742
Algonquin Power & Utilities Corp.	16,289		160
Alliant Energy Corp.	6,259		269
American States Water Co.	15,872		954
American Water Works Co. , Inc.	9,200		812
Antero Midstream GP LP	340		7
Aqua America, Inc.	10,235		378
Atmos Energy Corp.	4,700		432
Boingo Wireless, Inc. (Æ)	51,434		1,189
CMS Energy Corp.	58,037		2,805
CNX Resources Corp. (Æ)	51,235		834
Cogent Communications Holdings, Inc.	20,249		1,052
El Paso Electric Co.	22,796		1,420
Evergy, Inc.	5,339		299
Evolution Petroleum Corp.	55,273		594
GCI Liberty, Inc. Class A(Æ)	58,023		2,791
j2 Global, Inc.	9,404		798
Midstates Petroleum Co. , Inc. (Æ)	24,934		327
National Fuel Gas Co.	13,338		716
NorthWestern Corp.	20,776		1,233
NRG Yield, Inc. Class A	21,595		399
OGE Energy Corp.	4,306		156
ONE Gas, Inc.	9,629		742
Pinnacle West Capital Corp.	7,186		578
Portland General Electric Co.	8,773		398
RingCentral, Inc. Class A(Æ)	18,206		1,343
South Jersey Industries, Inc. (Ñ)	37,663		1,278
Southwest Gas Holdings, Inc.	18,121		1,417
UGI Corp.	13,896		738
Vectren Corp.	33,470		2,392
Vistra Energy Corp. (Æ)	163,083		3,686
Whiting Petroleum Corp. (Æ)	19,211		954
			31,893

Total Common Stocks
(cost $425,087)			662,693

Short-Term Investments - 1.7%
U. S. Cash Management Fund(@)	11,832,192	(8)	11,833

See accompanying notes which are an integral part of this quarterly report.

100 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%
J Alexander's Holdings, Inc.	11/13/17	80,815	10.09	816	865
TESSCO Technologies, Inc.	12/19/17	7,317	16.80	122	136
					1,001
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$94,602	$—	$—	$—	$94,602
Consumer Staples	21,814	—	—	—	21,814
Energy	19,126	—	—	—	19,126
Financial Services	178,152	—	—	—	178,152
Health Care	77,350	—	6	—	77,356
Materials and Processing	43,050	—	—	—	43,050
Producer Durables	97,738	—	—	—	97,738
Technology	98,962	—	—	—	98,962
Utilities	31,893	—	—	—	31,893
Short-Term Investments	—	—	—	11,833	11,833
Other Securities	—	—	—	42,930	42,930
Total Investments	662,687	—	6	54,763	717,456

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 101

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.1%			Banco Bradesco SA - ADR	80,172	648
Argentina - 0.2%			Banco do Brasil SA(Æ)	44,375	384
Banco Macro SA - ADR	11,120	760	Banco Santander Brasil SA - ADR	22,238	215
Grupo Financiero Galicia SA - ADR	19,839	707	Braskem SA - ADR	42,926	1,245
IRSA Inversiones y Representaciones			Centrais Eletricas Brasileiras SA
SA - ADR	3,399	63	- ADR(Æ)	246,210	1,142
YPF SA - ADR(Æ)	112,634	1,870	Cia Brasileira de Distribuicao - ADR	29,969	663
		3,400	Cia de Saneamento Basico do Estado de
			Sao Paulo - ADR(Æ)	187,823	1,258
Australia - 2.1%			Cia de Saneamento de Minas
AGL Energy, Ltd.	14,311	234	Gerais-COPASA	19,464	211
Aristocrat Leisure, Ltd.	42,472	1,018	Cosan SA Industria e Comercio	43,279	425
ASX, Ltd. - ADR	18,074	883	Estacio Participacoes SA	180,424	1,247
Australia & New Zealand Banking			Gerdau SA - ADR	561,234	2,469
Group, Ltd. - ADR	107,483	2,343	Hapvida Participacoes e Investimentos
Bank of Queensland, Ltd.	104,305	860	SA(Æ)(Þ)	111,819	839
Bendigo & Adelaide Bank, Ltd.	30,927	269	Hypermarcas SA(Æ)	55,824	413
BHP Billiton, Ltd. - ADR	12,620	330	IRB-Brasil Resseguros SA	100,000	1,423
Commonwealth Bank of Australia - ADR	54,142	3,013	Itau Unibanco Holding SA - ADR	246,872	2,960
CSL, Ltd.	15,713	2,292	Petroleo Brasileiro SA - ADR	481,689	5,539
Fortescue Metals Group, Ltd.	42,690	139	Rumo SA(Æ)	717,371	2,838
Goodman Group(ö)	71,710	512	Telefonica Brasil SA - ADR	69,829	771
GPT Group (The)(ö)	104,066	398	TIM Participacoes SA - ADR	115,135	1,891
Macquarie Group, Ltd.	53,970	4,916	Vale SA Class B - ADR(Æ)	49,746	729
Medibank Pvt, Ltd.	70,712	164			29,937
Mirvac Group(ö)	103,514	175
National Australia Bank, Ltd. - ADR	57,980	1,218	Canada - 3.1%
Rio Tinto, Ltd. - ADR	20,684	1,246	Bank of Montreal	12,943	1,026
Scentre Group(ö)	137,481	433	Bank of Nova Scotia (The)	19,357	1,147
Sonic Healthcare, Ltd.	45,448	882	BCE, Inc.	6,228	265
South32, Ltd.	51,316	136	Brookfield Asset Management, Inc.
Stockland(ö)	29,894	92	Class A	32,848	1,386
Suncorp Group, Ltd.	80,316	892	Brookfield Real Estate Services, Inc. (Å)	91,867	1,383
Transurban Group - ADR(Æ)	107,533	934	Canadian Imperial Bank of Commerce	8,045	734
Vicinity Centres(Æ)(ö)	490,843	973	Canadian National Railway Co.	18,069	1,611
Wesfarmers, Ltd. (Æ)	12,552	462	Canadian Natural Resources, Ltd.	51,905	1,907
Westpac Banking Corp.	110,733	2,419	Canadian Pacific Railway, Ltd.	4,758	944
Woodside Petroleum, Ltd.	25,813	692	Canadian Tire Corp. , Ltd. Class A	2,776	378
Woolworths Group, Ltd.	22,445	501	CCL Industries, Inc. Class B	1,170	59
		28,426	Celestica, Inc. (Æ)	170,818	2,017
			Cenovus Energy, Inc.	233,687	2,344
Austria - 0.3%			CGI Group, Inc. Class A(Æ)	3,049	197
Andritz AG	54,713	3,103	Dollarama, Inc.	6,447	233
Erste Group Bank AG(Æ)	13,419	580	Fairfax Financial Holdings, Ltd.	466	263
UNIQA Insurance Group AG	49,228	493	First Quantum Minerals, Ltd.	333,670	5,203
		4,176	Fortis, Inc.	3,270	108

Belgium - 0.5%			Great-West Lifeco, Inc.	7,916	196
Ageas	12,761	684	Husky Energy, Inc.	29,864	508
Anheuser-Busch InBev SA	17,902	1,819	Imperial Oil, Ltd.	8,370	287
Colruyt SA	511	31	Industrial Alliance Insurance &
KBC Groep NV	42,471	3,263	Financial Services, Inc.	8,194	337
Solvay SA	2,575	353	Intact Financial Corp.	4,595	351
		6,150	Loblaw Cos. , Ltd.	2,231	118
			Magna International, Inc. Class A	22,403	1,365
Bermuda - 0.0%			Manulife Financial Corp.	45,411	843
Hiscox, Ltd.	24,694	518	National Bank of Canada	10,700	525
			Nutrien, Ltd.	80,298	4,361
Brazil - 2.2%			Onex Corp.	11,597	868
B2W Cia Digital(Æ)	272,086	2,041	Open Text Corp.	11,610	432
B3 SA - Brasil Bolsa Balcao(Æ)	92,416	586	Power Corp. of Canada	14,238	324

See accompanying notes which are an integral part of this quarterly report.

102 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Power Financial Corp.	5,192	122	Chongqing Rural Commercial Bank Co. ,
Restaurant Brands International, Inc.	10,135	647	Ltd. Class H	755,059	462
Rogers Communications, Inc. Class B	47,536	2,423	CIFI Holdings Group Co. , Ltd.	2,374,000	1,542
Royal Bank of Canada - GDR	20,384	1,591	CITIC Securities Co. , Ltd. Class H	1,673,500	3,337
SNC-Lavalin Group, Inc.	5,341	237	CNOOC, Ltd.	137,000	230
Stars Group, Inc. (The)(Æ)	17,374	595	CSPC Pharmaceutical Group, Ltd.	234,000	614
Sun Life Financial, Inc.	17,068	698	Ctrip. com International, Ltd. - ADR(Æ)	20,986	864
Teck Resources, Ltd. Class B	9,496	248	Dongfeng Motor Group Co. , Ltd. Class H	258,804	260
Toronto Dominion Bank	48,119	2,855	Geely Automobile Holdings, Ltd.	640,000	1,467
TransCanada Corp.	18,850	848	Hangzhou Hikvision Digital Technology
Trisura Group, Ltd. (Å)(Æ)	109	2	Co. , Ltd. Class A	769,954	3,917
West Fraser Timber Co. , Ltd.	6,260	389	Han's Laser Technology Industry Group
Yamana Gold, Inc.	84,421	269	Co. , Ltd. Class A	401,889	2,845
		42,644	Hua Hong Semiconductor, Ltd. (Þ)	559,000	1,961
			Huaxin Cement Co. , Ltd. Class A	643,233	1,924
Chile - 0.5%			Industrial & Commercial Bank of China,
Banco de Chile - ADR	7,075	662	Ltd. Class H	4,373,000	3,236
Banco de Credito e Inversiones	9,277	641	JD. com, Inc. - ADR(Æ)	11,089	398
Banco Santander Chile - ADR	19,726	647	Lenovo Group, Ltd.	9,408,000	5,213
Cia Cervecerias Unidas SA - ADR	23,976	653	Li Ning Co. , Ltd. (Æ)	1,745,000	1,905
Colbun SA	2,841,303	634	Longfor Properties Co. , Ltd.	258,500	730
Enel Americas SA - ADR	90,122	790	New Oriental Education & Technology
Enersis Chile SA	6,229,342	662	Group - ADR	19,149	1,648
Liberty Latin America, Ltd. Class C(Æ)	61,370	1,188	PetroChina Co. , Ltd. Class H	1,920,000	1,457
Sociedad Quimica y Minera de Chile			PICC Property & Casualty Co. , Ltd.
SA - ADR	20,596	994	Class H	1,614,000	1,819
		6,871	Ping An Insurance Group Co. of China,
			Ltd. Class H	617,500	5,726
China - 8.7%			Sands China, Ltd.	503,600	2,591
Agile Group Holdings, Ltd.	394,000	605	Shanghai Pharmaceuticals Holding Co. ,
Agricultural Bank of China, Ltd. Class H	11,279,000	5,459	Ltd. Class H	527,200	1,401
Air China, Ltd. Class H	798,000	735	SINA Corp. (Æ)	21,907	1,763
Alibaba Group Holding, Ltd. - ADR(Æ)	43,625	8,167	Sinopec Shanghai Petrochemical Co. ,
Aluminum Corp. of China, Ltd. Class			Ltd. Class H	2,299,136	1,392
H(Æ)	1,918,000	883	Sinotruk Hong Kong, Ltd.	926,000	1,316
Angang Steel Co. , Ltd. Class H	2,514,000	2,664	Spring Airlines Co. , Ltd. Class A	324,700	1,611
Anhui Conch Cement Co. , Ltd. Class H	622,500	3,983	Sunac China Holdings, Ltd.	122,866	401
Baidu, Inc. - ADR(Æ)	17,267	4,268	Tencent Holdings, Ltd.	204,440	9,294
Bank of China, Ltd. Class H	8,276,437	3,879	Tingyi Cayman Islands Holding Corp.	434,000	1,003
China CITIC Bank Corp. , Ltd. Class H	3,353,000	2,148	Tsingtao Brewery Co. , Ltd. Class H	100,000	535
China Communications Services Corp. ,			Uni-President China Holdings, Ltd.	818,715	948
Ltd. Class H	784,000	495	Weibo Corp. - ADR(Æ)	19,188	1,588
China Construction Bank Corp. Class H	5,084,000	4,604	Weichai Power Co. , Ltd. Class H	290,000	356
China Everbright International, Ltd.	803,000	980	Zhejiang Expressway Co. , Ltd. Class H	781	1
China Life Insurance Co. , Ltd. Class H	73,000	182			118,014
China Mengniu Dairy Co. , Ltd.	287,000	893
China Merchants Bank Co. , Ltd. Class H	66,000	258	Colombia - 0.1%
China Minsheng Banking Corp. , Ltd.			Bancolombia SA - ADR	17,130	786
Class H	145,800	108
China National Building Material Co. ,			Czech Republic - 0.1%
Ltd. Class H	3,628,000	3,957	Komercni Banka AS	15,310	665
China Petroleum & Chemical Corp.			MONETA Money Bank AS(Þ)	177,906	610
Class H	796,000	764			1,275
China Resources Land, Ltd.	138,968	510
China Resources Pharmaceutical Group,			Denmark - 1.5%
Ltd. (Þ)	1,972,500	2,872	AP Moller - Maersk A/S Class B	4,330	6,224
China Resources Power Holdings Co. ,			Carlsberg A/S Class B	4,284	516
Ltd.	1,728,000	3,333	Chr Hansen Holding A/S	30,906	3,200
China Shenhua Energy Co. , Ltd. Class H	227,000	512	Danske Bank A/S	121,765	3,540
Chongqing Changan Automobile Co. ,			DSV A/S	5,558	466
Ltd. Class B	29	—	GN Store Nord A/S	6,464	308

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 103

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Jyske Bank A/S	8,525	483	Vinci SA	19,539	1,964
Novo Nordisk A/S Class B	31,702	1,578			96,656
Scandinavian Tobacco Group A/S(Þ)	171,057	2,784
TDC A/S(Æ)(Š)	93,203	735	Germany - 3.9%
William Demant Holding A/S(Æ)	6,818	326	adidas AG	2,086	461
		20,160	Allianz SE	13,041	2,883
			BASF SE	15,866	1,524
Egypt - 0.1%			Bayer AG	9,485	1,057
Commercial International Bank Egypt			Bayerische Motoren Werke AG	40,674	3,933
SAE - GDR	401,258	1,835	Beiersdorf AG	7,902	920
			Continental AG	12,483	2,876
Finland - 0.3%			Daimler AG	19,168	1,326
Elisa OYJ Class A	90	4	Deutsche Bank AG	63,933	837
Fortum OYJ	5,691	143	Deutsche Boerse AG	54,602	7,193
Kone OYJ Class B	2,181	119	Deutsche Telekom AG	58,009	960
Neste OYJ	1,217	100	Deutsche Wohnen SE	23,720	1,156
Sampo OYJ Class A	32,153	1,634	Fresenius Medical Care AG & Co.	3,064	299
Tikkurila OYJ(Å)	57,701	1,060	Fresenius SE & Co. KGaA	12,064	931
UPM-Kymmene OYJ	22,207	788	GEA Group AG	111,791	4,365
		3,848	Hannover Rueck SE	6,673	889
			HeidelbergCement AG	30,898	2,624
France - 7.1%			Henkel AG & Co. KGaA	2,003	215
Air Liquide SA Class A	34,438	4,407	Infineon Technologies AG - ADR	2,021	54
Airbus Group SE	5,064	627	Linde AG	2,213	463
Arkema SA	1,765	221	MAN SE	1,119	126
AXA SA	25,682	648	Muenchener Rueckversicherungs-
bioMerieux	6,339	528	Gesellschaft AG in Muenchen	10,292	2,284
BNP Paribas SA	27,168	1,767	Rational AG	1,897	1,300
Bouygues SA - ADR	78,741	3,461	SAP SE - ADR	65,477	7,643
Bureau Veritas SA	74,596	1,921	Siemens AG	36,328	5,129
Capgemini SE	4,934	633	Software AG	9,114	430
Christian Dior SE	2,234	951	ThyssenKrupp AG - ADR	9,794	261
Cie de Saint-Gobain	13,070	582	Uniper SE	1,361	42
Cie Generale des Etablissements			Vonovia SE	5,828	282
Michelin SCA Class B	10,288	1,324			52,463
Credit Agricole SA	263,021	3,694
Danone SA	73,168	5,749	Greece - 0.2%
Dassault Systemes	4,542	678	Eurobank Ergasias SA(Æ)	1,827,256	1,896
Engie SA	275,727	4,452	National Bank of Greece SA(Æ)	3,903,280	1,270
Essilor International SA	33,264	4,907			3,166
Faurecia	43,725	2,970
Klepierre SA - GDR(ö)	30,368	1,146	Hong Kong - 3.4%
Legrand SA - ADR	2,086	153	AIA Group, Ltd.	188,000	1,646
L'Oreal SA	29,693	7,272	BOC Hong Kong Holdings, Ltd.	67,500	327
LVMH Moet Hennessy Louis Vuitton			Brilliance China Automotive Holdings,
SE - ADR	1,650	576	Ltd.	1,742,000	2,281
Natixis SA	131,573	946	Champion REIT(Æ)(ö)	194,000	132
Orange SA - ADR	12,888	220	China Everbright, Ltd.	398,000	703
Pernod Ricard SA	3,723	600	China Mobile, Ltd. - ADR	121,297	5,510
Publicis Groupe SA - ADR	76,151	4,868	China Unicom Hong Kong, Ltd. - ADR	359,352	4,473
Renault SA	4,194	369	CK Asset Holdings, Ltd.	205,323	1,571
Rexel SA Class H	244,096	3,820	CK Hutchison Holdings, Ltd.	379,029	4,117
Safran SA	33,647	4,170	CK Infrastructure Holdings, Ltd.	122,000	907
Sanofi - ADR	126,695	11,011	CLP Holdings, Ltd.	35,000	400
Schneider Electric SE	72,604	5,841	Galaxy Entertainment Group, Ltd.	441,000	3,541
SCOR SE - ADR	11,860	461	Guoco Group, Ltd.	12,000	198
Societe Generale SA	7,353	328	Hang Lung Properties, Ltd. - ADR	229,000	483
Teleperformance - GDR	2,067	379	Hang Seng Bank, Ltd.	119,900	3,262
Total SA	131,016	8,548	Henderson Land Development Co. , Ltd.	68,970	384
Vallourec SA(Æ)	253,352	1,634	Hong Kong & China Gas Co. , Ltd.	245,630	501
Vicat SA	43,734	2,830	Hongkong Land Holdings, Ltd.	53,900	392

See accompanying notes which are an integral part of this quarterly report.

104 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Jardine Matheson Holdings, Ltd.	22,400	1,514	Willis Towers Watson PLC(Æ)	20,850	3,324
Jardine Strategic Holdings, Ltd.	17,700	707	XL Group, Ltd.	72,593	4,082
Kingboard Chemical Holdings, Ltd.	109,500	383			13,400
Link Real Estate Investment Trust(ö)	68,000	674
MTR Corp. , Ltd.	24,500	137	Israel - 0.2%
Nine Dragons Paper Holdings, Ltd.	325,000	403	Bank Hapoalim BM	147,398	1,042
Semiconductor Manufacturing			Bank Leumi Le-Israel BM	66,942	419
International Corp. (Æ)	3,002,000	3,630	Mizrahi Tefahot Bank, Ltd.	27,841	541
Shimao Property Holdings, Ltd.	257,500	730	Nice, Ltd. (Æ)	600	66
Sino Land Co. , Ltd.	386,000	665			2,068
Skyworth Digital Holdings, Ltd.	416,000	163
Sun Hung Kai Properties, Ltd.	40,000	628	Italy - 1.5%
Swire Pacific, Ltd. Class A	79,500	864	Assicurazioni Generali SpA	33,808	600
Swire Properties, Ltd.	146,800	580	Atlantia SpA	13,311	395
Times Property Holdings, Ltd.	1,032,000	1,317	Davide Campari-Milano SpA	22,470	189
WH Group, Ltd. (Þ)	1,395,782	1,120	Enel SpA	1,115,661	6,211
Wharf Holdings, Ltd. (The)	228,878	758	ENI SpA - ADR	290,763	5,606
Wharf Real Estate Investment Co. , Ltd.	32,878	240	Intesa Sanpaolo SpA	249,487	766
Wheelock & Co. , Ltd.	83,000	590	Saipem SpA(Æ)	581,344	3,036
		45,931	Snam Rete Gas SpA	61,480	264
			Telecom Italia SpA(Æ)	2,308,820	1,779
Hungary - 0.2%			UniCredit SpA	100,600	1,778
MOL Hungarian Oil and Gas PLC	32,328	317	Unipol Gruppo Finanziario SpA	111,971	465
OTP Bank PLC	72,078	2,714			21,089
		3,031
			Japan - 11.3%
India - 2.5%			Aeon Co. , Ltd.	21,600	439
Adani Ports & Special Economic Zone,			Aisin Seiki Co. , Ltd.	4,100	191
Ltd.	158,138	924	Alfresa Holdings Corp.	2,400	58
Britannia Industries, Ltd.	11,758	1,122	Aozora Bank, Ltd.	4,300	161
Cipla, Ltd.	227,612	2,130	As One Corp.	15,674	1,096
Escorts, Ltd.	99,397	1,346	Asahi Group Holdings, Ltd.	10,400	505
HDFC Bank, Ltd. - ADR	37,043	3,828	Asahi Kasei Corp.	38,000	508
Housing Development Finance Corp. ,			Astellas Pharma, Inc.	68,800	1,120
Ltd.	29,218	850	BML, Inc.	140,100	3,508
ICICI Bank, Ltd. - ADR	342,876	3,028	Bridgestone Corp.	13,000	512
Infosys, Ltd. - ADR	301,342	6,081	Canon, Inc.	41,106	1,332
Infosys Technologies, Ltd.	36,245	720	Central Japan Railway Co.	5,000	1,041
Mahindra & Mahindra Financial			Chubu Electric Power Co. , Inc.	49,000	755
Services, Ltd.	232,985	1,747	Chugoku Electric Power Co. , Inc. (The)	47,700	627
Motherson Sumi Systems, Ltd.	350,758	1,650	Concordia Financial Group, Ltd.	133,100	715
Reliance Industries, Ltd. - GDR(Þ)	161,573	5,521	Cosel Co. , Ltd.	93,977	1,114
Tata Chemicals, Ltd.	42,685	429	Dai Nippon Printing Co. , Ltd.	12,000	262
United Spirits, Ltd. (Æ)	150,880	1,292	Dai-ichi Life Holdings, Inc.	160,785	3,028
Vedanta, Ltd. - ADR	79,664	1,028	Daiichi Sankyo Co. , Ltd.	7,300	303
YES Bank, Ltd.	170,366	916	Daikin Industries, Ltd.	4,200	502
Zee Entertainment Enterprises, Ltd.	107,550	827	Daiseki Co. , Ltd.	43,900	1,205
		33,439	Daito Trust Construction Co. , Ltd.	5,900	986
			Daiwa House Industry Co. , Ltd.	13,200	482
Indonesia - 0.3%			Daiwa Securities Group, Inc.	42,000	245
Bank Central Asia Tbk PT	1,722,600	2,781	Denso Corp.	4,542	224
Bank Negara Indonesia Persero Tbk PT	1,170,600	601	East Japan Railway Co.	3,400	318
Gudang Garam Tbk PT	5,300	28	Ebara Corp.	89,500	2,725
United Tractors Tbk PT	345,400	846	Electric Power Development Co. , Ltd.	31,400	851
		4,256	FamilyMart UNY Holdings Co. , Ltd.	800	75
			FANUC Corp.	1,723	339
Ireland - 1.0%			FUJIFILM Holdings Corp.	18,621	767
Bank of Ireland Group PLC	520,784	4,471	Fujitsu, Ltd.	1,151,146	7,849
CRH PLC	24,737	842	Hankyu Hanshin Holdings, Inc.	10,300	411
DCC PLC	4,383	405	Hitachi, Ltd.	60,000	419
Medtronic PLC	3,060	276	Honda Motor Co. , Ltd.	380,165	11,448

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 105

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hoshizaki Corp.	1,400	141	Sekisui Chemical Co. , Ltd.	28,000	501
Icom, Inc.	45,300	1,099	Sekisui House, Ltd.	19,500	332
Iida Group Holdings Co. , Ltd.	12,600	247	Seven & i Holdings Co. , Ltd.	12,335	504
Inpex Corp.	427,500	4,694	Shimadzu Corp.	3,000	86
Isuzu Motors, Ltd.	318,800	4,312	Shimano, Inc.	6,387	919
ITOCHU Corp.	126,518	2,246	Shingakukai Co. , Ltd.	14,800	79
Japan Airlines Co. , Ltd.	24,900	919	Shinsei Bank, Ltd.	22,000	347
Japan Post Bank Co. , Ltd.	27,688	332	Shizuoka Bank, Ltd. (The)	101,000	932
Japan Post Holdings Co. , Ltd.	90,400	997	SoftBank Group Corp.	12,792	1,064
Japan Retail Fund Investment Corp. (ö)	192	350	Sojitz Corp.	110,200	401
Japan Tobacco, Inc.	28,800	819	Sompo Japan Nipponkoa Holdings, Inc.	98,001	3,982
JX Holdings, Inc.	91,400	672	Sony Corp.	89,200	4,824
Kajima Corp.	25,000	195	Sumitomo Chemical Co. , Ltd.	69,000	397
Kamigumi Co. , Ltd.	16,000	335	Sumitomo Corp.	45,600	750
Kansai Electric Power Co. , Inc. (The)	43,500	618	Sumitomo Electric Industries, Ltd.	15,700	242
Kao Corp.	3,700	270	Sumitomo Mitsui Financial Group, Inc.	136,402	5,413
KDDI Corp.	38,200	1,065	Sumitomo Mitsui Trust Holdings, Inc.	11,100	442
Keyence Corp.	8,000	4,222	Sumitomo Realty & Development Co. ,
Kirin Holdings Co. , Ltd.	18,600	476	Ltd.	19,000	696
Kitagawa Industries Co. , Ltd.	40,500	536	Suntory Beverage & Food, Ltd.	7,000	298
Komatsu, Ltd.	17,300	508	T&D Holdings, Inc.	50,300	750
Kuraray Co. , Ltd.	28,500	403	Taisho Pharmaceutical Holdings Co. ,
Kyushu Electric Power Co. , Inc.	37,000	436	Ltd.	35,600	4,027
Marubeni Corp.	66,000	503	Terumo Corp.	1,300	71
Medipal Holdings Corp.	2,600	53	Toho Holdings Co. , Ltd.	27,500	677
MEIJI Holdings Co. , Ltd.	400	31	Tokio Marine Holdings, Inc.	56,300	2,676
Mitsubishi Chemical Holdings Corp.	43,600	381	Tokyo Electric Power Co. Holdings, Inc.
Mitsubishi Corp.	54,000	1,509	(Æ)	33,100	158
Mitsubishi Electric Corp.	13,900	189	Tokyo Gas Co. , Ltd.	16,600	405
Mitsubishi Heavy Industries, Ltd.	13,000	488	Toyota Motor Corp.	92,400	6,056
Mitsubishi UFJ Financial Group, Inc.	808,916	4,974	Toyota Tsusho Corp.	5,300	181
Mitsui & Co. , Ltd.	84,500	1,416	Transcosmos, Inc.	56,700	1,464
Mizuho Financial Group, Inc.	1,103,200	1,920	Unicharm Corp.	91,288	2,784
MS&AD Insurance Group Holdings, Inc.	69,100	2,113	West Japan Railway Co.	37,400	2,613
Murata Manufacturing Co. , Ltd.	5	1	Yahoo! Japan Corp.	1,053,700	4,011
Nakanishi, Inc.	39,777	832	Yamada Denki Co. , Ltd.	25,400	126
NEC Corp.	11,900	330	Yamaguchi Financial Group, Inc.	58,000	657
Nidec Corp.	2,800	406			154,382
Nikon Corp.	8,800	149
Nintendo Co. , Ltd.	3,075	1,014	Luxembourg - 0.4%
Nippon Express Co. , Ltd.	3,800	249	ArcelorMittal SA(Æ)	42,023	1,345
Nippon Fine Chemical Co. , Ltd.	10,092	125	Corporacion America Airports SA(Æ)	130,885	1,459
Nippon Telegraph & Telephone Corp.	37,300	1,726	Globant SA(Æ)	23,654	1,311
Nissan Motor Co. , Ltd.	145,100	1,371	Tenaris SA	45,498	834
Nitori Holdings Co. , Ltd.	9,600	1,449	Ternium SA - ADR	9,542	346
Nomura Real Estate Holdings, Inc.	31,600	690			5,295
NTT DOCOMO, Inc.	37,099	955
Obayashi Corp.	14,000	146	Malaysia - 0.1%
Obic Co. , Ltd.	300	26	Hong Leong Bank BHD	131,300	615
Oriental Land Co. , Ltd.	5,700	619	Tenaga Nasional BHD	122,000	472
ORIX Corp.	26,035	423			1,087

Osaka Gas Co. , Ltd.	38,400	738	Mexico - 1.1%
Otsuka Holdings Co. , Ltd.	7,400	342	America Movil SAB de CV	5,856,804	5,019
Panasonic Corp.	36,000	464	America Movil SAB de CV Class L
Qol Co. , Ltd.	97,900	1,612	- ADR	38,529	659
Recruit Holdings Co. , Ltd.	21,900	601	Banco Santander SA Class B	448,196	756
Resona Holdings, Inc.	98,500	561	Fibra Uno Administracion SA de CV(ö)	449,306	647
Ricoh Co. , Ltd.	97,300	950	Fomento Economico Mexicano SAB de
Secom Co. , Ltd.	38,863	2,971	CV - ADR	2,661	261
Secom Joshinetsu Co. , Ltd.	37,600	1,177	Gruma SAB de CV Class B	8,650	112

See accompanying notes which are an integral part of this quarterly report.

106 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Grupo Cementos de Chihuahua SAB			Powszechna Kasa Oszczednosci Bank
de CV	168,957	1,097	Polski SA	75,110	857
Grupo Financiero Banorte SAB de CV			Powszechny Zaklad Ubezpieczen SA	70,049	805
Class O	106,441	742			5,023
Grupo Financiero Inbursa SAB de CV
Class O	412,847	680	Portugal - 0.0%
Grupo Televisa SAB - ADR	144,349	2,870	Energias de Portugal SA	70,961	290
Megacable Holdings SAB de CV	265,781	1,279	Sonae SGPS SA	419,494	476
Promotora y Operadora de					766
Infraestructura SAB de CV	5,741	59
Wal-Mart de Mexico SAB de CV	366,513	1,070	Russia - 1.6%
		15,251	Gazprom PJSC	283,792	653
			Gazprom PJSC - ADR	153,210	687
Netherlands - 2.3%			Lukoil PJSC - ADR	65,794	4,719
Aalberts Industries NV	2,677	121	Lukoil PJSC	12,662	902
ABN AMRO Group NV(Þ)	20,333	562	Mobile TeleSystems PJSC - ADR	27,882	245
Aegon NV	55,283	363	Novolipetsk Steel PJSC - GDR	103,423	2,677
AerCap Holdings NV(Æ)	7,284	409	Rosneft Oil Co. - GDR	24,806	164
Akzo Nobel NV	5,708	527	Sberbank of Russia PJSC - ADR	391,547	5,522
ASM International NV	5,539	319	Sberbank of Russia PJSC	134,017	461
ASML Holding NV	10,879	2,321	Tatneft PJSC - ADR	51,549	3,556
HAL Trust	332	60	X5 Retail Group NV - GDR	64,279	1,722
Heineken Holding NV	4,865	469			21,308
Heineken NV	34,948	3,536
ING Groep NV	341,095	5,211	Singapore - 1.2%
Koninklijke Ahold Delhaize NV	18,124	461	CapitaLand, Ltd.	105,900	252
Koninklijke DSM NV	7,573	807	DBS Group Holdings, Ltd.	160,100	3,145
Koninklijke KPN NV	677,591	1,957	Oversea-Chinese Banking Corp. , Ltd.	108,300	922
Koninklijke Philips NV	16,990	746	Singapore Exchange, Ltd.	124,600	682
NN Group NV	10,510	463	Singapore Telecommunications, Ltd.	2,985,878	7,051
Royal Dutch Shell PLC Class A	284,260	9,731	United Overseas Bank, Ltd.	49,100	975
Wolters Kluwer NV	9,140	551	UOL Group, Ltd.	156,600	825
Yandex NV Class A(Æ)	77,235	2,777	Wilmar International, Ltd.	1,278,300	2,942
		31,391			16,794

New Zealand - 0.0%			South Africa - 0.8%
Fonterra Co-operative Group, Ltd.	35,614	124	Absa Group, Ltd.	63,591	831
			Aspen Pharmacare Holdings, Ltd.	14,475	282
Norway - 0.4%			Barloworld, Ltd. - ADR	59,055	570
DNB ASA	35,639	721	Bidvest Group, Ltd. (The)	62,444	888
Orkla ASA	509,504	4,308	Foschini Group, Ltd. (The)	102,926	1,348
Telenor ASA	25,489	498	Hyprop Investments, Ltd. (ö)	73,891	576
		5,527	MTN Group, Ltd.	59,637	519
			Naspers, Ltd. Class N	9,200	2,265
Panama - 0.1%			Old Mutual, Ltd. (Æ)	453,098	1,038
Copa Holdings SA Class A	17,777	1,730	Sasol, Ltd. - ADR	11,004	433
			Shoprite Holdings, Ltd. - ADR	16,874	279
Peru - 0.1%			Standard Bank Group, Ltd.	143,226	2,217
Cia de Minas Buenaventura SAA - ADR	39,660	545			11,246
Credicorp, Ltd.	1,426	326
		871	South Korea - 6.0%
			CLIO Cosmetics Co. , Ltd. (Þ)	29,798	565
Philippines - 0.1%			Daelim Industrial Co. , Ltd.	5,369	377
BDO Unibank, Inc.	443,490	1,102	Dongbu Insurance Co. , Ltd.	10,450	603
SM Prime Holdings, Inc.	821,400	584	E-MART, Inc.	17,742	3,468
		1,686	Grand Korea Leisure Co. , Ltd.	74,906	1,654
			GS Holdings Corp.	5,078	245
Poland - 0.4%			Hana Financial Group, Inc.	198,079	7,970
Bank Pekao SA	23,683	725	Hankook Tire Co. , Ltd.	21,963	874
KGHM Polska Miedz SA(Æ)	93,636	2,472	Hyundai Engineering & Construction
Polski Koncern Naftowy ORLEN SA	6,442	164	Co. , Ltd.	37,917	1,992

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 107

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hyundai Marine & Fire Insurance Co. ,			Trelleborg AB Class B	17,236	358
Ltd.	19,981	655			19,155
Hyundai Mobis Co. , Ltd.	1,302	266
Hyundai Motor Co.	44,255	5,129	Switzerland - 6.4%
Industrial Bank of Korea	60,809	851	ABB, Ltd.	158,563	3,642
ING Life Insurance Korea, Ltd. (Þ)	57,349	2,166	Baloise Holding AG	3,248	507
Kangwon Land, Inc.	64,376	1,497	Basler Kantonalbank	844	64
KB Financial Group, Inc.	112,280	5,394	Chocoladefabriken Lindt & Spruengli
KB Financial Group, Inc. - ADR	14,261	688	AG	124	1,222
Korea Electric Power Corp.	44,478	1,324	Cie Financiere Richemont SA	71,895	6,316
KT&G Corp.	20,621	2,037	Credit Suisse Group AG(Æ)	199,964	3,224
Kumho Petrochemical Co. , Ltd.	31,212	3,159	Ferguson PLC	8,346	658
LG Chem, Ltd.	1,990	670	Flughafen Zurich AG	3,710	777
LG Uplus Corp.	77,245	1,064	Geberit AG	7,430	3,313
Lotte Confectionery Co. , Ltd. (Æ)	3,186	150	Georg Fischer AG	393	508
POSCO	25,392	7,478	Givaudan SA	227	532
Samsung Card Co. , Ltd.	20,552	651	Glencore PLC(Æ)	336,163	1,481
Samsung Electronics Co. , Ltd.	413,837	17,168	Idorsia, Ltd. (Æ)	1,338	33
Samsung Engineering Co. , Ltd. (Æ)	137,461	2,095	Kuehne & Nagel International AG	897	143
Samsung Life Insurance Co. , Ltd.	8,594	741	LafargeHolcim, Ltd. (Æ)	10,796	552
Shinhan Financial Group Co. , Ltd.	31,442	1,229	Lonza Group AG(Æ)	163	50
SK Hynix, Inc.	106,601	8,223	Nestle SA	138,757	11,307
S-Oil Corp.	5,336	561	Novartis AG	154,944	13,006
Woori Bank	23,620	358	Partners Group Holding AG	81	62
		81,302	Roche Holding AG	70,487	17,299
			Schindler Holding AG	16,109	3,743
Spain - 0.8%			SGS SA	635	1,658
Abertis Infraestructuras SA(Š)	27,820	597	Sika AG	25,729	3,666
Amadeus IT Group SA Class A	26,235	2,238	St. Galler Kantonalbank AG	637	327
Banco Bilbao Vizcaya Argentaria SA			STMicroelectronics NV	67,677	1,471
- ADR	49,164	361	Straumann Holding AG	153	119
Banco de Sabadell SA - ADR	97,347	162	Swiss Life Holding AG(Æ)	3,422	1,229
Banco Santander SA - ADR	287,046	1,605	Swiss Re AG	22,141	2,031
Bankia SA	359,350	1,413	Swisscom AG	746	350
CaixaBank SA	37,506	173	TE Connectivity, Ltd.	2,475	232
Enagas SA	9,402	263	UBS Group AG(Æ)	323,440	5,328
Endesa SA - ADR	8,418	195	Zurich Insurance Group AG	8,454	2,600
Gas Natural SDG SA	23,314	632			87,450
Iberdrola SA	194,209	1,509
Mapfre SA	121,880	383	Taiwan - 2.7%
Repsol SA - ADR	38,560	765	Asustek Computer, Inc.	10,000	86
Telefonica SA - ADR	34,134	307	Cathay Financial Holding Co. , Ltd.	539,000	930
		10,603	Chang Hwa Commercial Bank, Ltd.	382,872	227
			China Development Financial Holding
Sweden - 1.4%			Corp.	1,711,000	627
Assa Abloy AB Class B	4,860	96	China Life Insurance Co. , Ltd.	294,736	312
Castellum AB	24,958	450	Chipbond Technology Corp.	1,000	2
Essity Aktiebolag Class B	5,320	133	Chunghwa Telecom Co. , Ltd. - ADR	11,428	394
Hufvudstaden AB Class A	3,405	53	Compal Electronics, Inc.	1,874,178	1,166
L E Lundbergforetagen AB Class B	17,474	571	Compeq Manufacturing Co. , Ltd.	488,102	487
Nordea Bank AB	32,176	342	CTBC Financial Holding Co. , Ltd.	662,000	449
Skandinaviska Enskilda Banken AB			E. Sun Financial Holding Co. , Ltd.	996,960	696
Class A	130,000	1,390	Fubon Financial Holding Co. , Ltd.	493,000	818
Svenska Cellulosa AB SCA Class B	5,320	55	Hon Hai Precision Industry Co. , Ltd.
Svenska Handelsbanken AB Class A	112,967	1,395	- GDR	493,134	2,716
Swedbank AB Class A	45,417	1,075	Hua Nan Financial Holdings Co. , Ltd.	1,170,000	702
Swedish Match AB	143,178	7,829	Largan Precision Co. , Ltd.	13,421	2,257
Telefonaktiebolaget LM Ericsson Class B	630,882	4,952	MediaTek, Inc.	99,000	823
Telia Co. AB	94,818	456	Nan Ya Plastics Corp.	243,000	675
			Nanya Technology Corp.	552,000	1,425
			Primax Electronics, Ltd.	537,463	1,012

See accompanying notes which are an integral part of this quarterly report.

108 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Realtek Semiconductor Corp.	638,115	2,575	Experian PLC	22,139	544
Ruentex Development Co. , Ltd.	483,000	536	Fiat Chrysler Automobiles NV(Æ)	61,085	1,044
Sino-American Silicon Products, Inc. (Æ)	366,000	1,260	Foxtons Group PLC(Å)	1,099,459	850
SinoPac Financial Holdings Co. , Ltd.	2,054,000	772	Galiform PLC	135,658	849
Taishin Financial Holding Co. , Ltd.	1,244,000	610	Georgia Capital PLC(Æ)	9,468	123
Taiwan Business Bank	1,893,000	625	GlaxoSmithKline PLC - ADR	234,538	4,867
Taiwan Cooperative Financial Holding			Halma PLC	7,340	136
Co. , Ltd.	1,429,000	873	HSBC Holdings PLC	969,368	9,283
Taiwan Semiconductor Manufacturing			Imperial Tobacco Group PLC	110,262	4,225
Co. , Ltd. - ADR	282,514	11,643	InterContinental Hotels Group PLC(Æ)	80,325	4,957
Tripod Technology Corp.	133,000	367	Intertek Group PLC	66,727	5,153
United Microelectronics Corp. - ADR	114,497	321	Investec PLC	60,762	440
Win Semiconductors Corp.	173,688	841	J Sainsbury PLC	1,449,094	6,212
Yuanta Financial Holding Co. , Ltd.	1,833,000	846	John Wood Group PLC	418,686	3,569
		37,073	KAZ Minerals PLC(Æ)	171,893	1,914
			Land Securities Group PLC(ö)	18,055	224
Thailand - 0.6%			Legal & General Group PLC	190,706	657
Bangkok Bank PCL	93,200	583	Lloyds Banking Group PLC	5,939,053	4,859
CP ALL PCL	313,500	710	London Stock Exchange Group PLC	60,461	3,487
Kasikornbank PCL	168,800	1,102	Lookers PLC(Þ)	641,406	884
Krung Thai Bank PCL	1,464,200	837	LSL Property Services PLC(Å)	567,611	1,935
Minor International PCL	1,600,700	1,830	Man Group PLC	210,369	479
PTT Global Chemical PCL	270,600	667	Meggitt PLC	464,878	3,476
PTT Public Company, Ltd.	772,000	1,187	Melrose Industries PLC(Æ)	149,270	423
Siam Commercial Bank PCL	198,400	835	Michael Page International PLC	371,766	2,916
		7,751	National Grid PLC	102,831	1,097
			Next PLC	7,350	572
Turkey - 0.7%			Persimmon PLC Class A	15,025	489
MLP Saglik Hizmetleri AS(Æ)(Þ)	323,943	888	Prudential PLC	37,092	877
Tupras Turkiye Petrol Rafinerileri AS	108,429	2,374	Quilter PLC(Æ)(Þ)	43,661	89
Turk Hava Yollari AO(Æ)	731,510	2,581	RELX NV	17,024	370
Turkcell Iletisim Hizmetleri AS	1,004,335	2,632	RELX PLC	18,102	395
Turkiye Sise ve Cam Fabrikalari AS	480,233	489	Rio Tinto PLC	4,260	235
		8,964	Rolls-Royce Holdings PLC(Æ)	47,201	613

United Arab Emirates - 0.4%			Rotork PLC	779,231	3,679
Abu Dhabi Commercial Bank PJSC	529,380	1,021	Royal Bank of Scotland Group PLC(Æ)	1,829,693	6,126
Aldar Properties PJSC	1,902,275	1,052	Royal Dutch Shell PLC Class A	91,657	3,145
Emaar Properties PJSC	1,830,625	2,634	Royal Dutch Shell PLC Class B	93,501	3,272
National Bank of Abu Dhabi PJSC	185,065	685	RSA Insurance Group PLC	160,744	1,358
		5,392	Scottish & Southern Energy PLC	35,521	583
			Segro PLC(ö)	30,655	267
United Kingdom - 13.3%			Smiths Group PLC	62,814	1,330
3i Group PLC	38,290	476	Spirax-Sarco Engineering PLC	51,490	4,691
Anglo American PLC	59,312	1,353	Standard Chartered PLC	317,545	2,863
Antofagasta PLC	254,904	3,364	Standard Life Aberdeen PLC	57,936	237
AstraZeneca PLC	11,575	891	Stock Spirits Group PLC(Å)	733,597	2,078
Aviva PLC	614,965	4,031	Tesco PLC	1,744,710	5,958
BAE Systems PLC	894,299	7,660	Travis Perkins PLC	296,198	4,652
Bank of Georgia Group PLC	9,468	227	Tullow Oil PLC(Æ)	1,465,827	4,356
Barclays PLC	1,191,719	3,030	Unilever NV	164,879	9,484
BBA Aviation PLC	133,771	614	Unilever PLC	15,866	907
BHP Billiton PLC	47,929	1,107	Vertu Motors PLC(Å)	2,082,624	1,340
BP PLC	214,116	1,609	Vodafone Group PLC	3,778,005	9,219
BP PLC - ADR	106,627	4,808	Wm Morrison Supermarkets PLC	120,368	413
British American Tobacco PLC	17,486	964			180,880
Bunzl PLC	93,177	2,769
CNH Industrial NV	29,387	345	United States - 1.9%
Compass Group PLC	32,013	689	Alphabet, Inc. Class C(Æ)	3,166	3,854
Diageo PLC	335,465	12,329	Bausch Health Companies, Inc. (Æ)	31,871	693
Direct Line Insurance Group PLC	91,569	413	Carnival PLC	6,909	401

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 109

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Facebook, Inc. Class A(Æ)	18,533	3,198	United States - 2.7%
Gran Tierra Energy, Inc. (Æ)	168,831	565	U. S. Cash Management Fund (@)	36,198,988	(8)	36,203
IHS Markit, Ltd. (Æ)	58,651	3,110	Total Short-Term Investments
MasterCard, Inc. Class A	8,939	1,770	(cost $36,202)			36,203
MercadoLibre, Inc.	2,183	749
Mylan NV(Æ)	162,298	6,054	Total Investments 98.3%
News Corp. Class A	166,817	2,514	(identified cost $1,131,122)			1,337,587
NVIDIA Corp.	3,932	963

Visa, Inc. Class A	1,936	265	Other Assets and Liabilities, Net
Wausau Paper Corp.	68,639	1,075
		25,211	- 1.7%			23,007
			Net Assets - 100.0%			1,360,594
Uruguay - 0.0%
Arcos Dorados Holdings, Inc. Class A	42,864	300

Total Common Stocks
(cost $1,074,925)		1,280,101

Preferred Stocks - 1.3%
Brazil - 0.2%
Investimentos Itau SA
10.757% (Ÿ)	194,788	541
Lojas Americanas SA(Æ)
0.487% (Ÿ)	357,446	1,728
		2,269

Colombia - 0.0%
Banco Davivienda SA
2.600% (Ÿ)	28,996	358

Germany - 0.5%
Henkel AG & Co. KGaA
1.661% (Ÿ)	4,333	543
Porsche Automobil Holding SE
2.652% (Ÿ)	6,006	407
Volkswagen AG
2.330% (Ÿ)	34,279	6,103
		7,053

Japan - 0.0%
Shinkin Central Bank Class A
2.760% (Ÿ)	78	168

South Korea - 0.6%
Samsung Electronics Co. , Ltd.
2.554% (Ÿ)	243,879	8,370

Total Preferred Stocks
(cost $16,985)		18,218

Warrants & Rights - 0.2%
United Kingdom - 0.2%
HSBC Bank PLC(Æ)
2020 Warrants	238,208	2,736
HSBC Bank PLC(Æ)
2021 Warrants	49,376	329

Total Warrants & Rights
(cost $3,010)		3,065

Short-Term Investments - 2.7%

See accompanying notes which are an integral part of this quarterly report.

110 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.6%
Brookfield Real Estate Services, Inc.	09/21/15	CAD	91,867	11.82	1,086	1,383
Foxtons Group PLC	04/10/18	GBP	1,099,459	1.16	1,276	850
LSL Property Services PLC	08/16/17	GBP	567,611	2.76	1,565	1,935
Stock Spirits Group PLC	04/19/17	GBP	733,597	2.35	1,721	2,078
Tikkurila OYJ	05/18/17	EUR	57,701	18.74	1,081	1,060
Trisura Group, Ltd.	07/20/16	CAD	109	16.16	2	2
Vertu Motors PLC	02/22/18	GBP	2,082,624	0.61	1,280	1,340
						8,648
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	1,338	EUR	47,165	09/18	1,259
MSCI EAFE Mini Index Futures	234	USD	23,450	09/18	257
MSCI Emerging Markets Mini Index Futures	127	USD	6,962	09/18	121
S&P/TSX 60 Index Futures	22	CAD	4,308	09/18	26
TOPIX Index Futures	474	JPY	8,285,520	09/18	(995)
Short Positions
FTSE 100 Index Futures	374	GBP	28,809	09/18	(282)
Hang Seng Index Futures	33	HKD	46,910	08/18	95
MSCI Emerging Markets Mini Index Futures	749	USD	41,057	09/18	1,539
S&P 500 E-Mini Index Futures	352	USD	49,581	09/18	(635)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,385

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	8,083	EUR	6,800	09/19/18	(104)
Bank of Montreal	USD	14,633	JPY	1,598,328	09/19/18	(292)
Bank of Montreal	GBP	5,132	USD	6,898	09/19/18	149
Brown Brothers Harriman	CHF	45	USD	46	08/02/18	—
Brown Brothers Harriman	CHF	34	USD	35	08/03/18	—
Brown Brothers Harriman	JPY	2,470	USD	22	08/01/18	—
Brown Brothers Harriman	JPY	2,804	USD	25	08/02/18	—
Brown Brothers Harriman	JPY	5,597	USD	50	08/03/18	1
Commonwealth Bank of Australia	USD	8,076	EUR	6,800	09/19/18	(96)
Commonwealth Bank of Australia	USD	14,643	JPY	1,598,328	09/19/18	(303)
Commonwealth Bank of Australia	GBP	5,132	USD	6,899	09/19/18	150
Royal Bank of Canada	USD	8,073	EUR	6,800	09/19/18	(93)
Royal Bank of Canada	USD	14,617	JPY	1,598,328	09/19/18	(277)
Royal Bank of Canada	GBP	5,132	USD	6,891	09/19/18	142
State Street	USD	6,492	CAD	8,500	09/19/18	47
State Street	USD	11,958	EUR	10,200	09/19/18	11
State Street	USD	527	GBP	400	09/19/18	(1)
State Street	CAD	3,750	USD	2,892	09/19/18	7

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 111

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	4,000	USD	510	09/19/18	—
State Street	HKD	27,000	USD	3,446	09/19/18	3
State Street	JPY	300,000	USD	2,711	09/19/18	20
UBS	USD	8,074	EUR	6,800	09/19/18	(94)
UBS	USD	14,619	JPY	1,598,328	09/19/18	(279)
UBS	GBP	5,132	USD	6,891	09/19/18	142
Westpac	USD	8,076	EUR	6,800	09/19/18	(97)
Westpac	USD	14,623	JPY	1,598,328	09/19/18	(283)
Westpac	GBP	5,132	USD	6,894	09/19/18	146
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,101)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$3,400	$—	$—	$—	$3,400
Australia	—	28,426	—	—	28,426
Austria	—	4,176	—	—	4,176
Belgium	—	6,150	—	—	6,150
Bermuda	—	518	—	—	518
Brazil	29,937	—	—	—	29,937
Canada	42,644	—	—	—	42,644
Chile	6,871	—	—	—	6,871
China	18,696	99,318	—	—	118,014
Colombia	786	—	—	—	786
Czech Republic	—	1,275	—	—	1,275
Denmark	—	19,425	735	—	20,160
Egypt	—	1,835	—	—	1,835
Finland	—	3,848	—	—	3,848
France	—	96,656	—	—	96,656
Germany	1,775	50,688	—	—	52,463
Greece	—	3,166	—	—	3,166
Hong Kong	9,983	35,948	—	—	45,931
Hungary	—	3,031	—	—	3,031
India	14,925	18,514	—	—	33,439
Indonesia	—	4,256	—	—	4,256
Ireland	7,682	5,718	—	—	13,400
Israel	—	2,068	—	—	2,068
Italy	—	21,089	—	—	21,089
Japan	—	154,382	—	—	154,382
Luxembourg	3,116	2,179	—	—	5,295
Malaysia	—	1,087	—	—	1,087
Mexico	15,251	—	—	—	15,251
Netherlands	3,186	28,205	—	—	31,391
New Zealand	—	124	—	—	124

See accompanying notes which are an integral part of this quarterly report.

112 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Norway	—	5,527	—	—	5,527
Panama	1,730	—	—	—	1,730
Peru	871	—	—	—	871
Philippines	—	1,686	—	—	1,686
Poland	—	5,023	—	—	5,023
Portugal	—	766	—	—	766
Russia	245	21,063	—	—	21,308
Singapore	—	16,794	—	—	16,794
South Africa	1,038	10,208	—	—	11,246
South Korea	688	80,614	—	—	81,302
Spain	—	10,006	597	—	10,603
Sweden	—	19,155	—	—	19,155
Switzerland	232	87,218	—	—	87,450
Taiwan	12,358	24,715	—	—	37,073
Thailand	—	7,751	—	—	7,751
Turkey	—	8,964	—	—	8,964
United Arab Emirates	—	5,392	—	—	5,392
United Kingdom	4,897	175,983	—	—	180,880
United States	23,735	1,476	—	—	25,211
Uruguay	300	—	—	—	300
Preferred Stocks	2,627	15,591	—	—	18,218
Warrants & Rights	—	3,065	—	—	3,065
Short-Term Investments	—	—	—	36,203	36,203
Total Investments	206,973	1,093,079	1,332	36,203	1,337,587

Other Financial Instruments
Assets
Futures Contracts	3,297	—	—	—	3,297
Foreign Currency Exchange Contracts	—	818	—	—	818
Liabilities
Futures Contracts	(1,912)	—	—	—	(1,912)
Foreign Currency Exchange Contracts	—	(1,919)	—	—	(1,919)
Total Other Financial Instruments*	$1,385	$(1,101)	$—	$—	$284

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 113

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	157,034
Consumer Staples	86,654
Energy	91,574
Financial Services	346,532
Health Care	89,172
Materials and Processing	118,218
Producer Durables	158,374
Technology	182,218
Utilities	68,543
Warrants and Rights	3,065
Short-Term Investments	36,203
Total Investments	1,337,587

See accompanying notes which are an integral part of this quarterly report.

114 Tax-Managed International Equity Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 87.6%				5.500% due 06/15/23 (Þ)		480	499
Argentina - 1.2%				Belfius Bank SA
Agua y Saneamientos Argentinos SA				3.625% due 12/31/99 (ƒ)	EUR	400	396
6.625% due 02/01/23		783	649	Series EMTn
Argentine Bonos del Tesoro				5.348% due 12/31/99 (Å)(ƒ)	EUR	600	752
15.500% due 10/17/26	ARS	2,260	77	BNP Paribas Fortis SA
Argentine Republic Government				1.679% due 12/29/49 (Ê)	EUR	1,000	997
International Bond
5.875% due 01/11/28		100	84				2,644
Series dscEUR				Bermuda - 0.1%
7.820% due 12/31/33	EUR	1,927	2,240	Catlin Insurance Co. , Ltd.
Series EURGDP				5.317% due 12/31/49 (ƒ)(Þ)		450	446

12.169% due 12/15/35 (Ê)	EUR	40,000	2,339	Brazil - 1.3%
Series WI.
7.625% due 04/22/46		1,268	1,073	Banco do Brasil SA
Generacion Mediterranea SA /				Series REGS
Generacion Frias SA				9.250% due 10/29/49 (Ê)(ƒ)		579	606
9.625% due 07/27/23 (Þ)		150	148	Brazil Letra do Tesouro Nacional Bills
Series REGS				Series LTN
9.625% due 07/27/23		400	394	9.749% due 01/01/22	BRL	830	161
Provincia de Buenos Aires				Brazil Letras do Tesouro Nacional
7.875% due 06/15/27 (Þ)		300	266	Series LTN
				46.552% due 07/01/21	BRL	3,320	682
YPF SA
Series REGS				Brazil Notas do Tesouro Nacional
8.500% due 07/28/25		653	648	Series NTNB
				6.000% due 05/15/35	BRL	150	131
			7,918	6.000% due 08/15/50	BRL	350	311
Australia - 0.3%				Series NTNF
Aristocrat International, Pty, Ltd. 1st				10.000% due 01/01/21	BRL	1,770	486
Lien Term Loan
4.098% due 10/19/24 (Ê)		243	243	10.000% due 01/01/23	BRL	9,810	2,614
Australia & New Zealand Banking				10.000% due 01/01/25	BRL	960	249
Group, Ltd.				10.000% due 01/01/27	BRL	3,540	900
2.831% due 08/19/20 (Ê)(Þ)		1,000	1,004	BRF SA
National Australia Bank , Ltd.				Series REGS
3.016% due 12/09/19 (Ê)(Þ)		250	252	2.750% due 06/03/22	EUR	550	635
2.839% due 05/22/20 (Ê)(Þ)		600	603	Cemig Geracao e Transmissao SA
Reece, Ltd. Term Loan B				Series REGS
4.340% due 05/30/25 (Ê)		250	250	9.250% due 12/05/24		597	622
			2,352	Nota do Tesouro Nacional
Austria - 0.2%				Series NTNF
				10.000% due 01/01/29	BRL	770	193
BAWAG Group AG
5.000% due 12/31/99 (ƒ)	EUR	200	217	Vale SA
				5.625% due 09/11/42		600	617
Raiffeisen Bank International AG
4.500% due 12/31/99 (ƒ)	EUR	400	412	Votorantim Cimentos SA
				Series REGS
6.125% due 12/31/99 (ƒ)	EUR	400	484	3.500% due 07/13/22	EUR	400	482
Raiffeisenlandesbank Niederoesterreich-
Wien AG							8,689
5.875% due 11/27/23	EUR	200	264	Canada - 2.7%
				1011778 BC Unlimited Liability Co.
			1,377	Term Loan B2
Azerbaijan - 0.2%				4.625% due 01/15/22 (Þ)		447	446
State Oil Co. of the Azerbaijan Republic				Arterra Wines Canada, Inc. 1st Lien
Series EMTN				Term Loan B1
4.750% due 03/13/23		725	721	5.075% due 12/15/23 (Ê)		128	128
State Oil Company of Azerbaijan				Baffinland Iron Corp.
Republic				8.750% due 07/15/26 (Þ)		1,150	1,151
6.950% due 03/18/30		731	790	Bank of Nova Scotia (The)
			1,511	Series YCD
Bahrain - 0.3%				2.554% due 12/30/19 (Ê)(~)		300	300
Bahrain Government International Bond				Bombardier, Inc.
7.000% due 01/26/26 (Þ)		2,000	1,920	7.450% due 05/01/34 (Þ)		100	102
				Brookfield Residential Properties, Inc.
Belgium - 0.4%				6.375% due 05/15/25 (Þ)		487	485
Barry Callebaut Services NV				Canadian Oil Sands, Ltd.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 115

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
6.000% due 04/01/42 (Þ)	491	522	Bonos de la Tesoreria de la Republica
Enbridge, Inc.			en pesos
5.500% due 07/15/77 (Ê)	186	174	Series 30YR
First Quantum Minerals, Ltd.			6.000% due 01/01/49	CLP	410,000	713
7.250% due 05/15/22 (Þ)	450	452	Chile Government International Bond
7.250% due 04/01/23 (Þ)	580	584	5.000% due 03/01/35	CLP	180,000	287
6.500% due 03/01/24 (Þ)	800	779	Empresa de Transporte de Pasajeros
			Metro SA
6.875% due 03/01/26 (Þ)	466	455	Series REGS
Garda World Security Corp. Term Loan B			5.000% due 01/25/47		568	572
5.800% due 05/26/24 (Ê)	207	207	Empresa Nacional del Petroleo
7.500% due 05/26/24 (Ê)	1	1	Series REGS
Jupiter Resources, Inc.			4.500% due 09/14/47		275	252
8.500% due 10/01/22 (Þ)	3,010	1,505				1,824
Kinross Gold Corp.			China - 0.2%
Series WI
5.950% due 03/15/24	736	762	China Evergrande Group
4.500% due 07/15/27	997	918	9.500% due 03/29/24		500	485
Lions Gate Entertainment Corp. Term			8.750% due 06/28/25		596	553
Loan B			Country Garden Holdings Co. , Ltd.
4.314% due 03/19/25 (Ê)	249	250	Series REGS
MEG Energy Corp.			7.250% due 04/04/21		300	304
6.375% due 01/30/23 (Þ)	480	433				1,342
7.000% due 03/31/24 (Þ)	1,110	1,002	Colombia - 1.3%
New Gold, Inc.			Colombia Government International
6.250% due 11/15/22 (Þ)	1,052	992	Bond
Norbord, Inc.			7.750% due 04/14/21	COP	979,000	355
6.250% due 04/15/23 (Þ)	460	480	3.875% due 04/25/27		300	293
Open Text Corp. Term Loan B			9.850% due 06/28/27	COP	399,000	174
3.827% due 05/23/25 (Ê)	125	125	7.375% due 09/18/37		1,000	1,260
Parq Holdings, LP Term Loan			6.125% due 01/18/41		600	677
9.834% due 12/17/20 (Ê)	1,776	1,776	5.000% due 06/15/45		500	498
Province of Ontario Canada			Colombian TES
1.650% due 09/27/19	600	592	Series B
Quebecor Media, Inc.			7.000% due 09/11/19	COP	2,188,000	774
5.750% due 01/15/23	486	499	10.000% due 07/24/24	COP	1,753,000	717
Sandvine Corp. 1st Lien Term Loan B			7.500% due 08/26/26	COP	662,000	240
7.822% due 09/21/22 (Ê)	182	183	6.000% due 04/28/28	COP	3,345,000	1,089
Teck Resources, Ltd.			Colombian Titulos de Tesoreria
3.750% due 02/01/23	630	622	Series B
6.000% due 08/15/40	198	200	11.000% due 07/24/20	COP	2,725,000	1,044
Titan Acquisition, Ltd.			7.000% due 05/04/22	COP	1,741,000	626
7.750% due 04/15/26 (Þ)	910	814	Ecopetrol SA
Toronto-Dominion Bank (The)			5.875% due 09/18/23		300	321
2.700% due 05/01/20 (Ê)	835	830	7.375% due 09/18/43		648	740
Valeant Pharmaceuticals International,						8,808
Inc. Term Loan B			Costa Rica - 0.4%
5.092% due 05/17/25 (Ê)	248	248	Banco Nacional de Costa Rica
Videotron, Ltd.			Series REGS
5.000% due 07/15/22	439	448	6.250% due 11/01/23		335	346
Yonkers Racing Corp. Term Loan B			Costa Rica Government International
5.330% due 05/24/24 (Ê)	239	239	Bond
		18,704	7.000% due 04/04/44 (Þ)		2,000	2,050
Cayman Islands - 0.2%			Instituto Costarricense de Electricidad
Lamar Funding, Ltd.			Series REGS
Series REGS			6.375% due 05/15/43		635	545
3.958% due 05/07/25	890	797				2,941
Noble Holding International, Ltd.			Czech Republic - 0.3%
6.200% due 08/01/40	170	125	CEZ AS
OmGrid Funding, Ltd.			Series REGS
Series REGS			5.625% due 04/03/42		383	409
5.196% due 05/16/27	716	670	Czech Republic Government
		1,592	International Bond
Chile - 0.3%

See accompanying notes which are an integral part of this quarterly report.

116 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series 78				5.445% due 04/22/24 (Ê)		119	119
2.500% due 08/25/28	CZK	29,210	1,372	Altice France SA
			1,781	6.250% due 05/15/24 (Þ)		165	164
Denmark - 0.6%				AXA SA
Danske Bank A/S				5.500% due 07/29/49 (ƒ)		600	573
7.000% due 12/31/99 (ƒ)		250	249	BNP Paribas SA
Saxo Bank A/S				6.500% due 06/29/49 (ƒ)		1,000	1,005
9.750% due 12/31/99 (Å)(ƒ)	EUR	500	631	4.875% due 12/29/49 (ƒ)	EUR	1,582	1,868
TDC A/S				BPCE SA
5.625% due 02/23/23	GBP	1,500	2,130	12.500% due 08/29/49 (Ê)(ƒ)(Þ)		262	286
Welltec A/S				Casino Guichard Perrachon SA
9.500% due 12/01/22 (Þ)		1,350	1,357	4.498% due 03/07/24	EUR	700	827
			4,367	3.580% due 02/07/25	EUR	300	335
Dominican Republic - 0.5%				4.048% due 08/05/26	EUR	100	113
Dominican Republic Government				Casino Guichard-Perrachon SA
International Bond				5.244% due 03/09/20	EUR	600	737
Series REGS				CMA CGM SA
15.950% due 06/04/21	DOP	2,000	48	Series REGS
16.950% due 02/04/22	DOP	1,300	33	7.750% due 01/15/21	EUR	670	785
10.500% due 04/07/23	DOP	8,100	169	CNP Assurances
Dominican Republic International Bond				Series .
7.450% due 04/30/44 (Þ)		1,000	1,083	4.750% due 12/31/99 (ƒ)	EUR	100	120
6.850% due 01/27/45 (Þ)		2,000	2,037	Credit Agricole Corporate And
				Investment Bank
			3,370	Series YCD
Ecuador - 0.3%				2.689% due 07/30/20 (Ê)(~)		750	750
Ecuador Government International Bond				Credit Agricole SA
Series REGS				Series REGS
7.875% due 01/23/28		1,000	915	6.625% due 09/29/49 (Ê)(ƒ)		350	355
EP Petroecuador				7.875% due 12/29/49 (Ê)(ƒ)		400	426
Series REGS
7.966% due 09/24/19 (Ê)		735	730	La Financiere Atalian
Republic of Ecuador Government				Series REGs
International Bond				6.625% due 05/15/25	GBP	700	903
Series REGS				La Mondiale SAM
9.650% due 12/13/26		500	504	2.379% due 10/29/49 (Å)(Ê)(ƒ)	EUR	500	550
			2,149	1.803% due 11/29/49 (Å)(Ê)(ƒ)	EUR	500	544
Egypt - 0.5%				Numericable Group SA Term Loan B12
Egypt Government International Bond				5.072% due 01/05/26 (Ê)		246	238

5.875% due 06/11/25 (Þ)		500	485	Orano SA
6.875% due 04/30/40 (Þ)		3,000	2,760	3.250% due 09/04/20	EUR	800	975
				Series EMTn
			3,245	3.125% due 03/20/23	EUR	700	826
El Salvador - 0.4%				PSA Tresorerie GIE
El Salvador Government International				6.000% due 09/19/33	EUR	717	1,081
Bond
Series REGS				Societe Generale SA
7.375% due 12/01/19		1,000	1,030	9.375% due 09/29/49 (Ê)(ƒ)	EUR	900	1,150
5.875% due 01/30/25		1,500	1,433	Series REGS
				6.750% due 12/31/99 (ƒ)		300	287
7.650% due 06/15/35		498	498	Solvay Finance SA
			2,961	5.425% due 11/29/49 (Ê)(ƒ)	EUR	832	1,092
Ethiopia - 0.1%							16,109
Ethiopia International Bond				Gabon - 0.1%
6.625% due 12/11/24 (Þ)		1,000	1,020	Gabon Government International Bond

Finland - 0.1%				6.375% due 12/12/24 (Þ)		500	467

Nokia OYJ				Georgia - 0.1%
6.625% due 05/15/39		126	134	Georgian Railway LLC
Teollisuuden Voima OYJ				Series REGS
2.125% due 02/04/25	EUR	690	804	7.750% due 07/11/22		550	580
			938
France - 2.4%				Germany - 1.8%
Albea Beauty Holdings SA Term Loan				Bilfinger SE
5.334% due 04/22/24 (Ê)		—	—	2.375% due 12/07/19	EUR	817	980

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 117

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Blitz F18-674 GmbH
Series REGS				Hungary - 0.1%
6.000% due 07/30/26	EUR	750	882	OTP Bank Nyrt
CBR Fashion Finance BV				2.672% due 11/29/49 (Ê)(ƒ)	EUR	500	539
Series REGS
5.125% due 10/01/22	EUR	550	572	India - 0.0%
CTC BondCo GMBH				State Bank of India
Series REGS				5.500% due 09/29/49 (Ê)(ƒ)		200	201
5.250% due 12/15/25	EUR	600	688
Deutsche Bank AG				Indonesia - 0.9%
2.750% due 02/17/25	EUR	1,095	1,270	Indonesia Government Treasury Bonds
4.500% due 04/01/25		336	314	Series FR74
Deutsche Pfandbriefbank AG				7.500% due 08/15/32	IDR	7,745,000	507
4.600% due 02/22/27	EUR	400	478	Indonesia Treasury Bond
Deutschland Government International				Series FR56
Bond				8.375% due 09/15/26	IDR	12,136,000	867
0.250% due 08/15/28	EUR	715	820	Series FR61
Grenke AG				7.000% due 05/15/22	IDR	1,471,000	100
7.000% due 12/31/99 (ƒ)	EUR	400	509	Series FR68
HSH Nordbank AG				8.375% due 03/15/34	IDR	7,171,000	497
7.250% due 06/29/49 (Ê)(ƒ)		500	220	Series FR70
HT1 Funding GmbH				8.375% due 03/15/24	IDR	11,659,000	828
Series .				Series FR71
1.819% due 07/29/49 (Ê)(ƒ)	EUR	300	334	9.000% due 03/15/29	IDR	15,767,000	1,163
IKB Deutsche Industriebank AG				Series FR73
4.000% due 01/31/28 (Ê)	EUR	400	460	8.750% due 05/15/31	IDR	7,891,000	571
K&S AG				Pertamina Persero PT
3.000% due 06/20/22	EUR	500	611	Series REGS
METRO AG				6.450% due 05/30/44		1,000	1,099
1.375% due 10/28/21	EUR	500	602	Perusahaan Listrik Negara PT
METRO Wholesale & Food Specialist				Series REGS
AG				5.250% due 10/24/42		657	634
1.500% due 03/19/25	EUR	757	871				6,266
Norddeutsche Landesbank Girozentrale				Iraq - 0.1%
6.000% due 06/29/20	EUR	702	881	Iraq International Bond
Nordex SE				Series REGS
Series REGS				5.800% due 01/15/28		1,000	942
6.500% due 02/01/23	EUR	300	340
RWE AG				Ireland - 0.6%
Series EMTn				Allied Irish Banks PLC
2.750% due 04/21/75 (Ê)	EUR	1,050	1,257	0.429% due 10/24/35 (Å)(Ê)	EUR	600	351
Solvay Acetow GMBH Term Loan				Aquarius & Investments PLC for Swiss
7.953% due 05/31/23 (Ê)		246	246	Reinsurance Co. , Ltd.
			12,335	8.250% due 09/29/49 (Ê)(ƒ)		500	501
Ghana - 0.2%				Endo, Ltd. / Endo Finance LLC / Endo
Ghana Government International Bond				Finco, Inc.
8.125% due 01/18/26 (Þ)		700	754	6.000% due 07/15/23 (Þ)		970	825
10.750% due 10/14/30 (Þ)		250	323	Fly Leasing, Ltd.
				Series 0005
			1,077	5.250% due 10/15/24		116	109
Guernsey - 0.1%				Governor & Co.
Summit Germany, Ltd.				4.250% due 06/11/24 (Ê)	EUR	750	900
Series REGS				Virgin Media Receivables Financing
2.000% due 01/31/25	EUR	400	440	Notes
				Series REGS
Honduras - 0.1%				5.750% due 04/15/23	GBP	850	1,134
Honduras Government International				VTB Bank
Bond				Series REGS
Series REGS				9.500% due 12/31/49 (ƒ)		493	515
7.500% due 03/15/24		500	542
							4,335
Hong Kong - 0.1%				Isle of Man - 0.0%
Industrial & Commercial Bank of China,				GVC Holdings PLC Term Loan B2
Ltd.				4.577% due 03/15/24 (Ê)		94	94
4.250% due 12/29/49 (Ê)(ƒ)		631	594

See accompanying notes which are an integral part of this quarterly report.

118 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Italy - 2.1%				Series REGS
Banca Farmafactoring SpA				7.875% due 11/15/21	GBP	1,200	1,536
5.875% due 03/02/27 (Ê)	EUR	200	228	HBOS Sterling Finance Jersey, LP
Banca Popolare dell'Alto Adige SCpA				7.881% due 12/29/49 (Ê)(ƒ)	GBP	912	1,730
5.625% due 10/06/27 (Ê)	EUR	234	262	Main Capital Funding II, LP
Banca Popolare di Milano Scarl				5.750% due 12/29/49 (ƒ)	EUR	500	604
7.125% due 03/01/21	EUR	606	774				6,651
Banco Popolare SC				Jordan - 0.1%
6.375% due 05/31/21	EUR	576	732	Jordan Government International Bond
Iccrea Banca SpA				Series REGS
1.875% due 11/25/19	EUR	320	378	7.375% due 10/10/47		1,000	963
Intesa Sanpaolo SpA
5.150% due 07/16/20	EUR	700	875	Kazakhstan - 0.7%
6.625% due 09/13/23	EUR	610	839	Kazkommertsbank
5.017% due 06/26/24 (Þ)		408	377	Series REGS
7.000% due 12/29/49 (Ê)(ƒ)	EUR	300	367	5.500% due 12/21/22		127	127
Leonardo SpA				KazMunayGas National Co. JSC
5.250% due 01/21/22	EUR	610	808	6.000% due 11/07/44 (Å)(þ)		3,000	2,880
4.875% due 03/24/25	EUR	502	676	Series REGS
Leonardo-Finmeccanica SpA				6.000% due 11/07/44 (Å)		1,000	960
Series EMTN				National Company KazMunajGaz
8.000% due 12/16/19	GBP	100	142	Series REGS
Mediobanca Banca di Credito				5.750% due 04/19/47		566	556
Finanziario SpA							4,523
5.750% due 04/18/23	EUR	471	618	Kenya - 0.1%
Mediobanca SpA				Kenya Government International Bond
5.000% due 11/15/20	EUR	400	504	Series REGS
Nexi Capital SpA				6.875% due 06/24/24		1,000	1,019
Series REGS
4.125% due 11/01/23	EUR	850	994	Lebanon - 0.4%
Societa Cattolica di Assicurazioni-				Lebanon Government International Bond
Societa Cooperativa				Series GMTN
4.250% due 12/14/47 (Ê)	EUR	400	454	6.375% due 03/09/20		1,850	1,799
Telecom Italia SpA				Series REGS
5.250% due 02/10/22	EUR	250	331	8.250% due 04/12/21		1,000	978
5.875% due 05/19/23	GBP	650	939	6.000% due 01/27/23		230	200
5.250% due 03/17/55	EUR	100	124				2,977
Telecom Italia SpA/Milano				Luxembourg - 2.7%
3.625% due 05/25/26	EUR	1,050	1,296	Ageasfinlux SA
UniCredit SpA				1.022% due 08/29/49 (Ê)	EUR	500	348
6.950% due 10/31/22	EUR	640	872	AI Mistral Luxembourg Subco Sarl Term
5.750% due 10/28/25 (Ê)	EUR	694	863	Loan B
5.375% due 12/31/99 (ƒ)	EUR	500	536	5.077% due 03/09/24 (Ê)		367	365
UnipolSai SpA				Altice Financing SA
5.750% due 12/31/49 (ƒ)	EUR	300	350	7.500% due 05/15/26 (Þ)		435	424
Wind Tre SpA				Cabot Financial (Luxembourg) SA
Series REGS				Series REGS
3.125% due 01/20/25	EUR	200	219	7.500% due 10/01/23	GBP	650	832
			14,558	Delta 2 (LUX ) Sarl Term Loan B
Japan - 0.1%				4.577% due 02/21/24 (Ê)		189	188
Mizuho Bank, Ltd.				Emerald Bay SA
Series YCD				Series 4F
2.737% due 10/01/19 (Ê)(~)		800	801	(5.162)% due 10/08/20 (Å)	EUR	300	328
				Evergreen Skills Lux Sarl 1st Lien Term
Jersey - 1.0%				Loan
AA Bond Co. , Ltd.				7.092% due 04/28/21 (Ê)		2,360	2,286
Series REGS				Evergreen Skills Lux Sarl 2nd Lien Term
5.500% due 07/31/22	GBP	1,125	1,340	Loan
DZ Bank Perpetual Funding Issuer, Ltd.				10.327% due 04/28/22 (Ê)		1,060	946
0.479% due 12/31/99 (Å)(ƒ)	EUR	400	406	Garfunkelux Holdco 2 SA
Galaxy Bidco, Ltd.				Series REGS
5.140% due 11/15/20 (Ê)	GBP	800	1,035	11.000% due 11/01/23	GBP	1,200	1,559
Galaxy Finco, Ltd.				Garfunkelux Holdco 3 SA

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 119

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS
8.500% due 11/01/22	GBP	1,000	1,273	Mexico - 2.4%
Gazprom OAO Via Gaz Capital SA				Comision Federal de Electricidad
Series REGS				Series REGS
6.510% due 03/07/22		100	106	5.750% due 02/14/42		625	626
8.625% due 04/28/34		2,134	2,678	Mexican Bonos
7.288% due 08/16/37		1,000	1,145	Series M 20
Mallinckrodt International Finance SA				10.000% due 12/05/24	MXN	35,915	2,144
5.625% due 10/15/23 (Þ)		43	37	Series M 30
Monitchem Holdco 2 SA				10.000% due 11/20/36	MXN	5,115	332
Series REGS				Series M
6.875% due 06/15/22	EUR	1,255	1,308	5.000% due 12/11/19	MXN	13,322	688
Russian Agricultural Bank OJSC Via				6.500% due 06/10/21	MXN	17,090	886
RSHB Capital SA				7.250% due 12/09/21	MXN	18,240	962
Series REGS				6.500% due 06/09/22	MXN	10,170	522
8.500% due 10/16/23		475	507	5.750% due 03/05/26	MXN	6,490	308
Samsonite Finco Sarl				7.750% due 05/29/31	MXN	5,634	301
Series REGS				7.750% due 11/13/42	MXN	16,700	884
3.500% due 05/15/26	EUR	225	257	Mexico City Airport Trust
Swissport Financing SARL				Series REGS
Series RegS				5.500% due 07/31/47		229	205
9.750% due 12/15/22	EUR	800	1,004	Petroleos Mexicanos
Takko Luxembourg 2 SCA				6.625% due 06/15/38		4,000	3,829
Series REGS				6.500% due 06/02/41		650	600
5.375% due 11/15/23 (Ê)	EUR	350	380	5.500% due 06/27/44		2,000	1,657
5.375% due 11/15/23	EUR	100	107	Series 14-2
Telecom Italia Capital SA				7.470% due 11/12/26	MXN	5,330	247
6.375% due 11/15/33		600	606	Series WI
7.200% due 07/18/36		196	209	5.625% due 01/23/46		1,103	906
Telecom Italia Finance SA				6.750% due 09/21/47		1,526	1,408
7.750% due 01/24/33	EUR	279	451
Travelport Finance Luxembourg Sarl							16,505
Term Loan B				Mongolia - 0.1%
4.830% due 03/16/25 (Ê)		250	250	Trade and Development Bank of
Venator Materials PLC				Mongolia LLC
5.750% due 07/15/25 (Þ)		495	458	Series REGS
VTB Bank OJSC Via VTB Capital SA				9.375% due 05/19/20		705	749

Series REGS				Morocco - 0.1%
6.950% due 10/17/22		490	504
				Morocco Government International Bond
			18,556	5.500% due 12/11/42 (Þ)		250	266
Macao - 0.1%				OCP SA
Industrial & Commercial Bank of China,				Series REGS
Ltd.				4.500% due 10/22/25		343	336
3.875% due 09/10/24 (Ê)		515	513	6.875% due 04/25/44		200	221

Malaysia - 0.3%							823
Malaysia Government International Bond				Mozambique - 0.1%
Series 0115				Mozambique International Bond
3.955% due 09/15/25	MYR	780	191	Series 144a
Series 0313				10.500% due 01/18/23 (Ê)(Þ)		1,033	861
3.480% due 03/15/23	MYR	1,010	245
Series 0413				Netherlands - 2.7%
3.844% due 04/15/33	MYR	1,150	261	Achmea BV
Series 0414				6.000% due 11/29/49 (ƒ)	EUR	850	1,020
3.654% due 10/31/19	MYR	3,000	740	Aegon NV
Series 0415				5.500% due 04/11/48 (Ê)		300	293
4.254% due 05/31/35	MYR	1,680	392	5.185% due 10/29/49 (Å)(Ê)(ƒ)	NLG	600	239
Series 0513				Alpha 3 B. V. Term Loan B1
3.733% due 06/15/28	MYR	330	79	5.334% due 01/31/24 (Ê)		123	123
			1,908	ASR Nederland NV
				Series .
Malta - 0.2%				4.625% due 12/31/99 (ƒ)	EUR	400	454
VistaJet Malta Finance PLC
7.750% due 06/01/20 (Þ)		1,110	1,106	CNH Industrial NV
				3.850% due 11/15/27		226	213

See accompanying notes which are an integral part of this quarterly report.

120 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Diamond (BC) BV				Series REGS
Series REGS				6.750% due 01/28/21		1,000	1,046
5.625% due 08/15/25	EUR	100	108				1,535
Diamond (BC) BV 1st Lien Term Loan				Norway - 0.1%
5.077% due 09/06/24 (Ê)		308	302	DNB Nor Bank ASA
Eagle International Global Holding BV /				Series YCD
Ruyi US Finance LLC				2.573% due 02/10/20 (Ê)(~)		850	851
Series REGS
5.375% due 05/01/23	EUR	100	117	Oman - 0.2%
Fiat Chrysler Automobiles NV				Oman Government International Bond
Series WI				Series REGS
4.500% due 04/15/20		495	501	4.750% due 06/15/26		600	567
Hertz Holdings Netherlands BV				5.625% due 01/17/28		500	488
Series REGS				6.500% due 03/08/47		500	466
5.500% due 03/30/23	EUR	250	290
Kazakhstan Temir Zholy Finance BV							1,521
Series REGS				Pakistan - 0.4%
6.950% due 07/10/42		664	740	Pakistan Government International Bond
LBC Tank Terminals Holding				Series REGS
Netherlands BV				7.875% due 03/31/36		2,700	2,566
6.875% due 05/15/23 (Þ)		827	827
Majapahit Holding BV				Panama - 0.1%
Series REGS				Aeropuerto Internacional de Tocumen
7.875% due 06/29/37		475	602	SA
				Series REGS
Maxeda DIY Holdings BV				5.625% due 05/18/36		548	571
Series REGS

6.125% due 07/15/22	EUR	500	557	Paraguay - 0.2%
NIBC Bank NV				Paraguay Government International
Zero coupon due 02/10/43 (Å)	EUR	300	944	Bond
6.000% due 12/31/99 (ƒ)	EUR	250	289	6.100% due 08/11/44 (Þ)		1,551	1,683
NXP BV / NXP Funding LLC
4.125% due 06/15/20 (Þ)		497	499	Peru - 0.7%
Petrobras Global Finance BV				Banco de Credito del Peru
4.750% due 01/14/25	EUR	1,129	1,403	4.850% due 10/30/20 (Þ)	PEN	1,840	563
6.250% due 12/14/26	GBP	1,155	1,569	Fondo Mivivienda SA
6.875% due 01/20/40		228	219	Series 0004
6.750% due 01/27/41		100	95	7.000% due 02/14/24 (Þ)	PEN	1,510	496
6.850% due 06/05/15		1,140	1,026	Peruvian Government International Bond
Republic of Angola Via Northern Lights				6.350% due 08/12/28 (Þ)	PEN	396	129
III BV				8.750% due 11/21/33		1,000	1,478
Series REGS				Series REGS
7.000% due 08/17/19		234	237	6.350% due 08/12/28	PEN	1,110	362
Sigma Holdco BV				6.950% due 08/12/31	PEN	1,070	362
7.875% due 05/15/26 (Þ)		1,120	1,030	6.900% due 08/12/37	PEN	1,320	437
Srlev NV				Petroleos del Peru SA
9.000% due 04/15/41 (Ê)	EUR	680	944	Series REGS
Sunshine Mid BV				5.625% due 06/19/47		752	754
Series REGS							4,581
6.500% due 05/15/26	EUR	800	921
Teva Pharmaceutical Finance				Philippines - 0.2%
				Philippine Government International
Netherlands II BV				Bond
0.375% due 07/25/20	EUR	300	346	4.950% due 01/15/21	PHP	26,000	488
1.125% due 10/15/24	EUR	1,156	1,196	Power Sector Assets & Liabilities
1.875% due 03/31/27	EUR	244	246	Management Corp.
1.625% due 10/15/28	EUR	218	207	Series REGS
VIVAT NV				7.390% due 12/02/24		607	723
7.000% due 12/31/99 (ƒ)	EUR	500	618				1,211
			18,175	Poland - 0.5%
Nigeria - 0.2%				Poland Government International Bond
Nigeria Government International Bond				Series 0725
6.500% due 11/28/27 (Þ)		500	489	3.250% due 07/25/25	PLN	6,310	1,762
				Series 0727
				2.500% due 07/25/27	PLN	1,860	483

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 121

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Republic of Poland Government				Eskom Holdings SOC, Ltd.
International Bond				Series REGS
Series 0420				5.750% due 01/26/21		800	789
1.500% due 04/25/20	PLN	5,100	1,393	7.125% due 02/11/25		2,711	2,625
			3,638	Republic of South Africa Government
Portugal - 0.3%				Bond
Banco Comercial Portugues SA				Series 2023
4.500% due 12/07/27 (Ê)	EUR	500	564	7.750% due 02/28/23	ZAR	38,940	2,923
Caixa Geral De Depositos Finance				Series 2032
1.446% due 09/29/49 (Ê)(ƒ)(Þ)	EUR	300	274	8.250% due 03/31/32	ZAR	22,220	1,570
Caixa Geral De Depositos Finance Co.				Series 2048
1.477% due 06/29/49 (Å)(Ê)(ƒ)	EUR	75	71	8.750% due 02/28/48	ZAR	7,390	521
GNB - Companhia de Seguros de Vida				Series R186
SA				10.500% due 12/21/26	ZAR	25,980	2,191
1.879% due 12/19/22 (Å)(Ê)	EUR	982	949	Republic of South Africa Government
3.179% due 12/29/49 (Å)(Ê)(ƒ)	EUR	240	210	International Bond
			2,068	Series R186
				10.500% due 12/21/26	ZAR	9,130	770
Qatar - 0.1%				South Africa Government International
Nakilat, Inc.				Bond
Series REGS				Series 2037
6.067% due 12/31/33		470	517	8.500% due 01/31/37	ZAR	18,350	1,289

Romania - 0.1%				Transnet SOC, Ltd.
				Series REGS
Romania Government International Bond				4.000% due 07/26/22		639	614
Series 10Y
4.750% due 02/24/25	RON	2,365	596				13,292
				Spain - 0.9%
Russia - 0.9%				Banco Bilbao Vizcaya Argentaria SA
Russia Government International Bond				Series 1
Series 6211				0.979% due 12/31/99 (Å)(ƒ)	EUR	200	209
7.000% due 01/25/23	RUB	33,618	532	Banco de Credito Social Cooperativo SA
Series 6212				7.750% due 06/07/27 (Ê)	EUR	300	342
7.050% due 01/19/28	RUB	83,940	1,299	Banco de Sabadell SA
Series 6215				6.250% due 04/26/20	EUR	350	446
7.000% due 08/16/23	RUB	54,202	856	Banco Santander SA
Series 6218				4.750% due 12/31/99 (ƒ)	EUR	600	643
8.500% due 09/17/31	RUB	14,490	247	Bankia SA
Series 6219				6.000% due 12/31/99(ƒ)	EUR	200	241
7.750% due 09/16/26	RUB	44,700	723	Bankinter SA
Russian Federal Bond - OFZ				6.375% due 09/11/19	EUR	600	749
Series 6205				8.625% due 12/29/49 (Ê)(ƒ)	EUR	200	265
7.600% due 04/14/21	RUB	13,700	221	CaixaBank SA
Russian Federation International Bond				2.750% due 07/14/28 (Ê)	EUR	500	599
Series REGS				5.250% due 12/31/99 (ƒ)	EUR	400	442
7.500% due 03/31/30 (Ê)		668	743	CaixaSabadell Preferentes SAU
Russian Railways Via RZD Capital PLC				Series B
7.900% due 10/19/24	RUB	115,000	1,836	1.629% due 07/29/49 (Å)(Ê)(ƒ)	EUR	700	774
			6,457	Caja de Seguros Reunidos, Compania de
Saudi Arabia - 0.1%				Seguros y Reaseguros, SA
Saudi Arabia Government International				8.000% due 02/17/26 (Å)	EUR	200	269
Bond				Ibercaja Banco, SA
Series REGS				7.000% due 12/31/99 (ƒ)	EUR	600	706
4.625% due 10/04/47		250	238	Santander Perpetual SA
Saudi Electricity Global Sukuk Co.				Series
Series REGS				1.279% due 12/29/49 (Ê)(ƒ)	EUR	400	423
5.500% due 04/08/44		450	469	Series REGS
			707	5.367% due 10/29/49 (Å)(Ê)(ƒ)		170	167
Singapore - 0.1%							6,275
BOC Aviation, Ltd.				Sri Lanka - 0.2%
Series REGS				Sri Lanka Government International
3.500% due 09/18/27		400	366	Bond
				6.825% due 07/18/26		1,300	1,303

South Africa - 1.9%				Sweden - 0.9%

See accompanying notes which are an integral part of this quarterly report.

122 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Skandinaviska Enskilda Banken AB				Series REGS
2.751% due 05/17/21 (Ê)(Þ)		1,000	1,000	5.375% due 10/24/23		772	685
Svenska Handelsbanken AB							8,878
Series BKNT				Ukraine - 0.0%
2.800% due 05/24/21 (Ê)		450	451	Ukraine Government International Bond
Telefonaktiebolaget LM Ericsson				Series GDP.
Series 7Y				4.660% due 05/31/40 (Ê)(Þ)		195	122
1.875% due 03/01/24	EUR	1,090	1,258	Series GDP
Unilabs SubHolding AB				4.660% due 05/31/40 (Ê)		200	125
Series REGS							247
5.750% due 05/15/25	EUR	500	562	United Arab Emirates - 0.2%
Verisure Midholding AB				Abu Dhabi National Energy Co. PJSC
Series REGS				4.375% due 04/23/25 (Þ)		506	509
5.750% due 12/01/23	EUR	2,200	2,540
				IDBI Bank, Ltd. /DIFC Dubai
			5,811	Series GMTN
Switzerland - 0.1%				4.250% due 11/30/20		729	721
Credit Suisse Group AG							1,230
Series REGS				United Kingdom - 7.0%
7.500% due 12/29/49 (Ê)(ƒ)		800	853
				Algeco Scotsman Global Finance PLC

Thailand - 0.5%				Series REGs
PTTEP Canada International Finance,				6.500% due 02/15/23	EUR	400	485
Ltd.				Arrow Global Finance PLC
Series REGS				Series REGS
6.350% due 06/12/42		570	683	5.125% due 09/15/24	GBP	750	906
PTTEP Treasury Center Co. , Ltd.				Aviva PLC
Series 144a				6.875% due 11/29/49 (Ê)(ƒ)	GBP	316	436
4.875% due 12/31/99 (ƒ)(Þ)		348	349	Avon Products, Inc.
Thailand Government Bond				7.000% due 03/15/23		399	330
3.850% due 12/12/25	THB	12,420	407	Barclays Bank PLC
2.125% due 12/17/26	THB	7,400	214	5.330% due 03/29/49 (Å)(Ê)(ƒ)	GBP	100	133
3.580% due 12/17/27	THB	14,730	475	7.125% due 10/29/49 (Ê)(ƒ)	GBP	550	778
3.650% due 06/20/31	THB	21,840	704	6.278% due 12/29/49 (Ê)(ƒ)		925	978
3.775% due 06/25/32	THB	6,400	209	Barclays PLC
3.400% due 06/17/36	THB	14,210	439	8.000% due 12/15/49 (Ê)(ƒ)	EUR	400	520
				Boparan Finance PLC
			3,480	Series REGS
Tunisia - 0.1%				5.500% due 07/15/21	GBP	1,950	2,329
Banque Centrale de Tunisie SA				Cognita Financing PLC
Series reGS				Series REGS
5.750% due 01/30/25		633	577	7.750% due 08/15/21	GBP	550	735

Turkey - 1.3%				Co-operative Group Holdings, Ltd.
				6.875% due 07/08/20 (Ê)	GBP	400	564
Republic of Turkey Government Bond
11.000% due 02/24/27	TRY	1,510	211	Daily Mail & General Trust PLC
				6.375% due 06/21/27	GBP	500	753
TC Ziraat Bankasi AS
Series REGS				Direct Line Insurance Group PLC
5.125% due 05/03/22		592	535	4.750% due 12/31/99 (ƒ)	GBP	400	475
Turkey Government International Bond				Ensco PLC
10.700% due 02/17/21	TRY	3,860	641	4.500% due 10/01/24		211	179
9.500% due 01/12/22	TRY	2,920	443	5.750% due 10/01/44		469	341
10.700% due 08/17/22	TRY	3,900	596	HBOS Capital Funding, LP
7.375% due 02/05/25		1,200	1,220	6.850% due 03/29/49 (ƒ)		950	957
				House of Fraser Funding PLC
8.000% due 03/12/25	TRY	5,750	724	Series REGS
6.000% due 03/25/27		700	643	6.377% due 09/15/20 (Ê)	GBP	400	316
6.750% due 05/30/40		1,000	898	IDH Finance PLC
6.625% due 02/17/45		2,000	1,740	Series REGS
Turkiye Halk Bankasi AS				6.250% due 08/15/22	GBP	450	537
Series REGS				Intermediate Capital Group PLC
4.750% due 02/11/21		360	308	5.000% due 03/24/23	GBP	585	801
5.000% due 07/13/21		275	234	International Personal Finance PLC
Turkiye Ihracat Kredi Bankasi AS				5.750% due 04/07/21	EUR	300	333
				Iron Mountain UK PLC

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 123

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Shawbrook Group PLC
3.875% due 11/15/25	GBP	500	624	7.875% due 12/31/99 (Å)(ƒ)	GBP	900	1,110
Jerrold Finco PLC				Standard Chartered PLC
Series REGS				7.014% due 12/30/49 (Ê)(ƒ)(Þ)		215	226
6.125% due 01/15/24	GBP	150	194	Series REGS
Jewel UK Bondco PLC				7.750% due 12/29/49 (Ê)(ƒ)		300	313
Series REGS				Synlab Unsecured Bondco PLC
8.500% due 04/15/23	GBP	250	328	Series REGS
KCA Deutag UK Finance PLC				8.250% due 07/01/23	EUR	950	1,178
9.875% due 04/01/22 (Þ)		900	927	Tesco Corporate Treasury Services PLC
9.625% due 04/01/23 (Þ)		200	201	2.125% due 11/12/20	EUR	110	133
LaSer Confinoga SA				2.500% due 07/01/24	EUR	280	346
1.960% due 01/29/49 (Å)(Ê)(ƒ)	EUR	500	539	Tesco PLC
Liverpool Victoria Friendly Society, Ltd.				5.500% due 12/13/19	GBP	300	415
6.500% due 05/22/43 (Ê)	GBP	250	360	6.125% due 02/24/22	GBP	87	129
Lloyds Bank PLC				6.150% due 11/15/37 (Þ)		117	123
Series EMTn				5.200% due 03/05/57	GBP	400	617
13.000% due 01/29/49 (Ê)(ƒ)	GBP	300	684	TP ICAP PLC
Lloyds Banking Group PLC				5.250% due 01/26/24	GBP	300	397
Series 144a				Travelex Financing PLC
6.657% due 12/31/49 (ƒ)(Þ)		255	270	Series REGS
Metro Bank PLC				8.000% due 05/15/22	EUR	1,050	1,198
5.500% due 06/26/28 (Å)(Ê)	GBP	180	231	TVL Finance PLC
Miller Homes Group Holdings PLC				Series REGS
Series REGS				8.500% due 05/15/23	GBP	1,040	1,428
6.003% due 10/15/23 (Ê)	GBP	550	722	Ukreximbank Via Biz Finance PLC
National Westminster Bank PLC				9.004% due 02/09/23 (Ê)(Þ)		6,067	5,719
Series C				9.750% due 01/22/25 (Þ)		617	632
2.563% due 11/29/49 (Ê)(ƒ)		540	435	Series REGS
Noble Holding International, Ltd.				9.625% due 04/27/22		158	162
7.950% due 04/01/25		195	184	9.750% due 01/22/25		300	307
8.950% due 04/01/45		69	63	Virgin Media Secured Finance PLC
Oschadbank Via SSB #1 PLC				5.250% due 01/15/21		191	195
9.398% due 01/19/24 (Å)(Ê)		2,800	2,716	5.500% due 01/15/21	GBP	498	711
9.625% due 03/20/25 (Ê)(Þ)		525	537	Viridian Group FinanceCo PLC
Perform Group Financing PLC				Series REGS
Series REGS				4.750% due 09/15/24	GBP	850	1,060
8.500% due 11/15/20	GBP	800	1,064

Petrobras Global Finance BV				United States – 37.7%			47,890
6.625% due 01/16/34	GBP	665	875	ABG Intermediate Holdings 2 LLC 1st
Series .				Lien Term Loan B
5.375% due 10/01/29	GBP	1,000	1,236	5.577% due 09/29/24 (Ê)		123	124
Privatbank CJSC Via UK SPV Credit				ABG Intermediate Holdings 2 LLC 2nd
Finance PLC				Lien Term Loan
11.000% due 02/09/21 (Ø)		1,577	166	9.827% due 09/29/25 (Ê)		125	125
Prudential PLC				Acrisure LLC / Acrisure Finance, Inc.
7.750% due 01/29/49 (ƒ)		600	611	7.000% due 11/15/25 (Þ)		843	763
4.375% due 12/29/49 (ƒ)		400	337	Advanced Disposal Services, Inc.
Quilter PLC				5.625% due 11/15/24 (Þ)		493	487
4.478% due 02/28/28 (Ê)	GBP	500	659	AES Corp. (The)
RAC Bond Co. PLC				4.500% due 03/15/23		428	426
Series REGS				Affinion Group, Inc.
5.000% due 11/06/22	GBP	850	1,046	12.500% due 11/10/22 (Þ)		510	465
Reckitt Benckiser Treasury Services PLC				AgroFresh, Inc. Term Loan B
2.895% due 06/24/22 (Ê)(Þ)		1,000	996	6.919% due 07/31/21 (Ê)		370	367
Royal Bank of Scotland Group PLC				Albertson's LLC Term Loan B4
7.648% due 09/30/49 (Ê)(ƒ)		196	244	4.827% due 08/25/21 (Ê)		124	124
5.500% due 11/29/49 (ƒ)	EUR	1,200	1,412	Allegheny Technologies, Inc.
8.000% due 12/29/49 (Ê)(ƒ)		200	212	5.950% due 01/15/21		128	130
Royal Bank Of Scotland Group PLC				7.875% due 08/15/23		195	210
3.625% due 03/25/24 (Ê)	EUR	500	596	Alliant Holdings Intermediate LLC
Sainsbury's Bank PLC				8.250% due 08/01/23 (Þ)		880	913
6.000% due 11/23/27 (Ê)	GBP	100	136

See accompanying notes which are an integral part of this quarterly report.

124 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Alliant Holdings Intermediate, LLC 1st			AssuredPartners, Inc. 1st Lien Term
Lien Term Loan B			Loan B
5.078% due 05/10/25 (Ê)	125	125	5.327% due 10/22/24 (Ê)	123	124
Ally Financial, Inc.			Asurion LLC 2nd Lien Term Loan
7.500% due 09/15/20	417	448	8.577% due 08/04/25 (Ê)	360	365
8.000% due 11/01/31	49	59	Asurion LLC Term Loan B4
Almonde, Inc. 1st Lien Term Loan			5.077% due 08/04/22 (Ê)	118	118
5.807% due 06/16/24 (Ê)	249	245	Asurion LLC Term Loan B6
Almonde, Inc. 2nd Lien Term Loan			5.077% due 11/03/23 (Ê)	117	117
9.557% due 06/13/25 (Ê)	125	120	AT&T, Inc.
Altice Financing SA 1st Lien Term Loan			2.989% due 01/15/20 (Ê)	800	805
4.822% due 01/05/26 (Ê)	248	240	Avanos Medical, Inc.
AMC Entertainment Holdings, Inc.			Series WI
Series WI			6.250% due 10/15/22	650	663
6.375% due 11/15/24	1,300	1,728	Avantor, Inc.
American Airlines Group, Inc.			9.000% due 10/01/25 (Þ)	2,776	2,814
4.625% due 03/01/20 (Þ)	2,020	2,028	Series REGS
American Airlines, Inc. 1st Lien Term			4.750% due 10/01/24	550	649
Loan B			Avaya, Inc. Term Loan B
3.827% due 06/27/25 (Ê)	120	118	6.322% due 12/15/24 (Ê)	996	1,000
American Airlines, Inc. Term Loan B			Avolon LLC 1st Lien Term Loan B3
4.072% due 04/28/23 (Ê)	124	123	4.086% due 01/15/25 (Ê)	122	121
American Honda Finance Corp.			Ball Corp.
2.713% due 11/05/21 (Ê)	1,000	1,002	4.375% due 12/15/20	451	456
American Tire Distributors, Inc.			BBB Industries LLC 1st Lien Term Loan
10.250% due 03/01/22 (Þ)	2,580	1,051	6.577% due 11/03/21 (Ê)	234	233
Ancestry. com Operations, Inc. 1st Lien			BCPE Eagle Buyer LLC 2nd Lien Term
Term Loan B			Loan
5.330% due 10/19/23 (Ê)	247	247	10.077% due 03/16/25 (Ê)	2,590	2,571
AP Exhaust Acquisition LLC 1st Lien			Berry Global, Inc.
Term Loan			5.125% due 07/15/23	498	494
7.355% due 05/10/24 (Ê)	247	237	4.500% due 02/15/26 (Þ)	149	140
AP Gaming I LLC 1st Lien Term Loan B			Berry Plastics Group, Inc. 1st Lien Term
6.327% due 02/15/24 (Ê)	309	311	Loan Q
Apergy Corp.			4.086% due 10/0122(Ê)	80	80
6.375% due 05/01/26 (Þ)	418	426	4.077% due 10/01/22 (Ê)	148	148
Apex Tool Group LLC / BC Mountain			Blount International, Inc. 1st Lien Term
Finance, Inc.			Loan B
9.000% due 02/15/23 (Þ)	1,085	1,028	Series 276
Apple, Inc.			6.342% due 04/12/23 (Ê)	124	125
2.426% due 05/11/20 (Ê)	927	929	BMC Software Finance, Inc. Term Loan
APX Group, Inc.			6.563% due 06/26/25 (Ê)	250	250
Series WI			BMW US Capital LLC
7.875% due 12/01/22	458	461	Series 144a
Aramark Services, Inc.			2.747% due 04/12/21 (Ê)(Þ)	600	602
Series WI			Brand Energy & Infrastructure Services
5.125% due 01/15/24	490	494	1st Lien Term Loan
Aramark Services, Inc. Term Loan B1			6.596% due 06/21/24 (Ê)	123	123
4.084% due 03/11/25 (Ê)	321	321	Brazil Loan Trust 1
Arconic, Inc.			5.477% due 07/24/23 (Þ)	1,598	1,638
5.400% due 04/15/21	390	397	Brickman Group, Ltd. LLC (The) 1st
5.900% due 02/01/27	288	288	Lien Term Loan B
5.950% due 02/01/37	108	106	5.078% due 12/18/20 (Ê)	92	93
Ascena Retail Group, Inc. Term Loan B			BWAY Holding Co.
6.625% due 08/21/22 (Ê)	218	199	Series REGS
Ascend Learning LLC Term Loan B			4.750% due 04/15/24	400	469
5.077% due 07/12/24 (Ê)	248	248	C&S Group Enterprises LLC
Ashland, Inc.			5.375% due 07/15/22 (Þ)	1,622	1,608
4.750% due 08/15/22	446	449	C. H. Guenther & Son, Inc. Term Loan B
ASP AMC Merger Sub, Inc.			4.827% due 03/22/25 (Ê)	250	250
8.000% due 05/15/25 (Þ)	384	315	Cable One, Inc. 1st Lien Term Loan B1
			4.090% due 05/01/24 (Ê)	123	123
AssuredPartners, Inc.			Caesars Entertainment Operating Co.
7.000% due 08/15/25 (Þ)	1,940	1,872	LLC 1st Lien Term Loan B

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 125

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.077% due 10/06/24 (Ê)	247	246	Chase Issuance Trust
Caesars Resort Collection LLC 1st Lien			Series 2013-A7 Class A
Term Loan B			2.492% due 09/15/20 (Ê)	1,595	1,596
4.827% due 12/22/24 (Ê)	989	993	Chevron Corp.
Calpine Corp.			2.100% due 05/16/21	900	880
5.875% due 01/15/24 (Þ)	448	450	Choice Hotels International, Inc.
5.750% due 01/15/25	1,640	1,509	5.700% due 08/28/20	433	447
Canyon Valor Cos. , Inc. 1st Lien Term			Cisco Systems, Inc.
Loan B			1.400% due 09/20/19	750	740
5.584% due 06/16/23 (Ê)	119	119	Citgo Holding, Inc.
Capital Automotive LP 1st Lien Term			10.750% due 02/15/20 (Þ)	1,850	1,968
Loan			Citibank Credit Card Issuance Trust
4.580% due 03/24/24 (Ê)	240	239	Series 2017-A3 Class A3
Capital One Multi-Asset Execution Trust			1.920% due 04/07/22	1,250	1,229
Series 2016-A3 Class A3			Citibank NA
1.340% due 04/15/22	1,060	1,047	2.917% due 07/23/21 (Ê)	390	391
Carlson Travel, Inc.			Clear Channel Worldwide Holdings, Inc.
6.750% due 12/15/23 (Þ)	520	520	Series A
9.500% due 12/15/24 (Þ)	900	827	7.625% due 03/15/20	2,100	2,090
Caterpillar Financial Services Corp.			Cleveland-Cliffs Inc.
Series WI			6.250% due 10/01/40	163	140
1.931% due 10/01/21	950	912	ClubCorp Holdings, Inc. 1st Lien Term
CBL & Associates Limited Partnership			Loan B
5.250% due 12/01/23	560	496	5.084% due 09/18/24 (Ê)	125	125
CBL & Associates LP			CNO Financial Group, Inc.
5.950% due 12/15/26	475	410	4.500% due 05/30/20	427	427
CBS Radio Inc. 1st Lien Term Loan B			Cogeco Communications (USA) II LP 1st
4.831% due 11/17/24 (Ê)	122	121	Lien Term Loan B
CBS Radio, Inc.			4.452% due 08/11/24 (Ê)	125	125
7.250% due 11/01/24 (Þ)	75	70	Commercial Barge Line Co. 1st Lien
CCO Holdings LLC / CCO Holdings			Term Loan B
Capital Corp.			10.827% due 11/12/20 (Ê)	790	643
5.875% due 04/01/24 (Þ)	1,305	1,328	Communications Sales & Leasing, Inc. /
5.750% due 02/15/26	497	494	CSL Capital LLC
5.500% due 05/01/26 (Þ)	630	619	Series WI
5.875% due 05/01/27 (Þ)	250	248	8.250% due 10/15/23	1,829	1,711
Series DMTN			ConocoPhillips Co.
5.000% due 02/01/28 (Þ)	2,099	1,965	3.243% due 05/15/22 (Ê)	750	764
			Constellis Holdings LLC 1st Lien Term
CDK Global, Inc.			Loan
Series WI			7.334% due 04/21/24 (Ê)	246	247
5.000% due 10/15/24	330	337	Constellis Holdings LLC 2nd Lien Term
CenturyLink, Inc.			Loan
Series G			11.334% due 04/21/25 (Ê)	125	126
6.875% due 01/15/28	1,260	1,171	Convergeone Holdings Corp. 1st Lien
Series T			Term Loan
5.800% due 03/15/22	286	286	5.827% due 04/04/25 (Ê)	125	125
Cequel Communications Holdings I LLC			Cornerstone Chemical Comp.
/ Cequel Capital Corp.			Series 000E
7.500% due 04/01/28 (Þ)	738	762	6.750% due 08/15/24 (Þ)	680	666
CF Industries, Inc.			Cortes NP Acquisition Corp Term Loan B
3.450% due 06/01/23	433	415	6.100% due 11/15/23 (Ê)	232	230
4.950% due 06/01/43	147	124	CPI Acquisition, Inc. Term Loan B
CH Hold Corp. 1st Lien Term Loan B			6.839% due 08/17/22 (Ê)	505	298
5.077% due 02/01/24 (Ê)	241	243	CRC Escrow Issuer LLC / CRC Finco,
Change Healthcare Holdings LLC 1st			Inc.
Lien Term Loan B			5.250% due 10/15/25 (Þ)	142	137
4.827% due 03/01/24 (Ê)	120	120	Crimson Merger Sub, Inc.
Charming Charlie, Inc. Term Loan A			6.625% due 05/15/22 (Þ)	2,340	2,310
7.342% due 04/24/23 (Å)(Ê)	349	262	Crosby US Acquisition Corp. 1st Lien
Charming Charlie, Inc. Term Loan B			Term Loan
3.342% due 04/24/23 (Å)(Ê)	423	275	5.081% due 11/22/20 (Ê)	120	118
Charter Communications Operating LLC			Crown Americas LLC / Crown Americas
1st Lien Term Loan B			Capital Corp. IV
4.080% due 04/30/25 (Ê)	495	495	4.500% due 01/15/23	456	451

See accompanying notes which are an integral part of this quarterly report.

126 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Crown Americas LLC / Crown Americas			ECI Macola / Max Holding LLC Term
Capital Corp. V			Loan B
Series WI			6.584% due 09/27/24 (Ê)	124	124
4.250% due 09/30/26	532	481	Edgewell Personal Care Co.
Crown Finance, Inc. 1st Lien Term			4.700% due 05/19/21	390	390
Loan B			4.700% due 05/24/22	500	491
4.577% due 02/22/25 (Ê)	125	124	Education Advisory Board 1st Lien Term
CSC Holdings LLC			Loan
5.500% due 04/15/27 (Þ)	50	48	5.924% due 02/27/20 (Ê)	1	1
5.375% due 02/01/28 (Þ)	100	94	6.253% due 02/27/20 (Ê)	249	247
CSC Holdings LLC 1st Lien Term Loan			Education Management LLC Term Loan
4.322% due 07/17/25 (Ê)	256	254	B
DaVita HealthCare Partners, Inc.			13.500% due 07/02/20 (Ê)	303	2
5.000% due 05/01/25	480	452	Embarq Corp.
DCP Midstream Operating, LP			7.995% due 06/01/36	466	438
5.600% due 04/01/44	434	414	Emerald US, Inc. Term Loan B1
Delek US Holdings, Inc. 1st Lien Term			6.334% due 05/09/21 (Ê)	242	241
Loan			Endo Finance LLC / Endo Finco, Inc.
4.577% due 03/13/25 (Ê)	249	249	5.375% due 01/15/23 (Þ)	128	108
Dell International LLC 1st Lien Term			Energy Solutions LLC Term Loan B
Loan B			6.084% due 05/02/25 (Ê)	250	252
4.080% due 09/07/23 (Ê)	1,896	1,896	Energy Ventures Gom LLC / EnVen
Dell, Inc.			Finance Corp.
6.500% due 04/15/38	616	610	11.000% due 02/15/23 (Þ)	260	279
5.400% due 09/10/40	774	673	Engineered Machinery Holdings, Inc.
Deutsche Postbank Funding Trust III			2nd Lien Term Loan
1.067% due 06/29/49 (Ê)(ƒ)	500	474	9.584% due 07/19/25 (Ê)	570	571
Dexko Global, Inc. 2nd Lien Term Loan			Enova International, Inc.
10.584% due 07/24/25 (Ê)	1,390	1,404	8.500% due 09/01/24 (Þ)	550	571
Diamond Offshore Drilling, Inc.			EP Energy / Everest Acquisition
4.875% due 11/01/43	376	271	Finance, Inc.
Diamond US Holdings LLC 1st Lien			Series NCD
Term Loan			8.000% due 02/15/25 (Þ)	1,169	891
6.077% due 12/05/24 (Ê)	237	235	Equinix, Inc.
Digicert Holdings, Inc. 1st Lien Term			5.750% due 01/01/25	481	496
Loan			Everi Payments, Inc. 1st Lien Term Loan
7.327% due 10/31/24 (Ê)	249	250	Series 91D
Digicert Holdings, Inc. 2nd Lien Term			5.077% due 05/09/24 (Ê)	246	247
Loan			EVO Payments International LLC 1st
10.077% due 10/31/25 (Ê)	125	123	Lien Term Loan
DISH DBS Corp.			5.330% due 12/12/23 (Ê)	150	150
6.750% due 06/01/21	469	473	Exact Merger Sub LLC 2nd Lien Term
Series WI			Loan
7.750% due 07/01/26	1,050	917	10.334% due 09/19/25 (Ê)	125	125
DiversiTech Holdings, Inc. 1st Lien Term			Ferrellgas Partners, LP / Ferrellgas
Loan B			Partners Finance Corp.
5.340% due 06/01/24 (Ê)	125	124	8.625% due 06/15/20	2,190	2,124
DPL, Inc.			First Data Corp. Term Loan
7.250% due 10/15/21	416	450	4.069% due 07/10/22 (Ê)	169	169
Dresdner Funding Trust I			Flying Fortress Holdings LLC 1st Lien
8.151% due 06/30/31 (Þ)	611	756	Term Loan B
			4.084% due 10/30/22 (Ê)	103	103
Dun & Bradstreet Corp. (The)			Focus Financial Partners LLC 1st Lien
4.625% due 12/01/22	208	208
DuPage Medical Group, Ltd. 2nd Lien			Term Loan B1
			4.827% due 07/03/24 (Ê)	223	223
Term Loan			Foresight Energy LLC / Foresight Energy
Series 182
9.079% due 08/11/25 (Ê)	122	122	Finance Corp.
			11.500% due 04/01/23 (Þ)	1,520	1,357
DZ BANK Capital Funding Trust I
2.173% due 11/29/49 (Å)(Ê)(ƒ)	75	88	Fort Dearborn Co. 1st Lien Term Loan
E. W. Scripps Co. (The) 1st Lien Term			6.173% due 10/19/23 (Ê)	2	2
Loan B			6.343% due 10/19/23 (Ê)	368	364
4.077% due 10/02/24 (Ê)	248	248	Freeport-McMoRan, Inc.
EagleView Technology Corp. 1st Lien			4.550% due 11/14/24	821	793
Term Loan B			5.450% due 03/15/43	275	244
5.590% due 07/15/22 (Ê)	123	123	Frontier Communications Corp.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 127

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.500% due 04/01/26 (Þ)	40	38	Hexion, Inc.
FullBeauty Brands Holdings Corp. 1st			6.625% due 04/15/20	1,930	1,819
Lien Term Loan			Series WI
7.092% due 10/14/22 (Ê)	125	50	10.000% due 04/15/20	620	618
Genesis Energy, LP / Genesis Energy			HGIM Corp. Covenant-Lite Term Loan B
Finance Corp.			Zero coupon due 06/18/20 (Ê)	661	279
6.000% due 05/15/23	1,060	1,044	HGIM Corp. Term Loan
6.500% due 10/01/25	742	718	Zero coupon due 07/02/23 (Ê)	25	25
Genworth Holdings, Inc.			High Ridge Brands Co.
7.200% due 02/15/21	566	588	8.875% due 03/15/25 (Þ)	2,920	1,343
6.500% due 06/15/34	582	512	Hilton Domestic Operating Co. , Inc.
GEO Group, Inc. (The)			5.125% due 05/01/26 (Þ)	37	37
5.875% due 10/15/24	492	480	Series WI
Getty Images, Inc. 1st Lien Term Loan B			4.250% due 09/01/24	521	502
5.572% due 10/18/19 (Ê)	262	257	Hologic, Inc.
GGP, Inc. 1st Lien Term Loan B			4.625% due 02/01/28 (Þ)	472	444
Zero coupon due 05/04/25 (Ê)	115	114	Honda Auto Receivables Owner Trust
GHX Ultimate Parent Corp. 1st Lien			Series 2015-4 Class A3
Term Loan			1.230% due 09/23/19	577	575
5.334% due 06/30/24 (Ê)	247	246	Series 2017-4 Class A2
Global Payments, Inc. 1st Lien Term			1.800% due 01/21/20	673	671
Loan B3
3.827% due 04/22/23 (Ê)	124	124	Series 2018-A Class A2A
			2.390% due 12/15/20	300	299
GLP Capital, LP / GLP Financing II, Inc.
4.875% due 11/01/20	488	495	Series 2018-A Class A2B
Go Daddy Operating Co. LLC 1st Lien			2.009% due 12/15/20 (Ê)	300	300
Term Loan B			HS Purchaser LLC 1st Lien Term Loan
4.327% due 02/15/24 (Ê)	123	123	5.827% due 03/29/25 (Ê)	83	83
Graphic Packaging International, Inc.			HUB International, Ltd.
4.750% due 04/15/21	490	495	7.000% due 05/01/26 (Þ)	1,190	1,194
Gray Television, Inc.			Hughes Satellite Systems Corp.
5.125% due 10/15/24 (Þ)	75	72	7.625% due 06/15/21	465	499
Greeneden U. S. Holdings II LLC 1st			HVB Funding Trust III
Lien Term Loan B3			9.000% due 10/22/31 (Å)	400	523
5.577% due 12/01/23 (Ê)	124	125	Hyland Software, Inc. 2nd Lien Term
Griffon Corp.			Loan
5.250% due 03/01/22	13	13	9.077% due 05/23/25 (Ê)	125	126
Grifols Worldwide Operations USA, Inc.			Hyland Software, Inc. Term Loan
1st Lien Term Loan B			5.327% due 07/01/22 (Ê)	124	124
4.200% due 01/31/25 (Ê)	124	125	IBM Credit LLC
Gruden Holdings, Inc. 1st Lien Term			2.608% due 01/20/21 (Ê)	1,000	1,005
Loan			Icahn Enterprises, LP / Icahn
7.834% due 08/18/22 (Ê)	112	113	Enterprises Finance Corp.
GTT Communications, Inc.			Series WI
Series 144a			6.250% due 02/01/22	129	131
7.875% due 12/31/24 (Þ)	2,470	2,445	6.750% due 02/01/24	615	626
GTT Communications, Inc. 1st Lien			IKB Funding Trust I
Term Loan B			1.176% due 12/29/49 (Å)(Ê)(ƒ)	50	41
4.830% due 05/31/25 (Ê)	500	495	Impala Private Holdings II LLC 1st Lien
Gulf Finance LLC Term Loan B			Term Loan
7.590% due 08/25/23 (Ê)	202	173	6.080% due 11/10/24 (Ê)	373	373
H. B. Fuller Co. 1st Lien Term Loan B			IMS Health, Inc.
4.086% due 10/20/24 (Ê)	246	246	4.875% due 05/15/23 (Þ)	448	455
HCA Healthcare, Inc.			INEOS US Finance LLC 1st Lien Term
6.250% due 02/15/21	431	449	Loan B
HCA, Inc.			4.169% due 03/31/24 (Ê)	249	248
5.375% due 02/01/25	150	152	Inovalon Holdings, Inc. Term Loan B
7.500% due 11/15/95	462	454	5.625% due 04/02/25 (Ê)	500	489
HCA, Inc. Term Loan B10			Intrawest Resorts Holdings, Inc. 1st Lien
4.077% due 03/07/25 (Ê)	249	251	Term Loan B1
Heartland Dental LLC 1st Lien Term			5.077% due 07/31/24 (Ê)	249	248
Loan			IQVIA, Inc. Term Loan B
1.875% due 04/30/25 (Ê)	16	16	4.084% due 06/07/25 (Ê)	125	124
5.827% due 04/30/25 (Ê)	109	108	IRB Holding Corp. 1st Lien Term Loan B
			5.347% due 02/05/25 (Ê)	249	251

See accompanying notes which are an integral part of this quarterly report.

128 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Iron Mountain, Inc.			6.067% due 02/15/24 (Ê)	198	196
5.750% due 08/15/24	455	451	Lions Gate Capital Holdings LLC
5.250% due 03/15/28 (Þ)	50	46	Series 144a
Iron Mountain, Inc. 1st Lien Term Loan			5.875% due 11/01/24 (Þ)	132	135
B			Lithia Motors, Inc.
3.827% due 01/02/26 (Ê)	125	123	5.250% due 08/01/25 (Þ)	103	98
iStar, Inc.			Live Nation Entertainment, Inc.
6.500% due 07/01/21	449	458	5.625% due 03/15/26 (Þ)	451	450
Jack Ohio Finance LLC / Jack Ohio			Louisiana-Pacific Corp.
Finance 1 Corp.			Series WI
10.250% due 11/15/22 (Þ)	1,010	1,095	4.875% due 09/15/24	496	491
JBS USA LLC			LPL Holdings, Inc.
Series 144a			5.750% due 09/15/25 (Þ)	2,224	2,157
7.250% due 06/01/21 (Þ)	1,090	1,097	M/I Homes, Inc.
JBS USA LUX SA / JBS USA Finance,			Series WI
Inc.			5.625% due 08/01/25	728	683
6.750% due 02/15/28 (Þ)	1,150	1,087	Marketo, Inc. Term Loan B
JC Penney Corp. , Inc.			5.613% due 02/07/25 (Ê)	125	124
7.400% due 04/01/37	281	162	Match Group, Inc.
Jefferies Finance LLC			5.000% due 12/15/27 (Þ)	99	93
7.250% due 08/15/24 (Þ)	380	372	Match Group, Inc. 1st Lien Term Loan
Jeld-Wen, Inc.			B1
4.625% due 12/15/25 (Þ)	523	497	4.579% due 11/16/22 (Ê)	144	145
John Deere Capital Corp.			MCC Iowa LLC 1st Lien Term Loan M
2.499% due 01/08/21 (Ê)	410	411	3.950% due 01/15/25 (Ê)	215	215
Series DMTN			MDC Holdings, Inc.
2.350% due 01/08/21	335	330	5.500% due 01/15/24	250	248
Johnson & Johnson			Metro-Goldwyn-Mayer, Inc. 1st Lien
2.250% due 03/03/22	1,100	1,073	Term Loan
Jonah Energy LLC / Jonah Energy			Zero coupon due 06/21/25 (Ê)	125	125
Finance Corp.			MGM Growth Properties LLC / MGM
7.250% due 10/15/25 (Þ)	1,470	1,216	Finance Co.
Joseph T Ryerson & Son, Inc.			Series WI
11.000% due 05/15/22 (Þ)	1,000	1,103	5.625% due 05/01/24	476	487
JPMorgan Chase & Co.			MGM Growth Properties Operating
Series 1			Partnership, LP Term Loan B
5.809% due 04/29/49 (Ê)(ƒ)	1,000	1,004	4.077% due 03/25/25 (Ê)	364	364
Kenan Advantage Group, Inc.			MGM Resorts International
7.875% due 07/31/23 (Þ)	1,000	1,025	6.750% due 10/01/20	429	452
Kennedy-Wilson, Inc.			MH Sub I LLC 1st Lien Term Loan
5.875% due 04/01/24	504	491	5.829% due 09/15/24 (Ê)	237	237
Kosmos Energy, Ltd.			MH Sub I LLC 2nd Lien Term Loan
7.875% due 08/01/21 (Þ)	1,229	1,254	9.579% due 08/16/25 (Ê)	125	127
Series 144a			Microchip Technology, Inc. 1st Lien
7.875% due 08/01/21 (Þ)	957	976	Term Loan
L Brands, Inc.			4.080% due 05/24/25 (Ê)	250	251
6.950% due 03/01/33	201	173	Midas Intermediate Holdco II LLC
Lamar Media Corp.			7.875% due 10/01/22 (Þ)	1,690	1,559
Series WI			Midwest Physician Administrative
5.750% due 02/01/26	482	494	Services LLC 1st Lien Term Loan
Lamar Media Corp. 1st Lien Term Loan			4.814% due 08/15/24 (Ê)	233	230
B			Mitchell International, Inc. 2nd Lien
3.875% due 03/16/25 (Ê)	170	170	Term Loan
Las Vegas Sands LLC Term Loan			9.327% due 11/20/25 (Ê)	125	125
3.827% due 03/27/25 (Ê)	125	124	MSCI, Inc.
Level 3 Financing, Inc. Term Loan B			5.750% due 08/15/25 (Þ)	478	498
4.331% due 02/22/24 (Ê)	250	250	5.375% due 05/15/27 (Þ)	19	19
Liberty Interactive LLC			Multi-Color Corp.
8.500% due 07/15/29	435	465	4.875% due 11/01/25 (Þ)	52	48
LifeScan Global Corp. 1st Lien Term			NAI Entertainment Holdings LLC Term
Loan			Loan B
Zero coupon due 05/23/25 (Ê)	188	182	4.580% due 04/23/25 (Ê)	250	250
Limetree Bay Terminals LLC Term Loan			Navient Corp.
B

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 129

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series MTN			Oryx Southern Delaware Holdings LLC
8.000% due 03/25/20	514	542	Term Loan
Navistar, Inc. 1st Lien Term Loan B			5.327% due 02/09/25 (Ê)	125	121
5.600% due 11/06/24 (Ê)	249	249	Outfront Media Capital LLC / Outfront
NCL Corp. , Ltd.			Media Capital Corp.
4.750% due 12/15/21 (Þ)	491	492	Series WI
Netflix, Inc.			5.875% due 03/15/25	487	491
5.375% due 02/01/21	470	482	PACCAR Financial Corp.
4.875% due 04/15/28 (Þ)	149	141	2.800% due 03/01/21	750	742
5.875% due 11/15/28 (Þ)	75	75	Pactiv LLC
			7.950% due 12/15/25	200	218
New Albertson's, Inc.
Series MTNC			Patterson Co. 2nd Lien Term Loan
6.625% due 06/01/28	116	88	10.842% due 08/28/23 (Å)(Ê)	3,490	3,316
New Albertsons, L. P.			PBF Holding Co. LLC
7.450% due 08/01/29	164	135	Series WI
			7.250% due 06/15/25	884	928
Nexstar Broadcasting, Inc.
5.625% due 08/01/24 (Þ)	75	74	PDC Brands 2nd Lien Term Loan
			10.830% due 06/30/25 (Ê)	1,420	1,431
NFP Corp.			Penn National Gaming, Inc. 1st Lien
6.875% due 07/15/25 (Þ)	2,120	2,062	Term Loan B
NGPL PipeCo LLC			4.577% due 01/19/24 (Ê)	154	154
7.768% due 12/15/37 (Þ)	211	260	Performance Food Group, Inc.
Nielsen Finance LLC / Nielsen Finance			5.500% due 06/01/24 (Þ)	490	486
Co.
5.000% due 04/15/22 (Þ)	497	483	Pilgrim's Pride Corp.
			5.750% due 03/15/25 (Þ)	514	492
Nissan Auto Receivables Owner Trust			5.875% due 09/30/27 (Þ)	670	625
Series 2017-A Class A2B
1.979% due 01/15/20 (Ê)	98	98	Pitney Bowes, Inc.
			3.625% due 10/01/21	524	495
Series 2017-C Class A2A			Pizza Hut Holdings LLC 1st Lien Term
1.890% due 10/15/20	510	508	Loan B
NN, Inc. 1st Lien Term Loan B			3.829% due 04/03/25 (Ê)	249	249
5.827% due 10/19/22 (Ê)	125	125	Plantronics, Inc.
NN, Inc. 2nd Lien Term Loan			5.500% due 05/31/23 (Þ)	453	450
10.097% due 04/14/23 (Ê)	250	245	Plantronics, Inc. Term Loan B
NN, Inc. Term Loan			Zero coupon due 05/30/25 (Ê)	125	125
5.327% due 04/03/21 (Ê)	95	94	Plastipak Holdings, Inc.
Nokia of Americal Corp.			6.250% due 10/15/25 (Þ)	820	752
6.450% due 03/15/29	470	482
Northwest Acquisitions ULC / Dominion			Polaris Intermediate Corp.
Finco, Inc.			8.500% due 12/01/22 (Þ)	1,960	2,026
7.125% due 11/01/22 (Þ)	1,930	1,925	PolyOne Corp.
NPC International, Inc. 1st Lien Term			5.250% due 03/15/23	442	451
Loan			Post Holdings, Inc.
5.577% due 04/20/24 (Ê)	247	249	5.750% due 03/01/27 (Þ)	515	502
NuStar Logistics, LP			5.625% due 01/15/28 (Þ)	6	6
4.800% due 09/01/20	169	170	Post Holdings, Inc. Incremental Term
NVA Holdings, Inc.			Loan B
6.875% due 04/01/26 (Þ)	320	318	4.070% due 05/24/24 (Ê)	248	247
On Assignment, Inc. 1st Lien Term Loan			Pre-Paid Legal Services, Inc. 1st Lien
B4			Term Loan
4.077% due 04/02/25 (Ê)	239	239	5.342% due 04/13/25 (Ê)	125	125
One Call Corp.			Prestige Brands, Inc.
Series 144a			6.375% due 03/01/24 (Þ)	1,000	999
7.500% due 07/01/24 (Å)	2,835	2,807	Prime Security Services Borrower LLC /
			Prime Finance, Inc.
Opal Acquisition, Inc. Term Loan B			9.250% due 05/15/23 (Þ)	2,200	2,354
7.322% due 11/25/22 (Ê)	810	777
Optimas OE Solutions Holding LLC /			Procter & Gamble Co. (The)
Optimas OE Solutions, Inc.			2.613% due 11/01/19 (Ê)	559	561
8.625% due 06/01/21 (Þ)	2,020	2,065	Project Alpha Intermediate Holding, Inc.
			1st Lien Term Loan B
Optiv, Inc. 1st Lien Term Loan			5.990% due 04/26/24 (Ê)	246	244
5.313% due 02/01/24 (Ê)	231	224
Orchestra Borrower LLC and Orchestra			PulteGroup, Inc.
Co-Issuer, Inc.			6.000% due 02/15/35	276	262
6.750% due 06/15/22 (Þ)	2,050	2,109	QCP SNF West/Central/East REIT LLC
			8.125% due 11/01/23 (Þ)	1,370	1,490

See accompanying notes which are an integral part of this quarterly report.

130 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
QEP Resources, Inc.			Scotts Miracle-Gro Co. (The)
5.625% due 03/01/26	700	674	Series WI
Quest Software US Holdings, Inc. 1st			5.250% due 12/15/26	496	474
Lien Term Loan			Sealed Air Corp.
6.576% due 05/17/25 (Ê)	375	373	4.875% due 12/01/22 (Þ)	450	454
Qwest Corp.			6.875% due 07/15/33 (Þ)	200	217
6.750% due 12/01/21	538	572	Service Corp. International
Rackspace Hosting, Inc.			5.375% due 05/15/24	485	491
8.625% due 11/15/24 (Þ)	125	126	ServiceMaster Co. LLC (The)
Rackspace Hosting, Inc. 1st Lien Term			5.125% due 11/15/24 (Þ)	503	485
Loan			Sesac Holdco II LLC 1st Lien Term Loan
5.363% due 11/03/23 (Ê)	858	853	5.077% due 02/13/24 (Ê)	124	122
Radian Group, Inc.			Sesac Holdco II LLC 2nd Lien Term
5.250% due 06/15/20	486	496	Loan
Radiate HoldCo LLC / Radiate Finance,			9.327% due 02/24/25 (Ê)	125	124
Inc.			Shutterfly, Inc. Term Loan B
6.875% due 02/15/23 (Þ)	50	48	4.830% due 08/17/24 (Ê)	125	125
Radiate Holdco LLC 1st Lien Term
Loan B			Silgan Holdings, Inc.
5.077% due 02/01/24 (Ê)	124	123	Series WI
			4.750% due 03/15/25	520	496
Radio One, Inc. 1st Lien Term Loan B			Sinclair Television Group, Inc. 1st Lien
6.077% due 04/18/23 (Ê)	3,227	3,150	Term Loan B
RBS Capital Trust II			Zero coupon due 12/12/24 (Ê)	125	125
6.425% due 12/29/49 (Ê)(ƒ)	112	132	Sirius XM Radio, Inc.
Realogy Group LLC / Realogy Co-Issuer			5.375% due 04/15/25 (Þ)	496	492
Corp.
5.250% due 12/01/21 (Þ)	498	499	SIRVA Worldwide, Inc. Term Loan
			8.600% due 11/14/22 (Ê)	127	127
Red Ventures LLC 1st Lien Term Loan B			8.810% due 11/14/22 (Ê)	167	166
6.077% due 11/08/24 (Ê)	408	412
Red Ventures LLC 2nd Lien Term Loan			8.860% due 11/14/22 (Ê)	145	145
10.077% due 11/08/25 (Ê)	108	110	SM Energy Co.
RegionalCare Hospital Partners			5.000% due 01/15/24	140	135
Holdings, Inc.			5.625% due 06/01/25	495	483
8.250% due 05/01/23 (Þ)	2,020	2,146	Solarwinds Holdings, Inc. 1st Lien Term
Research Now Group, Inc. 1st Lien Term			Loan
Loan			5.077% due 02/05/24 (Ê)	191	192
7.864% due 12/20/24 (Ê)	125	124	Solera LLC Term Loan B
Resolute Energy Corp.			4.827% due 03/04/23 (Ê)	247	248
8.500% due 05/01/20	1,110	1,112	SonicWall US Holdings, Inc. 1st Lien
Revlon Consumer Products Corp.			Term Loan
5.750% due 02/15/21	590	450	5.826% due 05/16/25 (Ê)	333	332
Rexnord LLC 1st Lien Term Loan B			SonicWall, Inc. 2nd Lien Term Loan B
4.314% due 08/21/24 (Ê)	188	188	9.826% due 05/01/26 (Ê)	100	99
Reynolds Group Holdings, Inc. 1st Lien			Southcross Energy Partners LP 1st Lien
Term Loan B			Term Loan B
4.827% due 02/05/23 (Ê)	240	241	6.584% due 08/04/21 (Ê)	85	72
Rite Aid Corp.			Southwire Co. Term Loan B
7.700% due 02/15/27	100	87	4.079% due 05/15/25 (Ê)	142	142
Rockies Express Pipeline LLC			Spectrum Brands, Inc.
5.625% due 04/15/20 (Þ)	468	482	Series WI
Rowan Cos. , Inc.			5.750% due 07/15/25	486	485
4.750% due 01/15/24	190	164	Sprint Capital Corp.
RP Crown Parent LLC			6.875% due 11/15/28	807	777
7.375% due 10/15/24 (Þ)	850	869	Sprint Communications, Inc.
			6.000% due 11/15/22	50	51
Safeway, Inc.			Sprint Communications, Inc. 1st Lien
7.250% due 02/01/31	784	766	Term Loan B
SBA Communications Corp.			4.625% due 02/02/24 (Ê)	241	241
Series WI			Sprint Corp.
4.000% due 10/01/22	518	501	7.625% due 03/01/26	589	609
Scientific Games International, Inc. 1st
Lien Term Loan B5			Series WI
4.651% due 08/14/24 (Ê)	401	401	7.875% due 09/15/23	1,300	1,386
Scientific Games International, Inc. , 1st			SRS Distribution, Inc.
Lien Term Loan B5			8.250% due 07/01/26 (Þ)	1,250	1,206
4.827% due 08/14/24 (Ê)	95	95	Staples, Inc.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 131

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.500% due 09/15/25 (Þ)	494	464	4.827% due 08/14/24 (Ê)	207	207
Starwood Property Trust, Inc.			Townsquare Media, Inc.
Series WI			Series 144a
5.000% due 12/15/21	482	488	6.500% due 04/01/23 (Þ)	570	523
Station Casinos LLC 1st Lien Term			Toyota Auto Receivables Owner Trust
Loan B			Series 2017-D Class A2A
4.580% due 06/08/23 (Ê)	124	124	1.740% due 08/17/20	934	930
Steak n Shake, Inc. Term Loan			Toyota Motor Credit Corp.
5.830% due 03/19/21 (Ê)	1,073	922	2.723% due 01/11/23 (Ê)	400	400
Steel Dynamics, Inc.			Trader Corp. Term Loan B
Series WI			5.072% due 09/28/23 (Ê)	332	333
5.125% due 10/01/21	446	451	TransDigm, Inc.
Suburban Propane Partners LP /			6.000% due 07/15/22	440	448
Suburban Energy Finance Corp.			Series WI
Series MTNB			6.375% due 06/15/26	1,386	1,393
5.875% due 03/01/27	627	585
SunCoke Energy Partners, LP / SunCoke			TransDigm, Inc. Term Loan
Energy Partners Finance Corp.			4.577% due 06/09/23 (Ê)	243	243
Series 785A			Transocean, Inc.
7.500% due 06/15/25 (Þ)	1,300	1,342	7.500% due 04/15/31	290	272
Sunoco LP and Sunoco Finance Corp.			6.800% due 03/15/38	1,442	1,204
5.875% due 03/15/28 (Þ)	95	89	Trident Merger Sub, Inc.
Surgery Center Holdings, Inc.			6.625% due 11/01/25 (Þ)	1,706	1,604
8.875% due 04/15/21 (Þ)	560	575	Triumph Group, Inc.
6.750% due 07/01/25 (Þ)	1,320	1,246	4.875% due 04/01/21	682	633
Symantec Corp.			5.250% due 06/01/22	150	135
4.200% due 09/15/20	396	398	Series WI
Talen Energy Supply LLC			7.750% due 08/15/25	749	698
4.600% due 12/15/21	92	79	TruGreen, LP Term Loan
Targa Resources Partners LP / Targa			6.078% due 04/13/23 (Ê)	232	233
Resources Partners Finance Corp.			U. S. Renal Care, Inc. 1st Lien Cov-Lite
5.875% due 04/15/26 (Þ)	449	458	Term Loan
Team Health Holdings, Inc.			Zero coupon due 12/31/22 (Ê)	670	661
6.375% due 02/01/25 (Þ)	820	715	Uber Technologies, Inc. 1st Lien Term
Tempo Acquisition LLC / Tempo			Loan
Acquisition Finance Corp.			6.100% due 03/22/25 (Ê)	140	141
6.750% due 06/01/25 (Þ)	110	106	Under Armour, Inc.
Tempo Acquisition LLC Term Loan B			3.250% due 06/15/26	336	304
5.077% due 05/01/24 (Ê)	248	248	United Airlines, Inc. Term Loan B
Tender Option Bond Trust Receipts /			3.827% due 04/01/24 (Ê)	247	246
Certificates Revenue Bonds			United States Cellular Corp.
2.590% due 10/29/27 (Ê)(Þ)	1,050	1,050	6.700% due 12/15/33	150	154
Tenet Healthcare Corp.			United States Steel Corp.
6.875% due 11/15/31	112	102	6.650% due 06/01/37	201	180
Tenneco, Inc. 1st Lien Term Loan B			Uniti Group LP
Zero coupon due 06/14/25 (Ê)	230	229	7.125% due 12/15/24 (Þ)	1,470	1,338
TerraForm AP Acquisition Holdings LLC			Univar USA, Inc.
Term Loan B			6.750% due 07/15/23 (Þ)	429	442
6.584% due 06/26/22 (Ê)	245	246	UPC Financing Partnership 1st Lien
TerraForm Power Operating LLC			Term Loan AR
4.250% due 01/31/23 (Þ)	50	48	4.572% due 01/15/26 (Ê)	125	124
5.000% due 01/31/28 (Þ)	50	47	US Bank
TIBCO Software, Inc.			Series BKNT
11.375% due 12/01/21 (Þ)	3,078	3,324	2.662% due 01/24/20 (Ê)	700	701
TKC Holdings, Inc. 1st Lien Term Loan			USI, Inc. Term Loan B
5.830% due 02/01/23 (Ê)	122	122	Series 0001
TKC Holdings, Inc. 2nd Lien Term Loan			5.334% due 05/16/24 (Ê)	247	246
10.080% due 02/01/24 (Ê)	125	125	USIS Merger Sub, Inc.
T-Mobile USA, Inc.			6.875% due 05/01/25 (Þ)	804	794
6.375% due 03/01/25	434	452	UTEX Industries, Inc. Covenant-Lite 1st
			Lien Term Loan B
TMS International Corp.			6.077% due 05/22/21 (Ê)	1,154	1,144
7.250% due 08/15/25 (Þ)	1,306	1,327	Valeant Pharmaceuticals International,
TMS International Corp. 1st Lien Term
Loan B2			Inc.
			6.500% due 03/15/22 (Þ)	113	118

See accompanying notes which are an integral part of this quarterly report.

132 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.000% due 03/15/24 (Þ)	85	90	WMG Acquisition Corp. Term Loan F
6.125% due 04/15/25 (Þ)	3,250	3,047	4.202% due 11/01/23 (Ê)	125	124
5.500% due 11/01/25 (Þ)	49	49	Wyndham Hotels & Resorts, Inc. 1st
Vantiv LLC Term Loan B4			Lien Term Loan B
3.824% due 08/20/24 (Ê)	249	249	3.827% due 05/30/25 (Ê)	175	175
Varisty Brands, Inc. Term Loan B			Wyndham Worldwide Corp.
5.401% due 11/29/24 (Ê)	249	249	4.250% due 03/01/22	570	551
Venture XXIX CLO, Ltd.			3.900% due 03/01/23	481	449
Series 2017-29A Class E			Wynn Las Vegas LLC / Wynn Las Vegas
8.593% due 09/07/30 (Ê)(Þ)	544	544	Capital Corp.
Verdesian Life Sciences LLC Term Loan			5.250% due 05/15/27 (Þ)	50	47
7.342% due 07/01/20 (Ê)	118	112	Xerium Technologies, Inc.
Veritas US, Inc. / Veritas Bermuda, Ltd.			Series WI
10.500% due 02/01/24 (Þ)	1,348	1,132	9.500% due 08/15/21	810	853
ViaSat, Inc.			XPO Logistics, Inc.
5.625% due 09/15/25 (Þ)	502	474	6.500% due 06/15/22 (Þ)	375	385
VICI Properties, Inc. 1st Lien Term			Yum! Brands, Inc.
Loan B			3.875% due 11/01/23	487	464
4.081% due 12/22/24 (Ê)	191	191	4.750% due 06/01/27 (Þ)	87	82
Vince LLC 1st Lien Term Loan B			Zachry Holdings, Inc.
9.361% due 11/27/19 (Ê)	177	163	7.500% due 02/01/20 (Þ)	1,025	1,020
Vizient, Inc.					257,975
10.375% due 03/01/24 (Þ)	1,640	1,800	Venezuela, Bolivarian Republic of - 0.6%
Voya CLO, Ltd.			Petroleos de Venezuela SA
Series 2018-1A Class ER2			5.375% due 04/12/27 (Ø)	1,000	237
10.683% due 04/18/31 (Ê)(Þ)	325	311	Series REGS
W3 TopCo LLC 1st Lien Term Loan			9.000% due 11/17/21 (Ø)	313	76
8.072% due 03/08/22 (Ê)	246	244	6.000% due 05/16/24 (Ø)	8,000	1,740
8.334% due 03/08/22 (Ê)	2	2	6.000% due 11/15/26 (Ø)	3,986	867
Walmart, Inc.			5.500% due 04/12/37 (Ø)	2,150	500
2.567% due 06/23/21 (Ê)	150	151	Venezuela Government International
Walt Disney Co. (The)			Bond
2.508% due 06/05/20 (Ê)	800	801	Series REGS
Warrior Met Coal, Inc.			7.750% due 10/13/19 (Ø)	2,000	531
8.000% due 11/01/24 (Þ)	533	551			3,951
Weatherford International, Ltd.			Virgin Islands, British - 0.3%
6.500% due 08/01/36	243	188	Bluestar Finance Holdings, Ltd.
6.750% due 09/15/40	254	201	4.375% due 12/29/49 (Ê)(ƒ)	435	434
Weatherford International, Ltd. Term			Chalco Hong Kong Investment Co. , Ltd.
Loan			4.250% due 12/29/49 (Ê)(ƒ)	390	372
3.505% due 07/13/20 (Ê)	117	115	Franshion Brilliant, Ltd.
Weight Watchers International, Inc. 1st			5.750% due 12/29/49 (Ê)(ƒ)	653	594
Lien Term Loan B			Greenland Global Investment, Ltd.
6.850% due 11/29/24 (Ê)	37	37	5.875% due 07/03/24	457	390
7.090% due 11/29/24 (Ê)	183	185	Studio City Co. , Ltd.
Wells Fargo & Co.			5.875% due 11/30/19 (Þ)	501	506
3.661% due 03/04/21 (Ê)	800	819

Wells Fargo Bank NA			Total Long-Term Fixed Income		2,296
Series BKNT
2.847% due 07/23/21 (Ê)	300	301	Investments
West Corp.			(cost $621,638)		600,034
Series 0005
8.500% due 10/15/25 (Þ)	870	757	Common Stocks - 1.2%
West Street Merger Sub, Inc.			United States - 1.2%
6.375% due 09/01/25 (Þ)	1,636	1,591	Charming Charlie, Inc. (Å)(Æ)(Š)	3,957,093	—
William Morris Endeavor Entertainment			Education Management Corp. (Æ)(Š)(Þ)	4,460,190	—
LLC 1st Lien Term Loan B			Foresight Energy LP(Å)	136,867	506
4.930% due 05/29/25 (Ê)	250	249	Millennium Health LLC(Å)(Æ)	14,862	1
Williams Cos. , Inc. (The)			Real Alloy(Å)(Æ)(Š)	39	1,408
7.750% due 06/15/31	196	238
5.750% due 06/24/44	221	235	Specialty Steel Holdco, Inc. (Å)(Æ)(Š)	22	6,627
Williams Scotsman International, Inc.					8,542
7.875% due 12/15/22 (Þ)	475	495

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 133

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
	or Shares			$		or Shares		$
Total Common Stocks					Argentina Treasury Bills
(cost $5,669)				8,542	24.972% due 09/19/18 (~)	ARS	410	14
					Central Bank of Argentina
Preferred Stocks - 0.6%					58.546% due 08/15/18 (~)	ARS	5,700	204
Netherlands - 0.1%					Letras del Banco Central de Argentina
ING Groep NV(Æ)(ƒ)					58.546% due 08/15/18	ARS	6,780	243
6.125% due 10/15/2018(¢)		15,815		407	Republic of Aregentina Governemnt
					International Bond
United Kingdom - 0.2%					35.842% due 03/11/19 (Ê)	ARS	770	28
HSBC Holdings PLC(Æ)(ƒ)

6.200% due 09/27/2018(¢)		14,493		379	Brazil - 0.4%			489
Lloyds Banking Group PLC(Å)(Æ)					Brazil Letras do Tesouro Nacional
9.250% (Ÿ)		414,300		803	Series LTN
National Westminster Bank PLC(Æ)					9.324% due 10/01/18	BRL	10,670	2,813
9.000% (Ÿ)		48,000		97	Canada - 0.5%
Standard Chartered PLC(Æ)					Bank of Montreal
8.250% (Ÿ)		30,000		53	Series MTN
7.375% (Ÿ)(Å)		30,000		50	2.983% due 07/18/19 (Ê)		1,000	1,005
				1,382	Canadian Imperial Bank of Commerce

United States - 0.3%					Series YCD
Deutsche Bank Contingent Capital Trust					2.593% due 02/07/19 (Ê)(~)		800	801
II(Æ)(ƒ)					National Bank of Canada
6.550% due 09/27/2018(¢)		10,192		260	Series YCD
Education Management Corp. (Æ)(Š)					2.563% due 05/08/19 (Ê)(~)		1,000	1,000
0.000% (Ÿ)		2,128		—	Province of Quebec Canada
Sequa Corp. (Æ)(Š)					Series MTN
0.000% (Ÿ)		2,095		2,095	2.551% due 09/04/18 (Ê)		450	450
				2,355				3,256
					China - 0.0%
Total Preferred Stocks					Greenland Global Investment, Ltd.
(cost $4,583)				4,144	4.375% due 07/03/19		288	282
					Denmark - 0.1%
Options Purchased - 0.0%					Jyske Bank A/S
(Number of Contracts)					Series .
Cross Currency Options					4.750% due 05/01/18 (Ê)(ƒ)	EUR	400	462
(HUF/EUR)					France - 0.1%
JPMorgan Chase Sep 2018 308.00 EUR		2,210	(ÿ)	1	Vallourec SA
Put (2,210,000)					3.250% due 08/02/19	EUR	500	597
Cross Currency Options					Ghana - 0.0%
(MXN/USD)
JPMorgan Chase Aug 2018 19.56					Ghana Government International Bond
	USD	280	(ÿ)	—
Call (280,000)					24.500% due 04/22/19	GHS	80	17
Cross Currency Options					Series 2YR
(PZE/EUR)					22.500% due 12/10/18	GHS	770	163
JPMorgan Chase Sep 2018 4.20	EUR	2,233	(ÿ)	5
Put (2,233,000)					21.000% due 01/07/19	GHS	90	19
Cross Currency Options					Series 5YR
(USD/MXN)					19.040% due 09/24/18	GHS	50	11
JPMorgan Chase Aug 2018 19.51
Call (550,000)	USD	550	(ÿ)	1	Ghana Government International Bonds
Total Options Purchased					Series 2YR
(cost $54)				7	19.950% due 05/06/19	GHS	160	34
Warrants & Rights - 0.0%								244
United States - 0.0%					Malaysia - 0.2%
Education Management Corp. (Æ)					Malaysia Government International Bond
2021 Warrants		1,564,221		—	Series 0515
					3.759% due 03/15/19	MYR	3,381	834
Total Warrants & Rights					Series 3/04
(cost $—)				—	5.734% due 07/30/19	MYR	1,236	311
					Malaysia Government Treasury Bills
Short-Term Investments - 8.6%					Series 1801
Argentina - 0.1%					3.296% due 01/18/19	MYR	1,030	250

See accompanying notes which are an integral part of this quarterly report.

134 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
	or Shares		$		or Shares			$
			1,395	2.500% due 05/15/19 (Å)(Ê)		276		248
Mexico - 0.0%				Frontier Communications Corp.
America Movil SAB de CV				7.125% due 03/15/19		750		754
6.000% due 06/09/19	MXN	5,210	272	Pfizer, Inc.
Netherlands - 0.0%				1.450% due 06/03/19		500		496
Petrobras Global Finance BV				Real Alloy Holding, Inc.
8.375% due 12/10/18		200	203	10.000% due 01/15/19 (Å)		1,020		—
Nigeria - 0.1%				U. S. Cash Management Fund (@)		37,881,943	(8)	37,886
Nigeria Government Treasury Bills				United States Treasury Bills
10.554% due 10/04/18 (~)	NGN	14,610	39	1.885% due 09/13/18		900		898
12.938% due 01/03/19 (~)	NGN	57,210	150	Westpac Banking Corp.
12.856% due 01/17/19	NGN	32,900	86	2.264% due 11/29/18 (Ê)(Þ)(~)		1,000		1,000
Nigeria Treasury Bills								42,823
11.286% due 12/13/18 (~)	NGN	14,000	37	Uruguay - 0.0%
			312	Uruguay Monetary Regulation Bills
Sri Lanka - 0.1%				Series 0001
National Savings Bank				7.939% due 08/24/18 (~)	UYU	6,300		205
Series REGS				7.939% due 02/08/19	UYU	3,200		100
8.875% due 09/18/18		550	551					305
Sweden - 0.1%				Venezuela, Bolivarian Republic of - 0.1%
Nordea Bank AB				Venezuela Government International
Series YCD				Bond
2.611% due 04/10/19 (Ê)(~)		700	701	13.625% due 08/15/18 (Ø)		500		149
Svenska Handelsbanken AB				Series REGS
Series YCD				7.000% due 12/01/18 (Ø)		1,750		473
2.755% due 02/12/19 (Ê)(~)		10	10
								622
			711	Total Short-Term Investments
Thailand - 0.1%				(cost $62,669)				58,842
Thailand Government Bond
3.875% due 06/13/19	THB	10,950	336
Trinidad and Tobago - 0.1%				Total Investments 98.0%
Petroleum Co. of Trinidad & Tobago, Ltd.				(identified cost $694,613)				671,569
Series REGS
9.750% due 08/14/19		697	694	Other Assets and Liabilities, Net
Turkey - 0.1%				- 2.0%				13,589
Turkey Government International Bond				Net Assets - 100.0%				685,158
11.100% due 05/15/19	TRY	600	114
8.500% due 07/10/19	TRY	560	104
Turkiye Garanti Bankasi A/S
Series GMTN
3.375% due 07/08/19	EUR	395	465
			683
United Kingdom - 0.3%
Ocado Group PLC
Series REGS
1.652% due 04/20/18	GBP	650	854
OneSavings Bank PLC
9.125% due 02/22/19 (Å)(Ê)(ƒ)	GBP	200	273
Privatbank CJSC Via UK SPV Credit
Finance PLC
10.250% due 01/23/18 (Ø)		1,240	310
Tesco Corporate Treasury Services PLC
1.375% due 07/01/19	EUR	300	355
			1,792
United States - 6.2%
Allegiant Travel Co.
5.500% due 07/15/19		1,526	1,541
Charming Charlie, Inc. Term Loan

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 135

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
4.8%
Aegon NV	01/13/17	NLG	600,000	33.84	203	239
Allied Irish Banks PLC	01/18/18	EUR	600,000	76.59	460	351
Banco Bilbao Vizcaya Argentaria SA	10/31/17	EUR	200,000	105.88	212	209
Barclays Bank PLC	10/05/16	GBP	100,000	121.41	121	133
Belfius Bank SA	05/16/17	EUR	600,000	97.55	585	752
Caixa Geral De Depositos Finance Co.	11/22/17	EUR	75,000	89.84	67	71
CaixaSabadell Preferentes SAU	12/15/16	EUR	700,000	79.37	556	774
Caja de Seguros Reunidos, Compania de Seguros y Reaseguros, SA	01/20/17	EUR	200,000	110.11	220	269
Charming Charlie, Inc.	04/24/18		3,957,093	—	40	—
Charming Charlie, Inc. Term Loan	04/24/18		275,894	100.00	276	248
Charming Charlie, Inc. Term Loan A	04/24/18		349,226	90.12	315	262
Charming Charlie, Inc. Term Loan B	04/24/18		423,256	77.19	327	275
DZ BANK Capital Funding Trust I	09/26/17	EUR	75,000	119.08	89	88
DZ Bank Perpetual Funding Issuer, Ltd.	06/14/17	EUR	400,000	91.70	367	406
Emerald Bay SA	01/12/18	EUR	300,000	114.94	345	328
Foresight Energy LP	03/07/18		136,867	—	—	506
GNB - Companhia de Seguros de Vida SA	01/10/17	EUR	240,000	66.28	159	210
GNB - Companhia de Seguros de Vida SA	01/17/17	EUR	981,850	96.21	945	949
HVB Funding Trust III	10/05/16		400,000	123.97	496	523
IKB Funding Trust I	01/18/18	EUR	50,000	89.09	45	41
KazMunayGas National Co. JSC	01/07/15		4,000,000	82.79	3,314	3,840
La Mondiale SAM	05/27/16	EUR	500,000	95.81	479	550
La Mondiale SAM	11/23/16	EUR	500,000	100.15	501	544
LaSer Confinoga SA	04/07/17	EUR	500,000	89.10	445	539
Lloyds Banking Group PLC	11/08/17	GBP	414,300	2.37	980	803
Metro Bank PLC	06/18/18	GBP	180,000	132.41	238	231
Millennium Health LLC	12/21/15		14,862	7.27	108	1
NIBC Bank NV	09/08/17	EUR	300,000	292.60	878	944
One Call Corp.	06/26/17		2,835,000	93.39	2,648	2,807
OneSavings Bank PLC	05/18/17	GBP	200,000	129.43	259	273
Oschadbank Via SSB #1 PLC	12/10/15		2,800,000	76.97	2,155	2,716
Patterson Co. 2nd Lien Term Loan	08/14/15		3,490,000	99.00	3,455	3,316
Real Alloy	05/31/18		39	35,878.00	1,383	1,408
Real Alloy Holding, Inc.	12/23/14		1,020,000	—	1,007	—
Santander Perpetual SA	05/09/16		170,000	98.00	167	167
Saxo Bank A/S	11/29/17	EUR	500,000	125.02	625	631
Shawbrook Group PLC	12/01/17	GBP	900,000	134.71	1,212	1,110
Specialty Steel Holdco, Inc.	11/15/17		22	175,137.87	3,811	6,627
Standard Chartered PLC	11/08/17	GBP	30,000	1.81	54	50
						33,191

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

136 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
Aegon NV	USD 6 Month LIBOR	3.540
Aegon NV	Netherlands Governments 10 Year Bond NA	0.850
Ageasfinlux SA	3 Month EURIBOR	1.350
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Alliant Holdings Intermediate, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Allied Irish Banks PLC	3 Month EURIBOR	0.750
Almonde, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 B. V. Term Loan B1	USD 3 Month LIBOR	3.000
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Honda Finance Corp.	USD 3 Month LIBOR	0.350
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Apple, Inc.	USD 3 Month LIBOR	0.070
	USD Swap Semiannual 30/360 (versus 3 Month
Aquarius & Investments PLC for Swiss Reinsurance Co. , Ltd.	LIBOR) 6 Year Rate	6.384
Aramark Services, Inc. Term Loan B1	USD 3 Month LIBOR	1.750
Aristocrat International, Pty, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	1.750
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
ASR Nederland NV	Year Rate	3.789
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC 2nd Lien Term Loan	USD 1 Month LIBOR	6.500
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
AT&T, Inc.	USD 3 Month LIBOR	0.650
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
	U. K. Government Bonds 5 Year Note Generic Bid
Aviva PLC	Yield	2.970
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banca Farmafactoring SpA	Year Rate	6.164
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banca Popolare dell'Alto Adige SCpA	Year Rate	5.368
Banco Bilbao Vizcaya Argentaria SA	3 Month EURIBOR	1.300
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banco Comercial Portugues SA	Year Rate	4.267
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banco de Credito Social Cooperativo SA	Year Rate	7.591
	U. S. Treasury Yield Curve Rate T Note Constant
Banco do Brasil SA	Maturity 10 Year	7.327
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banco Santander SA	Year Rate	4.097
Bank of Montreal	USD 3 Month LIBOR	0.650
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.220

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 137

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankia SA	Year Rate	5.819
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankinter SA	Year Rate	8.867
Barclays Bank PLC	USD 3 Month LIBOR	3.100
	U. K. Government Bonds 5 Year Note Generic Bid
Barclays Bank PLC	Yield	3.150
Barclays Bank PLC	GBP 3 Month LIBOR	1.985
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Barclays PLC	Year Rate	6.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
BAWAG Group AG	Year Rate	4.415
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
BCPE Eagle Buyer LLC 2nd Lien Term Loan	USD 1 Month LIBOR	0.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Belfius Bank SA	Year Rate	2.938
	EUR Swap Annual (versus 6 Month EURIBOR) 12
Belfius Bank SA	Year Rate	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
	U. S. Treasury Yield Curve Rate T Note Constant
Bluestar Finance Holdings, Ltd.	Maturity 3 Year	7.242
BMW US Capital LLC	USD 3 Month LIBOR	0.410
BNP Paribas Fortis SA	3 Month EURIBOR	2.000
BPCE SA	USD 3 Month LIBOR	12.980
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC (The) 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Caixa Geral De Depositos Finance	3 Month EURIBOR	1.770
Caixa Geral De Depositos Finance Co.	3 Month EURIBOR	1.800
	EUR Swap Annual (versus 6 Month EURIBOR) 5
CaixaBank SA	Year Rate	2.350
	EUR Swap Annual (versus 6 Month EURIBOR) 5
CaixaBank SA	Year Rate	4.504
CaixaSabadell Preferentes SAU	3 Month EURIBOR	1.950
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.230
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Catlin Insurance Co. , Ltd.	USD 3 Month LIBOR	2.975
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
	U. S. Treasury Yield Curve Rate T Note Constant
Chalco Hong Kong Investment Co. , Ltd.	Maturity 5 Year	7.931
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	2.500
Charming Charlie, Inc. Term Loan A	USD 3 Month LIBOR	5.000
Charming Charlie, Inc. Term Loan B	USD 3 Month LIBOR	1.000
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chase Issuance Trust	USD 1 Month LIBOR	0.430
Citibank NA	USD 3 Month LIBOR	0.570
ClubCorp Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
CNP Assurances	Year Rate	3.914
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. 1st Lien Term Loan B	USD 1 Month LIBOR	8.750

See accompanying notes which are an integral part of this quarterly report.

138 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ConocoPhillips Co.	USD 3 Month LIBOR	0.900
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Credit Agricole Corporate And Investment Bank	USD 3 Month LIBOR	0.350
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.898
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.697
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	4.598
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
	U. S. Treasury Yield Curve Rate T Note Constant
Danske Bank A/S	Maturity 7 Year	4.130
Delek US Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Deutsche Postbank Funding Trust III	EURIBOR ICE Swap Rate	0.125
Dexko Global, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Diamond US Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.250
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Direct Line Insurance Group PLC	Year Rate	3.394
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
DNB Nor Bank ASA	USD 3 Month LIBOR	0.220
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
DZ BANK Capital Funding Trust I	3 Month EURIBOR	2.500
DZ Bank Perpetual Funding Issuer, Ltd.	3 Month EURIBOR	0.800
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Management LLC Term Loan B	USD 3 Month LIBOR	8.500
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Enbridge, Inc.	USD 3 Month LIBOR	3.418
Energy Solutions LLC Term Loan B	USD 3 Month LIBOR	3.750
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
EP Petroecuador	USD 3 Month LIBOR	5.630
Evergreen Skills Lux Sarl 1st Lien Term Loan	USD 1 Month LIBOR	0.000
Evergreen Skills Lux Sarl 2nd Lien Term Loan	USD 1 Month LIBOR	8.250
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
	U. S. Treasury Yield Curve Rate T Note Constant
Franshion Brilliant, Ltd.	Maturity 5 Year	3.859

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 139

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
FullBeauty Brands Holdings Corp. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Galaxy Bidco, Ltd.	GBP 3 Month LIBOR	4.500
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	0.000
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
GNB - Companhia de Seguros de Vida SA	3 Month EURIBOR	3.500
GNB - Companhia de Seguros de Vida SA	3 Month EURIBOR	2.200
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Governor & Co.	Year Rate	3.550
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	3.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Grenke AG	Year Rate	6.702
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	U. K. Government Bonds 5 Year Note Generic Bid
HBOS Sterling Finance Jersey, LP	Yield	4.400
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	1.875
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Honda Auto Receivables Owner Trust	USD 1 Month LIBOR	0.090
House of Fraser Funding PLC	GBP 3 Month LIBOR	5.750
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HT1 Funding GmbH	12 Month EURIBOR	2.000
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Hyland Software, Inc. Term Loan	USD 1 Month LIBOR	3.250
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Ibercaja Banco, SA	Year Rate	6.809
IBM Credit LLC	USD 3 Month LIBOR	0.260
	EUR Swap Annual (versus 6 Month EURIBOR) 5
IKB Deutsche Industriebank AG	Year Rate	3.617
IKB Funding Trust I	3 Month EURIBOR	1.500
Impala Private Holdings II LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.000
	U. S. Treasury Yield Curve Rate T Note Constant
Industrial & Commercial Bank of China, Ltd.	Maturity 5 Year	2.250
	U. S. Treasury Yield Curve Rate T Note Constant
Industrial & Commercial Bank of China, Ltd.	Maturity 5 Year	3.135
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Intesa Sanpaolo SpA	Year Rate	6.884
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
IQVIA, Inc. Term Loan B	USD 3 Month LIBOR	1.750
IRB Holding Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Iron Mountain, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
John Deere Capital Corp.	USD 3 Month LIBOR	0.160
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.470
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Jyske Bank A/S	Year Rate	3.962
La Mondiale SAM	3 Month EURIBOR	2.130

See accompanying notes which are an integral part of this quarterly report.

140 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
La Mondiale SAM	3 Month EURIBOR	2.700
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LaSer Confinoga SA	Natixis France CNO Tec 10 Index	1.350
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Limetree Bay Terminals LLC Term Loan B	USD 3 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
	U. K. Government Bonds 5 Year Note Generic Bid
Liverpool Victoria Friendly Society, Ltd.	Yield	5.630
	U. K. Government Bonds 5 Year Note Generic Bid
Lloyds Bank PLC	Yield	13.400
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Marketo, Inc. Term Loan B	USD 3 Month LIBOR	3.250
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
	U. K. Government Bonds 5 Year Note Generic Bid
Metro Bank PLC	Yield	4.458
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Microchip Technology, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Miller Homes Group Holdings PLC	GBP 3 Month LIBOR	5.250
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Mizuho Bank, Ltd.	USD 3 Month LIBOR	0.400
NAI Entertainment Holdings LLC Term Loan B	USD 1 Month LIBOR	2.500
National Australia Bank , Ltd.	USD 3 Month LIBOR	0.690
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Bank of Canada	USD 3 Month LIBOR	0.200
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
NIBC Bank NV	Year Rate	5.564
Nissan Auto Receivables Owner Trust	USD 1 Month LIBOR	0.060
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
Nordea Bank AB	USD 3 Month LIBOR	0.280
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.000
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
OneSavings Bank PLC	Year Rate	8.359
Opal Acquisition, Inc. Term Loan B	USD 1 Month LIBOR	0.000
Open Text Corp. Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Oschadbank Via SSB #1 PLC	USD 6 Month LIBOR	6.875
OTP Bank Nyrt	3 Month EURIBOR	3.000
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
PDC Brands 2nd Lien Term Loan	USD 3 Month LIBOR	0.000
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 141

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Province of Quebec Canada	USD 3 Month LIBOR	0.230
	U. S. Treasury Yield Curve Rate T Note Constant
PTTEP Treasury Center Co. , Ltd.	Maturity 5 Year	3.177
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
	U. K. Government Bonds 5 Year Note Generic Bid
Quilter PLC	Yield	3.300
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	8.000
Raiffeisen Bank International AG	EURIBOR ICE Swap Rate	3.877
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Raiffeisen Bank International AG	Year Rate	5.954
RBS Capital Trust II	USD 3 Month LIBOR	1.943
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Reece, Ltd. Term Loan B	USD 3 Month LIBOR	2.000
	Argentina Deposit Rates Badlar Private Banks ARS
Republic of Aregentina Governemnt International Bond	30 to 35 Days	2.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
	USD Swap Semiannual 30/360 (versus 3 Month
Royal Bank of Scotland Group PLC	LIBOR) 5 Year Rate	5.720
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Royal Bank Of Scotland Group PLC	Year Rate	2.650
	EUR Swap Annual (versus 6 Month EURIBOR) 5
RWE AG	Year Rate	2.643
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Sainsbury's Bank PLC	Year Rate	5.247
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Santander Perpetual SA	USD 3 Month LIBOR	3.025
Santander Perpetual SA	3 Month EURIBOR	1.600
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Saxo Bank A/S	Year Rate	9.300
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Shawbrook Group PLC	Year Rate	6.752
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Skandinaviska Enskilda Banken AB	USD 3 Month LIBOR	0.430
Societa Cattolica di Assicurazioni-Societa Cooperativa	3 Month EURIBOR	4.455
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	3.929
Societe Generale SA	3 Month EURIBOR	8.901
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.700
SonicWall US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWall, Inc. 2nd Lien Term Loan B	USD 3 Month LIBOR	7.500

See accompanying notes which are an integral part of this quarterly report.

142 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southwire Co. Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Srlev NV	12 Month EURIBOR	6.165
Standard Chartered PLC	USD 3 Month LIBOR	1.460
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
	U. S. Treasury Yield Curve Rate T Note Constant
State Bank of India	Maturity 5 Year	4.274
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake, Inc. Term Loan	USD 1 Month LIBOR	3.750
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.470
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.400
Takko Luxembourg 2 SCA	3 Month EURIBOR	5.375
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.300
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.390
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Ukreximbank Via Biz Finance PLC	USD 6 Month LIBOR	7.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
UniCredit SpA	Year Rate	4.925
	EUR Swap Annual (versus 6 Month EURIBOR) 5
UniCredit SpA	Year Rate	4.100
UnipolSai SpA	3 Month EURIBOR	5.180
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Bank	USD 3 Month LIBOR	0.320
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
UTEX Industries, Inc. Covenant-Lite 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Month LIBOR	1.750
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Vince LLC 1st Lien Term Loan B	USD 3 Month LIBOR	7.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
VIVAT NV	Year Rate	6.463
Voya CLO, Ltd.	USD 3 Month LIBOR	8.350
	U. S. Treasury Yield Curve Rate T Note Constant
VTB Bank	Maturity 10 Year	8.067
Walmart, Inc.	USD 3 Month LIBOR	0.230
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
Weatherford International, Ltd. Term Loan	USD 1 Month LIBOR	1.425
Wells Fargo & Co.	USD 3 Month LIBOR	1.340

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 143

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Wells Fargo Bank NA	USD 3 Month LIBOR	0.500
Westpac Banking Corp.	USD 1 Month LIBOR	0.200
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 2 Month LIBOR	2.750
WMG Acquisition Corp. Term Loan F	USD 1 Month LIBOR	2.125
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	311	AUD	40,184	09/18	367
Canada 10 Year Bond Futures	134	CAD	18,059	09/18	(191)
Euro-Bobl Futures	7	EUR	921	09/18	(2)
Euro-Bund Futures	67	EUR	10,826	09/18	(3)
Euro-Schatz Futures	27	EUR	3,021	09/18	(4)
Long Gilt Futures	6	GBP	736	09/18	6
United States 2 Year Treasury Note Futures	93	USD	19,658	09/18	(32)
United States 5 Year Treasury Note Futures	248	USD	28,055	09/18	(16)
United States 10 Year Treasury Note Futures	729	USD	87,059	09/18	146
United States 10 Year Ultra Treasury Note Futures	23	USD	2,924	09/18	9
United States Long Bond Futures	52	USD	7,434	09/18	12
United States Ultra Bond Futures	4	USD	628	09/18	10
Short Positions
Euro-Bund Futures	210	EUR	33,932	09/18	(67)
Euro-Buxl 30 Year Bond Futures	1	EUR	176	09/18	(4)
Euro-Schatz Futures	422	EUR	47,224	09/18	63
Long Gilt Futures	271	GBP	33,246	09/18	(225)
United States 2 Year Treasury Note Futures	9	USD	1,902	09/18	3
United States 5 Year Treasury Note Futures	17	USD	1,923	09/18	1
United States 10 Year Treasury Note Futures	2	USD	239	09/18	(1)
United States 10 Year Ultra Treasury Note Futures	1	USD	127	09/18	—
United States Long Bond Futures	6	USD	858	09/18	9
United States Ultra Bond Futures	11	USD	1,726	09/18	(7)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					74

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (MXN/USD)	JPMorgan Chase	Put	1	18.75	USD	830	08/16/18	(7)
Cross Currency Options (MXN/USD)	JPMorgan Chase	Put	1	18.75	USD	830	08/16/18	(3)
Total Liability for Options Written (premiums received $6)								(10)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	69	BRL	255	08/02/18	(1)
Bank of America	USD	30	CLP	19,518	08/14/18	1
Bank of America	USD	162	CLP	103,355	08/14/18	—

See accompanying notes which are an integral part of this quarterly report.

144 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	180	CLP	114,714	08/14/18	—
Bank of America	USD	378	CLP	239,804	08/14/18	(2)
Bank of America	USD	73	COP	211,606	08/21/18	—
Bank of America	USD	220	COP	632,610	08/21/18	(1)
Bank of America	USD	13	CZK	289	08/28/18	—
Bank of America	USD	92	CZK	2,030	08/28/18	1
Bank of America	USD	4,273	CZK	91,907	08/28/18	(67)
Bank of America	USD	388	CZK	8,573	09/20/18	4
Bank of America	USD	48	HKD	376	08/28/18	—
Bank of America	USD	4,314	HKD	33,799	08/28/18	(5)
Bank of America	USD	40	HUF	10,983	08/28/18	—
Bank of America	USD	100	HUF	27,388	08/28/18	—
Bank of America	USD	4,280	HUF	1,135,689	08/28/18	(132)
Bank of America	USD	140	HUF	38,640	09/20/18	1
Bank of America	USD	29	IDR	422,353	08/02/18	—
Bank of America	USD	2	MXN	33	08/09/18	—
Bank of America	USD	57	MXN	1,188	08/28/18	7
Bank of America	USD	1,246	MXN	24,946	08/28/18	87
Bank of America	USD	148	PLN	544	08/28/18	1
Bank of America	USD	4,253	PLN	15,368	08/28/18	(46)
Bank of America	USD	346	PLN	1,252	09/14/18	(3)
Bank of America	USD	30	PLN	111	10/19/18	—
Bank of America	USD	42	RUB	2,637	09/19/18	—
Bank of America	USD	303	SGD	414	10/30/18	2
Bank of America	USD	62	THB	2,017	08/28/18	(1)
Bank of America	USD	617	THB	20,481	08/28/18	(1)
Bank of America	USD	2,471	THB	81,088	08/28/18	(32)
Bank of America	USD	219	TRY	1,079	08/28/18	(2)
Bank of America	USD	277	TRY	1,352	08/28/18	(5)
Bank of America	USD	1,208	TRY	5,560	08/28/18	(92)
Bank of America	USD	4,027	TRY	18,535	08/28/18	(308)
Bank of America	USD	46	ZAR	617	08/28/18	—
Bank of America	USD	70	ZAR	953	08/28/18	2
Bank of America	USD	1,258	ZAR	15,827	08/28/18	(60)
Bank of America	BRL	255	USD	68	08/02/18	—
Bank of America	BRL	255	USD	68	09/05/18	1
Bank of America	CLP	353,623	USD	550	08/14/18	(5)
Bank of America	COP	144,625	USD	50	08/21/18	—
Bank of America	CZK	7,440	USD	336	08/28/18	(4)
Bank of America	CZK	27,572	USD	1,282	08/28/18	20
Bank of America	CZK	29,714	USD	1,335	08/28/18	(25)
Bank of America	EUR	295	USD	346	08/24/18	—
Bank of America	HKD	638	USD	81	08/28/18	—
Bank of America	HKD	3,726	USD	475	08/28/18	—
Bank of America	HKD	14,914	USD	1,902	08/28/18	—
Bank of America	HUF	92,967	USD	337	08/28/18	(2)
Bank of America	HUF	340,707	USD	1,284	08/28/18	40
Bank of America	HUF	371,173	USD	1,333	08/28/18	(22)
Bank of America	MXN	915	USD	48	08/28/18	(1)
Bank of America	MXN	2,769	USD	143	08/28/18	(5)
Bank of America	MXN	11,734	USD	569	08/28/18	(58)
Bank of America	PLN	20	USD	6	08/28/18	—
Bank of America	PLN	1,787	USD	480	08/28/18	(9)
Bank of America	PLN	7,088	USD	1,902	08/28/18	(38)
Bank of America	THB	6,970	USD	209	08/28/18	—
Bank of America	THB	41,217	USD	1,290	08/28/18	51
Bank of America	THB	137,388	USD	4,301	08/28/18	169
Bank of America	TRY	2,885	USD	612	08/28/18	33
Bank of America	TRY	11,687	USD	2,394	08/28/18	49
Bank of America	ZAR	4,271	USD	344	08/21/18	20
Bank of America	ZAR	1,955	USD	143	08/28/18	(5)
Bank of America	ZAR	7,855	USD	570	08/28/18	(25)
Bank of America	ZAR	5,329	USD	391	09/21/18	(11)

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 145

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	1,097	MXN	17,460	09/19/18	228
Bank of Montreal	AUD	2,300	USD	1,752	09/19/18	43
Bank of Montreal	EUR	7,323	USD	8,560	08/07/18	(6)
Bank of Montreal	GBP	1,625	USD	2,141	08/07/18	8
Bank of Montreal	NOK	14,120	USD	1,764	09/19/18	29
Bank of Montreal	NZD	2,520	USD	1,773	09/19/18	56
Barclays	USD	52	BRL	196	08/02/18	—
Barclays	USD	90	BRL	339	08/02/18	—
Barclays	USD	46	CLP	28,898	08/14/18	—
Barclays	USD	85	CLP	53,576	08/14/18	(1)
Barclays	USD	91	CLP	57,910	08/14/18	—
Barclays	USD	92	CLP	59,792	08/14/18	2
Barclays	USD	118	CLP	75,441	08/14/18	—
Barclays	USD	25	COP	71,236	08/21/18	—
Barclays	USD	57	COP	166,917	08/21/18	—
Barclays	USD	60	COP	176,520	08/21/18	1
Barclays	USD	120	CZK	2,636	09/20/18	1
Barclays	USD	388	CZK	8,573	09/20/18	4
Barclays	USD	67	HUF	18,406	09/20/18	1
Barclays	USD	91	HUF	25,779	09/20/18	3
Barclays	USD	107	HUF	29,031	09/20/18	(1)
Barclays	USD	121	HUF	33,477	09/20/18	2
Barclays	USD	75	IDR	1,095,001	10/29/18	—
Barclays	USD	140	MXN	2,823	08/09/18	11
Barclays	USD	306	MXN	6,073	08/09/18	20
Barclays	USD	40	PEN	131	10/18/18	—
Barclays	USD	362	PLN	1,291	08/20/18	(9)
Barclays	USD	346	PLN	1,252	09/14/18	(3)
Barclays	USD	30	PLN	111	10/19/18	—
Barclays	USD	84	RON	339	08/20/18	1
Barclays	USD	303	SGD	414	10/30/18	1
Barclays	BRL	196	USD	51	08/02/18	(2)
Barclays	BRL	339	USD	87	08/02/18	(4)
Barclays	COP	972,345	USD	330	08/21/18	(6)
Barclays	COP	2,323,029	USD	804	08/21/18	1
Barclays	INR	3,078	USD	44	10/29/18	—
Barclays	MXN	6,845	USD	355	08/09/18	(11)
Barclays	PEN	2,660	USD	808	10/18/18	(2)
Barclays	THB	7,214	USD	226	08/21/18	9
Barclays	TRY	492	USD	101	08/20/18	1
Barclays	ZAR	1,762	USD	138	08/21/18	4
Barclays	ZAR	4,271	USD	344	08/21/18	21
Barclays	ZAR	5,329	USD	391	09/21/18	(11)
Barclays	ZAR	2,246	USD	165	10/18/18	(4)
Brown Brothers Harriman	USD	5,064	AUD	6,900	09/19/18	64
Brown Brothers Harriman	USD	2,223	EUR	1,895	08/28/18	(3)
Brown Brothers Harriman	USD	5,264	NOK	42,900	09/19/18	5
Brown Brothers Harriman	USD	5,104	NZD	7,600	09/19/18	77
Brown Brothers Harriman	AUD	716	USD	529	09/19/18	(3)
Brown Brothers Harriman	ILS	11,532	USD	3,186	08/28/18	40
Canadian Imperial Bank of Commerce	EUR	5,606	USD	6,584	08/17/18	22
Citibank	USD	78	CLP	51,260	08/14/18	2
Citibank	USD	164	CLP	103,839	08/14/18	(1)
Citibank	USD	215	COP	615,644	08/21/18	(2)
Citibank	USD	388	CZK	8,573	09/20/18	5
Citibank	USD	8,830	EUR	7,520	08/07/18	(34)
Citibank	USD	1,835	GBP	1,394	08/07/18	(5)
Citibank	USD	60	IDR	876,431	10/29/18	—
Citibank	USD	120	IDR	1,758,016	10/29/18	1
Citibank	USD	362	PLN	1,291	08/20/18	(9)
Citibank	USD	30	PLN	111	10/19/18	—
Citibank	USD	491	RON	1,975	08/20/18	8
Citibank	USD	418	RUB	26,262	09/19/18	—

See accompanying notes which are an integral part of this quarterly report.

146 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	1,089	THB	36,046	08/21/18	(5)
Citibank	CHF	4,112	USD	4,143	08/28/18	(19)
Citibank	CZK	5,336	USD	240	09/20/18	(4)
Citibank	EUR	7,520	USD	8,849	09/06/18	33
Citibank	GBP	1,394	USD	1,838	09/06/18	5
Citibank	HUF	42,190	USD	156	09/20/18	1
Citibank	INR	4,194	USD	60	10/29/18	—
Citibank	INR	6,344	USD	91	10/29/18	—
Citibank	INR	8,391	USD	121	10/29/18	(1)
Citibank	ZAR	2,268	USD	177	08/21/18	5
Citibank	ZAR	2,292	USD	180	08/21/18	6
Commonwealth Bank of Australia	USD	3,164	CAD	4,166	08/28/18	40
Commonwealth Bank of Australia	USD	1,265	NOK	10,249	08/28/18	(7)
Commonwealth Bank of Australia	AUD	1,100	MXN	17,460	09/19/18	225
Commonwealth Bank of Australia	AUD	4,701	USD	3,476	08/28/18	(16)
Commonwealth Bank of Australia	AUD	2,300	USD	1,752	09/19/18	43
Commonwealth Bank of Australia	EUR	7,323	USD	8,560	08/07/18	(7)
Commonwealth Bank of Australia	GBP	1,625	USD	2,140	08/07/18	6
Commonwealth Bank of Australia	NOK	14,120	USD	1,766	09/19/18	31
Commonwealth Bank of Australia	NZD	5,140	USD	3,493	08/28/18	(10)
Commonwealth Bank of Australia	NZD	2,520	USD	1,774	09/19/18	57
Credit Agricole	GBP	2,361	USD	3,137	08/17/18	35
Deutsche Bank	USD	50	IDR	716,315	08/02/18	—
HSBC	USD	164	MXN	3,093	08/09/18	3
HSBC	USD	402	RUB	25,290	09/19/18	—
HSBC	USD	303	SGD	414	10/30/18	1
JPMorgan Chase	USD	33	BRL	124	08/02/18	—
JPMorgan Chase	USD	180	COP	521,100	08/21/18	—
JPMorgan Chase	USD	388	CZK	8,573	09/20/18	4
JPMorgan Chase	USD	283	MXN	5,360	08/09/18	4
JPMorgan Chase	USD	550	MXN	10,497	08/20/18	12
JPMorgan Chase	USD	269	RON	1,074	08/20/18	2
JPMorgan Chase	USD	409	RUB	25,695	09/19/18	—
JPMorgan Chase	BRL	124	USD	33	08/02/18	—
JPMorgan Chase	EUR	15,201	USD	17,843	08/24/18	40
JPMorgan Chase	GBP	19,934	USD	26,166	08/24/18	(22)
JPMorgan Chase	MXN	5,360	USD	280	08/09/18	(7)
JPMorgan Chase	RUB	35,483	USD	550	09/19/18	(15)
JPMorgan Chase	ZAR	2,413	USD	190	08/21/18	7
JPMorgan Chase	ZAR	4,271	USD	344	08/21/18	20
Royal Bank of Canada	USD	8,832	EUR	7,520	08/07/18	(35)
Royal Bank of Canada	USD	765	GBP	583	08/07/18	—
Royal Bank of Canada	USD	1,836	GBP	1,394	08/07/18	(6)
Royal Bank of Canada	AUD	1,099	MXN	17,460	09/19/18	227
Royal Bank of Canada	AUD	2,300	USD	1,751	09/19/18	41
Royal Bank of Canada	EUR	400	USD	469	08/07/18	1
Royal Bank of Canada	EUR	7,323	USD	8,557	08/07/18	(10)
Royal Bank of Canada	EUR	7,520	USD	8,851	09/06/18	35
Royal Bank of Canada	GBP	1,625	USD	2,139	08/07/18	5
Royal Bank of Canada	GBP	1,394	USD	1,838	09/06/18	6
Royal Bank of Canada	MXN	87,300	AUD	5,852	09/19/18	(597)
Royal Bank of Canada	NOK	14,120	USD	1,762	09/19/18	27
Royal Bank of Canada	NZD	2,520	USD	1,770	09/19/18	52
Standard Chartered	USD	168	BRL	630	08/02/18	—
Standard Chartered	USD	274	BRL	1,020	08/02/18	(2)
Standard Chartered	USD	70	CZK	1,527	09/20/18	—
Standard Chartered	USD	389	CZK	8,573	09/20/18	4
Standard Chartered	USD	49	HUF	13,711	09/20/18	2
Standard Chartered	USD	73	HUF	20,293	09/20/18	1
Standard Chartered	USD	141	HUF	39,015	09/20/18	2
Standard Chartered	USD	29	IDR	423,417	08/02/18	—
Standard Chartered	USD	295	IDR	4,336,599	10/29/18	2
Standard Chartered	USD	578	MYR	2,326	09/27/18	(4)

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 147

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	68	PLN	247	08/02/18	—
Standard Chartered	USD	362	PLN	1,291	08/20/18	(9)
Standard Chartered	USD	346	PLN	1,252	09/14/18	(3)
Standard Chartered	USD	30	PLN	111	10/19/18	—
Standard Chartered	USD	116	RON	464	08/20/18	2
Standard Chartered	USD	594	RUB	37,287	09/19/18	—
Standard Chartered	USD	303	SGD	414	10/30/18	1
Standard Chartered	USD	100	THB	3,306	08/21/18	(1)
Standard Chartered	USD	160	TRY	788	08/02/18	—
Standard Chartered	USD	110	ZAR	1,407	08/21/18	(3)
Standard Chartered	USD	1,257	ZAR	17,451	08/21/18	66
Standard Chartered	BRL	463	USD	123	08/02/18	—
Standard Chartered	BRL	630	USD	162	08/02/18	(6)
Standard Chartered	BRL	1,020	USD	272	08/02/18	—
Standard Chartered	BRL	1,020	USD	273	09/05/18	2
Standard Chartered	CZK	10,457	USD	470	09/20/18	(9)
Standard Chartered	HUF	42,190	USD	156	09/20/18	1
Standard Chartered	INR	16,284	USD	234	10/29/18	(1)
Standard Chartered	MXN	4,118	USD	220	08/20/18	—
Standard Chartered	MYR	156	USD	39	09/27/18	—
Standard Chartered	MYR	485	USD	120	09/27/18	1
Standard Chartered	PLN	247	USD	68	08/20/18	—
Standard Chartered	RON	485	USD	120	08/20/18	(3)
Standard Chartered	THB	7,672	USD	240	08/21/18	9
Standard Chartered	ZAR	1,975	USD	151	08/02/18	1
Standard Chartered	ZAR	4,271	USD	344	08/21/18	20
Standard Chartered	ZAR	4,708	USD	370	08/21/18	13
Standard Chartered	ZAR	5,329	USD	391	09/21/18	(11)
Standard Chartered	ZAR	2,246	USD	165	10/18/18	(4)
State Street	USD	471	BRL	1,856	08/28/18	22
State Street	USD	1,890	BRL	7,129	08/28/18	3
State Street	USD	495	EUR	424	08/07/18	1
State Street	USD	37	GBP	28	08/07/18	—
State Street	USD	415	GBP	315	08/07/18	(2)
State Street	USD	36	IDR	514,932	08/28/18	—
State Street	USD	1,257	IDR	18,019,622	08/28/18	(8)
State Street	USD	63	KRW	69,110	08/28/18	(1)
State Street	USD	616	KRW	688,296	08/28/18	2
State Street	USD	2,479	KRW	2,739,477	08/28/18	(20)
State Street	USD	34	MYR	134	08/28/18	—
State Street	USD	474	MYR	1,922	08/28/18	—
State Street	USD	1,895	MYR	7,607	08/28/18	(17)
State Street	USD	66	PEN	218	08/28/18	—
State Street	USD	474	PEN	1,563	08/28/18	3
State Street	USD	1,896	PEN	6,241	08/28/18	10
State Street	USD	29	RUB	1,791	08/28/18	—
State Street	USD	1,267	RUB	79,682	08/28/18	5
State Street	USD	19	TWD	561	08/28/18	—
State Street	USD	143	TWD	4,345	08/28/18	—
State Street	USD	572	TWD	17,199	08/28/18	(8)
State Street	BRL	228	USD	60	08/28/18	(1)
State Street	BRL	654	USD	168	08/28/18	(5)
State Street	BRL	15,429	USD	4,165	08/28/18	66
State Street	EUR	200	USD	233	08/07/18	(1)
State Street	EUR	250	USD	295	08/07/18	2
State Street	EUR	362	USD	423	08/07/18	(1)
State Street	EUR	26,500	USD	31,315	10/12/18	163
State Street	GBP	5,700	USD	7,596	10/12/18	92
State Street	IDR	359,848	USD	25	08/28/18	—
State Street	IDR	2,045,160	USD	141	08/28/18	(1)
State Street	IDR	7,941,240	USD	554	08/28/18	4
State Street	KRW	289,487	USD	257	08/28/18	(3)
State Street	KRW	1,381,311	USD	1,285	08/28/18	45

See accompanying notes which are an integral part of this quarterly report.

148 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	KRW	4,604,369	USD	4,283	08/28/18	150
State Street	MYR	35	USD	9	08/01/18	—
State Street	MYR	323	USD	80	08/28/18	—
State Street	MYR	17,010	USD	4,274	08/28/18	76
State Street	PEN	213	USD	65	08/28/18	—
State Street	PEN	14,021	USD	4,272	08/28/18	(9)
State Street	RUB	624	USD	10	08/28/18	—
State Street	RUB	9,016	USD	142	08/28/18	(2)
State Street	RUB	36,435	USD	568	08/28/18	(13)
State Street	TWD	1,046	USD	34	08/28/18	—
State Street	TWD	38,441	USD	1,294	08/28/18	35
UBS	USD	29	BRL	109	08/02/18	—
UBS	USD	41	BRL	153	08/02/18	—
UBS	USD	56	BRL	210	08/02/18	—
UBS	USD	60	BRL	231	08/02/18	2
UBS	USD	69	BRL	255	08/02/18	(1)
UBS	USD	85	CLP	53,584	08/14/18	(1)
UBS	USD	99	CLP	63,260	08/14/18	—
UBS	USD	378	CLP	239,804	08/14/18	(2)
UBS	USD	388	CZK	8,573	09/20/18	4
UBS	USD	8,830	EUR	7,520	08/07/18	(33)
UBS	USD	1,835	GBP	1,394	08/07/18	(5)
UBS	USD	89	HUF	24,613	09/20/18	1
UBS	USD	133	HUF	36,201	09/20/18	(1)
UBS	USD	139	HUF	38,557	09/20/18	2
UBS	USD	218	IDR	3,168,081	08/27/18	1
UBS	USD	362	PLN	1,291	08/20/18	(9)
UBS	USD	346	PLN	1,252	09/14/18	(3)
UBS	USD	628	PLN	2,133	09/14/18	(44)
UBS	USD	30	PLN	111	10/19/18	—
UBS	USD	178	RUB	11,263	09/19/18	1
UBS	USD	217	RUB	13,644	09/19/18	—
UBS	USD	303	SGD	414	10/30/18	1
UBS	AUD	1,099	MXN	17,460	09/19/18	225
UBS	AUD	2,300	USD	1,751	09/19/18	42
UBS	BRL	109	USD	28	08/02/18	(1)
UBS	BRL	153	USD	39	08/02/18	(1)
UBS	BRL	210	USD	53	08/02/18	(2)
UBS	BRL	231	USD	62	08/02/18	—
UBS	BRL	255	USD	68	08/02/18	—
UBS	BRL	255	USD	68	09/05/18	1
UBS	COP	632,040	USD	221	08/21/18	2
UBS	COP	920,395	USD	325	08/21/18	7
UBS	EUR	7,520	USD	8,849	09/06/18	33
UBS	GBP	1,394	USD	1,838	09/06/18	5
UBS	MXN	2,943	USD	155	08/09/18	(3)
UBS	MXN	2,973	USD	156	08/09/18	(3)
UBS	NOK	14,120	USD	1,762	09/19/18	28
UBS	NZD	2,520	USD	1,770	09/19/18	52
UBS	PHP	14,626	USD	271	10/19/18	(4)
UBS	THB	14,386	USD	449	08/21/18	17
UBS	ZAR	4,271	USD	344	08/21/18	20
UBS	ZAR	5,329	USD	391	09/21/18	(11)
UBS	ZAR	2,247	USD	165	10/18/18	(3)
Westpac	USD	8,829	EUR	7,520	08/07/18	(32)
Westpac	USD	1,835	GBP	1,394	08/07/18	(5)
Westpac	USD	7,595	JPY	853,489	08/28/18	50
Westpac	AUD	1,099	MXN	17,460	09/19/18	226
Westpac	AUD	2,300	USD	1,751	09/19/18	42
Westpac	EUR	7,323	USD	8,559	08/07/18	(8)
Westpac	EUR	7,520	USD	8,848	09/06/18	32
Westpac	GBP	1,625	USD	2,141	08/07/18	7
Westpac	GBP	1,394	USD	1,837	09/06/18	5

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 149

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Westpac	NOK	14,120	USD	1,762	09/19/18	28
Westpac	NZD	2,520	USD	1,770	09/19/18	52
Westpac	SEK	47,660	USD	5,427	08/28/18	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,657

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
				Brazil CETIP Interbank
JPMorgan Chase	BRL	12,665	10.590%(5)	Deposit Rate(5)	01/04/21	—	8	8
				Brazil Interbank Deposit
JPMorgan Chase	BRL	15,417	10.310%(5)	Rate(5)	01/04/21	—	1	1
				Brazil Interbank Deposit
JPMorgan Chase	BRL	15,420	10.290%(5)	Rate(5)	01/04/21	—	—	—
				Brazil Interbank Deposit
JPMorgan Chase	BRL	2,218	8.570%(5)	Rate(5)	01/03/22	—	(14)	(14)
				Brazil Interbank Deposit
JPMorgan Chase	BRL	8,118	8.620%(5)	Rate(5)	01/03/22	—	(48)	(48)
			Brazil Interbank
JPMorgan Chase	BRL	2,402	Deposit Rate(5)	9.050%(5)	01/02/23	—	18	18
Total Open Interest Rate Swap Contracts (å)						—	(35)	(35)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Goldman Sachs	Sell	USD	16,000	1.000%(2)	06/20/23	(307)	(172)	(479)
CDX NA High Yield Index	Goldman Sachs	Sell	USD	15,000	5.000%(2)	06/20/23	891	167	1,058
iTraxx Europe Crossover
Index	Goldman Sachs	Sell	EUR	6,000	5.000%(2)	06/20/23	679	(6)	673
Total Open Credit Indices Contracts (å)							1,263	(11)	1,252

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Fixed Income Investments
Argentina	$—	$7,918	$—	$—	$7,918
Australia	—	2,352	—	—	2,352
Austria	—	1,377	—	—	1,377
Azerbaijan	—	1,511	—	—	1,511

See accompanying notes which are an integral part of this quarterly report.

150 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Bahrain	—	1,920	—	—	1,920
Belgium	—	2,644	—	—	2,644
Bermuda	—	446	—	—	446
Brazil	—	8,689	—	—	8,689
Canada	—	18,704	—	—	18,704
Cayman Islands	—	1,592	—	—	1,592
Chile	—	1,824	—	—	1,824
China	—	1,342	—	—	1,342
Colombia	—	8,808	—	—	8,808
Costa Rica	—	2,941	—	—	2,941
Czech Republic	—	1,781	—	—	1,781
Denmark	—	4,367	—	—	4,367
Dominican Republic	—	3,370	—	—	3,370
Ecuador	—	2,149	—	—	2,149
Egypt	—	3,245	—	—	3,245
El Salvador	—	2,961	—	—	2,961
Ethiopia	—	1,020	—	—	1,020
Finland	—	938	—	—	938
France	—	16,109	—	—	16,109
Gabon	—	467	—	—	467
Georgia	—	580	—	—	580
Germany	—	12,335	—	—	12,335
Ghana	—	1,077	—	—	1,077
Guernsey	—	440	—	—	440
Honduras	—	542	—	—	542
Hong Kong	—	594	—	—	594
Hungary	—	539	—	—	539
India	—	201	—	—	201
Indonesia	—	6,266	—	—	6,266
Iraq	—	942	—	—	942
Ireland	—	4,335	—	—	4,335
Isle of Man	—	94	—	—	94
Italy	—	14,558	—	—	14,558
Japan	—	801	—	—	801
Jersey	—	6,651	—	—	6,651
Jordan	—	963	—	—	963
Kazakhstan	—	4,523	—	—	4,523
Kenya	—	1,019	—	—	1,019
Lebanon	—	2,977	—	—	2,977
Luxembourg	—	18,556	—	—	18,556
Macao	—	513	—	—	513
Malaysia	—	1,908	—	—	1,908
Malta	—	1,106	—	—	1,106
Mexico	—	16,505	—	—	16,505
Mongolia	—	749	—	—	749
Morocco	—	823	—	—	823
Mozambique	—	861	—	—	861

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 151

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Netherlands	—	18,175	—	—	18,175
Nigeria	—	1,535	—	—	1,535
Norway	—	851	—	—	851
Oman	—	1,521	—	—	1,521
Pakistan	—	2,566	—	—	2,566
Panama	—	571	—	—	571
Paraguay	—	1,683	—	—	1,683
Peru	—	4,581	—	—	4,581
Philippines	—	1,211	—	—	1,211
Poland	—	3,638	—	—	3,638
Portugal	—	2,068	—	—	2,068
Qatar	—	517	—	—	517
Romania	—	596	—	—	596
Russia	—	6,457	—	—	6,457
Saudi Arabia	—	707	—	—	707
Singapore	—	366	—	—	366
South Africa	—	13,292	—	—	13,292
Spain	—	6,275	—	—	6,275
Sri Lanka	—	1,303	—	—	1,303
Sweden	—	5,811	—	—	5,811
Switzerland	—	853	—	—	853
Thailand	—	3,480	—	—	3,480
Tunisia	—	577	—	—	577
Turkey	—	8,878	—	—	8,878
Ukraine	—	247	—	—	247
United Arab Emirates	—	1,230	—	—	1,230
United Kingdom	—	47,890	—	—	47,890
United States	—	257,975	—	—	257,975
Venezuela, Bolivarian Republic of	—	3,951	—	—	3,951
Virgin Islands, British	—	2,296	—	—	2,296
Common Stocks
United States	506	1	8,035	—	8,542
Preferred Stocks
Netherlands	407	—	—	—	407
United Kingdom	1,382	—	—	—	1,382
United States	260	—	2,095	—	2,355
Options Purchased	—	7	—	—	7
Warrants & Rights	—	—	—	—	—
Short-Term Investments	—	20,956	—	37,886	58,842
Total Investments	2,555	620,998	10,130	37,886	671,569

Other Financial Instruments
Assets

See accompanying notes which are an integral part of this quarterly report.

152 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practica
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	626	—	—	—	626
Foreign Currency Exchange Contracts	1	3,825	—	—	3,826
Interest Rate Swap Contracts	—	27	—	—	27
Credit Default Swap Contracts	—	1,731	—	—	1,731
Liabilities
Futures Contracts	(552)	—	—	—	(552)
Options Written	—	(10)	—	—	(10)
Foreign Currency Exchange Contracts	(1)	(2,168)	—	—	(2,169)
Interest Rate Swap Contracts	—	(62)	—	—	(62)
Credit Default Swap Contracts	—	(479)	—	—	(479)
Total Other Financial Instruments*	$74	$2,864	$—	$—	$2,938

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to
Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	7/31/2018	7/31/2018
Long-Term Investments
United States	$3,632	$111	$3,811	$—	$—	$—	$—	$68	$—	$—
Common Stocks
United States	—	5,233	—	—	—	—	—	2,802	8,035	2,802
Preferred Stocks	2,095	—	—	—	—	—	—	—	2,095	—
Warrants & Rights	540	—	—	—	—	—	—	(540)	—	—
Total Investments	6,267	5,344	3,811	—	—	—	—	2,330	10,130	2,802

Amounts in thousands
Fair Value
Sector Exposure	$
Long-Term Fixed Income Investments
Asset-Backed Securities	7,253
Corporate Bonds and Notes	191,092
International Debt	164,445
Loan Agreements	60,102
Municipal Bonds	1,050
Non-US Bonds	176,092

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 153

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Common Stocks
Energy	506
Health Care	1
Materials and Processing	6,627
Producer Durables	1,407
Preferred Stocks
Financial Services	2,050
Producer Durables	2,095
Options Purchased	7
Warrants & Rights	—
Short-Term Investments
Corporate Bonds and Notes	4,588
Energy	203
Financial Services	3,247
International Debt	5,435
Loan Agreements	754
Investment Company	37,886
Non-U. S. Bonds	6,729
Total Investments	671,569

See accompanying notes which are an integral part of this quarterly report.

154 Global Opportunistic Credit Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 61.8%			CBS Radio, Inc.
Asset-Backed Securities - 0.4%			7.250% due 11/01/24 (Þ)	100	94
Citigroup Mortgage Loan Trust			CCO Holdings LLC / CCO Holdings
Series 2007-AMC3 Class A2D			Capital Corp.
0.796% due 03/25/37 (Ê)	275	238	5.250% due 03/15/21	1,750	1,768
GSAA Home Equity Trust			Series 0003
Series 2005-15 Class 2A2			4.000% due 03/01/23 (Þ)	1,650	1,576
1.021% due 01/25/36 (Ê)	680	457	Series DMTN
Morgan Stanley ABS Capital I, Inc. Trust			5.000% due 02/01/28 (Þ)	375	351
Series 2004-NC1 Class M2			Centene Corp.
3.096% due 12/27/33 (Ê)	310	308	4.750% due 05/15/22	300	303
Nationstar HECM Loan Trust			Series WI
Series 2018-2A Class M5			5.625% due 02/15/21	3,000	3,067
6.000% due 07/25/28 (~)(Ê)(Š)(Þ)	320	310	CenturyLink, Inc.
Sound Point CLO XIX, Ltd.			Series S
Series 2018-1A Class E			6.450% due 06/15/21	650	670
8.004% due 04/15/31 (Ê)(Þ)	1,400	1,377	Series T
		2,690	5.800% due 03/15/22	750	749
Corporate Bonds and Notes - 21.4%			Cinemark USA, Inc.
Acadia Healthcare Co. , Inc.			5.125% due 12/15/22	525	528
5.125% due 07/01/22	2,000	1,980	CIT Group, Inc.
ACI Worldwide, Inc.			4.125% due 03/09/21	650	649
6.375% due 08/15/20 (Þ)	2,500	2,500	5.000% due 08/15/22	2,552	2,600
ADT Corp. (The)			CNO Financial Group, Inc.
6.250% due 10/15/21	1,500	1,573	4.500% due 05/30/20	2,000	2,000
3.500% due 07/15/22	2,000	1,900	CommScope, Inc.
AECOM Global II LLC / URS Fox US,			5.000% due 06/15/21 (Þ)	2,300	2,311
LP			CoreCivic, Inc.
5.000% due 04/01/22	2,023	2,043	5.000% due 10/15/22	2,075	2,070
Aircastle, Ltd.			4.625% due 05/01/23	815	791
5.125% due 03/15/21	1,600	1,641	CRC Escrow Issuer LLC / CRC Finco,
5.500% due 02/15/22	1,000	1,040	Inc.
5.000% due 04/01/23	1,400	1,427	5.250% due 10/15/25 (Þ)	192	185
Alliance Data Systems Corp.			CSC Holdings LLC
Series 144a			5.500% due 04/15/27 (Þ)	64	62
5.875% due 11/01/21 (Þ)	1,000	1,020	CSC Holdings LLC.
AMC Entertainment Holdings, Inc.			5.375% due 02/01/28 (Þ)	128	121
5.875% due 02/15/22	2,000	2,035	DAE Funding LLC
AMC Networks, Inc.			4.500% due 08/01/22 (Þ)	2,300	2,266
4.750% due 12/15/22	2,875	2,875	DaVita HealthCare Partners, Inc.
American Airlines Group, Inc.			5.750% due 08/15/22	3,500	3,560
4.625% due 03/01/20 (Þ)	1,000	1,004	Dell International LLC / EMC Corp.
Amsted Industries, Inc.			7.125% due 06/15/24 (Þ)	225	242
5.000% due 03/15/22 (Þ)	1,750	1,750	Dell, Inc.
Anixter, Inc.			5.875% due 06/15/21 (Þ)	200	205
5.125% due 10/01/21	1,783	1,828	Drawbridge Special Opportunities Fund
Antero Resources Corp.			LP
5.375% due 11/01/21	850	862	5.000% due 08/01/21 (Þ)	1,650	1,650
			Edgewell Personal Care Co.
Series WI			4.700% due 05/19/21	1,500	1,500
5.125% due 12/01/22	1,000	1,003
Arconic, Inc.			Energy Transfer Equity, LP
5.400% due 04/15/21	2,200	2,242	Series E1PT
Ashland, Inc.			4.250% due 03/15/23	1,750	1,702
4.750% due 08/15/22	1,275	1,283	Envision Healthcare Corp.
ASP AMC Merger Sub, Inc.			Series WI
8.000% due 05/15/25 (Þ)	602	494	5.625% due 07/15/22	1,500	1,534
			Equinix, Inc.
B&G Foods, Inc.			5.375% due 01/01/22	2,600	2,688
4.625% due 06/01/21	2,000	1,983	5.375% due 04/01/23	825	846
Ball Corp.
5.000% due 03/15/22	1,000	1,028	First Data Corp.
Beacon Escrow Corp.			7.000% due 12/01/23 (Þ)	230	241
4.875% due 11/01/25 (Þ)	160	149	Freeport-McMoRan, Inc.
Berry Global, Inc.			4.550% due 11/14/24	64	62
4.500% due 02/15/26 (Þ)	324	305	Frontier Communications Corp.
Cable One, Inc.			8.500% due 04/01/26 (Þ)	81	78
5.750% due 06/15/22 (Þ)	1,950	1,989	GLP Capital, LP / GLP Financing II, Inc.

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 155

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.875% due 11/01/20	700	711	5.375% due 02/01/21	750	770
4.375% due 04/15/21	1,400	1,421	5.500% due 02/15/22	2,475	2,552
Graphic Packaging International, Inc.			4.875% due 04/15/28 (Þ)	194	184
4.750% due 04/15/21	500	505	5.875% due 11/15/28 (Þ)	154	154
Gray Television, Inc.			Nexstar Broadcasting, Inc.
5.125% due 10/15/24 (Þ)	500	480	5.625% due 08/01/24 (Þ)	200	197
Griffon Corp.			Nielsen Finance LLC / Nielsen Finance
5.250% due 03/01/22	17	17	Co.
HCA Holdings, Inc.			5.000% due 04/15/22 (Þ)	2,500	2,430
6.250% due 02/15/21	1,000	1,041	Nuance Communications, Inc.
HCA, Inc.			5.375% due 08/15/20 (Þ)	300	299
4.750% due 05/01/23	2,875	2,911	Outfront Media Capital LLC / Outfront
5.375% due 02/01/25	180	182	Media Capital Corp.
Hilton Domestic Operating Co. , Inc.			Series WI
5.125% due 05/01/26 (Þ)	77	77	5.250% due 02/15/22	3,000	3,022
Hospitality Properties Trust			Post Holdings, Inc.
4.250% due 02/15/21	1,000	1,010	5.750% due 03/01/27 (Þ)	64	62
HRG Group, Inc.			5.625% due 01/15/28 (Þ)	7	7
7.750% due 01/15/22	875	902	Rackspace Hosting, Inc.
Hughes Satellite Systems Corp.			8.625% due 11/15/24 (Þ)	218	220
7.625% due 06/15/21	3,250	3,485	Radiate HoldCo LLC / Radiate Finance,
Icahn Enterprises, LP / Icahn			Inc.
Enterprises Finance Corp.			6.875% due 02/15/23 (Þ)	64	62
Series WI			Radio One, Inc.
6.250% due 02/01/22	159	162	7.375% due 04/15/22 (Þ)	275	270
6.750% due 02/01/24	159	162	RegionalCare Hospital Partners
IMS Health, Inc.			Holdings, Inc.
4.875% due 05/15/23 (Þ)	2,000	2,030	8.250% due 05/01/23 (Þ)	300	319
International Game Technology PLC			Reynolds Group Issuer, Inc. / Reynolds
			Group Issuer LLC
5.625% due 02/15/20 (Þ)	1,500	1,528	5.750% due 10/15/20	727	728
Iron Mountain US Holdings, Inc.			RHP Hotel Properties, LP / RHP
5.375% due 06/01/26 (Þ)	125	119	Finance Corp.
Iron Mountain, Inc.			Series WI
4.375% due 06/01/21 (Þ)	1,855	1,851	5.000% due 04/15/23	1,500	1,496
5.250% due 03/15/28 (Þ)	94	87	SBA Communications Corp.
Kinetic Concepts, Inc. / KCI USA, Inc.			Series WI
7.875% due 02/15/21 (Þ)	1,400	1,432	4.875% due 07/15/22	875	872
Ladder Capital Finance Holdings LLLP			4.000% due 10/01/22	1,100	1,065
5.250% due 03/15/22 (Þ)	1,500	1,500	Scientific Games International, Inc.
Level 3 Financing, Inc.			5.000% due 10/15/25 (Þ)	200	192
Series WI			Sealed Air Corp.
6.125% due 01/15/21	350	353	5.250% due 04/01/23 (Þ)	600	611
5.375% due 08/15/22	1,300	1,303	Select Medical Corp.
5.375% due 01/15/24	260	257	6.375% due 06/01/21	1,500	1,515
LifePoint Health, Inc.			Service Corp. International
5.500% due 12/01/21	2,375	2,417	5.375% due 01/15/22	1,250	1,265
Lions Gate Capital Holdings LLC			Sinclair Television Group, Inc.
Series 144a			5.375% due 04/01/21	1,000	1,006
5.875% due 11/01/24 (Þ)	39	40	Sirius XM Radio, Inc.
Lithia Motors, Inc.			3.875% due 08/01/22 (Þ)	4,425	4,297
5.250% due 08/01/25 (Þ)	84	80	Sprint Communications, Inc.
LKQ Corp.			6.000% due 11/15/22	3,564	3,602
4.750% due 05/15/23	2,325	2,325	Standard Industries, Inc.
Match Group, Inc.			5.500% due 02/15/23 (Þ)	1,425	1,455
5.000% due 12/15/27 (Þ)	129	121	Starwood Property Trust, Inc.
MGM Resorts International			Series WI
5.250% due 03/31/20	1,500	1,534	5.000% due 12/15/21	1,900	1,924
6.750% due 10/01/20	1,350	1,423	Sunoco LP and Sunoco Finance Corp.
6.625% due 12/15/21	375	400	4.875% due 01/15/23 (Þ)	725	712
Moog, Inc.			Symantec Corp.
5.250% due 12/01/22 (Þ)	717	724	4.200% due 09/15/20	1,500	1,507
MSCI, Inc.			3.950% due 06/15/22	750	733
5.375% due 05/15/27 (Þ)	39	39	TEGNA, Inc.
Multi-Color Corp.			5.125% due 10/15/19	320	321
4.875% due 11/01/25 (Þ)	316	294	4.875% due 09/15/21 (Þ)	1,400	1,395
Netflix, Inc.			Tenet Healthcare Corp.

See accompanying notes which are an integral part of this quarterly report.

156 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.750% due 06/01/20	583	590	Fly Leasing, Ltd.
6.000% due 10/01/20	3,250	3,375	Series 0005
TerraForm Power Operating LLC			5.250% due 10/15/24	213	201
4.250% due 01/31/23 (Þ)	65	63	Garda World Security Corp. Term Loan B
5.000% due 01/31/28 (Þ)	65	61	5.506% due 05/26/24 (Ê)	296	296
T-Mobile USA, Inc.			7.500% due 05/26/24 (Ê)	1	1
4.000% due 04/15/22	2,300	2,274	GFL Environmental, Inc.
TransDigm, Inc.			5.375% due 03/01/23 (Þ)	300	280
5.500% due 10/15/20	500	501	GVC Holdings PLC Term Loan B2
6.000% due 07/15/22	125	127	4.577% due 03/15/24 (Ê)	281	281
Series WI			IHO Verwaltungs GmbH
6.375% due 06/15/26	64	64	4.125% due 09/15/21 (Þ)	1,300	1,284
Tribune Media Co.			IHS Markit, Ltd.
Series WI			5.000% due 11/01/22 (Þ)	1,400	1,437
5.875% due 07/15/22	1,500	1,508	Inmarsat Finance PLC
United Rentals (North America), Inc.			4.875% due 05/15/22 (Þ)	775	767
4.875% due 01/15/28	290	271	International Game Technology PLC
WEX, Inc.			6.250% due 02/15/22 (Þ)	1,250	1,294
4.750% due 02/01/23 (Þ)	1,850	1,859	LCM Ltd Partnership
Wynn Las Vegas LLC / Wynn Las Vegas			Series 2018-18A Class ER
Capital Corp.			8.298% due 04/20/31 (Ê)(Þ)	750	747
5.250% due 05/15/27 (Þ)	294	276	Lincoln Finance, Ltd.
Yum! Brands, Inc.			7.375% due 04/15/21 (Þ)	1,450	1,497
4.750% due 06/01/27 (Þ)	71	67	Lions Gate Entertainment Corp. Term
Zayo Group LLC / Zayo Capital, Inc.			Loan B
Series WI			4.314% due 03/19/25 (~)(Ê)	748	750
6.000% due 04/01/23	3,000	3,067	Marble Point CLO XII, Ltd.
		154,693	Series 2018-1A Class E
International Debt - 5.7%			8.070% due 07/16/31 (Ê)(Þ)	700	700
1011778 BC ULC / New Red Finance,			Numericable Group SA Term Loan B12
Inc.			5.072% due 01/05/26 (Ê)	2,481	2,398
4.625% due 01/15/22 (Þ)	2,850	2,843	nVent Finance Sarl
AI Ladder (Luxembourg) Subco Sarl			3.950% due 04/15/23 (Þ)	1,225	1,207
Term Loan			Oaktown Re, Ltd.
7.020% due 05/01/25 (Ê)	600	598	Series 2017-1A Class M2
AI Mistral Luxembourg Subco Sarl			6.091% due 04/25/27 (Ê)(Þ)	150	155
5.077% due 03/09/24 (~)(Ê)	994	988	Open Text Corp.
AIMCO			5.625% due 01/15/23 (Þ)	2,550	2,611
Series 2018-AA Class ER			5.875% due 06/01/26 (Þ)	78	80
7.548% due 01/15/28 (Ê)(Þ)	500	492	Open Text Corp. Term Loan B
Albea Beauty Holdings SA Term Loan			3.827% due 05/23/25 (Ê)	374	375
5.295% due 04/22/24 (Ê)	358	357	Reece, Ltd. Term Loan B
5.334% due 04/22/24 (Ê)	1	1	4.340% due 05/30/25 (Ê)	750	750
Alpha 3 BV Term Loan B			Reliance Intermediate Holdings LP
5.334% due 01/31/24 (Ê)	371	371	6.500% due 04/01/23 (Þ)	475	493
Altice Financing SA			Sandvine Corp. 1st Lien Term Loan B
6.625% due 02/15/23 (Þ)	450	455	7.822% due 09/21/22 (Ê)	679	684
Ardagh Packaging Finance PLC /			SFR Group SA
Ardagh Holdings USA, Inc.			6.000% due 05/15/22 (Þ)	950	979
4.250% due 09/15/22 (Þ)	2,200	2,162	6.250% due 05/15/24 (Þ)	216	215
Aristocrat International, Pty, Ltd. 1st			Solvay Acetow GMBH Term Loan
Lien Term Loan			7.953% due 05/31/23 (Ê)	248	248
4.098% due 10/19/24 (Ê)	365	364	Steele Creek CLO, Ltd.
Arterra Wines Canada, Inc. 1st Lien			Series 2017-1A Class E
Term Loan B1			7.834% due 01/15/30 (Ê)(Þ)	250	251
5.075% due 12/15/23 (Ê)	243	243	Series 2018-1A Class E
Bellemeade Re, Ltd.			7.884% due 04/15/31 (Ê)(Þ)	1,125	1,098
Series 2018-1A Class B1			Travelport Finance Luxembourg Sarl
6.341% due 04/25/28 (Ê)(Þ)	410	419	Term Loan B
Commonwealth Bank of Australia			4.830% due 03/16/25 (Ê)	750	749
Series REGS			Valeant Pharmaceuticals International,
3.003% due 11/07/19 (Ê)	600	603	Inc.
Delta 2 (LUX ) Sarl Term Loan B			6.500% due 03/15/22 (Þ)	173	180
4.577% due 02/21/24 (Ê)	1,409	1,400	7.000% due 03/15/24 (Þ)	161	171
Diamond (BC) BV 1st Lien Term Loan			5.500% due 11/01/25 (Þ)	64	64
5.077% due 09/06/24 (Ê)	557	545

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 157

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Valeant Pharmaceuticals International,			Asurion LLC Term Loan B4
Inc. Term Loan B			5.077% due 08/04/22 (~)(Ê)	939	939
5.092% due 05/17/25 (Ê)	500	500	Asurion LLC Term Loan B6
Venture XXIX CLO, Ltd.			5.077% due 11/03/23 (Ê)	957	955
Series 2017-29A Class E			Asurion LLC Term Loan B7
8.593% due 09/15/30 (Ê)(Þ)	444	444	5.097% due 11/03/23 (Ê)	500	499
Videotron, Ltd.			Avaya, Inc. Term Loan B
5.000% due 07/15/22	3,000	3,058	6.322% due 12/15/24 (Ê)	2,371	2,382
Viking Cruises, Ltd.			Avolon LLC 1st Lien Term Loan B3
5.875% due 09/15/27 (Þ)	75	74	4.086% due 01/15/25 (Ê)	622	618
Virgin Media Finance PLC			BBB Industries LLC 1st Lien Term Loan
6.375% due 04/15/23 (Þ)	1,875	1,927	6.577% due 11/03/21 (Ê)	472	470
VOC Escrow, Ltd.			Berry Plastics Group, Inc. 1st Lien Term
5.000% due 02/15/28 (Þ)	75	72	Loan Q
Voya CLO, Ltd.			3.897% due 10/01/22(Ê)	1,132	1,134
Series 2018-1A Class ER2			3.901% due 10/01/22(Ê)	2,079	2,082
10.683% due 04/18/31 (Ê)(Þ)	675	645	Blount International, Inc. 1st Lien Term
Yonkers Racing Corp. Term Loan B			Loan B
5.330% due 05/24/24 (Ê)	239	239	Series 276
		41,043	6.342% due 04/12/23 (Ê)	373	375
Loan Agreements - 19.8%			BMC Software Finance, Inc. Term Loan
ABG Intermediate Holdings 2 LLC 1st			6.563% due 06/26/25 (~)(Ê)	1,000	999
Lien Term Loan B			Brand Energy & Infrastructure Services
5.577% due 09/29/24 (Ê)	372	373	1st Lien Term Loan
ABG Intermediate Holdings 2 LLC 2nd			6.584% due 06/21/24 (Ê)	1	1
Lien Term Loan			6.589% due 06/21/24 (Ê)	40	40
9.827% due 09/29/25 (Ê)	427	426	6.597% due 06/21/24 (Ê)	206	207
Acrisure LLC Term Loan B			Brickman Group, Ltd. LLC (The) 1st
6.086% due 11/22/23	1,950	1,945	Lien Term Loan B
AgroFresh, Inc. Term Loan B			5.078% due 12/18/20 (Ê)	949	950
6.919% due 07/31/21 (Ê)	370	367	C. H. Guenther & Son, Inc. Term Loan B
Albertson's LLC Term Loan B4			4.827% due 03/22/25 (Ê)	375	375
4.827% due 08/25/21 (Ê)	1,492	1,486	Cable One, Inc. 1st Lien Term Loan B1
Alliant Holdings Intermediate, LLC 1st			4.090% due 05/01/24 (Ê)	495	496
Lien Term Loan B			Caesars Entertainment Operating Co.
5.078% due 05/10/25 (Ê)	361	360	LLC 1st Lien Term Loan B
Almonde, Inc. 1st Lien Term Loan B			4.077% due 10/06/24 (Ê)	2,717	2,712
5.807% due 06/16/24 (Ê)	373	368	Caesars Resort Collection LLC 1st Lien
			Term Loan B
Almonde, Inc. 2nd Lien Term Loan			4.827% due 12/22/24 (Ê)	3,980	3,994
9.557% due 04/28/25 (Ê)	250	241	Canyon Valor Cos. , Inc. 1st Lien Term
Alphabet Holding Company, Inc. 1st			Loan B
Lien Term Loan			5.584% due 06/16/23 (Ê)	358	359
5.577% due 08/15/24 (Ê)	263	246	Capital Automotive LP 1st Lien Term
Altice Financing SA 1st Lien Term Loan			Loan
4.822% due 01/05/26 (Ê)	1,985	1,925	4.580% due 03/24/24 (Ê)	488	488
American Airlines, Inc. 1st Lien Term			CBS Radio Inc. 1st Lien Term Loan B
Loan B			4.831% due 03/02/24 (Ê)	978	965
3.827% due 06/27/25 (Ê)	375	368	CH Hold Corp. 1st Lien Term Loan B
American Airlines, Inc. Term Loan B			5.077% due 02/01/24 (Ê)	434	436
4.072% due 04/28/23 (Ê)	1,111	1,106	Change Healthcare Holdings LLC 1st
Ancestry. com Operations, Inc. 1st Lien			Lien Term Loan B
Term Loan B			4.827% due 03/01/24 (Ê)	988	986
5.330% due 10/19/23 (Ê)	370	370	Charter Communications Operating LLC
AP Exhaust Acquisition LLC 1st Lien			1st Lien Term Loan B
Term Loan			4.080% due 04/30/25 (Ê)	2,488	2,488
7.355% due 05/10/24 (Ê)	743	713	ClubCorp Holdings, Inc. 1st Lien Term
AP Gaming I LLC 1st Lien Term Loan B			Loan B
6.327% due 02/15/24 (Ê)	309	311	5.084% due 09/18/24 (Ê)	1,375	1,371
Aramark Services, Inc. Term Loan B1			Cogeco Communications (USA) II LP 1st
4.084% due 03/11/25 (Ê)	1,499	1,500	Lien Term Loan B
Ascena Retail Group, Inc. Term Loan B			4.452% due 08/11/24 (Ê)	750	750
6.625% due 08/21/22 (Ê)	218	199	Commercial Barge Line Co. 1st Lien
Ascend Learning LLC Term Loan B			Term Loan
5.077% due 07/12/24 (Ê)	496	496	10.827% due 11/12/20 (Ê)	686	558
AssuredPartners, Inc. 1st Lien Term			Constellis Holdings LLC 1st Lien Term
Loan B			Loan
5.327% due 10/22/24 (Ê)	372	372	7.334% due 04/18/24 (Ê)	495	496

See accompanying notes which are an integral part of this quarterly report.

158 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Constellis Holdings LLC 2nd Lien Term			Series 91D
Loan			5.077% due 05/09/24 (Ê)	495	497
11.334% due 04/21/25 (Ê)	125	126	EVO Payments International LLC 1st
Convergeone Holdings Corp. 1st Lien			Lien Term Loan
Term Loan			5.330% due 12/12/23 (Ê)	200	200
5.827% due 04/04/25 (Ê)	375	375	Exact Merger Sub LLC 2nd Lien Term
Cortes NP Acquisition Corp Term Loan B			Loan
6.100% due 11/30/23 (Ê)	473	469	10.334% due 09/19/25 (Ê)	250	249
Coty, Inc. 1st Lien Term Loan B			First Data Corp. Term Loan
4.347% due 03/29/25 (Ê)	1,500	1,462	4.069% due 07/10/22 (Ê)	2,094	2,094
CPI Acquisition, Inc. Term Loan B			Flying Fortress Holdings LLC 1st Lien
6.839% due 08/17/22 (Ê)	493	291	Term Loan B
Crosby US Acquisition Corp. 1st Lien			4.084% due 10/30/22 (Ê)	308	309
Term Loan			Focus Financial Partners LLC 1st Lien
5.081% due 11/22/20 (Ê)	246	242	Term Loan B1
Crown Finance, Inc. 1st Lien Term			4.827% due 07/03/24 (Ê)	535	535
Loan B			Fort Dearborn Company 1st Lien Term
4.577% due 02/28/25 (Ê)	4,040	4,026	Loan
CSC Holdings LLC 1st Lien Term Loan			6.173% due 10/19/23 (Ê)	2	2
4.322% due 07/17/25 (Ê)	2,094	2,080	6.343% due 10/19/23 (Ê)	368	364
CSC Holdings LLC 1st Lien Term Loan B			Getty Images, Inc. 1st Lien Term Loan B
4.572% due 01/12/26 (Ê)	723	722	5.572% due 10/18/19 (~)(Ê)	1,835	1,795
CWGS Group LLC Term Loan			GGP, Inc. 1st Lien Term Loan B
4.847% due 11/08/23 (Ê)	209	209	0.000% due 05/04/25 (~)(Ê)(v)	344	341
Deerfield Holdings Corp. 1st Lien Term			GHX Ultimate Parent Corp. 1st Lien
Loan B			Term Loan
5.584% due 12/06/24 (Ê)	150	150	5.334% due 07/13/24 (Ê)	743	740
Delek US Holdings, Inc. 1st Lien Term			Global Payments, Inc. 1st Lien Term
Loan			Loan B3
4.577% due 03/13/25 (~)(Ê)	499	498	3.827% due 04/22/23 (Ê)	249	249
Dell International LLC 1st Lien Term			Go Daddy Operating Co. LLC 1st Lien
Loan B			Term Loan B
4.080% due 09/07/23 (Ê)	5,365	5,365	4.327% due 02/15/24 (Ê)	742	743
Diamond US Holdings LLC 1st Lien			Greeneden U. S. Holdings II LLC 1st
Term Loan			Lien Term Loan B3
6.077% due 12/05/24 (~)(Ê)	480	476	5.577% due 12/01/23 (Ê)	187	187
Digicert Holdings, Inc. 1st Lien Term			Grifols Worldwide Operations USA, Inc.
Loan			1st Lien Term Loan B
7.327% due 10/31/24 (Ê)	499	500	4.200% due 01/31/25 (Ê)	373	374
Digicert Holdings, Inc. 2nd Lien Term			Gruden Holdings, Inc. 1st Lien Term
Loan			Loan
10.077% due 10/31/25 (Ê)	375	369	7.834% due 08/18/22 (Ê)	695	697
DiversiTech Holdings, Inc. 1st Lien Term			GTT Communications, Inc. 1st Lien
Loan B			Term Loan B
5.340% due 06/01/24 (Ê)	125	124	4.830% due 05/31/25 (Ê)	200	198
DuPage Medical Group, Ltd. 2nd Lien			Gulf Finance LLC Term Loan B
Term Loan			7.590% due 08/25/23 (Ê)	303	260
Series 182			H. B. Fuller Co. 1st Lien Term Loan B
9.079% due 08/11/25 (Ê)	367	367	4.086% due 10/20/24 (Ê)	741	741
E. W. Scripps Co. (The) 1st Lien Term			HCA, Inc. Term Loan B10
Loan B			4.077% due 03/07/25 (Ê)	1,373	1,381
4.077% due 10/02/24 (Ê)	496	496	HCP Acquisition LLC Term Loan
EagleView Technology Corp. 1st Lien			Series NCD
Term Loan B			5.077% due 03/24/24 (Ê)	990	993
5.590% due 07/15/22 (Ê)	123	123	Heartland Dental LLC 1st Lien Term
ECI Macola / Max Holding LLC Term			Loan
Loan B			1.875% due 04/30/25 (Ê)	49	49
6.584% due 09/27/24 (Ê)	372	373	5.827% due 04/30/25 (Ê)	326	323
Education Advisory Board 1st Lien Term			HGIM Corp. Covenant-Lite Term Loan B
Loan			0.000% due 06/18/20 (~)(Ê)(v)	1,609	678
5.924% due 02/27/20 (Ê)	1	1	HGIM Corp. Term Loan
6.253% due 02/27/20 (Ê)	448	444	0.000% due 07/02/23 (~)(Ê)(v)	250	251
Emerald US, Inc. Term Loan B1			HS Purchaser LLC 1st Lien Term Loan
6.334% due 05/09/21 (~)(Ê)	375	374	5.827% due 03/29/25 (Ê)	250	250
Energy Solutions LLC Term Loan B			HUB International , Ltd. 1st Lien Term
6.084% due 05/02/25 (Ê)	750	756	Loan
Everi Payments, Inc. 1st Lien Term Loan			5.164% due 04/25/25 (Ê)	2	2
			5.335% due 04/25/25 (Ê)	923	922

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 159

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hyland Software, Inc. 2nd Lien Term			Navistar, Inc. 1st Lien Term Loan B
Loan			5.600% due 11/06/24 (Ê)	748	748
9.077% due 05/23/25 (Ê)	375	379	NN, Inc. 1st Lien Term Loan B
Hyland Software, Inc. Term Loan			5.827% due 10/19/22 (Ê)	375	375
5.327% due 07/01/22 (Ê)	124	124	NN, Inc. 2nd Lien Term Loan
Impala Private Holdings II LLC 1st Lien			10.097% due 04/14/23 (Ê)	250	245
Term Loan			NN, Inc. Term Loan
6.080% due 11/10/24 (Ê)	373	373	5.327% due 04/03/21 (Ê)	379	378
INEOS US Finance LLC 1st Lien Term			NPC International, Inc. 1st Lien Term
Loan B			Loan
4.169% due 03/31/24 (Ê)	746	744	5.577% due 04/20/24 (Ê)	990	997
Inovalon Holdings, Inc. Term Loan B			On Assignment, Inc. 1st Lien Term Loan
5.625% due 04/02/25 (Ê)	1,500	1,468	B4
Intrawest Resorts Holdings, Inc. 1st Lien			4.077% due 02/21/25 (~)(Ê)	718	718
Term Loan B1			Optiv, Inc. 1st Lien Term Loan
5.077% due 06/29/24 (Ê)	498	496	5.313% due 02/01/24 (Ê)	359	348
IQVIA, Inc. Term Loan B			Oryx Southern Delaware Holdings LLC
4.084% due 06/07/25 (Ê)	250	248	Term Loan
IRB Holding Corp. 1st Lien Term Loan B			5.327% due 02/09/25 (Ê)	374	364
5.347% due 02/05/25 (Ê)	1,746	1,756	Pearl Intermediate Parent LLC 1st Lien
Iron Mountain, Inc. 1st Lien Term Loan			Delayed-Draw Term Loan
B			5.085% due 02/14/25 (Ê)	142	139
3.827% due 01/02/26 (Ê)	374	369	Pearl Intermediate Parent LLC 1st Lien
Lamar Media Corp. 1st Lien Term Loan			Term Loan
B			4.829% due 02/14/25 (Ê)	482	472
3.875% due 03/16/25 (Ê)	648	649	Penn National Gaming, Inc. 1st Lien
Las Vegas Sands LLC Term Loan			Term Loan B
3.827% due 03/27/25 (Ê)	623	622	4.577% due 01/19/24 (Ê)	232	232
Level 3 Financing, Inc. Term Loan B			Pizza Hut Holdings LLC 1st Lien Term
4.331% due 02/22/24 (Ê)	2,500	2,503	Loan B
LifeScan Global Corp. 1st Lien Term			3.829% due 03/29/25 (Ê)	748	747
Loan			Plantronics, Inc. Term Loan B
0.000% due 05/23/25 (~)(Ê)(v)	500	485	0.000% due 05/30/25 (~)(Ê)(v)	375	374
Limetree Bay Terminals LLC Term Loan			Post Holdings, Inc. Incremental Term
B			Loan B
6.067% due 02/10/24 (Ê)	198	196	4.070% due 05/24/24 (Ê)	495	495
MACOM Technology Solutions Term			Pre-Paid Legal Services, Inc. 1st Lien
Loan			Term Loan
4.327% due 05/12/24 (Ê)	246	243	5.342% due 04/13/25 (Ê)	375	375
Marketo, Inc. Term Loan B			Quest Software US Holdings, Inc. 1st
5.613% due 02/07/25 (Ê)	1,375	1,362	Lien Term Loan
Match Group, Inc. 1st Lien Term Loan			6.576% due 05/17/25 (Ê)	500	497
B1			Quintiles IMS, Inc. 1st Lien Term Loan
4.579% due 11/16/22 (Ê)	472	475	B2
MCC Iowa LLC 1st Lien Term Loan M			4.334% due 01/18/25 (Ê)	248	248
3.950% due 01/15/25 (Ê)	369	369	Rackspace Hosting, Inc. 1st Lien Term
Metro-Goldwyn-Mayer, Inc. 1st Lien			Loan
Term Loan			5.363% due 11/03/23 (Ê)	3,972	3,951
0.000% due 06/21/25 (~)(Ê)(v)	375	375	Radiate Holdco LLC 1st Lien Term
MGM Growth Properties Operating			Loan B
Partnership, LP Term Loan B			5.077% due 02/01/24 (Ê)	1,492	1,478
4.077% due 04/25/23 (Ê)	739	739	Radio One, Inc. 1st Lien Term Loan B
MH Sub I LLC 1st Lien Term Loan			6.077% due 04/05/23 (Ê)	741	724
5.829% due 09/15/24 (Ê)	744	746	Red Ventures LLC 1st Lien Term Loan B
MH Sub I LLC 2nd Lien Term Loan			6.077% due 11/08/24 (Ê)	715	722
9.579% due 08/16/25 (Ê)	250	253	Red Ventures LLC 2nd Lien Term Loan
Microchip Technology, Inc. 1st Lien			10.077% due 11/08/25 (Ê)	162	165
Term Loan			Research Now Group, Inc. 1st Lien Term
4.080% due 05/24/25 (Ê)	750	752	Loan
Midwest Physician Administrative			7.864% due 12/20/24 (Ê)	375	372
Services LLC 1st Lien Term Loan			Rexnord LLC 1st Lien Term Loan B
4.814% due 08/15/24 (Ê)	733	723	4.314% due 08/21/24 (Ê)	188	188
Mitchell International, Inc. 2nd Lien			Reynolds Group Holdings, Inc. 1st Lien
Term Loan			Term Loan B
9.327% due 11/20/25 (Ê)	375	375	4.827% due 02/05/23 (Ê)	1,969	1,975
NAI Entertainment Holdings LLC Term			RHP Hotel Properties, LP / RHP
Loan B			Finance Corp. Term Loan B
4.580% due 04/23/25 (~)(Ê)	250	250	5.000% due 04/15/21	2,200	2,217

See accompanying notes which are an integral part of this quarterly report.

160 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
RHP Hotel Properties, LP Term Loan B			4.577% due 08/22/24 (~)(Ê)	495	495
4.340% due 05/11/24 (Ê)	371	371	TransDigm, Inc. Term Loan
Scientific Games International, Inc. 1st			4.577% due 06/09/23 (Ê)	985	985
Lien Term Loan B5			TruGreen, LP Term Loan
4.921% due 08/14/24(Ê)	1,673	1,674	6.078% due 04/13/23 (Ê)	813	818
4.827% due 08/14/24 (Ê)	398	398	Uber Technologies, Inc. 1st Lien Term
SeaWorld Parks & Entertainment Term			Loan
Loan B			6.100% due 03/22/25 (Ê)	420	422
5.077% due 03/31/24 (Ê)	2,379	2,371	UFC Holdings LLC 1st Lien Term Loan
Sesac Holdco II LLC 1st Lien Term Loan			5.330% due 08/18/23 (Ê)	246	246
5.077% due 02/13/24 (Ê)	377	373	UFC Holdings LLC 2nd Lien Term Loan
Sesac Holdco II LLC 2nd Lien Term			Series 0004
Loan			9.577% due 08/18/24 (Ê)	215	215
9.327% due 02/24/25 (Ê)	375	371	United Airlines, Inc. Term Loan B
Shutterfly, Inc. Term Loan B			3.827% due 04/01/24 (Ê)	988	984
4.830% due 08/17/24 (Ê)	375	376	Unitymedia Hessen GMBH & C0 KG 1st
Sinclair Television Group, Inc. 1st Lien			Lien Term Loan E
Term Loan B			4.072% due 06/01/23 (Ê)	1,750	1,744
0.000% due 12/12/24 (~)(Ê)(v)	750	748	UPC Financing Partnership 1st Lien
SIRVA Worldwide, Inc. Term Loan			Term Loan AR
8.600% due 11/14/22 (Ê)	127	127	4.572% due 01/15/26 (Ê)	500	498
8.810% due 11/14/22 (Ê)	167	166	USI, Inc. Term Loan B
8.860% due 11/14/22 (Ê)	145	145	Series 0001
Solarwinds Holdings, Inc. 1st Lien Term			5.334% due 05/16/24 (Ê)	744	742
Loan			Vantiv LLC Term Loan B4
5.077% due 02/05/24 (Ê)	574	576	3.824% due 08/20/24 (Ê)	1,247	1,245
Solera LLC Term Loan B			Varisty Brands, Inc. Term Loan B
4.827% due 03/04/23 (Ê)	490	490	5.577% due 11/29/24 (Ê)	373	373
SonicWall US Holdings, Inc. 1st Lien			Verdesian Life Sciences LLC Term Loan
Term Loan			7.342% due 07/01/20 (Ê)	365	346
5.826% due 05/16/25 (Ê)	667	663	VICI Properties, Inc. 1st Lien Term
SonicWall, Inc. 2nd Lien Term Loan B			Loan B
9.826% due 05/01/26 (Ê)	300	297	4.081% due 12/15/24 (Ê)	1,608	1,609
Southcross Energy Partners LP 1st Lien			W3 TopCo LLC 1st Lien Term Loan
Term Loan B			8.072% due 03/08/22 (Ê)	369	366
6.584% due 08/04/21 (Ê)	127	109	8.334% due 03/08/22 (Ê)	3	3
Southwire Co. Term Loan B			Weatherford International, Ltd. Term
4.079% due 05/15/25 (Ê)	425	426	Loan
Sprint Communications, Inc. 1st Lien			3.505% due 07/13/20 (Ê)	350	345
Term Loan B			Weight Watchers International, Inc. 1st
4.625% due 02/02/24 (Ê)	1,971	1,971	Lien Term Loan B
Station Casinos LLC 1st Lien Term			6.850% due 11/29/24 (Ê)	55	56
Loan B			7.090% due 11/29/24 (Ê)	274	277
4.580% due 06/08/23 (Ê)	497	499	William Morris Endeavor Entertainment
Steak n Shake Operations, Inc. Term			LLC 1st Lien Term Loan B
Loan			4.930% due 05/29/25 (Ê)	375	373
5.830% due 03/19/21 (Ê)	454	390	WMG Acquisition Corp. Term Loan F
Telenet Financing USD LLC 1st Lien			4.202% due 11/01/23 (Ê)	375	373
Term Loan AN			Wyndham Hotels & Resorts, Inc. 1st
4.322% due 08/17/26 (Ê)	875	870	Lien Term Loan
Tempo Acquisition LLC Term Loan B			3.827% due 05/30/25 B (Ê)	525	526
5.077% due 05/01/24 (Ê)	248	248
Tenneco, Inc. 1st Lien Term Loan B					143,196
0.000% due 06/14/25 (~)(Ê)(v)	640	638	Mortgage-Backed Securities - 14.5%
TerraForm AP Acquisition Holdings LLC			Alternative Loan Trust
Term Loan B			Series 2005-27 Class 1A1
6.584% due 06/26/22 (Ê)	607	608	1.424% due 08/25/35 (~)(Ê)	419	362
TKC Holdings, Inc. 1st Lien Term Loan			Series 2005-59 Class 1A1
5.830% due 02/01/23 (Ê)	494	493	1.109% due 11/20/35 (Ê)	374	365
TKC Holdings, Inc. 2nd Lien Term Loan			Series 2006-OA10 Class 3A1
10.080% due 02/01/24 (Ê)	188	187	1.428% due 08/25/46 (Ê)	556	455
TMS International Corp. 1st Lien Term			American Home Mortgage Investment
Loan B2			Trust
4.827% due 08/14/24 (Ê)	354	354	Series 2007-1 Class GA1C
Trader Corp. Term Loan B			0.360% due 05/25/47 (Ê)	1,142	876
5.072% due 09/28/23 (Ê)	458	459	Banc of America Commercial Mortgage
TransDigm Group, Inc. 1st Lien Term			Trust
Loan G

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 161

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2008-1 Class AJ			Series 2016-C05 Class 2M2
6.283% due 02/10/51 (~)(Ê)	17	17	4.944% due 01/25/29 (Ê)	553	619
Bear Stearns Alt-A Trust			Series 2016-C06 Class 1M2
Series 2005-7 Class 21A1			4.775% due 04/25/29 (Ê)	789	900
2.871% due 09/25/35 (~)(Ê)	635	601	Series 2016-C07 Class 2M2
Series 2005-8 Class 21A1			5.587% due 05/25/29 (Ê)	785	878
2.824% due 10/25/35 (~)(Ê)	214	216	Series 2017-C01 Class 1B1
Series 2006-6 Class 1A1			6.516% due 07/25/29 (Ê)	567	678
0.541% due 11/25/36 (Ê)	691	703	Series 2017-C01 Class 1M2
Bear Stearns Commercial Mortgage			4.316% due 07/25/29 (Ê)	516	564
Securities Trust			Series 2017-C02 Class 2B1
Series 2007-T28 Class D			6.477% due 09/25/29 (Ê)	500	575
6.090% due 09/11/42 (~)(Å)(Ê)	135	120	Series 2017-C02 Class 2M2
Citigroup Commercial Mortgage Trust			4.887% due 09/25/29 (Ê)	472	517
Series 2014-GC21 Class D			Series 2017-C03 Class 1B1
4.996% due 05/10/47 (~)(Ê)(Þ)	345	304	5.842% due 10/25/29 (Ê)	100	113
Citigroup Mortgage Loan Trust			Series 2017-C05 Class 1B1
Series 2007-AR5 Class 1A1A			4.824% due 01/25/30 (Ê)	1,010	1,050
3.765% due 04/25/37 (~)(Ê)	334	332	Series 2017-C06 Class 2M2
COBALT CMBS Commercial Mortgage			4.037% due 02/25/30 (Ê)	240	250
Trust			Series 2017-C07 Class 1M2
6.015% due 05/15/46 (~)(Ê)	171	174	3.643% due 05/25/30 (Å)(Ê)	1,050	1,082
Commercial Mortgage Pass Through			Series 2018-C01 Class 1B1
Certificates			5.124% due 07/25/30 (Ê)	1,130	1,118
Series 2012-CR3 Class E			Series 2018-C03 Class 1M2
4.770% due 10/15/45 (~)(Å)(Ê)	295	250	3.896% due 10/25/30 (Ê)	438	439
Commercial Mortgage Trust			Series 2018-C04 Class 2M2
Series 2012-LC4 Class E			4.652% due 12/25/30 (Ê)	557	564
4.250% due 12/10/44 (Å)	454	352	Fannie Mae REMICS
Countrywide Alternative Loan Trust			Series 2010-35 Class SG
Series 2006-45T1 Class 2A7			Interest Only STRIP
1.578% due 02/25/37 (Ê)	300	168	5.418% due 04/25/40 (Ê)	618	101
Series 2006-OA10 Class 2A1
1.424% due 08/25/46 (Ê)	188	145	Series 2010-140 Class GS
			Interest Only STRIP
Series 2006-OA10 Class 4A1			5.229% due 07/25/39 (Ê)	659	61
0.411% due 08/25/46 (Ê)	779	655
Credit Suisse Mortgage Trust			Series 2011-59 Class BI
			Interest Only STRIP
Series 2007-C4 Class C			6.000% due 08/25/40	609	36
6.275% due 09/15/39 (~)(Å)(Ê)	152	154
CSAIL Commercial Mortgage Trust			Series 2011-98 Class AI
			Interest Only STRIP
Series 2015-C1 Class D			3.500% due 11/25/37	1,658	83
3.944% due 04/15/50 (~)(Ê)(Þ)	535	478
Deutsche ALT-A Securities, Inc.			Series 2011-101 Class SA
			Interest Only STRIP
Alternate Loan Trust			5.129% due 10/25/41 (Ê)	783	103
Series 2007-OA3 Class A1
0.918% due 07/25/47 (Ê)	335	316	Series 2012-36 Class SN
Fannie Mae			Interest Only STRIP
30 Year TBA(Ï)			5.672% due 04/25/42 (Ê)	435	65
4.000%	3,000	3,218	Series 2012-49 Class QI
Series 2016-C04 Class 1M2			Interest Only STRIP
4.726% due 01/25/29 (Ê)	164	186	4.500% due 12/25/40	1,383	205
Fannie Mae Connecticut Avenue			Series 2012-103 Class SD
Securities			Interest Only STRIP
Series 2015-C04 Class 1M2			4.813% due 09/25/42 (Ê)	363	61
6.136% due 04/25/28 (Ê)	280	326	Series 2012-116 Class SA
Series 2016-C01 Class 1B			Interest Only STRIP
12.274% due 08/25/28 (Ê)	417	602	5.329% due 10/25/42 (Ê)	1,594	309
Series 2016-C02 Class 1B			Series 2013-27 Class PI
12.688% due 09/25/28 (Ê)	609	901	Interest Only STRIP
Series 2016-C02 Class 1M2			3.000% due 12/25/41	7,299	525
6.438% due 09/25/28 (Ê)	312	369	Series 2013-35 Class IP
Series 2016-C03 Class 2M2			Interest Only STRIP
6.189% due 10/25/28 (Ê)	560	652	3.000% due 06/25/42	991	74
Series 2016-C05 Class 2B			Series 2013-41 Class SP
11.244% due 01/25/29 (Ê)	40	53	Interest Only STRIP
			5.422% due 06/25/40 (Ê)	1,258	87

See accompanying notes which are an integral part of this quarterly report.

162 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-67 Class IL			Freddie Mac REMICS
Interest Only STRIP			Series 2011-3904 Class NI
6.500% due 07/25/43	1,087	239	Interest Only STRIP
Series 2015-66 Class AS			3.500% due 08/15/26	787	71
Interest Only STRIP			Series 2012-3981 Class WS
4.379% due 09/25/45 (Ê)	2,402	310	Interest Only STRIP
Series 2015-4425 Class IO			5.323% due 05/15/41 (Ê)	968	129
Interest Only STRIP			Series 2012-3984 Class DS
4.000% due 01/15/45	815	178	Interest Only STRIP
Series 2016-24 Class CI			4.961% due 01/15/42 (Ê)	1,037	137
Interest Only STRIP			Series 2012-4073 Class AS
4.000% due 02/25/46	545	98	Interest Only STRIP
Series 2016-70 Class QI			5.512% due 08/15/38 (Ê)	560	39
Interest Only STRIP			Series 2012-4074 Class KS
3.500% due 10/25/46	2,704	440	Interest Only STRIP
Series 2016-97 Class KI			5.788% due 02/15/41 (Ê)	1,151	165
Interest Only STRIP			Series 2012-4099 Class BI
3.000% due 06/25/40	1,553	167	Interest Only STRIP
Series 2016-102 Class JI			3.500% due 06/15/39	820	88
Interest Only STRIP			Series 2012-4127 Class PI
3.500% due 02/25/46	1,772	297	Interest Only STRIP
Series 2016-104 Class NI			4.500% due 07/15/42	1,396	289
Interest Only STRIP			Series 2013-4182 Class PI
5.000% due 04/25/38	773	12	Interest Only STRIP
Series 2017-2 Class KI			3.000% due 12/15/41	6,879	501
Interest Only STRIP			Series 2013-4265 Class SD
4.000% due 02/25/47	2,374	473	Interest Only STRIP
Series 2017-7 Class JI			4.513% due 01/15/35 (Ê)	1,097	146
Interest Only STRIP			Series 2014-4299 Class JI
4.000% due 02/25/47	894	169	Interest Only STRIP
Series 2017-8 Class SB			4.000% due 07/15/43	1,097	184
Interest Only STRIP			Series 2014-4386 Class IL
4.203% due 02/25/47 (Ê)	4,551	620	Interest Only STRIP
Series 2017-15 Class LI			4.000% due 12/15/43	876	165
Interest Only STRIP			Series 2014-4389 Class IA
4.000% due 06/25/46	894	163	Interest Only STRIP
Series 2017-48 Class LI			4.000% due 09/15/44	436	101
Interest Only STRIP			Series 2014-4413 Class HI
4.000% due 05/25/47	1,871	367	Interest Only STRIP
Series 2017-72 Class GI			3.500% due 03/15/40	1,175	140
Interest Only STRIP			Series 2015-4475 Class CI
4.000% due 08/25/47	3,432	680	Interest Only STRIP
Series 2017-74 Class JI			3.500% due 01/15/44	1,267	211
Interest Only STRIP			Series 2015-4510 Class HI
4.000% due 10/25/47	957	191	Interest Only STRIP
Series 2017-78 Class KI			3.000% due 03/15/40	2,599	256
Interest Only STRIP			Series 2015-4530 Class HI
3.500% due 10/25/47	741	147	Interest Only STRIP
Series 2017-82 Class NI			4.000% due 11/15/45	401	90
Interest Only STRIP			Series 2016-4550 Class AI
4.000% due 10/25/47	1,267	233	Interest Only STRIP
Series 2017-112 Class SG			3.000% due 10/15/40	1,524	200
Interest Only STRIP			Series 2016-4560 Class PI
4.349% due 01/25/48 (Ê)	2,618	382	Interest Only STRIP
Series 2017-113 Class IO			3.500% due 05/15/45	669	105
Interest Only STRIP			Series 2016-4601 Class IC
5.000% due 01/25/38	1,526	246	Interest Only STRIP
Series 2017-4666 Class AI			4.000% due 12/15/45	648	109
Interest Only STRIP			Series 2016-4621 Class QI
3.000% due 09/15/35	5,119	395	Interest Only STRIP
Series 2018-1 Class AI			3.500% due 10/15/46	1,363	182
Interest Only STRIP			Series 2016-4629 Class GI
5.000% due 02/25/48	1,457	343	Interest Only STRIP
Series 2018-1 Class JI			3.500% due 11/15/45	1,537	233
Interest Only STRIP
5.000% due 02/25/48	1,176	241

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 163

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-4635 Class PI			Series 2010-35 Class QI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/15/46	702	127	4.500% due 03/20/40	575	125
Series 2017-4658 Class CI			Series 2010-62 Class SD
Interest Only STRIP			Interest Only STRIP
3.500% due 07/15/40	1,913	232	5.512% due 05/20/40 (Ê)	1,252	189
Series 2017-4663 Class KI			Series 2010-134 Class ES
Interest Only STRIP			Interest Only STRIP
3.500% due 11/15/42	2,062	262	5.022% due 11/20/39 (Ê)	2,086	171
Series 2017-4663 Class PI			Series 2010-H20 Class IF
Interest Only STRIP			Interest Only STRIP
4.000% due 03/15/47	1,448	287	1.401% due 10/20/60 (~)(Ê)	1,883	102
Series 2017-4663 Class TI			Series 2011-17 Class S
Interest Only STRIP			Interest Only STRIP
3.500% due 10/15/42	1,232	166	5.072% due 02/20/41 (Ê)	1,408	197
Series 2017-4707 Class AI			Series 2011-22 Class PS
Interest Only STRIP			Interest Only STRIP
4.000% due 07/15/47	903	169	5.022% due 07/20/40 (Ê)	1,750	140
Series 2017-4731 Class QS			Series 2011-148 Class SN
Interest Only STRIP			Interest Only STRIP
4.613% due 11/15/47 (Ê)	959	162	5.462% due 11/16/41 (Ê)	948	164
Series 2018-4760 Class IG			Series 2011-151 Class SC
Interest Only STRIP			Interest Only STRIP
5.000% due 02/15/48	1,282	264	5.983% due 07/16/40 (Ê)	446	43
Series 2018-4766 Class GI			Series 2011-168 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 03/15/44	1,636	232	5.500% due 10/16/37	378	21
Freddie Mac Strips			Series 2013-18 Class GI
Series 2014-324 Class C21			Interest Only STRIP
Interest Only STRIP			3.500% due 05/20/41	623	64
6.000% due 06/15/39	1,847	472	Series 2013-34 Class HI
Freddie Mac Structured Agency Credit			Interest Only STRIP
Risk Debt Notes			4.500% due 03/20/43	389	84
Series 2015-DNA2 Class B			Series 2013-77 Class UI
8.541% due 12/25/27 (Ê)	519	645	Interest Only STRIP
Series 2015-DNA3 Class B			4.500% due 03/20/41	2,989	433
9.875% due 04/25/28 (Ê)	773	1,006	Series 2013-99 Class AS
Series 2016-DNA1 Class M3			Interest Only STRIP
5.986% due 07/25/28 (Ê)	539	657	5.311% due 06/20/43 (Ê)	362	65
Series 2016-DNA3 Class M3			Series 2013-182 Class SP
5.756% due 12/25/28 (Ê)	746	877	Interest Only STRIP
Series 2016-HQA1 Class M3			5.961% due 12/20/43 (Ê)	318	52
6.792% due 09/25/28 (Ê)	250	309	Series 2013-H24 Class AI
Series 2016-HQA2 Class M3			Interest Only STRIP
5.674% due 11/25/28 (Ê)	253	301	1.472% due 09/20/63 (~)(Ê)	4,215	191
Series 2016-HQA3 Class M3			Series 2014-58 Class SA
4.374% due 03/25/29 (Ê)	899	1,011	Interest Only STRIP
Series 2016-HQA4 Class M3			4.869% due 04/20/44 (Ê)	2,116	278
4.427% due 04/25/29 (Ê)	797	897	Series 2014-69 Class IG
Series 2017-DNA1 Class B1			Interest Only STRIP
5.729% due 07/25/29 (Ê)	496	566	5.000% due 09/20/43	2,935	589
Series 2017-HQA1 Class B1			Series 2014-132 Class IO
6.216% due 08/25/29 (Ê)	525	588	Interest Only STRIP
Series 2017-HQA1 Class M2			5.000% due 09/20/44	573	134
4.787% due 08/25/29 (Ê)	425	465	Series 2014-161 Class HI
Ginnie Mae			Interest Only STRIP
Series 2009-121 Class DI			4.500% due 06/20/44	517	91
Interest Only STRIP			Series 2014-H06 Class BI
4.500% due 12/16/39	1,528	307	Interest Only STRIP
Series 2009-121 Class UI			1.482% due 02/20/64 (~)(Ê)	2,288	127
Interest Only STRIP			Series 2014-H06 Class TR
5.000% due 12/20/39	127	30	Interest Only STRIP
Series 2010-9 Class UI			1.429% due 03/20/64 (~)(Ê)	2,983	103
Interest Only STRIP			Series 2014-H08 Class BI
5.000% due 01/20/40	7,591	1,738	Interest Only STRIP
			1.454% due 04/20/64 (~)(Ê)	2,738	245

See accompanying notes which are an integral part of this quarterly report.

164 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-H08 Class CI			Series 2016-123 Class IQ
Interest Only STRIP			Interest Only STRIP
1.485% due 03/20/64 (~)(Ê)	3,026	172	5.000% due 07/20/39	3,553	360
Series 2014-H09 Class AI			Series 2016-134 Class MI
Interest Only STRIP			Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)	2,269	112	3.000% due 01/20/43	1,628	177
Series 2014-H13 Class BI			Series 2016-136 Class YI
Interest Only STRIP			Interest Only STRIP
1.584% due 05/20/64 (~)(Ê)	3,201	180	3.500% due 03/20/45	421	63
Series 2014-H23 Class BI			Series 2016-138 Class DI
Interest Only STRIP			Interest Only STRIP
1.564% due 11/20/64 (~)(Ê)	3,513	296	4.000% due 10/20/46	492	89
Series 2014-H25 Class BI			Series 2016-150 Class I
Interest Only STRIP			Interest Only STRIP
1.646% due 12/20/64 (~)(Ê)	2,915	236	5.000% due 11/20/46	2,511	505
Series 2015-25 Class PI			Series 2016-154 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/45	2,310	405	5.000% due 02/20/41	1,141	47
Series 2015-35 Class AI			Series 2016-156 Class PI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/45	755	160	3.500% due 11/20/46	1,071	150
Series 2015-62 Class IL			Series 2016-161 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/16/42	1,670	246	5.000% due 11/16/46	884	191
Series 2015-89 Class LI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
5.000% due 12/20/44	741	176	5.219% due 04/20/38 (Ê)	3,808	138
Series 2015-96 Class NI			Series 2016-168 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/39	1,224	119	5.000% due 07/20/45	2,520	294
Series 2015-99 Class DI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
6.000% due 07/20/45	786	199	1.875% due 02/20/66 (~)(Ê)(Š)	703	55
Series 2015-105 Class LI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/39	415	97	2.068% due 02/20/66 (~)(Ê)	1,524	139
Series 2015-106 Class CI			Series 2016-H12 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	1,128	200	1.643% due 07/20/65 (~)(Ê)	3,071	256
Series 2015-167 Class BI			Series 2016-H14 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	758	176	2.467% due 06/20/66 (~)(Ê)	3,489	417
Series 2015-H01 Class BI			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
1.567% due 01/20/65 (~)(Ê)	5,985	356	1.999% due 07/20/66 (~)(Ê)	2,657	298
Series 2015-H03 Class DI			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
1.884% due 01/20/65 (~)(Ê)	2,445	229	1.838% due 10/20/66 (~)(Ê)	2,309	225
Series 2015-H04 Class AI			Series 2016-H23 Class NI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	2,993	254	2.830% due 10/20/66 (~)(Ê)	3,234	408
Series 2015-H08 Class BI			Series 2016-H24 Class CI
Interest Only STRIP			Interest Only STRIP
2.082% due 03/20/65 (~)(Ê)(Š)	973	86	1.703% due 10/20/66 (~)(Ê)	4,234	376
Series 2015-H22 Class HI			Series 2016-H24 Class JI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	3,049	301	2.721% due 11/20/66 (~)(Ê)	1,515	191
Series 2016-47 Class CI			Series 2017-5 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/45	601	100	5.000% due 01/20/47	1,151	300
Series 2016-49 Class IO			Series 2017-11 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/45	596	132	4.000% due 12/20/46	1,141	197
Series 2016-77 Class SC			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
5.574% due 10/20/45 (Ê)	644	98	3.500% due 09/20/43	1,749	241

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 165

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-26 Class EI			Series 2017-H09 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/40	1,011	173	1.774% due 04/20/67 (~)(Ê)	4,857	514
Series 2017-26 Class IM			Series 2017-H10 Class MI
Interest Only STRIP			Interest Only STRIP
6.500% due 02/20/47	1,245	297	1.714% due 04/20/67 (~)(Ê)	3,178	320
Series 2017-42 Class IC			Series 2017-H11 Class NI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	2,807	630	2.105% due 05/20/67 (~)(Ê)(Š)	2,603	303
Series 2017-68 Class CI			Series 2017-H13 Class QI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/16/47	491	114	2.094% due 06/20/67 (~)(Ê)(Š)	3,061	390
Series 2017-68 Class IL			Series 2017-H14 Class JI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,854	485	2.140% due 06/20/67 (~)(Ê)	2,463	386
Series 2017-87 Class IO			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/46	1,378	236	1.632% due 08/20/67 (~)(Ê)	3,922	380
Series 2017-99 Class AI			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	1,202	210	1.800% due 08/20/67 (~)(Ê)	5,836	607
Series 2017-113 Class IE			Series 2017-H16 Class JI
Interest Only STRIP			Interest Only STRIP
5.500% due 07/20/47	518	124	2.247% due 08/20/67 (~)(Ê)	2,392	372
Series 2017-130 Class IB			Series 2017-H20 Class GI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/47	664	121	2.158% due 09/20/67 (~)(Ê)	7,539	935
Series 2017-130 Class NI			Series 2017-H23 Class KI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/47	4,857	867	1.641% due 11/20/67 (~)(Ê)	1,873	157
Series 2017-132 Class IA			Series 2018-18 Class HS
Interest Only STRIP			Interest Only STRIP
4.500% due 09/20/47	1,321	277	1.667% due 02/20/48 (Ê)	7,500	254
Series 2017-136 Class GI			Series 2018-33 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	1,688	284	4.000% due 02/20/48	2,290	507
Series 2017-174 Class IC			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
5.500% due 02/20/47	1,124	260	2.086% due 01/20/68 (~)(Ê)	2,873	431
Series 2017-H01 Class AI			Series 2018-H02 Class PI
Interest Only STRIP			Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)(Š)	4,600	517	2.033% due 02/20/68 (~)(Ê)	1,882	256
Series 2017-H03 Class AI			Ginnie Mae II
Interest Only STRIP			30 Year TBA(Ï)
2.236% due 12/20/66 (~)(Ê)	2,061	286	4.000%	2,000	2,045
Series 2017-H03 Class DI			4.500%	4,000	4,154
Interest Only STRIP			Ginnie Mae REMICS
2.195% due 12/20/66 (~)(Ê)	4,194	570	Class IA
Series 2017-H03 Class HI			Interest Only STRIP
Interest Only STRIP			4.000% due 01/16/43	1,219	197
1.543% due 01/20/67 (~)(Ê)	3,719	282	Series 2010-167 Class SG
Series 2017-H04 Class BI			Interest Only STRIP
Interest Only STRIP			5.237% due 08/16/38 (Ê)	3,086	150
2.403% due 02/20/67 (~)(Ê)	4,520	610	Series 2011-135 Class DI
Series 2017-H06 Class EI			Interest Only STRIP
Interest Only STRIP			5.000% due 04/16/40	1,125	277
1.565% due 02/20/67 (~)(Ê)	2,082	172	Series 2011-H16 Class FI
Series 2017-H08 Class DI			Interest Only STRIP
Interest Only STRIP			1.040% due 07/20/61 (~)(Ê)	1,738	67
2.377% due 02/20/67 (~)(Ê)	1,334	215	Series 2012-103 Class CI
Series 2017-H08 Class EI			Interest Only STRIP
Interest Only STRIP			3.500% due 08/16/42	1,524	309
2.236% due 02/20/67 (~)(Ê)	3,034	399	Series 2012-129 Class IO
Series 2017-H09 Class HI			Interest Only STRIP
Interest Only STRIP			4.500% due 11/16/42	508	120
1.823% due 03/20/67 (~)(Ê)	1,809	227

See accompanying notes which are an integral part of this quarterly report.

166 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-H10 Class AI			Series 2017-6 Class DI
Interest Only STRIP			Interest Only STRIP
1.219% due 12/20/61 (~)(Ê)	6,428	248	3.500% due 01/20/44	1,012	123
Series 2012-H11 Class FI			Series 2017-17 Class EI
Interest Only STRIP			Interest Only STRIP
1.226% due 02/20/62 (~)(Ê)	7,891	324	4.000% due 09/20/44	2,594	378
Series 2012-H29 Class CI			Series 2017-38 Class DI
Interest Only STRIP			Interest Only STRIP
1.409% due 02/20/62 (~)(Ê)	5,472	279	5.000% due 03/16/47	773	171
Series 2013-6 Class AI			Series 2017-120 Class IJ
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/39	835	111	4.000% due 04/20/47	3,731	510
Series 2013-23 Class IK			Series 2017-123 Class IO
Interest Only STRIP			Interest Only STRIP
3.000% due 09/20/37	1,375	130	5.000% due 08/16/47	1,268	322
Series 2013-H15 Class CI			Series 2017-132 Class IB
Interest Only STRIP			Interest Only STRIP
1.772% due 07/20/63 (~)(Ê)	2,996	153	5.500% due 09/20/47	1,155	261
Series 2014-20 Class SQ			Series 2017-136 Class IG
Interest Only STRIP			Interest Only STRIP
5.319% due 07/20/43 (Ê)	1,560	185	3.500% due 02/20/44	2,507	307
Series 2014-44 Class IA			Series 2017-136 Class IY
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/28	716	69	5.000% due 03/20/45	1,287	291
Series 2014-139 Class NI			Series 2017-141 Class ID
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/28	2,756	214	3.500% due 07/20/47	1,477	243
Series 2015-111 Class IJ			Series 2017-H03 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	1,333	230	2.373% due 01/20/67 (~)(Ê)	1,790	265
Series 2015-162 Class BI			Series 2017-H06 Class BI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	2,007	298	2.256% due 02/20/67 (~)(Ê)	4,080	493
Series 2015-H09 Class BI			Series 2017-H06 Class MI
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	403	32	2.170% due 02/20/67 (~)(Ê)	2,877	339
Series 2015-H10 Class CI			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	980	93	2.147% due 03/20/67 (~)(Ê)	5,313	633
Series 2015-H15 Class JI			Series 2018-89 Class LS
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	697	68	4.154% due 06/20/48 (Ê)	1,874	249
Series 2015-H18 Class IA			Government National Mortgage
Interest Only STRIP			Association
1.816% due 06/20/65 (~)(Ê)	516	36	Series 2010-35 Class DI
Series 2015-H24 Class BI			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/40	1,476	318
1.604% due 08/20/65 (~)(Ê)(Š)	1,314	63	Series 2010-50 Class QS
Series 2015-H25 Class AI			Interest Only STRIP
Interest Only STRIP			6.018% due 12/20/38 (Ê)	1,852	90
1.614% due 09/20/65 (~)(Ê)(Š)	943	73	Series 2014-60 Class SE
Series 2015-H26 Class GI			Interest Only STRIP
Interest Only STRIP			5.574% due 04/20/44 (Ê)	545	79
1.780% due 10/20/65 (~)(Ê)	540	50	Series 2014-H11 Class GI
Series 2016-129 Class PI			Interest Only STRIP
Interest Only STRIP			1.480% due 06/20/64 (~)(Ê)	2,785	216
4.500% due 06/20/45	996	220	Series 2015-80 Class IA
Series 2016-147 Class BI			Interest Only STRIP
Interest Only STRIP			4.500% due 06/20/45	456	105
4.000% due 10/20/46	466	91	Series 2015-89 Class IP
Series 2016-H16 Class DI			Interest Only STRIP
Interest Only STRIP			4.000% due 02/20/45	809	157
2.194% due 06/20/66 (~)(Ê)	1,804	209	Series 2015-149 Class KI
Series 2016-H18 Class QI			Interest Only STRIP
Interest Only STRIP			4.000% due 10/20/45	618	123
1.975% due 06/20/66 (~)(Ê)	2,285	275

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 167

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-27 Class IB			Series 2011-C3 Class G
Interest Only STRIP			5.188% due 07/15/49 (~)(Å)(Ê)	384	332
4.000% due 11/20/45	1,527	290	Series 2012-C4 Class E
Series 2016-37 Class IW			5.421% due 03/15/45 (~)(Å)(Ê)	245	209
Interest Only STRIP			Oaktown Re, Ltd.
4.500% due 02/20/46	1,870	386	Series 2018-1A Class M2
Series 2016-104 Class GI			4.881% due 07/25/28 (Ê)(Þ)	340	340
Interest Only STRIP			Station Place Securitization Trust
4.500% due 01/20/46	861	138	Series 2018-5 Class A
Series 2016-H20 Class BI			2.777% due 09/24/19 (Ê)(Š)(Þ)	317	317
Interest Only STRIP			Structured Asset Mortgage Investments
1.562% due 09/20/66 (~)(Ê)	2,756	212	II Trust
GS Mortgage Securities Corp. II			Series 2006-AR7 Class A1BG
Series 2013-GC10 Class E			1.102% due 08/25/36 (Ê)	356	324
4.410% due 02/10/46 (~)(Å)(Ê)	508	418	Structured Asset Mortgage Investments,
GS Mortgage Securities Trust			Inc.
Series 2011-GC5 Class D			Series 2006-AR7 Class A1A
5.400% due 08/10/44 (~)(Å)(Ê)	836	813	0.981% due 08/25/36 (Ê)	169	153
JPMBB Commercial Mortgage Securities			UBS-Barclays Commercial Mortgage
Trust			Trust
Series 2013-C14 Class F			Series 2012-C2 Class E
3.598% due 08/15/46 (~)(Å)(Ê)	650	474	4.886% due 05/10/63 (~)(Ê)(Þ)	155	128
Series 2014-C18 Class D			Series 2012-C2 Class F
4.814% due 02/15/47 (~)(Ê)(Þ)	272	236	5.000% due 05/10/63 (~)(Å)(Ê)	221	151
JPMorgan Alternative Loan Trust			Wachovia Bank Commercial Mortgage
Series 2007-A2 Class 12A1			Trust
1.438% due 06/25/37 (Ê)	197	114	Series 2005-C21 Class D
JPMorgan Chase Commercial Mortgage			5.465% due 10/15/44 (~)(Ê)	170	169
Securities Trust			Washington Mutual Mortgage Pass-
Series 2005-LDP4 Class C			Through Certificates Trust
5.462% due 10/15/42 (~)(Ê)	44	44	Series 2005-AR1 Class A2B
Series 2007-CB20 Class E			1.392% due 01/25/45 (Ê)	54	53
6.487% due 02/12/51 (~)(Å)(Ê)	901	900	Series 2005-AR10 Class 1A3
Series 2012-C6 Class E			2.502% due 09/25/35 (~)(Ê)	632	643
5.365% due 05/15/45 (~)(Ê)(Þ)	500	439	Series 2005-AR14 Class 1A2
Series 2012-LC9 Class E			3.406% due 12/25/35 (~)(Ê)	820	827
4.415% due 12/15/47 (~)(Å)(Ê)	256	234	Series 2005-AR19 Class A1B3
Series 2013-LC11 Class E			1.588% due 12/25/45 (Ê)	71	70
3.250% due 04/15/46 (~)(Å)(Ê)	500	361	Wells Fargo Commercial Mortgage Trust
loanDepot Station Place Agency			Series 2013-LC12 Class D
Securitization Trust			4.434% due 07/15/46 (~)(Ê)(Þ)	492	411
Series 2017-LD1 Class A			Series 2014-LC16 Class D
2.150% due 11/25/50 (Å)(Ê)	694	692	3.938% due 08/15/50 (Å)	469	381
Merrill Lynch Mortgage Trust			Wells Fargo Mortgage Backed Securities
Series 2008-C1 Class D			Trust
6.475% due 02/12/51 (~)(Å)(Ê)	175	174	Series 2006-AR5 Class 1A1
ML-CFC Commercial Mortgage Trust			3.337% due 04/25/36 (~)(Ê)	111	112
			Wells Fargo Mortgage-Backed Securities
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê)	468	457	Trust
Morgan Stanley Bank of America Merrill			Series 2006-AR2 Class 1A1
			3.539% due 03/25/36 (~)(Ê)	113	114
Lynch Trust			WFRBS Commercial Mortgage Trust
Series 2013-C10 Class E
4.217% due 07/15/46 (~)(Ê)(Þ)	276	236	Series 2011-C2 Class D
Series 2013-C10 Class F			5.602% due 02/15/44 (~)(Ê)(Þ)	362	366
4.217% due 07/15/46 (~)(Å)(Ê)	614	488	Series 2011-C4 Class F
Series 2013-C12 Class E			5.000% due 06/15/44 (~)(Å)(Ê)	998	684
4.764% due 10/15/46 (~)(Å)(Ê)	347	288	Series 2012-C7 Class D
Series 2014-C17 Class D			4.988% due 06/15/45 (~)(Ê)(Þ)	140	129
4.855% due 08/15/47 (~)(Ê)(Þ)	400	341	Series 2012-C7 Class E
Series 2014-C18 Class D			4.833% due 06/15/45 (~)(Ê)(Þ)	550	449
3.389% due 10/15/47 (Å)	543	413	Series 2012-C10 Class D
Morgan Stanley Capital I Trust			4.452% due 12/15/45 (~)(Ê)(Þ)	795	690
Series 2008-T29 Class B					104,662
6.275% due 01/11/43 (~)(Å)(Ê)	350	356	Total Long-Term Investments
Series 2008-T29 Class D			(cost $447,281)		446,284
6.275% due 01/11/43 (~)(Å)(Ê)	337	331

See accompanying notes which are an integral part of this quarterly report.

168 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
Options Purchased - 0.2%					(Citigroup, USD 2.960%/USD 3 Month
(Number of Contracts)					LIBOR, USD 10,295, 09/06/28)
Cross Currency Options					JPMorgan Chase Sep 2018 0.00		5,225	(ÿ)	15
(CHF/USD)					Call (1)
Morgan Stanley Aug 2018 0.94					(Citigroup, USD 3 Month LIBOR/USD
Put (1)	USD	28,000	(ÿ)	—	3.000%, USD 15,443, 08/14/28)
Morgan Stanley Oct 2018 0.95					JPMorgan Chase Aug 2018 0.00		7,837	(ÿ)	39
Put (1)	USD	27,000	(ÿ)	56	Put (1)
Cross Currency Options					(Citigroup, USD 3 Month LIBOR/USD
(JPY/USD)					3.120%, USD 5,225, 09/06/28)
					JPMorgan Chase Sep 2018 0.00
BNP Paribas Oct 2018 107.50							5,225	(ÿ)	15
	USD	27,000	(ÿ)	75	Put (1)
Put (1)					(Goldman Sachs, USD 2.835%/USD 3
Cross Currency Options					Month LIBOR, USD 136,759, 08/21/28)
(USD/JPY)					JPMorgan Chase Aug 2018 0.00
Morgan Stanley Sep 2018 103.00							69,401	(ÿ)	26
	USD	17,500	(ÿ)	13	Call (1)
Put (1)					(Goldman Sachs, USD 2.948%/USD 3
Cross Currency Options					Month LIBOR, USD 15,443, 08/30/28)
(USD/KRW)					JPMorgan Chase Aug 2018 0.00
Morgan Stanley Sep 2018 1,200.00							7,837	(ÿ)	20
	USD	21,000	(ÿ)	5	Call (1)
Call (1)					(Goldman Sachs, USD 3 Month LIBOR/
Cross Currency Options					USD 3.103%, USD 15,443, 08/30/28)

(USD/TWD)					JPMorgan Chase Aug 2018 0.00		7,837	(ÿ)	20
Morgan Stanley Sep 2018 30.20	USD	28,000	(ÿ)	346	Put (1)
Call (1)					(Morgan Stanley, USD 2.745%/USD 3
EURO STOXX Banks					Month LIBOR, USD 7,699, 08/30/28)
Index					Call (1)
Morgan Stanley Sep 2018 120.00					JPMorgan Chase Aug 2018 0.00		3,907	(ÿ)	1
Call (1,080)	EUR	6,480	(ÿ)	117	(Morgan Stanley, USD 2.890%/USD 3
Fannie Mae Bonds					Month LIBOR, USD 10,295, 09/25/28)

JPMorgan Chase Aug 2018 93.45	USD	8,000	(ÿ)	11	JPMorgan Chase Sep 2018 0.00		5,225	(ÿ)	14
Call (1)					Call (1)
JPMorgan Chase Aug 2018 96.78					United States 5 Year
	USD	34,000	(ÿ)	17
Call (1)					Treasury Note Futures
JPMorgan Chase Aug 2018 99.41					Morgan Stanley Sep 2018 114.00
	USD	24,000	(ÿ)	10		USD	246,240	(ÿ)	152
Call (1)					Call (2,160)
JPMorgan Chase Sep 2018 98.52					Morgan Stanley Aug 2018 114.25
	USD	9,000	(ÿ)	5		USD	246,780	(ÿ)	51
Put (1)					Call (2,160)

JPMorgan Chase Sep 2018 98.68	USD	9,000	(ÿ)	15	Total Options Purchased
Put (1)					(cost $2,602)				1,260
JPMorgan Chase Sep 2018 98.84	USD	9,000	(ÿ)	7
Put (1)					Short-Term Investments - 37.4%
S&P 500 Index
Morgan Stanley Aug 2018 2,600.00					Bank of Nova Scotia (The)
Put (189)	USD	49,140	(ÿ)	35	Series BKNT
Morgan Stanley Sep 2018 2,600.00					1.950% due 01/15/19		1,000		998
Put (135)	USD	35,100	(ÿ)	124	Belgian Treasury Certificates
SPX Volatility Index					Series 12M
Morgan Stanley Aug 2018 21.00					Zero coupon due 09/13/18		2,500		2,925
	USD	1,176	(ÿ)	21
Call (560)					BMW Finance NV
Swaptions					3.375% due 12/14/18 (~)		1,000		1,323
(Counterparty, Fund Receives/Fund					Commerzbank AG
Pays, Notional, Termination Date)					Zero coupon due 10/02/18 (~)		3,000		3,510
(Barclays, USD 2.845%/USD 3 Month					(18.525)% due 10/09/18 (~)		3,000		3,508
LIBOR, USD 15,443, 08/29/28)					Compagnie Generale des Etablissments

JPMorgan Chase Aug 2018 0.00		7,837	(ÿ)	5	Michelin
Call (1)					1.000% due 09/13/18 (~)		3,000		3,509
(Barclays, USD 3 Month LIBOR/USD					Credit Agricole
3.020%, USD 15,443, 08/29/28)					Zero coupon due 08/20/18 (~)		3,000		3,509
JPMorgan Chase Aug 2018 0.00		7,837	(ÿ)	43	Danske Bank A/S
Put (1)					2.343% due 09/17/18 (~)		4,000		3,988
(Citigroup, USD 2.826%/USD 3 Month
					DekaBank
LIBOR, JPMorgan USD 7,721,Chase 08/07/28) Aug 2018 0.00					(58.619)% due 10/04/18 (~)		2,500		2,925
Call (1)		3,918	(ÿ)	—	French Discount Treasury Bills
(Citigroup, USD 2.860%/USD 3 Month					(52.166)% due 10/17/18		4,000		4,683
LIBOR, USD 15,443, 08/14/28)					HSBC USA, Inc.
JPMorgan Chase Aug 2018 0.00					2.625% due 09/24/18		1,000		1,000
		7,837	(ÿ)	2
Call (1)					Hughes Satellite Systems Corp.
					6.500% due 06/15/19		1,000		1,020

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 169

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Italy Buoni Ordinari del Tesoro
(22.425)% due 12/14/18	4,200		4,915
Merrill Lynch & Co. , Inc.
6.875% due 11/15/18	1,000		1,013
Mizuho International PLC
2.135% due 08/15/18 (ç)(~)	4,000		3,997
Morgan Stanley
3.192% due 01/24/19 (Ê)	600		602
Spain Letras del Tesoro
(17.789)% due 08/17/18 (~)	4,000		4,678
Standard Chartered Bank
2.377% due 08/30/18 (~)	4,500		4,492
Station Place Securitization Trust
Series 2017-6 Class A
1.938% due 11/24/18 (Å)(Ê)(Š)	809		809
Series 2018-1 Class A
2.481% due 04/24/19 (Å)(Ê)(Š)	676		676
Series 2018-3 Class A
2.791% due 07/24/19 (Å)(Ê)(Š)	532		530
Sumitomo Mitsui Banking Corp.
2.050% due 01/18/19	1,000		997
Toronto-Dominion Bank (The)
2.151% due 08/28/18 (ç)(~)	2,000		1,997
U. S. Cash Management Fund(@)	181,647,420	(8)	181,666
United Kingdom Gilt
4.500% due 03/07/19	6,000		8,058
United States Treasury Bills
0.925% due 08/02/18 (ç)(~)	1,957		1,957
1.679% due 08/09/18 (ç)(~)	472		472
1.796% due 08/16/18 (ç)(~)	1,535		1,534
1.876% due 08/23/18	6,000		5,993
1.876% due 08/23/18 (ç)(~)	168		168
1.869% due 09/06/18	1,000		998
1.869% due 09/06/18 (ç)(~)	516		515
1.891% due 09/13/18 (ç)(~)	1,227		1,224
1.868% due 09/20/18 (ç)(~)	260		259
1.936% due 10/04/18 (~)	441		439
1.961% due 10/11/18 (~)	125		125
1.970% due 10/18/18 (~)	396		394
1.988% due 10/25/18 (~)	350		348
2.022% due 11/01/18	3,000		2,985
2.027% due 11/08/18	4,200		4,177
Wells Fargo & Co.
2.807% due 04/22/19 (Ê)	600		601
Total Short-Term Investments
(cost $269,852)			269,517
Total Investments 99.4%
(identified cost $719,735)			717,061

Other Assets and Liabilities,
Net - 0.6%			4,619

Net Assets - 100.0%			721,680

See accompanying notes which are an integral part of this quarterly report.

170 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.6%
Bear Stearns Commercial Mortgage Securities Trust	08/24/17	135,000	100.24	135	120
Commercial Mortgage Pass Through Certificates	06/22/17	295,000	86.48	255	250
Commercial Mortgage Trust	03/10/17	454,000	75.76	344	352
Credit Suisse Mortgage Trust	12/13/17	151,885	100.85	153	154
Fannie Mae Connecticut Avenue Securities	02/08/18	1,050,000	101.14	1,062	1,082
GS Mortgage Securities Corp. II	01/25/17	508,000	78.16	397	418
GS Mortgage Securities Trust	01/05/17	836,000	98.78	826	813
JPMBB Commercial Mortgage Securities Trust	03/20/17	650,000	69.33	451	474
JPMorgan Chase Commercial Mortgage Securities Trust	01/05/17	256,000	92.43	237	234
JPMorgan Chase Commercial Mortgage Securities Trust	12/13/17	901,000	100.36	904	900
JPMorgan Chase Commercial Mortgage Securities Trust	06/14/18	500,000	71.86	359	361
loanDepot Station Place Agency Securitization Trust	11/29/17	694,000	100.00	694	692
Merrill Lynch Mortgage Trust	10/07/16	175,000	100.36	176	174
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17	543,000	72.04	391	413
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17	347,382	82.94	288	288
Morgan Stanley Bank of America Merrill Lynch Trust	05/02/18	614,000	79.06	485	488
Morgan Stanley Capital I Trust	11/09/16	350,000	101.72	356	356
Morgan Stanley Capital I Trust	04/25/17	337,000	99.21	334	331
Morgan Stanley Capital I Trust	08/21/17	384,000	87.42	336	332
Morgan Stanley Capital I Trust	05/08/18	245,000	85.20	209	209
Station Place Securitization Trust	10/10/17	809,000	100.00	809	809
Station Place Securitization Trust	02/02/18	676,000	100.00	676	676
Station Place Securitization Trust	05/07/18	532,000	100.00	532	530
UBS-Barclays Commercial Mortgage Trust	11/17/16	221,000	70.01	155	151
Wells Fargo Commercial Mortgage Trust	02/14/17	469,000	82.49	387	381
WFRBS Commercial Mortgage Trust	03/10/17	998,000	80.90	807	684
					11,672

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 171

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
AgroFresh, Inc. Term Loan B	USD 2 Month LIBOR	4.750
AI Ladder (Luxembourg) Subco Sarl Term Loan	USD 3 Month LIBOR	4.500
AI Mistral Luxembourg Subco Sarl	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	3.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Alliant Holdings Intermediate, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Alternative Loan Trust	USD 1 Month LIBOR	0.330
Alternative Loan Trust	USD 1 Month LIBOR	0.190
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	5.500
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Week LIBOR	2.000
American Home Mortgage Investment Trust	USD 1 Month LIBOR	0.190
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Aramark Services, Inc. Term Loan B1	USD 3 Month LIBOR	1.750
Aristocrat International, Pty, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	1.750
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B7	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Bear Stearns Alt-A Trust	USD 1 Month LIBOR	0.320
Bellemeade Re, Ltd.	USD 1 Month LIBOR	4.250
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Week LIBOR	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC (The) 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of this quarterly report.

172 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Citigroup Mortgage Loan Trust	USD 1 Month LIBOR	0.350
ClubCorp Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Commonwealth Bank of Australia	USD 3 Month LIBOR	0.640
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
Coty, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.340
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CSC Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Deerfield Holdings Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Delek US Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Deutsche ALT-A Securities, Inc. Alternate Loan Trust	USD 1 Month LIBOR	0.140
Diamond (BC) BV 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Diamond US Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.250
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
EagleView Technology Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Energy Solutions LLC Term Loan B	USD 3 Month LIBOR	3.750
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.650
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.500
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.850
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.700
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	6.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 173

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.450
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	10.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	12.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.400
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.350
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	11.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.800
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.750
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	9.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.900
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	7.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	6.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.850
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.700
Ginnie Mae	USD 1 Month LIBOR	6.000

See accompanying notes which are an integral part of this quarterly report.

174 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.690
Ginnie Mae	USD 1 Month LIBOR	6.750
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Government National Mortgage Association	USD 1 Month LIBOR	6.100
Government National Mortgage Association	USD 1 Month LIBOR	6.550
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	3.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GSAA Home Equity Trust	USD 1 Month LIBOR	0.250
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
HCP Acquisition LLC Term Loan	USD 1 Month LIBOR	3.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	1.875
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HUB International , Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Hyland Software, Inc. Term Loan	USD 1 Month LIBOR	3.250
Impala Private Holdings II LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 2 Month LIBOR	2.000
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
IQVIA, Inc. Term Loan B	USD 3 Month LIBOR	1.750
IRB Holding Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Iron Mountain, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
JPMorgan Alternative Loan Trust	USD 1 Month LIBOR	0.200
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Limetree Bay Terminals LLC Term Loan B	USD 3 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
loanDepot Station Place Agency Securitization Trust	USD 1 Month LIBOR	0.800
MACOM Technology Solutions Term Loan	USD 1 Month LIBOR	2.250
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
Marketo, Inc. Term Loan B	USD 3 Month LIBOR	3.250
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 175

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Microchip Technology, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Morgan Stanley	USD 3 Month LIBOR	0.850
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	2.325
NAI Entertainment Holdings LLC Term Loan B	USD 1 Month LIBOR	2.500
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	6.000
Oaktown Re, Ltd.	USD 1 Month LIBOR	2.850
Oaktown Re, Ltd.	USD 1 Month LIBOR	4.000
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Pearl Intermediate Parent LLC 1st Lien Delayed-Draw Term Loan	USD 3 Month LIBOR	1.000
Pearl Intermediate Parent LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Reece, Ltd. Term Loan B	USD 3 Month LIBOR	2.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Sandvine Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
SeaWorld Parks & Entertainment Term Loan B	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
SIRVA Worldwide, Inc. Term Loan	USD 3 Month LIBOR	6.500
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500

See accompanying notes which are an integral part of this quarterly report.

176 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
SonicWall US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWall, Inc. 2nd Lien Term Loan B	USD 3 Month LIBOR	7.500
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southwire Co. Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Station Place Securitization Trust	USD 1 Month LIBOR	0.900
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.120
Structured Asset Mortgage Investments, Inc.	USD 1 Month LIBOR	0.210
Telenet Financing USD LLC 1st Lien Term Loan AN	USD 1 Month LIBOR	2.250
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 1 Month LIBOR	3.000
TransDigm Group, Inc. 1st Lien Term Loan G	USD 1 Month LIBOR	2.500
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
UFC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
UFC Holdings LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
Unitymedia Hessen GMBH & C0 KG 1st Lien Term Loan E	USD 1 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Month LIBOR	1.750
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Voya CLO, Ltd.	USD 3 Month LIBOR	8.350
W3 TopCo LLC 1st Lien Term Loan	USD 1 Month LIBOR	6.000
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.800
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.350
Weatherford International, Ltd. Term Loan	USD 1 Month LIBOR	1.425
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	0.460
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 2 Month LIBOR	2.750
WMG Acquisition Corp. Term Loan F	USD 1 Month LIBOR	2.125
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 177

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	483	AUD	62,409	09/18	572
Canada 10 Year Bond Futures	208	CAD	28,032	09/18	(296)
Euro-Schatz Futures	1,344	EUR	7	09/18	(41)
United States 10 Year Treasury Note Futures	729	USD	87,059	09/18	204
Short Positions
Euro-Bund Futures	352	EUR	56,877	09/18	(93)
Euro-Schatz Futures	439	EUR	49,126	09/18	57
Long Gilt Futures	420	GBP	51,526	09/18	(399)
S&P 500 E-Mini Index Futures	10	USD	1,409	09/18	(17)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(13)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (JPY/USD)	BNP Paribas	Put	1	104.50	USD	33,750	10/03/18	(33)
Cross Currency Options (USD/JPY)	BNP Paribas	Call	1	112.50	USD	6,750	10/03/18	(47)
Cross Currency Options (USD/JPY)	Morgan Stanley	Put	1	99.00	USD	21,875	09/10/18	—
Cross Currency Options (USD/TWD)	Societe Generale	Call	1	30.65	USD	14,000	09/26/18	(75)
Fannie Mae Bonds	JPMorgan Chase	Put	1	93.45	USD	8,000	08/06/18	(28)
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.78	USD	34,000	08/06/18	(147)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.41	USD	24,000	08/06/18	(83)
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.38	USD	9,000	09/06/18	(2)
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.54	USD	9,000	09/06/18	(10)
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.70	USD	9,000	09/06/18	(3)
Fannie Mae Bonds	JPMorgan Chase	Put	1	97.95	USD	9,000	09/06/18	(2)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.11	USD	9,000	09/06/18	(19)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.27	USD	9,000	09/06/18	(24)
S&P 500 Index	Morgan Stanley	Put	135	2,550.00	USD	34,425	09/21/18	(96)
S&P 500 Index	Morgan Stanley	Put	135	2,550.00	USD	34,425	10/19/18	(184)
SPX Volatility Index	Morgan Stanley	Put	280	12.50	USD	350	08/22/18	(10)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Barclays, USD 2.933%/USD 3 Month
LIBOR, USD 7,721, 08/29/28	JPMorgan Chase	Call	1	0.00		3,918	08/24/18	(7)
Citigroup, USD 2.930%/USD 3 Month
LIBOR, USD 7,721, 08/14/28	JPMorgan Chase	Call	1	0.00		3,918	08/10/18	(3)
Citigroup, USD 3.040%/USD 3 Month
LIBOR, USD 5,148, 09/06/28	JPMorgan Chase	Call	1	0.00		2,612	09/04/18	(15)
Goldman Sachs, USD 2.920%/USD
3 Month LIBOR, USD 68,380,
08/21/28	JPMorgan Chase	Call	1	0.00		34,702	08/17/18	(39)
Goldman Sachs, USD 3.025%/USD
3 Month LIBOR, USD 7,721,
08/30/28	JPMorgan Chase	Call	1	0.00		3,918	08/28/18	(20)
Morgan Stanley, USD 2.990%/USD
3 Month LIBOR, USD 5,148,
09/25/28	JPMorgan Chase	Call	1	0.00		2,612	09/21/18	(13)
Barclays, USD 3 Month LIBOR/USD
2.930%, USD 7,721, 08/29/28	JPMorgan Chase	Put	1	0.00		3,918	08/24/18	(41)
Citigroup, USD 3 Month LIBOR/USD
2.930%, USD 7,721, 08/14/28	JPMorgan Chase	Put	1	0.00		3,918	08/10/18	(37)
Citigroup, USD 3 Month LIBOR/USD
3.040%, USD 5,148, 09/06/28	JPMorgan Chase	Put	1	0.00		2,612	09/04/18	(15)

See accompanying notes which are an integral part of this quarterly report.

178 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Citigroup, USD 3 Month LIBOR/USD
3.126%, USD 7,721, 08/07/28	JPMorgan Chase	Put	1	0.00		3,918	08/03/18	(1)
Goldman Sachs, USD 3 Month LIBOR/
USD 3.025%, USD 7,721,
08/30/28	JPMorgan Chase	Put	1	0.00		3,918	08/28/18	(20)
Morgan Stanley, USD 3 Month LIBOR/
USD 3.240%, USD 5,148,
09/25/28	JPMorgan Chase	Put	1	0.00		2,612	09/21/18	(5)
Morgan Stanley, USD 3 Month LIBOR/
USD 3.255%, USD 7,699,
08/30/28	JPMorgan Chase	Put	1	0.00		3,907	08/28/18	(2)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	540	113.50	USD	61,290	08/24/18	(59)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	270	113.00	USD	30,510	09/21/18	(82)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	270	113.50	USD	30,645	09/21/18	(40)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	270	112.75	USD	30,443	08/24/18	(30)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	135	113.00	USD	15,255	08/24/18	(25)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	270	112.50	USD	30,375	09/21/18	(63)
Total Liability for Options Written (premiums received $2,306) (å)								(1,280)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	3,445	MXN	71,944	09/19/18	386
BNP Paribas	USD	17,554	TWD	534,562	09/13/18	(23)
BNP Paribas	GBP	465	EUR	519	08/29/18	(6)
BNP Paribas	NZD	349	USD	237	08/02/18	—
BNP Paribas	TRY	320	USD	65	08/29/18	1
Brown Brothers Harriman	USD	6,294	EUR	5,366	08/28/18	(8)
Brown Brothers Harriman	ILS	38,095	USD	10,524	08/28/18	133
Brown Brothers Harriman	MXN	143,888	USD	7,534	09/19/18	(126)
Citibank	CHF	14,629	USD	14,737	08/28/18	(68)
Commonwealth Bank of Australia	USD	10,453	CAD	13,763	08/28/18	132
Commonwealth Bank of Australia	AUD	2,823	USD	2,088	08/28/18	(10)
Commonwealth Bank of Australia	NOK	33,857	USD	4,178	08/28/18	22
Commonwealth Bank of Australia	NZD	3,087	USD	2,098	08/28/18	(6)
Goldman Sachs	TWD	267,281	USD	8,753	09/13/18	(13)
Morgan Stanley	USD	63	MXN	1,300	08/20/18	7
Morgan Stanley	GBP	3,250	EUR	3,639	08/29/18	(13)
Morgan Stanley	TWD	267,281	USD	8,750	09/13/18	(17)
Royal Bank of Canada	USD	3,446	MXN	71,944	09/19/18	384
Societe Generale	USD	387	ZAR	5,078	08/02/18	(2)
Societe Generale	EUR	3,400	USD	3,977	08/29/18	(7)
Societe Generale	EUR	32,000	USD	37,525	08/29/18	34
Societe Generale	NZD	200	USD	140	08/15/18	4
Societe Generale	ZAR	5,100	USD	381	08/10/18	(6)
Westpac	USD	16,727	JPY	1,879,577	08/28/18	111
Westpac	SEK	92,609	USD	10,546	08/28/18	(7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						902

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 179

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Markit IOS Index	Credit Suisse	USD	9,223	1 Month LIBOR(1)	01/12/45	—	—	—
Markit IOS Index	JPMorgan Chase	USD	2,978	1 Month LIBOR(1)	01/12/45	—	6	6
Markit IOS Index	JPMorgan Chase	USD	2,120	1 Month LIBOR(1)	01/12/45	—	—	—
Short
Markit IOS Index	Goldman Sachs	USD	1,055	1 Month LIBOR(1)	01/12/45	—	—	—
Markit IOS Index	Goldman Sachs	USD	2,978	1 Month LIBOR(1)	01/12/45	—	(6)	(6)
Markit IOS Index	Goldman Sachs	USD	10,288	1 Month LIBOR(1)	01/12/45	—	—	—
Total Open Total Return Swap Contracts (å)						—	—	—

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	7,082	Three Month LIBOR(2)	2.786%(3)	07/05/20	—	12	12
Barclays	USD	7,082	Three Month LIBOR(2)	2.791%(3)	07/05/20	—	11	11
Barclays	USD	7,082	Three Month LIBOR(2)	2.796%(3)	07/05/20	—	11	11
Barclays	USD	15,848	Three Month LIBOR(2)	2.828%(3)	07/16/20	—	15	15
Barclays	USD	6,157	2.827%(3)	Three Month LIBOR(2)	07/25/20	—	(6)	(6)
Barclays	USD	7,908	Three Month LIBOR(2)	2.860%(3)	07/25/20	—	3	3
Barclays	USD	4,885	2.854%(3)	Three Month LIBOR(2)	07/26/20	—	(3)	(3)
Barclays	USD	10,665	2.864%(3)	Three Month LIBOR(2)	07/30/20	—	(3)	(3)
Barclays	USD	122,750	Three Month LIBOR(2)	2.875%(3)	09/19/20	(43)	179	136
Barclays	USD	85,856	Three Month LIBOR(2)	2.750%(3)	06/20/23	77	799	876
Barclays	USD	2,877	Three Month LIBOR(2)	2.904%(3)	06/27/23	—	9	9
Barclays	USD	4,446	2.882%(3)	Three Month LIBOR(2)	07/05/23	—	(19)	(19)
Barclays	USD	4,446	2.871%(3)	Three Month LIBOR(2)	07/05/23	—	(21)	(21)
Barclays	USD	4,446	2.879%(3)	Three Month LIBOR(2)	07/05/23	—	(20)	(20)
Barclays	USD	5,032	2.900%(3)	Three Month LIBOR(2)	09/19/23	(5)	(16)	(21)
Barclays	USD	677	Three Month LIBOR(2)	2.972%(3)	06/26/28	—	3	3
Barclays	USD	5,170	Three Month LIBOR(2)	2.940%(3)	06/28/28	—	39	39
Barclays	USD	2,531	2.927%(3)	Three Month LIBOR(2)	06/29/28	—	(22)	(22)
Barclays	USD	2,953	Three Month LIBOR(2)	2.910%(3)	07/02/28	—	30	30
Barclays	USD	598	2.925%(3)	Three Month LIBOR(2)	07/03/28	—	(5)	(5)
Barclays	USD	2,906	Three Month LIBOR(2)	2.923%(3)	07/03/28	—	26	26
Barclays	USD	3,907	2.899%(3)	Three Month LIBOR(2)	07/03/28	—	(43)	(43)
Barclays	USD	3,907	Three Month LIBOR(2)	3.030%(3)	07/11/28	—	(1)	(1)
Barclays	USD	7,814	2.945%(3)	Three Month LIBOR(2)	07/11/28	—	(56)	(56)
Barclays	USD	4,189	2.921%(3)	Three Month LIBOR(2)	07/16/28	—	(38)	(38)
Barclays	USD	4,189	2.926%(3)	Three Month LIBOR(2)	07/16/28	—	(37)	(37)
Barclays	USD	3,918	Three Month LIBOR(2)	3.050%(3)	07/17/28	—	(8)	(8)
Barclays	USD	7,837	2.965%(3)	Three Month LIBOR(2)	07/17/28	—	(42)	(42)
Barclays	USD	16,717	2.936%(3)	Three Month LIBOR(2)	07/18/28	—	(132)	(132)
Barclays	USD	16,717	2.934%(3)	Three Month LIBOR(2)	07/18/28	—	(135)	(135)
Barclays	USD	38,171	Three Month LIBOR(2)	2.955%(3)	07/18/28	—	239	239
Barclays	USD	1,086	2.919%(3)	Three Month LIBOR(2)	07/24/28	—	(10)	(10)

See accompanying notes which are an integral part of this quarterly report.

180 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	575	Three Month LIBOR(2)	2.933%(3)	07/25/28	—	5	5
Barclays	USD	1,245	2.962%(3)	Three Month LIBOR(2)	07/25/28	—	(7)	(7)
Barclays	USD	4,567	Three Month LIBOR(2)	3.012%(3)	07/26/28	—	6	6
Barclays	USD	303	Three Month LIBOR(2)	2.980%(3)	07/27/28	—	1	1
Barclays	USD	1,745	Three Month LIBOR(2)	2.975%(3)	07/27/28	—	8	8
Barclays	USD	2,960	3.018%(3)	Three Month LIBOR(2)	07/30/28	—	(2)	(2)
Barclays	USD	736	Three Month LIBOR(2)	3.010%(3)	07/31/28	—	1	1
Barclays	USD	1,042	Three Month LIBOR(2)	3.025%(3)	07/31/28	—	—	—
Barclays	USD	1,239	Three Month LIBOR(2)	3.029%(3)	07/31/28	—	—	—
Barclays	USD	1,685	Three Month LIBOR(2)	2.976%(3)	08/07/28	—	8	8
Barclays	USD	2,863	Three Month LIBOR(2)	2.920%(3)	08/21/28	—	28	28
Barclays	USD	40,550	2.950%(3)	Three Month LIBOR(2)	09/19/28	(52)	(260)	(312)
Barclays	USD	1,783	3.000%(3)	Three Month LIBOR(2)	09/19/48	13	(29)	(16)
Total Open Interest Rate Swap Contracts (å)						(10)	518	508

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Bank of America	Sell	USD	220	3.000%(2)	05/11/63	(24)	—	(24)
CMBX NA Index	Bank of America	Purchase	USD	167	(5.000%)(2)	09/17/58	26	1	27
CMBX NA Index	Bank of America	Sell	USD	115	3.000%(2)	05/11/63	(12)	(1)	(13)
CMBX NA Index	Bank of America	Sell	USD	10	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Bank of America	Purchase	USD	167	(5.000%)(2)	09/17/58	26	—	26
CMBX NA Index	Bank of America	Purchase	USD	220	(3.000%)(2)	01/17/47	18	(3)	15
CMBX NA Index	Bank of America	Purchase	USD	1,138	(5.000%)(2)	01/17/47	196	(46)	150
CMBX NA Index	Bank of America	Sell	USD	1,911	3.000%(2)	05/11/63	(278)	67	(211)
CMBX NA Index	Bank of America	Purchase	USD	165	(5.000%)(2)	09/17/58	26	—	26
CMBX NA Index	Bank of America	Sell	USD	366	5.000%(2)	05/11/63	(82)	11	(71)
CMBX NA Index	Bank of America	Sell	USD	97	3.000%(2)	05/11/63	(11)	—	(11)
CMBX NA Index	Bank of America	Sell	USD	97	3.000%(2)	05/11/63	(11)	—	(11)
CMBX NA Index	Barclays	Sell	USD	700	3.000%(2)	05/11/63	(33)	(44)	(77)
CMBX NA Index	Barclays	Sell	USD	224	3.000%(2)	05/11/63	(24)	(1)	(25)
CMBX NA Index	Citigroup	Purchase	USD	166	(5.000%)(2)	09/17/58	26	—	26
CMBX NA Index	Citigroup	Sell	USD	14	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Citigroup	Sell	USD	14	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Citigroup	Purchase	USD	7	(2.000%)(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Sell	USD	140	3.000%(2)	05/11/63	(14)	(1)	(15)
CMBX NA Index	Citigroup	Purchase	USD	335	(5.000%)(2)	09/17/58	52	1	53
CMBX NA Index	Citigroup	Purchase	USD	118	(5.000%)(2)	09/17/58	19	—	19
CMBX NA Index	Citigroup	Sell	USD	34	3.000%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	Citigroup	Sell	USD	117	3.000%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	Citigroup	Sell	USD	154	3.000%(2)	05/11/63	(16)	(1)	(17)
CMBX NA Index	Citigroup	Sell	USD	55	3.000%(2)	05/11/63	(6)	(1)	(7)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 181

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Citigroup	Purchase	USD	335	(5.000%)(2)	09/17/58	52	1	53
CMBX NA Index	Citigroup	Sell	USD	380	3.000%(2)	05/11/63	(40)	(1)	(41)
CMBX NA Index	Citigroup	Sell	USD	56	3.000%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Credit Suisse	Sell	USD	119	3.000%(2)	05/11/63	(13)	—	(13)
CMBX NA Index	Credit Suisse	Purchase	USD	1,330	(5.000%)(2)	01/17/47	211	(36)	175
CMBX NA Index	Credit Suisse	Sell	USD	36	3.000%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Credit Suisse	Sell	USD	86	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Credit Suisse	Sell	USD	70	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Credit Suisse	Sell	USD	900	5.000%(2)	05/11/63	(166)	(11)	(177)
CMBX NA Index	Credit Suisse	Sell	USD	74	3.000%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Credit Suisse	Purchase	USD	133	(5.000%)(2)	09/17/58	21	—	21
CMBX NA Index	Credit Suisse	Purchase	USD	133	(5.000%)(2)	09/17/58	21	—	21
CMBX NA Index	Credit Suisse	Sell	USD	109	3.000%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	Credit Suisse	Sell	USD	217	3.000%(2)	05/11/63	(32)	8	(24)
CMBX NA Index	Credit Suisse	Sell	USD	33	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Credit Suisse	Sell	USD	1,029	3.000%(2)	05/11/63	(111)	(2)	(113)
CMBX NA Index	Credit Suisse	Sell	USD	19	3.000%(2)	05/11/63	(3)	1	(2)
CMBX NA Index	Credit Suisse	Sell	USD	64	3.000%(2)	05/11/63	(10)	3	(7)
CMBX NA Index	Credit Suisse	Sell	USD	140	3.000%(2)	05/11/63	(19)	4	(15)
CMBX NA Index	Credit Suisse	Purchase	USD	515	(5.000%)(2)	09/17/58	82	(1)	81
CMBX NA Index	Credit Suisse	Purchase	USD	1,029	(3.000%)(2)	01/17/47	80	(13)	67
CMBX NA Index	Goldman Sachs	Sell	USD	50	3.000%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Goldman Sachs	Sell	USD	91	3.000%(2)	05/11/63	(12)	2	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	304	3.000%(2)	05/11/63	(50)	16	(34)
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(20)	(13)	(33)
CMBX NA Index	Goldman Sachs	Sell	USD	61	3.000%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	Goldman Sachs	Sell	USD	18	3.000%(2)	01/17/47	(1)	—	(1)
CMBX NA Index	Goldman Sachs	Sell	USD	88	3.000%(2)	05/11/63	(10)	—	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	13,200	3.000%(2)	05/11/63	(1,721)	266	(1,455)
CMBX NA Index	Goldman Sachs	Sell	USD	3,159	3.000%(2)	05/11/63	(261)	(87)	(348)
CMBX NA Index	Goldman Sachs	Sell	USD	4,677	3.000%(2)	01/17/47	(333)	26	(307)
CMBX NA Index	Goldman Sachs	Sell	USD	143	3.000%(2)	01/17/47	(12)	2	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	378	3.000%(2)	05/11/63	(31)	(11)	(42)
CMBX NA Index	Goldman Sachs	Sell	USD	150	3.000%(2)	05/11/63	(16)	(1)	(17)
CMBX NA Index	Goldman Sachs	Purchase	USD	430	(5.000%)(2)	01/17/47	68	(12)	56
CMBX NA Index	Goldman Sachs	Purchase	USD	54	(5.000%)(2)	01/17/47	8	(1)	7
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(32)	(1)	(33)
CMBX NA Index	Goldman Sachs	Sell	USD	149	3.000%(2)	05/11/63	(11)	(5)	(16)
CMBX NA Index	Goldman Sachs	Sell	USD	255	3.000%(2)	05/11/63	(21)	(7)	(28)
CMBX NA Index	Goldman Sachs	Purchase	USD	37	(5.000%)(2)	09/17/58	6	—	6
CMBX NA Index	Goldman Sachs	Purchase	USD	40	(5.000%)(2)	09/17/58	6	—	6
CMBX NA Index	Goldman Sachs	Sell	USD	84	3.000%(2)	05/11/63	(13)	4	(9)
CMBX NA Index	Goldman Sachs	Sell	USD	69	3.000%(2)	01/17/47	(8)	3	(5)
CMBX NA Index	Goldman Sachs	Sell	USD	73	3.000%(2)	05/11/63	(11)	3	(8)
CMBX NA Index	Goldman Sachs	Purchase	USD	240	(5.000%)(2)	01/17/47	43	(11)	32
CMBX NA Index	Goldman Sachs	Sell	USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Goldman Sachs	Purchase	USD	74	(5.000%)(2)	09/17/58	12	—	12

See accompanying notes which are an integral part of this quarterly report.

182 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	Goldman Sachs	Sell	USD	90	3.000%(2)	05/11/63	(7)	(3)	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	500	3.000%(2)	05/11/63	(44)	(11)	(55)
CMBX NA Index	Goldman Sachs	Sell	USD	3,500	3.000%(2)	05/11/63	(440)	54	(386)
CMBX NA Index	Goldman Sachs	Sell	USD	146	3.000%(2)	05/11/63	(15)	(1)	(16)
CMBX NA Index	Goldman Sachs	Sell	USD	58	3.000%(2)	05/11/63	(9)	2	(7)
CMBX NA Index	Goldman Sachs	Sell	USD	9,000	3.000%(2)	05/11/63	(1,456)	465	(991)
CMBX NA Index	Goldman Sachs	Sell	USD	63	3.000%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000%(2)	05/11/63	(23)	8	(15)
CMBX NA Index	JPMorgan Chase	Sell	USD	397	3.000%(2)	05/11/63	(59)	15	(44)
CMBX NA Index	JPMorgan Chase	Sell	USD	104	3.000%(2)	05/11/63	(15)	4	(11)
CMBX NA Index	JPMorgan Chase	Sell	USD	195	3.000%(2)	05/11/63	(30)	9	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	2,471	3.000%(2)	05/11/63	(428)	156	(272)
CMBX NA Index	JPMorgan Chase	Sell	USD	80	3.000%(2)	05/11/63	(12)	3	(9)
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000%(2)	05/11/63	(23)	8	(15)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(15)	4	(11)
CMBX NA Index	JPMorgan Chase	Sell	USD	81	3.000%(2)	05/11/63	(12)	3	(9)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(15)	5	(10)
CMBX NA Index	JPMorgan Chase	Purchase	USD	519	(5.000%)(2)	01/17/47	81	(13)	68
CMBX NA Index	JPMorgan Chase	Purchase	USD	925	(5.000%)(2)	01/17/47	138	(16)	122
CMBX NA Index	JPMorgan Chase	Sell	USD	259	3.000%(2)	05/11/63	(41)	12	(29)
CMBX NA Index	JPMorgan Chase	Purchase	USD	148	(5.000%)(2)	01/17/47	21	(2)	19
CMBX NA Index	JPMorgan Chase	Sell	USD	186	3.000%(2)	05/11/63	(28)	7	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	26	3.000%(2)	05/11/63	(4)	1	(3)
CMBX NA Index	JPMorgan Chase	Purchase	USD	563	(5.000%)(2)	01/17/47	86	(12)	74
CMBX NA Index	JPMorgan Chase	Purchase	USD	240	(5.000%)(2)	01/17/47	43	(12)	31
CMBX NA Index	JPMorgan Chase	Sell	USD	190	3.000%(2)	05/11/63	(20)	(1)	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	82	3.000%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	JPMorgan Chase	Sell	USD	190	3.000%(2)	05/11/63	(20)	(1)	(21)
CMBX NA Index	JPMorgan Chase	Purchase	USD	190	(3.000%)(2)	01/17/47	14	(1)	13
CMBX NA Index	JPMorgan Chase	Sell	USD	57	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	JPMorgan Chase	Sell	USD	366	3.000%(2)	05/11/63	(35)	(6)	(41)
CMBX NA Index	JPMorgan Chase	Sell	USD	55	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	JPMorgan Chase	Sell	USD	196	3.000%(2)	05/11/63	(21)	(1)	(22)
CMBX NA Index	JPMorgan Chase	Sell	USD	24	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell	USD	670	3.000%(2)	05/11/63	(98)	25	(73)
CMBX NA Index	JPMorgan Chase	Purchase	USD	321	(5.000%)(2)	01/17/47	62	(20)	42
CMBX NA Index	JPMorgan Chase	Purchase	USD	105	(3.000%)(2)	01/17/47	9	(3)	6
CMBX NA Index	JPMorgan Chase	Sell	USD	183	5.000%(2)	05/11/63	(44)	8	(36)
CMBX NA Index	JPMorgan Chase	Purchase	USD	183	(5.000%)(2)	01/17/47	35	(11)	24
CMBX NA Index	JPMorgan Chase	Sell	USD	201	5.000%(2)	05/11/63	(42)	3	(39)
CMBX NA Index	JPMorgan Chase	Purchase	USD	190	(3.000%)(2)	01/17/47	14	(1)	13
CMBX NA Index	JPMorgan Chase	Sell	USD	987	3.000%(2)	05/11/63	(145)	36	(109)
CMBX NA Index	JPMorgan Chase	Purchase	USD	201	(5.000%)(2)	01/17/47	32	(5)	27
CMBX NA Index	JPMorgan Chase	Purchase	USD	366	(3.000%)(2)	01/17/47	22	2	24
CMBX NA Index	JPMorgan Chase	Sell	USD	83	3.000%(2)	05/11/63	(11)	2	(9)
CMBX NA Index	JPMorgan Chase	Sell	USD	43	3.000%(2)	05/11/63	(6)	1	(5)
CMBX NA Index	JPMorgan Chase	Sell	USD	149	3.000%(2)	05/11/63	(16)	—	(16)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 183

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	JPMorgan Chase	Sell	USD	152	3.000%(2)	05/11/63	(16)	(1)	(17)
CMBX NA Index	JPMorgan Chase	Sell	USD	22	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	JPMorgan Chase	Sell	USD	12,452	3.000%(2)	05/11/63	(1,462)	89	(1,373)
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(21)	4	(17)
CMBX NA Index	JPMorgan Chase	Sell	USD	534	3.000%(2)	05/11/63	(73)	14	(59)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(10)	—	(10)
CMBX NA Index	JPMorgan Chase	Sell	USD	28	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	JPMorgan Chase	Purchase	USD	106	(5.000%)(2)	09/17/58	17	—	17
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(17)	—	(17)
CMBX NA Index	JPMorgan Chase	Purchase	USD	235	(5.000%)(2)	01/17/47	46	(15)	31
CMBX NA Index	JPMorgan Chase	Purchase	USD	53	(5.000%)(2)	09/17/58	8	—	8
CMBX NA Index	Morgan Stanley	Sell	USD	551	3.000%(2)	05/11/63	(66)	6	(60)
CMBX NA Index	Morgan Stanley	Sell	USD	36	3.000%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell	USD	24	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Morgan Stanley	Purchase	USD	1,162	(5.000%)(2)	01/17/47	195	(42)	153
CMBX NA Index	Morgan Stanley	Sell	USD	15	3.000%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell	USD	28	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Morgan Stanley	Purchase	USD	77	(5.000%)(2)	09/17/58	12	—	12
CMBX NA Index	Morgan Stanley	Sell	USD	111	3.000%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	Morgan Stanley	Sell	USD	64	3.000%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	Morgan Stanley	Sell	USD	14	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	7	2.000%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell	USD	11	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	8	3.000%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell	USD	81	3.000%(2)	05/11/63	(12)	3	(9)
CMBX NA Index	Morgan Stanley	Sell	USD	360	5.000%(2)	05/11/63	(86)	15	(71)
CMBX NA Index	Morgan Stanley	Sell	USD	1,960	3.000%(2)	05/11/63	(290)	74	(216)
CMBX NA Index	Morgan Stanley	Sell	USD	358	5.000%(2)	05/11/63	(88)	17	(71)
CMBX NA Index	Morgan Stanley	Sell	USD	179	5.000%(2)	05/11/63	(44)	9	(35)
CMBX NA Index	Morgan Stanley	Purchase	USD	579	(5.000%)(2)	01/17/47	115	(39)	76
CMBX NA Index	Morgan Stanley	Purchase	USD	360	(5.000%)(2)	01/17/47	69	(21)	48
CMBX NA Index	Morgan Stanley	Purchase	USD	358	(5.000%)(2)	01/17/47	71	(24)	47
Total Open Credit Indices Contracts (å)							(6,835)	894	(5,941)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$2,380	$310	$—	$2,690
Corporate Bonds and Notes	—	154,693	—	—	154,693
International Debt	—	41,043	—	—	41,043
Loan Agreements	—	143,196	—	—	143,196

See accompanying notes which are an integral part of this quarterly report.

184 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Mortgage-Backed Securities	—	102,826	1,836	—	104,662
Options Purchased	565	695	—	—	1,260
Short-Term Investments	—	85,836	2,015	181,666	269,517
Total Investments	565	530,669	4,161	181,666	717,061

Other Financial Instruments
Assets
Futures Contracts	833	—	—	—	833
Foreign Currency Exchange Contracts	—	1,214	—	—	1,214
Total Return Swap Contracts	—	6	—	—	6
Interest Rate Swap Contracts	—	1,467	—	—	1,467
Credit Default Swap Contracts	—	1,734	—	—	1,734

Liabilities
Futures Contracts	(846)	—	—	—	(846)
Options Written	(908)	(372)	—	—	(1,280)
Foreign Currency Exchange Contracts	(2)	(310)	—	—	(312)
Total Return Swap Contracts	—	(6)	—	—	(6)
Interest Rate Swap Contracts	—	(959)	—	—	(959)
Credit Default Swap Contracts	—	(7,675)	—	—	(7,675)
Total Other Financial Instruments*	$(923)	$(4,901)	$—	$—	$(5,824)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	1,717
Belgium	2,925
Bermuda	3,927
Canada	15,863
Cayman Islands	4,377
Denmark	3,988
France	12,142
Germany	15,101
Ireland	2,162
Isle of Man	281

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 185

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Italy	4,915
Japan	997
Jersey	1,497
Luxembourg	5,397
Netherlands	2,239
Spain	4,678
United Kingdom	22,063
United States	612,792
Total Investments	717,061

See accompanying notes which are an integral part of this quarterly report.

186 Unconstrained Total Return Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 91.9%			2.150% due 07/15/21	2,000	1,989
Asset-Backed Securities - 7.5%			Series 2017-A3 Class A3
Access Group, Inc.			1.920% due 04/07/22	1,565	1,539
Series 2007-1 Class A4			Series 2017-A8 Class A8
1.427% due 01/25/23 (Ê)	1,102	1,081	1.860% due 08/08/22	2,000	1,956
Accredited Mortgage Loan Trust			Series 2017-A9 Class A9
Series 2006-1 Class A4			1.800% due 09/20/21	3,000	2,965
0.814% due 04/25/36 (Ê)	2,730	2,650	Conseco Finance Corp.
Series 2006-2 Class A4			Series 1996-4 Class M1
0.852% due 09/25/36 (Ê)	8,474	8,240	7.750% due 06/15/27 (~)(Ê)	1,696	1,733
ACE Securities Corp. Home Equity Loan			Conseco Finance Securitizations Corp.
Trust			Series 2001-4 Class A4
Series 2005-HE3 Class M2			7.360% due 08/01/32 (~)(Ê)	451	462
1.453% due 05/25/35 (Ê)	3,112	3,120	Countrywide Asset-Backed Certificates
ACE Securities Corp. Mortgage Loan			Series 2005-9 Class M1
Trust			1.511% due 01/25/36 (Ê)	5,781	5,773
Series 2007-D1 Class A2			Series 2006-S8 Class A3
6.336% due 02/25/38 (~)(Ê)(Þ)	4,054	3,756	5.555% due 04/25/36 (~)(Ê)	170	169
American Express Credit Account			Fieldstone Mortgage Investment Trust
Master Trust			Series 2004-4 Class M3
Series 2018-1 Class A			2.484% due 10/25/35 (Ê)	1,566	1,582
2.670% due 10/17/22	6,325	6,297	Ford Credit Auto Owner Trust
AmeriCredit Automobile Receivables			Series 2015-B Class A3
Trust			1.160% due 11/15/19	135	135
Series 2015-3 Class B			Series 2017-B Class A2B
2.080% due 09/08/20	3,397	3,394	1.130% due 05/15/20 (Ê)	2,132	2,131
Applebee's Funding LLC / IHOP
Funding LLC			Series 2018-A Class A2A
Series 2014-1 Class A2			2.590% due 02/15/21	4,625	4,621
4.277% due 09/05/44 (Þ)	1,638	1,620	GMACM Home Equity Loan Trust
			Series 2007-HE2 Class A2
BCAP LLC Trust			6.054% due 12/25/37 (~)(Ê)	1,556	1,518
Series 2010-RR7 Class 3A12
2.941% due 08/26/35 (~)(Ê)(Þ)	6,616	5,677	Series 2007-HE2 Class A3
			6.193% due 12/25/37 (~)(Ê)	399	389
Series 2011-R11 Class 15A1			Greenpoint Manufactured Housing
3.070% due 10/26/33 (~)(Å)(Ê)	1,546	1,568	Contract Trust
Series 2011-R11 Class 20A5			Series 2000-4 Class A3
3.094% due 03/26/35 (~)(Ê)(Þ)	345	346	3.010% due 08/21/31 (Ê)	6,125	6,099
Series 2014-RR3 Class 5A2			GSAA Trust
0.917% due 10/26/36 (~)(Ê)(Þ)	5,175	4,899	Series 2006-S1 Class 2M2
Blackbird Capital Aircraft Lease			5.850% due 08/25/34 (~)(Å)(Ê)	2,138	1,947
Securitization, Ltd.			GSAMP Trust
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ)	6,084	5,898	Series 2006-HE5 Class A2C
			0.742% due 08/25/36 (Ê)	3,734	3,582
BNC Mortgage Loan Trust			Hertz Vehicle Financing II, LP
Series 2007-1 Class A4
2.120% due 03/25/37 (Ê)	6,675	6,353	Series 2015-2A Class D
			4.930% due 09/25/19 (Þ)	1,901	1,902
CAL Funding III, Ltd.			Series 2016-4A Class D
Series 2017-1A Class A			6.030% due 07/25/22 (Þ)	2,841	2,833
3.620% due 06/25/42 (Þ)	4,682	4,575
			Hertz Vehicle Financing LLC
Capital One Multi-Asset Execution Trust			Series 2015-2A Class A
Series 2014-A3 Class A3			2.020% due 09/25/19 (Þ)	5,305	5,299
1.374% due 01/18/22 (Ê)	2,200	2,204
			Home Equity Asset Trust
Series 2016-A3 Class A3			Series 2005-9 Class M1
1.340% due 04/15/22	3,780	3,735	1.002% due 04/25/36 (Ê)	2,977	2,948
Cedar Funding VI CLO, Ltd.			Series 2006-3 Class M1
Series 2016-6A Class A1			0.982% due 07/25/36 (Ê)	3,950	3,913
2.352% due 10/20/28 (Ê)(Þ)	6,785	6,787
			Series 2006-4 Class 2A4
Centex Home Equity Loan Trust			0.872% due 08/25/36 (Ê)	5,028	4,999
Series 2006-A Class AV4
0.842% due 06/25/36 (Ê)	2,288	2,280	Honda Auto Receivables Owner Trust
			Series 2017-2 Class A2
Citibank Credit Card Issuance Trust			1.460% due 10/15/19	1,268	1,265
Series 2014-A1 Class A1
2.880% due 01/23/23	12,474	12,422	Series 2017-4 Class A2
Series 2014-A6 Class A6			1.800% due 01/21/20	1,684	1,679

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 187

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-1 Class A2			Nissan Auto Receivables Owner Trust
2.360% due 06/15/20	800	799	Series 2017-A Class A2B
HSI Asset Securitization Corp. Trust			1.037% due 01/15/20 (Ê)	2,159	2,159
Series 2006-OPT3 Class 2A			Option One Mortgage Loan Trust
0.961% due 02/25/36 (Ê)	1,528	1,527	Series 2007-FXD1 Class 3A4
Series 2007-WF1 Class 2A4			5.860% due 01/25/37 (~)(Ê)	6,106	6,051
0.842% due 05/25/37 (Ê)	9,069	8,769	PFCA Home Equity Investment Trust
Hyundai Auto Receivables Trust			Series 2003-IFC6 Class A
Series 2015-C Class A3			5.500% due 04/22/35 (~)(Ê)(Þ)	1,767	1,775
1.460% due 02/18/20	502	501	Popular ABS Mortgage Pass-Through
Irwin Home Equity Loan Trust			Trust
Series 2006-1 Class 2A3			Series 2006-D Class A3
5.770% due 09/25/35 (~)(Å)(Ê)	1,962	1,990	0.852% due 11/25/46 (Ê)	5,455	5,330
Series 2007-1 Class 2A2			RAMP Trust
5.960% due 08/25/37 (~)(Å)(Ê)	728	729	Series 2006-RZ1 Class M4
IXIS Real Estate Capital Trust			1.162% due 03/25/36 (Ê)	5,000	4,797
Series 2006-HE1 Class A3			Renaissance Home Equity Loan Trust
0.992% due 03/25/36 (Ê)	1,518	1,023	Series 2006-1 Class AF6
Series 2006-HE1 Class A4			5.746% due 05/25/36 (~)(Ê)	1,347	962
1.192% due 03/25/36 (Ê)	4,122	2,807	Santander Drive Auto Receivables Trust
Series 2006-HE2 Class A3			Series 2014-4 Class C
0.752% due 08/25/36 (Ê)	592	245	2.600% due 11/16/20	323	323
Series 2006-HE2 Class A4			Series 2015-3 Class C
0.852% due 08/25/36 (Ê)	4,891	2,048	2.740% due 01/15/21	2,745	2,745
Series 2007-HE1 Class A3			SBA Small Business Investment Cos.
0.752% due 05/25/37 (Ê)	6,446	2,321	Series 2018-10A Class 1
			3.187% due 03/10/28	1,440	1,425
LCM XXII, Ltd.			Securitized Asset-Backed Receivables
Series 2016-22A Class A1
2.636% due 10/20/28 (Ê)(Þ)	7,523	7,567	LLC Trust
			Series 2007-BR5 Class A2A
LCM XXV, Ltd.			0.722% due 05/25/37 (Ê)	2,956	2,254
Series 2017-25A Class A
2.524% due 07/20/30 (Ê)(Þ)	5,278	5,283	Shackleton CLO, Ltd.
Lehman ABS Manufactured Housing			Series 2018-4RA Class A1A
Contract Trust			3.337% due 04/13/31 (Ê)(Þ)	5,390	5,378
Series 2001-B Class A6			SLM Private Credit Student Loan Trust
6.467% due 04/15/40 (~)(Ê)	94	95	Series 2005-B Class A4
Series 2001-B Class M1			1.180% due 06/15/39 (Ê)	1,880	1,836
6.630% due 04/15/40 (~)(Ê)	1,615	1,706	SLM Student Loan Trust
Long Beach Mortgage Loan Trust			Series 2006-10 Class A6
Series 2004-1 Class M1			1.895% due 03/25/44 (Ê)	7,830	7,567
1.741% due 02/25/34 (Ê)	3,032	3,036	Series 2008-6 Class A4
Madison Park Funding XXVI, Ltd.			2.467% due 07/25/23 (Ê)	846	851
Series 2017-26A Class AR			SoFi Professional Loan Program LLC
3.539% due 07/29/30 (Ê)(Þ)	4,180	4,185	Series 2017-E Class A2A
Mastr Asset Backed Securities Trust			1.860% due 11/26/40 (Þ)	2,327	2,296
Series 2006-HE5 Class A3			Series 2017-F Class A2FX
0.752% due 11/25/36 (Ê)	3,055	2,162	2.840% due 01/25/41 (Þ)	8,344	8,131
Merrill Lynch Mortgage Investors Trust			Series 2018-A Class A2A
Series 2006-FF1 Class M4			2.390% due 02/25/42 (Þ)	2,011	1,994
0.962% due 08/25/36 (Ê)	5,348	5,302	Series 2018-A Class A2B
Mid-State Capital Corp. Trust			2.950% due 02/25/42 (Þ)	8,344	8,143
Series 2005-1 Class A			Series 2018-B Class A1FX
5.745% due 01/15/40	1,420	1,529	2.640% due 08/26/47 (Þ)	5,223	5,195
Nationstar Home Equity Loan Trust			Soundview Home Loan Trust
Series 2006-B Class M1			Series 2005-4 Class M2
9.220% due 09/25/36 (Ê)	5,340	5,146	1.062% due 03/25/36 (Ê)	3,870	3,839
Series 2007-A Class AV4			Series 2007-1 Class A3
0.822% due 03/25/37 (Ê)	3,452	3,420	7.000% due 02/25/38 (~)(Ê)(Þ)	6,949	6,572
Navient Student Loan Trust			Structured Asset Investment Loan Trust
Series 2017-3A Class A3			Series 2005-HE3 Class M1
2.288% due 07/26/66 (Ê)(Þ)	1,570	1,606	1.254% due 09/25/35 (Ê)	5,263	5,245
Newcastle Mortgage Securities Trust			Series 2006-2 Class A3
Series 2006-1 Class M3			0.626% due 04/25/36 (Ê)	1,597	1,587
0.982% due 03/25/36 (Ê)	5,600	5,450

See accompanying notes which are an integral part of this quarterly report.

188 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Structured Asset Securities Corp.			Series 4658
Mortgage Loan Trust			2.350% due 11/22/19	665	661
Series 2006-BC2 Class A3			Series WI
0.742% due 09/25/36 (Ê)	2,707	2,638	3.250% due 04/15/23	1,410	1,397
Series 2006-BC5 Class A4			AbbVie, Inc.
0.762% due 12/25/36 (Ê)	1,949	1,902	2.500% due 05/14/20	1,774	1,754
Series 2006-BC6 Class A4			2.300% due 05/14/21	1,536	1,494
0.762% due 01/25/37 (Ê)	4,247	4,154	3.600% due 05/14/25	1,400	1,364
Series 2006-WF3 Class A4			Aetna, Inc.
0.902% due 09/25/36 (Ê)	3,375	3,367	2.800% due 06/15/23	1,200	1,150
Series 2007-BC1 Class A4			Albertsons, Inc.
0.722% due 02/25/37 (Ê)	6,683	6,594	7.450% due 08/01/29	140	116
Textainer Marine Containers V, Ltd.			Alcoa, Inc.
Series 2017-2A Class A			6.750% due 01/15/28	215	210
3.520% due 06/20/42 (Þ)	5,039	4,909	Allegheny Technologies, Inc.
Towd Point Mortgage Trust			5.950% due 01/15/21	475	482
Series 2015-2 Class 1A12			Allergan, Inc.
2.750% due 11/25/60 (~)(Ê)(Þ)	1,770	1,734	2.800% due 03/15/23	1,453	1,377
Series 2016-3 Class A1			Allison Transmission, Inc.
2.250% due 04/25/56 (~)(Ê)(Þ)	2,168	2,115	5.000% due 10/01/24 (Þ)	570	560
Series 2017-3 Class A1			Ally Financial, Inc.
2.750% due 06/25/57 (~)(Ê)(Þ)	4,182	4,079	8.000% due 11/01/31	884	1,065
Series 2017-4 Class A1			Alphabet, Inc.
2.750% due 06/25/57 (~)(Ê)(Þ)	2,075	2,019	3.625% due 05/19/21	1,365	1,392
Toyota Auto Receivables Owner Trust			Altria Group, Inc.
Series 2016-C Class A3			9.250% due 08/06/19	1,603	1,703
1.140% due 08/17/20	3,482	3,455	4.750% due 05/05/21	1,395	1,450
Series 2017-A Class A2A			2.850% due 08/09/22	810	792
1.420% due 09/16/19	659	658
Triton Container Finance IV LLC			9.950% due 11/10/38	515	807
Series 2017-2A Class A			10.200% due 02/06/39	2,685	4,281
3.620% due 08/20/42 (Þ)	3,965	3,890	Amazon. com, Inc.
Triton Container Finance LLC			4.950% due 12/05/44	400	453
Series 2017-1A Class A			Series WI
3.520% due 06/20/42 (Þ)	1,804	1,762	1.900% due 08/21/20	1,433	1,404
United States Small Business			5.200% due 12/03/25	2,295	2,531
Administration			3.150% due 08/22/27	630	606
Series 2017-20D Class 1			3.875% due 08/22/37	270	267
2.840% due 04/01/37	346	329	4.050% due 08/22/47	340	337
Upstart Securitization Trust			American Airlines, Inc. Pass-Through
Series 2017-2 Class A			Certificates Trust
2.508% due 03/20/25 (Þ)	492	490	Series 2011-1 Class A
Wells Fargo Home Equity Asset-Backed			5.250% due 01/31/21	1,024	1,058
Securities Trust			Series 2013-2 Class A
Series 2005-3 Class M4			4.950% due 01/15/23	3,679	3,782
1.581% due 11/25/35 (Ê)	3,283	3,293	American Axle & Manufacturing, Inc.
		353,419	6.625% due 10/15/22	237	243
Corporate Bonds and Notes - 20.7%			American Express Co.
21st Century Fox America, Inc.			2.200% due 10/30/20	5,580	5,456
8.450% due 08/01/34	735	1,077	2.969% due 02/27/23 (Ê)	1,750	1,752
6.400% due 12/15/35	745	932	3.700% due 08/03/23	3,360	3,357
6.650% due 11/15/37	200	261	3.000% due 10/30/24	3,610	3,451
6.900% due 08/15/39	3,863	5,147	American Express Credit Corp.
3M Co.			2.375% due 05/26/20	410	405
1.625% due 09/19/21	1,431	1,365	Series F
ABB Finance (USA), Inc.			2.600% due 09/14/20	5,515	5,452
2.800% due 04/03/20	1,130	1,127	American Honda Finance Corp.
ABB Treasury Center, Inc.			2.713% due 11/05/21 (Ê)	1,830	1,834
4.000% due 06/15/21 (Þ)	1,321	1,344	Series MTN
Abbott Laboratories			2.695% due 02/14/20 (Ê)	4,500	4,510
3.750% due 11/30/26	620	616	American International Group, Inc.
4.750% due 11/30/36	300	322	6.400% due 12/15/20	5,180	5,542
4.900% due 11/30/46	530	583	3.750% due 07/10/25	540	527

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 189

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American Tower Trust			Athene Global Funding
3.070% due 03/15/23 (Þ)	1,825	1,786	2.750% due 04/20/20 (Þ)	4,825	4,758
Amgen, Inc.			AutoNation, Inc.
2.125% due 05/01/20	90	89	3.800% due 11/15/27	3,230	3,022
3.625% due 05/22/24	100	100	AXA Equitable Holdings, Inc.
6.400% due 02/01/39	1,555	1,882	5.000% due 04/20/48 (Þ)	2,105	2,015
5.375% due 05/15/43	1,135	1,216	BAC Capital Trust XIV
4.400% due 05/01/45	500	492	Series G
Anadarko Petroleum Corp.			4.000% due 09/29/49 (Ê)(ƒ)	500	433
4.850% due 03/15/21	650	669	Ball Corp.
5.550% due 03/15/26	120	130	5.250% due 07/01/25	720	738
6.450% due 09/15/36	3,432	4,022	Bank of America Corp.
4.500% due 07/15/44	750	713	2.151% due 11/09/20	1,509	1,474
6.600% due 03/15/46	470	579	2.328% due 10/01/21 (Ê)	1,740	1,701
Anheuser-Busch InBev Finance, Inc.			3.550% due 03/05/24 (Ê)	710	702
2.650% due 02/01/21	5,129	5,067	3.366% due 01/23/26 (Ê)	4,450	4,297
3.300% due 02/01/23	3,330	3,304	4.250% due 10/22/26	1,150	1,140
3.650% due 02/01/26	820	806	6.110% due 01/29/37	1,715	2,011
4.900% due 02/01/46	390	406	5.000% due 01/21/44	300	322
Anheuser-Busch InBev Worldwide, Inc.			Series AA
3.750% due 01/15/22	1,335	1,353	6.100% due 12/31/49 (Ê)(ƒ)	290	302
4.000% due 04/13/28	570	570	Series FF
4.375% due 04/15/38	1,485	1,474	5.875% due 12/31/99 (Ê)(ƒ)	1,485	1,473
4.750% due 04/15/58	3,480	3,505	Series GMTN
Anthem, Inc.			3.007% due 07/21/21 (Ê)	3,000	3,016
2.500% due 11/21/20	1,850	1,822	3.300% due 01/11/23	2,100	2,072
3.700% due 08/15/21	250	252	4.450% due 03/03/26	160	161
3.125% due 05/15/22	200	197	3.500% due 04/19/26	5,860	5,679
2.950% due 12/01/22	370	360	3.593% due 07/21/28 (Ê)	180	171
3.350% due 12/01/24	170	164	Series WI
3.650% due 12/01/27	530	505	3.004% due 12/20/23 (Ê)	267	259
5.950% due 12/15/34	1,000	1,112	3.419% due 12/20/28 (Ê)	3,693	3,463
Aon Corp.			Series X
8.205% due 01/01/27	1,109	1,351	6.250% due 09/29/49 (Ê)(ƒ)	130	135
Apache Corp.			Bank of New York Mellon Corp. (The)
3.250% due 04/15/22	100	99	2.600% due 08/17/20	1,205	1,194
5.100% due 09/01/40	900	899	2.450% due 11/27/20	1,496	1,470
4.750% due 04/15/43	180	173	2.200% due 08/16/23	1,860	1,748
4.250% due 01/15/44	120	107	Bank One Capital III
			8.750% due 09/01/30	1,527	2,083
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ)	885	874	Barrick NA Finance LLC
4.400% due 05/27/26 (Þ)	1,470	1,463	5.700% due 05/30/41	600	655
			BAT Capital Corp.
5.000% due 03/15/48 (Þ)	2,910	2,815	2.297% due 08/14/20 (Þ)	1,291	1,266
Apple, Inc.			3.557% due 08/15/27 (Þ)	1,630	1,534
2.000% due 11/13/20	420	412	4.540% due 08/15/47 (Þ)	720	683
2.400% due 05/03/23	1,455	1,404
2.450% due 08/04/26	1,750	1,617	Bayer US Finance II LLC
			3.500% due 06/25/21 (Þ)	3,415	3,422
Arconic, Inc.			4.375% due 12/15/28 (Þ)	1,660	1,681
5.400% due 04/15/21	705	718	4.875% due 06/25/48 (Þ)	1,790	1,849
5.900% due 02/01/27	239	239
5.950% due 02/01/37	42	41	Bayer US Finance LLC
			3.375% due 10/08/24 (Þ)	3,290	3,179
AT&T, Inc.			BB&T Corp.
3.000% due 02/15/22	250	245	5.250% due 11/01/19	1,232	1,264
3.800% due 03/01/24	1,780	1,763	Beacon Escrow Corp.
3.400% due 05/15/25	90	85	4.875% due 11/01/25 (Þ)	140	130
4.250% due 03/01/27	2,670	2,642	Becton Dickinson and Co.
4.300% due 02/15/30 (Þ)	3,558	3,393	2.894% due 06/06/22	2,920	2,834
8.250% due 11/15/31 (Þ)	1,044	1,351	3.363% due 06/06/24	820	791
6.550% due 02/15/39	1,173	1,327	3.734% due 12/15/24	1,346	1,319
4.800% due 06/15/44	990	911	4.685% due 12/15/44	100	98
4.350% due 06/15/45	480	415	Berkshire Hathaway Energy Co.

See accompanying notes which are an integral part of this quarterly report.

190 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.500% due 09/15/37	918	1,156	5.625% due 02/15/21	140	143
Series WI			6.125% due 02/15/24	250	263
3.500% due 02/01/25	1,377	1,358	CenturyLink, Inc.
Berkshire Hathaway Finance Corp.			Series T
4.300% due 05/15/43	1,326	1,348	5.800% due 03/15/22	300	300
Berkshire Hathaway, Inc.			CF Industries, Inc.
3.125% due 03/15/26	1,280	1,242	5.150% due 03/15/34	490	453
BGC Partners, Inc.			4.950% due 06/01/43	119	101
5.375% due 12/09/19	1,243	1,271	5.375% due 03/15/44	3,025	2,685
5.375% due 07/24/23 (Þ)	595	593	Charter Communications Operating LLC
Blue Cube Spinco, Inc.			/ Charter Communications Operating
Series WI			Capital
10.000% due 10/15/25	850	985	5.375% due 04/01/38	550	544
BMW US Capital LLC			5.750% due 04/01/48	20	20
1.850% due 09/15/21 (Þ)	80	76	Series WI
3.450% due 04/12/23 (Þ)	2,020	1,995	3.579% due 07/23/20	440	441
Boeing Co. (The)			4.908% due 07/23/25	3,485	3,550
4.875% due 02/15/20	700	722	4.200% due 03/15/28	370	354
Braskem America Finance Co.			6.384% due 10/23/35	3,540	3,835
7.125% due 07/22/41 (Þ)	70	81	6.484% due 10/23/45	3,825	4,162
Brighthouse Financial, Inc.			6.834% due 10/23/55	1,173	1,284
Series WI			Cheniere Corpus Christi Holdings LLC
3.700% due 06/22/27	2,230	2,019	Series WI
Brinker International, Inc.			5.125% due 06/30/27	280	281
3.875% due 05/15/23	270	254	Cheniere Energy Partners, LP
Broadcom Corp. / Broadcom Cayman			Series WI
Finance, Ltd.			5.250% due 10/01/25	2,485	2,473
Series WI			Chesapeake Energy Corp.
3.125% due 01/15/25	350	322	6.125% due 02/15/21	310	317
3.875% due 01/15/27	4,470	4,187	8.000% due 12/15/22 (Þ)	16	17
Burlington Northern Santa Fe LLC			5.750% due 03/15/23	30	29
3.250% due 06/15/27	1,414	1,370	Chevron Corp.
4.150% due 04/01/45	705	705	2.419% due 11/17/20	1,418	1,403
Campbell Soup Co.			2.801% due 03/03/22 (Ê)	1,000	1,011
2.971% due 03/15/21 (Ê)	675	676	2.954% due 05/16/26	520	498
Cardinal Health, Inc.			Chubb INA Holdings, Inc.
2.616% due 06/15/22	240	230	2.300% due 11/03/20	150	147
3.079% due 06/15/24	300	283	3.350% due 05/03/26	260	253
Carlyle Holdings II Finance LLC			Cigna Corp.
5.625% due 03/30/43 (Þ)	1,000	1,019	3.050% due 10/15/27	2,290	2,088
Caterpillar Financial Services Corp.			Cintas Corp. No. 2
2.571% due 03/15/21 (Ê)	4,500	4,506	2.900% due 04/01/22	320	314
Series GMTN			3.700% due 04/01/27	340	336
1.850% due 09/04/20	1,376	1,343
			Cisco Systems, Inc.
Series WI			1.400% due 09/20/19	1,945	1,918
1.931% due 10/01/21	2,305	2,213	2.450% due 06/15/20	1,420	1,409
CBL & Associates Limited Partnership
5.250% due 12/01/23	570	504	CIT Group, Inc.
			5.250% due 03/07/25	200	205
CBS Corp.
7.875% due 07/30/30	2,246	2,791	Citibank NA
CCO Holdings LLC / CCO Holdings			Series BKNT
Capital Corp.			3.400% due 07/23/21	6,015	6,008
5.375% due 05/01/25 (Þ)	760	747	Citigroup Capital III
Series DMTN			7.625% due 12/01/36	1,855	2,362
5.000% due 02/01/28 (Þ)	190	178	Citigroup, Inc.
Celgene Corp.			4.450% due 09/29/27	4,210	4,160
2.250% due 08/15/21	350	338	8.125% due 07/15/39	2,110	3,054
3.550% due 08/15/22	200	199	5.300% due 05/06/44	671	700
3.900% due 02/20/28	2,845	2,754	4.650% due 07/30/45	1,189	1,212
5.000% due 08/15/45	480	482	4.750% due 05/18/46	110	108
Centene Corp.			4.650% due 07/23/48	2,310	2,348
4.750% due 05/15/22	280	283	Series P
Series WI			5.950% due 12/31/49 (Ê)(ƒ)	1,900	1,919

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 191

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Citizens Financial Group, Inc.			Danaher Corp.
2.375% due 07/28/21	2,695	2,598	2.400% due 09/15/20	1,480	1,456
CME Group, Inc.			DaVita HealthCare Partners, Inc.
5.300% due 09/15/43	200	236	5.000% due 05/01/25	10	9
CNH Industrial Capital LLC			DCP Midstream LLC
3.875% due 10/15/21	1,315	1,308	6.750% due 09/15/37 (Þ)	703	756
CNOOC Finance USA LLC			DCP Midstream Operating, LP
3.500% due 05/05/25	1,300	1,252	5.600% due 04/01/44	175	167
Coca-Cola Co. (The)			Deere & Co.
3.300% due 09/01/21	1,375	1,387	4.375% due 10/16/19	1,308	1,331
Columbia Pipeline Group, Inc.			Delhaize America, Inc.
Series WI			9.000% due 04/15/31	809	1,091
4.500% due 06/01/25	1,252	1,256	Dell International LLC / EMC Corp.
Comcast Cable Communications			4.420% due 06/15/21 (Þ)	620	629
Holdings, Inc.			7.125% due 06/15/24 (Þ)	630	677
9.455% due 11/15/22	981	1,201	8.350% due 07/15/46 (Þ)	5,240	6,453
Comcast Corp.			Dell, Inc.
3.600% due 03/01/24	1,439	1,425	4.625% due 04/01/21	532	539
3.375% due 08/15/25	200	194	Delta Air Lines Pass-Through Trust
3.200% due 07/15/36	120	103	Series 071A Class A
6.550% due 07/01/39	2,530	3,107	6.821% due 08/10/22	2,587	2,811
Series WI			Series 2002-1 Class G-1
3.999% due 11/01/49	207	187	6.718% due 01/02/23	316	337
Commonwealth Edison Co.			Delta Air Lines, Inc.
2.550% due 06/15/26	1,520	1,393	2.875% due 03/13/20	1,288	1,277
Concho Resources, Inc.			Deutsche Bank AG
4.300% due 08/15/28	340	341	2.700% due 07/13/20	1,371	1,340
Constellation Brands, Inc.			Devon Energy Corp.
4.750% due 11/15/24	1,623	1,691	5.850% due 12/15/25	2,550	2,817
Continental Resources, Inc.			5.000% due 06/15/45	1,150	1,189
4.500% due 04/15/23	550	560	Devon Financing Co. LLC
Series WI			7.875% due 09/30/31	1,100	1,415
4.375% due 01/15/28	50	50	Diageo Investment Corp.
Costco Wholesale Corp.			2.875% due 05/11/22	600	591
2.150% due 05/18/21	1,299	1,271	Diamond 1 Finance Corp. / Diamond 2
Cott Holdings, Inc.			Finance Corp
Series 144a			8.100% due 07/15/36 (Þ)	1,420	1,684
5.500% due 04/01/25 (Þ)	260	250	Diamond Offshore Drilling, Inc.
Cox Communications, Inc.			4.875% due 11/01/43	178	128
3.250% due 12/15/22 (Þ)	1,200	1,162	Digital Realty Trust, LP
6.450% due 12/01/36 (Þ)	3,135	3,453	Series WI
Crown Castle International Corp.			3.400% due 10/01/20	1,271	1,269
5.250% due 01/15/23	1,312	1,376	Discovery Communications LLC
CVS Health Corp.			5.625% due 08/15/19	1,453	1,490
3.350% due 03/09/21	280	280	6.350% due 06/01/40	2,896	3,194
2.750% due 12/01/22	600	577	DISH DBS Corp.
3.700% due 03/09/23	3,650	3,627	Series WI
4.100% due 03/25/25	460	459	5.875% due 11/15/24	735	613
3.875% due 07/20/25	880	868	7.750% due 07/01/26	50	44
2.875% due 06/01/26	985	901	Dominion Energy, Inc.
4.300% due 03/25/28	8,220	8,189	2.579% due 07/01/20	1,282	1,263
4.780% due 03/25/38	2,900	2,918	Dominion Resources, Inc.
5.125% due 07/20/45	710	739	7.000% due 06/15/38	150	190
5.050% due 03/25/48	2,325	2,409	Domtar Corp.
DAE Funding LLC			6.750% due 02/15/44	1,141	1,203
4.500% due 08/01/22 (Þ)	132	130	Dow Chemical Co. (The)
5.000% due 08/01/24 (Þ)	130	128	3.500% due 10/01/24	1,392	1,360
Daimler Finance NA LLC			Dresdner Funding Trust I
1.750% due 10/30/19 (Þ)	3,850	3,788	8.151% due 06/30/31 (Þ)	350	433
2.300% due 01/06/20 (Þ)	5,740	5,658	Duke Energy Carolinas LLC
			5.300% due 02/15/40	200	231
2.450% due 05/18/20 (Þ)	150	148	4.250% due 12/15/41	100	101
3.350% due 05/04/21 (Þ)	8,015	7,972	Duke Energy Corp.

See accompanying notes which are an integral part of this quarterly report.

192 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.750% due 04/15/24	1,412	1,411	Series C
Eaton Corp.			7.375% due 11/15/31	1,900	2,461
2.750% due 11/02/22	1,000	970	4.850% due 07/15/47	180	185
4.150% due 11/02/42	250	242	Ford Motor Credit Co. LLC
eBay, Inc.			3.157% due 08/04/20	1,750	1,737
2.823% due 08/01/19 (Ê)	1,725	1,729	3.200% due 01/15/21	200	197
Ecolab, Inc.			5.875% due 08/02/21	650	685
4.350% due 12/08/21	1,494	1,544	Freeport-McMoRan, Inc.
Edgewell Personal Care Co.			3.550% due 03/01/22	600	581
4.700% due 05/19/21	462	462	6.875% due 02/15/23	70	75
EI du Pont de Nemours & Co.			4.550% due 11/14/24	848	820
4.900% due 01/15/41	1,215	1,261	5.400% due 11/14/34	270	248
Eli Lilly & Co.			5.450% due 03/15/43	6,288	5,584
3.100% due 05/15/27	260	251	Fresenius Medical Care US Finance II,
Embarq Corp.			Inc.
7.995% due 06/01/36	541	509	5.875% due 01/31/22 (Þ)	1,239	1,311
Energy Transfer Partners, LP			GE Capital International Funding Co.
4.050% due 03/15/25	2,330	2,274	Unlimited Co.
6.050% due 06/01/41	1,718	1,775	Series WI
Series 10Y			4.418% due 11/15/35	1,000	973
4.950% due 06/15/28	90	92	General Electric Co.
EnLink Midstream Partners LP			5.300% due 02/11/21	2,090	2,187
5.050% due 04/01/45	3,200	2,658	4.500% due 03/11/44	800	786
5.450% due 06/01/47	995	854	Series GMTN
Enterprise Products Operating LLC			5.500% due 01/08/20	50	52
5.950% due 02/01/41	1,190	1,376	3.100% due 01/09/23	679	666
Series A			6.150% due 08/07/37	583	685
6.051% due 08/01/66 (Ê)	1,890	1,893	6.875% due 01/10/39	1,780	2,247
EOG Resources, Inc.			General Mills, Inc.
2.450% due 04/01/20	680	672	3.150% due 12/15/21	1,398	1,382
4.150% due 01/15/26	200	205	General Motors Co.
Equifax, Inc.			4.875% due 10/02/23	2,850	2,923
Series 5Y			6.250% due 10/02/43	450	470
3.950% due 06/15/23	3,055	3,042	General Motors Financial Co. , Inc.
Equities Midstream Partners, LP			2.450% due 11/06/20	170	166
Series 10Y			4.375% due 09/25/21	150	152
5.500% due 07/15/28	3,480	3,551	3.450% due 04/10/22	1,775	1,747
Exelon Corp.			4.250% due 05/15/23	100	100
2.850% due 06/15/20	2,590	2,565	Genworth Holdings, Inc.
Exelon Generation Co. LLC			7.200% due 02/15/21	490	509
2.950% due 01/15/20	1,351	1,344	4.900% due 08/15/23	180	163
Exxon Mobil Corp.			Gilead Sciences, Inc.
2.222% due 03/01/21	1,390	1,366	2.550% due 09/01/20	3,130	3,097
3.043% due 03/01/26	450	438	3.650% due 03/01/26	170	169
4.114% due 03/01/46	250	257	4.750% due 03/01/46	615	649
Farmers Exchange Capital III			GlaxoSmithKline Capital, Inc.
5.454% due 10/15/54 (Ê)(Þ)	2,235	2,252	2.800% due 03/18/23	1,415	1,380
FedEx Corp.			3.375% due 05/15/23	2,405	2,396
4.500% due 02/01/65	1,518	1,386	Glencore Funding LLC
Fifth Third Bank			2.875% due 04/16/20 (Þ)	120	118
Series BKNT			4.125% due 05/30/23 (Þ)	280	276
2.875% due 10/01/21	2,370	2,333	4.000% due 03/27/27 (Þ)	820	770
First Data Corp.			GLP Capital, LP / GLP Financing II, Inc.
5.375% due 08/15/23 (Þ)	500	507	5.375% due 11/01/23	550	568
First Niagara Financial Group, Inc.			Goldman Sachs Capital I
6.750% due 03/19/20	1,245	1,308	6.345% due 02/15/34	270	320
First Union Capital II			Goldman Sachs Capital II
Series A			4.000% due 06/01/43 (Ê)(ƒ)	17	14
7.950% due 11/15/29	1,575	1,947	Goldman Sachs Group, Inc. (The)
FirstEnergy Corp.			5.250% due 07/27/21	1,900	1,991
Series B			3.850% due 07/08/24	1,445	1,436
4.250% due 03/15/23	700	710
3.900% due 07/15/27	770	751	4.250% due 10/21/25	1,410	1,401

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 193

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.491% due 05/15/26 (Ê)	950	943	Jackson National Life Global Funding
3.500% due 11/16/26	590	560	2.637% due 04/27/20 (Ê)(Þ)	15,400	15,398
4.223% due 05/01/29 (Ê)	4,310	4,263	Series 144a
6.750% due 10/01/37	3,101	3,794	2.600% due 12/09/20 (Þ)	1,340	1,318
6.250% due 02/01/41	1,100	1,328	JC Penney Corp. , Inc.
5.150% due 05/22/45	170	176	7.400% due 04/01/37	525	302
4.750% due 10/21/45	1,000	1,023	Jefferies Group LLC
Series 60MO			6.500% due 01/20/43	1,223	1,257
3.272% due 09/29/25 (Ê)	4,075	3,909	John Deere Capital Corp.
Series D			2.375% due 07/14/20	1,361	1,344
6.000% due 06/15/20	1,875	1,965	Series DMTN
Series GMTN			2.350% due 01/08/21	965	950
4.089% due 10/28/27 (Ê)	1,420	1,462	Series MTN
Great Plains Energy, Inc.			2.801% due 09/08/22 (Ê)	4,245	4,249
5.292% due 06/15/22 (~)(Ê)	3,855	4,024	Johnson & Johnson
Halliburton Co.			1.650% due 03/01/21	1,520	1,480
3.800% due 11/15/25	500	497	2.250% due 03/03/22	2,200	2,145
4.850% due 11/15/35	700	736	3.625% due 03/03/37	350	342
Harris Corp.			JPMorgan Chase & Co.
4.400% due 06/15/28	1,510	1,530	2.750% due 06/23/20	2,755	2,735
4.854% due 04/27/35	250	257	4.400% due 07/22/20	1,363	1,394
5.054% due 04/27/45	260	274	2.550% due 03/01/21	3,500	3,436
HCA, Inc.			2.877% due 03/09/21 (Ê)	10,410	10,443
5.375% due 02/01/25	160	162	4.350% due 08/15/21	900	922
5.250% due 04/15/25	250	255	3.875% due 09/10/24	5,085	5,038
4.500% due 02/15/27	70	68	4.125% due 12/15/26	1,600	1,588
5.500% due 06/15/47	90	85	4.250% due 10/01/27	210	209
Hewlett Packard Enterprise Co.			4.203% due 07/23/29 (Ê)	480	481
2.100% due 10/04/19 (Þ)	2,235	2,208	6.400% due 05/15/38	548	683
Home Depot, Inc. (The)			4.950% due 06/01/45	700	736
2.625% due 06/01/22	1,426	1,405	JPMorgan Chase Bank NA
Honeywell International, Inc.			Series BKNT
1.850% due 11/01/21	1,531	1,471	1.650% due 09/23/19	1,302	1,284
HSBC Bank NA			KGS-Alpha Capital Markets, LP
Series BKNT			1.000% due 07/25/28	3,040	3,061
4.875% due 08/24/20	300	309	Kinder Morgan Energy Partners, LP
5.875% due 11/01/34	2,665	3,048	3.500% due 03/01/21	160	160
Humana, Inc.			7.500% due 11/15/40	1,130	1,379
3.150% due 12/01/22	100	98	Kinder Morgan, Inc.
3.950% due 03/15/27	330	326	4.300% due 03/01/28	950	942
4.625% due 12/01/42	150	151	5.550% due 06/01/45	745	782
4.950% due 10/01/44	120	126	KKR Group Finance Co. II LLC
4.800% due 03/15/47	30	31	5.500% due 02/01/43 (Þ)	50	52
IBM Credit LLC			KKR Group Finance Co. III LLC
1.800% due 01/20/21	1,529	1,482	5.125% due 06/01/44 (Þ)	2,460	2,460
2.608% due 01/20/21 (Ê)	4,000	4,020	Kohl's Corp.
Industrial & Commercial Bank of China,			5.550% due 07/17/45	3,870	3,755
Ltd.			Kraft Heinz Foods Co.
3.231% due 11/13/19	1,448	1,440	4.000% due 06/15/23	30	30
Intel Corp.			4.875% due 02/15/25 (Þ)	5,634	5,746
3.300% due 10/01/21	1,445	1,455	4.625% due 01/30/29	1,360	1,360
2.875% due 05/11/24	2,390	2,321	6.875% due 01/26/39	1,440	1,712
3.700% due 07/29/25	150	152	5.000% due 06/04/42	80	78
Series WI			Series WI
3.734% due 12/08/47	108	104	3.500% due 07/15/22	170	169
International Business Machines Corp.			3.950% due 07/15/25	10	10
2.250% due 02/19/21	1,395	1,370	3.000% due 06/01/26	380	348
International Lease Finance Corp.			5.000% due 07/15/35	1,487	1,477
5.875% due 08/15/22	1,370	1,458	5.200% due 07/15/45	150	149
International Paper Co.			Kroger Co. (The)
8.700% due 06/15/38	1,395	1,957	5.150% due 08/01/43	150	150
5.150% due 05/15/46	1,318	1,364	L Brands, Inc.

See accompanying notes which are an integral part of this quarterly report.

194 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.950% due 03/01/33	249	214	3.450% due 08/08/36	20	19
L3 Technologies, Inc.			3.750% due 02/12/45	1,000	982
3.850% due 06/15/23	1,345	1,344	MidAmerican Energy Co.
Lamb Weston Holdings, Inc.			3.500% due 10/15/24	2,891	2,897
4.875% due 11/01/26 (Þ)	350	344	Mondelez International, Inc.
Land O' Lakes, Inc.			3.625% due 05/07/23	1,380	1,374
6.000% due 11/15/22 (Þ)	3,660	3,850	Morgan Stanley
Land O'Lakes Capital Trust I			3.742% due 10/24/23 (Ê)	4,220	4,331
7.450% due 03/15/28 (Þ)	945	1,044	3.737% due 04/24/24 (Ê)	1,000	993
Lennar Corp.			Series GMTN
4.500% due 04/30/24	220	213	3.750% due 02/25/23	2,755	2,760
Series WI			3.772% due 01/24/29 (Ê)	3,680	3,539
4.750% due 11/29/27	700	656	MPLX, LP
Leucadia National Corp.			4.500% due 04/15/38	3,260	3,098
5.500% due 10/18/23	1,211	1,252	4.700% due 04/15/48	770	733
Life Technologies Corp.			Series WI
6.000% due 03/01/20	1,198	1,246	4.500% due 07/15/23	850	869
Lockheed Martin Corp.			4.875% due 06/01/25	700	727
4.250% due 11/15/19	1,325	1,349	Murphy Oil Corp.
4.500% due 05/15/36	100	105	5.875% due 12/01/42	130	118
Series 10YR			Mutual of Omaha Insurance Co.
3.550% due 01/15/26	600	595	4.297% due 07/15/54 (Ê)(Þ)	1,125	1,131
Lowe's Cos. , Inc.			Navient Corp.
3.800% due 11/15/21	1,430	1,462	Series MTN
LyondellBasell Industries NV			8.000% due 03/25/20	1,031	1,088
5.750% due 04/15/24	1,247	1,350	5.625% due 08/01/33	156	133
Maple Escrow Subsidiary, Inc.			NBCUniversal Media LLC
4.417% due 05/25/25 (Þ)	1,890	1,922	4.375% due 04/01/21	2,335	2,398
Marathon Petroleum Corp.			NCL Corp. , Ltd.
5.000% due 09/15/54	1,365	1,288	4.750% due 12/15/21 (Þ)	170	170
Masco Corp.			Nevada Power Co.
4.375% due 04/01/26	1,367	1,359	5.450% due 05/15/41	1,148	1,323
MassMutual Global Funding II			New Albertson's, Inc.
1.950% due 09/22/20 (Þ)	6,570	6,388	Series MTNC
Mattel, Inc.			6.625% due 06/01/28	400	305
2.350% due 08/15/21	500	454	New Cingular Wireless Services, Inc.
McDonald's Corp.			8.750% due 03/01/31	953	1,296
3.700% due 01/30/26	400	398	Newell Brands, Inc.
3.500% due 03/01/27	240	236	3.150% due 04/01/21	310	306
MDC Holdings, Inc.			3.850% due 04/01/23	400	392
6.000% due 01/15/43	100	84	4.200% due 04/01/26	250	241
MeadWestvaco Corp.			5.500% due 04/01/46	3,720	3,567
7.375% due 09/01/19	970	1,013	Series WI
Medtronic, Inc.			5.000% due 11/15/23	4,149	4,216
Series WI			NextEra Energy Capital Holdings, Inc.
2.500% due 03/15/20	1,386	1,376	3.625% due 06/15/23	1,190	1,180
3.500% due 03/15/25	1,000	995	NGPL PipeCo. LLC
Merck & Co. , Inc.			4.375% due 08/15/22 (Þ)	1,440	1,444
3.875% due 01/15/21	1,298	1,321	7.768% due 12/15/37 (Þ)	227	279
2.750% due 02/10/25	300	289	Noble Energy, Inc.
Mercury General Corp.			3.900% due 11/15/24	1,000	988
4.400% due 03/15/27	1,710	1,667	3.850% due 01/15/28	390	377
MetLife, Inc.			5.250% due 11/15/43	100	104
6.400% due 12/15/36	670	712	4.950% due 08/15/47	190	193
Metropolitan Life Global Funding I			Norfolk Southern Corp.
2.500% due 12/03/20 (Þ)	2,000	1,966	2.400% due 05/17/22	1,382	1,342
2.569% due 01/08/21 (Ê)(Þ)	9,400	9,406	Series 0006
Microsoft Corp.			1.800% due 02/14/20	2,580	2,539
2.875% due 02/06/24	2,453	2,404	Northrop Grumman Corp.
2.700% due 02/12/25	240	232	2.930% due 01/15/25	440	420
2.400% due 08/08/26	1,350	1,252	Series F0TZ
3.300% due 02/06/27	1,200	1,188	3.250% due 01/15/28	1,130	1,070

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 195

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Northwest Airlines Pass-Through Trust			Procter & Gamble Co. (The)
Series 07-1			2.613% due 11/01/19 (Ê)	1,580	1,587
7.027% due 11/01/19	1,720	1,791	1.850% due 02/02/21	1,204	1,176
NuStar Logistics, LP			Progress Energy, Inc.
4.800% due 09/01/20	350	351	4.400% due 01/15/21	200	204
NVR, Inc.			Protective Life Global Funding
3.950% due 09/15/22	3,200	3,214	2.700% due 11/25/20 (Þ)	1,100	1,084
Occidental Petroleum Corp.			PSEG Power LLC
3.125% due 02/15/22	200	199	8.625% due 04/15/31	896	1,173
3.400% due 04/15/26	350	344	Public Service Electric & Gas Co.
3.000% due 02/15/27	870	830	3.700% due 05/01/28	920	923
4.625% due 06/15/45	200	210	PulteGroup, Inc.
4.400% due 04/15/46	150	154	6.000% due 02/15/35	350	333
4.100% due 02/15/47	1,010	999	QUALCOMM, Inc.
Oracle Corp.			Series 0002
2.625% due 02/15/23	1,401	1,363	4.300% due 05/20/47	2,960	2,797
2.950% due 05/15/25	1,150	1,112	Series 000A
2.650% due 07/15/26	1,880	1,758	2.600% due 01/30/23	2,390	2,284
Owens & Minor, Inc.			Quicken Loans, Inc.
4.375% due 12/15/24	416	360	5.750% due 05/01/25 (Þ)	110	110
PACCAR Financial Corp.			QVC, Inc.
1.200% due 08/12/19	1,236	1,217	4.375% due 03/15/23	2,770	2,733
Pacific Gas & Electric Co.			Qwest Capital Funding, Inc.
6.050% due 03/01/34	2,926	3,227	7.750% due 02/15/31	300	269
5.800% due 03/01/37	400	427	Qwest Corp.
Pacific Life Insurance Co.			6.875% due 09/15/33	774	734
4.300% due 10/24/67 (Ê)(Þ)	1,430	1,284	Regency Energy Partners, LP / Regency
			Energy Finance Corp.
PacifiCorp			5.875% due 03/01/22	400	423
6.000% due 01/15/39	1,073	1,323
			Reliance Holding USA, Inc.
PepsiCo, Inc.			4.500% due 10/19/20 (Þ)	1,238	1,257
2.750% due 03/01/23	1,280	1,253	Reliance Standard Life Global Funding
Pepsi-Cola Metropolitan Bottling Co. ,
Inc.			II
Series B			2.500% due 01/15/20 (Þ)	2,845	2,812
7.000% due 03/01/29	1,065	1,362	Reynolds American, Inc.
			6.875% due 05/01/20	880	933
Pfizer, Inc.			3.250% due 06/12/20	250	250
1.700% due 12/15/19	1,434	1,416
Philip Morris International, Inc.			4.450% due 06/12/25	1,140	1,158
1.875% due 11/01/19	780	771	8.125% due 05/01/40	2,415	3,217
2.000% due 02/21/20	7,585	7,472	5.850% due 08/15/45	310	349
2.500% due 08/22/22	600	578	Reynolds Group Issuer, Inc. / Reynolds
			Group Issuer LLC
2.500% due 11/02/22	220	211	5.750% due 10/15/20	339	340
4.500% due 03/20/42	220	220	6.875% due 02/15/21	128	130
Series NCD			Rite Aid Corp.
2.375% due 08/17/22	3,598	3,452	7.700% due 02/15/27	200	173
Phillips 66			Roche Holdings, Inc.
5.875% due 05/01/42	1,022	1,193	2.875% due 09/29/21 (Þ)	1,273	1,260
Pitney Bowes, Inc.			Rockies Express Pipeline LLC
3.625% due 10/01/21	725	684	5.625% due 04/15/20 (Þ)	586	603
Plains All American Pipeline, LP / PAA
Finance Corp.			Rohm & Haas Co.
2.600% due 12/15/19	1,378	1,362	7.850% due 07/15/29	1,100	1,419
PNC Bank NA			Roper Technologies, Inc.
2.500% due 01/22/21	1,506	1,478	2.800% due 12/15/21	1,270	1,241
PNC Funding Corp.			Rowan Cos. , Inc.
5.125% due 02/08/20	1,450	1,493	4.750% due 01/15/24	420	363
Precision Castparts Corp.			Ryder System, Inc.
2.500% due 01/15/23	1,448	1,396	3.500% due 06/01/21	970	972
Pricoa Global Funding I			Sabine Pass Liquefaction LLC
2.550% due 11/24/20 (Þ)	2,210	2,174	5.625% due 04/15/23	3,275	3,494
Prime Security Services Borrower LLC /			Series WI
Prime Finance, Inc.			5.750% due 05/15/24	380	409
9.250% due 05/15/23 (Þ)	268	287	5.000% due 03/15/27	1,130	1,167

See accompanying notes which are an integral part of this quarterly report.

196 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Safeway, Inc.			8.375% due 03/15/23	1,057	1,229
7.250% due 02/01/31	220	215	Time Warner, Inc.
Salesforce. com, Inc.			4.875% due 03/15/20	1,295	1,326
3.250% due 04/11/23	390	389	4.750% due 03/29/21	3,360	3,459
3.700% due 04/11/28	130	130	3.800% due 02/15/27	330	316
Santander Holdings USA, Inc.			TJX Cos. , Inc. (The)
4.500% due 07/17/25	100	100	2.750% due 06/15/21	1,485	1,472
Schlumberger Holdings Corp.			2.250% due 09/15/26	90	81
4.000% due 12/21/25 (Þ)	300	300	Toll Brothers Finance Corp.
Sealed Air Corp.			4.375% due 04/15/23	160	157
6.875% due 07/15/33 (Þ)	261	283	Toyota Motor Credit Corp.
Select Income REIT			2.495% due 11/14/19 (Ê)	6,700	6,682
4.250% due 05/15/24	1,510	1,445	Series GMTN
Sempra Energy			2.800% due 07/13/22	1,305	1,281
3.550% due 06/15/24	1,250	1,219	Transcontinental Gas Pipe Line Co. LLC
Sherwin-Williams Co.			4.000% due 03/15/28 (Þ)	1,260	1,241
2.250% due 05/15/20	1,925	1,896	Series WI
Sierra Pacific Power Co.			7.850% due 02/01/26	800	978
Series WI			Transocean, Inc.
2.600% due 05/01/26	1,246	1,147	6.800% due 03/15/38	179	149
South Carolina Electric & Gas Co.			Tyson Foods, Inc.
4.600% due 06/15/43	480	482	3.950% due 08/15/24	1,423	1,422
Southern Natural Gas Co. LLC /			Unilever Capital Corp.
Southern Natural Issuing Corp.			1.375% due 07/28/21	1,488	1,413
4.400% due 06/15/21	1,870	1,905	Union Pacific Corp.
Southwest Airlines Co.			3.750% due 07/15/25	280	282
2.650% due 11/05/20	1,800	1,778	3.950% due 09/10/28	2,710	2,746
Sprint Capital Corp.			4.375% due 09/10/38	1,150	1,191
8.750% due 03/15/32	1,250	1,345
Sprint Spectrum Co. LLC / Sprint			4.500% due 09/10/48	630	658
			Union Pacific Railroad Co. Pass-Through
Spectrum Co. II LLC / Sprint			Trust
Spectrum Co. III LLC			Series 06-1
3.360% due 09/20/21 (Þ)	163	162	5.866% due 07/02/30	679	735
4.738% due 03/20/25 (Þ)	2,975	2,952	United Airlines Pass-Through Trust
Starbucks Corp.			3.650% due 01/07/26	1,823	1,741
2.200% due 11/22/20	1,499	1,467
Sunoco Logistics Partners Operations,			Series B
			4.600% due 03/01/26	1,035	1,036

5.400% LP due 10/01/47	1,020	981	United Parcel Service, Inc.
			2.500% due 04/01/23	190	183
Symantec Corp.			2.800% due 11/15/24	1,511	1,450
3.950% due 06/15/22	512	501
Sysco Corp.			3.050% due 11/15/27	130	124
2.500% due 07/15/21	1,448	1,415	United Rentals NA, Inc.
Talen Energy Supply LLC			5.750% due 11/15/24	380	389
4.600% due 12/15/21	350	299	United Technologies Corp.
Teachers Insurance & Annuity			1.950% due 11/01/21	1,463	1,401
Association of America			3.100% due 06/01/22	1,000	989
4.900% due 09/15/44 (Þ)	400	423	4.500% due 06/01/42	200	202
4.375% due 09/15/54 (Ê)(Þ)	200	199	UnitedHealth Group, Inc.
Tenet Healthcare Corp.			2.700% due 07/15/20	1,776	1,767
6.875% due 11/15/31	164	149	3.875% due 10/15/20	100	102
Tennessee Gas Pipeline Co. LLC			2.875% due 12/15/21	240	238
8.375% due 06/15/32	3,065	3,823	5.700% due 10/15/40	400	479
Thermo Fisher Scientific, Inc.			Universal Health Services, Inc.
2.950% due 09/19/26	1,329	1,232	4.750% due 08/01/22 (Þ)	1,330	1,340
TIAA Asset Management Finance Co.			Univision Communications, Inc.
LLC			5.125% due 02/15/25 (Þ)	380	352
2.950% due 11/01/19 (Þ)	230	230	US Airways Pass-Through Trust
Time Warner Cable LLC			Series 2012-1 Class A
4.125% due 02/15/21	1,000	1,009	5.900% due 10/01/24	2,173	2,330
7.300% due 07/01/38	1,430	1,658	Series A Class A
5.875% due 11/15/40	540	540	7.125% due 10/22/23	2,016	2,234
Time Warner Entertainment Co. , LP			US Bank NA
			Series BKNT

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 197

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.125% due 10/28/19	1,263	1,251	3.069% due 01/24/23	1,575	1,536
3.150% due 04/26/21	8,755	8,729	3.572% due 10/31/23 (Ê)	9,430	9,632
Valeant Pharmaceuticals International,			3.000% due 04/22/26	2,000	1,868
Inc.			3.000% due 10/23/26	1,670	1,551
5.625% due 12/01/21 (Þ)	150	149	5.375% due 11/02/43	200	219
5.500% due 03/01/23 (Þ)	680	644	4.400% due 06/14/46	160	154
9.000% due 12/15/25 (Þ)	150	159	4.750% due 12/07/46	1,270	1,281
9.250% due 04/01/26 (Þ)	110	117	Series GMTN
Valero Energy Corp.			2.600% due 07/22/20	2,045	2,023
4.350% due 06/01/28	1,872	1,892	4.300% due 07/22/27	2,160	2,145
10.500% due 03/15/39	800	1,279	4.900% due 11/17/45	1,700	1,744
Verizon Communications, Inc.			Western Gas Partners, LP
3.500% due 11/01/24	30	29	4.650% due 07/01/26	240	238
2.625% due 08/15/26	150	136	Westvaco Corp.
4.329% due 09/21/28 (Þ)	1,983	1,994	8.200% due 01/15/30	1,021	1,342
7.750% due 12/01/30	2,255	2,905	Williams Cos. , Inc. (The)
4.500% due 08/10/33	1,110	1,097	7.750% due 06/15/31	300	365
5.250% due 03/16/37	890	952	Series A
5.500% due 03/16/47	50	55	7.500% due 01/15/31	130	157
Series WI			Williams Partners, LP
3.376% due 02/15/25	961	931	5.250% due 03/15/20	190	196
4.672% due 03/15/55	3,100	2,915	3.600% due 03/15/22	1,000	997
Viacom, Inc.			4.300% due 03/04/24	845	852
3.875% due 04/01/24	150	146	5.800% due 11/15/43	1,070	1,165
6.250% due 02/28/57 (Ê)	3,915	3,837	Wyndham Destinations, Inc.
Virginia Electric & Power Co.			5.625% due 03/01/21	667	681
Series B			Wyndham Worldwide Corp.
2.950% due 11/15/26	3,350	3,158	4.150% due 04/01/24	1,251	1,231
Series C			Yum! Brands, Inc.
4.000% due 11/15/46	1,165	1,106	3.875% due 11/01/23	670	638
Visa, Inc.			ZF NA Capital, Inc.
2.200% due 12/14/20	1,500	1,474	4.750% due 04/29/25 (Þ)	620	630
3.150% due 12/14/25	1,000	972			977,846
4.300% due 12/14/45	1,460	1,547	International Debt - 8.7%
Volkswagen Group of America Finance			1011778 B. C. Unlimited Liability Co. /
LLC			New Red Finance, Inc.
2.450% due 11/20/19 (Þ)	2,425	2,399	5.000% due 10/15/25 (Þ)	240	230
Wachovia Capital Trust II			1011778 B. C. Unlimited Liability Co.
2.839% due 01/15/27 (Ê)	2,745	2,570	1st Lien Term Loan B
Walgreens Boots Alliance, Inc.			4.327% due 02/17/24 (Ê)	780	779
2.700% due 11/18/19	1,348	1,344	ABN AMRO Bank NV
3.450% due 06/01/26	471	445	1.800% due 09/20/19 (Þ)	1,310	1,291
Walmart, Inc.			4.750% due 07/28/25 (Þ)	400	402
1.900% due 12/15/20	1,505	1,473	Abu Dhabi Government International
2.567% due 06/23/21 (Ê)	1,025	1,030	Bond
3.550% due 06/26/25	1,665	1,679	Series C
3.700% due 06/26/28	810	817	2.500% due 10/11/22 (Þ)	1,030	989
Walt Disney Co. (The)			Actavis Funding SCS
2.508% due 06/05/20 (Ê)	6,000	6,009	3.000% due 03/12/20 (Þ)	1,355	1,349
2.750% due 08/16/21	1,471	1,452	3.450% due 03/15/22	250	247
Washington Prime Group, LP			3.800% due 03/15/25	1,100	1,080
5.950% due 08/15/24	1,367	1,350	4.550% due 03/15/35	50	49
Waste Management, Inc.			4.750% due 03/15/45	41	41
3.500% due 05/15/24	1,200	1,188	ACWA Power Management and
WEA Finance LLC / Westfield UK &			Investments One, Ltd.
Europe Finance PLC			5.950% due 12/15/39 (Þ)	1,450	1,453
3.250% due 10/05/20 (Þ)	1,025	1,021	AerCap Ireland Capital DAC / AerCap
Wells Fargo & Co.			Global Aviation Trust
3.329% due 12/07/20 (Ê)	3,670	3,724	3.300% due 01/23/23	1,750	1,691
2.500% due 03/04/21	2,895	2,832	AerCap Ireland Capital, Ltd. / AerCap
			Global Aviation Trust
3.661% due 03/04/21 (Ê)	4,000	4,095	Series WI
4.600% due 04/01/21	1,500	1,545	5.000% due 10/01/21	150	154

See accompanying notes which are an integral part of this quarterly report.

198 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Alcoa Nederland Holding BV			8.250% due 12/31/49 (Ê)(ƒ)	1,680	1,711
7.000% due 09/30/26 (Þ)	300	324	BAT International Finance PLC
Alibaba Group Holding, Ltd.			2.750% due 06/15/20 (Þ)	1,354	1,341
2.800% due 06/06/23	1,440	1,389	BBVA Bancomer SA
Series WI			6.750% due 09/30/22 (Þ)	2,575	2,807
3.125% due 11/28/21	1,363	1,346	Bharti Airtel, Ltd.
Alimentation Couche-Tard, Inc.			4.375% due 06/10/25 (Þ)	730	687
3.550% due 07/26/27 (Þ)	1,287	1,226	BHP Billiton Finance USA, Ltd.
Ambac LSNI LLC			2.875% due 02/24/22	49	48
7.337% due 02/12/23 (Ê)(Þ)	12,989	13,086	5.000% due 09/30/43	300	341
America Movil SAB de CV			6.750% due 10/19/75 (Ê)(Þ)	1,600	1,748
5.000% due 10/16/19	1,390	1,418	Bluemountain CLO, Ltd.
5.000% due 03/30/20	3,091	3,165	Series 2017-2A Class A1R
3.125% due 07/16/22	1,480	1,452	2.539% due 10/22/30 (Ê)(Þ)	2,380	2,383
Anglo American Capital PLC			BNP Paribas SA
3.750% due 04/10/22 (Þ)	380	375	3.500% due 03/01/23 (Þ)	1,130	1,105
3.625% due 09/11/24 (Þ)	550	519	3.375% due 01/09/25 (Þ)	1,880	1,785
4.750% due 04/10/27 (Þ)	250	243	4.625% due 03/13/27 (Þ)	450	447
ArcelorMittal			4.375% due 03/01/33 (Ê)(Þ)	240	231
6.250% due 02/25/22	360	386	BOC Aviation, Ltd.
Aristocrat International, Pty, Ltd. 1st			3.000% due 03/30/20 (Þ)	1,291	1,278
Lien Term Loan			Bombardier, Inc.
4.098% due 10/19/24 (Ê)	811	810	7.450% due 05/01/34 (Þ)	200	205
AstraZeneca PLC			BP Capital Markets PLC
2.375% due 11/16/20	3,035	2,976	3.245% due 05/06/22	100	100
2.375% due 06/12/22	1,845	1,774	3.216% due 11/28/23	3,280	3,225
Athene Holding, Ltd.			3.119% due 05/04/26	800	767
4.125% due 01/12/28	2,775	2,593	Braskem Netherlands Finance BV
Australia & New Zealand Banking			3.500% due 01/10/23 (Þ)	2,590	2,477
Group, Ltd.			4.500% due 01/10/28 (Þ)	1,635	1,571
2.831% due 08/19/20 (Ê)(Þ)	3,526	3,542
			Brazilian Government International Bond
Bacardi, Ltd.			5.625% due 01/07/41	2,360	2,205
5.300% due 05/15/48 (Þ)	2,210	2,152
			British Telecommunications PLC
Banco de Bogota SA			9.625% due 12/15/30	900	1,293
Series EMTQ
4.375% due 08/03/27 (Þ)	1,424	1,381	Brookfield Finance LLC
Banco Santander SA			4.000% due 04/01/24	1,406	1,392
3.457% due 04/12/2 (Ê)	200	201	Brookfield Finance, Inc.
3.848% due 04/12/23	3,000	2,969	4.250% due 06/02/26	1,495	1,466
4.379% due 04/12/28	3,600	3,513	Canadian Imperial Bank of Commerce
			Series BKNT
Bancolombia SA			2.100% due 10/05/20	1,434	1,399
5.950% due 06/03/21	3,933	4,165	Canadian Oil Sands, Ltd.
Bangkok Bank Public Co. , Ltd.			4.500% due 04/01/22 (Þ)	3,740	3,781
4.800% due 10/18/20 (Þ)	1,299	1,327	CBQ Finance, Ltd.
Banistmo SA			7.500% due 11/18/19 (Þ)	1,316	1,373
Series MTQ0			Cenovus Energy, Inc.
3.650% due 09/19/22 (Þ)	1,292	1,242	6.750% due 11/15/39	640	735
Bank of Montreal			Series WI
1.900% due 08/27/21	1,535	1,470	4.250% due 04/15/27	3,720	3,613
3.803% due 12/15/32 (Ê)	120	112	CNH Industrial NV
Bank of Nova Scotia (The)			3.850% due 11/15/27	274	258
Series BKNT			Colombia Government International
2.500% due 01/08/21	1,140	1,118	Bond
3.125% due 04/20/21	1,250	1,243	5.625% due 02/26/44	1,720	1,849
2.450% due 09/19/22	1,965	1,887	Commonwealth Bank of Australia
Banque Federative du Credit Mutuel			5.000% due 10/15/19 (Þ)	200	205
2.200% due 07/20/20 (Þ)	240	234	3.900% due 07/12/47 (Þ)	700	646
Barclays Bank PLC			Cooperatieve Rabobank UA
6.278% due 12/29/49 (Ê)(ƒ)	215	227	4.750% due 01/15/20 (Þ)	610	623
Barclays PLC			4.625% due 12/01/23	900	914
4.338% due 05/16/24 (Ê)	3,220	3,194	4.375% due 08/04/25	2,850	2,824
4.972% due 05/16/29 (Ê)	5,320	5,344	11.000% due 06/29/49 (Ê)(ƒ)(Þ)	400	425
4.950% due 01/10/47	1,444	1,391	Credit Agricole SA

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 199

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.250% due 10/04/24 (Þ)	2,925	2,771	2.850% due 05/08/22	1,803	1,777
8.375% due 10/29/49 (Ê)(ƒ)(Þ)	600	630	Greenwood Park CLO, Ltd.
Credit Suisse Group AG			Series 2018-1A Class A2
3.869% due 01/12/29 (Ê)(Þ)	370	353	3.035% due 04/15/31 (Ê)(Þ)	3,133	3,126
6.250% due 12/31/49 (Ê)(ƒ)(Þ)	2,815	2,826	Grupo Bimbo SAB de CV
Credit Suisse Group Funding Guernsey,			5.950% due 12/31/99 (Ê)(ƒ)(Þ)	2,520	2,558
Ltd.			HSBC Bank PLC
Series WI			7.650% due 05/01/25	2,460	2,895
4.875% due 05/15/45	1,000	1,022	HSBC Holdings PLC
Danone SA			3.400% due 03/08/21	2,000	1,998
1.691% due 10/30/19 (Þ)	1,190	1,169	3.950% due 05/18/24 (Ê)	2,005	2,002
2.077% due 11/02/21 (Þ)	750	715	4.250% due 08/18/25	670	660
2.589% due 11/02/23 (Þ)	1,120	1,058	3.900% due 05/25/26	1,160	1,139
Danske Bank A/S			4.583% due 06/19/29 (Ê)	1,380	1,400
2.831% due 03/02/20 (Ê)(Þ)	4,600	4,613	6.250% due 12/31/99 (Ê)(ƒ)	710	715
Deutsche Bank AG			6.500% due 12/31/99 (Ê)(ƒ)	710	697
4.500% due 04/01/25	893	833	Series .
Deutsche Telekom International Finance			2.926% due 05/18/21 (Ê)	4,740	4,753
BV			Indonesia Government International
1.950% due 09/19/21 (Þ)	1,433	1,367	Bond
2.820% due 01/19/22 (Þ)	160	155	3.500% due 01/11/28	440	413
4.375% due 06/21/28 (Þ)	4,165	4,189	5.125% due 01/15/45 (Þ)	410	420
DNB Nor Bank ASA			5.250% due 01/08/47 (Þ)	200	209
Series YCD			4.350% due 01/11/48	490	456
2.573% due 02/10/20 (Ê)(~)	4,000	4,006	Series DmtN
Dryden 37 Senior Loan Fund			3.850% due 07/18/27 (Þ)	200	193
Series 2017-37A Class AR			Series REGS
3.448% due 01/15/31 (Ê)(Þ)	8,387	8,387	3.750% due 04/25/22	1,380	1,376
Dryden XXVIII Senior Loan Fund			5.125% due 01/15/45	400	410
Series 2017-28A Class A1LR
3.543% due 08/15/30 (Ê)(Þ)	6,071	6,076	ING Bank NV
			2.500% due 10/01/19 (Þ)	240	238
Ecopetrol SA			5.800% due 09/25/23 (Þ)	5,165	5,507
5.875% due 05/28/45	1,710	1,709
			Intesa Sanpaolo SpA
Egypt Government International Bond			3.125% due 07/14/22 (Þ)	500	466
5.577% due 02/21/23 (Þ)	550	546
Empresa Electrica Angamos SA			3.375% due 01/12/23 (Þ)	1,590	1,482
4.875% due 05/25/29 (Þ)	1,335	1,307	5.017% due 06/26/24 (Þ)	2,040	1,883
Enbridge, Inc.			5.710% due 01/15/26 (Þ)	400	372
3.700% due 07/15/27	1,574	1,523	3.875% due 07/14/27 (Þ)	1,120	978
5.500% due 07/15/77 (Ê)	300	281	3.875% due 01/12/28 (Þ)	200	174
Enel Finance International NV			4.375% due 01/12/48 (Þ)	600	482
Series 658A			Inversiones CMPC SA
3.500% due 04/06/28 (Þ)	1,321	1,205	4.500% due 04/25/22 (Þ)	1,128	1,144
Ensco PLC			Itau CorpBanca SA
4.500% due 10/01/24	344	291	3.875% due 09/22/19 (Þ)	1,380	1,388
Series WI			KazMunajGaz
8.000% due 01/31/24	30	30	6.375% due 10/24/48 (Þ)	250	261
Equate Petrochemical BV			Kenya Government International Bond
4.250% due 11/03/26 (Þ)	460	453	7.250% due 02/28/28 (Þ)	250	253
ESAL GmbH			Series REGS
6.250% due 02/05/23 (Þ)	2,420	2,348	6.875% due 06/24/24	420	428
Fairfax Financial Holdings, Ltd.			Korea Gas Corp.
4.850% due 04/17/28 (Þ)	1,495	1,480	2.750% due 07/20/22 (Þ)	2,700	2,593
Four Seasons Hotels, Ltd. 1st Lien Term			Korea Hydro & Nuclear Power Co. , Ltd.
Loan B			4.750% due 07/13/21 (Þ)	1,316	1,355
4.077% due 06/27/20 (Ê)	956	956	Kuwait International Government Bond
Gazprom Capital SA			3.500% due 03/20/27 (Þ)	1,050	1,030
3.850% due 02/06/20 (Þ)	1,456	1,456	Lions Gate Entertainment Corp. Term
GE Capital International Funding Co.			Loan B
Unlimited Co			4.314% due 03/19/25 (~)(Ê)	197	197
Series WI			Lloyds Banking Group PLC
2.342% due 11/15/20	1,295	1,268	4.500% due 11/04/24	600	595
GlaxoSmithKline Capital PLC			4.375% due 03/22/28	200	197

See accompanying notes which are an integral part of this quarterly report.

200 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.574% due 11/07/28 (Ê)	200	185	5.299% due 01/27/25 (Þ)	5,365	5,136
Series .			7.375% due 01/17/27	70	73
2.907% due 11/07/23 (Ê)	3,400	3,250	Petroleos Mexicanos
Series 144a			3.500% due 01/30/23	570	542
6.657% due 12/31/49 (Ê)(ƒ)(Þ)	254	269	Series WI
Lloyds TSB Bank PLC			4.625% due 09/21/23	2,965	2,932
6.500% due 09/14/20 (Þ)	1,175	1,237	6.875% due 08/04/26	780	815
Lukoil International Finance BV			6.750% due 09/21/47	855	789
6.125% due 11/09/20 (Þ)	2,480	2,595	Provincia de Buenos Aires
4.563% due 04/24/23 (Þ)	1,315	1,321	6.500% due 02/15/23 (Þ)	450	411
LYB International Finance BV			7.875% due 06/15/27 (Þ)	400	354
4.000% due 07/15/23	1,444	1,450	PT Pertamina (Persero)
Marks And Spencer PLC			4.300% due 05/20/23 (Þ)	2,715	2,708
7.125% due 12/01/37 (Þ)	1,060	1,168	Qatar Government International Bond
Medtronic Global Holdings SCA			5.103% due 04/23/48 (Þ)	1,080	1,103
3.350% due 04/01/27	560	548	Reckitt Benckiser Treasury Services PLC
Mexico Generadora de Energia S de rl			2.895% due 06/24/22 (Ê)(Þ)	3,700	3,686
5.500% due 12/06/32 (Þ)	1,179	1,167	Republic of Argentina Government
Mexico Government International Bond			International Bond
4.600% due 02/10/48	2,780	2,553	5.625% due 01/26/22	2,660	2,526
Mitsubishi UFJ Financial Group, Inc.			4.625% due 01/11/23	640	574
2.998% due 02/22/22	310	304	6.875% due 01/11/48	1,470	1,151
Mondelez International Holdings			Republic of Ecuador Government
Netherlands BV			International Bond
1.625% due 10/28/19 (Þ)	1,194	1,174	7.875% due 01/23/28 (Þ)	500	458
Myriad International Holdings BV			Republic of Poland Government
6.000% due 07/18/20 (Þ)	1,332	1,393	International Bond
4.850% due 07/06/27 (Þ)	750	748	5.125% due 04/21/21	2,300	2,415
National Australia Bank, Ltd.			Royal Bank of Canada
2.839% due 05/22/20 (Ê)(Þ)	3,100	3,115	2.150% due 10/26/20	350	342
National Bank of Canada			Series GMTN
Series 575			2.125% due 03/02/20	3,055	3,012
2.150% due 06/12/20	1,385	1,358	2.701% due 03/02/20 (Ê)	6,715	6,731
Nigeria Government International Bond			2.150% due 03/06/20	1,424	1,404
6.500% due 11/28/27 (Þ)	300	293	3.200% due 04/30/21	400	400
7.143% due 02/23/30 (Þ)	320	319	Royal Bank of Scotland Group PLC
Noble Holding International, Ltd.			6.400% due 10/21/19	1,000	1,034
7.950% due 04/01/25	240	227	6.125% due 12/15/22	500	529
5.250% due 03/15/42	150	107	3.875% due 09/12/23	3,555	3,483
8.950% due 04/01/45	146	134	5.125% due 05/28/24	1,500	1,527
Nokia OYJ			4.519% due 06/25/24 (Ê)	200	200
6.625% due 05/15/39	2,837	3,008	7.648% due 09/30/49 (Ê)(ƒ)	350	436
Nordea Bank AB			SACI Falabella
2.789% due 05/29/20 (Ê)(Þ)	2,200	2,207	4.375% due 01/27/25 (Þ)	1,388	1,394
4.875% due 05/13/21 (Þ)	600	617	Sanofi
NOVA Chemicals Corp.			4.000% due 03/29/21	1,353	1,385
5.250% due 06/01/27 (Þ)	2,160	2,022	Santander UK PLC
Numericable Group SA Term Loan B12			2.375% due 03/16/20	210	207
5.072% due 01/05/26 (Ê)	690	667	Schlumberger Norge AS
NXP BV / NXP Funding LLC			Series 144a
4.625% due 06/15/22 (Þ)	1,720	1,742	4.200% due 01/15/21 (Þ)	500	511
OCP SA			Shackleton CLO, Ltd.
4.500% due 10/22/25 (Þ)	330	323	Series 2016-9A Class A
Park Aerospace Holdings, Ltd.			2.863% due 10/20/28 (Ê)(Þ)	3,181	3,186
5.250% due 08/15/22 (Þ)	500	500	Shell International Finance BV
Pernod Ricard SA			4.375% due 03/25/20	100	102
4.450% due 01/15/22 (Þ)	580	595	2.250% due 11/10/20	1,300	1,278
5.500% due 01/15/42 (Þ)	150	169	2.875% due 05/10/26	220	210
Peru Government International Bond			4.375% due 05/11/45	550	576
6.550% due 03/14/37	10	13	4.000% due 05/10/46	1,080	1,069
5.625% due 11/18/50	660	783	Shinhan Bank Co. , Ltd.
Petrobras Global Finance BV			2.250% due 04/15/20 (Þ)	1,211	1,185
6.250% due 03/17/24	130	132	Shire Acquisitions Investments Ireland

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 201

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.900% due 09/23/19	4,275	4,217	Transocean Pontus, Ltd.
Siemens Financieringsmaatschappij NV			6.125% due 08/01/25 (Þ)	183	186
2.150% due 05/27/20 (Þ)	1,303	1,281	Transocean, Inc.
Sinopec Group Overseas Development,			7.500% due 04/15/31	463	434
Ltd.			UBS AG
4.375% due 04/10/24 (Þ)	530	540	2.450% due 12/01/20 (Þ)	4,125	4,035
Skandinaviska Enskilda Banken AB			UBS Group Funding Switzerland AG
2.751% due 05/17/21 (Ê)(Þ)	3,650	3,651	3.491% due 05/23/23 (Þ)	1,000	983
Smurfit Kappa Treasury Funding, Ltd.			4.125% due 09/24/25 (Þ)	500	500
7.500% due 11/20/25	665	785	4.253% due 03/23/28 (Þ)	1,250	1,251
Sound Point CLO, Ltd.			Unitymedia Finance LLC 1st Lien Term
Series 2018-1A Class A			Loan D
3.354% due 04/15/31 (Ê)(Þ)	6,000	5,961	4.322% due 01/15/26 (Ê)	580	578
Southern Copper Corp.			Vale Overseas, Ltd.
6.750% due 04/16/40	60	72	6.875% due 11/21/36	2,300	2,673
5.250% due 11/08/42	2,170	2,200	6.875% due 11/10/39	1,330	1,566
Standard Chartered PLC			Valeant Pharmaceuticals International,
5.700% due 03/26/44 (Þ)	1,200	1,267	Inc. Term Loan B
7.014% due 12/30/49 (Ê)(ƒ)(Þ)	385	404	5.092% due 05/17/25 (Ê)	549	550
Sumitomo Mitsui Banking Corp.			Validus Holdings, Ltd.
2.092% due 10/18/19	1,307	1,290	8.875% due 01/26/40	2,628	3,768
Sumitomo Mitsui Financial Group, Inc.			Virgin Media Bristol LLC 1st Lien Term
Series 5FXD			Loan K
2.058% due 07/14/21	450	431	4.572% due 01/15/26 (Ê)	581	580
Suncor Energy, Inc.			Virgin Media Secured Finance PLC
3.600% due 12/01/24	1,468	1,448	5.250% due 01/15/21	250	255
Suzano Austria GMBH			Vodafone Group PLC
7.000% due 03/16/47 (Þ)	440	470	4.375% due 05/30/28	1,480	1,482
Svenska Handelsbanken AB			5.250% due 05/30/48	760	787
Series BKNT			Voya CLO, Ltd.
2.800% due 05/24/21 (Ê)	1,540	1,545	3.798% due 10/20/27 (Ê)(Þ)	5,690	5,703
3.350% due 05/24/21	420	420	Series 2017-2A Class A1R
Syngenta Finance NV			3.586% due 04/17/30 (Ê)(Þ)	9,480	9,486
3.933% due 04/23/21 (Þ)	590	589	Weatherford International, Ltd.
Teck Resources, Ltd.			6.500% due 08/01/36	262	203
4.500% due 01/15/21	782	794	7.000% due 03/15/38	128	103
6.125% due 10/01/35	78	81	6.750% due 09/15/40	315	249
6.250% due 07/15/41	220	229	Westpac Banking Corp.
Telecom Italia Capital SA			2.300% due 05/26/20	70	69
7.200% due 07/18/36	350	373	2.660% due 09/01/20 (Ê)(Þ)	3,400	3,410
7.721% due 06/04/38	524	578	2.600% due 11/23/20	410	404
Telefonica Emisiones SAU			Woori Bank
5.134% due 04/27/20	250	258	5.875% due 04/13/21 (Þ)	1,195	1,250
5.213% due 03/08/47	250	253	WPP Finance 2010
Tencent Holdings, Ltd.			4.750% due 11/21/21	1,216	1,248
2.875% due 02/11/20 (Þ)	1,463	1,454	Ziggo Secured Finance Partnership 1st
Tesco PLC			Lien Term Loan E
6.150% due 11/15/37 (Þ)	396	418	4.572% due 04/27/25 (Ê)	209	208
Teva Pharmaceutical Finance Co. BV					412,738
3.650% due 11/10/21	250	241	Loan Agreements - 0.8%
2.950% due 12/18/22	160	147	Air Medical Group Holdings, Inc. 1st
Teva Pharmaceutical Finance			Lien Term Loan B
Netherlands III BV			5.347% due 04/28/22 (Ê)	377	366
2.200% due 07/21/21	1,010	942	Albertson's LLC Term Loan B4
Toronto-Dominion Bank (The)			4.827% due 08/25/21 (Ê)	457	455
2.250% due 11/05/19	1,386	1,377	Albertson's LLC Term Loan B6
2.700% due 05/01/20 (Ê)	6,150	6,110	5.319% due 06/22/23 (Ê)	476	473
2.125% due 04/07/21	2,130	2,064	American Axle & Manufacturing, Inc.
			1st Lien Term Loan B
3.250% due 06/11/21	480	480	4.320% due 04/06/24 (Ê)	725	723
Total Capital International SA			American Builders Contractors Co. , Inc.
2.750% due 06/19/21	1,417	1,404	1st Lien Term Loan B2
Total Capital SA			4.077% due 10/31/23 (Ê)	803	799
4.250% due 12/15/21	1,343	1,386	Aramark Services, Inc. Term Loan B1

See accompanying notes which are an integral part of this quarterly report.

202 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.084% due 03/11/25 (Ê)	898	898	ON Semiconductor Corp. 1st Lien Term
Avolon LLC 1st Lien Term Loan B3			Loan B
4.086% due 01/15/25 (Ê)	963	956	3.827% due 03/31/23 (Ê)	362	362
Beacon Roofing Supply, Inc. Term Loan			PAREXEL International Corp. 1st Lien
B			Term Loan B
4.347% due 01/02/25 (Ê)	722	721	4.827% due 09/29/24 (Ê)	185	184
Berry Plastics Group, Inc. 1st Lien Term			Party City Holdings, Inc. 1st Lien Term
Loan Q			Loan
4.077% due 2022(Ê)	532	533	4.830% due 08/19/22 (Ê)	269	269
4.086% due 2022(Ê)	290	290	5.280% due 08/19/22 (Ê)	264	264
Berry Plastics Group, Inc. 1st Lien Term			6.750% due 08/19/22 (Ê)	264	264
Loan R			PetSmart, Inc. Term Loan B2
4.086% due 01/19/24 (Ê)	82	82	5.100% due 03/10/22 (Ê)	1,058	878
Boyd Gaming Corp. Term Loan B			Post Holdings, Inc. Incremental Term
4.450% due 09/15/23 (Ê)	344	346	Loan B
Caesars Resort Collection LLC 1st Lien			4.070% due 05/24/24 (Ê)	786	785
Term Loan B			Prime Security Services Borrower LLC
4.827% due 12/22/24 (Ê)	773	776	Term Loan B1
Catalent Pharma Solutions, Inc. Term			4.827% due 05/02/22 (Ê)	855	856
Loan B			Quikrete Holdings, Inc. 1st Lien Term
4.327% due 05/20/21 (Ê)	376	376	Loan B
Change Healthcare Holdings LLC 1st			4.827% due 11/15/23 (Ê)	582	582
Lien Term Loan B			Reynolds Group Holdings, Inc. 1st Lien
4.827% due 03/01/24 (Ê)	936	934	Term Loan B
Charter Communications Operating LLC			4.827% due 02/05/23 (Ê)	867	870
1st Lien Term Loan B			RPI Finance Trust Term Loan B
4.080% due 04/30/25 (Ê)	962	962	4.334% due 03/27/23 (Ê)	950	952
CityCenter Holdings, LLC Term Loan B			Scientific Games International, Inc. 1st
4.327% due 04/18/24 (Ê)	531	531	Lien Term Loan B5
CSC Holdings LLC 1st Lien Term Loan			4.827% due 08/14/24 (Ê)	162	162
4.322% due 07/17/25 (Ê)	1,026	1,020	4.921% due 08/14/24 (Ê)	680	680
CWGS Group LLC Term Loan B			Seattle SpinCo, Inc. 1st Lien Term Loan
4.847% due 11/08/23 (Ê)	502	501	B3
Dell International LLC 1st Lien Term			4.577% due 06/21/24 (Ê)	101	100
Loan B			ServiceMaster Co. LLC 1st Lien Term
4.080% due 09/07/23 (Ê)	1,192	1,192	Loan B
First Data Corp. 1st Lien Term Loan			4.577% due 11/07/23 (Ê)	239	239
4.069% due 04/26/24 (Ê)	937	936	Sinclair Television Group, Inc. 1st Lien
Golden Nugget, Inc. 1st Lien Term Loan			Term Loan B
B			0.000% due 12/12/24 (~)(Ê)(v)	760	758
4.827% due 10/04/23 (Ê)	473	474	Station Casinos LLC 1st Lien Term
4.828% due 10/04/23 (Ê)	363	364	Loan B
			4.580% due 06/08/23 (Ê)	136	136
HCA, Inc. Term Loan B10			Sungard Availability Services Capital,
4.077% due 03/07/25 (Ê)	954	959	Inc. 1st Lien Term Loan B
Hilton Worldwide Finance LLC Term			12.092% due 10/01/22 (Ê)	1,730	1,696
Loan B2
3.814% due 10/25/23 (Ê)	823	826	Trans Union LLC 1st Lien Term Loan B3
Jaguar Holding Co. II 1st Lien Term			4.077% due 04/09/23 (~)(Ê)	846	848
			Unitymedia Finance LLC 1st Lien Term
Loan			Loan B
4.577% due 08/18/22 (Ê)	784	784	4.322% due 09/30/25 (Ê)	363	362
Level 3 Financing, Inc. Term Loan B			Univision Communications, Inc. Term
4.331% due 02/22/24 (Ê)	942	943	Loan C5
M A Finance Co. LLC 1st Lien Term			4.827% due 03/15/24 (Ê)	1,216	1,179
Loan B			UPC Financing Partnership 1st Lien
4.577% due 06/21/24 (Ê)	15	15	Term Loan AR
MacDermid, Inc. Term Loan B			4.572% due 01/15/26 (Ê)	402	400
5.077% due 06/07/23 (Ê)	2,162	2,167	VICI Properties, Inc. Term Loan B
MGM Growth Properties Operating			4.081% due 12/15/24 (Ê)	670	670
Partnership, LP Term Loan B			Western Digital Corp. 1st Lien Term
4.077% due 04/25/23 (Ê)	847	847	Loan B4
Michaels Stores, Inc. Term Loan B			3.827% due 04/29/23 (Ê)	732	732
4.572% due 01/28/23 (Ê)	374	373	XPO Logistics, Inc. Term Loan
4.581% due 01/28/23 (Ê)	18	18	4.064% due 02/23/25 (Ê)	729	730
MultiPlan, Inc. Term Loan B					37,535
5.084% due 05/25/23 (Ê)	938	937

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 203

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mortgage-Backed Securities - 20.6%			0.444% due 03/25/47 (Å)(Ê)	2,098	2,056
225 Liberty Street Trust			Cold Storage Trust
Series 2016-225L Class A			Series 2017-ICE3 Class D
3.597% due 02/10/36 (Þ)	975	962	3.094% due 04/15/24 (Ê)(Þ)	6,181	6,218
A10 Securitization LLC			Commercial Mortgage Trust
Series 2016-1 Class C			Series 2013-300P Class A1
5.750% due 03/15/35 (Å)	4,391	4,275	4.353% due 08/10/30 (Þ)	1,900	1,962
Series 2017-AA Class B1			Series 2013-CR6 Class B
0.015% due 05/15/36 (Å)	6,380	6,213	3.397% due 03/10/46 (Þ)	1,355	1,322
Banc of America Commercial Mortgage			Series 2013-CR9 Class ASB
Trust			3.834% due 07/10/45	4,275	4,337
Series 2007-2 Class AJ			Series 2014-277P Class A
5.810% due 04/10/49 (~)(Ê)	317	190	3.732% due 08/10/49 (Ê)(Þ)	2,140	2,144
Banc of America Funding Corp.			Series 2015-3BP Class A
Series 2015-R3 Class 1A2			3.178% due 02/10/35 (Þ)	2,060	2,000
0.724% due 03/27/36 (~)(Ê)(Þ)	5,901	4,035	Series 2015-CCRE24 Class D
Banc of America Funding Trust			3.463% due 08/10/48 (~)(Ê)	180	146
Series 2005-D Class A1			Series 2015-LC19 Class A4
3.509% due 05/25/35 (~)(Ê)	2,876	3,005	3.183% due 02/10/48	1,232	1,203
Banc of America Mortgage Trust			Series 2016-787S Class A
Series 2005-D Class 2A7			3.545% due 02/10/36 (Þ)	975	956
3.195% due 05/25/35 (~)(Ê)	694	691
Barclays Commercial Mortgage			Series 2016-GCT Class A
Securities LLC			2.681% due 08/10/29 (Þ)	971	949
Series 2017-GLKS Class E			Countrywide Alternative Loan Trust
4.101% due 11/15/34 (Å)(Ê)	8,040	8,045	Series 2005-J13 Class 2A7
Bear Stearns Adjustable Rate Mortgage			5.500% due 11/25/35	257	233
Trust			Series 2006-13T1 Class A3
Series 2004-5 Class 2A			6.000% due 05/25/36	2,358	1,858
3.465% due 07/25/34 (~)(Ê)	390	388	Series 2007-15CB Class A5
Bear Stearns Alternative-A Trust			5.750% due 07/25/37	295	260
Series 2005-4 Class 24A1			Series 2007-15CB Class A7
3.031% due 05/25/35 (~)(Ê)	2,425	2,505	6.000% due 07/25/37	835	748
Bear Stearns ARM Trust			Credit Suisse Mortgage Capital
Series 2004-3 Class 2A			Certificates
3.063% due 07/25/34 (~)(Ê)	971	978	Series 2017-CHOP Class G
BXP Trust			6.446% due 07/15/32 (Ê)(Þ)	1,500	1,499
Series 2017-GM Class A			Credit Suisse Mortgage Trust
3.379% due 06/13/39 (Þ)	2,434	2,352	Series 2018-J1 Class A2
CFCRE Commercial Mortgage Trust			3.500% due 02/25/48 (~)(Ê)	3,896	3,845
Series 2016-C3 Class A3			CSAIL Commercial Mortgage Trust
3.865% due 01/10/48	6,630	6,654	Series 2015-C3 Class A3
CHL Mortgage Pass-Through Trust			3.447% due 08/15/48	270	267
Series 2004-11 Class 2A1			Series 2015-C4 Class E
2.650% due 07/25/34 (~)(Ê)	885	885	3.738% due 11/15/48 (~)(Ê)	3,610	2,786
Series 2006-14 Class A4			DBJPM Mortgage Trust
6.250% due 09/25/36	1,655	1,388	Series 2016-C3 Class A5
Series 2007-4 Class 1A10			2.890% due 09/10/49	1,630	1,538
6.000% due 05/25/37	3,050	2,446	DBUBS Mortgage Trust
Citigroup Commercial Mortgage Trust			Series 2011-LC3A Class C
Series 2013-375P Class A			5.510% due 08/10/44 (~)(Ê)(Þ)	320	334
3.251% due 05/10/35 (Þ)	2,330	2,306	Deutsche Mortgage Securities, Inc. Re-
Series 2013-375P Class D			REMIC Trust
3.635% due 05/10/35 (~)(Ê)(Þ)	4,067	3,980	Series 2007-WM1 Class A1
			4.078% due 06/27/37 (~)(Ê)(Þ)	3,606	3,636
Series 2015-GC29 Class C
4.293% due 04/10/48 (~)(Ê)	650	635	Fannie Mae
			3.500% due 2021	78	79
Series 2015-GC29 Class D
3.110% due 04/10/48 (Þ)	460	371	5.500% due 2021	27	27
Citigroup Mortgage Loan Trust, Inc.			2.500% due 2022	1,654	1,636
Series 2005-11 Class A2A			5.500% due 2022	120	123
3.630% due 10/25/35 (Ê)	40	40	2.000% due 2023	5,671	5,522
Series 2012-7 Class 10A2			4.500% due 2023	26	27
3.206% due 09/25/36 (~)(Å)(Ê)	1,708	1,716	5.500% due 2023	96	99
Series 2015-2 Class 5A1			2.500% due 2024	3,321	3,295

See accompanying notes which are an integral part of this quarterly report.

204 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 2024	13	13	30 Year TBA(Ï)
5.500% due 2024	230	239	3.000%	40,680	39,170
2.500% due 2025	2,097	2,080	3.500%	41,385	40,968
4.000% due 2025	573	588	4.000%	3,900	3,960
4.500% due 2025	24	25	4.500%	55,777	57,833
5.500% due 2025	173	179	5.000%	1,800	1,902
3.500% due 2026	1,168	1,179	Series 1997-281 Class 2
4.000% due 2026	464	475	Interest Only STRIP
3.000% due 2027	1,230	1,226	9.000% due 11/25/26 (Å)	10	2
3.030% due 2027	2,480	2,394	Series 2000-306 Class IO
4.500% due 2027	49	50	Interest Only STRIP
3.500% due 2028	1,063	1,074	8.000% due 05/25/30 (Å)	11	3
3.625% due 2028	3,040	3,061	Series 2001-317 Class 2
			Interest Only STRIP
3.500% due 2030	973	983	8.000% due 12/25/31 (Å)	17	4
2.600% due 2031	1,680	1,494	Series 2002-320 Class 2
5.000% due 2031	2,471	2,619	Interest Only STRIP
3.500% due 2032	1,561	1,578	7.000% due 04/25/32 (Å)	5	1
3.000% due 2033	3,691	3,642	Series 2003-343 Class 6
3.500% due 2033	2,906	2,937	Interest Only STRIP
5.500% due 2034	553	599	5.000% due 10/25/33	276	57
4.500% due 2035	2,809	2,948	Series 2005-365 Class 12
5.500% due 2035	362	392	Interest Only STRIP
6.000% due 2035	367	401	5.500% due 12/25/35	784	152
4.000% due 2036	42	43	Series 2006-369 Class 8
5.500% due 2036	726	784	Interest Only STRIP
4.000% due 2037	39	40	5.500% due 04/25/36	111	24
5.500% due 2037	217	234	Series 2016-C04 Class 1M2
5.500% due 2038	44	48	4.842% due 01/25/29 (Ê)	4,570	5,174
			Fannie Mae Connecticut Avenue
4.500% due 2039	375	392	Securities
6.000% due 2039	407	454	Series 2014-C02 Class 1M2
6.000% due 2039	288	314	3.134% due 05/25/24 (Ê)	5,088	5,409
4.500% due 2040	119	125	Series 2014-C03 Class 1M2
5.500% due 2040	3,977	4,315	4.621% due 07/25/24 (Ê)	1,108	1,186
4.000% due 2041	634	649	Series 2014-C04 Class 1M2
4.500% due 2041	745	814	6.138% due 11/25/24 (Ê)	3,035	3,471
4.500% due 2041	509	533	Series 2017-C03 Class 1M2
5.000% due 2041	2,490	2,663	4.237% due 10/25/29 (Ê)	1,950	2,099
3.500% due 2043	3,257	3,242	Fannie Mae REMICS
3.500% due 2045	9,973	9,916	Series 1997-68 Class SC
4.000% due 2045	5,777	5,897	Interest Only STRIP
3.000% due 2046	3,646	3,522	7.945% due 05/18/27 (Å)(Ê)	15	2
3.500% due 2046	4,549	4,522	Series 2003-25 Class IK
4.000% due 2046	10,870	11,092	Interest Only STRIP
4.500% due 2046	3,273	3,437	7.000% due 04/25/33 (Å)	43	11
5.000% due 2046	1,935	2,061	Series 2003-32 Class UI
			Interest Only STRIP
3.000% due 2047	4,690	4,532	6.000% due 05/25/33 (Å)	41	10
4.000% due 2047	29,972	30,479	Series 2003-33 Class IA
4.500% due 2047	1,170	1,214	Interest Only STRIP
4.500% due 2048	16,772	17,405	6.500% due 05/25/33 (Å)	200	48
5.000% due 2048	8,060	8,519	Series 2003-35 Class IU
4.000% due 2056	4,248	4,364	Interest Only STRIP
4.500% due 2056	1,708	1,791	6.000% due 05/25/33 (Å)	32	6
5.500% due 2056	1,532	1,659	Series 2003-35 Class UI
3.500% due 2057	4,835	4,779	Interest Only STRIP
4.000% due 2057	381	389	6.500% due 05/25/33 (Å)	44	11
4.500% due 2057	1,472	1,535	Series 2003-64 Class JI
15 Year TBA(Ï)			Interest Only STRIP
3.000%	1,300	1,288	6.000% due 07/25/33 (Å)	21	4
3.500%	13,800	13,921	Series 2005-117 Class LC
			5.500% due 11/25/35	1,001	1,034
			Series 2006-118 Class A1

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 205

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.644% due 12/25/36 (Ê)	33	32	Flagstar Mortgage Trust
Series 2007-73 Class A1			Series 2017-2 Class A5
0.644% due 07/25/37 (Ê)	301	296	3.500% due 10/25/47 (~)(Ê)(Þ)	6,181	6,102
Series 2009-70 Class PS			Series 2018-2 Class A4
Interest Only STRIP			3.500% due 04/25/48 (~)(Ê)	122	119
6.166% due 01/25/37 (Å)(Ê)	6,568	907	Freddie Mac
Series 2009-96 Class DB			4.500% due 2020	455	459
4.000% due 11/25/29	2,187	2,267	8.500% due 2025	5	5
Series 2010-95 Class S			3.500% due 2027	1,642	1,657
Interest Only STRIP			8.500% due 2027	22	25
6.016% due 09/25/40 (Å)(Ê)	6,466	1,046	2.000% due 2028	7,136	6,807
Series 2012-35 Class SC			3.500% due 2030	964	974
Interest Only STRIP			3.000% due 2031	1,889	1,870
5.266% due 04/25/42 (Ê)	28	5	4.500% due 2034	159	166
Series 2013-54 Class BS			3.000% due 2035	329	323
Interest Only STRIP			3.500% due 2035	1,701	1,713
4.918% due 06/25/43 (Ê)	299	51	5.000% due 2035	28	30
Series 2013-111 Class PL
2.000% due 12/25/42	3,641	3,305	3.000% due 2036	1,529	1,501
Series 2013-119 Class NT			4.000% due 2036	85	86
4.000% due 12/25/43	3,600	3,668	6.000% due 2038	1,110	1,221
Series 2013-124 Class SB			4.500% due 2039	4,930	5,153
Interest Only STRIP			5.500% due 2039	670	715
4.718% due 12/25/43 (Ê)	594	98	5.500% due 2040	982	1,058
Series 2015-43 Class PA			4.000% due 2041	7,056	7,219
3.500% due 01/25/43	1,544	1,528	5.500% due 2041	1,450	1,571
Series 2016-23 Class ST			3.500% due 2043	2,586	2,583
Interest Only STRIP			4.000% due 2044	4,219	4,317
5.416% due 11/25/45 (Ê)	3,096	499	3.500% due 2045	17,884	17,830
Series 2016-60 Class QS			4.000% due 2045	3,507	3,574
Interest Only STRIP			4.000% due 2046	11,820	12,048
5.516% due 09/25/46 (Ê)	1,048	138	4.500% due 2046	1,882	1,954
Series 2016-61 Class BS			3.000% due 2047	4,322	4,175
Interest Only STRIP			4.000% due 2047	7,843	7,979
5.516% due 09/25/46 (Ê)	2,841	332	4.500% due 2047	1,243	1,291
Series 2017-6 Class PA			4.000% due 2048	2,294	2,331
3.500% due 06/25/46	12,507	12,453
Series 2017-76 Class SB			4.500% due 2048	2,671	2,771
Interest Only STRIP			30 Year TBA(Ï)
4.866% due 10/25/57 (Ê)	1,870	313	4.500%	41,500	43,035
			Freddie Mac Multifamily Structured
Series 2017-85 Class SC			Pass-Through Certificates
Interest Only STRIP			Series 2013-K024 Class A2
4.963% due 11/25/47 (Ê)	600	87	2.573% due 09/25/22	8,350	8,181
Fannie Mae-Aces			Series 2013-K029 Class A2
Series 2014-M13 Class AB2			3.320% due 02/25/23 (~)(Ê)	7,940	7,992
2.951% due 08/25/24 (~)(Ê)	2,050	2,006
			Series 2015-K044 Class A2
Series 2015-M11 Class A1			2.811% due 01/25/25	3,050	2,971
2.097% due 04/25/25	1,110	1,100
			Series 2015-K051 Class A2
Series 2016-M2 Class ABV2			3.308% due 09/25/25	7,730	7,733
2.131% due 01/25/23	2,443	2,345
			Series 2016-K058 Class X1
Series 2016-M3 Class ASQ2			Interest Only STRIP
2.263% due 02/25/23	5,170	4,991	0.930% due 08/25/26 (~)(Ê)	25,109	1,562
Series 2016-M6 Class AB2			Series 2017-KJ17 Class A2
2.395% due 05/25/26	5,915	5,529	2.982% due 11/25/25	340	333
Series 2016-M7 Class AV2			Series 2017-SR01 Class A3
2.157% due 10/25/23	11,995	11,485	3.089% due 11/25/27	370	354
Series 2017-M15 Class ATS2			Freddie Mac REMICS
3.136% due 11/25/27 (~)(Ê)	250	242	Series 1999-2129 Class SG
FDIC Trust			Interest Only STRIP
Series 2010-R1 Class A			6.450% due 06/17/27 (Å)(Ê)	324	36
2.184% due 05/25/50 (Þ)	—	—	Series 2000-2247 Class SC
Federal Home Loan Bank			Interest Only STRIP
2.125% due 02/11/20	360	357	6.962% due 08/15/30 (Å)(Ê)	12	1

See accompanying notes which are an integral part of this quarterly report.

206 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2002-2463 Class SJ			Interest Only STRIP
Interest Only STRIP			8.058% due 08/16/29 (Å)(Ê)	40	7
7.462% due 03/15/32 (Å)(Ê)	25	4	Series 2012-135 Class IO
Series 2003-2610 Class UI			Interest Only STRIP
Interest Only STRIP			0.611% due 01/16/53 (~)(Ê)	12,962	509
6.500% due 05/15/33 (Å)	7	1	Series 2012-H27 Class AI
Series 2003-2624 Class QH			Interest Only STRIP
5.000% due 06/15/33	364	389	1.752% due 10/20/62 (~)(Ê)	1,410	81
Series 2003-2649 Class IM			Series 2014-190 Class PL
Interest Only STRIP			3.500% due 12/20/44	4,959	4,966
7.000% due 07/15/33 (Å)	57	13	Series 2016-21 Class ST
Series 2003-2725 Class TA			Interest Only STRIP
4.500% due 12/15/33	1,300	1,371	5.588% due 02/20/46 (Ê)	2,193	356
Series 2006-R007 Class ZA			Series 2016-47 Class CB
6.000% due 05/15/36	1,305	1,428	4.000% due 04/20/46	2,461	2,484
Series 2011-3973 Class SA			Series 2016-82 Class PC
Interest Only STRIP			3.500% due 06/20/46	3,355	3,279
5.331% due 12/15/41 (Ê)	102	18	Series 2016-84 Class IG
Series 2012-4045 Class HD			Interest Only STRIP
4.500% due 07/15/41	1,841	1,924	4.500% due 11/16/45	1,009	214
Series 2013-4233 Class MD			Series 2016-135 Class SB
1.750% due 03/15/25	281	280	Interest Only STRIP
Freddie Mac Strips			5.558% due 10/16/46 (Ê)	344	60
Series 1998-191 Class IO			Series 2017-H15 Class KI
Interest Only STRIP			Interest Only STRIP
8.000% due 01/01/28 (Å)	10	2	2.152% due 07/20/67 (~)(Ê)	599	89
Series 1998-194 Class IO			Series 2017-H18 Class BI
Interest Only STRIP			Interest Only STRIP
6.500% due 04/01/28 (Å)	22	4	1.627% due 09/20/67 (~)(Ê)	7,775	724
Series 2001-212 Class IO			Series 2018-H06 Class PF
Interest Only STRIP			2.200% due 02/20/68 (Ê)	1,069	1,067
6.000% due 05/01/31 (Å)	22	5	Ginnie Mae I
Series 2001-215 Class IO			2.140% due 2023	2,430	2,337
Interest Only STRIP			4.500% due 2039	7,898	8,265
8.000% due 06/15/31 (Å)	25	7	5.000% due 2039	3,031	3,226
Series 2014-334 Class S7			4.500% due 2040	893	943
Interest Only STRIP			4.500% due 2041	1,598	1,688
5.562% due 08/15/44 (Ê)	1,162	199	4.500% due 2042	175	185
Series 2016-353 Class S1			3.000% due 2043	935	918
Interest Only STRIP			Ginnie Mae II
4.773% due 12/15/46 (Ê)	520	89
Freddie Mac Structured Agency Credit			3.000% due 2046	2,366	2,317
Risk Debt Notes			3.500% due 2046	2,849	2,860
Series 2014-DN2 Class M3			3.000% due 2047	2,614	2,550
4.124% due 04/25/24 (Ê)	2,918	3,240	3.500% due 2047	2,314	2,321
Series 2015-DNA2 Class M2			5.000% due 2048	1,597	1,679
3.838% due 12/25/27 (Ê)	2,239	2,285	30 Year TBA(Ï)
Series 2015-DNA3 Class M3			3.000%	4,100	3,996
5.133% due 04/25/28 (Ê)	2,730	3,256	3.500%	2,600	2,604
Series 2015-DNA3 Class M3F			4.000%	8,800	8,995
5.321% due 04/25/28 (Ê)	4,380	5,000	4.500%	23,580	24,472
Series 2015-HQA2 Class M2			5.000%	1,800	1,887
4.038% due 05/25/28 (Ê)	3,598	3,693	Ginnie Mae REMICS
Series 2016-DNA4 Class M2			Series 2013-53 Class OI
2.291% due 03/25/29 (Ê)	1,890	1,909	Interest Only STRIP
Series 2017-DNA1 Class B1			3.500% due 04/20/43	181	27
5.729% due 07/25/29 (Ê)	830	948	Series 2017-H20 Class IB
Freddie Mac Whole Loan Securities			Interest Only STRIP
Trust			1.963% due 10/20/67 (~)(Ê)(Š)	301	37
Series 2016-SC01 Class M1			Series 2018-H07 Class FD
3.883% due 07/25/46 (~)(Ê)	885	859	2.230% due 05/20/68 (Ê)	1,877	1,872
Ginnie Mae			Grace Mortgage Trust
Series 1999-27 Class SE			Series 2014-GRCE Class A
			3.369% due 06/10/28 (Þ)	2,614	2,620

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 207

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GS Mortgage Securities Corp. II			Lone Star Portfolio Trust
Series 2018-SRP5 Class A			Series 2015-LSP Class E
3.281% due 09/15/31 (Ê)(Þ)	2,790	2,791	7.519% due 09/15/28 (Ê)(Þ)	776	782
GS Mortgage Securities Corp. Trust			ML-CFC Commercial Mortgage Trust
Series 2018-CHLL Class D			Series 2007-5 Class AJ
3.238% due 02/15/37 (Ê)(Þ)	1,914	1,912	5.450% due 08/12/48 (~)(Ê)	751	586
GS Mortgage Securities Trust			Series 2007-5 Class AJFL
Series 2012-GCJ7 Class A4			5.450% due 08/12/48 (~)(Ê)(Þ)	744	580
3.377% due 05/10/45	5,910	5,922	Morgan Stanley Bank of America Merrill
Series 2013-GC14 Class AAB			Lynch Trust
3.817% due 08/10/46	2,410	2,442	Series 2015-C24 Class A4
Series 2013-GC14 Class AS			3.732% due 05/15/48	1,000	1,005
4.507% due 08/10/46 (Þ)	1,630	1,692	Series 2015-C26 Class A3
Series 2015-GS1 Class C			3.211% due 10/15/48	5,055	4,945
4.570% due 11/10/48 (~)(Ê)	780	771	Series 2016-C31 Class C
Series 2016-GS2 Class A4			4.322% due 11/15/49 (~)(Ê)	770	755
3.050% due 05/10/49 (Æ)	7,865	7,520	Morgan Stanley Capital I Trust
Hilton USA Trust			Series 2007-T25 Class AJ
Series 2016-HHV Class D			5.574% due 11/12/49 (~)(Ê)	1,808	1,826
4.194% due 11/05/38 (~)(Ê)(Þ)	9,138	8,887	Series 2015-MS1 Class A4
Series 2016-SFP Class A			3.779% due 05/15/48 (~)(Ê)	1,360	1,368
2.828% due 11/05/35 (Þ)	1,499	1,452	Series 2016-UBS9 Class A4
HMH Trust			3.594% due 03/15/49	1,425	1,412
Series 2017-NSS Class E			Morgan Stanley Mortgage Capital
6.292% due 07/05/31 (Å)	7,770	7,475	Holdings LLC Trust
Hudsons Bay Simon JV Trust			Series 2017-237P Class D
Series 2015-HB7 Class A7			3.865% due 09/13/39 (Þ)	5,268	4,978
3.914% due 08/05/34 (Þ)	3,403	3,352	Series 2017-237P Class XA
Hyatt Hotel Portfolio Trust			Interest Only
Series 2017-HYT2 Class C			0.467% due 09/13/39 (~)(Å)(Ê)	58,208	1,668
2.289% due 08/09/20 (Ê)(Þ)	4,614	4,614	Series 2017-237P Class XB
IndyMac INDA Mortgage Loan Trust			Interest Only
Series 2007-AR1 Class 1A1			0.175% due 09/13/39 (~)(Å)(Ê)	35,996	273
3.186% due 03/25/37 (~)(Ê)	1,022	993	MSCG Trust
JPMDB Commercial Mortgage Securities			Series 2015-ALDR Class A2
Trust			3.577% due 06/07/35 (~)(Ê)(Þ)	1,435	1,389
Series 2017-C7 Class XA			Nomura Resecuritization Trust
0.917% due 10/15/50 (~)(Ê)	11,642	721	Series 2013-1R Class 3A12
JPMorgan Chase Commercial Mortgage			0.694% due 10/26/36 (Ê)(Þ)	1,640	1,625
Securities Trust			Series 2014-1R Class 5A3
Series 2004-LN2 Class B			0.684% due 10/26/36 (Ê)(Š)(Þ)	4,173	3,991
5.446% due 07/15/41 (~)(Ê)	1,547	1,330	Series 2015-4R Class 1A14
Series 2015-MAR7 Class E			0.739% due 03/26/47 (Ê)(Þ)	5,270	3,571
5.962% due 06/05/32 (Þ)	3,000	2,941	Series 2015-4R Class 2A2
Series 2016-NINE Class A			0.674% due 10/26/36 (Ê)(Þ)	3,295	2,849
2.854% due 10/06/38 (~)(Ê)(Þ)	2,305	2,150	Series 2015-8R Class 4A4
JPMorgan Mortgage Trust			1.369% due 11/25/47 (~)(Ê)(Þ)	6,638	3,977
Series 2005-A4 Class 1A1			Series 2015-11R Class 3A2
2.991% due 07/25/35 (~)(Ê)	237	239	2.747% due 05/25/36 (~)(Ê)(Š)(Þ)	1,272	1,245
Series 2013-1 Class 2A2			One Market Plaza Trust
2.500% due 03/25/43 (~)(Ê)(Þ)	2,714	2,604	Series 2017-1MKT Class C
Series 2017-2 Class A5			4.016% due 02/10/32 (Þ)	1,041	1,033
3.500% due 05/25/47 (~)(Ê)(Þ)	8,262	8,165	Series 2017-1MKT Class D
Series 2017-4 Class A5			4.146% due 02/10/32 (Þ)	2,675	2,640
3.500% due 11/25/47 (~)(Ê)(Þ)	6,260	6,171	Series 2017-1MKT Class E
Series 2018-3 Class A1			4.142% due 02/10/32 (Å)	4,080	3,883
3.500% due 04/25/48 (~)(Ê)(Þ)	3,897	3,799	RBS Commercial Funding, Inc. Trust
Series 2018-4 Class A1			Series 2013-GSP Class A
3.500% due 10/25/48 (~)(Ê)(Þ)	25	24	3.961% due 01/13/32 (~)(Ê)(Þ)	1,055	1,066
Series 2018-5 Class A1			Sequoia Mortgage Trust
3.500% due 10/25/48 (~)(Ê)(Þ)	3,754	3,660	Series 2014-4 Class A2
LB Commercial Mortgage Trust			3.500% due 11/25/44 (~)(Ê)(Þ)	599	599
Series 2007-C3 Class AJ			Series 2015-1 Class A1
6.116% due 07/15/44 (~)(Ê)	482	490	3.500% due 01/25/45 (~)(Ê)(Þ)	4,542	4,464

See accompanying notes which are an integral part of this quarterly report.

208 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
SG Commercial Mortgage Securities			6.000% due 10/25/36		1,769	1,755
Trust			Series 2006-AR5 Class 1A1
Series 2016-C5 Class A4			3.337% due 04/25/36 (~)(Ê)		6,397	6,458
3.055% due 10/10/48	2,870	2,728	WFRBS Commercial Mortgage Trust
Shops at Crystals Trust			Series 2014-C19 Class A3
Series 2016-CSTL Class A			3.660% due 03/15/47		1,780	1,794
3.126% due 07/05/36 (Þ)	520	493	Series 2014-C24 Class D
Structured Adjustable Rate Mortgage			3.692% due 11/15/47 (Þ)		930	652
Loan Trust			Worldwide Plaza Trust
Series 2004-12 Class 2A			Series 2017-WWP Class A
2.735% due 09/25/34 (~)(Ê)	2,866	2,836	3.526% due 11/10/36 (Þ)		2,648	2,576
Structured Asset Mortgage Investments
II Trust						973,049
Series 2004-AR7 Class A1B			Municipal Bonds - 0.3%
0.962% due 04/19/35 (Ê)	416	407	Municipal Electric Authority of Georgia
Series 2004-AR8 Class A1			Revenue Bonds
1.242% due 05/19/35 (Ê)	1,196	1,179	6.637% due 04/01/57		4,753	5,965
Tharaldson Hotel Portfolio Trust			7.055% due 04/01/57		820	977
Series 2018-THL Class A			RIB Floater Trust
2.847% due 11/11/34 (Ê)(Þ)	1,186	1,185	1.340% due 07/01/22 (~)(Ê)(Þ)		2,415	2,415
VSD LLC			RIB Floater Trust Various States
3.600% due 12/25/43 (~)	405	405	Revenue Bonds
			0.970% due 08/15/22 (~)(Ê)(Þ)		1,455	1,455
Waldorf Astoria Boca Raton Trust			Tender Option Bond Trust Receipts /
Series 2016-BOCA Class E			Certificates Revenue Bonds
4.888% due 06/15/29 (Å)(Ê)	4,000	4,009
Washington Mutual Mortgage Pass-			2.590% due 10/29/27 (~)(Ê)(Þ)		5,500	5,500
Through Certificates Trust						16,312
Series 2004-AR1 Class A			Non-US Bonds - 3.4%
2.783% due 03/25/34 (~)(Ê)	505	516	Australia Government International
Series 2005-AR6 Class 2A1A			Bond
0.822% due 04/25/45 (Ê)	3,424	3,411	Series 126
Series 2006-AR10 Class 1A1			4.500% due 04/15/20	AUD	14,350	11,102
2.821% due 09/25/36 (~)(Ê)	2,506	2,426	Series 133
Series 2006-AR18 Class 1A1			5.500% due 04/21/23	AUD	3,210	2,727
2.867% due 01/25/37 (~)(Ê)	4,476	4,217	Series 140
Series 2007-HY5 Class 3A1			4.500% due 04/21/33	AUD	6,360	5,678
4.322% due 05/25/37 (~)(Ê)	2,459	2,327	Brazil Notas do Tesouro Nacional
Wells Fargo Commercial Mortgage Trust			Series NTNB
Series 2015-NXS1 Class D			6.000% due 05/15/45	BRL	991	864
4.241% due 05/15/48 (~)(Ê)	40	36	Series NTNF
Series 2016-BNK1 Class A3			10.000% due 01/01/21	BRL	20,112	5,524
2.652% due 08/15/49	3,220	2,978	10.000% due 01/01/23	BRL	17,198	4,583
Series 2016-C37 Class C			10.000% due 01/01/25	BRL	16,600	4,304
4.495% due 12/15/49 (~)(Ê)	960	939	10.000% due 01/01/27	BRL	955	243
Series 2017-C39 Class C			Colombian TES
4.118% due 09/15/50	810	766	Series B
Series 2017-RB1 Class XA			10.000% due 07/24/24	COP	36,879,700	15,082
Interest Only			6.000% due 04/28/28	COP	5,001,300	1,628
1.288% due 03/15/50 (~)(Ê)	9,034	780	Ireland Government International Bond
Wells Fargo Mortgage Backed Securities			5.400% due 03/13/25	EUR	6,540	10,130
Trust			Japan Government 10 Year International
Series 2004-CC Class A1			Bond
2.888% due 01/25/35 (~)(Ê)	1,249	1,277	Series 348
Series 2005-AR7 Class 2A1			0.100% due 09/20/27	JPY	400,300	3,602
3.087% due 05/25/35 (~)(Ê)	355	355	Malaysia Government International Bond
Series 2005-AR8 Class 1A1			Series 0116
2.947% due 06/25/35 (~)(Ê)	1,932	1,977	3.800% due 08/17/23	MYR	20,630	5,057
Series 2006-6 Class 1A8			Series 0117
5.750% due 05/25/36	443	437	3.882% due 03/10/22	MYR	2,332	577
Series 2006-8 Class A15			Series 0215
6.000% due 07/25/36	829	834	3.795% due 09/30/22	MYR	2,580	635
Series 2006-11 Class A9			Series 0314
6.500% due 09/25/36	361	351	4.048% due 09/30/21	MYR	6,770	1,684
Series 2006-13 Class A5			Series 0315

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 209

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
3.659% due 10/15/20	MYR	50	12			162,936
Series 0414				United States Government Treasuries - 29.9%
3.654% due 10/31/19	MYR	11,660	2,875	United States Treasury Inflation Indexed
Series 0517				Bonds
3.441% due 02/15/21	MYR	2,354	577	1.375% due 01/15/20	54,267	54,605
Mexican Bonos				0.125% due 04/15/21	58,812	57,536
Series M 20				0.375% due 07/15/23	37,271	36,639
10.000% due 12/05/24	MXN	3,420	204	0.375% due 07/15/25	37,729	36,706
7.500% due 06/03/27	MXN	11,443	604	3.375% due 04/15/32	34,849	45,841
Series M 30				2.125% due 02/15/40	21,335	26,418
10.000% due 11/20/36	MXN	70,020	4,535	0.750% due 02/15/45	24,600	23,505
8.500% due 11/18/38	MXN	61,980	3,535	1.000% due 02/15/46	3,249	3,294
Series M				0.875% due 02/15/47	24,750	24,364
8.000% due 06/11/20	MXN	8,710	469	United States Treasury Notes
6.500% due 06/10/21	MXN	4,060	210	1.375% due 05/31/20	96,484	94,272
7.750% due 05/29/31	MXN	14,850	793	1.375% due 09/30/20	31,215	30,350
7.750% due 11/13/42	MXN	236,140	12,494	1.375% due 05/31/21	62,185	59,834
8.000% due 11/07/47	MXN	58,570	3,184	1.125% due 06/30/21	78,510	74,916
New Zealand Government International				1.250% due 10/31/21	124,115	118,204
Bond				1.750% due 05/15/23	79,205	75,347
Series 0423
5.500% due 04/15/23	NZD	2,490	1,950	2.750% due 07/31/23	4,680	4,659
Series 0427				1.625% due 10/31/23	82,880	77,901
4.500% due 04/15/27	NZD	2,070	1,617	2.250% due 10/31/24	11,365	10,940
Series 0521				2.500% due 01/31/25	48,420	47,240
6.000% due 05/15/21	NZD	19,764	14,955	2.875% due 04/30/25	61,505	61,337
Series 0925				2.125% due 05/15/25	15,817	15,041
2.000% due 09/20/25	NZD	3,440	2,622	2.875% due 07/31/25	1,370	1,366
Peru Government International Bond				2.000% due 08/15/25	24,968	23,506
5.700% due 08/12/24	PEN	17,840	5,721	2.250% due 11/15/25	14,865	14,202
6.900% due 08/12/37	PEN	16,880	5,584	1.625% due 05/15/26	11,135	10,120
Republic of Argentina Government				1.500% due 08/15/26	11,404	10,229
International Bond				2.375% due 05/15/27	13,860	13,246
18.200% due 10/03/21	ARS	27,640	887	2.250% due 08/15/27	150	142
Series POM				2.250% due 11/15/27	95,165	89,700
40.000% due 06/21/20 (Ê)	ARS	2,190	84	2.750% due 02/15/28	10,304	10,123
Republic of Poland Government				1.625% due 05/15/28	12,792	11,660
International Bond
Series 1020				2.875% due 05/15/28	15,218	15,109
5.250% due 10/25/20	PLN	4,690	1,382	4.375% due 02/15/38	10,770	12,921
Series 1021				4.500% due 05/15/38	10,810	13,187
5.750% due 10/25/21	PLN	10,962	3,358	3.750% due 11/15/43	26,305	29,397
Series 1023				3.125% due 08/15/44	3,815	3,847
4.000% due 10/25/23	PLN	4,470	1,310	2.875% due 08/15/45	2,495	2,401
Russian Federal Bond - OFZ				3.000% due 11/15/45	9,435	9,297
Series 6207				3.000% due 02/15/47	28,420	27,994
8.150% due 02/03/27	RUB	192,010	3,187	3.000% due 05/15/47	8,725	8,588
Series 6212				2.750% due 08/15/47	77,225	72,317
7.050% due 01/19/28	RUB	49,116	760	2.750% due 11/15/47	20,780	19,453
Series 6219				3.000% due 02/15/48	25,719	25,324
7.750% due 09/16/26	RUB	206,670	3,344	3.125% due 05/15/48	6,650	6,708
Singapore Government International
Bond						1,409,786
1.625% due 10/01/19	SGD	490	359	Total Long-Term Investments
2.000% due 07/01/20	SGD	1,060	780	(cost $4,376,500)		4,343,621
2.250% due 06/01/21	SGD	3,270	2,419
1.250% due 10/01/21	SGD	1,630	1,170	Common Stocks - 0.0%
3.125% due 09/01/22	SGD	1,570	1,202	Financial Services - 0.0%
2.750% due 07/01/23	SGD	2,650	1,995	Escrow GM Corp. (Å)(Š)	420,000	—
3.000% due 09/01/24	SGD	2,860	2,184	Total Common Stocks
2.375% due 06/01/25	SGD	1,250	919	(cost $—)		—
2.125% due 06/01/26	SGD	840	605
3.500% due 03/01/27	SGD	2,050	1,630

See accompanying notes which are an integral part of this quarterly report.

210 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
					2.250% due 02/13/19	2,755	2,749
Options Purchased - 0.0%					Chevron Corp.
(Number of Contracts)
Swaption					1.790% due 11/16/18	750	749
(Counterparty, Fund Receives/Fund					1.561% due 05/16/19	1,790	1,774
Pays, Notional, Termination Date)					Coca-Cola Co. (The)
(BNP Paribas, USD 0.626%/CDX NA					2.307% due 09/21/18 (ç)(Þ)(~)	3,000	2,990
Investment Grade Index, USD 2,920,					Credit Agricole SA
06/20/23)
BNP Paribas Aug 2018 62.50					2.500% due 04/15/19 (Þ)	250	250
Call (1)	USD	15,700	(ÿ)	30	Credit Suisse AG
United States Treasury					Series YCD
Bond Futures					2.422% due 01/16/19 (Ê)(~)	2,245	2,246
Merrill Lynch Aug 2018 144.00					Daimler Finance NA LLC
Call (23)	USD	3,312	(ÿ)	12	2.000% due 08/03/18 (Þ)	6,630	6,630
Total Options Purchased					Dell International LLC / EMC Corp.
(cost $33)				42	3.480% due 06/01/19 (Þ)	1,000	1,003
					DZ Bank AG
Short-Term Investments - 10.9%					Series YCD
AerCap Ireland Capital, Ltd. / AerCap					2.701% due 08/16/18 (ç)(Ê)(~)	3,750	3,750
Global Aviation Trust					Eni Finance USA, Inc.
Series WI					2.229% due 08/29/18 (ç)(Þ)(~)	500	499
3.750% due 05/15/19		400		402	EnLink Midstream Partners LP
Ally Financial, Inc.					2.700% due 04/01/19	2,120	2,112
3.250% due 11/05/18		2,710		2,708	Exxon Mobil Corp.
American Express Credit Corp.					2.491% due 03/15/19 (Ê)	4,555	4,560
2.885% due 03/18/19 (Ê)		5,804		5,823	Fannie Mae
Anheuser-Busch InBev Worldwide, Inc.					2.680% due 04/01/19	636	635
Zero coupon due 08/01/18 (ç)(Þ)(~)		400		400	Series 2003-345 Class 18
Apache Corp.					Interest Only STRIP
6.900% due 09/15/18		1,140		1,146	4.500% due 12/25/18	7	—
Apple, Inc.					Series 2003-345 Class 19
3.150% due 02/22/19 (Ê)		3,380		3,396	Interest Only STRIP
					4.500% due 01/25/19	6	—
2.663% due 05/06/19 (Ê)		2,725		2,731	Federal Home Loan Bank Discount
AT&T, Inc.					Notes
2.979% due 05/30/19 (Þ)(~)		6,000		5,856	1.883% due 08/17/18 (ç)(~)	1,000	999
Bank of America Corp.
Series L					1.840% due 08/27/18 (ç)(~)	2,240	2,237
2.600% due 01/15/19		45		45	Ford Motor Credit Co.
Bank of America NA					3.060% due 04/15/19 (~)	8,760	8,588
Series BKNT					Ford Motor Credit Co. LLC
2.050% due 12/07/18		1,815		1,813	2.551% due 10/05/18	6,680	6,680
Bank of Montreal					Freddie Mac
2.186% due 08/09/18 (~)		3,980		3,978	4.500% due 08/01/18	35	35
Bank of Nova Scotia (The)					General Motors Co.
2.996% due 06/14/19 (Ê)		7,500		7,535	3.500% due 10/02/18	380	381
BMW US Capital LLC					Hewlett Packard Enterprise Co.
1.500% due 04/11/19 (Þ)		5,753		5,700	Series WI
BNP Paribas Fortis Funding SA					2.850% due 10/05/18	632	632
1.526% due 08/03/18 (~)		3,280		3,280	Hyundai Capital America
BPCE SA					2.000% due 07/01/19 (Þ)	1,235	1,221
2.566% due 01/18/19 (Þ)(~)		1,500		1,482	ING US Funding LLC
Canadian Imperial Bank of Commerce					2.436% due 04/12/19 (Ê)(~)	600	600
Series YCD					International Business Machines Corp.
2.649% due 05/29/19 (Ê)(~)		6,000		6,010	1.272% due 02/12/19 (Ê)	1,270	1,273
Canadian Oil Sands, Ltd.					International Lease Finance Corp.
7.750% due 05/15/19 (Þ)		2,590		2,667	7.125% due 09/01/18 (Þ)	1,000	1,003
Capital One Bank USA NA					John Deere Capital Corp.
Series BKNT					2.609% due 10/15/18 (Ê)(~)	761	761
					JPMorgan Securities LLC

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 211

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
2.414% due 09/27/18 (ç)(~)		6,410		6,387	1.717% due 08/16/18 (ç)(~)	14,493	14,483
LyondellBasell Industries NV					1.787% due 08/16/18 (ç)(~)	3,420	3,417
5.000% due 04/15/19		1,121		1,132	1.822% due 08/23/18 (ç)(~)	10,350	10,338
Malaysia Government International Bond					1.748% due 09/13/18 (ç)(~)	3,100	3,094
Series 0515
3.759% due 03/15/19	MYR	3,040		750	1.936% due 10/04/18 (~)	14,530	14,480
Metropolitan Life Global Funding I					1.961% due 10/11/18 (~)	1,500	1,494
1.350% due 09/14/18 (Þ)		1,155		1,154	2.022% due 11/01/18 (~)	300	298
Morgan Stanley					2.043% due 11/15/18 (~)	10,450	10,388
Series GMTN					2.060% due 11/29/18 (~)	1,600	1,589
7.300% due 05/13/19		1,000		1,034	2.071% due 12/06/18 (~)	14,581	14,477
National Australia Bank, Ltd.
2.609% due 05/14/19 (Ê)(Þ)		5,000		5,005	2.153% due 01/03/19 (~)	14,586	14,454
National Bank of Canada					United States Treasury Notes
Series YCD					3.750% due 11/15/18	10,872	10,924
2.563% due 05/08/19 (Ê)(~)		4,000		4,000	0.875% due 07/31/19	67,075	66,025
Natixis SA					Verizon Communications, Inc.
1.178% due 08/02/18 (~)		5,060		5,060	4.086% due 09/14/18 (Ê)	1,010	1,012
2.305% due 08/31/18 (ç)(~)		410		409	3.105% due 06/17/19 (Ê)	2,550	2,563
New York Life Global Funding					Vodafone Group PLC
2.457% due 04/12/19 (Ê)(Þ)		9,645		9,649	1.710% due 09/04/18 (Æ)(Þ)(~)	4,125	4,118
Nordea Bank AB					2.479% due 10/04/18 (Þ)(~)	2,400	2,390
Series YCD					Total Short-Term Investments
2.711% due 02/21/19 (Ê)(~)		4,000		4,008	(cost $512,103)		512,165
2.611% due 04/10/19 (Ê)(~)		1,800		1,803
Novartis Securities Investment, Ltd.					Total Investments 102.8%
5.125% due 02/10/19		2,740		2,775	(identified cost $4,888,636)		4,855,828
PACCAR Financial Corp.
Series MTN
2.914% due 12/06/18 (Ê)		2,850		2,855	Other Assets and Liabilities,
Pharmacia LLC					Net - (2.8%)		(130,030)
6.500% due 12/01/18		2,065		2,091	Net Assets - 100.0%		4,725,798
Province of Quebec Canada
2.627% due 07/21/19 (Ê)		3,380		3,387
Series MTN
1.161% due 09/04/18 (Ê)		1,895		1,895
PSP Capital, Inc
1.863% due 11/07/18 (Ê)(Þ)(~)		2,000		2,001
Republic of Argentina Government
International Bond
21.200% due 09/19/18	ARS	450		17
Sheffield Receivables Co. LLC
2.368% due 11/05/18 (Þ)(~)		4,600		4,571
Shell International Finance BV
1.462% due 11/10/18 (Ê)		5,690		5,699
1.375% due 05/10/19		2,000		1,983
Sumitomo Mitsui Banking Corp.
Series YCD
2.803% due 05/15/19 (Ê)(~)		6,000		6,014
Svenska Handelsbanken AB
Series YCD
2.755% due 02/12/19 (Ê)(~)		3,250		3,255
2.599% due 06/07/19 (Ê)(~)		3,250		3,254
Teva Pharmaceutical Finance
Netherlands III BV
1.700% due 07/19/19		150		147
U. S. Cash Management Fund	146,939,824		(8)	146,957
United States Treasury Bills

See accompanying notes which are an integral part of this quarterly report.

212 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.0%
A10 Securitization LLC	05/19/16	4,391,000	99.97	4,390	4,275
A10 Securitization LLC	06/23/17	6,379,911	100.00	6,380	6,213
Barclays Commercial Mortgage Securities LLC	11/17/17	8,040,000	100.00	8,040	8,045
BCAP LLC Trust	11/26/13	1,545,575	104.21	1,611	1,568
Citigroup Mortgage Loan Trust, Inc.	08/03/15	1,708,309	89.38	1,527	1,716
Citigroup Mortgage Loan Trust, Inc.	02/01/17	2,097,761	97.67	2,049	2,056
Escrow GM Corp.	04/21/11	420,000	—	—	—
Fannie Mae	10/27/00	9,953	17.81	2	2
Fannie Mae	02/12/01	11,185	27.08	3	3
Fannie Mae	08/14/02	4,984	24.24	1	1
Fannie Mae	04/27/10	16,958	24.12	4	4
Fannie Mae REMICS	09/15/00	14,705	11.97	2	2
Fannie Mae REMICS	04/02/03	200,394	23.94	48	48
Fannie Mae REMICS	05/28/03	43,027	25.19	11	11
Fannie Mae REMICS	01/07/04	41,287	23.89	10	10
Fannie Mae REMICS	04/25/05	20,773	18.08	4	4
Fannie Mae REMICS	04/25/05	32,465	19.94	6	6
Fannie Mae REMICS	04/25/05	44,318	24.02	11	11
Fannie Mae REMICS	04/08/10	6,568,189	13.80	906	907
Fannie Mae REMICS	09/22/10	6,465,791	16.17	1,046	1,046
Freddie Mac REMICS	04/14/03	25,453	17.29	4	4
Freddie Mac REMICS	06/11/03	6,514	21.15	1	1
Freddie Mac REMICS	03/05/04	56,592	23.43	13	13
Freddie Mac REMICS	03/15/04	11,536	10.00	1	1
Freddie Mac REMICS	04/22/05	324,277	11.04	36	36
Freddie Mac Strips	12/12/00	10,108	20.95	2	2
Freddie Mac Strips	05/29/03	22,159	18.21	4	4
Freddie Mac Strips	08/19/03	21,626	22.24	5	5
Freddie Mac Strips	02/13/04	24,853	26.59	7	7
Ginnie Mae	01/20/10	40,323	16.33	7	7
GSAA Trust	10/21/15	2,137,768	86.55	1,850	1,947
HMH Trust	06/09/17	7,770,000	100.00	7,770	7,475
Irwin Home Equity Loan Trust	06/30/15	1,961,976	102.17	2,005	1,990
Irwin Home Equity Loan Trust	05/04/16	727,514	54.11	394	729
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	35,996,000	0.76	273	273
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	58,208,000	2.86	1,668	1,668
One Market Plaza Trust	02/15/17	4,080,000	97.70	3,986	3,883
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,009
					47,982
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 213

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Access Group, Inc.	USD 3 Month LIBOR	0.060
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.280
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.260
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Albertson's LLC Term Loan B6	USD 3 Month LIBOR	3.000
Ambac LSNI LLC	USD 3 Month LIBOR	5.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
American Builders Contractors Co. , Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
American Express Co.	USD 3 Month LIBOR	0.650
American Express Credit Corp.	USD 3 Month LIBOR	0.550
American Honda Finance Corp.	USD 3 Month LIBOR	0.350
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
Apple, Inc.	USD 3 Month LIBOR	0.820
Apple, Inc.	USD 3 Month LIBOR	0.300
Aramark Services, Inc. Term Loan B1	USD 3 Month LIBOR	1.750
Aristocrat International, Pty, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	1.750
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Banco Santander SA	USD 3 Month LIBOR	1.120
Bank of America Corp.	USD 3 Month LIBOR	2.931
Bank of America Corp.	USD 3 Month LIBOR	0.810
Bank of America Corp.	USD 3 Month LIBOR	0.780
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.660
Bank of America Corp.	USD 3 Month LIBOR	1.040
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of America Corp.	USD 3 Month LIBOR	3.898
	USD Swap Semiannual 30/360 (versus 3 Month
Bank of Montreal	LIBOR) 5 Year Rate	1.432
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.660
Barclays Bank PLC	USD 3 Month LIBOR	1.550
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	2.850
	USD Swap Semiannual 30/360 (versus 3 Month
Barclays PLC	LIBOR) 5 Year Rate	6.705
Barclays PLC	USD 3 Month LIBOR	3.804
Barclays PLC	USD 3 Month LIBOR	1.356
Beacon Roofing Supply, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Week LIBOR	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan R	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.093
Bluemountain CLO , Ltd.	USD 3 Month LIBOR	1.180
BNC Mortgage Loan Trust	USD 1 Month LIBOR	0.160
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	1.483

See accompanying notes which are an integral part of this quarterly report.

214 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Boyd Gaming Corp. Term Loan B	USD 1 Week LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.330
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Caterpillar Financial Services Corp.	USD 3 Month LIBOR	0.230
Cedar Funding VI CLO, Ltd.	USD 3 Month LIBOR	1.470
Centex Home Equity Loan Trust	USD 1 Month LIBOR	0.250
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	0.480
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings, LLC Term Loan B	USD 1 Month LIBOR	2.250
Cold Storage Trust	USD 1 Month LIBOR	2.100
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Credit Agricole SA	USD 3 Month LIBOR	6.982
Credit Suisse AG	USD 1 Month LIBOR	0.350
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	3.455
Credit Suisse Group AG	USD 3 Month LIBOR	1.410
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan B	USD 1 Month LIBOR	2.750
Danske Bank A/S	USD 3 Month LIBOR	0.510
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
DNB Nor Bank ASA	USD 3 Month LIBOR	0.220
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden XXVIII Senior Loan Fund	USD 3 Month LIBOR	1.200
DZ Bank AG	USD 3 Month LIBOR	0.370
eBay, Inc.	USD 3 Month LIBOR	0.480
Enbridge, Inc.	USD 3 Month LIBOR	3.418
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Exxon Mobil Corp.	USD 3 Month LIBOR	0.150
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.600
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.750
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	8.500

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 215

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
Four Seasons Hotels, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Freddie Mac REMICS	USD 1 Month LIBOR	8.000
Freddie Mac REMICS	USD 1 Month LIBOR	7.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac REMICS	USD 1 Month LIBOR	7.000
Freddie Mac Strips	USD 1 Month LIBOR	6.000
Freddie Mac Strips	USD 1 Month LIBOR	6.100
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.300
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Ginnie Mae	USD 1 Month LIBOR	0.300
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	8.600
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.300
Golden Nugget, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	2.602
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.170
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
Greenwood Park CLO, Ltd.	USD 3 Month LIBOR	1.010
	U. S. Treasury Yield Curve Rate T Note Constant
Grupo Bimbo SAB de CV	Maturity 5 Year	3.280
GS Mortgage Securities Corp. II	USD 1 Month LIBOR	1.300
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
GSAMP Trust	USD 1 Month LIBOR	0.150
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Hilton Worldwide Finance LLC Term Loan B2	USD 3 Month LIBOR	1.750
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
Home Equity Asset Trust	USD 1 Month LIBOR	0.390
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453

See accompanying notes which are an integral part of this quarterly report.

216 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
HSBC Holdings PLC	USD 3 Month LIBOR	0.987
HSBC Holdings PLC	USD 3 Month LIBOR	0.600
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
HSBC Holdings PLC	USD 3 Month LIBOR	1.535
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.250
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.056
IBM Credit LLC	USD 3 Month LIBOR	0.260
ING US Funding LLC	USD 3 Month LIBOR	0.100
International Business Machines Corp.	USD 3 Month LIBOR	0.370
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.600
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.260
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.400
Jackson National Life Global Funding	USD 3 Month LIBOR	0.300
Jaguar Holding Co. II 1st Lien Term Loan	USD 3 Month LIBOR	2.500
John Deere Capital Corp.	USD 3 Month LIBOR	0.480
John Deere Capital Corp.	USD 3 Month LIBOR	0.270
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.260
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.810
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.205
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Lone Star Portfolio Trust	USD 1 Month LIBOR	5.600
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
M A Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MacDermid, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Mastr Asset Backed Securities Trust	USD 1 Month LIBOR	0.160
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
Michaels Stores, Inc. Term Loan B	USD 1 Month LIBOR	2.500
Morgan Stanley	USD 3 Month LIBOR	1.140
Morgan Stanley	USD 3 Month LIBOR	0.847
Morgan Stanley	USD 3 Month LIBOR	1.400
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	2.750
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.280
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Bank of Canada	USD 3 Month LIBOR	0.200
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.330
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.230
Navient Student Loan Trust	USD 1 Month LIBOR	1.050
New York Life Global Funding	USD 3 Month LIBOR	0.120

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 217

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Newcastle Mortgage Securities Trust	USD 1 Month LIBOR	0.390
Nissan Auto Receivables Owner Trust	USD 1 Month LIBOR	0.060
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.306
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.160
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.150
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nordea Bank AB	USD 3 Month LIBOR	0.470
Nordea Bank AB	USD 3 Month LIBOR	0.280
Nordea Bank AB	USD 3 Month LIBOR	0.380
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.000
ON Semiconductor Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
PACCAR Financial Corp.	USD 3 Month LIBOR	0.600
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Party City Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	1.750
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Province of Quebec Canada	USD 3 Month LIBOR	0.230
Province of Quebec Canada	USD 3 Month LIBOR	0.280
PSP Capital, Inc	USD 3 Month LIBOR	0.070
Quikrete Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Republic of Argentina Government International Bond	Argentina Blended Policy Rate	0.000
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Royal Bank of Canada	USD 3 Month LIBOR	0.380
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.550
RPI Finance Trust Term Loan B	USD 3 Month LIBOR	2.000
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.500
Securitized Asset-Backed Receivables LLC Trust	USD 1 Month LIBOR	0.130
ServiceMaster Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.500
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.000
Shell International Finance BV	USD 3 Month LIBOR	0.580
Skandinaviska Enskilda Banken AB	USD 3 Month LIBOR	0.430
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
SLM Student Loan Trust	USD 3 Month LIBOR	1.100
SLM Student Loan Trust	USD 3 Month LIBOR	0.150
Sound Point CLO, Ltd.	USD 3 Month LIBOR	1.000
Soundview Home Loan Trust	USD 1 Month LIBOR	0.470
Standard Chartered PLC	USD 3 Month LIBOR	1.460
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.360
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.400

See accompanying notes which are an integral part of this quarterly report.

218 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.680
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.130
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.310
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.150
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.280
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.470
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.400
Teachers Insurance & Annuity Association of America	USD 3 Month LIBOR	2.661
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.300
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.140
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Unitymedia Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Unitymedia Finance LLC 1st Lien Term Loan D	USD 1 Month LIBOR	2.250
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Verizon Communications, Inc.	USD 3 Month LIBOR	0.770
Verizon Communications, Inc.	USD 3 Month LIBOR	1.750
Viacom, Inc.	USD 3 Month LIBOR	3.899
VICI Properties, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
Voya CLO, Ltd.	USD 3 Month LIBOR	1.450
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Waldorf Astoria Boca Raton Trust	USD 1 Month LIBOR	4.350
Walmart, Inc.	USD 3 Month LIBOR	0.230
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.460
Wells Fargo & Co.	USD 3 Month LIBOR	1.340
Wells Fargo & Co.	USD 3 Month LIBOR	1.010
Wells Fargo & Co.	USD 3 Month LIBOR	1.230
Wells Fargo Home Equity Asset-Backed Securities Trust	USD 1 Month LIBOR	0.885
Western Digital Corp. 1st Lien Term Loan B4	USD 1 Month LIBOR	1.750
Westpac Banking Corp.	USD 3 Month LIBOR	0.360
XPO Logistics, Inc. Term Loan	USD 3 Month LIBOR	2.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 219

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	1,471	AUD	190,066	09/18	1,739
Canada 10 Year Bond Futures	634	CAD	85,444	09/18	(904)
Canadian Dollar Currency Futures	111	USD	8,546	09/18	50
Euro-Btp Futures	53	EUR	6,747	09/18	(34)
Euro-Bund Futures	418	EUR	67,540	09/18	(9)
Eurodollar Futures	1,405	USD	340,503	12/19	(492)
Eurodollar Futures	463	USD	112,196	06/20	(513)
Eurodollar Futures	61	USD	14,785	03/21	(74)
Japanese Yen Currency Futures	97	USD	10,876	09/18	4
United States 2 Year Treasury Note Futures	641	USD	135,492	09/18	(201)
United States 5 Year Treasury Note Futures	3,427	USD	387,679	09/18	(633)
United States 10 Year Treasury Note Futures	8,650	USD	1,032,999	09/18	2,146
United States 10 Year Ultra Treasury Note Futures	121	USD	15,380	09/18	90
United States Long Bond Futures	915	USD	130,817	09/18	788
United States Ultra Bond Futures	619	USD	97,125	09/18	906
Short Positions
British Pound Currency Futures	35	USD	2,877	09/18	2
Euro-Bobl Futures	188	EUR	24,743	09/18	2
Euro-Bund Futures	2,405	EUR	388,600	09/18	(1,951)
Eurodollar Futures	77	USD	16,934	09/18	99
Eurodollar Futures	194	USD	47,200	12/18	315
Eurodollar Futures	203	USD	49,314	03/19	294
Euro-OAT Futures	92	EUR	14,143	09/18	(92)
Euro-Schatz Futures	2,845	EUR	318,370	09/18	419
Japan Government 10 Year Bond Futures	22	JPY	3,315,179	09/18	16
Long Gilt Futures	1,426	GBP	174,942	09/18	(1,057)
United States 2 Year Treasury Note Futures	538	USD	113,720	09/18	357
United States 5 Year Treasury Note Futures	321	USD	36,313	09/18	78
United States 10 Year Treasury Note Futures	171	USD	20,421	09/18	66
United States 10 Year Ultra Treasury Note Futures	317	USD	40,293	09/18	(131)
United States Long Bond Futures	677	USD	96,790	09/18	251
United States Ultra Bond Futures	402	USD	63,076	09/18	178
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,709

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
BNP Paribas, CDX NA Investment
Grade Index/USD 0.800%, USD
2,920, 06/20/23	BNP Paribas	Put	1	80.00	USD	15,700	08/15/18	—
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	74	120.00	USD	8,880	08/24/18	(15)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	42	121.00	USD	5,082	08/24/18	(2)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	53	119.50	USD	6,334	08/24/18	(24)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	21	120.00	USD	2,520	08/24/18	(16)
United States Treasury Bond Futures	Merrill Lynch	Call	21	147.00	USD	3,087	08/24/18	(1)
United States Treasury Bond Futures	Merrill Lynch	Put	23	142.00	USD	3,266	08/24/18	(13)
United States Treasury Bond Futures	Merrill Lynch	Put	44	143.00	USD	6,292	08/24/18	(42)

See accompanying notes which are an integral part of this quarterly report.

220 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price	Amount	Date	$
Total Liability for Options Written (premiums received $139)							(113)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	4,035	CZK	88,698	08/28/18	24
Bank of America	USD	18,659	CZK	401,325	08/28/18	(291)
Bank of America	USD	3,395	HKD	26,577	08/28/18	(7)
Bank of America	USD	18,838	HKD	147,590	08/28/18	(23)
Bank of America	USD	15	HUF	4,170	08/28/18	—
Bank of America	USD	4,017	HUF	1,095,826	08/28/18	(15)
Bank of America	USD	18,688	HUF	4,959,167	08/28/18	(578)
Bank of America	USD	316	MXN	6,625	08/28/18	38
Bank of America	USD	723	MXN	14,362	08/28/18	45
Bank of America	USD	8,062	MXN	161,376	08/28/18	561
Bank of America	USD	3,973	PLN	14,662	08/28/18	40
Bank of America	USD	18,571	PLN	67,107	08/28/18	(203)
Bank of America	USD	104	THB	3,381	08/28/18	(2)
Bank of America	USD	775	TRY	3,819	08/28/18	(9)
Bank of America	USD	1,487	TRY	7,272	08/28/18	(27)
Bank of America	USD	5,556	TRY	27,173	08/28/18	(102)
Bank of America	USD	7,815	TRY	35,971	08/28/18	(596)
Bank of America	USD	17,585	TRY	80,935	08/28/18	(1,341)
Bank of America	USD	405	ZAR	5,519	08/28/18	12
Bank of America	USD	726	ZAR	9,183	08/28/18	(31)
Bank of America	USD	8,137	ZAR	102,386	08/28/18	(387)
Bank of America	CZK	692	USD	31	08/28/18	—
Bank of America	CZK	4,119	USD	187	08/28/18	(2)
Bank of America	CZK	17,643	USD	803	08/28/18	(5)
Bank of America	CZK	178,367	USD	8,293	08/28/18	129
Bank of America	HKD	614	USD	78	08/28/18	—
Bank of America	HKD	3,160	USD	403	08/28/18	—
Bank of America	HUF	17,518	USD	63	08/28/18	(1)
Bank of America	HUF	217,923	USD	799	08/28/18	3
Bank of America	HUF	2,204,074	USD	8,306	08/28/18	257
Bank of America	MXN	18,950	USD	997	08/28/18	(15)
Bank of America	PLN	60	USD	16	08/28/18	—
Bank of America	PLN	1,446	USD	392	08/28/18	(4)
Bank of America	THB	14,619	USD	439	08/28/18	—
Bank of America	THB	18,695	USD	587	08/28/18	25
Bank of America	THB	113,396	USD	3,559	08/28/18	149
Bank of America	THB	266,635	USD	8,347	08/28/18	330
Bank of America	THB	599,928	USD	18,781	08/28/18	739
Bank of America	TRY	7,927	USD	1,622	08/28/18	31
Bank of America	ZAR	1,387	USD	104	08/28/18	(1)
Bank of Montreal	USD	108,583	JPY	12,202,350	08/28/18	730
Bank of Montreal	AUD	3,735	MXN	59,425	09/19/18	776
Bank of Montreal	NZD	7,079	CHF	4,738	08/07/18	(78)
Bank of Montreal	SEK	673,374	USD	76,694	08/28/18	(35)
Barclays	USD	2,047	BRL	7,900	08/02/18	58
Barclays	USD	2,104	BRL	7,900	08/02/18	1
Barclays	USD	2,112	BRL	7,900	10/18/18	(23)
Barclays	USD	4,383	INR	305,000	10/17/18	29
Barclays	USD	2,313	RUB	145,022	10/18/18	(9)
Barclays	USD	693	TWD	21,158	08/02/18	(2)
Barclays	BRL	7,900	USD	2,128	08/02/18	23
Barclays	BRL	7,900	USD	2,104	08/02/18	(1)
Barclays	JPY	214,098	USD	1,924	10/18/18	(1)
Barclays	TWD	21,158	USD	691	08/02/18	—
Barclays	TWD	21,158	USD	697	10/18/18	2

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 221

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	32,691	EUR	27,870	08/28/18	(40)
Brown Brothers Harriman	USD	126	NZD	187	08/07/18	1
Brown Brothers Harriman	AUD	1,949	USD	1,440	09/19/18	(8)
Brown Brothers Harriman	ILS	197,855	USD	54,659	08/28/18	691
Citigroup	USD	2,019	BRL	8,000	10/18/18	96
Citigroup	USD	6,472	CAD	8,480	10/18/18	56
Citigroup	USD	1,934	GBP	1,458	10/18/18	(14)
Citigroup	USD	143	JPY	16,134	08/28/18	1
Citigroup	USD	11,125	MXN	213,307	10/18/18	177
Citigroup	USD	1,116	TWD	34,140	08/03/18	—
Citigroup	USD	2,929	ZAR	39,127	08/28/18	49
Citigroup	CHF	75,979	USD	76,540	08/28/18	(352)
Citigroup	EUR	2,952	USD	3,480	10/18/18	8
Citigroup	EUR	3,803	USD	4,483	10/18/18	10
Citigroup	MXN	36,340	USD	1,895	10/18/18	(30)
Citigroup	NOK	23,683	USD	2,875	08/28/18	(34)
Citigroup	TWD	7,180	USD	236	08/03/18	2
Citigroup	TWD	26,960	USD	886	08/03/18	5
Citigroup	TWD	34,140	USD	1,121	10/18/18	(1)
Commonwealth Bank of Australia	USD	54,287	CAD	71,478	08/28/18	685
Commonwealth Bank of Australia	AUD	3,744	MXN	59,425	09/19/18	764
Commonwealth Bank of Australia	AUD	43,988	USD	32,531	08/28/18	(154)
Commonwealth Bank of Australia	NZD	7,080	CHF	4,738	08/07/18	(79)
Commonwealth Bank of Australia	NZD	48,097	USD	32,688	08/28/18	(94)
HSBC	USD	2,910	BRL	11,000	08/28/18	16
HSBC	USD	2,759	CLP	1,800,000	08/28/18	70
HSBC	USD	4,124	INR	283,000	08/28/18	(4)
HSBC	USD	2,931	NOK	23,683	08/28/18	(23)
HSBC	USD	2,742	RUB	171,435	08/28/18	(3)
HSBC	USD	2,750	RUB	173,099	08/28/18	16
HSBC	USD	1,425	ZAR	19,036	08/28/18	24
HSBC	BRL	11,000	USD	2,825	08/28/18	(102)
HSBC	CLP	1,800,000	USD	2,733	08/28/18	(96)
JPMorgan Chase	USD	2,719	BRL	10,175	08/28/18	(13)
JPMorgan Chase	USD	8,217	CAD	10,523	08/03/18	(127)
JPMorgan Chase	USD	8,080	CAD	10,523	11/05/18	23
JPMorgan Chase	USD	11,384	CHF	11,296	08/03/18	25
JPMorgan Chase	USD	6,410	CLP	4,200,593	08/14/18	179
JPMorgan Chase	USD	2,776	CLP	1,800,000	08/28/18	52
JPMorgan Chase	USD	789	CZK	17,281	08/03/18	1
JPMorgan Chase	USD	84	DKK	533	08/03/18	—
JPMorgan Chase	USD	8,746	GBP	6,509	08/13/18	(199)
JPMorgan Chase	USD	521	HKD	4,091	08/03/18	—
JPMorgan Chase	USD	11,339	HUF	3,122,656	08/03/18	46
JPMorgan Chase	USD	538	JPY	58,902	08/13/18	(11)
JPMorgan Chase	USD	2,057	JPY	225,047	08/13/18	(42)
JPMorgan Chase	USD	5,722	MXN	106,138	08/03/18	(28)
JPMorgan Chase	USD	12,595	NOK	100,462	08/03/18	(277)
JPMorgan Chase	USD	12,370	NOK	100,462	11/05/18	(8)
JPMorgan Chase	USD	98	PHP	5,232	08/14/18	1
JPMorgan Chase	USD	3,523	PLN	12,302	08/03/18	(157)
JPMorgan Chase	USD	3,370	PLN	12,302	11/05/18	1
JPMorgan Chase	USD	2,050	SEK	17,742	08/03/18	(32)
JPMorgan Chase	USD	12,289	SEK	106,360	08/03/18	(192)
JPMorgan Chase	USD	14,252	SEK	124,102	11/05/18	(34)
JPMorgan Chase	USD	13,212	SGD	17,997	08/03/18	8
JPMorgan Chase	USD	158	TWD	4,838	08/02/18	—
JPMorgan Chase	USD	533	TWD	16,320	08/02/18	—
JPMorgan Chase	AUD	39,576	USD	30,270	08/13/18	867
JPMorgan Chase	BRL	39,185	USD	9,929	08/14/18	(498)
JPMorgan Chase	CAD	10,523	USD	8,067	08/03/18	(23)
JPMorgan Chase	CHF	11,296	USD	11,494	08/03/18	86
JPMorgan Chase	CHF	11,296	USD	11,475	11/05/18	(26)

See accompanying notes which are an integral part of this quarterly report.

222 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	CNY	68,562	USD	10,291	10/18/18	229
JPMorgan Chase	COP	14,988,274	USD	5,177	08/14/18	(5)
JPMorgan Chase	CZK	17,281	USD	821	08/03/18	31
JPMorgan Chase	CZK	17,281	USD	792	11/05/18	(1)
JPMorgan Chase	DKK	533	USD	86	08/03/18	2
JPMorgan Chase	DKK	533	USD	84	11/05/18	—
JPMorgan Chase	EUR	18,626	USD	22,126	08/13/18	329
JPMorgan Chase	HKD	4,091	USD	522	08/03/18	1
JPMorgan Chase	HKD	4,091	USD	522	11/05/18	—
JPMorgan Chase	HUF	3,122,656	USD	12,104	08/03/18	720
JPMorgan Chase	HUF	3,122,656	USD	11,404	11/05/18	(51)
JPMorgan Chase	IDR	135,757,937	USD	9,374	08/14/18	(48)
JPMorgan Chase	MXN	34,762	USD	1,825	08/03/18	(40)
JPMorgan Chase	MXN	83,651	USD	4,070	08/03/18	(418)
JPMorgan Chase	MXN	106,138	USD	5,634	11/05/18	26
JPMorgan Chase	NOK	100,462	USD	12,325	08/03/18	8
JPMorgan Chase	NZD	49,491	USD	34,895	08/13/18	1,163
JPMorgan Chase	PEN	56,533	USD	17,144	08/14/18	(127)
JPMorgan Chase	PLN	12,302	USD	3,364	08/03/18	(2)
JPMorgan Chase	SEK	124,102	USD	14,148	08/03/18	33
JPMorgan Chase	SGD	18,222	USD	13,780	08/03/18	394
JPMorgan Chase	SGD	17,997	USD	13,238	11/05/18	(9)
JPMorgan Chase	THB	358,815	USD	10,805	08/14/18	18
JPMorgan Chase	TWD	4,838	USD	158	08/02/18	—
JPMorgan Chase	TWD	16,320	USD	534	08/02/18	1
JPMorgan Chase	TWD	228,833	USD	7,509	08/14/18	17
Royal Bank of Canada	AUD	3,740	MXN	59,425	09/19/18	769
Royal Bank of Canada	MXN	237,700	AUD	15,933	09/19/18	(1,628)
Royal Bank of Canada	NZD	7,081	CHF	4,738	08/07/18	(81)
State Street	USD	113	IDR	1,641,864	08/28/18	—
State Street	USD	667	IDR	9,515,279	08/28/18	(8)
State Street	USD	8,129	IDR	116,571,245	08/28/18	(53)
State Street	USD	198	KRW	217,852	08/28/18	(2)
State Street	USD	11	MYR	42	08/28/18	—
State Street	USD	146	MYR	591	08/28/18	(1)
State Street	USD	127	NZD	187	09/06/18	—
State Street	USD	129	PEN	425	08/28/18	1
State Street	USD	359	PEN	1,177	08/28/18	—
State Street	USD	79	RUB	5,021	08/28/18	1
State Street	USD	497	RUB	31,180	08/28/18	1
State Street	USD	8,195	RUB	515,473	08/28/18	33
State Street	USD	48	TWD	1,453	08/28/18	(1)
State Street	BRL	954	USD	250	08/28/18	(4)
State Street	BRL	1,850	USD	477	08/28/18	(15)
State Street	BRL	13,616	USD	3,692	08/28/18	75
State Street	BRL	67,372	USD	18,186	08/28/18	290
State Street	CHF	18,950	NZD	28,227	08/07/18	189
State Street	IDR	2,855,394	USD	200	08/28/18	2
State Street	KRW	653,960	USD	608	08/28/18	21
State Street	KRW	874,750	USD	775	08/28/18	(10)
State Street	KRW	3,868,869	USD	3,597	08/28/18	124
State Street	KRW	8,935,875	USD	8,312	08/28/18	290
State Street	KRW	20,105,719	USD	18,701	08/28/18	653
State Street	MYR	14,085	USD	3,523	08/28/18	47
State Street	MYR	74,277	USD	18,665	08/28/18	334
State Street	NZD	187	USD	127	08/07/18	—
State Street	PEN	11,437	USD	3,486	08/28/18	(6)
State Street	PEN	61,226	USD	18,655	08/28/18	(38)
State Street	RUB	11,835	USD	189	08/28/18	—
State Street	TWD	752	USD	25	08/28/18	—
State Street	TWD	17,106	USD	574	08/28/18	14
State Street	TWD	248,677	USD	8,374	08/28/18	226
Westpac	AUD	3,740	MXN	59,425	09/19/18	768

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 223

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought	Settlement Date		$
Westpac			NZD	7,080	CHF	4,738	08/07/18		(78)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									5,656

Interest Rate Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$	$	$
				Brazil Interbank Deposit
Citigroup	BRL	6,411	8.410%(5)	Rate(5)		01/02/20	6	7	13
				Brazil Interbank Deposit
Citigroup	BRL	12,200	8.410%(5)	Rate(5)		01/02/20	3	22	25
				Brazil Interbank Deposit
Citigroup	BRL	13,500	8.410%(5)	Rate(5)		01/02/20	7	20	27
				Brazil Interbank Deposit
Citigroup	BRL	20,700	8.410%(5)	Rate(5)		01/02/20	17	25	42
				Brazil Interbank Deposit
Citigroup	BRL	59,839	8.410%(5)	Rate(5)		01/02/20	—	122	122
JPMorgan Chase	DKK	23,200	Six Month CIBOR(3)	0.510%(4)		05/05/25	1	48	49
JPMorgan Chase	DKK	50,924	Six Month CIBOR(3)	0.943%(4)		05/05/25	(44)	(78)	(122)
JPMorgan Chase	DKK	5,800	Six Month CIBOR(3)	0.640%(4)		05/06/25	—	4	4
JPMorgan Chase	CZK	22,190	Six Month PRIBOR(3)	0.490%(4)		06/19/25	—	112	112
JPMorgan Chase	CZK	87,000	Six Month PRIBOR(3)	0.495%(4)		06/19/25	—	440	440
JPMorgan Chase	CZK	180,751	Six Month PRIBOR(3)	1.280%(4)		06/19/25	—	482	482
				Mexico Interbank 28
Merrill Lynch	MXN	1,014,690	7.351%(1)	Day Deposit Rate(1)		04/05/21	(36)	(890)	(926)
Merrill Lynch	USD	20,241	2.250%(3)	Three Month LIBOR(2)		05/31/22	35	(567)	(532)
Merrill Lynch	USD	51,750	2.850%(3)	Three Month LIBOR(2)		08/31/22	(15)	(228)	(243)
			Federal Fund
Merrill Lynch	USD	88,698	Effective Rate(2)	Three Month LIBOR(2)		09/19/23	—	227	227
Merrill Lynch	USD	8,288	Three Month LIBOR(2)	2.950%(3)		11/15/43	(53)	279	226
Total Open Interest Rate Swap Contracts (å)							(79)	25	(54)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Investment Grade
Index	Merrill Lynch	Sell	USD	31,770	1.000%(2)	06/20/23	488	112	600
CDX NA High Yield Index	Goldman Sachs	Sell	USD	12,630	5.000%(2)	06/20/23	732	128	860
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	12,050	(5.000%)(2)	06/20/23	(805)	(45)	(850)
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	5,090	(5.000%)(2)	12/20/22	(312)	(62)	(374)
Total Open Credit Indices Contracts (å)							103	133	236

See accompanying notes which are an integral part of this quarterly report.

224 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$353,419	$—	$—	$353,419
Corporate Bonds and Notes	—	977,846	—	—	977,846
International Debt	—	412,738	—	—	412,738
Loan Agreements	—	37,535	—	—	37,535
Mortgage-Backed Securities	—	967,776	5,273	—	973,049
Municipal Bonds	—	16,312	—	—	16,312
Non-US Bonds	—	162,936	—	—	162,936
United States Government Treasuries	—	1,409,786	—	—	1,409,786
Common Stocks	—	—	—	—	—
Options Purchased	12	30	—	—	42
Short-Term Investments	—	365,208	—	146,957	512,165
Total Investments	12	4,703,586	5,273	146,957	4,855,828

Other Financial Instruments
Assets
Futures Contracts	7,800	—	—	—	7,800
Foreign Currency Exchange Contracts	—	14,772	—	—	14,772
Interest Rate Swap Contracts	—	1,769	—	—	1,769
Credit Default Swap Contracts	—	1,460	—	—	1,460

Liabilities
Futures Contracts	(6,091)	—	—	—	(6,091)
Options Written	(113)	—	—	—	(113)
Foreign Currency Exchange Contracts	—	(9,116)	—	—	(9,116)
Interest Rate Swap Contracts	—	(1,823)	—	—	(1,823)
Credit Default Swap Contracts	—	(1,224)	—	—	(1,224)
Total Other Financial Instruments*	$1,596	$5,838	$—	$—	$7,434

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	6,004
Australia	38,850
Austria	2,818

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 225

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Bermuda	9,415
Brazil	21,962
Canada	81,139
Cayman Islands	63,171
Chile	5,233
China	1,440
Colombia	25,814
Curacao	388
Denmark	4,613
Ecuador	458
Egypt	546
Finland	3,008
France	17,233
Germany	6,501
Guernsey	1,022
India	687
Indonesia	6,185
Ireland	18,647
Italy	5,837
Japan	11,641
Jersey	500
Kazakhstan	261
Kenya	681
Kuwait	1,030
Luxembourg	6,107
Malaysia	12,167
Mexico	46,226
Morocco	323
Netherlands	56,553
New Zealand	21,144
Nigeria	612
Norway	4,517
Panama	1,242
Peru	14,373
Poland	8,465
Qatar	1,103
Russia	7,291
Singapore	14,541
South Korea	6,383
Spain	7,194
Sweden	20,760
Switzerland	11,897
Thailand	1,327
United Arab Emirates	2,442
United Kingdom	67,532
United States	4,208,005
Virgin Islands, British	540
Total Investments	4,855,828

See accompanying notes which are an integral part of this quarterly report.

226 Strategic Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 92.7%			1.740% due 01/19/21	1,453	1,448
Asset-Backed Securities - 7.3%			Series 2017-A7 Class A7
ACE Securities Corp. Home Equity Loan			2.467% due 08/08/24 (Ê)	642	644
Trust			Series 2018-A2 Class A2
Series 2005-HE3 Class M2			2.416% due 01/21/25 (Ê)	573	572
1.453% due 05/25/35 (Ê)	546	547	Conseco Financial Corp.
ACE Securities Corp. Mortgage Loan			Series 1996-10 Class M1
Trust			7.240% due 11/15/28 (~)(Ê)	3,085	3,283
Series 2007-D1 Class A2			CountryPlace Manufactured Housing
6.336% due 02/25/38 (~)(Ê)(Þ)	714	662	Contract Trust
American Express Credit Account			Series 2005-1 Class A4
Master Trust			5.200% due 12/15/35 (~)(Ê)(Þ)	518	532
Series 2017-1 Class A			Countrywide Asset-Backed Certificates
1.930% due 09/15/22	705	695	Series 2004-10 Class MV3
Series 2017-6 Class A			2.116% due 12/25/34 (Ê)	1,299	1,319
2.040% due 05/15/23	921	902	Series 2005-3 Class MV5
AmeriCredit Automobile Receivables			1.661% due 08/25/35 (Ê)	1,183	1,193
Trust			Series 2005-9 Class M1
Series 2014-4 Class C			1.511% due 01/25/36 (Ê)	1,005	1,003
2.470% due 11/09/20	799	799	Credit-Based Asset Servicing &
Series 2015-2 Class B			Securitization LLC
1.820% due 07/08/20	316	316	Series 2004-CB7 Class AF5
Series 2017-4 Class A2A			4.685% due 10/25/34 (~)(Ê)	138	140
1.830% due 05/18/21	834	831	Dewolf Park CLO, Ltd.
Series 2018-1 Class A2A			Series 2017-1A Class A
2.710% due 07/19/21	416	416	3.558% due 10/15/30 (Ê)(Þ)	1,500	1,502
Bank of America Credit Card Trust			Discover Card Execution Note Trust
Series 2017-A1 Class A1			Series 2017-A7 Class A7
1.950% due 08/15/22	487	479	2.432% due 04/15/25 (Ê)	597	599
Blackbird Capital Aircraft Lease			Dryden Senior Loan Fund
Securitization, Ltd.			Series 2018-53A Class A
Series 2016-1A Class AA			2.825% due 01/15/31 (Ê)(Þ)	1,600	1,601
2.487% due 12/16/41 (~)(Ê)(Þ)	1,396	1,353	Encore Credit Receivables Trust
CAL Funding III, Ltd.			Series 2005-3 Class M2
Series 2017-1A Class A			1.972% due 10/25/35 (Ê)	32	32
3.620% due 06/25/42 (Þ)	814	796	Ford Credit Auto Owner Trust
Capital Auto Receivables Asset Trust			Series 2017-B Class A2A
Series 2017-1 Class A2			1.490% due 05/15/20	339	338
1.760% due 06/22/20 (Þ)	339	338	Freddie Mac REMICS
Capital Auto Receivables Trust			Series 2002-2533 Class Z
Series 2015-1 Class C			5.500% due 12/15/32	807	876
2.820% due 05/20/20	1,270	1,270	Greenpoint Manufactured Housing
Capital One Multi-Asset Execution Trust			Contract Trust
Series 2016-A5 Class A5			Series 2000-4 Class A3
1.660% due 06/17/24	3,745	3,588	3.010% due 08/21/31 (Ê)	1,025	1,021
Series 2017-A1 Class A1			Home Equity Asset Trust
2.000% due 01/17/23	521	513	Series 2005-9 Class M1
Series 2017-A4 Class A4			0.580% due 04/25/36 (Ê)	470	465
1.990% due 07/17/23	336	329	HSI Asset Securitization Corp. Trust
CBAM CLO Management Trust			Series 2006-OPT3 Class 2A
Series 2017-1A Class A1			0.961% due 02/25/36 (Ê)	272	272
3.609% due 07/20/30 (Ê)(Þ)	575	579	LCM XXII, Ltd.
Cedar Funding, Ltd.			Series 2016-22A Class A1
Series 2018-5A Class A1R			2.636% due 10/20/28 (Ê)(Þ)	1,307	1,315
3.946% due 07/17/31 (Ê)(Þ)	5,325	5,327	LCM XXV, Ltd.
Chase Issuance Trust			Series 2017-25A Class A
Series 2012-A4 Class A4			3.558% due 07/20/30 (Ê)(Þ)	1,297	1,298
1.580% due 08/16/21	1,240	1,225	Long Beach Mortgage Loan Trust
Series 2018-A1 Class A1			Series 2004-1 Class M1
2.272% due 04/17/23 (Ê)	630	630	1.741% due 02/25/34 (Ê)	531	531
Citibank Credit Card Issuance Trust			Series 2005-2 Class M4
Series 2014-A5 Class A5			1.921% due 04/25/35 (Ê)	304	306
2.680% due 06/07/23	630	623	Madison Park Funding XVIII, Ltd.
Series 2017-A2 Class A2			Series 2017-18A Class A1R

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 227

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.537% due 10/21/30 (Ê)(Þ)	1,640	1,642	Series 2017-A Class A2A
Madison Park Funding, Ltd.			1.420% due 09/16/19	165	165
Series 2016-24A Class A			Triton Container Finance IV LLC
3.769% due 01/20/28 (Ê)(Þ)	5,000	5,007	Series 2017-2A Class A
Magnetite XVIII, Ltd.			3.620% due 08/20/42 (Þ)	687	674
Series 2016-18A Class A			Triton Container Finance LLC
2.715% due 11/15/28 (Ê)(Þ)	1,786	1,787	Series 2017-1A Class A
Master Asset-Backed Securities Trust			3.520% due 06/20/42 (Þ)	314	307
Series 2005-WMC1 Class M4			Series 2018-1A Class A
2.179% due 03/25/35 (Ê)	634	636	3.950% due 03/20/43 (Þ)	1,204	1,195
Morgan Stanley ABS Capital I, Inc. Trust			Voya CLO, Ltd.
Series 2003-NC7 Class M1			Series 2017-4A Class A1
1.821% due 06/25/33 (Ê)	94	93	3.469% due 10/15/30 (Ê)(Þ)	900	898
Option One Mortgage Loan Trust					79,991
Series 2004-3 Class M1			Corporate Bonds and Notes - 20.8%
1.314% due 11/25/34 (Ê)	881	879	21st Century Fox America, Inc.
Santander Drive Auto Receivables Trust			4.500% due 02/15/21	500	513
Series 2014-3 Class D			8.450% due 08/01/34	180	264
2.650% due 08/17/20	1,690	1,690	6.200% due 12/15/34	1,085	1,324
Series 2014-5 Class C			6.400% due 12/15/35	475	594
2.460% due 06/15/20	132	132	6.900% due 08/15/39	740	986
Series 2015-2 Class C			3M Co.
2.440% due 04/15/21	1,902	1,901	1.625% due 09/19/21	547	522
Series 2015-3 Class C			ABB Treasury Center, Inc.
2.740% due 01/15/21	598	598	4.000% due 06/15/21 (Þ)	407	414
Series 2015-5 Class C			Abbott Laboratories
2.740% due 12/15/21	1,252	1,252	Series WI
Shackleton CLO, Ltd.			3.250% due 04/15/23	586	581
Series 2018-4RA Class A1A			AbbVie, Inc.
3.337% due 04/13/31 (Ê)(Þ)	1,170	1,167	2.500% due 05/14/20	1,463	1,446
SoFi Professional Loan Program LLC			2.300% due 05/14/21	542	527
Series 2017-E Class A2A
1.860% due 11/26/40 (Þ)	506	499	Allergan, Inc.
Series 2017-F Class A2FX			2.800% due 03/15/23	554	525

2.840% due 01/25/41 (Þ)	3,806	3,709	Alphabet, Inc.
Series 2018-AClass A2A			3.625% due 05/19/21	514	524

2.390% due 02/25/42 (Þ)	437	434	Altria Group, Inc.
			9.250% due 08/06/19	466	495
Series 2018-A Class A2B			4.750% due 05/05/21	504	524
2.950% due 02/25/42 (Þ)	3,806	3,714
Series 2018-B Class A1FX			4.000% due 01/31/24	1,125	1,143
2.640% due 08/26/47 (Þ)	1,137	1,131	10.200% due 02/06/39	579	923
Soundview Home Loan Trust			Amazon. com, Inc.
Series 2007-1 Class A3			Series WI
7.000% due 02/25/38 (~)(Ê)(Þ)	1,515	1,433	1.900% due 08/21/20	413	405
Structured Asset Investment Loan Trust			5.200% due 12/03/25	1,155	1,274
Series 2005-HE3 Class M1			American Airlines, Inc. Pass-Through
1.254% due 09/25/35 (Ê)	916	913	Certificates Trust
			Series AA Class AA
Textainer Marine Containers, Ltd.			3.200% due 06/15/28	655	618
Series 2017-1A Class A			American Campus Communities
3.720% due 05/20/42 (Þ)	1,021	1,010	Operating Partnership LP
THL Credit Wind River CLO, Ltd.			3.350% due 10/01/20	575	573
Series 2017-2A Class AR
3.563% due 10/18/30 (Ê)(Þ)	1,823	1,828	American Express Co.
			2.200% due 10/30/20	480	469
Towd Point Mortgage Trust			3.700% due 08/03/23	1,395	1,394
Series 2017-1 Class A1
2.750% due 10/25/56 (~)(Ê)(Þ)	497	487	3.000% due 10/30/24	1,685	1,611
Series 2017-2 Class A1			American Express Credit Corp.
2.750% due 04/25/57 (~)(Ê)(Þ)	764	749	2.200% due 03/03/20	524	517
Series 2017-4 Class A1			American Tower Trust #1
2.750% due 06/25/57 (~)(Ê)(Þ)	360	351	3.070% due 03/15/23 (Þ)	355	348
Series 2017-6 Class A1			Amgen, Inc.
2.750% due 10/25/57 (~)(Ê)(Þ)	1,235	1,202	6.400% due 02/01/39	745	902
Toyota Auto Receivables Owner Trust			5.375% due 05/15/43	295	316
			Anadarko Petroleum Corp.

See accompanying notes which are an integral part of this quarterly report.

228 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.450% due 09/15/36	1,052	1,233	2.894% due 06/06/22	1,400	1,359
Anheuser-Busch InBev Finance, Inc.			3.734% due 12/15/24	530	520
2.650% due 02/01/21	1,583	1,564	Berkshire Hathaway Energy Co.
Anheuser-Busch InBev Worldwide, Inc.			6.500% due 09/15/37	286	360
3.750% due 01/15/22	563	571	5.150% due 11/15/43	367	408
4.000% due 04/13/28	500	500	Series WI
4.375% due 04/15/38	560	556	2.375% due 01/15/21	362	355
4.750% due 04/15/58	910	917	Berkshire Hathaway Finance Corp.
Anthem, Inc.			4.300% due 05/15/43	518	527
2.500% due 11/21/20	1,290	1,270	Berkshire Hathaway, Inc.
5.950% due 12/15/34	260	289	3.125% due 03/15/26	543	527
Aon Corp.			BGC Partners, Inc.
8.205% due 01/01/27	412	502	5.375% due 12/09/19	295	302
Apollo Management Holdings, LP			5.375% due 07/24/23 (Þ)	235	234
4.000% due 05/30/24 (Þ)	695	686	BMW US Capital LLC
4.400% due 05/27/26 (Þ)	355	353	3.450% due 04/12/23 (Þ)	1,040	1,027
5.000% due 03/15/48 (Þ)	1,200	1,161	Boeing Co. (The)
Apple, Inc.			4.875% due 02/15/20	495	510
2.400% due 05/03/23	546	527	Braskem America Finance Co.
Associated Banc-Corp.			7.125% due 07/22/41 (Þ)	25	29
2.750% due 11/15/19	276	274	Brighthouse Financial, Inc.
AT&T, Inc.			Series WI
4.300% due 02/15/30 (Þ)	2,355	2,245	3.700% due 06/22/27	1,055	955
6.500% due 09/01/37	460	510	Broadcom Corp. / Broadcom Cayman
Series 144a			Finance, Ltd.
8.250% due 11/15/31 (Þ)	415	537	Series WI
Athene Global Funding			3.875% due 01/15/27	1,955	1,831
2.750% due 04/20/20 (Þ)	1,715	1,691	Burlington Northern Santa Fe LLC
AutoNation, Inc.			3.250% due 06/15/27	537	520
3.800% due 11/15/27	1,235	1,155	Carlyle Holdings II Finance LLC
Avnet, Inc.			5.625% due 03/30/43 (Þ)	245	250
4.625% due 04/15/26	392	387	Caterpillar Financial Services Corp.
AXA Equitable Holdings, Inc.			3.450% due 05/15/23	634	636
5.000% due 04/20/48 (Þ)	855	818	Series GMTN
Bank of America Corp.			1.850% due 09/04/20	538	525
2.151% due 11/09/20	432	422	CBS Corp.
2.328% due 10/01/21 (Ê)	360	352	7.875% due 07/30/30	915	1,137
3.366% due 01/23/26 (Ê)	1,165	1,125	Celgene Corp.
			3.900% due 02/20/28	1,135	1,099
3.705% due 04/24/28 (Ê)	1,195	1,151	Charter Communications Operating LLC
6.110% due 01/29/37	475	557	/ Charter Communications Operating
Bank of America NA			Capital
Series BKNT			Series WI
6.000% due 10/15/36	560	669	4.908% due 07/23/25	1,230	1,253
Bank of New York Mellon Corp. (The)			6.384% due 10/23/35	1,575	1,706
2.600% due 08/17/20	1,225	1,214	6.484% due 10/23/45	1,215	1,322
2.450% due 11/27/20	534	525	6.834% due 10/23/55	482	528
2.200% due 08/16/23	570	536	Chevron Corp.
Bank One Capital III			2.419% due 11/17/20	532	526
8.750% due 09/01/30	405	552	Cigna Corp.
BankUnited, Inc.			3.050% due 10/15/27	595	543
4.875% due 11/17/25	519	526	Cisco Systems, Inc.
BAT Capital Corp.			2.450% due 06/15/20	409	406
2.297% due 08/14/20 (Þ)	534	524	Citigroup, Inc.
Bayer US Finance II LLC			8.125% due 07/15/39	710	1,028
3.500% due 06/25/21 (Þ)	1,373	1,376	4.650% due 07/23/48	910	925
4.375% due 12/15/28 (Þ)	560	567	Citizens Financial Group, Inc.
4.875% due 06/25/48 (Þ)	460	475	2.375% due 07/28/21	555	535
Bayer US Finance LLC			CNH Industrial Capital LLC
3.375% due 10/08/24 (Þ)	1,100	1,063	3.875% due 10/15/21	525	522
BB&T Corp.			Coca-Cola Co. (The)
5.250% due 11/01/19	384	394	3.300% due 09/01/21	393	396
Becton Dickinson and Co.			Columbia Pipeline Group, Inc.

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 229

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			EI du Pont de Nemours & Co.
4.500% due 06/01/25	524	526	4.900% due 01/15/41	502	521
Comcast Cable Communications			EMD Finance LLC
Holdings, Inc.			2.950% due 03/19/22 (Þ)	534	522
9.455% due 11/15/22	424	519	Energy Transfer Partners, LP
Comcast Corp.			6.050% due 06/01/41	495	511
3.600% due 03/01/24	527	522	EnLink Midstream Partners LP
6.550% due 07/01/39	925	1,136	5.050% due 04/01/45	1,260	1,047
Constellation Brands, Inc.			5.450% due 06/01/47	395	339
4.750% due 11/15/24	505	526	Enterprise Products Operating LLC
Costco Wholesale Corp.			5.250% due 01/31/20	760	783
2.150% due 05/18/21	415	406	5.950% due 02/01/41	690	798
Cox Communications, Inc.			Series A
3.250% due 12/15/22 (Þ)	365	353	6.051% due 08/01/66 (Ê)	380	381
6.450% due 12/01/36 (Þ)	1,365	1,503	EOG Resources, Inc.
Crown Castle International Corp.			2.450% due 04/01/20	365	361
5.250% due 01/15/23	492	516	Equifax, Inc.
CVS Health Corp.			Series 5Y
3.350% due 03/09/21	500	500	3.950% due 06/15/23	1,275	1,269
4.100% due 03/25/25	160	160	Equities Midstream Partners, LP
3.875% due 07/20/25	230	227	Series 10Y
2.875% due 06/01/26	255	233	5.500% due 07/15/28	1,360	1,388
4.300% due 03/25/28	1,645	1,639	Exelon Corp.
4.780% due 03/25/38	1,210	1,218	2.850% due 06/15/20	1,235	1,223
5.050% due 03/25/48	1,299	1,346	3.497% due 06/01/22	533	527
Danaher Corp.			Exelon Generation Co. LLC
2.400% due 09/15/20	530	521	2.950% due 01/15/20	522	519
Deere & Co.			Express Scripts Holding Co.
4.375% due 10/16/19	509	518	3.900% due 02/15/22	500	501
Delhaize America, Inc.			Exxon Mobil Corp.
9.000% due 04/15/31	247	333	3.176% due 03/15/24	527	525
Dell International LLC / EMC Corp.			Farmers Exchange Capital III
8.350% due 07/15/46 (Þ)	1,755	2,161	5.454% due 10/15/54 (Ê)(Þ)	710	715
Delta Air Lines, Inc.			FedEx Corp.
2.875% due 03/13/20	578	573	4.500% due 02/01/65	569	519
Deutsche Bank AG			First Niagara Financial Group, Inc.
2.700% due 07/13/20	533	521	6.750% due 03/19/20	391	411
2.950% due 08/20/20	329	323	Freeport-McMoRan, Inc.
Devon Financing Co. LLC			4.550% due 11/14/24	440	425
7.875% due 09/30/31	615	791	5.450% due 03/15/43	685	608
Diamond 1 Finance Corp. / Diamond 2			Fresenius Medical Care US Finance II,
Finance Corp			Inc.
8.100% due 07/15/36 (Þ)	1,270	1,506	5.875% due 01/31/22 (Þ)	485	513
Digital Realty Trust, LP			General Electric Co.
Series WI			5.300% due 02/11/21	495	518
3.400% due 10/01/20	384	384	General Mills, Inc.
Discovery Communications LLC			3.150% due 12/15/21	524	518
5.625% due 08/15/19	279	286	General Motors Co.
6.350% due 06/01/40	1,350	1,489	4.875% due 10/02/23	1,000	1,026
Dominion Energy, Inc.			General Motors Financial Co. , Inc.
2.579% due 07/01/20	528	520	4.200% due 03/01/21	500	507
Domtar Corp.			3.450% due 04/10/22	700	689
6.750% due 02/15/44	487	513	Georgia Power Co.
Dow Chemical Co. (The)			4.300% due 03/15/43	1,010	1,001
3.500% due 10/01/24	539	527	Series C
Dr Pepper Snapple Group, Inc.			2.000% due 09/08/20	433	422
3.130% due 12/15/23	525	502	Gilead Sciences, Inc.
Duke Energy Corp.			2.550% due 09/01/20	1,505	1,489
3.750% due 04/15/24	525	525	GlaxoSmithKline Capital, Inc.
Duke Energy Progress LLC			2.800% due 03/18/23	539	526
3.000% due 09/15/21	1,500	1,491	3.375% due 05/15/23	925	922
Ecolab, Inc.			Goldman Sachs Capital I
4.350% due 12/08/21	510	527	6.345% due 02/15/34	70	83

See accompanying notes which are an integral part of this quarterly report.

230 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Goldman Sachs Group, Inc. (The)			7.500% due 11/15/40	309	377
3.750% due 05/22/25	400	391	Kinder Morgan, Inc.
3.491% due 05/15/26 (Ê)	255	253	5.550% due 06/01/45	750	787
4.223% due 05/01/29 (Ê)	1,634	1,616	Series GMTN
6.750% due 10/01/37	1,040	1,272	7.800% due 08/01/31	309	381
Series 60MO			KKR Group Finance Co. III LLC
3.272% due 09/29/25 (Ê)	1,065	1,022	5.125% due 06/01/44 (Þ)	1,240	1,240
Series D			Kohl's Corp.
6.000% due 06/15/20	405	424	5.550% due 07/17/45	1,515	1,470
Series GMTN			Kraft Heinz Foods Co.
4.089% due 10/28/27 (Ê)	380	391	4.875% due 02/15/25 (Þ)	1,755	1,790
Great Plains Energy, Inc.			4.625% due 01/30/29	550	550
5.292% due 06/15/22 (~)(Ê)	1,105	1,153	6.875% due 01/26/39	380	452
Harris Corp.			Series WI
4.400% due 06/15/28	635	643	5.000% due 07/15/35	518	515
Hewlett Packard Enterprise Co.			L3 Technologies, Inc.
2.100% due 10/04/19 (Þ)	460	454	3.850% due 06/15/23	417	417
4.400% due 10/15/22 (Þ)	1	1	Land O' Lakes, Inc.
6.000% due 09/15/41	509	529	6.000% due 11/15/22 (Þ)	820	862
Series WI			Lehman Brothers Holdings Capital Trust
6.350% due 10/15/45	527	540	VII
Home Depot, Inc. (The)			5.857% due 11/29/49 (ƒ)(Ø)(Š)	1,450	—
2.625% due 06/01/22	537	529	Leucadia National Corp.
5.950% due 04/01/41	195	246	5.500% due 10/18/23	370	383
Honeywell International, Inc.			Life Technologies Corp.
1.850% due 11/01/21	547	526	6.000% due 03/01/20	284	295
HSBC Bank NA			Lockheed Martin Corp.
Series BKNT			4.250% due 11/15/19	515	524
5.875% due 11/01/34	575	658	3.350% due 09/15/21	325	327
HSBC Bank USA NA			Lowe's Cos. , Inc.
Series BKNT			3.800% due 11/15/21	515	527
7.000% due 01/15/39	1,390	1,816	LyondellBasell Industries NV
HSBC USA, Inc.			5.750% due 04/15/24	346	375
7.200% due 07/15/97	194	268	Maple Escrow Subsidiary, Inc.
IBM Credit LLC			4.417% due 05/25/25 (Þ)	490	498
1.800% due 01/20/21	540	523	Marathon Petroleum Corp.
Industrial & Commercial Bank of China,			5.000% due 09/15/54	519	490
Ltd.			Masco Corp.
3.231% due 11/13/19	421	419	4.375% due 04/01/26	524	521
Intel Corp.			MeadWestvaco Corp.
3.300% due 10/01/21	518	522	7.375% due 09/01/19	335	350
2.875% due 05/11/24	1,185	1,151	Mercury General Corp.
International Business Machines Corp.			4.400% due 03/15/27	660	643
2.250% due 02/19/21	535	525	Microsoft Corp.
International Paper Co.			2.875% due 02/06/24	532	521
8.700% due 06/15/38	310	435	MidAmerican Energy Co.
7.300% due 11/15/39	804	1,026	3.500% due 10/15/24	523	524
Jefferies Group LLC			Mondelez International, Inc.
6.500% due 01/20/43	498	512	4.125% due 05/07/28	500	499
John Deere Capital Corp.			Morgan Stanley
2.375% due 07/14/20	450	444	3.742% due 10/24/23 (Ê)	1,685	1,729
Johnson & Johnson			3.591% due 07/22/28 (Ê)	1,190	1,130
1.650% due 03/01/21	541	527	Series GMTN
JPMorgan Chase & Co.			3.750% due 02/25/23	890	892
4.400% due 07/22/20	505	516	3.772% due 01/24/29 (Ê)	980	942
3.875% due 09/10/24	1,965	1,946	MPLX, LP
6.400% due 05/15/38	300	374	4.500% due 04/15/38	1,490	1,416
JPMorgan Chase Bank NA			Series WI
Series BKNT			4.500% due 07/15/23	330	337
1.650% due 09/23/19	415	409	Mutual of Omaha Insurance Co.
Kimberly-Clark Corp.			4.297% due 07/15/54 (Ê)(Þ)	295	297
2.150% due 08/15/20	533	523	NBCUniversal Media LLC
Kinder Morgan Energy Partners, LP			4.375% due 04/01/21	508	522

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 231

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nevada Power Co.			Public Service Co. of Oklahoma
Series R			Series G
6.750% due 07/01/37	313	407	6.625% due 11/15/37	300	378
New Cingular Wireless Services, Inc.			Public Service Electric & Gas Co.
8.750% due 03/01/31	407	553	3.700% due 05/01/28	240	241
Newell Brands, Inc.			QUALCOMM, Inc.
5.500% due 04/01/46	1,730	1,659	Series 0002
Series WI			4.300% due 05/20/47	1,295	1,224
5.000% due 11/15/23	1,265	1,286	Series 000A
NextEra Energy Capital Holdings, Inc.			2.600% due 01/30/23	1,200	1,147
3.625% due 06/15/23	421	417	QVC, Inc.
Nissan Motor Acceptance Corp.			4.375% due 03/15/23	1,230	1,214
1.550% due 09/13/19 (Þ)	530	521	Raytheon Co.
Northern Natural Gas Co.			3.125% due 10/15/20	522	523
4.100% due 09/15/42 (Þ)	444	421	Reliance Holding USA, Inc.
Northrop Grumman Corp.			4.500% due 10/19/20 (Þ)	291	295
2.550% due 10/15/22	546	527	Reynolds American, Inc.
NV Energy, Inc.			6.875% due 05/01/20	205	217
6.250% due 11/15/20	384	409	4.450% due 06/12/25	1,595	1,621
ONEOK, Inc.			8.125% due 05/01/40	465	619
7.500% due 09/01/23	253	290	Roche Holdings, Inc.
Oracle Corp.			2.875% due 09/29/21 (Þ)	302	299
2.625% due 02/15/23	534	519	Series REGS
2.950% due 05/15/25	450	435	2.875% due 09/29/21	101	100
2.650% due 07/15/26	740	692	Rohm & Haas Co.
Pacific Bell Telephone Co.			7.850% due 07/15/29	395	510
7.125% due 03/15/26	440	513	Roper Technologies, Inc.
Pacific Gas & Electric Co.			2.800% due 12/15/21	240	235
3.500% due 10/01/20	500	499	Ryder System, Inc.
5.400% due 01/15/40	500	513	3.500% due 06/01/21	395	396
Pacific Life Insurance Co.			Sabine Pass Liquefaction LLC
4.300% due 10/24/67 (Ê)(Þ)	635	570	5.625% due 04/15/23	1,375	1,467
PacifiCorp			Series WI
2.950% due 02/01/22	465	460	5.000% due 03/15/27	400	413
3.350% due 07/01/25	529	519	Select Income REIT
PECO Energy Co.			4.250% due 05/15/24	720	689
1.700% due 09/15/21	615	585	Sierra Pacific Power Co.
PepsiCo, Inc.			Series WI
2.750% due 03/01/23	533	522	2.600% due 05/01/26	570	525
Pepsi-Cola Metropolitan Bottling Co. ,			Smithfield Foods, Inc.
Inc.			2.700% due 01/31/20 (Þ)	525	517
Series B			South Carolina Electric & Gas Co.
7.000% due 03/01/29	407	520	4.600% due 06/15/43	190	191
Pfizer, Inc.			Southern Co. (The)
1.700% due 12/15/19	530	523	2.150% due 09/01/19	690	684
Philip Morris International, Inc.			2.350% due 07/01/21	537	522
Series NCD			Southern Natural Gas Co. LLC /
2.375% due 08/17/22	1,621	1,555	Southern Natural Issuing Corp.
Phillips 66			4.400% due 06/15/21	440	448
4.875% due 11/15/44	505	529	Southwest Airlines Co.
Plains All American Pipeline, LP / PAA			2.650% due 11/05/20	935	923
Finance Corp.			Sprint Spectrum Co. LLC / Sprint
2.600% due 12/15/19	526	520	Spectrum Co. II LLC / Sprint
PNC Funding Corp.			Spectrum Co. III LLC
5.125% due 02/08/20	501	516	4.738% due 03/20/25 (Þ)	1,155	1,146
Praxair, Inc.			Starbucks Corp.
3.200% due 01/30/26	910	887	2.200% due 11/22/20	450	440
Precision Castparts Corp.			Sunoco Logistics Partners Operations,
2.500% due 01/15/23	540	521	LP
Procter & Gamble Co. (The)			5.400% due 10/01/47	625	601
1.850% due 02/02/21	537	524	Sysco Corp.
PSEG Power LLC			2.500% due 07/15/21	534	522
8.625% due 04/15/31	212	277	TCI Communications, Inc.

See accompanying notes which are an integral part of this quarterly report.

232 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.875% due 02/15/26	340	420	Volkswagen Group of America Finance
Tennessee Gas Pipeline Co. LLC			LLC
8.375% due 06/15/32	410	511	2.450% due 11/20/19 (Þ)	460	455
Thermo Fisher Scientific, Inc.			Wachovia Capital Trust II
2.950% due 09/19/26	566	525	2.839% due 01/15/27 (Ê)	615	576
Time Warner Cable LLC			Walgreens Boots Alliance, Inc.
6.550% due 05/01/37	300	329	2.700% due 11/18/19	528	527
7.300% due 07/01/38	441	511	Walmart, Inc.
Time Warner Entertainment Co. , LP			1.900% due 12/15/20	531	520
8.375% due 03/15/23	442	514	3.550% due 06/26/25	810	817
Time Warner, Inc.			Walt Disney Co. (The)
4.875% due 03/15/20	506	518	Series MTNB
4.750% due 03/29/21	1,075	1,107	7.000% due 03/01/32	307	398
TJX Cos. , Inc. (The)			Washington Prime Group, LP
2.750% due 06/15/21	381	378	5.950% due 08/15/24	538	531
Toyota Motor Credit Corp.			WEA Finance LLC / Westfield UK &
Series GMTN			Europe Finance PLC
2.800% due 07/13/22	700	687	2.700% due 09/17/19 (Þ)	370	368
Transcontinental Gas Pipe Line Co. LLC			Wells Fargo & Co.
4.000% due 03/15/28 (Þ)	940	926	4.600% due 04/01/21	506	521
Tyson Foods, Inc.			3.069% due 01/24/23	1,205	1,175
3.950% due 08/15/24	522	522	Williams Partners, LP
Unilever Capital Corp.			4.300% due 03/04/24	220	222
1.375% due 07/28/21	552	524	5.800% due 11/15/43	280	305
Union Pacific Corp.			Wyndham Worldwide Corp.
3.950% due 09/10/28	925	937	4.150% due 04/01/24	270	266
4.375% due 09/10/38	300	311			228,691
United Airlines Pass-Through Trust			International Debt - 7.5%
3.650% due 01/07/26	804	768	ABN AMRO Bank NV
Series B			1.800% due 09/20/19 (Þ)	311	306
4.600% due 03/01/26	270	270	Actavis Funding SCS
United Parcel Service, Inc.			3.000% due 03/12/20 (Þ)	525	523
2.800% due 11/15/24	604	580	ACWA Power Management and
United Technologies Corp.			Investments One, Ltd.
1.950% due 11/01/21	549	526	5.950% due 12/15/39 (Þ)	290	291
UnitedHealth Group, Inc.			Adani Abbot Point Terminal Pty. , Ltd
2.700% due 07/15/20	524	521	4.450% due 12/15/22 (Þ)	571	518
			AerCap Ireland Capital DAC / AerCap
3.875% due 10/15/20	100	102	Global Aviation Trust
Universal Health Services, Inc.			4.500% due 05/15/21	462	470
4.750% due 08/01/22 (Þ)	513	517	3.300% due 01/23/23	460	444
US Bancorp			Air Liquide Finance SA
2.950% due 07/15/22	570	557	1.375% due 09/27/19 (Þ)	587	576
US Bank NA			Alibaba Group Holding, Ltd.
Series BKNT			2.800% due 06/06/23	600	579
2.125% due 10/28/19	411	407
			Series WI
Valero Energy Corp.			3.125% due 11/28/21	420	415
6.125% due 02/01/20	399	415
			Alimentation Couche-Tard, Inc.
4.350% due 06/01/28	808	816	3.550% due 07/26/27 (Þ)	552	526
Verizon Communications, Inc.			America Movil SAB de CV
1.750% due 08/15/21	125	120	5.000% due 10/16/19	404	412
4.329% due 09/21/28 (Þ)	408	410	5.000% due 03/30/20	710	727
7.750% due 12/01/30	855	1,102	3.125% due 07/16/22	610	598
Series WI			AstraZeneca PLC
4.672% due 03/15/55	1,285	1,208	2.375% due 11/16/20	1,375	1,349
Viacom, Inc.			2.375% due 06/12/22	1,190	1,144
6.875% due 04/30/36	780	890
			Athene Holding, Ltd.
Virginia Electric & Power Co.			4.125% due 01/12/28	985	920
Series B
2.950% due 11/15/26	1,230	1,159	Bacardi, Ltd.
Series C			5.300% due 05/15/48 (Þ)	825	803

4.000% due 11/15/46	720	683	Banco de Bogota SA
			Series EMTQ
Visa, Inc.			4.375% due 08/03/27 (Þ)	277	269
2.200% due 12/14/20	530	521

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 233

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series REGS			Cenovus Energy, Inc.
4.375% due 08/03/27	125	121	6.750% due 11/15/39	335	385
Banco de Credito del Peru			Series WI
2.250% due 10/25/19 (Þ)	530	522	4.250% due 04/15/27	1,925	1,870
Banco de Credito e Inversiones SA			CNOOC Finance Australia Pty, Ltd.
3.500% due 10/12/27 (Þ)	468	432	2.625% due 05/05/20	528	520
Banco Santander SA			Credit Agricole SA
3.848% due 04/12/23	1,000	989	3.250% due 10/04/24 (Þ)	1,000	947
4.379% due 04/12/28	765	747	Danone SA
Bancolombia SA			1.691% due 10/30/19 (Þ)	282	277
5.950% due 06/03/21	1,362	1,442	Series REGS
Bangkok Bank PCL			1.691% due 10/30/19	135	133
9.025% due 03/15/29 (Þ)	382	507	Deutsche Telekom International Finance
Banistmo SA			BV
Series MTQ0			1.950% due 09/19/21 (Þ)	443	423
3.650% due 09/19/22 (Þ)	300	288	4.375% due 06/21/28 (Þ)	1,225	1,232
Series REGS			Dryden 37 Senior Loan Fund
3.650% due 09/19/22	115	111	Series 2017-37A Class AR
Bank of Montreal			3.448% due 01/15/31 (Ê)(Þ)	1,300	1,300
2.100% due 12/12/19	410	405	Dryden 50 Senior Loan Fund
1.900% due 08/27/21	840	805	Series 2017-50A Class A1
Bank of Nova Scotia (The)			3.559% due 07/15/30 (Ê)(Þ)	1,475	1,476
4.375% due 01/13/21	500	512	Empresa Electrica Angamos SA
Series BKNT			4.875% due 05/25/29 (Þ)	262	256
2.500% due 01/08/21	900	883	Series REGS
2.450% due 09/19/22	405	389	4.875% due 05/25/29	121	119
Barclays PLC			Enbridge, Inc.
4.338% due 05/16/24 (Ê)	1,421	1,410	3.700% due 07/15/27	549	531
4.972% due 05/16/29 (Ê)	1,475	1,482	Enel Finance International NV
4.950% due 01/10/47	500	482	Series 658A
BAT International Finance PLC			3.500% due 04/06/28 (Þ)	313	285
2.750% due 06/15/20 (Þ)	526	521	Series REGS
BBVA Bancomer SA			3.500% due 04/06/28	111	101
6.750% due 09/30/22 (Þ)	970	1,057	Fairfax Financial Holdings, Ltd.
BNP Paribas SA			4.850% due 04/17/28 (Þ)	695	688
3.500% due 03/01/23 (Þ)	570	558	Gazprom Capital SA
			3.850% due 02/06/20 (Þ)	424	424
3.375% due 01/09/25 (Þ)	960	912	GE Capital International Funding Co.
BOC Aviation, Ltd.			Unlimited Co
3.000% due 03/30/20 (Þ)	306	303	Series WI
BP Capital Markets PLC			2.342% due 11/15/20	415	406
3.216% due 11/28/23	1,290	1,268	3.373% due 11/15/25	520	499
Braskem Netherlands Finance BV			GlaxoSmithKline Capital PLC
3.500% due 01/10/23 (Þ)	670	641	2.850% due 05/08/22	535	528
4.500% due 01/10/28 (Þ)	760	730	HSBC Bank PLC
British Telecommunications PLC			7.650% due 05/01/25	385	453
9.625% due 12/15/30	185	266	HSBC Holdings PLC
Brookfield Finance LLC			3.950% due 05/18/24 (Ê)	925	923
4.000% due 04/01/24	527	522	ING Bank NV
Brookfield Finance, Inc.			5.800% due 09/25/23 (Þ)	1,835	1,958
4.250% due 06/02/26	483	474	Intesa Sanpaolo SpA
Canadian Imperial Bank of Commerce			3.375% due 01/12/23 (Þ)	330	308
Series BKNT			3.875% due 01/12/28 (Þ)	560	486
2.100% due 10/05/20	538	525
Carlyle Global Market Strategies CLO,			Inversiones CMPC SA
Ltd.			6.125% due 11/05/19 (Þ)	455	470
Series 2018-1A Class A1R2			Itau CorpBanca SA
3.311% due 04/17/31 (Ê)(Þ)	4,200	4,178	3.875% due 09/22/19 (Þ)	271	273
CBQ Finance, Ltd.			Series REGS
7.500% due 11/18/19 (Þ)	373	389	3.875% due 09/22/19	125	126
CDP Financial, Inc.			Kaupthing Bank HF
5.600% due 11/25/39 (Þ)	545	679	7.625% due 02/28/20 (Å)(Š)	1,210	—
Cencosud SA			5.750% due 10/04/20 (Å)(Š)	100	—
5.150% due 02/12/25 (Þ)	426	435	Korea Hydro & Nuclear Power Co. , Ltd.

See accompanying notes which are an integral part of this quarterly report.

234 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.750% due 07/13/21 (Þ)	494	508	Siemens Financieringsmaatschappij NV
Korea Southern Power Co. , Ltd.			2.150% due 05/27/20 (Þ)	309	304
3.000% due 01/29/21 (Þ)	528	520	Series REGS
Lloyds Banking Group PLC			2.150% due 05/27/20	104	102
Series .			Southern Copper Corp.
2.907% due 11/07/23 (Ê)	1,450	1,386	6.750% due 04/16/40	449	536
Lloyds TSB Bank PLC			Sumitomo Mitsui Banking Corp.
6.500% due 09/14/20 (Þ)	273	287	2.092% due 10/18/19	303	299
Lukoil International Finance BV			Suzano Austria GMBH
6.125% due 11/09/20 (Þ)	1,205	1,261	7.000% due 03/16/47 (Þ)	180	192
4.563% due 04/24/23 (Þ)	527	529	Tencent Holdings, Ltd.
LYB International Finance BV			2.875% due 02/11/20 (Þ)	573	569
4.000% due 07/15/23	566	568	Toronto-Dominion Bank (The)
Marks And Spencer PLC			2.250% due 11/05/19	530	527
7.125% due 12/01/37 (Þ)	257	283	2.125% due 04/07/21	605	586
Mexico Generadora de Energia S de rl			Total Capital International SA
5.500% due 12/06/32 (Þ)	232	230	2.750% due 06/19/21	524	519
Series REGS			Total Capital SA
5.500% due 12/06/32	337	333	4.250% due 12/15/21	499	515
Mondelez International Holdings			TransCanada PipeLines, Ltd.
Netherlands BV			7.625% due 01/15/39	375	507
1.625% due 10/28/19 (Þ)	535	526	Trust F/1401
Myriad International Holdings BV			5.250% due 01/30/26 (Þ)	263	264
6.000% due 07/18/20 (Þ)	257	269	Series REGS
Series REGS			5.250% due 01/30/26	111	112
6.000% due 07/18/20	118	123	UBS AG
National Bank of Canada			2.450% due 12/01/20 (Þ)	915	895
Series 575			Vale Overseas, Ltd.
2.150% due 06/12/20	414	406	6.875% due 11/10/39	740	871
NOVA Chemicals Corp.			Validus Holdings, Ltd.
5.250% due 06/01/27 (Þ)	475	445	8.875% due 01/26/40	955	1,369
Novartis Capital Corp.			Vodafone Group PLC
4.400% due 04/24/20	509	522	6.250% due 11/30/32	345	391
NXP BV / NXP Funding LLC			Voya CLO, Ltd.
4.625% due 06/15/22 (Þ)	480	486	3.798% due 10/20/27 (Ê)(Þ)	1,000	1,003
Petroleos Mexicanos			Series 2017-2A Class A1R
6.350% due 02/12/48 (Þ)	180	160	3.586% due 04/17/30 (Ê)(Þ)	1,670	1,671
Series WI			Woori Bank
5.375% due 03/13/22	310	318	5.875% due 04/13/21 (Þ)	277	290
4.625% due 09/21/23	800	791			82,772
6.750% due 09/21/47	375	346	Mortgage-Backed Securities - 19.5%
PT Pertamina (Persero)			225 Liberty Street Trust
4.300% due 05/20/23 (Þ)	560	558	Series 2016-225L Class A
Qatar Government International Bond			3.597% due 02/10/36 (Þ)	235	232
5.103% due 04/23/48 (Þ)	280	286	A10 Securitization LLC
Royal Bank of Canada			Series 2017-AA Class B1
Series GMTN			0.010% due 05/15/36 (Å)	1,110	1,081
2.125% due 03/02/20	1,050	1,035	Banc of America Mortgage Trust
2.150% due 03/06/20	531	524	Series 2004-D Class 2A2
Royal Bank of Scotland Group PLC			3.258% due 05/25/34 (~)(Ê)	170	173
3.498% due 05/15/23 (Ê)	700	682	Series 2006-B Class 1A1
3.875% due 09/12/23	950	931	3.247% due 10/20/46 (~)(Ê)	28	18
Sanofi			Bank of America Mortgage Securities,
4.000% due 03/29/21	509	521	Inc.
Schlumberger Investment SA			Series 2004-B Class 2A2
3.650% due 12/01/23	510	514	3.620% due 03/25/34 (~)(Ê)	197	200
Shell International Finance BV			Barclays Commercial Mortgage
2.250% due 11/10/20	534	525	Securities LLC
Shinhan Bank Co. , Ltd.			Series 2017-GLKS Class D
2.250% due 04/15/20 (Þ)	287	281	3.001% due 11/15/34 (Ê)(Þ)	1,747	1,744
Shire Acquisitions Investments Ireland			Bayview Commercial Asset Trust
DAC			Series 2007-2A Class A1
1.900% due 09/23/19	1,870	1,844	1.507% due 07/25/37 (Å)(Ê)	1,622	1,595

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 235

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BCAP LLC Trust			4.000% due 2047	10,933	11,118
Series 2011-R11 Class 15A1			4.500% due 2047	304	315
3.400% due 10/26/33 (~)(Å)(Ê)	603	612	4.000% due 2048	1,816	1,849
Bear Stearns Alternative-A Trust			4.500% due 2048	8,879	9,215
Series 2005-4 Class 24A1			5.000% due 2048	7,466	7,892
3.031% due 05/25/35 (~)(Ê)	432	447	30 Year TBA(Ï)
BX Commercial Mortgage Trust			4.500%	22,259	23,092
Series 2018-BIOA Class C			Fannie Mae Connecticut Avenue
2.771% due 03/15/37 (Ê)(Þ)	1,478	1,477	Securities
BX Trust			Series 2014-C04 Class 1M2
Series 2018-BILT Class C			6.138% due 11/25/24 (Ê)	1,375	1,573
3.120% due 05/15/35 (Ê)(Þ)	2,150	2,152	Series 2016-C06 Class 1M1
Series 2018-MCSF Class A			2.538% due 04/25/29 (Ê)	1,323	1,333
2.477% due 04/15/35 (Ê)(Þ)	1,954	1,938	Fannie Mae REMIC Trust
BXP Trust			Series 2004-W12 Class 1A1
Series 2017-GM Class A			6.000% due 07/25/44	280	307
3.379% due 06/13/39 (Þ)	3,559	3,439	Series 2004-W12 Class 1A3
Citigroup Mortgage Loan Trust, Inc.			7.000% due 07/25/44	681	767
Series 2005-2 Class 1A2A			Fannie Mae REMICS
3.131% due 05/25/35 (~)(Ê)	492	503	Series 1999-56 Class Z
Series 2015-2 Class 5A1			7.000% due 12/18/29	46	50
0.444% due 03/25/47 (Å)(Ê)	377	370	Series 2005-117 Class LC
Commercial Mortgage Trust			5.500% due 11/25/35	227	235
Series 2016-787S Class A			Series 2009-96 Class DB
3.545% due 02/10/36 (Þ)	235	230	4.000% due 11/25/29	424	440
Depositor LLC Trust			Series 2017-6 Class PA
Series 2012-7WTC Class A			3.500% due 06/25/46	2,223	2,213
4.082% due 03/13/31 (Þ)	7	7	Federal Home Loan Mortgage Corp.
Deutsche Mortgage Securities, Inc. Re-			Multifamily Structured Pass-Through
REMIC Trust			Certificates
Series 2007-WM1 Class A1			Series 2014-K040 Class A2
4.078% due 06/27/37 (~)(Ê)(Þ)	646	651	3.241% due 09/25/24	1,766	1,767
Fannie Mae			Federal Housing Authority Trust
6.500% due 2019	—	—	7.430% due 06/27/21 (Š)	12	12
3.540% due 2020	399	403	Flagstar Mortgage Trust
5.000% due 2020	6	6	Series 2017-2 Class A5
5.500% due 2020	20	20	3.500% due 10/25/47 (~)(Ê)(Þ)	1,419	1,401
3.881% due 2021	722	735	Freddie Mac
3.500% due 2030	218	220	3.500% due 2030	212	214
2.600% due 2031	330	293	5.500% due 2032	17	18
3.000% due 2033	414	408	7.500% due 2032	10	11
5.500% due 2033	49	52	5.500% due 2034	34	37
3.500% due 2034	364	368	4.000% due 2040	864	888
5.500% due 2034	391	424	5.500% due 2041	307	332
4.500% due 2035	579	608	3.500% due 2043	1,501	1,503
6.000% due 2035	101	110	3.500% due 2044	177	177
5.500% due 2036	291	315	4.000% due 2044	865	885
5.500% due 2037	194	210	3.500% due 2045	585	582
5.500% due 2038	898	970	4.000% due 2045	2,081	2,128
6.000% due 2039	58	63	3.500% due 2046	330	328
4.500% due 2040	249	261	4.000% due 2046	1,411	1,439
5.500% due 2040	782	849	4.000% due 2047	7,705	7,838
4.000% due 2041	242	248	30 Year TBA(Ï)
3.000% due 2043	—	—	4.500%	26,000	26,963
3.500% due 2043	1,791	1,792	Freddie Mac Multifamily Structured
4.000% due 2043	256	262	Pass-Through Certificates
4.000% due 2044	1,328	1,357	Series 2013-K024 Class A2
3.500% due 2045	2,024	2,012	2.573% due 09/25/22	1,850	1,813
4.000% due 2045	1,528	1,560	Series 2013-K029 Class A2
4.000% due 2046	3,037	3,097	3.320% due 02/25/23 (~)(Ê)	1,760	1,771
			Series 2015-K045 Class A2
4.500% due 2046	654	687	3.023% due 01/25/25	1,240	1,222
3.500% due 2047	6,721	6,666	Series 2015-K046 Class A2

See accompanying notes which are an integral part of this quarterly report.

236 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.205% due 03/25/25	480	478	Series 2016-NINE Class A
Series 2015-K047 Class A2			2.854% due 10/06/38 (~)(Ê)(Þ)	530	494
3.329% due 05/25/25 (~)(Ê)	930	933	JPMorgan Chase Mortgage Trust
Series 2015-K048 Class A2			Series 2018-6 Class 1A4
3.284% due 06/25/25 (~)(Ê)	1,570	1,569	3.500% due 12/25/48 (~)(Ê)(Þ)	5,197	5,193
Series 2015-K051 Class A2			JPMorgan Mortgage Trust
3.308% due 09/25/25	1,040	1,040	Series 2015-3 Class A5
Series 2016-K053 Class A2			3.500% due 05/25/45 (~)(Ê)(Þ)	445	442
2.995% due 12/25/25	1,745	1,708	Series 2016-4 Class A5
Freddie Mac REMICS			3.500% due 10/25/46 (~)(Ê)(Þ)	583	575
Series 2006-3123 Class HT			Series 2017-1 Class A4
5.000% due 03/15/26	249	258	3.500% due 01/25/47 (~)(Ê)(Þ)	1,469	1,457
Series 2006-R006 Class ZA			Series 2017-2 Class A5
6.000% due 04/15/36	653	718	3.500% due 05/25/47 (~)(Ê)(Þ)	1,433	1,416
Series 2006-R007 Class ZA			Series 2017-3 Class 1A5
6.000% due 05/15/36	377	413	3.500% due 08/25/47 (~)(Ê)(Þ)	1,098	1,082
Series 2010-3632 Class PK			Series 2017-4 Class A5
5.000% due 02/15/40	239	253	3.500% due 11/25/47 (~)(Ê)(Þ)	1,439	1,419
Series 2010-3653 Class B			LB-UBS Commercial Mortgage Trust
4.500% due 04/15/30	618	646	Series 2007-C6 Class AM
Series 2012-3989 Class BW			6.114% due 07/15/40 (~)(Ê)	88	88
3.500% due 01/15/27	3,180	3,232	Morgan Stanley Bank of America Merrill
Series 2012-4019 Class JD			Lynch Trust
3.000% due 05/15/41	266	264	Series 2015-C24 Class A4
Freddie Mac Structured Agency Credit			3.732% due 05/15/48	945	949
Risk Debt Notes			Series 2016-C31 Class A1
Series 2014-DN2 Class M2			1.511% due 11/15/21	388	377
3.741% due 04/25/24 (Ê)	1,980	2,007	Morgan Stanley Capital I Trust
Series 2015-DN1 Class M3			Series 2018-SUN Class E
4.331% due 01/25/25 (Ê)	1,320	1,419	4.050% due 07/15/35 (Ê)(Þ)	5,048	5,048
Series 2015-DNA2 Class M2			Morgan Stanley Mortgage Capital
3.838% due 12/25/27 (Ê)	514	524	Holdings LLC Trust
Series 2015-DNA3 Class M3			Series 2017-237P Class D
5.133% due 04/25/28 (Ê)	3,765	4,492	3.865% due 09/13/39 (Þ)	1,883	1,779
Series 2015-HQA2 Class M2			Series 2017-237P Class XA
4.038% due 05/25/28 (Ê)	784	805	Interest Only STRIP
Ginnie Mae			0.467% due 09/13/39 (~)(Å)(Ê)	10,103	290
Series 2004-93 Class PC			Series 2017-237P Class XB
5.000% due 04/16/34	60	60	Interest Only STRIP
Ginnie Mae II			0.175% due 09/13/39 (~)(Å)(Ê)	6,248	47
4.500% due 2042	259	272	Morgan Stanley Mortgage Loan Trust
			Series 2005-5AR Class 1M3
Grace Mortgage Trust			2.447% due 09/25/35 (Ê)	743	742
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ)	456	457	MSCG Trust
			Series 2015-ALDR Class A2
GS Mortgage Securities Corp. Trust			3.577% due 06/07/35 (~)(Ê)(Þ)	310	300
Series 2018-CHLL Class D
3.238% due 02/15/37 (Ê)(Þ)	417	417	OBP Depositor LLC Trust
			Series 2010-OBP Class A
GS Mortgage Securities Trust			4.646% due 07/15/45 (Þ)	230	235
Series 2016-GS2 Class A4
3.050% due 05/10/49 (Æ)	1,446	1,383	One Market Plaza Trust
			Series 2017-1MKT Class C
Hilton USA Trust			4.016% due 02/10/32 (Þ)	1,133	1,125
Series 2016-HHV Class D
4.194% due 11/05/38 (~)(Ê)(Þ)	2,271	2,209	Series 2017-1MKT Class D
Series 2016-SFP Class A			4.146% due 02/10/32 (Þ)	797	787
2.828% due 11/05/35 (Þ)	261	253	RBS Commercial Funding, Inc. Trust
			Series 2013-GSP Class A
Hyatt Hotel Portfolio Trust			3.961% due 01/13/32 (~)(Ê)(Þ)	235	237
Series 2017-HYT2 Class C
2.289% due 08/09/20 (Ê)(Þ)	1,061	1,061	Sequoia Mortgage Trust
			Series 2013-12 Class A1
Series 2017-HYT2 Class D			4.000% due 12/25/43 (Þ)	202	203
3.414% due 08/09/32 (Ê)(Þ)	714	715	Structured Asset Securities Corp.
JPMorgan Chase Commercial Mortgage
Securities Trust			Mortgage Pass-Through Certificates
			Series 2003-34A Class 5A4
Series 2004-LN2 Class B			3.383% due 11/25/33 (~)(Ê)	499	507
5.462% due 07/15/41 (~)(Ê)	499	429

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 237

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Towd Point Mortgage Trust			1.625% due 05/15/26	4,532	4,119
Series 2017-3 Class A1			1.500% due 08/15/26	4,644	4,165
2.750% due 06/25/57 (~)(Ê)(Þ)	727	709	2.375% due 05/15/27	5,640	5,390
Washington Mutual Mortgage Pass-			2.750% due 02/15/28	4,195	4,121
Through Certificates Trust			1.625% due 05/15/28	5,210	4,749
Series 2003-AR10 Class A7			2.875% due 05/15/28	68,419	67,930
2.839% due 10/25/33 (~)(Ê)	185	187
Series 2004-AR1 Class A			4.375% due 02/15/38	4,385	5,261
3.157% due 03/25/34 (~)(Ê)	845	862	4.500% due 05/15/38	4,400	5,368
Series 2005-AR2 Class 2A21			3.750% due 11/15/43	4,399	4,916
1.564% due 01/25/45 (Ê)	334	331	3.125% due 08/15/44	1,555	1,568
Series 2005-AR19 Class A1A2			2.875% due 08/15/45	1,015	977
0.814% due 12/25/45 (Ê)	843	832	3.000% due 11/15/45	3,840	3,784
Series 2006-AR1 Class 2A1A			3.000% due 05/15/47	3,551	3,495
1.594% due 01/25/46 (Ê)	565	566	2.750% due 11/15/47	3,671	3,437
Wells Fargo Mortgage Backed Securities			3.000% due 02/15/48	8,560	8,428
Trust					410,740
Series 2003-J Class 1A9			Total Long-Term Investments
3.694% due 10/25/33 (~)(Ê)	511	518
Series 2006-AR8 Class 1A3			(cost $1,029,816)		1,019,284
3.111% due 04/25/36 (~)(Ê)	172	172
WinWater Mortgage Loan Trust			Short-Term Investments - 11.4%
Series 2014-1 Class A1			Apache Corp.
3.926% due 06/20/44 (~)(Ê)(Þ)	824	820
Series 2014-1 Class A2			6.900% due 09/15/18	220	221
3.500% due 06/20/44 (~)(Ê)(Þ)	584	573	Capital One Bank USA NA
Worldwide Plaza Trust			Series BKNT
Series 2017-WWP Class A			2.250% due 02/13/19	780	778
3.526% due 11/10/36 (Þ)	3,609	3,510	Caterpillar Financial Services Corp.
		214,480	1.350% due 05/18/19	390	386
Municipal Bonds - 0.2%			EnLink Midstream Partners LP
Municipal Electric Authority of Georgia			2.700% due 04/01/19	580	578
Revenue Bonds			Fannie Mae
6.637% due 04/01/57	1,610	2,020	6.500% due 09/01/18	—	—
7.055% due 04/01/57	495	590
			6.500% due 10/01/18	—	—
		2,610
United States Government Treasuries - 37.4%			6.500% due 11/01/18	—	—
United States Treasury Inflation Indexed			6.500% due 01/01/19	—	—
Bonds			6.500% due 02/01/19	—	—
1.375% due 01/15/20	22,091	22,228
0.125% due 04/15/21	23,942	23,422	6.500% due 03/01/19	—	—
0.375% due 07/15/23	15,169	14,912	5.000% due 04/01/19	2	2
0.375% due 07/15/25	15,359	14,942	6.500% due 04/01/19	—	—
3.375% due 04/15/32	14,186	18,661	6.500% due 06/01/19	—	—
2.125% due 02/15/40	8,680	10,748	Ford Motor Credit Co. LLC
0.750% due 02/15/45	10,015	9,569	2.551% due 10/05/18	770	770
0.875% due 02/15/47	10,072	9,915	Freddie Mac
United States Treasury Notes			4.500% due 04/01/19	1	1
1.375% due 05/31/20	39,280	38,379
2.500% due 06/30/20	570	568	General Mills, Inc.
1.375% due 05/31/21	25,315	24,358	5.650% due 02/15/19	195	198
2.625% due 06/15/21	395	393	Hewlett Packard Enterprise Co.
1.125% due 06/30/21	31,960	30,497	Series WI
2.625% due 07/15/21	5	5	2.850% due 10/05/18	149	149
1.750% due 05/15/23	32,245	30,674	Huntington National Bank (The)
2.750% due 07/31/23	3,985	3,967	Series BKNT
2.625% due 03/31/25	5,130	5,038	2.200% due 11/06/18	795	795
2.125% due 05/15/25	6,440	6,124	John Deere Capital Corp.
2.750% due 06/30/25	2,345	2,320	1.650% due 10/15/18	460	459
2.875% due 07/31/25	960	957	KeyCorp
2.000% due 08/15/25	10,165	9,570	2.300% due 12/13/18	765	764
2.250% due 11/15/25	6,055	5,785	Lloyds Bank PLC

See accompanying notes which are an integral part of this quarterly report.

238 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($)		Value
	or Shares		$
2.181% due 08/06/18 (ç)(~)	1,060		1,060
LyondellBasell Industries NV
5.000% due 04/15/19	212		214
PACCAR Financial Corp.
Series MTN
2.914% due 12/06/18 (Ê)	510		511
U. S. Cash Management Fund(@)	91,968,483	(8)	91,978
United States Treasury Bills
1.787% due 08/16/18 (~)(§)	720		719
United States Treasury Notes
0.875% due 07/31/19	26,745		26,327
Total Short-Term Investments
(cost $127,060)			125,910

Total Investments 104.1%
(identified cost $1,156,876)			1,145,194

Other Assets and Liabilities,
Net - (4.1%)			(45,234)

Net Assets - 100.0%			1,099,960

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 239

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.4%
A10 Securitization LLC	06/23/17	1,110,000	100.00	1,110	1,081
Bayview Commercial Asset Trust	10/26/17	1,621,678	95.72	1,552	1,595
BCAP LLC Trust	11/26/13	603,139	103.76	626	612
Citigroup Mortgage Loan Trust, Inc.	02/01/17	377,386	97.67	369	370
Kaupthing Bank HF	02/17/16	100,000	—	99	—
Kaupthing Bank HF	02/17/16	1,210,000	—	1,013	—
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	6,248,000	0.76	47	47
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	10,103,000	2.86	289	290
					3,995
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

240 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Bank of America Corp.	USD 3 Month LIBOR	1.512
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.810
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	1.750
Barclays PLC	USD 3 Month LIBOR	1.356
Barclays PLC	USD 3 Month LIBOR	1.902
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
BX Commercial Mortgage Trust	USD 1 Month LIBOR	1.121
BX Trust	USD 1 Month LIBOR	1.220
BX Trust	USD 1 Month LIBOR	0.577
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	0.970
CBAM CLO Management Trust	USD 3 Month LIBOR	1.250
Cedar Funding, Ltd.	USD 3 Month LIBOR	1.100
Chase Issuance Trust	USD 1 Month LIBOR	0.200
Citibank Credit Card Issuance Trust	USD 1 Month LIBOR	0.370
Citibank Credit Card Issuance Trust	USD 1 Month LIBOR	0.330
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.005
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.125
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Dewolf Park CLO, Ltd.	USD 3 Month LIBOR	1.210
Discover Card Execution Note Trust	USD 1 Month LIBOR	0.360
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
Dryden Senior Loan Fund	USD 3 Month LIBOR	1.120
Encore Credit Receivables Trust	USD 1 Month LIBOR	0.735
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Freddie Mac Structured Agency Credit Risk	USD 1 Month LIBOR	1.650
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.301
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.170
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
HSBC Holdings PLC	USD 3 Month LIBOR	0.987
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.056
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.854
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.810

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 241

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities		Referenced Rate			Spread %
Long Beach Mortgage Loan Trust		USD 1 Month LIBOR			0.930
Long Beach Mortgage Loan Trust		USD 1 Month LIBOR			0.750
Madison Park Funding XVIII, Ltd.		USD 3 Month LIBOR			1.190
Madison Park Funding, Ltd.		USD 3 Month LIBOR			1.410
Magnetite XVIII, Ltd.		USD 3 Month LIBOR			1.400
Master Asset-Backed Securities Trust		USD 1 Month LIBOR			0.945
Morgan Stanley		USD 3 Month LIBOR			1.140
Morgan Stanley		USD 3 Month LIBOR			1.400
Morgan Stanley		USD 3 Month LIBOR			1.340
Morgan Stanley ABS Capital I, Inc. Trust		USD 1 Month LIBOR			1.050
Morgan Stanley Capital I Trust		USD 1 Month LIBOR			1.950
Morgan Stanley Mortgage Loan Trust		USD 1 Month LIBOR			0.550
Mutual of Omaha Insurance Co.		USD 3 Month LIBOR			2.640
Option One Mortgage Loan Trust		USD 1 Month LIBOR			0.780
PACCAR Financial Corp.		USD 3 Month LIBOR			0.600
Pacific Life Insurance Co.		USD 3 Month LIBOR			2.796
Royal Bank of Scotland Group PLC		USD 3 Month LIBOR			1.480
Shackleton CLO, Ltd.		USD 3 Month LIBOR			1.000
Structured Asset Investment Loan Trust		USD 1 Month LIBOR			0.720
THL Credit Wind River CLO, Ltd.		USD 3 Month LIBOR			1.230
Voya CLO, Ltd.		USD 3 Month LIBOR			1.450
Voya CLO, Ltd.		USD 3 Month LIBOR			1.130
Voya CLO, Ltd.		USD 3 Month LIBOR			1.250
Wachovia Capital Trust II		USD 3 Month LIBOR			0.500
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust			Year CMT		1.070
Washington Mutual Mortgage Pass-Through Certificates Trust		USD 1 Month LIBOR			0.290
Washington Mutual Mortgage Pass-Through Certificates Trust		USD 1 Month LIBOR			0.330

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	298	AUD	38,504	09/18	354
Canada 10 Year Bond Futures	128	CAD	17,251	09/18	(182)
Euro-Bund Futures	98	EUR	15,835	09/18	(5)
United States 2 Year Treasury Note Futures	37	USD	7,821	09/18	(7)
United States 5 Year Treasury Note Futures	342	USD	38,689	09/18	(70)
United States 10 Year Treasury Note Futures	1,069	USD	127,661	09/18	121
United States 10 Year Ultra Treasury Note Futures	43	USD	5,466	09/18	20
United States Long Bond Futures	85	USD	12,153	09/18	(92)
United States Ultra Bond Futures	83	USD	13,023	09/18	18
Short Positions
Euro-Bund Futures	200	EUR	32,316	09/18	(55)
Euro-Schatz Futures	669	EUR	74,864	09/18	97
Long Gilt Futures	258	GBP	31,651	09/18	(235)
United States 2 Year Treasury Note Futures	132	USD	27,902	09/18	33
United States 5 Year Treasury Note Futures	29	USD	3,281	09/18	3
United States 10 Year Treasury Note Futures	26	USD	3,105	09/18	1
United States 10 Year Ultra Treasury Note Futures	65	USD	8,262	09/18	10

See accompanying notes which are an integral part of this quarterly report.

242 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
United States Ultra Bond Futures	164	USD	25,733	09/18	90
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)	101

Foreign Currency Exchange Contracts
Amounts in thousands
Unrealized
Appreciation
Amount	Amount	(Depreciation)
Counterparty	Sold	Bought	Settlement Date	$
Bank of America	USD	20	CZK	448	08/28/18	—
Bank of America	USD	874	CZK	19,212	08/28/18	5
Bank of America	USD	2,415	CZK	51,953	08/28/18	(38)
Bank of America	USD	790	HKD	6,188	08/28/18	(2)
Bank of America	USD	2,439	HKD	19,106	08/28/18	(3)
Bank of America	USD	27	HUF	7,472	08/28/18	—
Bank of America	USD	870	HUF	237,372	08/28/18	(3)
Bank of America	USD	2,419	HUF	641,977	08/28/18	(75)
Bank of America	USD	47	MXN	985	08/28/18	6
Bank of America	USD	102	MXN	2,020	08/28/18	6
Bank of America	USD	1,174	MXN	23,502	08/28/18	82
Bank of America	USD	39	PLN	144	08/28/18	—
Bank of America	USD	864	PLN	3,188	08/28/18	9
Bank of America	USD	2,404	PLN	8,687	08/28/18	(26)
Bank of America	USD	11	THB	367	08/28/18	—
Bank of America	USD	169	TRY	834	08/28/18	(2)
Bank of America	USD	213	TRY	1,041	08/28/18	(4)
Bank of America	USD	1,068	TRY	5,223	08/28/18	(20)
Bank of America	USD	1,138	TRY	5,239	08/28/18	(87)
Bank of America	USD	2,276	TRY	10,477	08/28/18	(173)
Bank of America	USD	1	ZAR	18	08/28/18	—
Bank of America	USD	60	ZAR	816	08/28/18	2
Bank of America	USD	102	ZAR	1,292	08/28/18	(4)
Bank of America	USD	1,185	ZAR	14,911	08/28/18	(56)
Bank of America	CZK	562	USD	25	08/28/18	—
Bank of America	CZK	2,490	USD	113	08/28/18	(1)
Bank of America	CZK	25,976	USD	1,208	08/28/18	19
Bank of America	HKD	68	USD	9	08/28/18	—
Bank of America	HKD	136	USD	17	08/28/18	—
Bank of America	HUF	2,093	USD	8	08/28/18	—
Bank of America	HUF	30,751	USD	113	08/28/18	—
Bank of America	HUF	320,989	USD	1,210	08/28/18	37
Bank of America	MXN	2,444	USD	129	08/28/18	(2)
Bank of America	PLN	200	USD	54	08/28/18	(1)
Bank of America	THB	2,607	USD	82	08/28/18	3
Bank of America	THB	4,040	USD	121	08/28/18	—
Bank of America	THB	25,932	USD	814	08/28/18	34
Bank of America	THB	38,831	USD	1,216	08/28/18	48
Bank of America	THB	77,662	USD	2,431	08/28/18	97
Bank of America	TRY	1,133	USD	232	08/28/18	4
Bank of Montreal	AUD	1,684	MXN	26,800	09/19/18	351
Brown Brothers Harriman	USD	4,814	EUR	4,104	08/28/18	(6)
Brown Brothers Harriman	USD	31	NZD	46	08/07/18	—
Brown Brothers Harriman	AUD	444	USD	328	09/19/18	(2)
Brown Brothers Harriman	ILS	29,134	USD	8,048	08/28/18	102
Citibank	CHF	11,188	USD	11,270	08/28/18	(52)
Commonwealth Bank of Australia	USD	7,994	CAD	10,525	08/28/18	101
Commonwealth Bank of Australia	AUD	6,477	USD	4,790	08/28/18	(23)
Commonwealth Bank of Australia	NZD	7,082	USD	4,813	08/28/18	(14)
Royal Bank of Canada	AUD	1,687	MXN	26,800	09/19/18	347
Royal Bank of Canada	MXN	53,600	AUD	3,593	09/19/18	(367)
State Street	USD	33	IDR	475,494	08/28/18	—
State Street	USD	94	IDR	1,334,426	08/28/18	(1)
State Street	USD	1,184	IDR	16,976,755	08/28/18	(8)
State Street	USD	25	KRW	27,477	08/28/18	—
State Street	USD	32	NZD	46	09/06/18	—

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 243

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
State Street		USD	11	PEN		36	08/28/18	—
State Street		USD	16	PEN		53	08/28/18	—
State Street		USD	13	RUB		798	08/28/18	—
State Street		USD	69	RUB		4,318	08/28/18	—
State Street		USD	1,193	RUB		75,070	08/28/18	5
State Street		USD	6	TWD		178	08/28/18	—
State Street		BRL	149	USD		39	08/28/18	(1)
State Street		BRL	428	USD		110	08/28/18	(3)
State Street		BRL	3,040	USD		824	08/28/18	17
State Street		BRL	8,721	USD		2,354	08/28/18	37
State Street		CHF	4,250	NZD		6,331	08/07/18	42
State Street		IDR	399,303	USD		28	08/28/18	—
State Street		KRW	91,335	USD		85	08/28/18	3
State Street		KRW	192,054	USD		170	08/28/18	(2)
State Street		KRW	879,023	USD		817	08/28/18	28
State Street		KRW	1,301,369	USD		1,210	08/28/18	42
State Street		KRW	2,602,737	USD		2,421	08/28/18	85
State Street		MYR	5	USD		1	08/28/18	—
State Street		MYR	80	USD		20	08/28/18	—
State Street		MYR	3,217	USD		805	08/28/18	11
State Street		MYR	9,615	USD		2,416	08/28/18	43
State Street		NZD	6,354	CHF		4,250	08/07/18	(74)
State Street		NZD	46	USD		32	08/07/18	—
State Street		PEN	2,627	USD		801	08/28/18	(1)
State Street		PEN	7,926	USD		2,415	08/28/18	(5)
State Street		RUB	696	USD		11	08/28/18	—
State Street		TWD	612	USD		20	08/28/18	—
State Street		TWD	2,383	USD		80	08/28/18	2
State Street		TWD	36,216	USD		1,220	08/28/18	33
Westpac		USD	15,990	JPY	1,796,779		08/28/18	106
Westpac		SEK	99,153	USD		11,291	08/28/18	(7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								644

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
						Practical
Portfolio Summary	Level 1	Level 2		Level 3		Expedient (a)		Total
Long-Term Investments
Asset-Backed Securities	$—		$79,991		$—		$—	$79,991
Corporate Bonds and Notes	—		228,691		—		—	228,691
International Debt	—		82,772		—		—	82,772
Mortgage-Backed Securities	—		214,468		12		—	214,480
Municipal Bonds	—		2,610		—		—	2,610
United States Government Treasuries	—		410,740		—		—	410,740
Short-Term Investments	—		33,932		—		91,978	125,910
Total Investments	—	1,053,204			12		91,978	1,145,194

Other Financial Instruments
Assets
Futures Contracts	747		—		—		—	747

Foreign Currency Exchange Contracts	—		1,707		—		—	1,707

See accompanying notes which are an integral part of this quarterly report.

244 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Liabilities
Futures Contracts	(646)	—	—	—	(646)
Foreign Currency Exchange Contracts	—	(1,063)	—	—	(1,063)
Total Other Financial Instruments*	$101	$644	$—	$—	$745

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	1,038
Austria	192
Bermuda	2,113
Brazil	871
Canada	13,222
Cayman Islands	24,502
Chile	2,112
China	419
Colombia	1,832
France	4,957
Germany	844
Indonesia	558
Ireland	3,664
Italy	794
Japan	299
Luxembourg	1,461
Mexico	5,349
Netherlands	10,957
Panama	399
Peru	1,058
Qatar	286
Singapore	303
South Korea	1,599
Spain	1,736
Switzerland	1,416
Thailand	507
United Arab Emirates	291
United Kingdom	13,786

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 245

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
United States	1,048,629
Total Investments	1,145,194

See accompanying notes which are an integral part of this quarterly report.

246 Investment Grade Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 89.8%			2.321% due 11/25/27 (~)(Ê)(Š)(Þ)	404	403
Asset-Backed Securities - 8.8%			Flagship Credit Auto Trust
			Series 2016-3 Class A2
ALG Student Loan Trust I			2.050% due 11/15/20 (Þ)	1,150	1,148
Series 2006-1A Class A3			Foursight Capital Automobile
1.464% due 10/28/23 (Ê)(Þ)	832	830	Receivables Trust
Ally Auto Receivables Trust			Series 2018-1 Class C
Series 2018-1 Class A2			4.300% due 08/15/23 (Þ)	800	794
2.080% due 09/15/20	1,120	1,118
AmeriCredit Automobile Receivables			Hertz Fleet Lease Funding, LP
			Series 2017-1 Class A2
Trust			2.130% due 04/10/31 (Þ)	1,697	1,684
Series 2014-1 Class C
2.150% due 03/09/20	235	235	Series 2017-1 Class B
Series 2017-3 Class A2A			2.880% due 04/10/31 (Þ)	1,965	1,947
1.690% due 12/18/20	1,447	1,441	Series 2018-1 Class C
Series 2017-4 Class A2A			3.770% due 05/10/32 (Þ)	485	485
1.830% due 05/18/21	1,787	1,779	Hilton Grand Vacations Trust
			Series 2017-AA Class A
ARI Fleet Lease Trust			2.660% due 12/26/28 (Þ)	938	920
Series 2017-A Class A2
1.910% due 04/15/26 (Þ)	1,121	1,115	Honda Auto Receivables Owner Trust
			Series 2017-4 Class A3
Ascentium Equipment Receivables LLC			2.050% due 11/22/21	2,170	2,141
Series 2018-1A Class A3
3.210% due 09/11/23 (Þ)	1,265	1,263	John Deere Owner Trust
			Series 2015-B Class A3
Bank of the West Auto Trust			1.440% due 10/15/19	153	152
Series 2017-1 Class A2
1.780% due 02/15/21 (Þ)	842	838	Nationstar HECM Loan Trust
			Series 2017-2A Class A1
Chase Issuance Trust			2.038% due 09/25/27 (~)(Ê)(Þ)	497	496
Series 2012-A4 Class A4
1.580% due 08/16/21	535	529	Series 2018-1A Class M2
Chesapeake Funding II LLC			3.469% due 02/25/28 (~)(Ê)(Š)(Þ)	690	690
Series 2017-2A Class C			Navient Private Education Loan Trust
3.010% due 05/15/29 (Þ)	1,085	1,074	Series 2015-CA Class B
Series 2017-3A Class C			3.250% due 05/15/40 (Þ)	1,285	1,285
2.780% due 08/15/29 (Þ)	755	742	Nissan Auto Receivables Owner Trust
			Series 2015-A Class A3
Series 2018-1A Class A1			1.050% due 10/15/19	156	156
3.040% due 04/15/30 (Þ)	1,435	1,428
			Series 2017-C Class A3
Citibank Credit Card Issuance Trust			2.120% due 04/18/22	1,065	1,049
Series 2017-A2 Class A2
1.740% due 01/19/21	900	897	Orange Lakes Timeshare Trust
			Series 2018-A Class A
Series 2017-A3 Class A3			3.100% due 07/08/30 (Þ)	971	959
1.920% due 04/07/22	3,000	2,949
Commonbond Student Loan Trust			Santander Drive Auto Receivables Trust
			Series 2015-2 Class C
Series 2018-BGS Class A1			2.440% due 04/15/21	777	776
3.560% due 09/25/45 (Þ)	1,280	1,280
			Series 2017-3 Class A2A
Daimler Trucks Retail Trust			1.670% due 06/15/20	266	266
Series 2018-1 Class A2
2.600% due 05/15/20 (Þ)	1,245	1,245	SLM Private Education Loan Trust
			Series 2010-A Class 2A
Drive Auto Receivables Trust			4.477% due 05/16/44 (Ê)(Þ)	724	738
Series 2018-3 Class A3
3.010% due 11/15/21	1,230	1,230	Series 2012-A Class A2
Earnest Student Loan Program LLC			3.830% due 01/17/45 (Þ)	1,389	1,395
Series 2016-D Class A1			SMB Private Education Loan Trust
2.728% due 01/25/41 (Ê)(Þ)	1,303	1,314	Series 2017-A Class A1
Series 2016-D Class A2			1.230% due 06/17/24 (Ê)(Þ)	726	726
2.720% due 01/25/41 (Þ)	657	646	SoFi Consumer Loan Program LLC
			Series 2015-1 Class A
Equity One Mortgage Pass-Through Trust			3.280% due 09/15/23 (Þ)	1,340	1,342
Series 2003-4 Class M1
5.869% due 10/25/34 (~)(Ê)	143	141	Series 2017-6 Class A1
Fifth Third Auto Trust			2.200% due 11/25/26 (Þ)	468	465
Series 2017-1 Class A2A			Series 2018-1 Class A1
1.590% due 04/15/20	519	518	2.550% due 02/25/27 (Þ)	671	668
Finance of America Structured Securities			SoFi Consumer Loan Program Trust
Trust			Series 2018-2 Class A1
Series 2017-HB1 Class A			2.930% due 04/26/27 (Þ)	1,588	1,586
			Series 2018-3 Class A1

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 247

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.200% due 08/25/27	835	835	2.000% due 02/14/20	2,200	2,166
SoFi Professional Loan Program LLC			American International Group, Inc.
Series 2014-B Class A2			6.400% due 12/15/20	305	326
2.550% due 08/27/29 (Þ)	1,097	1,087	3.300% due 03/01/21	1,825	1,821
Series 2015-B Class A2			Amgen, Inc.
2.510% due 09/27/32 (Þ)	570	560	4.100% due 06/15/21	1,085	1,108
Series 2016-C Class A2A			Anadarko Petroleum Corp.
1.480% due 05/26/31 (Þ)	191	190	4.850% due 03/15/21	1,695	1,746
Series 2016-D Class A2B			Anheuser-Busch InBev Finance, Inc.
2.340% due 04/25/33 (Þ)	660	646	2.650% due 02/01/21	1,360	1,343
Series 2017-3 Class A			Anheuser-Busch InBev Worldwide, Inc.
2.770% due 05/25/26 (Þ)	327	324	6.875% due 11/15/19	745	781
Series 2017-A Class A1			Anthem, Inc.
2.028% due 03/26/40 (Ê)(Þ)	1,092	1,095	2.500% due 11/21/20	2,075	2,044
Series 2017-F Class A1FX			Apple, Inc.
2.050% due 01/25/41 (Þ)	838	830	2.250% due 02/23/21	3,720	3,655
Series 2018-A Class A2A			AT&T, Inc.
2.390% due 02/25/42 (Þ)	1,081	1,072	2.450% due 06/30/20	945	932
South Carolina Student Loan Corp.			AvalonBay Communities, Inc.
Series 2015-A Class A			Series GMTN
2.734% due 01/25/36 (Ê)	908	915	3.625% due 10/01/20	485	488
Westlake Automobile Receivables Trust			AXA Equitable Holdings, Inc.
Series 2018-1A Class A2A			3.900% due 04/20/23 (Þ)	495	492
2.240% due 12/15/20 (Þ)	2,935	2,925	Bank of America Corp.
Wheels SPV LLC			5.625% due 07/01/20	1,600	1,672
Series 2017-1A Class A2			2.328% due 10/01/21 (Ê)	1,180	1,154
1.880% due 04/20/26 (Þ)	550	545	2.738% due 01/23/22 (Ê)	3,090	3,036
		55,907	BAT Capital Corp.
Corporate Bonds and Notes - 35.3%			Series 19
Abbott Laboratories			2.945% due 08/14/20 (Ê)(Þ)	1,440	1,446
2.900% due 11/30/21	940	927	Bayer US Finance II LLC
AbbVie, Inc.			3.500% due 06/25/21 (Þ)	365	366
2.500% due 05/14/20	780	771	BB&T Corp.
AIG Global Funding			3.200% due 09/03/21	1,410	1,402
1.950% due 10/18/19 (Þ)	870	858	Becton Dickinson and Co.
1.900% due 10/06/21 (Þ)	490	466	2.404% due 06/05/20	995	978
Air Lease Corp.			2.894% due 06/06/22	745	723
2.125% due 01/15/20	255	250	Bemis Co. , Inc.
3.875% due 04/01/21	1,400	1,408	6.800% due 08/01/19	330	341
Allstate Corp. (The)			Broadcom Corp. / Broadcom Cayman
2.764% due 03/29/21 (Ê)	1,545	1,547	Finance, Ltd.
Ally Financial, Inc.			Series WI
3.750% due 11/18/19	995	995	2.200% due 01/15/21	1,205	1,164
Altria Group, Inc.			Capital One Financial Corp.
9.250% due 08/06/19	879	934	2.500% due 05/12/20	1,205	1,190
4.750% due 05/05/21	436	453	3.059% due 01/30/23 (Ê)	1,590	1,584
Amazon. com, Inc.			Capital One NA
2.600% due 12/05/19	703	702	2.350% due 01/31/20	495	489
American Airlines, Inc. Pass-Through			Cargill, Inc.
Certificates Trust			3.250% due 03/01/23 (Þ)	1,800	1,780
Series 2013-2 Class A			Caterpillar Financial Services Corp.
4.950% due 01/15/23	1,566	1,610	Series GMTN
American Express Co.			1.850% due 09/04/20	2,650	2,585
2.200% due 10/30/20	1,190	1,163	Series WI
3.375% due 05/17/21	955	956	1.931% due 10/01/21	1,140	1,094
2.500% due 08/01/22	3,900	3,750	CBS Corp.
American Express Credit Corp.			2.500% due 02/15/23	470	443
Series F			Charter Communications Operating LLC
2.600% due 09/14/20	1,650	1,631	/ Charter Communications Operating
American Honda Finance Corp.			Capital
Series GMTN			Series WI
1.700% due 09/09/21	815	778	4.464% due 07/23/22	1,460	1,484
Series NCD			Chevron Corp.

See accompanying notes which are an integral part of this quarterly report.

248 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.419% due 11/17/20	700	693	3.200% due 04/16/21	555	552
1.946% due 11/15/21 (Ê)	3,545	3,587	General Motors Financial Co. , Inc.
Cisco Systems, Inc.			3.200% due 07/13/20	1,010	1,007
2.200% due 02/28/21	2,598	2,548	3.200% due 07/06/21	1,535	1,513
Citigroup, Inc.			3.450% due 04/10/22	470	462
2.450% due 01/10/20	2,035	2,015	Gilead Sciences, Inc.
2.700% due 03/30/21	1,495	1,466	2.550% due 09/01/20	540	534
3.391% due 12/08/21 (Ê)	4,355	4,423	GlaxoSmithKline Capital, Inc.
Colgate-Palmolive Co.			3.375% due 05/15/23	940	937
2.950% due 11/01/20	660	661	Goldman Sachs Bank
ConocoPhillips Co.			Series BKNT
3.243% due 05/15/22 (Ê)	1,770	1,803	3.200% due 06/05/20	1,000	1,001
Constellation Brands, Inc.			Goldman Sachs Group, Inc. (The)
2.250% due 11/06/20	1,320	1,288	2.300% due 12/13/19	680	674
3.750% due 05/01/21	875	881	2.750% due 09/15/20	2,330	2,307
CSX Corp.			2.600% due 12/27/20	1,790	1,763
3.700% due 10/30/20	270	273	HCA, Inc.
CVS Health Corp.			4.250% due 10/15/19	520	523
2.800% due 07/20/20	1,720	1,704	6.500% due 02/15/20	934	972
3.047% due 03/09/21 (Ê)	1,705	1,717	Honeywell International, Inc.
2.750% due 12/01/22	660	634	1.800% due 10/30/19	1,555	1,537
3.700% due 03/09/23	1,310	1,302	IBM Credit LLC
3.875% due 07/20/25	440	434	1.800% due 01/20/21	2,950	2,860
Daimler Finance NA LLC			International Business Machines Corp.
1.750% due 10/30/19 (Þ)	190	187	2.250% due 02/19/21	820	805
2.200% due 05/05/20 (Þ)	1,700	1,667	1.971% due 11/06/21 (Ê)	490	496
Dell International LLC / EMC Corp.			Jackson National Life Global Funding
6.020% due 06/15/26 (Þ)	1,400	1,478	3.300% due 06/11/21 (Þ)	1,005	1,001
Delta Air Lines Pass-Through Trust			John Deere Capital Corp.
Series 071A Class A			2.050% due 03/10/20	2,130	2,101
6.821% due 08/10/22	1,543	1,677	2.700% due 01/06/23	1,305	1,269
Diamond 1 Finance Corp. / Diamond 2			Johnson & Johnson
Finance Corp.			1.950% due 11/10/20	1,485	1,458
5.450% due 06/15/23 (Þ)	460	483	2.250% due 03/03/22	1,100	1,073
Discovery Communications LLC			JPMorgan Chase & Co.
Series 2YR			2.750% due 06/23/20	3,340	3,314
2.200% due 09/20/19	525	519	2.682% due 03/01/21 (Ê)	5,006	5,138
eBay, Inc.			JPMorgan Chase Bank NA
2.200% due 08/01/19	3,709	3,689	Series BKNT
Ecolab, Inc.			2.633% due 02/01/21 (Ê)	1,800	1,799
4.350% due 12/08/21	794	821	Kellogg Co.
EI du Pont de Nemours & Co.			4.000% due 12/15/20	1,100	1,118
2.200% due 05/01/20	1,445	1,424	Kraft Heinz Foods Co.
Equifax, Inc.			4.875% due 02/15/25 (Þ)	335	342
Series 5Y			Land O' Lakes, Inc.
3.950% due 06/15/23	720	717	6.000% due 11/15/22 (Þ)	365	384
ERAC USA Finance LLC			Lehman Brothers Holdings Capital Trust
2.600% due 12/01/21 (Þ)	500	484	VII
ERP Operating LP			5.857% due 11/29/49 (ƒ)(Ø)(Š)	270	—
4.750% due 07/15/20	435	446	Lockheed Martin Corp.
Exelon Corp.			3.350% due 09/15/21	410	412
2.850% due 06/15/20	650	644	Manufacturers and Traders Trust Co.
Exxon Mobil Corp.			Series BKNT
Series FXD			2.625% due 01/25/21	1,000	983
1.912% due 03/06/20	4,000	3,945	MassMutual Global Funding II
Ford Motor Credit Co. LLC			1.550% due 10/11/19 (Þ)	980	965
2.681% due 01/09/20	930	921	1.950% due 09/22/20 (Þ)	840	817
2.459% due 03/27/20	770	758	MeadWestvaco Corp.
3.147% due 04/05/21 (Ê)	255	256	7.375% due 09/01/19	465	485
4.140% due 02/15/23	890	885	Medtronic, Inc.
General Dynamics Corp.			Series WI
3.000% due 05/11/21	1,375	1,369	2.500% due 03/15/20	695	690
General Mills, Inc.			Metropolitan Life Global Funding I

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 249

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.550% due 09/13/19 (Þ)	720	709	Sherwin-Williams Co.
2.569% due 01/08/21 (Ê)(Þ)	860	861	2.250% due 05/15/20	1,000	985
Microsoft Corp.			Southern Co. (The)
1.550% due 08/08/21	800	768	2.150% due 09/01/19	520	515
Morgan Stanley			Starbucks Corp.
2.800% due 06/16/20	860	853	2.100% due 02/04/21	290	282
Series GMTN			Sysco Corp.
2.903% due 02/10/21 (Ê)	935	937	2.600% due 10/01/20	570	562
Nestle Holdings, Inc.			Time Warner, Inc.
2.000% due 09/30/19	4,010	3,974	4.750% due 03/29/21	597	615
New York Life Global Funding			Toyota Motor Credit Corp.
1.700% due 09/14/21 (Þ)	1,540	1,463	1.950% due 04/17/20	500	491
Newell Brands, Inc.			2.950% due 04/13/21	1,380	1,372
Series WI			Series GMTN
5.000% due 11/15/23	885	899	2.700% due 01/11/23	970	943
Nissan Motor Acceptance Corp.			Tyson Foods, Inc.
1.550% due 09/13/19 (Þ)	820	806	2.250% due 08/23/21	350	337
Norfolk Southern Corp.			Unilever Capital Corp.
3.250% due 12/01/21	495	493	4.250% due 02/10/21	592	607
Series 0006			1.375% due 07/28/21	4,290	4,073
1.800% due 02/14/20	2,440	2,402	2.200% due 05/05/22	850	817
Northrop Grumman Corp.			Union Pacific Corp.
Series 000G			3.200% due 06/08/21	1,430	1,429
2.080% due 10/15/20	975	952	US Bank NA
Northwest Airlines Class A Pass-			Series BKNT
Through Trust			2.050% due 10/23/20	500	488
Series 2007-1			3.150% due 04/26/21	1,660	1,655
7.027% due 11/01/19	214	223	Verizon Communications, Inc.
PACCAR Financial Corp.			3.125% due 03/16/22	970	959
1.200% due 08/12/19	1,225	1,206	VMware, Inc.
2.500% due 08/14/20	1,103	1,089	2.300% due 08/21/20	935	915
3.100% due 05/10/21	3,000	2,992	Volkswagen Group of America Finance
Packaging Corp. of America			LLC
2.450% due 12/15/20	655	643	2.450% due 11/20/19 (Þ)	665	658
PNC Bank NA			Walmart, Inc.
Series BKNT			1.900% due 12/15/20	1,890	1,851
2.000% due 05/19/20	1,750	1,715	3.125% due 06/23/21	5,615	5,628
Pricoa Global Funding I			Walt Disney Co. (The)
1.450% due 09/13/19 (Þ)	510	501	1.800% due 06/05/20	4,610	4,505
Principal Life Global Funding II			Wells Fargo & Co.
2.150% due 01/10/20 (Þ)	2,265	2,233	Series GMTN
Procter & Gamble Co. (The)			2.600% due 07/22/20	3,150	3,116
2.150% due 08/11/22	5,075	4,894	Wells Fargo Bank NA
Protective Life Global Funding			1.966% due 12/06/19 (Ê)	4,190	4,224
1.555% due 09/13/19 (Þ)	880	866	Xcel Energy, Inc.
Prudential Financial, Inc.			2.600% due 03/15/22	690	671
5.375% due 06/21/20	1,345	1,398			224,793
QUALCOMM, Inc.			International Debt - 10.7%
Series 000A			Actavis Funding SCS
2.600% due 01/30/23	695	664	3.000% due 03/12/20 (Þ)	2,195	2,186
Reynolds American, Inc.			AI Mistral Luxembourg Subco Sarl Term
6.875% due 05/01/20	695	737	Loan B
Ryder System, Inc.			5.327% due 03/09/24 (~)(Ê)	250	248
2.500% due 05/11/20	580	572	Albea Beauty Holdings SA Term Loan
3.500% due 06/01/21	660	661	5.295% due 04/22/24 (Ê)	109	109
Sabine Pass Liquefaction LLC			America Movil SAB de CV
Series WI			5.000% due 10/16/19	895	913
6.250% due 03/15/22	1,100	1,187	3.125% due 07/16/22	560	549
SBA Tower Trust			ArcelorMittal
Series 2014-1A			5.250% due 08/05/20	810	837
2.898% due 10/15/19 (Þ)	1,415	1,405	6.250% due 02/25/22	420	450
Sempra Energy			Aristocrat International, Pty, Ltd. 1st
2.400% due 02/01/20	880	869	Lien Term Loan

See accompanying notes which are an integral part of this quarterly report.

250 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.098% due 10/19/24 (Ê)	365	364	Mylan NV
Arterra Wines Canada, Inc. Term Loan			Series WI
B1			3.150% due 06/15/21	1,450	1,434
5.075% due 12/15/23 (Ê)	376	377	Numericable Group SA Term Loan B12
AstraZeneca PLC			5.072% due 01/05/26 (Ê)	244	236
2.375% due 11/16/20	965	946	Open Text Corp. Term Loan B
2.375% due 06/12/22	215	207	3.827% due 05/23/25 (Ê)	478	480
Bank of Montreal			Petroleos Mexicanos
1.900% due 08/27/21	1,205	1,154	Series WI
Series 2017-1			6.375% due 02/04/21	1,645	1,723
1.750% due 09/11/19	875	864	Reckitt Benckiser Treasury Services PLC
Series D			2.375% due 06/24/22 (Þ)	1,765	1,690
3.100% due 04/13/21	1,380	1,373	Reece, Ltd. Term Loan B
Bank of Nova Scotia			4.340% due 05/30/25 (Ê)	250	250
2.700% due 03/07/22	1,200	1,172	Royal Bank of Canada
Barclays Bank PLC			Series GMTN
2.793% due 01/11/21 (Ê)	1,985	1,988	3.073% due 02/01/22 (Ê)	3,344	3,382
BNP Paribas SA			Sandvine Corp. 1st Lien Term Loan B
Series BKNT			7.822% due 09/21/22 (Ê)	679	684
5.000% due 01/15/21	1,685	1,748	Sanofi
BP Capital Markets PLC			4.000% due 03/29/21	1,024	1,048
3.216% due 11/28/23	710	698	3.375% due 06/19/23	2,930	2,937
Canadian Oil Sands, Ltd.			Shell International Finance BV
4.500% due 04/01/22 (Þ)	500	505	1.375% due 09/12/19	2,550	2,510
Coca-Cola European Partners PLC			1.875% due 05/10/21	2,564	2,489
3.250% due 08/19/21	916	910	Shire Acquisitions Investments Ireland
Cooperatieve Rabobank UA			DAC
3.125% due 04/26/21	3,475	3,452	1.900% due 09/23/19	1,215	1,198
Credit Agricole SA			SMART ABS Trust
3.297% due 06/10/20 (Ê)(Þ)	1,530	1,548	Series 2015-3US Class A3A
Danone SA			1.660% due 08/14/19	18	18
1.691% due 10/30/19 (Þ)	1,040	1,021	Svenska Handelsbanken AB
Danske Bank A/S			Series BKNT
1.826% due 03/02/20 (Ê)(Þ)	2,100	2,106	3.487% due 03/30/21 (Ê)	2,690	2,743
Series REGS			Toronto-Dominion Bank (The)
2.200% due 03/02/20	300	295	2.125% due 04/07/21	830	804
Delta 2 (LUX ) Sarl Term Loan B			Total Capital SA
4.577% due 02/21/24 (Ê)	189	188	4.450% due 06/24/20	2,655	2,725
Deutsche Telekom International Finance			Travelport Finance Luxembourg Sarl
BV			Term Loan B
2.225% due 01/17/20 (Þ)	1,015	1,001	4.830% due 03/16/25 (Ê)	500	499
Diamond (BC) BV 1st Lien Term Loan			UBS AG
5.077% due 09/06/24 (Ê)	279	273	2.450% due 12/01/20 (Þ)	880	861
Garda World Security Corp. Term Loan B			Series GMTN
5.800% due 05/26/24 (Ê)	296	296	2.375% due 08/14/19	1,000	995
7.500% due 05/26/24 (Ê)	1	1	Valeant Pharmaceuticals International,
GE Capital International Funding Co.			Inc. Term Loan B
Unlimited Co			5.092% due 05/17/25 (Ê)	271	272
Series WI			Vodafone Group PLC
2.342% due 11/15/20	885	866	4.375% due 03/16/21	3,950	4,061
GVC Holdings PLC Term Loan B2					67,967
4.577% due 03/15/24 (Ê)	281	281	Loan Agreements - 8.2%
ING Bank NV			ABG Intermediate Holdings 2 LLC 1st
1.650% due 08/15/19 (Þ)	1,730	1,704	Lien Term Loan B
KfW			5.577% due 09/29/24 (Ê)	247	247
1.500% due 09/09/19	2,305	2,277	ABG Intermediate Holdings 2 LLC 2nd
Series GMTN			Lien Term Loan
2.750% due 10/01/20	1,150	1,148	9.827% due 09/29/25 (Ê)	125	125
Lions Gate Entertainment Corp. Term			AgroFresh, Inc. Term Loan B
Loan B			6.919% due 07/31/21 (Ê)	120	119
4.314% due 03/19/25 (~)(Ê)	498	499	Albertson's LLC Term Loan B4
Maxar Technologies 1st Lien Term Loan			4.827% due 08/25/21 (Ê)	124	124
B			Almonde, Inc. 1st Lien Term Loan B
4.854% due 10/04/24 (~)(Ê)	374	374	5.807% due 06/16/24 (Ê)	123	121

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 251

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Alphabet Holding Company, Inc. 1st			5.077% due 02/01/24 (Ê)	732	735
Lien Term Loan			Change Healthcare Holdings LLC 1st
5.577% due 08/15/24 (Ê)	263	246	Lien Term Loan B
Altice Financing SA 1st Lien Term Loan			4.827% due 03/01/24 (Ê)	488	487
4.822% due 01/05/26 (Ê)	199	193	Charter Communications Operating LLC
American Airlines, Inc. Term Loan B			1st Lien Term Loan B
4.072% due 04/28/23 (Ê)	359	357	4.080% due 04/30/25 (Ê)	745	745
Ancestry. com Operations, Inc. 1st Lien			ClubCorp Holdings, Inc. 1st Lien Term
Term Loan B			Loan B
5.330% due 10/19/23 (Ê)	244	244	5.084% due 09/18/24 (Ê)	375	374
AP Exhaust Acquisition LLC 1st Lien			Cogeco Communications (USA) II LP 1st
Term Loan			Lien Term Loan B
7.355% due 05/10/24 (Ê)	495	475	4.452% due 08/11/24 (Ê)	250	250
AP Gaming I LLC 1st Lien Term Loan B			Commercial Barge Line Co. 1st Lien
6.327% due 02/15/24 (Ê)	309	311	Term Loan
Aramark Services, Inc. Term Loan B1			10.827% due 11/12/20 (Ê)	250	203
4.084% due 03/11/25 (Ê)	498	498	Constellis Holdings LLC 1st Lien Term
ARRIS Group, Inc. 1st Lien Term Loan			Loan
B3			7.334% due 04/18/24 (Ê)	245	246
4.327% due 04/26/24 (Ê)	489	489	Convergeone Holdings Corp. 1st Lien
			Term Loan
Ascena Retail Group, Inc. Term Loan B			5.827% due 04/04/25 (Ê)	375	375
6.625% due 08/21/22 (Ê)	218	199
AssuredPartners, Inc. 1st Lien Term			Cortes NP Acquisition Corp Term Loan B
Loan B			6.100% due 11/30/23 (Ê)	376	373
5.327% due 10/22/24 (Ê)	122	122	Coty, Inc. 1st Lien Term Loan B
Asurion LLC Term Loan B6			4.347% due 03/29/25 (Ê)	500	487
5.077% due 11/03/23 (Ê)	638	637	Crown Finance, Inc. 1st Lien Term
			Loan B
Avaya, Inc. Term Loan B			4.577% due 02/28/25 (Ê)	249	249
6.322% due 12/15/24 (Ê)	501	503
			Crown Holdings, Inc. Term Loan B
Avolon LLC 1st Lien Term Loan B3			4.077% due 01/03/25 (~)(Ê)	625	626
4.086% due 01/15/25 (Ê)	622	618
Berry Plastics Group, Inc. 1st Lien Term			CSC Holdings LLC 1st Lien Term Loan
Loan Q			4.322% due 07/17/25 (Ê)	594	590
4.077% due 10/1/22(Ê)	422	422	Delek US Holdings, Inc. 1st Lien Term
4.086% due 10/1/22(Ê)	230	231	Loan
Blount International, Inc. 1st Lien Term			4.577% due 03/13/25 (~)(Ê)	249	249
			Dell International LLC 1st Lien Term
Loan B			Loan B
Series 276			4.080% due 09/07/23 (Ê)	978	977
6.342% due 04/12/23 (Ê)	373	375	Digicert Holdings, Inc. 1st Lien Term
BMC Software Finance, Inc. Term Loan			Loan
6.563% due 06/26/25 (~)(Ê)	250	250	7.327% due 10/31/24 (Ê)	249	250
Brand Energy & Infrastructure Services			DiversiTech Holdings, Inc. 1st Lien Term
1st Lien Term Loan			Loan B
6.584% due 06/21/24 (Ê)	2	2	5.340% due 06/01/24 (Ê)	125	124
6.589% due 06/21/24 (Ê)	60	60	DuPage Medical Group, Ltd. 2nd Lien
6.597% due 06/21/24 (Ê)	310	311	Term Loan
C. H. Guenther & Son, Inc. Term Loan B			Series 182
4.827% due 03/22/25 (Ê)	375	375	9.079% due 08/11/25 (Ê)	122	122
Cable One, Inc. 1st Lien Term Loan B1			E. W. Scripps Co. (The) 1st Lien Term
4.090% due 05/01/24 (Ê)	245	245	Loan B
Caesars Entertainment Operating Co.			4.077% due 10/02/24 (Ê)	248	248
LLC 1st Lien Term Loan B			EagleView Technology Corp. 1st Lien
4.077% due 10/06/24 (Ê)	745	744	Term Loan B
Caesars Resort Collection LLC 1st Lien			5.590% due 07/15/22 (Ê)	246	245
Term Loan B			ECI Macola / Max Holding LLC Term
4.827% due 12/22/24 (Ê)	1,044	1,047	Loan B
Canyon Valor Cos. , Inc. 1st Lien Term			6.584% due 09/27/24 (Ê)	122	122
Loan B			Education Advisory Board 1st Lien Term
5.584% due 06/16/23 (Ê)	215	216	Loan
Capital Automotive LP 1st Lien Term			6.253% due 02/27/20 (Ê)	199	197
Loan			Emerald US, Inc. Term Loan B1
4.580% due 03/24/24 (Ê)	238	238	6.334% due 05/09/21 (~)(Ê)	492	491
CBS Radio Inc. 1st Lien Term Loan B			Energy Solutions LLC Term Loan B
4.831% due 03/02/24 (Ê)	441	435	6.084% due 05/02/25 (Ê)	500	504
CH Hold Corp. 1st Lien Term Loan B			Everi Payments, Inc. Term Loan B

See accompanying notes which are an integral part of this quarterly report.

252 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 91D			Lamar Media Corp. 1st Lien Term Loan
5.077% due 05/09/24 (Ê)	121	122	B
EVO Payments International LLC 1st			3.875% due 03/16/25 (Ê)	148	148
Lien Term Loan			Las Vegas Sands LLC Term Loan
5.330% due 12/12/23 (Ê)	249	250	3.827% due 03/27/25 (Ê)	498	497
First Data Corp. Term Loan			Level 3 Financing, Inc. Term Loan B
4.069% due 07/10/22 (Ê)	805	805	4.331% due 02/22/24 (Ê)	250	250
Flying Fortress Holdings LLC 1st Lien			LifeScan Global Corp. 1st Lien Term
Term Loan B			Loan
4.084% due 10/30/22 (Ê)	183	183	0.000% due 05/23/25 (~)(Ê)(v)	281	273
Focus Financial Partners LLC 1st Lien			MacDermid, Inc. Term Loan B6
Term Loan B1			5.077% due 06/07/23 (Ê)	548	549
4.827% due 07/03/24 (Ê)	221	221	MACOM Technology Solutions Term
Fort Dearborn Co. 1st Lien Term Loan			Loan
6.173% due 10/19/23 (Ê)	2	2	4.327% due 05/12/24 (Ê)	244	241
6.343% due 10/19/23 (Ê)	368	364	Marketo, Inc. Term Loan B
GCI Holdings, Inc. 1st Lien Term Loan B			5.613% due 02/07/25 (Ê)	375	371
4.327% due 02/02/22 (Ê)	467	466	Match Group, Inc. 1st Lien Term Loan B
GGP, Inc. 1st Lien Term Loan B			4.579% due 11/16/22 (Ê)	417	419
0.000% due 05/04/25 (~)(Ê)(v)	344	341	MCC Iowa LLC 1st Lien Term Loan M
GHX Ultimate Parent Corp. 1st Lien			3.950% due 01/15/25 (Ê)	467	467
Term Loan			Metro-Goldwyn-Mayer, Inc. 1st Lien
5.334% due 07/13/24 (Ê)	493	491	Term Loan
Global Payments, Inc. 1st Lien Term			0.000% due 06/21/25 (~)(Ê)(v)	375	375
Loan B3			MGM Growth Properties Operating
3.827% due 04/22/23 (Ê)	249	249	Partnership, LP Term Loan B
Go Daddy Operating Co. LLC 1st Lien			4.077% due 04/25/23 (Ê)	353	353
Term Loan B			MH Sub I LLC 1st Lien Term Loan
4.327% due 02/15/24 (Ê)	244	245	5.829% due 09/15/24 (Ê)	463	464
Gray Television, Inc. 1st Lien Term			MH Sub I LLC 2nd Lien Term Loan
Loan B			9.579% due 08/16/25 (Ê)	125	127
4.331% due 02/07/24 (Ê)	223	223	Microchip Technology, Inc. 1st Lien
Grifols Worldwide Operations USA Inc.			Term Loan
Term Loan			4.080% due 05/24/25 (Ê)	500	501
4.200% due 01/31/25 (Ê)	705	707	Midwest Physician Administrative
Gruden Holdings, Inc. 1st Lien Term			Services LLC 1st Lien Term Loan
Loan			4.814% due 08/15/24 (Ê)	233	230
7.834% due 08/18/22 (Ê)	116	116	Minerals Technologies, Inc. 1st Lien
GTT Communications, Inc. 1st Lien			Term Loan B
Term Loan B			4.330% due 02/14/24 (Ê)	145	146
4.830% due 05/31/25 (Ê)	375	371	4.590% due 02/14/24 (Ê)	49	49
H. B. Fuller Co. 1st Lien Term Loan B			NAI Entertainment Holdings LLC Term
4.086% due 10/20/24 (Ê)	241	241	Loan B
HCA, Inc. Term Loan B10			4.580% due 04/23/25 (~)(Ê)	250	250
4.077% due 03/07/25 (Ê)	748	752	Navistar, Inc. 1st Lien Term Loan B
Heartland Dental LLC 1st Lien Term			5.600% due 11/06/24 (Ê)	248	248
Loan			NN, Inc. 1st Lien Term Loan B
1.875% due 04/30/25 (Ê)	49	49	5.827% due 10/19/22 (Ê)	375	375
5.827% due 04/30/25 (Ê)	326	323	NN, Inc. 2nd Lien Term Loan
HS Purchaser LLC 1st Lien Term Loan			10.097% due 04/14/23 (Ê)	125	123
5.827% due 03/29/25 (Ê)	250	250	NN, Inc. Term Loan
INEOS US Finance LLC 1st Lien Term			5.327% due 04/03/21 (Ê)	190	189
Loan B			NPC International, Inc. 1st Lien Term
4.169% due 03/31/24 (Ê)	246	246	Loan
Inovalon Holdings, Inc. Term Loan B			5.577% due 04/20/24 (Ê)	495	499
5.625% due 04/02/25 (Ê)	500	489	On Assignment, Inc. 1st Lien Term Loan
Intrawest Resorts Holdings, Inc. 1st Lien			B4
Term Loan B1			4.077% due 02/21/25 (~)(Ê)	218	218
5.077% due 06/29/24 (Ê)	248	247	Oryx Southern Delaware Holdings LLC
IQVIA, Inc. Term Loan B			Term Loan
4.084% due 06/07/25 (Ê)	250	248	5.327% due 02/09/25 (Ê)	374	364
Iron Mountain, Inc. 1st Lien Term Loan			Penn National Gaming, Inc. 1st Lien
B			Term Loan B
3.827% due 01/02/26 (Ê)	124	122	4.577% due 01/19/24 (Ê)	290	291

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 253

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pizza Hut Holdings LLC 1st Lien Term			Southwire Co. Term Loan B
Loan B			4.079% due 05/15/25 (Ê)	175	175
3.829% due 03/29/25 (Ê)	624	623	Sprint Communications, Inc. 1st Lien
Plantronics, Inc. Term Loan B			Term Loan B
0.000% due 05/30/25 (~)(Ê)(v)	125	125	4.625% due 02/02/24 (Ê)	96	96
Post Holdings, Inc. Incremental Term			Station Casinos LLC 1st Lien Term
Loan B			Loan B
4.070% due 05/24/24 (Ê)	245	245	4.580% due 06/08/23 (Ê)	373	374
Pre-Paid Legal Services, Inc. 1st Lien			Steak n Shake Operations, Inc. Term
Term Loan			Loan
5.342% due 04/13/25 (Ê)	250	250	5.830% due 03/19/21 (Ê)	886	762
Quest Software US Holdings, Inc. 1st			Sungard Availability Services Capital,
Lien Term Loan			Inc. 1st Lien Term Loan B
6.576% due 05/17/25 (Ê)	250	249	12.092% due 10/01/22 (Ê)	595	583
Quintiles IMS, Inc. 1st Lien Term Loan			Tempo Acquisition LLC Term Loan B
B2			5.077% due 05/01/24 (Ê)	246	246
4.334% due 01/18/25 (Ê)	248	248	Tenneco, Inc. 1st Lien Term Loan B
Rackspace Hosting, Inc. 1st Lien Term			0.000% due 06/14/25 (~)(Ê)(v)	70	70
Loan			TerraForm AP Acquisition Holdings LLC
5.363% due 11/03/23 (Ê)	992	986	Term Loan B
Radiate Holdco LLC 1st Lien Term			6.584% due 06/26/22 (Ê)	247	247
Loan B			TKC Holdings, Inc. 1st Lien Term Loan
5.077% due 02/01/24 (Ê)	124	123	5.830% due 02/01/23 (Ê)	238	237
Radio One, Inc. 1st Lien Term Loan B			TKC Holdings, Inc. 2nd Lien Term Loan
6.077% due 04/05/23 (Ê)	989	964	10.080% due 02/01/24 (Ê)	125	125
Red Ventures LLC 1st Lien Term Loan B			TMS International Corp. 1st Lien Term
6.077% due 11/08/24 (Ê)	406	409	Loan B2
Red Ventures LLC 2nd Lien Term Loan			4.827% due 08/14/24 (Ê)	221	221
10.077% due 11/08/25 (Ê)	108	110	TransDigm, Inc. Term Loan
Renaissance Home Equity Loan Trust			4.577% due 06/09/23 (Ê)	238	238
Series 2005-4 Class A3			Tribune Co. Term Loan C
5.565% due 02/25/36 (~)(Ê)	19	19	5.077% due 01/27/24 (Ê)	132	132
Research Now Group, Inc. 1st Lien Term			TruGreen, LP Term Loan
Loan			6.078% due 04/13/23 (Ê)	333	334
7.864% due 12/20/24 (Ê)	250	248	Uber Technologies, Inc. 1st Lien Term
Rexnord LLC 1st Lien Term Loan B			Loan
4.314% due 08/21/24 (Ê)	188	188	6.100% due 03/22/25 (Ê)	170	171
Reynolds Group Holdings, Inc. Term			United Airlines, Inc. Term Loan B
Loan			3.827% due 04/01/24 (Ê)	488	486
4.827% due 02/05/23 (Ê)	690	692	UPC Financing Partnership 1st Lien
RHP Hotel Properties, LP Term Loan B			Term Loan AR
4.340% due 05/11/24 (Ê)	244	244	4.572% due 01/15/26 (Ê)	250	249
Rovi Solutions Corp. Term Loan B			USI, Inc. Term Loan B
4.580% due 07/02/21 (Ê)	242	242	Series 0001
Scientific Games International, Inc. 1st			5.334% due 05/16/24 (Ê)	246	245
Lien Term Loan B5			Vantiv LLC Term Loan B4
4.827% due 2024(Ê)	37	37	3.824% due 08/20/24 (Ê)	249	249
4.921% due 08/14/24 (Ê)	157	157	Varisty Brands, Inc. Term Loan B
Sesac Holdco II LLC 1st Lien Term Loan			5.577% due 11/29/24 (Ê)	373	373
5.077% due 02/13/24 (Ê)	124	122	Verdesian Life Sciences LLC Term Loan
Shutterfly, Inc. Term Loan B			7.342% due 07/01/20 (Ê)	821	780
4.830% due 08/17/24 (Ê)	125	125	VICI Properties, Inc. 1st Lien Term
Sinclair Television Group, Inc. 1st Lien			Loan B
Term Loan B			4.081% due 12/15/24 (Ê)	500	500
0.000% due 12/12/24 (~)(Ê)(v)	250	249	W3 TopCo LLC 1st Lien Term Loan
Solarwinds Holdings, Inc. 1st Lien Term			8.072% due 03/08/22 (Ê)	369	366
Loan			8.334% due 03/08/22 (Ê)	3	3
5.077% due 02/05/24 (Ê)	324	325	Weatherford International, Ltd. Term
Solera LLC Term Loan B			Loan
4.827% due 03/04/23 (Ê)	211	211	3.505% due 07/13/20 (Ê)	350	345
SonicWall US Holdings, Inc. 1st Lien			Weight Watchers International, Inc. 1st
Term Loan			Lien Term Loan B
5.826% due 05/16/25 (Ê)	500	498	6.850% due 11/29/24 (Ê)	55	56
SonicWall, Inc. 2nd Lien Term Loan B			7.090% due 11/29/24 (Ê)	274	277
9.826% due 05/01/26 (Ê)	100	99

See accompanying notes which are an integral part of this quarterly report.

254 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
William Morris Endeavor Entertainment			Commercial Mortgage Trust
LLC 1st Lien Term Loan B			Series 2005-GG3 Class E
4.930% due 05/29/25 (Ê)	250	249	5.087% due 08/10/42 (~)(Ê)	272	272
WMG Acquisition Corp. Term Loan F			Series 2006-C8 Class AJ
4.202% due 11/01/23 (Ê)	501	499	5.377% due 12/10/46	32	32
Wyndham Hotels & Resorts, Inc. 1st			Series 2012-CR3 Class ASB
Lien Term Loan B			2.372% due 10/15/45	170	168
3.827% due 05/30/25 (Ê)	175	175	Series 2013-CR12 Class A2
		52,639	2.904% due 10/10/46	977	977
Mortgage-Backed Securities - 15.0%			Series 2013-CR13 Class A2
Aventura Mall Trust			3.039% due 11/12/46	2,992	2,995
Series 2013-AVM Class A			Series 2014-CR16 Class A1
3.867% due 12/05/32 (~)(Ê)(Þ)	1,840	1,866	1.445% due 04/10/47	54	54
Banc of America Commercial Mortgage			Series 2014-CR16 Class A2
Trust			3.042% due 04/10/47	1,140	1,141
Series 2013-1 Class AM			Series 2014-LC15 Class A2
5.416% due 01/15/49 (Þ)	931	936	2.840% due 04/10/47	380	380
Series 2016-UB10 Class A1			Series 2016-SAVA Class C
1.559% due 07/15/49	512	502	4.226% due 10/15/34 (Ê)(Þ)	685	687
Banc of America Funding Trust			Credit Suisse First Boston Mortgage
Series 2006-A Class 1A1			Securities Corp.
3.605% due 02/20/36 (~)(Ê)	193	192	Series 2004-C4 Class E
Banc of America Merrill Lynch			5.135% due 10/15/39 (~)(Ê)(Þ)	614	622
Commercial Mortgage, Inc.			DBUBS Mortgage Trust
Series 2003-2 Class H			Series 2011-LC3A Class A4
5.957% due 03/11/41 (~)(Ê)(Þ)	1,252	1,256	4.551% due 08/10/44	181	185
Barclays Commercial Mortgage Trust			Deutsche Bank Commercial Mortgage
Series 2018-CBM Class A			Trust
3.100% due 07/15/37 (Ê)(Þ)	1,115	1,115	Series 2016-C1 Class A1
BCAP LLC Trust			1.676% due 05/10/49	268	263
Series 2011-R11 Class 15A1			Deutsche Mortgage Securities, Inc. Re-
3.624% due 10/26/33 (~)(Ê)(Þ)	471	478	REMIC Trust
Series 2011-R11 Class 20A5			Series 2007-WM1 Class A1
3.533% due 03/26/35 (~)(Ê)(Þ)	128	129	3.197% due 06/27/37 (~)(Ê)(Þ)	500	504
Bear Stearns ARM Trust			Fannie Mae
Series 2004-5 Class 2A			4.500% due 2020	210	211
3.892% due 07/25/34 (~)(Ê)	231	230	4.500% due 2021	13	13
Bear Stearns Commercial Mortgage			2.400% due 2022	686	678
Securities Trust			2.500% due 2022	915	902
Series 2004-PWR5 Class L			2.570% due 2022	425	416
4.693% due 07/11/42 (~)(Ê)(Þ)	416	413	7.000% due 2022	8	8
Series 2004-PWR6 Class G
5.703% due 11/11/41 (~)(Ê)(Þ)	1,000	1,018	2.000% due 2023	1,368	1,332
Series 2005-PW10 Class AJ			2.500% due 2024	3,334	3,308
5.777% due 12/11/40 (~)(Ê)	178	189	2.500% due 2025	939	929
BX Trust			3.130% due 2025	346	342
Series 2018-MCSF Class A			4.500% due 2025	231	239
2.477% due 04/15/35 (Ê)(Þ)	1,160	1,151	4.790% due 2028	296	296
CG-CCRE Commercial Mortgage Trust			3.500% due 2030	963	972
Series 2014-FL2 Class A			5.000% due 2031	1,248	1,323
3.104% due 11/15/31 (Ê)(Þ)	764	764	3.312% due 2033(Ê)	12	13
Citigroup Commercial Mortgage Trust			Fannie Mae Aces
Series 2004-C2 Class F			Series 2013-M5 Class ASQ4
5.211% due 10/15/41 (~)(Ê)(Þ)	385	390	1.919% due 01/25/22	715	703
Series 2016-C1 Class A1			Series 2015-M17 Class FA
1.506% due 05/10/49	1,193	1,171	2.518% due 11/25/22 (Ê)	203	205
Series 2017-C4 Class A1			Series 2016-M3 Class ASQ1
2.121% due 10/12/50	475	464	1.468% due 02/25/23	10	10
Series 2017-P8 Class A1			Series 2016-M7 Class AV1
2.065% due 09/15/50 (Æ)	951	927	1.557% due 10/25/23	553	541
Commercial Mortgage Pass-Through			Series 2017-M5 Class FA
Certificates			1.727% due 04/25/24 (Ê)	1,083	1,086
Series 2013-CR10 Class A2			Fannie Mae Grantor Trust
2.972% due 08/10/46	302	301	Series 2001-T4 Class A1

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 255

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.500% due 07/25/41	396	449	4.000% due 01/15/41	295	299
Series 2004-T2 Class 1A3			Series 2011-3816 Class D
7.000% due 11/25/43	351	394	3.500% due 08/15/28	94	94
Fannie Mae REMIC Trust			Series 2012-4083 Class DC
Series 2004-W12 Class 1A1			1.500% due 07/15/27	928	881
6.000% due 07/25/44	1,537	1,689	Series 2012-4147 Class LD
Series 2005-W1 Class 1A2			1.500% due 09/15/32	2,714	2,577
6.500% due 10/25/44	63	71	Series 2014-4315 Class CA
Fannie Mae REMICS			2.000% due 01/15/23	850	836
Series 2004-70 Class EB			Series 2014-4323 Class WJ
5.000% due 10/25/24	40	41	2.500% due 04/15/28	894	880
Series 2007-73 Class A1			Series 2014-4351 Class GA
1.388% due 07/25/37 (Ê)	30	29	2.000% due 11/15/19	2	2
Series 2009-96 Class DB			Series 2014-4399 Class A
4.000% due 11/25/29	87	91	2.500% due 07/15/24	95	94
Series 2013-21 Class BA			Freddie Mac Structured Pass-Through
1.000% due 03/25/23	1,117	1,081	Certificates
Series 2014-26 Class HC			Series 2003-58 Class 2A
2.500% due 02/25/28	995	978	6.500% due 09/25/43	23	26
Fannie Mae Whole Loan			Series 2007-75 Class A1
Series 2004-W9 Class 2A1			0.564% due 12/25/36 (Ê)	329	328
6.500% due 02/25/44	16	18	FRESB Multifamily Mortgage Pass-
FDIC Trust			Through Certificates
Series 2010-R1 Class A			Series 2015-SB7 Class A5
2.184% due 05/25/50 (Þ)	509	509	2.370% due 09/25/35 (Ê)	253	249
Series 2011-R1 Class A			Galton Funding Mortgage Trust
2.672% due 07/25/26 (Þ)	221	221	Series 2018-1 Class A43
Federal Home Loan Mortgage Corp.			3.500% due 11/25/57 (~)(Ê)(Þ)	757	751
Multifamily Structured Pass-Through			GE Capital Commercial Mortgage Corp.
Certificates			Series 2005-C1 Class D
Series 2010-K009 Class A1			4.410% due 06/10/48 (~)(Ê)	128	108
2.757% due 05/25/20	105	105	Ginnie Mae
Series 2012-K019 Class A1			Series 2010-14 Class A
1.459% due 09/25/21	829	819	4.500% due 06/16/39	97	100
Freddie Mac			Series 2010-H12 Class PT
5.500% due 2019	58	58	5.470% due 11/20/59	11	11
5.500% due 2022	94	97	Series 2010-H22 Class JI
4.500% due 2026	1,747	1,808	Interest Only STRIP
5.500% due 2029	70	75	2.508% due 11/20/60 (~)(Ê)	1,599	67
3.500% due 2030	953	962	Series 2011-H22 Class A
Freddie Mac Mortgage Trust			3.000% due 12/20/61	2,140	2,138
Series 2010-K7 Class B			Series 2012-H11 Class CI
5.685% due 04/25/20 (~)(Ê)(Þ)	225	232	Interest Only STRIP
Freddie Mac Multifamily Structured			2.887% due 04/20/62 (~)(Ê)	1,780	61
Pass-Through Certificates			Series 2013-H03 Class HI
Series 2012-K023 Class X1			Interest Only STRIP
1.269% due 08/25/22 (~)(Ê)	3,055	129	2.613% due 12/20/62 (~)(Ê)	3,862	210
Series 2015-KF12 Class A			Series 2014-137 Class JD
1.932% due 09/25/22 (Ê)	886	889	5.459% due 09/20/44 (~)(Ê)	670	718
Series 2015-KP02 Class A2			Series 2016-H24 Class KF
2.355% due 04/25/21 (~)(Ê)	633	629	2.041% due 11/20/66 (Ê)	1,218	1,220
Series 2016-KF15 Class A			Series 2017-H13 Class FJ
1.902% due 02/25/23 (Ê)	1,117	1,120	1.433% due 05/20/67 (Ê)	1,029	1,030
Series 2017-KF27 Class A			Series 2017-H16 Class PT
1.652% due 12/25/26 (Ê)	1,879	1,881	4.741% due 05/20/66 (~)(Ê)	790	795
Freddie Mac REMICS			Series 2017-H18 Class HA
Series 2003-2559 Class PB			2.000% due 08/20/63	2,677	2,652
5.500% due 08/15/30	—	—	Series 2018-H04 Class FJ
Series 2006-R006 Class ZA			2.600% due 03/20/68 (Ê)	1,206	1,197
6.000% due 04/15/36	945	1,039	Ginnie Mae II
Series 2010-3704 Class DC			2.375% due 2040(Ê)	393	408
4.000% due 11/15/36	187	190	2.750% due 2040(Ê)	1,414	1,469
Series 2011-3803 Class PG			3.125% due 2040(Ê)	19	20

See accompanying notes which are an integral part of this quarterly report.

256 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.508% due 2059(~)(Ê)	2	2	3.492% due 07/25/35 (~)(Ê)	24	24
4.650% due 2060(~)(Ê)	11	11	Series 2006-A6 Class 1A2
4.594% due 2061(~)(Ê)	259	261	3.584% due 10/25/36 (~)(Ê)	12	11
4.638% due 2061(~)(Ê)	679	684	LB-UBS Commercial Mortgage Trust
4.481% due 2062(~)(Ê)	921	929	Series 2004-C8 Class G
4.816% due 2062(~)(Ê)	613	620	5.094% due 12/15/39 (~)(Ê)(Þ)	27	27
4.856% due 2062(~)(Ê)	547	553	Series 2005-C3 Class D
4.846% due 2064(~)(Ê)	83	85	4.954% due 07/15/40 (~)(Ê)	35	35
5.170% due 2066(~)(Ê)	160	162	Series 2005-C7 Class F
4.685% due 2067(~)(Ê)	604	611	5.350% due 11/15/40 (~)(Ê)	510	513
4.686% due 2067(~)(Ê)	699	709	Mastr Adjustable Rate Mortgages Trust
			Series 2005-1 Class B1
Ginnie Mae REMICS			3.161% due 03/25/35 (~)(Ê)	137	102
Series 2009-88 Class QA
4.500% due 10/16/39	355	362	Mastr Reperforming Loan Trust
			Series 2005-1 Class 1A3
Series 2010-H28 Class JA			7.000% due 08/25/34 (Þ)	301	295
3.750% due 12/20/60	16	16
GS Mortgage Securities Corp. II			Merrill Lynch Mortgage Investors Trust
			Series 2005-A10 Class A
Series 2010-C1 Class A2			1.234% due 02/25/36 (Ê)	19	19
4.592% due 08/10/43 (Þ)	985	1,007
GS Mortgage Securities Trust			Merrill Lynch Mortgage Trust
			Series 2005-CKI1 Class D
Series 2007-GG10 Class AM			5.515% due 11/12/37 (~)(Ê)	128	128
5.941% due 08/10/45 (~)(Ê)	791	804	Morgan Stanley Bank of America Merrill
GSMPS Mortgage Loan Trust			Lynch Trust
Series 1998-1 Class A			Series 2015-C26 Class A1
8.000% due 09/19/27 (~)(Ê)(Þ)	22	22	1.591% due 10/15/48	199	198
Series 1998-2 Class A			Morgan Stanley Capital I Trust
7.750% due 05/19/27 (~)(Ê)(Þ)	73	74	Series 2006-T21 Class B
Series 1998-3 Class A			5.238% due 10/12/52 (~)(Ê)(Þ)	796	794
7.750% due 09/19/27 (~)(Ê)(Þ)	4	4	MortgageIT Trust 2005-1
Series 2005-RP1 Class 1A4			Series 2005-1 Class 1A1
8.500% due 01/25/35 (Þ)	98	110	1.969% due 02/25/35 (Ê)	375	375
Series 2006-RP1 Class 1A2			Motel 6 Trust
7.500% due 01/25/36 (Þ)	281	294	Series 2017-MTL6 Class C
Series 2006-RP1 Class 1A3			3.177% due 08/15/34 (Ê)(Þ)	195	195
8.000% due 01/25/36 (Þ)	316	338	MSDWMC Owner Trust
JPMBB Commercial Mortgage Securities			Series 2000-F1 Class E
Trust			8.928% due 08/15/22 (~)(Ê)(Š)(Þ)	626	632
Series 2015-C30 Class A1			NCUA Guaranteed Notes Trust
1.738% due 07/15/48	180	179	Series 2010-R1 Class 1A
Series 2015-C33 Class A1			1.681% due 10/07/20 (Ê)	2,042	2,049
1.898% due 12/15/48	309	305	Series 2010-R3 Class 3A
Series 2016-C1 Class A1			2.400% due 12/08/20	134	134
1.695% due 03/15/49	745	737	Structured Asset Securities Corp.
JPMorgan Chase Commercial Mortgage			Mortgage Pass-Through Certificates
Securities Trust			Series 2003-34A Class 6A
Series 2004-LN2 Class B			3.605% due 11/25/33 (~)(Ê)	113	112
5.462% due 07/15/41 (~)(Ê)	279	240	UBS Commercial Mortgage Trust
Series 2005-CB12 Class AJ			Series 2018-NYCH Class C
4.987% due 09/12/37 (~)(Ê)	239	242	3.088% due 02/15/32 (Ê)(Þ)	710	708
Series 2007-LDPX Class AM			Wachovia Bank Commercial Mortgage
5.464% due 01/15/49 (~)(Ê)	304	305	Trust
Series 2015-FL7 Class C			Series 2007-C31 Class AJ
4.747% due 05/15/28 (Ê)(Þ)	453	454	5.660% due 04/15/47 (~)(Ê)	342	343
Series 2015-SGP Class A			Waldorf Astoria Boca Raton Trust
3.477% due 07/15/36 (Ê)(Þ)	1,389	1,393	Series 2016-BOCA Class A
Series 2018-BCON Class A			3.127% due 06/15/29 (Ê)(Þ)	150	150
3.735% due 01/05/31 (Þ)	550	555	Washington Mutual Mortgage Pass-
Series 2018-BCON Class B			Through Certificates Trust
3.756% due 01/05/31 (~)(Ê)(Þ)	900	900	Series 2003-AR7 Class A7
JPMorgan Mortgage Trust			3.130% due 08/25/33 (~)(Ê)	36	36
Series 2004-A2 Class 1A1			Wells Fargo Commercial Mortgage Trust
3.567% due 05/25/34 (~)(Ê)	52	52	Series 2015-C31 Class A1
Series 2005-A4 Class 1A1			1.679% due 11/15/48	626	618

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 257

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Series 2016-C34 Class A1			1.785% due 06/25/19	833		830
1.423% due 06/15/49	432	423	Federal Home Loan Mortgage Corp.
Wells Fargo Mortgage Backed Securities			Multifamily Structured Pass-Through
Trust			Certificates
Series 2004-H Class A1			Series 2012-K706 Class X1
3.351% due 06/25/34 (~)(Ê)	301	306	1.686% due 10/25/18 (Ê)	7,569		7
Series 2005-AR2 Class 2A1
3.232% due 03/25/35 (~)(Ê)	67	67	Series 2016-KP03 Class A2
WFCG Commercial Mortgage Trust			1.780% due 07/25/19	2,576		2,556
Series 2015-BXRP Class B			Ford Motor Credit Co.
3.248% due 11/15/29 (Ê)(Þ)	1,330	1,330	3.060% due 04/15/19 (~)	1,630		1,598
WFRBS Commercial Mortgage Trust			Ford Motor Credit Co. LLC
Series 2013-UBS1 Class A2			2.551% due 10/05/18	525		525
2.927% due 03/15/46	1,277	1,277	Freddie Mac REMICS
Series 2014-C20 Class A2			Series 2003-2657 Class WT
3.036% due 05/15/47	1,217	1,217	4.500% due 08/15/18	1		1
		95,262	General Mills, Inc.
United States Government Treasuries - 11.8%			6.590% due 10/15/18	2,270		2,287
United States Treasury Notes
1.125% due 04/30/20	6,600	6,429	5.650% due 02/15/19	455		462
2.500% due 05/31/20	23,610	23,538	Hewlett Packard Enterprise Co.
2.500% due 06/30/20	14,105	14,059	Series WI
2.250% due 03/31/21	19,845	19,586	2.850% due 10/05/18	594		594
2.375% due 04/15/21	7,680	7,604	Huntington National Bank (The)
2.625% due 06/15/21	3,945	3,929	Series BKNT
		75,145	2.200% due 11/06/18	865		865
Total Long-Term Investments			Hyundai Capital America
(cost $577,655)		571,713	2.000% due 07/01/19 (Þ)	430		425
			International Business Machines Corp.
			1.800% due 05/17/19	845		840
Common Stocks - 0.0%			John Deere Capital Corp.
Health Care - 0.0%			1.650% due 10/15/18	630		629
Millennium Health LLC(Å)(Æ)	14,856	1	KeyCorp
Total Common Stocks			2.300% due 12/13/18	1,005		1,004
(cost $108)		1	LyondellBasell Industries NV
			5.000% due 04/15/19	397		401
Short-Term Investments - 11.0%			Morgan Stanley
American Honda Finance Corp.			2.200% due 12/07/18	1,865		1,863
1.200% due 07/12/19	664	655	3.087% due 07/23/19 (Ê)	1,170		1,176
AT&T, Inc.			PSEG Power LLC
3.173% due 05/30/19 (Þ)(~)	1,300	1,269	2.450% due 11/15/18	347		347
Bank of New York Mellon Corp. (The)			QVC, Inc.
Series G			3.125% due 04/01/19	785		785
2.200% due 05/15/19	575	573	Svenska Handelsbanken AB
BMW US Capital LLC			Series YCD
1.500% due 04/11/19 (Þ)	2,170	2,150	1.813% due 02/12/19 (Ê)(~)	950		952
Capital One Financial Corp.			Teva Pharmaceutical Finance
2.450% due 04/24/19	1,060	1,058	Netherlands III BV
Caterpillar Financial Services Corp.			1.700% due 07/19/19	1,740		1,707
1.350% due 05/18/19	535	530	Tidewater Auto Receivables Trust
Ecolab, Inc.			Series 2018-AA Class A1
2.000% due 01/14/19	590	589	2.500% due 05/15/19 (Þ)	1,160		1,160
Ecopetrol SA			Time Warner Cable LLC
7.625% due 07/23/19	480	500	8.250% due 04/01/19	550		568
			Toronto-Dominion Bank (The)
ERAC USA Finance LLC			Series MTN
2.800% due 11/01/18 (Þ)	2,075	2,075	3.187% due 01/22/19 (Ê)	2,530		2,539
Fannie Mae			U. S. Cash Management Fund(@)	30,281,013	(8)	30,282
4.500% due 06/01/19	4	4	United States Treasury Bills
Fannie Mae Aces			1.787% due 08/16/18 (~)	660		659
Series 2016-M6 Class ASQ2

See accompanying notes which are an integral part of this quarterly report.

258 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
United States Treasury Notes
1.625% due 04/30/19	2,760	2,744
US Bancorp
2.200% due 04/25/19	2,695	2,689
Total Short-Term Investments
(cost $70,140)		69,898

Total Investments 100.8%
(identified cost $647,903)		641,612

Other Assets and Liabilities,
Net - (0.8%)		(5,370)

Net Assets - 100.0%		636,242

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 259

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Millennium Health LLC	12/21/15	14,856	7.27	108	1
					1
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

260 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
AgroFresh, Inc. Term Loan B	USD 2 Month LIBOR	4.750
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	3.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
ALG Student Loan Trust I	USD 3 Month LIBOR	0.150
Allstate Corp. (The)	USD 3 Month LIBOR	0.430
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
American Airlines, Inc. Term Loan B	USD 1 Week LIBOR	2.000
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Aramark Services, Inc. Term Loan B1	USD 3 Month LIBOR	1.750
Aristocrat International, Pty, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	1.750
ARRIS Group, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.250
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bank of America Corp.	USD 3 Month LIBOR	0.370
Bank of America Corp.	USD 3 Month LIBOR	0.630
Barclays Bank PLC	USD 3 Month LIBOR	0.460
Barclays Commercial Mortgage Trust	USD 1 Month LIBOR	1.000
BAT Capital Corp.	USD 3 Month LIBOR	0.590
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Week LIBOR	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
BX Trust	USD 1 Month LIBOR	0.577
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Capital One Financial Corp.	USD 3 Month LIBOR	0.720
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
CG-CCRE Commercial Mortgage Trust	USD 1 Month LIBOR	1.854
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	1.060
Citigroup, Inc.	USD 3 Month LIBOR	2.140
ClubCorp Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 261

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Commercial Mortgage Trust	USD 1 Month LIBOR	3.000
ConocoPhillips Co.	USD 3 Month LIBOR	0.900
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
Coty, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Credit Agricole SA	USD 3 Month LIBOR	1.940
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Crown Holdings, Inc. Term Loan B	USD 1 Month LIBOR	2.000
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CVS Health Corp.	USD 3 Month LIBOR	0.720
Danske Bank A/S	USD 3 Month LIBOR	1.020
Delek US Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Diamond (BC) BV 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.250
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
EagleView Technology Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Earnest Student Loan Program LLC	USD 1 Month LIBOR	1.400
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Energy Solutions LLC Term Loan B	USD 3 Month LIBOR	3.750
Everi Payments, Inc. Term Loan B	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Fannie Mae	USD 12 Month LIBOR	1.605
Fannie Mae Aces	USD 1 Month LIBOR	0.930
Fannie Mae Aces	USD 1 Month LIBOR	0.490
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 1 Month LIBOR	2.750
Ford Motor Credit Co. LLC	USD 3 Month LIBOR	0.810
Fort Dearborn Co. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.670
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.420
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.700
Freddie Mac Structured Pass-Through Certificates	USD 1 Month LIBOR	0.040
FRESB Multifamily Mortgage Pass-Through Certificates	USD 1 Month LIBOR	2.370
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
GCI Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 12 Month LIBOR	0.250
Ginnie Mae	USD 12 Month LIBOR	0.040
Ginnie Mae	USD 1 Month LIBOR	0.200
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500

See accompanying notes which are an integral part of this quarterly report.

262 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	2.000
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Gray Television, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Grifols Worldwide Operations USA Inc. Term Loan	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	1.875
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
INEOS US Finance LLC 1st Lien Term Loan B	USD 2 Month LIBOR	2.000
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
International Business Machines Corp.	USD 3 Month LIBOR	0.580
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
IQVIA, Inc. Term Loan B	USD 3 Month LIBOR	1.750
Iron Mountain, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
JPMorgan Chase & Co.	USD 3 Month LIBOR	4.440
JPMorgan Chase Bank NA	USD 3 Month LIBOR	0.290
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	1.700
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	2.850
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
MacDermid, Inc. Term Loan B6	USD 1 Month LIBOR	3.000
MACOM Technology Solutions Term Loan	USD 1 Month LIBOR	2.250
Marketo, Inc. Term Loan B	USD 3 Month LIBOR	3.250
Match Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Maxar Technologies 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.210
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Microchip Technology, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Minerals Technologies, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Morgan Stanley	USD 3 Month LIBOR	0.740
Morgan Stanley	USD 3 Month LIBOR	0.550
MortgageIT Trust 2005-1	USD 1 Month LIBOR	0.640
Motel 6 Trust	USD 1 Month LIBOR	1.400
NAI Entertainment Holdings LLC Term Loan B	USD 1 Month LIBOR	2.500
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 263

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
NCUA Guaranteed Notes Trust	USD 1 Month LIBOR	0.450
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.000
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. Term Loan B	USD 1 Month LIBOR	1.750
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Reece, Ltd. Term Loan B	USD 3 Month LIBOR	2.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Reynolds Group Holdings, Inc. Term Loan	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Rovi Solutions Corp. Term Loan B	USD 1 Month LIBOR	2.500
Royal Bank of Canada	USD 3 Month LIBOR	1.460
Sandvine Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
SLM Private Education Loan Trust	USD 1 Month LIBOR	3.250
SMB Private Education Loan Trust	USD 1 Month LIBOR	0.450
SoFi Professional Loan Program LLC	USD 1 Month LIBOR	0.700
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
SonicWall US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWall, Inc. 2nd Lien Term Loan B	USD 3 Month LIBOR	7.500
South Carolina Student Loan Corp.	USD 1 Month LIBOR	1.500
Southwire Co. Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	1.150
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.400
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000

See accompanying notes which are an integral part of this quarterly report.

264 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities			Referenced Rate			Spread %
TMS International Corp. 1st Lien Term Loan B2			USD 1 Month LIBOR			2.750
Toronto-Dominion Bank (The)			USD 3 Month LIBOR			1.680
TransDigm, Inc. Term Loan			USD 1 Month LIBOR			2.500
Travelport Finance Luxembourg Sarl Term Loan B			USD 3 Month LIBOR			2.500
Tribune Co. Term Loan C			USD 1 Month LIBOR			3.000
TruGreen, LP Term Loan			USD 1 Month LIBOR			4.000
Uber Technologies, Inc. 1st Lien Term Loan			USD 1 Month LIBOR			4.000
UBS Commercial Mortgage Trust			USD 1 Month LIBOR			1.500
United Airlines, Inc. Term Loan B			USD 1 Month LIBOR			1.750
UPC Financing Partnership 1st Lien Term Loan AR			USD 1 Month LIBOR			2.500
USI, Inc. Term Loan B			USD 3 Month LIBOR			3.000
Valeant Pharmaceuticals International, Inc. Term Loan B			USD 1 Month LIBOR			3.000
Vantiv LLC Term Loan B4			USD 1 Month LIBOR			1.750
Varisty Brands, Inc. Term Loan B			USD 1 Month LIBOR			3.500
Verdesian Life Sciences LLC Term Loan			USD 3 Month LIBOR			5.000
VICI Properties, Inc. 1st Lien Term Loan B			USD 1 Month LIBOR			2.000
W3 TopCo LLC 1st Lien Term Loan			USD 3 Month LIBOR			6.000
Waldorf Astoria Boca Raton Trust			USD 1 Month LIBOR			1.350
Weatherford International, Ltd. Term Loan			USD 1 Month LIBOR			1.425
Weight Watchers International, Inc. 1st Lien Term Loan B			USD 3 Month LIBOR			4.750
Wells Fargo Bank NA			USD 3 Month LIBOR			1.950
WFCG Commercial Mortgage Trust			USD 1 Month LIBOR			1.472
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B			USD 2 Month LIBOR			2.750
WMG Acquisition Corp. Term Loan F			USD 1 Month LIBOR			2.125
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B			USD 1 Month LIBOR			1.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
						Value and
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures		151	AUD	19,511	09/18	178
Canada 10 Year Bond Futures		64	CAD	8,625	09/18	(91)
United States 2 Year Treasury Note Futures		275	USD	58,128	09/18	(85)
United States 10 Year Treasury Note Futures		227	USD	27,108	09/18	59
Short Positions
Euro-Bund Futures		101	EUR	16,320	09/18	(28)
Long Gilt Futures		131	GBP	16,071	09/18	(126)
United States 2 Year Treasury Note Futures		24	USD	5,073	09/18	5
United States 5 Year Treasury Note Futures		107	USD	12,104	09/18	5
United States 10 Year Treasury Note Futures		41	USD	4,896	09/18	(10)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(93)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Brown Brothers Harriman	USD	3,200	EUR	2,728	08/28/18	(4)

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 265

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
				Amount		Amount				(Depreciation)
	Counterparty			Sold		Bought		Settlement Date		$
Brown Brothers Harriman			USD	20	NZD		29	08/07/18		—
Brown Brothers Harriman			ILS	21,305	USD		5,886	08/28/18		75
Citibank			CHF	8,500	USD		8,563	08/28/18		(40)
Commonwealth Bank of Australia			USD	531	AUD		718	08/28/18		3
Commonwealth Bank of Australia			USD	5,846	CAD		7,697	08/28/18		73
Commonwealth Bank of Australia			USD	533	NZD		785	08/28/18		2
Commonwealth Bank of Australia			NOK	30,124	USD		3,717	08/28/18		20
State Street			USD	20	NZD		29	09/06/18		—
State Street			CHF	2,700	NZD		4,022	08/07/18		27
State Street			NZD	4,036	CHF		2,700	08/07/18		(47)
State Street			NZD	29	USD		20	08/07/18		—
Westpac			USD	7,973	JPY		895,872	08/28/18		53
Westpac			SEK	42,375	USD		4,825	08/28/18		(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts										159

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$ $		$
CDX NA High Yield Index Goldman Sachs		Sell	USD	3,540	5.000%(2)	06/20/23		205	36	241
Total Open Credit Indices Contracts (å)								205	36	241

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
							Practical
Portfolio Summary		Level 1	Level 2		Level 3		Expedient (a)		Total
Long-Term Investments
Asset-Backed Securities		$—		$54,814	$1,093			$—		$55,907
Corporate Bonds and Notes		—		224,793		—		—		224,793
International Debt		—		67,967		—		—		67,967
Loan Agreements		—		52,639		—		—		52,639
Mortgage-Backed Securities		—		94,630	632			—		95,262
United States Government Treasuries		—		75,145		—		—		75,145
Common Stocks		—		1		—		—		1
Short-Term Investments		—		39,616		—		30,282		69,898
Total Investments		—		609,605	1,725			30,282		641,612

Other Financial Instruments
Assets
Futures Contracts		247		—		—		—		247
Foreign Currency Exchange Contracts		—		253		—		—		253
Credit Default Swap Contracts		—		241		—		—		241
Liabilities

See accompanying notes which are an integral part of this quarterly report.

266 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	(340)	—	—	—	(340)
Foreign Currency Exchange Contracts	—	(94)	—	—	(94)
Total Other Financial Instruments*	$(93)	$400	$—	$—	$307

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	632
Canada	14,775
Colombia	500
Denmark	2,400
France	11,373
Germany	4,425
Ireland	2,065
Isle of Man	281
Luxembourg	4,409
Mexico	3,186
Netherlands	13,970
Sweden	3,694
Switzerland	1,856
United Kingdom	10,499
United States	567,547
Total Investments	641,612

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 267

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 97.9%
Alabama - 1.0%
Alabama Industrial Development Authority Revenue Bonds(~)	500	6.450	12/01/23	500
County of Jefferson Alabama Sewer Revenue Bonds	500	6.000	10/01/42	574
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,466
County of Jefferson Alabama Sewer Revenue Bonds	2,915	6.500	10/01/53	3,412
Houston County Health Care Authority Revenue Bonds	500	5.000	10/01/30	543
Montgomery Educational Building Authority Revenue Bonds	820	5.000	10/01/36	850
				7,345
Alaska - 0.7%
City of Valdez Alaska Revenue Bonds(~)(Ê)	100	0.900	05/01/31	100
Northern Tobacco Securitization Corp. Revenue Bonds	4,600	5.000	06/01/46	4,625
Northern Tobacco Securitization Corp. Revenue Bonds	600	8.642	06/01/46	67
				4,792
Arizona - 1.3%
Arizona Health Facilities Authority Revenue Bonds(Ê)	3,380	1.220	01/01/37	3,199
Arizona Health Facilities Authority Revenue Bonds(µ)(Ê)	500	1.150	01/01/46	500
Arizona Industrial Development Authority Revenue Bonds	1,500	6.000	07/01/37	1,589
Arizona Industrial Development Authority Revenue Bonds	200	5.000	05/01/43	222
Arizona Industrial Development Authority Revenue Bonds	280	5.000	05/01/48	309
Arizona Industrial Development Authority Revenue Bonds	100	5.000	05/01/51	110
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	800	5.000	07/01/35	838
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	268
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	823
La Paz County Industrial Development Authority Revenue Bonds	250	6.000	08/01/28	249
La Paz County Industrial Development Authority Revenue Bonds	1,000	6.250	08/01/40	994
Maricopa County Industrial Development Authority Revenue Bonds	685	4.000	01/01/41	706
				9,807
California - 12.4%
Alameda Corridor Transportation Authority Revenue Bonds	150	5.000	10/01/37	167
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	4.220	08/01/37	565
Anaheim Community Facilities District Special Tax	125	4.000	09/01/46	126
Atascadero Unified School District General Obligation Unlimited(µ)	1,680	4.000	08/01/42	1,738
California County Tobacco Securitization Agency Revenue Bonds	470	5.250	06/01/45	473
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	301
California County Tobacco Securitization Agency Revenue Bonds	4,500	7.296	06/01/55	366
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/42	1,131
California Municipal Finance Authority Revenue Bonds	1,500	5.000	11/01/36	1,614
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,026
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	1,091
California Municipal Finance Authority Revenue Bonds	3,100	5.000	12/31/43	3,473
California Municipal Finance Authority Revenue Bonds	125	5.000	02/01/47	138
California Municipal Finance Authority Revenue Bonds	2,010	5.000	12/31/47	2,242
California Municipal Finance Authority Revenue Bonds	105	5.000	06/01/48	117
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	3,981
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,033
California Pollution Control Financing Authority Revenue Bonds	1,720	5.000	11/21/45	1,821
California School Finance Authority Revenue Bonds	1,000	5.000	07/01/37	1,087
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	534
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	550	0.830	05/15/24	550
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	509
California Statewide Communities Development Authority Revenue Bonds(Å)	200	5.000	11/01/32	219
California Statewide Communities Development Authority Revenue Bonds	600	5.000	08/01/37	692
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/42	168
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,056
California Statewide Communities Development Authority Revenue Bonds	500	5.750	01/15/45	533
California Statewide Communities Development Authority Revenue Bonds	2,600	5.000	12/01/46	2,748

See accompanying notes which are an integral part of this quarterly report.

268 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds	2,225	5.000	04/01/47	2,470
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/47	168
California Statewide Communities Development Authority Revenue Bonds	125	5.000	05/15/50	139
California Statewide Communities Development Authority Revenue Bonds	665	5.500	12/01/54	718
California Statewide Communities Development Authority Revenue Bonds	2,500	5.250	12/01/56	2,680
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	510
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,124
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	534
California Statewide Financing Authority Revenue Bonds	3,175	7.459	06/01/46	463
California Statewide Financing Authority Revenue Bonds	20,000	8.602	06/01/55	1,085
City of Atwater Wastewater Revenue Bonds(µ)	240	5.000	05/01/43	269
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	247
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,300
City of Roseville Special Tax	100	5.000	09/01/33	112
Dublin Community Facilities District Improvement Area No. 1 Special Tax	100	5.000	09/01/37	111
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds	340	5.000	09/01/47	372
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	116
Foothill-Eastern Transportation Corridor Agency Revenue Bonds(~)	2,500	3.950	01/15/53	2,500
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,421
Golden State Tobacco Securitization Corp. General Obligation Unlimited	150	5.000	06/01/40	167
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	2,083
Golden State Tobacco Securitization Corp. Revenue Bonds	3,395	5.000	06/01/45	3,777
Golden State Tobacco Securitization Corp. Revenue Bonds	360	5.000	06/01/47	370
Golden State Tobacco Securitization Corp. Revenue Bonds	700	5.125	06/01/47	703
Golden State Tobacco Securitization Corp. Revenue Bonds	270	5.250	06/01/47	281
Golden State Tobacco Securitization Corp. Revenue Bonds	200	8.205	06/01/47	35
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	10.494	06/01/47	1,599
Irvine Unified School District Special Tax Bonds	70	5.000	09/01/47	78
Irvine Unified School District Special Tax Bonds	75	5.000	03/01/57	83
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,085
Lake Tahoe Community College District General Obligation Unlimited	500	4.000	08/01/48	515
Los Angeles Department of Water & Power Revenue Bonds(Ê)	1,100	1.160	07/01/35	1,100
M-S-R Energy Authority Revenue Bonds	2,250	6.500	11/01/39	3,175
Natomas Unified School District General Obligation Unlimited(µ)	425	4.000	08/01/42	442
Northern California Gas Authority No. 1(Ê)	1,525	1.489	07/01/27	1,493
Orange County Community Facilities District Special Tax	100	5.000	08/15/47	111
Palomar Health Certificate Of Participation	450	6.750	11/01/39	480
Palomar Health Certificate Of Participation	500	6.000	11/01/41	550
Palomar Health Revenue Bonds(µ)	2,165	5.000	11/01/47	2,430
Poway Unified School District General Obligation Unlimited	1,300	4.383	08/01/40	546
Rancho Cordova Community Facilities District Special Tax	125	3.000	09/01/34	113
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,575	2.239	05/15/37	1,458
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	893
River Islands Public Financing Authority Special Tax	150	5.375	09/01/31	160
River Islands Public Financing Authority Special Tax	100	5.250	09/01/34	106
River Islands Public Financing Authority Special Tax	940	5.500	09/01/45	1,006
Riverside County Public Financing Authority Tax Allocation(µ)	150	4.000	10/01/40	154
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	300	4.000	10/01/39	311
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	125	4.000	10/01/40	129
Sacramento Airport System Revenue Bonds	190	5.000	07/01/39	218
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,765	0.719	12/01/35	1,710
San Diego Unified School District General Obligation Unlimited	1,500	4.000	07/01/42	1,551
San Francisco City & County Airport Commission - San Francisco International Airport
Revenue Bonds	2,750	5.000	05/01/48	3,105
San Francisco City & County Redevelopment Agency Tax Allocation	1,190	5.000	08/01/35	1,363
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	312
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	372
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,118

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 269

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	380	5.250	01/15/49	414
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,875	5.000	01/15/50	3,120
Silicon Valley Tobacco Securitization Authority Revenue Bonds	7,000	8.018	06/01/56	561
State of California General Obligation Unlimited(Ê)	1,300	1.250	05/01/33	1,300
State of California General Obligation Unlimited	2,000	5.000	08/01/46	2,290
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	804
				89,509
Colorado - 3.1%
Arkansas River Power Authority Revenue Bonds	1,680	5.000	10/01/33	1,888
Belleview Station Metropolitan District No 2 Revenue Bonds	500	4.500	12/01/29	508
BNC Metropolitan District No. 1 General Obligation Unlimited	1,090	7.375	12/15/47	1,099
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	1,220	5.000	12/01/47	1,248
Canyons Metropolitan District General Obligation Limited	500	6.125	12/01/47	510
City & County of Denver Colorado Certificate Of Participation(~)(Ê)	500	0.770	12/01/29	500
City and County of Denver Special Facilities Airport Revenue Bonds	550	5.000	10/01/32	589
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited	500	5.000	12/01/47	506
Colorado Health Facilities Authority Revenue Bonds	190	5.000	06/01/47	207
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/47	38
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/51	38
Colorado High Performance Transportation Enterprise Revenue Bonds	75	5.000	12/31/56	81
Colorado Springs Urban Renewal Authority Tax Allocation	500	5.750	12/01/47	499
Copperleaf Metropolitan District No 3 General Obligation Unlimited	500	5.125	12/01/47	491
Cornerstar Metropolitan District General Obligation Unlimited	500	5.250	12/01/47	517
Denver Health & Hospital Authority Revenue Bonds(Å)	100	5.000	12/01/26	112
Denver Health & Hospital Authority Revenue Bonds(Å)	220	5.000	12/01/27	247
Denver Health & Hospital Authority Revenue Bonds(Å)	230	5.000	12/01/28	258
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	937
Denver Health & Hospital Authority Revenue Bonds(Å)	300	5.000	12/01/34	330
Denver Health & Hospital Authority Revenue Bonds(Å)	200	4.000	12/01/35	192
Denver Health & Hospital Authority Revenue Bonds(Å)	200	4.000	12/01/36	190
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,603
Dominion Water & Sanitation District Revenue Bonds	500	5.250	12/01/27	528
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	763
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	558
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	512
High Plains Metropolitan District General Obligation Unlimited(µ)	25	5.000	12/01/35	28
High Plains Metropolitan District General Obligation Unlimited(µ)	100	4.000	12/01/47	100
Lakes at Centerra Metropolitan District No. 2 General Obligation Unlimited	500	5.250	12/01/47	504
North Range Metropolitan District General Obligation	500	5.750	12/01/47	504
Palisade Metropolitan District No. 2 General Obligation Limited	500	5.000	12/01/46	504
Park 70 Metropolitan District General Obligation Unlimited	1,000	5.000	12/01/36	1,053
Prairie Center Metropolitan District No. 3 Revenue Bonds(Å)	500	5.000	12/15/41	511
Southlands Metropolitan District No, 1 General Obligation Unlimited	1,000	5.000	12/01/47	1,064
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.125	12/01/47	501
Sterling Hills West Metropolitan District General Obligation Unlimited	100	5.000	12/01/39	108
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited	500	5.250	12/01/37	501
Village of Southgate Metropolitan District General Obligation Unlimited(Å)	1,375	5.625	12/01/48	1,378
Westown Metropolitan District General Obligation Unlimited	500	5.000	12/01/47	493
Whispering Pines Metropolitan District No 1 General Obligation Unlimited	500	7.375	12/15/47	497
				22,695
Connecticut - 0.8%
City of Hartford General Obligation Unlimited	310	4.000	04/01/22	328
City of Hartford General Obligation Unlimited	150	5.000	04/01/24	165
City of Hartford General Obligation Unlimited	465	5.000	04/01/26	504
City of Hartford General Obligation Unlimited	180	5.000	04/01/29	190
City of Hartford General Obligation Unlimited	1,000	5.000	04/01/31	1,069
City of West Haven General Obligation Unlimited	400	5.000	11/01/32	422
City of West Haven General Obligation Unlimited	350	5.000	11/01/37	363

See accompanying notes which are an integral part of this quarterly report.

270 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Mohegan Tribal Finance Authority Revenue Bonds(Å)	610	7.000	02/01/45	626
State of Connecticut General Obligation Unlimited	275	5.000	06/15/27	313
State of Connecticut General Obligation Unlimited	100	5.000	06/15/28	114
State of Connecticut General Obligation Unlimited	120	5.000	06/15/29	137
State of Connecticut General Obligation Unlimited	1,500	5.000	06/15/31	1,696
State of Connecticut General Obligation Unlimited	25	5.000	06/15/32	28
				5,955
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds	215	5.000	11/15/48	238
Delaware State Health Facilities Authority Revenue Bonds	325	4.000	07/01/43	336
				574
District of Columbia - 0.8%
District of Columbia General Obligation Unlimited	215	4.000	06/01/37	225
District of Columbia Revenue Bonds	145	6.250	10/01/23	157
District of Columbia Revenue Bonds	750	5.000	07/01/37	790
District of Columbia Revenue Bonds	1,000	6.500	10/01/41	1,066
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	7.666	06/15/46	702
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,617
				5,557
Florida - 8.6%
Anthem Park Community Development District Special Assessment	135	4.750	05/01/36	126
Avalon Groves Community Development District Special Assessment	150	6.000	05/01/48	151
Avelar Creek Community Development District Special Assessment	100	4.000	05/01/36	102
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	106
Bartram Park Community Development District Special Assessment	755	4.500	05/01/25	783
Bartram Park Community Development District Special Assessment	495	4.250	05/01/29	521
Bartram Park Community Development District Special Assessment	495	4.500	05/01/35	513
Bay Laurel Center Community Development District Special Assessment	100	4.000	05/01/37	99
Baywinds Community Development District Special Assessment	175	4.250	05/01/37	180
Bonterra Community Development District Special Assessment	1,570	4.125	05/01/47	1,510
Bonterra Community Development District Special Assessment	650	5.000	05/01/47	649
Brookstone Community Development District Special Assessment(Å)	125	3.875	11/01/23	125
Brookstone Community Development District Special Assessment(Å)	275	5.250	11/01/48	278
Caribe Palm Community Development District Special Assessment Bonds	77	3.500	05/01/19	78
Caribe Palm Community Development District Special Assessment Bonds	81	3.500	05/01/20	83
Caribe Palm Community Development District Special Assessment Bonds	85	3.500	05/01/21	88
Caribe Palm Community Development District Special Assessment Bonds	83	3.500	05/01/22	87
Caribe Palm Community Development District Special Assessment Bonds	87	3.500	05/01/23	91
Caribe Palm Community Development District Special Assessment Bonds	40	4.000	05/01/24	43
Caribe Palm Community Development District Special Assessment Bonds	94	4.000	05/01/25	100
Caribe Palm Community Development District Special Assessment Bonds	97	4.000	05/01/26	101
Caribe Palm Community Development District Special Assessment Bonds	558	4.250	05/01/31	583
Caribe Palm Community Development District Special Assessment Bonds	545	4.500	05/01/35	575
Charlotte County Industrial Development Authority Revenue Bonds(Å)	250	5.500	10/01/36	243
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,063
City of Broward Airport System Revenue Bonds	200	5.000	10/01/47	224
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,027
City of Jacksonville Revenue Bonds(Å)	250	5.000	06/01/53	262
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,051
Concord Station Community Development District Special Assessment	275	3.625	05/01/35	267
Concord Station Community Development District Special Assessment	285	3.750	05/01/46	272
Concord Station Community Development District Special Assessment	100	4.750	05/01/46	98
Corkscrew Farms Community Development District Special Assessment(Å)	100	5.000	11/01/38	99
Corkscrew Farms Community Development District Special Assessment(Å)	200	5.125	11/01/50	199
Coronado Community Development District Special Assessment	25	4.000	05/01/31	26
Coronado Community Development District Special Assessment	44	4.250	05/01/38	45
Country Greens Community Development District Special Assessment	160	3.000	05/01/24	161
Country Greens Community Development District Special Assessment	50	3.200	05/01/25	50

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 271

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Country Greens Community Development District Special Assessment	345	3.875	05/01/31	345
Country Greens Community Development District Special Assessment	130	4.000	05/01/34	130
County of Escambia Revenue Bonds	1,950	2.600	06/01/23	1,952
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	3,078
Davenport Road South Community Development District Special Assessment(Å)	100	5.000	11/01/38	99
Davenport Road South Community Development District Special Assessment(Å)	150	5.125	11/01/48	149
Durbin Crossing Community Development District Special Assessment(µ)	75	3.750	05/01/34	74
Durbin Crossing Community Development District Special Assessment(µ)	125	4.000	05/01/37	126
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	115	3.000	05/01/19	116
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/20	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/21	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	125	3.000	05/01/22	127
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/23	132
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/24	130
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	135	3.250	05/01/25	135
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	140	3.500	05/01/26	141
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	790	3.750	05/01/31	788
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	1,170	4.000	05/01/37	1,171
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,073
Florida Development Finance Corp. Revenue Bonds(~)(Å)(ae)(Ê)	150	5.000	08/01/22	156
Florida Development Finance Corp. Revenue Bonds(~)(Å)(ae)(Ê)	900	5.625	01/01/28	934
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Å)	1,350	5.000	06/01/48	1,424
Flow Way Community Development District Special Assessment	100	5.000	11/01/47	105
Fontainbleau Lakes Community Development District Special Assessment	45	4.000	05/01/31	46
Grand Bay at Doral Community Development District Special Assessment	65	4.750	05/01/36	65
Grand Bay at Doral Community Development District Special Assessment	65	5.000	05/01/46	65
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	789
Hacienda Lakes Community Development District Special Assessment	100	4.625	05/01/46	100
Harmony West Community Development District Special Assessment(Å)	1,270	5.250	05/01/49	1,264
Hawks Point Community Development District Special Assessment Bonds(Å)	185	4.250	05/01/35	191
Heights Community Development District County of Hillsborough Special Assessment	150	5.000	01/01/38	153
Heights Community Development District County of Hillsborough Special Assessment	300	5.000	01/01/50	304
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ)	50	3.400	05/01/37	47
Highlands Community Development District Special Assessment	200	4.250	05/01/36	206
Highlands Meadows II Community Development District Special Assessment	465	5.375	11/01/37	484
Highlands Meadows II Community Development District Special Assessment	105	5.500	11/01/47	109
Hillcrest Community Development District Special Assessment	100	5.000	11/01/48	104
Isles of Bartram Park Community Development District Special Assessment	155	4.625	11/01/37	154
K-Bar Ranch II Community Development District Special Assessment(Å)	185	4.500	05/01/38	183
K-Bar Ranch II Community Development District Special Assessment(Å)	275	4.625	05/01/48	271
Lake Frances Community Development District Special Assessment	72	3.000	05/01/19	73
Lake Frances Community Development District Special Assessment	71	3.000	05/01/20	72
Lake Frances Community Development District Special Assessment	75	3.000	05/01/21	77
Lake Frances Community Development District Special Assessment	79	3.000	05/01/22	81
Lake Frances Community Development District Special Assessment	82	3.000	05/01/23	84
Lake Frances Community Development District Special Assessment	81	3.000	05/01/24	83
Lake Frances Community Development District Special Assessment	84	3.000	05/01/25	85
Lake Frances Community Development District Special Assessment	87	3.000	05/01/26	87
Lake Frances Community Development District Special Assessment	492	4.000	05/01/31	507
Lake Frances Community Development District Special Assessment	689	4.000	05/01/37	697

See accompanying notes which are an integral part of this quarterly report.

272 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	102
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	102
Lakewood Ranch Stewardship District Special Assessment	980	4.875	05/01/35	996
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	104
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.000	05/01/37	104
Lakewood Ranch Stewardship District Special Assessment	150	5.250	05/01/37	159
Lakewood Ranch Stewardship District Special Assessment	410	5.125	05/01/46	425
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.125	05/01/47	104
Lakewood Ranch Stewardship District Special Assessment	175	5.375	05/01/47	185
Landings at Miami Community Development District Special Assessment(Å)	100	4.625	11/01/38	99
Landings at Miami Community Development District Special Assessment(Å)	100	4.750	11/01/48	99
Lee County Industrial Development Authority Revenue Bonds	1,740	5.625	12/01/37	1,785
Meadow Pointe III Community Development District Special Assessment	115	3.500	05/01/24	118
Meadow Pointe III Community Development District Special Assessment	520	4.400	05/01/31	543
Meadow Pointe IV Community Development District Special Assessment	115	3.400	05/01/24	117
Meadow Pointe IV Community Development District Special Assessment	120	3.400	05/01/25	121
Meadow Pointe IV Community Development District Special Assessment	665	4.100	05/01/30	668
Mediterranea Community Development District Special Assessment	100	5.000	05/01/48	101
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,383
Miami Health Facilities Authority Revenue Bonds	1,750	5.125	07/01/38	1,929
Miami World Center Community Development District Special Assessment	400	5.125	11/01/39	418
Miami World Center Community Development District Special Assessment	1,150	5.250	11/01/49	1,215
Miami-Dade County Educational Facilities Authority Revenue Bonds	580	4.000	04/01/53	584
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,085
Moody River Estates Community Development District Special Assessment	500	4.000	05/01/31	512
Naples Reserve Community Development District Special Assessment(Å)	40	5.000	11/01/38	40
Naples Reserve Community Development District Special Assessment(Å)	190	5.125	11/01/48	190
Oak Creek Community Development District Special Assessment	185	3.750	05/01/24	189
Oak Creek Community Development District Special Assessment	190	3.850	05/01/25	194
Oak Creek Community Development District Special Assessment	200	4.000	05/01/26	205
Oak Creek Community Development District Special Assessment	1,150	4.450	05/01/31	1,195
Orchid Grove Community Development District Special Assessment	600	3.625	05/01/21	600
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,267
Palm Glades Community Development District Special Assessment	350	3.750	05/01/31	351
Palm Glades Community Development District Special Assessment(Å)	185	4.000	11/01/38	182
Palm Glades Community Development District Special Assessment	120	5.000	05/01/39	123
Palm Glades Community Development District Special Assessment(Å)	150	4.200	11/01/48	150
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	789
Reunion East Community Development District Special Assessment	755	5.000	05/01/33	786
Reunion East Community Development District Special Assessment	180	6.600	05/01/33	184
South Fork III Community Development District Special Assessment	200	5.000	05/01/38	198
South Kendall Community Development District Special Assessment	100	4.125	11/01/40	99
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,067
Talis Park Community Development District Special Assessment	125	4.000	05/01/33	122
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	104
Timber Creek Community Development District Special Assessment(Å)	1,000	5.000	11/01/48	976
Tisons Landing Community Development District Special Assessment	230	3.375	05/01/32	221
Tolomato Community Development District Special Assessment(µ)	200	3.750	05/01/40	195
Tolomato Community Development District Special Assessment(Å)	100	5.625	05/01/40	99
Touchstone Community Development District Special Assessment(Å)	100	4.625	06/15/38	100
Touchstone Community Development District Special Assessment(Å)	100	4.750	06/15/48	100
Town of Davie Educational Facilities Revenue Bonds	700	5.000	04/01/48	774
Triple Creek Community Development District Special Assessment	55	5.250	11/01/27	57
Triple Creek Community Development District Special Assessment	80	6.125	11/01/46	85
TSR Community Development District Special Assessment	200	4.750	11/01/47	200
Two Creeks Community Development District Special Assessment	295	4.200	05/01/26	294
Two Creeks Community Development District Special Assessment	100	3.500	05/01/32	100

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 273

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Two Creeks Community Development District Special Assessment	100	3.625	05/01/37	100
Two Lakes Community Development District Special Assessment Bonds(Å)	290	4.000	12/15/28	289
Two Lakes Community Development District Special Assessment Bonds(Å)	200	5.000	12/15/47	206
Union Park East Community Development District Special Assessment Bonds(Å)	500	5.500	11/01/47	518
Venetian Community Development District Special Assessment	360	5.000	05/01/23	372
Ventana Community Development District Special Assessment(Å)	500	5.000	05/01/38	501
Ventana Community Development District Special Assessment(Å)	500	5.125	05/01/49	502
Verandah East Community Development District Special Assessment	200	4.000	05/01/31	195
Verano 1 Community Development District Special Assessment	230	4.750	11/01/25	234
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/31	102
Verano 1 Community Development District Special Assessment	250	5.125	11/01/35	263
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/37	100
Verano 1 Community Development District Special Assessment	250	5.250	11/01/46	266
Village Community Development District No 12 Special Assessment(Å)	700	4.250	05/01/43	710
Village Community Development District No. 12 Special Assessment(Å)	700	4.375	05/01/50	711
Vizcaya in Kendall Community Development District Special Assessment	100	4.125	11/01/46	98
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	265
Waterford Landing Community Development District Special Assessment	145	5.500	05/01/34	154
Waterford Landing Community Development District Special Assessment	150	5.750	05/01/44	161
Waterset Central Community Development District Special Assessment(Å)	150	5.125	11/01/38	151
Waterset Central Community Development District Special Assessment(Å)	150	5.250	11/01/49	151
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	103
				62,515
Georgia - 1.0%
Cobb County Development Authority Revenue Bonds	1,500	5.000	07/15/38	1,585
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.000	03/01/47	105
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.125	03/01/52	105
Marietta Development Authority Revenue Bonds	1,000	5.000	11/01/47	1,058
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	915	0.784	10/01/24	916
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	0.834	10/01/33	1,135
Monroe County Development Authority Revenue Bonds(~)(Ê)	800	1.150	11/01/48	800
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,065
Rockdale County Development Authority Revenue Bonds(Å)	225	4.000	01/01/38	227
				6,996
Guam - 1.4%
Guam Government Waterworks Authority Revenue Bonds	50	5.000	07/01/33	56
Guam Government Waterworks Authority Revenue Bonds	40	5.000	07/01/35	44
Guam Government Waterworks Authority Revenue Bonds	80	5.000	07/01/36	89
Guam Government Waterworks Authority Revenue Bonds	60	5.000	07/01/37	66
Guam Government Waterworks Authority Revenue Bonds	200	5.000	07/01/40	221
Guam Government Waterworks Authority Revenue Bonds	1,000	5.500	07/01/43	1,085
Guam Government Waterworks Authority Revenue Bonds	2,020	5.000	01/01/46	2,199
Port Authority of Guam Revenue Bonds	200	5.000	07/01/37	216
Territory of Guam Revenue Bonds	900	5.000	11/15/19	933
Territory of Guam Revenue Bonds	615	5.000	11/15/30	677
Territory of Guam Revenue Bonds	500	5.000	12/01/31	551
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,627
Territory of Guam Revenue Bonds	2,000	5.125	01/01/42	2,089
Territory of Guam Revenue Bonds	200	5.000	12/01/46	216
				10,069
Hawaii - 0.3%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,260

Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds	825	2.750	10/01/24	824

Illinois - 12.9%

See accompanying notes which are an integral part of this quarterly report.

274 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago Board of Education Capital Improvement Tax Bonds	500	5.750	04/01/35	573
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	146
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,010
Chicago Board of Education General Obligation Unlimited(µ)	500	5.000	12/01/28	565
Chicago Board of Education General Obligation Unlimited	1,100	5.000	12/01/29	1,225
Chicago Board of Education General Obligation Unlimited(µ)	345	5.078	12/01/29	207
Chicago Board of Education General Obligation Unlimited(µ)	225	5.000	12/01/31	251
Chicago Board of Education General Obligation Unlimited(µ)	250	5.000	12/01/32	278
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	156
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/33	1,109
Chicago Board of Education General Obligation Unlimited	1,200	5.000	12/01/34	1,244
Chicago Board of Education General Obligation Unlimited	100	5.250	12/01/35	104
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	78
Chicago Board of Education General Obligation Unlimited	1,210	5.500	12/01/39	1,243
Chicago Board of Education General Obligation Unlimited	430	5.000	12/01/41	435
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/42	108
Chicago Board of Education General Obligation Unlimited	575	5.000	12/01/42	579
Chicago Board of Education General Obligation Unlimited	2,000	7.000	12/01/42	2,396
Chicago Board of Education General Obligation Unlimited	2,325	7.000	12/01/44	2,702
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/46	107
Chicago Board of Education General Obligation Unlimited	200	5.000	12/01/46	204
Chicago Board of Education General Obligation Unlimited	1,460	6.500	12/01/46	1,669
Chicago Board of Education General Obligation Unlimited(Å)	1,500	7.000	12/01/46	1,792
Chicago Board of Education Special Tax	3,245	6.000	04/01/46	3,790
Chicago General Obligation Unlimited	1,000	5.000	01/01/35	1,035
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,081
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	07/01/48	1,091
Chicago Sales Tax Revenue Bonds	1,540	5.000	01/01/41	1,698
Chicago Transit Authority Revenue Bonds	3,500	5.000	12/01/46	3,758
Chicago Wastewater Transmission Revenue Bonds(µ)	75	5.250	01/01/42	84
Chicago Wastewater Transmission Revenue Bonds(µ)	210	4.000	01/01/52	211
City of Chicago General Obligation Unlimited	500	5.250	01/01/28	537
City of Chicago General Obligation Unlimited	270	4.605	01/01/30	161
City of Chicago General Obligation Unlimited	235	5.000	01/01/33	241
City of Chicago General Obligation Unlimited	180	5.000	01/01/34	181
City of Chicago General Obligation Unlimited	100	5.250	01/01/35	102
City of Chicago General Obligation Unlimited	2,000	5.000	01/01/38	2,097
City of Chicago Illinois General Obligation Unlimited(µ)	2,155	5.000	01/01/29	2,161
City of Chicago Illinois General Obligation Unlimited	250	5.500	01/01/31	270
City of Chicago Illinois General Obligation Unlimited	2,025	6.000	01/01/38	2,281
City of Chicago Illinois General Obligation Unlimited	2,465	5.500	01/01/42	2,618
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	1,042
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,332
City of Chicago Illinois Waterworks Revenue Bonds	100	5.000	11/01/29	112
City of Springfield Illinois Electric Revenue Bonds(µ)	775	4.000	03/01/40	785
Cook County Community College District No. 508 General Obligation Unlimited	1,000	5.500	12/01/38	1,056
Illinois Finance Authority Revenue Bonds(ae)	395	6.500	10/01/19	417
Illinois Finance Authority Revenue Bonds(ae)	560	6.000	05/15/20	602
Illinois Finance Authority Revenue Bonds	1,375	5.000	05/15/31	1,461
Illinois Finance Authority Revenue Bonds	320	5.000	04/01/36	311
Illinois Finance Authority Revenue Bonds	1,000	5.000	09/01/36	1,076
Illinois Finance Authority Revenue Bonds	1,865	5.000	05/15/37	2,003
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	653
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/39	1,033
Illinois Finance Authority Revenue Bonds	175	6.000	05/15/39	185
Illinois Finance Authority Revenue Bonds(~)	350	6.500	10/15/40	370
Illinois Finance Authority Revenue Bonds	100	5.100	12/01/43	104

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 275

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Illinois Finance Authority Revenue Bonds	605	6.500	04/01/44	625
Illinois Finance Authority Revenue Bonds	1,000	5.000	08/01/46	1,080
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	107
Illinois Finance Authority Revenue Bonds	100	5.000	05/15/47	106
Illinois Finance Authority Revenue Bonds	1,500	5.000	12/01/47	1,546
Illinois Finance Authority Revenue Bonds	100	5.000	12/01/53	100
Illinois Finance Authority Revenue Bonds	150	5.250	12/01/53	157
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	1,000	5.000	02/15/50	1,076
Illinois General Obligation Unlimited	1,625	5.000	11/01/25	1,752
Illinois General Obligation Unlimited	500	5.000	12/01/35	529
Illinois General Obligation Unlimited	240	5.000	05/01/42	252
Illinois General Obligation Unlimited	250	5.000	12/01/42	262
Illinois General Obligation Unlimited	240	5.000	05/01/43	252
Illinois State University Revenue Bonds(µ)	250	5.000	04/01/36	271
Illinois State University Revenue Bonds(µ)	225	5.000	04/01/37	244
Illinois State University Revenue Bonds(µ)	200	5.000	04/01/38	216
Illinois State University Revenue Bonds(µ)	275	5.000	04/01/39	297
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,050
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	10	2.968	06/15/30	7
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	210	4.341	06/15/30	127
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	5.000	06/15/52	1,699
Metropolitan Pier & Exposition Authority Revenue Bonds	15,600	5.047	12/15/54	2,599
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	1,600	4.752	12/15/56	283
Metropolitan Pier & Exposition Authority Revenue Bonds	5,800	5.068	12/15/56	869
Metropolitan Pier & Exposition Authority Revenue Bonds	1,970	5.000	06/15/57	2,097
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,127
State of Illinois General Obligation Unlimited	240	4.000	01/01/21	245
State of Illinois General Obligation Unlimited	255	5.000	08/01/21	268
State of Illinois General Obligation Unlimited	125	5.000	11/01/21	132
State of Illinois General Obligation Unlimited	2,475	5.000	11/01/27	2,679
State of Illinois General Obligation Unlimited	1,000	5.250	02/01/28	1,006
State of Illinois General Obligation Unlimited	2,000	5.000	11/01/28	2,148
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,055
State of Illinois General Obligation Unlimited	2,450	5.000	11/01/29	2,620
State of Illinois General Obligation Unlimited(µ)	875	4.000	02/01/30	907
State of Illinois General Obligation Unlimited(µ)	265	4.000	02/01/31	274
State of Illinois General Obligation Unlimited	3,600	5.000	05/01/38	3,798
State of Illinois General Obligation Unlimited	1,910	4.500	12/01/41	1,886
State of Illinois Revenue Bonds(µ)	1,310	3.000	06/15/32	1,206
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	100
				93,174
Indiana - 0.5%
Indiana Finance Authority Revenue Bonds(~)(Ê)	275	0.530	11/01/39	275
Indiana Finance Authority Revenue Bonds	600	5.500	08/15/40	627
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,085
Indiana Finance Authority Revenue Bonds	405	5.500	08/15/45	422
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	281
				3,690
Iowa - 0.2%
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	162
Xenia Rural Water District Revenue Bonds	250	5.000	12/01/36	272
Xenia Rural Water District Revenue Bonds	1,000	5.000	12/01/41	1,076
				1,510
Kansas - 0.1%
Wyandotte County City Unified Government Revenue Bonds(Å)	500	4.500	12/01/40	506

Kentucky - 0.8%
County of Ohio Kentucky Revenue Bonds	2,005	6.000	07/15/31	2,031

See accompanying notes which are an integral part of this quarterly report.

276 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)	970	1.408	11/01/27	958
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	150	4.000	06/01/37	151
Kentucky Economic Development Finance Authority Revenue Bonds	1,500	5.000	06/01/37	1,615
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	12/01/41	102
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	814
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	06/01/45	100
Louisville/Jefferson County Metropolitan Government Revenue Bonds	250	4.000	10/01/36	251
				6,022
Louisiana - 2.2%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	3,800	0.500	08/01/35	3,800
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	1,800	0.700	12/01/40	1,800
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	1,485	3.500	11/01/32	1,452
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	80	5.000	10/01/39	89
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	150	4.000	10/01/41	154
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	817
Louisiana Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	254
Louisiana Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	311
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	530	0.870	04/02/23	530
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	403
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	378
Louisiana Public Facilities Authority Revenue Bonds	635	4.000	05/15/42	635
Louisiana Public Facilities Authority Revenue Bonds	175	5.000	05/15/42	193
Louisiana Public Facilities Authority Revenue Bonds	750	5.000	05/15/46	827
New Orleans Aviation Board Revenue Bonds	500	5.000	01/01/40	544
New Orleans Aviation Board Revenue Bonds	2,000	5.000	01/01/45	2,167
New Orleans Aviation Board Revenue Bonds	150	5.000	01/01/48	165
Port New Orleans Board of Commissioners Revenue Bonds(µ)	1,000	5.000	04/01/48	1,123
				15,642
Maine - 0.4%
Maine Health & Higher Education Facilities Authority Revenue Bonds	2,000	5.000	07/01/33	2,089
Maine Health & Higher Education Facilities Authority Revenue Bonds	500	5.000	07/01/43	560
				2,649
Maryland - 1.3%
Baltimore Convention Center Hotel Revenue Bonds	2,600	5.000	09/01/39	2,866
Baltimore Convention Center Hotel Revenue Bonds	275	5.000	09/01/42	302
Baltimore Research Park Project Revenue Bonds	150	5.000	09/01/38	160
City of Baltimore Convention Center Hotel Revenue Bonds	600	5.000	09/01/46	657
City of Baltimore Water Utility Fund Revenue Bonds(~)(µ)(Ê)	25	1.232	07/01/37	23
County of Frederick Educational Facilities Revenue Bonds	2,705	5.000	09/01/45	2,871
Maryland Economic Development Corp Revenue Bonds	125	5.000	06/01/58	137
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	755
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê)	100	0.510	04/01/35	100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	667
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,074
				9,612
Massachusetts - 2.2%
Commonwealth of Massachusetts General Obligation Limited	2,000	4.000	05/01/39	2,077
Commonwealth of Massachusetts General Obligation Unlimited(Ê)	170	1.164	05/01/37	164
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,493
Massachusetts Development Finance Agency Revenue Bonds	1,580	5.000	10/01/35	1,730
Massachusetts Development Finance Agency Revenue Bonds	1,250	5.000	10/01/37	1,344
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,669
Massachusetts Development Finance Agency Revenue Bonds	1,500	5.000	09/01/45	1,571
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	364
Massachusetts Development Finance Agency Revenue Bonds	2,000	5.000	01/01/47	2,179

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 277

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Massachusetts Development Finance Agency Revenue Bonds	1,000	5.000	10/01/48	1,080
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,022
				15,693
Michigan - 2.2%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	539
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,184
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	211
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,444
Karegnondi Water Authority Revenue Bonds	75	5.000	11/01/45	82
Michigan Finance Authority Obligation Revenue Bonds	2,185	5.000	02/01/37	2,349
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,042
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	329
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,086
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,884
Michigan Tobacco Settlement Finance Authority Revenue Bonds	160	5.125	06/01/22	160
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,560	6.000	06/01/34	2,575
Michigan Tobacco Settlement Finance Authority Revenue Bonds	5,500	8.694	06/01/52	338
Michigan Tobacco Settlement Finance Authority Revenue Bonds	23,650	9.111	06/01/52	1,633
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	329
				16,185
Minnesota - 1.2%
City of Blaine Minnesota Revenue Bonds	1,400	6.125	07/01/45	1,381
City of Ham Lake Minnesota Revenue Bonds	2,000	5.000	11/01/36	2,062
City of Minneapolis Charter Lease Revenue Bonds	1,400	5.000	12/01/32	1,413
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds	350	6.000	09/01/51	374
St. Paul Housing & Redevelopment Authority Revenue Bonds	140	5.250	07/01/33	144
St. Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,151
St. Paul Housing & Redevelopment Authority Revenue Bonds	230	5.500	07/01/38	239
St. Paul Housing & Redevelopment Authority Revenue Bonds	1,000	5.500	07/01/52	1,026
State of Minnesota Higher Education Facilities Authority Revenue Bonds	100	5.000	05/01/47	108
				8,898
Mississippi - 0.0%
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)	100	0.600	12/01/30	100

Missouri - 0.9%
Branson Industrial Development Authority Tax Allocation	135	5.500	06/01/29	131
Cape Girardeau County Industrial Development Authority Revenue Bonds	75	5.000	03/01/36	80
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,140	4.000	02/01/37	1,142
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,560	5.000	05/01/40	1,648
Industrial Development Authority of the City of St. Louis Revenue Bonds	100	4.750	11/15/47	103
Kansas City Land Clearance Redevelopment Authority Tax Allocation	1,500	5.000	02/01/40	1,557
Missouri State Health & Educational Facilities Authority Revenue Bonds	100	5.000	09/01/43	112
Missouri State Health & Educational Facilities Authority Revenue Bonds	130	5.000	09/01/48	145
St. Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	679
St. Louis Land Clearance for Redevelopment Authority	1,000	4.000	06/01/41	968
				6,565
Nevada - 0.2%
Henderson Local Improvement Districts Special Assessment	50	4.000	09/01/35	49
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	271
Las Vegas Special Improvement District 607 Special Assessment	225	5.000	06/01/24	241
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.250	06/01/37	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.375	06/01/42	25
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.500	06/01/47	25
Nevada Department of Business & Industry Revenue Bonds	1,100	5.000	07/15/37	1,127
				1,762
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	537

See accompanying notes which are an integral part of this quarterly report.

278 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey - 5.6%
City of Atlantic City General Obligation Unlimited(µ)	25	5.000	03/01/32	28
City of Atlantic City General Obligation Unlimited(µ)	35	5.000	03/01/37	39
City of Atlantic City General Obligation Unlimited(µ)	45	5.000	03/01/42	49
New Jersey Economic Development Authority Revenue Bonds	500	4.000	07/01/32	501
New Jersey Economic Development Authority Revenue Bonds	500	5.000	07/01/32	549
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/01/36	520
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	1,970
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/15/41	538
New Jersey Economic Development Authority Revenue Bonds(µ)	200	5.000	06/01/42	221
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,640
New Jersey Economic Development Authority Revenue Bonds	3,500	5.000	06/15/47	3,770
New Jersey Economic Development Authority Revenue Bonds	100	5.000	07/01/47	107
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	07/15/47	1,071
New Jersey Economic Development Authority Revenue Bonds	675	5.000	10/01/47	724
New Jersey Economic Development Authority Revenue Bonds	1,250	5.000	01/01/48	1,319
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/46	1,006
New Jersey Health Care Facilities Financing Authority Revenue Bonds	100	5.000	07/01/30	111
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	309
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	164
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,400	3.912	12/15/26	1,015
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	675	4.342	12/15/27	473
New Jersey Transportation Trust Fund Authority Revenue Bonds	600	4.302	12/15/29	376
New Jersey Transportation Trust Fund Authority Revenue Bonds	530	5.000	06/15/30	588
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	1,160	4.168	12/15/30	700
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,485	5.000	06/15/31	3,523
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	4.403	12/15/32	422
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	500	3.965	12/15/33	268
New Jersey Transportation Trust Fund Authority Revenue Bonds	200	4.465	12/15/33	101
New Jersey Transportation Trust Fund Authority Revenue Bonds	100	4.526	12/15/34	48
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	225	4.823	12/15/34	115
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	4,825	5.130	12/15/35	2,243
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	5.591	12/15/35	251
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	125	4.342	12/15/36	55
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,255	4.668	12/15/36	1,407
New Jersey Transportation Trust Fund Authority Revenue Bonds	125	5.632	12/15/36	54
New Jersey Transportation Trust Fund Authority Revenue Bonds	675	5.000	06/15/38	715
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,835	4.680	12/15/38	1,486
New Jersey Transportation Trust Fund Authority Revenue Bonds	400	5.500	06/15/41	418
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,060	5.000	06/15/42	1,101
South Jersey Port Corp. Revenue Bonds	1,645	5.000	01/01/36	1,797
South Jersey Port Corp. Revenue Bonds	950	5.000	01/01/48	1,027
South Jersey Port Corp. Revenue Bonds	2,000	5.000	01/01/49	2,187
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	351
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,108
Tobacco Settlement Financing Corp. Revenue Bonds	2,600	5.000	06/01/46	2,797
				40,262
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds	100	6.250	06/01/40	107

New York - 4.2%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)	30	3.000	07/15/43	26
City of New York General Obligation Unlimited(~)(Ê)	500	0.510	01/01/36	500
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	675
Dutchess County Industrial Development Agency Revenue Bonds	1,200	4.500	08/01/36	1,123
Hempstead Town Local Development Corp. Revenue Bonds	25	5.000	07/01/30	28
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/33	39
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/35	39

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 279

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Hempstead Town Local Development Corp. Revenue Bonds	30	5.000	07/01/36	33
Hempstead Town Local Development Corp. Revenue Bonds	20	5.000	07/01/38	22
Jefferson County Civic Facility Development Corp. Revenue Bonds	1,000	4.000	11/01/32	1,008
New York City Housing Development Corp. Revenue Bonds	600	3.500	02/15/48	598
New York City Industrial Development Agency Revenue Bonds(µ)	2,175	5.000	01/01/39	2,204
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(~)(Ê)	500	0.700	11/01/36	500
New York City Water & Sewer System Revenue Bonds(~)(Ê)	500	0.700	06/15/43	500
New York Liberty Development Corp. Revenue Bonds	300	5.375	11/15/40	330
New York Liberty Development Corp. Revenue Bonds	2,400	5.000	11/15/44	2,532
New York Liberty Development Corp. Revenue Bonds	1,500	7.250	11/15/44	1,775
New York State Dormitory Authority Revenue Bonds	375	5.000	02/15/27	443
New York State Dormitory Authority Revenue Bonds	900	5.000	12/01/29	1,013
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	436
New York State Energy Research & Development Authority Pollution Control Revenue
Bonds(~)(µ)(Ê)	1,000	3.000	12/01/26	1,000
New York State Energy Research & Development Authority Pollution Control Revenue
Bonds(~)(µ)(Ê)	200	3.880	07/01/27	200
New York Transportation Development Corp. Revenue Bonds	350	5.000	08/01/21	375
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/26	527
New York Transportation Development Corp. Revenue Bonds	1,315	4.000	07/01/33	1,339
New York Transportation Development Corp. Revenue Bonds(µ)	2,000	4.000	07/01/46	2,010
New York Transportation Development Corp. Revenue Bonds	2,100	5.000	07/01/46	2,248
New York Transportation Development Corp. Revenue Bonds	1,550	5.250	01/01/50	1,678
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	301
New York Transportation Development Facilities Revenue Bonds	275	5.000	01/01/33	307
New York Transportation Development Facilities Revenue Bonds	200	5.000	01/01/34	223
New York Transportation Development Facilities Revenue Bonds	750	4.000	01/01/36	761
New York Transportation Development Facilities Revenue Bonds	375	5.000	01/01/36	417
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	2,000	6.625	06/01/44	2,107
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	250
TSASC, Inc. Revenue Bonds	2,500	5.000	06/01/45	2,563
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	134
				30,264
North Carolina - 0.1%
North Carolina Turnpike Authority Revenue Bonds	1,000	5.000	07/01/51	1,085

North Dakota - 0.5%
County of Burleigh North Dakota Revenue Bonds	705	5.200	04/15/46	703
County of Ward Health Care Facilities Revenue Bonds	1,000	5.000	06/01/43	1,088
County of Ward Health Care Facilities Revenue Bonds	1,900	5.000	06/01/53	2,051
				3,842
Ohio - 4.6%
Akron Bath Copley Joint Township Hospital District Revenue Bonds	3,000	5.250	11/15/46	3,263
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,040	5.125	06/01/24	3,032
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,570	5.375	06/01/24	1,570
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,890	5.875	06/01/30	2,905
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,795	5.750	06/01/34	1,800
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,160	5.875	06/01/47	1,170
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	7,950	9.718	06/01/47	670
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	41,295	10.920	06/01/52	1,858
Centerville Health Care Revenue Bonds	100	5.250	11/01/37	107
Centerville Health Care Revenue Bonds	150	5.250	11/01/50	157
Columbus-Franklin County Finance Authority Revenue Bonds	1,540	4.000	11/15/38	1,536
County of Montgomery Ohio Revenue Bonds(~)(Ê)	1,545	0.570	11/15/39	1,545
County of Montgomery Ohio Revenue Bonds(~)(Ê)	4,215	0.590	11/15/39	4,215
Cuyahoga County Hospital Revenue Bonds	1,000	5.000	02/15/37	1,067
Cuyahoga County Hospital Revenue Bonds	4,000	5.250	02/15/47	4,306
Cuyahoga County Hospital Revenue Bonds	2,000	5.000	02/15/57	2,096

See accompanying notes which are an integral part of this quarterly report.

280 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Ohio Air Quality Development Authority Revenue Bonds(Å)	100	3.750	01/15/28	101
Ohio Air Quality Development Authority Revenue Bonds(Å)	120	4.250	01/15/38	123
Ohio Air Quality Development Authority Revenue Bonds(Å)	490	4.500	01/15/48	506
Toledo-Lucas Port Authority Revenue Bonds	925	5.000	07/01/39	960
				32,987
Oklahoma - 1.4%
Norman Regional Hospital Authority Revenue Bonds	1,500	5.000	09/01/37	1,656
Oklahoma Development Finance Authority Revenue Bonds	1,675	5.000	08/01/47	1,644
Oklahoma Development Finance Authority Revenue Bonds	425	5.000	08/01/52	417
Oklahoma Development Finance Authority Revenue Bonds(µ)	500	4.000	08/15/52	501
Oklahoma Development Finance Authority Revenue Bonds	2,500	5.500	08/15/52	2,853
Oklahoma Development Finance Authority Revenue Bonds	125	5.250	08/01/57	123
Oklahoma Development Finance Authority Revenue Bonds	500	5.500	08/15/57	568
Tulsa Airports Improvement Trust Revenue Bonds(~)(Ê)	1,000	5.000	06/01/35	1,073
Tulsa County Industrial Authority Revenue Bonds	1,000	5.250	11/15/37	1,105
				9,940
Oregon - 0.9%
Astoria Hospital Facilities Authority Revenue Bonds	1,000	5.000	08/01/41	1,087
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/36	1,024
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,768
Oregon State Facilities Authority Revenue Bonds	500	5.000	10/01/46	542
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/48	1,014
				6,435
Pennsylvania - 6.2%
Allentown Development Authority Tax Revenue Bonds	1,000	5.000	05/01/33	1,102
Allentown Development Authority Tax Revenue Bonds(Å)	250	5.000	05/01/42	271
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Å)	500	5.000	05/01/32	548
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Å)	4,250	5.000	05/01/42	4,534
Bucks County Industrial Development Authority Revenue Bonds	100	5.000	10/01/37	110
Chester County Health & Education Facilities Authority Revenue Bonds	795	5.000	11/01/24	844
Chester County Health & Education Facilities Authority Revenue Bonds	625	5.000	11/01/25	664
Chester County Health & Education Facilities Authority Revenue Bonds	205	4.250	11/01/32	194
Chester County Health & Education Facilities Authority Revenue Bonds	1,985	5.000	11/01/37	2,035
City of Erie Higher Education Building Authority Revenue Bonds	2,065	5.000	09/15/33	2,107
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	4.697	09/15/22	235
City of Scranton General Obligation Unlimited	1,275	5.000	09/01/28	1,370
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	255
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/34	112
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/35	112
Commonwealth Financing Authority Revenue Bonds(µ)	1,525	4.000	06/01/39	1,557
Commonwealth of Pennsylvania General Obligation Unlimited	2,250	5.000	08/15/23	2,530
Dauphin County General Authority Revenue Bonds	1,750	5.125	10/15/41	1,792
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	629
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	92
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	557
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/33	547
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/34	545
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,082
Lancaster County Hospital Authority Revenue Bonds	1,000	5.250	07/01/41	1,098
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,435
Montgomery County Higher Education & Health Authority Revenue Bonds	1,500	5.000	12/01/37	1,651
Montgomery County Industrial Development Authority Revenue Bonds	1,530	5.000	11/15/36	1,688
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,810
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,088
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(ae)(Ê)	2,000	5.000	09/01/20	2,012
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,250	5.000	06/30/42	1,358
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	365	5.000	07/01/31	395
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	393

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 281

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,017
Pennsylvania State Public School Building Authority Revenue Bonds(µ)	100	5.000	06/01/31	112
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,380
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.250	06/01/47	1,118
Philadelphia Authority Industrial Development Revenue Bonds	1,500	5.000	03/15/45	1,522
Scranton Redevelopment Authority Revenue Bonds(Å)	100	5.000	11/15/28	101
Scranton School District General Obligation Unlimited(µ)	2,000	4.250	06/01/37	2,050
Susquehanna Area Regional Airport Authority Revenue Bonds	200	5.000	01/01/38	219
Washington County Redevelopment Authority Tax Allocation	265	5.000	07/01/28	276
				44,547
Puerto Rico - 6.5%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue Asset Backed Bonds	5,000	5.625	05/15/43	5,043
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	552
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	110	5.000	07/01/21	46
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	343
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	104
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	130	5.125	07/01/31	54
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	1,375	5.000	07/01/35	1,329
Commonwealth of Puerto Rico General Obligation Unlimited(Å)(Ø)	1,250	8.000	07/01/35	522
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	720	6.000	07/01/39	301
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	225	6.000	07/01/40	93
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,000	5.000	07/01/21	840
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	272
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	17
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	42
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,850	5.250	07/01/42	2,394
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,220	6.000	07/01/44	1,882
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	150	6.000	07/01/47	126
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,100	5.000	07/01/31	2,101
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	125
Puerto Rico Electric Power Authority Revenue Bonds(Ø)	650	5.250	07/01/19	397
Puerto Rico Electric Power Authority Revenue Bonds(µ)	565	5.000	07/01/22	569
Puerto Rico Electric Power Authority Revenue Bonds(Å)(Ø)	1,685	5.250	07/01/27	1,028
Puerto Rico Electric Power Authority Revenue Bonds(Ø)	3,275	5.000	07/01/28	1,998
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	2,840	0.738	07/01/29	2,613
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	420	5.000	07/01/28	373
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/31	282
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	205	5.000	07/01/32	42
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	525	5.250	07/01/33	606
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	300
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	360	5.250	07/01/36	416
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	158
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	7,060	5.250	07/01/38	7,608
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	292
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	180	5.000	07/01/42	36
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,391
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)(Å)	745	5.500	07/01/25	809
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)(Å)	55	5.620	07/01/28	32
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)(Å)	310	5.620	07/01/29	171
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	730	6.302	07/01/35	289
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)(Å)	125	5.601	07/01/37	45
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,601
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	490	6.000	07/01/24	509
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Bonds(µ)	1,380	5.435	08/01/40	430
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Bonds(µ)	2,285	5.436	08/01/44	576
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	155	6.250	08/01/19	51
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	115	6.750	08/01/32	47

See accompanying notes which are an integral part of this quarterly report.

282 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)(Ø)	1,500	6.500	08/01/35	611
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	210	5.750	08/01/37	86
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	100	5.375	08/01/39	41
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	1,595	5.500	08/01/42	650
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	5.953	08/01/45	3,377
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,075	6.125	08/01/19	357
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	170	42.170	08/01/24	45
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	2,985	24.929	08/01/30	476
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,000	22.052	08/01/32	143
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,175	21.062	08/01/33	156
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,700	13.321	08/01/34	198
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	900	12.592	08/01/35	104
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	650	18.678	08/01/36	70
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	200	11.873	08/01/37	21
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	100	17.309	08/01/38	10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,000	6.000	08/01/42	408
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	610	6.500	08/01/44	249
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds(Å)(Ø)	100	4.375	08/01/20	41
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds(Å)(Ø)	100	5.000	08/01/35	41
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds(Å)(Ø)	70	5.000	08/01/43	29
				46,968
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds	500	5.000	05/15/39	539
Tobacco Settlement Financing Corp. Revenue Bonds	3,450	6.959	06/01/52	432
Tobacco Settlement Financing Corp. Revenue Bonds	12,000	8.861	06/01/52	1,258
				2,229
South Carolina - 0.6%
South Carolina Jobs - Economic Development Authority Revenue Bonds	135	5.000	11/15/47	149
South Carolina Jobs - Economic Development Authority Revenue Bonds	2,000	5.250	11/15/47	2,155
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	139
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	270
South Carolina Transportation Infrastructure Bank Revenue Bonds	1,800	2.250	10/01/32	1,510
				4,223
Tennessee - 0.7%
Bristol Industrial Development Board Revenue Bonds(Å)	100	5.000	12/01/35	97
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,133
Greenville Health & Educational Facilities Board Revenue Bonds	270	4.000	07/01/40	271
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,055
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/40	110
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	1,000	5.000	10/01/41	1,076
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/46	110
				4,852
Texas - 5.5%
Bexar County Health Facilities Development Corp. Revenue Bonds	100	5.000	07/15/19	103
Bexar County Health Facilities Development Corp. Revenue Bonds	750	5.000	07/15/37	812
Bexar County Health Facilities Development Corp. Revenue Bonds	600	5.000	07/15/42	647
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	53
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	66
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	51
Central Texas Regional Mobility Authority Revenue Bonds	1,000	4.000	01/01/41	984
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	109
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	109
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,233
City of Aubrey Texas Revenue Bonds	700	7.250	09/01/45	717
City of Celina Texas Special Assessment	50	6.250	09/01/45	52

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 283

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Celina Texas Special Assessment	100	7.500	09/01/45	108
City of Fort Worth Special Assessment(Å)	150	5.000	09/01/32	152
City of Hackberry Special Assessment	100	5.000	09/01/44	102
City of Hackberry Special Assessment	145	5.000	09/01/47	148
City of Hackberry Special Assessment Contract Revenue Bonds	85	4.500	09/01/32	90
City of Hackberry Special Assessment Contract Revenue Bonds	620	4.500	09/01/38	641
City of Houston Airport System Revenue Bonds	2,995	5.000	07/15/28	3,343
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	541
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,084
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/35	1,073
City of Justin Special Assessment(Å)	270	5.500	09/01/47	270
City of Oak Point Special Assessment	100	4.125	09/01/48	100
City of Oak Point Special Assessment	100	4.500	09/01/48	99
City of Princeton Special Assessment(Å)	130	4.875	09/01/48	131
City of Shenandoah Special Assessment	165	4.500	09/01/23	165
City of Shenandoah Special Assessment	150	5.700	09/01/47	149
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	532
County of Harris Revenue Bonds(µ)(Ê)	1,210	1.902	08/15/35	1,129
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	214
Fort Bend County Industrial Development Corp. Revenue Bonds	230	4.750	05/01/38	235
Grand Parkway Transportation Corp.	375	5.800	10/01/23	351
Grand Parkway Transportation Corp. Revenue Bonds	450	5.850	10/01/23	420
Grand Parkway Transportation Corp. Revenue Bonds	3,000	5.000	10/01/37	3,452
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,789
Houston Independent School District General Obligation	2,000	4.000	02/15/42	2,081
Kaufman County Fresh Water Supply District No. 1-C(µ)	185	4.000	09/01/35	187
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	0.730	08/01/34	100
Montgomery County Toll Road Authority Revenue Bonds	150	5.000	09/15/43	162
Montgomery County Toll Road Authority Revenue Bonds	200	5.000	09/15/48	216
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	57
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,549
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	500	5.375	11/15/36	507
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/37	110
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/42	109
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	416
North Texas Tollway Authority Revenue Bonds	3,250	5.000	01/01/38	3,703
North Texas Tollway Authority Revenue Bonds	1,500	5.000	01/01/48	1,668
Red River Education Finance Corp. Texas Education Revenue Bonds	1,255	5.500	10/01/46	1,390
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	05/15/45	208
Texas City Industrial Development Corp. Revenue Bonds	1,000	4.125	12/01/45	970
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750	6.250	12/15/26	872
Texas State Transportation Revenue Bonds	100	5.000	12/31/50	107
Texas State Transportation Revenue Bonds	100	5.000	12/31/55	107
Town of Argyle Special Assessment(Å)	155	4.250	09/01/23	155
Town of Argyle Special Assessment(Å)	150	5.250	09/01/47	149
Town of Hickory Creek Special Assessment	200	3.875	09/01/37	199
Town of Little Elm Special Assessment(Å)	100	5.000	09/01/47	98
Viridian Municipal Management District Special Assessment	70	4.000	12/01/21	72
Viridian Municipal Management District Special Assessment	385	4.750	12/01/43	384
				39,830
Utah - 0.5%
Salt Lake City Corp. Airport Revenue Bonds	1,350	5.000	07/01/47	1,505
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,000	5.000	10/15/37	2,185
				3,690
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050	5.000	10/01/42	1,108
Vermont Student Assistance Corp. Revenue Bonds	1,600	4.500	06/15/45	1,600
				2,708

See accompanying notes which are an integral part of this quarterly report.

284 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Virgin Islands - 1.5%
Virgin Islands Public Finance Authority Revenue Bonds	1,200		5.000	10/01/18	1,200
Virgin Islands Public Finance Authority Revenue Bonds	500		5.000	10/01/19	509
Virgin Islands Public Finance Authority Revenue Bonds(µ)	2,860		4.000	10/01/22	2,893
Virgin Islands Public Finance Authority Revenue Bonds	500		5.000	10/01/22	503
Virgin Islands Public Finance Authority Revenue Bonds	725		5.000	10/01/25	718
Virgin Islands Public Finance Authority Revenue Bonds	1,000		5.000	10/01/26	990
Virgin Islands Public Finance Authority Revenue Bonds	180		5.000	10/01/29	176
Virgin Islands Public Finance Authority Revenue Bonds	170		5.250	10/01/29	157
Virgin Islands Public Finance Authority Revenue Bonds	650		6.625	10/01/29	601
Virgin Islands Public Finance Authority Revenue Bonds	2,220		5.000	10/01/32	2,028
Virgin Islands Public Finance Authority Revenue Bonds	490		6.750	10/01/37	453
Virgin Islands Public Finance Authority Revenue Bonds	200		5.000	10/01/39	179
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	250		5.000	07/01/31	229
					10,636
Virginia - 0.7%
City of Petersburg General Obligation Unlimited	565		4.750	11/01/32	603
Tobacco Settlement Financing Corp. Revenue Bonds	1,975		5.200	06/01/46	1,981
Tobacco Settlement Financing Corp. Revenue Bonds	125		5.000	06/01/47	125
Tobacco Settlement Financing Corp. Revenue Bonds	12,175		11.642	06/01/47	1,377
Virginia Small Business Financing Authority Revenue Bonds	150		5.000	07/01/34	159
Virginia Small Business Financing Authority Revenue Bonds	705		5.000	01/01/40	744
Virginia Small Business Financing Authority Revenue Bonds	400		5.000	12/31/56	437
					5,426
Washington - 0.3%
Klickitat County Public Hospital District No. 2 Revenue Bonds	535		5.000	12/01/32	541
Whidbey Island Public Hospital District General Obligation Unlimited	1,500		5.500	12/01/33	1,597
					2,138
West Virginia - 0.0%
Monongalia County Commission Special District Revenue Bonds(Å)	100		5.750	06/01/43	104

Wisconsin - 0.6%
Public Energy Authority Revenue Bonds	725		5.350	12/01/45	770
Public Finance Authority Revenue Bonds(Å)	300		3.000	11/15/22	301
Public Finance Authority Revenue Bonds	100		4.300	11/01/30	104
Public Finance Authority Revenue Bonds	630		5.250	05/15/37	688
Public Finance Authority Revenue Bonds	500		5.000	09/30/37	551
Public Finance Authority Revenue Bonds	750		5.250	05/15/42	817
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	528
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	360
					4,119
Total Municipal Bonds (cost $686,337)					707,835

Short-Term Investments - 0.4%
U. S. Cash Management Fund(@)	2,658,605	(8)			2,659
Total Short-Term Investments (cost $2,659)					2,659

Total Investments 98.3% (identified cost $688,996)					710,494
Other Assets and Liabilities, Net - 1.7%					12,345
Net Assets - 100.0%					722,839

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 285

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
3.9%
Allentown Development Authority Tax Revenue Bonds	04/19/18	250,000	107.07	268	271
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	06/29/17	250,000	101.89	255	269
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	08/18/17	500,000	109.13	546	548
Bristol Industrial Development Board Revenue Bonds	11/10/16	100,000	97.73	98	97
Brookstone Community Development District Special Assessment	01/23/18	275,000	100.00	275	278
Brookstone Community Development District Special Assessment	01/23/18	125,000	100.00	125	125
California Statewide Communities Development Authority Revenue Bonds	09/22/17	200,000	108.64	217	219
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.86	247	243
Chicago Board of Education General Obligation Unlimited	07/11/17	1,500,000	92.50	1,388	1,792
City of Fort Worth Special Assessment	08/16/17	150,000	100.00	150	152
City of Jacksonville Revenue Bonds	06/08/18	250,000	101.01	253	262
City of Justin Special Assessment	03/27/18	270,000	100.00	270	270
City of Princeton Special Assessment	04/24/18	130,000	100.00	130	131
Commonwealth of Puerto Rico General Obligation Unlimited	06/02/15	130,000	72.74	95	54
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	720,000	66.37	478	301
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	235,000	70.51	166	98
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	110,000	85.58	94	46
Commonwealth of Puerto Rico General Obligation Unlimited	06/04/15	225,000	63.91	144	93
Commonwealth of Puerto Rico General Obligation Unlimited	10/31/16	1,250,000	65.13	814	522
Corkscrew Farms Community Development District Special Assessment	12/13/17	100,000	100.00	100	99
Corkscrew Farms Community Development District Special Assessment	12/13/17	200,000	100.00	200	199
Davenport Road South Community Development District Special Assessment	02/06/18	100,000	98.74	99	99
Davenport Road South Community Development District Special Assessment	02/06/18	150,000	98.85	148	149
Denver Health & Hospital Authority Revenue Bonds	08/23/17	300,000	110.42	331	330
Denver Health & Hospital Authority Revenue Bonds	08/23/17	230,000	114.46	263	258
Denver Health & Hospital Authority Revenue Bonds	08/23/17	100,000	115.52	116	112
Denver Health & Hospital Authority Revenue Bonds	08/23/17	220,000	115.64	254	247
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.08	196	190
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.76	198	192
Florida Development Finance Corp. Revenue Bonds	08/01/17	150,000	100.00	150	156
Florida Development Finance Corp. Revenue Bonds	12/01/17	900,000	100.00	900	934
Florida Higher Educational Facilities Financing Authority Revenue Bonds	06/08/18	1,350,000	104.43	1,410	1,424
Harmony West Community Development District Special Assessment	06/19/18	1,270,000	100.00	1,270	1,264
Hawks Point Community Development District Special Assessment Bonds	06/23/17	185,000	103.92	192	191
K-Bar Ranch II Community Development District Special Assessment	12/19/17	185,000	100.00	185	183
K-Bar Ranch II Community Development District Special Assessment	12/19/17	275,000	100.00	275	271
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	98.89	99	104
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	99.28	99	104
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	99
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	99
Mohegan Tribal Finance Authority Revenue Bonds	10/06/15	610,000	99.45	607	626
Monongalia County Commission Special District Revenue Bonds	09/28/17	100,000	98.05	98	104
Naples Reserve Community Development District Special Assessment	05/10/18	40,000	99.37	40	40
Naples Reserve Community Development District Special Assessment	05/10/18	190,000	99.62	189	190
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	100,000	100.00	100	101
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	120,000	100.00	120	123
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	490,000	101.47	497	506
Palm Glades Community Development District Special Assessment	05/08/18	150,000	100.00	150	150
Palm Glades Community Development District Special Assessment	05/08/18	185,000	98.63	182	182
Prairie Center Metropolitan District No. 3 Revenue Bonds	10/13/17	500,000	99.58	498	511
Public Finance Authority Revenue Bonds	04/07/17	300,000	100.00	300	301
Puerto Rico Electric Power Authority Revenue Bonds	05/02/18	1,685,000	39.13	659	1,028
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	180,000	55.39	100	36
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	60,000	55.44	33	3
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	205,000	57.53	118	42
Puerto Rico Infrastructure Financing Authority Revenue Bonds	05/02/18	100,000	102.59	103	109

See accompanying notes which are an integral part of this quarterly report.

286 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per	Cost	Fair Value
% of Net Assets				Acquisition	Amount ($)	Unit	(000)	(000)
Securities				Date	or shares	$	$	$
Puerto Rico Infrastructure Financing Authority Revenue Bonds				05/10/18	125,000	33.37	42	45
Puerto Rico Infrastructure Financing Authority Revenue Bonds				05/10/18	310,000	55.08	171	171
Puerto Rico Infrastructure Financing Authority Revenue Bonds				05/10/18	55,000	58.17	32	32
Puerto Rico Sales Tax Financing Corp. Revenue Bonds				06/03/15	115,000	100.00	115	47
Puerto Rico Sales Tax Financing Corp. Revenue Bonds				06/15/15	155,000	83.20	129	51
Puerto Rico Sales Tax Financing Corp. Revenue Bonds				10/02/15	100,000	33.90	34	41
Puerto Rico Sales Tax Financing Corp. Revenue Bonds				05/15/17	1,595,000	27.46	438	650
Puerto Rico Sales Tax Financing Corp. Revenue Bonds				05/22/18	210,000	31.52	66	86
Puerto Rico Sales Tax Financing Corp. Revenue Bonds				05/23/18	1,500,000	32.33	485	611
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				05/17/16	610,000	42.00	256	249
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				06/14/16	1,075,000	12.75	137	357
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				09/07/16	1,700,000	11.30	192	198
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				09/07/16	200,000	14.87	30	21
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				09/07/16	900,000	16.72	150	104
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				10/28/16	1,000,000	18.86	189	408
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				01/05/18	170,000	11.11	19	45
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				01/05/18	100,000	3.90	4	10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				01/05/18	650,000	4.37	28	70
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				01/05/18	1,175,000	5.41	64	156
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				01/05/18	1,000,000	5.97	60	143
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				01/05/18	2,985,000	6.62	198	476
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds				05/23/18	100,000	30.38	30	41
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds				05/23/18	100,000	33.52	34	41
Puerto Rico Sales Tax Financing Corp. Tax Revenue Bonds				05/23/18	70,000	35.35	25	29
Rockdale County Development Authority Revenue Bonds				05/16/18	225,000	100.55	226	227
Scranton Redevelopment Authority Revenue Bonds				06/23/16	100,000	105.05	105	101
Timber Creek Community Development District Special Assessment				06/20/18	1,000,000	98.08	981	976
Tolomato Community Development District Special Assessment				03/15/18	100,000	99.19	99	99
Touchstone Community Development District Special Assessment				02/02/18	100,000	99.20	99	100
Touchstone Community Development District Special Assessment				02/02/18	100,000	99.29	99	100
Town of Argyle Special Assessment				01/24/18	155,000	100.00	155	155
Town of Argyle Special Assessment				01/24/18	150,000	100.00	150	149
Town of Little Elm Special Assessment				12/06/17	100,000	100.37	100	98
Two Lakes Community Development District Special Assessment Bonds				06/19/17	290,000	100.00	290	289
Two Lakes Community Development District Special Assessment Bonds				06/19/17	200,000	102.67	205	206
Union Park East Community Development District Special Assessment Bonds				06/02/17	500,000	102.95	515	518
Ventana Community Development District Special Assessment				03/01/18	500,000	97.35	487	502
Ventana Community Development District Special Assessment				03/01/18	500,000	97.78	489	501
Verano 1 Community Development District Special Assessment				05/04/17	100,000	98.44	98	100
Verano 1 Community Development District Special Assessment				05/30/17	100,000	100.00	100	102
Village Community Development District No 12 Special Assessment				06/06/18	700,000	101.36	710	710
Village Community Development District No. 12 Special Assessment				03/16/18	700,000	100.00	700	711
Village of Southgate Metropolitan District General Obligation Unlimited				05/04/18	1,375,000	100.00	1,375	1,378
Waterset Central Community Development District Special Assessment				05/01/18	150,000	100.00	150	151
Waterset Central Community Development District Special Assessment				05/01/18	150,000	100.00	150	151
Wyandotte County City Unified Government Revenue Bonds				06/01/18	500,000	100.00	500	506
								28,439
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Interest Rate Swap Contracts

Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Morgan Stanley	USD	4,700	Three Month LIBOR(2)	2.250%(3)	12/21/41	(257)	916	659	%(3)

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 287

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Morgan Stanley	USD	25,510	Three Month LIBOR(3)	2.500%(3)	09/19/48	2,756	79	2,835
Total Open Interest Rate Swap Contracts (å)						2,499	995	3,494

Presentation of Portfolio Holdings
Amounts in thousands

				Fair Value
						Practical
Portfolio Summary	Level 1			Level 2	Level 3	Expedient (a)		Total
Municipal Bonds
Alabama			$—	$7,345	$—		$—	$7,345
Alaska			—	4,792	—		—	4,792
Arizona			—	9,807	—		—	9,807
California			—	89,509	—		—	89,509
Colorado			—	22,695	—		—	22,695
Connecticut			—	5,955	—		—	5,955
Delaware			—	574	—		—	574
District of Columbia			—	5,557	—		—	5,557
Florida			—	62,515	—		—	62,515
Georgia			—	6,996	—		—	6,996
Guam			—	10,069	—		—	10,069
Hawaii			—	2,260	—		—	2,260
Idaho			—	824	—		—	824
Illinois			—	93,174	—		—	93,174
Indiana			—	3,690	—		—	3,690
Iowa			—	1,510	—		—	1,510
Kansas			—	506	—		—	506
Kentucky			—	6,022	—		—	6,022
Louisiana			—	15,642	—		—	15,642
Maine			—	2,649	—		—	2,649
Maryland			—	9,612	—		—	9,612
Massachusetts			—	15,693	—		—	15,693
Michigan			—	16,185	—		—	16,185
Minnesota			—	8,898	—		—	8,898
Mississippi			—	100	—		—	100
Missouri			—	6,565	—		—	6,565
Nevada			—	1,762	—		—	1,762
New Hampshire			—	537	—		—	537
New Jersey			—	40,262	—		—	40,262
New Mexico			—	107	—		—	107
New York			—	30,264	—		—	30,264
North Carolina			—	1,085	—		—	1,085
North Dakota			—	3,842	—		—	3,842
Ohio			—	32,987	—		—	32,987
Oklahoma			—	9,940	—		—	9,940
Oregon			—	6,435	—		—	6,435
Pennsylvania			—	44,547	—		—	44,547
Puerto Rico			—	46,968	—		—	46,968

See accompanying notes which are an integral part of this quarterly report.

288 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Rhode Island	—	2,229	—	—	2,229
South Carolina	—	4,223	—	—	4,223
Tennessee	—	4,852	—	—	4,852
Texas	—	39,830	—	—	39,830
Utah	—	3,690	—	—	3,690
Vermont	—	2,708	—	—	2,708
Virgin Islands	—	10,636	—	—	10,636
Virginia	—	5,426	—	—	5,426
Washington	—	2,138	—	—	2,138
West Virginia	—	104	—	—	104
Wisconsin	—	4,119	—	—	4,119
Short-Term Investments	—	—	—	2,659	2,659

Total Investments	$—	$707,835	$—	$2,659	$710,494

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	3,494	—	—	3,494

Total Other Financial Instruments*	$—	$3,494	$—	$—	$3,494

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 289

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.7%
Alabama - 2.6%
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	573
Alabama Federal Aid Highway Finance Authority Revenue Bonds	7,000	5.000	09/01/26	8,318
Alabama Federal Aid Highway Finance Authority Revenue Bonds	1,725	5.000	09/01/28	2,058
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	3,839
Black Belt Energy Gas District Revenue Bonds(~)(ae)(Ê)	11,000	4.000	07/01/22	11,633
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds	2,000	5.000	06/01/32	2,235
City of Gadsden General Obligation Unlimited(µ)	1,690	5.000	08/01/27	1,968
City of Gadsden General Obligation Unlimited(µ)	1,610	5.000	08/01/28	1,866
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,421
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	530
Industrial Development Board of the City of Mobile Pollution Control Revenue Bonds(~)
(Ê)	3,900	1.330	06/01/34	3,900
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,116
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,114
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,570
Pell City Special Care Facilities Financing Authority Revenue Bonds	9,000	5.000	12/01/31	9,731
Southeast Alabama Gas Supply District Revenue Bonds(ae)(Ê)	2,000	2.252	06/01/24	2,001
Southeast Alabama Gas Supply District Revenue Bonds	760	4.000	06/01/24	817
University of South Alabama Revenue Bonds(µ)	1,530	5.000	11/01/24	1,760
University of South Alabama Revenue Bonds(µ)	1,695	5.000	11/01/25	1,971
University of South Alabama Revenue Bonds(µ)	1,000	5.000	10/01/31	1,152
University of South Alabama Revenue Bonds(µ)	715	5.000	10/01/32	821
University of Southern Alabama Revenue Bonds(µ)	325	5.000	10/01/36	368
				61,762
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds	3,600	3.500	12/01/20	3,653
Alaska Industrial Development & Export Authority Revenue Bonds	1,170	5.000	04/01/25	1,290
Alaska Railroad Corp. Revenue Bonds	500	5.000	08/01/18	500
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	803
City of Valdez Alaska Revenue Bonds(~)(Ê)	600	0.900	05/01/31	600
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	352
				7,198
Arizona - 2.2%
Arizona Health Facilities Authority Revenue Bonds(Ê)	6,125	1.220	01/01/37	5,799
Arizona Industrial Development Authority Revenue Bonds	490	5.000	05/01/27	564
Arizona Industrial Development Authority Revenue Bonds	270	5.000	05/01/28	312
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,092
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,006
City of Glendale Excise Tax Revenue Bonds	2,500	5.000	07/01/28	2,942
City of Glendale Excise Tax Revenue Bonds	2,505	5.000	07/01/29	2,935
City of Glendale Excise Tax Revenue Bonds	2,025	5.000	07/01/32	2,343
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,674
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,035
Entertainment Center Community Facilities District Revenue Bonds(Å)	3,645	4.000	07/01/37	3,650
Maricopa County Industrial Development Authority Revenue Bonds	1,860	4.000	01/01/41	1,917
Maricopa County Pollution Control Corp. Revenue Bonds(~)(Ê)	2,310	5.200	06/01/43	2,430
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	425	5.000	07/01/28	499
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	325	5.000	07/01/29	380
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ)	250	5.000	07/01/30	291
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	175	5.000	07/01/20	186
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	275	5.000	07/01/21	298
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	250	5.000	07/01/27	294
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	125	5.000	07/01/28	146

See accompanying notes which are an integral part of this quarterly report.

290 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	215	5.000	07/01/29	249
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	765	5.000	07/01/30	879
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds	1,960	5.000	01/01/36	2,292
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,660
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,196
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	227
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	482
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	441
Tempe Industrial Development Authority Revenue Bonds	5,000	4.000	10/01/23	5,031
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,501
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	889
Town of Marana Arizona Revenue Bonds	1,485	5.000	07/01/28	1,640
				51,280
Arkansas - 0.3%
City of Hot Springs Waterworks Revenue Bonds(µ)	310	4.000	10/01/33	323
City of Hot Springs Waterworks Revenue Bonds(µ)	300	4.000	10/01/35	311
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/36	621
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/37	619
City of Hot Springs Waterworks Revenue Bonds(µ)	600	4.000	10/01/38	618
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,150
Fort Smith School District No 100 General Obligation Limited	1,510	3.000	02/01/23	1,565
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	221
Southern Arkansas University Revenue Bonds(µ)	1,005	4.000	03/01/33	1,037
Southern Arkansas University Revenue Bonds(µ)	1,500	4.000	03/01/36	1,530
				7,995
California - 9.9%
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	428
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	659
Anaheim Housing & Public Improvements Authority Revenue Bonds	1,410	5.000	10/01/31	1,541
Anaheim Housing & Public Improvements Authority Revenue Bonds	1,150	5.000	10/01/32	1,256
Banning Unified School District General Obligation Unlimited(µ)	500	5.000	08/01/28	587
Beaumont Financing Authority Special Tax	1,000	5.000	09/01/45	1,084
Brea Redevelopment Agency Tax Allocation	600	5.000	08/01/32	700
Brentwood Infrastructure Financing Authority Special Assessment(µ)	995	5.000	09/02/29	1,139
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/28	119
Brentwood Union School District General Obligation Unlimited	110	5.000	08/01/29	130
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/30	118
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/32	234
Brentwood Union School District General Obligation Unlimited	250	5.000	08/01/33	291
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/25	1,171
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/26	1,186
California Health Facilities Financing Authority Revenue Bonds	1,265	5.000	02/01/27	1,514
California Health Facilities Financing Authority Revenue Bonds	1,350	5.000	02/01/28	1,584
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,087
California Health Facilities Financing Authority Revenue Bonds	365	5.000	08/15/32	417
California Health Facilities Financing Authority Revenue Bonds	600	5.000	08/15/33	681
California Health Facilities Financing Authority Revenue Bonds	1,600	5.000	08/15/35	1,803
California Municipal Finance Authority Revenue Bonds	690	5.000	08/15/27	836
California Municipal Finance Authority Revenue Bonds	350	5.000	01/01/31	423
California Municipal Finance Authority Revenue Bonds	370	5.000	01/01/32	444
California Municipal Finance Authority Revenue Bonds	800	5.000	08/15/32	930
California Municipal Finance Authority Revenue Bonds	1,200	5.000	08/15/34	1,385
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	1,350	0.830	05/15/24	1,350
California Statewide Communities Development Authority Revenue Bonds	245	3.500	11/01/18	246
California Statewide Communities Development Authority Revenue Bonds	2,520	5.000	04/01/19	2,581

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 291

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds	1,545	5.000	05/15/21	1,670
California Statewide Communities Development Authority Revenue Bonds	1,470	5.000	05/15/23	1,648
California Statewide Communities Development Authority Revenue Bonds	500	3.000	07/01/25	508
California Statewide Communities Development Authority Revenue Bonds(Å)	2,630	3.500	11/01/27	2,628
California Statewide Communities Development Authority Revenue Bonds	275	5.000	04/01/30	316
California Statewide Communities Development Authority Revenue Bonds	3,125	6.125	11/01/33	3,579
California Statewide Communities Development Authority Revenue Bonds	900	5.000	08/01/34	1,004
California Statewide Communities Development Authority Revenue Bonds	825	5.000	04/01/47	915
Cathedral City Redevelopment Agency Successor Agency Tax Allocation(µ)	560	5.000	08/01/32	630
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	595
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,190
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	774
City of Bell General Obligation Unlimited(µ)	500	3.375	08/01/33	488
City of Bell General Obligation Unlimited(µ)	500	3.375	08/01/34	485
City of Clovis Wastewater Revenue Bonds(µ)	1,400	5.000	08/01/28	1,678
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,755
City of Sacramento Unified School District General Obligation Unlimited(µ)	3,000	5.000	07/01/31	3,323
City of Vallejo California Water Revenue Bonds	1,755	5.250	05/01/27	1,986
City of Vallejo California Water Revenue Bonds	2,590	5.250	05/01/29	2,911
Corona-Norco Unified School District General Obligation Unlimited	3,430	4.000	08/01/39	3,600
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	214
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	543
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	138
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	1,105	5.000	09/01/28	1,295
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	400	5.000	09/01/29	466
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	775	5.000	09/01/32	888
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	668
El Camino Healthcare District General Obligation Unlimited(µ)	3,600	3.211	08/01/29	2,570
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,117
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	456
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	519
Golden State Tobacco Securitization Corp. Revenue Bonds	3,690	5.000	06/01/28	4,249
Golden State Tobacco Securitization Corp. Revenue Bonds	15,000	5.000	06/01/30	17,303
Golden State Tobacco Securitization Corp. Revenue Bonds	5,700	5.000	06/01/33	6,487
Golden State Tobacco Securitization Corp. Revenue Bonds	830	5.000	06/01/47	852
Golden State Tobacco Securitization Corp. Revenue Bonds	625	5.250	06/01/47	650
Grossmont-Cuyamaca Community College District General Obligation Unlimited	425	5.000	08/01/34	509
Grossmont-Cuyamaca Community College District General Obligation Unlimited	500	5.000	08/01/35	597
Grossmont-Cuyamaca Community College District General Obligation Unlimited	1,000	5.000	08/01/36	1,190
Grossmont-Cuyamaca Community College District General Obligation Unlimited	1,125	5.000	08/01/37	1,333
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds(µ)	1,000	5.000	06/01/36	1,133
Indio Water Authority Revenue Bonds(µ)	290	5.000	04/01/24	336
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	350	5.000	05/01/27	416
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	1,000	5.000	05/01/33	1,144
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ)	1,380	5.000	08/01/33	1,582
Los Angeles Department of Water & Power Revenue Bonds(Ê)	18,700	1.160	07/01/35	18,700
Lynwood Unified School District General Obligation Unlimited(µ)	565	3.418	08/01/31	360
Lynwood Unified School District General Obligation Unlimited(µ)	500	3.518	08/01/32	302
Lynwood Unified School District General Obligation Unlimited(µ)	685	3.668	08/01/33	392
Lynwood Unified School District General Obligation Unlimited(µ)	630	3.743	08/01/34	343
Lynwood Unified School District General Obligation Unlimited(µ)	785	3.843	08/01/35	406
Lynwood Unified School District General Obligation Unlimited(µ)	990	3.916	08/01/36	488
Lynwood Utility Authority Revenue Bonds(µ)	450	5.000	06/01/31	519
Lynwood Utility Authority Revenue Bonds(µ)	465	5.000	06/01/32	534
Napa Valley Community College District General Obligation Unlimited	4,000	4.000	02/01/21	3,882
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	804
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	867

See accompanying notes which are an integral part of this quarterly report.

292 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	957
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	383
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	120	5.000	10/01/27	143
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	170	5.000	10/01/28	202
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	350	5.000	10/01/29	413
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	185	5.000	10/01/30	217
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	390	5.000	10/01/31	454
Palmdale Water District Public Financing Authority Revenue Bonds(µ)	405	5.000	10/01/32	469
Palomar Health General Obligation Unlimited	2,230	5.000	08/01/29	2,571
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(µ)	1,900	5.000	09/01/25	2,229
Reef-Sunset Unified School District General Obligation Unlimited(µ)	665	5.000	08/01/38	765
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	3,425	2.239	05/15/37	3,170
Rio Vista Public Financing Authority Special Tax	505	5.000	09/01/26	587
Rio Vista Public Financing Authority Special Tax	275	5.000	09/01/27	319
Rio Vista Public Financing Authority Special Tax	285	5.000	09/01/29	328
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,629
Riverside County Public Financing Authority Tax Allocation(µ)	1,000	5.000	10/01/28	1,152
Riverside County Public Financing Authority Tax Allocation(µ)	1,150	5.000	10/01/30	1,318
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	2,405	5.000	10/01/21	2,346
Rosemead Community Development Commission Successor Agency Tax Allocation(µ)	490	5.000	10/01/27	586
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	4,200	0.719	12/01/35	4,070
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê)	500	1.894	06/01/34	481
Salinas City Elementary School District General Obligation Unlimited(µ)	2,950	4.099	07/01/34	1,580
Salinas City Elementary School District General Obligation Unlimited(µ)	1,885	4.172	07/01/36	919
Salinas City Elementary School District General Obligation Unlimited(µ)	3,180	4.205	07/01/37	1,478
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	2,974
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	9,585	5.000	01/15/29	10,720
San Leandro Unified School District General Obligation Unlimited(µ)	430	5.000	08/01/34	505
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,354
Sanger Unified School District General Obligation Unlimited(µ)	525	5.000	08/01/31	620
Sanger Unified School District General Obligation Unlimited(µ)	780	5.000	08/01/33	912
Sanger Unified School District General Obligation Unlimited(µ)	1,275	5.000	08/01/34	1,482
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/31	538
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/32	535
Santa Ana Unified School District Certificate of Participation(µ)	1,000	5.000	04/01/29	1,194
Santa Ana Unified School District Certificate of Participation(µ)	830	5.000	04/01/31	980
Santa Ana Unified School District Certificate of Participation(µ)	650	5.000	04/01/32	763
Santa Ana Unified School District Certificate of Participation(µ)	1,360	5.000	04/01/33	1,588
Santa Ana Unified School District Certificate of Participation(µ)	1,425	5.000	04/01/34	1,657
Santa Ana Unified School District Certificate of Participation(µ)	1,500	5.000	04/01/35	1,738
Santa Ana Unified School District Certificate of Participation(µ)	2,120	5.000	04/01/36	2,443
Santa Rosa Elementary School District General Obligation Unlimited(µ)	280	5.000	08/01/30	330
Santa Rosa Elementary School District General Obligation Unlimited(µ)	320	5.000	08/01/31	375
Santa Rosa Elementary School District General Obligation Unlimited(µ)	355	5.000	08/01/32	415
Santa Rosa Elementary School District General Obligation Unlimited(µ)	385	5.000	08/01/33	448
Santa Rosa Elementary School District General Obligation Unlimited(µ)	440	5.000	08/01/34	511
Santa Rosa Elementary School District General Obligation Unlimited(µ)	580	5.000	08/01/36	669
Santa Rosa High School District General Obligation Unlimited(µ)	850	5.000	08/01/33	989
Santa Rosa High School District General Obligation Unlimited(µ)	1,100	5.000	08/01/35	1,272
Shasta Lake Public Finance Authority Tax Allocation(µ)	135	5.000	12/01/25	159
South Orange County Public Financing Authority Special Assessment	1,500	5.000	08/15/28	1,816
South Orange County Public Financing Authority Special Assessment(µ)	1,600	5.000	08/15/29	1,925
South Orange County Public Financing Authority Special Assessment(µ)	700	5.000	08/15/30	836
South Orange County Public Financing Authority Special Assessment(µ)	385	5.000	08/15/31	457
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	978
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,066

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 293

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	658
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,568
State of California General Obligation Unlimited	365	5.250	07/01/21	378
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,169
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,778
State of California General Obligation Unlimited	4,825	5.000	10/01/27	5,713
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,758
State of California General Obligation Unlimited	450	5.000	02/01/31	495
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,421
				233,812
Colorado - 2.7%
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited	1,055	6.000	12/15/29	1,352
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited	3,240	6.000	12/15/30	4,135
Arkansas River Power Authority Revenue Bonds	1,000	5.000	10/01/27	1,145
Arkansas River Power Authority Revenue Bonds	1,200	5.000	10/01/28	1,379
Arkansas River Power Authority Revenue Bonds	1,005	5.000	10/01/29	1,148
Arkansas River Power Authority Revenue Bonds	1,000	5.000	10/01/30	1,136
BNC Metropolitan District No. 1 General Obligation Unlimited(µ)	360	5.000	12/01/32	406
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	515	4.000	12/01/27	512
Buffalo Ridge Metropolitan District General Obligation Unlimited(µ)	1,000	5.000	12/01/35	1,137
Centerra Metropolitan District No. 1 Tax Allocation(Å)	1,200	5.000	12/01/29	1,285
City & County of Denver Certificates of Participation(~)(Ê)	1,000	0.490	12/01/31	1,000
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,176
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,041
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,093
Colorado Educational & Cultural Facilities Authority Revenue Bonds	850	5.000	12/01/31	941
Colorado Health Facilities Authority Revenue Bonds(ae)(Ê)	2,750	2.800	05/15/23	2,767
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,682
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	721
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,855	1.289	12/01/33	1,740
Denver Health & Hospital Authority Revenue Bonds	295	4.250	12/01/33	300
Denver Health & Hospital Authority Revenue Bonds(Å)	1,000	5.000	12/01/34	1,100
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,727
Dominion Water & Sanitation District Revenue Bonds	5,500	5.250	12/01/27	5,812
E-470 Public Highway Authority Revenue Bonds	1,250	5.375	09/01/26	1,336
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	504
Glen Metropolitan District No. 2 General Obligation Unlimited	1,320	5.000	12/01/47	1,300
Grand River Hospital District General Obligation Unlimited(µ)	1,000	5.250	12/01/34	1,158
Grand River Hospital District General Obligation Unlimited(µ)	500	5.250	12/01/35	577
Grand River Hospital District General Obligation Unlimited(µ)	2,655	5.250	12/01/37	3,047
High Plains Metropolitan District General Obligation Unlimited(µ)	500	5.000	12/01/35	559
Park 70 Metropolitan District General Obligation Unlimited	165	5.000	12/01/19	172
Park 70 Metropolitan District General Obligation Unlimited	195	5.000	12/01/20	208
Park Creek Metropolitan District General Obligation Limited(µ)	1,150	5.000	12/01/28	1,310
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	1,942
Park Creek Metropolitan District Revenue Bonds	1,000	5.000	12/01/26	1,152
Park Creek Metropolitan District Revenue Tax Allocation	200	5.000	12/01/33	226
Park Creek Metropolitan District Revenue Tax Allocation	365	5.000	12/01/34	412
Park Creek Metropolitan District Revenue Tax Allocation	250	5.000	12/01/35	281
Park Creek Metropolitan District Revenue Tax Allocation	300	5.000	12/01/36	336
Park Creek Metropolitan District Revenue Tax Allocation	500	5.000	12/01/37	560
Public Authority for Colorado Energy Revenue Bonds	1,000	6.250	11/15/28	1,243
Regional Transportation District Certificate Of Participation(Å)	6,725	5.000	06/01/27	7,479
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.000	12/01/37	497
				63,034
Connecticut - 2.7%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,071
City of Bridgeport General Obligation Unlimited	1,500	5.000	08/15/27	1,684

See accompanying notes which are an integral part of this quarterly report.

294 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Bridgeport General Obligation Unlimited	1,640	5.000	11/01/33	1,802
City of Bridgeport General Obligation Unlimited	700	5.000	11/01/34	767
City of Hartford Connecticut General Obligation Unlimited(µ)	205	5.000	08/15/22	225
City of Hartford General Obligation Unlimited(µ)	1,000	5.000	04/01/21	1,070
City of Hartford General Obligation Unlimited	2,515	5.000	04/01/24	2,766
City of Hartford General Obligation Unlimited(µ)	250	5.000	07/01/25	282
City of Hartford General Obligation Unlimited(µ)	2,205	5.000	07/01/31	2,424
City of Hartford General Obligation Unlimited(µ)	100	5.000	10/01/31	109
City of Hartford General Obligation Unlimited	725	4.000	04/01/32	734
City of Hartford General Obligation Unlimited(µ)	370	4.000	07/15/33	382
City of Hartford General Obligation Unlimited(µ)	180	4.000	07/01/34	185
City of Hartford General Obligation Unlimited(µ)	65	3.750	07/15/35	65
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,169
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,136
City of West Haven General Obligation Unlimited	220	3.000	11/01/18	220
City of West Haven General Obligation Unlimited	500	3.000	11/01/19	501
City of West Haven General Obligation Unlimited	815	4.000	11/01/20	831
City of West Haven General Obligation Unlimited	1,225	4.000	11/01/21	1,249
City of West Haven General Obligation Unlimited	400	5.000	11/01/22	424
City of West Haven General Obligation Unlimited	1,070	5.000	11/01/23	1,140
City of West Haven General Obligation Unlimited	800	5.000	11/01/24	856
City of West Haven General Obligation Unlimited	725	5.000	11/01/25	776
City of West Haven General Obligation Unlimited	525	5.000	11/01/26	564
City of West Haven General Obligation Unlimited	760	5.000	11/01/27	816
Connecticut Clean Water Fund Revenue Bonds	3,945	5.000	05/01/32	4,627
Connecticut State Health & Educational Facilities Authority Revenue Bonds	600	5.000	07/01/24	671
Connecticut State Health & Educational Facilities Authority Revenue Bonds	760	5.000	07/01/25	855
Connecticut State Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/26	1,126
Metropolitan District General Obligation Unlimited(µ)	630	5.000	11/01/30	721
State of Connecticut General Obligation Unlimited	625	5.000	06/15/27	712
State of Connecticut General Obligation Unlimited	9,725	5.000	04/15/28	11,122
State of Connecticut General Obligation Unlimited	245	5.000	06/15/28	280
State of Connecticut General Obligation Unlimited	5,500	5.000	03/15/29	6,133
State of Connecticut General Obligation Unlimited	275	5.000	06/15/29	313
State of Connecticut General Obligation Unlimited	60	5.000	06/15/32	68
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	4,953
Town of Hamden General Obligation Unlimited(µ)	400	5.000	08/15/29	456
Town of Hamden General Obligation Unlimited(µ)	200	5.000	08/15/30	227
University of Connecticut Revenue Bonds(µ)	1,585	5.000	03/15/29	1,791
University of Connecticut Revenue Bonds(µ)	665	5.000	04/15/29	766
University of Connecticut Revenue Bonds(µ)	3,455	5.000	01/15/36	3,834
				63,903
Delaware - 0.3%
Delaware State Health Facilities Authority Revenue Bonds	800	5.000	07/01/29	930
State of Delaware General Obligation Unlimited	3,000	5.000	02/01/24	3,456
State of Delaware General Obligation Unlimited	2,455	5.000	02/01/25	2,872
				7,258
District of Columbia - 0.3%
District of Columbia Revenue Bonds	2,000	5.000	10/01/21	2,115
District of Columbia Revenue Bonds	2,000	3.875	07/01/24	2,000
District of Columbia Revenue Bonds	1,000	4.125	07/01/27	1,014
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,171
Metropolitan Washington Airports Authority Revenue Bonds	1,000	5.125	10/01/18	1,006
				8,306
Florida - 5.9%
Arborwood Community Development District Special Assessment(µ)	1,225	2.750	05/01/25	1,204
Arborwood Community Development District Special Assessment(µ)	1,260	3.000	05/01/26	1,243
Arborwood Community Development District Special Assessment(µ)	1,295	3.125	05/01/27	1,272

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 295

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Arborwood Community Development District Special Assessment(µ)	1,340	3.250	05/01/28	1,323
Bonterra Community Development District Special Assessment	195	2.750	05/01/24	193
Bonterra Community Development District Special Assessment	215	3.250	05/01/27	209
Bonterra Community Development District Special Assessment	220	3.400	05/01/28	214
Bonterra Community Development District Special Assessment	720	3.625	05/01/31	704
Bonterra Community Development District Special Assessment	655	4.000	05/01/37	639
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	220
Celebration Pointe Community Development District Special Assessment	350	4.000	05/01/22	356
Central Florida Expressway Authority Revenue Bonds	3,250	5.000	07/01/33	3,725
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,565
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,181
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	449
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	1,988
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	803
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,269
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	560
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	725
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,829
Corkscrew Farms Community Development District Special Assessment(Å)	100	3.750	11/01/23	100
Corkscrew Farms Community Development District Special Assessment(Å)	300	4.500	11/01/28	298
Country Greens Community Development District Special Assessment	20	2.000	05/01/20	20
Country Greens Community Development District Special Assessment	130	2.500	05/01/22	130
Country Greens Community Development District Special Assessment	105	2.750	05/01/23	105
County of Miami-Dade Florida Aviation Revenue Bonds	935	5.250	10/01/30	1,000
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,301
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	3,954
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	4.019	10/01/35	2,081
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	9,309
East Central Regional Wastewater Treatment Facilities Operation Board Revenue Bonds	1,465	5.000	10/01/44	1,677
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,515
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Å)	800	4.500	06/01/33	828
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Å)	150	4.750	06/01/38	156
Florida Municipal Power Agency Revenue Bonds(~)(µ)(Ê)	2,850	2.950	10/01/21	2,850
Florida Municipal Power Agency Revenue Bonds(~)(µ)(Ê)	3,275	2.970	10/01/21	3,275
Florida Municipal Power Agency Revenue Bonds(~)(µ)(Ê)	1,550	3.000	10/01/21	1,550
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,447
Flow Way Community Development District Special Assessment	210	4.000	11/01/28	208
Flow Way Community Development District Special Assessment	100	5.000	11/01/38	105
Golden Lakes Community Development District Special Assessment(µ)	15	3.000	05/01/22	15
Golden Lakes Community Development District Special Assessment(µ)	30	3.250	05/01/23	30
Golden Lakes Community Development District Special Assessment(µ)	80	3.500	05/01/24	81
Golden Lakes Community Development District Special Assessment(µ)	515	4.250	05/01/32	538
Harmony West Community Development District Special Assessment(Å)	350	4.125	05/01/24	350
Harmony West Community Development District Special Assessment(Å)	450	4.750	05/01/29	449
Harmony West Community Development District Special Assessment(Å)	660	5.100	05/01/38	658
Hillcrest Community Development District Special Assessment	300	4.000	11/01/28	297
Hillcrest Community Development District Special Assessment	300	4.500	11/01/38	295
JEA Electric System Revenue Bonds	645	5.000	10/01/20	689
K-Bar Ranch II Community Development District Special Assessment(Å)	500	4.000	05/01/28	495
Meadow Pointe III Community Development District Special Assessment	100	2.125	05/01/19	100
Meadow Pointe III Community Development District Special Assessment	100	2.500	05/01/20	100
Meadow Pointe III Community Development District Special Assessment	105	2.750	05/01/21	105
Meadow Pointe III Community Development District Special Assessment	110	3.250	05/01/23	112
Meadow Pointe IV Community Development District Special Assessment	100	2.100	05/01/19	100
Meadow Pointe IV Community Development District Special Assessment	100	2.400	05/01/20	100
Meadow Pointe IV Community Development District Special Assessment	105	2.625	05/01/21	105
Meadow Pointe IV Community Development District Special Assessment	105	2.750	05/01/22	105

See accompanying notes which are an integral part of this quarterly report.

296 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Meadow Pointe IV Community Development District Special Assessment	110	3.200	05/01/23	111
Mediterranea Community Development District Special Assessment	260	4.250	05/01/29	260
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,322
Miami-Dade County Expressway Authority Revenue Bonds	1,400	5.000	07/01/31	1,600
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	511
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	2,900
Naples Reserve Community Development District Special Assessment(Å)	535	4.625	11/01/29	530
North Dade Community Development District Special Assessment	77	3.000	05/01/20	78
North Dade Community Development District Special Assessment	81	3.000	05/01/21	82
North Dade Community Development District Special Assessment	81	3.000	05/01/22	82
North Dade Community Development District Special Assessment	84	3.000	05/01/23	84
North Dade Community Development District Special Assessment	88	3.500	05/01/24	89
North Dade Community Development District Special Assessment	92	3.500	05/01/25	93
North Dade Community Development District Special Assessment	96	3.500	05/01/26	97
North Dade Community Development District Special Assessment	100	3.500	05/01/27	100
North Dade Community Development District Special Assessment	99	3.500	05/01/28	98
North Dade Community Development District Special Assessment	327	3.750	05/01/31	324
North Dade Community Development District Special Assessment	824	4.000	05/01/38	810
Oak Creek Community Development District Special Assessment	160	2.300	05/01/19	160
Oak Creek Community Development District Special Assessment	165	2.625	05/01/20	166
Oak Creek Community Development District Special Assessment	165	3.000	05/01/21	167
Oak Creek Community Development District Special Assessment	170	3.300	05/01/22	172
Oak Creek Community Development District Special Assessment	180	3.500	05/01/23	183
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,315
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,120
Palm Glades Community Development District Special Assessment(Å)	750	4.000	11/01/33	765
Putnam County Development Authority Revenue Bonds	700	5.000	03/15/42	785
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	901
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,675
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,520
South Fork East Community Development District Special Assessment	2,000	4.125	05/01/36	2,004
South Village Community Development District Special Assessment	230	3.750	05/01/38	226
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	11,975
State of Florida General Obligation Unlimited	2,990	5.000	06/01/22	3,334
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	7,473
Timber Creek Community Development District Special Assessment(Å)	250	4.125	11/01/24	250
Timber Creek Community Development District Special Assessment(Å)	400	4.625	11/01/29	398
Timber Creek Community Development District Special Assessment(Å)	535	5.000	11/01/38	533
Town of Davie Educational Facilities Revenue Bonds	550	5.000	04/01/32	627
Village Community Development District No. 12 Special Assessment(Å)	1,535	3.800	05/01/28	1,555
Volusia County School Board Certificate Of Participation(µ)	1,280	5.000	08/01/32	1,441
				138,220
Georgia - 1.9%
Burke County Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê)	3,875	3.000	02/01/23	3,866
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê)	1,800	0.960	07/01/49	1,800
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,618
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,371
City of Atlanta Water & Wastewater Revenue Bonds(µ)(ae)	1,305	5.500	11/01/19	1,369
City of Atlanta Water & Wastewater Revenue Bonds(µ)	695	5.500	11/01/23	728
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,084
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)	21,265	2.152	09/01/23	21,190
Morgan County Hospital Authority Revenue Bonds	10,000	2.750	09/01/19	10,041
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,135
				45,202
Guam - 3.1%
Government of Guam Revenue Bonds	1,960	5.000	12/01/28	2,186
Guam Business Privilege Tax Revenue Bonds	7,860	5.000	11/15/26	8,824
Guam Government Business Privilege Tax Revenue Bonds	2,275	5.250	01/01/36	2,387

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 297

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/25	170
Guam Government Waterworks Authority Revenue Bonds	225	5.000	07/01/26	256
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/27	171
Guam Government Waterworks Authority Revenue Bonds	1,395	5.000	07/01/28	1,514
Guam Government Waterworks Authority Revenue Bonds	5,425	5.000	07/01/29	5,927
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/30	339
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/31	337
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/32	336
Guam Government Waterworks Authority Revenue Bonds	1,700	5.000	07/01/36	1,884
Guam Government Waterworks Authority Revenue Bonds	1,500	5.000	07/01/37	1,658
Guam Government Waterworks Authority Water & Wastewater System Revenue Bonds	300	5.000	07/01/31	334
Guam Power Authority Revenue Bonds(µ)	2,190	5.000	10/01/24	2,392
Guam Power Authority Revenue Bonds	2,650	5.000	10/01/33	2,913
Guam Power Authority Revenue Bonds	3,925	5.000	10/01/34	4,256
Guam Power Authority Revenue Bonds	2,690	5.000	10/01/35	2,935
Territory of Guam Revenue Bonds	2,750	5.000	12/01/19	2,854
Territory of Guam Revenue Bonds	400	5.000	12/01/21	432
Territory of Guam Revenue Bonds	5,060	5.000	12/01/22	5,557
Territory of Guam Revenue Bonds	2,450	5.000	12/01/23	2,723
Territory of Guam Revenue Bonds	500	5.375	12/01/24	525
Territory of Guam Revenue Bonds	4,675	5.000	12/01/29	5,191
Territory of Guam Revenue Bonds	2,260	5.000	12/01/30	2,499
Territory of Guam Revenue Bonds	9,525	5.000	01/01/31	9,980
Territory of Guam Revenue Bonds	785	5.000	01/01/32	821
Territory of Guam Revenue Bonds	1,000	5.000	12/01/33	1,093
Territory of Guam Revenue Bonds	1,465	5.000	11/15/34	1,593
Territory of Guam Revenue Bonds	555	5.000	12/01/35	604
				72,691
Idaho - 0.6%
Idaho Health Facilities Authority Revenue Bonds	1,390	5.000	09/01/24	1,523
Idaho Health Facilities Authority Revenue Bonds	1,835	5.000	09/01/26	2,029
Idaho Health Facilities Authority Revenue Bonds	2,090	5.000	09/01/27	2,294
Idaho Health Facilities Authority Revenue Bonds	2,045	5.000	09/01/28	2,235
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	773
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,644
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,846
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,025
				13,369
Illinois - 11.7%
Chicago Board of Education Capital Improvement Tax Bonds	10,000	5.750	04/01/33	11,523
Chicago Board of Education General Obligation Unlimited(µ)	640	5.500	12/01/19	661
Chicago Board of Education General Obligation Unlimited	4,000	5.000	12/01/20	4,127
Chicago Board of Education General Obligation Unlimited(µ)	4,000	4.638	12/01/23	3,314
Chicago Board of Education General Obligation Unlimited(µ)	675	5.000	12/01/25	752
Chicago Board of Education General Obligation Unlimited(µ)	810	5.000	12/01/26	908
Chicago Board of Education General Obligation Unlimited(µ)	2,995	5.000	12/01/27	3,127
Chicago Board of Education General Obligation Unlimited(µ)	2,750	5.000	12/01/28	3,110
Chicago Board of Education General Obligation Unlimited(µ)	1,750	4.322	12/01/30	996
Chicago Board of Education General Obligation Unlimited(µ)	3,000	5.000	12/01/31	3,351
Chicago Board of Education General Obligation Unlimited(µ)	3,500	5.000	12/01/32	3,897
Chicago Board of Education General Obligation Unlimited	325	5.000	04/01/34	354
Chicago Board of Education General Obligation Unlimited	250	5.000	04/01/35	271
Chicago Board of Education General Obligation Unlimited	225	5.000	04/01/36	244
Chicago Board of Education General Obligation Unlimited	210	5.000	04/01/37	227
Chicago Board of Education General Obligation Unlimited	5,000	7.000	12/01/42	5,990
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	4,862
Chicago O'Hare International Airport Revenue Bonds	4,250	5.000	01/01/33	4,752
Chicago Public Building Commission Revenue Bonds(µ)	1,330	5.250	12/01/18	1,345

See accompanying notes which are an integral part of this quarterly report.

298 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Chicago General Obligation Unlimited	6,570	5.000	12/01/23	6,769
City of Chicago General Obligation Unlimited	475	5.000	01/01/29	508
City of Chicago General Obligation Unlimited(µ)	6,150	5.250	01/01/31	6,695
City of Chicago General Obligation Unlimited	3,500	5.000	01/01/38	3,670
City of Chicago General Obligation Unlimited	325	5.000	01/01/40	328
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,126
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	577
City of Chicago Illinois General Obligation Unlimited	3,100	5.000	01/01/24	3,156
City of Chicago Illinois General Obligation Unlimited	1,000	6.000	01/01/38	1,126
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,038
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	560	5.000	01/01/28	589
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	760
City of Chicago Illinois Revenue Bonds	500	5.250	01/01/38	555
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	552
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,759
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,084
City of Chicago Wastewater Transmission Revenue Bonds	4,920	5.000	01/01/36	5,345
City of Chicago Waterworks Revenue Bonds	1,000	5.000	11/01/18	1,009
City of Chicago Waterworks Revenue Bonds(µ)	6,000	5.000	11/01/31	6,780
City of Country Club Hills General Obligation Unlimited(µ)	340	4.000	12/01/20	353
City of Country Club Hills General Obligation Unlimited(µ)	1,000	4.000	12/01/29	1,035
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	650
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,415
Coles Christian Clark etc Counties Community College District No 517 General
Obligation Unlimited(µ)	500	5.000	12/01/19	521
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,591
Cook County School District No 95 General Obligation Unlimited	465	4.000	12/01/24	499
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,500	5.000	12/01/22	1,628
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,575	5.000	12/01/23	1,734
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,140	5.000	12/01/24	1,262
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	610	5.000	12/01/26	683
County of Cook Illinois General Obligation Unlimited	350	5.000	11/15/21	381
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	693
Governors State University Certificate of Participation(µ)	500	4.125	01/01/22	501
Illinois Finance Authority Education Revenue Bonds	580	5.000	09/01/25	630
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,010
Illinois Finance Authority Revenue Bonds	1,180	4.000	02/15/19	1,184
Illinois Finance Authority Revenue Bonds	1,225	4.000	02/15/20	1,233
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,061
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,058
Illinois Finance Authority Revenue Bonds	2,150	5.000	02/15/27	2,196
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,005
Illinois Finance Authority Revenue Bonds	300	4.375	12/01/28	306
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/28	270
Illinois Finance Authority Revenue Bonds	3,000	5.000	01/01/29	3,319
Illinois Finance Authority Revenue Bonds	520	5.000	08/01/29	580
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,648
Illinois Finance Authority Revenue Bonds	315	5.000	12/01/29	337
Illinois Finance Authority Revenue Bonds	1,265	5.000	08/01/30	1,421
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/30	266
Illinois Finance Authority Revenue Bonds	1,175	5.000	08/01/31	1,321
Illinois Finance Authority Revenue Bonds	320	5.000	12/01/31	339
Illinois Finance Authority Revenue Bonds	745	5.000	08/01/32	834
Illinois Finance Authority Revenue Bonds	500	5.000	12/01/32	528
Illinois Finance Authority Revenue Bonds	200	5.000	01/01/36	216
Illinois Finance Authority Revenue Bonds	900	5.000	10/01/41	1,022
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	500	5.000	02/15/27	560
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	400	5.000	02/15/29	447

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 299

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Illinois General Obligation Unlimited	3,250	5.000	11/01/25	3,503
Illinois General Obligation Unlimited	720	5.000	05/01/42	757
Illinois General Obligation Unlimited	720	5.000	05/01/43	756
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,093
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,642
Illinois State University Revenue Bonds(µ)	435	5.000	04/01/21	461
Illinois State University Revenue Bonds(µ)	725	5.000	04/01/23	790
Illinois State University Revenue Bonds(µ)	360	5.000	04/01/24	395
Illinois State University Revenue Bonds(µ)	500	5.000	04/01/25	552
Kendall County Forest Preserve District General Obligation Unlimited(µ)	1,000	5.000	01/01/20	1,043
Lake County Hawthorn Community Consolidated School District No 73 General
Obligation Unlimited(µ)	315	1.952	12/01/18	313
Madison & Jersey Counties Unit School District No. 11(µ)	185	5.000	03/01/28	207
McHenry & Kane Counties Community Consolidated School District No. 158 General
Obligation Unlimited(µ)	1,000	3.099	01/01/21	946
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	923
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,505
Metropolitan Pier & Exposition Authority Revenue Bonds	355	5.000	12/15/27	390
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	8,565	5.000	12/15/28	9,061
Metropolitan Pier & Exposition Authority Revenue Bonds	1,300	5.000	12/15/30	1,432
Metropolitan Pier & Exposition Authority Revenue Bonds	540	4.700	06/15/31	301
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	4.850	06/15/31	837
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	4.950	06/15/31	917
Metropolitan Pier & Exposition Authority Revenue Bonds	555	5.000	12/15/31	610
Metropolitan Pier & Exposition Authority Revenue Bonds	600	5.000	12/15/33	655
Metropolitan Pier & Exposition Authority Revenue Bonds	500	5.000	12/15/34	544
Northern Illinois Municipal Power Agency Revenue Bonds	345	5.000	12/01/26	398
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,025
Sales Tax Securitization Corp. Revenue Bonds	6,590	5.000	01/01/35	7,399
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,638
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	943
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,108
St. Charles Park District General Obligation Unlimited	925	5.000	12/15/18	937
State of Illinois General Obligation Unlimited(µ)	500	5.500	08/01/18	500
State of Illinois General Obligation Unlimited	5,000	5.000	11/01/19	5,161
State of Illinois General Obligation Unlimited(µ)	730	5.000	01/01/20	757
State of Illinois General Obligation Unlimited	515	5.000	02/01/21	538
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,092
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,148
State of Illinois General Obligation Unlimited	3,025	4.000	02/01/22	3,076
State of Illinois General Obligation Unlimited	200	5.000	05/01/22	211
State of Illinois General Obligation Unlimited	225	5.000	07/01/22	238
State of Illinois General Obligation Unlimited(µ)	2,750	5.000	08/01/22	2,952
State of Illinois General Obligation Unlimited	130	4.000	01/01/23	132
State of Illinois General Obligation Unlimited	400	5.000	02/01/24	428
State of Illinois General Obligation Unlimited	4,655	5.000	08/01/24	4,904
State of Illinois General Obligation Unlimited	230	4.500	09/01/24	230
State of Illinois General Obligation Unlimited	240	4.000	01/01/25	241
State of Illinois General Obligation Unlimited	285	5.000	01/01/25	291
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,403
State of Illinois General Obligation Unlimited	100	4.000	03/01/26	100
State of Illinois General Obligation Unlimited	110	5.500	07/01/26	118
State of Illinois General Obligation Unlimited	155	4.750	09/01/26	155
State of Illinois General Obligation Unlimited	10,000	5.000	11/01/26	10,791
State of Illinois General Obligation Unlimited	125	5.000	04/01/27	133
State of Illinois General Obligation Unlimited	3,735	5.500	07/01/27	4,017
State of Illinois General Obligation Unlimited	385	4.000	09/01/27	382

See accompanying notes which are an integral part of this quarterly report.

300 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Illinois General Obligation Unlimited	200	5.000	05/01/28	212
State of Illinois General Obligation Unlimited	5,700	5.000	11/01/28	6,123
State of Illinois General Obligation Unlimited(µ)	4,500	4.000	02/01/30	4,664
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,288
State of Illinois General Obligation Unlimited	250	5.250	07/01/30	264
State of Illinois General Obligation Unlimited	50	5.000	03/01/31	52
State of Illinois General Obligation Unlimited	120	4.250	01/01/36	116
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	13,395
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	508
Town of Cicero General Obligation Unlimited(µ)	785	5.000	01/01/21	830
Town of Cicero General Obligation Unlimited(µ)	825	5.000	01/01/22	888
Town of Cicero General Obligation Unlimited(µ)	915	5.000	01/01/24	1,013
Town of Cicero General Obligation Unlimited(µ)	500	5.000	01/01/25	559
Town of Cicero General Obligation Unlimited(µ)	1,010	5.000	01/01/26	1,136
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,171
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,586
Village of Bellwood Illinois General Obligation Unlimited	600	5.875	12/01/27	678
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,324
Village of East Dundee Illinois General Obligation Unlimited(µ)	420	4.000	12/01/23	445
Village of Rosemont General Obligation Unlimited(µ)	1,430	5.000	12/01/26	1,615
Village of Rosemont General Obligation Unlimited(µ)	1,500	5.000	12/01/27	1,693
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,094	5.000	03/01/34	1,203
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	844
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,261
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	799
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	513
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	618
Will County School District No 114 Manhattan General Obligation Unlimited(µ)	1,630	3.500	01/01/25	1,682
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	985	5.000	12/01/24	1,108
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	1,550	5.000	12/01/25	1,749
				275,390
Indiana - 0.1%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,065
City of Rockport Pollution Control Revenue Bonds	1,500	3.050	06/01/25	1,505
Hamilton Southeastern Consolidated School Building Corp. Revenue Bonds	570	5.000	01/15/28	675
				3,245
Iowa - 0.5%
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,255
City of Orange Sewer Revenue Bonds(µ)	180	4.000	06/01/28	191
City of Orange Sewer Revenue Bonds(µ)	210	4.000	06/01/32	218
City of Orange Sewer Revenue Bonds(µ)	440	4.000	06/01/34	454
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,434
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,644
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,348
				12,544
Kansas - 0.5%
Crawford County Unified School District General Obligation Unlimited(µ)	650	5.000	09/01/35	736
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,110	5.000	04/01/31	1,238
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/32	1,111
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/38	1,095
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,475
Wyandotte County City Unified Government Revenue Bonds(Å)	2,000	4.500	12/01/40	2,023
				10,678
Kentucky - 0.9%
City of Murray Kentucky Revenue Bonds(Ê)	420	2.000	08/01/18	420
County of Knox General Obligation Unlimited(µ)	505	5.000	10/01/35	569

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 301

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Kentucky Economic Development Finance Authority Revenue Bonds	2,000	3.000	05/15/22	2,001
Kentucky Economic Development Finance Authority Revenue Bonds	2,500	5.000	06/01/27	2,773
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	2,043
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,553
Kentucky Property & Building Commission Revenue Bonds(µ)	2,750	5.000	05/01/31	3,144
Kentucky Property & Building Commission Revenue Bonds(µ)	2,000	5.000	05/01/32	2,278
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê)	3,500	4.000	04/01/24	3,722
Louisville/Jefferson County Metropolitan Government Revenue Bonds	2,100	5.000	10/01/33	2,363
				20,866
Louisiana - 2.0%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,114
City of Shreveport General Obligation Unlimited(µ)	2,000	5.000	08/01/28	2,301
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,362
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,135
City of Shreveport Water & Sewer Revenue Bonds(µ)	1,020	5.000	12/01/31	1,186
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	7,650	0.500	08/01/35	7,650
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	5,350	0.700	12/01/40	5,350
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	860
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	794
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	2,500	5.000	10/01/28	2,964
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	4,000	3.500	11/01/32	3,911
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,030
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	120	0.870	04/02/23	120
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,817
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	650
Red River Parish School Board General Obligation Unlimited	570	5.000	03/01/27	669
Red River Parish School Board General Obligation Unlimited	630	5.000	03/01/28	736
Red River Parish School Board General Obligation Unlimited	300	4.000	03/01/37	315
Red River Parish School Board General Obligation Unlimited	200	4.000	03/01/38	208
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	7,586
State of Louisiana General Obligation Unlimited	850	5.000	08/01/24	976
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,472
				46,206
Maryland - 0.6%
Baltimore Convention Center Hotel Revenue Bonds	1,150	5.000	09/01/33	1,299
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/34	1,117
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/35	1,113
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/36	1,112
County of Montgomery General Obligation Unlimited(Ê)	1,000	0.900	11/01/37	1,000
County of Prince George's Revenue Bonds	1,175	5.000	04/01/19	1,197
Maryland Economic Development Corp. Revenue Bonds	730	5.125	06/01/20	764
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	908
Maryland Economic Development Corp. Revenue Bonds	1,500	5.000	06/01/35	1,674
State of Maryland Department of Transportation Revenue Bonds	2,995	4.000	09/01/27	3,348
				13,532
Massachusetts - 1.3%
City of Boston General Obligation Unlimited	2,000	5.000	04/01/25	2,356
Commonwealth of Massachusetts General Obligation Limited	4,000	4.000	05/01/39	4,154
Commonwealth of Massachusetts General Obligation Unlimited(Ê)	6,655	1.164	05/01/37	6,430
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê)	1,830	2.150	05/01/37	1,768
Massachusetts Clean Water Trust (The) Revenue Bonds	3,795	5.000	02/01/23	4,300
Massachusetts Clean Water Trust (The) Revenue Bonds(~)(Ê)	5,000	2.964	08/01/23	5,056
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,871
Massachusetts Development Finance Agency Revenue Bonds	3,665	5.000	07/01/34	4,115
				30,050
Michigan - 3.6%

See accompanying notes which are an integral part of this quarterly report.

302 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,719
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,782
City of Detroit Sewage Disposal System Revenue Bonds(µ)	785	5.250	07/01/29	788
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,008
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,031
Eastern Michigan University Revenue Bonds(µ)	740	5.000	03/01/30	849
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/31	1,144
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/33	1,135
Ecorse Public School District General Obligation Unlimited	610	4.000	05/01/19	621
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,753
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,130
Kalamazoo Hospital Finance Authority Revenue Bonds	1,500	4.000	05/15/31	1,546
Karegnondi Water Authority Revenue Bonds	855	5.000	11/01/34	947
Karegnondi Water Authority Revenue Bonds	1,000	5.000	11/01/35	1,104
Karegnondi Water Authority Revenue Bonds	1,400	5.000	11/01/37	1,543
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,569
Michigan Finance Authority Obligation Revenue Bonds	2,145	5.000	02/01/22	2,297
Michigan Finance Authority Obligation Revenue Bonds	3,000	5.250	02/01/27	3,397
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	463
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	634
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	783
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	837
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	717
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,248
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,100
Michigan Finance Authority Revenue Bonds	1,660	5.000	12/01/28	1,961
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,503
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,370
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,105
Michigan Finance Authority Revenue Bonds	5,000	5.000	11/15/31	5,662
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	550
Michigan Finance Authority Revenue Bonds	1,500	4.000	11/15/36	1,521
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	626
Michigan Financial Authority Revenue Bonds	1,000	5.000	11/01/27	1,105
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,052
Michigan Strategic Fund Tax Allocation(~)(Ê)	15,000	4.125	07/01/45	15,027
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,890	5.125	06/01/22	2,890
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	502
University of Michigan Revenue Bonds(ae)(Ê)	2,390	1.780	04/01/22	2,393
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	492
Wayne County Airport Authority Revenue Bonds(µ)	3,915	5.000	12/01/39	4,361
				85,265
Minnesota - 0.8%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	1,882
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	675	5.000	11/15/20	725
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	965	5.000	11/15/28	1,130
City of Rochester Minnesota Revenue Bonds(~)(Ê)	1,125	4.000	11/15/30	1,133
City of St Paul Housing & Redevelopment Authority Revenue Bonds(ae)(Ê)	2,300	2.200	09/01/20	2,309
County of Kanabec Healthcare Revenue Bonds	4,000	2.750	12/01/19	4,003
Minnesota Higher Education Facilities Authority Revenue Bonds	1,010	5.000	10/01/28	1,191
Minnesota Higher Education Facilities Authority Revenue Bonds	1,015	5.000	10/01/29	1,190
Minnesota Higher Education Facilities Authority Revenue Bonds	585	5.000	10/01/31	678
State of Minnesota General Obligation Unlimited	700	3.000	10/01/29	706
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,295
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,407
				19,649

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 303

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Mississippi - 0.6%
Mississippi Business Finance Corp. Revenue Bonds(Ê)	300	0.600	12/01/30	300
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,124
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,115
Mississippi Development Bank Revenue Bonds	6,750	5.000	03/01/43	7,717
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds(Ê)	2,750	2.125	01/09/19	2,750
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	2,000	5.000	09/01/36	2,155
				15,161
Missouri - 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	815
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	1,968
Cape Girardeau County Industrial Development Authority Revenue Bonds	970	5.000	03/01/29	1,075
Cape Girardeau County Industrial Development Authority Revenue Bonds	1,000	5.000	03/01/30	1,103
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,226
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	517
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,034
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,034
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,747
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	2,957
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,655
Industrial Development Authority of the City of St. Louis Revenue Bonds	595	4.375	11/15/35	610
Lees Summit Industrial Development Authority Revenue Bonds	1,550	5.000	08/15/36	1,631
Missouri State Health & Educational Facilities Authority Revenue Bonds(~)(Ê)	1,000	0.840	02/15/33	1,000
Nixa Public Schools General Obligation Unlimited	245	5.000	03/01/33	257
				18,629
Montana - 0.4%
Montana Finance Authority Health Facilities Revenue Bonds	410	5.000	06/01/33	469
Montana Finance Authority Health Facilities Revenue Bonds	1,000	5.000	06/01/34	1,140
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	650	5.000	07/01/25	753
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	1,335	5.000	07/01/26	1,561
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	1,460	5.000	07/01/27	1,718
Yellowstone County Lockwood School District No 26 General Obligation Unlimited	2,680	5.000	07/01/28	3,195
				8,836
Nebraska - 0.6%
Central Plains Energy Project Revenue Bonds	2,500	5.000	09/01/26	2,837
Central Plains Energy Project Revenue Bonds	2,000	5.000	09/01/30	2,319
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,711
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,867
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,103
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,090
Scotts Bluff County Hospital Authority Revenue Bonds	1,000	5.000	02/01/20	1,032
				14,959
Nevada - 0.5%
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,098
Clark County General Obligation Unlimited	2,555	5.000	06/01/33	3,004
County of Clark Nevada Revenue Bonds	1,965	5.000	07/01/29	2,217
Nevada Department of Business & Industrial Revenue Bonds	750	4.500	12/15/29	764
Nevada Department of Business & Industry Revenue Bonds	350	3.125	07/15/22	346
Nevada Department of Business & Industry Revenue Bonds	340	5.000	07/15/27	359
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	2,803
Truckee Meadows Water Authority Revenue Bonds	1,600	5.000	07/01/37	1,814
				12,405
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,500	5.000	01/01/34	1,646
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,825	5.000	01/01/36	1,997
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,615	5.000	01/01/37	1,765
				5,408

See accompanying notes which are an integral part of this quarterly report.

304 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey - 5.2%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,016
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,179
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	322
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	605
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,021
City of Atlantic City General Obligation Unlimited(µ)	400	4.000	11/01/18	402
City of Atlantic City General Obligation Unlimited(µ)	300	5.000	03/01/24	335
City of Atlantic City General Obligation Unlimited(µ)	500	5.000	03/01/25	564
City of Atlantic City General Obligation Unlimited(µ)	450	5.000	03/01/26	512
City of Atlantic City General Obligation Unlimited(µ)	750	5.000	03/01/32	840
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,667
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,068
City of Paterson New Jersey General Obligation Unlimited(µ)	1,180	5.000	01/15/23	1,287
City of Trenton New Jersey General Obligation Unlimited(µ)	1,410	5.000	07/15/23	1,568
Jersey City General Obligation Unlimited	450	5.000	11/01/31	523
New Jersey Building Authority Revenue Bonds(µ)	580	5.000	06/15/28	655
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,507
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	6,609
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	2,903
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	80
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,209
New Jersey Economic Development Authority Revenue Bonds(µ)	700	5.500	09/01/24	797
New Jersey Economic Development Authority Revenue Bonds(µ)	1,265	5.250	07/01/26	1,446
New Jersey Economic Development Authority Revenue Bonds	795	5.000	07/01/27	886
New Jersey Economic Development Authority Revenue Bonds(µ)	2,005	5.000	07/01/28	2,285
New Jersey Economic Development Authority Revenue Bonds	1,665	5.000	06/15/29	1,802
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	803
New Jersey Economic Development Authority Revenue Bonds	340	3.000	06/01/32	323
New Jersey Economic Development Authority Revenue Bonds	660	5.000	06/01/32	762
New Jersey Economic Development Authority Revenue Bonds(µ)	1,720	5.000	07/01/35	1,915
New Jersey Economic Development Authority Revenue Bonds(Å)	1,000	5.000	06/15/37	1,089
New Jersey Educational Facilities Authority Revenue Bonds(µ)	450	5.000	07/01/32	502
New Jersey Educational Facilities Authority Revenue Bonds(µ)	3,085	5.000	07/01/33	3,568
New Jersey Educational Facilities Authority Revenue Bonds	950	5.000	07/01/36	1,032
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,380
New Jersey Health Care Facilities Financing Authority Revenue Bonds	900	3.850	07/01/20	936
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,137
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,169
New Jersey Health Care Facilities Financing Authority Revenue Bonds	2,300	5.000	07/01/29	2,665
New Jersey Health Care Facilities Financing Authority Revenue Bonds	300	5.000	07/01/30	333
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,157
New Jersey State Turnpike Authority Revenue Bonds	5,550	5.000	01/01/22	6,106
New Jersey State Turnpike Authority Revenue Bonds	2,485	5.000	01/01/23	2,793
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,446
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	842
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	2,750	5.500	12/15/20	2,964
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,500	5.000	06/15/24	2,784
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	3,000	5.250	01/01/26	3,520
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,750	4.370	12/15/26	1,269
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,260	5.000	06/15/29	2,519
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,125	4.554	12/15/29	704
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,735	5.000	06/15/30	3,823
New Jersey Transportation Trust Fund Authority Revenue Bonds	5,585	5.000	06/15/31	6,177
New Jersey Transportation Trust Fund Authority Revenue Bonds	14,860	4.934	12/15/36	6,422
New Jersey Transportation Trust Fund Authority Revenue Bonds	21,585	4.975	12/15/38	8,362
New Jersey Turnpike Authority Revenue Bonds(ae)	170	5.000	07/01/22	190

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 305

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Turnpike Authority Revenue Bonds	1,000	5.000	01/01/23	1,127
New Jersey Turnpike Authority Revenue Bonds	2,330	5.000	01/01/27	2,600
New Jersey Turnpike Authority Revenue Bonds	1,625	5.000	01/01/32	1,890
New Jersey Turnpike Authority Revenue Bonds	2,000	5.000	01/01/33	2,295
Newark Housing Authority Revenue Bonds(µ)	350	5.000	12/01/20	371
Tobacco Settlement Financing Corp. Revenue Bonds	5,675	3.200	06/01/27	5,732
				121,795
New York - 7.1%
Amherst Development Corp. Revenue Bonds	570	5.000	10/01/24	628
Amherst Development Corp. Revenue Bonds	600	5.000	10/01/25	664
Amherst Development Corp. Revenue Bonds	630	5.000	10/01/26	701
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,481
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	942
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,487
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/29	577
Build NYC Resource Corp. Revenue Bonds	700	5.000	08/01/30	805
Build NYC Resource Corp. Revenue Bonds	600	5.000	08/01/32	685
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/33	569
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,552
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	2,789
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,729
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,305
City of New York New York General Obligation Unlimited(~)(Ê)	1,000	0.430	01/01/36	1,000
City of New York New York General Obligation Unlimited(~)(Ê)	1,000	0.860	08/01/38	1,000
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	667
County of Monroe General Obligation Limited(µ)	1,000	5.000	06/01/21	1,086
Hudson Yards Infrastructure Corp. Revenue Bonds	7,495	5.000	02/15/35	8,592
Hudson Yards Infrastructure Corp. Revenue Bonds	10,000	5.000	02/15/37	11,407
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/32	1,157
Long Island Power Authority Electrical Systems Revenue Bonds	750	5.000	09/01/33	864
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/34	1,148
Long Island Power Authority Electrical Systems Revenue Bonds	1,250	5.000	09/01/35	1,431
Long Island Power Authority Electrical Systems Revenue Bonds	1,825	5.000	09/01/37	2,079
Metropolitan Transportation Authority Revenue Bonds(ae)	1,155	6.500	11/15/18	1,172
Metropolitan Transportation Authority Revenue Bonds(µ)(ae)(Ê)	4,000	2.014	04/06/20	4,009
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,575
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,271
Metropolitan Transportation Authority Revenue Bonds	1,475	5.000	11/15/27	1,637
Metropolitan Transportation Authority Revenue Bonds	6,365	5.000	11/15/28	7,497
Metropolitan Transportation Authority Revenue Bonds	275	6.500	11/15/28	279
Metropolitan Transportation Authority Revenue Bonds	1,500	5.000	11/15/29	1,778
Metropolitan Transportation Authority Revenue Bonds	3,000	5.000	11/15/30	3,536
New York City Housing Development Corp. Revenue Bonds(~)(ae)(Ê)	625	2.000	12/31/21	624
New York City Housing Development Corp. Revenue Bonds	1,560	3.500	02/15/48	1,557
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,539
New York City Transitional Finance Authority Building Aid Revenue Bonds	2,635	5.000	07/15/28	3,119
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	955
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,363
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,398
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,500	5.000	08/01/34	4,048
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,013
New York City Water & Sewer System Revenue Bonds(~)(Ê)	1,000	0.700	06/15/43	1,000
New York State Dormitory Authority Revenue Bonds(ae)	955	5.250	02/15/19	975
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,042
New York State Dormitory Authority Revenue Bonds	45	5.250	02/15/21	46
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	196
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,610

See accompanying notes which are an integral part of this quarterly report.

306 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	806
New York State Dormitory Authority Revenue Bonds(µ)	430	5.250	07/01/23	481
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,555
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	770
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,679
New York State Dormitory Authority Revenue Bonds	1,285	5.000	07/01/27	1,546
New York State Dormitory Authority Revenue Bonds	1,000	5.000	08/01/27	1,151
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	1,914
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,585
New York State Dormitory Authority Revenue Bonds	1,215	5.000	07/01/33	1,435
New York State Dormitory Authority Revenue Bonds	1,500	5.000	10/01/38	1,764
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	90	3.050	12/01/25	90
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	500	3.108	12/01/25	500
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	3,190	0.433	03/01/27	3,190
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	1,500	3.090	07/01/29	1,500
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	770
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	12,811
Rensselaer City School District Certificate Of Participation(µ)	485	5.000	06/01/20	515
Rockland County General Obligation Unlimited(µ)	2,170	5.000	05/01/26	2,555
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,084
Triborough Bridge & Tunnel Authority Revenue Bonds	5,170	5.000	11/15/33	6,020
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,063
TSASC, Inc. New York Revenue Bonds	1,500	5.000	06/01/29	1,688
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,470
				168,526
North Carolina - 0.4%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	765
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	783
North Carolina Medical Care Commission Revenue Bonds	2,105	5.000	11/01/31	2,378
North Carolina Turnpike Authority Revenue Bonds(µ)	1,310	5.000	01/01/28	1,508
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,647
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,027
				9,108
North Dakota - 0.1%
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,428
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	500
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	543
				2,471
Ohio - 4.3%
American Municipal Power, Inc. Revenue Bonds	1,790	5.000	02/15/34	2,003
American Municipal Power, Inc. Revenue Bonds	1,605	5.000	02/15/36	1,787
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,450	5.125	06/01/24	5,435
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,660	5.375	06/01/24	1,660
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,663
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,495	5.750	06/01/34	6,511
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,022
City of Cleveland Income Tax Revenue Bonds(ae)	375	5.000	10/01/23	429
City of Cleveland Income Tax Revenue Bonds	1,125	5.000	10/01/37	1,241
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,246
City of Columbus General Obligation Unlimited	4,685	4.000	04/01/33	5,025
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,234
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	15,669
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,209
County of Hamilton Ohio Revenue Bonds	1,350	5.000	01/01/31	1,475
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,192
County of Montgomery Ohio Revenue Bonds(~)(Ê)	4,290	0.570	11/15/39	4,290
County of Montgomery Ohio Revenue Bonds(~)(Ê)	9,330	0.590	11/15/39	9,330
Cuyahoga County Hospital Revenue Bonds	7,450	5.000	02/15/37	7,950

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 307

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	984
Middletown City School District General Obligation Unlimited	5	5.250	12/01/34	6
North Olmsted City School District General Obligation Unlimited(Ê)	420	1.750	12/01/19	421
Ohio Higher Educational Facility Commission Revenue Bonds	520	5.000	07/01/31	597
Ohio Higher Educational Facility Commission Revenue Bonds	750	5.000	07/01/33	851
Ohio Higher Educational Facility Commission Revenue Bonds	820	5.000	07/01/34	932
Ohio Higher Educational Facility Commission Revenue Bonds	695	4.000	07/01/36	719
Ohio Higher Educational Facility Commission Revenue Bonds	600	4.000	07/01/37	619
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	6,627
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	3,889
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,121
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,079
University of Cincinnati Revenue Bonds(Ê)	5,000	1.732	06/01/20	5,003
				101,219
Oklahoma - 1.1%
Cache Educational Facilities Authority Revenue Bonds	3,570	5.000	09/01/28	4,218
Oklahoma County Finance Authority Revenue Bonds	160	5.000	10/01/18	161
Oklahoma County Finance Authority Revenue Bonds	500	5.000	10/01/26	577
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/22	1,089
Oklahoma Development Finance Authority Revenue Bonds	750	5.000	08/15/23	827
Oklahoma Development Finance Authority Revenue Bonds	450	5.000	08/15/24	501
Oklahoma Development Finance Authority Revenue Bonds	700	5.000	08/15/25	786
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/26	1,130
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,283
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.000	08/15/33	3,362
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.250	08/15/43	3,384
Oklahoma Turnpike Authority Revenue Bonds	600	4.000	01/01/42	622
Oklahoma Water Resources Board Revenue Bonds	2,725	5.000	04/01/31	3,197
Oklahoma Water Resources Board Revenue Bonds	1,750	5.000	04/01/32	2,044
Oklahoma Water Resources Board Revenue Bonds	1,500	5.000	04/01/33	1,746
				25,927
Oregon - 0.1%
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	280	5.000	10/01/19	285
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,150
Oregon State Facilities Authority Revenue Bonds	750	5.000	10/01/36	768
				3,203
Pennsylvania - 4.8%
Allegheny County Higher Education Building Authority Revenue Bonds	410	5.000	10/15/19	422
Allegheny County Higher Education Building Authority Revenue Bonds	590	5.000	10/15/20	619
Allegheny County Higher Education Building Authority Revenue Bonds	615	5.000	10/15/21	657
Allegheny County Higher Education Building Authority Revenue Bonds	790	5.000	10/15/26	884
Allegheny County Higher Education Building Authority Revenue Bonds	835	5.000	10/15/27	931
Allegheny County Higher Education Building Authority Revenue Bonds	870	5.000	10/15/28	964
Allegheny County Higher Education Building Authority Revenue Bonds	660	3.000	10/15/29	596
Berks County Municipal Authority Revenue Bonds(ae)	980	5.250	11/01/19	1,021
Berks County Municipal Authority Revenue Bonds	980	5.250	11/01/24	1,023
Bucks County Industrial Development Authority Revenue Bonds	330	5.000	10/01/30	367
Bucks County Industrial Development Authority Revenue Bonds	350	5.000	10/01/31	388
City of Philadelphia General Obligation Unlimited(µ)	890	5.000	08/01/24	919
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/33	5,624
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/34	5,612
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,523
City of Scranton General Obligation Unlimited	1,000	5.000	09/01/18	1,002
City of Scranton General Obligation Unlimited	1,815	5.000	09/01/21	1,930
City of Scranton General Obligation Unlimited	1,925	5.000	09/01/22	2,068
City of Wilkes-Barre General Obligation Unlimited(µ)	1,000	4.000	11/15/38	1,012
City of York General Obligation Unlimited	105	5.000	11/15/24	119
City of York General Obligation Unlimited	1,955	5.000	11/15/26	2,221

See accompanying notes which are an integral part of this quarterly report.

308 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of York General Obligation Unlimited	1,755	5.000	11/15/27	2,008
Coatesville Area School District Building Authority Revenue Bonds(µ)	425	5.000	12/01/24	460
Coatesville Area School District Building Authority Revenue Bonds(µ)	385	5.000	12/01/25	415
Coatesville Area School District Building Authority Revenue Bonds(µ)	335	5.000	12/01/26	360
Coatesville Area School District Building Authority Revenue Bonds(µ)	360	5.000	12/01/27	386
Commonwealth Financing Authority Revenue Bonds(µ)	13,000	4.000	06/01/39	13,275
Commonwealth of Pennsylvania General Obligation Unlimited	6,075	5.000	08/15/23	6,832
County of Luzerne General Obligation Unlimited(µ)	500	5.000	12/15/27	570
Dauphin County General Authority University Revenue Bonds	4,240	4.000	10/15/22	4,262
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,237
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,257
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,669
Delaware Valley Regional Finance Authority Revenue Bonds(ae)(Ê)	10,000	2.282	09/01/25	10,001
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	352
General Authority of Southcentral Pennsylvania Revenue Bonds	370	5.000	12/01/28	419
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	1,750	5.000	07/01/23	1,916
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	557
Mifflin County School District General Obligation Limited(µ)	870	5.000	09/01/29	983
Mifflin County School District General Obligation Limited(µ)	1,000	5.000	09/01/30	1,127
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,293
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	315
Northampton County General Purpose Authority Revenue Bonds	150	5.000	10/01/31	165
Northern Tioga School District General Obligation Limited(µ)	650	5.000	04/01/30	746
Pennsylvania Higher Education Facilities Authority Revenue Bonds(ae)	1,830	5.250	05/01/21	1,998
Pennsylvania Higher Education Facilities Authority Revenue Bonds	110	5.250	05/01/24	119
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.000	12/01/22	1,117
Philadelphia Authority for Industrial Development Revenue Bonds	700	5.875	06/15/22	735
Philadelphia Authority for Industrial Development Revenue Bonds(µ)	510	5.000	12/01/29	581
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,216
School District of Philadelphia (The) General Obligation Limited(µ)	4,605	5.000	09/01/27	5,251
Scranton School District General Obligation Limited	1,175	5.000	06/01/19	1,202
Scranton School District General Obligation Unlimited(µ)	490	5.000	06/01/32	548
Scranton School District General Obligation Unlimited(µ)	330	5.000	12/01/33	370
Scranton School District General Obligation Unlimited(µ)	575	5.000	06/01/34	639
Scranton School District General Obligation Unlimited(µ)	560	5.000	06/01/36	618
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,101
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,268
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,090
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,089
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,562
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,025
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	225
West Mifflin School District General Obligation Limited(µ)	1,000	5.000	04/01/28	1,111
West Mifflin School District General Obligation Limited(µ)	3,045	4.000	04/01/30	3,100
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	605
				113,077
Puerto Rico - 2.8%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	660	5.500	07/01/19	676
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	430	5.250	07/01/20	453
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	190	5.500	07/01/20	198
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,013
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	545	4.000	07/01/22	565
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,305	5.375	07/01/25	1,409
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,005	5.250	07/01/26	1,072
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	415	4.250	07/01/27	430
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,034
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	8,635	5.000	07/01/35	9,328

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 309

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	3,875	5.000	07/01/28	3,975
Puerto Rico Commonwealth General Obligation Unlimited(µ)	235	5.500	07/01/20	248
Puerto Rico Commonwealth General Obligation Unlimited Bonds(µ)	635	5.000	07/01/31	661
Puerto Rico Convention Center Authority Revenue Bonds(µ)	100	5.000	07/01/19	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	190	5.000	07/01/20	190
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	345	5.000	07/01/31	345
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,125	4.500	07/01/36	1,125
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,004
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,831
Puerto Rico Electric Power Authority Revenue Bonds(µ)	385	4.000	07/01/23	386
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	1,997
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	8,820	0.738	07/01/29	8,114
Puerto Rico Electric Power Authority Revenue Bonds(µ)	230	4.375	07/01/30	230
Puerto Rico Electric Power Authority Revenue Bonds(µ)	7,000	5.250	07/01/31	8,028
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	770	5.250	07/01/22	833
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	1,055	5.250	07/01/35	1,109
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	940	5.500	07/01/26	1,068
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	978
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	758
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	210	5.250	07/01/33	242
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	300
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	1,445	5.250	07/01/36	1,672
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	500	4.750	07/01/38	494
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	292
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,275	5.500	07/01/23	2,439
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	955	5.500	07/01/24	1,031
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/25	1,286
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,080	5.500	07/01/26	1,176
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	350	5.500	07/01/27	383
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,180
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,000	6.000	07/01/25	3,311
				64,964
Rhode Island - 0.3%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	547
Rhode Island Commerce Corp. Revenue Bonds	2,610	5.000	06/15/27	3,035
Rhode Island Health & Educational Building Corp. Revenue Bonds	2,495	5.000	05/15/28	2,782
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,388
				7,752
South Carolina - 1.2%
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,050	4.000	12/01/27	1,133
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,500	4.000	12/01/28	1,604
Lexington County School District No. 2 General Obligation Unlimited	675	4.000	03/01/32	719
Orangeburg County Facilities Corp. Revenue Bonds	1,140	5.000	12/01/27	1,351
Orangeburg County Facilities Corp. Revenue Bonds	1,410	5.000	12/01/28	1,657
Orangeburg County Facilities Corp. Revenue Bonds	1,560	5.000	12/01/30	1,811
Orangeburg County Facilities Corp. Revenue Bonds	1,695	4.000	12/01/32	1,756
Orangeburg County Facilities Corp. Revenue Bonds	1,165	4.000	12/01/33	1,203
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,045
South Carolina Public Service Authority Revenue Bonds	3,500	5.000	12/01/30	3,827
South Carolina Public Service Authority Revenue Bonds	2,060	5.000	12/01/31	2,293
South Carolina State Public Service Authority Revenue Bonds	3,130	5.000	12/01/36	3,270
Spartanburg Regional Health Services District Revenue Bonds	5,100	5.000	04/15/32	5,556
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,536
				28,761
South Dakota - 0.0%
Rapid City Area School District No 51-4 General Obligation Unlimited	600	5.000	01/01/23	671

Tennessee - 0.5%

See accompanying notes which are an integral part of this quarterly report.

310 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	674
Chattanooga Industrial Development Board Revenue Bonds(µ)	2,000	5.000	10/01/30	2,006
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	697
County of Rutherford General Obligation Unlimited	3,070	5.000	04/01/22	3,406
Greenville Health & Educational Facilities Board Revenue Bonds	700	4.000	07/01/40	702
Knox County Health Educational & Housing Facility Board Revenue Bonds	1,750	5.000	04/01/29	1,946
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	340	5.000	10/01/28	379
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	2,200	5.000	07/01/35	2,457
				12,267
Texas - 7.1%
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,140
Arlington Higher Education Finance Corp. Revenue Bonds	450	5.000	12/01/27	528
Arlington Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/28	585
Arlington Higher Education Finance Corp. Revenue Bonds	785	5.000	12/01/33	897
Arlington Higher Education Finance Corp. Revenue Bonds	650	5.000	12/01/34	741
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,125
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,141
Bexar County Health Facilities Development Corp. Revenue Bonds	1,765	4.000	07/15/31	1,782
Bexar County Health Facilities Development Corp. Revenue Bonds	1,430	5.000	07/15/33	1,562
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,315
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	558
City of Arlington Special Tax(µ)	1,000	5.000	02/15/32	1,143
City of Arlington Special Tax(µ)	1,785	5.000	02/15/34	2,024
City of Arlington Special Tax(µ)	3,620	5.000	02/15/37	4,117
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,845
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,213
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,298
City of Fort Worth Revenue Bonds	2,050	5.250	03/01/36	2,339
City of Fort Worth Water & Sewer System Revenue Bonds	3,535	5.000	02/15/24	4,048
City of Hackberry Special Assessment	1,530	4.625	09/01/37	1,514
City of Hackberry Special Assessment Contract Revenue Bonds	1,350	4.500	09/01/38	1,395
City of Houston Airport System Revenue Bonds	1,500	5.000	07/01/30	1,771
City of Houston Airport System Revenue Bonds	1,500	5.000	07/01/32	1,754
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	618
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	987
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,007
City of Justin Special Assessment(Å)	730	4.125	09/01/23	730
City of Justin Special Assessment(Å)	910	4.625	09/01/28	908
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,094
City of Princeton Special Assessment(Å)	595	4.375	09/01/28	595
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,377
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	400
Clifton Higher Education Finance Corp. Revenue Bonds	1,500	4.000	08/15/36	1,554
Clifton Higher Education Finance Corp. Revenue Bonds	1,500	4.000	08/15/37	1,548
Comal Independent School District General Obligation Unlimited	1,970	5.000	02/01/25	2,289
Comal Independent School District General Obligation Unlimited	2,095	5.000	02/01/26	2,462
Conroe Independent School District General Obligation Unlimited(ae)	225	5.000	02/15/20	236
Conroe Independent School District General Obligation Unlimited	860	5.000	02/15/25	902
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,211
County of Harris Revenue Bonds(µ)(Ê)	3,235	1.902	08/15/35	3,020
Cypress-Fairbanks Independent School District General Obligation Unlimited(~)(ae)(Ê)	3,000	2.000	08/15/18	3,001
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,743
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,133
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,429
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,260
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	1,946

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 311

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,693
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,367
Dickinson Independent School District General Obligation Unlimited	1,700	4.000	02/15/29	1,847
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	985
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,552
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,122
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	836
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,508
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,339
Houston Higher Education Finance Corp. Revenue Bonds(ae)	650	6.500	05/15/21	731
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,829
Houston Independent School District General Obligation Limited	6,000	3.000	02/15/21	6,188
Houston Independent School District General Obligation Unlimited(ae)(Ê)	655	2.200	06/01/20	659
Houston Independent School District General Obligation Unlimited(ae)(Ê)	715	2.400	06/01/21	721
Karnes County Hospital District Revenue Bonds	290	4.000	02/01/19	292
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,147
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,121
Lower Colorado River Authority Revenue Bonds	2,000	5.500	05/15/31	2,284
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds(~)(Ê)	1,000	0.690	05/01/46	1,000
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	0.730	08/01/34	100
Montgomery County Toll Road Authority Revenue Bonds	1,650	5.000	09/15/30	1,818
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	600
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	702
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	194
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	542
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,295
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,719
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	400	5.000	07/01/26	454
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	600	5.000	04/01/29	672
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	1,150	5.000	04/01/30	1,284
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	500	5.000	07/01/31	558
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	250	5.000	07/01/32	278
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	300	5.000	07/01/33	332
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	1,750	5.000	04/01/34	1,875
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,147
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,371
North Texas Tollway Authority Revenue Bonds	1,000	5.000	01/01/32	1,143
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	861
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	921
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	522
Reagan Hospital District of Reagan County General Obligation Limited	2,500	5.000	02/01/34	2,631
Royal Independent School District General Obligation Unlimited	1,545	5.000	02/15/28	1,822
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,300	5.000	09/01/33	1,459
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,350	5.000	09/01/34	1,511
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,223
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	20	2.500	12/01/18	20
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,271
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,391
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê)	1,700	1.550	09/15/27	1,681
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	992
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,829
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,551
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,370
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	300
Uptown Development Authority Tax Allocation	820	5.000	09/01/35	910
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,200
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	600

See accompanying notes which are an integral part of this quarterly report.

312 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,197
Viridian Municipal Management District Special Assessment	643	3.000	12/01/22	629
Viridian Municipal Management District Special Assessment	748	3.750	12/01/27	717
Viridian Municipal Management District Special Assessment	2,013	4.125	12/01/37	1,931
				167,129
Utah - 0.7%
County of Salt Lake Utah Revenue Bonds(~)(Ê)	2,000	5.000	12/01/33	2,027
Utah Associated Municipal Power Systems Revenue Bonds	205	5.000	09/01/31	237
Utah Infrastructure Agency Revenue Bonds	1,785	5.250	10/15/33	2,002
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,650	5.000	10/15/32	2,924
Utah Infrastructure Agency Telecommunication Revenue Bonds	1,215	5.000	10/15/37	1,328
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	517
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,321
Utah Transit Authority Revenue Bonds	4,300	5.000	12/15/35	5,066
				15,422
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	589

Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue Bonds	2,010	5.000	10/01/18	2,011
Virgin Islands Public Finance Authority Revenue Bonds	2,670	5.000	10/01/25	2,643
Virgin Islands Public Finance Authority Revenue Bonds	2,330	5.000	10/01/29	2,272
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	618
Virgin Islands Public Finance Authority Revenue Bonds	820	6.625	10/01/29	759
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,680	5.000	10/01/32	1,804
Virgin Islands Public Finance Authority Revenue Bonds	1,290	6.750	10/01/37	1,193
				11,300
Virginia - 0.5%
Ballston Quarter Community Development Authority Tax Allocation	500	5.000	03/01/26	516
Ballston Quarter Community Development Authority Tax Allocation	1,000	5.125	03/01/31	1,040
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	665
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,647
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	541
Virginia College Building Authority Revenue Bonds	585	5.000	07/01/20	609
Virginia College Building Authority Revenue Bonds	710	5.250	07/01/30	773
Virginia Commonwealth Transportation Board Revenue Bonds	1,230	5.000	05/15/22	1,368
Virginia Resources Authority Revenue Bonds	3,795	5.000	11/01/21	4,177
				11,336
Washington - 2.6%
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,760	5.000	05/01/20	6,094
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,545	5.000	05/01/21	6,025
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820	5.000	05/01/22	3,136
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,441
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,064
Grays Harbor County Public Hospital District No 1 Revenue Bonds	5,000	3.000	08/01/19	5,000
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,060	3.750	09/01/19	1,065
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,000	4.500	09/01/22	1,023
King County School District No 410 General Obligation Unlimited	3,125	4.000	12/01/30	3,378
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,128
Port of Seattle Washington Revenue Bonds	1,285	5.000	03/01/23	1,444
Seattle Housing Authority Revenue Bonds(Ê)	175	1.625	12/01/18	175
Spokane County School District No 354 Mead General Obligation Unlimited	490	5.000	12/01/28	585
Spokane Public Facilities District Revenue Bonds	970	5.000	12/01/34	1,106
State of Washington General Obligation Unlimited	11,660	5.000	02/01/25	13,589
State of Washington Revenue Bonds	8,000	5.000	09/01/20	8,531
Washington Health Care Facilities Authority Revenue Bonds	2,300	5.000	08/15/29	2,594
Washington Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	781
				61,159

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 313

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
West Virginia - 0.1%
West Virginia Hospital Finance Authority Revenue Bonds(~)(µ)(Ê)	450		0.595	02/15/34	450
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,476
					1,926
Wisconsin - 1.3%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,342
Chippewa Falls Area Unified School District Revenue Notes	500		3.000	01/10/19	501
Public Finance Authority Revenue Bonds	565		5.000	11/15/18	571
Public Finance Authority Revenue Bonds	1,000		3.000	11/15/22	1,002
Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,315
State of Wisconsin General Obligation Unlimited	4,250		5.000	11/01/20	4,563
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,547
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	6,635
Wisconsin General Obligation Unlimited(ae)	2,055		5.000	05/01/21	2,233
Wisconsin Health & Educational Facilities Authority Revenue Bonds	6,000		5.500	08/15/18	6,008
Wisconsin Health & Educational Facilities Authority Revenue Bonds	2,000		2.650	11/01/20	1,998
					30,715
Wyoming - 0.1%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,052
County of Sweetwater Wyoming Revenue Bonds	960		5.000	12/15/18	963
					2,015
Total Municipal Bonds (cost $2,310,201)					2,328,185

Short-Term Investments - 0.2%
U. S. Cash Management Fund(@)	4,325,392	(8)			4,326
Total Short-Term Investments (cost $4,326)					4,326

Total Investments 98.9% (identified cost $2,314,527)					2,332,511
Other Assets and Liabilities, Net - 1.1%					26,844
Net Assets - 100.0%					2,359,355

See accompanying notes which are an integral part of this quarterly report.

314 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

						Principal	Cost per		Cost	Fair Value
% of Net Assets				Acquisition		Amount ($)	Unit		(000)	(000)
Securities				Date		or shares	$		$	$
1.2%
California Statewide Communities Development Authority Revenue Bonds				09/22/17		2,630,000	98.91		2,601	2,628
Centerra Metropolitan District No. 1 Tax Allocation				04/20/17		1,200,000	105.65		1,268	1,285
City of Justin Special Assessment				03/27/18		910,000	100.00		910	908
City of Justin Special Assessment				03/27/18		730,000	100.00		730	730
City of Princeton Special Assessment				04/24/18		595,000	100.00		595	595
Corkscrew Farms Community Development District Special Assessment				12/13/17		100,000	100.00		100	100
Corkscrew Farms Community Development District Special Assessment				12/13/17		300,000	100.00		300	298
Denver Health & Hospital Authority Revenue Bonds				11/14/17		1,000,000	112.58		1,126	1,100
Entertainment Center Community Facilities District Revenue Bonds				01/24/18		3,645,000	102.32		3,730	3,650
Florida Higher Educational Facilities Financing Authority Revenue Bonds				06/08/18		800,000	100.55		804	828
Florida Higher Educational Facilities Financing Authority Revenue Bonds				06/08/18		150,000	100.78		151	156
Harmony West Community Development District Special Assessment				06/19/18		450,000	100.00		450	449
Harmony West Community Development District Special Assessment				06/19/18		350,000	100.00		350	350
Harmony West Community Development District Special Assessment				06/19/18		660,000	100.00		660	658
K-Bar Ranch II Community Development District Special Assessment				12/19/17		500,000	100.00		500	495
Naples Reserve Community Development District Special Assessment				05/10/18		535,000	99.35		532	530
New Jersey Economic Development Authority Revenue Bonds				06/27/18		1,000,000	107.79		1,078	1,089
Palm Glades Community Development District Special Assessment				05/08/18		750,000	102.12		766	765
Regional Transportation District Certificate Of Participation				06/06/14		6,725,000	108.50		7,296	7,479
Timber Creek Community Development District Special Assessment				06/20/18		535,000	100.00		535	533
Timber Creek Community Development District Special Assessment				06/20/18		250,000	100.00		250	250
Timber Creek Community Development District Special Assessment				06/20/18		400,000	99.78		399	398
Village Community Development District No. 12 Special Assessment				03/16/18		1,535,000	100.00		1,535	1,555
Wyandotte County City Unified Government Revenue Bonds				06/01/18		2,000,000	100.00		2,000	2,023
										28,852
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Interest Rate Swap Contracts

Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)		(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$		$	$
Morgan Stanley	USD	16,550	Three Month LIBOR(2)	2.500	%(3)	09/19/48	1.739		100	1,839
Total Open Interest Rate Swap Contracts (å)							1,739		100	1,839

Presentation of Portfolio Holdings
Amounts in thousands

				Fair Value
							Practical
Portfolio Summary	Level 1			Level 2		Level 3	Expedient (a)			Total
Municipal Bonds
Alabama			$—	$61,762		$—		$—		$61,762
Alaska			—	7,198		—		—		7,198
Arizona			—	51,280		—		—		51,280
Arkansas			—	7,995		—		—		7,995
California			—	233,812		—		—		233,812
Colorado			—	63,034		—		—		63,034
Connecticut			—	63,903		—		—		63,903
Delaware			—	7,258		—		—		7,258
District of Columbia			—	8,306		—		—		8,306
Florida			—	138,220		—		—		138,220

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 315

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Georgia	—	45,202	—	—	45,202
Guam	—	72,691	—	—	72,691
Idaho	—	13,369	—	—	13,369
Illinois	—	275,390	—	—	275,390
Indiana	—	3,245	—	—	3,245
Iowa	—	12,544	—	—	12,544
Kansas	—	10,678	—	—	10,678
Kentucky	—	20,866	—	—	20,866
Louisiana	—	46,206	—	—	46,206
Maryland	—	13,532	—	—	13,532
Massachusetts	—	30,050	—	—	30,050
Michigan	—	85,265	—	—	85,265
Minnesota	—	19,649	—	—	19,649
Mississippi	—	15,161	—	—	15,161
Missouri	—	18,629	—	—	18,629
Montana	—	8,836	—	—	8,836
Nebraska	—	14,959	—	—	14,959
Nevada	—	12,405	—	—	12,405
New Hampshire	—	5,408	—	—	5,408
New Jersey	—	121,795	—	—	121,795
New York	—	168,526	—	—	168,526
North Carolina	—	9,108	—	—	9,108
North Dakota	—	2,471	—	—	2,471
Ohio	—	101,219	—	—	101,219
Oklahoma	—	25,927	—	—	25,927
Oregon	—	3,203	—	—	3,203
Pennsylvania	—	113,077	—	—	113,077
Puerto Rico	—	64,964	—	—	64,964
Rhode Island	—	7,752	—	—	7,752
South Carolina	—	28,761	—	—	28,761
South Dakota	—	671	—	—	671
Tennessee	—	12,267	—	—	12,267
Texas	—	167,129	—	—	167,129
Utah	—	15,422	—	—	15,422
Vermont	—	589	—	—	589
Virgin Islands	—	11,300	—	—	11,300
Virginia	—	11,336	—	—	11,336
Washington	—	61,159	—	—	61,159
West Virginia	—	1,926	—	—	1,926
Wisconsin	—	30,715	—	—	30,715
Wyoming	—	2,015	—	—	2,015
Short-Term Investments	—	—	—	4,326	4,326

Total Investments	$—	$2,328,185	$—	$4,326	$2,332,511

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	1,839	—	—	1,839

See accompanying notes which are an integral part of this quarterly report.

316 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
T
Total Other Financial Instruments*	$—	$1,839	$—	$—	$1,839

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 317

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 6.1%			Exelon Corp.
Corporate Bonds and Notes - 4.4%			2.850% due 06/15/20	300	297
			Ford Motor Credit Co. LLC
AbbVie, Inc.			2.597% due 11/04/19	1,000	994
2.500% due 05/14/20	600	593
			Fresenius Medical Care US Finance, Inc.
American Electric Power Co. , Inc.			5.750% due 02/15/21 (Þ)	500	523
2.150% due 11/13/20	600	585
			General Motors Financial Co. , Inc.
Amgen, Inc.			3.150% due 01/15/20	200	200
4.100% due 06/15/21	500	510
Aviation Capital Group LLC			3.200% due 07/13/20	400	399
2.875% due 01/20/22 (Þ)	600	581	3.189% due 04/09/21 (Ê)	300	302
BAT Capital Corp.			Georgia-Pacific LLC
2.764% due 08/15/22 (Þ)	400	386	5.400% due 11/01/20 (Þ)	100	104
Bayer US Finance II LLC			Harley-Davidson Financial Services, Inc.
3.500% due 06/25/21 (Þ)	400	401	2.150% due 02/26/20 (Þ)	600	589
2.750% due 07/15/21 (Þ)	500	489	International Lease Finance Corp.
BMW US Capital LLC			8.625% due 01/15/22	400	456
3.100% due 04/12/21 (Þ)	600	596	Keurig Dr Pepper, Inc.
Boston Scientific Corp.			3.551% due 05/25/21 (Þ)	500	501
6.000% due 01/15/20	600	623	4.057% due 05/25/23 (Þ)	100	101
Campbell Soup Co.			Komatsu Finance America, Inc.
3.300% due 03/15/21	400	398	2.118% due 09/11/20	300	293
4.250% due 04/15/21	300	305	2.437% due 09/11/22	300	288
Celanese US Holdings LLC			Kraft Heinz Foods Co.
4.625% due 11/15/22	300	307	2.923% due 02/10/21 (Ê)	300	300
Celgene Corp.			Kroger Co. (The)
2.250% due 08/15/21	900	869	Series GMTN
Comcast Cable Communications			1.500% due 09/30/19	300	294
Holdings, Inc.			LG&E & KU Energy LLC
9.455% due 11/15/22	400	490	3.750% due 11/15/20	200	201
Consolidated Edison Co. of New York,			McDonald's Corp.
Inc.			2.769% due 10/28/21 (Ê)	400	402
Series C			Molson Coors Brewing Co.
2.739% due 06/25/21 (Ê)	100	100	2.100% due 07/15/21	700	672
Constellation Brands, Inc.			NetApp, Inc.
2.250% due 11/06/20	500	488	3.375% due 06/15/21	200	198
Crown Castle Towers LLC			3.250% due 12/15/22	500	489
3.222% due 05/15/22 (Þ)	600	588	Philip Morris International, Inc.
CVS Health Corp.			2.500% due 11/02/22	600	577
3.047% due 03/09/21 (Ê)	200	201	Pioneer Natural Resources Co.
3.500% due 07/20/22	400	398	7.500% due 01/15/20	400	424
Daimler Finance NA LLC			Rockwell Collins, Inc.
2.250% due 03/02/20 (Þ)	500	492	2.800% due 03/15/22	800	778
2.450% due 05/18/20 (Þ)	200	197	Ryder System, Inc.
Dell International LLC / EMC Corp.			2.650% due 03/02/20	600	595
4.420% due 06/15/21 (Þ)	700	711	Sabine Pass Liquefaction LLC
Discovery Communications LLC			5.625% due 02/01/21	600	627
2.800% due 06/15/20 (Þ)	600	592	Sempra Energy
Dominion Energy Gas Holdings LLC			2.400% due 03/15/20	700	689
2.500% due 12/15/19	400	397	Solvay Finance America LLC
Dominion Energy, Inc.			3.400% due 12/03/20 (Þ)	400	400
2.930% due 05/15/20 (Å)(Ê)	300	300	Southern Co. (The)
DTE Energy Co.			2.750% due 06/15/20	400	396
2.400% due 12/01/19	300	297	2.350% due 07/01/21	200	194
Duke Energy Corp.			Sprint Spectrum Co. LLC / Sprint
2.830% due 05/14/21 (Å)(Ê)	400	400	Spectrum Co. II LLC / Sprint
3.550% due 09/15/21	400	403	Spectrum Co. III LLC
eBay, Inc.			3.360% due 09/20/21 (Þ)	488	485
2.600% due 07/15/22	300	289	TTX Co.
Enterprise Products Operating LLC			2.600% due 06/15/20 (Å)	550	541
5.250% due 01/31/20	700	721	VMware, Inc.
ERAC USA Finance LLC			2.300% due 08/21/20	600	587
2.600% due 12/01/21 (Þ)	700	678	Volkswagen Group of America Finance
			LLC

See accompanying notes which are an integral part of this quarterly report.

318 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
2.450% due 11/20/19 (Þ)	500	495					11,555
ZF NA Capital, Inc.			United States Government Treasuries - 0.0%
4.500% due 04/29/22 (Þ)	650	661	United States Treasury Inflation Indexed
Zimmer Biomet Holdings, Inc.			Bonds
2.700% due 04/01/20	600	595	0.625% due 01/15/26		212		208
		30,032	0.500% due 01/15/28		—		—
International Debt - 1.7%							208
AerCap Ireland Capital DAC / AerCap			Total Long-Term Investments
Global Aviation Trust			(cost $41,927)				41,795
4.500% due 05/15/21	350	356
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust			Options Purchased - 0.1%
3.500% due 05/26/22	150	147	(Number of Contracts)
AP Moeller - Maersk A/S			Corn Futures
2.875% due 09/28/20 (Þ)	500	492	Goldman Sachs Nov 2018 400.00
BAT International Finance PLC			Call (30) (&)	USD	60,000	(ÿ)	21
2.750% due 06/15/20 (Þ)	700	693	Goldman Sachs Nov 2018 410.00
BG Energy Capital PLC			Call (6) (&)	USD	12,300	(ÿ)	3
4.000% due 10/15/21 (Þ)	500	506	Crude Oil Futures
British Transco International Finance Co.			Goldman Sachs Oct 2018 65.00
3.803% due 11/04/21 (~)	500	443	Call (40) (&)	USD	2,600	(ÿ)	175
Canadian Pacific Railway Co.			Goldman Sachs Oct 2018 65.00
4.500% due 01/15/22	400	412	Put (40) (&)	USD	2,600	(ÿ)	85
Coca-Cola European Partners PLC			Total Options Purchased
4.500% due 09/01/21	600	612	(cost $325)				284
Danone SA
1.691% due 10/30/19 (Þ)	600	589	Short-Term Investments - 89.9%
Deutsche Telekom International Finance
BV			Credit Suisse AG
2.225% due 01/17/20 (Þ)	800	789	2.692% due 09/28/18 (ç)(Ê)(~)		1,900		1,900
Electricite de France SA			Federal Home Loan Bank Discount
2.350% due 10/13/20 (Þ)	300	294	Notes
Engie SA			1.256% due 08/03/18 (ç)(~)		1,500		1,500
2.875% due 10/10/22 (Þ)	300	293	1.256% due 08/03/18 (~)(&)		3,600		3,600
Flextronics International, Ltd.			1.682% due 08/08/18 (~)(&)		6,600		6,598
4.625% due 02/15/20	700	711
Imperial Brands Finance PLC			1.846% due 08/17/18 (~)(&)		1,000		999
2.950% due 07/21/20 (Þ)	600	594	1.828% due 08/20/18 (~)(&)		800		799
Lloyds Banking Group PLC			1.849% due 08/22/18 (~)(&)		1,700		1,698
3.130% due 06/21/21 (Ê)	200	200	1.851% due 08/24/18 (~)(&)		4,100		4,095
Mitsubishi Corp.
Series EMTn			1.904% due 08/31/18 (~)(&)		1,400		1,398
2.625% due 07/14/22	300	290	1.966% due 09/07/18 (~)		23,800		23,752
Mondelez International Holdings			1.937% due 09/10/18 (ç)(~)		7,700		7,683
Netherlands BV
2.000% due 10/28/21 (Þ)	600	572	2.024% due 10/12/18 (~)		6,300		6,275
Newcrest Finance Pty, Ltd.			2.027% due 10/19/18 (~)(&)		700		697
4.450% due 11/15/21 (Þ)	400	404	2.029% due 10/23/18 (~)(&)		5,000		4,977
NTT Finance Corp.			2.029% due 10/24/18 (~)(&)		900		896
1.900% due 07/21/21	600	574	Freddie Mac Discount Notes
Pernod Ricard SA
4.450% due 01/15/22 (Þ)	700	718	1.904% due 09/05/18		900		898
Reckitt Benckiser Treasury Services PLC			U. S. Cash Management Fund(@)(a)(&)	420,203,114		(8)	420,245
2.375% due 06/24/22 (Þ)	1,000	958	United States Treasury Bills
Suntory Holdings, Ltd.			1.894% due 09/13/18 (~)		28,339		28,275
2.550% due 09/29/19 (Þ)	200	198	1.894% due 09/13/18 (~)(&)		2,965		2,958
TransCanada PipeLines, Ltd.			1.934% due 09/27/18 (~)		35,000		34,893
3.800% due 10/01/20	300	304
Volkswagen International Finance NV			1.936% due 10/04/18 (~)(&)		4,685		4,669
4.000% due 08/12/20 (Å)	100	101	1.970% due 10/18/18 (~)		3,300		3,286
Woodside Finance, Ltd.			1.970% due 10/18/18 (~)(&)		1,341		1,335
4.600% due 05/10/21 (Þ)	300	305	0.010% due 12/06/18 (~)(&)		7,940		7,883

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 319

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair	Principal	Fair
	Amount ($)	Value	Amount ($)	Value
	or Shares	$	or Shares	$
2.077% due 12/13/18 (~)	42,000	41,682	Total Investments 96.1%
United States Treasury Floating Rate			(identified cost $656,232)	656,071
Notes
2.180% due 10/31/18 (Ê)(~)(&)	1,000	1,001
Total Short-Term Investments			Other Assets and Liabilities,
(cost $613,980)		613,992	Net - 3.9%	26,882
			Net Assets - 100.0%	682,953

(a) U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Commodity Strategies
Fund’s ownership in the U.S. Cash Management Fund includes proportional ownership in United States Treasury Bills and Freddie Mac Discount
Notes with approximate aggregate value of $76,636,433 which represents 11.22% of the U.S. Cash Management Fund’s net assets.

See accompanying notes which are an integral part of this quarterly report.

320 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.2%
Dominion Energy, Inc.	05/11/18		300,000		100.00	300	300
Duke Energy Corp.	05/11/18		400,000		100.00	400	400
TTX Co.	04/11/18		550,000		99.21	546	541
Volkswagen International Finance NV	04/18/18		100,000		101.40	101	101
							1,342
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Variable Rate Securities

Securities			Referenced Rate				Spread %
Consolidated Edison Co. of New York, Inc.			USD 3 Month LIBOR				0.400
Credit Suisse AG			USD 1 Month LIBOR				0.620
CVS Health Corp.			USD 3 Month LIBOR				0.720
Dominion Energy, Inc.			USD 3 Month LIBOR				0.600
Duke Energy Corp.			USD 3 Month LIBOR				0.500
General Motors Financial Co. , Inc.			USD 3 Month LIBOR				0.850
Kraft Heinz Foods Co.			USD 3 Month LIBOR				0.570
Lloyds Banking Group PLC			USD 3 Month LIBOR				0.800
McDonald's Corp.			USD 3 Month LIBOR				0.430
United States Treasury Floating Rate Notes		U. S. Treasury 3 Month Bill Money Market Yield					0.170

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts (&)

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
Aluminum Futures		8	USD	415	09/18		(38)
Aluminum Futures		6	USD	313	11/18		(29)
Aluminum Futures		5	USD	262	01/19		—
Argus LLS vs. WTI Crude Oil Futures		5	USD	17	08/18		3
Argus LLS vs. WTI Crude Oil Futures		5	USD	22	09/18		8
Argus LLS vs. WTI Crude Oil Futures		4	USD	18	10/18		6
Argus LLS vs. WTI Crude Oil Futures		4	USD	18	11/18		6
Argus LLS vs. WTI Crude Oil Futures		4	USD	18	12/18		6
Argus LLS vs. WTI Crude Oil Futures		5	USD	23	01/19		9
Argus LLS vs. WTI Crude Oil Futures		5	USD	23	02/19		9
Argus LLS vs. WTI Crude Oil Futures		5	USD	22	03/19		9
Argus LLS vs. WTI Crude Oil Futures		5	USD	22	04/19		8
Argus LLS vs. WTI Crude Oil Futures		5	USD	22	05/19		8
Argus LLS vs. WTI Crude Oil Futures		5	USD	22	06/19		8
Argus LLS vs. WTI Crude Oil Futures		6	USD	26	07/19		8
Argus LLS vs. WTI Crude Oil Futures		6	USD	25	08/19		7
Argus LLS vs. WTI Crude Oil Futures		6	USD	25	09/19		7
Argus LLS vs. WTI Crude Oil Futures		6	USD	25	10/19		7
Argus LLS vs. WTI Crude Oil Futures		6	USD	25	11/19		7
Argus LLS vs. WTI Crude Oil Futures		6	USD	24	12/19		6
Brent Crude Oil Futures		102	USD	7,569	08/18		(339)
Brent Crude Oil Futures		16	USD	1,190	09/18		9
Brent Crude Oil Futures		292	USD	21,734	10/18		(135)
Brent Crude Oil Futures		3	USD	223	11/18		(1)
Brent Crude Oil Futures		9	USD	659	05/19		8

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 321

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts (&)

Amounts in thousands (except contract amounts)
Brent Crude Oil Futures	91	USD	6,533	10/19	111
Brent Crude Oil Futures	236	USD	16,168	10/20	412
Cocoa Futures	249	USD	5,528	12/18	(166)
Coffee "C" Futures	1	USD	41	09/18	—
Copper Futures	53	USD	3,752	09/18	142
Copper Futures	32	USD	5,050	12/18	(727)
Corn Futures	30	USD	612	12/19	17
Cotton No. 2 Futures	179	USD	8,018	12/18	(35)
Ethanol Futures	53	USD	3,189	12/18	22
Gasoline RBOB Futures	3	USD	241	12/18	(1)
Gold 100 oz. Futures	113	USD	13,940	12/18	(209)
Lead Futures	8	USD	431	09/18	(47)
Lead Futures	4	USD	216	01/19	(14)
Live Cattle Futures	27	USD	1,180	10/18	13
Low Sulphur Gasoil Futures	9	USD	592	09/18	5
Low Sulphur Gasoil Futures	141	USD	9,243	12/18	(90)
Low Sulphur Gasoil Futures	4	USD	262	01/19	(4)
Low Sulphur Gasoil Futures	8	USD	523	06/19	4
Low Sulphur Gasoil Futures	12	USD	792	12/19	5
Mont Belvieu Propane Futures	2	USD	79	12/18	6
Natural Gas Futures	56	USD	1,567	09/18	(43)
Natural Gas Futures	4	USD	30	12/18	4
Natural Gas Futures	67	USD	1,923	01/19	(43)
Natural Gas Futures	4	USD	29	02/19	2
Natural Gas Futures	4	USD	26	03/19	(1)
Natural Gas Futures	4	USD	26	04/19	(1)
Natural Gas Futures	4	USD	26	05/19	(1)
Natural Gas Futures	4	USD	27	06/19	—
Natural Gas Futures	4	USD	27	07/19	—
Natural Gas Futures	4	USD	26	08/19	—
Natural Gas Futures	33	USD	798	09/19	(8)
Natural Gas Futures	4	USD	27	10/19	—
Natural Gas Futures	4	USD	28	11/19	2
Natural Gas Futures	2	USD	50	03/20	(1)
New York Harbor ULSD Futures	2	USD	181	12/18	(2)
Nickel Futures	13	USD	1,091	09/18	(50)
Nickel Futures	2	USD	169	11/18	(14)
Platinum Futures	370	USD	15,647	10/18	(387)
Soybean Futures	43	USD	2,052	07/19	123
Soybean Meal Futures	777	USD	26,526	12/18	257
Sugar 11 Futures	28	USD	331	09/18	(32)
Wheat Futures	10	USD	277	09/18	19
Wheat Futures	64	USD	1,870	12/18	214
WTI Crude Oil Futures	121	USD	8,184	09/18	55
WTI Crude Oil Futures	4	USD	269	10/18	(3)
WTI Crude Oil Futures	295	USD	19,756	11/18	1,524
WTI Crude Oil Futures	96	USD	6,331	02/19	(59)
WTI Crude Oil Futures	49	USD	3,216	03/19	17
WTI Crude Oil Futures	284	USD	18,480	05/19	418
WTI Crude Oil Futures	268	USD	17,192	08/19	1,007
WTI Crude Oil Futures	75	USD	4,683	02/20	360
WTI Crude Oil Futures	78	USD	4,810	05/20	361
WTI Crude Oil Futures	43	USD	2,534	05/21	77
WTI Crude Oil Futures	33	USD	1,909	11/21	165
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	6	08/18	2
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	8	09/18	4
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	9	10/18	5
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	9	11/18	5
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	14	12/18	8
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	01/19	8
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	02/19	8
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	03/19	7
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	04/19	7
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	05/19	7
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	06/19	7
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	07/19	7
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	13	08/19	7

See accompanying notes which are an integral part of this quarterly report.

322 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts (&)

Amounts in thousands (except contract amounts)
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	09/19	7
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	10/19	7
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	12	11/19	7
Zinc Futures	15	USD	987	09/18	(175)
Zinc Futures	4	USD	262	11/18	(44)
Zinc Futures	4	USD	262	01/19	(12)
Short Positions
Aluminum Futures	130	USD	6,746	09/18	34
Aluminum Futures	6	USD	313	11/18	6
Aluminum Futures	7	USD	366	01/19	(1)
Brent Crude Oil Futures	48	USD	20	08/18	29
Brent Crude Oil Futures	48	USD	56	09/18	(1)
Brent Crude Oil Futures	80	USD	301	10/18	78
Brent Crude Oil Futures	198	USD	14,703	12/18	(31)
Brent Crude Oil Futures	104	USD	7,705	01/19	18
Brent Crude Oil Futures	270	USD	19,826	04/19	(329)
Brent Crude Oil Futures	56	USD	4,069	07/19	(78)
Brent Crude Oil Futures	76	USD	5,333	05/20	(45)
Brent Crude Oil Futures	16	USD	1,074	04/21	(38)
Brent Crude Oil Futures	15	USD	989	10/21	5
Brent Crude Oil Futures	14	USD	897	10/22	(105)
Cocoa Futures	5	USD	111	12/18	3
Coffee "C" Futures	275	USD	11,663	12/18	(62)
Copper Futures	71	USD	5,064	12/18	758
Corn Futures	13	USD	242	09/18	5
Corn Futures	771	USD	14,900	12/18	(789)
Corn Futures	12	USD	244	07/19	4
Gasoline RBOB Futures	5	USD	437	08/18	(8)
Gasoline RBOB Futures	10	USD	814	10/18	13
Gold 100 oz. Futures	8	USD	987	12/18	5
Lead Futures	4	USD	215	09/18	18
Lean Hogs Futures	30	USD	609	10/18	38
Mont Belvieu Propane Futures	2	USD	80	08/18	(2)
Natural Gas Futures	34	USD	946	08/18	(6)
Natural Gas Futures	32	USD	895	09/18	(24)
Natural Gas Futures	37	USD	1,124	12/18	(4)
Natural Gas Futures	19	USD	552	02/19	16
Natural Gas Futures	7	USD	183	03/19	(1)
Natural Gas Futures	2	USD	56	02/20	1
New York Harbor ULSD Futures	57	USD	5,155	11/18	59
Nickel Futures	6	USD	504	09/18	36
Nickel Futures	2	USD	169	11/18	(3)
Palladium Futures	37	USD	3,448	09/18	112
Silver Futures	41	USD	3,190	09/18	168
Soybean Futures	304	USD	13,969	11/18	(373)
Soybean Futures	7	USD	325	01/19	(18)
Soybean Futures	43	USD	2,026	11/19	(94)
Soybean Meal Futures	3	USD	102	12/18	(3)
Soybean Oil Futures	534	USD	9,388	12/18	485
Sugar 11 Futures	17	USD	219	02/19	31
WCS Crude Oil Futures	2	USD	58	08/18	(6)
Wheat Futures	467	USD	12,941	09/18	(707)
Wheat Futures	24	USD	688	12/18	(83)
Wheat Futures	7	USD	208	07/19	(6)
WTI Crude Oil Futures	90	USD	5,874	08/18	62
WTI Crude Oil Futures	7	USD	48	09/18	(17)
WTI Crude Oil Futures	43	USD	2,473	10/18	3
WTI Crude Oil Futures	257	USD	16,796	11/18	—
WTI Crude Oil Futures	60	USD	3,590	12/18	(52)
WTI Crude Oil Futures	8	USD	63	01/19	(24)
WTI Crude Oil Futures	8	USD	64	02/19	(25)
WTI Crude Oil Futures	8	USD	65	03/19	(26)
WTI Crude Oil Futures	8	USD	65	04/19	(26)
WTI Crude Oil Futures	8	USD	66	05/19	(26)
WTI Crude Oil Futures	19	USD	778	06/19	(39)
WTI Crude Oil Futures	17	USD	646	07/19	(41)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 323

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts (&)

Amounts in thousands (except contract amounts)
WTI Crude Oil Futures				8	USD	66	08/19		(27)
WTI Crude Oil Futures				8	USD	66	09/19		(27)
WTI Crude Oil Futures				8	USD	66	10/19		(27)
WTI Crude Oil Futures				310	USD	19,198	11/19		(478)
WTI Crude Oil Futures				8	USD	66	12/19		(27)
WTI Crude Oil Futures				232	USD	13,985	11/20		(671)
WTI Crude Oil Futures				19	USD	1,068	11/22		(110)
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	12/19		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	01/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	02/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	03/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	04/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	05/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	06/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	07/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	08/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	09/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	10/20		1
WTI Houston (Argus) / WTI Trade Month Futures				1	USD	4	11/20		1
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	12/19		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	01/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	02/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	03/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	04/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	05/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	06/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	07/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	08/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	09/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	10/20		—
WTI Midland (Argus) / WTI Financial Futures				1	USD	1	11/20		—
Zinc Futures				7	USD	461	09/18		87
Zinc Futures				4	USD	262	11/18		23
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									522

Options Written (&)
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
Crude Oil Futures	Goldman Sachs	Call	12	70.00	USD		840	08/16/18	(11)
Crude Oil Futures	Goldman Sachs	Call	12	71.00	USD		852	08/16/18	(7)
Crude Oil Futures	Goldman Sachs	Call	12	72.00	USD		864	08/16/18	(5)
Crude Oil Futures	Goldman Sachs	Call	12	73.00	USD		876	08/16/18	(3)
Crude Oil Futures	Goldman Sachs	Call	12	71.00	USD		852	09/17/18	(13)
Crude Oil Futures	Goldman Sachs	Call	36	73.00	USD	2,628		09/17/18	(23)
Natural Gas Futures	Goldman Sachs	Call	4	0.20	USD		8	09/25/18	(1)
Natural Gas Futures	Goldman Sachs	Put	48	2.70	USD	1,296		08/28/18	(13)
Natural Gas Futures	Goldman Sachs	Put	48	2.75	USD	1,320		08/28/18	(22)
Natural Gas Futures	Goldman Sachs	Put	4	0.35	USD		14	09/25/18	—
Natural Gas Futures	Goldman Sachs	Put	24	2.60	USD		624	09/25/18	(4)
Natural Gas Futures	Goldman Sachs	Put	72	2.65	USD	1,908		09/25/18	(21)
Wheat Futures	Goldman Sachs	Call	20	590.00	USD	59,000		11/23/18	(31)
Wheat Futures	Goldman Sachs	Call	4	650.00	USD	13,000		11/23/18	(3)
WTI vs. Brent Crude Oil Futures	Goldman Sachs	Call	4	5.00	USD		20	08/30/18	(1)
WTI vs. Brent Crude Oil Futures	Goldman Sachs	Call	5	6.00	USD		30	08/30/18	(3)
WTI vs. Brent Crude Oil Futures	Goldman Sachs	Call	4	5.50	USD		22	09/27/18	(2)
WTI vs. Brent Crude Oil Futures	Goldman Sachs	Put	4	8.00	USD		32	08/30/18	(1)
WTI vs. Brent Crude Oil Futures	Goldman Sachs	Put	4	8.50	USD		34	09/27/18	(2)
Total Liability for Options Written (premiums received $190)									(166)

See accompanying notes which are an integral part of this quarterly report.

324 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Bloomberg Commodity Index	Morgan Stanley	USD	46,053	0.150%(1)	03/15/19	—	252	252
Bloomberg Commodity Index 2				3 Month Treasury Bill +
Month Forward Index	BNP Paribas	USD	14,050	0.190%(1)	08/28/18	—	431	431
Bloomberg Commodity Index 2				3 Month Treasury Bill +
Month Forward Index	Morgan Stanley	USD	12,354	0.178%(1)	08/28/18	—	379	379
Bloomberg Commodity Index 2				3 Month Treasury Bill +
Month Forward Index	UBS	USD	32,651	0.128%(1)	08/28/18	—	1,003	1,003
				Total Return on Underlying
Brent Oil November 2018 Futures	Goldman Sachs	USD	1,980	Reference Entity(5)	09/25/18	—	3	3
Cargill Custom Index (i)	Cargill	USD	166,003	0.450%(1)	03/29/19	—	—	—
Citi CVICXMB2 Commodity Index	Citigroup	USD	5,629	0.170%(1)	02/15/19	—	(3)	(3)
Citi CVICXMB3 Commodity Index	Citigroup	USD	5,533	0.170%(1)	02/15/19	—	(4)	(4)
				Total Return on Underlying
Crude Oil November 2018 Futures	Goldman Sachs	USD	2,000	Reference Entity(5)	09/25/18	—	(1)	(1)
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18 (¥)	BNP Paribas	USD	2	Reference Entity(5)	12/31/18	—	—	—
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18 (¥)	Morgan Stanley	USD	8	Reference Entity(5)	12/31/18	—	8	8
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18 (¥)	Morgan Stanley	USD	—	Reference Entity(5)	12/31/18	—	—	—
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18 (¥)	Morgan Stanley	USD	8	Reference Entity(5)	12/31/18	—	8	8
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap August 2018 (¥)	Goldman Sachs	USD	2	Reference Entity(5)	08/31/18	—	(1)	(1)
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap August 2018 (¥)	JPMorgan Chase	USD	1	Reference Entity(5)	08/31/18	—	(1)	(1)
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap September 2018 (¥)	BNP Paribas	USD	1	Reference Entity(5)	09/30/18	—	—	—
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap September 2018 (¥)	JPMorgan Chase	USD	1	Reference Entity(5)	09/30/18	—	—	—
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap September 2018 (¥)	Morgan Stanley	USD	1	Reference Entity(5)	09/30/18	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	12/31/19	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Goldman Sachs	USD	16	Reference Entity(5)	12/31/18	(2)	12	10
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	12/31/18	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	12/31/18	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	12/31/18	—	2	2
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18 (¥)	Morgan Stanley	USD	14	Reference Entity(5)	12/31/18	—	4	4
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19 (¥)	Morgan Stanley	USD	10	Reference Entity(5)	12/31/19	—	(2)	(2)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	BNP Paribas	USD	2	Reference Entity(5)	12/31/20	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	JPMorgan Chase	USD	5	Reference Entity(5)	12/31/20	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap CAL20 (¥)	Morgan Stanley	USD	2	Reference Entity(5)	12/31/20	—	(1)	(1)
Goldman Sachs ABGS1042
Commodity Index (ii)	Goldman Sachs	USD	2,852	0.250%(1)	02/15/19	—	(22)	(22)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
1Q19 (¥)	BNP Paribas	USD	2	Reference Entity(5)	03/31/19	—	(3)	(3)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
1Q19 (¥)	Goldman Sachs	USD	1	Reference Entity(5)	03/31/19	—	(2)	(2)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 325

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
JETBRENT Ratio Calendar Swap				Total Return on Underlying
2Q19 (¥)	BNP Paribas	USD	2	Reference Entity(5)	06/30/19	—	(1)	(1)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
CAL19 (¥)	BNP Paribas	USD	8	Reference Entity(5)	12/31/19	—	(23)	(23)
JETBRENT Ratio Calendar Swap				Total Return on Underlying
CAL19 (¥)	Goldman Sachs	USD	5	Reference Entity(5)	12/31/19	—	(12)	(12)
JPMorgan JMABCT3E Commodity
Index (iii)	JPMorgan Chase	USD	6,957	0.150%(1)	02/15/19	—	(4)	(4)
JPMorgan JMABDEWE Commodity
Index (iv)	JPMorgan Chase	USD	2,167	0.30%(1)0	02/15/19	—	3	3
JPMorgan JMABNIC2 Commodity
Index (v)	JPMorgan Chase	USD	3,266	0.170%(1)	02/15/19	—	53	53
JPMorgan JPABFNJ1 Commodity
Index (vi)	JPMorgan Chase	USD	2,281	0.350%(1)	02/15/19	—	(5)	(5)
Kansas Wheat Commodity Calendar				Total Return on Underlying
Swap December 2018 (¥)	JPMorgan Chase	USD	90	Reference Entity(5)	11/23/18	(1)	8	7
London Gold Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	750	Reference Entity(5)	05/12/20	—	3	3
London Gold Market Fixing Ltd.				Total Return on Underlying
Index	Societe Generale	USD	599	Reference Entity(5)	06/08/20	—	1	1
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	987	Reference Entity(5)	07/09/19	—	(3)	(3)
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Morgan Stanley	USD	491	Reference Entity(5)	05/12/20	—	(3)	(3)
London Silver Market Fixing Ltd.				Total Return on Underlying
Index	Societe Generale	USD	381	Reference Entity(5)	06/08/20	—	(2)	(2)
Macquarie MQCC112TCommodity				3 Month Treasury Bill +
Customized Product (vii)	Macquarie	USD	39,808	0.256%(1)	08/28/18	—	1,200	1,200
Macquarie MQCP563E Commodity
Index (viii)	Macquarie	USD	1,703	0.950%(1)	02/15/19	—	8	8
Macquarie PIMCODB1 Commodity
Index (ix)	Macquarie	USD	3,560	0.000%(1)	02/15/19	—	29	29
MEHMIDCAL Calendar Swap				Total Return on Underlying
CAL20-21 (¥)	Citigroup	USD	24	Reference Entity(5)	12/31/21	—	48	48
Merrill Lynch Commodity eXtra				Total Return on Underlying
BIN1 Index (x)	Bank of America	USD	74,495	Reference Entity(5)	08/31/18	—	—	—
Merrill Lynch Commodity eXtra				3 Month Treasury Bill +
CS2T Index (xi)	Bank of America	USD	49,748	0.256%(1)	08/28/18	—	1,441	1,441
	Canadian Imperial
PIMCODB2 Commodity Index (xii)	Bank of Commerce	USD	160	0.000%(1)	02/15/19	—	1	1
				3 Month Treasury Bill +
Societe Generale P04T Index (xiii)	Societe Generale	USD	29,436	0.256%(1)	08/28/18	—	884	884
VARS Soybean November 2018				Total Return on Underlying
Futures	Macquarie	USD	2,313	Reference Entity(5)	10/26/18	—	(8)	(8)
				Total Return on Underlying
WCS Oil Calendar Swap 2H18 (¥)	Citigroup	USD	3	Reference Entity(5)	12/31/18	(18)	(3)	(21)
				Total Return on Underlying
WCS Oil Calendar Swap 3Q18 (¥)	Citigroup	USD	2	Reference Entity(5)	09/30/18	2	13	15
				Total Return on Underlying
WCS Oil Calendar Swap 3Q18 (¥)	Goldman Sachs	USD	—	Reference Entity(5)	09/30/18	—	2	2
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	BNP Paribas	USD	8	Reference Entity(5)	12/31/18	—	5	5
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	Goldman Sachs	USD	5	Reference Entity(5)	12/31/18	—	(1)	(1)
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	JPMorgan Chase	USD	2	Reference Entity(5)	12/31/18	—	2	2
Weighted Basket of Refined				Total Return on Underlying
Products Calendar Swap 4Q18 (¥)	Macquarie	USD	2	Reference Entity(5)	12/31/18	—	1	1
Wheat Commodity Calendar Swap				Total Return on Underlying
December 2018 (¥)	Goldman Sachs	USD	165	Reference Entity(5)	11/23/18	—	(68)	(68)
Wheat Commodity Calendar Swap				Total Return on Underlying
December 2018 (¥)	Goldman Sachs	USD	155	Reference Entity(5)	11/23/18	—	(91)	(91)

See accompanying notes which are an integral part of this quarterly report.

326 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Wheat Commodity Calendar Swap				Total Return on Underlying
December 2018 (¥)	JPMorgan Chase	USD	70	Reference Entity(5)	11/23/18	—	(45)	(45)
WTI Midland Index Calendar Swap				Total Return on Underlying
2H18 (¥)	Goldman Sachs	USD	4	Reference Entity(5)	12/31/18	—	(67)	(67)
Short
Bloomberg Commodity Index 1				3 Month Treasury Bill +
Month Forward Index	Goldman Sachs	USD	32,199	0.140%(1)	02/15/19	—	519	519
Bloomberg Commodity Index Total				3 Month Treasury Bill +
Return	BNP Paribas	USD	662	0.120%(1)	02/15/19	6	5	11
Bloomberg BCOMTR1B Commodity				3 Month Treasury Bill +
Index Total Return (xiv)	BNP Paribas	USD	21,576	0.140%(1)	02/15/19	—	347	347
Bloomberg BCOMTR2B Commodity				3 Month Treasury Bill +
Index Total Return (xv)	Goldman Sachs	USD	36,342	0.140%(1)	02/15/19	—	585	585
Bloomberg Commodity Index Total
Return	Macquarie	USD	60,872	3 Month Treasury Bill(1)	02/15/19	—	980	980
Total Open Total Return Swap Contracts (å)						(13)	7,865	7,852

(¥) Cash flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity. To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

(i) The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum December 2018	3.7	$6,996
Bean Oil January 2019	2.1	3,936
Brent Crude Oil June 2019	7.2	13,658
Coffee May 2019	2.1	3,927
Copper May 2019	5.5	10,478
Corn December 2018	5.1	9,663
Corn July 2019	6.1	11,633
Cotton December 2018	1.2	2,240
Cotton December 2018	11.5	22,129
Cotton March 2019	1.4	2,730
Crude Oil October 2018	6.9	13,188
Gold April 2019	9.7	18,425
Heating Oil April 2019	3.3	6,276
Kansas Wheat May 2019	1.5	2,940
Lean Hogs October 2018	1.3	2,414
Live Cattle April 2019	3.7	6,989
London Cocoa July 2019	0.6	1,094
London Cocoa March 2019	1.7	3,260
London Cocoa May 2019	1.1	2,181
Natural Gas February 2019	7.5	14,364
Nickel December 2018	2.7	5,070
RBOB gasoline October 2018	3.5	6,688
Silver May 2019	2.9	5,467
Soybean Meal December 2018	4.5	8,535

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 327

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Soybean Meal March 2019	2.7	5,161
Soybeans March 2019	5.0	9,432
Sugar May 2019	2.4	4,491
Wheat July 2019	3.9	7,344
Zinc October 2018	2.1	3,939
Total Long Futures Contracts		$214,648

Short Futures Contracts
Cotton March 2019	(9.2)	$(17,452)
London Cocoa December 2018	(1.7)	(3,282)
London Cocoa December 2018	(1.3)	(2,483)
London Cocoa September 2018	(0.8)	(1,473)
London Cocoa September 2018	(0.8)	(1,430)
Total Short Futures Contracts		$(26,120)

Options	% of Index	Notional Amount*
Purchased Options
London Cocoa September 2018	0.0	$36
London Cocoa September 2018	1.0	1,927
Total Options	1.0	$1,963

Embedded Management Fees	(0.1)	$(193)
Outstanding Swap contract, at value (^)		$190,298

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(^) The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at times the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.

(ii) The Goldman Sachs ABGS1042 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Coffee September 2018	0.8	$22
Corn September 2018	10.2	290
Kansas Wheat September 2018	0.6	17
Natural Gas September 2018	46.0	1,311
Soybean Meal December 2018	1.1	32
Soybeans November 2018	17.7	505
Soybeans Oil December 2018	0.8	24
Sugar October 2018	15.0	427
Unleaded Gasoline September 2018	2.3	66
Total Long Futures Contracts		$2,694

Short Futures Contracts
Aluminum September 2018	(17.6)	$(502)
Live Cattle October 2018	(10.3)	(293)
Lead September 2018	(7.7)	(220)
Nickel September 2018	(7.2)	(204)

See accompanying notes which are an integral part of this quarterly report.

328 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Zinc September 2018	(10.0)	(284)
Natural Gas September 2018	(4.7)	(133)
Soybeans November 2018	(3.7)	(107)
Sugar October 2018	(14.8)	(423)
Soybean Meal December 2018	(1.9)	(55)
Wheat September 2018	(14.8)	(422)
Unleaded Gasoline September 2018	(1.5)	(43)
Total Short Futures Contracts		$(2,686)

Cash	99.7	$2,844
Total Notional Amount		$2,852

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(iii) The JPMorgan JMABCT3E Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Lean Hogs August 2018	1.4	$72
Live Cattle August 2018	3.5	245
Red Wheat December 2018	2.3	164
Wheat December 2018	6.8	470
Total Long Futures Contracts		$951

Short Futures Contracts
Lean Hogs October 2018	(1.6)	$(79)
Live Cattle October 2018	(3.4)	(240)
Red Wheat September 2018	(2.3)	(164)
Wheat September 2018	(6.7)	(468)
Total Short Futures Contracts		$(951)

Cash	100.0	$6,957
Total Notional Amount		$6,957

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(iv) The JPMorgan JMABDEWE Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Oil October 2018	30.1	$653
Nickel September 2018	7.0	153
Propane September 2018	7.0	152
Soybean Meal December 2018	17.9	386
Soybeans November 2018	24.8	535
Unleaded Gasoline September 2018	13.2	286
Total Long Futures Contracts		$2,165

Short Futures Contracts
Aluminum September 2018	(6.9)	$(150)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 329

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Cocoa September 2018	(3.5)	(77)
Coffee September 2018	(3.6)	(78)
Corn September 2018	(17.6)	(382)
Heating Oil September 2018	(26.3)	(571)
Lean Hogs October 2018	(3.6)	(78)
Natural Gas September 2018	(6.4)	(139)
Natural Gas September 2018	(6.4)	(139)
Wheat September 2018	(17.6)	(382)
Zinc September 2018	(7.1)	(155)
Total Short Futures Contracts		$(2,151)

Cash	99.0	2,153
Total Notional Amount		$2,167

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(v) The JPMorgan JMABNIC2 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Brent Oil January 2019	18.0	$588
Gold December 2018	12.1	396
Copper December 2018	8.8	289
Heating Oil November 2018	7.2	237
Live Cattle December 2018	2.1	69
Lean Hogs December 2018	1.0	32
Nickel November 2018	8.7	284
Soybeans November 2018	18.3	594
Sugar March 2019	1.7	55
Silver December 2018	3.6	118
Soybean Meal December 2018	7.6	247
Unleaded Gasoline November 2018	10.9	357
Total Notional Amount		$3,266

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(vi) The JPMorgan JMABFNJ1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum November 2018	0.3	$6
Brent Oil January 2019	5.8	134
Cotton December 2018	5.2	118
Crude Oil December 2018	1.3	29
Gas-Oil November 2018	6.3	146
Heating Oil December 2018	3.0	67
Lead December 2018	5.6	128
Natural Gas December 2018	6.3	144
Unleaded Gasoline December 2018	6.1	138
Zinc December 2018	6.1	139

See accompanying notes which are an integral part of this quarterly report.

330 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Total Short Futures Contracts		$1,049

Short Futures Contracts
Cocoa December 2018	(1.2)	(28)
Coffee December 2018	(1.6)	(36)
Corn December 2018	(5.4)	(124)
Gold December 2018	(10.5)	(241)
Platinum October 2018	(6.0)	(136)
Propane December 2018	(3.6)	(81)
Silver December 2018	(6.2)	(140)
Soybeans January 2019	(8.0)	(182)
Sugar March 2019	(5.6)	(128)
Wheat December 2018	(5.9)	(135)
Total Short Futures Contracts		$(1,231)

Cash	108.0	$2,463
Total Notional Amount		$2,281

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(vii) The Macquarie MQCC112T Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum December 2018	4.2	$1,661
Brent Oil October 2018	8.8	3,511
Coffee December 2018	2.2	881
Copper December 2018	6.3	2,504
Corn September 2018	6.5	2,581
Cotton March 2019	1.7	666
Crude Oil December 2018	8.6	3,431
Gold December 2018	11.0	4,438
Heating Oil September 2018	4.0	1,583
Kansas Wheat December 2018	1.7	667
Lean Hogs October 2018	1.5	600
Live Cattle October 2018	3.9	1,553
Natural Gas September 2018	8.1	3,223
Nickel December 2018	3.2	1,255
Silver March 2019	3.3	1,313
Soybean Meal March 2019	3.2	1,269
Soybean Oil December 2018	2.4	959
Soybeans November 2018	5.6	2,213
Sugar March 2019	2.5	992
Unleaded Gasoline	4.5	1,805
Wheat December 2018	4.3	1,701
Zinc December 2018	2.5	1,002
Total Notional Amount		$39,808

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 331

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

(viii) The Macquarie MQCP563E Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Oil November 2018	0.1	$2
Cocoa December 2018	16.8	286
Crude Oil November 2018	60.1	1024
Crude Oil October 2018	38.0	647
Feeder Cattle October 2018	7.3	124
Gas-Oil October 2018	15.4	262
Unleaded Gasoline November 2018	23.3	397
Total Long Futures Contracts		$2,742

Short Futures Contracts
Cocoa September 2018	(16.7)	$(283)
Crude Oil September 2018	(98.2)	(1,672)
Feeder Cattle September 2018	(7.3)	(124)
Gas-Oil September 2018	(15.3)	(261)
Lean Hogs October 2018	(0.1)	(3)
Live Cattle October 2018	(0.1)	(3)
Unleaded Gasoline September 2018	(23.3)	(396)
Total Short Futures Contracts		$(2,742)

Cash	100.0	$1,703
Total Notional Amount		$1,703

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(ix) The Macquarie PIMCODB1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum January 2019	0.8	$29
Aluminum September 2018	1.4	50
Brent Oil January 2019	4.7	168
Brent Oil November 2018	1.4	49
Cocoa September 2018	0.4	15
Coffee December 2018	1.0	36
Copper September 2018	1.1	40
Corn September 2018	0.9	33
Cotton December 2018	2.0	72
Crude Oil January 2019	3.8	134
Gas-Oil January 2019	3.0	105
Gas-Oil September 2018	2.2	78
Gold December 2018	2.4	84
Heating Oil January 2019	3.0	109
Heating Oil September 2018	1.4	49
Kansas Wheat September 2018	1.4	49
Lead January 2019	1.9	68
Live Cattle October 2018	1.9	68

See accompanying notes which are an integral part of this quarterly report.

332 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Natural Gas January 2019	2.9	104
Natural Gas September 2018	12.7	454
Platinum October 2018	1.5	52
Silver September 2018	2.7	94
Soybean Meal December 2018	0.5	19
Soybeans November 2018	4.3	154
Soybeans Oil December 2018	0.3	9
Sugar October 2018	5.0	180
Unleaded Gasoline January 2019	3.7	133
Unleaded Gasoline September 2018	3.4	121
Wheat September 2018	1.3	45
Zinc January 2019	2.8	100
Zinc September 2018	1.4	49
Total Futures Contracts		$2,750

Cash	22.8	810
Total Notional Amount		$3,560

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(x) The Merrill Lynch MLBXBIN1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum September 2018	3.3	$2,428
Brent Crude Oil November 2018	13.0	9,692
Copper September 2018	9.5	7,070
Cotton December 2018	2.5	1,877
Crude Oil September 2018	12.5	9,319
Gold December 2018	2.3	1,728
Heating Oil September 2018	5.9	4,410
Live Cattle October 2018	6.1	4,544
Natural Gas September 2018	12.4	9,245
Nickel September 2018	4.7	3,471
Silver September 2018	5.0	3,747
Soybean Meal December 2018	4.8	3,552
Soybeans November 2018	7.6	5,684
Unleaded Gas September 2018	6.7	4,994
Zinc September 2018	3.7	2,734
Total Notional Amount		$74,495

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(xi) The Merrill Lynch MLBXCS2T Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum December 2018	4.2	$2,079
Brent Oil October 2018	8.8	4,394

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 333

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Coffee September 2018	2.2	1,105
Copper December 2018	6.3	3,133
Corn September 2018	6.5	3,231
Cotton December 2018	1.7	832
Crude Oil October 2018	8.6	4,274
Gold December 2018	11.1	5,553
Heating Oil September 2018	4.0	1,981
Kansas Wheat September 2018	1.7	838
Lean Hogs October 2018	1.5	751
Live Cattle October 2018	3.9	1,944
Natural Gas December 2018	8.1	4,021
Nickel December 2018	3.2	1,570
Silver December 2018	3.3	1,644
Soybean Meal December 2018	3.2	1,580
Soybean Oil December 2018	2.4	1,200
Soybeans November 2018	5.6	2,770
Sugar October 2018	2.4	1,212
Unleaded Gasoline September 2018	4.5	2,258
Wheat September 2018	4.3	2,121
Zinc September 2018	2.5	1,257
Total Notional Amount		$49,748

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(xii) The Macquarie PIMCODB2 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum January 2019	0.8	$1
Aluminum September 2018	1.4	2
Brent Oil January 2019	4.7	7
Brent Oil November 2018	1.4	2
Cocoa September 2018	0.4	1
Coffee September 2018	1.0	2
Copper September 2018	1.0	2
Corn September 2018	0.9	2
Cotton December 2018	2.0	3
Crude Oil January 2019	3.8	6
Gas-Oil September 2018	2.2	4
Gas-Oil January 2019	3.0	4
Gold December 2018	2.4	4
Heating Oil September 2018	1.4	2
Heating Oil January 2019	3.0	5
Kansas Wheat September 2018	1.4	2
Lead January 2019	1.9	3
Live Cattle October 2018	1.9	3
Natural Gas September 2018	12.8	21
Natural Gas January 2019	2.9	5
Platinum October 2018	1.5	2
Silver September 2018	2.7	4
Soybean Meal December 2018	0.5	1

See accompanying notes which are an integral part of this quarterly report.

334 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Soybeans November 2018	4.3	7
Soybeans Oil December 2018	0.3	1
Sugar October 2018	5.0	8
Unleaded Gasoline September 2018	3.4	5
Unleaded Gasoline January 2019	3.7	6
Wheat September 2018	1.3	2
Zinc September 2018	1.4	2
Zinc January 2019	2.8	5
Total Futures Contracts		$124

Cash	22.8	36
Total Notional Amount		$160

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(xiii) The Societe Generale SGC0P04T Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum December 2018	4.2	$1,229
Brent Oil October 2018	8.8	2,597
Coffee September 2018	2.2	653
Copper September 2018	6.3	1,853
Corn September 2018	6.5	1,909
Cotton March 2019	1.7	492
Crude Oil November 2018	8.6	2,533
Gold December 2018	11.1	3,282
Heating Oil September 2018	3.9	1,171
Kansas Wheat September 2018	1.7	495
Lean Hogs October 2018	1.5	444
Live Cattle October 2018	3.9	1,148
Natural Gas September 2018	8.1	2,383
Nickel December 2018	3.2	928
Silver December 2018	3.3	972
Soybean Meal December 2018	3.2	934
Soybean Oil December 2018	2.4	709
Soybeans November 2018	5.6	1,637
Sugar March 2019	2.5	734
Unleaded Gasoline September 2018	4.5	1,334
Wheat December 2018	4.3	1,258
Zinc December 2018	2.5	741
Total Notional Amount		$29,436

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(xiv) The Bloomberg BCOMTR1B Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 335

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Long Futures Contracts
Aluminum September 2018	4.3	$928
Brent Oil November 2018	8.5	1,845
Coffee September 2018	2.3	487
Copper September 2018	6.4	1,371
Corn September 2018	6.6	1,420
Cotton December 2018	1.7	364
Crude Oil September 2018	8.3	1,789
Gold December 2018	11.2	2,434
Heating Oil September 2018	3.9	837
Kansas Wheat September 2018	1.7	362
Lean Hogs October 2018	1.5	322
Live Cattle October 2018	4.0	863
Natural Gas September 2018	8.2	1,774
Nickel September 2018	3.1	674
Silver September 2018	3.3	722
Soybean Meal December 2018	3.3	703
Soybeans November 2018	5.7	1,232
Soybeans Oil December 2018	2.4	521
Sugar October 2018	2.5	540
Unleaded Gasoline September 2018	4.4	943
Wheat September 2018	4.2	915
Zinc September 2018	2.5	530
Total Notional Amount		$21,576

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(xv) The Bloomberg BCOMTR2B Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum September 2018	4.3	$1,564
Brent Oil November 2018	8.5	3,108
Coffee September 2018	2.3	820
Copper September 2018	6.4	2,308
Corn September 2018	6.6	2,391
Cotton December 2018	1.7	614
Crude Oil September 2018	8.3	3,014
Gold December 2018	11.2	4,099
Heating Oil September 2018	3.9	1,410
Kansas Wheat September 2018	1.7	611
Lean Hogs October 2018	1.5	542
Live Cattle October 2018	4.0	1,454
Natural Gas September 2018	8.2	2,988
Nickel September 2018	3.1	1,135
Silver September 2018	3.3	1,216
Soybean Meal December 2018	3.3	1,184
Soybeans November 2018	5.7	2,075
Soybeans Oil December 2018	2.4	877
Sugar October 2018	2.5	910
Unleaded Gasoline September 2018	4.4	1,588

See accompanying notes which are an integral part of this quarterly report.

336 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Wheat September 2018	4.2	1,541
Zinc September 2018	2.5	893
Total Notional Amount		$36,342

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Corporate Bonds and Notes	$—	$30,032	$—	$—	$30,032
International Debt	—	11,555	—	—	11,555
United States Government Treasuries	—	208	—	—	208
Options Purchased	284	—	—	—	284
Short-Term Investments	—	193,747	—	420,245	613,992
Total Investments	284	235,542	—	420,245	656,071

Other Financial Instruments
Assets
Futures Contracts	7,693	—	—	—	7,693
Total Return Swap Contracts	—	8,249	—	—	8,249
Liabilities
Futures Contracts	(7,171)	—	—	—	(7,171)
Options Written	(166)	—	—	—	(166)
Total Return Swap Contracts	—	(397)	—	—	(397)
Total Other Financial Instruments*	$356	$7,852	$—	$—	$8,208

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 337

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.0%			China Resources Gas Group, Ltd.	31,421	149
Australia - 8.1%			COSCO Shipping Ports, Ltd.	4,090,599	3,850
APA Group	108,349	777	Jiangsu Expressway Co. , Ltd. Class H(Å)	5,446,418	6,619
Atlas Arteria, Ltd.	333,894	1,621			15,998
Aurizon Holdings, Ltd.	542,537	1,833
AusNet Services(Æ)	1,853,545	2,245	France - 7.4%
Spark Infrastructure Group	4,010,917	6,849	Aeroports de Paris	54,613	12,221
Sydney Airport	1,112,323	5,846	Eiffage SA	40,080	4,485
Transurban Group - ADR(Æ)	4,251,097	36,909	Engie SA	32,950	532
		56,080	Eutelsat Communications SA	10,301	221
			Getlink SE	1,401,329	18,507
Austria - 0.2%			Suez Environnement Co.	133,179	1,891
Flughafen Wien AG(Å)	33,855	1,276	Veolia Environnement SA	27,668	632
Oesterreichische Post AG	4,005	190	Vinci SA	128,087	12,875
		1,466			51,364

Belgium - 0.1%			Germany - 1.3%
bpost SA	702	11	E. ON SE	96,429	1,087
Elia System Operator SA	4,682	292	Fraport AG Frankfurt Airport Services
		303	Worldwide	79,167	7,902
			Hamburger Hafen und Logistik AG	11,565	267
Bermuda - 0.1%					9,256
Beijing Enterprises Water Group, Ltd.	857,186	469
China Everbright Water, Ltd. (Å)(Ñ)	535,077	157	Hong Kong - 0.8%
		626	Beijing Enterprises Holdings, Ltd.	145,000	706
			CK Infrastructure Holdings, Ltd.	161,613	1,201
Brazil - 1.7%			CLP Holdings, Ltd.	52,946	606
Alupar Investimento SA	43,209	188	Guangdong Investment, Ltd.	430,332	741
CCR SA	2,005,236	5,626	HKBN, Ltd.	37,352	58
Cia de Saneamento Basico do Estado de			HKT Trust & HKT, Ltd.	22,373	30
Sao Paulo(Æ)	115,621	770	Hong Kong & China Gas Co. , Ltd.	533,223	1,088
Companhia de Saneamento do Parana			MTR Corp. , Ltd.	64,624	362
SANEPAR	15,371	182	Power Assets Holdings, Ltd.	91,322	644
EDP - Energias do Brasil SA	333,357	1,213			5,436
Rumo SA(Æ)	426,371	1,687
Transmissora Alianca de Energia			India - 0.2%
Eletrica SA	422,894	2,277	Petronet LNG, Ltd.	19,940	67
		11,943	Power Grid Corp. of India, Ltd.	485,872	1,293

Canada - 11.7%					1,360
AltaGas, Ltd. - ADR	13,828	281	Indonesia - 0.0%
Brookfield Infrastructure Partners, LP(Ñ)	34,336	1,406	Sarana Menara Nusantara Tbk PT(Þ)	3,081,337	112
Canadian Pacific Railway, Ltd.	6,103	1,210
Enbridge, Inc. (Ñ)	827,578	29,363	Italy - 6.3%
Gibson Energy, Inc.	135,773	1,902	Atlantia SpA	1,113,397	33,015
Hydro One, Ltd. (Þ)	515,506	7,530	Ei Towers SpA	25,337	1,686
Inter Pipeline, Ltd.	35,126	670	Enav SpA(Þ)	213,358	1,098
Keyera Corp.	29,681	859	Enel SpA	379,052	2,110
Pembina Pipeline Corp.	213,503	7,681	Hera SpA	83,595	277
Progressive Waste Solutions, Ltd.	72,416	5,620	Infrastrutture Wireless Italiane SpA(Þ)	254,508	2,083
TransCanada Corp.	530,850	23,875	Snam Rete Gas SpA	145,375	624
Westshore Terminals Investment Corp.	35,591	664	Societa Iniziative Autostradali e Servizi
		81,061	SpA	10,983	194
			Terna Rete Elettrica Nazionale SpA	360,450	2,015
Chile - 0.2%					43,102
Aguas Andinas SA Class A	1,874,475	1,091
Enel Chile SA - ADR	40,212	211	Japan - 2.9%
		1,302	Central Japan Railway Co.	10,137	2,110
			East Japan Railway Co.	89,186	8,343
China - 2.3%			Japan Airport Terminal Co. , Ltd.	10,528	500
China Everbright International, Ltd.	1,366,267	1,668	Kamigumi Co. , Ltd.	47,640	997
China Merchants Port Holdings Co. , Ltd.	1,789,389	3,712

See accompanying notes which are an integral part of this quarterly report.

338 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Osaka Gas Co. , Ltd.	178,300	3,428	Enagas SA	21,887	612
Shikoku Electric Power Co. , Inc.	82,300	1,099	Endesa SA - ADR	1,372	32
Tokyo Gas Co. , Ltd.	71,900	1,754	Ferrovial SA	330,751	6,836
West Japan Railway Co.	28,900	2,019	Gas Natural SDG SA	383	10
		20,250	Iberdrola SA	382,851	2,975
			Iberdrola SA(Æ)(Š)	3,945	31
Malaysia - 0.1%			Red Electrica Corp. SA	83,902	1,779
Malaysia Airports Holdings BHD	51,600	118			44,314
Westports Holdings BHD	611,327	557
		675	Switzerland - 1.3%
			Flughafen Zurich AG	41,363	8,668
Mexico - 1.6%
Grupo Aeroportuario del Centro Norte			United Kingdom - 5.1%
SAB de CV - ADR(Ñ)	14,967	726	National Grid PLC	1,672,237	17,844
Grupo Aeroportuario del Pacifico SAB de			National Grid PLC - ADR(Ñ)	28,251	1,528
CV Class B	349,976	3,307	Pennon Group PLC	1,333	13
Grupo Aeroportuario del Pacifico SAB de			Scottish & Southern Energy PLC(Ñ)	286,524	4,700
CV - ADR(Ñ)	33,455	3,163	Severn Trent PLC Class H	310,101	7,870
Grupo Aeroportuario del Sureste SAB de			United Utilities Group PLC	347,975	3,283
CV - ADR	1,020	182			35,238
Infraestructura Energetica Nova SAB
de CV	581	3	United States - 35.6%
OHL Mexico SAB de CV(Å)	1,180,645	1,707	Advanced Disposal Services, Inc. (Æ)	31,942	786
Promotora y Operadora de			Alliant Energy Corp.	103,364	4,442
Infraestructura SAB de CV	146,058	1,513	Ameren Corp.	25,606	1,589
Promotora y Operadora de			American Electric Power Co. , Inc.	62,493	4,446
Infraestructura SAB de CV Class L	27,020	206	American Tower Corp. (ö)	17,453	2,587
		10,807	American Water Works Co. , Inc.	20,890	1,843
			Antero Midstream GP LP(Ñ)	90,208	1,734
Netherlands - 0.7%			AquaVenture Holdings, Ltd. (Æ)(Ñ)	28,441	470
InterXion Holding NV(Æ)	10,120	657	Atmos Energy Corp.	28,313	2,601
Koninklijke Vopak NV	87,888	4,138	Avangrid, Inc.	17,527	877
		4,795	Casella Waste Systems, Inc. Class A(Æ)	862	24
			Cheniere Energy, Inc. (Æ)	81,943	5,203
New Zealand - 1.2%			Chesapeake Utilities Corp.	1,314	110
Auckland International Airport, Ltd. (Å)	1,350,144	6,147	CMS Energy Corp.	91,929	4,444
Infratil, Ltd.	277,807	656	Consolidated Edison, Inc.	10,448	825
Port of Tauranga, Ltd. (Å)	324,181	1,102	CoreSite Realty Corp. Class A(ö)	11,362	1,274
		7,905	Crown Castle International Corp. (ö)	69,588	7,712
			CSX Corp.	8,075	571
Philippines - 0.1%			Digital Realty Trust, Inc. (ö)	2,707	329
International Container Terminal
Services, Inc.	248,835	417	Dominion Energy, Inc.	262,325	18,811
			DTE Energy Co.	5,712	620
Portugal - 0.0%			Duke Energy Corp.	67,975	5,548
REN - Redes Energeticas Nacionais			Edison International	92,738	6,179
SGPS SA	16,471	48	Enbridge Energy Management LLC(Æ)
			(Ñ)	243,359	2,621
Singapore - 0.6%			Entergy Corp.	14,468	1,176
CitySpring Infrastructure Trust(Æ)	1,831,576	700	Enterprise Products Partners, LP(Ñ)	121,525	3,524
ComfortDelGro Corp. , Ltd.	167,045	289	Equinix, Inc. (Æ)(ö)	580	255
Keppel DC REIT(ö)	1,008,314	1,045	Evergy, Inc.	155,887	8,744
NetLink NBN Trust	1,725,274	976	Eversource Energy(Æ)	53,603	3,255
Parkway Life Real Estate Investment			FirstEnergy Corp.	38,393	1,360
Trust(Æ)(ö)	449,517	912	Hess Midstream Partners, LP(Ñ)	32,858	728
SATS, Ltd.	47,900	183	Kinder Morgan, Inc.	1,856,629	33,011
		4,105	Macquarie Infrastructure Corp.	27,549	1,251
			Magellan Midstream Partners, LP	13,362	959
Spain - 6.4%			MPLX LP	41,372	1,507
Abertis Infraestructuras SA(Š)	90,641	1,946	NextEra Energy, Inc.	168,352	28,206
Aena SA(Þ)	150,919	27,393	NiSource, Inc.	234,373	6,136
Cellnex Telecom SA(Þ)	101,719	2,700	Norfolk Southern Corp.	17,779	3,005

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 339

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Schedule of Investments, continued — July 31, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	ONE Gas, Inc.	6,425		495
	ONEOK, Inc.	114,655		8,076
	PG&E Corp.	301,296		12,980
	Pinnacle West Capital Corp.	1,349		108
	Plains All American Pipeline, LP	191,058		4,734
	PNM Resources, Inc.	22,284		877
	Portland General Electric Co.	42,764		1,940
	PPL Corp.	31,584		909
	SBA Communications Corp. (Æ)(ö)	18,666		2,954
	Sempra Energy	36,375		4,205
	Southern Co. (The)	243,913		11,854
	Southwest Gas Holdings, Inc.	18,582		1,453
	Spire, Inc.	4,896		351
	Targa Resources Corp.	18,258		932
	UGI Corp.	67,733		3,599
	Union Pacific Corp.	16,599		2,488
	Unitil Corp.	3,018		154
	WEC Energy Group, Inc. (Æ)	64,519		4,282
	Williams Cos. , Inc. (The)	389,100		11,576
	Xcel Energy, Inc.	62,725		2,939
				245,669

	Total Common Stocks
	(cost $566,970)			662,300

	Investments in Other Funds - 0.0%
	3i Infrastructure PLC	62,918		205
	Total Investments in Other Funds
	(cost $187)			205

	Short-Term Investments - 3.1%
	United States - 3.1%
	U. S. Cash Management Fund(@)	21,666,165	(8)	21,668
	Total Short-Term Investments
	(cost $21,668)			21,668

	Other Securities - 2.5%
	U. S. Cash Collateral Fund(×)(@)	16,966,494	(8)	16,966
	Total Other Securities
	(cost $16,966)			16,966

	Total Investments 101.6%
	(identified cost $605,791)			701,139

	Other Assets and Liabilities, Net
-	(1.6%)			(10,817)
	Net Assets - 100.0%			690,322

See accompanying notes which are an integral part of this quarterly report.

340 Global Infrastructure Fund

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Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
2.5%
Auckland International Airport, Ltd.		06/13/12	NZD			622,494	2.20	1,370	2,834
Auckland International Airport, Ltd.		06/22/15	NZD			508,820	3.47	1,767	2,317
Auckland International Airport, Ltd.		11/20/17	NZD			218,830	4.25	931	996
China Everbright Water, Ltd.		07/07/15	SGD			535,077	0.56	299	157
Flughafen Wien AG		10/07/14	EUR			30,958	20.54	636	1,167
Flughafen Wien AG		05/18/18	EUR			2,897	28.09	81	109
Jiangsu Expressway Co. , Ltd.		0	HKD			5,446,418	1.19	6,613	6,619
OHL Mexico SAB de CV		02/03/16	MXN			383,840	1.06	405	555
OHL Mexico SAB de CV		10/14/16	MXN			784,600	1.24	975	1,134
OHL Mexico SAB de CV		05/18/18	MXN			12,205	1.38	17	18
Port of Tauranga, Ltd.		09/30/10	NZD			262,972	1.03	271	894
Port of Tauranga, Ltd.		03/09/17	NZD			61,209	2.40	147	208
									17,008
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Value and
								Unrealized
								Appreciation
		Number of				Notional	Expiration	(Depreciation)
		Contracts				Amount	Date		$
Long Positions
CAC40 Euro Index Futures				23	EUR	1,267	08/18		21
DAX Index Futures				2	EUR	641	09/18		7
EURO STOXX 50 Index Futures				34	EUR	1,199	09/18		27
FTSE 100 Index Futures				12	GBP	924	09/18		14
Hang Seng Index Futures				8	HKD	11,372	08/18		(20)
IBEX 35 Index Futures				41	EUR	4,049	08/18		83
S&P Utilities Select Sector Index Futures			209		USD	11,127	09/18		307
S&P/TSX 60 Index Futures				20	CAD	3,914	09/18		18
SPI 200 Index Futures				23	AUD	3,575	09/18		23
TOPIX Index Futures				4	JPY	69,920	09/18		(3)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									477

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount				Amount			(Depreciation)
Counterparty		Sold				Bought	Settlement Date		$
Bank of America	USD		293		CAD	380	09/19/18		(1)
Bank of America	USD		511		EUR	430	09/19/18		(6)
Bank of America	USD		188		GBP	140	09/19/18		(4)
Bank of America	USD		17		JPY	1,870	08/02/18		—
Bank of America	AUD	1,840			USD	1,354	09/19/18		(13)
Bank of America	EUR		630		USD	733	09/19/18		(6)
Bank of America	HKD	5,760			USD	735	09/19/18		—
Bank of America	JPY	1,561			USD	14	08/02/18		—
Bank of America	JPY	4,706			USD	42	08/02/18		—
Bank of America	JPY	34,560			USD	315	09/19/18		5
Bank of Montreal	USD		652	AUD		856	09/19/18		(16)
Bank of Montreal	USD		774		CAD	1,003	09/19/18		(2)
Bank of Montreal	USD	2,416			EUR	2,033	09/19/18		(31)
Bank of Montreal	USD	5,694			EUR	4,790	09/19/18		(74)

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 341

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Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	286	GBP	213	09/19/18	(6)
Bank of Montreal	USD	377	HKD	2,955	09/19/18	—
Bank of Montreal	USD	100	JPY	10,942	09/19/18	(2)
Bank of Montreal	CHF	833	USD	853	09/19/18	8
Brown Brothers Harriman	USD	111	AUD	150	09/19/18	—
Brown Brothers Harriman	USD	349	AUD	460	09/19/18	(7)
Brown Brothers Harriman	USD	916	AUD	1,240	09/19/18	5
Brown Brothers Harriman	USD	1,031	AUD	1,390	09/19/18	2
Brown Brothers Harriman	USD	15,831	AUD	21,440	09/19/18	101
Brown Brothers Harriman	USD	151	CAD	200	09/19/18	3
Brown Brothers Harriman	USD	1,441	CAD	1,910	09/19/18	28
Brown Brothers Harriman	USD	18,111	CAD	24,000	09/19/18	354
Brown Brothers Harriman	USD	215	EUR	183	08/02/18	—
Brown Brothers Harriman	USD	292	EUR	249	08/02/18	—
Brown Brothers Harriman	USD	307	EUR	262	08/02/18	—
Brown Brothers Harriman	USD	974	EUR	830	09/19/18	—
Brown Brothers Harriman	USD	3,089	EUR	2,640	09/19/18	9
Brown Brothers Harriman	USD	49,623	EUR	42,580	09/19/18	344
Brown Brothers Harriman	USD	141	GBP	107	08/02/18	—
Brown Brothers Harriman	USD	104	GBP	80	09/19/18	1
Brown Brothers Harriman	USD	500	GBP	380	09/19/18	—
Brown Brothers Harriman	USD	612	GBP	460	09/19/18	(7)
Brown Brothers Harriman	USD	7,183	GBP	5,430	09/19/18	(42)
Brown Brothers Harriman	USD	180	HKD	1,410	09/19/18	—
Brown Brothers Harriman	USD	198	HKD	1,550	09/19/18	—
Brown Brothers Harriman	USD	548	HKD	4,300	09/19/18	—
Brown Brothers Harriman	USD	750	HKD	5,880	09/19/18	—
Brown Brothers Harriman	USD	8,813	HKD	69,080	09/19/18	(2)
Brown Brothers Harriman	USD	16	JPY	1,786	08/03/18	—
Brown Brothers Harriman	USD	58	JPY	6,453	08/03/18	—
Brown Brothers Harriman	USD	157	JPY	17,470	09/19/18	—
Brown Brothers Harriman	USD	164	JPY	17,920	09/19/18	(3)
Brown Brothers Harriman	USD	319	JPY	35,320	09/19/18	(2)
Brown Brothers Harriman	USD	479	JPY	52,250	09/19/18	(10)
Brown Brothers Harriman	USD	3,345	JPY	365,730	09/19/18	(64)
Brown Brothers Harriman	AUD	150	USD	111	09/19/18	(1)
Brown Brothers Harriman	AUD	150	USD	110	09/19/18	(1)
Brown Brothers Harriman	AUD	320	USD	239	09/19/18	1
Brown Brothers Harriman	AUD	1,070	USD	791	09/19/18	(4)
Brown Brothers Harriman	AUD	2,190	USD	1,635	09/19/18	8
Brown Brothers Harriman	AUD	17,900	USD	13,214	09/19/18	(87)
Brown Brothers Harriman	CAD	400	USD	305	09/19/18	(3)
Brown Brothers Harriman	CAD	580	USD	440	09/19/18	(6)
Brown Brothers Harriman	CAD	1,340	USD	1,009	09/19/18	(22)
Brown Brothers Harriman	CAD	1,730	USD	1,303	09/19/18	(28)
Brown Brothers Harriman	CAD	2,330	USD	1,780	09/19/18	(13)
Brown Brothers Harriman	CAD	19,400	USD	14,602	09/19/18	(324)
Brown Brothers Harriman	CHF	34	USD	34	08/03/18	—
Brown Brothers Harriman	CHF	79	USD	79	08/03/18	—
Brown Brothers Harriman	CHF	372	USD	375	08/03/18	—
Brown Brothers Harriman	EUR	42	USD	49	08/02/18	—
Brown Brothers Harriman	EUR	220	USD	258	09/19/18	—
Brown Brothers Harriman	EUR	390	USD	456	09/19/18	(2)
Brown Brothers Harriman	EUR	920	USD	1,086	09/19/18	6
Brown Brothers Harriman	EUR	1,120	USD	1,310	09/19/18	(4)
Brown Brothers Harriman	EUR	2,910	USD	3,410	09/19/18	(5)
Brown Brothers Harriman	EUR	3,390	USD	4,003	09/19/18	25
Brown Brothers Harriman	EUR	33,730	USD	39,429	09/19/18	(153)

See accompanying notes which are an integral part of this quarterly report.

342 Global Infrastructure Fund

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Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	GBP	80	USD	105	09/19/18	—
Brown Brothers Harriman	GBP	80	USD	105	09/19/18	—
Brown Brothers Harriman	GBP	150	USD	199	09/19/18	2
Brown Brothers Harriman	GBP	370	USD	493	09/19/18	7
Brown Brothers Harriman	GBP	380	USD	504	09/19/18	4
Brown Brothers Harriman	GBP	460	USD	611	09/19/18	6
Brown Brothers Harriman	GBP	4,350	USD	5,784	09/19/18	63
Brown Brothers Harriman	HKD	1,410	USD	180	09/19/18	—
Brown Brothers Harriman	HKD	1,440	USD	184	09/19/18	—
Brown Brothers Harriman	HKD	4,490	USD	573	09/19/18	—
Brown Brothers Harriman	HKD	7,240	USD	923	09/19/18	—
Brown Brothers Harriman	HKD	55,600	USD	7,092	09/19/18	1
Brown Brothers Harriman	JPY	5,485	USD	49	08/03/18	—
Brown Brothers Harriman	JPY	9,293	USD	83	08/03/18	—
Brown Brothers Harriman	JPY	17,320	USD	156	09/19/18	1
Brown Brothers Harriman	JPY	34,290	USD	313	09/19/18	5
Brown Brothers Harriman	JPY	34,450	USD	311	09/19/18	2
Brown Brothers Harriman	JPY	314,610	USD	2,878	09/19/18	56
Citibank	USD	50	EUR	43	08/01/18	—
Citibank	USD	143	EUR	122	08/01/18	—
Citibank	AUD	86	USD	64	08/01/18	—
Citibank	EUR	59	USD	69	08/01/18	—
Citibank	EUR	72	USD	85	08/01/18	—
Commonwealth Bank of Australia	USD	652	AUD	856	09/19/18	(16)
Commonwealth Bank of Australia	USD	774	CAD	1,003	09/19/18	(2)
Commonwealth Bank of Australia	USD	2,414	EUR	2,033	09/19/18	(29)
Commonwealth Bank of Australia	USD	5,689	EUR	4,790	09/19/18	(69)
Commonwealth Bank of Australia	USD	286	GBP	213	09/19/18	(6)
Commonwealth Bank of Australia	USD	377	HKD	2,955	09/19/18	—
Commonwealth Bank of Australia	USD	100	JPY	10,942	09/19/18	(2)
Commonwealth Bank of Australia	CHF	833	USD	853	09/19/18	9
Credit Suisse	AUD	129	USD	95	08/01/18	—
Deutsche Bank	HKD	596	USD	76	08/01/18	—
Deutsche Bank	HKD	3	USD	—	08/02/18	—
JPMorgan Chase	USD	81	EUR	69	08/02/18	—
JPMorgan Chase	CHF	64	USD	65	08/02/18	—
JPMorgan Chase	EUR	159	USD	187	08/01/18	—
JPMorgan Chase	SGD	52	USD	38	08/02/18	—
Royal Bank of Canada	USD	652	AUD	856	09/19/18	(15)
Royal Bank of Canada	USD	774	CAD	1,003	09/19/18	(3)
Royal Bank of Canada	USD	2,413	EUR	2,033	09/19/18	(28)
Royal Bank of Canada	USD	5,687	EUR	4,790	09/19/18	(66)
Royal Bank of Canada	USD	285	GBP	213	09/19/18	(6)
Royal Bank of Canada	USD	377	HKD	2,955	09/19/18	—
Royal Bank of Canada	USD	100	JPY	10,942	09/19/18	(2)
Royal Bank of Canada	AUD	930	USD	689	09/19/18	(2)
Royal Bank of Canada	CAD	1,170	USD	889	09/19/18	(11)
Royal Bank of Canada	CHF	833	USD	853	09/19/18	8
Royal Bank of Canada	EUR	1,280	USD	1,503	09/19/18	1
Royal Bank of Canada	GBP	220	USD	291	09/19/18	2
Royal Bank of Canada	HKD	2,830	USD	361	09/19/18	—
Royal Bank of Canada	JPY	17,090	USD	153	09/19/18	(1)
State Street	USD	32	BRL	118	08/01/18	—
State Street	USD	64	BRL	239	08/01/18	(1)
State Street	USD	19	CAD	25	08/01/18	—
State Street	USD	1,203	CAD	1,570	09/19/18	5
State Street	USD	—	GBP	—	08/01/18	—
State Street	USD	13	JPY	1,398	08/01/18	—

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 343

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Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount	Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
State Street		USD	35	NZD	51	08/02/18	—
State Street		AUD	33	USD	25	08/02/18	—
State Street		CAD	580	USD	444	09/19/18	(3)
State Street		EUR	9	USD	11	08/01/18	—
State Street		EUR	900	USD	1,062	09/19/18	6
State Street		GBP	26	USD	34	08/02/18	—
State Street		GBP	150	USD	200	09/19/18	3
State Street		IDR	266,689	USD	18	08/01/18	—
State Street		MXN	5	USD	—	08/01/18	—
State Street		MXN	3	USD	—	08/02/18	—
State Street		SGD	8	USD	6	08/01/18	—
State Street		SGD	2	USD	1	08/03/18	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(132)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
					Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)		Total
Common Stocks
Australia	$—		$56,080	$—		$—	$56,080
Austria	—		1,466	—		—	1,466
Belgium	—		303	—		—	303
Bermuda	—		626	—		—	626
Brazil	11,943		—	—		—	11,943
Canada	81,061		—	—		—	81,061
Chile	1,302		—	—		—	1,302
China	—		15,998	—		—	15,998
France	—		51,364	—		—	51,364
Germany	—		9,256	—		—	9,256
Hong Kong	—		5,436	—		—	5,436
India	—		1,360	—		—	1,360
Indonesia	—		112	—		—	112
Italy	—		43,102	—		—	43,102
Japan	—		20,250	—		—	20,250
Malaysia	—		675	—		—	675
Mexico	10,807		—	—		—	10,807
Netherlands	657		4,138	—		—	4,795
New Zealand	—		7,905	—		—	7,905
Philippines	—		417	—		—	417
Portugal	—		48	—		—	48
Singapore	—		4,105	—		—	4,105
Spain	—		42,337	1,977		—	44,314
Switzerland	—		8,668	—		—	8,668
United Kingdom	1,528		33,710	—		—	35,238
United States	245,669		—	—		—	245,669
Investments in Other Funds	—		205	—		—	205
Short-Term Investments	—		—	—		21,668	21,668

See accompanying notes which are an integral part of this quarterly report.

344 Global Infrastructure Fund

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Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Other Securities	—	—	—	16,966	16,966
Total Investments	352,967	307,561	1,977	38,634	701,139

Other Financial Instruments
Assets
Futures Contracts	500	—	—	—	500
Foreign Currency Exchange Contracts	1	1,080	—	—	1,081
Liabilities
Futures Contracts	(23)	—	—	—	(23)
Foreign Currency Exchange Contracts	(3)	(1,210)	—	—	(1,213)
Total Other Financial Instruments*	$475	$(130)	$—	$—	$345

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	201
Airport Services	79,982
Alternative Carriers	976
Cable & Satellite	221
Construction & engineering	24,196
Diversified	862
Electric Utilities	130,236
Environmental & Facilities Services	8,098
Gas Utilities	16,806
Healthcare	912
Highways & Railtracks	107,862
Integrated Telecommunication Services	6,556
Marine Ports & Services	11,565
Multi-Utilities	72,560
Oil & Gas Storage & Transportation	144,396
Railroads	23,628
Specialized REITs	16,156
Trucking	289
Water Utilities	16,891
Wireless Telecommunication Services	112

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 345

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Short-Term Investments	21,668
Other Securities	16,966
Total Investments	701,139

See accompanying notes which are an integral part of this quarterly report.

346 Global Infrastructure Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.7%			Alstria Office REIT-AG(ö)	267,795	4,158
Australia - 4.1%
			Deutsche Wohnen SE	395,118	19,251
Charter Hall Group - ADR(ö)	906,632	4,500
			TLG Immobilien AG	102,385	2,677
Dexus Property Group(ö)	1,032,186	7,717
			Vonovia SE	260,210	12,597
Goodman Group(ö)	1,308,463	9,349
GPT Group (The)(ö)	3,054,454	11,693			43,534
Investa Office Fund(ö)	47,834	183	Hong Kong - 11.0%
Mirvac Group(ö)	2,183,548	3,695	Champion REIT(ö)	865,119	589
Scentre Group(ö)	3,219,957	10,152	CK Asset Holdings, Ltd.	2,404,569	18,393
		47,289	Hang Lung Properties, Ltd. - ADR	1,098,103	2,314
			Hongkong Land Holdings, Ltd.	2,712,595	19,738

Austria - 0.2%			Hysan Development Co. , Ltd.	725,628	3,977
CA Immobilien Anlagen AG	66,945	2,342
			Link Real Estate Investment Trust(ö)	2,262,752	22,425
Belgium - 0.2%			New World Development Co. , Ltd.	6,283,477	8,948
Aedifica(ö)	14,752	1,407	Sino Land Co. , Ltd.	2,105,990	3,627
VGP NV(Å)	9,423	708	Sun Hung Kai Properties, Ltd.	1,703,981	26,737
		2,115
			Swire Properties, Ltd.	3,245,578	12,812
Brazil - 0.3%			Wharf Holdings, Ltd. (The)	164,050	544
BR Malls Participacoes SA	678,962	1,800	Wharf Real Estate Investment Co. , Ltd.	853,162	6,223

Iguatemi Empresa de Shopping Centers					126,327
SA	204,321	1,832
		3,632	Ireland - 0.3%
			Green REIT PLC(ö)	638,736	1,125
Canada - 2.3%
Allied Properties Real Estate Investment			Hibernia REIT PLC(ö)	1,305,563	2,222
					3,347
Trust(ö)	175,713	5,734

Boardwalk Real Estate Investment			Japan - 8.8%
Trust(Ñ)(ö)	192,122	6,759
			Activia Properties, Inc. (ö)	893	3,987
Canadian Apartment Properties(ö)	212,119	7,069
			Daiwa House REIT Investment Corp. (ö)	1,638	4,046
Crombie Real Estate Investment Trust(ö)	214	2
			Frontier Real Estate Investment Corp. (ö)	628	2,528
First Capital Realty, Inc. Class A	78,018	1,216	Global One Real Estate Investment
Granite Real Estate Investment Trust(ö)	94,181	3,906	Corp. (ö)	5,577	5,673
H&R Real Estate Investment Trust(ö)	47	1	GLP J-REIT(ö)	540	577
RioCan Real Estate Investment Trust(ö)	114,440	2,183	Hulic Co. , Ltd.	156,035	1,530
		26,870	Ichigo Hotel REIT Investment Corp. (ö)	231	289
China - 0.5%			Invincible Investment Corp. (ö)	8,852	3,905
China Overseas Land & Investment, Ltd.	398,000	1,249	Japan Logistics Fund, Inc. (ö)	1,437	2,775
China Resources Land, Ltd.	546,000	2,004	Japan Real Estate Investment Corp. (ö)	692	3,621
Longfor Properties Co. , Ltd.	960,000	2,710	Japan Retail Fund Investment Corp. (ö)	146	266
		5,963	Mitsubishi Estate Co. , Ltd.	1,260,300	21,923

Finland - 0.1%			Mitsui Fudosan Co. , Ltd.	811,993	19,427
Citycon OYJ	254,030	535	Mori Hills REIT Investment Corp. Class	1,529	1,889
			A(ö)
France - 2.6%			Mori Trust Sogo REIT, Inc. (ö)	851	1,234
Fonciere Des Regions(ö)	42,442	4,422	Nippon Healthcare Investment Corp. (ö)	90	137
Gecina SA(Ñ)(ö)	69,273	11,818	Nomura Real Estate Holdings, Inc.	228,200	4,983
Klepierre SA - GDR(ö)	371,258	14,007	NTT Urban Development Corp.	347,600	3,585
		30,247	Orix JREIT, Inc. (ö)	3,659	5,703
			Premier Investment Corp. (ö)	5,146	5,198

Germany - 3.8%			Tokyo Tatemono Co. , Ltd.	545,596	7,341
ADO Properties SA(Þ)	85,019	4,851

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 347

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
XYMAX REIT Investment Corp. (Å)(ö)	1,164	1,192	Urban & Civic PLC	652,213	2,594
		101,809	Warehouse REIT PLC(ö)(Š)	248,202	331
Netherlands - 2.1%			Workspace Group PLC(ö)	119,843	1,709
					78,812
Eurocommercial Properties NV	64,895	2,746
Unibail-Rodamco-Westfield	96,504	21,424	United States - 50.9%
		24,170	Acadia Realty Trust(ö)	90,091	2,440
Norway - 0.3%			Agree Realty Corp. (ö)	97,773	5,205
Entra ASA(Þ)	270,412	3,945	Alexandria Real Estate Equities, Inc. (ö)	69,725	8,886
			American Homes 4 Rent Class A(ö)	72,304	1,601
Singapore - 0.8%			Americold Realty Trust(ö)	45,876	987

CapitaLand Commercial Trust, Ltd. (ö)	1,758,000	2,262	Apartment Investment & Management
CapitaLand, Ltd.	408,000	969	Co. Class A(ö)	151,849	6,476
City Developments, Ltd.	55,200	406	AvalonBay Communities, Inc. (ö)	44,734	7,912
Mapletree Logistics Trust(ö)	1,216,000	1,126	BGP Holdings PLC(Å)(Æ)(Š)	4,619,419	—
Suntec Real Estate Investment Trust(ö)	1,511,900	2,053	Boston Properties, Inc. (ö)	142,050	17,831
UOL Group, Ltd.	372,600	1,964	Brixmor Property Group, Inc. (ö)	618,942	10,949
		8,780	Camden Property Trust(ö)	127,253	11,783
Spain - 1.6%			CBL & Associates Properties, Inc. (Ñ)(ö)	6,274	34
Aedas Homes SAU(Æ)(Þ)	47,103	1,668	Columbia Property Trust, Inc. (ö)	124,623	2,888
Inmobiliaria Colonial Socimi SA(ö)	525,440	5,658	CoreSite Realty Corp. Class A(ö)	36,849	4,130
Merlin Properties Socimi SA(ö)	785,970	11,619	Corporate Office Properties Trust(ö)	93,520	2,781
		18,945	Cousins Properties, Inc. (ö)	509,019	4,744
			Crown Castle International Corp. (ö)	53,852	5,969
Sweden - 0.7%
			CubeSmart(ö)	266,523	8,091
Atrium Ljungberg AB Class B	27,769	483
			CyrusOne, Inc. (ö)	107,629	6,665
Castellum AB	309,636	5,584
			DCT Industrial Trust, Inc. (ö)	87,570	5,856
Hufvudstaden AB Class A	138,436	2,141
		8,208	DDR Corp. (ö)	170,729	2,339
			Digital Realty Trust, Inc. (ö)	82,043	9,961
Switzerland - 0.3%			Douglas Emmett, Inc. (ö)	260,544	10,121
PSP Swiss Property AG	37,100	3,495	Empire State Realty Trust, Inc. Class
			A(ö)	120,519	2,009
United Kingdom - 6.8%
			Equinix, Inc. (ö)	6,992	3,072
Assura PLC(ö)	4,225,775	3,139	Equity LifeStyle Properties, Inc. Class
Big Yellow Group PLC(ö)	205,017	2,559	A(ö)	137,973	12,554
British Land Co. PLC (The)(ö)	1,331,214	11,528	Equity Residential(ö)	308,918	20,213
Derwent London PLC(ö)	146,989	6,023	Essential Properties Realty Trust, Inc. (ö)	102,063	1,408
Grainger PLC	388,562	1,562	Essex Property Trust, Inc. (ö)	57,224	13,760
Great Portland Estates PLC(ö)	1,109,459	10,429	Extended Stay America, Inc.	59,538	1,267
Hammerson PLC(ö)	525,611	3,601	Extra Space Storage, Inc. (ö)	174,589	16,406
Land Securities Group PLC(ö)	1,059,532	13,116	Federal Realty Investment Trust(ö)	23,826	2,991
LondonMetric Property PLC(ö)	1,036,138	2,559	First Industrial Realty Trust, Inc. (ö)	118,125	3,845
LXB Retail Properties PLC(Å)(Æ)	527,994	111	Forest City Realty Trust, Inc. Class A(ö)	56,274	1,405
PRS REIT PLC (The)(Å)(ö)	1,216,869	1,672	GGP, Inc. (ö)	601,897	12,833
Safestore Holdings PLC(ö)	344,015	2,528	HCP, Inc. (ö)	163,766	4,241
Segro PLC(ö)	1,029,049	8,977	Healthcare Realty Trust, Inc. (ö)	49,444	1,469
St. Modwen Properties PLC	183,845	977	Hilton Worldwide Holdings, Inc.	19,839	1,560
Tritax EuroBox PLC(Æ)(Þ)	633,888	870	Host Hotels & Resorts, Inc. (ö)	894,521	18,732
UNITE Group PLC (The)(ö)	393,980	4,527	Hudson Pacific Properties, Inc. (ö)	46,347	1,588

See accompanying notes which are an integral part of this quarterly report.

348 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Invitation Homes, Inc. (ö)	329,638	7,618
JBG Smith Properties(ö)	103,730	3,786		Short-Term Investments - 2.0%
				United States - 2.0%
Kilroy Realty Corp. (ö)	124,922	9,113
				U. S. Cash Management Fund(@)	23,198,168	(8)	23,200
Kimco Realty Corp. (ö)	140,851	2,350		Total Short-Term Investments
LaSalle Hotel Properties(ö)	36,014	1,249		(cost $23,200)			23,200
Life Storage, Inc. (ö)	63,226	6,067
Macerich Co. (The)(ö)	123,890	7,317		Other Securities - 0.9%
				U. S. Cash Collateral Fund(×)(@)	10,071,612	(8)	10,072
Mack-Cali Realty Corp. (ö)	220,435	4,292		Total Other Securities
MGM Growth Properties LLC Class A(Ñ)				(cost $10,072)			10,072
(ö)	165,351	5,010

Mid-America Apartment Communities,				Total Investments 100.6%
Inc. (ö)	93,476	9,420
				(identified cost $1,009,119)			1,160,651
National Retail Properties, Inc. (ö)	90,418	4,034
Nippon Building Fund, Inc. (ö)	410	2,284		Other Assets and Liabilities, Net
Omega Healthcare Investors, Inc. (Ñ)(ö)	128,489	3,815	-	(0.6%)			(6,687)
Paramount Group, Inc. (ö)	208,114	3,214		Net Assets - 100.0%			1,153,964
Pennsylvania Real Estate Investment
Trust(Ñ)(ö)	47,107	501
Physicians Realty Trust(ö)	194,171	3,060
Prologis, Inc. (ö)	304,641	19,990
Public Storage(ö)	36,857	8,028
QTS Realty Trust, Inc. Class A(ö)	17,913	766
Rayonier, Inc. (ö)	4,464	156
Realty Income Corp. (ö)	288,074	16,066
Regency Centers Corp. (ö)	268,741	17,100

Retail Properties of America, Inc.Class
A(ö)	204,191	2,563
Retail Value, Inc. (Æ)(ö)	11,856	392
Rexford Industrial Realty, Inc. (ö)	179,199	5,491
RLJ Lodging Trust(ö)	65,009	1,469
Ryman Hospitality Properties, Inc. (ö)	63,814	5,425
Sabra Health Care REIT, Inc. (ö)	258,686	5,590
Simon Property Group, Inc. (ö)	316,110	55,702
SL Green Realty Corp. (ö)	186,385	19,218
STORE Capital Corp. (ö)	211,648	5,810
Sun Communities, Inc. (ö)	62,210	6,032
Sunstone Hotel Investors, Inc. (ö)	435,245	7,081
Taubman Centers, Inc. (ö)	28,525	1,770
UDR, Inc. (ö)	310,105	11,933
Ventas, Inc. (ö)	193,172	10,891
VEREIT, Inc. (ö)	690,872	5,271
VICI Properties, Inc. (ö)	141,338	2,876
Vornado Realty Trust(ö)	236,354	16,999
Washington Prime Group, Inc. (ö)	1,668	13
Weingarten Realty Investors(ö)	190,882	5,768
Welltower, Inc. (ö)	391,094	24,482
		587,014

Total Common Stocks
(cost $975,847)		1,127,379

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 349

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.3%
BGP Holdings PLC		08/06/09	EUR	4,619,419		—	—	—
LXB Retail Properties PLC		05/28/14	GBP	527,994		2.03	1,071	111
PRS REIT PLC (The)		06/02/17	GBP	1,216,869		1.39	1,694	1,672
VGP NV		11/21/17	EUR	9,423		66.46	627	708
XYMAX REIT Investment Corp.		03/22/18	JPY	1,164		1,061.60	1,237	1,192
								3,683
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
Dow U. S. Real Estate Index Futures			428	USD	13,764	09/18		120
FTSE/EPRA Europe Index Futures			193	EUR	4,346	09/18		58
Hang Seng Index Futures			12	HKD	17,058	08/18		(35)
MSCI Singapore Index Futures			23	SGD	848	08/18		(4)
S&P/TSX 60 Index Futures			4	CAD	783	09/18		5
SPI 200 Index Futures			11	AUD	1,710	09/18		1
TOPIX Index Futures			19	JPY	332,121	09/18		37
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								182

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	23		AUD	31	08/01/18		—
Bank of America	USD	39		AUD	53	08/01/18		—
Bank of America	USD	57		JPY	6,360	08/02/18		—
Bank of America	USD	85		JPY	9,391	08/02/18		(1)
Bank of America	USD	113		JPY	12,575	08/02/18		(1)
Bank of America	USD	150		JPY	16,651	08/02/18		(1)
Bank of America	USD	480		JPY	53,283	08/02/18		(3)
Bank of America	AUD	179		USD	132	08/01/18		(1)
Bank of America	AUD	8,130		USD	5,983	09/19/18		(59)
Bank of America	EUR	16,520		USD	19,223	09/19/18		(163)
Bank of America	HKD	66,640		USD	8,502	09/19/18		2
Bank of America	JPY	8,854		USD	80	08/02/18		1
Bank of America	JPY	63,540		USD	572	08/02/18		4
Bank of America	JPY	1,210,720		USD	11,049	09/19/18		188
Bank of America	SGD	3,650		USD	2,675	09/19/18		(9)
Bank of Montreal	USD	632		AUD	830	09/19/18		(16)
Bank of Montreal	USD	333		CAD	431	09/19/18		(1)
Bank of Montreal	USD	2,169		EUR	1,825	09/19/18		(27)
Bank of Montreal	USD	851		HKD	6,665	09/19/18		(1)
Bank of Montreal	USD	1,279		JPY	139,690	09/19/18		(26)
Bank of Montreal	USD	305		SGD	407	09/19/18		(6)
Brown Brothers Harriman	USD	30		AUD	41	08/02/18		—
Brown Brothers Harriman	USD	101		AUD	136	08/02/18		—
Brown Brothers Harriman	USD	137		AUD	185	08/02/18		—

See accompanying notes which are an integral part of this quarterly report.

350 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	118	AUD	160	09/19/18	1
Brown Brothers Harriman	USD	351	AUD	470	09/19/18	(2)
Brown Brothers Harriman	USD	4,990	AUD	6,730	09/19/18	11
Brown Brothers Harriman	USD	437	CAD	580	09/19/18	9
Brown Brothers Harriman	USD	443	CAD	580	09/19/18	3
Brown Brothers Harriman	USD	809	EUR	690	09/19/18	1
Brown Brothers Harriman	USD	1,346	EUR	1,140	09/19/18	(8)
Brown Brothers Harriman	USD	16,599	EUR	14,200	09/19/18	64
Brown Brothers Harriman	USD	362	HKD	2,840	09/19/18	—
Brown Brothers Harriman	USD	739	HKD	5,790	09/19/18	—
Brown Brothers Harriman	USD	7,673	HKD	60,130	09/19/18	(4)
Brown Brothers Harriman	USD	296	JPY	33,161	08/03/18	—
Brown Brothers Harriman	USD	617	JPY	67,890	09/19/18	(8)
Brown Brothers Harriman	USD	933	JPY	103,380	09/19/18	(6)
Brown Brothers Harriman	USD	9,573	JPY	1,045,270	09/19/18	(195)
Brown Brothers Harriman	USD	244	SGD	330	09/19/18	(1)
Brown Brothers Harriman	USD	2,405	SGD	3,260	09/19/18	(9)
Brown Brothers Harriman	AUD	31	USD	23	08/02/18	—
Brown Brothers Harriman	AUD	387	USD	287	08/02/18	—
Brown Brothers Harriman	AUD	150	USD	110	09/19/18	(1)
Brown Brothers Harriman	AUD	150	USD	111	09/19/18	—
Brown Brothers Harriman	AUD	160	USD	119	09/19/18	—
Brown Brothers Harriman	AUD	470	USD	348	09/19/18	(1)
Brown Brothers Harriman	CAD	200	USD	152	09/19/18	(2)
Brown Brothers Harriman	CAD	4,410	USD	3,328	09/19/18	(65)
Brown Brothers Harriman	EUR	250	USD	294	09/19/18	—
Brown Brothers Harriman	EUR	380	USD	446	09/19/18	—
Brown Brothers Harriman	EUR	420	USD	491	09/19/18	(2)
Brown Brothers Harriman	EUR	700	USD	819	09/19/18	(2)
Brown Brothers Harriman	HKD	1,410	USD	180	09/19/18	—
Brown Brothers Harriman	HKD	1,430	USD	182	09/19/18	—
Brown Brothers Harriman	HKD	1,460	USD	186	09/19/18	—
Brown Brothers Harriman	HKD	4,260	USD	543	09/19/18	—
Brown Brothers Harriman	JPY	4,970	USD	44	08/03/18	—
Brown Brothers Harriman	JPY	29,589	USD	264	08/03/18	—
Brown Brothers Harriman	JPY	17,680	USD	160	09/19/18	1
Brown Brothers Harriman	JPY	35,040	USD	317	09/19/18	3
Brown Brothers Harriman	JPY	35,080	USD	313	09/19/18	(2)
Brown Brothers Harriman	JPY	87,940	USD	783	09/19/18	(6)
Brown Brothers Harriman	SGD	80	USD	59	09/19/18	—
Brown Brothers Harriman	SGD	80	USD	59	09/19/18	—
Brown Brothers Harriman	SGD	110	USD	80	09/19/18	(1)
Brown Brothers Harriman	SGD	180	USD	132	09/19/18	—
Commonwealth Bank of Australia	USD	632	AUD	830	09/19/18	(16)
Commonwealth Bank of Australia	USD	333	CAD	431	09/19/18	(1)
Commonwealth Bank of Australia	USD	2,167	EUR	1,825	09/19/18	(26)
Commonwealth Bank of Australia	USD	851	HKD	6,665	09/19/18	(1)
Commonwealth Bank of Australia	USD	1,280	JPY	139,690	09/19/18	(26)
Commonwealth Bank of Australia	USD	306	SGD	407	09/19/18	(6)
Royal Bank of Canada	USD	632	AUD	830	09/19/18	(15)
Royal Bank of Canada	USD	333	CAD	431	09/19/18	(1)
Royal Bank of Canada	USD	2,487	CAD	3,300	09/19/18	53
Royal Bank of Canada	USD	2,167	EUR	1,825	09/19/18	(25)
Royal Bank of Canada	USD	851	HKD	6,665	09/19/18	(1)
Royal Bank of Canada	USD	102	JPY	11,347	08/01/18	(1)
Royal Bank of Canada	USD	1,278	JPY	139,690	09/19/18	(24)
Royal Bank of Canada	USD	305	SGD	407	09/19/18	(6)
Royal Bank of Canada	JPY	5,408	USD	49	08/01/18	—

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 351

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Royal Bank of Canada		JPY	10,830	USD		98	08/01/18	1
State Street		USD	12	EUR		10	08/01/18	—
State Street		USD	159	EUR		136	08/01/18	—
State Street		CAD	190	USD		146	09/19/18	(1)
State Street		CAD	250	USD		190	09/19/18	(2)
State Street		CAD	390	USD		296	09/19/18	(4)
State Street		EUR	1,090	USD		1,274	09/19/18	(5)
State Street		HKD	1,520	USD		194	09/19/18	—
State Street		JPY	60,550	USD		551	09/19/18	7
State Street		SGD	180	USD		133	09/19/18	1
Westpac		USD	632	AUD		830	09/19/18	(15)
Westpac		USD	333	CAD		431	09/19/18	(1)
Westpac		USD	2,167	EUR		1,825	09/19/18	(26)
Westpac		USD	851	HKD		6,665	09/19/18	(1)
Westpac		USD	1,278	JPY		139,690	09/19/18	(25)
Westpac		USD	305	SGD		407	09/19/18	(6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(515)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
						Practical
Portfolio Summary	Level 1	Level 2		Level 3		Expedient (a)		Total
Common Stocks
Australia	$—		$47,289		$—		$—	$47,289
Austria	—		2,342		—		—	2,342
Belgium	—		2,115		—		—	2,115
Brazil	3,632		—		—		—	3,632
Canada	26,870		—		—		—	26,870
China	—		5,963		—		—	5,963
Finland	—		535		—		—	535
France	—		30,247		—		—	30,247
Germany	—		43,534		—		—	43,534
Hong Kong	—		126,327		—		—	126,327
Ireland	—		3,347		—		—	3,347
Japan	—		101,809		—		—	101,809
Netherlands	21,424		2,746		—		—	24,170
Norway	—		3,945		—		—	3,945
Singapore	—		8,780		—		—	8,780
Spain	—		18,945		—		—	18,945
Sweden	—		8,208		—		—	8,208
Switzerland	—		3,495		—		—	3,495
United Kingdom	981		77,500		331		—	78,812
United States	584,730		2,284		—		—	587,014
Short-Term Investments	—		—		—		23,200	23,200
Other Securities	—		—		—		10,072	10,072
Total Investments	637,637		489,411		331		33,272	1,160,651

See accompanying notes which are an integral part of this quarterly report.

352 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Other Financial Instruments
Assets
Futures Contracts	221	—	—	—	221
Foreign Currency Exchange Contracts	7	343	—	—	350
Liabilities
Futures Contracts	(39)	—	—	—	(39)
Foreign Currency Exchange Contracts	(8)	(857)	—	—	(865)
Total Other Financial Instruments*	$181	$(514)	$—	$—	$(333)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	338,131
Healthcare	56,824
Industrial	62,931
Lodging/Resorts	45,698
Office	180,437
Residential	174,740
Retail	224,939
Self Storage	43,679
Short-Term Investments	23,200
Other Securities	10,072
Total Investments	1,160,651

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 353

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair		Amount ($)	Value
	Amount ($)	Value		or Shares	$
	or Shares	$
Long-Term Investments - 59.1%			Series AA
Asset-Backed Securities - 0.5%			6.100% due 12/31/49 (Ê)(ƒ)	510	532
CKE Restaurants Holdings, Inc.			Series X
Series 2018-1A Class AI			6.250% due 09/29/49 (Ê)(ƒ)	1,130	1,177
4.250% due 06/20/48 (Þ)	585	585	Series Z
DB Master Finance LLC			6.500% due 12/31/49 (Ê)(ƒ)	725	778
Series 2017-1A Class A2II			BCD Acquisition, Inc.
4.030% due 11/20/47 (Þ)	2,468	2,419	9.625% due 09/15/23 (Þ)	1,170	1,231
Dominos Pizza Master Issuer LLC			Beacon Escrow Corp.
Series 2018-1A Class A2I			4.875% due 11/01/25 (Þ)	165	154
4.116% due 07/25/48 (Þ)	688	682	Berry Global, Inc.
DPABS Trust			4.500% due 02/15/26 (Þ)	248	233
Series 2017-1A Class A2I			Big River Steel LLC / BRS Finance
2.995% due 07/25/47 (Ê)(Þ)	1,143	1,146	Corp.
Jimmy John's Funding LLC			7.250% due 09/01/25 (Þ)	840	874
Series 2017-1A Class A2I			BlackRock Capital Investment Corp.
3.610% due 07/30/47 (Þ)	208	205	5.000% due 07/19/32	140	142
Santander Drive Auto Receivables Trust			Boardwalk Pipelines LP
Series 2017-3 Class C			5.950% due 06/01/26	1,505	1,607
2.930% due 12/15/22	585	577	Brixmor Operating Partnership, LP
Series 2018-3 Class C			3.875% due 08/15/22	471	468
3.510% due 08/15/23	445	445	3.650% due 06/15/24	391	376
Sound Point CLO XIX, Ltd.			4.125% due 06/15/26	580	562
Series 2018-1A Class E			Broadcom Corp. / Broadcom Cayman
8.004% due 04/15/31 (Ê)(Þ)	700	688	Finance, Ltd.
			Series WI
		6,747	3.625% due 01/15/24	605	583
Corporate Bonds and Notes - 15.8%			3.125% due 01/15/25	760	699
21st Century Fox America, Inc.			3.875% due 01/15/27	500	468
Series WI			Bunge Limited Finance Corp.

3.700% due 09/15/24	125	125	3.750% due 09/25/27 .	610	571
Acorda Therapeutics, Inc.			Calpin Corp.

1.750% due 06/15/21	445	409	5.750% due 01/15/25 (Ñ)	3,170	2,916
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25	920	880	Cardtronics, Inc.
3.950% 3due 01/15/28	760	880	1.000% due 12/01/20	1,352	1,267
			CBS Radio, Inc.
American Airlines Pass-Through Trust			7.250% due 11/01/24 (Þ)	325	305
Series A Class A			CCO Holdings LLC / CCO Holdings
3.650% due 06/15/28	1,062	1,028	Capital Corp.
American Airlines, Inc. Pass-Through			5.875% due 05/01/27 (Þ)	490	486
Certificates Trust
Series 2017-1B Class B			Series DMTN
4.950% due 02/15/25	518	525	5.000% due 02/01/28 (Þ)	2,140	2,003
American International Group, Inc.			Century Aluminum Co.
Series A-9			7.500% due 06/01/21 (Þ)	2,500	2,531
5.750% due 04/01/48 (Ê)	198	196	CenturyLink, Inc.
American Tire Distributors, Inc.			Series G
10.250% due 03/01/22 (Þ)	5,320	2,168	6.875% due 01/15/28	1,860	1,729
Apollo Commercial Real Estate Finance,			Charles Schwab Corp. (The)
Inc.			7.000% due 12/31/99 (Ê)(ƒ)	300	329
4.750% due 08/23/22	1,185	1,174	Charter Communications Operating LLC
Arbor Realty Trust, Inc.			/ Charter Communications Operating
5.250% due 07/01/21 (Þ)	785	801	Capital
ASP AMC Merger Sub, Inc.			Series WI
8.000% due 05/15/25 (Þ)	568	466	4.464% due 07/23/22	935	950
Assurant, Inc.			Citigroup, Inc.
7.000% due 03/27/48 (Ê)	680	694	5.900% due 12/31/49 (Ê)(ƒ)	875	895
AssuredPartners, Inc.			Series R
7.000% due 08/15/25 (Þ)	4,180	4,034	6.125% due 12/31/49 (Ê)(ƒ)	584	607
Avantor, Inc.			Series T
9.000% due 10/01/25 (Þ)	3,410	3,457	6.250% due 12/29/49 (Ê)(ƒ)	555	575
Bank of America Corp.			CoBank ACB
3.550% due 03/05/24 (Ê)	1,200	1,186	Series I
3.864% due 07/23/24 (Ê)	1,475	1,475	6.250% due 12/29/49 (Ê)(ƒ)	1,080	1,150
			Colony NorthStar, Inc.

See accompanying notes which are an integral part of this quarterly report.

354 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
3.875% due 01/15/21	1,275	1,207	GAIN Capital Holdings, Inc.
Comcast Corp.			5.000% due 08/15/22 (Þ)	60		65
3.375% due 08/15/25	960	930	General Electric Co.
3.900% due 03/01/38	130	121	Series D
Communications Sales & Leasing, Inc. /			5.000% due 12/29/49 (Ê)(ƒ)	1,986		1,951
CSL Capital LLC			Goldman Sachs BDC, Inc.
Series WI			4.500% due 04/01/22 (Æ)(Þ)	1,015		1,010
8.250% due 10/15/23	2,420	2,263	Goldman Sachs Group, Inc. (The)
CRC Escrow Issuer LLC / CRC Finco,			3.445% due 04/26/22 (Ê)	1,845		1,866
Inc.			Granite Point Mortgage Trust, Inc.
5.250% due 10/15/25 (Þ)	211	203	5.625% due 12/01/22 (Þ)	615		628
Crown Castle Towers LLC			Gray Television, Inc.
3.720% due 07/15/23 (Þ)	775	776	5.125% due 10/15/24 (Þ)	285		274
CSC Holdings LLC			Green Plains, Inc.
5.500% due 04/15/27 (Þ)	97	93	4.125% due 09/01/22	724		689
5.375% due 02/01/28 (Þ)	69	65	Griffon Corp.
CSTN Merger Sub, Inc.			5.250% due 03/01/22	26		25
Series 000E			GTT Communications, Inc.
6.750% due 08/15/24 (Þ)	1,900	1,862	Series 144a
CVS Health Corp.			7.875% due 12/31/24 (Þ)	4,680		4,633
3.700% due 03/09/23	1,225	1,217	HCA, Inc.
Dell International LLC / EMC Corp.			5.375% due 02/01/25	220		223
7.125% due 06/15/24 (Þ)	51	55	HCI Group, Inc.
Dell, Inc.			4.250% due 03/01/37 (Þ)	545		535
5.875% due 06/15/21 (Þ)	72	74	Helix Energy Solutions Group, Inc.
Delta Air Lines Pass-Through Trust			4.250% due 05/01/22	441		486
Series 15-1 Class B			Hercules Capital, Inc.
4.250% due 07/30/23	72	72	4.375% due 02/01/22	1,005		1,014
Depomed, Inc.			Hess Corp.
2.500% due 09/01/21	885	779	5.800% due 04/01/47	300		319
Dresdner Funding Trust I			Hexion, Inc.
8.151% due 06/30/31 (Þ)	500	619	6.625% due 04/15/20	3,960		3,732
Echo Global Logistics, Inc.			Series WI
2.500% due 05/01/20	219	241	10.000% due 04/15/20	970		966
Electronics For Imaging, Inc.			High Ridge Brands Co.
0.750% due 09/01/19	115	114	8.875% due 03/15/25 (Þ)	2,820		1,297
Enbridge Energy Partners, LP			Hilton Domestic Operating Co. , Inc.
7.375% due 10/15/45	790	1,023	5.125% due 05/01/26 (Þ)	76		76
Energy Ventures Gom LLC / EnVen			HUB International, Ltd.
Finance Corp.
11.000% due 02/15/23 (Þ)	400	430	7.000% due 05/01/26 (Þ)	2,260		2,268
			Huron Consulting Group, Inc.
Enterprise Products Operating LLC			1.250% due 10/01/19	1,347		1,268
Series A			Icahn Enterprises, LP / Icahn
6.051% due 08/01/66 (Ê)	619	620	Enterprises Finance Corp.
EQT Midstream Partners LP			Series WI
Series 5Y			6.250% due 02/01/22	130		133
4.750% due 07/15/23	725	728	6.750% due 02/01/24	130		132
Expedia, Inc.			Intercept Pharmaceuticals, Inc.
Series WI
3.800% due 02/15/28	525	488	3.250% due 07/01/23	486		429
			Iron Mountain US Holdings, Inc.
Finisar Corp.			5.375% due 06/01/26 (Þ)			96
0.500% due 12/15/33	540	533	Iron Mountain, Inc.	101
0.500% due 12/15/36	492	443	4.375% due 06/01/21 (Þ)	101		101
First Data Corp.			5.250% due 03/15/28 (Þ)			174
7.000% due 12/01/23 (Þ)	100	105	Jack Ohio Finance LLC / Jack Ohio	188
Foresight Energy LLC / Foresight Energy			Finance 1 Corp.
Finance Corp.
11.500% due 04/01/23 (Þ)	4,130	3,686	10.250% due 11/15/22 (Þ)	1,300		1,409
			Joseph T Ryerson & Son, Inc.
Forestar Group, Inc.			11.000% due 05/15/22 (Þ)			1,521
3.750% due 03/01/20	863	857	JPMorgan Chase & Co.	1,380
Freeport-McMoRan, Inc.			3.572% due 10/24/23 (Ê)			1,083
4.550% due 11/14/24	97	94	3.797% due 07/23/24 (Ê)	2,205	1,060	2,203
Frontier Communications Corp.
8.500% due 04/01/26 (Þ)	80	77

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 355

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 1			Optimas OE Solutions Holding LLC /
5.809% due 04/29/49 (Ê)(ƒ)	800	804	Optimas OE Solutions, Inc.
Series S			8.625% due 06/01/21 (Þ)	3,340	3,415
6.750% due 01/29/49 (Ê)(ƒ)	1,750	1,912	Pandora Media, Inc.
Series Z			1.750% due 12/01/20	1,221	1,170
5.300% due 12/29/49 (Ê)(ƒ)	425	432	Pattern Energy Group, Inc.
KKR Real Estate Finance Trust, Inc.			4.000% due 07/15/20	1,233	1,222
6.125% due 05/15/23 (Þ)	955	955	PDL BioPharma, Inc.
Land O'Lakes, Inc.			2.750% due 12/01/21	330	312
Series 144a			PennyMac Corp.
7.250% due 12/31/99 (ƒ)(Þ)	310	336	5.375% due 05/01/20	1,335	1,335
Liberty Mutual Group, Inc.			Plains All American Pipeline, LP / PAA
5.246% due 03/15/37 (Ê)(Þ)	655	644	Finance Corp.
Lions Gate Capital Holdings LLC			4.650% due 10/15/25	400	402
Series 144a			Plastipak Holdings, Inc.
5.875% due 11/01/24 (Þ)	137	140	6.250% due 10/15/25 (Þ)	2,515	2,308
Lithia Motors, Inc.			PNC Financial Services Group, Inc.
5.250% due 08/01/25 (Þ)	134	128	(The)
Match Group, Inc.			Series O
5.000% due 12/15/27 (Þ)	44	41	6.750% due 12/31/49 (Ê)(ƒ)	450	485
MetLife Capital Trust IV			Polaris Intermediate Corp.
7.875% due 12/15/37 (Þ)	600	745	8.500% due 12/01/22 (Þ)	4,900	5,065
MetLife, Inc.			Post Holdings, Inc.
9.250% due 04/08/38 (Þ)	950	1,292	5.750% due 03/01/27 (Þ)	97	95
10.750% due 08/01/39	640	983	5.625% due 01/15/28 (Þ)	11	10
Series C			PRA Group, Inc. 01/15/28
5.250% due 12/29/49 (Ê)(ƒ)	641	654	3.000% due 08/01/20	1,285	1,236
			Prospect Capital Corp.
Series D
5.875% due 12/31/99 (Ê)(ƒ)	240	246	4.750% due 04/15/20	79	79
Microchip Technology, Inc.			Prudential Financial, Inc.
			5.875% due09/15/42 (Ê)	1,080	1,153

4.333% due 06/01/23 (Þ)	655	657	5.625% due 06/15/43 (Ê)	1,866	1,942 1,153
7.875% due 10/01/22(Þ)	4,150	3,828	5.200% due 03/15/44 (Ê)	875	868
Midas Intermediate Holdco II LLC			PTC Therapeutics, Inc.
Morgan Series Stanley J			3.000% due 08/15/22	140	144

5.550% due 12/31/49 (Ê)(ƒ)	500	513	QCP SNF West/Central/East REIT LLC
MSCI, Inc.			8.125% due 11/01/23 (Þ)	2,260	2,458
5.375% due 05/15/27 (Þ)	38	38	Rackspace Hosting, Inc.
Multi-Color Corp.			8.625% due 11/15/24 (Þ)	249	251
4.875% due 11/01/25 (Þ)	107	100	Radiate HoldCo LLC / Radiate Finance,
Nabor Industries, Inc.			Inc.
0.750% due 01/15/24 (Þ)	610	476	6.875% due 02/15/23 (Þ)	97	94
Netflix, Inc.			Radio One, Inc.
4.875% due 04/15/28 (Þ)	214	202	7.375% due 04/15/22 (Þ)	3,275	3,218
			RegionalCare Hospital Partners
5.875% due 11/15/28 (Þ)	150	150	Holdings, Inc.
New York Mortgage Trust, Inc.			8.250% due 05/01/23 (Þ)	5,150	5,473
6.250% due 01/15/22	729	724	Resolute Energy Corp.
Nexstar Broadcasting, Inc.			8.500% due 05/01/20	3,320	3,326
5.625% due 08/01/24 (Þ)	475	468	Resource Capital Corp.
NFP Corp.			4.500% due 11/02/27	615	624
6.875% due 07/15/25 (Þ)	1,730	1,682	Rovi Corp.
NiSource, Inc.			0.500% due 03/01/20	194	184
5.650% due 12/31/99 (Ê)(ƒ)(Þ)	590	587	RP Crown Parent LLC
Novavax, Inc.			7.375% due 10/15/24 (Þ)	1,644	1,681
3.750% due 02/01/23 (Þ)	210	120	RWT Holdings, Inc.
NRG Yield, Inc.			5.625% due 11/15/19	1,325	1,340
3.250% due 06/01/20 (Þ)	413	411	Sabine Pass Liquefaction LLC
NVA Holdings, Inc.			Series WI
6.875% due 04/01/26 (Þ)	600	597	5.875% due 06/30/26	920	1,001
Opal Acquisition, Inc.			5.000% due 03/15/27	775	800
Series 144a			SBA Tower Trust
7.500% due 07/01/24 (Å)	2,988	2,958	2.877% due 07/09/21 (Þ)	220	215
10.000% due 10/01/24 (Þ)	2,572	2,238	3.168% due 04/11/22 (Þ)	740	725

See accompanying notes which are an integral part of this quarterly report.

356 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.448% due 03/15/23 (Þ)	2,340	2,309	Voya Financial, Inc.
SEACOR Holdings, Inc.			5.650% due 05/15/53 (Ê)	1,340	1,351
3.000% due 11/15/28	1,646	1,597	Weatherford International, Ltd.
3.250% due 05/15/30	344	339	5.875% due 07/01/21	785	777
Sirius XM Radio, Inc.			Wells Fargo & Co.
5.375% due 07/15/26 (Þ)	2,600	2,545	Series K
SolarCity Corp.			6.111% due 03/29/49 (Ê)(ƒ)	1,285	1,296
1.625% due 11/01/19	600	538	Series U
Southern California Edison Co.			5.875% due 12/31/49 (Ê)(ƒ)	225	235
Series E			Wells Fargo Capital X
6.250% due 08/29/49 (Ê)(ƒ)	650	693	5.950% due 12/15/36	540	580
Sprint Communications, Inc.			West Corp.
6.000% due 11/15/22	97	98	Series 0005
SRS Distribution, Inc.			8.500% due 10/15/25 (Þ)	1,800	1,566
8.250% due 07/01/26 (Þ)	2,360	2,277	West Street Merger Sub, Inc.
SunPower Corp.			6.375% due 09/01/25 (Þ)	3,130	3,044
4.000% due 01/15/23 (Þ)	198	159	Western Asset Mortgage Capital Corp.
Surgery Center Holdings, Inc.			6.750% due 10/01/22	750	773
8.875% due 04/15/21 (Þ)	610	627	Whiting Petroleum Corp.
6.750% due 07/01/25 (Ñ)(Þ)	4,340	4,096	1.250% due 04/01/20	1,452	1,385
Synchronoss Technologies, Inc.			Wynn Las Vegas LLC / Wynn Las Vegas
0.750% due 08/15/19	390	358	Capital Corp.
TCP Capital Corp.			4.250% due 05/30/23 (Þ)	275	265
5.250% due 12/15/19	639	647	5.250% due 05/15/27 (Þ)	97	91
Team Health Holdings, Inc.			Xerium Technologies, Inc.
6.375% due 02/01/25 (Ñ)(Þ)	1,490	1,300	Series WI
Tempo Acquisition LLC / Tempo			9.500% due 08/15/21	1,780	1,873
Acquisition Finance Corp.			Yum! Brands, Inc.
6.750% due 06/01/25 (Þ)	1,050	1,015	4.750% due 06/01/27 (Þ)	111	105
TerraForm Power Operating LLC					217,130
4.250% due 01/31/23 (Þ)	98	94	Financial Services - 0.1%
5.000% due 01/31/28 (Þ)	98	92	Encore Capital Group, Inc.
Teva Pharmaceutical Finance Co. LLC			2.875% due 03/15/21	774	712
Series C			Two Harbors Investment Corp.
0.250% due 02/01/26	1,010	948	6.250% due 01/15/22	445	458
The Southern Co.					1,170
Series B			International Debt - 8.3%
5.500% due 03/15/57 (Ê)	1,025	1,060	Adani Ports and Special Economic Zone,
Townsquare Media, Inc.			Ltd.
Series 144a			Series REGS
6.500% due 04/01/23 (Þ)	1,070	982	3.500% due 07/29/20	830	820
TPG Specialty Lending, Inc.			3.950% due 01/19/22	500	490
4.500% due 12/15/19	766	768	AI Mistral Luxembourg Subco Sarl
TransDigm, Inc.			5.077% due 03/09/24 (~)(Ê)	971	965
Series WI			AIA Group, Ltd.
6.375% due 06/15/26	2,657	2,670	3.900% due 04/06/28 (Þ)	1,365	1,357
Trident Merger Sub, Inc.			Albea Beauty Holdings SA Term Loan
6.625% due 11/01/25 (Þ)	1,920	1,805	5.334% due 04/22/24 (Ê)	1	1
Twitter, Inc.			5.445% due 04/22/24 (Ê)	358	357
0.250% due 09/15/19	1,445	1,389	Alibaba Group Holding, Ltd.
Uniti Group LP			Series WI
7.125% due 12/15/24 (Þ)	2,920	2,657	3.600% due 11/28/24	720	710
US Bancorp			Alpha 3 BV Term Loan B
Series I			5.334% due 01/31/24 (Ê)	452	452
5.125% due 12/29/49 (Ê)(ƒ)	472	487	Aquarius + Investments PLC
USIS Merger Sub, Inc.			6.375% due 09/01/24 (Ê)	1,200	1,227
6.875% due 05/01/25 (Þ)	3,130	3,091	Aristocrat International, Pty, Ltd. 1st
Veeco Instruments, Inc.			Lien Term Loan
2.700% due 01/15/23	225	199	4.098% due 10/19/24 (Ê)	365	364
VEREIT Operating Partnership, LP			Arterra Wines Canada, Inc. 1st Lien
3.950% due 08/15/27	735	688	Term Loan B1
Vizient, Inc.			5.075% due 12/15/23 (Ê)	275	275
10.375% due 03/01/24 (Þ)	4,230	4,642	AT Securities BV

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 357

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.250% due 12/31/99 (Ê)(ƒ)	250	234	DHT Holdings, Inc.
Ausgrid Finance Pty. , Ltd.			4.500% due 10/01/19 (Þ)	495	494
3.850% due 05/01/23 (Þ)	1,005	999	Diamond (BC) BV 1st Lien Term Loan
Baffinland Iron Corp			5.077% due 09/06/24 1 (Ê)	407	398
8.750% due 07/15/26 (Þ)	2,210	2,212	DNB Bank ASA
Baidu, Inc.			6.500% due 09/22/22 (Ê)(ƒ)	1,000	1,035
3.875% due 09/29/23	1,960	1,942	5.750% due 12/29/49 (Ê)(ƒ)	200	201
Banco Santander SA			Dorel Industries, Inc.
3.800% due 02/23/28	800	745	5.500% due 11/30/19 (Þ)	569	572
Bank of Ireland Group PLC			DXC Technology Co.
4.125% due 09/19/27 (Ê)	505	473	2.750% due 01/15/25	360	470
Barclays Bank PLC			Eastern Creation II Investment Holdings,
5.140% due 10/14/20	300	307	Ltd.
Barclays PLC			2.750% due 09/26/20	710	692
Series .			Electricite de France SA
7.875% due 12/31/49 (Ê)(ƒ)	400	420	5.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,400	1,388
BBVA Bancomer SA			Emera, Inc.
Series REGS			Series 16-A
6.500% due 03/10/21	695	733	6.750% due 06/15/76 (Ê)	1,307	1,379
Becton Dickinson and Co.			Emirates Airlines
1.900% due 12/15/26	1,075	1,254	Series REGS
Becton, Dickinson & Co.			4.500% due 02/06/25	267	264
Series .			Enbridge, Inc.
3.020% due 05/24/25	370	492	6.250% due 03/01/78 (Ê)	355	347
BHP Billiton Finance USA, Ltd.			Series 16-A
6.250% due 10/19/75 (Ê)(Þ)	800	842	6.000% due 01/15/77 (Ê)	640	628
6.750% due 10/19/75 (Ê)(Þ)	1,850	2,020	Enel SpA
BNP Paribas SA			8.750% due 09/24/73 (Ê)(Þ)	1,500	1,658
7.625% due 12/29/49 (Ê)(ƒ)(Þ)	800	852	Ensco Jersey Finance, Ltd.
7.195% due 12/31/49 (Ê)(ƒ)(Þ)	500	524	3.000% due 01/31/24 (Ñ)	870	826
Series 144a			Evergreen Skills Lux Sarl 1st Lien Term
7.375% due 12/31/49 (Ê)(ƒ)(Þ)	200	213	Loan
Boral Finance Pty, Ltd.			6.827% due 04/28/21 (~)(Ê)	4,785	4,633
3.000% due 11/01/22 (Þ)	705	678	Evergreen Skills Lux Sarl 2nd Lien Term
			Loan
BW Group, Ltd.			10.327% due 04/28/22 (Ê)	2,030	1,812
Series BWLP
1.750% due 09/10/19	600	574	Fly Leasing, Ltd.
CEMEX SAB de CV			Series 0005
3.720% due 03/15/20	460	466	5.250% due 10/15/24	293	276
Cooperatieve Rabobank UA			Fukoku Mutual Life Insurance Co.
11.000% due 06/29/49 (Ê)(ƒ)(Þ)	1,000	1,062	6.500% due 09/29/49 (Ê)(ƒ)	1,250	1,337
CRCC Yupeng, Ltd.			Garda World Security Corp. Term Loan B
3.950% due 02/28/49 (Ê)(ƒ)	1,195	1,193	5.800% due 05/26/24 (Ê)	216	216
Credit Agricole SA			7.500% due 05/26/24 (Ê)	1	1
8.125% due 12/31/49 (Ê)(ƒ)(Þ)			GFL Environmental, Inc.
Credit Suisse Group AG	600	659	5.375% due 03/01/23 (Þ)	300	280
7.125% due 12/29/49 (Ê)(ƒ)	400	415	Ghana Government International Bond
Series 144a			Series REGS
7.500% due 12/31/99 (Ê)(ƒ)(Þ)	200	206	7.875% due 08/07/23	25	27
CSCEC Finance (Cayman) II Co.			GVC Holdings PLC Term Loan B2
2.700% due 06/14/21	505	489	4.577% due 03/15/24 (Ê)	281	281
Dai-ichi Life Insurance Co. , Ltd. (The)			Hanwha Life Insurance Co. , Ltd.
7.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,850	1,999	4.700% due 04/23/48 (Ê)(Þ)	600	564
			Horizon Pharma Investment, Ltd.
4.000% due 12/31/49 (Ê)(ƒ)(Þ)	600	563	2.500% due 03/15/22 (Þ)	510	496
5.100% due 12/31/49 (Ê)(ƒ)(Þ)	1,100	1,116	HSBC Capital Funding, LP
Danske Bank A/S			10.176% due 12/29/49 (Ê)(ƒ)(Þ)		677
6.125% due 12/31/99 (Ê)(ƒ)	400	383	HSBC Holdings PLC	450
7.000% due 12/31/99 (Ê)(ƒ)	200	200	6.875% due 12/31/49 (Ê)(ƒ)	800	842
Delta 2 (LUX ) Sarl Term Loan B			6.250% due 12/31/99 (Ê)(ƒ)		504
4.577% due 02/21/24 (Ê)	2,335	2,319	Huaneng Hong Kong Capital, Ltd.	500
Deutsche Telekom International Finance			3.600% due 12/31/99 (Ê)(ƒ)	760	686
BV
			ING Groep NV
4.375% due 06/21/28 (Þ)	1,755	1,765	6.875% due 12/29/49 (Ê)(ƒ)	400	411

See accompanying notes which are an integral part of this quarterly report.

358 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Intesa Sanpaolo SpA			QBE Insurance Group, Ltd.
3.125% due 07/14/22 (Þ)	685	638	6.750% due 12/02/44 (Ê)	700	723
4.375% due 01/12/48 (Þ)	735	591	5.875% due 06/17/46 (Ê)	606	590
Kazakhstan Government International			Reece, Ltd. Term Loan B
Bond			4.340% due 05/30/25 (Ê)	750	750
Series REGS			Republic of South Africa Government
3.875% due 10/14/24	140	142	International Bond
La Mondiale SAM			5.875% due 05/30/22	455	482
5.875% due 01/26/47 (Ê)	400	390	Royal Bank of Scotland Group PLC
4.800% due 01/18/48 (Ê)	400	351	7.648% due 09/30/49 (Ê)(ƒ)	270	336
LCM Ltd Partnership			8.625% due 12/29/49 (Ê)(ƒ)	1,400	1,511
Series 2018-18A Class ER			Sandvine Corp. 1st Lien Term Loan B
8.298% due 04/20/31 (Ê)(Þ)	500	498	7.822% due 09/21/22 (Ê)	661	666
Level 3 Financing, Inc. Term Loan B			SF Holding Investment, Ltd.
4.331% due 02/22/24 (Ê)	1,460	1,462	4.125% due 07/26/23	375	375
Link Finance Cayman 2009, Ltd.			SFR Group SA
3.600% due 09/03/24	570	560	6.250% due 05/15/24 (Þ)	224	223
Lions Gate Entertainment Corp. Term			Ship Finance International, Ltd.
Loan B			5.750% due 10/15/21	865	877
4.314% due 03/19/25 (~)(Ê)	748	750	Sigma Holdco BV
Lloyds Banking Group PLC			7.875% due 05/15/26 (Þ)	2,130	1,959
7.500% due 12/31/49 (Ê)(ƒ)	400	413	Silver Standard Resources, Inc.
Marble Point CLO XII, Ltd.			2.875% due 02/01/33 (Þ)	1,360	1,349
Series 2018-1A Class E			SK Telecom Co. , Ltd.
8.070% due 07/16/31 (Ê)(Þ)	700	700	3.750% due 04/16/23 (Þ)	595	589
Maxar Technologies 1st Lien Term Loan			Skandinaviska Enskilda Banken AB
B
4.854% due 10/04/24 (~)(Ê)	374	374	5.750% due 11/29/49 (Ê)(ƒ)	400	399
MEG Energy Corp.			SMBC Aviation Capital
6.375% due 01/30/23 (Þ)	670	605	4.125% due 07/15/23 (Þ)	200	200
			Societe Generale SA
7.000% due 03/31/24 (Þ)	3,040	2,743	7.375% due 12/29/49 (Ê)(ƒ)(Þ)	400	421
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45	400	407	7.875% due 12/31/49 (Ê)(ƒ)(Þ)	400	423
			Solvay Acetow GMBH Term Loan
5.100% due 04/26/48 (Ê)(Þ)	400	407	7.953% due 05/31/23 (Ê)	361	361
Mizuho Financial Group, Inc.			Sompo Japan Insurance, Inc.
3.549% due 03/05/23	400	396	5.325% due 03/28/73 (Ê)(Þ)	1,600	1,648
Morgan Stanley			Standard Chartered PLC
Series GMTN
2.625% due 03/09/27	1,800	2,326	7.750% due 12/29/49 (Ê)(ƒ)(Þ)	200	209
MPT Operating Partnership, LP / MPT			6.500% due 12/31/49 (Ê)(ƒ)(Þ)	400	400
Finance Corp.			Steele Creek CLO, Ltd.
4.000% due 08/19/22	525	671	Series 2018-1A Class E
MTN (Mauritius) Investment, Ltd.			7.884% due 04/15/31 (Ê)(Þ)	1,125	1,098
Series REGS			Sumitomo Life Insurance Co.
5.373% due 02/13/22	955	954	6.500% due 09/20/73 (Ê)(Þ)	1,000	1,080
Nippon Life Insurance Co.			4.000% due 09/14/77 (Ê)(Þ)	600	561
5.000% due 10/18/42 (Ê)(Þ)	1,505	1,529	Sun Hung Kai Properties (Capital
Northwest Acquisitions ULC/ Dominion			Market), Ltd.
4.700% due 01/20/46 (Ê)(Þ)	1,100	1,089	4.500% due 02/14/22	500	512
Finco, Inc.			Sun Hung Kai Properties, Ltd.
7.125% due 11/01/22 (Þ)	1,140	1,137	3.625% due 01/16/23	200	199
Numericable Group SA Term Loan B12			Swedbank AB (Ê)(ƒ)
5.072% due 01/05/26 (Ê)	725	700	6.000% due 12/29/49 (Ê)(ƒ)	600	600
Open Text Corp.			Sydney Airport Finance Co. Pty, Ltd.
5.875% due 06/01/26 (Þ)	299	306	Series REGS
Open Text Corp. Term Loan B			3.900% due 03/22/23	560	553
3.827% due 05/23/25 (Ê)	374	375	Syngenta Finance NV
Parq Holdings, LP Term Loan			4.441% due 04/24/23 (Þ)	725	723
9.834% due 12/17/20 (Ê)	933	933	5.676% due 04/24/48 (Þ)	495	455
Petroleos Mexicanos			Telecom Italia SpA
Series WI			5.303% due 05/30/24 (Þ)	670	672
6.750% due 09/21/47	495	457	Titan Acquisition, Ltd.
Phoenix Group Holdings			7.750% due 04/15/26 (Þ)	1,750	1,566
5.375% due 07/06/27	900	825	TransCanada Trust

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 359

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
5.625% due 05/20/75 (Ê)	409	404	Altice Financing SA 1st Lien Term Loan
5.300% due 03/15/77 (Ê)	400	385	4.822% due 01/05/26 (Ê)	1,087		1,054
Series 16-A			American Airlines, Inc. 1st Lien Term
5.875% due 08/15/76 (Ê)	1,278	1,284	Loan B
Travelport Finance Luxembourg Sarl			3.827% due 06/27/25 (Ê)	365		359
Term Loan B			American Airlines, Inc. Term Loan B
4.830% due 03/16/25 (Ê)	750	749	4.072% due 04/28/23 (Ê)	1,082		1,077
Trinity Acquisition PLC			Ancestry. com Operations, Inc. 1st Lien
4.400% due 03/15/26	620	616	Term Loan B
Turkiye Sise ve Cam Fabrikalari AS			5.330% due 10/19/23 (Ê)	541		541
Series REGS			AP Exhaust Acquisition LLC 1st Lien
4.250% due 05/09/20	730	710	Term Loan
UBS Group AG			7.355% due 05/10/24 (Ê)	723		694
			AP Gaming LLC 1st Lien Term Loan B
7.125% due 12/29/49 (Ê)(ƒ)	800	841	6.327% due 02/15/24(Ê)	226		227
UniCredit SpA
Series 144a			Aramark Services, Inc. Term Loan B1
4.625% due 04/12/27 (Þ)	550	515	4.084% due 03/11/25 (Ê)	998		998
			AscenaRetail Group, Inc. Term Loan B
Valeant Pharmaceuticals International,
Inc.			6.625% due 08/21/22 (Ê)	318		291
6.500% due 03/15/22 (Þ)	126	131	Ascend Learning LLC Term Loan B
7.000% due 03/15/24 (Þ)	94	100	5.077% due 07/12/24 (Ê)	703		702
5.500% due 11/01/25 (Þ)	98	98	AssuredPartners, Inc. 1st Lien Term
Valeant Pharmaceuticals International,			Loan B
Inc. Term Loan B			5.327% due 10/22/24 (Ê)	362		363
5.092% due 05/17/25 (Ê)	755	756	Asurion LLC 2nd Lien Term Loan
Venture XXIX CLO, Ltd.			8.577% due 08/04/25 (Ê)	3,300		3,345
Series 2017-29A Class E			Asurion LLC Term Loan B4
8.593% due 09/15/30 (Ê)(Þ)	707	707	5.077% due 08/04/22 (~)(Ê)	1,525		1,524
Voya CLO, Ltd.			Asurion LLC Term Loan B6
Series 2018-1A Class ER2			5.077% due 11/03/23 (Ê)	873		872
10.683% due 04/18/31 (Ê)(Þ)	675	645	Avaya, Inc. Term Loan B
Want Want China Finance, Ltd.			6.322% due 12/15/24 (Ê)	2,503		2,513
2.875% due 04/27/22	990	955	Avolon LLC 1st Lien Term Loan B3
Woodside Finance, Ltd.			4.086% due 01/15/25 (Ê)	1,737		1,724
3.650% due 03/05/25 (Þ)	440	425	BBB Industries LLC 1st Lien Term Loan
3.700% due 09/15/26 (Þ)	600	573	6.577% due 11/03/21 (Ê)	689		686
3.700% due 03/15/28 (Þ)	552	521	Berry Plastics Group, Inc. 1st Lien Term
Yonkers Racing Corp. Term Loan B			Loan Q
5.330% due 05/24/24 (Ê)	349	349	4.077% due 10/1/22(Ê)	1,489		1,491
			4.086% due 10/1/22(Ê)	811		812
		114,765	Blount International, Inc. 1st Lien Term
Loan Agreements - 11.2%			Loan B
ABG Intermediate Holdings 2 LLC 1st			Series 276
Lien Term Loan
5.577% due 09/29/24 B (Ê)	181	181	6.342% due 04/12/23 (Ê)	363		365
			BMC Software Finance, Inc. Term Loan
ABG Intermediate Holdings 2 LLC 2nd			6.563% due 06/26/25. (~)(Ê)	750		749
Lien Term Loan			Brand Energy & Infrastructure Services
9.827% due 09/29/25 (Ê)	392	391	1st Lien & Loan
AgroFresh, Inc. Term Loan B			6.584% due 06/21/24 (Ê)			1
6.919% due 07/31/21 (Ê)	494	490	6.589% due 06/21/24 (Ê)	58	1	59
Albertson's LLC Term Loan B4
4.827% due 08/25/21 (Ê)	1,111	1,106	6.597% due 06/21/24 (Ê)	302		304
			Brickman Group, Ltd. LLC (The) 1st
Alliant Holdings Intermediate, LLC 1st			Lien Term Loan B
Lien Term Loan
5.078% due 05/10/25 B (Ê)	394	394	5.077% due 12/18/20 (Ê)	321		322
Alliant Holdings Intermediate, LLC			5.079% due 12/18/20 (Ê)	478		479
Term Loan B2			C. H. Guenther & Son, Inc. Term Loan B
8.250% due 08/01/23 (Þ)	4,180	4,336	4.827% due & 03/22/25 (Ê)	375		375
Almonde, Inc. 1st Lien Term Loan B			Cable One, Inc. 1st Lien Term Loan B1
5.807% due 06/16/24 (Ê)	362	357	4.090% due 05/01/24 (Ê)	361		362
Almonde, Inc. 2nd Lien Term Loan			Caesars Entertainment Operating Co.
			LLC 1st Lien Term Loan B
9.557% due 04/28/25 (Ê)	103	99	4.077% due 10/06/24 (Ê)	746		745
Alphabet Holding Company, Inc. 1st			Caesars Resort Collection, LLC 1st Lien
Lien Term Loan 08/15/24 (Ê)
5.577% due 08/15/24 (Ê)	256	240	Term Loan B
			4.827% due 12/22/24 (Ê)	3,980		3,993

See accompanying notes which are an integral part of this quarterly report.

360 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Canyon Valor Cos. , Inc. 1st Lien Term			Diamond US Holdings LLC 1st Lien
Loan B			Term Loan
5.584% due 06/16/23 (Ê)	348	350	6.077% due 12/05/24 (~)(Ê)	595	591
Capital Automotive LP 1st Lien Term			Digicert Holdings, Inc. 1st Lien Term
Loan			Loan
4.580% due 03/24/24 (Ê)	175	175	7.327% due 10/31/24 (Ê)	364	365
CBS Radio Inc. Lien Term Loan B			Digicert Loan Holdings, Inc. 2nd Lien Term
4.831% due 03/02/24(Ê)	331	327	Loan
CH Hold Corp. 1st Lien Term Loan B			10.077% due 10/31/25 (Ê)	375	369
5.077% due 02/01/24 (Ê)	537	540	DiversiTech Holdings, Inc. 1st Lien Term
Change Healthcare Holdings LLC 1st			Loan B
Lien Term Loan B			5.340% due 06/01/24 (Ê)	125	124
4.827% due 03/01/24 (Ê)	1,442	1,439	DuPage Medical Group, Ltd. 2nd Lien
Charming Charlie, Inc. Term Loan A			Term Loan
7.342% due 04/24/23 (Å)(Ê)	101	76	Series 182
Charming Charlie, Inc. Term Loan B			9.079% due 08/11/25 (Ê)	367	367
3.342% due 04/24/23 (Å)(Ê)	123	80	E. W. Scripps Co. (The) 1st Lien Term
Charter Communications, Inc.			Loan B
4.080% due 04/30/25 (Ê)	1,453	1,453	4.077% due 10/02/24 (Ê)	181	181
CityCenter Holdings, LLC Term Loan B			EagleView Technology Corp. 1st Lien
4.327% due 04/18/24 (Ê)	361	362	5.590% Term Loan due B 07/15/22 (Ê)	359	358
ClubCorp Holdings, Inc. 1st Lien Term			ECI Macola / Max Holding LLC Term
Loan B			Loan B
5.084% due 09/18/24 (Ê)	1,125	1,122	6.584% due 09/27/24 (Ê)	362	363
Cogeco Communications (USA) II LP 1st			Education Advisory Board 1st Lien Term
Lien Term Loan B			Loan
4.452% due 08/11/24 (Ê)	730	730	5.924% due 02/27/20 (Ê)	1	1
Commercial Barge Line Co. Term Loan			6.253% due 02/27/20 (Ê)	327	324
B1			Emerald US, Inc. Term Loan
10.827% due 11/12/20 (Ê)	787	640	6.334% due 05/09/21 (~)(Ê) B1	500	499
Constellis Holdings LLC 1st Lien Term
Loan			Energy Solutions LLC Term Loan B
7.334% due 04/18/24 (Ê)	723	725	6.084% due 05/02/25 (Ê)	750	756
Constellis Holdings LLC 2nd Lien Term			Engineered Machinery Holdings, Inc.
Loan			2nd Lien Term Loan
11.334% due 04/21/25 (Ê)	183	184	9.584% due 07/19/25 (Ê)	305	305
Convergeone Holdings Corp. 1st Lien			Everi Payments, Inc. 1st Lien Term Loan
Term Loan			Series 91D
5.827% due 04/04/25 (Ê)	375	375	5.077% due 05/09/24 (Ê)	542	544
Cortes NP Acquisition CorpTerm Loan B			EVO Payments International LLC 1st
6.100% due 11/30/23 (Ê)	824	817	Lien Term Loan
Coty, Inc. 1st Lien Term Loan B			5.330% due 12/12/23 (Ê)	200	200
4.347% due 03/29/25 (Ê)	1,500	1,462	Exact Merger Sub LLC 2nd Lien Term
CPI Acquisition, Inc. Term Loan B			Loan
6.839% due 08/17/22 (Ê)	882	521	10.334% due 09/19/25 (Ê)	183	182
CPM Holdings, Inc. Term Loan B			First Data Corp.Term Loan
5.577% due 04/10/22 (Ê)	746	751	4.069% due 07/10/22 (Ê)	2,261	2,261
			Flying Fortress Holdings LLC 1st Lien
Crosby US Acquisition Corp. 1st Lien			Term Loan B
Term Loan
5.081% due 11/22/20 (Ê)	359	353	4.084% due 10/30/22 (Ê)	308	309
			Focus Financial Partners LLC 1st Lien
Crown Finance, Inc. 1st Lien Term			Term Loan B1
Loan B
4.577% Loan B due 02/28/25 (Ê)	374	373	4.827% due 07/03/24 (Ê)	651	651
CSC Holdings LLC1st Lien Term Loa			Fort Dearborn Co. 1st Lien Term Loan
4.322% due 07/17/25 (Ê)	2,081	2,068	6.312% due 10/19/23 (Ê)	2	2
CWGS Group LLC Term Loan			6.343% due 10/19/23 (Ê)	358	354
			FullBeauty Brands Holdings Corp. 1st
4.847% due 11/08/23 (Ê)	698	696	Lien Term Loan
Delek US Holdings, Inc. 1st Lien Term			7.092% due 10/14/22 (Ê)	250	101
Loan			Genoa, a QoL Healthcare Co. LLC 2nd
4.577% due 03/13/25 (~)(Ê)	499	498	Lien Term Loan
Dell International LLC 1st Lien Term			10.077% due 10/28/24 (Ê)	2,040	2,055
Loan B			Getty Images, Inc. 1st Lien Term Loan B
4.080% due 09/07/23 (Ê)	4,317	4,317	5.572% due 10/18/19 1st (~)(Ê)	2,585	2,529
Dexko Global, Inc. 2nd Lien Term Loan
10.584% due 07/24/25 (Ê)	1,650	1,667	GGP, Inc. 1st Lien Term Loan B
			0.000% due 05/04/25 (~)(Ê)(v)	344	341

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 361

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GHX Ultimate Parent Corp. 1st Lien			10.584% due 08/18/25 (Ê)	240	242
Term Loan			Lamar Media Corp. 1st Lien Term Loan
5.334% due 07/13/24 (Ê)	723	720	B
Global Payments, Inc. 1st Lien Term			3.875% due 03/16/25 (Ê)	648	649
Loan B3			Las Vegas Sands LLC Term Loan
3.827% due 04/22/23 (Ê)	249	249	3.827% due 03/27/25 (Ê)	873	871
Go Daddy Operating Co. LLC 1st Lien			LifeScan Global Corp. 1st Lien Term
Term Loan B			Loan
4.327% due 02/15/24 (Ê)	253	253	0.000% due 05/23/25 (~)(Ê)(v)	500	485
Granite Acquisition, Inc. Term Loan B			Limetree Bay Terminals LLC Term Loan
Series 91D			B
5.837% due 12/17/21 (Ê)	347	350	6.067% due 02/10/24 (Ê)	145	143
Granite Acquisition, Inc. Term Loan C			Marketo, Inc. Term Loan B
Series 182D			5.613% due 02/07/25 (Ê)	750	743
5.834% due 12/17/21 (Ê)	14	14	Masergy Communications, Inc. 2nd Lien
Greeneden U. S. Holdings II LLC 1st			Term Loan
Lien Term Loan B3			9.834% due 12/15/24 (Ê)	1,457	1,457
5.577% due 12/01/23 (Ê)	182	182	Match Group, Inc. 1st Lien Term Loan
Grifols Worldwide Operations USA, Inc.			B1
1st Lien Term Loan B			4.579% due 11/16/22 (Ê)	538	541
			MCC Iowa LLC 1st Lien Term Loan M
4.200% due 01/31/25 (Ê)	373	374	3.950% due 1st 01/15/25 (Ê)	353	353
Gruden Holdings, Inc. 1st Lien Term
Loan			Metro-Goldwyn-Mayer, Inc. 1st Lien
7.834% due 08/18/22 (Ê)	1,078	1,082	Term Loan
GTT Communications, Inc. 1st Lien			0.000% due 06/21/25 (~)(Ê)(v)	375	375
Term Loan B			MGM Growth Properties, LLC 1st Lien
4.830% due 05/31/25 (Ê)	375	371	Term Loan B
Gulf Finance LLC Term Loan B			4.077% due 04/25/23 (Ê)	839	840
7.590% due 08/25/23 (Ê)	403	347	MH Sub I LLC 1st Lien Term Loan
H. B. Fuller Co. 1st Lien Term Loan B			5.829% due 09/15/24 (Ê)	1,085	1,087
4.086% due 10/20/24 (Ê)	721	721	MH Sub I LLC 2nd Lien Term Loan
HCA, Inc. Term Loan B10			9.579% due 08/16/25 (Ê)	990	1,003
4.077% due 03/07/25 (Ê)	1,998	2,009	Microchip Technology, Inc. 1st Lien
Heartland Dental LLC 1st Lien Term			Term Loan
Loan			4.080% due 05/24/25 (Ê)	750	752
1.875% due 04/30/25 (Ê)	49	49	Midwest Physician Administrative
5.827% due 04/30/25 (Ê)	326	323	Services LLC 1st Lien Term Loan

0.000% due 06/18/20 (~)(Ê)(v)	1,609	679	4.814% due 08/15/24. (Ê)	714	704
HGIM Corp. Covenant-Lite Term Loan B			Mitchell International, Inc.2nd Lien
HGIM Corp. Term Loan			Term Loan
0.000% due 07/02/23 (~)(Ê)(v)	500	502	9.327% due 11/20/25 (Ê)	375	375
HS Purchaser LLC 1st Lien Term Loan			NAI Entertainment Holdings LLC Term
5.827% due 03/29/25 (Ê)	267	266	Loan B
Hyland Software, Inc. 1st Lien Term			4.580% due 04/23/25 (~)(Ê)	750	749
Loan			Navistar International Corp. 1st Lien
5.327% due 07/01/22 (Ê)	90	91	Term Loan B
Hyland Software, Inc. 2nd Lien Term			5.600% due 11/06/24 (Ê)	499	499
Loan			NN, Inc. 1st Lien Term Loan B
9.077% due 05/23/25 (Ê)	375	379	5.827% due 10/19/22 (Ê)	375	375
Impala Private Holdings II LLC 1st Lien			NN, Inc. 2nd Lien Term Loan
Term Loan			10.097% due 04/14/23 (Ê)	250	245
6.080% due 11/10/24 (Ê)	363	363	NN, Inc. Term Loan
INEOS US Finance LLC 1st Lien Term			5.327% due 04/03/21 (Ê)	139	138
Loan B			NPC International, Inc. 1st Lien Term
4.169% due 03/31/24 (Ê)	726	725	Loan
Inovalon Holdings, Inc. Term Loan B			5.577% due 04/20/24 (Ê)	361	364
5.625% due 04/02/25 (Ê)	1,500	1,468	On Assignment, Inc. 1st Lien Term Loan
Intrawest Resorts Holdings, Inc. 1st Lien			B4
Term Loan B1			4.077% due 02/21/25 (~)(Ê)	718	718
5.077% due 06/29/24 (Ê)	726	725	Opal Acquisition, Inc. Term Loan B
IQVIA, Inc. Term Loan B			7.322% due 11/25/22 (~)(Ê)	2,505	2,404
4.084% due 06/07/25 (Ê)	300	298	Optiv, Inc. 1st Lien Term Loan
Iron Mountain, Inc. 1st Lien Term Loan			5.313% due 02/01/24 (Ê)	856	832
B			Oryx Southern Delaware Holdings LLC
3.827% due 01/02/26 (Ê)	374	369	Term Loan
KUEHG Corp. 2nd Lien Term Loan			5.327% due 02/09/25 (Ê)	873	850

See accompanying notes which are an integral part of this quarterly report.

362 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Patterson Co. 2nd Lien Term Loan			Sesac Holdco II LLC 2nd Lien Term
10.842% due 08/28/23 (Å)(Ê)	590	561	Loan
PDC Brands 2nd Lien Term Loan			9.327% due 02/24/25 (Ê)	375	371
10.830% due 06/30/25 (~)(Ê)	1,610	1,622	Shutterfly, Inc. Term Loan B
Peak 10, Inc. 2nd Lien Term Loan			4.830% due 08/17/24 (Ê)	375	376
9.608% due 10/12/47 (Ê)	560	555	Sinclair Television Group, Inc. 1st Lien
Penn National Gaming, Inc. 1st Lien			Term Loan B
Term Loan B			0.000% due 12/12/24 (~)(Ê)(v)	730	728
4.577% due 01/19/24 (Ê)	225	226	SIRVA Worldwide, Inc. Term Loan
Pizza Hut Holdings LLC 1st Lien Term			8.600% due 11/14/22 (Ê)	127	127
Loan B			8.810% due 11/14/22 (Ê)	167	166
3.829% due 03/29/25 (Ê)	748	747	8.860% due 11/14/22 (Ê)	145	145
Plantronics, Inc. Term Loan B			Solarwinds Holdings, Inc. 1st Lien Term
0.000% due 05/30/25 (~)(Ê)(v)	375	374	Loan
Post Holdings, Inc. Incremental Term			5.077% due 02/05/24 (Ê)	574	576
Loan B			Solera LLC Term Loan B
4.070% due 05/24/24 (Ê)	361	361	4.827% due 03/04/23 (Ê)	884	884
Pre-Paid Legal Services, Inc. 1st Lien			SonicWall US Holdings, Inc. 1st Lien
Term Loan			Term Loan
5.342% due 04/13/25 (Ê)	375	375	5.826% due 05/16/25 (Ê)	1,333	1,327
Project Alpha Intermediate Holding, Inc			SonicWall, Inc. 2nd Lien Term Loan B
1st Lien Term Loan B			9.826% due 05/01/26 (Ê)	300	297
5.990% due 04/26/24 (Ê)	723	719	Southcross Energy Partners LP 1st Lien
Prowler Acquisition Corp. 1St Lien Term			Term Loan B
Loan			6.584% due 08/04/21 (Ê)	124	106
6.834% due 01/28/20 (Ê)	368	364	Southwire Co. Term Loan B
Quest Software US Holdings, Inc. 1st			4.079% due 05/15/25 (Ê)	425	426
Lien Term Loan			Sprint Communications, Inc. 1st Lien
6.576% due 05/17/25 (Ê)	1,200	1,194	Term Loan B
Quintiles IMS, Inc. 1st Lien Term Loan			4.625% due 02/02/24 (Ê)	2,163	2,162
B2			Station Casinos LLC 1st Lien Term
4.334% due 01/18/25 (Ê)	362	361	Loan B
Rackspace Hosting, Inc. 1st Lien Term			4.580% due 06/08/23 (Ê)	272	273
Loan			Steak n Shake Operations, Inc. Term
5.363% due 11/03/23 (Ê)	3,280	3,261	Loan B1
Radiate Holdco LLC 1st Lien Term			5.830% due 03/19/21 (Ê)	491	423
Loan B			Tempo Acquisition LLC Term Loan B
5.077% due 02/01/24 (Ê)	995	985	5.077% due 05/01/24 (Ê)	361	362
Radio One, Inc. 1st Lien Term Loan B			Tenneco, Inc. 1st Lien Term Loan B
6.077% due 04/05/23 (Ê)	1,974	1,927	0.000% due 06/14/25 (~)(Ê)(v)	640	638
Red Ventures LLC 1st Lien Term Loan B
6.077% due 11/08/24 (Ê)	746	753	TerraForm AP Acquisition Holdings LLC
			Term Loan B
Red Ventures LLC 2nd Lien Term Loan
10.077% due 11/08/25 (Ê)	162	165	6.584% due 06/26/22 (Ê)	942	944
			TKC Holdings, Inc. 1st Lien Term Loan
Research Now Group, Inc. 1st Lien Term			5.830% due 02/01/23 (Ê)	360	360
Loan			TKC Holdings, Inc. 2nd Lien Term Loan
7.864% due 12/20/24 (Ê)	375	372	10.080% due 02/01/24 (Ê)	188	187
Rexnord LLC 1st Lien Term Loan B			TMS International Corp. 1st Lien Term
4.314% due 08/21/24 (Ê)	183	183	Loan B2
Reynolds Group Holdings, Inc. 1st Lien			4.827% due 08/14/24 (Ê)	679	679
Term Loan B			Trader Corp. Term Loan B
4.827% due 02/05/23 (Ê)	2,461	2,468	5.072% due 09/28/23 (Ê)	669	670
RHP Hotel Properties, LP Term Loan B			TransDigm, Inc. Term Loan
4.340% due 05/11/24 (Ê)	361	361	4.577% due 06/09/23 (Ê)	719	719
Scientific Games International, Inc. 1st
Lien Term Loan B4			TruGreen,LP Term Loan
4.827% due (Ê)	1,363	1,364	6.078% LP due 04/13/23 (Ê)	1,437	1,444
Scientific Games International, Inc. 1st			U. S. Renal Care, Inc. 1st Lien Cov-Lite
Lien Term Loan B5			Term Loan
4.931% due 08/14/24 (Ê)	324	324	0.000% due 12/31/22 (~)(Ê)(v)	1,280	1,262
SeaWorld Parks & Entertainment Term			Uber Technologies, Inc. 1st Lien Term
Loan B			Loan
5.077% due 03/31/24 (Ê)	2,479	2,470	6.100% due 03/22/25 (Ê)	420	422
Sesac Holdco II LLC 1st Lien Term Loan			UFC Holdings LLC 1st Lien Term Loan
5.077% due II 02/13/24 (Ê)	181	179	5.330% due 08/18/23 (Ê)	1,434	1,439
			United Airlines, Inc. Term Loan B

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 363

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.827% due 04/01/24 (Ê)	541	539	Series 2011-59 Class BI
UPC Financing Partnership 1st Lien			Interest Only STRIP
Term Loan AR			6.000% due 08/25/40	1,825	107
4.572% due 01/15/26 (Ê)	548	545	Series 2011-98 Class AI
US Renal Care, Inc.2nd Lien Term Loan			Interest Only STRIP
10.337% due 11/16/23 (Ê)	2,850	2,806	3.500% due 11/25/37	2,769	138
USI, Inc. Term Loan B			Series 2011-101 Class SA
Series 0001			Interest Only STRIP
5.334% due 05/16/24 (Ê)	725	722	5.129% due 10/25/41 (Ê)	2,890	381
UTEX Industries, Inc. 1st Lien Term			Series 2011-134 Class SP
Loan B			Interest Only STRIP
6.077% due 05/22/21 (~)(Ê)	1,980	1,962	4.040% due 02/25/41 (Ê)	6,959	723
Vantiv LLC Term Loan B4			Series 2012-36 Class SN
3.824% due 08/20/24 (Ê)	1,726	1,722	Interest Only STRIP
Varisty Brands, Inc. Term Loan B			5.672% due 04/25/42 (Ê)	1,275	192
5.577% due 11/29/24 (Ê)	363	363	Series 2012-49 Class QI
Verdesian Life Sciences LLC Term Loan			Interest Only STRIP
7.342% due 07/01/20 (Ê)	355	337	4.500% due 12/25/40	2,893	428
VICI Properties, Inc. 1st Lien Term			Series 2012-62 Class MI
Loan B			Interest Only STRIP
4.081% due 12/15/24 (Ê)	523	523	4.000% due 03/25/41	1,258	169
W3 Co. Term Loan B			Series 2012-103 Class SD
8.072% due 03/08/22 (Ê)	492	488	Interest Only STRIP
8.302% due 03/08/22 (Ê)	4	4	4.813% due 09/25/42 (Ê)	1,681	282
Weatherford International, Ltd. Term			Series 2012-104 Class QI
Loan			Interest Only STRIP
3.505% due 07/13/20 (Ê)	350	345	4.500% due 05/25/42	2,632	490
Weight Watchers International, Inc. 1st			Series 2012-116 Class SA
Lien Term Loan B			Interest Only STRIP
6.850% due11/29/24 (Ê)	54	54
7.090% due 11/29/24 (Ê)	267	270	5.329% due 10/25/42 (Ê)	2,279	442
William Morris Endeavor Entertainment			Series 2012-151 Class IM
LLC 1st Lien Term Loan B			Interest Only STRIP
4.930% due 05/29/25 (Ê)	750	747	5.000% due 04/25/42	5,072	1,035
WMG Acquisition Corp. Term Loan F			Series 2012-4016 Class SC
4.202% due 11/01/23 (Ê)	375	373	Interest Only STRIP		314
Wyndham Hotels & Resorts, Inc. 1st			4.603% due 03/15/42 (Ê)	2,053
Lien Term Loan B			Series 2013-27 Class PI
			Interest Only STRIP
3.827% due 05/30/25 (Ê)	525	526	3.000% due 12/25/41	3,524	253
		153,667	Series 2013-35 Class PI
Mortgage-Backed Securities - 18.2%			Interest Only STRIP
Blackstone Mortgage Trust, Inc.			3.000% due 02/25/42		129
4.375% due 05/05/22	920	907	Series 2013-41 Class SP	1,758
Fannie Mae			Interest Only STRIP
30 Year TBA(Ï)			5.422% due 06/25/40 (Ê)	837	58
3.000%	5,000	4,819	Series 2013-48 Class BI
3.500%	52,000	51,482	Interest Only STRIP
4.000%	9,000	8,992	5.000% due 05/25/28	7,394	732
4.500%	4,000	4,149	Series 2013-57 Class IQ
Interest Only STRIP			Interest Only STRIP
6.880% due 11/17/49 (Š)	1,676	295	3.000% due 06/25/41	1,371	162
Series 2018-54 Class IO			Series 2013-67 Class IL
Interest Only STRIP			Interest Only STRIP
5.500% due 08/25/48 (Š)	1,470	322	6.500% due 07/25/43	5,063	1,111
Fannie Mae REMICS			Series 2013-90 Class SD
Series 2010-35 Class SG			Interest Only STRIP
Interest Only STRIP			5.829% due 09/25/43 (Ê)	1,415	228
5.418% due 04/25/40 (Ê)	618	101	Series 2013-107 Class SB
Series 2010-99 Class NI			Interest Only STRIP
Interest Only STRIP			4.713% due 02/25/43 (Ê)	1,975	327
6.000% due 09/25/40	3,195	707	Series 2014-35 Class CS
Series 2010-140 Class GS			Interest Only STRIP
Interest Only STRIP			4.190% due 06/25/44 (Ê)	6,069	796
5.229% due 07/25/39 (Ê)	2,095	192

See accompanying notes which are an integral part of this quarterly report.

364 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-34 Class QI			Series 2017-74 Class JI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/25/45	1,257	258	4.000% due 10/25/47	1,511	302
Series 2015-55 Class IN			Series 2017-75 Class NI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/25/45	1,133	215	5.000% due 11/25/46	1,795	367
Series 2015-66 Class AS			Series 2017-78 Class KI
Interest Only STRIP			Interest Only STRIP
4.379% due 09/25/45 (Ê)	3,498	451	3.500% due 10/25/47	2,952	586
Series 2015-68 Class DI			Series 2017-82 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/25/45	5,822	1,240	4.000% due 10/25/47	6,032	1,107
Series 2015-69 Class IO			Series 2017-112 Class SG
Interest Only STRIP			Interest Only STRIP
6.000% due 09/25/45	2,815	565	4.349% due 01/25/48 (Ê)	3,266	477
Series 2015-73 Class PI			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 10/25/45	8,813	1,399	5.000% due 01/25/38	873	141
Series 2016-24 Class CI			Series 2017-4656 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/46	1,601	288	3.000% due 09/15/37	3,506	299
Series 2016-50 Class SM			Series 2017-4662 Class CI
Interest Only STRIP			Interest Only STRIP
4.203% due 08/25/46 (Ê)	8,097	1,036	3.500% due 01/15/42	2,540	313
Series 2016-59 Class PI			Series 2018-1 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/25/46	3,124	629	5.000% due 02/25/48	5,934	1,396
Series 2016-83 Class BS			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
4.203% due 11/25/46 (Ê)	11,901	1,612	5.000% due 02/25/48	800	164
Series 2016-95 Class BI			Series 2018-3 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 07/25/40	2,040	386	4.000% due 02/25/48	3,452	678
Series 2016-97 Class KI			Series 2018-11 Class KI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/40	2,593	280	4.000% due 03/25/48	6,286	1,369
Series 2016-101 Class QI			Series 2018-14 Class KI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/25/42	1,499	199	6.000% due 03/25/48	4,157	984
Series 2016-102 Class JI			Series 2018-36 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 02/25/46	2,399	402	5.000% due 06/25/48	4,278	888
Series 2016-104 Class NI			Series 2018-36 Class SD
Interest Only STRIP			Interest Only STRIP
5.000% due 04/25/38	386	6	4.373% due 06/25/48 (Ê)	10,643	1,459
Series 2017-2 Class KI			Series 2018-47 Class SA
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/47	2,374	473	4.210% due 07/25/48 (Ê)	4,650	653
Series 2017-7 Class JI			Fannie Mae Strips
Interest Only STRIP			Series 2009-397 Class 2
4.000% due 02/25/47	1,974	374	Interest Only STRIP
Series 2017-8 Class SB			5.000% due 09/25/39	2,282	456
Interest Only STRIP			Series 2010-404 Class 2
4.203% due 02/25/47 (Ê)	11,220	1,528	Interest Only STRIP
Series 2017-15 Class LI			4.500% due 05/25/40	1,785	382
Interest Only STRIP			Freddie Mac
4.000% due 06/25/46	1,756	319	Series 2011-3919 Class SA
Series 2017-48 Class LI			Interest Only STRIP
Interest Only STRIP			4.941% due 09/15/41 (Ê)	5,118	757
4.000% due 05/25/47	1,034	203	Series 2017-4749 Class IP
Series 2017-72 Class GI			Interest Only STRIP
Interest Only STRIP			4.000% due 02/15/47	7,313	1,324
4.000% due 08/25/47	3,377	669	Freddie Mac REMICS

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 365

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-109 Class IM			Series 2015-4510 Class HI
Interest Only STRIP			Interest Only STRIP
5.500% due 09/25/40	5,875	1,152	3.000% due 03/15/40	3,763	370
Series 2010-3714 Class KI			Series 2016-4550 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/15/39	476	55	3.000% due 10/15/40	2,418	318
Series 2011-3852 Class SC			Series 2016-4560 Class IO
Interest Only STRIP			Interest Only STRIP
5.880% due 04/15/40 (Ê)	1,809	205	5.802% due 05/15/39 (~)(Ê)	1,722	352
Series 2011-3904 Class NI			Series 2016-4560 Class PI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/15/26	2,179	197	3.500% due 05/15/45	1,845	289
Series 2012-3981 Class WS			Series 2016-4568 Class MI
Interest Only STRIP			Interest Only STRIP
5.323% due 05/15/41 (Ê)	1,706	227	4.000% due 04/15/46	1,556	307
Series 2012-3984 Class DS			Series 2016-4585 Class QI
Interest Only STRIP			Interest Only STRIP
4.961% due 01/15/42 (Ê)	2,195	291	3.500% due 04/15/46	3,163	562
Series 2012-4033 Class SC			Series 2016-4591 Class QI
Interest Only STRIP			Interest Only STRIP
5.316% due 10/15/36 (Ê)	1,945	162	3.500% due 04/15/46	1,166	196
Series 2012-4074 Class KS			Series 2016-4601 Class PI
Interest Only STRIP			Interest Only STRIP
5.788% due 02/15/41 (Ê)	840	120	4.500% due 12/15/45	1,307	281
Series 2012-4077 Class IK			Series 2016-4604 Class QI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/15/42	1,459	334	3.500% due 07/15/46	2,210	352
Series 2012-4099 Class BI			Series 2016-4629 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 06/15/39	1,813	195	3.500% due 11/15/45	1,618	245
Series 2012-4127 Class PI			Series 2016-4635 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 07/15/42	1,510	313	4.000% due 12/15/46	1,974	357
Series 2013-4182 Class PI			Series 2017-4658 Class CI
Interest Only STRIP			Interest Only STRIP
3.000% due 12/15/41	4,418	322	3.500% due 07/15/40	1,170	142
Series 2013-4265 Class SD			Series 2017-4663 Class KI
Interest Only STRIP			Interest Only STRIP
4.513% due 01/15/35 (Ê)	3,863	514	3.500% due 11/15/42	2,062	262
Series 2013-4267 Class CS			Series 2017-4663 Class PI
Interest Only STRIP			Interest Only STRIP
4.816% due 05/15/39 (Ê)	1,907	136	4.000% due 03/15/47	1,276	253
Series 2014-4299 Class JI			Series 2017-4663 Class TI
Interest Only STRIP			Interest Only STRIP
4.000% due 07/15/43	1,097	184	3.500% due 10/15/42	1,232	166
Series 2014-4386 Class IL			Series 2017-4666 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/15/43	1,737	328	3.000% due 09/15/35	2,465	190
Series 2014-4386 Class LI			Series 2017-4697 Class YI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/15/43	1,747	269	3.500% due 07/15/47	1,200	234
Series 2014-4403 Class CI			Series 2017-4707 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/15/44	1,241	229	4.000% due 07/15/47	2,066	386
Series 2015-4425 Class EI			Series 2017-4731 Class QS
Interest Only STRIP			Interest Only STRIP
4.000% due 01/15/45	5,027	1,091	4.613% due 11/15/47 (Ê)	2,300	387
Series 2015-4425 Class IO			Series 2018-4760 Class IG
Interest Only STRIP			Interest Only STRIP
4.000% due 01/15/45	1,574	343	5.000% due 02/15/48	1,487	306
Series 2015-4452 Class QI			Series 2018-4766 Class GI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/15/44	1,392	357	4.000% due 03/15/44	6,782	960

See accompanying notes which are an integral part of this quarterly report.

366 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-4801 Class IG			Series 2013-5 Class BI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/15/48	2,252	431	3.500% due 01/20/43	6,970	1,378
Series 2018-4813 Class IO			Series 2013-62 Class I
Interest Only STRIP			Interest Only STRIP
5.500% due 08/15/48	2,632	587	3.500% due 04/20/43	3,091	518
Freddie Mac Strips			Series 2013-77 Class UI
Series 2014-324 Class C21			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/41	1,762	255
6.000% due 06/15/39	3,005	768	Series 2013-104 Class YS
Ginnie Mae			Interest Only STRIP
Series 2009-121 Class DI			4.916% due 07/16/43 (Ê)	3,800	489
Interest Only STRIP			Series 2013-182 Class SY
4.500% due 12/16/39	944	189	Interest Only STRIP
Series 2009-121 Class UI			5.319% due 12/20/43 (Ê)	1,209	201
Interest Only STRIP			Series 2013-187 Class IO
5.000% due 12/20/39	1,196	283	Interest Only STRIP
Series 2010-9 Class UI			4.500% due 11/20/39	3,066	264
Interest Only STRIP			Series 2013-H14 Class XI
5.000% due 01/20/40	20,590	4,712	Interest Only STRIP
Series 2010-14 Class BV			1.650% due 03/20/63 (~)(Ê)	2,607	138
Interest Only STRIP			Series 2013-H24 Class AI
4.691% due 02/16/40 (Ê)	6,737	861	Interest Only STRIP
Series 2010-35 Class QI			1.472% due 09/20/63 (~)(Ê)	2,379	108
Interest Only STRIP			Series 2014-5 Class LS
4.500% due 03/20/40	1,622	352	Interest Only STRIP
Series 2010-62 Class SD			5.241% due 06/16/43 (Ê)	7,258	1,215
Interest Only STRIP			Series 2014-58 Class SA
5.512% due 05/20/40 (Ê)	647	98	Interest Only STRIP
Series 2010-134 Class ES			4.869% due 04/20/44 (Ê)	1,276	168
Interest Only STRIP			Series 2014-69 Class IG
5.022% due 11/20/39 (Ê)	1,428	117	Interest Only STRIP
Series 2010-144 Class LS			5.000% due 09/20/43	1,417	284
Interest Only STRIP			Series 2014-98 Class AI
5.663% due 07/16/37 (Ê)	321	4	Interest Only STRIP
Series 2010-H19 Class BI			4.500% due 10/20/41	1,709	197
Interest Only STRIP			Series 2014-H09 Class AI
1.460% due 08/20/60 (~)(Ê)	3,737	237	Interest Only STRIP
Series 2010-H20 Class IF			1.429% due 01/20/64 (~)(Ê)	8,512	422
Interest Only STRIP			Series 2014-H13 Class BI
1.401% due 10/20/60 (~)(Ê)	1,586	86	Interest Only STRIP
Series 2010-H22 Class CI			1.584% due 05/20/64 (~)(Ê)	12,007	675
Interest Only STRIP			Series 2014-H18 Class CI
2.365% due 10/20/60 (~)(Ê)	4,544	233	Interest Only STRIP
Series 2011-17 Class S			1.549% due 09/20/64 (~)(Ê)(Š)	4,161	364
Interest Only STRIP			Series 2014-H25 Class BI
5.072% due 02/20/41 (Ê)	4,225	591	Interest Only STRIP
Series 2011-22 Class PS			1.646% due 12/20/64 (~)(Ê)	4,707	381
Interest Only STRIP			Series 2015-25 Class PI
5.022% due 07/20/40 (Ê)	1,277	102	Interest Only STRIP
Series 2011-148 Class SN			3.500% due 01/20/45	3,056	537
Interest Only STRIP			Series 2015-79 Class CI
5.462% due 11/16/41 (Ê)	1,277	220	Interest Only STRIP
Series 2012-104 Class QI			4.000% due 05/20/45	1,729	347
Interest Only STRIP			Series 2015-99 Class DI
3.500% due 04/20/42	502	122	Interest Only STRIP
Series 2012-136 Class BI			6.000% due 07/20/45	3,742	946
Interest Only STRIP			Series 2015-106 Class CI
3.500% due 11/20/42	2,443	490	Interest Only STRIP
Series 2012-H23 Class WI			4.000% due 05/20/45	1,523	271
Interest Only STRIP			Series 2015-131 Class BI
1.568% due 10/20/62 (~)(Ê)	3,158	155	Interest Only STRIP
			3.500% due 06/20/41	1,721	228

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 367

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-133 Class MI			Series 2016-H13 Class EI
Interest Only STRIP			Interest Only STRIP
3.000% due 05/20/44	2,072	342	2.030% due 04/20/66 (~)(Ê)(Š)	3,754	413
Series 2015-167 Class BI			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	1,704	395	1.999% due 07/20/66 (~)(Ê)	5,179	581
Series 2015-H04 Class AI			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	2,909	247	1.838% due 10/20/66 (~)(Ê)	2,129	207
Series 2015-H22 Class HI			Series 2016-H24 Class AI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	3,439	340	2.351% due 11/20/66 (~)(Ê)(Š)	7,079	898
Series 2015-H29 Class HI			Series 2016-H24 Class DI
Interest Only STRIP			Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)	2,569	228	2.209% due 11/20/66 (~)(Ê)	2,459	341
Series 2016-18 Class QI			Series 2017-11 Class PI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,026	404	4.000% due 12/20/46	1,615	279
Series 2016-29 Class IO			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/16/46	1,664	374	3.500% due 09/20/43	2,085	287
Series 2016-42 Class IO			Series 2017-26 Class EI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/46	2,164	469	5.000% due 02/20/40	2,803	481
Series 2016-77 Class SL			Series 2017-26 Class IM
Interest Only STRIP			Interest Only STRIP
5.157% due 03/20/43 (Ê)	1,949	208	6.500% due 02/20/47	4,535	1,082
Series 2016-111 Class IP			Series 2017-26 Class MI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/46	1,861	239	5.000% due 11/20/39	9,799	2,200
Series 2016-111 Class PI			Series 2017-42 Class IC
Interest Only STRIP			Interest Only STRIP
3.500% due 06/20/45	5,112	752	4.500% due 08/20/41	1,623	364
Series 2016-123 Class IQ			Series 2017-52 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/39	2,094	212	5.500% due 04/20/47	1,157	240
Series 2016-123 Class LI			Series 2017-68 Class CI
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/44	4,126	565	5.500% due 05/16/47	2,206	512
Series 2016-134 Class MI			Series 2017-68 Class IL
Interest Only STRIP			Interest Only STRIP
3.000% due 01/20/43	1,971	214	4.000% due 08/20/44	2,273	386
Series 2016-150 Class I			Series 2017-87 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/46	2,238	450	4.000% due 01/20/46	1,855	318
Series 2016-154 Class AI			Series 2017-99 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/41	879	36	4.000% due 01/20/47	3,156	551
Series 2016-161 Class GI			Series 2017-113 Class IE
Interest Only STRIP			Interest Only STRIP
5.000% due 11/16/46	3,218	694	5.500% due 07/20/47	2,329	559
Series 2016-167 Class SB			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
5.219% due 04/20/38 (Ê)	1,717	62	4.000% due 08/20/47	1,521	278
Series 2016-168 Class AI			Series 2017-130 Class NI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	1,912	223	3.500% due 01/20/47	3,546	633
Series 2016-H04 Class KI			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
1.875% due 02/20/66 (~)(Ê)(Š)	1,197	94	4.500% due 09/20/47	1,584	332
Series 2016-H06 Class AI			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
2.068% due 02/20/66 (~)(Ê)	2,534	232	3.500% due 09/20/47	3,725	626

See accompanying notes which are an integral part of this quarterly report.

368 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-165 Class IM			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/47	992	188	1.632% due 08/20/67 (~)(Ê)	3,852	373
Series 2017-174 Class IC			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
5.500% due 02/20/47	5,052	1,170	1.800% due 08/20/67 (~)(Ê)	5,737	597
Series 2017-179 Class WI			Series 2017-H16 Class IG
Interest Only STRIP			Interest Only STRIP
5.000% due 12/20/47	642	145	1.635% due 07/20/67 (~)(Ê)	5,721	567
Series 2017-H01 Class AI			Series 2017-H16 Class IH
Interest Only STRIP			Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)(Š)	10,640	1,197	1.695% due 07/20/67 (~)(Ê)	13,636	1,270
Series 2017-H02 Class BI			Series 2017-H16 Class IO
Interest Only STRIP			Interest Only STRIP
2.301% due 01/20/67 (~)(Ê)	1,615	230	2.065% due 08/20/67 (~)(Ê)	3,873	518
Series 2017-H03 Class AI			Series 2017-H16 Class JI
Interest Only STRIP			Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)	8,542	1,184	2.247% due 08/20/67 (~)(Ê)	3,816	593
Series 2017-H03 Class DI			Series 2017-H18 Class CI
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)	7,709	1,047	2.203% due 09/20/67 (~)(Ê)	1,629	257
Series 2017-H04 Class AI			Series 2017-H19 Class MI
Interest Only STRIP			Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)	10,842	1,428	2.007% due 04/20/67 (~)(Ê)	5,048	578
Series 2017-H04 Class BI			Series 2017-H20 Class HI
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)	7,495	1,012	2.067% due 10/20/67 (~)(Ê)	3,537	520
Series 2017-H05 Class AI			Series 2017-H22 Class GI
Interest Only STRIP			Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)(Š)	8,733	1,124	2.032% due 10/20/67 (~)(Ê)	7,360	1,034
Series 2017-H06 Class EI			Series 2017-H22 Class KI
Interest Only STRIP			Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)	7,805	646	2.042% due 11/20/67 (~)(Ê)	2,418	327
Series 2017-H08 Class DI			Series 2017-H23 Class KI
Interest Only STRIP			Interest Only STRIP
2.377% due 02/20/67 (~)(Ê)	5,382	866	1.641% due 11/20/67 (~)(Ê)	13,906	1,166
Series 2017-H08 Class EI			Series 2018-18 Class HS
Interest Only STRIP			Interest Only STRIP
2.236% due 02/20/67 (~)(Ê)	4,260	561	1.667% due 02/20/48 (Ê)	20,407	690
Series 2017-H08 Class GI			Series 2018-21 Class IN
Interest Only STRIP			Interest Only STRIP
2.313% due 02/20/67 (~)(Ê)	1,520	237	5.000% due 02/20/48	5,632	1,232
Series 2017-H09 Class HI			Series 2018-33 Class IO
Interest Only STRIP			Interest Only STRIP
1.823% due 03/20/67 (~)(Ê)	6,755	849	4.000% due 02/20/48	2,858	633
Series 2017-H09 Class IO			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)	8,263	874	2.086% due 01/20/68 (~)(Ê)	1,743	261
Series 2017-H13 Class QI			Series 2018-H01 Class CI
Interest Only STRIP			Interest Only STRIP
2.094% due 06/20/67 (~)(Ê)(Š)	11,414	1,455	1.652% due 01/20/68 (~)(Ê)	3,677	382
Series 2017-H14 Class DI			Series 2018-H01 Class KI
Interest Only STRIP			Interest Only STRIP
1.552% due 06/20/67 (~)(Ê)	1,670	132	1.711% due 01/20/68 (~)(Ê)	7,574	865
Series 2017-H14 Class JI			Series 2018-H02 Class AI
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	2,418	379	1.810% due 01/20/68 (~)(Ê)	3,338	495
Series 2017-H15 Class CI			Series 2018-H02 Class KI
Interest Only STRIP			Interest Only STRIP
1.637% due 06/20/67 (~)(Ê)	6,044	473	1.764% due 02/20/68 (~)(Ê)	6,727	690
Series 2017-H16 Class FI			Series 2018-H02 Class NI
Interest Only STRIP			Interest Only STRIP
2.290% due 08/20/67 (~)(Ê)(Š)	10,841	1,301	1.651% due 02/20/68 (~)(Ê)(Š)	6,969	906

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 369

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-H02 Class PI			Series 2014-44 Class IA
Interest Only STRIP			Interest Only STRIP
2.033% due 02/20/68 (~)(Ê)	8,958	1,221	3.500% due 05/20/28	2,645	253
Series 2018-H03 Class XI			Series 2014-137 Class ID
Interest Only STRIP			Interest Only STRIP
2.028% due 02/20/68 (~)(Ê)	3,924	635	5.500% due 09/16/44	2,662	585
Series 2018-H04 Class GI			Series 2014-139 Class NI
Interest Only STRIP			Interest Only STRIP
1.778% due 02/20/68 (~)(Ê)	5,722	490	3.500% due 08/20/28	2,756	214
Series 2018-H04 Class IO			Series 2014-H22 Class DI
Interest Only STRIP			Interest Only STRIP
1.731% due 02/20/68 (~)(Ê)	2,246	303	1.374% due 11/20/64 (~)(Ê)	2,260	189
Series 2018-H05 Class ID			Series 2014-H24 Class BI
Interest Only STRIP			Interest Only STRIP
1.865% due 03/20/68 (~)(Ê)	2,833	407	1.631% due 11/20/64 (~)(Ê)	5,104	446
Series 2018-H06 Class KI			Series 2015-20 Class PI
Interest Only STRIP			Interest Only STRIP
1.453% due 04/20/68 (~)(Ê)	3,228	457	3.500% due 02/20/45	1,066	212
Ginnie Mae II			Series 2015-40 Class KI
30 Year TBA(Ï)			Interest Only STRIP
4.000%	1,000	1,022	4.000% due 07/20/44	3,022	526
4.500%	3,000	3,115	Series 2015-79 Class MI
Ginnie Mae REMICS			Interest Only STRIP
Class AI			4.000% due 05/20/44	1,565	197
Interest Only STRIP			Series 2015-111 Class IJ
3.500% due 01/20/39	1,782	150	Interest Only STRIP
Class IA			3.500% due 08/20/45	1,333	230
Interest Only STRIP			Series 2015-131 Class MI
4.000% due 01/16/43	1,219	197	Interest Only STRIP
Series 2010-3 Class MS			3.500% due 09/20/45	4,289	774
Interest Only STRIP			Series 2015-134 Class LI
6.018% due 11/20/38 (Ê)	907	38	Interest Only STRIP
Series 2011-135 Class DI			3.500% due 05/20/39	1,020	95
Interest Only STRIP			Series 2015-162 Class BI
5.000% due 04/16/40	2,433	598	Interest Only STRIP
Series 2012-129 Class IO			4.000% due 11/20/40	2,007	298
Interest Only STRIP			Series 2015-165 Class IC
4.500% due 11/16/42	508	120	Interest Only STRIP
Series 2012-H06 Class AI			3.500% due 07/16/41	3,227	349
Interest Only STRIP			Series 2015-167 Class MI
1.361% due 01/20/62 (~)(Ê)	8,984	398	Interest Only STRIP
Series 2012-H10 Class AI			5.000% due 06/20/45	2,297	523
Interest Only STRIP			Series 2015-186 Class AI
1.219% due 12/20/61 (~)(Ê)	9,052	349	Interest Only STRIP
Series 2012-H10 Class SI			4.000% due 12/20/45	1,336	273
Interest Only STRIP			Series 2015-H09 Class BI
1.417% due 12/20/61 (~)(Ê)	7,949	580	Interest Only STRIP
Series 2013-23 Class IK			1.684% due 03/20/65 (~)(Ê)(Š)	685	54
Interest Only STRIP			Series 2015-H10 Class CI
3.000% due 09/20/37	2,067	195	Interest Only STRIP
Series 2013-67 Class IP			1.797% due 04/20/65 (~)(Ê)	1,667	158
Interest Only STRIP			Series 2015-H13 Class AI
4.000% due 04/16/43	4,604	908	Interest Only STRIP
Series 2013-76 Class IO			2.194% due 06/20/65 (~)(Ê)(Š)	2,776	265
Interest Only STRIP			Series 2015-H15 Class JI
3.500% due 05/20/43	582	99	Interest Only STRIP
Series 2013-H15 Class CI			1.936% due 06/20/65 (~)(Ê)	1,185	116
Interest Only STRIP			Series 2015-H18 Class IA
1.772% due 07/20/63 (~)(Ê)	4,767	244	Interest Only STRIP
Series 2014-20 Class SQ			1.816% due 06/20/65 (~)(Ê)	877	61
Interest Only STRIP			Series 2015-H24 Class BI
5.319% due 07/20/43 (Ê)	1,892	225	Interest Only STRIP
			1.604% due 08/20/65 (~)(Ê)(Š)	2,235	107

See accompanying notes which are an integral part of this quarterly report.

370 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-H25 Class AI			Series 2017-93 Class IO
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	1,605	124	5.000% due 06/16/47	5,069	1,089
Series 2015-H26 Class GI			Series 2017-99 Class PI
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	918	86	4.000% due 03/20/46	1,020	198
Series 2016-79 Class IO			Series 2017-104 Class MI
Interest Only STRIP			Interest Only STRIP
3.500% due 06/20/46	3,049	541	5.500% due 07/16/47	1,939	519
Series 2016-129 Class PI			Series 2017-118 Class KI
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/45	996	220	3.500% due 10/20/46	3,004	436
Series 2016-135 Class PI			Series 2017-123 Class JI
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/46	1,692	315	4.000% due 08/20/46	1,261	218
Series 2016-147 Class BI			Series 2017-136 Class IG
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/46	1,210	237	3.500% due 02/20/44	6,196	759
Series 2016-164 Class IO			Series 2017-136 Class IY
Interest Only STRIP			Interest Only STRIP
6.500% due 12/20/46	1,915	446	5.000% due 03/20/45	3,623	821
Series 2016-H01 Class AI			Series 2017-141 Class ID
Interest Only STRIP			Interest Only STRIP
1.701% due 01/20/66 (~)(Ê)	6,429	561	3.500% due 07/20/47	3,928	646
Series 2016-H13 Class MI			Series 2017-162 Class QI
Interest Only STRIP			Interest Only STRIP
1.701% due 06/20/66 (~)(Ê)	7,128	286	5.000% due 10/20/47	1,197	274
Series 2016-H16 Class DI			Series 2017-164 Class IG
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/66 (~)(Ê)	6,366	738	3.500% due 04/20/44	10,028	1,200
Series 2016-H18 Class QI			Series 2017-176 Class BI
Interest Only STRIP			Interest Only STRIP
1.975% due 06/20/66 (~)(Ê)	2,856	344	3.500% due 05/20/45	7,144	1,157
Series 2016-H20 Class NI			Series 2017-180 Class IP
Interest Only STRIP			Interest Only STRIP
2.317% due 09/20/66 (~)(Ê)(Š)	5,968	656	3.500% due 11/20/46	6,573	1,076
Series 2016-H21 Class AI			Series 2017-H02 Class HI
Interest Only STRIP			Interest Only STRIP
2.265% due 07/26/29 (~)(Ê)(Š)	9,527	1,167	2.153% due 01/20/67 (~)(Ê)	5,685	667
Series 2016-H24 Class KI			Series 2017-H03 Class CI
Interest Only STRIP			Interest Only STRIP
2.515% due 11/20/66 (~)(Ê)	2,584	356	2.490% due 12/20/66 (~)(Ê)(Š)	4,913	651
Series 2016-H27 Class BI			Series 2017-H03 Class EI
Interest Only STRIP			Interest Only STRIP
2.344% due 12/20/66 (~)(Ê)	4,312	524	2.373% due 01/20/67 (~)(Ê)	2,801	415
Series 2017-17 Class EI			Series 2017-H03 Class KI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/44	2,834	413	2.776% due 01/20/67 (~)(Ê)	1,512	211
Series 2017-38 Class DI			Series 2017-H06 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/47	773	171	2.256% due 02/20/67 (~)(Ê)	6,951	841
Series 2017-56 Class BI			Series 2017-H06 Class DI
Interest Only STRIP			Interest Only STRIP
6.000% due 04/16/47	5,264	1,374	1.755% due 02/20/67 (~)(Ê)	8,508	759
Series 2017-57 Class AI			Series 2017-H06 Class MI
Interest Only STRIP			Interest Only STRIP
4.000% due 06/20/45	1,009	187	2.170% due 02/20/67 (~)(Ê)	2,615	308
Series 2017-66 Class KI			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	4,876	769	2.147% due 03/20/67 (~)(Ê)	7,230	861
Series 2017-79 Class IB			Series 2017-H09 Class DI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/20/47	751	174	1.695% due 03/20/67 (~)(Ê)	4,088	404

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 371

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2017-H14 Class LI			Series 2006-4 Class C
Interest Only STRIP			5.324% due 12/12/49 (~)(Ê)		339	331
2.354% due 06/20/67 (~)(Ê)(Š)	5,229	634	Morgan Stanley Bank of America Merrill
Series 2017-H16 Class EI			Lynch Trust
Interest Only STRIP			Series 2013-C12 Class E
1.637% due 08/20/67 (~)(Ê)	7,097	757	4.764% due 10/15/46 (~)(Å)(Ê)		586	485
Series 2017-H18 Class FI			Series 2014-C18 Class D
Interest Only STRIP			3.389% due 10/15/47 (Å)		300	228
2.182% due 09/20/67 (~)(Ê)	3,808	561	Morgan Stanley Capital I Trust
Series 2017-H20 Class AI			Series 2011-C3 Class G
Interest Only STRIP			5.188% due 07/15/49 (~)(Å)(Ê)		586	507
2.121% due 10/20/67 (~)(Ê)	11,818	1,674	Series 2012-C4 Class E
Series 2017-H20 Class JI			5.421% due 03/15/45 (~)(Å)(Ê)		653	558
Interest Only STRIP			UBS-Barclays Commercial Mortgage
1.984% due 09/20/67 (~)(Ê)	4,048	628	Trust
Series 2017-H21 Class DI			Series 2013-C6 Class E
Interest Only STRIP			3.500% due 04/10/46 (Å)		158	112
1.629% due 10/20/67 (~)(Ê)	10,093	911	WFRBS Commercial Mortgage Trust
Series 2017-H25 Class IO			Series 2011-C4 Class E
Interest Only STRIP			5.248% due 06/15/44 (~)(Ê)(Þ)		56	53
1.816% due 11/20/67 (~)(Ê)(Š)	5,055	643				249,674
Series 2018-1 Class IO			Non-US Bonds - 4.5%
Interest Only STRIP			ADO Properties SA
4.500% due 01/20/48	5,267	1,195	Series 1-15
Series 2018-37 Class IO			1.500% due 07/26/24	EUR	1,200	1,370
Interest Only STRIP			Akelius Residential Property AB
5.000% due 03/20/48	2,147	492	1.750% due 02/07/25	EUR	850	982
Series 2018-55 Class IC			America Movil SAB de CV
Interest Only STRIP			5.000% due 10/27/26	GBP	785	1,212
3.500% due 04/20/48	3,392	651	Argentine Bonos del Tesoro
Series 2018-67 Class SC			15.500% due 10/17/26	ARS	4,290	146
Interest Only STRIP			Banco de Sabadell SA
4.293% due 05/20/48 (Ê)	5,266	729	0.875% due 03/05/23	EUR	400	462
Series 2018-77 Class IO			Brazil Notas do Tesouro Nacional
Interest Only STRIP			Series NTNF
5.000% due 06/20/48	4,028	904	10.000% due 01/01/21	BRL	650	179
Series 2018-84 Class IO			10.000% due 01/01/23	BRL	380	101
Interest Only STRIP			10.000% due 01/01/25	BRL	5,460	1,416
5.000% due 06/16/48	2,312	468	10.000% due 01/01/27	BRL	7,659	1,946
Series 2018-89 Class LS			Chile Bonos de la Tesoreria
Interest Only STRIP			4.500% due 03/01/26	CLP	1,305,000	2,086
4.154% due 06/20/48 (Ê)	6,962	926	Colombian TES
Series 2018-91 Class SJ			Series B
Interest Only STRIP			10.000% due 07/24/24	COP	9,893,400	4,045
4.173% due 07/20/48 (Ê)(Š)	5,341	768	7.500% due 08/26/26	COP	380,000	138
Series 2018-H01 Class XI			Colombian Titulos de Tesoreria
Interest Only STRIP			Series B
2.076% due 01/20/68 (~)(Ê)	7,771	1,236	11.000% due 07/24/20	COP	556,200	213
Series 2018-H02 Class IM			Credit Suisse Group Funding, Ltd.
Interest Only STRIP
1.971% due 02/20/68 (~)(Ê)(Š)	4,018	633	2.750% due 08/08/25	GBP	1,370	1,782
			Czech Republic Government
Series 2018-H04 Class MI			International Bond
Interest Only STRIP			Series 97
1.819% due 03/20/68 (~)(Ê)	8,251	671	0.450% due 10/25/23	CZK	65,330	2,796
Series 2018-H05 Class IE			DVB Bank SE
Interest Only STRIP			1.250% due 09/15/21	EUR	600	709
1.906% due 02/20/68 (~)(Ê)	8,476	1,131	Enbridge, Inc.
Series 2018-H06 Class HI			4.570% due 03/11/44	CAD	945	715
Interest Only STRIP			Galp Energia, SGPS SA
1.623% due 04/20/68 (~)(Ê)	6,029	567	1.000% due 02/15/23	EUR	400	458
Series 2018-H08 Class FI			Global Switch Holdings, Ltd.
Interest Only STRIP			2.250% due 05/31/27	EUR	625	734
1.478% due 06/20/68 (~)(Ê)	4,410	486	Heathrow Funding, Ltd.
ML-CFC Commercial Mortgage Trust			6.750% due 12/03/26	GBP	1,050	1,801

See accompanying notes which are an integral part of this quarterly report.

372 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
	or Shares		$			or Shares		$
HSBC Holdings PLC				Series 6205
5.750% due 12/20/27	GBP	285	442	7.600% due 04/14/21	RUB	45,640		737
Hungary Government Bond				Series 6212
Series 23/A				7.050% due 01/19/28	RUB	143,063		2,213
6.000% due 11/24/23	HUF	87,000	376	Series 6215
Indonesia Government International				7.000% due 08/16/23	RUB	118,230		1,868
Bond				Scentre Group Trust 1 / Scentre Group
Series REGS				Trust 2
2.625% due 06/14/28	EUR	395	485	Series EMTn
Indonesia Treasury Bond				1.750% due 04/11/28	EUR	600		709
Series FR53				SGSP (Australia) Assets Pty, Ltd.
8.250% due 07/15/21	IDR	17,770,000	1,264	5.125% due 02/11/21	GBP	190		270
Series FR72				South Africa Government International
8.250% due 05/15/36	IDR	23,049,000	1,592	Bond
Series FR73				Series 2037
8.750% due 05/15/31	IDR	30,970,000	2,240	8.500% due 01/31/37	ZAR	17,720		1,245
Mexican Bonos				Series R186
Series M 20				10.500% due 12/21/26	ZAR	13,120		1,106
7.500% due 06/03/27	MXN	34,735	1,832	State Grid Overseas Investment, Ltd.
Series M				Series REGS
8.000% due 12/07/23	MXN	32,430	1,759	1.250% due 05/19/22	EUR	640		762
7.750% due 11/23/34	MXN	35,900	1,909	TDF Infrastructure SAS
Mexico Government International Bond				2.875% due 10/19/22	EUR	1,300		1,629
1.875% due 02/23/22	EUR	390	475	Thailand Government International Bond
Naturgas Energia Distribucion SA				2.550% due 06/26/20	THB	1,800		55
Series 0002				2.000% due 12/17/22	THB	28,233		844
2.065% due 09/28/27	EUR	825	954	3.625% due 06/16/23	THB	29,570		948
NTPC, Ltd.				3.850% due 12/12/25	THB	19,003		622
2.750% due 02/01/27	EUR	380	444	3.580% due 12/17/27	THB	7,920		255
Peruvian Government International Bond				4.875% due 06/22/29	THB	10,300		367
6.950% due 08/12/31	PEN	1,500	508	Turkey Government International Bond
Series REGS				8.000% due 03/12/25	TRY	2,794		352
6.900% due 08/12/37	PEN	2,556	845	12.400% due 03/08/28	TRY	2,681		410
Petroleos Mexicanos				Ubisoft Entertainment SA
5.125% due 03/15/23	EUR	860	1,118	1.289% due 01/30/23	EUR	400		467
Philippine Government Bond				Western Power Distribution PLC
Series 1060				3.625% due 11/06/23	GBP	630		867
3.625% due 09/09/25	PHP	9,900	156					61,949
Republic of Argentina Government
International Bond				United States Government Treasuries - 0.5%
18.200% due 10/03/21	ARS	8,333	267	United States Treasury Notes
Republic of Colombia Government Bond				2.875% due 05/15/28		2,000		1,986
Series B				4.375% due 02/15/38				2,333
7.750% due 09/18/30	COP	668,800	245	3.000% due 05/15/47		1,945
Republic of South Africa Government						250		246
International Bond				3.000% due 02/15/48		250		246
Series 2023				3.125% due 05/15/48		2,060		2,078
7.750% due 02/28/23	ZAR	26,136	1,962					6,889
Series 2032				Total Long-Term Investments
8.250% due 03/31/32	ZAR	7,890	558	(cost $820,523)				811,991
Series 2048				Common Stocks - 27.6%
				Consumer , Discretionary - 2.1%
8.750% due 02/28/48	ZAR	9,210	649	Amazon. com, Inc. (Æ)		1,379		2,452
Series R214
6.500% due 02/28/41	ZAR	14,350	794	Aoyama Trading Co. , Ltd.		4,400		146
Republic of Turkey Government Bond				Axel Springer SE Class A		3,633		271
11.000% due 02/24/27	TRY	5,499	769	Bayerische Motoren Werke AG		10,475		1,013
Romania Government International Bond				BMC Stock Holdings, Inc. (Æ)		13,561		298
Series 10Y				Celestica, Inc. (Æ)				632
5.850% due 04/26/23	RON	2,100	557	Century Communities, Inc. (Æ)		53,491		274
4.750% due 02/24/25	RON	1,415	356	Charming Charlie, Inc. (Å)(Æ)(Š)		1,147,677	8,977	—
Series 15YR				Cie Financiere Richemont SA				909
5.800% due 07/26/27	RON	1,400	376			10,349
Russian Federal Bond - OFZ				Costco Wholesale Corp.		1,935		423

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 373

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Cracker Barrel Old Country Store, Inc.	1,094	160	Astarta Holding NV(Æ)	16,043	142
Daily (Ñ) Mail & General Trust PLC Class A	8,490	83	BrasilAgro Propriedades - Co. Agricolas Brasileira de	29,490	110
Del Taco Restaurants, Inc. (Æ)	37,783	489	Britvic PLC	16,292	172
Diageo PLC	32,466	1,193	China Yurun Food Group, Ltd. (Æ)	371,000	48
Euromoney Institutional InvestorPLC	5,071	90	Church & Dwight Co. , Inc.	5,077	284
Fields Corp.	14,500	131	CK Hutchison Holdings, Ltd.	73,219	796
First Cash Financial Services, Inc.	1,703	138	CLIO Cosmetics Co. , Ltd. (Ñ)(Þ)	15,123	287
Foundation Building Materials, Inc.(Æ)	13,112	190	Coca-Cola Co. (The)	69,278	3,230
Garmin, Ltd.	3,847	240	Core-Mark Holding Co. , Inc.	2,870	69
Genuine Parts Co.	2,708	264	General Mills, Inc.	2,877	133
Grand Korea Leisure Co. , Ltd.	29,009	640	George Weston, Ltd.	2,325	193
Grupo Televisa SAB - ADR	53,048	1,055	Golden Agri-Resources, Ltd.	6,181,500	1,272
Hibbett Sports, Inc. (Æ)(Ñ)	24,621	565	JM Smucker Co. (The)	1,452	161
Home Depot, Inc. (The)	2,490	492	Kernel Holding SA(Þ)	16,986	236
Honda Motor Co. , Ltd.	37,700	1,135	Keurig Dr Pepper, Inc.	1,525	37
Hyundai Motor Co.	20,495	2,375	Kimberly-Clark Corp.	2,337	266
ITOCHU Corp.	14,900	264	Kraft Heinz Co. (The)	4,517	272
ITV PLC	21,860	47	Lenta, Ltd. - GDR(Æ)	61,285	306
JD. com, Inc. - ADR(Æ)(Ñ)	31,073	1,114	Loblaw Cos. , Ltd.	3,690	195
Kangwon Land, Inc.	26,385	614	McCormick & Co. , Inc.	2,164	254
Kyocera Corp.	800	47	PepsiCo, Inc.	29,823	3,430
Las Vegas Sands Corp.	2,181	157	Procter & Gamble Co. (The)	48,100	3,891
Leggett & Platt, Inc.	5,388	235	Qol Co. , Ltd.	20,300	334
Libbey, Inc.	103,699	993	Scandinavian Tobacco Group A/S(Þ)	61,750	1,005
Lifestyle International Holdings, Ltd.	108,000	215	Stock Spirits Group PLC(Þ)	174,527	494
Madison Square Garden Co. (The) Class	3,133	978	SUPERVALU, Inc. (Æ)	75,639	2,445
A(Æ)			Sysco Corp.	4,022	270
Majestic Wine PLC	11,018	65	Tesco PLC	68,936	235
Marks & Spencer Group PLC	37,413	151	Unilever NV	24,666	1,419
Matthews International Corp. Class A	8,016	421	Wm Morrison Supermarkets PLC	131,703	451
MDC Partners, Inc. Class A(Æ)	160,298	818
Nissan Motor Co. , Ltd.	27,900	264			22,464
Omnicom Group, Inc.	2,143	148	Energy - 1.6%
Pandora Media, Inc. (Æ)	28,609	193	AltaGas, Ltd. - ADR	14,977	305
PetIQ, Inc. (Æ)(Ñ)	13,326	365	BP PLC	96,694	727
Sankyo Co. , Ltd.	5,400	213	BP PLC - ADR	31,724	1,430
Secom Co. , Ltd.	5,261	402	Carrizo Oil & Gas, Inc. (Æ)	2,495	70
Sekisui House, Ltd.	13,700	233	Chevron Corp.	5,186	655
Shaw Communications, Inc. Class B	4,960	104	Cloud Peak Energy, Inc. (Æ)	109,790	287
Shingakukai Co. , Ltd.	3,100	17	Denison Mines Corp. (Æ)	476,303	245
Sinclair Broadcast Group, Inc. Class A	33,316	860	Eclipse Resources Corp. (Æ)	129,362	208
Singapore Press Holdings, Ltd.	112,600	241	EOG Resources, Inc.	686	88
Skylark Co. , Ltd.	14,300	208	Exxon Mobil Corp.	23,861	1,945
Thomson Reuters Corp.	4,671	193	Fission Uranium Corp. (Æ)	377,153	197
Tiffany & Co.	337	46	Flotek Industries, Inc. (Æ)(Ñ)	47,649	148
Tile Shop Holdings, Inc.	39,137	325	Foresight Energy LP(Þ)	26,244	97
Tower International, Inc.	8,737	282	Galp Energia SGPS SA Class B	9,917	204
Toyota Motor Corp.	900	59	Gazprom PJSC	923,643	2,125
TRI Pointe Group, Inc. (Æ)	29,771	422	Green Plains, Inc.	32,635	542
Tribune Media Co. Class A	6,008	203	Gulfport Energy Corp. (Æ)	124,231	1,430
Vertu Motors PLC(Þ)	371,083	239	Hunting PLC	19,788	203
Vivendi SA - ADR	4,332	112	Innogy SE(Þ)	2,500	111
Wal-Mart Stores, Inc.	3,408	304	JX Holdings, Inc.	30,900	227
Walt Disney Co. (The)	481	55	K&O Energy Group, Inc.	3,400	57
Yamada Denki Co. , Ltd.	29,600	147	Keppel Corp. , Ltd. - ADR	42,151	213
Zalando SE(Æ)(Þ)	12,115	695	Kinder Morgan, Inc.	30,645	545
		28,107	Lukoil PJSC	6,455	460
			Mammoth Energy Services, Inc.	26,602	990
Consumer Staples - 1.6%			Marathon Petroleum Corp.	628	51
Altria Group, Inc.	460	27	Matrix Service Co. (Æ)	27,601	551

See accompanying notes which are an integral part of this quarterly report.

374 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
McDermott International, Inc. (Æ)	53,860	970	Charter Hall Group - ADR(ö)	71,282	354
NCS Multistage Holdings, Inc. (Æ)(Ñ)	17,862	283	China Resources Land, Ltd.	50,000	183
Neste OYJ	1,361	112	Chubb, Ltd.	7,224	1,009
Nine Energy Service, Inc. (Æ)	9,115	266	CI Financial Corp.	8,789	154
Occidental Petroleum Corp.	2,204	185	Cincinnati Financial Corp.	2,980	225
OMV AB	4,709	266	Citigroup, Inc.	28,041	2,017
ONEOK, Inc.	5,172	365	CK Asset Holdings, Ltd.	158,500	1,212
PrairieSky Royalty, Ltd.	6,721	128	CMC Markets PLC(Þ)	26,255	68
Range Resources Corp.	102,379	1,580	CME Group, Inc. Class A	1,966	313
Royal Dutch Shell PLC Class A	23,627	811	CNA Financial Corp.	3,705	173
Royal Dutch Shell PLC Class B	18,917	662	CNO Financial Group, Inc.	38,701	788
Saipem SpA(Æ)	26,567	139	Corporate Office Properties Trust(ö)	8,002	238
SBM Offshore NV	6,869	106	Cousins Properties, Inc. (ö)	15,852	148
Schlumberger, Ltd.	674	46	Crown Castle International Corp. (ö)	5,680	630
Select Energy Services, Inc. Class A(Æ)	19,443	297	CyrusOne, Inc. (ö)	5,132	318
Solaris Oilfield Infrastructure, Inc Class	44,724	702	Daiwa House REIT Investment Corp.(ö)	121	299
A(Æ)(Ñ)			Daiwa Securities Group, Inc.	17,000	99
Statoil ASA Class N	15,725	417	DDR Corp. (ö)	11,815	162
Suncor Energy, Inc.	3,589	151	Delek Group, Ltd.	314	45
Targa Resources Corp.	2,981	152	Deutsche Wohnen SE	23,389	1,140
TechnipFMC PLC	1,530	49	Dexus Property Group(Æ)(ö)	68,244	510
TETRA Technologies, Inc. (Æ)(Þ)	140,893	607	Digital Realty Trust, Inc. (ö)	6,955	844
Williams Cos. , Inc. (The)	4,763	142	Douglas Emmett, Inc. (ö)	7,914	307
		22,547	Dundee Corp. Class A(Å)(Æ)(Ñ)	76,387	86
			Elementis PLC	50,190	171
Financial Services - 7.6%			EMC Insurance Group, Inc.	6,380	171
3i Group PLC	30,016	373	Empire State Realty Trust, Inc. Class
Activia Properties, Inc. (ö)	71	317	A(ö)	9,903	165
ADO Properties SA(Þ)	6,870	392	Entra ASA(Þ)	18,158	265
Aedas Homes SAU(Æ)(Þ)	3,643	129	Equinix, Inc. (Æ)(ö)	567	249
Aedifica(ö)	1,201	115	Equity LifeStyle Properties, Inc.Class	4,533	412
Aflac, Inc.	6,839	318	A(ö)
AGNC Investment Corp. (Æ)	23,732	462	Erie Indemnity Co. Class A	1,854	230
Agree Realty Corp. (ö)	3,022	161	Essent Group, Ltd. (Æ)	9,830	377
Allied Properties Real Estate Investment	14,374	469	Essex Property Trust, Inc. (ö)	3,782	909
Trust(ö)			Etalon Group, Ltd. - GDR	241,687	676
Ally Financial, Inc. (Ñ)	38,449	1,029	Everest Re Group, Ltd.	686	150
Alstria Office REIT-AG(ö)	9,803	152	Extra Space Storage, Inc. (ö)	10,303	968
American Financial Group, Inc.	1,847	208	Fidelity National Information Services,	2,350	242
American Tower Corp. (ö)	372	55	Inc.
Ameris Bancorp	20,213	942	First Foundation, Inc. (Æ)	47,176	742
Apartment Investment & Management	10,426	445	Fiserv, Inc. (Æ)	3,354	253
Co. Class A(ö)			Fonciere Des Regions(ö)	3,450	359
Arthur J Gallagher & Co.	3,011	215	Foxtons Group PLC(Þ)	388,233	300
Assura PLC(ö)	364,484	271	Fulton Financial Corp.	51,406	892
Aviva PLC	61,807	405	Gecina SA(ö)	1,783	304
Axis Capital Holdings, Ltd. (Ñ)	2,638	149	GEO Group, Inc. (The)(ö)	30,097	779
Bank of Ireland Group PLC	125,969	1,081	Getty Realty Corp. (ö)	38,374	1,099
Banner Corp.	16,007	1,008	GGP, Inc. (Æ)(ö)	2,122	45
Barclays PLC	164,209	418	Goodman Group(ö)	70,670	505
Berkshire Hathaway, Inc. Class B(Æ)	1,638	324	GPT Group (The)(ö)	115,897	444
Big Yellow Group PLC(ö)	17,373	217	Gramercy Property Trust(ö)	18,732	513
BlackRock, Inc. Class A	97	49	Great Eastern Holdings, Ltd.	5,700	116
Boardwalk Real Estate Investment	16,917	595	Great-West Lifeco, Inc.	6,338	157
Trust(Ñ)(ö)			Guoco Group, Ltd. (Ñ)	32,000	527
BOC Aviation, Ltd. (Þ)	38,200	240	Hang Lung Properties, Ltd. - ADR	97,000	204
BR Malls Participacoes SA(Æ)	61,363	163	Hang Seng Bank, Ltd.	4,400	120
Brixmor Property Group, Inc. (ö)	39,218	693	Hanover Insurance Group, Inc. (The)	3,470	435
CA Immobilien Anlagen AG	5,298	185	Hartford Financial Services Group, Inc.	13,770	726
Capitol Federal Financial, Inc.	17,751	232	HomeStreet, Inc. (Æ)	47,360	1,402
Cedar Realty Trust, Inc. (ö)	110,387	525	Hopewell Holdings, Ltd.	67,000	237
Central Pacific Financial Corp.	26,832	739

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 375

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Host Hotels & Resorts, Inc. (ö)	46,107	965	Progressive Corp. (The)	4,477	269
HSBC Holdings PLC	56,254	539	Prologis, Inc. (ö)	13,667	897
IGM Financial, Inc.	5,049	152	Provident Financial Holdings, Inc.	3,394	63
Iguatemi Empresa de Shopping Centers	18,494	166	Realty Income Corp. (ö)	14,854	828
SA			Regency Centers Corp. (ö)	8,577	546
Immofinanz AG(Æ)	23,052	606	RenaissanceRe Holdings, Ltd.	16,860	2,224
Inmobiliaria Colonial Socimi SA(ö)	39,505	425	Retail Value, Inc. (Æ)(ö)	779	26
Intact Financial Corp.	4,083	311	Royal Bank of Canada - GDR	2,336	182
Interactive Brokers Group, Inc. Class A	23,427	1,402	Royal Bank of Scotland Group PLC(Æ)	414,546	1,388
Investors Bancorp, Inc.	29,709	372	Sabra Health Care REIT, Inc. (ö)	21,542	466
Investors Real Estate Trust(ö)	67,664	371	Safety Insurance Group, Inc.	2,438	223
Invincible Investment Corp. (ö)	578	255	Saul Centers, Inc. (Æ)	8,167	205
Invitation Homes, Inc. (ö)	27,611	638	SBA Communications Corp. (Æ)(ö)	669	106
ITE Group PLC	69,581	76	Sberbank of Russia PJSC Class T	249,540	858
Jack Henry & Associates, Inc.	2,492	336	Segro PLC(ö)	45,977	401
James River Group Holdings, Ltd.	2,870	119	Seritage Growth Properties(Ñ)(ö)	14,871	629
Kearny Financial Corp. (Þ)	30,256	434	Simon Property Group, Inc. (ö)	4,644	818
Kemper Corp.	14,572	1,163	Skandinaviska Enskilda Banken AB
Kennedy-Wilson Holdings, Inc.	55,674	1,164	Class A	14,699	157
Kilroy Realty Corp. (ö)	8,915	650	Sl Green Realty Corp. (Æ)	17,886	459
Klepierre SA - GDR(ö)	8,559	323	Solidere - GDR(Æ)(Š)	4,542	33
Ladder Capital Corp. Class A(ö)	47,528	760	Sompo Japan Nipponkoa Holdings, Inc.	20,294	825
Life Storage, Inc. (Æ)(ö)	4,025	386	Sprott, Inc.	361,835	837
Link Real Estate Investment Trust(ö)	93,000	922	St. Modwen Properties PLC	31,522	168
Lloyds Banking Group PLC	3,532,586	2,891	State Bank Financial Corp.	24,633	775
LondonMetric Property PLC(ö)	87,757	217	Sun Communities, Inc. (ö)	5,041	489
Longfor Properties Co. , Ltd.	80,500	227	Sun Hung Kai Properties, Ltd.	44,000	690
LSL Property Services PLC(Å)	186,908	637	Sunstone Hotel Investors, Inc. (ö)	17,110	278
Man Group PLC	64,215	146	Swire Properties, Ltd.	56,400	223
Marsh & McLennan Cos. , Inc.	3,487	291	Synchrony Financial	40,354	1,168
MasterCard, Inc. Class A	8,457	1,674	Taubman Centers, Inc. (ö)	2,355	146
MBIA, Inc. (Æ)(Ñ)	134,385	1,377	Territorial Bancorp, Inc.	5,191	158
McBride PLC(Æ)	72,794	135	TFS Financial Corp.	10,319	157
Meridian Bancorp, Inc.	41,812	765	Tokio Marine Holdings, Inc.	3,100	147
Merlin Properties SOCIMI SA(ö)	35,264	521	Tokyo Tatemono Co. , Ltd.	46,973	632
MGIC Investment Corp. (Æ)	73,819	921	Toronto Dominion Bank	2,806	166
Mitsubishi Estate Co. , Ltd.	17,500	304	Travelers Cos. , Inc. (The)	2,079	271
Mitsui Fudosan Co. , Ltd.	26,190	627	Turkiye Halk Bankasi AS	141,664	201
Monmouth Real Estate Investment Corp.	20,484	502	Two Harbors Investment Corp. (ö)	63,296	981
(Æ)			UBS Group AG(Æ)	2,998	49
Moscow Exchange MICEX-RTS PJSC	170,697	281	UDR, Inc. (ö)	24,120	928
MS&AD Insurance Group Holdings, Inc.	8,000	245	UMH Properties, Inc. (ö)	27,197	420
National Bank Holdings Corp. Class A	24,573	973	Unibail-Rodamco-Westfield(Æ)	1,143	254
New World Development Co. , Ltd.	265,000	377	UNITE Group PLC (The)(ö)	23,503	270
New York Community Bancorp, Inc.(Ñ)	4,776	51	United Community Banks, Inc.	18,103	544
NexPoint Residential Trust, Inc. (ö)	11,084	332	United Financial Bancorp, Inc.	64,959	1,137
Nomura Real Estate Holdings, Inc.	19,400	424	Uranium Participation Corp. (Å)(Æ)	285,739	971
Nordea Bank AB	16,872	179	Urban & Civic PLC	57,031	227
Northfield Bancorp, Inc.	47,053	784	VEREIT, Inc. (ö)	55,410	423
Northwest Bancshares, Inc. (Ñ)	9,858	178	VICI Properties, Inc. (ö)	11,635	237
Numis Corp. PLC	11,875	66	Visa, Inc. Class A	801	110
Old Republic International Corp.	6,277	134	Weingarten Realty Investors(ö)	15,696	474
Origin Bancorp, Inc.	10,960	445	Wells Fargo & Co.	81,306	4,659
Oritani Financial Corp.	13,504	216	Welltower, Inc. (ö)	15,396	964
Orix JREIT, Inc. (ö)	291	454	Workspace Group PLC(ö)	10,020	143
Oversea-Chinese Banking Corp. , Ltd.	12,199	104	XL Group, Ltd.	1,480	83
PAX Global Technology, Ltd.	1,343,000	647
PayPal Holdings, Inc. (Æ)	21,733	1,785			104,093
Peapack Gladstone Financial Corp.	7,133	235	Health Care - 3.1%
Popular, Inc.	34,937	1,734	Abbott Laboratories	23,221	1,522
ProAssurance Corp.	3,726	154	AbbVie, Inc.	4,856	448

See accompanying notes which are an integral part of this quarterly report.

376 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Abiomed, Inc. (Æ)	469	166	Steris PLC	3,864	442
Accuray, Inc. (Æ)	225,712	869	Stryker Corp.	2,465	402
Aetna, Inc.	543	102	Taisho Pharmaceutical Holdings Co. ,	4,400	498
Agilent Technologies, Inc.	2,655	175	Ltd.
Alexion Pharmaceuticals, Inc. (Æ)	419	56	Teleflex, Inc.	1,306	356
Align Technology, Inc. (Æ)	160	57	Thermo Fisher Scientific, Inc.	2,204	517
Allergan PLC	1,055	194	Toho Holdings Co. , Ltd.	17,200	423
Amgen, Inc.	1,310	257	Trinity Biotech PLC - ADR(Å)(Æ)	85,803	401
Anthem, Inc. (Æ)	286	72	TT electronics PLC	42,732	129
Baxter International, Inc.	5,619	407	UnitedHealth Group, Inc.	2,781	704
Bayer AG	11,888	1,324	Universal Health Services, Inc. Class B	425	52
Becton Dickinson and Co.	218	55	Varian Medical Systems, Inc. (Æ)	2,956	341
BeiGene, Ltd. - ADR(Æ)	6,343	1,203	WellCare Health Plans, Inc. (Æ)	263	70
Biogen, Inc. (Æ)	314	105	Zimmer Biomet Holdings, Inc.	420	53
BML, Inc.	36,500	914	Zoetis, Inc. Class A	945	82
Boston Scientific Corp. (Æ)	1,968	66			42,496
Bristol-Myers Squibb Co.	25,377	1,491
Cardinal Health, Inc.	526	26	Materials and Processing - 1.7%
Celgene Corp. (Æ)	637	57	Allegheny Technologies, Inc. (Æ)(Ñ)	65,332	1,815
Cerner Corp. (Æ)	832	52	Anglo American PLC	15,728	359
Charles River Laboratories International,	1,121	139	Barrick Gold Corp.	85,946	962
Inc. (Æ)			Bear Creek Mining Corp. (Å)(Æ)(Ñ)	86,010	121
Chr Hansen Holding A/S	10,728	1,111	Cameco Corp. Class A	211,487	2,283
Cigna Corp.	904	162	Carpenter Technology Corp.	8,073	442
Coloplast A/S Class B	6,726	734	Centerra Gold, Inc. (Æ)	103,595	471
Cooper Cos. , Inc. (The)	146	38	DS Smith PLC Class F	20,089	133
Dentsply Sirona, Inc. (Ñ)	2,750	132	Dundee Precious Metals, Inc. (Æ)(Þ)	128,050	304
Edwards Lifesciences Corp. (Æ)	351	50	Elematec Corp.	6,000	141
Eli Lilly & Co.	4,568	451	Essentra PLC	31,722	200
Fresenius Medical Care AG & Co.	2,841	278	Gabriel Resources, Ltd. (Å)(Æ)	2,112,791	585
Fresenius SE & Co. KGaA	3,470	268	Getlink SE	24,724	327
Genmab A/S(Æ)	7,224	1,238	Gold Fields, Ltd. - ADR	84,884	311
Gilead Sciences, Inc.	1,703	133	Goldcorp, Inc.	26,630	333
GlaxoSmithKline PLC - ADR	81,072	1,682	Haynes International, Inc.	22,501	955
Henry Schein, Inc. (Æ)	3,864	307	Impala Platinum Holdings, Ltd. (Æ)	456,082	677
Hill-Rom Holdings, Inc.	3,800	358	International Tower Hill Mines, Ltd.(Æ)	72,849	35
Hologic, Inc. (Æ)	953	41	Ivanhoe Mines, Ltd. Class A(Æ)	97,282	194
Humana, Inc.	181	57	Kinross Gold Corp. (Æ)	148,348	534
Illumina, Inc. (Æ)	201	65	Landec Corp. (Æ)	11,965	168
Intuitive Surgical, Inc. (Æ)	176	89	Lundin Gold, Inc. (Å)(Æ)(Ñ)	160,436	617
Johnson & Johnson	40,074	5,312	MHP SE - GDR(Å)	64,367	808
Laboratory Corp. of America	2,233	392	Mosaic Co. (The)	18,224	549
Holdings(Æ)			New Gold, Inc. (Æ)(Ñ)	502,805	629
Lantheus Holdings, Inc. (Æ)	32,946	476	Newcrest Mining, Ltd.	134,960	2,165
LifePoint Health, Inc. (Æ)	2,500	162	NexGen Energy, Ltd. (Æ)(Ñ)	482,422	983
McKesson Corp.	337	42	Nitto FC Co. , Ltd.	38,000	268
Medtronic PLC	5,269	475	Northern Dynasty Minerals, Ltd.(Æ)(Ñ)	211,334	129
Merck & Co. , Inc.	4,558	300	Novagold Resources, Inc. (Æ)(Ñ)	82,345	355
Merck KGaA	1,801	185	OHL Mexico SAB de CV(Þ)	40,538	59
Millennium Health LLC(Å)(Æ)	2,491	—	Rio Tinto PLC	6,547	362
Novartis AG	31,079	2,609	Safestore Holdings PLC(ö)	29,946	220
Owens & Minor, Inc.	10,178	192	Schweitzer-Mauduit International, Inc.	7,461	310
Patterson Cos. , Inc.	2,920	72	Seabridge Gold, Inc. (Æ)(Ñ)	59,817	698
PerkinElmer, Inc.	4,659	369	Siemens AG	363	51
Pfizer, Inc.	136,974	5,470	SIG PLC - ADR	80,561	128
Protek PJSC(Å)	123,101	166	Smart Sand, Inc. (Æ)(Ñ)	74,311	431
Quest Diagnostics, Inc.	3,475	374	Sonoco Products Co.	1,303	73
Regeneron Pharmaceuticals, Inc. (Æ)	184	68	Tahoe Resources, Inc. (Æ)	72,795	327
ResMed, Inc. (Ñ)	2,199	233	Tikkurila OYJ(Þ)	32,426	596
Roche Holding AG	7,393	1,814	Travis Perkins PLC	36,332	571
Sanofi - ADR	27,201	2,364	Turquoise Hill Resources, Ltd. (Æ)	283,581	786

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 377

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wheaton Precious Metals Corp.	64,443	1,349	Mitsui & Co. , Ltd.	87,600	1,468
		23,814	Modec, Inc.	1,700	47
			MTR Corp. , Ltd.	36,000	202
Producer Durables - 3.4%			National Express Group PLC	23,421	124
3M Co.	2,021	429	Nestle SA	23,817	1,941
ABB, Ltd.	13,665	314	Norfolk Southern Corp.	1,150	194
Accenture PLC Class A	2,589	413	Organo Corp.	16,400	428
Acciona SA(Ñ)	2,186	188	Orion Group Holdings, Inc. (Æ)(Þ)	103,580	950
Aena SA(Þ)	3,068	557	Orkla ASA	136,606	1,155
Aeroports de Paris	569	127	QinetiQ Group PLC	108,333	385
Andritz AG	14,063	798	Raytheon Co.	1,737	344
Ardmore Shipping Corp. (Æ)(Þ)	147,852	998	Real Alloy(Å)(Æ)(Š)	42	1,516
Ascential PLC	22,892	126	Republic Services, Inc. Class A(Ñ)	4,117	298
Atlantia SpA	13,382	397	Restaurant Group (The) PLC	77,112	268
Auckland International Airport, Ltd.(Þ)	56,968	259	Rockwell Automation, Inc.	1,203	226
Aurizon Holdings, Ltd.	36,120	122	Rumo SA(Æ)	38,822	154
BAE Systems PLC	140,006	1,199	Scorpio Tankers, Inc. (Ñ)	298,047	641
Boeing Co. (The)	873	311	Secom Joshinetsu Co. , Ltd.	3,202	100
Bureau Veritas SA	25,013	644	ServiceSource International, Inc. (Æ)	61,918	217
Central Japan Railway Co.	300	62	SIA Engineering Co. , Ltd.	99,700	218
CH Robinson Worldwide, Inc.	2,819	260	Singapore Airlines, Ltd. (Æ)	26,900	195
CK Infrastructure Holdings, Ltd.	23,000	171	Skanska AB Class B	12,616	238
Convergys Corp.	6,164	152	Speedy Hire	93,164	73
Covanta Holding Corp.	46,630	839	Spirit Airlines, Inc. (Æ)(Ñ)	21,158	919
Daiseki Co. , Ltd.	16,700	458	StealthGas, Inc. (Æ)(Þ)	114,597	424
Danaher Corp.	4,264	437	Sydney Airport	19,570	103
Danone SA	13,736	1,079	Team, Inc. (Æ)(Ñ)	24,433	533
De La Rue PLC	17,803	118	Tecnicas Reunidas SA(Ñ)	4,288	145
Diana Shipping, Inc. (Æ)(Ñ)	107,054	482	Transurban Group - ADR(Æ)	24,964	217
Ebara Corp.	24,400	743	Tsakos Energy Navigation, Ltd. (Ñ)	117,590	412
Eiffage SA	1,879	210	Tutor Perini Corp. (Æ)(Ñ)	71,698	1,326
Emerson Electric Co.	4,441	321	Union Pacific Corp.	1,975	296
Flughafen Zurich AG	1,978	414	United Technologies Corp.	2,922	397
Fraport AG Frankfurt Airport Services	2,350	235	Vinci SA	1,947	196
Worldwide			Waste Management, Inc.	3,517	317
FreightCar America, Inc.	74,807	1,370	Waters Corp. (Æ)(Ñ)	1,654	326
GEA Group AG	34,196	1,335	West Japan Railway Co.	5,200	363
Generac Holdings, Inc. (Æ)	20,664	1,111	Wirecard AG	1,575	294
Genpact, Ltd.	2,322	71	YRC Worldwide, Inc. (Æ)	82,152	800
Great Lakes Dredge & Dock Corp.(Æ)	161,541	872			46,130
Grupo Aeroportuario del Pacifico SAB de	1,927	182
Guangshen CV - ADR Railway Co. , Ltd. Class H	814,000	418	Technology - 3.4%
Honeywell International, Inc.	3,286	525	Acacia Communications, Inc. (Æ)	11,551	371
ICF International, Inc.	14,439	1,063	Aerohive Networks, Inc. (Æ)	68,453	274
IHS Markit, Ltd. (Æ)	26,877	1,425	Alibaba Group Holding, Ltd. - ADR(Æ)	9,531	1,784
Japan Steel Works, Ltd. (The)	10,600	261	Alphabet, Inc. Class A(Æ)	5,895	7,234
Jiangsu Expressway Co. , Ltd. Class H	72,000	87	Alphabet, Inc. Class C(Æ)	45	55
Kaman Corp. Class A	1,138	75	Amdocs, Ltd.	3,977	269
Kamigumi Co. , Ltd.	18,500	387	Amphenol Corp. Class A	3,850	360
KBR, Inc.	91,143	1,821	Apple, Inc.	6,041	1,150
Kitagawa Industries Co. , Ltd. (Å)	27,431	363	Atos SE	872	117
Koninklijke Vopak NV	1,759	83	Autodesk, Inc. (Æ)	6,863	881
Kurita Water Industries, Ltd.	3,800	111	Avnet, Inc.	13,331	585
Lockheed Martin Corp.	815	266	AVX Corp.	10,894	226
Lookers PLC(Þ)	231,053	318	Baidu, Inc. - ADR(Æ)	5,334	1,318
Luks Group Vietnam Holdings Co. , Ltd.			BCE, Inc.	5,714	243
(Å)	390,000	122	CA, Inc.	7,819	346
Meggitt PLC	122,658	917	Cisco Systems, Inc.	14,339	606
Melrose Industries PLC(Æ)	59,917	170	CommVault Systems, Inc. (Æ)	5,741	373
Mitsubishi Corp.	52,400	1,464	Cosel Co. , Ltd.	27,939	331
			Diebold Nixdorf, Inc.	49,520	562

See accompanying notes which are an integral part of this quarterly report.

378 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ei Towers SpA	2,160	144	Avista Corp.	4,826	244
Electrocomponents PLC	49,254	464	Beijing Enterprises Holdings, Ltd.	16,000	78
Facebook, Inc. Class A(Æ)	16,310	2,815	Brookfield Infrastructure Partners, LP	1,953	80
Hanergy Thin Film Power Group, Ltd.	205,123	102	Canadian Natural Resources, Ltd.	11,275	414
(Æ)(Š)			CenterPoint Energy, Inc.	6,064	173
Icom, Inc.	16,143	392	Centrais Eletricas Brasileiras SA(Æ)	369,671	1,701
Infosys, Ltd. - ADR	89,749	1,811	Chemring Group PLC	36,746	110
Infrastrutture Wireless Italiane SpA(Þ)	19,442	159	Cheniere Energy, Inc. (Æ)	5,639	358
Intel Corp.	11,154	537	China Mobile, Ltd.	104,500	945
International Business Machines Corp.	2,174	315	China Telecom Corp. , Ltd. Class H	682,000	322
KEYW Holding Corp. (The)(Æ)(Ñ)	42,648	378	Chubu Electric Power Co. , Inc.	3,700	57
Liberty Latin America, Ltd. Class A(Æ)	47,492	906	Chugoku Electric Power Co. , Inc. (The)	24,500	322
Manhattan Associates, Inc. (Æ)	30,197	1,453	Cia de Saneamento Basico do Estado de
Microchip Technology, Inc.	1,400	131	Sao Paulo(Æ)	12,217	81
Microsoft Corp.	11,779	1,250	CLP Holdings, Ltd.	37,500	429
Moneysupermarket. com Group PLC	28,098	116	CMS Energy Corp.	6,146	297
NEC Corp.	7,000	194	Consolidated Edison, Inc.	1,016	80
NeoPhotonics Corp. (Æ)(Ñ)	131,172	836	Delek Energy Systems, Ltd.	271	93
NetScout Systems, Inc. (Æ)	7,793	209	Dominion Energy, Inc.	5,353	384
NTT DOCOMO, Inc.	10,200	262	DTE Energy Co.	1,259	137
NVC Lighting Holdings, Ltd.	1,824,427	158	Duke Energy Corp.	3,926	320
OneSpan, Inc. (Æ)	19,771	322	E. ON SE	19,544	220
Ooma, Inc. (Æ)	29,243	471	Edison International	4,748	316
Oracle Corp.	100,269	4,781	El Paso Electric Co.	8,314	518
QAD, Inc. Class A	12,604	628	Electric Power Development Co. , Ltd.	2,200	60
QUALCOMM, Inc.	3,560	228	Electricite de France SA	144,455	2,162
Quantenna Communications, Inc. (Æ)	20,558	327	Enbridge Income Fund Holdings, Inc.	14,392	360
Ribbon Communications, Inc. (Æ)	74,617	506	Enbridge, Inc.	22,652	805
Rogers Communications, Inc. Class B	8,792	448	Endesa SA - ADR	11,541	267
SAMCO, Inc.	5,800	63	Enel SpA	55,309	308
SDL PLC	11,436	76	Energias de Portugal SA	60,210	246
ServiceNow, Inc. (Æ)	6,404	1,127	Engie SA	52,237	843
SES SA	9,980	199	Entergy Corp.	2,144	174
Silverlake Axis, Ltd.	533,461	200	Evergy, Inc.	8,769	492
Singapore Telecommunications, Ltd.	1,000,866	2,364	Eversource Energy(Æ)	1,839	112
Sparton Corp. (Æ)	6,910	103	EVN AG	6,525	130
Splunk, Inc. (Æ)	5,722	550	Exelon Corp.	49,231	2,093
StarHub, Ltd.	150,700	191	Extraction Oil & Gas, Inc. (Æ)(Ñ)	27,624	417
Synopsys, Inc. (Æ)	2,860	256	Federal Grid PJSC	450,064,935	1,228
Texas Instruments, Inc.	3,359	374	FirstEnergy Corp.	6,020	213
Transcosmos, Inc.	20,300	524	Fortis, Inc.	1,719	57
Vodafone Group PLC	866,938	2,116	Fortum OYJ	8,913	224
VTech Holdings, Ltd.	17,821	200	Freenet AG	10,018	287
Xilinx, Inc.	1,297	93	Guangdong Investment, Ltd.	37,039	64
Yahoo! Japan Corp. (Ñ)	302,200	1,150	Hawaiian Electric Industries, Inc.	8,269	291
		47,014	Hera SpA	56,052	186
			Hess Midstream Partners, LP	2,476	55
Utilities - 3.1%			HighPoint Resources Corp. (Æ)	177,509	1,161
A2A SpA	102,782	189	Hiroshima Gas Co. , Ltd.	14,600	50
ACEA SpA	8,627	136	HK Electric Investments & HK Electric	184,500	188
AES Corp.	4,376	58	Investments, Ltd. (Þ)
ALLETE, Inc.	8,964	695	Hokkaido Electric Power Co. , Inc.	7,000	45
Alliant Energy Corp.	8,881	381	Hokkaido Gas Co. , Ltd.	18,000	50
Ameren Corp.	1,853	115	Hokuriku Electric Power Co. (Æ)	4,800	50
American Electric Power Co. , Inc.	1,837	131	Hong Kong & China Gas Co. , Ltd.	34,000	69
American Water Works Co. , Inc.	3,254	287	Iberdrola SA	45,957	357
Antero Midstream GP LP(Ñ)	8,750	168	Idacorp, Inc.	1,051	99
Aqua America, Inc.	4,691	173	Inpex Corp.	15,200	167
AT&T, Inc.	12,666	405	Inter Pipeline, Ltd.	17,250	329
Atmos Energy Corp.	1,668	153	Italgas SpA	26,467	152
Avangrid, Inc.	1,442	72	Kansai Electric Power Co. , Inc. (The)	5,100	73

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 379

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
KDDI Corp.	10,000	279			42,431
Keyera Corp.	12,659	366
KT Corp.	11,342	289	Total Common Stocks
KT Corp. - ADR	119,887	1,642	(cost $355,116)		379,096
Kyushu Electric Power Co. , Inc.	5,100	60	Preferred Stocks - 2.7%
MDU Resources Group, Inc. (Ñ)	3,093	90	Consumer Discretionary - 0.2%
MEG Energy Corp. Class A(Æ)	163,093	1,063	CHS, Inc.
MPLX LP	3,715	135	7.500% due 01/21/25(¢)	28,870	804
National Fuel Gas Co.	1,206	65	GMAC Capital Trust I
National Grid PLC	13,180	141	8.099% due 02/15/40	64,860	1,723
NextEra Energy, Inc.	5,217	874			2,527
NiSource, Inc.	10,306	270	Consumer Staples - 0.0%
Northland Power, Inc.	8,599	157	Dairy Farmers of America, Inc.
Northwest Natural Gas Co.	1,053	69	7.875% due 12/01/25(¢)	8,600	906
NorthWestern Corp.	8,485	503
NRG Energy, Inc.	1,638	52	Energy - 0.0%
OGE Energy Corp.	10,408	377	Southern Co. (The)
Orsted A/S(Þ)	2,749	170	6.250% due 10/15/75	27,443	715
Osaka Gas Co. , Ltd.	3,000	58
Pattern Energy Group, Inc. Class A(Ñ)	13,367	248	Financial Services - 2.2%
PCCW, Ltd.	555,000	324	American Financial Group, Inc.
Pembina Pipeline Corp.	20,994	755	6.000% due 11/15/55	24,091	610
PG&E Corp.	4,785	206	American Homes 4 Rent
Pinnacle West Capital Corp.	3,439	277	6.500% due 5/24/21(¢)	50,940	1,328
PNM Resources, Inc.	9,856	388	Apollo Global Management LLC
Portland General Electric Co.	13,190	598	6.375% due 03/15/23(¢)	27,583	690
Power Assets Holdings, Ltd.	27,000	190	Ares Management, LP
PPL Corp.	49,163	1,414	7.000% due 06/30/21(¢)	18,331	491
Proximus	4,604	113	Bank of America Corp.
Public Service Enterprise Group, Inc.	4,279	221	5.875% due 7/24/23(¢)	93,753	3,160
Resolute Energy Corp. (Æ)(Ñ)	12,908	397	BB&T Corp.

RusHydro PJSC	141,646,899	1,539	5.850% due 11/01/18(¢)	20,509	528
RWE AG	2,608	68	Berkley (WR) Corp.

Sempra Energy Co. , Ltd.	1,900	103	5.700% due 03/30/58	20,000	494
Sempra Energy	894	50	Centaur Funding Corp.

Shikoku Electric . Power , Co. , Inc.	15,100	202	9.080% due 04/21/20	622	690
Shizuoka Gas Co. Ltd.	5,200	48	Citigroup, Inc.

Southern Co. (The)	40,079	166	6.300% due 02/12/21(¢)	9,111	240
Snam Rete Gas SpA	3,420	172
Southwest Gas Holdings, Inc.	2,020	158	CoBank ACB
Spark Infrastructure Group	119,360	204	6.250% due 10/01/22(¢)	9,800	1,019
Spire, Inc.	1,855	133	Colony NorthStar, Inc.
Suez Environnement Co.	13,200	187	8.750% due 05/15/19(¢)	24,430	607
Telekom Austria AG - ADR(Æ)	15,635	136	DDR Corp.
Telia Co. AB	48,367	233	6.500% due 10/10/18(¢)	34,633	858
TELUS Corp.	5,439	199	Digital Realty Trust, Inc.
Terna Rete Elettrica Nazionale SpA	24,867	139	5.875% due 10/10/18(¢)	15,000	379
Toho Gas Co. , Ltd.	1,000	34	Farm Credit Bank of Texas
Tohoku Electric Power Co. , Inc.	5,800	74	10.000% due 12/15/20(¢)	20,696	2,318
Tokyo Gas Co. , Ltd.	2,000	49	Global Net Lease, Inc.
TransCanada Corp.	2,402	108	7.250% due 09/12/22(¢)	16,600	419
UGI Corp.	1,878	100	Hanover Insurance Group, Inc. (The)
United Utilities Group PLC	18,176	171	6.350% due 03/30/53	27,289	693
Vectren Corp.	1,365	98	Kimco Realty Corp.
Veolia Environnement SA	10,802	247	5.625% due 09/28/18 (¢)	15,500	379
Verbund AG Class A	4,449	175	KKR & Co. , Inc.
Vistra Energy Corp. (Æ)	2,301	52	6.500% due 9/15/21(¢)	12,614	336
WEC Energy Group, Inc. (Æ)	10,514	697	Legg Mason, Inc.
WildHorse Resource Development Corp.	8,115	178	5.450% due 09/15/56	25,101	637
(Æ)
Xcel Energy, Inc.	8,823	414	MetLife, Inc.

See accompanying notes which are an integral part of this quarterly report.

380 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
5.625% due 06/15/23(¢)	15,997	407	SCE Trust V
Morgan Stanley			5.450% due 03/15/26(¢)		11,681		297
6.875% due 01/15/24(¢)	42,975	1,144	Southern Co. (The)
National Retail Properties, Inc.			5.250% due 12/01/77		11,000		270
5.700% due 10/10/18(¢)	25,623	647					3,171
National Storage Affiliates Trust			Total Preferred Stocks
6.000% due 10/11/22(¢)	23,364	584	(cost $37,116)				37,173
PartnerRe, Ltd.
6.500% due 04/29/21(¢)	46,175	1,193	Options Purchased - 1.4%
PS Business Parks, Inc.			(Number of Contracts)
5.700% due 10/10/18(¢)	30,465	763	Fannie Mae Bonds
QTS Realty Trust, Inc.			JPMorgan Chase Aug 2018 96.78
			Call (91,000,000)	USD	91,000	(ÿ)	46
7.125% due 3/15/23(¢)	10,082	257	JPMorgan Chase Aug 2018 99.41
Reinsurance Group of America, Inc.			Call (20,000,000)	USD	20,000	(ÿ)	9
5.750% due 06/15/56	13,350	345	S&P 500 Index
RenaissanceRe Holdings, Ltd.			Merrill Lynch Sep 2018 2,725.00
5.750% due 06/30/23(¢)	23,700	601	Call (1,647)	USD	448,808	(ÿ)	18,989
Rexford Industrial Realty, Inc.			Swaptions
5.875% due 8/16/21(¢)	25,415	625	(Counterparty, Fund Receives/Fund
			Pays, Notional, Termination Date)
STAG Industrial, Inc.			(Barclays, USD 2.845%/USD 3 Month
6.875% due 03/17/21(¢)	7,037	183	LIBOR, USD 15,443, 08/29/28)
Summit Hotel Properties, Inc.			JPMorgan Chase Aug 2018 0.00		15,443	(ÿ)	10
6.250% due 11/13/22(¢)	21,490	512	Call (1)
Sunstone Hotel Investors, Inc.			(Citigroup, USD 2.826%/USD 3 Month
			LIBOR, USD 7,721,08/07/28)
6.450% due 5/17/21(¢)	42,841	1,102	JPMorgan Chase Aug 2018 0.00				—
Synovus Financial Corp.			Call (1)		7,721	(ÿ)
6.300% due 06/21/23(¢)	21,800	564	(Citigroup, USD 2.860%/USD 3 Month
Taubman Centers, Inc.			LIBOR, USD 15,443, 08/14/28)
6.250% due 10/10/18(¢)	6,766	169	JPMorgan Chase Aug 2018 0.00		15,443	(ÿ)	4
			Call (1)
TCF Financial Corp.			(Citigroup, USD 2.960%/USD 3 Month
5.700% due 12/01/22(¢)	14,979	372	LIBOR, USD 10,295, 09/06/28)
UMH Properties, Inc.			JPMorgan Chase Sep 2018 0.00		10,295	(ÿ)	30
6.750% due 07/26/22(¢)	10,600	272	Call (1)
			(Goldman Sachs, USD 2.835%/USD 3
Unum Group
6.250%due 06/15/58	23,500	592	Month LIBOR, USD 136,759, 08/21/28)
			JPMorgan Chase Aug 2018 0.00				51
Validus Holdings, Ltd.			Call (1)		136,758	(ÿ)
5.800% due 06/21/22(¢)	28,613	734	(Goldman Sachs, USD 2.948%/USD 3
Valley National Bancorp			Month LIBOR, USD 15,443, 08/30/28)
5.500% due 09/30/22(¢)	17,950	461	JPMorgan Chase Aug 2018 0.00		15,443	(ÿ)	39
			Call (1)
VEREIT, Inc.			(Morgan Stanley, USD 2.745%/USD 3
6.700% due 1/3/19(¢)	31,172	794	Month LIBOR, USD 7,699, 08/30/28)
Wells Fargo & Co.			JPMorgan Chase Aug 2018 0.00		7,699	(ÿ)	2
5.625% due 06/15/22(¢)	45,763	1,163	Call (1)
WR Berkley Corp.			(Morgan Stanley, USD 2.890%/USD 3
			Month LIBOR, USD 10,295, 09/25/28)
5.750% due 06/01/56	19,880	494	JPMorgan Chase Sep 2018 0.00		10,295	(ÿ)	27
		29,854	Call (1)
Utilities - 0.2%			(Morgan Stanley, USD 2.913%/USD 3
AT&T, Inc.			Month LIBOR, USD 20,590, 08/02/28)
5.625% due 08/01/67	14,550	358	JPMorgan Chase Jul 2018 0.00		20,590	(ÿ)	—
			Call (1)
Enbridge Inc.			(Barclays, CDX NA High Yield Index/
6.375% due 04/15/78	35,943	917	USD 5.000%, USD, 9,650, 06/20/23)
Integrys Holding, Inc.			Barclays Sep 2018 0.00 Put (1)		9,650	(ÿ)	5
6.000% due 08/01/73	27,200	714	(Barclays, USD 3 Month LIBOR/USD
PPL Capital Funding, Inc.			3.020%, USD 15,443, 08/29/28)
5.900% due 04/30/73	10,725	269	JPMorgan Chase Aug 2018 0.00		15,443	(ÿ)	84
			Put (1)
RWE AG			(BNP Paribas, CDX NA High Yield
8.371% (Ÿ)	2,692	57	Index/USD 5.000%, USD, 4,800,
SCE Trust IV			06/20/23)
5.375% due 09/15/25(¢)	11,283	289	BNP Paribas Oct 2018 0.00 Put (1)		4,800	(ÿ)	11

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 381

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal		Fair
	Amount ($)			Value		Amount ($)		Value
		or Shares		$		or Shares		$
(Citigroup, USD 3 Month LIBOR/USD					Scorpio Tankers, Inc.
3.000%, USD 15,443, 08/14/28)					2.375% due 07/01/19 (Þ)	858		827
JPMorgan Chase Aug 2018 0.00		15,443	(ÿ)	77	Spirit Realty Capital, Inc.
Put (1)					2.875% due 05/15/19	1,401		1,388
(Citigroup, USD 3 Month LIBOR/USD
3.120%, JPMorgan USD 10,295, 09/06/28)					Titan Machinery, Inc.
JPMorgan Chase Sep 2018 0.00					3.750% due 05/01/19	504		497
Put (1)		10,295	(ÿ)	30	U. S. Cash Management Fund(@)	100,526,131	(8)	100,536
(Goldman Sachs, USD 3 Month LIBOR/					United States Treasury Bills
USD 3.103%, USD 15,443, 08/30/28)					0.950% due 08/02/18 (ç)(~)	22		22
JPMorgan Chase Aug 2018 0.00		15,443	(ÿ)	39	1.679% due 08/09/18 (ç)(~)	3,841		3,839
Put (1)					1.794% due 08/16/18 (ç)(~)	925		924
Total Options Purchased					1.853% due 08/23/18 (ç)(~)	735		734
(cost $15,768)				19,453	1.876% due 09/06/18 (ç)(~)	810		808
					1.876% due 09/06/18 (~)	2,030		2,026
Warrants & Rights - 0.0%					1.893% due 09/13/18 (ç)(~)	1,286		1,283
Warrants and Rights - 0.0%					1.896% due 09/20/18 (~)	500		499
DS Smith PLC					1.896% due 09/20/18 (ç)(~)	423		422
2018 Rights(Æ)		5,478		11	1.936% due 10/04/18 (~)	2,200		2,193
					1.936% due 10/04/18 (~)	180		179
Total Warrants & Rights					1.961% due 10/11/18 (~)	287		286
(cost $—)				11	1.970% due 10/18/18 (~)	1,167		1,162
Short-Term Investments - 10.7%					1.988% due 10/25/18 (~)	414		412
Ares Capital Corporation					2.043% due 11/15/18 (~)	2,600		2,585
4.375% due 01/15/19		1,300		1,304	2.153% due 01/03/19 (~)	7,100		7,036
Canadian Solar, Inc.					VEREIT, Inc.
4.250% due 02/15/19		310		299	3.000% due 08/01/18	1,184		1,184
Charming Charlie, Inc. Term Loan					Vipshop Holdings, Ltd.
2.500% due 05/15/19 (Å)(Ê)		80		72	1.500% due 03/15/19	421		415
Clean Energy Fuels Corp.					Web. com Group, Inc.
5.250% due 10/01/18 (Þ)		645		645	1.000% due 08/15/18	1,174		1,172
Colombian TES					Yandex NV
Series B					1.125% due 12/15/18	787		778
5.000% due 11/21/18	COP	13,170,000		4,563	Total Short-Term Investments
EZCORP, Inc.
2.125% due 06/15/19		715		711	(cost $148,599)			147,499
Golden Ocean Group, Ltd.					Other Securities - 2.2%
3.070% due 01/30/19		600		593	U. S. Cash Collateral Fund(×)(@)	30,230,343	(8)	30,230
GSV Capital Corp.					Total Other Securities
5.250% due 09/15/18		350		351	(cost $30,230)			30,230
HCI Group, Inc.					Total Investments 103.7%
3.875% due 03/15/19		611		608	(identified cost $1,407,352)			1,425,453
Hungary Government Bond
Series 19/A					Other Assets and Liabilities,
6.500% due 06/24/19	HUF	710,210		2,727	Net - (3.7%)			(50,254)
Macquarie Infrastructure Corp.
2.875% due 07/15/19		1,294		1,283	Net Assets - 100.0%			1,375,199
Navistar International Corp.
4.500% due 10/15/18		932		933
4.750% due 04/15/19		240		248
New Mountain Finance Corp.
5.000% due 06/15/19		892		910
NRG Yield, Inc.
3.500% due 02/01/19 (Þ)		454		454
Real Alloy Holding, Inc.
10.000% due 01/15/19 (Å)(Š)		1,099		—
Republic of Argentina Government
International Bond
21.200% due 09/19/18	ARS	800		31
35.842% due 03/11/19 (Ê)	ARS	410		15
Resource Capital Corp.
6.000% due 12/01/18		460		471
Restoration Hardware
0.000% due 06/15/19 (Þ)		60		74

See accompanying notes which are an integral part of this quarterly report.

382 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.9%
Bear Creek Mining Corp.	09/27/17	CAD	86,010	1.82	157	121
Charming Charlie, Inc.	04/24/18		1,147,677	—	12	—
Charming Charlie, Inc. Term Loan	04/24/18		80,018	100.00	80	72
Charming Charlie, Inc. Term Loan A	07/24/18		101,286	90.12	91	76
Charming Charlie, Inc. Term Loan B	07/24/18		122,757	77.19	95	80
Dundee Corp.	05/19/17	CAD	76,387	2.45	187	86
Gabriel Resources, Ltd.	09/19/16	CAD	2,112,791	0.43	901	585
Kitagawa Industries Co. , Ltd.	09/26/16	JPY	27,431	10.39	285	363
LSL Property Services PLC	06/07/17	GBP	186,908	3.04	568	637
Luks Group Vietnam Holdings Co. , Ltd.	04/11/16	HKD	390,000	0.34	132	122
Lundin Gold, Inc.	08/24/17	CAD	160,436	4.18	670	617
MHP SE	04/15/16		64,367	9.50	612	808
Millennium Health LLC	12/21/15		2,491	7.27	18	—
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17		300,000	71.82	215	228
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		586,000	83.11	487	485
Morgan Stanley Capital I Trust	07/26/17		653,000	87.28	570	558
Morgan Stanley Capital I Trust	08/21/17		586,000	87.42	512	507
Opal Acquisition, Inc.	09/22/17		2,988,000	93.84	2,804	2,958
Patterson Co. 2nd Lien Term Loan	08/14/15		590,000	99.00	584	561
Protek PJSC	04/12/16	RUB	123,101	1.61	198	166
Real Alloy	05/31/18		42	35,878.00	1,489	1,516
Real Alloy Holding, Inc.	08/01/16		1,099,000	—	1,102	—
Trinity Biotech PLC	06/04/18		85,803	5.24	450	401
UBS-Barclays Commercial Mortgage Trust	10/18/17		158,000	69.66	110	112
Uranium Participation Corp.	09/22/17	CAD	285,739	2.92	834	971
						12,030
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 383

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl	USD 1 Month LIBOR	3.000
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	2.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Alliant Holdings Intermediate, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American International Group, Inc.	USD 3 Month LIBOR	2.868
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
	USD Swap Semiannual 30/360 (versus 3 Month
Aquarius + Investments PLC	LIBOR) 5 Year Rate	5.210
Aramark Services, Inc. Term Loan B1	USD 3 Month LIBOR	1.750
Aristocrat International, Pty, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	1.750
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
Assurant, Inc.	USD 3 Month LIBOR	4.135
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC 2nd Lien Term Loan	USD 1 Month LIBOR	6.500
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
AT Securities BV	LIBOR) 5 Year Rate	3.546
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bank of America Corp.	USD 3 Month LIBOR	4.174
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	0.780
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	0.940
	U. S. Treasury Yield Curve Rate T Note Constant
Bank of Ireland Group PLC	Maturity 5 Year	2.500
	USD Swap Semiannual 30/360 (versus 3 Month
Barclays PLC	LIBOR) 5 Year Rate	6.772
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Week LIBOR	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.093
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	4.971
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
BNP Paribas SA	USD 3 Month LIBOR	1.290
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	5.150

See accompanying notes which are an integral part of this quarterly report.

384 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	6.314
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC (The) 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charles Schwab Corp. (The)	USD 3 Month LIBOR	4.820
Charming Charlie, Inc. Term Loan	USD 3 Month LIBOR	3.500
Charming Charlie, Inc. Term Loan A	USD 1 Month LIBOR	2.000
Charming Charlie, Inc. Term Loan B	USD 3 Month LIBOR	1.000
Charter Communications, Inc.	USD 1 Month LIBOR	2.000
Citigroup, Inc.	USD 3 Month LIBOR	4.230
Citigroup, Inc.	USD 3 Month LIBOR	4.478
Citigroup, Inc.	USD 3 Month LIBOR	4.517
CityCenter Holdings, LLC Term Loan B	USD 1 Month LIBOR	2.250
ClubCorp Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CoBank ACB	USD 3 Month LIBOR	4.660
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. Term Loan B1	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
Coty, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
CPM Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
	U. S. Treasury Yield Curve Rate T Note Constant
CRCC Yupeng, Ltd.	Maturity 5 Year	7.251
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	6.185
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	4.600
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	5.108
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.660
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.680
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	4.560
	USD Swap Semiannual 30/360 (versus 3 Month
Danske Bank A/S	LIBOR) 7 Year Rate	3.896
	U. S. Treasury Yield Curve Rate T Note Constant
Danske Bank A/S	Maturity 7 Year	4.130
Delek US Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 385

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Dexko Global, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Diamond US Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.250
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	4.075
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	10.160
DPABS Trust	USD 3 Month LIBOR	1.250
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	1.750
	USD Swap Semiannual 30/360 (versus 3 Month
Electricite de France SA	LIBOR) 10 Year Rate	3.709
Emera, Inc.	USD 3 Month LIBOR	5.440
Enbridge, Inc.	USD 3 Month LIBOR	3.641
Enbridge, Inc.	USD 3 Month LIBOR	3.890
	USD Swap Semiannual 30/360 (versus 3 Month
Enel SpA	LIBOR) 5 Year Rate	5.880
Energy Solutions LLC Term Loan B	USD 3 Month LIBOR	3.750
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Evergreen Skills Lux Sarl 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Evergreen Skills Lux Sarl 2nd Lien Term Loan	USD 1 Month LIBOR	8.250
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.400

See accompanying notes which are an integral part of this quarterly report.

386 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Fort Dearborn Co. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.650
Fukoku Mutual Life Insurance Co.	USD 3 Month LIBOR	4.370
FullBeauty Brands Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
General Electric Co.	USD 3 Month LIBOR	3.330
Genoa, a QoL Healthcare Co. LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.250
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.433
Ginnie Mae	USD 1 Month LIBOR	6.800
Ginnie Mae	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.690
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.550
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
Granite Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Granite Acquisition, Inc. Term Loan C	USD 3 Month LIBOR	3.500
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 3 Month LIBOR	3.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 387

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	1.750
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Hanwha Life Insurance Co. , Ltd.	Maturity 5 Year	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	1.875
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HSBC Capital Funding, LP	USD 3 Month LIBOR	4.980
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	5.514
	U. S. Treasury Yield Curve Rate T Note Constant
Huaneng Hong Kong Capital, Ltd.	Maturity 5 Year	6.596
Hyland Software, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Impala Private Holdings II LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
ING Groep NV	LIBOR) 5 Year Rate	5.124
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
IQVIA, Inc. Term Loan B	USD 3 Month LIBOR	1.750
Iron Mountain, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.230
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.780
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.890
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.470
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.800
KUEHG Corp. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
	U. S. Treasury Yield Curve Rate T Note Constant
La Mondiale SAM	Maturity 5 Year	3.235
	USD Swap Semiannual 30/360 (versus 3 Month
La Mondiale SAM	LIBOR) 5 Year Rate	4.482
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Liberty Mutual Group, Inc.	USD 3 Month LIBOR	2.905
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Lloyds Banking Group PLC	LIBOR) 5 Year Rate	4.760
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
Marketo, Inc. Term Loan B	USD 3 Month LIBOR	3.250
Masergy Communications, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
Maxar Technologies 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
Meiji Yasuda Life Insurance Co.	LIBOR) 5 Year Rate	4.230
Meiji Yasuda Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.150
MetLife, Inc.	USD 3 Month LIBOR	2.959
MetLife, Inc.	USD 3 Month LIBOR	3.575
MGM Growth Properties, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of this quarterly report.

388 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	15.000
Microchip Technology, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Mitchell International, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	1.750
Morgan Stanley	USD 3 Month LIBOR	3.810
NAI Entertainment Holdings LLC Term Loan B	USD 1 Month LIBOR	2.500
Navistar International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Nippon Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.750
Nippon Life Insurance Co.	USD 3 Month LIBOR	4.240
	U. S. Treasury Yield Curve Rate T Note Constant
NiSource, Inc.	Maturity 5 Year	2.843
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	2.750
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.000
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Opal Acquisition, Inc. Term Loan B	USD 1 Month LIBOR	5.250
Open Text Corp. Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	6.500
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
PDC Brands 2nd Lien Term Loan	USD 1 Month LIBOR	8.750
Peak 10, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
PNC Financial Services Group, Inc. (The)	USD 3 Month LIBOR	3.678
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Prowler Acquisition Corp. 1St Lien Term Loan	USD 3 Month LIBOR	4.500
Prudential Financial, Inc.	USD 3 Month LIBOR	4.175
Prudential Financial, Inc.	USD 3 Month LIBOR	3.040
Prudential Financial, Inc.	USD 3 Month LIBOR	3.920
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.300
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.395
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	8.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Reece, Ltd. Term Loan B	USD 3 Month LIBOR	2.000
	Argentina Deposit Rates Badlar Private Banks ARS
Republic of Argentina Government International Bond	30 to 35 Days	2.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 389

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
	USD Swap Semiannual 30/360 (versus 3 Month
Royal Bank of Scotland Group PLC	LIBOR) 5 Year Rate	7.598
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B4	USD 2 Month LIBOR	2.750
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
SIRVA Worldwide, Inc. Term Loan	USD 3 Month LIBOR	6.500
	USD Swap Semiannual 30/360 (versus 3 Month
Skandinaviska Enskilda Banken AB	LIBOR) 5 Year Rate	3.850
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	4.979
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	6.238
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
Sompo Japan Insurance, Inc.	USD 3 Month LIBOR	4.270
SonicWall US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWall, Inc. 2nd Lien Term Loan B	USD 3 Month LIBOR	7.500
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southern California Edison Co.	USD 3 Month LIBOR	4.199
Southwire Co. Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	4.889
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan B1	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	4.440
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	2.993
	USD Swap Semiannual 30/360 (versus 3 Month
Swedbank AB	LIBOR) 5 Year Rate	4.106
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
The Southern Co.	USD 3 Month LIBOR	3.630
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
TransCanada Trust	USD 3 Month LIBOR	3.528
TransCanada Trust	USD 3 Month LIBOR	3.208
TransCanada Trust	USD 3 Month LIBOR	4.640
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000

See accompanying notes which are an integral part of this quarterly report.

390 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities		Referenced Rate			Spread %
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG		LIBOR) 5 Year Rate			5.464
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG		LIBOR) 5 Year Rate			5.883
UFC Holdings LLC 1st Lien Term Loan		USD 1 Month LIBOR			3.250
United Airlines, Inc. Term Loan B		USD 1 Month LIBOR			1.750
UPC Financing Partnership 1st Lien Term Loan AR		USD 1 Month LIBOR			2.500
US Bancorp		USD 3 Month LIBOR			3.486
US Renal Care, Inc. 2nd Lien Term Loan		USD 3 Month LIBOR			8.000
USI, Inc. Term Loan B		USD 3 Month LIBOR			3.000
UTEX Industries, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			4.000
Valeant Pharmaceuticals International, Inc. Term Loan B		USD 1 Month LIBOR			3.000
Vantiv LLC Term Loan B4		USD 1 Month LIBOR			1.750
Varisty Brands, Inc. Term Loan B		USD 1 Month LIBOR			3.500
Venture XXIX CLO, Ltd.		USD 3 Month LIBOR			6.250
Verdesian Life Sciences LLC Term Loan		USD 3 Month LIBOR			5.000
VICI Properties, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.000
Voya CLO, Ltd.		USD 3 Month LIBOR			8.350
Voya Financial, Inc.		USD 3 Month LIBOR			3.580
W3 Co. Term Loan B		USD 3 Month LIBOR			6.000
Weatherford International, Ltd. Term Loan		USD 1 Month LIBOR			1.425
Weight Watchers International, Inc. 1st Lien Term Loan B		USD 3 Month LIBOR			4.750
Wells Fargo & Co.		USD 3 Month LIBOR			3.770
Wells Fargo & Co.		USD 3 Month LIBOR			3.990
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B		USD 2 Month LIBOR			2.750
WMG Acquisition Corp. Term Loan F		USD 1 Month LIBOR			2.125
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			1.750
Yonkers Racing Corp. Term Loan B		USD 1 Month LIBOR			3.250
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	97	EUR	11,079	08/18	355
Australia 10 Year Bond Futures	113	AUD	14,601	09/18	134
CAC40 Euro Index Futures	584	EUR	32,178	08/18	733
Canada 10 Year Bond Futures	54	CAD	7,278	09/18	(69)
DAX Index Futures	87	EUR	27,872	09/18	(37)
Dow U. S. Real Estate Index Futures	733	USD	23,573	09/18	746
EURO STOXX 50 Index Futures	557	EUR	19,634	09/18	546
Euro-Bobl Futures	5	EUR	658	09/18	(2)
FTSE 100 Index Futures	28	GBP	2,157	09/18	19
FTSE/MIB Index Futures	69	EUR	7,654	09/18	365
Hang Seng Index Futures	4	HKD	5,686	08/18	(12)
IBEX 35 Index Futures	93	EUR	9,185	08/18	216
MSCI EAFE Mini Index Futures	20	USD	2,004	09/18	(8)
MSCI Emerging Markets Mini Index Futures	592	USD	32,450	09/18	(1,093)
OMXS30 Index Futures	432	SEK	69,887	08/18	291
S&P Consumer Discretionary Select Sector Index Futures	68	USD	7,641	09/18	102
S&P Financial Select Sector Index Futures	581	USD	49,981	09/18	(81)
TOPIX Index Futures	379	JPY	6,624,919	09/18	(779)

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 391

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
United States 5 Year Treasury Note Futures				868	USD	98,192	09/18	(2)
United States 10 Year Treasury Note Futures				598	USD	71,415	09/18	168
United States 10 Year Ultra Treasury Note Futures				8	USD	1,017	09/18	(1)
United States Long Bond Futures				5	USD	715	09/18	1
United States Ultra Bond Futures				13	USD	2,040	09/18	10
Short Positions
Euro-Bund Futures				75	EUR	12,119	09/18	(21)
FTSE 250 Index Futures				24	GBP	999	09/18	4
Long Gilt Futures				106	GBP	13,004	09/18	(97)
MSCI EAFE Mini Index Futures				160	USD	16,034	09/18	(91)
MSCI Emerging Markets Mini Index Futures				42	USD	2,302	09/18	(18)
MSCI Singapore Index Futures				109	SGD	4,021	08/18	13
NASDAQ 100 E-Mini Index Futures				134	USD	19,416	09/18	(161)
Russell 1000 E-Mini Index Futures				245	USD	19,120	09/18	(230)
Russell 2000 E-Mini Index Futures				878	USD	73,418	09/18	257
S&P 400 E-Mini Index Futures				129	USD	25,619	09/18	190
S&P 500 E-Mini Index Futures				2,425	USD	341,573	09/18	(5,036)
S&P Energy Select Sector Index Futures				45	USD	3,492	09/18	(11)
S&P Utilities Select Sector Index Futures				183	USD	9,743	09/18	(844)
S&P/TSX 60 Index Futures				42	CAD	8,219	09/18	(158)
SPI 200 Index Futures				27	AUD	4,197	09/18	(64)
United States 2 Year Treasury Note Futures				7	USD	1,480	09/18	2
United States 5 Year Treasury Note Futures				6	USD	679	09/18	2
United States Long Bond Futures				23	USD	3,288	09/18	(23)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(4,684)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.78	USD	91,000	08/06/18	(395)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.41	USD	20,000	08/06/18	(69)
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	1	40.75	USD	2,016	09/28/18	(485)
S&P 500 Index	Goldman Sachs	Put	549	2,250.00	USD	123,525	09/28/18	(166)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Barclays, USD 2.933%/USD 3 Month
LIBOR, USD 7,721, 08/29/28	JPMorgan Chase	Call	1	0.00		7,721	08/24/18	(14)
Citigroup, USD 2.930%/USD 3 Month
LIBOR, USD 7,721, 08/14/28	JPMorgan Chase	Call	1	0.00		7,721	08/10/18	(6)
Citigroup, USD 3.040%/USD 3 Month
LIBOR, USD 5,148, 09/06/28	JPMorgan Chase	Call	1	0.00		5,148	09/04/18	(29)
Goldman Sachs, USD 2.920%/USD
3 Month LIBOR, USD 68,380,
08/21/28	JPMorgan Chase	Call	1	0.00		68,380	08/17/18	(77)
Goldman Sachs, USD 3.025%/USD
3 Month LIBOR, USD 7,721,
08/30/28	JPMorgan Chase	Call	1	0.00		7,721	08/28/18	(39)
Morgan Stanley, USD 2.973%/USD
3 Month LIBOR, USD 10,295,
08/02/28	JPMorgan Chase	Call	1	0.00		10,295	07/31/18	—
Morgan Stanley, USD 2.990%/USD
3 Month LIBOR, USD 5,148,
09/25/28	JPMorgan Chase	Call	1	0.00		5,148	09/21/18	(27)
Barclays, USD 3 Month LIBOR/USD
2.930%, USD 7,721, 08/29/28	JPMorgan Chase	Put	1	0.00		7,721	08/24/18	(81)
Citigroup, USD 3 Month LIBOR/USD
2.930%, USD 7,721, 08/14/28	JPMorgan Chase	Put	1	0.00		7,721	08/10/18	(73)
Citigroup, USD 3 Month LIBOR/USD
3.040%, USD 5,148, 09/06/28	JPMorgan Chase	Put	1	0.00		5,148	09/04/18	(29)
Citigroup, USD 3 Month LIBOR/USD
3.126%, USD 7,721, 08/07/28	JPMorgan Chase	Put	1	0.00		7,721	08/03/18	(1)

See accompanying notes which are an integral part of this quarterly report.

392 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price	Amount		Date	$
Goldman Sachs, USD 3 Month LIBOR/
USD 3.025%, USD 7,721,
08/30/28	JPMorgan Chase	Put	1		0.00		7,721	08/28/18	(39)
Morgan Stanley, USD 3 Month LIBOR/
USD 3.123%, USD 10,295,
08/02/28	JPMorgan Chase	Put	1		0.00		10,295	07/31/18	—
Morgan Stanley, USD 3 Month LIBOR/
USD 3.240%, USD 5,148,
09/25/28	JPMorgan Chase	Put	1		0.00		5,148	09/21/18	(9)
Morgan Stanley, USD 3 Month LIBOR/
USD 3.255%, USD 7,699,
08/30/28	JPMorgan Chase	Put	1		0.00		7,699	08/28/18	(4)
Total Liability for Options Written (premiums received $4,849) (å)									(1,543)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought		Settlement Date	$
Bank of America			USD	2	AUD	3		08/01/18	—
Bank of America			USD	4	AUD	5		08/01/18	—
Bank of America			USD	229	EUR	197		08/24/18	2
Bank of America			USD	5	JPY	606		08/02/18	—
Bank of America			USD	8	JPY	909		08/02/18	—
Bank of America			USD	11	JPY	1,212		08/02/18	—
Bank of America			USD	11	JPY	1,247		08/02/18	—
Bank of America			USD	14	JPY	1,514		08/02/18	—
Bank of America			USD	43	JPY	4,806		08/02/18	—
Bank of America			AUD	16	USD	12		08/01/18	—
Bank of America			EUR	1,775	USD	2,133		08/24/18	54
Bank of America			JPY	1,561	USD	14		08/02/18	—
Bank of America			JPY	2,353	USD	21		08/02/18	—
Bank of America			JPY	5,630	USD	51		08/02/18	—
Bank of Montreal			USD	7,075	EUR	5,952		09/19/18	(91)
Bank of Montreal			USD	8,824	JPY	963,846		09/19/18	(177)
Bank of Montreal			CAD	2,178	USD	1,680		09/19/18	5
Barclays			EUR	1,775	USD	2,132		08/24/18	53
BNP Paribas			USD	114	EUR	95		08/24/18	(3)
Brown Brothers Harriman			USD	3	AUD	4		08/02/18	—
Brown Brothers Harriman			USD	9	AUD	12		08/02/18	—
Brown Brothers Harriman			USD	12	AUD	17		08/02/18	—
Brown Brothers Harriman			USD	21	EUR	18		08/02/18	—
Brown Brothers Harriman			USD	28	EUR	24		08/02/18	—
Brown Brothers Harriman			USD	35	EUR	30		08/02/18	—
Brown Brothers Harriman			USD	7,076	EUR	5,952		09/19/18	(92)
Brown Brothers Harriman			USD	20	GBP	16		08/02/18	—
Brown Brothers Harriman			USD	1	JPY	155		08/01/18	—
Brown Brothers Harriman			USD	1	JPY	156		08/02/18	—
Brown Brothers Harriman			USD	4	JPY	393		08/03/18	—
Brown Brothers Harriman			USD	11	JPY	1,191		08/03/18	—
Brown Brothers Harriman			USD	12	JPY	1,351		08/03/18	—
Brown Brothers Harriman			USD	27	JPY	3,001		08/03/18	—
Brown Brothers Harriman			USD	8,838	JPY	963,846		09/19/18	(191)
Brown Brothers Harriman			AUD	3	USD	2		08/02/18	—
Brown Brothers Harriman			AUD	35	USD	26		08/02/18	—
Brown Brothers Harriman			CAD	2,178	USD	1,681		09/19/18	5
Brown Brothers Harriman			CHF	13	USD	13		08/03/18	—
Brown Brothers Harriman			CHF	16	USD	17		08/03/18	—
Brown Brothers Harriman			CHF	42	USD	42		08/03/18	—
Brown Brothers Harriman			EUR	9	USD	11		08/02/18	—
Brown Brothers Harriman			EUR	1,422	USD	1,668		08/28/18	2
Brown Brothers Harriman			ILS	9,319	USD	2,575		08/28/18	33
Brown Brothers Harriman			JPY	2,323	USD	21		08/03/18	—

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 393

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	JPY	2,666	USD	24	08/03/18	—
Citibank	USD	653	EUR	557	08/24/18	(1)
Citibank	USD	942	EUR	801	08/24/18	(3)
Citibank	CAD	486	USD	370	10/19/18	(4)
Citibank	CAD	493	USD	376	10/19/18	(4)
Citibank	CHF	6,774	USD	6,824	08/28/18	(31)
Citibank	EUR	443	USD	517	08/24/18	(2)
Citibank	EUR	1,772	USD	2,131	08/24/18	56
Citibank	EUR	1,775	USD	2,135	08/24/18	56
Citibank	EUR	1,775	USD	2,135	08/24/18	56
Citibank	GBP	7,493	USD	9,894	10/19/18	26
Citibank	RUB	395,640	USD	6,232	09/19/18	(70)
Commonwealth Bank of Australia	USD	2,557	CAD	3,367	08/28/18	31
Commonwealth Bank of Australia	USD	3,449	NOK	27,954	08/28/18	(18)
Commonwealth Bank of Australia	AUD	2,417	USD	1,788	08/28/18	(8)
Commonwealth Bank of Australia	NZD	2,643	USD	1,796	08/28/18	(5)
Goldman Sachs	USD	2,842	TRY	12,295	11/13/18	(454)
HSBC	USD	136	ARS	3,800	11/23/18	(11)
HSBC	USD	136	ARS	3,800	11/23/18	(12)
HSBC	USD	225	ARS	6,326	11/23/18	(18)
HSBC	USD	343	ARS	9,600	11/23/18	(29)
HSBC	USD	55	ARS	1,530	11/26/18	(5)
HSBC	USD	171	ARS	5,380	11/26/18	4
HSBC	USD	212	ARS	6,739	11/26/18	8
HSBC	USD	60	ARS	1,890	11/28/18	2
HSBC	USD	305	ARS	9,655	11/28/18	10
HSBC	USD	305	ARS	9,653	11/28/18	10
HSBC	USD	126	ARS	3,528	11/29/18	(11)
HSBC	USD	126	ARS	3,528	11/29/18	(11)
HSBC	USD	149	ARS	4,839	12/06/18	7
HSBC	USD	150	ARS	4,839	12/06/18	7
HSBC	USD	2,864	BRL	11,308	10/02/18	130
HSBC	USD	363	CLP	232,059	08/21/18	1
HSBC	USD	43	CZK	958	10/01/18	1
HSBC	USD	44	HUF	11,181	08/21/18	(4)
HSBC	USD	125	HUF	32,429	08/21/18	(7)
HSBC	USD	167	HUF	46,339	08/21/18	3
HSBC	USD	180	IDR	2,594,010	08/27/18	—
HSBC	USD	180	IDR	2,594,010	08/27/18	—
HSBC	USD	180	IDR	2,594,050	08/27/18	—
HSBC	USD	180	IDR	2,594,010	08/27/18	—
HSBC	USD	197	MXN	4,066	11/30/18	17
HSBC	USD	1,411	MXN	28,637	11/30/18	96
HSBC	USD	473	PEN	1,559	10/09/18	2
HSBC	USD	1,230	PLN	4,390	08/23/18	(29)
HSBC	USD	1,563	PLN	5,247	08/23/18	(127)
HSBC	USD	1,920	PLN	6,452	08/23/18	(154)
HSBC	USD	1,920	PLN	6,452	08/23/18	(154)
HSBC	USD	423	RON	1,689	11/26/18	2
HSBC	USD	114	RUB	7,220	10/03/18	1
HSBC	USD	170	RUB	10,669	10/03/18	—
HSBC	USD	220	SGD	293	08/23/18	(4)
HSBC	USD	862	SGD	1,125	08/23/18	(35)
HSBC	USD	260	THB	8,627	12/06/18	—
HSBC	USD	2,047	THB	67,773	12/06/18	(2)
HSBC	USD	153	TRY	702	11/13/18	(17)
HSBC	USD	153	TRY	698	11/13/18	(18)
HSBC	USD	153	TRY	697	11/13/18	(18)
HSBC	USD	153	TRY	698	11/13/18	(17)
HSBC	USD	154	TRY	732	11/13/18	(12)
HSBC	USD	177	TRY	813	11/13/18	(19)
HSBC	USD	179	TRY	817	11/13/18	(20)
HSBC	USD	179	TRY	817	11/13/18	(20)

See accompanying notes which are an integral part of this quarterly report.

394 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	180	TRY	920	11/13/18	(1)
HSBC	USD	191	TRY	976	11/13/18	(2)
HSBC	USD	200	TRY	912	11/13/18	(23)
HSBC	USD	284	TRY	1,351	11/13/18	(22)
HSBC	USD	417	TRY	1,913	11/13/18	(46)
HSBC	USD	423	TRY	1,833	11/13/18	(67)
HSBC	USD	463	TRY	2,204	11/13/18	(35)
HSBC	USD	494	TRY	2,522	11/13/18	(4)
HSBC	CLP	58,753	USD	96	08/21/18	4
HSBC	CLP	173,306	USD	280	08/21/18	8
HSBC	CLP	232,059	USD	363	02/04/19	(1)
HSBC	COP	2,423,032	USD	839	10/09/18	3
HSBC	COP	3,892,014	USD	1,343	10/09/18	1
HSBC	COP	12,813,367	USD	4,526	10/09/18	106
HSBC	HUF	37,177	USD	137	08/21/18	1
HSBC	HUF	65,376	USD	262	08/21/18	24
HSBC	IDR	1,061,416	USD	76	08/27/18	2
HSBC	IDR	1,112,080	USD	80	08/27/18	3
HSBC	IDR	1,112,080	USD	80	08/27/18	3
HSBC	IDR	1,117,120	USD	80	08/27/18	3
HSBC	IDR	1,117,600	USD	80	08/27/18	3
HSBC	IDR	1,118,000	USD	80	08/27/18	3
HSBC	IDR	1,195,658	USD	86	08/27/18	3
HSBC	IDR	1,195,830	USD	86	08/27/18	3
HSBC	IDR	1,346,296	USD	97	08/27/18	4
HSBC	IDR	2,594,010	USD	176	02/04/19	—
HSBC	IDR	2,594,010	USD	176	02/04/19	—
HSBC	IDR	2,594,010	USD	175	02/04/19	—
HSBC	IDR	2,594,050	USD	176	02/04/19	—
HSBC	ILS	1,188	USD	330	08/21/18	6
HSBC	ILS	3,920	USD	1,138	08/21/18	69
HSBC	MXN	10,202	USD	540	11/30/18	3
HSBC	PHP	23	USD	—	10/31/18	—
HSBC	PLN	241	USD	68	08/23/18	2
HSBC	SGD	1,418	USD	1,062	08/23/18	20
HSBC	TRY	343	USD	79	11/13/18	12
HSBC	TRY	701	USD	147	11/13/18	11
HSBC	TRY	754	USD	170	11/13/18	24
HSBC	TRY	7,364	USD	1,684	11/13/18	254
HSBC	TRY	12,153	USD	2,538	11/13/18	179
HSBC	ZAR	10,354	USD	753	11/26/18	(22)
JPMorgan Chase	USD	443	EUR	378	08/24/18	(1)
JPMorgan Chase	USD	521	EUR	439	08/24/18	(7)
JPMorgan Chase	EUR	74	USD	88	08/24/18	1
JPMorgan Chase	EUR	813	USD	965	08/24/18	14
JPMorgan Chase	EUR	1,775	USD	2,134	08/24/18	55
Morgan Stanley	USD	944	EUR	801	08/24/18	(5)
Morgan Stanley	EUR	412	USD	478	08/24/18	(5)
Morgan Stanley	EUR	1,775	USD	2,133	08/24/18	54
Royal Bank of Canada	USD	7,066	EUR	5,952	09/19/18	(82)
Royal Bank of Canada	USD	10	JPY	1,059	08/01/18	—
Royal Bank of Canada	USD	11	JPY	1,242	08/01/18	—
Royal Bank of Canada	USD	8,815	JPY	963,846	09/19/18	(167)
Royal Bank of Canada	CAD	2,178	USD	1,681	09/19/18	5
Royal Bank of Canada	JPY	1,083	USD	10	08/01/18	—
State Street	USD	3,759	AUD	4,940	09/19/18	(88)
State Street	USD	597	CNY	3,850	09/19/18	(32)
State Street	USD	1	EUR	1	08/01/18	—
State Street	USD	14	EUR	12	08/01/18	—
State Street	USD	2,276	HKD	17,830	09/19/18	(2)
State Street	USD	563	SEK	4,840	09/19/18	(10)
State Street	USD	204	ZAR	2,710	09/19/18	1
State Street	CHF	170	USD	174	09/19/18	2

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 395

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
					Amount		Amount			(Depreciation)
Counterparty					Sold		Bought	Settlement Date		$
State Street			EUR		134	USD	159	08/24/18		1
State Street			EUR		460	USD	546	08/24/18		7
State Street			EUR		608	USD	709	08/24/18		(3)
State Street			GBP		1,450	USD	1,948	09/19/18		41
State Street			INR		7,620	USD	112	09/19/18		1
State Street			KRW		9,298,950	USD	8,672	09/19/18		313
State Street			MXN		44,540	USD	2,129	09/19/18		(242)
State Street			NOK		8,070	USD	1,007	09/19/18		16
State Street			SGD		1,090	USD	818	09/19/18		17
State Street			TWD		90,790	USD	3,067	09/19/18		88
UBS			USD		7,067	EUR	5,952	09/19/18		(83)
UBS			USD		8,816	JPY	963,846	09/19/18		(167)
UBS			CAD		2,178	USD	1,681	09/19/18		5
Westpac			USD		7,069	EUR	5,952	09/19/18		(85)
Westpac			USD		8,568	JPY	962,726	08/28/18		57
Westpac			USD		8,818	JPY	963,846	09/19/18		(171)
Westpac			CAD		2,178	USD	1,681	09/19/18		6
Westpac			SEK		90,622	USD	10,320	08/28/18		(6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts										(1,169)

Total Return Swap Contracts
Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
			Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity		Counterparty	Amount		Terms		Date	$	$	$
Long
Markit IOS Index	Goldman Sachs		USD	19,826	1 Month LIBOR(1)		01/12/45	—	40	40
Short
Markit IOS Index	JPMorgan Chase		SD	19,826	1 Month LIBOR(1)		01/12/45	—	(40)	(40)
Total Open Total Return Swap Contracts (å)								—	—	—

Interest Rate Swap Contracts

Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$	$	$
Barclays	USD	70,138	Three Month LIBOR(2)		2.796%(3)		07/05/20	—	106	106
Barclays	USD	70,138	Three Month LIBOR(2)		2.791%(3)		07/05/20	—	112	112
Barclays	USD	70,138	Three Month LIBOR(2)		2.786%(3)		07/05/20	—	119	119
Barclays	USD	53,891	Three Month LIBOR(2)		2.828%(3)		07/16/20	—	52	52
Barclays	USD	10,338	2.827%(3)		Three Month LIBOR(2)		07/25/20	—	(11)	(11)
Barclays	USD	35,575	Three Month LIBOR(2)		2.860%(3)		07/25/20	—	14	14
Barclays	USD	9,754	2.854%(3)		Three Month LIBOR(2)		07/26/20	—	(5)	(5)
Barclays	USD	35,883	2.864%(3)		Three Month LIBOR(2)		07/30/20	—	(9)	(9)
Barclays	USD	105,821	Three Month LIBOR(2)		2.875%(3)		09/19/20	(39)	156	117
Barclays	USD	153,428	Three Month LIBOR(2)		2.750%(3)		06/20/23	380	1,190	1,570
Barclays	USD	34,419	2.882%(3)		Three Month LIBOR(2)		07/05/23	—	(147)	(147)
Barclays	USD	34,419	2.871%(3)		Three Month LIBOR(2)		07/05/23	—	(164)	(164)
Barclays	USD	34,419	2.879%(3)		Three Month LIBOR(2)		07/05/23	—	(152)	(152)
Barclays	USD	231,827	Three Month LIBOR(2)		2.900%(3)		09/19/23	224	768	992
Barclays	USD	1,334	Three Month LIBOR(2)		2.972%(3)		06/26/28	—	6	6

See accompanying notes which are an integral part of this quarterly report.

396 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	11,956	Three Month LIBOR(2)	2.940%(3)	06/28/28	—	90	90
Barclays	USD	4,253	2.927%(3)	Three Month LIBOR(2)	06/29/28	—	(36)	(36)
Barclays	USD	4,079	Three Month LIBOR(2)	2.910%(3)	07/02/28	—	41	41
Barclays	USD	2,605	2.925%(3)	Three Month LIBOR(2)	07/03/28	—	(23)	(23)
Barclays	USD	7,152	Three Month LIBOR(2)	2.923%(3)	07/03/28	—	64	64
Barclays	USD	7,699	2.899%(3)	Three Month LIBOR(2)	07/03/28	—	(85)	(85)
Barclays	USD	7,699	Three Month LIBOR(2)	3.030%(3)	07/11/28	—	(2)	(2)
Barclays	USD	15,397	2.945%(3)	Three Month LIBOR(2)	07/11/28	—	(109)	(109)
Barclays	USD	8,886	2.926%(3)	Three Month LIBOR(2)	07/16/28	—	(78)	(78)
Barclays	USD	8,886	2.921%(3)	Three Month LIBOR(2)	07/16/28	—	(82)	(82)
Barclays	USD	7,721	Three Month LIBOR(2)	3.050%(3)	07/17/28	—	(15)	(15)
Barclays	USD	15,443	2.965%(3)	Three Month LIBOR(2)	07/17/28	—	(83)	(83)
Barclays	USD	32,940	2.934%(3)	Three Month LIBOR(2)	07/18/28	—	(266)	(266)
Barclays	USD	32,940	2.936%(3)	Three Month LIBOR(2)	07/18/28	—	(261)	(261)
Barclays	USD	75,218	Three Month LIBOR(2)	2.955%(3)	07/18/28	—	470	470
Barclays	USD	2,175	2.919%(3)	Three Month LIBOR(2)	07/24/28	—	(21)	(21)
Barclays	USD	1,028	2.962%(3)	Three Month LIBOR(2)	07/25/28	—	(6)	(6)
Barclays	USD	1,133	Three Month LIBOR(2)	2.933%(3)	07/25/28	—	9	9
Barclays	USD	4,026	Three Month LIBOR(2)	3.002%(3)	07/25/28	—	9	9
Barclays	USD	11,132	Three Month LIBOR(2)	3.012%(3)	07/26/28	—	14	14
Barclays	USD	597	Three Month LIBOR(2)	2.980%(3)	07/27/28	—	2	2
Barclays	USD	3,439	Three Month LIBOR(2)	2.975%(3)	07/27/28	—	16	16
Barclays	USD	5,872	3.018%(3)	Three Month LIBOR(2)	07/30/28	—	(5)	(5)
Barclays	USD	1,451	Three Month LIBOR(2)	3.010%(3)	07/31/28	—	2	2
Barclays	USD	2,442	Three Month LIBOR(2)	3.029%(3)	07/31/28	—	(1)	(1)
Barclays	USD	2,965	Three Month LIBOR(2)	3.025%(3)	07/31/28	—	—	—
Barclays	USD	3,320	Three Month LIBOR(2)	2.976%(3)	08/07/28	—	15	15
Barclays	USD	5,641	Three Month LIBOR(2)	2.920%(3)	08/21/28	—	55	55
Barclays	USD	135,449	2.950%(3)	Three Month LIBOR(2)	09/19/28	(110)	(933)	(1,043)
Barclays	USD	389	3.009%(3)	Three Month LIBOR(2)	07/25/48	—	(2)	(2)
Citigroup	EUR	1,100	1.059%(4)	Six Month EUROBOR(3)	02/01/28	—	20	20
Citigroup	USD	13,028	3.000%(3)	Three Month LIBOR(2)	09/19/48	97	(212)	(115)
JPMorgan Chase	HUF	583,899	Six Month BUBOR(3)	0.833%(4)	11/22/22	—	73	73
JPMorgan Chase	USD	1,200	Three Month LIBOR(2)	2.945%(3)	04/25/23	—	1	1
JPMorgan Chase	EUR	985	0.370%(4)	Six Month EUROBOR(3)	05/08/23	—	4	4
JPMorgan Chase	GBP	475	Six Month LIBOR(3)	1.430%(3)	05/17/23	—	(2)	(2)
JPMorgan Chase	EUR	550	0.413%(4)	Six Month EUROBOR(3)	05/24/23	—	3	3
JPMorgan Chase	GBP	340	Six Month LIBOR(3)	1.346%(3)	06/11/23	—	—	—
JPMorgan Chase	USD	650	Three Month LIBOR(2)	2.883%(3)	06/29/23	—	3	3
JPMorgan Chase	USD	2,000	Three Month LIBOR(2)	2.900%(3)	07/18/23	—	7	7
JPMorgan Chase	EUR	1,511	1.339%(4)	Six Month EUROBOR(3)	03/05/28	—	73	73
JPMorgan Chase	EUR	450	0.865%(4)	Six Month EUROBOR(3)	07/24/28	—	(4)	(4)
Total Open Interest Rate Swap Contracts (å)						552	780	1,332

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 397

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
21st Centry Fox
America, Inc.	Barclays	Sell	0.312%	USD	510	1.000	%(2)	06/20/23	15	1	16
American Airlines	JPMorgan Chase	Sell	1.058%	USD	445	5.000	%(2)	06/20/20	32	—	32
Anglo American PLC	BNP Paribas	Sell	1.423%	EUR	415	5.000	%(2)	06/20/23	81	1	82
ArcelorMittal	Citigroup	Sell	1.439%	EUR	700	5.000	%(2)	06/20/23	144	(5)	139
ArcelorMittal	Citigroup	Sell	1.439%	EUR	359	5.000	%(2)	06/20/23	72	(1)	71
BP PLC	Barclays	Sell	0.408%	EUR	600	1.000	%(2)	06/20/23	19	1	20
Enel SPA	Barclays	Sell	0.799%	EUR	808	1.000	%(2)	06/20/23	1	8	9
Indonesia
Government
International Bond	Barclays	Sell	1.115%	USD	485	1.000	%(2)	06/20/23	(2)	—	(2)
International Paper
Co.	JPMorgan Chase	Sell	0.619%	USD	955	1.000	%(2)	06/20/23	9	8	17
International Paper
Co.	JPMorgan Chase	Sell	0.619%	USD	850	1.000	%(2)	06/20/23	8	6	14
Mexico Government
International Bond	Citigroup	Sell	1.135%	USD	485	1.000	%(2)	06/20/23	(2)	(1)	(3)
South Africa
Government
International Bond	JPMorgan Chase	Sell	1.804%	USD	309	1.000	%(2)	06/20/23	(10)	(1)	(11)
South Africa
Government
International Bond	JPMorgan Chase	Sell	1.804%	USD	191	1.000	%(2)	06/20/23	(7)	—	(7)
Valeo	Citigroup	Sell	0.909%	EUR	800	1.000	%(2)	06/20/23	8	(4)	4
Total Open Corporate	TIssues Contracts								368	13	381
Credit Indices
						Fund
						(Pays)/			Premiums
		Purchase/Sell		Notional		Receives		Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection		Amount		Fixed Rate		Date	$	(Depreciation) $	$
CDX Emerging
Markets Index	Bank of America	Purchase		USD	800	(1.000)	%(2)	06/20/23	16	8	24
CDX NA High Yield
Index	Bank of America	Purchase		USD	136,500	(5.000)	%(2)	06/20/23	(8,172)	(1,457)	(9,629)
CDX NA Investment
Grade Index	Bank of America	Sell		USD	34,000	1.000	%(2)	06/20/23	558	84	642
CMBX NA Index	Bank of America	Sell		USD	783	3.000	%(2)	05/11/63	(91)	5	(86)
CMBX NA Index	Bank of America	Sell		USD	122	3.000	%(2)	05/11/63	(18)	4	(14)
CMBX NA Index	Bank of America	Sell		USD	137	3.000	%(2)	05/11/63	(14)	(1)	(15)
CMBX NA Index	Bank of America	Sell		USD	73	3.000	%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Bank of America	Sell		USD	73	3.000	%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Bank of America	Sell		USD	6	3.000	%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Citigroup	Sell		USD	270	3.000	%(2)	05/11/63	(26)	(4)	(30)
CMBX NA Index	Citigroup	Sell		USD	77	3.000	%(2)	05/11/63	(9)	—	(9)
CMBX NA Index	Citigroup	Sell		USD	113	3.000	%(2)	05/11/63	(11)	(1)	(12)
CMBX NA Index	Citigroup	Sell		USD	185	3.000	%(2)	05/11/63	(19)	(2)	(21)
CMBX NA Index	Citigroup	Sell		USD	113	3.000	%(2)	05/11/63	(11)	(1)	(12)
CMBX NA Index	Citigroup	Sell		USD	99	3.000	%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	Citigroup	Sell		USD	89	3.000	%(2)	05/11/63	(10)	—	(10)
CMBX NA Index	Citigroup	Sell		USD	89	3.000	%(2)	05/11/63	(9)	—	(9)
CMBX NA Index	Citigroup	Sell		USD	21	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Citigroup	Sell		USD	176	3.000	%(2)	05/11/63	(19)	(1)	(20)
CMBX NA Index	Citigroup	Purchase		USD	39	(2.000)	%(2)	05/11/63	—	—	—
CMBX NA Index	Credit Suisse	Sell		USD	163	3.000	%(2)	05/11/63	(15)	(3)	(18)

See accompanying notes which are an integral part of this quarterly report.

398 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	Credit Suisse	Sell		USD	177	3.000	%(2)	05/11/63	(17)	(3)	(20)
CMBX NA Index	Credit Suisse	Purchase		USD	26	(3.000)	%(2)	01/17/47	2	—	2
CMBX NA Index	Credit Suisse	Sell		USD	318	3.000	%(2)	05/11/63	(30)	(5)	(35)
CMBX NA Index	Credit Suisse	Sell		USD	142	3.000	%(2)	05/11/63	(15)	—	(15)
CMBX NA Index	Credit Suisse	Sell		USD	224	3.000	%(2)	05/11/63	(24)	(1)	(25)
CMBX NA Index	Credit Suisse	Sell		USD	169	3.000	%(2)	05/11/63	(28)	10	(18)
CMBX NA Index	Credit Suisse	Sell		USD	1,809	3.000	%(2)	05/11/63	(307)	108	(199)
CMBX NA Index	Credit Suisse	Sell		USD	26	3.000	%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Credit Suisse	Sell		USD	104	3.000	%(2)	05/11/63	(10)	(1)	(11)
CMBX NA Index	Credit Suisse	Sell		USD	577	3.000	%(2)	05/11/63	(92)	28	(64)
CMBX NA Index	Credit Suisse	Sell		USD	51	3.000	%(2)	05/11/63	(7)	1	(6)
CMBX NA Index	Credit Suisse	Sell		USD	2,656	3.000	%(2)	05/11/63	(423)	130	(293)
CMBX NA Index	Credit Suisse	Sell		USD	48	3.000	%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Credit Suisse	Sell		USD	111	3.000	%(2)	05/11/63	(12)	—	(12)
CMBX NA Index	Credit Suisse	Sell		USD	122	3.000	%(2)	05/11/63	(19)	5	(14)
CMBX NA Index	Credit Suisse	Sell		USD	175	3.000	%(2)	05/11/63	(17)	(2)	(19)
CMBX NA Index	Goldman Sachs	Sell		USD	1,003	3.000	%(2)	05/11/63	(164)	54	(110)
CMBX NA Index	Goldman Sachs	Sell		USD	114	3.000	%(2)	05/11/63	(13)	—	(13)
CMBX NA Index	Goldman Sachs	Sell		USD	177	3.000	%(2)	05/11/63	(26)	7	(19)
CMBX NA Index	Goldman Sachs	Sell		USD	38	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Goldman Sachs	Sell		USD	41	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Goldman Sachs	Sell		USD	3,200	3.000	%(2)	05/11/63	(510)	158	(352)
CMBX NA Index	Goldman Sachs	Sell		USD	3,234	3.000	%(2)	05/11/63	(318)	(38)	(356)
CMBX NA Index	Goldman Sachs	Sell		USD	75	3.000	%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Goldman Sachs	Sell		USD	163	3.000	%(2)	05/11/63	(25)	7	(18)
CMBX NA Index	JPMorgan Chase	Sell		USD	67	3.000	%(2)	05/11/63	(10)	2	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,123	3.000	%(2)	05/11/63	(497)	153	(344)
CMBX NA Index	JPMorgan Chase	Sell		USD	58	3.000	%(2)	05/11/63	(6)	(1)	(7)
CMBX NA Index	JPMorgan Chase	Sell		USD	61	3.000	%(2)	05/11/63	(9)	2	(7)
CMBX NA Index	JPMorgan Chase	Sell		USD	118	3.000	%(2)	05/11/63	(12)	(1)	(13)
CMBX NA Index	JPMorgan Chase	Sell		USD	316	3.000	%(2)	05/11/63	(47)	12	(35)
CMBX NA Index	JPMorgan Chase	Sell		USD	93	3.000	%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	756	3.000	%(2)	05/11/63	(128)	44	(84)
CMBX NA Index	JPMorgan Chase	Sell		USD	116	3.000	%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	JPMorgan Chase	Sell		USD	203	3.000	%(2)	05/11/63	(31)	8	(23)
CMBX NA Index	JPMorgan Chase	Sell		USD	387	3.000	%(2)	05/11/63	(61)	18	(43)
CMBX NA Index	JPMorgan Chase	Sell		USD	387	3.000	%(2)	05/11/63	(60)	18	(42)
CMBX NA Index	JPMorgan Chase	Sell		USD	756	3.000	%(2)	05/11/63	(127)	43	(84)
CMBX NA Index	JPMorgan Chase	Sell		USD	773	3.000	%(2)	05/11/63	(120)	35	(85)
CMBX NA Index	JPMorgan Chase	Sell		USD	2,937	3.000	%(2)	05/11/63	(466)	143	(323)
CMBX NA Index	JPMorgan Chase	Purchase		USD	88	(3.000	%)(2)	01/17/47	6	(1)	5
CMBX NA Index	JPMorgan Chase	Sell		USD	39	3.000	%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	JPMorgan Chase	Sell		USD	88	3.000	%(2)	05/11/63	(9)	—	(9)
CMBX NA Index	JPMorgan Chase	Purchase		USD	88	(3.000	%)(2)	01/17/47	6	(1)	5
CMBX NA Index	JPMorgan Chase	Sell		USD	127	3.000	%(2)	05/11/63	(14)	—	(14)
CMBX NA Index	JPMorgan Chase	Sell		USD	169	3.000	%(2)	05/11/63	(16)	(3)	(19)
CMBX NA Index	JPMorgan Chase	Sell		USD	88	3.000	%(2)	05/11/63	(9)	—	(9)

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 399

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	JPMorgan Chase	Sell		USD	10	3.000	%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	JPMorgan Chase	Sell		USD	153	3.000	%(2)	05/11/63	(14)	(2)	(16)
CMBX NA Index	JPMorgan Chase	Sell		USD	55	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	JPMorgan Chase	Sell		USD	226	3.000	%(2)	05/11/63	(35)	11	(24)
CMBX NA Index	JPMorgan Chase	Sell		USD	7,674	3.000	%(2)	05/11/63	(1,111)	265	(846)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,012	3.000	%(2)	05/11/63	(440)	108	(332)
CMBX NA Index	JPMorgan Chase	Sell		USD	112	3.000	%(2)	05/11/63	(16)	3	(13)
CMBX NA Index	Morgan Stanley	Sell		USD	97	3.000	%(2)	05/11/63	(9)	(1)	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	631	3.000	%(2)	05/11/63	(76)	7	(69)
CMBX NA Index	Morgan Stanley	Sell		USD	80	3.000	%(2)	05/11/63	(12)	3	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	289	3.000	%(2)	05/11/63	(48)	16	(32)
CMBX NA Index	Morgan Stanley	Sell		USD	316	3.000	%(2)	05/11/63	(46)	12	(34)
CMBX NA Index	Morgan Stanley	Sell		USD	9	3.000	%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Morgan Stanley	Sell		USD	1,500	3.000	%(2)	01/17/47	(117)	19	(98)
CMBX NA Index	Morgan Stanley	Sell		USD	41	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	307	3.000	%(2)	05/11/63	(29)	(5)	(34)
CMBX NA Index	Morgan Stanley	Sell		USD	36	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	201	3.000	%(2)	05/11/63	(20)	(3)	(23)
CMBX NA Index	Morgan Stanley	Sell		USD	39	2.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	345	3.000	%(2)	05/11/63	(42)	4	(38)
CMBX NA Index	Morgan Stanley	Sell		USD	85	3.000	%(2)	05/11/63	(10)	—	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	910	3.000	%(2)	05/11/63	(110)	10	(100)
CMBX NA Index	Morgan Stanley	Sell		USD	84	3.000	%(2)	05/11/63	(9)	—	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	97	3.000	%(2)	05/11/63	(10)	—	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	48	3.000	%(2)	05/11/63	(5)	—	(5)
iTraxx Europe
Crossover Index	JPMorgan Chase	Purchase		EUR	750	(5.000%)	%(2)	06/20/23	(70)	(13)	(83)
iTraxx Europe Index	JPMorgan Chase	Sell		EUR	1,650	1.000	%(2)	06/20/23	29	7	36
iTraxx Europe Index	JPMorgan Chase	Purchase		EUR	1,650	(1.000%)	%(2)	06/20/23	(19)	(5)	(24)
Total Open Credit Indices Contracts (å)									(13,826)	(9)	(13,835)
Total Open Credit Default Swap Contracts (å)									(13,458)	4	(13,454)

See accompanying notes which are an integral part of this quarterly report.

400 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$6,747	$—	$—	$6,747
Corporate Bonds and Notes	—	217,130	—	—	217,130
Financial Services	—	1,170	—	—	1,170
International Debt	—	114,765	—	—	114,765
Loan Agreements	—	153,667	—	—	153,667
Mortgage-Backed Securities	—	235,603	14,071	—	249,674
Non-US Bonds	—	61,949	—	—	61,949
United States Government Treasuries	—	6,889	—	—	6,889
Common Stocks
Consumer Discretionary	15,888	12,219	—	—	28,107
Consumer Staples	15,573	6,891	—	—	22,464
Energy	15,658	6,889	—	—	22,547
Financial Services	73,620	30,440	33	—	104,093
Health Care	26,759	15,737	—	—	42,496
Materials and Processing	16,497	7,317	—	—	23,814
Producer Durables	22,197	22,417	1,516	—	46,130
Technology	37,492	9,420	102	—	47,014
Utilities	26,972	15,459	—	—	42,431
Preferred Stocks	31,469	5,704	—	—	37,173
Options Purchased	19,074	379	—	—	19,453
Warrants & Rights	—	11	—	—	11
Short-Term Investments	—	46,962	—	100,537	147,499
Other Securities	—	—	—	30,230	30,230
Total Investments	301,199	977,765	15,722	130,767	1,425,453

Other Financial Instruments
Assets
Futures Contracts	4,154	—	—	—	4,154
Foreign Currency Exchange Contracts	1	2,117	—	—	2,118
Total Return Swap Contracts	—	40	—	—	40
Interest Rate Swap Contracts	—	4,059	—	—	4,059
Credit Default Swap Contracts	—	1,118	—	—	1,118
Liabilities
Futures Contracts	(8,838)	—	—	—	(8,838)
Options Written	(1,116)	(427)	—	—	(1,543)
Foreign Currency Exchange Contracts	(1)	(3,286)	—	—	(3,287)
Total Return Swap Contracts	—	(40)	—	—	(40)
Interest Rate Swap Contracts	—	(2,727)	—	—	(2,727)
Credit Default Swap Contracts	—	(14,572)	—	—	(14,572)
Total Other Financial Instruments*	$(5,800)	$(13,718)	$—	$—	$(19,518)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 401

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to
Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance of	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	7/31/2018	7/31/2018
Long-Term Investments
Asset Backed Securities	$2,498	$—	$12	$—	$—	$—	$2,420	$(66)	$—	$(66)
Mortgage-Backed
Securities	3,188	11,684	686	—	(281)	656	445	(45)	14,071	(45)
Common Stocks
Consumer Discretionary	—	12	—	—	—	—	—	(12)	—	(12)
Financial Services	37	—	—	—	—	—	—	(4)	33	(4)
Health Care	119	—	120	—	30	—	—	(29)	—	(29)
Producer Durables	—	1,489	—	—	—	—	—	27	1,516	27
Technology	103	191	191	—	—	—	—	(1)	102	(1)
Warrants & Rights	104	—	—	—	—	—	—	(104)	—	(104)
Total Investments	6,049	13,376	1,009	—	(251)	656	2,865	(234)	15,722	(234)

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	459
Australia	14,051
Austria	2,296
Belgium	228
Bermuda	6,610
Brazil	6,017
Canada	45,134
Cayman Islands	8,670
Chile	2,992
China	7,572
Colombia	9,204
Czech Republic	2,796
Denmark	4,841
Finland	932
France	18,453
Germany	9,446
Ghana	27
Greece	894
Guernsey	676
Hong Kong	11,589
Hungary	3,103
India	3,565
Indonesia	5,581
Ireland	5,095
Isle of Man	281
Israel	138

See accompanying notes which are an integral part of this quarterly report.

402 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Italy	6,195
Japan	33,787
Jersey	3,304
Lebanon	33
Luxembourg	12,047
Marshall Islands	2,063
Mauritius	954
Mexico	11,257
Monaco	827
Netherlands	8,015
New Zealand	259
Norway	4,543
Peru	1,353
Philippines	156
Portugal	908
Puerto Rico	1,734
Romania	1,289
Russia	11,781
Singapore	5,154
South Africa	7,784
South Korea	7,000
Spain	4,750
Sweden	2,788
Switzerland	12,335
Thailand	3,091
Turkey	2,442
Ukraine	1,186
United Arab Emirates	264
United Kingdom	35,624
United States	1,067,676
Virgin Islands, British	4,204
Total Investments	1,425,453

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 403

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 29.7%			Bank of America Corp.
Asset-Backed Securities - 0.2%			3.550% due 03/05/24 (Ê)	1,180	1,166
CKE Restaurants Holdings, Inc.			3.864% due 07/23/24 (Ê)	1,465	1,465
Series 2018-1A Class AI			Beacon Escrow Corp.
4.250% due 06/20/48 (Þ)	130	130	4.875% due 11/01/25 (Þ)	70	65
DB Master Finance LLC			Berry Global, Inc.
Series 2017-1A Class A2II			4.500% due 02/15/26 (Þ)	63	59
4.030% due 11/20/47 (Þ)	2,423	2,376	BlackRock Capital Investment Corp.
Dominos Pizza Master Issuer LLC			5.000% due 07/19/32	75	76
Series 2018-1A Class A2I			Boardwalk Pipelines LP
4.116% due 07/25/48 (Þ)	698	692	5.950% due 06/01/26	1,425	1,521
DPABS Trust			Brixmor Operating Partnership, LP
Series 2017-1A Class A2I			3.875% due 08/15/22	785	780
2.995% due 07/25/47 (Ê)(Þ)	639	640	3.650% due 06/15/24	650	626
Jimmy John's Funding LLC			Broadcom Corp. / Broadcom Cayman
Series 2017-1A Class A2I			Finance, Ltd.
3.610% due 07/30/47 (Þ)	119	117	Series WI
Planet Fitness Master Issuer LLC			3.625% due 01/15/24	605	583
Series 2018-1A Class A2I			3.125% due 01/15/25	1,515	1,393
4.262% due 09/05/48 (Þ)	700	700	3.875% due 01/15/27	170	159
Santander Drive Auto Receivables Trust			Bunge Limited Finance Corp.
Series 2017-3 Class C			3.750% due 09/25/27	620	580
2.930% due 12/15/22	335	330	Cardtronics, Inc.
Series 2018-3 Class C			1.000% due 12/01/20	678	636
3.510% due 08/15/23	150	150	CBS Radio, Inc.
Sierra Receivables Funding Co. LLC			7.250% due 11/01/24 (Þ)	120	113
Series 2018-2A Class B			CCO Holdings LLC / CCO Holdings
3.650% due 06/20/35 (Þ)	240	240	Capital Corp.
Venture XXIX CLO, Ltd.			5.875% due 05/01/27 (Þ)	490	486
Series 2017-29A Class E			Series DMTN
8.593% due 09/15/30 (Ê)(Þ)	242	242	5.000% due 02/01/28 (Þ)	165	154
			Charter Communications Operating LLC

Corporate Bonds and Notes - 3.0%		5,617	/ Charter Communications Operating
21st Century Fox America, Inc.			Capital
			Series WI
Series WI			4.464% due 07/23/22	930	945
3.700% due 09/15/24	125	125	4.908% due 07/23/25	952	970
Acorda Therapeutics, Inc.			CIT Group, Inc.

1.750% due 06/15/21	225	207	CIT Group, Inc. 08/01/23	777	788
ADT Corp. (The)			6.125% due 03/09/28	24	25
4.875% due 07/15/32 (Þ)	500	395	Series A
Aircastle, Ltd.			5.800% due 12/31/99 (Ê)(ƒ)	69	68
4.125% due 05/01/24	785	762	Colony NorthStar, Inc.
Alexandria Real Estate Equities, Inc.			3.875% due 01/15/21	635	601
3.450% due 04/30/25	920	880	Comcast Corp.
3.950% due 01/15/28	680	653	3.375% due 08/15/25	1,070	1,037
Ally Financial, Inc.			3.900% due 03/01/38	143	133
4.625% due 03/30/25	840	832	CRC Escrow Issuer LLC / CRC Finco,
5.750% due 11/20/25	520	540	Inc.
Altice US Finance I Corp.			5.250% due 10/15/25 (Þ)	78	75
5.500% due 05/15/26 (Þ)	600	589	Crown Americas LLC / Crown Americas
American Airlines Pass-Through Trust			Capital Corp. IV
Series 2016-2 Class A			4.750% due 02/01/26 (Þ)	170	160
3.650% due 06/15/28	235	227	Crown Castle Towers LLC
Series 2017-1B Class B			3.720% due 07/15/23 (Þ)	1,080	1,082
4.950% due 02/15/25	882	895	CSC Holdings LLC
Antero Resources Corp.			5.500% due 04/15/27 (Þ)	543	523
Series WI			5.375% due 02/01/28 (Þ)	50	47
5.625% due 06/01/23	173	176	CVS Health Corp.
5.000% due 03/01/25	327	327	3.700% due 03/09/23	1,225	1,217
Apollo Commercial Real Estate Finance,			Dell International LLC / EMC Corp.
Inc.			7.125% due 06/15/24 (Þ)	125	134
4.750% due 08/23/22	595	589	6.020% due 06/15/26 (Þ)	700	739
Arbor Realty Trust, Inc.			Dell, Inc.
5.250% due 07/01/21 (Þ)	395	403	5.875% due 06/15/21 (Þ)	125	128
ASP AMC Merger Sub, Inc.			Depomed, Inc.
8.000% due 05/15/25 (Þ)	255	209

See accompanying notes which are an integral part of this quarterly report.

404 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 09/01/21	440	387	3.500% due 07/15/24	130	124
DISH Network Corp.			4.300% due 04/01/27	700	685
Series NCd			5.800% due 04/01/47	295	314
3.375% due 08/15/26	175	159	Hilton Domestic Operating Co. , Inc.
Domtar Corp.			5.125% due 05/01/26 (Þ)	34	34
6.250% due 09/01/42	180	179	Huron Consulting Group, Inc.
Dresdner Funding Trust I			1.250% due 10/01/19	674	634
8.151% due 06/30/31	100	124	Icahn Enterprises, LP / Icahn
Series REGS			Enterprises Finance Corp.
8.151% due 06/30/31	370	458	Series WI
Echo Global Logistics, Inc.			6.250% due 02/01/22	125	127
2.500% due 05/01/20	115	127	6.750% due 02/01/24	125	127
Electronics For Imaging, Inc.			Intercept Pharmaceuticals, Inc.
0.750% due 09/01/19	55	55	3.250% due 07/01/23	243	214
Enbridge Energy Partners, LP			Iron Mountain, Inc.
7.375% due 10/15/45	715	926	5.250% due 03/15/28 (Þ)	223	206
Enterprise Products Operating LLC			JPMorgan Chase & Co.
5.375% due 02/15/78 (Ê)	583	548	3.572% due 10/24/23 (Ê)	980	1,001
EQT Midstream Partners LP			3.797% due 07/23/24 (Ê)	2,195	2,193
Series 5Y			Kinder Morgan Energy Partners, LP
4.750% due 07/15/23	725	728	5.625% due 09/01/41	250	255
Expedia, Inc.			4.700% due 11/01/42	440	410
Series WI			KKR Real Estate Finance Trust, Inc.
3.800% due 02/15/28	520	484	6.125% due 05/15/23 (Þ)	475	475
Finisar Corp.			L Brands, Inc.
0.500% due 12/15/33	270	267	Series WI
0.500% due 12/15/36	246	222	6.875% due 11/01/35	275	237
Forestar Group, Inc.			Lennar Corp.
3.750% due 03/01/20	432	429	4.500% due 11/15/19	350	354
Freeport-McMoRan, Inc.			Lithia Motors, Inc.
4.550% due 11/14/24	63	61	5.250% due 08/01/25 (Þ)	45	43
Frontier Communications Corp.			Marathon Oil Corp.
8.500% due 04/01/26 (Þ)	36	35	3.850% due 06/01/25	540	530
GAIN Capital Holdings, Inc.			Match Group, Inc.
5.000% due 08/15/22 (Þ)	30	32	5.000% due 12/15/27 (Þ)	51	48
Goldman Sachs BDC, Inc.			Microchip Technology, Inc.
4.500% due 04/01/22 (Æ)(Þ)	471	469	4.333% due 06/01/23 (Þ)	650	652
Goldman Sachs Group, Inc. (The)			MPLX LP
3.445% due 04/26/22 (Ê)	1,910	1,932	Series 0005
Goodyear Tire & Rubber Co.			4.125% due 03/01/27	703	690
5.000% due 05/31/26	72	67	Series WI
4.875% due 03/15/27	588	537	4.875% due 12/01/24	220	228
Granite Point			MPLX, LP
5.625% due 12/01/22 (Þ)	305	311	Series WI
Gray Television, Inc.			4.875% due 06/01/25	207	215
5.125% due 10/15/24 (Þ)	245	235	MPT Operating Partnership LP / MPT
Green Plains, Inc.			Finance Corp.
4.125% due 09/01/22	365	347	5.000% due 10/15/27	100	97
Griffon Corp.			MSCI, Inc.
5.250% due 03/01/22	16	16	5.375% due 05/15/27 (Þ)	17	17
Hanesbrands, Inc.			Multi-Color Corp.
4.625% due 05/15/24 (Þ)	705	686	4.875% due 11/01/25 (Þ)	39	36
HCA, Inc.			Nabor Industries, Inc.
6.500% due 02/15/20	500	520	0.750% due 01/15/24 (Þ)	435	340
4.750% due 05/01/23	434	440	Netflix, Inc.
5.000% due 03/15/24	240	244	4.875% due 04/15/28 (Þ)	91	86
5.375% due 02/01/25	160	162	5.875% due 11/15/28 (Þ)	67	67
4.500% due 02/15/27	266	259	New York Mortgage Trust, Inc.
7.500% due 11/15/95	45	44	6.250% due 01/15/22	365	363
HCI Group, Inc.			Nexstar Broadcasting, Inc.
4.250% due 03/01/37 (Þ)	280	275	5.625% due 08/01/24 (Þ)	125	123
Helix Energy Solutions Group, Inc.			Novavax, Inc.
4.250% due 05/01/22	221	244	3.750% due 02/01/23 (Þ)	105	60
Hercules Capital, Inc.			NRG Yield Operating LLC
4.375% due 02/01/22	497	501	Series WI
Hess Corp.			5.000% due 09/15/26	620	582

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 405

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
NRG Yield, Inc.			TerraForm Power Operating LLC
3.250% due 06/01/20 (Þ)	210	209	4.250% due 01/31/23 (Þ)	64	62
Pandora Media, Inc.			5.000% due 01/31/28 (Þ)	64	60
1.750% due 12/01/20	613	587	Teva Pharmaceutical Finance Co. LLC
Pattern Energy Group, Inc.			Series C
4.000% due 07/15/20	619	613	0.250% due 02/01/26	505	474
PDL BioPharma, Inc.			T-Mobile USA, Inc.
2.750% due 12/01/21	165	156	4.750% due 02/01/28	650	603
PennyMac Corp.			Toll Brothers Finance Corp.
5.375% due 05/01/20	668	668	Series 10YR
Plains All American Pipeline, LP / PAA			4.350% due 02/15/28	740	663
Finance Corp.			TPG Specialty Lending, Inc.
2.850% due 01/31/23	240	227	4.500% due 12/15/19	379	380
3.850% due 10/15/23	100	98	TransDigm, Inc.
4.650% due 10/15/25	400	402	Series WI
4.500% due 12/15/26	180	179	6.375% due 06/15/26	63	63
Post Holdings, Inc.			Twitter, Inc.
5.750% due 03/01/27 (Þ)	63	61	0.250% due 09/15/19	723	695
5.625% due 01/15/28 (Þ)	223	213	Veeco Instruments, Inc.
PRA Group, Inc.			2.700% due 01/15/23	110	97
3.000% due 08/01/20	644	620	VEREIT Operating Partnership, LP
Prospect Capital Corp.			3.950% due 08/15/27	885	828
4.750% due 04/15/20	40	40	Weatherford International, Ltd.
PTC Therapeutics, Inc.			5.875% due 07/01/21	640	633
3.000% due 08/15/22	75	77	Western Asset Mortgage Capital Corp.
Rackspace Hosting, Inc.			6.750% due 10/01/22	375	386
8.625% due 11/15/24 (Þ)	130	131	Whiting Petroleum Corp.
Radiate HoldCo LLC / Radiate Finance,			1.250% due 04/01/20	726	693
Inc.			Wynn Las Vegas LLC / Wynn Las Vegas
6.875% due 02/15/23 (Þ)	63	61	Capital Corp.
Radio One, Inc.			5.250% due 05/15/27 (Þ)	63	59
7.375% due 04/15/22 (Þ)	375	368	Yum! Brands, Inc.
Range Resources Corp.			4.750% due 06/01/27 (Þ)	39	37
Series WI					70,928
5.000% due 08/15/22	321	315	Financial Services - 0.0%
4.875% due 05/15/25	809	749	Encore Capital Group, Inc.
Resource Capital Corp.			2.875% due 03/15/21	384	353
4.500% due 08/15/22	165	167	Two Harbors Investment Corp.
Rovi Corp.			6.250% due 01/15/22	225	232
0.500% due 03/01/20	97	92
RWT Holdings, Inc.					585
5.625% due 11/15/19	668	675	International Debt - 2.3%
Sabine Pass Liquefaction LLC			Actavis Funding SCS
Series WI			4.550% due 03/15/35	590	576
5.875% due 06/30/26	1,865	2,029	Adani Ports & Special Economic Zone,
SBA Tower Trust			Ltd.
3.168% due 04/11/22 (Þ)	300	294	Series REGS
3.448% due 03/15/23 (Þ)	2,830	2,792	3.500% due 07/29/20	1,330	1,314
			AerCap Ireland Capital DAC / AerCap
Scientific Games International, Inc.			Global Aviation Trust
Series REGS			3.650% due 07/21/27	350	323
5.500% due 02/15/26	215	240	AI Mistral Luxembourg Subco S. a. r. l.
SEACOR Holdings, Inc.			Term Loan B
3.000% due 11/15/28	824	800	5.077% due 03/09/24 (~)(Ê)	327	325
SolarCity Corp.			AIA Group, Ltd.
1.625% due 11/01/19	301	270	3.900% due 04/06/28 (Þ)	1,350	1,342
Sprint Communications, Inc.			AIMCO
6.000% due 11/15/22	63	64	Series 2018-AA Class ER
SunPower Corp.			7.548% due 01/15/28 (Ê)(Þ)	1,000	985
4.000% due 01/15/23 (Þ)	97	78	Akbank Turk AS
Synchronoss Technologies, Inc.			Series REGS
0.750% due 08/15/19	195	179	5.125% due 03/31/25	200	173
TCP Capital Corp.			Aker BP ASA
5.250% due 12/15/19	315	319	Series REGS
Tenet Healthcare Corp.			5.875% due 03/31/25	150	154
4.750% due 06/01/20	300	304	Albea Beauty Holdings SA Term Loan
4.625% due 07/15/24	721	698	5.445% due 04/22/24 (Ê)	120	119

See accompanying notes which are an integral part of this quarterly report.

406 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Alcoa Nederland Holding BV			DNB Bank ASA
6.125% due 05/15/28 (Þ)	200	206	6.500% due 09/22/22 (Ê)(ƒ)	200		207
Alibaba Group Holding, Ltd.			Dorel Industries, Inc.
Series WI			5.500% due 11/30/19 (Þ)	285		286
3.600% due 11/28/24	590	582	DXC Technology Co.
Allergan Funding SCS			2.750% due 01/15/25	355		464
4.750% due 03/15/45	200	198	Eastern Creation II Investment Holdings,
Alpha 3 B. V. Term Loan B1			Ltd.
5.334% due 01/31/24 (Ê)	252	252	2.750% due 09/26/20	595		580
Aristocrat International, Pty, Ltd. 1st			Emirates Airlines
Lien Term Loan			Series REGS
4.098% due 10/19/24 (Ê)	453	452	4.500% due 02/06/25	247		244
Arterra Wines Canada, Inc. Term Loan			Enbridge, Inc.
B1			5.500% due 07/15/77 (Ê)	569		533
5.075% due 12/15/23 (Ê)	251	251	Series 16-A
Ausgrid Finance Pty. , Ltd.			6.000% due 01/15/77 (Ê)	555		545
3.850% due 05/01/23 (Þ)	1,005	999	Ensco Jersey Finance, Ltd.
Auto Ahorro Automotriz SA de CV			3.000% due 01/31/24	432		410
3.325% due 03/24/25	125	150	Fly Leasing, Ltd.
Baidu, Inc.			Series 0005
3.875% due 09/29/23	1,185	1,175	5.250% due 10/15/24	296		278
Banco Santander SA			Garda World Security Corp. Term Loan B
3.800% due 02/23/28	600	559	5.800% due 05/26/24 (Ê)	232		232
Bank of Ireland Group PLC			7.500% due 05/26/24 (Ê)	1		1
4.125% due 09/19/27 (Ê)	730	684	Gazprom OAO Via Gaz Capital SA
Barclays Bank PLC			Series REGS
5.140% due 10/14/20	680	697	4.950% due 02/06/28	200		194
6.278% due 12/29/49 (Ê)(ƒ)	390	412	Governor and Company of the Bank of
BBVA Bancomer SA			Ireland
Series REGS			7.375% due 12/29/49 (Ê)	200		254
6.500% due 03/10/21	650	686	GTL Trade Finance, Inc.
Becton Dickinson and Co.			Series REGS
1.900% due 12/15/26	1,095	1,278	5.893% due 04/29/24	150		155
Becton, Dickinson & Co.			GVC Holdings PLC Term Loan B2
Series .			4.577% due 03/15/24 (Ê)	94		94
3.020% due 05/24/25	530	704	Horizon Pharma Investment, Ltd.
Bharti Airtel International BV			2.500% due 03/15/22 (Þ)	263		256
Series REGS			Huaneng Hong Kong Capital, Ltd.
5.350% due 05/20/24	200	201	3.600% due 12/31/99 (Ê)(ƒ)	770		695
Boral Finance Pty, Ltd.			Huntsman International LLC
3.000% due 11/01/22 (Þ)	710	682	Series WI
BW Group, Ltd.			4.250% due 04/01/25	430		576
Series BWLP			Intesa Sanpaolo SpA
1.750% due 09/10/19	200	191	3.125% due 07/14/22 (Þ)	200		186
Cemex SAB de CV			5.017% due 06/26/24 (Þ)	510		471
3.720% due 03/15/20	225	228	4.375% due 01/12/48 (Þ)	550		442
Series REGS			Jaguar Land Rover Automotive PLC
2.750% due 12/05/24	400	458	3.500% due 03/15/20 (Þ)	200		198
CRCC Yupeng, Ltd.			LCM Ltd Partnership
3.950% due 02/28/49 (Ê)(ƒ)	1,155	1,153	Series 2018-18A Class ER
CSCEC Finance (Cayman) II Co.			8.298% due 04/20/31 (Ê)(Þ)	500		498
2.700% due 06/14/21	845	819	Level 3 Financing, Inc. Term Loan B
Delta 2 (LUX ) Sarl Term Loan B			4.331% due 02/22/24 (Ê)	765		766
4.577% due 02/21/24 (Ê)	448	445	Levi Strauss & Co.
Deutsche Postbank Funding Trust I			Series NCd
Series I			3.375% due 03/15/27	500		604
0.978% due 12/29/49 (Ê)(ƒ)	148	140	Link Finance Cayman 2009, Ltd.
Deutsche Postbank Funding Trust III			3.600% due 09/03/24	320		314
1.067% due 06/29/49 (Ê)(ƒ)	253	240	Lions Gate Entertainment Corp. Term
Deutsche Telekom International Finance			Loan B
BV			4.314% due 03/19/25 (~)(Ê)	249		250
4.375% due 06/21/28 (Þ)	1,765	1,776	Mexico Government International Bond
DHT Holdings, Inc.			3.625% due 03/15/22	306		306
4.500% due 10/01/19 (Þ)	247	247	Millicom International Cellular SA
Diamond (BC) BV 1st Lien Term Loan			Series REGS
5.077% due 09/06/24 (Ê)	269	263	5.125% due 01/15/28	200		189

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 407

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mizuho Financial Group, Inc.			2.875% due 02/01/33 (Þ)	683	677
3.549% due 03/05/23	725	717	SK Telecom Co. , Ltd.
MMK Finance, Ltd.			3.750% due 04/16/23 (Þ)	595	589
3.849% due 04/08/22	200	192	SMBC Aviation Capital
Morgan Stanley			4.125% due 07/15/23 (Þ)	200	200
Series GMTN			Solvay Acetow GMBH Term Loan
2.625% due 03/09/27	1,705	2,204	7.953% due 05/31/23 (Ê)	126	126
MPT Operating Partnership, LP / MPT			Steele Creek CLO, Ltd.
Finance Corp.			Series 2017-1A Class E
4.000% due 08/19/22	505	646	7.834% due 01/15/30 (Ê)(Þ)	500	501
MTN (Mauritius) Investment, Ltd.			Stora Enso OYJ
Series REGS			7.250% due 04/15/36 (Þ)	200	241
5.373% due 02/13/22	905	904	Sun Hung Kai Properties, Ltd.
National Westminster Bank PLC			3.625% due 01/16/23	240	238
Series C			Suzano Austria GMBH
2.563% due 11/29/49 (~)(Ê)(ƒ)	160	129	Series REGS
Nordea Bank AB			5.750% due 07/14/26	400	415
2.688% due 11/29/49 (Ê)(ƒ)	340	284	Sydney Airport Finance Co. Pty, Ltd.
Numericable Group SA Term Loan B12			Series REGS
5.072% due 01/05/26 (Ê)	506	489	3.900% due 03/22/23	315	311
NXP BV / NXP Funding LLC			Syngenta Finance NV
4.625% due 06/15/22 (Þ)	620	628	4.441% due 04/24/23 (Þ)	725	724
3.875% due 09/01/22 (Þ)	200	197	5.676% due 04/24/48 (Þ)	590	542
Open Text Corp.			Telecom Italia SpA
5.875% due 06/01/26 (Þ)	250	256	5.303% due 05/30/24 (Þ)	665	667
Open Text Corp. Term Loan B			TransCanada Trust
3.827% due 05/23/25 (Ê)	125	125	5.300% due 03/15/77 (Ê)	435	418
Oztel Holdings SPC, Ltd.			Travelport Finance Luxembourg Sarl
6.625% due 04/24/28 (Þ)	500	496	Term Loan B
Petrobras Global Finance BV			4.830% due 03/16/25 (Ê)	250	250
6.125% due 01/17/22	21	22	Trinity Acquisition PLC
Petroleos Mexicanos			4.400% due 03/15/26	537	533
Series WI			Turk Telekomunikasyon AS
6.750% due 09/21/47	490	452	Series REGS
Prudential PLC			4.875% due 06/19/24	230	206
7.750% due 01/29/49 (ƒ)	230	234	Turkiye Sise ve Cam Fabrikalari AS
Quintiles IMS, Inc.			Series REGS
Series REGS			4.250% due 05/09/20	725	705
3.250% due 03/15/25	660	774	UniCredit SpA
Reece, Ltd. Term Loan B			Series 144a
4.340% due 05/30/25 (Ê)	250	250	4.625% due 04/12/27 (Þ)	430	403
Republic of South Africa Government			Vale Overseas, Ltd.
International Bond			6.250% due 08/10/26	720	792
5.875% due 05/30/22	455	482	Valeant Pharmaceuticals International,
Rosneft Oil Co. via Rosneft International			Inc.
Finance, Ltd.			6.500% due 03/15/22 (Þ)	125	130
Series REGS			7.000% due 03/15/24 (Þ)	125	133
4.199% due 03/06/22	250	244	5.500% due 11/01/25 (Þ)	63	63
Royal Bank of Scotland Group PLC			Valeant Pharmaceuticals International,
7.648% due 09/30/49 (Ê)(ƒ)	30	37	Inc. Term Loan B
Series B			5.092% due 05/17/25 (Ê)	379	379
2.500% due 08/29/49 (~)(Ê)(ƒ)	130	105	VimpelCom Holdings BV
Sandvine Corp. 1st Lien Term Loan B			Series REGS
7.822% due 09/21/22 (Ê)	288	290	5.950% due 02/13/23	200	202
Sappi Papier Holding GMBH			Virgin Media Bristol LLC 1st Lien Term
Series REGS			Loan K
7.500% due 06/15/32	90	92	4.572% due 01/15/26 (Ê)	125	125
Severstal PJSC			Voya CLO, Ltd.
5.900% due 10/17/22	210	218	Series 2018-1A Class ER2
SF Holding Investment, Ltd.			10.683% due 04/18/31 (Ê)(Þ)	313	299
4.125% due 07/26/23	375	375	Want Want China Finance, Ltd.
SFR Group SA			2.875% due 04/27/22	740	714
6.250% due 05/15/24 (Þ)	190	189	Woodside Finance, Ltd.
Ship Finance International, Ltd.			3.650% due 03/05/25 (Þ)	720	696
5.750% due 10/15/21	435	441	3.700% due 03/15/28 (Þ)	916	865
Silver Standard Resources, Inc.			Yonkers Racing Corp. Term Loan B

See accompanying notes which are an integral part of this quarterly report.

408 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.330% due 05/24/24 (Ê)	122	122	Brand Energy & Infrastructure Services
		55,405	1st Lien Term Loan
Loan Agreements - 2.3%			6.584% due 06/21/24 (Ê)	1	1
ABG Intermediate Holdings 2 LLC 1st			6.589% due 06/21/24 (Ê)	35	35
Lien Term Loan B			6.597% due 06/21/24 (Ê)	179	180
5.577% due 09/29/24 (Ê)	380	380	Brickman Group, Ltd. LLC 1st Lien
ABG Intermediate Holdings 2 LLC 2nd			Term Loan B
Lien Term Loan			5.077% due 12/18/20 (Ê)	227	227
9.827% due 09/29/25 (Ê)	246	246	5.079% due 12/18/20 (Ê)	338	338
AgroFresh, Inc. Term Loan			C. H. Guenther & Son, Inc. Term Loan B
6.919% due 07/31/21 (Ê)	297	295	4.827% due 03/22/25 (Ê)	125	125
Albertson's LLC Term Loan B4			Cable One, Inc. 1st Lien Term Loan B1
4.827% due 08/25/21 (Ê)	374	372	4.090% due 05/01/24 (Ê)	505	506
Alliant Holdings Intermediate, LLC 1st			Caesars Entertainment Operating Co.
Lien Term Loan B			LLC 1st Lien Term Loan B
5.078% due 05/10/25 (Ê)	243	243	4.077% due 10/06/24 (Ê)	381	380
Almonde, Inc. 1st Lien Term Loan B			Caesars Resort Collection LLC 1st Lien
5.807% due 06/16/24 (Ê)	439	432	Term Loan B
Almonde, Inc. Term Loan			4.827% due 12/22/24 (Ê)	1,990	1,997
9.557% due 04/28/25 (Ê)	250	241	Canyon Valor Cos. , Inc. 1st Lien Term
Alphabet Holding Company, Inc. 1st			Loan B
			5.584% due 06/16/23 (Ê)	122	122
Lien Term Loan			Capital Automotive L. P. 1st Lien Term
5.577% due 08/15/24 (Ê)	147	138	Loan
Altice Financing SA 1st Lien Term Loan			4.580% due 03/24/24 (Ê)	249	248
4.822% due 01/05/26 (Ê)	506	491	CBS Radio Inc. 1st Lien Term Loan B
American Airlines, Inc. 1st Lien Term			4.831% due 03/02/24 (Ê)	274	271
Loan B
3.827% due 06/27/25 (Ê)	191	188	CH Hold Corp. 1st Lien Term Loan B
American Airlines, Inc. Term Loan B			5.077% due 02/01/24 (Ê)	503	505
4.072% due 04/28/23 (Ê)	568	565	Change Healthcare Holdings LLC 1st
Ancestry. com Operations, Inc. 1st Lien			Lien Term Loan B
			4.827% due 03/01/24 (Ê)	504	503
Term Loan B			Charter Communications Operating LLC
5.330% due 10/19/23 (Ê)	88	88
AP Exhaust Acquisition LLC 1st Lien			1st Lien Term Loan B
			4.080% due 04/30/25 (Ê)	507	508
Term Loan			ClubCorp Holdings, Inc. 1st Lien Term
7.355% due 05/10/24 (Ê)	253	243
AP Gaming I LLC 1st Lien Term Loan B			5.084% Loan B due 09/18/24 (Ê)	125	125
6.327% due 02/15/24 (Ê)	79	79	Cogeco Communications (USA) II LP 1st
Aramark Services, Inc. Term Loan B1			Lien Term Loan B
4.084% due 03/11/25 (Ê)	499	499	4.452% due 08/11/24 (Ê)	331	331
Ascena Retail Group, Inc. Term Loan B			Commercial Barge Line Co. 1st Lien
6.625% due 08/21/22 (Ê)	111	102	Term Loan
Ascend Learning LLC Term Loan B			10.827% due 11/12/20 (Ê)	417	340
5.077% due 07/12/24 (Ê)	253	253	Constellis Holdings LLC 1st Lien Term
AssuredPartners, Inc. 1st Lien Term			Loan
Loan B			7.334% due 04/18/24 (Ê)	252	253
5.327% due 10/22/24 (Ê)	380	380	Constellis Holdings LLC 2nd Lien Term
Asurion LLC Term Loan B4			Loan
5.077% due 08/04/22 (~)(Ê)	243	242	11.334% due 04/21/25 (Ê)	125	126
Asurion LLC Term Loan B6			Convergeone Holdings Corp. 1st Lien
5.077% due 11/03/23 (Ê)	545	544	Term Loan
Avaya, Inc. Term Loan B			5.827% due 04/04/25 (Ê)	125	125
6.322% due 12/15/24 (Ê)	1,145	1,150	Cortes NP Acquisition Corp. Term Loan
Avolon LLC 1st Lien Term Loan B3			B
4.086% due 01/15/25 (Ê)	340	338	6.100% due 11/30/23 (Ê)	446	442
BBB Industries LLC 1st Lien Term Loan			Coty, Inc. 1st Lien Term Loan B
6.577% due 11/03/21 (Ê)	241	240	4.347% due 03/29/25 (Ê)	500	487
Berry Plastics Group, Inc. 1st Lien Term			CPI Acquisition, Inc. Term Loan B
Loan Q			6.839% due 08/17/22 (Ê)	219	129
4.077% due 10/01/22(Ê)	812	813	Crosby US Acquisition Corp. 1st Lien
4.086% due 10/01/22(Ê)	442	443	Term Loan
Blount International, Inc. 1st Lien Term			5.081% due 11/22/20 (Ê)	252	247
Loan B			Crown Finance, Inc. 1st Lien Term
Series 276			Loan B
6.342% due 04/12/23 (Ê)	127	127	4.577% due 02/28/25 (Ê)	249	249
BMC Software Finance, Inc. Term Loan			CSC Holdings LLC 1st Lien Term Loan
6.563% due 06/26/25 (~)(Ê)	250	250	4.322% due 07/17/25 (Ê)	918	912

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 409

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CWGS Group LLC Term Loan			Go Daddy Operating Co. LLC 1st Lien
4.847% due 11/08/23 (Ê)	164	164	Term Loan B
Delek US Holdings, Inc. 1st Lien Term			4.327% due 02/15/24 (Ê)	396	396
Loan			Greeneden U. S. Holdings II LLC 1st
4.577% due 03/13/25 (~)(Ê)	249	249	Lien Term Loan B3
Dell International LLC 1st Lien Term			5.577% due 12/01/23 (Ê)	95	96
Loan			Grifols Worldwide Operations USA, Inc.
4.080% due 09/07/23 (Ê)	2,287	2,287	1st Lien Term Loan B
Diamond US Holdings LLC 1st Lien			4.200% due 01/31/25 (Ê)	124	125
Term Loan			Gruden Holdings, Inc. 1st Lien Term
6.077% due 12/05/24 (~)(Ê)	246	244	Loan
Digicert Holdings, Inc. 1st Lien Term			7.834% due 08/18/22 (Ê)	504	505
Loan			GTT Communications, Inc. 1st Lien
7.327% due 10/31/24 (Ê)	249	250	Term Loan B
Digicert Holdings, Inc. 2nd Lien Term			4.830% due 05/31/25 (Ê)	125	124
Loan			Gulf Finance LLC Term Loan B
10.077% due 10/31/25 (Ê)	125	123	7.590% due 08/25/23 (Ê)	303	260
DiversiTech Holdings, Inc. 1st Lien Term			H. B. Fuller Co. 1st Lien Term Loan B
Loan B			4.086% due 10/20/24 (Ê)	378	378
5.340% due 06/01/24 (Ê)	125	124	HCA, Inc. Term Loan B10
DuPage Medical Group, Ltd. 2nd Lien			4.077% due 03/07/25 (Ê)	749	753
Term Loan			Heartland Dental LLC 1st Lien Term
Series 182			Loan
9.079% due 08/11/25 (Ê)	122	122	1.875% due 04/30/25 (Ê)	16	16
E. W. Scripps Co. (The) 1st Lien Term			5.827% due 04/30/25 (Ê)	109	108
Loan B			HGIM Corp. Covenant-Lite Term Loan B
4.077% due 10/02/24 (Ê)	253	253	0.000% due 06/18/20 (~)(Ê)(v)	669	282
Education Advisory Board 1st Lien Term			HGIM Corp. Term Loan
Loan			0.000% due 07/02/23 (~)(Ê)(v)	25	25
5.924% due 02/27/20 (Ê)	1	1	HS Purchaser LLC 1st Lien Term Loan
6.253% due 02/27/20 (Ê)	457	453	5.827% due 03/29/25 (Ê)	83	83
Emerald US, Inc. Term Loan B1			Hyland Software, Inc. 2nd Lien Term
6.334% due 05/09/21 (~)(Ê)	375	374	Loan
Energy Solutions LLC Term Loan B			9.077% due 05/23/25 (Ê)	500	505
6.084% due 05/02/25 (Ê)	250	252	Hyland Software, Inc. Term Loan
Everi Payments, Inc. 1st Lien Term Loan			5.327% due 07/01/22 (Ê)	126	127
Series 91D			INEOS US Finance LLC 1st Lien Term
5.077% due 05/09/24 (Ê)	252	253	Loan B
EVO Payments International LLC 1st			4.169% due 03/31/24 (Ê)	381	380
Lien Term Loan			Inovalon Holdings, Inc. Term Loan B
5.330% due 12/12/23 (Ê)	100	100	5.625% due 04/02/25 (Ê)	500	489
Exact Merger Sub LLC 1st Lien Term			Intralinks, Inc. 1st Lien Term Loan
Loan			6.080% due 11/10/24 (Ê)	190	190
6.584% due 09/27/24 (Ê)	506	507	Intrawest Resorts Holdings, Inc. 1st Lien
Exact Merger Sub LLC 2nd Lien Term			Term Loan B1
Loan			5.077% due 06/29/24 (Ê)	507	506
10.334% due 09/19/25 (Ê)	128	127	IQVIA, Inc. Term Loan B
First Data Corp. Term Loan			4.084% due 06/07/25 (Ê)	200	199
4.069% due 07/10/22 (Ê)	750	750	Iron Mountain, Inc. 1st Lien Term Loan
Flying Fortress Holdings LLC 1st Lien			B
Term Loan B			3.827% due 01/02/26 (Ê)	125	123
4.084% due 10/30/22 (Ê)	103	103	Lamar Media Corp. 1st Lien Term Loan
Focus Financial Partners LLC 1st Lien			B
Term Loan B1			3.875% due 03/16/25 (Ê)	224	225
4.827% due 07/03/24 (Ê)	501	500	Las Vegas Sands LLC Term Loan
Fort Dearborn Co. 1st Lien Term Loan			3.827% due 03/27/25 (Ê)	374	373
6.173% due 10/19/23 (Ê)	1	1	LifeScan Global Corp. 1st Lien Term
6.343% due 10/19/23 (Ê)	213	210	Loan
Getty Images, Inc. 1st Lien Term Loan B			0.000% due 05/23/25 (~)(Ê)(v)	188	182
5.572% due 10/18/19 (~)(Ê)	1,053	1,031	Limetree Bay Terminals LLC Term Loan
GGP, Inc. 1st Lien Term Loan B			B
0.000% due 05/04/25 (~)(Ê)(v)	115	114	6.067% due 02/10/24 (Ê)	50	50
GHX Ultimate Parent Corp. 1st Lien			Marketo, Inc. Term Loan B
Term Loan			5.613% due 02/07/25 (Ê)	125	124
5.334% due 07/13/24 (Ê)	252	252	Match Group, Inc. 1st Lien Term Loan
Global Payments, Inc. 1st Lien Term			B1
Loan B3			4.579% due 11/16/22 (Ê)	205	206
3.827% due 04/22/23 (Ê)	124	124	MCC Iowa LLC 1st Lien Term Loan M

See accompanying notes which are an integral part of this quarterly report.

410 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.950% due 01/15/25 (Ê)	252	252	Radio One, Inc. 1st Lien Term Loan B
Metro-Goldwyn-Mayer, Inc. 1st Lien			6.077% due 04/05/23 (Ê)	495	483
Term Loan			Red Ventures LLC 1st Lien Term Loan B
0.000% due 06/21/25 (~)(Ê)(v)	125	125	6.077% due 11/08/24 (Ê)	313	316
MGM Growth Properties Operating			Red Ventures LLC 2nd Lien Term Loan
Partnership, LP Term Loan B			10.077% due 11/08/25 (Ê)	108	110
4.077% due 04/25/23 (Ê)	501	501	Research Now Group, Inc. 1st Lien Term
MH Sub I, LLC 1st Lien Term Loan			Loan
5.829% due 09/15/24 (Ê)	253	254	7.864% due 12/20/24 (Ê)	125	124
MH Sub I, LLC 2nd Lien Term Loan			Rexnord LLC 1st Lien Term Loan B
9.579% due 08/16/25 (Ê)	75	76	4.314% due 08/21/24 (Ê)	128	128
Microchip Technology, Inc. 1st Lien			Reynolds Group Holdings, Inc. 1st Lien
Term Loan			Term Loan B
4.080% due 05/24/25 (Ê)	250	251	4.827% due 02/05/23 (Ê)	882	884
Midwest Physician Administrative			RHP Hotel Properties, LP Term Loan B
Services LLC 1st Lien Term Loan			4.340% due 05/11/24 (Ê)	215	214
4.814% due 08/15/24 (Ê)	424	418	Scientific Games International, Inc. 1st
Mitchell International, Inc. 2nd Lien			Lien Term Loan B5
Term Loan			4.827% due 2024(Ê)	97	97
9.327% due 11/20/25 (Ê)	125	125	4.921% due 08/14/24 (Ê)	409	409
NAI Entertainment Holdings LLC Term			SeaWorld Parks & Entertainment Term
Loan B			Loan B
4.580% due 04/23/25 (~)(Ê)	250	250	5.077% due 03/31/24 (Ê)	491	489
Navistar, Inc. 1st Lien Term Loan B			Sesac Holdco II LLC 1st Lien Term Loan
5.600% due 11/06/24 (Ê)	249	249	5.077% due 02/13/24 (Ê)	189	186
NN, Inc. 1st Lien Term Loan B			Sesac Holdco II LLC 2nd Lien Term
5.827% due 10/19/22 (Ê)	125	125	Loan
NN, Inc. 2nd Lien Term Loan			9.327% due 02/24/25 (Ê)	125	124
10.097% due 04/14/23 (Ê)	250	245	Shutterfly, Inc. Term Loan B
NN, Inc. Term Loan			4.830% due 08/17/24 (Ê)	125	125
5.327% due 04/03/21 (Ê)	292	291	Sinclair Television Group, Inc. 1st Lien
NPC International, Inc. 1st Lien Term			Term Loan B
Loan			0.000% due 12/12/24 (~)(Ê)(v)	383	381
5.577% due 04/20/24 (Ê)	379	382	SIRVA Worldwide, Inc. Term Loan
On Assignment, Inc. 1st Lien Term Loan			8.600% due 11/14/22 (Ê)	127	127
B4			8.810% due 11/14/22 (Ê)	167	166
4.077% due 02/21/25 (~)(Ê)	239	239	8.860% due 11/14/22 (Ê)	145	145
Optiv, Inc. 1st Lien Term Loan			Solarwinds Holdings, Inc. 1st Lien Term
5.313% due 02/01/24 (Ê)	122	118	Loan
Oryx Southern Delaware Holdings LLC			5.077% due 02/05/24 (Ê)	191	192
Term Loan			Solera LLC Term Loan B
5.327% due 02/09/25 (Ê)	125	121	4.827% due 03/04/23 (Ê)	252	252
Penn National Gaming, Inc. 1st Lien			SonicWall US Holdings, Inc. 1st Lien
Term Loan B			Term Loan
4.577% due 01/19/24 (Ê)	158	158	5.826% due 05/16/25 (Ê)	333	332
Pizza Hut Holdings LLC 1st Lien Term			SonicWall, Inc. 2nd Lien Term Loan B
Loan B			9.826% due 05/01/26 (Ê)	100	99
3.829% due 03/29/25 (Ê)	249	249	Southcross Energy Partners LP 1st Lien
Plantronics, Inc. Term Loan B			Term Loan B
0.000% due 05/30/25 (~)(Ê)(v)	125	125	6.584% due 08/04/21 (Ê)	65	55
Post Holdings, Inc. Incremental Term			Southwire Co. Term Loan B
Loan B			4.079% due 05/15/25 (Ê)	142	142
4.070% due 05/24/24 (Ê)	252	252	Sprint Communications, Inc. 1st Lien
Pre-Paid Legal Services, Inc. 1st Lien			Term Loan B
Term Loan			4.625% due 02/02/24 (Ê)	504	503
5.342% due 04/13/25 (Ê)	125	125	Station Casinos LLC 1st Lien Term
Quest Software US Holdings, Inc. 1st			Loan B
Lien Term Loan			4.580% due 06/08/23 (Ê)	254	255
6.576% due 05/17/25 (Ê)	375	373	Steak n Shake Operations, Inc. Term
Quintiles IMS, Inc. 1st Lien Term Loan			Loan
B2			5.830% due 03/19/21 (Ê)	299	257
4.334% due 01/18/25 (Ê)	253	253	Tempo Acquisition LLC Term Loan B
Rackspace Hosting, Inc. 1st Lien Term			5.077% due 05/01/24 (Ê)	252	253
Loan
5.363% due 11/03/23 (Ê)	2,287	2,275	Tenneco, Inc. 1st Lien Term Loan B
Radiate Holdco LLC 1st Lien Term			0.000% due 06/14/25 (~)(Ê)(v)	480	479
Loan B			TerraForm AP Acquisition Holdings LLC
5.077% due 02/01/24 (Ê)	124	123	Term Loan B
			6.584% due 06/26/22 (Ê)	629	630

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 411

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
TKC Holdings, Inc. 1st Lien Term Loan			Series 2015-67 Class IA
5.830% due 02/01/23 (Ê)	252	252	Interest Only STRIP
TKC Holdings, Inc. 2nd Lien Term Loan			3.000% due 09/25/40	16,815	1,570
10.080% due 02/01/24 (Ê)	63	62	Series 2018-54 Class IO
TMS International Corp. 1st Lien Term			Interest Only STRIP
Loan B2			5.500% due 08/25/48 (Š)	15,286	3,344
4.827% due 08/14/24 (Ê)	243	243	Series 2018-62 Class SB
Trader Corp. Term Loan B			Interest Only STRIP
5.072% due 09/28/23 (Ê)	234	234	4.130% due 09/25/48	8,250	1,403
TransDigm, Inc. Term Loan			Fannie Mae REMICS
4.577% due 06/09/23 (Ê)	252	252	Series 2010-35 Class SG
TruGreen, LP Term Loan			Interest Only STRIP
6.078% due 04/13/23 (Ê)	505	507	5.418% due 04/25/40 (Ê)	2,399	392
Uber Technologies, Inc. 1st Lien Term			Series 2010-99 Class NI
Loan			Interest Only STRIP
6.100% due 03/22/25 (Ê)	140	141	6.000% due 09/25/40	4,512	998
United Airlines, Inc. Term Loan B			Series 2011-101 Class SA
3.827% due 04/01/24 (Ê)	252	251	Interest Only STRIP
UPC Financing Partnership 1st Lien			5.129% due 10/25/41 (Ê)	3,907	516
Term Loan AR
4.572% due 01/15/26 (Ê)	179	178	Series 2011-134 Class SP
			Interest Only STRIP
USI, Inc. Term Loan B			4.040% due 02/25/41 (Ê)	6,430	668
Series 0001
5.334% due 05/16/24 (Ê)	456	454	Series 2012-49 Class QI
			Interest Only STRIP
Vantiv LLC Term Loan B4			4.500% due 12/25/40	3,316	491
3.824% due 08/20/24 (Ê)	758	757
Varisty Brands, Inc. Term Loan B			Series 2012-62 Class MI
			Interest Only STRIP
5.577% due 11/29/24 (Ê)	89	89	4.000% due 03/25/41	1,258	169
Verdesian Life Sciences LLC Term Loan
7.342% due 07/01/20 (Ê)	122	115	Series 2012-103 Class SD
VICI Properties, Inc. 1st Lien Term			Interest Only STRIP
Loan B			4.813% due 09/25/42 (Ê)	3,602	604
4.081% due 12/15/24 (Ê)	125	125	Series 2012-116 Class SA
W3 TopCo LLC 1st Lien Term Loan			Interest Only STRIP
7.693% due 03/08/22 (Ê)	2	2	5.329% due 10/25/42 (Ê)	2,436	472
8.072% due 03/08/22 (Ê)	320	317	Series 2012-124 Class JI
Weatherford International, Ltd. Term			Interest Only STRIP
Loan			3.500% due 11/25/42	6,957	897
3.505% due 07/13/20 (Ê)	117	115	Series 2012-151 Class IM
Weight Watchers International, Inc. 1st			Interest Only STRIP
Lien Term Loan B			5.000% due 04/25/42	3,854	786
6.450% due 11/29/24 (Ê)	13	13	Series 2012-4016 Class SC
7.090% due 11/29/24 (Ê)	65	66	Interest Only STRIP
William Morris Endeavor Entertainment			4.603% due 03/15/42 (Ê)	2,481	380
LLC 1st Lien Term Loan B			Series 2013-27 Class PI
4.930% due 05/29/25 (Ê)	125	124	Interest Only STRIP
WMG Acquisition Corp. Term Loan F			3.000% due 12/25/41	2,006	144
4.202% due 11/01/23 (Ê)	125	124	Series 2013-35 Class IP
Wyndham Hotels & Resorts, Inc. 1st			Interest Only STRIP
Lien Term Loan B			3.000% due 06/25/42	1,032	77
3.827% due 05/30/25 (Ê)	175	175	Series 2013-35 Class PI
		55,400	Interest Only STRIP
Mortgage-Backed Securities - 18.1%			3.000% due 02/25/42	1,001	74
Blackstone Mortgage Trust, Inc.			Series 2013-40 Class YI
4.375% due 05/05/22	461	454	Interest Only STRIP
Fannie Mae			3.500% due 06/25/42	1,398	162
30 Year TBA(Ï)			Series 2013-41 Class SP
3.000%	42,000	40,483	Interest Only STRIP
3.500%	69,000	68,307	5.422% due 06/25/40 (Ê)	892	62
4.000%	54,000	54,816	Series 2013-48 Class BI
4.000% (Š)	12,763	2,086	Interest Only STRIP
6.880% (Š)	17,041	3,003	5.000% due 05/25/28	5,536	548
Series 2013-7 Class SA			Series 2013-57 Class IQ
Interest Only STRIP			Interest Only STRIP
4.636% due 02/25/43 (Ê)	9,310	1,740	3.000% due 06/25/41	1,179	139

See accompanying notes which are an integral part of this quarterly report.

412 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-67 Class IL			Series 2017-112 Class SG
Interest Only STRIP			Interest Only STRIP
6.500% due 07/25/43	5,793	1,272	4.349% due 01/25/48 (Ê)	3,947	577
Series 2013-107 Class SB			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
4.713% due 02/25/43 (Ê)	4,501	745	5.000% due 01/25/38	2,657	429
Series 2014-35 Class CS			Series 2017-4666 Class AI
Interest Only STRIP			Interest Only STRIP
4.190% due 06/25/44 (Ê)	6,342	832	3.000% due 09/15/35	3,700	286
Series 2015-34 Class QI			Series 2017-4679 Class CI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/25/45	1,653	340	3.500% due 07/15/42	420	56
Series 2015-66 Class AS			Series 2018-1 Class AI
Interest Only STRIP			Interest Only STRIP
4.379% due 09/25/45 (Ê)	4,210	543	5.000% due 02/25/48	7,220	1,698
Series 2015-68 Class DI			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/25/45	4,424	942	5.000% due 02/25/48	1,978	405
Series 2015-69 Class IO			Series 2018-3 Class PI
Interest Only STRIP			Interest Only STRIP
6.000% due 09/25/45	4,113	826	4.000% due 02/25/48	2,639	518
Series 2015-73 Class PI			Series 2018-11 Class KI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/25/45	10,575	1,679	4.000% due 03/25/48	7,176	1,563
Series 2016-50 Class SM			Series 2018-14 Class KI
Interest Only STRIP			Interest Only STRIP
4.203% due 08/25/46 (Ê)	6,112	782	6.000% due 03/25/48	7,814	1,849
Series 2016-59 Class PI			Series 2018-36 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 09/25/46	3,577	720	5.000% due 06/25/48	3,260	677
Series 2016-83 Class BS			Series 2018-36 Class SD
Interest Only STRIP			Interest Only STRIP
4.203% due 11/25/46 (Ê)	8,999	1,219	4.373% due 06/25/48 (Ê)	10,175	1,395
Series 2016-95 Class BI			Series 2018-47 Class SA
Interest Only STRIP			Interest Only STRIP
4.500% due 07/25/40	2,421	457	4.210% due 07/25/48 (Ê)	4,566	641
Series 2016-102 Class JI			Fannie Mae Strips
Interest Only STRIP			Series 2009-397
3.500% due 02/25/46	414	69	Interest Only STRIP
Series 2016-104 Class NI			5.000% due 09/25/39	679	136
Interest Only STRIP			Series 2010-404
5.000% due 04/25/38	356	6	Interest Only STRIP
Series 2017-2 Class KI			4.500% due 05/25/40	531	114
Interest Only STRIP			Freddie Mac
4.000% due 02/25/47	2,909	579	Series 2011-3919 Class SA
Series 2017-8 Class SB			Interest Only STRIP
Interest Only STRIP			4.941% due 09/15/41 (Ê)	5,173	765
4.203% due 02/25/47 (Ê)	8,421	1,146	Series 2017-4749 Class IP
Series 2017-48 Class LI			Interest Only STRIP
Interest Only STRIP			4.000% due 02/15/47	8,386	1,519
4.000% due 05/25/47	1,239	243	Freddie Mac REMICS
Series 2017-72 Class GI			Series 2010-109 Class IM
Interest Only STRIP			Interest Only STRIP
4.000% due 08/25/47	1,587	314	5.500% due 09/25/40	6,727	1,319
Series 2017-74 Class JI			Series 2010-3714 Class KI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/25/47	752	150	4.500% due 11/15/39	571	66
Series 2017-75 Class NI			Series 2010-3747 Class SA
Interest Only STRIP			Interest Only STRIP
5.000% due 11/25/46	2,443	499	5.511% due 10/15/40 (Ê)	1,082	162
Series 2017-78 Class KI			Series 2011-3927 Class IP
Interest Only STRIP			Interest Only STRIP
3.500% due 10/25/47	4,824	958	4.500% due 06/15/40	1,414	180
Series 2017-82 Class NI			Series 2012-3829 Class AS
Interest Only STRIP			Interest Only STRIP
4.000% due 10/25/47	6,875	1,262	5.961% due 03/15/41 (Ê)	1,291	213

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 413

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-3981 Class WS			Series 2017-4663 Class TI
Interest Only STRIP			Interest Only STRIP
5.323% due 05/15/41 (Ê)	693	92	3.500% due 10/15/42	1,915	259
Series 2012-3984 Class DS			Series 2017-4678 Class MS
Interest Only STRIP			Interest Only STRIP
4.961% due 01/15/42 (Ê)	1,592	211	5.107% due 04/15/47 (Ê)	1,384	258
Series 2012-4000 Class LI			Series 2017-4697 Class PI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/15/42	1,592	243	3.500% due 09/15/45	1,260	197
Series 2012-4033 Class SC			Series 2017-4697 Class YI
Interest Only STRIP			Interest Only STRIP
5.316% due 10/15/36 (Ê)	860	72	3.500% due 07/15/47	4,666	909
Series 2012-4074 Class KS			Series 2017-4707 Class AI
Interest Only STRIP			Interest Only STRIP
5.788% due 02/15/41 (Ê)	1,761	252	4.000% due 07/15/47	904	169
Series 2012-4106 Class DS			Series 2017-4731 Class QS
Interest Only STRIP			Interest Only STRIP
4.527% due 09/15/42 (Ê)	13,684	2,648	4.613% due 11/15/47 (Ê)	2,747	463
Series 2013-4182 Class PI			Series 2018-4760 Class IG
Interest Only STRIP			Interest Only STRIP
3.000% due 12/15/41	3,001	219	5.000% due 02/15/48	1,794	369
Series 2013-4265 Class SD			Series 2018-4766 Class GI
Interest Only STRIP			Interest Only STRIP
4.513% due 01/15/35 (Ê)	4,495	598	4.000% due 03/15/44	7,721	1,093
Series 2013-4267 Class CS			Series 2018-4801 Class IG
Interest Only STRIP			Interest Only STRIP
4.816% due 05/15/39 (Ê)	844	60	3.000% due 06/15/48	10,075	1,928
Series 2014-4299 Class JI			Series 2018-4813 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 07/15/43	1,705	287	5.500% due 08/15/48	11,116	2,478
Series 2015-4425 Class EI			Freddie Mac Strips
Interest Only STRIP			Series 2014-324 Class C21
4.000% due 01/15/45	3,795	824	Interest Only STRIP
Series 2015-4452 Class QI			6.000% due 06/15/39	913	233
Interest Only STRIP			Ginnie Mae
4.000% due 11/15/44	4,148	1,065	Series 2009-121 Class DI
Series 2015-4510 Class HI			Interest Only STRIP
Interest Only STRIP			4.500% due 12/16/39	2,550	512
3.000% due 03/15/40	3,104	305	Series 2010-3 Class MS
Series 2015-4530 Class TI			Interest Only STRIP
Interest Only STRIP			6.018% due 11/20/38 (Ê)	1,809	76
4.000% due 11/15/45	1,139	237	Series 2010-14 Class BV
Series 2016-4560 Class IO			Interest Only STRIP
Interest Only STRIP			4.691% due 02/16/40 (Ê)	7,718	986
5.802% due 05/15/39 (~)(Ê)	2,265	463	Series 2010-35 Class QI
Series 2016-4568 Class IC			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/40	8,482	1,840
4.500% due 09/15/43	2,241	453	Series 2010-62 Class SD
Series 2016-4585 Class QI			Interest Only STRIP
Interest Only STRIP			5.512% due 05/20/40 (Ê)	2,804	424
3.500% due 04/15/46	5,652	1,004	Series 2010-134 Class ES
Series 2016-4591 Class QI			Interest Only STRIP
Interest Only STRIP			5.022% due 11/20/39 (Ê)	2,527	207
3.500% due 04/15/46	1,166	196	Series 2010-144 Class LS
Series 2016-4601 Class PI			Interest Only STRIP
Interest Only STRIP			5.663% due 07/16/37 (Ê)	200	3
4.500% due 12/15/45	1,132	244	Series 2010-H19 Class BI
Series 2016-4604 Class QI			Interest Only STRIP
Interest Only STRIP			1.460% due 08/20/60 (~)(Ê)	3,774	239
3.500% due 07/15/46	7,223	1,150	Series 2010-H22 Class CI
Series 2017-4663 Class KI			Interest Only STRIP
Interest Only STRIP			2.365% due 10/20/60 (~)(Ê)	3,849	197
3.500% due 11/15/42	1,842	234	Series 2011-17 Class S
Series 2017-4663 Class PI			Interest Only STRIP
Interest Only STRIP			5.072% due 02/20/41 (Ê)	5,508	770
4.000% due 03/15/47	1,736	344

See accompanying notes which are an integral part of this quarterly report.

414 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-22 Class PS			Series 2014-H18 Class CI
Interest Only STRIP			Interest Only STRIP
5.022% due 07/20/40 (Ê)	2,678	215	1.549% due 09/20/64 (~)(Ê)(Š)	5,072	444
Series 2011-H15 Class AI			Series 2014-H25 Class BI
Interest Only STRIP			Interest Only STRIP
1.570% due 06/20/61 (~)(Ê)	772	42	1.646% due 12/20/64 (~)(Ê)	2,233	181
Series 2012-104 Class QI			Series 2015-25 Class PI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/42	1,386	338	3.500% due 01/20/45	3,758	660
Series 2012-136 Class BI			Series 2015-79 Class CI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/42	4,640	932	4.000% due 05/20/45	5,152	1,034
Series 2012-140 Class IC			Series 2015-99 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/42	1,962	403	6.000% due 07/20/45	4,265	1,078
Series 2012-H23 Class WI			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
1.568% due 10/20/62 (~)(Ê)	3,986	195	4.000% due 05/20/45	1,626	289
Series 2013-5 Class BI			Series 2015-167 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/43	7,994	1,580	4.500% due 04/16/45	1,102	255
Series 2013-18 Class GI			Series 2015-187 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/41	6,032	624	4.000% due 03/20/45	2,931	555
Series 2013-62 Class I			Series 2015-H04 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/43	3,541	593	2.091% due 12/20/64 (~)(Ê)	1,238	105
Series 2013-77 Class UI			Series 2015-H22 Class HI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/41	1,067	155	2.033% due 08/20/65 (~)(Ê)	677	67
Series 2013-104 Class YS			Series 2015-H29 Class HI
Interest Only STRIP			Interest Only STRIP
4.916% due 07/16/43 (Ê)	6,275	807	2.094% due 09/20/65 (~)(Ê)	715	63
Series 2013-187 Class IO			Series 2016-42 Class IO
Interest Only STRIP			Interest Only STRIP
4.500% due 11/20/39	515	44	5.000% due 02/20/46	429	93
Series 2013-H14 Class XI			Series 2016-47 Class CI
Interest Only STRIP			Interest Only STRIP
1.650% due 03/20/63 (~)(Ê)	2,208	117	4.000% due 09/20/45	584	97
Series 2013-H24 Class AI			Series 2016-49 Class IO
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)	2,256	102	4.500% due 11/16/45	2,109	467
Series 2014-5 Class LS			Series 2016-77 Class SC
Interest Only STRIP			Interest Only STRIP
5.241% due 06/16/43 (Ê)	8,285	1,387	5.574% due 10/20/45 (Ê)	1,350	206
Series 2014-58 Class SA			Series 2016-77 Class SL
Interest Only STRIP			Interest Only STRIP
4.869% due 04/20/44 (Ê)	398	52	5.157% due 03/20/43 (Ê)	1,688	180
Series 2014-69 Class IG			Series 2016-111 Class IP
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/43	807	162	3.500% due 08/20/46	6,081	780
Series 2014-69 Class PI			Series 2016-111 Class PI
Interest Only STRIP			Interest Only STRIP
5.000% due 04/20/44	6,747	1,342	3.500% due 06/20/45	5,828	857
Series 2014-98 Class AI			Series 2016-123 Class IQ
Interest Only STRIP			Interest Only STRIP
4.500% due 10/20/41	1,917	221	5.000% due 07/20/39	1,269	129
Series 2014-116 Class IL			Series 2016-123 Class LI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	1,641	306	3.500% due 03/20/44	5,678	778
Series 2014-H09 Class AI			Series 2016-134 Class MI
Interest Only STRIP			Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)	5,837	289	3.000% due 01/20/43	2,093	227
Series 2014-H13 Class BI			Series 2016-150 Class I
Interest Only STRIP			Interest Only STRIP
1.584% due 05/20/64 (~)(Ê)	8,233	463	5.000% due 11/20/46	746	150

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 415

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-154 Class AI			Series 2017-113 Class IE
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/41	2,969	122	5.500% due 07/20/47	2,644	634
Series 2016-161 Class GI			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
5.000% due 11/16/46	3,721	802	4.000% due 08/20/47	666	122
Series 2016-167 Class SB			Series 2017-130 Class NI
Interest Only STRIP			Interest Only STRIP
5.219% due 04/20/38 (Ê)	994	36	3.500% due 01/20/47	1,315	235
Series 2016-168 Class AI			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	1,082	126	4.500% due 09/20/47	694	145
Series 2016-H04 Class KI			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
1.875% due 02/20/66 (~)(Ê)(Š)	1,134	89	3.500% due 09/20/47	1,626	273
Series 2016-H06 Class AI			Series 2017-165 Class IM
Interest Only STRIP			Interest Only STRIP
2.068% due 02/20/66 (~)(Ê)	2,401	220	3.500% due 11/20/47	1,168	222
Series 2016-H13 Class EI			Series 2017-174 Class IC
Interest Only STRIP			Interest Only STRIP
2.030% due 04/20/66 (~)(Ê)(Š)	10,756	1,183	5.500% due 02/20/47	5,734	1,328
Series 2016-H22 Class IO			Series 2017-179 Class WI
Interest Only STRIP			Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)	6,692	651	5.000% due 12/20/47	811	183
Series 2016-H24 Class AI			Series 2017-H01 Class AI
Interest Only STRIP			Interest Only STRIP
2.351% due 11/20/66 (~)(Ê)(Š)	8,129	1,031	2.160% due 12/20/66 (~)(Ê)(Š)	12,746	1,434
Series 2016-H24 Class DI			Series 2017-H02 Class BI
Interest Only STRIP			Interest Only STRIP
2.209% due 11/20/66 (~)(Ê)	2,897	402	2.301% due 01/20/67 (~)(Ê)	685	97
Series 2017-17 Class DI			Series 2017-H03 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/43	973	134	2.236% due 12/20/66 (~)(Ê)	9,723	1,348
Series 2017-26 Class EI			Series 2017-H03 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/40	3,145	539	2.195% due 12/20/66 (~)(Ê)	2,687	365
Series 2017-26 Class IM			Series 2017-H04 Class AI
Interest Only STRIP			Interest Only STRIP
6.500% due 02/20/47	5,243	1,252	2.370% due 02/20/67 (~)(Ê)	12,451	1,640
Series 2017-26 Class MI			Series 2017-H04 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/39	29,431	6,607	2.403% due 02/20/67 (~)(Ê)	7,506	1,013
Series 2017-42 Class IC			Series 2017-H05 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	10,287	2,308	2.525% due 01/20/67 (~)(Ê)(Š)	10,111	1,302
Series 2017-45 Class IM			Series 2017-H05 Class CI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/44	720	130	2.495% due 02/20/67 (~)(Ê)	2,795	416
Series 2017-52 Class DI			Series 2017-H06 Class EI
Interest Only STRIP			Interest Only STRIP
5.500% due 04/20/47	3,184	659	1.565% due 02/20/67 (~)(Ê)	5,352	443
Series 2017-66 Class JI			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/47	16,905	3,067	2.377% due 02/20/67 (~)(Ê)	2,554	411
Series 2017-68 Class CI			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/16/47	2,503	581	2.236% due 02/20/67 (~)(Ê)	1,121	148
Series 2017-68 Class IL			Series 2017-H09 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	773	131	1.823% due 03/20/67 (~)(Ê)	4,618	580
Series 2017-87 Class IO			Series 2017-H09 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/46	426	73	1.774% due 04/20/67 (~)(Ê)	5,493	581
Series 2017-99 Class AI			Series 2017-H11 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	539	94	1.848% due 05/20/67 (~)(Ê)	995	159

See accompanying notes which are an integral part of this quarterly report.

416 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H13 Class QI			Series 2018-H02 Class PI
Interest Only STRIP			Interest Only STRIP
2.094% due 06/20/67 (~)(Ê)(Š)	12,994	1,657	2.033% due 02/20/68 (~)(Ê)	10,211	1,392
Series 2017-H14 Class JI			Series 2018-H03 Class XI
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	455	71	2.028% due 02/20/68 (~)(Ê)	4,654	753
Series 2017-H15 Class CI			Series 2018-H04 Class GI
Interest Only STRIP			Interest Only STRIP
1.637% due 06/20/67 (~)(Ê)	6,861	537	1.778% due 02/20/68 (~)(Ê)	6,976	597
Series 2017-H16 Class FI			Series 2018-H04 Class IO
Interest Only STRIP			Interest Only STRIP
2.290% due 08/20/67 (~)(Ê)(Š)	13,589	1,631	1.731% due 02/20/68 (~)(Ê)	2,881	388
Series 2017-H16 Class HI			Series 2018-H05 Class ID
Interest Only STRIP			Interest Only STRIP
1.632% due 08/20/67 (~)(Ê)	725	70	1.865% due 03/20/68 (~)(Ê)	3,360	482
Series 2017-H16 Class IB			Series 2018-H06 Class KI
Interest Only STRIP			Interest Only STRIP
1.800% due 08/20/67 (~)(Ê)	3,234	337	1.453% due 04/20/68 (~)(Ê)	3,822	541
Series 2017-H16 Class IH			Ginnie Mae II
Interest Only STRIP			30 Year TBA(Ï)
1.695% due 07/20/67 (~)(Ê)	29,270	2,725	4.500%	2,000	2,077
Series 2017-H18 Class CI			Ginnie Mae REMICS
Interest Only STRIP			Class AI
2.203% due 09/20/67 (~)(Ê)	568	90	Interest Only STRIP
Series 2017-H19 Class MI			3.500% due 01/20/39	6,091	514
Interest Only STRIP			Class IA
2.007% due 04/20/67 (~)(Ê)	9,031	1,035	Interest Only STRIP
Series 2017-H20 Class HI			4.000% due 01/16/43	1,653	267
Interest Only STRIP			Series 2009-121 Class CI
2.067% due 10/20/67 (~)(Ê)	3,414	502	Interest Only STRIP
Series 2017-H22 Class GI			4.500% due 12/16/39	4,327	998
Interest Only STRIP			Series 2010-35 Class UI
2.032% due 10/20/67 (~)(Ê)	8,354	1,174	Interest Only STRIP
Series 2017-H22 Class KI			5.000% due 03/20/40	7,819	1,768
Interest Only STRIP			Series 2010-127 Class NI
2.042% due 11/20/67 (~)(Ê)	2,933	396	Interest Only STRIP
Series 2017-H23 Class KI			4.000% due 02/20/39	1,198	103
Interest Only STRIP			Series 2010-167 Class SG
1.641% due 11/20/67 (~)(Ê)	16,221	1,360	Interest Only STRIP
Series 2018-18 Class HS			5.237% due 08/16/38 (Ê)	5,856	285
Interest Only STRIP			Series 2011-135 Class DI
1.667% due 02/20/48 (Ê)	19,353	654	Interest Only STRIP
Series 2018-21 Class IN			5.000% due 04/16/40	4,307	1,059
Interest Only STRIP			Series 2011-137 Class MI
5.000% due 02/20/48	6,430	1,406	Interest Only STRIP
Series 2018-33 Class IO			4.000% due 01/20/41	1,564	225
Interest Only STRIP			Series 2011-156 Class SK
4.000% due 02/20/48	3,454	765	Interest Only STRIP
Series 2018-H01 Class AI			6.068% due 04/20/38 (Ê)	2,550	410
Interest Only STRIP			Series 2012-97 Class LS
2.086% due 01/20/68 (~)(Ê)	5,126	769	Interest Only STRIP
Series 2018-H01 Class CI			5.461% due 03/16/42 (Ê)	6,817	939
Interest Only STRIP			Series 2012-103 Class CI
1.652% due 01/20/68 (~)(Ê)	4,280	445	Interest Only STRIP
Series 2018-H01 Class KI			3.500% due 08/16/42	3,844	780
Interest Only STRIP			Series 2012-129 Class IO
1.711% due 01/20/68 (~)(Ê)	8,666	990	Interest Only STRIP
Series 2018-H02 Class AI			4.500% due 11/16/42	1,217	288
Interest Only STRIP			Series 2012-H06 Class AI
1.810% due 01/20/68 (~)(Ê)	4,011	595	Interest Only STRIP
Series 2018-H02 Class KI			1.361% due 01/20/62 (~)(Ê)	9,040	400
Interest Only STRIP			Series 2012-H10 Class AI
1.764% due 02/20/68 (~)(Ê)	7,832	803	Interest Only STRIP
Series 2018-H02 Class NI			1.219% due 12/20/61 (~)(Ê)	11,393	439
Interest Only STRIP
1.651% due 02/20/68 (~)(Ê)(Š)	8,349	1,085

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 417

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-H10 Class SI			Series 2015-186 Class AI
Interest Only STRIP			Interest Only STRIP
1.417% due 12/20/61 (~)(Ê)	6,058	442	4.000% due 12/20/45	4,001	817
Series 2012-H18 Class NI			Series 2015-H09 Class BI
Interest Only STRIP			Interest Only STRIP
1.489% due 08/20/62 (~)(Ê)	29,019	1,252	1.684% due 03/20/65 (~)(Ê)(Š)	650	51
Series 2013-23 Class IK			Series 2015-H10 Class CI
Interest Only STRIP			Interest Only STRIP
3.000% due 09/20/37	1,519	143	1.797% due 04/20/65 (~)(Ê)	1,581	150
Series 2013-67 Class IP			Series 2015-H13 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 04/16/43	4,561	899	2.194% due 06/20/65 (~)(Ê)(Š)	2,870	274
Series 2013-76 Class IO			Series 2015-H15 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/43	1,506	255	1.936% due 06/20/65 (~)(Ê)	1,125	110
Series 2013-79 Class PI			Series 2015-H18 Class IA
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/43	1,464	229	1.816% due 06/20/65 (~)(Ê)	3,074	214
Series 2013-H08 Class BI			Series 2015-H24 Class BI
Interest Only STRIP			Interest Only STRIP
1.715% due 03/20/63 (~)(Ê)	11,812	806	1.604% due 08/20/65 (~)(Ê)(Š)	2,120	102
Series 2014-20 Class SQ			Series 2015-H25 Class AI
Interest Only STRIP			Interest Only STRIP
5.319% due 07/20/43 (Ê)	596	71	1.614% due 09/20/65 (~)(Ê)(Š)	1,523	118
Series 2014-25 Class VI			Series 2015-H26 Class GI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/44	1,044	239	1.780% due 10/20/65 (~)(Ê)	870	81
Series 2014-137 Class ID			Series 2016-79 Class IO
Interest Only STRIP			Interest Only STRIP
5.500% due 09/16/44	1,962	431	3.500% due 06/20/46	2,994	531
Series 2014-139 Class NI			Series 2016-129 Class PI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/28	4,855	376	4.500% due 06/20/45	1,451	321
Series 2014-H22 Class DI			Series 2016-164 Class IO
Interest Only STRIP			Interest Only STRIP
1.374% due 11/20/64 (~)(Ê)	2,974	249	6.500% due 12/20/46	10,228	2,381
Series 2014-H24 Class BI			Series 2016-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.631% due 11/20/64 (~)(Ê)	14,610	1,276	1.701% due 01/20/66 (~)(Ê)	18,404	1,605
Series 2015-20 Class PI			Series 2016-H08 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/20/45	4,354	865	1.850% due 08/20/65 (~)(Ê)	6,755	574
Series 2015-24 Class AI			Series 2016-H13 Class MI
Interest Only STRIP			Interest Only STRIP
3.500% due 12/20/37	1,767	205	1.701% due 06/20/66 (~)(Ê)	9,376	376
Series 2015-111 Class IJ			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	11,363	1,962	2.194% due 06/20/66 (~)(Ê)	50,150	5,813
Series 2015-124 Class DI			Series 2016-H20 Class NI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/38	2,593	318	2.317% due 09/20/66 (~)(Ê)(Š)	17,080	1,879
Series 2015-131 Class MI			Series 2016-H21 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/45	3,161	570	2.265% due 09/20/66 (~)(Ê)(Š)	13,192	1,616
Series 2015-134 Class LI			Series 2016-H22 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/39	2,476	231	2.463% due 10/20/66 (~)(Ê)	8,045	978
Series 2015-162 Class BI			Series 2016-H24 Class KI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	2,923	433	2.515% due 11/20/66 (~)(Ê)	1,957	270
Series 2015-165 Class IC			Series 2016-H25 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/16/41	4,393	475	1.511% due 11/20/66 (~)(Ê)	5,592	316
Series 2015-167 Class MI			Series 2016-H27 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/20/45	4,945	1,126	2.344% due 12/20/66 (~)(Ê)	12,339	1,499

See accompanying notes which are an integral part of this quarterly report.

418 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-6 Class DI			Series 2017-176 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/44	6,805	827	3.500% due 05/20/45	5,460	885
Series 2017-17 Class EI			Series 2017-180 Class IP
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/44	1,683	245	3.500% due 11/20/46	4,934	808
Series 2017-38 Class DI			Series 2017-H02 Class HI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/47	2,252	499	2.153% due 01/20/67 (~)(Ê)	18,888	2,216
Series 2017-56 Class BI			Series 2017-H03 Class CI
Interest Only STRIP			Interest Only STRIP
6.000% due 04/16/47	3,980	1,039	2.490% due 12/20/66 (~)(Ê)(Š)	20,995	2,782
Series 2017-57 Class AI			Series 2017-H03 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 06/20/45	1,311	243	2.373% due 01/20/67 (~)(Ê)	1,916	284
Series 2017-66 Class KI			Series 2017-H06 Class BI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	8,167	1,287	2.256% due 02/20/67 (~)(Ê)	6,592	797
Series 2017-79 Class IB			Series 2017-H06 Class DI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/20/47	4,087	950	1.755% due 02/20/67 (~)(Ê)	5,824	520
Series 2017-93 Class IO			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/16/47	3,876	832	2.147% due 03/20/67 (~)(Ê)	6,858	817
Series 2017-99 Class PI			Series 2017-H09 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/20/46	2,643	514	1.695% due 03/20/67 (~)(Ê)	5,880	581
Series 2017-104 Class MI			Series 2017-H14 Class LI
Interest Only STRIP			Interest Only STRIP
5.500% due 07/16/47	6,125	1,639	2.354% due 06/20/67 (~)(Ê)(Š)	10,240	1,241
Series 2017-118 Class KI			Series 2017-H16 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/20/46	8,178	1,187	1.637% due 08/20/67 (~)(Ê)	10,156	1,083
Series 2017-123 Class IO			Series 2017-H18 Class FI
Interest Only STRIP			Interest Only STRIP
5.000% due 08/16/47	3,160	802	2.182% due 09/20/67 (~)(Ê)	12,852	1,892
Series 2017-123 Class JI			Series 2017-H18 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/46	4,251	733	2.436% due 08/20/67 (~)(Ê)(Š)	7,968	961
Series 2017-130 Class LI			Series 2017-H20 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 10/16/45	1,488	286	2.121% due 10/20/67 (~)(Ê)	8,711	1,234
Series 2017-132 Class ID			Series 2017-H20 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 12/20/43	2,395	280	2.119% due 10/20/67 (~)(Ê)	5,681	837
Series 2017-136 Class IG			Series 2017-H21 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/20/44	10,588	1,296	1.629% due 10/20/67 (~)(Ê)	21,669	1,957
Series 2017-136 Class IY			Series 2017-H22 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/20/45	11,443	2,592	2.084% due 11/20/67 (~)(Ê)	8,027	1,122
Series 2017-139 Class IG			Series 2017-H22 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	4,563	756	2.220% due 10/20/67 (~)(Ê)	4,714	578
Series 2017-141 Class ID			Series 2017-H25 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 07/20/47	6,417	1,056	1.816% due 11/20/67 (~)(Ê)(Š)	4,220	537
Series 2017-162 Class QI			Series 2018-1 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/47	4,672	1,068	4.500% due 01/20/48	4,445	1,009
Series 2017-164 Class IG			Series 2018-21 Class IH
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/44	7,723	924	4.500% due 02/20/48	12,997	2,935
Series 2017-174 Class IA			Series 2018-37 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	3,162	485	5.000% due 03/20/48	2,497	573

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 419

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2018-55 Class IC			UBS-Barclays Commercial Mortgage
Interest Only STRIP			Trust
3.500% due 04/20/48	3,228	619	Series 2013-C6 Class E
Series 2018-67 Class SC			3.500% due 04/10/46 (Å)		220	156
Interest Only STRIP			WFRBS Commercial Mortgage Trust
4.293% due 05/20/48 (Ê)	4,013	555	Series 2011-C4 Class E
Series 2018-77 Class IO			5.248% due 06/15/44 (~)(Ê)(Þ)		78	74
Interest Only STRIP						431,438
5.000% due 06/20/48	3,999	897	Non-US Bonds - 3.5%
Series 2018-84 Class IO			ADO Properties SA
Interest Only STRIP			Series 1-15
5.000% due 06/16/48	15,390	3,115	1.500% due 07/26/24	EUR	1,200	1,369
Series 2018-89 Class LS			Akelius Residential Property AB
Interest Only STRIP			1.750% due 02/07/25	EUR	590	681
4.154% due 06/20/48 (Ê)	5,811	773	America Movil SAB de CV
Series 2018-91 Class SJ			5.000% due 10/27/26	GBP	800	1,235
Interest Only STRIP			Ardagh Packaging Finance PLC /
4.173% due 07/20/48 (Ê)(Š)	19,982	2,872	Ardagh Holdings USA, Inc.
Series 2018-100 Class S			Series REGS
Interest Only STRIP			4.750% due 07/15/27	GBP	640	814
4.115% due 07/20/48 (Ê)	12,522	1,754	Banco de Sabadell SA
Series 2018-H01 Class XI			0.875% due 03/05/23	EUR	400	462
Interest Only STRIP			Bank of Ireland
2.076% due 01/20/68 (~)(Ê)	5,876	934	7.375% due 12/29/49 (Ê)(ƒ)	EUR	200	254
Series 2018-H02 Class IM			Bankia SA
Interest Only STRIP			6.000% due 12/31/99 (Ê)(ƒ)	EUR	200	241
1.971% due 02/20/68 (~)(Ê)(Š)	16,712	2,632	BAWAG Group AG
Series 2018-H05 Class IE			5.000% due 12/31/99 (Ê)(ƒ)	EUR	200	217
Interest Only STRIP			BHP Billiton Finance, Ltd.
1.906% due 02/20/68 (~)(Ê)	6,251	834	6.500% due 10/22/77 (Ê)	GBP	760	1,134
Series 2018-H06 Class HI			Brazil Notas do Tesouro Nacional
Interest Only STRIP			Series NTNF
1.623% due 04/20/68 (~)(Ê)	4,514	424	10.000% due 01/01/21	BRL	560	154
Series 2018-H08 Class CI			10.000% due 01/01/25	BRL	6,693	1,735
Interest Only STRIP			10.000% due 01/01/27	BRL	4,796	1,218
1.842% due 05/20/68 (~)(Ê)	18,121	2,396	Chile Bonos de la Tesoreria
Series 2018-H08 Class FI			4.500% due 03/01/26	CLP	1,545,000	2,470
Interest Only STRIP			Colombian TES
1.478% due 06/20/68 (~)(Ê)	10,829	1,194	Series B
Series 2018-H08 Class IO			10.000% due 07/24/24	COP	4,028,900	1,648
Interest Only STRIP			Colombian Titulos de Tesoreria
1.822% due 06/20/68 (~)(Ê)	17,235	1,568	Series B
Series 2018-H09 Class EI			7.000% due 05/04/22	COP	7,772,700	2,796
Interest Only STRIP			Credit Suisse Group Funding, Ltd.
1.680% due 06/20/68 (~)(Ê)	12,037	1,722	2.750% due 08/08/25	GBP	1,420	1,847
Series 2018-H11 Class BI			Crown European Holdings SA
Interest Only STRIP			Series REGS
1.560% due 06/20/68 (~)(Ê)(Š)	6,849	873	2.875% due 02/01/26	EUR	500	567
Series 2018-H11 Class CI			Czech Republic Government Bond
Interest Only STRIP			Series 94
1.656% due 07/20/68 (~)(Ê)(Š)	13,578	1,816	0.950% due 05/15/30	CZK	15,100	591
ML-CFC Commercial Mortgage Trust			Series 97
Series 2006-4 Class C			0.450% due 10/25/23	CZK	54,820	2,347
5.324% due 12/12/49 (~)(Ê)	439	429	DBS Group Holdings, Ltd.
Morgan Stanley Bank of America Merrill			Series GMTN
Lynch Trust			1.500% due 04/11/28 (Ê)	EUR	415	483
Series 2013-C12 Class E			DVB Bank SE
4.764% due 10/15/46 (~)(Å)(Ê)	818	677	1.250% due 09/15/21	EUR	600	710
Series 2014-C18 Class D			Electricite de France SA
3.389% due 10/15/47 (Å)	200	152	6.000% due 12/29/49 (Ê)(ƒ)	GBP	300	408
Morgan Stanley Capital I Trust			Enbridge, Inc.
Series 2011-C3 Class G			4.570% due 03/11/44	CAD	945	716
5.188% due 07/15/49 (~)(Å)(Ê)	338	292	Ferrovial Netherlands BV
Series 2012-C4 Class E			2.124% due 12/31/99 (Ê)(ƒ)	EUR	100	108
5.421% due 03/15/45 (~)(Å)(Ê)	741	633	Fiat Chrysler Finance Europe SA

See accompanying notes which are an integral part of this quarterly report.

420 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
Series GMTN				Series 0001
6.750% due 10/14/19	EUR	300	378	4.125% due 07/20/22	GBP	150	201
Galp Energia, SGPS SA				Republic of Argentina Government
1.000% due 02/15/23	EUR	600	687	International Bond
Gazprom OAO Via Gaz Capital SA				18.200% due 10/03/21	ARS	14,600	469
4.250% due 04/06/24	GBP	200	267	Republic of Colombia Government Bond
Global Switch Holdings, Ltd.				Series B
2.250% due 05/31/27	EUR	620	728	7.750% due 09/18/30	COP	5,137,700	1,881
Groupama SA				Republic of Turkey Government Bond
6.375% due 05/29/49 (Ê)(ƒ)	EUR	300	401	11.000% due 02/24/27	TRY	15,858	2,218
Heathrow Funding, Ltd.				Romania Government International Bond
6.750% due 12/03/26	GBP	1,050	1,801	Series 10Y
HSBC Holdings PLC				5.850% due 04/26/23	RON	5,100	1,353
5.750% due 12/20/27	GBP	340	527	Series 15YR
HT1 Funding GmbH				5.800% due 07/26/27	RON	1,400	376
1.819% due 07/29/49 (Ê)(ƒ)	EUR	160	178	Royal Bank of Scotland Group PLC
Indonesia Government International				5.500% due 11/29/49 (ƒ)	EUR	310	365
Bond				Russian Federal Bond - OFZ
Series REGS				Series 6212
2.625% due 06/14/28	EUR	395	485	7.050% due 01/19/28	RUB	290,404	4,493
Indonesia Treasury Bond				Scentre Group Trust 1 / Scentre Group
Series FR56				Trust 2
8.375% due 09/15/26	IDR	44,421,000	3,173	Series EMTn
Series FR72				1.750% due 04/11/28	EUR	590	697
8.250% due 05/15/36	IDR	41,348,000	2,855	SGSP (Australia) Assets Pty, Ltd.
International Game Technology PLC				5.125% due 02/11/21	GBP	110	156
4.125% due 02/15/20	EUR	250	305	Solvay Finance SA
Intesa Sanpaolo SpA				4.199% due 05/29/49 (Ê)(ƒ)	EUR	780	936
5.000% due 09/23/19	EUR	50	61	South Africa Government International
Jaguar Land Rover Automotive PLC				Bond
Series REGS				Series 2030
3.875% due 03/01/23	GBP	100	126	8.000% due 01/31/30	ZAR	42,991	3,039
LKQ European Holdings BV				Series 2037
Series REGS				8.500% due 01/31/37	ZAR	52,600	3,694
3.625% due 04/01/26	EUR	172	202	State Grid Overseas Investment, Ltd.
Matterhorn Telecom SA				Series REGS
Series REGS				1.250% due 05/19/22	EUR	635	756
4.000% due 11/15/27	EUR	100	111	TDF Infrastructure SAS
Mexican Bonos				2.875% due 10/19/22	EUR	1,200	1,503
Series M 20				Telecom Italia SpA
7.500% due 06/03/27	MXN	45,755	2,414	1.125% due 03/26/22	EUR	100	111
Series M				Telenet Finance Luxembourg Notes Sarl
5.750% due 03/05/26	MXN	57,400	2,727	Series REGS
7.750% due 05/29/31	MXN	36,782	1,964	3.500% due 03/01/28	EUR	500	559
Mexico Government International Bond				Tesco PLC
1.875% due 02/23/22	EUR	130	158	6.125% due 02/24/22	GBP	50	74
Mitsubishi UFJ Investor Services &				6.125% due 02/24/22	GBP	50	74
Banking SA				Thailand Government Bond
4.177% due 12/15/50 (Ê)	EUR	100	72	2.550% due 06/26/20	THB	105,830	3,228
Naturgas Energia Distribucion SA				2.000% due 12/17/22	THB	8,340	249
Series 0002				3.625% due 06/16/23	THB	111,940	3,588
2.065% due 09/28/27	EUR	815	943	Thyssenkrupp AG
NTPC, Ltd.				3.125% due 10/25/19	EUR	250	300
2.750% due 02/01/27	EUR	325	379	Turkey Government International Bond
Peruvian Government International Bond				12.400% due 03/08/28	TRY	713	109
Series REGS				Ubisoft Entertainment SA
6.350% due 08/12/28	PEN	5,435	1,774	1.289% due 01/30/23	EUR	800	933
6.900% due 08/12/37	PEN	1,250	413	UPCB Finance VII, Ltd.
Petrobras Global Finance BV				Series REGS
4.750% due 01/14/25	EUR	100	124	3.625% due 06/15/29	EUR	400	462
Petroleos Mexicanos				Virgin Media Secured Finance PLC
5.125% due 03/15/23	EUR	890	1,157	Series REGS
4.875% due 02/21/28	EUR	380	464	11.000% due 01/15/21 (~)(Ê)	GBP	100	148
PGH Capital PLC				5.000% due 04/15/27	GBP	470	604
6.625% due 12/18/25	GBP	300	434	Western Power Distribution PLC
Phoenix Group Holdings				3.625% due 11/06/23	GBP	710	977

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 421

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Wind Tre SpA				Hankook Tire Co. , Ltd.	22,923	912
Series REGS				Hibbett Sports, Inc. (Æ)	57,484	1,320
2.625% due 01/20/23	EUR	253	281	Hilton Worldwide Holdings, Inc.	5,186	408
Ziggo Secured Finance BV				Home Depot, Inc. (The)	651	129
Series REGS				Hyundai Mobis Co. , Ltd.	2,226	454
4.250% due 01/15/27	EUR	470	548	Hyundai Motor Co.	12,391	1,436
			83,895	Informa PLC	33,846	350
United States Government Treasuries - 0.3%				Ipsos SA	6,997	234
United States Treasury Notes				JD. com, Inc. - ADR(Æ)	60,356	2,164
2.875% due 05/15/28		1,700	1,688	Kering	3,520	1,876
4.750% due 02/15/37		40	50	Kia Motors Corp.	21,310	605
4.375% due 02/15/38		2,555	3,065	KOMEDA Holdings Co. , Ltd.	7,900	152
3.000% due 02/15/48		85	84	Koninklijke Philips NV	2,862	126
3.125% due 05/15/48		2,780	2,804	Kourakuen Holdings Corp.	8,900	129
				Kweichow Moutai Co. , Ltd. Class A	3,900	416
			7,691	L Brands, Inc.	15,266	483
Total Long-Term Investments				Largan Precision Co. , Ltd.	11,000	1,850
(cost $713,409)			710,959	Li Ning Co. , Ltd. (Æ)	1,860,500	2,030
Common Stocks - 40.2%				Libbey, Inc.	230,377	2,207
Consumer Discretionary - 4.0%				Localiza Rent a Car SA(Æ)	38,648	245
ABC-Mart, Inc.		400	22	Lowe's Cos. , Inc.	8,124	807
adidas AG - ADR		11,550	1,278	LVMH Moet Hennessy Louis Vuitton
Amazon. com, Inc. (Æ)		3,911	6,951	SE - ADR	3,782	1,321
Autobacs Seven Co. , Ltd.		13,100	225	Madison Square Garden Co. (The) Class	5,716	1,784
Bellway PLC		21,082	806	A(Æ)
BMC Stock Holdings, Inc. (Æ)		34,129	751	Maruzen CHI Holdings Co. , Ltd. (Æ)	33,300	111
CarMax, Inc. (Æ)		24,724	1,846	Matthews International Corp. Class A	18,648	980
Carter's, Inc.		7,633	800	MDC Partners, Inc. Class A(Æ)	357,812	1,825
Century Communities, Inc. (Æ)		12,619	385	Megacable Holdings SAB de CV	207,322	998
Chow Sang Sang Holdings International,				Melco Crown Entertainment, Ltd. - ADR	10,712	277
		89,000	156
Ltd.				MercadoLibre, Inc.	1,428	490
Chow Tai Fook Jewellery Group, Ltd.		593,200	587	MTU Aero Engines AG	277	59
Cie Financiere Richemont SA		5,113	449	Naspers, Ltd. Class N	2,134	525
Cie Generale des Etablissements				New Oriental Education & Technology
		6,043	778		5,685	489
Michelin SCA Class B				Group - ADR
Cineworld Group PLC		278,322	989	Next PLC	13,995	1,090
Coco's Japan Co. , Ltd.		2,600	54	Nike, Inc. Class B	23,566	1,812
Comcast Corp. Class A		55,146	1,973	Nissan Motor Co. , Ltd.	32,000	302
Continental AG		459	106	Pacific Textiles Holdings, Ltd.	213,000	179
Costco Wholesale Corp.		1,277	279	Pandora Media, Inc. (Æ)	79,309	535
Ctrip. com International, Ltd. - ADR(Æ)		8,096	333	Pandox AB	11,836	222
Daidoh, Ltd.		10,400	40	PetIQ, Inc. (Æ)	25,498	699
Daisyo Corp.		4,900	78	Peugeot SA	3,456	99
Del Taco Restaurants, Inc. (Æ)		74,936	970	Pico Far East Holdings, Ltd.	234,000	97
Diageo PLC		9,870	363	Puma SE	670	336
Dollar Tree, Inc. (Æ)		20,736	1,893	RELX PLC	5,317	116
Dollarama, Inc.		32,570	1,177	Renault SA	2,410	212
Duni AB(Þ)		9,726	125	Rinnai Corp.	300	26
eBay, Inc. (Æ)		29,160	975	Sankyo Co. , Ltd.	4,100	162
Eicher Motors, Ltd.		612	248	Sato Restaurant Systems Co. , Ltd.	18,600	167
E-MART, Inc.		9,390	1,836	Secom Co. , Ltd.	1,300	99
Estacio Participacoes SA		207,897	1,437	Sequential Brands Group, Inc. (Æ)	46,110	100
Fast Retailing Co. , Ltd.		1,300	570	Shimamura Co. , Ltd.	200	19
Ferrari NV		7,422	984	Sinclair Broadcast Group, Inc. Class A	59,907	1,546
First Cash Financial Services, Inc.		12,858	1,044	Singapore Press Holdings, Ltd.	83,000	178
FIT Hon Teng, Ltd. (Þ)		1,435,000	610	Skylark Co. , Ltd.	25,700	374
Floor & Decor Holdings, Inc. Class A(Æ)		5,324	254	Skyworth Digital Holdings, Ltd.	1,656,000	649
Foschini Group, Ltd. (The)		115,430	1,511	Spotify Technology SA(Æ)	3,395	621
Foundation Building Materials, Inc. (Æ)		26,761	388	Stockmann OYJ Abp Class B(Æ)	25,796	127
Fuji Electric Industry Co. , Ltd.		2,600	32	Sunny Optical Technology Group Co. ,	27,000	448
Galaxy Entertainment Group, Ltd.		338,000	2,714	Ltd.
General Motors Co.		74,790	2,835	Taylor Wimpey PLC	315,924	725
G-Foot Co. , Ltd.		4,700	33	Teleperformance - GDR	2,561	469
Goodyear Tire & Rubber Co. (The)		64,261	1,556	Television Broadcasts, Ltd.	39,900	124
Hangzhou Hikvision Digital Technology				Tile Shop Holdings, Inc.	90,485	751
		40,011	204
Co. , Ltd. Class A				TJX Cos. , Inc.	9,821	955

See accompanying notes which are an integral part of this quarterly report.

422 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Toho Co. , Ltd.	1,300	39	AltaGas, Ltd. - ADR	11,200	228
Tower International, Inc.	21,041	680	BP PLC	125,455	943
Toyota Motor Corp.	3,600	236	Cabot Oil & Gas Corp.	32,942	774
Treasury Wine Estates, Ltd.	30,122	412	Capital Power Corp.	13,996	284
TRI Pointe Group, Inc. (Æ)	63,076	894	Carrizo Oil & Gas, Inc. (Æ)	14,704	414
Tribune Media Co. Class A	7,693	260	Chevron Corp.	2,360	298
Ulta Salon Cosmetics & Fragrance, Inc.	7,825	1,912	Cloud Peak Energy, Inc. (Æ)	167,303	437
(Æ)			Denison Mines Corp. (Æ)	811,775	418
Under Armour, Inc. Class A(Æ)	11,506	230	Eclipse Resources Corp. (Æ)	279,211	450
USS Co. , Ltd.	7,400	140	EOG Resources, Inc.	12,248	1,579
Via Varejo SA	82,111	466	Exxon Mobil Corp.	28,315	2,308
Wal-Mart Stores, Inc.	3,408	304	Fission Uranium Corp. (Æ)	695,733	364
Walt Disney Co. (The)	15,192	1,725	Flotek Industries, Inc. (Æ)	134,442	417
Wayfair, Inc. Class A(Æ)	3,569	388	Galp Energia SGPS SA Class B	24,492	504
Weichai Power Co. , Ltd. Class H	753,000	925	Gazprom PJSC	1,357,297	3,124
Whirlpool Corp.	13,440	1,762	Green Plains, Inc.	67,710	1,124
Wynn Macau, Ltd.	339,600	1,004	Gulfport Energy Corp. (Æ)	262,784	3,025
Yamada Denki Co. , Ltd.	5,500	27	Hess Corp.	31,795	2,087
Yum! Brands, Inc.	6,389	507	Imperial Oil, Ltd.	5,966	204
Zalando SE(Æ)(Þ)	24,915	1,430	Itochu Enex Co. , Ltd.	18,600	181
Zensho Holdings Co. , Ltd.	8,700	194	Joban Kosan Co. , Ltd.	4,400	74
		94,611	JX Holdings, Inc.	12,700	93
			K&O Energy Group, Inc.	8,600	144
Consumer Staples - 1.3%			Kinder Morgan, Inc.	195,012	3,467
Altria Group, Inc.	4,901	288	Lukoil PJSC	52,380	3,752
Amorepacific Corp.	1,247	298	Mammoth Energy Services, Inc.	53,825	2,003
Archer-Daniels-Midland Co.	2,537	122	Marathon Petroleum Corp.	13,677	1,106
Astarta Holding NV(Æ)	35,714	317	Matrix Service Co. (Æ)	53,312	1,064
BrasilAgro - Co. Brasileira de			McDermott International, Inc. (Æ)	110,278	1,986
Propriedades Agricolas	48,323	181	NCS Multistage Holdings, Inc. (Æ)	40,343	640
China Yurun Food Group, Ltd. (Æ)	153,000	20	Neste OYJ	4,460	368
Church & Dwight Co. , Inc.	1,951	109	Nine Energy Service, Inc. (Æ)	17,842	521
CK Hutchison Holdings, Ltd.	22,500	244	Occidental Petroleum Corp.	43,142	3,621
Core-Mark Holding Co. , Inc.	16,032	388	Oil Refineries, Ltd.	865,975	399
CVS Health Corp.	1,352	88	OMV AB	2,862	162
Farmer Brothers Co. (Æ)	30,209	872	Parkland Fuel Corp.	8,943	242
Fomento Economico Mexicano SAB de			PetroChina Co. , Ltd. Class H	1,810,000	1,373
	5,021	493
CV - ADR			Phillips 66	6,471	798
Golden Agri-Resources, Ltd.	10,142,300	2,086	Plains All American Pipeline, LP	24,721	613
Greencore Group PLC Class A	335,992	783	PrairieSky Royalty, Ltd.	7,716	146
Greggs PLC	3,405	47	Range Resources Corp.	156,737	2,418
JM Smucker Co. (The)	6,440	716	Repsol SA - ADR	37,871	752
Kernel Holding SA(Þ)	28,054	389	Royal Dutch Shell PLC Class A	47,578	1,632
Keurig Dr Pepper, Inc.	1,235	30	Royal Dutch Shell PLC Class B	24,614	861
Kraft Heinz Co. (The)	3,747	226	Saipem SpA(Æ)	50,407	263
Lenta, Ltd. - GDR(Æ)	86,748	433	SBM Offshore NV	12,204	189
Mondelez International, Inc. Class A	15,573	676	Schlumberger, Ltd.	28,783	1,943
Paris Miki Holdings, Inc.	15,200	68	Select Energy Services, Inc. Class A(Æ)	40,761	623
PepsiCo, Inc.	5,534	636	Showa Shell Sekiyu KK	8,600	141
Pinnacle Foods, Inc.	56,770	3,771	Solaris Oilfield Infrastructure, Inc. Class
Post Holdings, Inc. (Æ)	23,535	2,037	A(Æ)	94,044	1,476
Procter & Gamble Co. (The)	10,532	852	Statoil ASA Class N	24,866	659
Shanghai Pharmaceuticals Holding Co. ,			Suncor Energy, Inc.	10,163	428
	690,500	1,835
Ltd. Class H			Tatneft PJSC - ADR	49,147	3,391
Shiseido Co. , Ltd.	12,900	950	TETRA Technologies, Inc. (Æ)(Þ)	331,147	1,427
Shoprite Holdings, Ltd. - ADR	22,568	374	TransAlta Renewables, Inc.	31,947	295
SUPERVALU, Inc. (Æ)	161,191	5,210	Tupras Turkiye Petrol Rafinerileri AS	78,558	1,719
The a2 Milk Co. , Ltd. (Æ)	33,776	242	Valero Energy Corp.	4,107	486
TreeHouse Foods, Inc. (Æ)	63,646	3,023	Williams Cos. , Inc. (The)	12,000	357
Tyson Foods, Inc. Class A	13,104	755	YPF SA - ADR(Æ)	156,981	2,606
WH Group, Ltd. (Þ)	1,558,000	1,250			63,509
Young & Co. 's Brewery PLC Class A	5,738	132

		29,941	Financial Services - 12.9%
			1st Source Corp.	2,904	164
Energy - 2.7%			Abu Dhabi Commercial Bank PJSC	367,385	708
Aker Solutions ASA(Æ)	52,104	108	Accordia Golf Trust(Æ)	275,700	121

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 423

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Activia Properties, Inc. (ö)	232	1,036	Brewin Dolphin Holdings PLC	97,454	449
ADO Properties SA(Þ)	19,586	1,118	Brixmor Property Group, Inc. (ö)	96,894	1,714
Aedas Homes SAU(Æ)(Þ)	12,673	449	Brookline Bancorp, Inc.	9,981	182
Aedifica(ö)	3,247	310	Brown & Brown, Inc.	4,254	124
Affiliated Managers Group, Inc.	924	148	BSB Bancorp, Inc. (Æ)	4,656	157
Aflac, Inc.	13,237	616	C&F Financial Corp.	4,031	252
Agree Realty Corp. (ö)	8,262	440	CA Immobilien Anlagen AG	12,190	427
Agricultural Bank of China, Ltd. Class H	9,024,000	4,367	Capital One Financial Corp.	11,461	1,081
AIA Group, Ltd.	218,000	1,909	Capitol Federal Financial, Inc.	25,898	338
Aldar Properties PJSC	1,639,137	907	CBRE Group, Inc. Class A(Æ)	26,776	1,333
Alleghany Corp.	184	116	Cedar Realty Trust, Inc. (ö)	244,975	1,166
Alliance Data Systems Corp.	4,245	955	Central Pacific Financial Corp.	58,265	1,606
Allied Properties HK, Ltd.	716,000	163	Century Bancorp, Inc. Class A	4,236	328
Allied Properties Real Estate Investment	39,830	1,300	Charles Schwab Corp. (The)	40,492	2,068
Trust(ö)			Charter Hall Group - ADR(ö)	197,645	981
Allstate Corp. (The)	1,451	138	Chemung Financial Corp.	2,687	121
Ally Financial, Inc.	6,870	184	China CITIC Bank Corp. , Ltd. Class H	1,846,000	1,183
alstria office AG(ö)	27,935	434	China Construction Bank Corp. Class H	2,689,000	2,435
American Express Co.	13,064	1,300	China Everbright, Ltd.	424,000	749
American Financial Group, Inc.	1,065	120	China Resources Land, Ltd.	164,000	602
American International Group, Inc.	67,856	3,746	Chubb, Ltd.	7,500	1,048
American National Insurance Co.	886	114	CIFI Holdings Group Co. , Ltd.	1,000,000	650
American Tower Corp. (ö)	35,973	5,333	Cincinnati Financial Corp.	1,291	98
Ameris Bancorp	54,985	2,562	CIT Group, Inc.	12,261	649
Aozora Bank, Ltd.	3,300	123	Citigroup, Inc.	120,314	8,648
Apartment Investment & Management	28,766	1,227	Citizens & Northern Corp.	7,828	212
Co. Class A(ö)			CK Asset Holdings, Ltd.	288,000	2,203
Arch Capital Group, Ltd. (Æ)	4,683	143	Close Brothers Group PLC	6,452	134
Arlington Asset Investment Corp. Class	13,331	140	CME Group, Inc. Class A	13,533	2,153
A			CNO Financial Group, Inc.	85,117	1,732
Arrow Financial Corp.	1,800	70	Cohen & Steers, Inc.	2,889	121
Arthur J Gallagher & Co.	855	61	Commerce Bancshares, Inc.	990	66
Asian Pay Television Trust	462,400	141	Corporate Office Properties Trust(ö)	22,632	673
Associated Capital Group, Inc. Class A	1,733	65	Cousins Properties, Inc. (ö)	102,926	959
Assura PLC(ö)	1,065,720	792	Credicorp, Ltd.	1,658	379
Assured Guaranty, Ltd.	14,381	560	Credit Suisse Group AG(Æ)	50,932	821
Athene Holding, Ltd. Class A(Æ)	24,250	1,112	Crown Castle International Corp. (ö)	36,692	4,067
Aviva PLC	19,855	130	CyrusOne, Inc. (ö)	10,301	638
Banca Farmafactoring SpA(Þ)	20,408	127	Dah Sing Banking Group, Ltd.	124,800	265
Banca Popolare di Sondrio SCARL	50,299	218	Daiwa House REIT Investment Corp. (ö)	374	924
Banco de Sabadell SA - ADR	78,888	131	DBS Group Holdings, Ltd.	24,800	487
Banco Latinoamericano de Comercio	12,215	290	DDR Corp. (ö)	27,057	371
Exterior SA Class E			Derwent London PLC(ö)	19,763	810
Banco Macro SA - ADR	8,489	580
Banco Santander SA - ADR	87,516	490	Deutsche Bank AG	10,712	140
Bancolombia SA - ADR	15,903	730	Deutsche Pfandbriefbank AG(Þ)	15,440	242
Bank of America Corp.	78,756	2,432	Deutsche Wohnen SE	69,366	3,379
Bank of China, Ltd. Class H	5,345,000	2,505	Dexus Property Group(Æ)(ö)	210,574	1,575
Bank of East Asia, Ltd. (The)	53,600	213	Diamond Hill Investment Group, Inc. (Þ)	1,411	271
Bank of Georgia Group PLC	8,195	196	Digital Realty Trust, Inc. (ö)	19,228	2,335
Bank of Ireland Group PLC	10,600	91	Dime Community Bancshares, Inc.	16,250	280
Bank of New York Mellon Corp. (The)	9,819	525	Discover Financial Services	4,632	331
Bank of NT Butterfield & Son, Ltd. (The)	2,667	132	DNB ASA	41,348	835
Bank Rakyat Indonesia Persero Tbk PT	1,203,800	256	Douglas Emmett, Inc. (ö)	24,152	938
BankFinancial Corp.	17,167	287	Dundee Corp. Class A(Æ)(Þ)	82,535	93
Banner Corp.	34,354	2,163	EMC Insurance Group, Inc.	4,765	128
			Empire State Realty Trust, Inc. Class
BB&T Corp.	11,276	573		28,592	477
			A(ö)
Berkshire Hathaway, Inc. Class B(Æ)	6,129	1,213	Entegra Financial Corp. (Æ)	7,078	206
Big Yellow Group PLC(ö)	50,420	629	Entra ASA(Þ)	52,889	772
BlackRock Health Sciences Trust	68,939	373	Equinix, Inc. (Æ)(ö)	8,464	3,718
BlackRock, Inc. Class A	3,498	1,759	Equity LifeStyle Properties, Inc. Class
Blackstone Group, LP (The)	76,124	2,658	A(ö)	12,496	1,137
Boardwalk Real Estate Investment	46,886	1,649	Erste Group Bank AG(Æ)	869	38
Trust(ö)			ESSA Bancorp, Inc.	3,861	61
BOC Hong Kong Holdings, Ltd.	48,500	235	Essent Group, Ltd. (Æ)	23,627	907
BR Malls Participacoes SA(Æ)	170,422	452	Essex Property Trust, Inc. (ö)	9,324	2,242

See accompanying notes which are an integral part of this quarterly report.

424 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Etalon Group, Ltd. - GDR	387,214	1,083	kabu. com Securities Co. , Ltd.	4,000	13
Extra Space Storage, Inc. (ö)	29,409	2,764	KB Financial Group, Inc.	85,753	4,120
FactSet Research Systems, Inc.	1,396	281	KBC Ancora	1,609	88
FFP Partners, LP	1,620	217	Kearny Financial Corp. (Þ)	47,212	677
Fifth Third Bancorp	988	29	Kemper Corp.	31,540	2,517
First American Financial Corp.	829	46	Kennedy-Wilson Holdings, Inc.	106,832	2,233
First BanCorp	2,201	91	Kilroy Realty Corp. (ö)	24,625	1,796
First Business Financial Services, Inc.	5,116	122	Klepierre SA - GDR(ö)	27,977	1,055
First Financial Northwest, Inc.	10,511	186	L E Lundbergforetagen AB Class B	4,368	143
First Foundation, Inc. (Æ)	94,473	1,485	Ladder Capital Corp. Class A(ö)	101,956	1,630
Flagstar Bancorp, Inc. (Æ)	10,320	351	Legal & General Group PLC	25,210	87
FleetCor Technologies, Inc. (Æ)	4,101	890	LIC Housing Finance, Ltd.	26,291	203
Flushing Financial Corp.	6,316	158	Life Storage, Inc. (Æ)(ö)	8,183	785
FNF Group	1,137	46	Link Real Estate Investment Trust(ö)	257,500	2,552
Fonciere Des Regions(ö)	9,770	1,018	Lloyds Banking Group PLC	3,284,278	2,687
Franklin Resources, Inc.	35,067	1,203	Loews Corp.	2,990	152
Fulton Financial Corp.	110,392	1,915	LondonMetric Property PLC(ö)	204,740	506
Gecina SA(ö)	5,797	989	Longfor Properties Co. , Ltd.	223,000	629
GEO Group, Inc. (The)(ö)	58,871	1,524	M&T Bank Corp.	1,180	205
Getty Realty Corp. (ö)	80,742	2,313	Malvern Bancorp, Inc. (Æ)	2,992	74
GGP, Inc. (Æ)(ö)	29,003	618	Manulife Financial Corp.	5,302	98
Goldman Sachs Group, Inc. (The)	374	89	Marsh & McLennan Cos. , Inc.	2,423	202
Goodman Group(ö)	195,839	1,399	MasterCard, Inc. Class A	25,614	5,072
GPT Group (The)(ö)	275,583	1,055	Matsui Securities Co. , Ltd.	11,800	118
Gramercy Property Trust(ö)	36,582	1,002	MBIA, Inc. (Æ)	254,698	2,611
Great Eastern Holdings, Ltd.	4,700	96	Meridian Bancorp, Inc.	83,279	1,524
Grupo Financiero Galicia SA - ADR	14,794	527	Merlin Properties Socimi SA(ö)	88,408	1,307
Guoco Group, Ltd.	18,000	297	MGIC Investment Corp. (Æ)	154,998	1,934
Hana Financial Group, Inc.	96,796	3,895	MidWestOne Financial Group, Inc.	5,738	185
Hang Lung Properties, Ltd. - ADR	416,000	877	Miramar Hotel & Investment	71,000	135
Hang Seng Bank, Ltd.	10,800	294	Mitsubishi Estate Co. , Ltd.	48,400	842
Hannover Rueck SE	6,043	805	Mitsui Fudosan Co. , Ltd.	82,200	1,967
Hanover Insurance Group, Inc. (The)	8,143	1,021	Mizuho Financial Group, Inc.	74,200	129
Hartford Financial Services Group, Inc.	2,198	116	Morgan Stanley	23,784	1,203
HDFC Bank, Ltd. - ADR	6,940	717	Morningstar, Inc.	4,834	638
Hingham Institution for Savings	1,038	229	Moscow Exchange MICEX-RTS PJSC	301,114	496
HomeStreet, Inc. (Æ)	100,744	2,982	Muenchener Rueckversicherungs-	3,498	776
Hopewell Holdings, Ltd.	35,000	124	Gesellschaft AG in Muenchen
Horizon Bancorp	9,832	207	Nasdaq, Inc.	6,752	617
Host Hotels & Resorts, Inc. (ö)	101,557	2,127	National Bank Holdings Corp. Class A	41,603	1,647
HSBC Holdings PLC	95,429	914	Nelnet, Inc. Class A	3,231	190
ICICI Bank, Ltd.	597,801	2,643	New World Development Co. , Ltd.	698,000	994
Iguatemi Empresa de Shopping Centers			New York Community Bancorp, Inc.	26,916	290
SA	51,245	460	NewStar Financial, Inc. (Å)(Æ)(Š)	19,324	10
Immofinanz AG(Æ)	28,299	743	NexPoint Residential Trust, Inc. (ö)	25,122	752
IndusInd Bank, Ltd.	14,603	425	Nomura Real Estate Holdings, Inc.	53,600	1,170
Inmobiliaria Colonial Socimi SA(ö)	105,571	1,137	Nordea Bank AB	16,794	178
Interactive Brokers Group, Inc. Class A	46,212	2,766	Northfield Bancorp, Inc.	87,593	1,459
Intercontinental Exchange, Inc.	1,306	97	Northwest Bancshares, Inc.	13,876	250
International Bancshares Corp.	18,364	816	OceanFirst Financial Corp.	5,083	148
International. FCStone, Inc. (Æ)	2,977	160	Old Republic International Corp.	2,271	48
Intesa Sanpaolo SpA	81,565	251	Oppenheimer Holdings, Inc. Class A	9,044	267
Investment Technology Group, Inc.	2,771	61	Origin Bancorp, Inc.	24,867	1,010
Investors Bancorp, Inc.	76,634	959	Oritani Financial Corp.	24,708	395
Investors Real Estate Trust(ö)	144,644	793	ORIX Corp.	13,500	219
Invincible Investment Corp. (ö)	1,076	475	Orix JREIT, Inc. (ö)	685	1,068
Invitation Homes, Inc. (ö)	76,250	1,762	Oversea-Chinese Banking Corp. , Ltd.	15,800	135
IRB-Brasil Resseguros SA	82,001	1,167	Park National Corp.	541	59
Itau Unibanco Holding SA - ADR	48,236	578	PAX Global Technology, Ltd.	2,177,000	1,049
Jack Henry & Associates, Inc.	999	135	PayPal Holdings, Inc. (Æ)	50,607	4,157
Japan Exchange Group, Inc.	1,000	18	PCSB Financial Corp. (Þ)	9,409	185
Japan Post Bank Co. , Ltd.	9,700	116	Peapack Gladstone Financial Corp.	14,560	479
Japan Post Holdings Co. , Ltd.	22,900	253	Penns Woods Bancorp, Inc.	2,982	136
Jefferies Financial Group, Inc. (Æ)	7,405	180	PennyMac Financial Services, Inc. Class	11,804	226
JPMorgan Chase & Co.	18,289	2,102	A(Æ)
Jupiter Fund Management PLC	12,628	73	People's United Financial, Inc.	16,021	292

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 425

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Phoenix Holdings, Ltd. (The)	20,127	108	UMH Properties, Inc. (ö)	59,921	925
PICC Property & Casualty Co. , Ltd.	2,439,000	2,749	Umpqua Holdings Corp.	5,276	112
Class H			Unibail-Rodamco-Westfield	3,138	697
Ping An Insurance Group Co. of China,	361,500	3,352	UniCredit SpA	5,059	89
Ltd. Class H			UNITE Group PLC (The)(ö)	60,713	698
PNC Financial Services Group, Inc.	3,396	492	United Community Banks, Inc.	39,950	1,200
(The)			United Financial Bancorp, Inc.	142,632	2,497
Popular, Inc.	92,043	4,568	United Overseas Bank, Ltd.	54,800	1,088
Prologis, Inc. (ö)	37,778	2,479	Uranium Participation Corp. (Æ)(Þ)	434,407	1,476
Provident Financial Holdings, Inc.	3,379	63	US Bancorp	14,145	750
Provident Financial Services, Inc.	8,330	213	VEREIT, Inc. (ö)	147,397	1,125
Rathbone Brothers PLC	2,628	85	VICI Properties, Inc. (ö)	31,956	650
Real Estate Credit Investments, Ltd.	63,999	141	Visa, Inc. Class A	26,465	3,619
Realty Income Corp. (ö)	42,223	2,355	Voya Financial, Inc.	5,559	281
Regency Centers Corp. (ö)	15,156	964	VPC Specialty Lending Investments PLC	52,438	57
Regions Financial Corp.	1,778	33	Washington Federal, Inc.	3,291	110
RenaissanceRe Holdings, Ltd.	886	117	Waterstone Financial, Inc.	4,646	79
Retail Value, Inc. (Æ)(ö)	2,705	89	Webster Financial Corp.	12,348	797
Royal Bank of Scotland Group PLC(Æ)	466,016	1,560	Weingarten Realty Investors(ö)	49,438	1,494
RSA Insurance Group PLC	7,386	62	Wells Fargo & Co.	19,065	1,092
Sabra Health Care REIT, Inc. (ö)	52,725	1,139	Welltower, Inc. (ö)	34,830	2,180
Samsung Card Co. , Ltd.	19,643	622	Western Union Co. (The)	33,889	683
Sandy Spring Bancorp, Inc.	2,787	109	White Mountains Insurance Group, Ltd.	385	352
Sanlam, Ltd.	63,012	366	Workspace Group PLC(ö)	27,772	396
Sberbank of Russia PJSC Class T	382,550	1,316	WR Berkley Corp.	1,910	145
Sberbank of Russia PJSC - ADR	32,048	452	YES Bank, Ltd.	133,321	717
Schroders PLC	9,367	382
Segro PLC(ö)	131,453	1,147			308,899
SEI Investments Co.	5,524	331
Seritage Growth Properties(ö)	31,857	1,348	Health Care - 2.6%
Shinhan Financial Group Co. , Ltd.	30,757	1,202	Abbott Laboratories	37,972	2,489
SI Financial Group, Inc.	6,395	89	Accuray, Inc. (Æ)	478,697	1,843
Siam Commercial Bank PCL (The)	155,500	647	Aetna, Inc.	4,100	772
Simmons First National Corp. Class A	4,644	138	Alfresa Holdings Corp.	1,500	36
Simon Property Group, Inc. (ö)	11,288	1,989	Align Technology, Inc. (Æ)	3,774	1,346
Skandinaviska Enskilda Banken AB			Allergan PLC	4,884	899
Class A	10,286	110	Amgen, Inc.	2,819	554
SpareBank 1 SR-Bank ASA(Þ)	65,839	731	Anthem, Inc. (Æ)	5,234	1,324
Sprott, Inc.	515,124	1,192	Astellas Pharma, Inc.	7,000	114
Standard Bank Group, Ltd.	129,196	1,999	AstraZeneca PLC - ADR	7,530	295
Standard Chartered PLC	75,826	684	Baxter International, Inc.	14,907	1,080
State Bank Financial Corp.	39,248	1,234	Bayer AG	19,088	2,126
State Street Corp.	1,777	157	BeiGene, Ltd. - ADR(Æ)	12,162	2,307
Sun Communities, Inc. (ö)	16,642	1,614	Biofermin Pharmaceutical Co. , Ltd.	2,800	72
Sun Hung Kai & Co. , Ltd.	387,000	226	Bristol-Myers Squibb Co.	49,483	2,907
Sun Hung Kai Properties, Ltd.	123,000	1,930	China Resources Pharmaceutical Group,	1,390,500	2,024
Sun Life Financial, Inc.	1,875	77	Ltd. (Þ)
Sunstone Hotel Investors, Inc. (ö)	46,580	758	Chr Hansen Holding A/S	20,630	2,136
SunTrust Banks, Inc.	5,220	376	Cigna Corp.	7,213	1,294
Svenska Handelsbanken AB Class A	74,247	917	Coloplast A/S Class B	16,982	1,852
Swire Properties, Ltd.	142,000	561	CSPC Pharmaceutical Group, Ltd.	376,000	987
Sydbank A/S	7,856	291	DaVita HealthCare Partners, Inc. (Æ)	403	28
T Rowe Price Group, Inc.	3,653	435	Edwards Lifesciences Corp. (Æ)	4,231	603
TD Ameritrade Holding Corp.	31,724	1,813	Elekta AB Class B	26,082	366
Territorial Bancorp, Inc.	3,497	107	Eli Lilly & Co.	4,198	415
TFS Financial Corp.	6,210	95	Exact Sciences Corp. (Æ)	19,693	1,151
Thurgauer Kantonalbank	603	62	Fluidigm Corp. (Æ)	261,640	1,674
Times Property Holdings, Ltd.	704,000	898	Fresenius Medical Care AG & Co.	525	51
Tokyo Tatemono Co. , Ltd.	115,000	1,548	Fuso Pharmaceutical Industries, Ltd.	2,700	71
Torchmark Corp.	4,940	435	Genmab A/S(Æ)	14,121	2,419
Toronto Dominion Bank	10,096	599	Gilead Sciences, Inc.	3,714	289
Travelers Cos. , Inc. (The)	1,649	215	HCA Healthcare, Inc.	1,321	164
Tullett Prebon PLC	12,958	48	Henry Schein, Inc. (Æ)	2,126	169
Turkiye Halk Bankasi AS	228,055	323	Hugel, Inc. (Æ)	733	313
UBS Group AG(Æ)	28,535	470	Illumina, Inc. (Æ)	3,151	1,022
UDR, Inc. (ö)	55,839	2,149	Insulet Corp. (Æ)	2,544	212
			Intuitive Surgical, Inc. (Æ)	2,768	1,407

See accompanying notes which are an integral part of this quarterly report.

426 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
IQVIA Holdings, Inc. (Æ)	6,514	794	HI-LEX Corp.	4,700	117
Johnson & Johnson	8,987	1,191	Huaxin Cement Co. , Ltd. Class A	538,132	1,610
Laboratory Corp. of America	248	43	Imerys SA	8,587	666
Holdings(Æ)			Impala Platinum Holdings, Ltd. (Æ)	715,855	1,062
Lantheus Holdings, Inc. (Æ)	71,512	1,033	Inchcape PLC	2,805	26
LifePoint Health, Inc. (Æ)	6,290	408	International Paper Co.	15,872	853
Lonza Group AG(Æ)	2,157	665	International Tower Hill Mines, Ltd. (Æ)	233,332	112
McKesson Corp.	1,816	228	Investment AB Latour Class B	6,125	68
Medtronic PLC	12,491	1,127	Ivanhoe Mines, Ltd. Class A(Æ)	121,734	242
Merck & Co. , Inc.	55,753	3,672	Jardine Cycle & Carriage, Ltd.	8,900	220
MLP Saglik Hizmetleri AS(Æ)(Þ)	250,531	687	KGHM Polska Miedz SA(Æ)	67,713	1,788
NMC Health PLC	8,929	445	Kinross Gold Corp. (Æ)	195,279	703
Novartis AG	13,749	1,153	Kumho Petrochemical Co. , Ltd.	24,269	2,456
Novo Nordisk A/S Class B	14,808	737	LafargeHolcim, Ltd. (Æ)	2,480	127
Otsuka Holdings Co. , Ltd.	400	19	Landec Corp. (Æ)	29,420	412
PerkinElmer, Inc.	2,989	237	Lanxess AG	10,178	836
Pfizer, Inc.	114,460	4,570	Linde AG	4,135	1,021
Protek PJSC(Å)	140,372	189	Luks Group Vietnam Holdings Co. , Ltd.
Quest Diagnostics, Inc.	11,606	1,250	(Þ)	468,000	146
Regeneron Pharmaceuticals, Inc. (Æ)	1,799	662	Lundin Gold, Inc. (Æ)(Þ)	214,835	826
Smith & Nephew PLC	6,208	108	Methanex Corp.	14,313	989
Steris PLC	2,119	243	MHP SE - GDR(Å)	98,636	1,238
Straumann Holding AG	682	530	Mullen Group, Ltd. - ADR	8,937	110
Sysmex Corp.	800	76	New Gold, Inc. (Æ)	861,763	1,077
Taisho Pharmaceutical Holdings Co. ,	800	91	Newcrest Mining, Ltd.	206,555	3,315
Ltd.			NexGen Energy, Ltd. (Æ)	749,545	1,527
Teva Pharmaceutical Industries, Ltd.	45,166	1,081	Nippon Shokubai Co. , Ltd.	1,000	72
- ADR			Northern Dynasty Minerals, Ltd. (Æ)	360,315	220
Trinity Biotech PLC - ADR(Æ)(Þ)	177,057	827	Novagold Resources, Inc. (Æ)	116,086	500
UnitedHealth Group, Inc.	12,742	3,227	Packaging Corp. of America	4,195	474
Varian Medical Systems, Inc. (Æ)	312	36	Polyus PJSC - GDR	19,920	707
Veeva Systems, Inc. Class A(Æ)	3,160	239	POSCO	13,463	3,965
ZERIA Pharmaceutical Co. , Ltd.	500	11	Praxair, Inc.	7,891	1,322
		62,390	Safestore Holdings PLC(ö)	78,867	579
			SALA Corp.	14,000	88
Materials and Processing - 3.1%			Schweitzer-Mauduit International, Inc.	16,429	682
Air Products & Chemicals, Inc.	341	56	Seabridge Gold, Inc. (Æ)	98,797	1,154
Allegheny Technologies, Inc. (Æ)	144,102	4,006	Sika AG	2,328	332
Aluminum Corp. of China, Ltd. Class			Sinanen Co. , Ltd.	5,200	129
	2,970,000	1,368
H(Æ)			Sinopec Shanghai Petrochemical Co. ,
Anhui Conch Cement Co. , Ltd. Class H	596,000	3,814	Ltd. Class H	436,000	264
Arkema SA	287	36	Smart Sand, Inc. (Æ)	155,491	902
Babcock International Group PLC	83,334	781	Smiths Group PLC	1,440	30
Barrick Gold Corp.	134,299	1,503	Solvay SA	5,725	786
BASF SE	9,041	868	Summit Materials, Inc. Class A(Æ)	61,683	1,548
Bear Creek Mining Corp. (Å)(Æ)	129,963	183	Symrise AG	3,914	354
BHP Billiton PLC - ADR	21,947	1,015	Tahoe Resources, Inc. (Æ)	93,132	418
Breedon Group PLC(Æ)	209,413	224	Taisei Lamick Co. , Ltd.	2,900	81
Brenntag AG	4,923	295	TMK PJSC - GDR(Þ)	59,237	275
Bunzl PLC	3,310	98	Toray Industries, Inc.	3,000	23
Cameco Corp. Class A	317,053	3,425	Turkiye Sise ve Cam Fabrikalari AS	589,665	600
Carpenter Technology Corp.	16,644	912	Turquoise Hill Resources, Ltd. (Æ)	444,380	1,231
CCR SA	707,350	1,984	Vedanta, Ltd.	460,657	1,492
Centerra Gold, Inc. (Æ)	143,373	651	Voestalpine AG	656	33
China Aviation Oil Singapore Corp. , Ltd.	211,000	233	Vulcan Materials Co.	2,468	276
DowDuPont, Inc.	62,915	4,327	Wheaton Precious Metals Corp.	89,679	1,879
Dundee Precious Metals, Inc. (Æ)(Þ)	141,397	336	Yara International ASA	17,811	785
Ecolab, Inc.	1,360	191			74,392
Ferguson PLC	532	42
Gabriel Resources, Ltd. (Å)(Æ)	2,364,134	654	Producer Durables - 4.0%
Getlink SE	48,373	639	3M Co.	2,267	481
Gold Fields, Ltd. - ADR	135,523	497	Accenture PLC Class A	3,969	632
Goldcorp, Inc.	43,145	539	Acciona SA	2,833	243
Grupo Cementos de Chihuahua SAB	114,140	741	Aena SA(Þ)	2,854	518
de CV			Airbus Group SE	7,548	935
Haynes International, Inc.	52,434	2,226	Aker ASA Class A	2,321	181

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 427

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ametek, Inc.	2,824	220	MTR Corp. , Ltd.	79,000	443
Andritz AG	13,041	739	Nagoya Railroad Co. , Ltd.	1,000	25
Ardmore Shipping Corp. (Æ)(Þ)	298,725	2,017	Nifco, Inc.	1,000	30
Ascopiave	39,303	146	Norfolk Southern Corp.	8,066	1,363
Atlantia SpA	113,019	3,352	Northrop Grumman Corp.	4,770	1,433
Atlas Copco AB(Æ)	14,940	429	NWS Holdings, Ltd.	49,000	89
BAE Systems PLC	3,422	29	Organo Corp.	19,000	496
Barloworld, Ltd. - ADR	104,002	1,004	Orion Group Holdings, Inc. (Æ)(Þ)	223,241	2,047
BBA Aviation PLC	142,309	653	Park24 Co. , Ltd.	1,600	45
Bidvest Group, Ltd. (The)	80,015	1,138	Paychex, Inc.	754	52
Bollore SA	8,521	40	PHH Corp. (Æ)	19,454	211
Canadian National Railway Co.	1,056	94	Primax Electronics, Ltd.	423,000	797
Canadian Pacific Railway, Ltd.	6,325	1,254	Promotora y Operadora de	36,023	373
Central Japan Railway Co.	1,000	208	Infraestructura SAB de CV
China Merchants Port Holdings Co. , Ltd.	354,000	734	Publicis Groupe SA - ADR	9,652	617
CK Infrastructure Holdings, Ltd.	76,000	565	Raytheon Co.	1,739	344
COSCO Shipping Ports, Ltd.	1,048,000	986	Rentokil Initial PLC	95,650	425
CoStar Group, Inc. (Æ)	1,747	726	Republic Services, Inc. Class A	2,645	192
Covanta Holding Corp.	80,423	1,448	Safran SA	2,541	315
CSX Corp.	13,154	930	Sanyo Electric Railway Co. , Ltd.	12,100	299
Cummins, Inc.	1,304	186	Scorpio Tankers, Inc.	618,690	1,330
Danaher Corp.	6,724	690	ServiceSource International, Inc. (Æ)	156,497	548
Danone SA	6,636	521	Shanghai International Airport Co. , Ltd.	56,258	500
Diana Shipping, Inc. (Æ)	167,196	753	Class A
DSV A/S	3,039	255	Shin-Keisei Electric Railway Co. , Ltd.	600	12
East Japan Railway Co.	31,500	2,946	SIIC Environment Holdings, Ltd. (Æ)	569,800	157
Eaton Corp. PLC	41,969	3,491	Singapore Airlines, Ltd. (Æ)	16,300	118
Emerson Electric Co.	2,055	149	Sinotruk Hong Kong, Ltd.	573,500	815
Epiroc AB Class A(Æ)	14,940	179	Spirit Airlines, Inc. (Æ)	47,619	2,069
Euronav NV	22,357	189	StealthGas, Inc. (Å)(Æ)	241,376	893
Experian PLC	11,731	288	Stobart Group, Ltd.	61,445	190
Ferrovial SA	29,622	612	Takara Printing Co. , Ltd.	7,700	131
FreightCar America, Inc.	164,233	3,007	Team, Inc. (Æ)	57,984	1,264
Generac Holdings, Inc. (Æ)	44,509	2,392	Transurban Group - ADR(Æ)	447,775	3,888
General Dynamics Corp.	8,700	1,738	Tsakos Energy Navigation, Ltd.	179,802	629
Georgia Capital PLC(Æ)	4,728	61	Turk Hava Yollari AO(Æ)	347,942	1,228
Great Lakes Dredge & Dock Corp. (Æ)	357,319	1,930	Tutor Perini Corp. (Æ)	136,588	2,527
Guangshen Railway Co. , Ltd. Class H	1,284,000	659	Union Pacific Corp.	1,123	168
Hakuhodo DY Holdings, Inc.	2,200	34	United Technologies Corp.	2,436	331
Hankyu Hanshin Holdings, Inc.	800	32	Vinci SA	17,395	1,748
ICF International, Inc.	31,421	2,314	Waste Management, Inc.	3,523	317
IHS Markit, Ltd. (Æ)	63,370	3,361	WESCO International, Inc. (Æ)	9,749	595
Illinois Tool Works, Inc.	867	124	West Japan Railway Co.	16,100	1,125
Japan Airport Terminal Co. , Ltd.	3,600	171	Wilh Wilhelmsen Holding ASA Class A	1,700	43
Japan Steel Works, Ltd. (The)	13,900	342	Wirecard AG	4,036	754
Jardine Matheson Holdings, Ltd.	2,200	149	WorleyParsons, Ltd.	46,185	630
Jardine Strategic Holdings, Ltd.	2,000	80	Xerox Corp.	22,541	585
Jiangsu Expressway Co. , Ltd. Class H	1,238,000	1,504	YRC Worldwide, Inc. (Æ)	179,682	1,750
Kamigumi Co. , Ltd.	29,500	617			96,455
KBR, Inc.	193,393	3,864
Keio Corp.	6,000	295	Technology - 5.2%
Keyence Corp.	2,600	1,372	Acacia Communications, Inc. (Æ)	20,455	657
Kobe Electric Railway Co. , Ltd. (Æ)	6,600	236	Adobe Systems, Inc. (Æ)	12,238	2,994
Komatsu, Ltd.	28,600	840	ADT, Inc.	15,481	139
Kone OYJ Class B	15,904	870	Aerohive Networks, Inc. (Æ)	132,961	532
Koninklijke Vopak NV	4,489	211	Alibaba Group Holding, Ltd. - ADR(Æ)	29,777	5,576
Kurita Water Industries, Ltd.	5,600	164	Alphabet, Inc. Class A(Æ)	5,450	6,687
Kyushu Railway Co.	2,400	74	Alphabet, Inc. Class C(Æ)	1,727	2,102
Larsen & Toubro, Ltd. - GDR	20,307	382	Amdocs, Ltd.	6,329	428
Loomis AB Class B	13,040	409	Amphenol Corp. Class A	4,007	375
Magna International, Inc. Class A	17,294	1,053	Ansys, Inc. (Æ)	316	53
McGraw Hill Financial, Inc.	110	22	Apple, Inc.	31,372	5,970
Meggitt PLC	16,639	124	ASML Holding NV	3,570	762
Minebea Co. , Ltd.	19,400	348	Autodesk, Inc. (Æ)	18,411	2,365
Mitsubishi Corp.	70,600	1,972	Avnet, Inc.	14,718	645
Mitsui & Co. , Ltd.	107,500	1,802	Baidu, Inc. - ADR(Æ)	11,987	2,963

See accompanying notes which are an integral part of this quarterly report.

428 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Booking Holdings, Inc. (Æ)	968	1,964	UBISOFT Entertainment(Æ)	5,954	657
Broadcom, Inc.	1,782	395	UT Group Co. , Ltd. (Æ)	19,868	694
CA, Inc.	844	37	Vodafone Group PLC	33,867	83
China Unicom Hong Kong, Ltd.	2,988,000	3,690	VTech Holdings, Ltd.	8,600	96
Cisco Systems, Inc.	21,904	926	Web. com Group, Inc. (Æ)	35,203	885
CommVault Systems, Inc. (Æ)	9,996	649	Weibo Corp. - ADR(Æ)	4,716	390
Compeq Manufacturing Co. , Ltd.	807,000	805	Wix. com, Ltd. (Æ)	5,251	499
Corning, Inc.	85,617	2,841	Workday, Inc. Class A(Æ)	4,009	497
Diebold Nixdorf, Inc.	82,013	931	Yandex NV Class A(Æ)	10,692	384
Facebook, Inc. Class A(Æ)	51,227	8,840			125,159
Guidewire Software, Inc. (Æ)	7,733	667
Han's Laser Technology Industry Group	42,199	299	Utilities - 4.4%
Co. , Ltd. Class A			A2A SpA	78,736	144
Hewlett Packard Enterprise Co.	13,666	211	ACEA SpA	8,803	139
Hua Hong Semiconductor, Ltd. (Þ)	621,000	2,179	Algonquin Power & Utilities Corp.	26,837	264
Infosys, Ltd. - ADR	90,437	1,825	ALLETE, Inc.	27,426	2,126
Intel Corp.	89,875	4,323	Alliant Energy Corp.	36,426	1,565
International Business Machines Corp.	2,887	418	Ameren Corp.	6,051	376
IPG Photonics Corp. (Æ)	981	161	American Electric Power Co. , Inc.	10,082	717
KEYW Holding Corp. (The)(Æ)	70,042	621	American Water Works Co. , Inc.	1,963	173
Liberty Latin America, Ltd. Class A(Æ)	98,729	1,884	Aqua America, Inc.	7,259	268
Manhattan Associates, Inc. (Æ)	59,597	2,868	AT&T, Inc.	130,799	4,182
Microchip Technology, Inc.	3,487	326	Atco, Ltd. Class I	9,325	286
Microsoft Corp.	24,788	2,630	Atmos Energy Corp.	2,591	238
MobileOne, Ltd.	193,100	233	Avangrid, Inc.	5,359	268
Moneysupermarket. com Group PLC	16,671	69	Avista Corp.	8,447	427
MYOB Group, Ltd.	103,978	242	BKW AG	4,332	292
Nanya Technology Corp.	550,000	1,419	Black Hills Corp.	2,578	155
NeoPhotonics Corp. (Æ)	259,417	1,652	Boralex, Inc. Class A	15,300	234
NetScout Systems, Inc. (Æ)	25,594	686	Brookfield Renewable Energy Partners,
Nexon Co. , Ltd. (Æ)	64,700	931	LP	15,454	469
Nokia OYJ - ADR	607,973	3,283	Canadian Natural Resources, Ltd.	3,870	142
NTT DOCOMO, Inc.	11,200	288	Canadian Utilities, Ltd. Class A	14,635	365
NVC Lighting Holdings, Ltd.	2,401,000	208	CenterPoint Energy, Inc.	9,682	276
NVIDIA Corp.	3,376	827	Centrais Eletricas Brasileiras SA(Æ)	800,729	3,683
OneSpan, Inc. (Æ)	33,622	548	Centrica PLC	55,532	108
Ooma, Inc. (Æ)	70,075	1,128	China Mobile, Ltd.	168,500	1,524
Oracle Corp.	17,588	839	China Telecom Corp. , Ltd. Class H	848,000	400
Oracle Corp. Japan	700	59	Chubu Electric Power Co. , Inc.	12,500	193
QAD, Inc. Class A	23,596	1,175	Chugoku Electric Power Co. , Inc. (The)	32,000	421
QUALCOMM, Inc.	2,647	170	CMS Energy Corp.	9,446	457
Quantenna Communications, Inc. (Æ)	42,239	673	Consolidated Edison, Inc.	6,561	518
Realtek Semiconductor Corp.	490,201	1,978	Delek Energy Systems, Ltd.	199	68
Red Hat, Inc. (Æ)	3,883	548	Deutsche Telekom AG	41,239	682
Ribbon Communications, Inc. (Æ)	173,841	1,180	Dominion Energy, Inc.	76,469	5,484
Salesforce. com, Inc. (Æ)	19,028	2,610	DTE Energy Co.	5,186	563
Samsung Electronics Co. , Ltd.	229,643	9,528	Duke Energy Corp.	8,185	668
SAP SE - ADR	6,474	751	E. ON SE	36,338	410
ServiceNow, Inc. (Æ)	15,915	2,800	Edison International	4,805	320
Shopify, Inc. Class A(Æ)	2,541	351	El Paso Electric Co.	16,165	1,007
Silverlake Axis, Ltd.	550,500	206	Electricite de France SA	214,617	3,212
Singapore Telecommunications, Ltd.	204,000	482	Emera, Inc.	9,418	305
Sino-American Silicon Products, Inc. (Æ)	296,000	1,019	Enbridge Income Fund Holdings, Inc.	14,404	361
SK Hynix, Inc.	34,975	2,698	Enbridge, Inc.	69,897	2,483
Splunk, Inc. (Æ)	13,466	1,294	Encana Corp.	61,690	829
SS&C Technologies Holdings, Inc.	9,915	526	Endesa SA - ADR	23,154	535
STMicroelectronics NV	12,587	274	Enel SpA	110,314	614
Taiwan Semiconductor Manufacturing	23,415	965	Energias de Portugal SA	132,017	538
Co. , Ltd. - ADR			Entergy Corp.	3,211	261
Taiwan Semiconductor Manufacturing	347,000	2,771	Etablissements Maurel et Prom(Æ)	27,855	205
Co. , Ltd.
Tencent Holdings, Ltd.	62,195	2,828	Evergy, Inc.	56,738	3,182
Teradyne, Inc.	12,015	520	Eversource Energy(Æ)	6,428	390
Texas Instruments, Inc.	2,037	227	Exelon Corp.	9,032	384
Trade Desk, Inc. (The) Class A(Æ)	5,678	479	Extraction Oil & Gas, Inc. (Æ)	58,355	882
Tripod Technology Corp.	279,000	771	Federal Grid PJSC	683,298,865	1,864
			Fortis, Inc.	12,717	418

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 429

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Fortum OYJ	16,133	405	Turkcell Iletisim Hizmetleri AS		294,124		771
Freenet AG	21,948	629	UGI Corp.		35,261		1,874
Gas Natural SDG SA	18,328	497	United Utilities Group PLC		14,408		136
Gibson Energy, Inc.	39,859	558	Valener, Inc.		20,323		316
Gran Tierra Energy, Inc. (Æ)	127,695	427	Vectren Corp.		1,252		89
Hawaiian Electric Industries, Inc.	13,045	459	Veolia Environnement SA		9,899		226
Hera SpA	37,609	125	Verbund AG Class A		6,513		257
HighPoint Resources Corp. (Æ)	367,365	2,403	Verizon Communications, Inc.		21,106		1,090
Hiroshima Gas Co. , Ltd.	38,300	130	Vistra Energy Corp. (Æ)		6,634		150
Hokuriku Electric Power Co. (Æ)	9,000	94	WEC Energy Group, Inc. (Æ)		6,757		448
Hydro One, Ltd. (Þ)	99,633	1,455	WildHorse Resource Development Corp.		19,768		434
Iberdrola SA	105,946	823	(Æ)
Idacorp, Inc.	3,125	295	Xcel Energy, Inc.		10,025		470
Inter Pipeline, Ltd.	14,885	284					106,162
Iren SpA - ADR	49,731	141
Italgas SpA	22,085	127	Total Common Stocks
Kansai Electric Power Co. , Inc. (The)	53,100	755	(cost $924,453)				961,518
KDDI Corp.	28,900	806	Preferred Stocks - 0.3%
Keyera Corp.	5,540	160	Consumer Discretionary - 0.0%
KT Corp. - ADR	172,057	2,357
KT Corp.	16,414	418	Volkswagen AG
Kyushu Electric Power Co. , Inc.	17,600	207	2.758% (Ÿ)		672		120
LG Uplus Corp.	45,485	626
Lundin Petroleum AB	5,498	181	Financial Services - 0.1%
Manx Telecom PLC	47,767	112	Bank of America Corp.
MDU Resources Group, Inc.	2,072	60	7.250% (Ÿ)		300		382
MEG Energy Corp. Class A(Æ)	281,374	1,834	Intesa Sanpaolo SpA
National Grid PLC	280,145	2,990	0.000% (Æ)(Ÿ)		29,761		95
NextEra Energy, Inc.	28,138	4,714	Itau Unibanco Holding SA
Nippon Telegraph & Telephone Corp.	2,300	106	7.774% (Ÿ)		162,568		1,949
NiSource, Inc.	54,196	1,419					2,426
Northland Power, Inc.	21,325	390	Materials and Processing - 0.1%
NorthWestern Corp.	16,772	995	Gerdau SA
OGE Energy Corp.	9,079	329	1.754% (Ÿ)		478,420		2,125
ONE Gas, Inc.	1,174	90

Orsted A/S(Þ)	3,214	198	Technology - 0.1%
Osaka Gas Co. , Ltd.	77,000	1,480
PCCW, Ltd.	424,000	248	Samsung Electronics Co. , Ltd.
Pembina Pipeline Corp.	12,785	460	3.326% (Ÿ)		47,951		1,646
Pennon Group PLC	16,213	160
PG&E Corp.	100,748	4,340	Utilities - 0.0%
Pinnacle West Capital Corp.	3,244	261	Centrais Eletricas Brasileiras SA
PNM Resources, Inc.	17,991	708	0.000% (Æ)(Ÿ)		20,587		106
Portland General Electric Co.	39,442	1,789
Power Assets Holdings, Ltd.	72,500	511	Total Preferred Stocks
PPL Corp.	9,564	275	(cost $6,210)				6,423
Public Service Enterprise Group, Inc.	6,111	315
Red Electrica Corp. SA	21,127	448	Options Purchased - 1.2%
Resolute Energy Corp. (Æ)	22,948	705	(Number of Contracts)
RusHydro PJSC	219,653,301	2,387	Fannie Mae Bonds
Scottish & Southern Energy PLC	76,179	1,249	JPMorgan Chase Aug 2018 96.78	USD	97,000	(ÿ)	49
Sempra Energy	4,516	522	Call (1)
Severn Trent PLC Class H	50,761	1,288	JPMorgan Chase Aug 2018 99.41	USD	9,000	(ÿ)	4
Shikoku Electric Power Co. , Inc.	6,400	85	Call (1)
SmarTone Telecommunications Holdings,			NASDAQ 100 Index
	263,500	273	Goldman Sachs Dec 2018 7,400.00
Ltd.				USD	196,840	(ÿ)	6,758
Snam Rete Gas SpA	93,996	403	Call (266)
Southern Co. (The)	79,176	3,848	S&P 500 Index
Spire, Inc.	1,141	82	Merrill Lynch Sep 2018 2,725.00	USD	526,198	(ÿ)	22,263
Superior Plus Corp.	27,037	266	Call (1,931)
Telefonica SA - ADR	12,162	109	Swaptions
Tohoku Electric Power Co. , Inc.	13,600	173	(Counterparty, Fund Receives/Fund
Tokyo Electric Power Co. Holdings, Inc.			Pays, Notional, Termination Date)
	39,400	189	(Barclays, USD 2.845%/USD 3 Month
Tokyo (Æ) Gas Co. , Ltd.	2,000	49	LIBOR, USD 17,733, 08/29/28)
			JPMorgan Chase Aug 2018 0.00
TransCanada Corp.	80,104	3,604			17,733	(ÿ)	12
			Call (1)

See accompanying notes which are an integral part of this quarterly report.

430 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
(Citigroup, USD 2.826%/USD 3 Month				Golden Ocean Group, Ltd.
LIBOR, USD 8,867, 08/07/28)				3.070% due 01/30/19	200		198
JPMorgan Chase Aug 2018 0.00	8,867	(ÿ)	—	GSV Capital Corp.
Call (1)				5.250% due 09/15/18	215		216
(Citigroup, USD 2.860%/USD 3 Month				HCI Group, Inc.
LIBOR, USD 17,733, 08/14/28)				3.875% due 03/15/19	308		306
JPMorgan Chase Aug 2018 0.00
Call (1)	17,733	(ÿ)	4	Hungary Government Bond
(Citigroup, USD 2.960%/USD 3 Month				Series 19/A
LIBOR, USD 11,822, 09/06/28)				6.500% due 06/24/19	679,460		2,610
JPMorgan Chase 0.00 Call (1)	11,822	(ÿ)	35	Macquarie Infrastructure Corp.
(Goldman Sachs, USD 2.835%/USD 3				2.875% due 07/15/19	644		638
Month LIBOR, USD 157,044, 08/21/28)				Navistar International Corp.
JPMorgan Chase Aug 2018 0.00				4.500% due 10/15/18	469		469
Call (1)	157,044	(ÿ)	58	4.750% due 04/15/19	115		119
(Goldman Sachs, USD 2.948%/USD 3				New Mountain Finance Corp.
Month LIBOR, USD 17,733, 08/30/28)				5.000% due 06/15/19	447		456
JPMorgan Chase 0.00 Call (1)	17,733	(ÿ)	44	NRG Yield, Inc.
(Morgan Stanley, USD 2.745%/USD 3				3.500% due 02/01/19 (Þ)	226		225
Month LIBOR, USD 8,840, 08/30/28)				Resource Capital Corp.
JPMorgan Chase Aug 2018 0.00	8,840	(ÿ)	2	6.000% due 12/01/18	365		374
Call (1)
(Morgan Stanley, USD 2.890%/USD 3				Restoration Hardware
Month LIBOR, USD 10,295, 09/25/28)				0.000% due 06/15/19 (Þ)	30		37
JPMorgan Chase Sep 2018 0.00				Scorpio Tankers, Inc.
Call (1)	11,822	(ÿ)	31	2.375% due 07/01/19 (Þ)	432		416
(Morgan Stanley, USD 2.913%/USD 3				Spirit Realty Capital, Inc.
Month LIBOR, USD 23,644, 08/02/28)				2.875% due 05/15/19	703		696
JPMorgan Chase Jul 2018 0.00	23,644	(ÿ)	—	Sprint Communications, Inc.
Call (1)				9.000% due 11/15/18 (Þ)	80		81
(Barclays, USD 3 Month LIBOR/USD				Telecom Italia SpA
3.020%, USD 17,733, 08/29/28)				6.375% due 06/24/19	100		136
JPMorgan Chase Aug 2018 0.00	17,733	(ÿ)	96	Titan Machinery, Inc.
Put (1)				3.750% due 05/01/19	252		248
(BNP Paribas, CDX NA High Yield				U. S. Cash Management Fund(@)(+)	683,627,288	(8)	683,700
Index/USD 5.000%, USD 4,800,				United States Treasury Bills
06/20/23)				0.931% due 08/02/18 (ç)(~)	105		105
BNP Paribas Oct 2018 0.00 Put (1)	4,800	(ÿ)	11	1.683% due 08/09/18 (ç)(~)	1,883		1,882
(Citigroup, USD 3 Month LIBOR/USD				1.794% due 08/16/18 (ç)(~)	1,565		1,564
3.000%, USD 17,733, 08/14/28)				1.853% due 08/23/18 (ç)(~)	1,484		1,482
JPMorgan Chase Aug 2018 0.00
Put (1)	17,733	(ÿ)	88	1.872% due 09/06/18 (ç)(~)	4,628		4,619
(Citigroup, USD 3 Month LIBOR/USD				1.877% due 09/13/18 (ç)(~)	2,518		2,512
3.120%, USD 11,822, 09/06/28)				1.868% due 09/20/18 (ç)(~)	300		299
JPMorgan Chase 0.00 Put (1)	11,822	(ÿ)	35	1.868% due 09/20/18 (ç)(~)	590		588
(Goldman Sachs, CDX NA High Yield				1.936% due 10/04/18 (ç)(~)	1,700		1,694
Index/USD 5.000%, USD 12,250,				1.936% due 10/04/18 (ç)(~)	2,067		2,060
06/20/23)				1.961% due 10/11/18 (ç)(~)	16,500		16,438
Goldman Sachs Sep 2018 0.00				1.961% due 10/11/18 (ç)(~)	156		155
	10,250	(ÿ)	6
Put (1)				1.970% due 10/18/18 (ç)(~)	1,079		1,074
(Goldman Sachs, USD 3 Month LIBOR/				1.988% due 10/25/18 (ç)(~)	1,450		1,443
USD 3.103%, USD 17,733, 08/30/28)				2.043% due 11/15/18 (ç)(~)	2,000		1,988
JPMorgan Chase 0.00 Put (1)	17,733	(ÿ)	44	2.153% due 01/03/19 (ç)(~)	2,700		2,676
Total Options Purchased				2.030% due 02/07/19 (ç)(~)	2,100		2,078
(cost $25,760)			29,540	VEREIT, Inc.
				3.000% due 08/01/18	593		593
Short-Term Investments - 30.8%				Vipshop Holdings, Ltd.
Ares Capital Corp.				1.500% due 03/15/19	213		210
4.375% due 01/15/19	654		656	Web. com Group, Inc.
Canadian Solar, Inc.				1.000% due 08/15/18	590		589
4.250% due 02/15/19	160		154	Yandex NV
Clean Energy Fuels Corp.				1.125% due 12/15/18	396		391
5.250% due 10/01/18 (Þ)	320		320	Total Short-Term Investments
Dell, Inc.				(cost $737,370)			737,422
5.875% due 06/15/19	100		102	Total Investments 102.2%
EZCORP, Inc.				(identified cost $2,407,202)			2,445,862
2.125% due 06/15/19	355		353
Glencore Finance Europe SA
6.500% due 02/27/19	350		472

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 431

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Other Assets and Liabilities,
Net - (2.2%)	(53,048)

Net Assets - 100.0%	2,392,814

See accompanying notes which are an integral part of this quarterly report.

432 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.2%
Bear Creek Mining Corp.	08/02/17	CAD	129,963	1.79	233	183
Gabriel Resources, Ltd.	09/22/17	CAD	2,364,134	0.28	667	654
MHP SE	07/07/17		98,636	10.86	1,071	1,238
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17		200,000	71.82	144	152
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		818,000	83.11	680	677
Morgan Stanley Capital I Trust	07/26/17		741,000	86.42	640	633
Morgan Stanley Capital I Trust	08/21/17		338,000	87.42	295	292
NewStar Financial, Inc.	12/26/17		19,324	0.49	10	10
Protek PJSC	08/07/17	RUB	140,372	1.81	254	189
StealthGas, Inc.	06/25/18		241,376	4.10	990	893
UBS-Barclays Commercial Mortgage Trust	10/18/17		220,000	69.99	153	156
						5,077
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 433

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
AgroFresh, Inc. Term Loan	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco S. a. r. l. Term Loan B	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	3.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Alliant Holdings Intermediate, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 B. V. Term Loan B1	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 1 Month LIBOR	2.750
American Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Aramark Services, Inc. Term Loan B1	USD 3 Month LIBOR	1.750
Aristocrat International, Pty, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	1.750
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B6	USD 1 Month LIBOR	3.000
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.250
Avolon LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Bank of America Corp.	USD 3 Month LIBOR	0.780
Bank of America Corp.	USD 3 Month LIBOR	0.940
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bank of Ireland	Year Rate	6.956
	U. S. Treasury Yield Curve Rate T Note Constant
Bank of Ireland Group PLC	Maturity 5 Year	2.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankia SA	Year Rate	5.819
Barclays Bank PLC	USD 3 Month LIBOR	3.100
	EUR Swap Annual (versus 6 Month EURIBOR) 5
BAWAG Group AG	Year Rate	4.415
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Week LIBOR	2.000
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
BHP Billiton Finance, Ltd.	Year Rate	4.817
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
BHP Billiton Finance, Ltd.	Year Rate	4.817
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of this quarterly report.

434 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Capital Automotive L. P. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
CIT Group, Inc.	USD 3 Month LIBOR	3.972
ClubCorp Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
Cogeco Communications (USA) II LP 1st Lien Term Loan B	USD 1 Month LIBOR	2.375
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp. Term Loan B	USD 1 Month LIBOR	4.000
Coty, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
	U. S. Treasury Yield Curve Rate T Note Constant
CRCC Yupeng, Ltd.	Maturity 5 Year	7.251
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
DBS Group Holdings, Ltd.	Year Rate	1.200
Delek US Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Dell International LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Delta 2 (LUX ) Sarl Term Loan B	USD 1 Month LIBOR	2.500
Deutsche Postbank Funding Trust I	EURIBOR ICE Swap Rate	0.025
Deutsche Postbank Funding Trust III	EURIBOR ICE Swap Rate	0.125
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Diamond US Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	5.250
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	5.080
DPABS Trust	USD 3 Month LIBOR	1.250
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
	GBP Swap Semiannual (versus 6 Month LIBOR) 13
Electricite de France SA	Year Rate	3.958
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Enbridge, Inc.	USD 3 Month LIBOR	3.418
Enbridge, Inc.	USD 3 Month LIBOR	3.890
Energy Solutions LLC Term Loan B	USD 3 Month LIBOR	3.750
Enterprise Products Operating LLC	USD 3 Month LIBOR	2.570
Everi Payments, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
EVO Payments International LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Exact Merger Sub LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae	USD 1 Month LIBOR	6.700

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 435

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Ferrovial Netherlands BV	Year Rate	2.127
First Data Corp. Term Loan	USD 1 Month LIBOR	2.000
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Fort Dearborn Co. 1st Lien Term Loan	USD 2 Month LIBOR	4.000
Freddie Mac	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.600
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.550
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.800
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.433
Ginnie Mae	USD 1 Month LIBOR	6.250
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.000

See accompanying notes which are an integral part of this quarterly report.

436 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 1 Month LIBOR	6.250
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.600
Ginnie Mae REMICS	USD 1 Month LIBOR	6.700
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Global Payments, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	1.750
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Governor and Company of the Bank of Ireland	Year Rate	6.956
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 3 Month LIBOR	3.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Groupama SA	3 Month EURIBOR	5.770
Gruden Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
GTT Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H. B. Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Heartland Dental LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Heartland Dental LLC 1st Lien Term Loan	USD 3 Month LIBOR	1.875
HS Purchaser LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
HT1 Funding GmbH	12 Month EURIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Huaneng Hong Kong Capital, Ltd.	Maturity 5 Year	6.596
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Hyland Software, Inc. Term Loan	USD 1 Month LIBOR	3.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Inovalon Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Intralinks, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
IQVIA, Inc. Term Loan B	USD 3 Month LIBOR	1.750
Iron Mountain, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.890
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.230
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
Marketo, Inc. Term Loan B	USD 3 Month LIBOR	3.250
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I, LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Microchip Technology, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 437

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Mitsubishi UFJ Investor Services & Banking SA	3 Month EURIBOR	4.500
NAI Entertainment Holdings LLC Term Loan B	USD 1 Month LIBOR	2.500
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NN, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
NN, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
NN, Inc. Term Loan	USD 1 Month LIBOR	3.250
Nordea Bank AB	USD 6 Month LIBOR	0.188
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 1 Month LIBOR	3.000
On Assignment, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	2.000
Open Text Corp. Term Loan B	USD 1 Month LIBOR	1.750
Optiv, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Post Holdings, Inc. Incremental Term Loan B	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Reece, Ltd. Term Loan B	USD 3 Month LIBOR	2.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.000
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B	USD 1 Month LIBOR	2.750
SIRVA Worldwide, Inc. Term Loan	USD 3 Month LIBOR	6.500
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.000
SonicWall US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
SonicWall, Inc. 2nd Lien Term Loan B	USD 3 Month LIBOR	7.500
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southwire Co. Term Loan B	USD 1 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750

See accompanying notes which are an integral part of this quarterly report.

438 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
TransCanada Trust	USD 3 Month LIBOR	3.208
TransDigm, Inc. Term Loan	USD 1 Month LIBOR	2.500
Travelport Finance Luxembourg Sarl Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
United Airlines, Inc. Term Loan B	USD 1 Month LIBOR	1.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Vantiv LLC Term Loan B4	USD 1 Month LIBOR	1.750
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VICI Properties, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
Voya CLO, Ltd.	USD 3 Month LIBOR	8.350
W3 TopCo LLC 1st Lien Term Loan	USD 1 Month LIBOR	6.000
Weatherford International, Ltd. Term Loan	USD 1 Month LIBOR	1.425
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B	USD 2 Month LIBOR	2.750
WMG Acquisition Corp. Term Loan F	USD 1 Month LIBOR	2.125
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 439

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
									Value and
									Unrealized
									Appreciation
				Number of	Notional			Expiration	(Depreciation)
				Contracts	Amount			Date	$
Long Positions
Amsterdam Index Futures				195	EUR	22,273		08/18	714
Australia 10 Year Bond Futures				1,050	AUD	135,669		09/18	679
CAC40 Euro Index Futures				1,221	EUR	67,277		08/18	1,533
Canada 10 Year Bond Futures				456	CAD	61,456		09/18	(645)
DAX Index Futures				176	EUR	56,384		09/18	331
Dow U. S. Real Estate Index Futures				2,682	USD	86,253		09/18	2,323
EURO STOXX 50 Index Futures				1,217	EUR	42,899		09/18	1,249
Euro-Bobl Futures				14	EUR	1,843		09/18	(8)
Euro-Bund Futures				11	EUR	1,777		09/18	(9)
FTSE 100 Index Futures				145	GBP	11,169		09/18	109
FTSE/MIB Index Futures				135	EUR	14,976		09/18	630
IBEX 35 Index Futures				178	EUR	17,580		08/18	414
MSCI Singapore Index Futures				353	SGD	13,022		08/18	(60)
OMXS30 Index Futures				637	SEK	103,051		08/18	429
S&P Utilities Select Sector Index Futures				3	USD	160		09/18	14
TOPIX Index Futures				724	JPY	12,655,519		09/18	(1,011)
United States 2 Year Treasury Note Futures				62	USD	13,105		09/18	(6)
United States 5 Year Treasury Note Futures				2,164	USD	244,802		09/18	(159)
United States 10 Year Treasury Note Futures				3,019	USD	360,534		09/18	264
United States 10 Year Ultra Treasury Note Futures				10	USD	1,271		09/18	—
United States Long Bond Futures				13	USD	1,859		09/18	(13)
United States Ultra Bond Futures				3	USD	471		09/18	(5)
Short Positions
Euro-Bund Futures				713	EUR	115,206		09/18	(35)
Hang Seng Index Futures				6	HKD	8,529		08/18	17
Long Gilt Futures				920	GBP	112,866		09/18	(535)
MSCI EAFE Mini Index Futures				96	USD	9,621		09/18	(113)
MSCI Emerging Markets Mini Index Futures				1,338	USD	73,342		09/18	(875)
NASDAQ 100 E-Mini Index Futures				209	USD	30,283		09/18	(215)
Russell 1000 E-Mini Index Futures				436	USD	34,025		09/18	(517)
Russell 2000 E-Mini Index Futures				1,775	USD	148,425		09/18	793
S&P 400 E-Mini Index Futures				230	USD	45,678		09/18	288
S&P 500 E-Mini Index Futures				4,329	USD	609,762		09/18	(10,767)
S&P Financial Select Sector Index Futures				53	USD	4,559		09/18	(35)
S&P/TSX 60 Index Futures				45	CAD	8,806		09/18	(169)
SPI 200 Index Futures				71	AUD	11,037		09/18	(169)
United States 2 Year Treasury Note Futures				464	USD	98,078		09/18	154
United States 5 Year Treasury Note Futures				14	USD	1,584		09/18	6
United States 10 Year Treasury Note Futures				27	USD	3,224		09/18	(32)
United States Long Bond Futures				36	USD	5,147		09/18	(37)
United States Ultra Bond Futures				6	USD	941		09/18	(26)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(5,494)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.78	USD		97,000	08/06/18	(421)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.41	USD		9,000	08/06/18	(31)
S&P 500 Index	Goldman Sachs	Put	1,286	2,250.00	USD	289,350		09/28/18	(389)
S&P 500 Index	Merrill Lynch	Put	465	2,350.00	USD	109,275		12/21/18	(711)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Barclays, USD 2.933%/USD 3 Month
LIBOR, USD 7,721, 08/29/28	JPMorgan Chase	Call	1	0.00			8,867	08/24/18	(16)
Citigroup, USD 2.930%/USD 3 Month
LIBOR, USD 7,721, 08/14/28	JPMorgan Chase	Call	1	0.00			8,867	08/10/18	(7)

See accompanying notes which are an integral part of this quarterly report.

440 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price	Amount		Date	$
Citigroup, USD 3.040%/USD 3 Month
LIBOR, USD 5,148, 09/06/28	JPMorgan Chase	Call		1	0.00		5,911	09/04/18	(33)
Goldman Sachs, USD 2.920%/USD
3 Month LIBOR, USD 68,380,
08/21/28	JPMorgan Chase	Call		1	0.00		78,522	08/17/18	(89)
Goldman Sachs, USD 3.025%/USD
3 Month LIBOR, USD 7,721,
08/30/28	JPMorgan Chase	Call		1	0.00		8,867	08/28/18	(44)
Morgan Stanley, USD 2.973%/USD
3 Month LIBOR, USD 10,295,
08/02/28	JPMorgan Chase	Call		1	0.00		11,822	07/31/18	—
Morgan Stanley, USD 2.990%/USD
3 Month LIBOR, USD 5,148,
09/25/28	JPMorgan Chase	Call		1	0.00		5,911	09/21/18	(31)
Barclays, USD 3 Month LIBOR/USD
2.930%, USD 7,721, 08/29/28	JPMorgan Chase	Put		1	0.00		8,867	08/24/18	(93)
Citigroup, USD 3 Month LIBOR/USD
2.930%, USD 7,721, 08/14/28	JPMorgan Chase	Put		1	0.00		8,867	08/10/18	(84)
Citigroup, USD 3 Month LIBOR/USD
3.040%, USD 5,148, 09/06/28	JPMorgan Chase	Put		1	0.00		5,911	09/04/18	(33)
Citigroup, USD 3 Month LIBOR/USD
3.126%, USD 7,721, 08/07/28	JPMorgan Chase	Put		1	0.00		8,867	08/03/18	(1)
Goldman Sachs, USD 3 Month LIBOR/
USD 3.025%, USD 7,721,
08/30/28	JPMorgan Chase	Put		1	0.00		8,867	08/28/18	(44)
Morgan Stanley, USD 3 Month LIBOR/
USD 3.123%, USD 10,295,
08/02/28	JPMorgan Chase	Put		1	0.00		11,822	07/31/18	—
Morgan Stanley, USD 3 Month LIBOR/
USD 3.240%, USD 5,148,
09/25/28	JPMorgan Chase	Put		1	0.00		5,911	09/21/18	(10)
Morgan Stanley, USD 3 Month LIBOR/
USD 3.255%, USD 7,699,
08/30/28	JPMorgan Chase	Put		1	0.00		8,840	08/28/18	(4)
Total Liability for Options Written (premiums received $7,019)									(2,041)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought	Settlement Date		$
Bank of America			EUR	569	USD	684	08/24/18		17
Bank of America			EUR	834	USD	968	08/24/18		(9)
Bank of Montreal			USD	2,133	CHF	2,084	09/19/18		(20)
Bank of Montreal			USD	9,764	EUR	8,214	09/19/18		(125)
Bank of Montreal			USD	2,745	GBP	2,042	09/19/18		(59)
Bank of Montreal			USD	16,600	JPY	1,813,204	09/19/18		(333)
Bank of Montreal			AUD	3,836	USD	2,833	08/07/18		(17)
Bank of Montreal			CAD	5,081	USD	3,838	08/07/18		(68)
Bank of Montreal			CHF	2,890	USD	2,920	08/07/18		—
Bank of Montreal			EUR	11,899	USD	13,910	08/07/18		(10)
Bank of Montreal			GBP	5,554	USD	7,318	08/07/18		27
Bank of Montreal			HKD	36,602	USD	4,667	08/07/18		3
Bank of Montreal			JPY	1,120,677	USD	10,151	08/07/18		125
Barclays			EUR	569	USD	683	08/24/18		17
Barclays			EUR	1,288	USD	1,514	08/24/18		5
BNP Paribas			USD	8	EUR	6	08/24/18		—
Brown Brothers Harriman			USD	2,132	CHF	2,084	09/19/18		(19)
Brown Brothers Harriman			USD	9,765	EUR	8,214	09/19/18		(126)
Brown Brothers Harriman			USD	2,745	GBP	2,042	09/19/18		(59)
Brown Brothers Harriman			USD	16,627	JPY	1,813,204	09/19/18		(360)
Brown Brothers Harriman			EUR	8,848	USD	10,379	08/28/18		13
Brown Brothers Harriman			ILS	44,341	USD	12,250	08/28/18		155
Citibank			USD	2,979	AUD	4,010	08/07/18		1

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 441

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	3,949	CAD	5,147	08/07/18	8
Citibank	USD	2,923	CHF	2,887	08/07/18	(6)
Citibank	USD	13,787	EUR	11,742	08/07/18	(52)
Citibank	USD	1,266	EUR	1,080	08/24/18	(1)
Citibank	USD	1,925	EUR	1,638	08/24/18	(7)
Citibank	USD	7,313	GBP	5,554	08/07/18	(22)
Citibank	USD	4,396	HKD	34,508	08/07/18	1
Citibank	USD	10,114	JPY	1,127,093	08/07/18	(31)
Citibank	AUD	4,010	USD	2,979	09/06/18	(1)
Citibank	CAD	5,147	USD	3,951	09/06/18	(8)
Citibank	CAD	482	USD	367	10/19/18	(4)
Citibank	CAD	485	USD	369	10/19/18	(4)
Citibank	CHF	34,664	USD	34,920	08/28/18	(161)
Citibank	CHF	2,887	USD	2,930	09/06/18	6
Citibank	EUR	146	USD	170	08/24/18	(1)
Citibank	EUR	568	USD	683	08/24/18	18
Citibank	EUR	569	USD	684	08/24/18	18
Citibank	EUR	569	USD	684	08/24/18	18
Citibank	EUR	11,742	USD	13,816	09/06/18	52
Citibank	GBP	5,554	USD	7,322	09/06/18	22
Citibank	GBP	7,696	USD	10,162	10/19/18	27
Citibank	HKD	34,508	USD	4,399	09/06/18	(1)
Citibank	JPY	1,127,093	USD	10,133	09/06/18	30
Commonwealth Bank of Australia	USD	12,166	CAD	16,019	08/28/18	153
Commonwealth Bank of Australia	USD	2,134	CHF	2,084	09/19/18	(21)
Commonwealth Bank of Australia	USD	9,755	EUR	8,214	09/19/18	(116)
Commonwealth Bank of Australia	USD	2,745	GBP	2,042	09/19/18	(60)
Commonwealth Bank of Australia	USD	16,611	JPY	1,813,204	09/19/18	(344)
Commonwealth Bank of Australia	USD	13,980	NOK	113,299	08/28/18	(74)
Commonwealth Bank of Australia	AUD	3,836	USD	2,832	08/07/18	(18)
Commonwealth Bank of Australia	AUD	4,929	USD	3,645	08/28/18	(17)
Commonwealth Bank of Australia	CAD	5,081	USD	3,837	08/07/18	(69)
Commonwealth Bank of Australia	CHF	2,890	USD	2,919	08/07/18	—
Commonwealth Bank of Australia	EUR	11,899	USD	13,909	08/07/18	(11)
Commonwealth Bank of Australia	GBP	5,554	USD	7,313	08/07/18	21
Commonwealth Bank of Australia	HKD	36,602	USD	4,667	08/07/18	3
Commonwealth Bank of Australia	JPY	1,120,677	USD	10,154	08/07/18	128
Commonwealth Bank of Australia	NZD	5,390	USD	3,663	08/28/18	(11)
Goldman Sachs	USD	1,868	TRY	8,082	11/13/18	(299)
Goldman Sachs	EUR	1,609	USD	1,889	08/24/18	4
HSBC	USD	114	ARS	3,200	11/23/18	(10)
HSBC	USD	114	ARS	3,200	11/23/18	(10)
HSBC	USD	188	ARS	5,287	11/23/18	(15)
HSBC	USD	289	ARS	8,100	11/23/18	(24)
HSBC	USD	47	ARS	1,305	11/26/18	(4)
HSBC	USD	67	ARS	2,103	11/26/18	2
HSBC	USD	177	ARS	5,649	11/26/18	7
HSBC	USD	50	ARS	1,590	11/28/18	2
HSBC	USD	255	ARS	8,072	11/28/18	8
HSBC	USD	255	ARS	8,071	11/28/18	8
HSBC	USD	104	ARS	2,935	11/29/18	(9)
HSBC	USD	105	ARS	2,935	11/29/18	(9)
HSBC	USD	642	ARS	20,786	12/06/18	31
HSBC	USD	643	ARS	20,786	12/06/18	30
HSBC	USD	2,348	BRL	9,273	10/02/18	105
HSBC	USD	2,950	BRL	11,209	10/02/18	17
HSBC	USD	300	CLP	191,886	08/21/18	1
HSBC	USD	30	CZK	662	10/01/18	—
HSBC	USD	630	CZK	13,887	10/31/18	7
HSBC	USD	6	HUF	1,718	08/21/18	—
HSBC	USD	74	HUF	19,198	08/21/18	(4)
HSBC	USD	159	HUF	44,164	08/21/18	3
HSBC	USD	1,170	HUF	325,108	08/21/18	17

See accompanying notes which are an integral part of this quarterly report.

442 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	107	IDR	1,539,850	08/27/18	—
HSBC	USD	107	IDR	1,539,850	08/27/18	—
HSBC	USD	107	IDR	1,539,889	08/27/18	—
HSBC	USD	107	IDR	1,539,850	08/27/18	—
HSBC	USD	270	IDR	3,847,500	08/27/18	(4)
HSBC	USD	340	IDR	4,852,480	08/27/18	(4)
HSBC	USD	154	MXN	3,176	11/30/18	13
HSBC	USD	1,420	MXN	28,824	11/30/18	96
HSBC	USD	179	PEN	588	10/09/18	1
HSBC	USD	120	PHP	6,461	10/31/18	1
HSBC	USD	124	PHP	6,470	10/31/18	(2)
HSBC	USD	827	PLN	2,777	08/23/18	(67)
HSBC	USD	1,016	PLN	3,414	08/23/18	(82)
HSBC	USD	1,016	PLN	3,414	08/23/18	(82)
HSBC	USD	1,950	PLN	6,959	08/23/18	(45)
HSBC	USD	2,560	PLN	9,502	08/23/18	41
HSBC	USD	398	RON	1,590	11/26/18	2
HSBC	USD	190	RUB	11,924	10/03/18	—
HSBC	USD	340	RUB	22,114	10/03/18	12
HSBC	USD	480	RUB	30,533	10/03/18	6
HSBC	USD	846	RUB	53,749	10/03/18	9
HSBC	USD	330	SGD	440	08/23/18	(7)
HSBC	USD	567	SGD	739	08/23/18	(23)
HSBC	USD	330	THB	10,949	12/06/18	—
HSBC	USD	68	TRY	348	11/13/18	(1)
HSBC	USD	125	TRY	574	11/13/18	(14)
HSBC	USD	126	TRY	575	11/13/18	(14)
HSBC	USD	126	TRY	575	11/13/18	(14)
HSBC	USD	126	TRY	574	11/13/18	(15)
HSBC	USD	130	TRY	618	11/13/18	(10)
HSBC	USD	145	TRY	666	11/13/18	(16)
HSBC	USD	147	TRY	671	11/13/18	(17)
HSBC	USD	147	TRY	671	11/13/18	(17)
HSBC	USD	163	TRY	743	11/13/18	(19)
HSBC	USD	240	TRY	1,142	11/13/18	(18)
HSBC	USD	314	TRY	1,360	11/13/18	(50)
HSBC	USD	342	TRY	1,569	11/13/18	(37)
HSBC	USD	391	TRY	1,861	11/13/18	(30)
HSBC	USD	420	TRY	1,863	11/13/18	(58)
HSBC	USD	600	TRY	2,987	11/13/18	(20)
HSBC	USD	19	ZAR	261	11/26/18	1
HSBC	BRL	748	USD	200	10/02/18	2
HSBC	CLP	37,149	USD	61	08/21/18	3
HSBC	CLP	154,738	USD	250	08/21/18	7
HSBC	CLP	191,886	USD	300	02/04/19	(1)
HSBC	COP	1,943,624	USD	673	10/09/18	3
HSBC	COP	2,422,705	USD	856	10/09/18	20
HSBC	COP	3,121,146	USD	1,077	10/09/18	—
HSBC	HUF	28,051	USD	103	08/21/18	1
HSBC	HUF	44,074	USD	177	08/21/18	16
HSBC	IDR	1,522,294	USD	109	08/27/18	4
HSBC	IDR	1,598,615	USD	115	08/27/18	4
HSBC	IDR	1,598,615	USD	115	08/27/18	4
HSBC	IDR	1,605,860	USD	115	08/27/18	4
HSBC	IDR	1,606,550	USD	115	08/27/18	4
HSBC	IDR	1,607,125	USD	115	08/27/18	4
HSBC	IDR	1,696,166	USD	122	08/27/18	5
HSBC	IDR	1,710,315	USD	123	08/27/18	5
HSBC	IDR	1,913,879	USD	138	08/27/18	5
HSBC	IDR	1,539,850	USD	104	02/04/19	—
HSBC	IDR	1,539,850	USD	104	02/04/19	—
HSBC	IDR	1,539,850	USD	104	02/04/19	—
HSBC	IDR	1,539,889	USD	104	02/04/19	—

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 443

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	ILS	1,654	USD	460	08/21/18	9
HSBC	ILS	1,656	USD	460	08/21/18	9
HSBC	ILS	2,593	USD	753	08/21/18	46
HSBC	MXN	10,013	USD	530	11/30/18	3
HSBC	PLN	170	USD	48	08/23/18	1
HSBC	SGD	1,179	USD	883	08/23/18	17
HSBC	THB	24,607	USD	743	12/06/18	1
HSBC	TRY	243	USD	56	11/13/18	9
HSBC	TRY	587	USD	123	11/13/18	9
HSBC	TRY	4,383	USD	1,002	11/13/18	151
HSBC	TRY	10,132	USD	2,116	11/13/18	148
JPMorgan Chase	USD	95	EUR	81	08/24/18	—
JPMorgan Chase	USD	274	EUR	231	08/24/18	(4)
JPMorgan Chase	USD	528	EUR	450	09/19/18	—
JPMorgan Chase	USD	133	GBP	100	09/19/18	(2)
JPMorgan Chase	EUR	22	USD	26	08/24/18	—
JPMorgan Chase	EUR	276	USD	328	08/24/18	5
JPMorgan Chase	EUR	569	USD	684	08/24/18	18
JPMorgan Chase	EUR	150	USD	175	09/19/18	(1)
JPMorgan Chase	EUR	9,700	USD	11,341	09/19/18	(41)
Morgan Stanley	USD	320	EUR	272	08/24/18	(2)
Morgan Stanley	EUR	412	USD	478	08/24/18	(5)
Morgan Stanley	EUR	569	USD	684	08/24/18	17
Morgan Stanley	EUR	6,294	USD	7,371	08/24/18	(1)
Royal Bank of Canada	USD	2,978	AUD	4,010	08/07/18	2
Royal Bank of Canada	USD	3,949	CAD	5,147	08/07/18	8
Royal Bank of Canada	USD	2,925	CHF	2,887	08/07/18	(8)
Royal Bank of Canada	USD	2,132	CHF	2,084	09/19/18	(19)
Royal Bank of Canada	USD	13,790	EUR	11,742	08/07/18	(55)
Royal Bank of Canada	USD	9,751	EUR	8,214	09/19/18	(113)
Royal Bank of Canada	USD	7,313	GBP	5,554	08/07/18	(22)
Royal Bank of Canada	USD	2,742	GBP	2,042	09/19/18	(57)
Royal Bank of Canada	USD	4,397	HKD	34,508	08/07/18	—
Royal Bank of Canada	USD	10,116	JPY	1,127,093	08/07/18	(33)
Royal Bank of Canada	USD	16,583	JPY	1,813,204	09/19/18	(313)
Royal Bank of Canada	AUD	3,836	USD	2,832	08/07/18	(18)
Royal Bank of Canada	AUD	4,010	USD	2,978	09/06/18	(2)
Royal Bank of Canada	CAD	5,081	USD	3,838	08/07/18	(69)
Royal Bank of Canada	CAD	5,147	USD	3,951	09/06/18	(8)
Royal Bank of Canada	CHF	2,890	USD	2,920	08/07/18	—
Royal Bank of Canada	CHF	2,887	USD	2,932	09/06/18	8
Royal Bank of Canada	EUR	11,899	USD	13,904	08/07/18	(16)
Royal Bank of Canada	EUR	11,742	USD	13,819	09/06/18	55
Royal Bank of Canada	GBP	5,554	USD	7,310	08/07/18	18
Royal Bank of Canada	GBP	5,554	USD	7,322	09/06/18	22
Royal Bank of Canada	HKD	36,602	USD	4,667	08/07/18	3
Royal Bank of Canada	HKD	34,508	USD	4,400	09/06/18	—
Royal Bank of Canada	JPY	1,120,677	USD	10,154	08/07/18	129
Royal Bank of Canada	JPY	1,127,093	USD	10,136	09/06/18	33
State Street	USD	160	AUD	215	09/06/18	—
State Street	USD	5,746	AUD	7,551	09/19/18	(135)
State Street	USD	227	CAD	298	08/07/18	2
State Street	USD	177	CAD	230	09/06/18	—
State Street	USD	330	CHF	326	08/07/18	(1)
State Street	USD	2,239	EUR	1,912	08/07/18	(2)
State Street	USD	71,381	EUR	60,940	09/19/18	130
State Street	USD	805	GBP	609	08/07/18	(5)
State Street	USD	319	GBP	243	09/06/18	—
State Street	USD	133	GBP	100	09/19/18	(1)
State Street	USD	3,011	GBP	2,260	09/19/18	(39)
State Street	USD	1,555	HKD	12,197	08/07/18	(1)
State Street	USD	215	HKD	1,686	09/06/18	—
State Street	USD	2,161	INR	147,500	09/19/18	(23)

See accompanying notes which are an integral part of this quarterly report.

444 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	898	JPY	99,186	08/07/18	(11)
State Street	USD	2	JPY	265	09/06/18	—
State Street	USD	31,237	JPY	3,411,840	09/19/18	(625)
State Street	USD	504	KRW	561,714	08/07/18	(2)
State Street	USD	8,538	KRW	9,546,311	08/07/18	(3)
State Street	USD	264	KRW	293,695	09/06/18	(1)
State Street	USD	5,093	MXN	106,550	09/19/18	580
State Street	USD	1,072	MYR	4,280	09/19/18	(20)
State Street	USD	146	SEK	1,307	08/07/18	2
State Street	USD	6,349	SEK	55,478	08/07/18	(40)
State Street	USD	125	SEK	1,072	09/19/18	(2)
State Street	USD	492	SGD	670	08/07/18	—
State Street	USD	5,919	SGD	8,057	08/07/18	(1)
State Street	USD	120	SGD	160	09/19/18	(2)
State Street	USD	240	TWD	7,302	08/07/18	(2)
State Street	USD	7,068	TWD	216,121	08/07/18	(7)
State Street	AUD	260	USD	192	08/07/18	(1)
State Street	AUD	439	USD	328	08/07/18	1
State Street	BRL	4,760	USD	1,265	09/19/18	4
State Street	CAD	563	USD	429	08/07/18	(3)
State Street	CAD	13	USD	10	09/19/18	—
State Street	CHF	317	USD	320	08/07/18	—
State Street	CHF	587	USD	594	09/06/18	—
State Street	CNY	43,269	USD	6,715	09/19/18	376
State Street	EUR	1,281	USD	1,507	08/07/18	9
State Street	EUR	16	USD	19	08/24/18	—
State Street	EUR	45	USD	53	08/24/18	—
State Street	EUR	150	USD	178	08/24/18	2
State Street	EUR	203	USD	236	08/24/18	(1)
State Street	EUR	897	USD	1,052	09/06/18	—
State Street	GBP	607	USD	805	08/07/18	8
State Street	GBP	4,000	USD	5,318	09/19/18	57
State Street	HKD	3,821	USD	487	08/07/18	—
State Street	HKD	4,580	USD	585	09/19/18	—
State Street	JPY	124,852	USD	1,128	08/07/18	11
State Street	KRW	262,344	USD	236	08/07/18	1
State Street	KRW	301,475	USD	270	08/07/18	—
State Street	KRW	9,544,206	USD	8,545	08/07/18	13
State Street	KRW	9,546,311	USD	8,539	09/06/18	(1)
State Street	KRW	19,319,960	USD	18,017	09/19/18	729
State Street	RUB	759,680	USD	11,964	09/19/18	(133)
State Street	SEK	1,488	USD	171	08/07/18	2
State Street	SEK	55,297	USD	6,189	08/07/18	(102)
State Street	SEK	794	USD	91	09/06/18	—
State Street	SEK	55,478	USD	6,363	09/06/18	37
State Street	SGD	222	USD	163	08/07/18	1
State Street	SGD	8,505	USD	6,240	08/07/18	(8)
State Street	SGD	212	USD	156	09/06/18	—
State Street	SGD	8,057	USD	5,922	09/06/18	—
State Street	TWD	5,961	USD	197	08/07/18	2
State Street	TWD	6,551	USD	216	08/07/18	2
State Street	TWD	210,910	USD	6,929	08/07/18	38
State Street	TWD	5,619	USD	184	09/06/18	—
State Street	TWD	216,121	USD	7,077	09/06/18	4
State Street	TWD	8,822	USD	298	09/19/18	9
UBS	USD	2,978	AUD	4,010	08/07/18	2
UBS	USD	3,950	CAD	5,147	08/07/18	7
UBS	USD	2,924	CHF	2,887	08/07/18	(7)
UBS	USD	13,787	EUR	11,742	08/07/18	(53)
UBS	USD	159	EUR	136	08/24/18	—
UBS	USD	159	EUR	136	08/24/18	—
UBS	USD	7,311	GBP	5,554	08/07/18	(20)
UBS	USD	4,397	HKD	34,508	08/07/18	—

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 445

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	USD	10,116	JPY	1,127,093	08/07/18	(33)
UBS	AUD	4,010	USD	2,979	09/06/18	(2)
UBS	CAD	5,147	USD	3,952	09/06/18	(8)
UBS	CHF	2,887	USD	2,931	09/06/18	7
UBS	EUR	504	USD	594	08/24/18	4
UBS	EUR	11,742	USD	13,816	09/06/18	52
UBS	GBP	5,554	USD	7,321	09/06/18	21
UBS	HKD	34,508	USD	4,400	09/06/18	—
UBS	JPY	1,127,093	USD	10,136	09/06/18	33
Westpac	USD	2,978	AUD	4,010	08/07/18	1
Westpac	USD	3,949	CAD	5,147	08/07/18	8
Westpac	USD	2,924	CHF	2,887	08/07/18	(7)
Westpac	USD	2,133	CHF	2,084	09/19/18	(20)
Westpac	USD	13,785	EUR	11,742	08/07/18	(50)
Westpac	USD	9,755	EUR	8,214	09/19/18	(117)
Westpac	USD	7,311	GBP	5,554	08/07/18	(20)
Westpac	USD	2,744	GBP	2,042	09/19/18	(58)
Westpac	USD	4,397	HKD	34,508	08/07/18	—
Westpac	USD	10,114	JPY	1,127,093	08/07/18	(30)
Westpac	USD	38,330	JPY	4,307,114	08/28/18	254
Westpac	USD	16,589	JPY	1,813,204	09/19/18	(320)
Westpac	AUD	3,836	USD	2,833	08/07/18	(17)
Westpac	AUD	4,010	USD	2,979	09/06/18	(1)
Westpac	CAD	5,081	USD	3,838	08/07/18	(68)
Westpac	CAD	5,147	USD	3,951	09/06/18	(8)
Westpac	CHF	2,890	USD	2,920	08/07/18	1
Westpac	CHF	2,887	USD	2,931	09/06/18	7
Westpac	EUR	11,899	USD	13,907	08/07/18	(13)
Westpac	EUR	11,742	USD	13,815	09/06/18	50
Westpac	GBP	5,554	USD	7,317	08/07/18	25
Westpac	GBP	5,554	USD	7,320	09/06/18	20
Westpac	HKD	36,602	USD	4,667	08/07/18	3
Westpac	HKD	34,508	USD	4,400	09/06/18	—
Westpac	JPY	1,120,677	USD	10,155	08/07/18	130
Westpac	JPY	1,127,093	USD	10,133	09/06/18	30
Westpac	SEK	431,172	USD	49,100	08/28/18	(31)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,361)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Goldman Sachs ABGS1059
Commodity Index(i)	Goldman Sachs	USD	14,702	1 Month LIBOR(1)	08/03/18	—	(377)	(377)
Goldman Sachs ABGS1059
Commodity Index(i)	Goldman Sachs	USD	27,487	1 Month LIBOR(1)	08/03/18	—	(706)	(706)
Goldman Sachs ABGS1059
Commodity Index(i)	Goldman Sachs	USD	54,863	1 Month LIBOR(1)	08/03/18	—	(1,408)	(1,408)
Total Open Total Return Swap Contracts (å)						—	(2,491)	(2,491)

(i) The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1059 Commodity Index swap contract:

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Crude Oil November 2018	12.6	$12,192

See accompanying notes which are an integral part of this quarterly report.

446 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Cotton Subindex December 2018	12.8	12,463
Heating Oil September 2018	12.5	12,164
Natural Gas September 2018	12.7	12,289
Soybean Meal December 2018	13.1	12,671
Unleaded Gasoline September 2018	12.4	12,101
WTI Crude Oil September 2018	12.7	12,302
Zinc September 2018	12.8	12,428
Total Long Futures Contracts		98,610

Short Futures Contracts
Coffee September 2018	(12.6)	(12,228)
Corn September 2018	(13.0)	(12,637)
Kansas Wheat September 2018	(13.2)	(12,843)
Lean Hogs October 2018	(12.6)	(12,253)
Soybean Oil December 2018	(12.8)	(12,408)
Soybeans November 2018	(13.2)	(12,758)
Sugar October 2018	(12.3)	(11,916)
Wheat September 2018	(13.2)	(12,828)
Total Short Futures Contracts		(99,871)

Cash	101.3	98,313
Total Notional Amount		$97,052

* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$

Barclays	USD	21,802	Three Month LIBOR(2)	2.792%(3)	06/28/20	—	33	33
Barclays	USD	94,213	Three Month LIBOR(2)	2.791%(3)	07/05/20	—	150	150
Barclays	USD	94,213	Three Month LIBOR(2)	2.796%(3)	07/05/20	—	142	142
Barclays	USD	94,213	Three Month LIBOR(2)	2.786%(3)	07/05/20	—	159	159
Barclays	USD	66,381	Three Month LIBOR(2)	2.828%(3)	07/16/20	—	64	64
Barclays	USD	16,728	Three Month LIBOR(2)	2.835%(3)	07/19/20	—	14	14
Barclays	USD	3,374	Three Month LIBOR(2)	2.826%(3)	07/25/20	—	4	4
Barclays	USD	45,512	Three Month LIBOR(2)	2.860%(3)	07/25/20	—	18	18
Barclays	USD	2,505	2.854%(3)	Three Month LIBOR(2)	07/26/20	—	(1)	(1)
Barclays	USD	39,017	2.864%(3)	Three Month LIBOR(2)	07/30/20	—	(10)	(10)
Barclays	USD	71,360	Three Month LIBOR(2)	2.875%(3)	09/19/20	(26)	105	79
Barclays	USD	9,862	Three Month LIBOR(2)	2.939%(3)	08/01/21	—	—	—
Barclays	USD	198,430	Three Month LIBOR(2)	2.750%(3)	06/20/23	979	1,050	2,029
Barclays	USD	44,082	2.871%(3)	Three Month LIBOR(2)	07/05/23	—	(210)	(210)
Barclays	USD	44,082	2.882%(3)	Three Month LIBOR(2)	07/05/23	—	(189)	(189)
Barclays	USD	44,082	2.879%(3)	Three Month LIBOR(2)	07/05/23	—	(195)	(195)
Barclays	USD	8,256	Three Month LIBOR(2)	2.978%(3)	07/30/23	—	(1)	(1)
Barclays	USD	13,856	Three Month LIBOR(2)	2.969%(3)	07/30/23	—	3	3
Barclays	USD	308,120	Three Month LIBOR(2)	2.900%(3)	09/19/23	303	1,016	1,319
Barclays	USD	1,532	Three Month LIBOR(2)	2.972%(3)	06/26/28	—	7	7
Barclays	USD	15,090	Three Month LIBOR(2)	2.940%(3)	06/28/28	—	114	114
Barclays	USD	6,202	2.927%(3)	Three Month LIBOR(2)	06/29/28	—	(53)	(53)
Barclays	USD	7,554	Three Month LIBOR(2)	2.910%(3)	07/02/28	—	76	76

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 447

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	4,401	2.925%(3)	Three Month LIBOR(2)	07/03/28	—	(39)	(39)
Barclays	USD	8,840	2.899%(3)	Three Month LIBOR(2)	07/03/28	—	(98)	(98)
Barclays	USD	9,622	Three Month LIBOR(2)	2.923%(3)	07/03/28	—	87	87
Barclays	USD	8,840	Three Month LIBOR(2)	3.030%(3)	07/11/28	—	(2)	(2)
Barclays	USD	17,681	2.945%(3)	Three Month LIBOR(2)	07/11/28	—	(126)	(126)
Barclays	USD	11,006	2.926%(3)	Three Month LIBOR(2)	07/16/28	—	(97)	(97)
Barclays	USD	11,006	2.921%(3)	Three Month LIBOR(2)	07/16/28	—	(101)	(101)
Barclays	USD	8,867	Three Month LIBOR(2)	3.050%(3)	07/17/28	—	(18)	(18)
Barclays	USD	17,733	2.965%(3)	Three Month LIBOR(2)	07/17/28	—	(96)	(96)
Barclays	USD	37,826	2.936%(3)	Three Month LIBOR(2)	07/18/28	—	(299)	(299)
Barclays	USD	37,826	2.934%(3)	Three Month LIBOR(2)	07/18/28	—	(306)	(306)
Barclays	USD	86,374	Three Month LIBOR(2)	2.955%(3)	07/18/28	—	540	540
Barclays	USD	3,712	2.919%(3)	Three Month LIBOR(2)	07/24/28	—	(35)	(35)
Barclays	USD	1,300	Three Month LIBOR(2)	2.933%(3)	07/25/28	—	11	11
Barclays	USD	8,334	2.962%(3)	Three Month LIBOR(2)	07/25/28	—	(47)	(47)
Barclays	USD	9,395	Three Month LIBOR(2)	3.002%(3)	07/25/28	—	20	20
Barclays	USD	13,037	Three Month LIBOR(2)	3.012%(3)	07/26/28	—	17	17
Barclays	USD	686	Three Month LIBOR(2)	2.980%(3)	07/27/28	—	3	3
Barclays	USD	3,949	Three Month LIBOR(2)	2.975%(3)	07/27/28	—	18	18
Barclays	USD	10,359	3.018%(3)	Three Month LIBOR(2)	07/30/28	—	(8)	(8)
Barclays	USD	1,666	Three Month LIBOR(2)	3.010%(3)	07/31/28	—	2	2
Barclays	USD	2,804	Three Month LIBOR(2)	3.029%(3)	07/31/28	—	(1)	(1)
Barclays	USD	26,390	Three Month LIBOR(2)	3.040%(3)	08/01/28	—	(29)	(29)
Barclays	USD	3,813	Three Month LIBOR(2)	2.976%(3)	08/07/28	—	18	18
Barclays	USD	6,478	Three Month LIBOR(2)	2.920%(3)	08/21/28	—	63	63
Barclays	USD	171,226	2.950%(3)	Three Month LIBOR(2)	09/19/28	(134)	(1,184)	(1,318)
Barclays	USD	4,602	2.926%(3)	Three Month LIBOR(2)	07/02/48	—	(108)	(108)
Barclays	USD	2,027	3.009%(3)	Three Month LIBOR(2)	07/25/48	—	(13)	(13)
Barclays	USD	2,558	3.006%(3)	Three Month LIBOR(2)	07/26/48	—	(18)	(18)
Barclays	USD	2,508	3.001%(3)	Three Month LIBOR(2)	07/27/48	—	(20)	(20)
Citigroup	EUR	140	1.059%(4))	Six Month EUROBOR(3)	02/01/28	—	3	3
JPMorgan Chase	HUF	383,299	Six Month BUBOR(3)	0.833%(4)	11/22/22	—	48	48
JPMorgan Chase	GBP	175	Six Month LIBOR(3)	1.430%(3)	05/17/23	—	(1)	(1)
JPMorgan Chase	GBP	550	Six Month LIBOR(3)	1.346%(3)	06/11/23	—	1	1
JPMorgan Chase	USD	650	Three Month LIBOR(2)	2.883%(3)	06/29/23	—	3	3
JPMorgan Chase	USD	2,000	Three Month LIBOR(2)	2.894%(3)	07/06/23	—	7	7
JPMorgan Chase	USD	2,000	Three Month LIBOR(2)	2.900%(3)	07/18/23	—	7	7
JPMorgan Chase	EUR	900	0.276%(4)	Six Month EUROBOR(3)	07/24/23	—	(3)	(3)
JPMorgan Chase	EUR	497	1.339%(4)	Six Month EUROBOR(3)	03/05/28	—	24	24
JPMorgan Chase	EUR	450	0.865%(4)	Six Month EUROBOR(3)	07/24/28	—	(4)	(4)
Morgan Stanley	USD	13,217	3.000%(3)	Three Month LIBOR(2)	09/19/48	98	(215)	(117)
Total Open Interest Rate Swap Contracts (å)						1,220	300	1,520

See accompanying notes which are an integral part of this quarterly report.

448 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
									Unrealized
			Implied			Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell	Credit			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Notional Amount		Fixed Rate	Date	$	$	$
21st Centry Fox
America, Inc.	Barclays	Sell	0.312%	USD	510	1.000%(2)	06/20/23	15	1	16
AES Corporation	Goldman Sachs	Sell	1.356%	USD	600	5.000%(2)	12/20/23	109	(3)	106
American Airlines	JPMorgan Chase	Sell	1.058%	USD	150	5.000%(2)	06/20/20	11	—	11
Anglo American PLC	BNP Paribas	Sell	1.423%	EUR	410	5.000%(2)	06/20/23	80	2	82
Anglo American PLC	BNP Paribas	Sell	1.821%	EUR	250	5.000%(2)	12/20/24	58	(2)	56
Anglo American PLC	Credit Suisse	Sell	1.821%	EUR	250	5.000%(2)	12/20/24	59	(3)	56
ArcelorMittal	Goldman Sachs	Sell	0.236%	EUR	450	5.000%(2)	06/20/19	16	6	22
ArcelorMittal	Barclays	Sell	1.439%	EUR	825	5.000%(2)	06/20/23	166	(2)	164
ArcelorMittal	Citigroup	Sell	1.439%	EUR	235	5.000%(2)	06/20/23	48	(1)	47
Avis	Goldman Sachs	Sell	4.047%	USD	400	5.000%(2)	12/20/23	2	15	17
BP PLC	Barclays	Sell	0.408%	EUR	600	1.000%(2)	06/20/23	19	1	20
Calpine	Goldman Sachs	Sell	3.920%	USD	600	5.000%(2)	12/20/23	22	7	29
Canadian Natural
Resources	Goldman Sachs	Sell	0.695%	USD	170	1.000%(2)	06/20/24	(5)	8	3
Canadian Natural
Resources	Goldman Sachs	Sell	0.695%	USD	160	1.000%(2)	06/20/24	(6)	9	3
Canadian Natural
Resources	BNP Paribas	Sell	0.759%	USD	100	1.000%(2)	12/20/24	(3)	4	1
Canadian Natural
Resources	BNP Paribas	Sell	0.759%	USD	170	1.000%(2)	12/20/24	(5)	7	2
Canadian Natural
Resources	Citigroup	Sell	0.759%	USD	350	1.000%(2)	12/20/24	2	3	5
CenturyLink, Inc.	Goldman Sachs	Sell	2.136%	USD	850	1.000%(2)	12/20/23	(105)	—	(105)
Enel SPA	Barclays	Sell	0.799%	EUR	273	1.000%(2)	06/20/23	—	3	3
Enel SPA	Barclays	Sell	0.799%	EUR	600	1.000%(2)	06/20/23	2	5	7
Fiat S. p. A.	Goldman Sachs	Sell	1.941%	EUR	450	5.000%(2)	12/20/23	87	(4)	83
Goodyear Tire & Rubber
Co.	Barclays	Sell	2.360%	USD	300	5.000%(2)	12/20/23	41	(4)	37
Indonesia Government
International Bond	Barclays	Sell	1.115%	USD	485	1.000%(2)	06/20/23	(3)	—	(3)
International Lease
Finance Co.	Citigroup	Sell	1.145%	USD	900	5.000%(2)	12/20/24	193	3	196
International Paper Co.	JPMorgan Chase	Sell	0.619%	USD	320	1.000%(2)	06/20/23	3	3	6
International Paper Co.	JPMorgan Chase	Sell	0.619%	USD	280	1.000%(2)	06/20/23	3	2	5
JCPenny Co.	Goldman Sachs	Sell	11.554%	USD	250	5.000%(2)	12/20/22	(20)	(30)	(50)
L Brands, Inc.	Goldman Sachs	Sell	3.053%	USD	250	1.000%(2)	12/20/23	(21)	(3)	(24)
L Brands, Inc.	Goldman Sachs	Sell	3.325%	USD	150	1.000%(2)	06/20/24	(13)	(4)	(17)
L Brands, Inc.	Goldman Sachs	Sell	3.325%	USD	225	1.000%(2)	06/20/24	(20)	(6)	(26)
Mexico Government
International Bond	Citigroup	Sell	1.135%	USD	480	1.000%(2)	06/20/23	(2)	(1)	(3)
NRG Energy	Goldman Sachs	Sell	1.462%	USD	39	5.000%(2)	12/20/22	3	3	6
South Africa Government
International Bond	JPMorgan Chase	Sell	1.804%	USD	190	1.000%(2)	06/20/23	(7)	—	(7)
South Africa Government
International Bond	JPMorgan Chase	Sell	1.804%	USD	305	1.000%(2)	06/20/23	(10)	(1)	(11)
Telecom Italia SPA	Goldman Sachs	Sell	0.435%	EUR	300	1.000%(2)	06/20/19	—	2	2
Tesco PLC	Goldman Sachs	Sell	1.460%	EUR	300	1.000%(2)	06/20/25	(8)	(3)	(11)
UniCredit S. p. A.	Citigroup	Sell	1.105%	EUR	140	1.000%(2)	06/20/22	1	(2)	(1)
Valeo	Citigroup	Sell	0.909%	EUR	800	1.000%(2)	06/20/23	8	(4)	4
Weatherford
International Ltd.	Goldman Sachs	Sell	5.579%	USD	175	1.000%(2)	06/20/23	(32)	—	(32)
Total Open Corporate Issues Contracts								688	11	699
Credit Indices

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 449

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
										Unrealized
			Implied			Fund (Pays)/			Premiums	Appreciation
		Purchase/Sell	Credit			Receives		Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Notional Amount		Fixed Rate		Date	$	$	$
										Unrealized
						Fund (Pays)/			Premiums	Appreciation
		Purchase/Sell				Receives		Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection		Notional Amount		Fixed Rate		Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase		USD	1,000	(1.000	%)(2)	06/20/23	19	11	30
CDX NA High Yield
Index	Bank of America	Purchase		USD	46,500	(5.000	%)(2)	06/20/23	(3,079)	(200)	(3,279)
CDX NA Investment
Grade Index	Bank of America	Sell		USD	138,000	1.000	%(2)	06/20/23	2,267	342	2,609
CMBX NA Index	Bank of America	Sell		USD	423	3.000	%(2)	05/11/63	(49)	2	(47)
CMBX NA Index	Bank of America	Sell		USD	7	3.000	%(2)	05/11/63	(1)	—	(1)
CMBX NA Index	Bank of America	Sell		USD	156	3.000	%(2)	05/11/63	(23)	6	(17)
CMBX NA Index	Barclays	Sell		USD	7,000	3.000	%(2)	05/11/63	(713)	(57)	(770)
CMBX NA Index	Citigroup	Purchase		USD	28	(2.000	%)(2)	05/11/63	—	—	—
CMBX NA Index	Citigroup	Sell		USD	123	3.000	%(2)	05/11/63	(14)	—	(14)
CMBX NA Index	Citigroup	Sell		USD	63	3.000	%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	Citigroup	Sell		USD	34	3.000	%(2)	05/11/63	(3)	(1)	(4)
CMBX NA Index	Citigroup	Sell		EUR	123	5.000	%(2)	06/20/23	24	—	24
CMBX NA Index	Citigroup	Sell		USD	41	3.000	%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Citigroup	Sell		USD	78	3.000	%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Citigroup	Sell		USD	35	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Citigroup	Sell		USD	49	3.000	%(2)	01/17/47	(5)	2	(3)
CMBX NA Index	Citigroup	Sell		USD	69	3.000	%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Citigroup	Sell		USD	63	3.000	%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	Citigroup	Sell		USD	35	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Credit Suisse	Sell		USD	265	3.000	%(2)	05/11/63	(44)	15	(29)
CMBX NA Index	Credit Suisse	Sell		USD	49	3.000	%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Credit Suisse	Sell		USD	108	3.000	%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	Credit Suisse	Sell		USD	2,522	3.000	%(2)	05/11/63	(429)	151	(278)
CMBX NA Index	Credit Suisse	Sell		USD	3,854	3.000	%(2)	05/11/63	(614)	189	(425)
CMBX NA Index	Credit Suisse	Sell		USD	20	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Credit Suisse	Sell		USD	41	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Credit Suisse	Sell		USD	110	3.000	%(2)	05/11/63	(12)	—	(12)
CMBX NA Index	Credit Suisse	Purchase		USD	34	(3.000	%)(2)	01/17/47	2	—	2
CMBX NA Index	Credit Suisse	Sell		USD	69	3.000	%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Credit Suisse	Sell		USD	34	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Credit Suisse	Sell		USD	98	3.000	%(2)	05/11/63	(14)	3	(11)
CMBX NA Index	Credit Suisse	Sell		USD	199	3.000	%(2)	05/11/63	(30)	8	(22)
CMBX NA Index	Credit Suisse	Sell		USD	54	3.000	%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	Credit Suisse	Sell		USD	689	3.000	%(2)	05/11/63	(110)	34	(76)
CMBX NA Index	Credit Suisse	Sell		USD	44	3.000	%(2)	05/11/63	(4)	(1)	(5)
CMBX NA Index	Goldman Sachs	Sell		USD	193	3.000	%(2)	05/11/63	(29)	8	(21)
CMBX NA Index	Goldman Sachs	Sell		USD	50	3.000	%(2)	05/11/63	(6)	—	(6)
CMBX NA Index	Goldman Sachs	Sell		USD	4,500	3.000	%(2)	05/11/63	(717)	222	(495)
CMBX NA Index	Goldman Sachs	Sell		USD	222	3.000	%(2)	05/11/63	(33)	9	(24)
CMBX NA Index	Goldman Sachs	Sell		USD	1,442	3.000	%(2)	05/11/63	(236)	77	(159)
CMBX NA Index	Goldman Sachs	Sell		USD	4,544	3.000	%(2)	05/11/63	(447)	(53)	(500)
CMBX NA Index	Goldman Sachs	Sell		USD	20	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Goldman Sachs	Sell		USD	15,000	3.000	%(2)	05/11/63	(1,519)	(133)	(1,652)

See accompanying notes which are an integral part of this quarterly report.

450 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
										Unrealized
			Implied			Fund (Pays)/			Premiums	Appreciation
		Purchase/Sell	Credit			Receives		Termination	Paid/(Received)	(Depreciation	Fair Value
Reference Entity	Counterparty	Protection	Spread	Notional Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	JPMorgan Chase	Sell		USD	3,300	3.000	%(2)	05/11/63	(482)	118	(364)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,100	3.000	%(2)	05/11/63	(171)	50	(121)
CMBX NA Index	JPMorgan Chase	Sell		USD	233	3.000	%(2)	05/11/63	(35)	9	(26)
CMBX NA Index	JPMorgan Chase	Sell		USD	4,154	3.000	%(2)	05/11/63	(660)	202	(458)
CMBX NA Index	JPMorgan Chase	Sell		USD	364	3.000	%(2)	05/11/63	(54)	14	(40)
CMBX NA Index	JPMorgan Chase	Sell		USD	86	3.000	%(2)	05/11/63	(13)	4	(9)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000	%(2)	05/11/63	(180)	63	(117)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000	%(2)	05/11/63	(178)	61	(117)
CMBX NA Index	JPMorgan Chase	Sell		USD	78	3.000	%(2)	05/11/63	(11)	2	(9)
CMBX NA Index	JPMorgan Chase	Sell		USD	4,477	3.000	%(2)	05/11/63	(711)	219	(492)
CMBX NA Index	JPMorgan Chase	Sell		USD	118	3.000	%(2)	05/11/63	(11)	(2)	(13)
CMBX NA Index	JPMorgan Chase	Sell		USD	18	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell		USD	36	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	JPMorgan Chase	Sell		USD	62	3.000	%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	JPMorgan Chase	Purchase		USD	62	(3.000	%(2)	01/17/47	4	—	4
CMBX NA Index	JPMorgan Chase	Sell		USD	14	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell		USD	38	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	JPMorgan Chase	Sell		USD	21	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	JPMorgan Chase	Sell		USD	62	3.000	%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	JPMorgan Chase	Purchase		USD	62	(3.000	%(2)	01/17/47	4	—	4
CMBX NA Index	JPMorgan Chase	Sell		USD	333	3.000	%(2)	05/11/63	(52)	15	(37)
CMBX NA Index	JPMorgan Chase	Sell		USD	162	3.000	%(2)	05/11/63	(23)	5	(18)
CMBX NA Index	JPMorgan Chase	Sell		USD	100	3.000	%(2)	05/11/63	(14)	3	(11)
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000	%(2)	05/11/63	(86)	25	(61)
CMBX NA Index	JPMorgan Chase	Sell		USD	8,767	3.000	%(2)	05/11/63	(1,268)	303	(965)
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000	%(2)	05/11/63	(86)	25	(61)
CMBX NA Index	Morgan Stanley	Sell		USD	364	3.000	%(2)	05/11/63	(54)	14	(40)
CMBX NA Index	Morgan Stanley	Sell		USD	17	3.000	%(2)	05/11/63	(2)	—	(2)
CMBX NA Index	Morgan Stanley	Sell		USD	59	3.000	%(2)	05/11/63	(7)	—	(7)
CMBX NA Index	Morgan Stanley	Sell		USD	77	3.000	%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Morgan Stanley	Sell		USD	345	3.000	%(2)	05/11/63	(57)	19	(38)
CMBX NA Index	Morgan Stanley	Sell		USD	28	2.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	1,018	3.000	%(2)	01/17/47	(79)	12	(67)
CMBX NA Index	Morgan Stanley	Sell		USD	33	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	94	3.000	%(2)	05/11/63	(14)	4	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	34	3.000	%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	Morgan Stanley	Sell		USD	1	3.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Morgan Stanley	Sell		USD	79	3.000	%(2)	05/11/63	(8)	(1)	(9)
CMBX NA Index	Morgan Stanley	Sell		USD	241	3.000	%(2)	05/11/63	(29)	2	(27)
CMBX NA Index	Morgan Stanley	Sell		USD	47	3.000	%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	45	3.000	%(2)	05/11/63	(5)	—	(5)
CMBX NA Index	Morgan Stanley	Sell		USD	472	3.000	%(2)	05/11/63	(57)	5	(52)
CMBX NA Index	Morgan Stanley	Sell		USD	689	3.000	%(2)	05/11/63	(83)	7	(76)
iTraxx Europe Crossover
Index	JPMorgan Chase	Purchase		EUR	750	(5.000	%(2)	06/20/23	(70)	(13)	(83)
iTraxx Europe Index	JPMorgan Chase	Purchase		EUR	550	(1.000	%(2)	06/20/23	(6)	(2)	(8)
iTraxx Europe Index	JPMorgan Chase	Purchase		EUR	1,075	(1.000	%(2)	06/20/23	(12)	(4)	(16)
iTraxx Europe Index	JPMorgan Chase	Sell		EUR	550	1.000	%(2)	06/20/23	10	2	12

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 451

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
									Unrealized
			Implied			Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell	Credit			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Notional Amount		Fixed Rate	Date	$	$	$
iTraxx Europe Index	JPMorgan Chase	Sell		EUR	1,075	1.000%(2)	06/20/23	19	5	24
Total Open Credit Indices Contracts (å)								(10,430)	1,793	(8,637)
Total Open Credit Default Swap Contracts (å)								(9,742)	1,804	(7,938)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
				Fair Value
							Practical
Portfolio Summary			Level 1	Level 2		Level 3	Expedient (a)		Total
Long-Term Investments
Asset-Backed Securities			$—	$5,617		$—		$—		$5,617
Corporate Bonds and Notes			—	70,928		—		—		70,928
Financial Services			—	585		—		—		585
International Debt			—	55,405		—		—		55,405
Loan Agreements			—	55,400		—		—		55,400
Mortgage-Backed Securities			—	395,395		36,043		—	431,438
Non-US Bonds			—	83,895		—		—		83,895
United States Government Treasuries			—	7,691		—		—		7,691
Common Stocks
Consumer Discretionary			58,862	35,749		—		—		94,611
Consumer Staples			20,473	9,468		—		—		29,941
Energy			42,677	20,832		—		—		63,509
Financial Services			200,898	107,991		10		—	308,899
Health Care			45,112	17,278		—		—		62,390
Materials and Processing			40,206	34,186		—		—		74,392
Producer Durables			52,076	44,379		—		—		96,455
Technology			89,890	35,269		—		—	125,159
Utilities			75,001	31,161		—		—	106,162
Preferred Stocks			4,562	1,861		—		—		6,423
Options Purchased			29,074	466		—		—		29,540
Short-Term Investments			—	53,722		—		683,700	737,422
Total Investments			658,831	1,067,278		36,053		683,700	2,445,862
Other Assets and Liabilities, Net

Other Financial Instruments
Assets
Futures Contracts			9,947	—		—		—		9,947
Foreign Currency Exchange Contracts			—	4,779		—		—		4,779
Interest Rate Swap Contracts			—	5,083		—		—		5,083
Credit Default Swap Contracts			—	3,698		—		—		3,698
A

See accompanying notes which are an integral part of this quarterly report.

452 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Liabilities
Futures Contracts	(15,441)	—	—	—	(15,441)
Options Written	(1,551)	(490)	—	—	(2,041)
Foreign Currency Exchange Contracts	(40)	(6,100)	—	—	(6,140)
Total Return Swap Contracts	—	(2,491)	—	—	(2,491)
Interest Rate Swap Contracts	—	(3,563)	—	—	(3,563)
Credit Default Swap Contracts	—	(11,636)	—	—	(11,636)

Total Other Financial Instruments*	$(7,085)	$(10,720)	$—	$—	$(17,805)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to
Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	7/31/2018	7/31/2018
Bonds and Notes
Asset Backed Securities	$841	$1,578	$4	$—	$—	$—	$2,376	$(39)	$—	$—
Mortgage-Backed
Securities	5,361	33,127	2,480	—	(526)	1,879	1,276	(42)	36,043	(148)
Common Stocks	282	11	252	—	(24)	—	—	(7)	10	—
Total Investments	6,484	34,716	2,736	—	(550)	1,879	3,652	(88)	36,053	(148)

Amounts in thousands
			Fair Value
Country Exposure				$
Argentina				4,182
Australia				19,738
Austria				3,124
Belgium				1,373
Bermuda				2,141
Brazil				18,756
Canada				51,458
Cayman Islands				10,255

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 453

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Chile	4,354
China	58,578
Colombia	7,055
Czech Republic	2,938
Denmark	7,888
Finland	5,294
France	24,327
Germany	20,314
Greece	1,382
Guernsey	1,414
Hong Kong	31,837
Hungary	2,609
India	10,345
Indonesia	6,769
Ireland	6,171
Isle of Man	205
Israel	2,155
Italy	8,991
Japan	36,894
Jersey	2,435
Luxembourg	6,244
Marshall Islands	4,240
Mauritius	904
Mexico	14,853
Monaco	416
Netherlands	9,021
New Zealand	242
Norway	5,113
Panama	290
Peru	2,567
Poland	1,787
Portugal	1,729
Puerto Rico	4,568
Romania	1,729
Russia	22,446
Singapore	6,258
South Africa	15,691
South Korea	39,975
Spain	10,256
Sweden	4,293
Switzerland	8,112
Taiwan	12,984
Thailand	7,713
Turkey	8,739
Ukraine	1,944
United Arab Emirates	2,355
United Kingdom	37,967
United States	1,856,008
Virgin Islands, British	4,436
Total Investments	2,445,862

See accompanying notes which are an integral part of this quarterly report.

454 Multi-Asset Growth Strategy Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 91.9%			Wal-Mart Stores, Inc. (ì)	7,308	652
Consumer Discretionary - 13.6%			Walt Disney Co. (The)(ì)	6,552	744
Advance Auto Parts, Inc.	343	48	Whirlpool Corp.	556	73
Amazon. com, Inc. (ì) (Æ)	1,494	2,655	Williams-Sonoma, Inc.	266	16
AMC Networks, Inc. Class A(Æ)	208	13	Wyndham Hotels & Resorts, Inc.	1,432	83
AutoNation, Inc. (Æ)	793	38	Wyndham Worldwide Corp.	1,432	66
Best Buy Co. , Inc.	2,196	165	Wynn Resorts, Ltd.	346	58
CarMax, Inc. (Æ)	2,143	160			13,798
Comcast Corp. Class A(ì)	23,631	846
Costco Wholesale Corp.	2,288	500	Consumer Staples - 5.2%
Dick's Sporting Goods, Inc.	336	11	Altria Group, Inc. (ì)	11,356	666
Dillard's, Inc. Class A	2,907	233	Bunge, Ltd.	647	45
Discovery Communications, Inc. Class C(Æ)	631	15	Campbell Soup Co.	2,795	114
Dollar General Corp.	1,953	192	Coca-Cola Co. (The)(ì)	14,199	662
DR Horton, Inc.	2,712	119	Colgate-Palmolive Co.	3,651	245
eBay, Inc. (Æ)	5,211	174	Constellation Brands, Inc. Class A	748	157
Expedia, Inc.	525	70	CVS Health Corp.	6,101	396
Fitbit, Inc. Class A(Æ)	11,794	70	Herbalife, Ltd. (Æ)	718	37
Ford Motor Co.	20,117	202	Hormel Foods Corp.	4,652	167
Fortune Brands Home & Security, Inc.	621	36	Kimberly-Clark Corp.	2,441	278
GameStop Corp. Class A	6,563	95	Kraft Heinz Co. (The)	3,176	191
Gap, Inc. (The)	3,571	108	Molson Coors Brewing Co. Class B	1,487	100
Gentex Corp.	3,254	75	Mondelez International, Inc. Class A	8,976	389
Goodyear Tire & Rubber Co. (The)	2,724	66	Nu Skin Enterprises, Inc. Class A	284	21
Graham Holdings Co. Class B	55	31	PepsiCo, Inc. (ì)	7,330	843
H&R Block, Inc.	2,631	66	Procter & Gamble Co. (The)(ì)	9,891	800
Harley-Davidson, Inc.	968	42	Sprouts Farmers Market, Inc. (Æ)	2,538	55
Hasbro, Inc.	1,340	133	Tyson Foods, Inc. Class A	2,406	139
Home Depot, Inc. (The)(ì)	7,142	1,411			5,305
Interpublic Group of Cos. , Inc. (The)	1,780	40
Kohl's Corp.	1,853	137	Energy - 5.0%
Lear Corp.	963	173	Anadarko Petroleum Corp.	3,083	225
Leggett & Platt, Inc.	680	30	Andeavor(Æ)	1,113	167
Lennar Corp. Class A	954	50	Apache Corp.	2,959	136
Lennar Corp. Class B	19	1	Chesapeake Energy Corp. (Æ)	4,080	19
Macy's, Inc.	1,319	52	Chevron Corp. (ì)	8,004	1,011
Madison Square Garden Co. (The) Class A(Æ)	107	33	ConocoPhillips	7,141	515
McDonald's Corp. (ì)	4,825	760	EQT Corp.	2,257	112
Michael Kors Holdings, Ltd. (Æ)	852	57	Exxon Mobil Corp. (ì)	16,412	1,338
Murphy USA, Inc. (Æ)	1,379	109	First Solar, Inc. (Æ)	501	26
Netflix, Inc. (Æ)	1,540	520	Halliburton Co.	3,822	162
Newell Rubbermaid, Inc.	1,942	51	Helmerich & Payne, Inc.	1,227	75
News Corp. Class A	2,507	38	HollyFrontier Corp.	948	71
Nike, Inc. Class B	7,040	541	McDermott International, Inc. (Æ)	1,576	28
Penske Automotive Group, Inc.	414	22	Noble Corp. PLC(Æ)	1,228	7
PulteGroup, Inc.	2,943	84	Occidental Petroleum Corp.	4,249	357
PVH Corp.	797	122	Rowan Cos. PLC Class A(Æ)	5,590	81
Qurate Retail Group Class A(Æ)	1,594	34	Schlumberger, Ltd. (ì)	5,492	371
Sally Beauty Holdings, Inc. (Æ)	936	15	SM Energy Co.	785	22
Signet Jewelers, Ltd.	633	37	Southwestern Energy Co. (Æ)	2,804	14
Skechers U. S. A. , Inc. Class A(Æ)	972	27	Transocean, Ltd. (Æ)	5,725	74
Starbucks Corp.	6,043	317	Valero Energy Corp.	1,842	218
TEGNA, Inc.	1,865	21	Williams Cos. , Inc. (The)	3,549	106
Thor Industries, Inc.	389	37			5,135
Tiffany & Co.	1,156	159
TJX Cos. , Inc.	4,281	416	Financial Services - 19.2%
TripAdvisor, Inc. (Æ)	769	45	Affiliated Managers Group, Inc.	809	129
Twenty-First Century Fox, Inc. Class A	9,594	432	Alliance Data Systems Corp.	375	84
Urban Outfitters, Inc. (Æ)	2,305	102	Ally Financial, Inc.	1,926	52
Vista Outdoor, Inc. (Æ)	4,298	70	American Express Co. (ì)	5,745	572

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 455

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
American International Group, Inc.	7,043	389	SEI Investments Co.	2,545	153
American National Insurance Co.	2,476	319	Simon Property Group, Inc. (ö)	2,011	354
American Tower Corp. (ö)	1,696	251	SL Green Realty Corp. (ö)	803	83
Apartment Investment & Management Co.			TD Ameritrade Holding Corp.	4,170	238
Class A(ö)	2,311	99	Torchmark Corp.	2,250	198
Artisan Partners Asset Management, Inc.			Total System Services, Inc.	2,437	223
Class A	1,434	49	Two Harbors Investment Corp. (ö)	3,792	59
Assurant, Inc.	1,255	138	Unum Group	4,788	190
Assured Guaranty, Ltd.	7,821	304	US Bancorp	8,078	428
Bank of America Corp. (ì)	40,974	1,265	Visa, Inc. Class A(ì)	6,920	946
Berkshire Hathaway, Inc. Class B(ì) (Æ)	7,146	1,414	Weingarten Realty Investors(ö)	1,406	43
Brighthouse Financial, Inc. (Æ)	563	24	Wells Fargo & Co. (ì)	21,939	1,257
Cboe Global Markets, Inc.	703	68	Weyerhaeuser Co. (ö)	3,853	132
CBRE Group, Inc. Class A(Æ)	2,909	145	White Mountains Insurance Group, Ltd.	79	72
Chimera Investment Corp. (ö)	445	9	WR Berkley Corp.	1,829	139
Cincinnati Financial Corp.	2,954	223	XL Group, Ltd.	3,586	202
Citigroup, Inc. (ì)	10,669	767	Zions Bancorporation	3,898	202
Comerica, Inc.	912	88			19,487
CoreCivic, Inc. (Æ)	2,201	56
Credit Acceptance Corp. (Æ)	340	130	Health Care - 11.5%
Crown Castle International Corp. (ö)	1,569	174	Abbott Laboratories(ì)	6,292	412
DDR Corp. (ö)	1,673	23	AbbVie, Inc. (ì)	5,959	550
Duke Realty Corp. (ö)	4,212	123	Acadia Healthcare Co. , Inc. (Æ)	954	38
E*Trade Financial Corp. (Æ)	3,806	228	Aetna, Inc.	2,245	423
Eaton Vance Corp.	3,634	193	Allscripts Healthcare Solutions, Inc. (Æ)	7,529	92
Equifax, Inc.	652	82	Amgen, Inc. (ì)	2,660	523
Federal Realty Investment Trust(ö)	676	85	Baxter International, Inc.	3,624	263
Federated Investors, Inc. Class B	2,001	48	Biogen, Inc. (Æ)	894	299
Fidelity National Information Services, Inc.	1,695	175	Bristol-Myers Squibb Co.	6,720	395
First Hawaiian, Inc.	4,166	118	Bruker Corp.	746	24
FNF Group	4,299	174	Centene Corp. (Æ)	723	94
Goldman Sachs Group, Inc. (The)	2,060	489	Cigna Corp.	1,051	189
Granite Point Mortgage Trust, Inc. (ö)	718	14	Dentsply Sirona, Inc.	2,613	126
Huntington Bancshares, Inc.	10,892	168	DexCom, Inc. (Æ)	534	51
Intercontinental Exchange, Inc.	2,404	178	Eli Lilly & Co.	4,646	459
Jefferies Financial Group, Inc. (Æ)	2,584	63	Envision Healthcare Corp. (Æ)	350	15
JPMorgan Chase & Co. (ì)	15,215	1,749	Express Scripts Holding Co. (Æ)	4,298	341
Kilroy Realty Corp. (ö)	1,430	104	Gilead Sciences, Inc. (ì)	4,739	369
Lamar Advertising Co. Class A(ö)	451	33	HCA Healthcare, Inc.	1,896	235
Legg Mason, Inc.	2,165	74	Henry Schein, Inc. (Æ)	2,414	192
Lincoln National Corp.	2,048	140	Hill-Rom Holdings, Inc.	428	40
Macerich Co. (The)(ö)	665	39	Humana, Inc.	606	190
MarketAxess Holdings, Inc.	102	20	IDEXX Laboratories, Inc. (Æ)	1,149	281
MasterCard, Inc. Class A(ì)	5,529	1,095	Johnson & Johnson(ì)	10,220	1,354
MetLife, Inc.	5,869	268	LifePoint Health, Inc. (Æ)	2,436	158
Morningstar, Inc.	801	106	Mallinckrodt PLC(Æ)	560	13
Nasdaq, Inc.	2,180	199	MEDNAX, Inc. (Æ)	494	21
Navient Corp.	7,908	104	Medtronic PLC(ì)	6,574	593
Old Republic International Corp.	1,160	25	Merck & Co. , Inc. (ì)	11,486	757
OneMain Holdings, Inc. (Æ)	486	16	Patterson Cos. , Inc.	1,312	32
PayPal Holdings, Inc. (Æ)	4,512	371	PerkinElmer, Inc.	2,078	164
People's United Financial, Inc.	6,598	120	Pfizer, Inc. (ì)	22,457	897
Popular, Inc.	7,049	350	Premier, Inc. Class A(Æ)	1,649	62
Public Storage(ö)	857	187	Regeneron Pharmaceuticals, Inc. (Æ)	412	152
Raymond James Financial, Inc.	1,782	163	ResMed, Inc.	905	96
Realty Income Corp. (ö)	1,064	59	United Therapeutics Corp. (Æ)	369	45
RenaissanceRe Holdings, Ltd.	1,137	150	UnitedHealth Group, Inc. (ì)	5,469	1,385
Retail Value, Inc. (Æ)(ö)	167	6	Universal Health Services, Inc. Class B	390	48
Santander Consumer USA Holdings, Inc.	6,113	118	Varex Imaging Corp. (Æ)	514	20
SBA Communications Corp. (Æ)(ö)	1,024	162	Varian Medical Systems, Inc. (Æ)	1,286	148

See accompanying notes which are an integral part of this quarterly report.

456 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WellCare Health Plans, Inc. (Æ)	586	157	Robert Half International, Inc.	1,651	125
		11,703	Rockwell Collins, Inc.	1,435	199
			Ryder System, Inc.	494	39
Materials and Processing - 3.0%			Snap-on, Inc.	769	130
Albemarle Corp.	1,165	110	Southwest Airlines Co.	2,606	152
Ball Corp.	2,894	113	Spirit Airlines, Inc. (Æ)	2,505	109
Bemis Co. , Inc.	1,486	68	Square, Inc. Class A(Æ)	1,552	100
Cabot Corp.	555	37	Stericycle, Inc. (Æ)	773	54
Domtar Corp.	3,671	177	Terex Corp.	1,361	60
DowDuPont, Inc. (ì)	11,462	788	Textron, Inc.	2,068	141
FMC Corp.	1,114	100	TransDigm Group, Inc.	332	125
Freeport-McMoRan, Inc.	6,395	106	Trimble Navigation, Ltd. (Æ)	1,732	61
Huntsman Corp.	1,323	44	Trinity Industries, Inc.	6,189	236
International Flavors & Fragrances, Inc.	520	69	Union Pacific Corp. (ì)	5,311	796
Masco Corp.	3,011	121	United Continental Holdings, Inc. (Æ)	1,529	123
Newmont Mining Corp.	2,293	84	United Parcel Service, Inc. Class B	4,184	502
Owens Corning	3,374	210	United Technologies Corp. (ì)	4,472	607
Owens-Illinois, Inc. (Æ)	1,379	26	Waters Corp. (Æ)	1,268	250
Packaging Corp. of America	995	112	WESCO International, Inc. (Æ)	1,491	91
Platform Specialty Products Corp. (Æ)	1,793	22	Xylem, Inc.	2,411	185
Praxair, Inc.	1,879	315			10,948
Reliance Steel & Aluminum Co.	589	53
Royal Gold, Inc.	1,227	104	Technology - 19.4%
Sealed Air Corp.	2,145	95	Akamai Technologies, Inc. (Æ)	1,200	90
USG Corp. (Æ)	1,916	83	Alphabet, Inc. Class A(ì) (Æ)	1,108	1,360
Vulcan Materials Co.	817	91	Alphabet, Inc. Class C(ì) (Æ)	1,123	1,367
WestRock Co.	1,507	87	Analog Devices, Inc.	991	95
		3,015	Ansys, Inc. (Æ)	309	52
			Apple, Inc. (ì)	20,321	3,867
Producer Durables - 10.8%			Avnet, Inc.	1,478	65
3M Co. (ì)	3,637	772	Black Knight, Inc. (Æ)	1,318	68
Accenture PLC Class A	2,894	461	Broadcom, Inc.	1,567	348
AECOM(Æ)	197	7	Cadence Design Systems, Inc. (Æ)	4,151	183
AGCO Corp.	898	57	Cars. com, Inc. (Æ)	621	18
Air Lease Corp. Class A	479	21	Cisco Systems, Inc. (ì)	22,800	964
Allison Transmission Holdings, Inc. Class A	500	24	Dolby Laboratories, Inc. Class A	2,646	171
Ametek, Inc.	1,190	93	DXC Technology Co.	1,669	141
Avery Dennison Corp.	1,187	136	EchoStar Corp. Class A(Æ)	2,765	124
Boeing Co. (The)(ì)	3,887	1,385	Electronic Arts, Inc. (Æ)	2,871	370
Booz Allen Hamilton Holding Corp. Class A	1,211	57	Facebook, Inc. Class A(ì) (Æ)	8,817	1,522
Caterpillar, Inc. (ì)	3,445	495	Harris Corp.	882	146
Cintas Corp.	713	146	Hewlett Packard Enterprise Co.	9,771	151
Copa Holdings, SA Class A	729	71	HP, Inc. (Æ)	9,184	212
Delta Air Lines, Inc.	3,365	183	Inovalon Holdings, Inc. Class A(Æ)	6,491	69
Emerson Electric Co.	5,220	377	Intel Corp. (ì)	17,580	846
Flir Systems, Inc.	1,971	116	International Business Machines Corp. (ì)	3,120	452
Flowserve Corp.	2,221	98	Lam Research Corp.	1,534	292
General Electric Co. (ì)	31,790	433	Leidos Holdings, Inc.	900	62
Honeywell International, Inc.	3,174	507	Marvell Technology Group, Ltd.	1,954	42
IDEX Corp.	1,701	261	Maxim Integrated Products, Inc.	1,820	111
Jacobs Engineering Group, Inc.	2,018	136	Micro Focus International PLC - ADR	1,341	22
JetBlue Airways Corp. (Æ)	2,678	48	Microchip Technology, Inc.	2,413	225
KBR, Inc.	9,983	199	Micron Technology, Inc. (Æ)	6,657	351
Kirby Corp. (Æ)	352	29	Microsoft Corp. (ì)	29,554	3,135
L3 Technologies, Inc.	1,268	272	NVIDIA Corp.	1,937	474
LSC Communications, Inc.	4,111	62	Oracle Corp. (ì)	15,345	732
Mettler-Toledo International, Inc. (Æ)	350	207	Perspecta, Inc.	834	18
Oshkosh Corp.	1,097	83	QUALCOMM, Inc. (ì)	7,434	476
Pitney Bowes, Inc.	2,023	18	Skyworks Solutions, Inc.	909	86
Quanta Services, Inc. (Æ)	3,211	109	Tableau Software, Inc. Class A(Æ)	330	34

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 457

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal			Fair		Principal	Fair
	Amount ($) or			Value		Amount ($) or	Value
	Shares			$		Shares	$
Teradyne, Inc.		2,531		109	Total Options Purchased
Texas Instruments, Inc.		4,185		466	(cost $432)		400
Twilio, Inc. Class A(Æ)		1,401		81
VeriSign, Inc. (Æ)		1,322		192	Short-Term Investments - 6.5%
VMware, Inc. Class A(Æ)		362		52	U. S. Cash Management Fund(@)	6,567,598(8)	6,568
Yelp, Inc. Class A(Æ)		592		22	Total Short-Term Investments
				19,663	(cost $6,568)		6,568

Utilities - 4.2%					Total Investments 98.8%
Ameren Corp.		3,737		232	(identified cost $56,177)		100,289
American Electric Power Co. , Inc.		4,068		289
AT&T, Inc. (ì)		28,530		912	Other Assets and Liabilities, Net
Avangrid, Inc.		2,388		120	- 1.2%		1,246
CMS Energy Corp.		5,662		274	Net Assets - 100.0%		101,535
Duke Energy Corp.		5,084		415
Evergy, Inc.		1,532		86
Exelon Corp.		6,413		273
FirstEnergy Corp.		1,801		64
Frontier Communications Corp.		525		3
GCI Liberty, Inc. Class A(Æ)		135		6
Hawaiian Electric Industries, Inc.		5,134		181
MDU Resources Group, Inc.		734		21
NiSource, Inc.		4,424		116
NRG Energy, Inc.		5,010		159
OGE Energy Corp.		508		18
Pinnacle West Capital Corp.		2,205		177
SCANA Corp.		2,626		105
Verizon Communications, Inc. (ì)		15,811		816
				4,267

Total Common Stocks
(cost $49,177)				93,321

Options Purchased - 0.4%
(Number of Contracts)
SPX Volatility Index
Goldman Sachs Aug 2018 14.00 Put	USD	143	(ÿ)	12
(102) Goldman Sachs Aug 2018 17.00 Put
(136)	USD	231	(ÿ)	49
Goldman Sachs Aug 2018 18.00 Put	USD	367	(ÿ)	92
(204) Goldman Sachs Sep 2018 18.00 Call
(102)	USD	184	(ÿ)	12
Goldman Sachs Sep 2018 21.00 Call	USD	143	(ÿ)	6
(68)
Goldman Sachs Sep 2018 26.00 Call	USD	530	(ÿ)	10
(204) Goldman Sachs Sep 2018 15.00 Put
(238)	USD	357	(ÿ)	42
Goldman Sachs Sep 2018 17.00 Put	USD	347	(ÿ)	67
(204) Goldman Sachs Oct 2018 18.00 Call
(102)	USD	184	(ÿ)	16
Goldman Sachs Oct 2018 19.00 Call	USD	129	(ÿ)	10
(68)
Goldman Sachs Oct 2018 24.00 Call	USD	490	(ÿ)	18
(204) Goldman Sachs Oct 2018 16.00 Put
(136)	USD	218	(ÿ)	32
Goldman Sachs Nov 2018 19.00 Call	USD	129	(ÿ)	12
(68)
Goldman Sachs Nov 2018 24.00 Call	USD	490	(ÿ)	22
(204)

See accompanying notes which are an integral part of this quarterly report.

458 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
									Value and
									Unrealized
									Appreciation
				Number of	Notional		Expiration		(Depreciation)
				Contracts	Amount		Date		$
Long Positions
S&P 500 E-Mini Index Futures				47	USD	6,620	09/18		99
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									99

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
S&P 500 Index	Goldman Sachs	Call	40	2,800.00		USD	11,200	08/03/18	(89)
S&P 500 Index	Goldman Sachs	Call	90	2,830.00		USD	25,470	08/03/18	(41)
S&P 500 Index	Goldman Sachs	Call	30	2,840.00		USD	8,520	08/10/18	(19)
S&P 500 Index	Goldman Sachs	Call	40	2,855.00		USD	11,420	08/10/18	(12)
S&P 500 Index	Goldman Sachs	Call	40	2,870.00		USD	11,480	08/10/18	(22)
S&P 500 Index	Goldman Sachs	Call	110	2,855.00		USD	31,405	08/17/18	(61)
SPX Volatility Index	Goldman Sachs	Put	204	13.00		USD	265	08/22/18	(11)
SPX Volatility Index	Goldman Sachs	Put	204	13.00		USD	265	09/19/18	(12)
Total Liability for Options Written (premiums received $303)(å)									(267)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$13,798	$—	$—	$—	$13,798
Consumer Staples	5,305	—	—	—	5,305
Energy	5,135	—	—	—	5,135
Financial Services	19,487	—	—	—	19,487
Health Care	11,703	—	—	—	11,703
Materials and Processing	3,015	—	—	—	3,015
Producer Durables	10,948	—	—	—	10,948
Technology	19,663	—	—	—	19,663
Utilities	4,267	—	—	—	4,267
Options Purchased	400	—	—	—	400
Short-Term Investments	—	—	—	6,568	6,568
Total Investments	93,721	—	—	6,568	100,289

Other Financial Instruments
Assets
Futures Contracts	99	—	—	—	99

Liabilities
Options Written	(267)	—	—	—	(267)
Total Other Financial Instruments*	$(168)	$—	$—	$—	$(168)

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 459

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

460 Strategic Call Overwriting Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 98.6%			Madison Square Garden Co. (The) Class A(Æ)	2,316	723
Consumer Discretionary - 14.5%			Marriott International, Inc. Class A	8,666	1,108
Advance Auto Parts, Inc.	5,585	789	Mattel, Inc.	28,913	459
Amazon. com, Inc. (Æ)	10,690	19,001	McDonald's Corp.	7,997	1,260
Amerco, Inc.	901	340	Media General, Inc. (Å)(Æ)(Š)	1,092	—
AutoZone, Inc. (Æ)	1,346	950	Michael Kors Holdings, Ltd. (Æ)	11,531	769
Bed Bath & Beyond, Inc.	13,542	254	Netflix, Inc. (Æ)	9,745	3,288
Best Buy Co. , Inc.	21,459	1,610	Newell Rubbermaid, Inc.	22,443	588
BorgWarner, Inc.	23,373	1,076	News Corp. Class A	23,906	360
Bright Horizons Family Solutions, Inc. (Æ)	3,838	411	Nielsen Holdings PLC	12,170	287
Brunswick Corp.	11,368	731	Nike, Inc. Class B	17,024	1,309
Burlington Stores, Inc. (Æ)	3,852	589	Nordstrom, Inc.	7,894	414
Carnival Corp.	20,993	1,244	Norwegian Cruise Line Holdings, Ltd. (Æ)	13,709	686
Carter's, Inc.	3,344	351	NVR, Inc. (Æ)	249	687
CBS Corp. Class B	1,524	80	Omnicom Group, Inc.	18,605	1,281
Charter Communications, Inc. Class A(Æ)	3,577	1,089	O'Reilly Automotive, Inc. (Æ)	1,198	367
Choice Hotels International, Inc.	4,684	363	Polaris Industries, Inc.	3,231	341
Cinemark Holdings, Inc.	9,992	359	PulteGroup, Inc.	30,757	876
Comcast Corp. Class A	124,688	4,461	PVH Corp.	8,081	1,241
Costco Wholesale Corp.	5,320	1,163	Qurate Retail Group Class A(Æ)	17,395	370
Dana Holding Corp.	9,602	205	Ralph Lauren Corp. Class A	4,898	661
Dick's Sporting Goods, Inc.	11,303	386	Ross Stores, Inc.	20,939	1,831
Dollar General Corp.	5,138	504	Royal Caribbean Cruises, Ltd.	9,762	1,101
Dollar Tree, Inc. (Æ)	10,399	949	Sensata Technologies Holding PLC(Æ)	9,025	491
Domino's Pizza, Inc.	460	121	Service Corp. International	10,373	408
DR Horton, Inc.	30,317	1,325	ServiceMaster Global Holdings, Inc. (Æ)	8,113	462
Estee Lauder Cos. , Inc. (The) Class A	12,248	1,653	Sirius XM Holdings, Inc.	112,605	790
Expedia, Inc.	3,513	470	Six Flags Entertainment Corp.	6,237	405
Extended Stay America, Inc.	19,242	410	Skechers U. S. A. , Inc. Class A(Æ)	14,937	414
Floor & Decor Holdings, Inc. Class A(Æ)	7,274	347	Starbucks Corp.	38,950	2,041
Foot Locker, Inc.	8,812	430	Tapestry, Inc.	15,610	735
Ford Motor Co.	118,425	1,189	Target Corp.	19,100	1,541
Fortune Brands Home & Security, Inc.	7,308	424	Tesla, Inc. (Æ)	1,599	477
GameStop Corp. Class A	37,992	547	Thor Industries, Inc.	3,428	325
Gap, Inc. (The)	21,970	663	Tiffany & Co.	3,956	544
Garmin, Ltd.	13,410	837	TJX Cos. , Inc.	20,376	1,982
General Motors Co.	50,392	1,910	Toll Brothers, Inc.	13,523	477
Gentex Corp.	21,810	506	Tribune Media Co. Class A	16,836	570
Genuine Parts Co.	7,593	739	Twenty-First Century Fox, Inc. Class A	21,578	971
Goodyear Tire & Rubber Co. (The)	14,365	348	Twenty-First Century Fox, Inc. Class B	2,005	89
Graham Holdings Co. Class B	613	343	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	4,992	1,220
Hanesbrands, Inc.	18,046	402	Urban Outfitters, Inc. (Æ)	15,312	680
Harley-Davidson, Inc.	11,052	474	Vail Resorts, Inc.	2,101	582
Hasbro, Inc.	5,062	504	VF Corp.	11,284	1,039
Hilton Worldwide Holdings, Inc.	6,568	517	Visteon Corp. (Æ)	4,679	548
Home Depot, Inc. (The)	22,041	4,353	Wal-Mart Stores, Inc.	39,320	3,508
Hyatt Hotels Corp. Class A	4,963	388	Walt Disney Co. (The)	33,383	3,791
Interpublic Group of Cos. , Inc. (The)	19,720	445	Williams-Sonoma, Inc.	9,514	556
John Wiley & Sons, Inc. Class A	6,623	418	Wynn Resorts, Ltd.	2,722	454
Kohl's Corp.	7,529	556	Yum China Holdings, Inc.	9,469	342
Las Vegas Sands Corp.	4,148	298	Yum! Brands, Inc.	10,247	812
Lear Corp.	9,733	1,753	Zillow Group, Inc. (Æ)	7,081	394
Lennar Corp. Class A	19,451	1,017			111,558
Lennar Corp. Class B	164	7
Liberty SiriusXM Group Class C(Æ)	15,589	736	Consumer Staples - 4.2%
Live Nation Entertainment, Inc. (Æ)	4,021	198	Altria Group, Inc.	19,768	1,160
LKQ Corp. (Æ)	20,105	674	Archer-Daniels-Midland Co.	35,390	1,708
Lowe's Cos. , Inc.	18,077	1,796	British American Tobacco PLC - ADR	777	43
Lululemon Athletica, Inc. (Æ)	5,728	687	Brown-Forman Corp. Class B - ADR	14,327	763
Macy's, Inc.	12,907	513	Bunge, Ltd.	7,873	544

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 461

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Casey's General Stores, Inc.	2,780	304	Valero Energy Corp.	25,309	2,995
Church & Dwight Co. , Inc.	8,193	458	Williams Cos. , Inc. (The)	20,215	601
Coca-Cola Co. (The)	62,213	2,901	World Fuel Services Corp.	16,899	470
Colgate-Palmolive Co.	1,610	108			41,114
Constellation Brands, Inc. Class A	8,483	1,783
CVS Health Corp.	23,527	1,526	Financial Services - 22.3%
Flowers Foods, Inc.	17,683	361	Affiliated Managers Group, Inc.	2,918	467
General Mills, Inc.	483	22	Aflac, Inc.	41,922	1,951
Hormel Foods Corp.	8,227	296	AGNC Investment Corp. (Æ)	30,699	598
Ingredion, Inc.	3,093	313	Alleghany Corp.	626	394
JM Smucker Co. (The)	6,132	681	Alliance Data Systems Corp.	1,254	282
Kellogg Co.	809	57	Allstate Corp. (The)	32,450	3,087
Kraft Heinz Co. (The)	11,309	681	Ally Financial, Inc.	27,804	744
Kroger Co. (The)	33,487	971	American Express Co.	19,643	1,955
Molson Coors Brewing Co. Class B	4,823	323	American Financial Group, Inc.	3,489	393
Mondelez International, Inc. Class A	33,426	1,450	American International Group, Inc.	15,349	847
Monster Beverage Corp. (Æ)	24,911	1,495	American National Insurance Co.	4,027	519
PepsiCo, Inc.	22,712	2,612	American Tower Corp. (ö)	7,488	1,110
Philip Morris International, Inc.	19,904	1,718	Ameriprise Financial, Inc.	8,472	1,234
Procter & Gamble Co. (The)	63,448	5,132	Annaly Capital Management, Inc. (ö)	57,682	618
Seaboard Corp.	114	415	Aon PLC	313	45
Sprouts Farmers Market, Inc. (Æ)	14,486	311	Apple Hospitality REIT, Inc. (ö)	22,302	401
Sysco Corp.	7,988	537	Arch Capital Group, Ltd. (Æ)	28,692	877
Tyson Foods, Inc. Class A	22,716	1,310	Arthur J Gallagher & Co.	4,050	289
US Foods Holding Corp. (Æ)	11,719	396	Aspen Insurance Holdings, Ltd.	8,273	335
Walgreens Boots Alliance, Inc.	36,598	2,475	Associated Banc-Corp.	11,761	318
		32,854	Assurant, Inc.	4,371	482
			Assured Guaranty, Ltd.	15,322	596
Energy - 5.3%			AvalonBay Communities, Inc. (ö)	223	39
Arch Coal, Inc. Class A	300	25	Axis Capital Holdings, Ltd.	7,328	414
Baker Hughes, a GE Co. , LLC	10,408	360	Bank of America Corp.	250,263	7,728
BP PLC - ADR	8,454	381	Bank of Hawaii Corp.	4,747	382
C&J Energy Services, Inc. (Æ)	200	5	Bank of New York Mellon Corp. (The)	27,834	1,488
Cabot Oil & Gas Corp.	17,509	412	BankUnited, Inc.	9,753	379
Chevron Corp.	51,734	6,532	BB&T Corp.	23,103	1,174
Cimarex Energy Co.	4,560	450	Berkshire Hathaway, Inc. Class B(Æ)	50,996	10,091
Concho Resources, Inc. (Æ)	9,052	1,320	BGC Partners, Inc. Class A	28,842	310
ConocoPhillips	12,249	884	BlackRock, Inc. Class A	2,223	1,118
Devon Energy Corp.	1,400	63	BOK Financial Corp.	2,804	273
Diamondback Energy, Inc.	2,931	387	Brighthouse Financial, Inc. (Æ)	108	5
Energen Corp. (Æ)	6,104	453	Broadridge Financial Solutions, Inc.	6,720	759
EOG Resources, Inc.	6,932	894	Brown & Brown, Inc.	10,276	301
Exxon Mobil Corp.	108,452	8,840	Capital One Financial Corp.	25,964	2,449
First Solar, Inc. (Æ)	5,407	283	Cboe Global Markets, Inc.	5,363	521
Halliburton Co.	8,141	345	CBRE Group, Inc. Class A(Æ)	14,437	719
HollyFrontier Corp.	26,194	1,954	Charles Schwab Corp. (The)	38,295	1,955
Marathon Oil Corp.	300	6	Chubb, Ltd.	15,729	2,198
Marathon Petroleum Corp.	39,467	3,190	Cincinnati Financial Corp.	8,279	626
National Oilwell Varco, Inc.	3,270	159	CIT Group, Inc.	10,631	563
Newfield Exploration Co. (Æ)	4,810	138	Citigroup, Inc.	85,145	6,121
Occidental Petroleum Corp.	15,023	1,261	Citizens Financial Group, Inc.	26,408	1,051
ONEOK, Inc.	9,070	639	CME Group, Inc. Class A	7,237	1,152
PBF Energy, Inc. Class A	16,952	792	Comerica, Inc.	18,264	1,771
Peabody Energy Corp.	1,960	83	Commerce Bancshares, Inc.	9,798	654
Phillips 66	25,952	3,201	Crown Castle International Corp. (ö)	7,824	867
Pioneer Natural Resources Co.	5,558	1,052	Cullen/Frost Bankers, Inc.	3,680	407
Royal Dutch Shell PLC Class B - ADR	5,229	372	Discover Financial Services	13,502	964
Schlumberger, Ltd.	29,688	2,005	E*Trade Financial Corp. (Æ)	20,957	1,253
Targa Resources Corp.	8,642	441	East West Bancorp, Inc.	16,863	1,092
TechnipFMC PLC	3,730	121	Eaton Vance Corp.	4,809	255

See accompanying notes which are an integral part of this quarterly report.

462 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Equinix, Inc. (Æ)(ö)	3,222	1,415	Progressive Corp. (The)	51,621	3,098
Equity Residential(ö)	3,006	197	Prologis, Inc. (ö)	267	18
Erie Indemnity Co. Class A	3,271	406	Prosperity Bancshares, Inc.	5,291	371
Essex Property Trust, Inc. (ö)	420	101	Prudential Financial, Inc.	14,065	1,419
Evercore, Inc. Class A	200	23	Public Storage(ö)	377	82
Everest Re Group, Ltd.	2,743	599	Raymond James Financial, Inc.	11,440	1,048
FactSet Research Systems, Inc.	1,913	385	Regions Financial Corp.	51,762	963
Federated Investors, Inc. Class B	13,413	325	Reinsurance Group of America, Inc. Class A	2,976	421
Fidelity National Information Services, Inc.	8,247	851	RenaissanceRe Holdings, Ltd.	3,378	445
Fifth Third Bancorp	29,668	878	Santander Consumer USA Holdings, Inc.	16,106	310
First American Financial Corp.	9,462	530	SBA Communications Corp. (Æ)(ö)	4,110	650
First Data Corp. Class A(Æ)	13,290	309	SEI Investments Co.	13,716	822
First Hawaiian, Inc.	15,188	429	Signature Bank	3,025	332
First Horizon National Corp.	20,271	363	Simon Property Group, Inc. (ö)	248	44
First Republic Bank	12,081	1,194	Starwood Property Trust, Inc. (ö)	31,759	725
FleetCor Technologies, Inc. (Æ)	6,049	1,313	State Street Corp.	25,330	2,237
FNB Corp.	28,725	369	SunTrust Banks, Inc.	20,211	1,457
FNF Group	16,498	668	SVB Financial Group(Æ)	2,590	797
Franklin Resources, Inc.	24,358	836	Synchrony Financial	52,321	1,514
GGP, Inc. (Æ)(ö)	425	9	Synovus Financial Corp.	9,342	462
Global Payments, Inc.	6,058	682	T Rowe Price Group, Inc.	7,503	893
Goldman Sachs Group, Inc. (The)	6,929	1,645	TCF Financial Corp.	16,894	424
Hanover Insurance Group, Inc. (The)	3,220	404	TD Ameritrade Holding Corp.	11,287	645
Hartford Financial Services Group, Inc.	16,387	864	TFS Financial Corp.	25,666	391
Huntington Bancshares, Inc.	68,322	1,055	Torchmark Corp.	12,912	1,137
Interactive Brokers Group, Inc. Class A	5,792	347	Total System Services, Inc.	8,989	823
Intercontinental Exchange, Inc.	27,059	2,000	TransUnion	4,634	335
Invesco, Ltd.	23,455	633	Travelers Cos. , Inc. (The)	13,710	1,784
Jack Henry & Associates, Inc.	4,027	542	Unum Group	12,571	499
Jefferies Financial Group, Inc. (Æ)	11,754	285	US Bancorp	43,457	2,304
Jones Lang LaSalle, Inc.	2,080	356	Visa, Inc. Class A	45,442	6,214
JPMorgan Chase & Co.	109,118	12,543	Voya Financial, Inc.	14,140	714
KeyCorp	75,052	1,566	Webster Financial Corp.	6,902	445
Lazard, Ltd. Class A	13,065	709	Wells Fargo & Co.	113,271	6,489
Legg Mason, Inc.	13,657	466	Welltower, Inc. (ö)	179	11
Lincoln National Corp.	13,443	915	Western Alliance Bancorp(Æ)	9,945	564
Loews Corp.	7,712	392	WEX, Inc. (Æ)	2,624	498
LPL Financial Holdings, Inc.	9,209	610	White Mountains Insurance Group, Ltd.	458	418
M&T Bank Corp.	6,281	1,089	Willis Towers Watson PLC(Æ)	2,518	401
MarketAxess Holdings, Inc.	3,285	637	WR Berkley Corp.	8,348	633
Marsh & McLennan Cos. , Inc.	4,950	413	XL Group, Ltd.	15,375	865
MasterCard, Inc. Class A	26,400	5,227	Zions Bancorporation	19,785	1,023
MetLife, Inc.	35,022	1,602			172,337
Moody's Corp.	3,575	612
Morgan Stanley	40,147	2,030	Health Care - 14.0%
Morningstar, Inc.	5,604	740	Abbott Laboratories	51,478	3,374
MSCI, Inc. Class A	5,106	849	AbbVie, Inc.	40,123	3,701
Nasdaq, Inc.	4,436	405	Abiomed, Inc. (Æ)	2,553	905
Navient Corp.	25,030	331	Acadia Healthcare Co. , Inc. (Æ)	9,785	386
New York Community Bancorp, Inc.	39,218	422	Aetna, Inc.	7,923	1,493
Northern Trust Corp.	7,207	787	Agilent Technologies, Inc.	11,884	785
Old Republic International Corp.	17,868	381	Akorn, Inc. (Æ)	22,089	409
PacWest Bancorp	8,673	436	Alexion Pharmaceuticals, Inc. (Æ)	7,786	1,035
PayPal Holdings, Inc. (Æ)	39,973	3,283	Align Technology, Inc. (Æ)	5,037	1,796
People's United Financial, Inc.	20,835	380	Allergan PLC	1,526	281
Pinnacle Financial Partners, Inc.	8,911	557	Allscripts Healthcare Solutions, Inc. (Æ)	2,000	25
PNC Financial Services Group, Inc. (The)	14,634	2,119	AmerisourceBergen Corp. Class A	900	74
Popular, Inc.	9,958	494	Amgen, Inc.	15,494	3,045
Principal Financial Group, Inc.	10,512	611	Amneal Pharmaceuticals, Inc. (Æ)	6,050	116
ProAssurance Corp.	9,002	372	Anthem, Inc. (Æ)	13,073	3,307

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 463

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Athenahealth, Inc. (Æ)	3,506	528	Veeva Systems, Inc. Class A(Æ)	5,342	404
Baxter International, Inc.	8,098	587	Vertex Pharmaceuticals, Inc. (Æ)	10,695	1,872
Becton Dickinson and Co.	8,306	2,080	WellCare Health Plans, Inc. (Æ)	3,868	1,034
Biogen, Inc. (Æ)	5,063	1,693	West Pharmaceutical Services, Inc.	4,410	484
BioMarin Pharmaceutical, Inc. (Æ)	4,854	488	Zimmer Biomet Holdings, Inc.	9,885	1,241
Bio-Rad Laboratories, Inc. Class A(Æ)	1,752	537	Zoetis, Inc. Class A	22,193	1,919
Boston Scientific Corp. (Æ)	15,832	532			107,682
Bristol-Myers Squibb Co.	19,796	1,163
Cardinal Health, Inc.	15,374	768	Materials and Processing - 3.7%
Celgene Corp. (Æ)	13,996	1,261	Air Products & Chemicals, Inc.	6,764	1,110
Centene Corp. (Æ)	17,780	2,317	Alcoa Corp. (Æ)	13,053	565
Cerner Corp. (Æ)	8,040	499	Ardagh Group SA	20,261	322
Charles River Laboratories International,			Ashland Global Holdings, Inc.	6,173	507
Inc. (Æ)	3,951	491	Ball Corp.	10,719	418
Cigna Corp.	17,157	3,078	Bemis Co. , Inc.	8,636	396
Cooper Cos. , Inc. (The)	1,733	451	Berry Plastics Group, Inc. (Æ)	6,997	342
DaVita HealthCare Partners, Inc. (Æ)	6,135	431	Celanese Corp. Class A	3,141	371
DexCom, Inc. (Æ)	4,580	436	Crown Holdings, Inc. (Æ)	7,510	340
Edwards Lifesciences Corp. (Æ)	6,720	957	DowDuPont, Inc.	65,382	4,496
Eli Lilly & Co.	12,379	1,223	Eagle Materials, Inc.	3,791	377
Envision Healthcare Corp. (Æ)	9,888	438	Eastman Chemical Co.	3,966	411
Exelixis, Inc. (Æ)	20,098	416	Ecolab, Inc.	7,204	1,014
Express Scripts Holding Co. (Æ)	18,050	1,434	Fastenal Co.	7,051	401
Gilead Sciences, Inc.	32,952	2,565	FMC Corp.	6,099	548
Halozyme Therapeutics, Inc. (Æ)	200	4	Freeport-McMoRan, Inc.	38,864	641
HCA Healthcare, Inc.	8,684	1,079	Hexcel Corp.	5,922	409
Henry Schein, Inc. (Æ)	12,609	1,001	Huntsman Corp.	13,277	445
Hill-Rom Holdings, Inc.	3,908	368	Ingersoll-Rand PLC	9,913	977
Humana, Inc.	8,710	2,737	International Flavors & Fragrances, Inc.	4,087	543
IDEXX Laboratories, Inc. (Æ)	3,498	857	ITT, Inc.	7,906	448
Illumina, Inc. (Æ)	6,136	1,990	LyondellBasell Industries Class A	12,817	1,420
Incyte Corp. (Æ)	6,329	421	Martin Marietta Materials, Inc.	1,863	371
Intuitive Surgical, Inc. (Æ)	4,917	2,499	NewMarket Corp.	1,016	416
IQVIA Holdings, Inc. (Æ)	6,772	826	Nucor Corp.	23,357	1,563
Johnson & Johnson	68,136	9,029	Olin Corp.	12,723	375
Laboratory Corp. of America Holdings(Æ)	5,628	987	Owens Corning	10,771	670
LifePoint Health, Inc. (Æ)	7,747	502	Packaging Corp. of America	2,386	269
McKesson Corp.	8,111	1,019	PPG Industries, Inc.	7,668	849
MEDNAX, Inc. (Æ)	8,721	373	Praxair, Inc.	4,200	703
Medtronic PLC	26,417	2,384	Reliance Steel & Aluminum Co.	6,058	546
Merck & Co. , Inc.	52,039	3,428	Royal Gold, Inc.	7,616	644
Molina Healthcare, Inc. (Æ)	2,100	219	Sherwin-Williams Co. (The)	2,336	1,030
Mylan NV(Æ)	17,162	640	Sonoco Products Co.	7,937	443
Neurocrine Biosciences, Inc. (Æ)	6,335	637	Steel Dynamics, Inc.	13,686	644
Novo Nordisk A/S - ADR	7,408	369	Tahoe Resources, Inc. (Æ)	78,063	352
Patterson Cos. , Inc.	12,568	308	Univar, Inc. (Æ)	500	14
PerkinElmer, Inc.	5,637	446	Valmont Industries, Inc.	2,790	390
Pfizer, Inc.	142,389	5,686	Valvoline, Inc.	17,244	390
Premier, Inc. Class A(Æ)	12,195	456	Vulcan Materials Co.	6,666	747
Quest Diagnostics, Inc.	6,893	743	Watsco, Inc.	2,091	361
Regeneron Pharmaceuticals, Inc. (Æ)	4,744	1,746	Westlake Chemical Corp.	3,448	370
ResMed, Inc.	2,902	307	WestRock Co.	13,082	758
Steris PLC	4,123	472			28,406
Stryker Corp.	5,236	855
Teleflex, Inc.	1,501	409	Producer Durables - 9.7%
Thermo Fisher Scientific, Inc.	10,288	2,413	3M Co.	7,755	1,647
United Therapeutics Corp. (Æ)	5,289	650	Accenture PLC Class A	12,328	1,964
UnitedHealth Group, Inc.	34,667	8,778	Adient PLC	9,534	454
Universal Health Services, Inc. Class B	4,998	610	AGCO Corp.	8,694	548
Varian Medical Systems, Inc. (Æ)	3,252	375	Alaska Air Group, Inc.	7,148	449

See accompanying notes which are an integral part of this quarterly report.

464 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Allison Transmission Holdings, Inc. Class A	9,776	459	Northrop Grumman Corp.	4,206	1,264
Ametek, Inc.	9,021	702	nVent Electric PLC	2,660	73
AO Smith Corp.	5,530	329	Old Dominion Freight Line, Inc.	6,239	916
Apergy Corp. (Æ)	1,957	80	Oshkosh Corp.	5,006	377
Aptiv PLC	6,778	665	PACCAR, Inc.	7,527	495
Automatic Data Processing, Inc.	9,115	1,230	Parker-Hannifin Corp.	1,703	288
Avery Dennison Corp.	3,634	417	Paychex, Inc.	8,777	606
Babcock & Wilcox Co. (The) Class W(Æ)	6,810	448	Pentair PLC	2,660	119
Boeing Co. (The)	12,419	4,425	Quanta Services, Inc. (Æ)	17,775	606
Carlisle Cos. , Inc.	9,132	1,122	Raytheon Co.	8,137	1,611
Caterpillar, Inc.	3,198	460	Regal Beloit Corp.	4,310	370
CH Robinson Worldwide, Inc.	6,560	605	Republic Services, Inc. Class A	3,505	254
Cintas Corp.	4,109	840	Robert Half International, Inc.	6,527	494
Copa Holdings SA Class A	3,384	329	Rockwell Automation, Inc.	4,401	825
Copart, Inc. (Æ)	3,823	219	Rockwell Collins, Inc.	11,542	1,604
CoStar Group, Inc. (Æ)	1,683	700	Rollins, Inc.	8,366	460
CSX Corp.	600	42	Roper Technologies, Inc.	3,840	1,159
Cummins, Inc.	11,288	1,612	Ryder System, Inc.	400	31
Danaher Corp.	12,726	1,305	Snap-on, Inc.	5,190	880
Deere & Co.	333	48	Southwest Airlines Co.	25,308	1,472
Delphi Technologies PLC	6,197	280	Square, Inc. Class A(Æ)	7,870	509
Delta Air Lines, Inc.	25,555	1,391	Stanley Black & Decker, Inc.	5,378	804
Dover Corp.	3,914	325	Teledyne Technologies, Inc. (Æ)	2,283	501
Eaton Corp. PLC	19,173	1,595	Terex Corp.	6,920	305
Emerson Electric Co.	12,917	934	Textron, Inc.	17,600	1,202
Expeditors International of Washington, Inc.	8,913	679	Toro Co. (The)	6,693	403
FedEx Corp.	4,026	990	TransDigm Group, Inc.	487	183
Flir Systems, Inc.	13,030	764	Trinity Industries, Inc.	12,042	459
Fluor Corp.	4,210	216	Union Pacific Corp.	3,914	587
Fortive Corp.	8,033	659	United Continental Holdings, Inc. (Æ)	8,810	708
General Dynamics Corp.	3,009	601	United Parcel Service, Inc. Class B	560	67
General Electric Co.	183,645	2,503	United Rentals, Inc. (Æ)	3,398	506
Genpact, Ltd.	18,454	561	United Technologies Corp.	15,969	2,168
Graco, Inc.	11,981	553	Verisk Analytics, Inc. Class A(Æ)	2,511	278
HD Supply Holdings, Inc. (Æ)	13,328	586	Waste Management, Inc.	1,061	96
Heico Corp. Class A	6,748	437	Waters Corp. (Æ)	2,738	540
HEICO Corp.	10,231	781	Worldpay, Inc. Class A(Æ)	5,098	419
Honeywell International, Inc.	13,242	2,114	Xerox Corp.	13,372	347
Hubbell, Inc. Class B	3,198	394	XPO Logistics, Inc. (Æ)	4,744	473
Huntington Ingalls Industries, Inc.	2,545	593	Xylem, Inc.	13,870	1,062
IDEX Corp.	3,414	524	Zebra Technologies Corp. Class A(Æ)	2,730	377
Illinois Tool Works, Inc.	5,240	751			74,579
Insperity, Inc.	140	13
Itron, Inc. (Æ)	300	18	Technology - 22.1%
Jacobs Engineering Group, Inc.	1,100	74	Activision Blizzard, Inc.	17,130	1,258
JB Hunt Transport Services, Inc.	7,241	868	Adobe Systems, Inc. (Æ)	13,474	3,297
JetBlue Airways Corp. (Æ)	28,017	504	ADT, Inc.	47,921	432
Johnson Controls International PLC(Æ)	32,157	1,206	Advanced Micro Devices, Inc. (Æ)	2,100	39
Kansas City Southern	4,660	542	Alphabet, Inc. Class A(Æ)	3,809	4,674
Kirby Corp. (Æ)	7,248	605	Alphabet, Inc. Class C(Æ)	4,941	6,014
L3 Technologies, Inc.	2,976	638	Amdocs, Ltd.	14,831	1,002
Landstar System, Inc.	6,639	738	Amphenol Corp. Class A	7,120	666
Lockheed Martin Corp.	2,937	958	Analog Devices, Inc.	19,480	1,873
ManpowerGroup, Inc.	6,623	618	Ansys, Inc. (Æ)	3,364	568
McGraw Hill Financial, Inc.	3,908	783	Apple, Inc.	146,273	27,834
Middleby Corp. (Æ)	3,035	311	Applied Materials, Inc.	40,283	1,959
National Instruments Corp.	8,099	355	Arista Networks, Inc. (Æ)	2,813	719
Navistar International Corp. (Æ)	170	7	ARRIS International PLC(Æ)	14,176	358
Nordson Corp.	4,376	587	Arrow Electronics, Inc. (Æ)	8,425	639
Norfolk Southern Corp.	3,113	526	Aspen Technology, Inc. (Æ)	1,310	126

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 465

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Atlassian Corp. PLC Class A(Æ)	6,977	505	QUALCOMM, Inc.	22,583	1,447
Autodesk, Inc. (Æ)	3,260	419	Red Hat, Inc. (Æ)	13,582	1,918
Avnet, Inc.	2,400	105	Salesforce. com, Inc. (Æ)	19,954	2,737
Bio Techne Corp. (Æ)	3,727	599	SAP SE - ADR	2,848	331
Booking Holdings, Inc. (Æ)	1,388	2,816	Seagate Technology PLC	2,000	105
Box, Inc. Class A(Æ)	400	10	ServiceNow, Inc. (Æ)	6,617	1,164
Broadcom, Inc.	8,087	1,793	Skyworks Solutions, Inc.	16,192	1,531
CA, Inc.	19,449	860	Splunk, Inc. (Æ)	7,825	752
Cadence Design Systems, Inc. (Æ)	17,678	779	SS&C Technologies Holdings, Inc.	7,238	384
CDW Corp.	5,450	458	Synopsys, Inc. (Æ)	7,323	655
Cisco Systems, Inc.	166,031	7,021	Tableau Software, Inc. Class A(Æ)	5,077	523
Citrix Systems, Inc. (Æ)	5,246	577	Take-Two Interactive Software, Inc. (Æ)	4,988	564
Cognex Corp.	6,893	364	TE Connectivity, Ltd.	195	18
Cognizant Technology Solutions Corp. Class			Tech Data Corp. (Æ)	270	23
A	28,664	2,336	Teradyne, Inc.	17,371	751
Coherent, Inc. (Æ)	2,018	319	Texas Instruments, Inc.	21,836	2,431
CommScope Holding Co. , Inc. (Æ)	9,509	305	Twitter, Inc. (Æ)	28,012	893
Conduent, Inc. (Æ)	20,449	367	Tyler Technologies, Inc. (Æ)	2,843	640
Cornerstone OnDemand, Inc. (Æ)	180	9	Ultimate Software Group, Inc. (Æ)	1,448	401
Corning, Inc.	51,011	1,693	Viavi Solutions, Inc. Class W(Æ)	700	7
Cypress Semiconductor Corp.	49,248	877	VMware, Inc. Class A(Æ)	3,114	450
Dell Technologies, Inc. Class V(Æ)	7,658	709	Western Digital Corp.	13,718	962
Dolby Laboratories, Inc. Class A	6,024	388	Workday, Inc. Class A(Æ)	6,306	782
DXC Technology Co.	8,429	714	Xilinx, Inc.	5,975	431
EchoStar Corp. Class A(Æ)	7,197	324	Yelp, Inc. Class A(Æ)	100	4
Electronic Arts, Inc. (Æ)	18,576	2,392	Zynga, Inc. Class A(Æ)	99,668	378
F5 Networks, Inc. (Æ)	3,962	679			170,514
Facebook, Inc. Class A(Æ)	64,766	11,177
FireEye, Inc. (Æ)	1,300	20	Utilities - 2.8%
Fortinet, Inc. (Æ)	13,286	836	AES Corp.	23,220	310
Guidewire Software, Inc. (Æ)	4,770	411	American Electric Power Co. , Inc.	6,540	465
Harris Corp.	3,732	616	Andeavor(Æ)	10,557	1,584
Hewlett Packard Enterprise Co.	63,339	978	AT&T, Inc.	181,172	5,792
HP, Inc. (Æ)	84,581	1,952	Centennial Resource Development, Inc. Class
IAC/InterActiveCorp(Æ)	2,610	384	A(Æ)	21,164	380
Intel Corp.	143,855	6,919	CenterPoint Energy, Inc.	910	26
International Business Machines Corp.	14,710	2,132	Cheniere Energy, Inc. (Æ)	5,860	372
Intuit, Inc.	3,487	712	Consolidated Edison, Inc.	261	21
IPG Photonics Corp. (Æ)	2,046	336	Dominion Energy, Inc.	1,144	82
Jabil Circuit, Inc.	21,022	592	Duke Energy Corp.	1,536	125
Juniper Networks, Inc.	40,248	1,060	Edison International	13,940	929
Lam Research Corp.	8,600	1,640	Entergy Corp.	4,756	387
Liberty Expedia Holdings, Inc. Class A(Æ)	9,767	470	Eversource Energy(Æ)	1,100	67
LogMeIn, Inc.	3,383	274	Exelon Corp.	26,025	1,106
Marvell Technology Group, Ltd.	45,205	963	FirstEnergy Corp.	12,913	457
Maxim Integrated Products, Inc.	6,536	400	Hawaiian Electric Industries, Inc.	11,000	387
Micro Focus International PLC - ADR	256	4	NextEra Energy, Inc.	8,010	1,342
Microchip Technology, Inc.	11,125	1,039	NiSource, Inc.	4,210	110
Micron Technology, Inc. (Æ)	64,373	3,398	PG&E Corp.	12,519	539
Microsoft Corp.	204,865	21,732	Pinnacle West Capital Corp.	1,100	88
Motorola Solutions, Inc.	9,858	1,196	PPL Corp.	15,373	442
NetApp, Inc.	11,927	925	Public Service Enterprise Group, Inc.	515	27
NVIDIA Corp.	18,164	4,448	Sempra Energy	344	40
NXP Semiconductors NV(Æ)	12,709	1,212	Southern Co. (The)	2,504	122
ON Semiconductor Corp. (Æ)	25,567	564	Sprint Corp. (Æ)	77,365	420
Oracle Corp.	70,549	3,364	Telephone & Data Systems, Inc.	9,811	248
Palo Alto Networks, Inc. (Æ)	3,043	603	T-Mobile US, Inc. (Æ)	9,680	581
Perspecta, Inc.	4,214	91	Verizon Communications, Inc.	85,257	4,403
Pure Storage, Inc. Class A(Æ)	300	7	Vistra Energy Corp. (Æ)	400	9
Qorvo, Inc. (Æ)	11,019	901	Xcel Energy, Inc.	1,785	84

See accompanying notes which are an integral part of this quarterly report.

466 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Zayo Group Holdings, Inc. (Æ)	9,253		343
			21,287

Total Common Stocks
(cost $583,140)			760,331

Short-Term Investments - 1.4%
U. S. Cash Management Fund(@)	10,738,537	(8)	10,740
Total Short-Term Investments
(cost $10,740)			10,740

Total Investments 100.0%
(identified cost $593,880)			771,071

Other Assets and Liabilities, Net
- 0.0%			150
Net Assets - 100.0%			771,221

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 467

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition	Amount ($)		Unit	(000)	(000)
Securities		Date	or shares		$	$	$
0.0%
Media General, Inc.		01/18/17	1,092		—	—	—
							—
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
						Value and
						Unrealized
						Appreciation
		Number of		Notional	Expiration	(Depreciation)
		Contracts		Amount	Date		$
Long Positions
S&P 500 E-Mini Index Futures		9	USD	1,268	09/18		6
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							6

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)			Total
Common Stocks
Consumer Discretionary	$111,558	$—	$—		$—		$111,558
Consumer Staples	32,854	—	—		—		32,854
Energy	41,114	—	—		—		41,114
Financial Services	172,337	—	—		—		172,337
Health Care	107,682	—	—		—		107,682
Materials and Processing	28,406	—	—		—		28,406
Producer Durables	74,579	—	—		—		74,579
Technology	170,514	—	—		—		170,514
Utilities	21,287	—	—		—		21,287
Short-Term Investments	—	—	—		10,740		10,740
Total Investments	760,331	—	—		10,740		771,071

Other Financial Instruments
Assets
Futures Contracts	6	—	—		—		6

Total Other Financial Instruments*	$6	$—	$—		$—		$6

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

468 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 469

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.1%			Austria - 0.5%
Australia - 3.8%			Andritz AG	2,532	144
AGL Energy, Ltd.	13,626	223	Erste Group Bank AG(Æ)	33,775	1,459
Alumina, Ltd.	41,935	89	OMV AB	17,300	978
Amcor, Ltd. Class A	17,959	201	Raiffeisen Bank International AG	13,079	436
AMP, Ltd.	73,756	186	Voestalpine AG	20,663	1,035
APA Group	25,912	186			4,052
Aristocrat Leisure, Ltd.	25,829	619
ASX, Ltd. - ADR	7,731	378	Belgium - 0.9%
AusNet Services(Æ)	69,995	85	Ageas	24,768	1,327
Australia & New Zealand Banking			Anheuser-Busch InBev SA	12,761	1,297
Group, Ltd. - ADR	119,998	2,616	Colruyt SA	4,890	292
Bank of Queensland, Ltd.	36,276	299	Groupe Bruxelles Lambert SA	7,452	792
Bendigo & Adelaide Bank, Ltd.	67,111	583	KBC Groep NV	17,574	1,351
BHP Billiton, Ltd. - ADR	39,062	1,022	Proximus	12,820	314
BlueScope Steel, Ltd.	56,814	744	Solvay SA	6,919	949
Caltex Australia, Ltd.	33,657	814	Telenet Group Holding NV(Æ)	1,836	88
Challenger, Ltd.	9,134	84	UCB SA	3,565	306
CIMIC Group, Ltd.	2,444	88	Umicore SA	14,890	872
Cochlear, Ltd.	3,688	556			7,588
Commonwealth Bank of Australia - ADR	59,863	3,331
Computershare, Ltd.	19,576	264	Bermuda - 0.0%
CSL, Ltd.	12,584	1,836	CK Infrastructure Holdings, Ltd.	14,000	104
Dexus Property Group(Æ)(ö)	39,991	299	Credicorp, Ltd.	906	207
Domino's Pizza Enterprises, Ltd.	2,641	98			311
Flight Centre, Ltd.	5,799	293
Fortescue Metals Group, Ltd.	159,131	518	Brazil - 0.3%
Goodman Group(ö)	12,273	88	Ambev SA	35,193	182
GPT Group (The)(ö)	154,563	592	B3 SA - Brasil Bolsa Balcao(Æ)	72,563	459
Harvey Norman Holdings, Ltd.	71,745	189	Banco do Brasil SA(Æ)	29,106	252
Incitec Pivot, Ltd.	58,294	164	Banco Santander Brasil SA	16,747	163
Insurance Australia Group, Ltd.	86,866	518	Cia Siderurgica Nacional SA(Æ)	89,535	219
LendLease Group	66,165	988	Fibria Celulose SA	18,391	363
Macquarie Group, Ltd.	6,347	578	JBS SA	68,889	166
Medibank Pvt, Ltd.	70,668	163	Localiza Rent a Car SA(Æ)	36,517	231
Mirvac Group(ö)	313,804	531	Petroleo Brasileiro SA(Æ)	32,007	187
National Australia Bank, Ltd. - ADR	87,838	1,846	Tim Participacoes SA	61,741	204
Origin Energy, Ltd. (Æ)	80,731	585	Vale SA	24,422	357
QBE Insurance Group, Ltd.	24,825	186			2,783

REA Group, Ltd.	2,694	174	Canada - 5.9%
Rio Tinto, Ltd. - ADR	8,846	533	Alimentation Couche-Tard, Inc. Class B	5,758	264
Santos, Ltd. (Æ)	143,983	681	AltaGas, Ltd. - ADR	12,551	255
Scentre Group(ö)	174,378	550	ARC Resources, Ltd.	23,641	281
SEEK, Ltd.	11,022	175	Bank of Montreal	35,155	2,787
Sonic Healthcare, Ltd.	7,020	136	Bank of Nova Scotia (The)	52,072	3,086
South32, Ltd.	370,567	981	BCE, Inc.	3,658	155
Stockland(ö)	171,950	530	Brookfield Asset Management, Inc.
Suncorp Group, Ltd.	44,044	489	Class A	46,630	1,968
Telstra Corp. , Ltd.	136,302	288	CAE, Inc.	3,892	81
TPG Telecom, Ltd.	19,316	83	Cameco Corp.	31,812	344
Transurban Group - ADR(Æ)	44,968	390	Canadian Imperial Bank of Commerce	23,314	2,128
Treasury Wine Estates, Ltd.	38,439	525	Canadian National Railway Co.	12,482	1,114
Vicinity Centres(Æ)(ö)	369,638	733	Canadian Natural Resources, Ltd.	34,197	1,257
Wesfarmers, Ltd. (Æ)	25,315	931	Canadian Pacific Railway, Ltd.	420	83
Westpac Banking Corp.	112,764	2,463	Canadian Tire Corp. , Ltd. Class A	3,711	505
Woodside Petroleum, Ltd.	40,336	1,082	CCL Industries, Inc. Class B	2,834	144
Woolworths Group, Ltd.	28,492	636	Cenovus Energy, Inc.	136,307	1,367
		33,220	CGI Group, Inc. Class A(Æ)	4,875	315
			CI Financial Corp.	7,790	136
			Constellation Software, Inc.	703	510

See accompanying notes which are an integral part of this quarterly report.

470 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Crescent Point Energy Corp.	27,128	185	Baidu, Inc. - ADR(Æ)	4,358	1,077
Dollarama, Inc.	9,732	352	Bank of China, Ltd. Class H	1,706,000	800
Enbridge, Inc.	35,185	1,250	Bank of Communications Co. , Ltd. Class
Encana Corp.	28,141	388	H	101,000	73
Fairfax Financial Holdings, Ltd.	1,570	887	China Cinda Asset Management Co. ,
Fortis, Inc.	8,432	277	Ltd. Class H	390,000	110
George Weston, Ltd.	2,193	182	China CITIC Bank Corp. , Ltd. Class H	325,000	208
Great-West Lifeco, Inc.	35,695	882	China Communications Services Corp. ,
H&R Real Estate Investment Trust(ö)	5,737	89	Ltd. Class H	148,000	93
Husky Energy, Inc.	56,169	955	China Conch Venture Holdings, Ltd.	100,000	377
Hydro One, Ltd. (Þ)	14,528	212	China Construction Bank Corp. Class H	1,426,000	1,291
Imperial Oil, Ltd.	47,907	1,641	China Evergrande Group(Ñ)	77,000	213
Industrial Alliance Insurance &			China Life Insurance Co. , Ltd. Class H	187,000	466
Financial Services, Inc.	9,095	374	China Longyuan Power Group Corp. ,
Intact Financial Corp.	3,260	249	Ltd. Class H	114,000	107
Keyera Corp.	13,633	395	China Mengniu Dairy Co. , Ltd.	152,000	473
Linamar Corp.	3,277	150	China Merchants Bank Co. , Ltd. Class H	28,500	111
Loblaw Cos. , Ltd.	10,156	537	China National Building Material Co. ,
Magna International, Inc. Class A	33,179	2,021	Ltd. Class H	184,000	201
Manulife Financial Corp.	132,990	2,470	China Oilfield Services, Ltd. Class H	128,000	117
Metro, Inc. Class A	11,570	390	China Overseas Land & Investment, Ltd.	90,000	283
National Bank of Canada	8,732	428	China Petroleum & Chemical Corp.
Nutrien, Ltd.	1,900	103	Class H	140,000	134
Pembina Pipeline Corp.	16,931	609	China Reinsurance Group Corp. Class H	396,000	83
Power Corp. of Canada	38,123	867	China Resources Land, Ltd.	80,000	294
Power Financial Corp.	34,817	816	China Resources Power Holdings Co. ,
RioCan Real Estate Investment Trust(ö)	10,053	192	Ltd.	88,000	170
Rogers Communications, Inc. Class B	5,701	291	China Shenhua Energy Co. , Ltd. Class H	93,000	210
Royal Bank of Canada - GDR	65,836	5,139	China State Construction International
Saputo, Inc. - ADR	5,653	188	Holdings, Ltd.	246,000	294
Seven Generations Energy, Ltd. Class			China Telecom Corp. , Ltd. Class H	838,000	395
A(Æ)	15,910	182	Chongqing Rural Commercial Bank Co. ,
Shopify, Inc. Class A(Æ)	3,140	437	Ltd. Class H	178,000	109
SNC-Lavalin Group, Inc.	1,955	87	CIFI Holdings Group Co. , Ltd.	192,000	125
Sun Life Financial, Inc.	47,324	1,935	Country Garden Holdings Co. , Ltd.	95,000	147
Suncor Energy, Inc.	36,910	1,554	Dongfeng Motor Group Co. , Ltd. Class H	80,000	80
Teck Resources, Ltd. Class B	44,346	1,157	ENN Energy Holdings, Ltd.	38,000	387
TELUS Corp.	3,190	117	Geely Automobile Holdings, Ltd.	155,000	355
Toronto Dominion Bank	88,388	5,244	Genscript Biotech Corp. (Æ)	56,000	137
TransCanada Corp.	13,654	614	Great Wall Motor Co. , Ltd. Class H	100,500	72
Vermilion Energy, Inc.	4,498	155	Guangzhou Automobile Group Co. , Ltd.
West Fraser Timber Co. , Ltd. (Ñ)	7,370	458	Class H	320,000	301
WSP Global, Inc.	2,376	135	Guangzhou R&F Properties Co. , Ltd.	61,200	110
		51,374	Huaneng Renewables Corp. , Ltd. Class
			H	278,000	104
Chile - 0.1%			Industrial & Commercial Bank of China,
Empresas CMPC SA	22,391	91	Ltd. Class H	1,160,000	858
Empresas COPEC SA	5,638	90	KWG Property Holding, Ltd. (Æ)	90,000	102
Enersis Chile SA	3,122,920	332	Longfor Properties Co. , Ltd.	81,500	230
Enersis SA(Æ)	2,214,883	391	New Oriental Education & Technology
		904	Group - ADR	2,991	257
			People's Insurance Co. Group of China,
China - 2.5%			Ltd. (The) Class H	443,000	197
3SBio, Inc. (Þ)	83,000	177	PetroChina Co. , Ltd. Class H	536,000	407
58. com, Inc. - ADR(Æ)	4,438	298	PICC Property & Casualty Co. , Ltd.
Agile Group Holdings, Ltd.	104,000	160	Class H	123,000	139
Agricultural Bank of China, Ltd. Class H	192,000	93	Ping An Insurance Group Co. of China,
Alibaba Group Holding, Ltd. - ADR(Æ)	16,798	3,145	Ltd. Class H	27,500	255
Anhui Conch Cement Co. , Ltd. Class H	35,000	224	Postal Savings Bank of China Co. , Ltd.
Anta Sports Products, Ltd.	63,000	322	Class H(Þ)	190,000	127
Autohome, Inc. - ADR	1,166	113

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 471

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Shenzhou International Group Holdings,			Bollore SA	40,993	191
Ltd.	13,000	160	Bouygues SA - ADR	6,258	275
Sinopec Engineering Group Co. , Ltd.			Bureau Veritas SA	6,250	161
Class H	79,500	81	Capgemini SE	4,789	615
Sunny Optical Technology Group Co. ,			Carrefour SA	25,707	462
Ltd.	21,000	348	Casino Guichard Perrachon SA	5,622	229
Tencent Holdings, Ltd.	78,100	3,551	Cie de Saint-Gobain	43,683	1,944
Weibo Corp. - ADR(Æ)(Ñ)	3,433	284	Cie Generale des Etablissements
Wuxi Biologics (Cayman), Inc. (Æ)(Þ)	28,500	290	Michelin SCA Class B	15,631	2,011
Yanzhou Coal Mining Co. , Ltd. Class H	102,000	128	CNP Assurances	15,734	368
YY, Inc. - ADR(Æ)	2,687	251	Credit Agricole SA	101,660	1,428
		21,704	Danone SA	12,243	962
			Dassault Aviation SA	126	233
Czech Republic - 0.0%			Dassault Systemes	9,391	1,403
MONETA Money Bank AS(Þ)	30,025	103	Edenred	5,905	233
			Eiffage SA	9,078	1,016
Denmark - 1.2%			Electricite de France SA	59,107	884
AP Moller - Maersk A/S Class A	103	139	Engie SA	117,434	1,896
AP Moller - Maersk A/S Class B	255	367	Essilor International SA	5,483	809
Carlsberg A/S Class B	4,321	521	Eurazeo SA	2,663	206
Chr Hansen Holding A/S	6,416	664	Eutelsat Communications SA	20,588	441
Coloplast A/S Class B	4,502	491	Faurecia	6,505	442
Danske Bank A/S	51,880	1,509	Fonciere Des Regions(ö)	2,524	263
DSV A/S	12,163	1,020	Gecina SA(ö)	2,236	381
Genmab A/S(Æ)	2,152	369	Getlink SE	19,609	259
H Lundbeck A/S	3,704	268	Hermes International	1,711	1,083
Novo Nordisk A/S Class B	43,838	2,180	Icade SA(ö)	1,580	153
Novozymes A/S Class B	11,260	592	Iliad SA	496	79
Orsted A/S(Þ)	8,028	495	Imerys SA	2,907	226
Pandora A/S	5,623	400	Ingenico Group SA	6,936	575
Tryg A/S	7,217	177	Ipsen SA	2,824	469
Vestas Wind Systems A/S	8,470	546	JCDecaux SA	2,364	77
William Demant Holding A/S(Æ)	8,523	407	Kering	3,243	1,728
		10,145	Klepierre SA - GDR(ö)	20,569	776

Finland - 1.0%			Legrand SA - ADR	13,436	987
Elisa OYJ Class A	8,565	372	L'Oreal SA	7,820	1,915
Fortum OYJ	39,569	994	LVMH Moet Hennessy Louis Vuitton
Kone OYJ Class B	12,205	667	SE - ADR	9,985	3,486
Neste OYJ	14,562	1,202	Natixis SA	138,097	992
Nokia OYJ	70,296	380	Orange SA - ADR	93,436	1,596
Nokian Renkaat OYJ	4,317	187	Pernod Ricard SA	6,956	1,122
Orion OYJ Class B	7,304	252	Peugeot SA	73,127	2,102
Sampo OYJ Class A	28,412	1,443	Publicis Groupe SA - ADR	12,190	779
Stora Enso OYJ Class R	39,069	645	Remy Cointreau SA(Ñ)	2,190	299
UPM-Kymmene OYJ	48,854	1,734	Renault SA	20,066	1,766
Wartsila OYJ Abp Class B	21,712	470	Rexel SA Class H	21,584	338
		8,346	Safran SA	11,602	1,438
			Sanofi - ADR	48,956	4,254
France - 8.8%			Schneider Electric SE	21,630	1,740
Accor SA	12,436	641	SCOR SE - ADR	32,624	1,268
Aeroports de Paris	673	151	SEB SA	1,195	227
Air Liquide SA Class A	6,635	849	Societe BIC SA	2,258	216
Airbus Group SE	14,307	1,772	Societe Generale SA	49,251	2,194
Alstom SA(Æ)	8,514	382	Sodexo SA	3,467	384
Amundi SA(Þ)	7,889	544	Suez Environnement Co.	14,799	210
Arkema SA	9,339	1,170	Teleperformance - GDR	3,403	624
Atos SE	3,759	505	Thales SA	6,082	800
AXA SA	104,217	2,631	Total SA	129,304	8,436
bioMerieux	3,778	314	UBISOFT Entertainment(Æ)	4,003	442
BNP Paribas SA	53,477	3,478	Unibail-Rodamco-Westfield(Æ)	225	50

See accompanying notes which are an integral part of this quarterly report.

472 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Valeo SA	9,584	471	Uniper SE	18,848	588
Veolia Environnement SA	16,987	388	United Internet AG	8,450	454
Vinci SA	16,973	1,706	Volkswagen AG	899	156
Vivendi SA - ADR	22,984	597	Vonovia SE	19,012	920
Wendel SA	1,570	229	Wirecard AG	4,898	915
		75,771	Zalando SE(Æ)(Þ)	2,425	139
					59,948
Germany - 6.9%
adidas AG	7,497	1,658	Hong Kong - 2.8%
Allianz SE	24,982	5,524	AIA Group, Ltd.	320,183	2,804
Axel Springer SE Class A	2,874	215	Bank of East Asia, Ltd. (The)	68,213	271
BASF SE	43,454	4,174	Beijing Enterprises Holdings, Ltd.	32,500	158
Bayer AG	33,454	3,726	BOC Hong Kong Holdings, Ltd.	125,459	607
Bayerische Motoren Werke AG	25,469	2,463	China Gas Holdings, Ltd.	88,000	357
Beiersdorf AG	6,917	806	China Jinmao Holdings Group, Ltd.	344,000	166
Brenntag AG	9,610	576	China Mobile, Ltd.	85,500	773
Commerzbank AG(Æ)	38,834	419	China Resources Cement Holdings, Ltd.	108,000	124
Continental AG	5,247	1,209	China Taiping Insurance Holdings Co. ,
Covestro AG(Þ)	12,496	1,199	Ltd.	40,200	138
Daimler AG	48,387	3,347	CITIC, Ltd.	359,000	508
Delivery Hero AG(Æ)	4,138	235	CK Asset Holdings, Ltd.	240,554	1,841
Deutsche Bank AG	77,146	1,009	CK Hutchison Holdings, Ltd.	133,297	1,448
Deutsche Boerse AG	7,533	992	CLP Holdings, Ltd.	7,500	86
Deutsche Lufthansa AG	27,588	774	CNOOC, Ltd.	248,000	416
Deutsche Post AG	22,793	804	CSPC Pharmaceutical Group, Ltd.	126,000	331
Deutsche Telekom AG	125,654	2,078	Fosun International, Ltd.	190,500	349
Deutsche Wohnen SE	25,615	1,248	Galaxy Entertainment Group, Ltd.	90,558	727
Drillisch AG	1,837	109	Haier Electronics Group Co. , Ltd.	86,000	251
E. ON SE	50,966	575	Hang Lung Properties, Ltd. - ADR	71,000	150
Evonik Industries AG	19,514	722	Hang Seng Bank, Ltd.	29,800	811
Fraport AG Frankfurt Airport Services			Henderson Land Development Co. , Ltd.	161,687	901
Worldwide	2,910	290	Hong Kong & China Gas Co. , Ltd.	81,400	166
Fresenius Medical Care AG & Co.	4,035	394	Hong Kong Exchanges & Clearing, Ltd.	26,500	784
Fresenius SE & Co. KGaA	9,779	755	Hongkong Land Holdings, Ltd.	90,800	661
GEA Group AG	2,285	89	Jardine Matheson Holdings, Ltd.	20,300	1,372
Hannover Rueck SE	11,657	1,554	Jardine Strategic Holdings, Ltd.	8,300	331
HeidelbergCement AG	16,155	1,372	Kerry Properties, Ltd.	40,000	203
Henkel AG & Co. KGaA	3,480	373	Link Real Estate Investment Trust(ö)	91,972	911
Hochtief AG	462	83	Melco Crown Entertainment, Ltd. (Å)
Hugo Boss AG	1,613	145	(Æ)(Š)	8,400	72
Infineon Technologies AG - ADR	35,127	931	New World Development Co. , Ltd.	339,123	483
Innogy SE(Þ)	8,331	370	NWS Holdings, Ltd.	50,000	90
K+S AG	6,486	171	Shanghai Industrial Holdings, Ltd.	45,000	105
KION Group AG	971	67	Shenzhen International Holdings, Ltd.	65,500	121
Linde AG	3,144	776	Shimao Property Holdings, Ltd.	82,500	234
MAN SE	916	103	Sino Biopharmaceutical, Ltd.	252,000	346
Merck KGaA	2,235	230	Sino Land Co. , Ltd.	294,178	507
Metro Wholesale & Food Specialist AG	28,626	354	Sino-Ocean Group Holding, Ltd.	217,500	123
MTU Aero Engines AG	4,006	848	Sun Hung Kai Properties, Ltd.	113,596	1,782
Muenchener Rueckversicherungs-			Swire Pacific, Ltd. Class A	72,525	788
Gesellschaft AG	14,276	3,168	Swire Properties, Ltd.	32,600	129
OSRAM Licht AG	1,357	61	Techtronic Industries Co. , Ltd.	28,000	156
ProSiebenSat. 1 Media SE	14,014	379	WH Group, Ltd. (Þ)	119,500	96
Puma SE	429	215	Wharf Holdings, Ltd. (The)	150,721	499
RWE AG	26,761	702	Wharf Real Estate Investment Co. , Ltd.	75,000	547
SAP SE - ADR	30,001	3,509	Wheelock & Co. , Ltd.	74,000	526
Siemens AG	35,225	4,974	Yue Yuen Industrial Holdings, Ltd.	27,500	74
Symrise AG	8,000	723	Yuexiu Property Co. , Ltd.	434,000	82
ThyssenKrupp AG - ADR	2,973	79			24,405
TUI AG	9,311	199

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 473

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hungary - 0.0%			Japan - 20.8%
MOL Hungarian Oil and Gas PLC	10,825	106	ABC-Mart, Inc.	3,000	162
OTP Bank PLC	7,204	271	Aeon Co. , Ltd.	28,700	583
		377	AEON Financial Service Co. , Ltd.	7,000	144
			Air Water, Inc.	8,700	159
Indonesia - 0.1%			Aisin Seiki Co. , Ltd.	18,700	871
Bank Central Asia Tbk PT	116,500	188	Ajinomoto Co. , Inc.	14,800	262
Bank Negara Indonesia Persero Tbk PT	405,200	208	Alfresa Holdings Corp.	16,200	389
Bank Rakyat Indonesia Persero Tbk PT	623,800	133	Alps Electric Co. , Ltd.	16,300	470
United Tractors Tbk PT	83,200	204	Amada Holdings Co. , Ltd.	7,900	79
		733	ANA Holdings, Inc.	11,500	422
			Aozora Bank, Ltd.	10,200	381
Ireland - 0.4%			Asahi Glass Co. , Ltd.	13,200	553
AIB Group PLC	69,242	397	Asahi Group Holdings, Ltd.	8,900	432
Bank of Ireland Group PLC	82,532	708	Asahi Kasei Corp.	104,800	1,401
CRH PLC	20,828	708	Astellas Pharma, Inc.	65,100	1,060
DCC PLC	2,929	271	Bandai Namco Holdings, Inc.	7,800	313
James Hardie Industries PLC	7,331	117	Bank of Kyoto, Ltd. (The)	3,000	145
Kerry Group PLC Class A	5,391	572	Benesse Holdings, Inc.	4,300	157
Paddy Power Betfair PLC	4,176	455	Bridgestone Corp.	33,700	1,328
Smurfit Kappa Group PLC	11,058	454	Brother Industries, Ltd.	20,600	420
		3,682	Calbee, Inc.	4,900	162

Israel - 0.8%			Canon, Inc.	36,700	1,189
Azrieli Group, Ltd.	1,823	87	Central Japan Railway Co.	8,000	1,665
Bank Hapoalim BM	135,039	955	Century Tokyo Leasing Corp.	4,900	268
Bank Leumi Le-Israel BM	202,569	1,269	Chiba Bank, Ltd. (The)	74,000	528
Bezeq The Israeli Telecommunication			Chubu Electric Power Co. , Inc.	43,600	672
Corp. , Ltd.	150,000	159	Chugai Pharmaceutical Co. , Ltd.	12,200	621
Check Point Software Technologies, Ltd.			Chugoku Electric Power Co. , Inc. (The)	22,700	299
(Æ)	8,419	949	Coca-Cola Bottlers Japan Holdings, Inc.	9,600	346
Elbit Systems, Ltd.	1,553	186	Concordia Financial Group, Ltd.	111,700	600
Frutarom Industries (1995) Ltd	2,867	290	Credit Saison Co. , Ltd.	22,400	350
Israel Chemicals, Ltd.	83,751	401	CyberAgent, Inc.	6,200	326
Mizrahi Tefahot Bank, Ltd.	25,108	488	Cyberdyne, Inc. (Æ)	7,700	91
Nice, Ltd. (Æ)	3,465	380	Dai Nippon Printing Co. , Ltd.	15,500	339
Teva Pharmaceutical Industries, Ltd.			Daicel Chemical Industries, Ltd.	40,400	445
- ADR	55,352	1,324	Daifuku Co. , Ltd.	6,700	294
		6,488	Dai-ichi Life Holdings, Inc.	60,200	1,134
			Daiichi Sankyo Co. , Ltd.	18,100	750
Italy - 2.3%			Daikin Industries, Ltd.	8,800	1,052
Assicurazioni Generali SpA	114,878	2,038	Daito Trust Construction Co. , Ltd.	2,800	468
Atlantia SpA	19,735	585	Daiwa House Industry Co. , Ltd.	20,600	751
Davide Campari-Milano SpA	36,570	308	Daiwa House REIT Investment Corp. (ö)	34	84
Enel SpA	476,435	2,653	Daiwa Securities Group, Inc.	89,000	519
ENI SpA - ADR	151,306	2,918	DeNA Co. , Ltd.	17,500	330
Intesa Sanpaolo SpA	794,043	2,439	Denso Corp.	31,600	1,559
Italgas SpA	16,710	96	Disco Corp.	2,100	357
Leonardo SpA	42,653	511	Don Quijote Holdings Co. , Ltd.	8,700	407
Luxottica Group SpA	7,959	538	East Japan Railway Co.	7,900	739
Mediobanca SpA	74,613	773	Eisai Co. , Ltd.	7,100	611
Moncler SpA	14,186	625	Electric Power Development Co. , Ltd.	20,300	550
Pirelli & C. SpA(Æ)(Þ)	30,599	267	FamilyMart UNY Holdings Co. , Ltd.	2,700	252
Poste Italiane SpA(Þ)	73,741	685	FANUC Corp.	4,000	787
Recordati SpA	8,830	331	Fast Retailing Co. , Ltd.	1,800	789
Snam Rete Gas SpA	328,413	1,409	Fuji Electric Co. , Ltd.	46,000	340
Telecom Italia SpA(Æ)	1,306,518	1,007	Fuji Heavy Industries, Ltd.	33,291	971
Terna Rete Elettrica Nazionale SpA	74,424	416	FUJIFILM Holdings Corp.	21,800	898
UniCredit SpA	117,355	2,075	Fujitsu, Ltd.	166,000	1,132
		19,674	Fukuoka Financial Group, Inc.	62,000	340
			Hakuhodo DY Holdings, Inc.	22,500	346

See accompanying notes which are an integral part of this quarterly report.

474 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hamamatsu Photonics KK	8,900	377	Kose Corp.	2,600	498
Hankyu Hanshin Holdings, Inc.	4,800	192	Kubota Corp.	15,000	252
Hikari Tsushin, Inc.	1,500	252	Kuraray Co. , Ltd.	26,800	379
Hino Motors, Ltd.	43,900	495	Kurita Water Industries, Ltd.	6,200	181
Hirose Electric Co. , Ltd.	1,155	141	Kyocera Corp.	9,300	541
Hisamitsu Pharmaceutical Co. , Inc.	4,500	329	Kyowa Hakko Kirin Co. , Ltd.	22,100	421
Hitachi Chemical Co. , Ltd.	12,100	239	Kyushu Electric Power Co. , Inc.	43,500	513
Hitachi Construction Machinery Co. ,			Kyushu Railway Co.	8,900	274
Ltd.	5,900	189	Lawson, Inc.	2,200	132
Hitachi High-Technologies Corp.	7,300	298	LINE Corp. (Æ)	3,900	170
Hitachi Metals, Ltd.	26,200	284	LIXIL Group Corp.	24,900	511
Hitachi, Ltd.	248,000	1,733	M3, Inc.	12,100	460
Honda Motor Co. , Ltd.	86,200	2,596	Mabuchi Motor Co. , Ltd.	1,700	84
Hoshizaki Corp.	3,400	343	Makita Corp.	9,700	436
Hoya Corp.	12,000	723	Marubeni Corp.	188,700	1,439
Hulic Co. , Ltd.	7,500	74	Marui Group Co. , Ltd.	9,600	191
Idemitsu Kosan Co. , Ltd.	30,300	1,366	Maruichi Steel Tube, Ltd.	10,300	355
IHI Corp.	800	28	Mazda Motor Corp.	46,800	583
Iida Group Holdings Co. , Ltd.	22,800	447	McDonald's Holdings Co. Japan, Ltd.	5,700	272
Inpex Corp.	75,500	829	Mebuki Financial Group, Inc.	81,900	292
Isetan Mitsukoshi Holdings, Ltd.	16,300	197	Medipal Holdings Corp.	23,200	472
Isuzu Motors, Ltd.	63,900	864	MEIJI Holdings Co. , Ltd.	3,100	244
ITOCHU Corp.	116,600	2,070	Minebea Co. , Ltd.	20,900	375
J Front Retailing Co. , Ltd.	33,400	489	MISUMI Group, Inc.	20,200	515
Japan Airlines Co. , Ltd.	22,600	834	Mitsubishi Chemical Holdings Corp.	141,600	1,236
Japan Airport Terminal Co. , Ltd.	2,000	95	Mitsubishi Corp.	92,300	2,579
Japan Exchange Group, Inc.	24,100	429	Mitsubishi Electric Corp.	87,900	1,194
Japan Post Bank Co. , Ltd.	19,900	239	Mitsubishi Estate Co. , Ltd.	17,600	306
Japan Post Holdings Co. , Ltd.	67,000	739	Mitsubishi Gas Chemical Co. , Inc.	27,600	617
Japan Prime Realty Investment Corp. (ö)	33	119	Mitsubishi Heavy Industries, Ltd.	21,400	803
Japan Real Estate Investment Corp. (ö)	36	188	Mitsubishi Materials Corp.	13,800	392
Japan Retail Fund Investment Corp. (ö)	56	102	Mitsubishi Motors Corp.	93,200	710
Japan Tobacco, Inc.	21,400	609	Mitsubishi Tanabe Pharma Corp.	15,200	285
JFE Holdings, Inc.	52,800	1,072	Mitsubishi UFJ Financial Group, Inc.	431,800	2,656
JGC Corp.	14,000	272	Mitsubishi UFJ Lease & Finance Co. ,
JSR Corp.	16,400	315	Ltd.	55,100	334
JTEKT Corp.	24,800	359	Mitsui & Co. , Ltd.	111,700	1,872
JX Holdings, Inc.	290,600	2,136	Mitsui Chemicals, Inc.	21,000	564
Kajima Corp.	74,000	578	Mitsui Fudosan Co. , Ltd.	15,300	366
Kakaku. com, Inc.	11,500	242	Mitsui OSK Lines, Ltd.	5,200	135
Kamigumi Co. , Ltd.	15,500	324	Mizuho Financial Group, Inc.	1,147,500	1,997
Kaneka Corp.	36,000	317	MS&AD Insurance Group Holdings, Inc.	33,500	1,025
Kansai Electric Power Co. , Inc. (The)	49,700	707	Murata Manufacturing Co. , Ltd.	4,100	718
Kansai Paint Co. , Ltd.	7,000	161	Nabtesco Corp.	7,100	220
Kao Corp.	10,200	744	Nagoya Railroad Co. , Ltd.	4,800	120
Kawasaki Heavy Industries, Ltd.	8,500	249	NEC Corp.	26,900	747
KDDI Corp.	51,900	1,447	Nexon Co. , Ltd. (Æ)	26,600	383
Keihan Holdings Co. , Ltd.	2,500	91	NGK Insulators, Ltd.	8,400	147
Keio Corp.	3,000	147	NGK Spark Plug Co. , Ltd.	8,700	251
Keisei Electric Railway Co. , Ltd.	9,700	323	NH Foods, Ltd.	10,900	434
Keyence Corp.	2,900	1,531	Nidec Corp.	6,800	986
Kikkoman Corp.	5,600	266	Nikon Corp.	5,200	88
Kintetsu Group Holdings Co. , Ltd.	5,000	199	Nintendo Co. , Ltd.	3,200	1,055
Kirin Holdings Co. , Ltd.	28,500	729	Nippon Building Fund, Inc. (ö)	34	189
Kobayashi Pharmaceutical Co. , Ltd.	2,300	192	Nippon Electric Glass Co. , Ltd.	13,600	440
Kobe Steel, Ltd.	41,500	408	Nippon Express Co. , Ltd.	7,300	478
Koito Manufacturing Co. , Ltd.	5,600	360	Nippon Paint Holdings Co. , Ltd.	2,200	96
Komatsu, Ltd.	31,800	934	Nippon Prologis REIT, Inc. (ö)	83	168
Konami Holdings Corp.	7,100	334	Nippon Steel & Sumitomo Metal Corp.	39,400	786
Konica Minolta, Inc.	52,400	470	Nippon Telegraph & Telephone Corp.	41,778	1,933

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 475

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nippon Yusen	9,500	183	Showa Shell Sekiyu KK	43,100	709
Nissan Chemical Industries, Ltd.	9,100	408	SMC Corp.	2,500	842
Nissan Motor Co. , Ltd.	160,600	1,518	SoftBank Group Corp.	12,900	1,073
Nisshin Seifun Group, Inc.	15,900	312	Sohgo Security Services Co. , Ltd.	3,300	151
Nissin Foods Holdings Co. , Ltd.	3,500	242	Sompo Japan Nipponkoa Holdings, Inc.	22,900	931
Nitori Holdings Co. , Ltd.	3,800	573	Sony Corp.	28,600	1,547
Nitto Denko Corp.	6,800	493	Sony Financial Holdings, Inc.	7,400	142
NOK Corp.	16,200	325	Stanley Electric Co. , Ltd.	11,000	386
Nomura Holdings, Inc.	139,500	662	Start Today Co. , Ltd.	13,600	547
Nomura Real Estate Holdings, Inc.	19,600	428	Sumco Corp.	10,500	225
Nomura Real Estate Master Fund, Inc. (ö)	138	195	Sumitomo Chemical Co. , Ltd.	127,000	731
Nomura Research Institute, Ltd.	5,700	274	Sumitomo Corp.	122,300	2,012
NSK, Ltd.	47,100	514	Sumitomo Dainippon Pharma Co. , Ltd.	13,700	266
NTT Data Corp.	22,300	254	Sumitomo Electric Industries, Ltd.	60,200	926
NTT DOCOMO, Inc.	34,700	893	Sumitomo Heavy Industries, Ltd.	16,000	555
Obayashi Corp.	63,600	664	Sumitomo Metal Mining Co. , Ltd.	14,500	522
Obic Co. , Ltd.	5,100	438	Sumitomo Mitsui Financial Group, Inc.	60,500	2,401
Odakyu Electric Railway Co. , Ltd.	7,800	165	Sumitomo Mitsui Trust Holdings, Inc.	27,400	1,090
Oji Holdings Corp.	76,000	451	Sumitomo Realty & Development Co. ,
Olympus Corp.	6,700	272	Ltd.	12,000	439
Omron Corp.	9,000	406	Sumitomo Rubber Industries, Ltd.	30,200	500
Ono Pharmaceutical Co. , Ltd.	6,700	158	Sundrug Co. , Ltd.	4,400	176
Oracle Corp. Japan	1,900	160	Suntory Beverage & Food, Ltd.	6,400	273
Oriental Land Co. , Ltd.	8,400	912	Suruga Bank, Ltd.	26,000	234
ORIX Corp.	75,500	1,226	Suzuken Co. , Ltd.	11,000	482
Osaka Gas Co. , Ltd.	24,700	475	Suzuki Motor Corp.	10,000	588
Otsuka Corp.	8,900	348	Sysmex Corp.	8,000	758
Otsuka Holdings Co. , Ltd.	14,800	685	T&D Holdings, Inc.	53,200	794
Panasonic Corp.	50,500	651	Taiheiyo Cement Corp.	15,100	475
Park24 Co. , Ltd.	2,900	82	Taisei Corp.	9,500	529
Pola Orbis Holdings, Inc.	8,600	334	Taisho Pharmaceutical Holdings Co. ,
Rakuten, Inc.	29,400	207	Ltd.	3,300	373
Recruit Holdings Co. , Ltd.	48,700	1,336	Taiyo Nippon Sanso Corp.	5,500	84
Renesas Electronics Corp. (Æ)	8,300	74	Takashimaya Co. , Ltd.	52,000	435
Resona Holdings, Inc.	125,900	717	Takeda Pharmaceutical Co. , Ltd.	9,300	390
Ricoh Co. , Ltd.	89,300	871	TDK Corp.	4,300	461
Rinnai Corp.	2,500	216	Teijin, Ltd.	26,800	500
Rohm Co. , Ltd.	3,800	324	Temp Holdings Co. , Ltd.	10,900	237
Ryohin Keikaku Co. , Ltd.	1,700	546	Terumo Corp.	10,700	588
Sankyo Co. , Ltd.	3,300	130	THK Co. , Ltd.	9,200	250
Santen Pharmaceutical Co. , Ltd.	26,400	441	Tobu Railway Co. , Ltd.	9,000	265
SBI Holdings, Inc.	9,700	265	Toho Co. , Ltd.	2,400	72
Secom Co. , Ltd.	6,700	512	Toho Gas Co. , Ltd.	6,000	205
Sega Sammy Holdings, Inc.	15,000	239	Tohoku Electric Power Co. , Inc.	60,500	768
Seibu Holdings, Inc.	5,000	84	Tokio Marine Holdings, Inc.	42,800	2,035
Seiko Epson Corp.	22,700	410	Tokyo Electric Power Co. Holdings, Inc.
Sekisui Chemical Co. , Ltd.	37,100	664	(Æ)	125,600	601
Sekisui House, Ltd.	45,600	777	Tokyo Electron, Ltd.	4,400	757
Seven & i Holdings Co. , Ltd.	17,400	710	Tokyo Gas Co. , Ltd.	27,000	658
Seven Bank, Ltd.	25,400	77	Tokyo Tatemono Co. , Ltd.	9,300	125
Sharp Corp. (Ñ)	9,100	211	Tokyu Corp.	11,000	189
Shimadzu Corp.	19,100	545	Tokyu Fudosan Holdings Corp.	72,600	493
Shimamura Co. , Ltd.	4,200	393	Toppan Printing Co. , Ltd.	49,000	377
Shimano, Inc.	3,900	561	Toray Industries, Inc.	28,900	224
Shimizu Corp.	55,400	580	Toshiba Corp. (Æ)	57,000	175
Shin-Etsu Chemical Co. , Ltd.	7,000	707	Tosoh Corp.	38,000	620
Shinsei Bank, Ltd.	19,400	306	TOTO, Ltd.	8,100	378
Shionogi & Co. , Ltd.	12,100	659	Toyo Seikan Group Holdings, Ltd.	14,300	263
Shiseido Co. , Ltd.	13,500	994	Toyo Suisan Kaisha, Ltd.	7,100	257
Shizuoka Bank, Ltd. (The)	62,200	574	Toyoda Gosei Co. , Ltd.	11,400	288

See accompanying notes which are an integral part of this quarterly report.

476 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Toyota Industries Corp.	12,900	728	ASML Holding NV	13,091	2,793
Toyota Motor Corp.	123,500	8,095	Exor NV	12,414	816
Toyota Tsusho Corp.	25,400	867	Ferrari NV	3,461	460
Trend Micro, Inc.	8,100	479	Heineken Holding NV	3,503	338
Tsuruha Holdings, Inc.	2,500	308	Heineken NV	4,619	467
Unicharm Corp.	16,700	509	ING Groep NV	211,035	3,224
United Urban Investment Corp. (ö)	119	185	Koninklijke Ahold Delhaize NV	104,403	2,653
USS Co. , Ltd.	20,800	395	Koninklijke DSM NV	8,084	861
West Japan Railway Co.	9,400	657	Koninklijke KPN NV(Ñ)	24,285	70
Yahoo! Japan Corp. (Ñ)	51,200	195	Koninklijke Philips NV	7,842	344
Yakult Honsha Co. , Ltd.	5,100	367	Koninklijke Vopak NV	14,936	703
Yamada Denki Co. , Ltd.	102,100	506	NN Group NV	30,591	1,349
Yamaguchi Financial Group, Inc.	30,000	340	Randstad Holding NV	14,909	943
Yamaha Corp.	6,200	290	Wolters Kluwer NV	14,246	859
Yamaha Motor Co. , Ltd.	33,800	893			19,879
Yamato Holdings Co. , Ltd.	12,600	365
Yamazaki Baking Co. , Ltd.	9,200	229	New Zealand - 0.1%
Yaskawa Electric Corp.	17,500	578	Auckland International Airport, Ltd. (Þ)	20,467	93
Yokogawa Electric Corp.	8,000	142	Fisher & Paykel Healthcare Corp. , Ltd.	28,945	292
Yokohama Rubber Co. , Ltd. (The)	16,400	351	Meridian Energy, Ltd.	42,546	91
		179,490	The a2 Milk Co. , Ltd. (Æ)	16,321	117
					593
Jersey - 0.7%
Experian PLC	11,913	293	Norway - 0.7%
Ferguson PLC	12,936	1,019	Det Norske Oljeselskap ASA	16,532	591
Glencore PLC(Æ)	680,872	3,000	DNB ASA	107,537	2,174
Shire PLC - ADR	26,846	1,528	Gjensidige Forsikring ASA	6,094	98
		5,840	Marine Harvest ASA	27,747	607
			Norsk Hydro ASA	148,908	849
Luxembourg - 0.4%			Orkla ASA	42,281	357
ArcelorMittal SA(Æ)	57,172	1,831	Statoil ASA Class N	49,522	1,312
Millicom International Cellular SA(Æ)	2,123	136	Telenor ASA	17,393	340
RTL Group SA	2,287	170	Yara International ASA	2,739	121
SES SA	30,775	615			6,449
Tenaris SA	53,384	978
		3,730	Papua New Guinea - 0.0%
			Oil Search, Ltd.	49,504	330
Malaysia - 0.2%
CIMB Group Holdings BHD	339,200	497	Peru - 0.0%
Malayan Banking BHD	107,700	260	Southern Copper Corp.	1,632	81
Public Bank BHD	24,900	147
Tenaga Nasional BHD	161,700	625	Philippines - 0.0%
		1,529	GT Capital Holdings, Inc.	7,607	139

Mexico - 0.3%			Poland - 0.2%
America Movil SAB de CV	938,033	803	Alior Bank SA(Æ)	4,298	85
Banco Santander SA Class B	113,901	192	Bank Pekao SA	3,964	121
Fibra Uno Administracion SA de CV(ö)	337,573	486	CD Projekt SA(Æ)	4,904	265
Grupo Financiero Banorte SAB de CV			LPP SA	94	231
Class O	46,126	322	Polski Koncern Naftowy ORLEN SA	4,415	112
Grupo Financiero Inbursa SAB de CV			Polskie Gornictwo Naftowe i
Class O	259,059	427	Gazownictwo SA	67,210	102
Mexichem SAB de CV	30,565	107	Powszechna Kasa Oszczednosci Bank
Wal-Mart de Mexico SAB de CV	47,829	140	Polski SA	22,727	259
		2,477	Powszechny Zaklad Ubezpieczen SA	48,903	563
					1,738
Netherlands - 2.3%
ABN AMRO Group NV(Þ)	38,651	1,069	Portugal - 0.2%
Aegon NV	216,142	1,421	Banco Espirito Santo SA Class C(Æ)(Š)	22,842	3
AerCap Holdings NV(Æ)	14,710	826	Energias de Portugal SA	285,161	1,163
Akzo Nobel NV	7,394	683

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 477

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Jeronimo Martins SGPS SA	12,068	180	KB Financial Group, Inc.	6,334	304
		1,346	KCC Corp.	372	113
			Kia Motors Corp.	15,791	448
Russia - 0.4%			Korea Electric Power Corp.	17,379	517
Gazprom PJSC	188,736	434	Korea Zinc Co. , Ltd.	256	95
Inter RAO UES PJSC	1,367,828	91	KT&G Corp.	1,816	179
Lukoil PJSC	7,372	525	Kumho Petrochemical Co. , Ltd.	1,303	132
MMC Norilsk Nickel PJSC	2,047	356	LG Corp. Class H	7,037	475
Novatek OAO - GDR	1,412	225	LG Electronics, Inc. Class H	2,260	151
Rosneft Oil Co. PJSC	45,953	308	LG Household & Health Care, Ltd.	343	371
Sberbank of Russia PJSC Class T	182,364	628	Lotte Chemical Corp.	381	123
Tatneft PAO	44,660	515	Medy-Tox, Inc.	308	198
		3,082	POSCO	1,375	405
			Samsung Biologics Co. , Ltd. (Æ)(Þ)	1,225	411
Singapore - 0.8%			Samsung Electro-Mechanics Co. , Ltd.	3,446	475
BOC Aviation, Ltd. (Þ)	12,800	81	Samsung Electronics Co. , Ltd.	71,575	2,970
CapitaLand, Ltd.	181,300	431	Samsung Fire & Marine Insurance Co. ,
City Developments, Ltd.	19,900	146	Ltd.	648	158
DBS Group Holdings, Ltd.	39,500	776	Samsung SDS Co. , Ltd.	518	97
Keppel Corp. , Ltd. - ADR	110,726	560	Shinhan Financial Group Co. , Ltd.	6,361	249
Oversea-Chinese Banking Corp. , Ltd.	212,802	1,812	Shinsegae Co. , Ltd.	537	159
Singapore Telecommunications, Ltd.	351,700	831	SK Holdings Co. , Ltd.	658	155
United Overseas Bank, Ltd.	77,600	1,541	SK Hynix, Inc.	10,293	795
UOL Group, Ltd.	61,500	324	SK Innovation Co. , Ltd.	3,115	554
Wilmar International, Ltd.	123,700	285	SK Telecom Co. , Ltd.	528	118
		6,787	Woori Bank	34,992	530

South Africa - 0.7%					12,865
Absa Group, Ltd.	33,537	438	Spain - 2.8%
Clicks Group, Ltd.	5,415	79	ACS Actividades de Construccion y
Discovery Holdings, Ltd.	7,567	98	Servicios SA	14,022	615
Exxaro Resources, Ltd.	9,945	98	Aena SA(Þ)	2,352	427
Growthpoint Properties, Ltd. (ö)	178,015	354	Amadeus IT Group SA Class A	14,498	1,237
Hyprop Investments, Ltd. (ö)	32,956	257	Banco Bilbao Vizcaya Argentaria SA
Imperial Holdings, Ltd.	6,537	106	- ADR	312,680	2,293
Investec, Ltd.	20,102	145	Banco de Sabadell SA - ADR	428,250	714
Naspers, Ltd. Class N	6,799	1,675	Banco Santander SA - ADR	689,641	3,856
Nedbank Group, Ltd.	8,452	175	Bankia SA	66,028	260
Old Mutual, Ltd. (Æ)	762,856	1,748	Bankinter SA	75,789	732
Pick n Pay Stores, Ltd.	14,431	82	CaixaBank SA	315,298	1,458
Redefine Properties, Ltd. (ö)	330,169	267	Enagas SA	46,263	1,293
Sasol, Ltd. - ADR	7,515	296	Endesa SA - ADR	34,623	800
Shoprite Holdings, Ltd. - ADR	18,391	304	Ferrovial SA	7,759	160
Standard Bank Group, Ltd.	18,120	280	Gamesa Corp. Technologica SA(Æ)	10,478	148
		6,402	Gas Natural SDG SA(Ñ)	42,761	1,159

South Korea - 1.5%			Grifols SA	2,551	74
BNK Financial Group, Inc.	9,995	80	Iberdrola SA	323,710	2,515
Celltrion, Inc. (Æ)	2,265	551	Industria de Diseno Textil SA	30,867	1,012
Dongbu Insurance Co. , Ltd.	2,274	131	Mapfre SA	158,245	497
GS Engineering & Construction Corp.	3,610	146	Red Electrica Corp. SA	11,677	248
Hana Financial Group, Inc.	7,004	282	Repsol SA - ADR	138,439	2,747
Hankook Tire Co. , Ltd.	2,521	100	Telefonica SA - ADR	196,924	1,770
Hyosung Corp.	804	32			24,015
Hyundai Glovis Co. , Ltd.	866	106	Sweden - 2.2%
Hyundai Marine & Fire Insurance Co. ,			Alfa Laval AB	21,853	600
Ltd.	3,071	101	Assa Abloy AB Class B	43,596	864
Hyundai Mobis Co. , Ltd.	2,947	601	Atlas Copco AB(Æ)	42,167	1,178
Hyundai Motor Co.	2,257	262	Boliden AB(Æ)	27,367	815
Hyundai Steel Co.	1,707	82	Electrolux AB	5,127	120
Industrial Bank of Korea	14,934	209	Epiroc AB Class A(Æ)	40,347	483

See accompanying notes which are an integral part of this quarterly report.

478 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Epiroc AB Class B(Æ)	10,392	110	Swiss Life Holding AG(Æ)	3,622	1,301
Essity Aktiebolag Class B	11,426	286	Swiss Prime Site AG Class A(Æ)	3,557	326
Hennes & Mauritz AB Class B	21,742	338	Swiss Re AG	35,207	3,229
Hexagon AB Class B	15,761	961	Swisscom AG	1,300	611
Husqvarna AB Class B	8,575	68	Temenos Group AG(Æ)	3,312	533
ICA Gruppen AB	8,459	281	UBS Group AG(Æ)	159,910	2,634
Industrivarden AB Class C	13,950	294	Vifor Pharma AG	3,309	627
Investor AB Class B	17,147	747	Zurich Insurance Group AG	12,910	3,971
Kinnevik AB(Æ)	12,604	435			58,396
L E Lundbergforetagen AB Class B	10,146	331
Lundin Petroleum AB	22,433	740	Taiwan - 1.4%
Nordea Bank AB	173,076	1,840	Asia Cement Corp.	87,000	116
Sandvik AB	50,860	929	Asustek Computer, Inc.	20,000	172
Securitas AB Class B	25,396	457	AU Optronics Corp.	891,000	385
Skandinaviska Enskilda Banken AB			Catcher Technology Co. , Ltd.	43,000	531
Class A	120,263	1,286	Cathay Financial Holding Co. , Ltd.	129,000	223
Skanska AB Class B	17,333	326	China Development Financial Holding
SKF AB Class B	24,696	507	Corp.	419,000	154
Svenska Cellulosa AB SCA Class B	32,817	340	China Life Insurance Co. , Ltd.	170,000	180
Svenska Handelsbanken AB Class A	99,151	1,224	Compal Electronics, Inc.	496,000	308
Swedbank AB Class A	57,039	1,350	CTBC Financial Holding Co. , Ltd.	387,000	263
Swedish Match AB	5,399	295	Far Eastern New Century Corp.	234,000	250
Tele2 AB Class B	23,583	316	First Financial Holding Co. , Ltd.	592,000	407
Telefonaktiebolaget LM Ericsson Class B	66,702	524	Formosa Chemicals & Fibre Corp.	101,000	398
Telia Co. AB	106,221	511	Formosa Plastics Corp.	102,000	376
Volvo AB Class B	43,286	758	Foxconn Technology Co. , Ltd.	41,000	102
		19,314	Fubon Financial Holding Co. , Ltd.	151,000	251
			Globalwafers Co. , Ltd.	16,000	271
Switzerland - 6.8%			Hiwin Technologies Corp.	16,480	163
ABB, Ltd.	39,988	918	Hon Hai Precision Industry Co. , Ltd.	229,000	628
Adecco SA	16,902	1,041	Hua Nan Financial Holdings Co. , Ltd.	420,000	252
Baloise Holding AG	8,048	1,257	Lite-On Technology Corp.	250,000	329
Barry Callebaut AG	97	166	MediaTek, Inc.	11,000	91
Chocoladefabriken Lindt & Spruengli			Mega Financial Holding Co. , Ltd.	329,000	293
AG	129	1,256	Nan Ya Plastics Corp.	113,000	314
Cie Financiere Richemont SA	19,485	1,712	Pegatron Corp.	43,000	96
Clariant AG(Æ)	8,528	204	Ruentex Industries, Ltd.	41,000	79
Coca-Cola HBC AG - ADR(Æ)	4,598	165	Shin Kong Financial Holding Co. , Ltd.	442,000	168
Credit Suisse Group AG(Æ)	100,723	1,624	SinoPac Financial Holdings Co. , Ltd.	495,000	186
Dufry AG(Æ)	751	99	Synnex Technology International Corp.	102,000	146
EMS-Chemie Holding AG	553	354	Taiwan Cement Corp.	82,500	106
Geberit AG	1,598	713	Taiwan Cooperative Financial Holding
Givaudan SA	349	819	Co. , Ltd.	314,000	192
Julius Baer Group, Ltd. (Æ)	7,163	394	Taiwan Semiconductor Manufacturing
Kuehne & Nagel International AG	3,256	520	Co. , Ltd.	336,000	2,682
LafargeHolcim, Ltd. (Æ)	28,612	1,463	Uni-President Enterprises Corp.	210,000	555
Lonza Group AG(Æ)	2,450	755	United Microelectronics Corp.	356,000	205
Nestle SA	132,866	10,827	Wistron Corp.	290,000	224
Novartis AG	89,507	7,513	WPG Holdings, Ltd.	100,000	139
Pargesa Holding SA	6,700	561	Yageo Corp.	14,377	368
Partners Group Holding AG	1,281	973	Yuanta Financial Holding Co. , Ltd.	515,000	238
Roche Holding AG	27,016	6,630			11,841
Schindler Holding AG	4,312	998
SGS SA	212	554	Thailand - 0.2%
Sika AG	9,230	1,315	Airports of Thailand Public Co. , Ltd.	88,700	177
Sonova Holding AG	2,401	443	CP ALL PCL	52,100	118
STMicroelectronics NV	21,568	469	IRPC PCL	717,800	139
Straumann Holding AG	721	560	Kasikornbank PCL	30,700	201
Swatch Group AG (The)	2,105	174	Krung Thai Bank PCL	479,800	274
Swatch Group AG (The) Class B	1,530	687	PTT Global Chemical PLC	166,800	411
			PTT Public Company, Ltd.	231,400	356

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 479

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Siam Cement PCL	6,700	90	Legal & General Group PLC	809,058	2,786
Siam Commercial Bank PCL	37,700	159	Lloyds Banking Group PLC	3,612,344	2,955
Thai Oil PCL	81,600	197	London Stock Exchange Group PLC	15,762	909
		2,122	Marks & Spencer Group PLC	125,378	506
			Meggitt PLC	86,544	647
Turkey - 0.1%			Melrose Industries PLC(Æ)	25,849	73
Akbank TAS	160,931	237	Micro Focus International PLC(Æ)	4,906	80
BIM Birlesik Magazalar AS	5,586	80	Mondi PLC	11,040	304
Turk Hava Yollari AO(Æ)	38,982	138	National Grid PLC	175,607	1,874
Turkiye Garanti Bankasi AS	199,896	291	Next PLC	9,274	722
Turkiye Is Bankasi Class C	212,677	220	Pearson PLC	68,354	828
		966	Persimmon PLC Class A	42,298	1,377
			Prudential PLC	110,740	2,620
United Arab Emirates - 0.1%			Quilter PLC(Æ)(Þ)	254,285	516
Abu Dhabi Commercial Bank PJSC	86,045	166	Reckitt Benckiser Group PLC	16,380	1,460
Dubai Islamic Bank PJSC	118,881	164	RELX NV	20,272	440
National Bank of Abu Dhabi	49,121	181	RELX PLC	25,420	554
		511	Rio Tinto PLC	54,646	3,019

United Kingdom - 11.6%			Royal Bank of Scotland Group PLC(Æ)	184,740	618
3i Group PLC	148,408	1,843	Royal Dutch Shell PLC Class B	306,935	10,743
Admiral Group PLC	7,081	184	Royal Mail PLC	88,579	546
Anglo American PLC	78,591	1,792	Sage Group PLC (The)	13,532	111
Ashtead Group PLC	15,022	463	Schroders PLC	3,598	147
Associated British Foods PLC	3,194	103	Scottish & Southern Energy PLC	37,034	607
AstraZeneca PLC	24,162	1,860	Segro PLC(ö)	68,664	599
Aviva PLC	433,404	2,841	Sky PLC	28,922	578
Babcock International Group PLC	19,380	182	Smith & Nephew PLC	48,226	836
BAE Systems PLC	50,429	432	St. James's Place PLC	20,522	324
Barclays PLC	996,095	2,533	Standard Chartered PLC	65,534	591
Barratt Developments PLC	129,238	905	Standard Life Aberdeen PLC	262,742	1,076
Berkeley Group Holdings PLC	16,020	784	Taylor Wimpey PLC	325,515	747
BHP Billiton PLC	43,266	999	Tesco PLC	362,244	1,237
BP PLC	833,070	6,260	Travis Perkins PLC	19,039	299
British American Tobacco PLC	99,578	5,487	Unilever NV	42,137	2,423
British Land Co. PLC (The)(ö)	46,149	400	Unilever PLC	33,491	1,914
BT Group PLC	489,819	1,500	Vodafone Group PLC	861,070	2,101
Bunzl PLC	2,898	86	Whitbread PLC	1,458	75
Burberry Group PLC	8,178	226	Wm Morrison Supermarkets PLC	252,196	864
Centrica PLC	40,164	78			100,059

CNH Industrial NV	17,893	210	United States - 0.3%
Coca-Cola European Partners PLC	6,936	286	Altice USA, Inc. Class A	4,761	82
Compass Group PLC	28,293	609	Carnival PLC	1,909	111
Croda International PLC	9,813	664	TAL Education Group - ADR(Æ)	8,137	260
Diageo PLC	98,459	3,618	Wausau Paper Corp.	108,836	1,704
Direct Line Insurance Group PLC	160,627	725			2,157
easyJet PLC	16,483	350
Fiat Chrysler Automobiles NV(Æ)	118,295	2,022	Total Common Stocks
GlaxoSmithKline PLC - ADR	87,553	1,817	(cost $715,074)		803,746
Hammerson PLC(ö)	17,516	120
Hargreaves Lansdown PLC	14,937	407

HSBC Holdings PLC	884,367	8,470	Brazil Preferred - 0.3% Stocks - 1.0%
Imperial Tobacco Group PLC	4,705	180	Banco Bradesco SA(Æ)
Informa PLC	6,762	70	4.041%(Ÿ)	61,850	503
Intertek Group PLC	1,711	132	Investimentos Itau SA
Investec PLC	46,514	337	10.611%(Ÿ)	96,128	267
J Sainsbury PLC	184,741	792	Itau Unibanco Holding SA
John Wood Group PLC	65,445	558	7.774%(Ÿ)	62,015	744
Johnson Matthey PLC	5,071	250	Petroleo Brasileiro SA(Æ)
Kingfisher PLC	283,094	1,102	0.541%(Ÿ)	131,037	688
Land Securities Group PLC(ö)	22,256	276

See accompanying notes which are an integral part of this quarterly report.

480 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Telefonica Brasil SA
6.619%(Ÿ)	41,179		450
			2,652

Colombia - 0.0%
Bancolombia SA
2.923%(Ÿ)	13,875		159

Germany - 0.6%
Bayerische Motoren Werke AG
4.816%(Ÿ)	2,178		180
Fuchs Petrolub SE
5.507%(Ÿ)	4,243		239
Henkel AG & Co. KGaA
1.598%(Ÿ)	6,060		760
Porsche Automobil Holding SE
3.150%(Ÿ)	20,580		1,394
Sartorius AG
0.342% (Ÿ)	1,555		253
Schaeffler AG
4.675%(Ÿ)	12,410		170
Volkswagen AG
2.758% (Ÿ)	11,579		2,063
			5,059

Italy - 0.0%
Intesa Sanpaolo SpA
0.000%(Æ)(Ÿ)	26,185		83

Russia - 0.1%
Surgutneftegas OAO
3.837%(Ÿ)	507,633		281

South Korea - 0.0%
Samsung Electronics Co. , Ltd.
3.326%(Ÿ)	3,132		107

Total Preferred Stocks
(cost $7,812)			8,341

Short-Term Investments - 3.5%
United States - 3.5%
U. S. Cash Management Fund(@)	30,219,634	(8)	30,223
Total Short-Term Investments
(cost $30,223)			30,223

Other Securities - 0.3%
U. S. Cash Collateral Fund(×)(@)	2,917,481	(8)	2,917
Total Other Securities
(cost $2,917)			2,917

Total Investments 97.9%
(identified cost $756,026)			845,227

Other Assets and Liabilities, Net
- 2.1%			18,331
Net Assets - 100.0%			863,558

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 481

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition				Amount ($)		Unit	(000)	(000)
Securities	Date				or shares		$	$	$
0.0%
Melco Crown Entertainment, Ltd.	09/11/14			HKD	8,400		8.32	70	72
									72
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
									Value and
									Unrealized
									Appreciation
		Number of			Notional		Expiration		(Depreciation)
		Contracts			Amount		Date		$
Long Positions
EURO STOXX 50 Index Futures			681		EUR	24,005	09/18		913
FTSE 100 Index Futures			166		GBP	12,787	09/18		296
Hang Seng Index Futures			12		HKD	17,058	08/18		(35)
MSCI EAFE Mini Index Futures			377		USD	37,781	09/18		33
S&P/TSX 60 Index Futures			80		CAD	15,654	09/18		289
SPI 200 Index Futures			55		AUD	8,550	09/18		146
TOPIX Index Futures			94		JPY	1,643,120	09/18		64
Short Positions
MSCI Emerging Markets Mini Index Futures		1,112			USD	60,954	09/18		(1,643)
S&P 500 E-Mini Index Futures			121		USD	17,043	09/18		(260)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(197)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
	Amount				Amount				(Depreciation)
Counterparty	Sold				Bought		Settlement Date		$
Bank of Montreal	USD	990			AUD	1,299	09/19/18		(24)
Bank of Montreal	USD	1,389			CAD	1,800	09/19/18		(4)
Bank of Montreal	USD	2,106			CAD	2,730	09/19/18		(6)
Bank of Montreal	USD	3,132			CAD	4,060	09/19/18		(9)
Bank of Montreal	USD	1,444			GBP	1,074	09/19/18		(31)
Bank of Montreal	USD	2,124			GBP	1,580	09/19/18		(46)
Bank of Montreal	CHF	4,552			USD	4,660	09/19/18		44
Bank of Montreal	NOK	6,936			USD	866	09/19/18		14
Brown Brothers Harriman	USD	1,845			AUD	2,500	09/19/18		13
Brown Brothers Harriman	USD	2,052			AUD	2,780	09/19/18		14
Brown Brothers Harriman	USD	4,355			CHF	4,300	09/19/18		5
Brown Brothers Harriman	USD	26,568			EUR	22,800	09/19/18		187
Brown Brothers Harriman	USD	9,985			GBP	7,550	09/19/18		(56)
Brown Brothers Harriman	USD	2,028			HKD	15,900	09/19/18		—
Brown Brothers Harriman	USD	4,133			HKD	32,400	09/19/18		(1)
Brown Brothers Harriman	USD	13,999			JPY	1,530,000	09/19/18		(271)
Brown Brothers Harriman	USD	37			NOK	300	09/19/18		—
Brown Brothers Harriman	USD	100			NOK	800	09/19/18		(2)
Brown Brothers Harriman	AUD	50			USD	37	09/19/18		—
Brown Brothers Harriman	CAD	50			USD	38	09/19/18		—
Brown Brothers Harriman	CAD	6,000			USD	4,525	09/19/18		(92)
Brown Brothers Harriman	DKK	26,500			USD	4,143	09/19/18		(31)
Brown Brothers Harriman	EUR	7,150			USD	8,332	09/19/18		(59)
Brown Brothers Harriman	GBP	150			USD	200	09/19/18		2
Commonwealth Bank of Australia	USD	990			AUD	1,299	09/19/18		(24)
Commonwealth Bank of Australia	USD	2,106			CAD	2,730	09/19/18		(6)

See accompanying notes which are an integral part of this quarterly report.

482 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Commonwealth Bank of Australia		USD	3,132	CAD		4,060	09/19/18	(9)
Commonwealth Bank of Australia		USD	1,444	GBP		1,074	09/19/18	(31)
Commonwealth Bank of Australia		USD	2,124	GBP		1,580	09/19/18	(46)
Commonwealth Bank of Australia		CHF	4,552	USD		4,662	09/19/18	47
Commonwealth Bank of Australia		NOK	6,936	USD		867	09/19/18	15
Royal Bank of Canada		USD	989	AUD		1,299	09/19/18	(23)
Royal Bank of Canada		USD	1,389	CAD		1,800	09/19/18	(4)
Royal Bank of Canada		USD	2,107	CAD		2,730	09/19/18	(7)
Royal Bank of Canada		USD	3,134	CAD		4,060	09/19/18	(10)
Royal Bank of Canada		USD	1,442	GBP		1,074	09/19/18	(30)
Royal Bank of Canada		USD	2,122	GBP		1,580	09/19/18	(44)
Royal Bank of Canada		CAD	100	USD		76	09/19/18	(1)
Royal Bank of Canada		CHF	4,552	USD		4,658	09/19/18	42
Royal Bank of Canada		NOK	6,936	USD		865	09/19/18	13
State Street		USD	226	CAD		300	09/19/18	4
State Street		USD	229	CAD		300	09/19/18	2
State Street		USD	302	CAD		400	09/19/18	6
State Street		USD	508	CHF		500	09/19/18	(1)
State Street		USD	79	DKK		500	09/19/18	—
State Street		USD	234	EUR		200	09/19/18	—
State Street		USD	2,138	EUR		1,800	09/19/18	(25)
State Street		USD	49	NOK		400	09/19/18	—
State Street		HKD	400	USD		51	09/19/18	—
UBS		USD	2,107	CAD		2,730	09/19/18	(7)
UBS		USD	2,122	GBP		1,580	09/19/18	(44)
UBS		CHF	4,552	USD		4,657	09/19/18	42
UBS		NOK	6,936	USD		866	09/19/18	14
Westpac		USD	989	AUD		1,299	09/19/18	(24)
Westpac		USD	2,108	CAD		2,730	09/19/18	(7)
Westpac		USD	3,134	CAD		4,060	09/19/18	(11)
Westpac		USD	1,443	GBP		1,074	09/19/18	(30)
Westpac		USD	2,123	GBP		1,580	09/19/18	(46)
Westpac		CHF	4,552	USD		4,659	09/19/18	44
Westpac		NOK	6,936	USD		866	09/19/18	14
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(540)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
						Practical
Portfolio Summary	Level 1	Level 2		Level 3		Expedient (a)		Total
Common Stocks
Australia	$—		$33,220		$—		$—	$33,220
Austria	—		4,052		—		—	4,052
Belgium	—		7,588		—		—	7,588
Bermuda	207		104		—		—	311
Brazil	2,783		—		—		—	2,783
Canada	51,374		—		—		—	51,374
Chile	904		—		—		—	904
China	5,425		16,279		—		—	21,704
Czech Republic	—		103		—		—	103
Denmark	—		10,145		—		—	10,145
Finland	—		8,346		—		—	8,346
France	50		75,721		—		—	75,771

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 483

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Germany	—	59,948	—	—	59,948
Hong Kong	—	24,333	72	—	24,405
Hungary	—	377	—	—	377
Indonesia	—	733	—	—	733
Ireland	—	3,682	—	—	3,682
Israel	2,273	4,215	—	—	6,488
Italy	—	19,674	—	—	19,674
Japan	—	179,490	—	—	179,490
Jersey	—	5,840	—	—	5,840
Luxembourg	—	3,730	—	—	3,730
Malaysia	—	1,529	—	—	1,529
Mexico	2,477	—	—	—	2,477
Netherlands	826	19,053	—	—	19,879
New Zealand	—	593	—	—	593
Norway	—	6,449	—	—	6,449
Papua New Guinea	—	330	—	—	330
Peru	81	—	—	—	81
Philippines	—	139	—	—	139
Poland	—	1,738	—	—	1,738
Portugal	—	1,343	3	—	1,346
Russia	—	3,082	—	—	3,082
Singapore	—	6,787	—	—	6,787
South Africa	1,748	4,654	—	—	6,402
South Korea	—	12,865	—	—	12,865
Spain	—	24,015	—	—	24,015
Sweden	593	18,721	—	—	19,314
Switzerland	—	58,396	—	—	58,396
Taiwan	—	11,841	—	—	11,841
Thailand	—	2,122	—	—	2,122
Turkey	—	966	—	—	966
United Arab Emirates	—	511	—	—	511
United Kingdom	802	99,257	—	—	100,059
United States	342	1,815	—	—	2,157
Preferred Stocks	2,811	5,530	—	—	8,341
Short-Term Investments	—	—	—	30,223	30,223
Other Securities	—	—	—	2,917	2,917
Total Investments	72,696	739,316	75	33,140	845,227

Other Financial Instruments
Assets
Futures Contracts	1,741	—	—	—	1,741
Foreign Currency Exchange Contracts	—	522	—	—	522
Liabilities
Futures Contracts	(1,938)	—	—	—	(1,938)
Foreign Currency Exchange Contracts	—	(1,062)	—	—	(1,062)
Total Other Financial Instruments*	$(197)	$(540)	$—	$—	$(737)

See accompanying notes which are an integral part of this quarterly report.

484 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	112,799
Consumer Staples	46,037
Energy	59,988
Financial Services	245,482
Health Care	57,233
Materials and Processing	81,581
Producer Durables	94,355
Technology	58,805
Utilities	55,807
Short-Term Investments	30,223
Other Securities	2,917
Total Investments	845,227

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 485

Russell Investment Company

Notes to Schedules of Investments — July 31, 2018 (Unaudited)

Footnotes:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount.
(8) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end. 0.000% Rate is used as a placeholder.
(Š) Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(+) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(&) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(0) Weekly payment frequency.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

486 Notes to Schedules of Investments

Russell Investment Company

Notes to Schedules of Investments, continued — July 31, 2018 (Unaudited)

GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON - Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

Notes to Schedules of Investments 487

Russell Investment Company

Notes to Quarterly Report — July 31, 2018 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 32 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 27 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third
Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

488 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments.
The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility

Notes to Quarterly Report 489

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared total return swaps are valued using a pricing model that references the underlying rates including the overnight total return swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

The U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Mid Cap Equity, U.S. Small Cap
Equity, International Developed Markets, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap,
Global Opportunistic Credit, Unconstrained Total Return, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Commodity Strategies,
Strategic Call Overwriting, Multifactor U.S. Equity, and Multifactor International Equity Funds had no transfers between Levels
1, 2 and 3 for the period ended July 31, 2018. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.

The Strategic Bond, Investment Grade Bond, Short Duration, Multi-Strategy Income, and Multi-Asset Growth Strategy Funds had
transfers out of Level 3 into Level 2 generally representing financial instruments for which pricing had been determined using unobservable inputs which became observable. The amounts transferred were as follows:

Strategic Bond Fund	$6,170,919
Investment Grade Bond Fund	1,418,836
Short Duration Bond Fund	495,801
Multi-Strategy Income Fund	2,865,783
Multi-Asset Growth Strategy Fund	3,651,944

The Global Equity, Tax-Managed International Equity, Global Infrastructure, Multi-Strategy Income, and Multi-Asset Growth
Strategy Funds had transfers out of Level 2 into Level 3 generally representing financial instruments for which approved vendor sources became unavailable or inputs become unobservable. The amounts transferred were as follows:

Global Equity Fund	$1,840,009
Tax-Managed International Equity Fund	597,275
Global Infrastructure Fund	1,945,996
Multi-Strategy Income Fund	656,494
Multi-Asset Growth Strategy Fund	1,878,794

The Global Real Estate Securities Fund had transfers out of Level 1 into Level 3 generally representing financial instruments for which approved vendor sources became unavailable or inputs become unobservable. The amounts transferred were as follows:

Global Real Estate Securities Fund	$330,664

490 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including

Notes to Quarterly Report 491

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

492 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Investment Grade Bond Fund	Return enhancement and hedging
Short Duration Bond Fund	Return enhancement and hedging
Global Infrastructure Fund	Exposing cash to markets and trade settlement
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Multi-Strategy Income Fund	Return enhancement and hedging
Multi-Asset Growth Strategy Fund	Return enhancement and hedging
Multifactor International Equity Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018
International Developed Markets Fund	$1,839,547,775	$1,081,315,494	$1,231,038,085
Global Equity Fund	988,399,677	502,866,846	581,553,020
Emerging Markets Fund	446,778,906	288,453,938	281,476,106
Tax-Managed International Equity Fund	400,473,484	398,094,574	175,865,989
Global Opportunistic Credit Fund	472,792,968	511,226,499	437,665,085
Unconstrained Total Return Fund	273,449,054	204,965,833	179,558,172
Strategic Bond Fund	1,157,307,021	1,320,320,513	1,425,673,034
Investment Grade Bond Fund	123,238,860	121,660,132	143,808,476
Short Duration Bond Fund	65,729,246	64,237,225	51,997,454
Global Infrastructure Fund	123,325,196	56,417,419	268,427,465
Global Real Estate Securities Fund	56,106,067	41,442,753	135,136,966
Multi-Strategy Income Fund	303,667,694	282,508,814	235,461,217
Multi-Asset Growth Strategy Fund	1,151,819,772	1,066,958,113	1,231,735,426
Multifactor International Equity Fund	201,589,274	124,907,967	159,828,050

Notes to Quarterly Report 493

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018
International Developed Markets Fund	$1,857,192,131	$1,077,147,053	$1,223,092,692
Global Equity Fund	989,680,777	503,330,338	580,833,386
Emerging Markets Fund	464,133,336	284,518,360	281,298,039
Tax-Managed International Equity Fund	402,469,513	396,148,664	174,429,637
Global Opportunistic Credit Fund	472,050,233	515,771,955	439,695,822
Unconstrained Total Return Fund	270,554,108	206,217,095	180,558,834
Strategic Bond Fund	1,157,109,790	1,321,928,070	1,432,222,346
Investment Grade Bond Fund	124,053,704	121,661,878	144,550,324
Short Duration Bond Fund	65,621,239	64,415,453	52,174,416
Global Infrastructure Fund	124,717,396	55,614,670	268,208,007
Global Real Estate Securities Fund	56,620,154	40,853,870	134,592,596
Multi-Strategy Income Fund	301,928,804	281,584,782	234,493,916
Multi-Asset Growth Strategy Fund	1,146,502,991	1,068,582,466	1,230,642,272
Multifactor International Equity Fund	202,861,396	126,073,212	159,188,842

As of July 31, 2018, the Funds had cash collateral balances in connection with foreign currency contracts purchased/sold as follows:

	Cash Collateral for Forwards	Due to Broker
Emerging Markets Fund	$1,700,000	$—
Global Opportunistic Credit Fund	—	10,000
Strategic Bond Fund	—	8,380,000
Multi-Strategy Income Fund	81,000	708,848
Multi-Asset Growth Strategy Fund	258,000	1,132,877

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

494 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

As of July 31, 2018, the Strategic Call Overwriting Fund pledged securities valued at $48,841,191 as collateral in connection with options.

For the period ended July 31, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
U. S. Defensive Equity Fund	Exposing cash to markets
Global Equity Fund	Return enhancement and hedging
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	January 31, 2018	April 30, 2018	July 31, 2018
U. S. Defensive Equity Fund	$25,762,500	$24,920,500	$25,519,000
Global Equity Fund	194,400,162	—	—
Global Opportunistic Credit Fund	30,240,130	20,755,008	6,855,422
Unconstrained Total Return Fund	2,254,775,279	1,699,562,495	1,528,910,688
Strategic Bond Fund	350,310,125	119,973,500	70,172,500
Commodity Strategies Fund	—	12,677,000	161,720,000
Multi-Strategy Income Fund	941,046,818	1,349,558,065	1,278,415,943
Multi-Asset Growth Strategy Fund	963,387,801	1,785,231,100	1,885,687,600
Strategic Call Overwriting Fund	105,470,200	37,441,400	103,966,000

As of July 31, 2018, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:

	Cash Collateral for
	Options	Due to Broker
U. S. Defensive Equity Fund	$7,640,581	$—
Unconstrained Total Return Fund	16,922,793	1,477,000
Multi-Strategy Income Fund	12,724,415	199,353
Multi-Asset Growth Strategy Fund	46,639,497	—
Strategic Call Overwriting Fund	10,982,077	9,903,628
Futures Contracts

Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Notes to Quarterly Report 495

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Funds	Strategies
U. S. Core Equity Fund	Exposing cash to markets
U. S. Defensive Equity Fund	Exposing cash to markets
U. S. Dynamic Equity Fund	Exposing cash to markets
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Mid Cap Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund	Return enhancement, hedging and exposing cash to markets
Tax-Managed U. S. Large Cap Fund	Exposing cash to markets
Tax-Managed U. S. Mid & Small Cap Fund	Exposing cash to markets
Tax-Managed International Equity Fund	Return enhancement, hedging and exposing cash to markets
Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Commodity Strategies Fund	Return enhancement
Global Infrastructure Fund	Exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Multifactor U. S. Equity Fund	Exposing cash to markets
Multifactor International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

		Notional of Futures Contracts Outstanding
Funds	January 31, 2018		April 30, 2018	July 31, 2018
U. S. Core Equity Fund	$	— $	11,382,100	$9,859,850
U. S. Defensive Equity Fund		20,063,180	4,235,200	—
U. S. Dynamic Equity Fund		141,290	397,050	1,408,550
U. S. Strategic Equity Fund		8,336,110	43,940,200	61,835,345
U. S. Mid Cap Equity Fund		5,471,760	3,556,990	5,560,800
U. S. Small Cap Equity Fund		83,212,800	48,398,130	59,202,960
International Developed Markets Fund		771,424,135	656,314,873	645,079,120
Global Equity Fund		478,463,544	428,896,184	427,162,301
Emerging Markets Fund		173,472,873	224,839,668	293,896,228
Tax-Managed U. S. Large Cap Fund		161,777,050	47,778,350	32,819,215
Tax-Managed U. S. Mid & Small Cap Fund		1,367,940	5,803,510	—
Tax-Managed International Equity Fund		286,277,010	314,179,404	297,402,966
Global Opportunistic Credit Fund		657,548,365	536,608,684	353,247,337
Unconstrained Total Return Fund		315,120,006	382,007,290	347,973,838
Strategic Bond Fund		3,783,091,637	4,365,733,280	4,198,530,807
Investment Grade Bond Fund		434,755,237	437,466,912	500,354,401
Short Duration Bond Fund		162,071,351	223,930,512	168,613,792
Commodity Strategies Fund		198,642,200	458,509,107	470,684,992
Global Infrastructure Fund		28,146,979	31,056,384	28,447,172
Global Real Estate Securities Fund		52,504,217	46,542,124	26,485,778
Multi-Strategy Income Fund		769,135,893	1,101,406,226	1,063,923,052
Multi-Asset Growth Strategy Fund		1,305,745,045	1,904,222,843	2,632,320,056
Strategic Call Overwriting Fund		2,967,090	7,808,650	6,620,185
Multifactor U. S. Equity Fund		1,130,320	3,308,750	1,267,695
Multifactor International Equity Fund		71,050,377	54,214,264	195,887,129

496 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

As of July 31, 2018, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:

	Cash Collateral for Futures	Due to Broker
U. S. Defensive Equity Fund	$—	$1,500,000
U. S. Dynamic Equity Fund	600,000	200,000
International Developed Markets Fund	1,900,000	—
Global Equity Fund	950,000	—
Emerging Markets Fund	11,457,345	—
Global Opportunistic Credit Fund	400,000	500,000
Unconstrained Total Return Fund	300,000	—
Strategic Bond Fund	3,300,813	—
Short Duration Bond Fund	600,000	—
Commodity Strategies Fund	3,622,000	—
Global Real Estate Securities Fund	800,000	—
Multi-Strategy Income Fund	20,500,000	—
Multi-Asset Growth Strategy Fund	13,540,000	—

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies and Multi-Asset Growth Strategy Funds only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of July 31, 2018, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Emerging Markets Fund	$—	$900,000
Global Opportunistic Credit Fund	3,694,748	2,023,950

Notes to Quarterly Report 497

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

	Cash Collateral for Swaps	Due to Broker
Unconstrained Total Return Fund	—	431,351
Strategic Bond Fund	6,861,221	1,362,498
Short Duration Bond Fund	—	89,549
Tax-Exempt High Yield Bond Fund	77,464	—
Tax-Exempt Bond Fund	173,258	—
Commodity Strategies Fund	29,100,042	8,310,000
Multi-Strategy Income Fund	265,345,503	251,626,694
Multi-Asset Growth Strategy Fund	43,384,489	27,831,333
Strategic Call Overwriting Fund	167,838	—

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a
498 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended July 31, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

Notes to Quarterly Report 499

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018
Global Opportunistic Credit Fund	$106,726,345	$85,698,796	$38,016,100
Unconstrained Total Return Fund	60,747,000	79,475,000	83,364,000
Strategic Bond Fund	33,250,000	71,370,000	61,540,000
Short Duration Bond Fund	2,770,000	3,540,000	3,540,000
Multi-Strategy Income Fund	200,586,752	220,911,965	229,174,414
Multi-Asset Growth Strategy Fund	243,421,441	243,628,381	278,494,515

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended July 31, 2018, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Tax-Exempt Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018
Global Opportunistic Credit Fund	$19,739,182	$20,414,700	$14,984,049
Unconstrained Total Return Fund	396,352,800	473,823,800	481,141,900
Strategic Bond Fund	80,156,284	276,226,805	279,232,288
Tax-Exempt High Yield Bond Fund	23,590,000	26,980,000	30,210,000
Tax-Exempt Bond Fund	13,850,000	12,780,000	16,550,000
Multi-Strategy Income Fund	527,891,061	882,049,882	1,404,512,813
Multi-Asset Growth Strategy Fund	578,599,467	1,014,493,712	1,809,612,015

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

500 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Funds	Strategies
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018
Emerging Markets Fund	$30,172,310	$18,496,346	$37,882,682
Unconstrained Total Return Fund	30,895,976	29,811,583	28,641,718
Commodity Strategies Fund	982,215,189	693,463,991	660,486,570
Multi-Strategy Income Fund	43,301,562	41,501,086	39,651,329
Multi-Asset Growth Strategy Fund	51,187,155	53,012,447	97,051,857

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended July 31, 2018, the Funds did not enter into any currency swaps.

Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Notes to Quarterly Report 501

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of July 31, 2018, there were no unfunded loan commitments held by the Funds.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The U.S. Defensive Equity, U.S. Dynamic Equity and U.S. Strategic Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The
Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the

502 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). As of July 31, 2018, the U.S. Defensive Equity Fund held $65,901,398, the U.S. Dynamic Equity Fund held $3,321,618, the U.S. Strategic Equity Fund held $0 and the Multi-Asset
Growth Strategy Fund held $0 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived

Notes to Quarterly Report 503

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or

504 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Notes to Quarterly Report 505

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

As of July 31, 2018, the Funds had cash collateral balances in connection with TBAs as follows:

Cash Collateral for TBAs
Strategic Bond Fund	$5,988,225

Inflation-Indexed Bonds
The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund,
Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a "Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2018, net assets of the Commodity
Strategies Fund were $682,952,707 of which $131,282,980 or approximately 19.2% represents the Fund’s ownership of the shares its Subsidiary, and the net assets Multi-Asset Growth Strategy Fund were $2,392,813,796 of which $94,928,060 or approximately
4.0%, represents the Fund’s ownership of the shares of its Subsidiary.

The Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation

As of July 31, 2018, the market values of securities owned by the Cayman Commodity Strategies Fund Ltd. within the Consolidated
Schedule of investments were as follows:

Federal Home Loan Bank Discount Notes	$26,654,514
U. S. Cash Management Fund	$59,874,772
United States Treasury Bills	$16,845,820

506 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

United States Treasury Floating Rate Notes	$1,000,538

As of July 31, 2018, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:

U. S. Cash Management Fund	$83,743,471

4. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of July 31, 2018, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
5. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2018, the Funds had invested
$2,412,620,649 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $402,212,165 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
6. Federal Income Taxes
At July 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	U. S. Core Equity	U. S. Defensive	U. S. Dynamic
	Fund	Equity Fund	Equity Fund
Cost of Investments	$421,489,714	$422,813,841	$110,622,285
Unrealized Appreciation	$133,146,463	$111,300,087	$26,988,211
Unrealized Depreciation	(8,807,425)	(13,423,097)	(3,005,540)
Net Unrealized Appreciation (Depreciation)	$124,339,038	$97,876,990	$23,982,671

Notes to Quarterly Report 507

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

	U. S. Strategic		U. S. Mid Cap		U. S. Small Cap
	Equity Fund		Equity Fund		Equity Fund
Cost of Investments	$2,645,807,721		$158,814,670	$	$1,887,994,317
Unrealized Appreciation	$440,978,093		$23,065,529		$363,675,810
Unrealized Depreciation	(40,746,342)		(4,357,184)		(51,297,942)
Net Unrealized Appreciation (Depreciation)	$400,231,751		$18,708,345		$312,377,868
	International
	Developed		Global Equity		Emerging
	Markets Fund		Fund		Markets Fund
Cost of Investments	$3,016,043,514	$	1,508,175,211	$	1,994,152,048
Unrealized Appreciation	$101,597,725		$464,093,875		$362,493,735
Unrealized Depreciation	(65,331,990)		(43,218,747)		(88,874,722)
Net Unrealized Appreciation (Depreciation)	$36,265,735		$420,875,128		$273,619,013
	Tax-Managed		Tax-Managed		Tax-Managed
	U. S. Large Cap		U. S. Mid & Small		International
	Fund		Cap Fund		Equity Fund
Cost of Investments	$2,019,708,547		480,394,104	$	1,141,545,538
Unrealized Appreciation	$980,932,761		$240,107,658		$215,235,989
Unrealized Depreciation	(6,009,690)		(3,045,459)		(18,911,132)
Net Unrealized Appreciation (Depreciation)	$974,923,071		$237,062,199		$196,324,857
	Global		Unconstrained
	Opportunistic		Total Return		Strategic Bond
	Credit Fund		Fund		Fund
Cost of Investments	$704,694,781		$711,562,576	$	4,902,687,639
Unrealized Appreciation	$32,313,221		$35,060,044		$104,713,577
Unrealized Depreciation	(62,493,143)		(33,048,729)		(144,039,355)
Net Unrealized Appreciation (Depreciation)	$(30,179,922	) $	2,011,315		$(39,325,778)
	Investment
	Grade Bond		Short Duration		Tax-Exempt High
	Fund		Bond Fund		Yield Bond Fund
Cost of Investments	$1,159,034,453		$647,933,590		$691,494,308
Unrealized Appreciation	$3,915,614		$1,148,534	$	29,556,576
Unrealized Depreciation	(17,011,905)		(7,163,118)		(7,063,022)
Net Unrealized Appreciation (Depreciation)	$(13,096,291	) $	(6,014,584	) $	22,493,554
					Global
	Tax-Exempt		Commodity		Infrastructure
	Bond Fund		Strategies Fund		Fund
Cost of Investments	$2,316,347,057		$655,401,839		$636,213,895
Unrealized Appreciation	$36,382,024		$40,104,460	$	77,895,364
Unrealized Depreciation	(18,378,938)		(38,889,267)		(12,624,306)
Net Unrealized Appreciation (Depreciation)	$18,003,086		$1,215,193	$	65,271,058
	Global Real				Multi-Asset
	Estate Securities		Multi-Strategy		Growth Strategy
	Fund		Income Fund		Fund
Cost of Investments	$1,063,349,579		1,398,447,011	$	2,413,763,010
Unrealized Appreciation	$105,976,702		$58,665,185	$	71,139,516
Unrealized Depreciation	(9,008,439)		(45,158,587)		(47,328,329)
Net Unrealized Appreciation (Depreciation)	$96,968,263		$13,506,598	$	23,811,187
	Strategic Call				Multifactor
	Overwriting		Multifactor U. S.		International
	Fund		Equity Fund		Equity Fund
Cost of Investments	$56,141,016		$597,951,608		$767,360,741

508 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

	Strategic Call		Multifactor
	Overwriting	Multifactor U. S.	International
	Fund	Equity Fund	Equity Fund
Unrealized Appreciation	$45,809,833	$185,891,477	$101,467,934
Unrealized Depreciation	(1,527,161)	(12,765,831)	(24,338,957)
Net Unrealized Appreciation (Depreciation)	$44,282,672	$173,125,646	$77,128,977

7. Illiquid and Restricted Securities
No more than 15% of a Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’
duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section
4(a)(2) of the Securities Act; (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United
States government or its agencies and instrumentalities; (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations; and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days.

A restricted security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security or as an illiquid and restricted security.

8. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended July 31, 2018, the Funds had no unfunded loan commitments.

Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust (“AAT”),
etc., v. JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the Fund’s security interests not being properly perfected. The Fund denied liability and cross-claimed against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders. Discovery in the case in chief is closed, motion practice in that portion of the case is ongoing, and discovery with respect to the cross claims between the defense group and J.P. Morgan Chase Bank over defective UCC filings is underway. The parties and the Bankruptcy court agreed to suspend all proceedings related to cross-claims while the parties mediate this matter. Mediation commenced in February 2018. The parties conducted two additional mediation sessions as recently as July 2018. The AAT subsequently made a conditional settlement offer, which will be discussed by the defense group.

9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report except the following:

Effective September 12, 2018, the U.S. Core Equity Fund underwent the following changes:

- The Fund was renamed the Equity Income Fund.

- The Fund's investment objective was changed to "The Fund seeks to provide long term capital growth and current income."

Notes to Quarterly Report 509

Russell Investment Company

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

- The Fund now has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowing for investment purposes in equity securities.

- The Fund's investment strategy was changed to investing principally in common stocks of dividend-paying large and medium capitalization U.S. companies.

Effective January 1, 2019, the U.S. Defensive Equity Fund will undergo the following changes:

- The Fund will be renamed the Sustainable Equity Fund

- The Fund will have a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowing for investment purposes in equity securities.

- The Fund's investment strategy will change to pursuing a “sustainable” investment strategy that takes into account environmental, social and governance (“ESG”) considerations.

Please see the Supplement to the Fund's Prospectus dated September 19, 2018 for more information regarding these and related changes to the Fund.

On August 1, 2018, the Board declared dividends payable from net investment income for the funds that declared distributions monthly, as applicable. See Note 2. Dividends were paid on August 3, 2018, to shareholders of record effective with the opening of business on August 2, 2018.

On September 4, 2018, the Board declared dividends payable from net investment income for the funds that declared distributions monthly, as applicable. See Note 2. Dividends were paid on September 6, 2018, to shareholders of record effective with the opening of business on September 5, 2018.

510 Notes to Quarterly Report

Russell Investment Company

Shareholder Requests for Additional Information — July 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787¬7354; (ii)
at https://russellinvestments.com; (iii) at the Securities and Exchange Commission’s website at www.sec.gov: and (iv) also the Funds’ Form
N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and Advocacy (formerly, the
Public Reference Room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling 1-202-551-8090.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure
Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI
and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June
30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange
Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 511

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

[redacted]

Russell Investments

2018 QUARTERLY REPORT

LifePoints® Funds

July 31, 2018

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S

Russell Investment
Company

Russell Investment Company is a
series investment company with
32 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 5 of
these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2018 (Unaudited)

Table of Contents

Russell Investment Company – Lifepoints® Funds.

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 96.7%
Alternative - 5.6%
Commodity Strategies Fund Class Y	1,376,741		7,710
Global Infrastructure Fund Class Y	361,380		4,015
Global Real Estate Securities Fund Class Y	72,877		2,449
			14,174

Domestic Equities - 3.3%
Multifactor U. S. Equity Fund Class Y	362,343		5,001
U. S. Defensive Equity Fund Class Y	4,090		220
U. S. Dynamic Equity Fund Class Y	327,817		3,124
			8,345

Fixed Income - 57.9%
Global Opportunistic Credit Fund Class Y	265,974		2,545
Investment Grade Bond Fund Class Y	1,045,439		21,661
Short Duration Bond Fund Class Y	3,032,882		57,565
Strategic Bond Fund Class Y	4,270,962		44,375
Unconstrained Total Return Fund Class Y	2,039,317		20,414
			146,560

International Equities - 3.9%
Emerging Markets Fund Class Y	242,813		4,895
Multifactor International Equity Fund Class Y	476,625		4,895
			9,790

Multi-Asset - 26.0%
Multi-Strategy Income Fund Class Y	6,566,986		65,867

Total Investments in Affiliated Funds
(cost $235,559)			244,736

Short-Term Investments - 0.1%
U. S. Cash Management Fund (@)	189,226	(8)	189
Total Short-Term Investments
(cost $189)			189

Total Investments 96.8%
(identified cost $235,748)			244,925

Other Assets and Liabilities, Net - 3.2%			8,061
Net Assets - 100.0%			252,986

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	3	EUR	343	08/18	11
Australia 10 Year Bond Futures	28	AUD	3,619	09/18	32
CAC40 Euro Index Futures	23	EUR	1,267	08/18	29
Canada 10 Year Bond Futures	12	CAD	1,617	09/18	(17)
DAX Index Futures	3	EUR	961	09/18	(1)
Dow U. S. Real Estate Index Futures	33	USD	1,061	09/18	33
EURO STOXX 50 Index Futures	21	EUR	740	09/18	21
FTSE/MIB Index Futures	2	EUR	222	09/18	11
IBEX 35 Index Futures	3	EUR	296	08/18	7
OMXS30 Index Futures	17	SEK	2,750	08/18	11
Russell 1000 E-Mini Index Futures	2	USD	156	09/18	1
S&P 400 E-Mini Index Futures	2	USD	397	09/18	(3)
TOPIX Index Futures	5	JPY	87,401	09/18	(10)
United States 10 Year Treasury Note Futures	42	USD	5,015	09/18	10
Short Positions
Euro-Bund Futures	19	EUR	3,070	09/18	(3)
FTSE 100 Index Futures	7	GBP	539	09/18	(5)
Hang Seng Index Futures	1	HKD	1,422	08/18	3
Long Gilt Futures	24	GBP	2,944	09/18	(23)
MSCI Emerging Markets Mini Index Futures	21	USD	1,151	09/18	11
MSCI Singapore Index Futures	2	SGD	74	08/18	—
NASDAQ 100 E-Mini Index Futures	12	USD	1,739	09/18	(14)
Russell 2000 E-Mini Index Futures	10	USD	836	09/18	2
S&P 500 E-Mini Index Futures	10	USD	1,409	09/18	(17)
SPI 200 Index Futures	3	AUD	466	09/18	(7)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					82

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	350	USD	266	09/19/18	7
Bank of Montreal	CAD	298	USD	230	09/19/18	1
Bank of Montreal	CHF	199	USD	204	09/19/18	2
Bank of Montreal	EUR	1,011	USD	1,202	09/19/18	15
Bank of Montreal	GBP	494	USD	664	09/19/18	14
Bank of Montreal	HKD	1,087	USD	139	09/19/18	—
Bank of Montreal	JPY	112,513	USD	1,030	09/19/18	21
Bank of Montreal	SEK	1,013	USD	118	09/19/18	2
Bank of Montreal	SGD	43	USD	33	09/19/18	1
Brown Brothers Harriman	EUR	236	USD	276	08/28/18	—
Brown Brothers Harriman	ILS	1,544	USD	427	08/28/18	6
Citibank	CHF	1,123	USD	1,131	08/28/18	(5)
Commonwealth Bank of Australia	USD	424	CAD	558	08/28/18	5
Commonwealth Bank of Australia	USD	572	NOK	4,633	08/28/18	(3)
Commonwealth Bank of Australia	AUD	401	USD	296	08/28/18	(1)
Commonwealth Bank of Australia	AUD	350	USD	266	09/19/18	7
Commonwealth Bank of Australia	CAD	298	USD	230	09/19/18	1
Commonwealth Bank of Australia	CHF	199	USD	204	09/19/18	2
Commonwealth Bank of Australia	EUR	1,011	USD	1,201	09/19/18	14
Commonwealth Bank of Australia	GBP	494	USD	664	09/19/18	14
Commonwealth Bank of Australia	HKD	1,087	USD	139	09/19/18	—
Commonwealth Bank of Australia	JPY	112,513	USD	1,031	09/19/18	22
Commonwealth Bank of Australia	NZD	438	USD	298	08/28/18	(1)
Commonwealth Bank of Australia	SEK	1,013	USD	118	09/19/18	2
Commonwealth Bank of Australia	SGD	43	USD	33	09/19/18	1
Royal Bank of Canada	AUD	350	USD	266	09/19/18	6

See accompanying notes which are an integral part of this quarterly report.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	CAD	298	USD	230	09/19/18	1
Royal Bank of Canada	CHF	199	USD	204	09/19/18	2
Royal Bank of Canada	EUR	1,011	USD	1,201	09/19/18	14
Royal Bank of Canada	GBP	494	USD	663	09/19/18	14
Royal Bank of Canada	HKD	1,087	USD	139	09/19/18	—
Royal Bank of Canada	JPY	112,513	USD	1,029	09/19/18	19
Royal Bank of Canada	SEK	1,013	USD	118	09/19/18	2
Royal Bank of Canada	SGD	43	USD	33	09/19/18	1
State Street	CNY	13,090	USD	2,031	09/19/18	108
State Street	KRW	1,132,010	USD	1,056	09/19/18	38
State Street	TWD	30,050	USD	1,015	09/19/18	29
Westpac	USD	1,420	JPY	159,547	08/28/18	9
Westpac	SEK	15,018	USD	1,710	08/28/18	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						369

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,000	(1.000%)(2)	06/20/23	77	42	119
CDX NA Investment Grade
Index	Bank of America	Sell	USD	4,000	1.000%(2)	06/20/23	66	10	76
Total Open Credit Indices Contracts (å)							143	52	195

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$244,736	$—	$—	$—	$244,736
Short-Term Investments	—	—	—	189	189
Total Investments	244,736	—	—	189	244,925

Other Financial Instruments
Assets
Futures Contracts	182	—	—	—	182
Foreign Currency Exchange Contracts	—	380	—	—	380
Credit Default Swap Contracts	—	195	—	—	195
Liabilities
Futures Contracts	(100)	—	—	—	(100)
Foreign Currency Exchange Contracts	—	(11)	—	—	(11)
Total Other Financial Instruments*	$82	$564	$—	$—	$646

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

6 Conservative Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 95.6%
Alternative - 5.8%
Commodity Strategies Fund Class Y		2,212,023		12,388
Global Infrastructure Fund Class Y		648,739		7,207
Global Real Estate Securities Fund Class Y		170,765		5,739
				25,334

Domestic Equities - 9.2%
Multifactor U. S. Equity Fund Class Y		490,171		6,764
U. S. Defensive Equity Fund Class Y		4,640		250
U. S. Dynamic Equity Fund Class Y		100,210		955
U. S. Small Cap Equity Fund Class Y		925,957		31,890
				39,859

Fixed Income - 47.6%
Global Opportunistic Credit Fund Class Y		2,829,177		27,075
Investment Grade Bond Fund Class Y		2,491,712		51,628
Strategic Bond Fund Class Y		8,967,019		93,168
Unconstrained Total Return Fund Class Y		3,482,002		34,855
				206,726

International Equities - 18.8%
Emerging Markets Fund Class Y		1,335,259		26,919
Global Equity Fund Class Y		2,693,009		29,892
Multifactor International Equity Fund Class Y		2,436,025		25,018
				81,829

Multi-Asset - 14.2%
Multi-Strategy Income Fund Class Y		6,147,628		61,661

Total Investments in Affiliated Funds
(cost $381,704)				415,409

Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Merrill Lynch Sep 2018 2,725.00 Call (132)	USD	35,970	(ÿ)	1,522
Total Options Purchased
(cost $1,151)				1,522

Short-Term Investments - 0.1%
U. S. Cash Management Fund(@)		290,286	(8)	290
Total Short-Term Investments
(cost $290)				290

Total Investments 96.0%
(identified cost $383,145)				417,221

Other Assets and Liabilities, Net - 4.0%				17,511
Net Assets - 100.0%				434,732

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 7

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	26	EUR	2,970	08/18	95
Australia 10 Year Bond Futures	46	AUD	5,944	09/18	55
CAC40 Euro Index Futures	160	EUR	8,816	08/18	202
Canada 10 Year Bond Futures	19	CAD	2,561	09/18	(27)
DAX Index Futures	23	EUR	7,368	09/18	(10)
Dow U. S. Real Estate Index Futures	174	USD	5,596	09/18	177
EURO STOXX 50 Index Futures	153	EUR	5,393	09/18	150
FTSE/MIB Index Futures	18	EUR	1,997	09/18	95
Hang Seng Index Futures	2	HKD	2,843	08/18	(6)
IBEX 35 Index Futures	25	EUR	2,469	08/18	58
MSCI EAFE Mini Index Futures	65	USD	6,514	09/18	(27)
MSCI Emerging Markets Mini Index Futures	49	USD	2,686	09/18	(79)
MSCI Singapore Index Futures	34	SGD	1,254	08/18	(6)
OMXS30 Index Futures	119	SEK	19,251	08/18	80
S&P/TSX 60 Index Futures	10	CAD	1,957	09/18	38
TOPIX Index Futures	45	JPY	786,600	09/18	(92)
United States 2 Year Treasury Note Futures	134	USD	28,324	09/18	(51)
United States 10 Year Treasury Note Futures	68	USD	8,121	09/18	19
Short Positions
Euro-Bund Futures	30	EUR	4,847	09/18	(8)
FTSE 100 Index Futures	20	GBP	1,541	09/18	(15)
Long Gilt Futures	40	GBP	4,907	09/18	(33)
NASDAQ 100 E-Mini Index Futures	53	USD	7,679	09/18	(64)
Russell 1000 E-Mini Index Futures	5	USD	390	09/18	(5)
Russell 2000 E-Mini Index Futures	281	USD	23,497	09/18	82
S&P 400 E-Mini Index Futures	3	USD	596	09/18	1
S&P 500 E-Mini Index Futures	50	USD	7,043	09/18	(105)
S&P Financial Select Sector Index Futures	107	USD	9,205	09/18	12
SPI 200 Index Futures	4	AUD	622	09/18	(10)
United States 5 Year Treasury Note Futures	127	USD	14,368	09/18	—
United States 10 Year Treasury Note Futures	41	USD	4,896	09/18	(15)
United States Long Bond Futures	5	USD	715	09/18	(5)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					506

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	1	40.75	USD	250	09/28/18	(61)
S&P 500 Index	Goldman Sachs	Put	44	2,250.00	USD	9,900	09/28/18	(13)
Total Liability for Options Written (premiums received $355)								(74)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	218	AUD	286	09/19/18	(5)
Bank of Montreal	USD	273	EUR	230	09/19/18	(4)
Bank of Montreal	USD	207	MXN	4,315	09/19/18	24
Bank of Montreal	CAD	7	USD	5	09/19/18	—
Bank of Montreal	CHF	553	USD	566	09/19/18	5
Bank of Montreal	GBP	1,081	USD	1,453	09/19/18	32
Bank of Montreal	HKD	4,063	USD	519	09/19/18	—
Bank of Montreal	JPY	33,466	USD	306	09/19/18	6
Bank of Montreal	SEK	1,384	USD	161	09/19/18	3

See accompanying notes which are an integral part of this quarterly report.

8 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	SGD	120	USD	90	09/19/18	2
Bank of Montreal	ZAR	1,995	USD	150	09/19/18	(1)
Brown Brothers Harriman	EUR	404	USD	474	08/28/18	1
Brown Brothers Harriman	ILS	2,650	USD	732	08/28/18	9
Citibank	CHF	1,927	USD	1,941	08/28/18	(9)
Citibank	RUB	83,270	USD	1,312	09/19/18	(15)
Commonwealth Bank of Australia	USD	727	CAD	958	08/28/18	8
Commonwealth Bank of Australia	USD	981	NOK	7,950	08/28/18	(5)
Commonwealth Bank of Australia	AUD	687	USD	508	08/28/18	(2)
Commonwealth Bank of Australia	NZD	752	USD	511	08/28/18	(1)
Royal Bank of Canada	USD	218	AUD	286	09/19/18	(5)
Royal Bank of Canada	USD	273	EUR	230	09/19/18	(3)
Royal Bank of Canada	USD	207	MXN	4,315	09/19/18	23
Royal Bank of Canada	CAD	7	USD	5	09/19/18	—
Royal Bank of Canada	CHF	553	USD	566	09/19/18	5
Royal Bank of Canada	GBP	1,081	USD	1,452	09/19/18	30
Royal Bank of Canada	HKD	4,063	USD	519	09/19/18	—
Royal Bank of Canada	JPY	33,466	USD	306	09/19/18	6
Royal Bank of Canada	SEK	1,384	USD	161	09/19/18	3
Royal Bank of Canada	SGD	120	USD	90	09/19/18	2
Royal Bank of Canada	ZAR	1,995	USD	150	09/19/18	(1)
State Street	CNY	21,610	USD	3,354	09/19/18	180
State Street	INR	27,980	USD	410	09/19/18	4
State Street	KRW	6,606,860	USD	6,161	09/19/18	223
State Street	TWD	125,440	USD	4,238	09/19/18	122
Westpac	USD	2,437	JPY	273,802	08/28/18	16
Westpac	SEK	25,773	USD	2,935	08/28/18	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						651

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
			Notional			Termination	(Received)		(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty		Amount	Terms		Date	$		$	$
Short
S&P 500 Total Return Index	Barclays	USD	49,737	3 Month LIBOR + 0.090%(2)		09/19/18	—		(784)	(784)
Total Open Total Return Swap Contracts (å)							—		(784)	(784)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
									Unrealized
					Fund (Pays)/		Premiums		Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)		(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection		Notional Amount	Fixed Rate	Date		$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	8,000	(1.000%)(2)	06/20/23		155	84		239
CDX NA High Yield Index	Bank of America	Purchase	USD	8,700	(5.000%)(2)	06/20/23		(496)	(118)		(614)
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	16,000	(1.000%)(2)	06/20/23		(285)	(17)		(302)
Total Open Credit Indices Contracts (å)								(626)	(51)		(677)

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 9

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$415,409	$—	$—	$—	$415,409
Options Purchased	1,522	—	—	—	1,522
Short-Term Investments	—	—	—	290	290
Total Investments	416,931	—	—	290	417,221
Other Financial Instruments
Assets
Futures Contracts	1,064	—	—	—	1,064
Foreign Currency Exchange Contracts	—	704	—	—	704
Credit Default Swap Contracts	—	239	—	—	239
Liabilities
Futures Contracts	(558)	—	—	—	(558)
Options Written	(74)	—	—	—	(74)
Foreign Currency Exchange Contracts	—	(53)	—	—	(53)
Total Return Swap Contracts	—	(784)	—	—	(784)
Credit Default Swap Contracts	—	(916)	—	—	(916)
Total Other Financial Instruments*	$432	$(810)	$—	$—	$(378)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

10 Moderate Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Affiliated Funds - 95.0%
Alternative - 6.6%
Commodity Strategies Fund Class Y		10,437,763		58,451
Global Infrastructure Fund Class Y		3,167,421		35,190
Global Real Estate Securities Fund Class Y		901,860		30,312
				123,953

Domestic Equities - 9.5%
Multifactor U. S. Equity Fund Class Y		1,933,455		26,682
U. S. Defensive Equity Fund Class Y		649,742		34,995
U. S. Dynamic Equity Fund Class Y		1,417,245		13,506
U. S. Small Cap Equity Fund Class Y		2,959,263		101,917
				177,100

Fixed Income - 33.1%
Global Opportunistic Credit Fund Class Y		7,591,189		72,648
Strategic Bond Fund Class Y		40,344,152		419,175
Unconstrained Total Return Fund Class Y		12,816,559		128,294
				620,117

International Equities - 38.0%
Emerging Markets Fund Class Y		7,154,555		144,236
Global Equity Fund Class Y		29,957,185		332,525
Multifactor International Equity Fund Class Y		22,753,588		233,679
				710,440

Multi-Asset - 7.8%
Multi-Strategy Income Fund Class Y		14,642,031		146,860

Total Investments in Affiliated Funds
(cost $1,600,672)				1,778,470

Options Purchased - 1.4%
(Number of Contracts)
S&P 500 Index
Merrill Lynch Sep 2018 2,725.00 Call (2,317)	USD	631,383	(ÿ)	26,715
Total Options Purchased
(cost $20,203)				26,715

Short-Term Investments - 0.1%
U. S. Cash Management Fund (@)		2,394,149	(8)	2,394
Total Short-Term Investments
(cost $2,394)				2,394

Total Investments 96.5%
(identified cost $1,623,269)				1,807,579

Other Assets and Liabilities, Net - 3.5%				65,904
Net Assets - 100.0%				1,873,483

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 11

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	134	EUR	15,305	08/18	490
Australia 10 Year Bond Futures	342	AUD	44,189	09/18	405
CAC40 Euro Index Futures	808	EUR	44,521	08/18	1,013
Canada 10 Year Bond Futures	147	CAD	19,811	09/18	(209)
DAX Index Futures	119	EUR	38,123	09/18	(52)
Dow U. S. Real Estate Index Futures	1,061	USD	34,122	09/18	1,079
EURO STOXX 50 Index Futures	772	EUR	27,213	09/18	757
FTSE/MIB Index Futures	94	EUR	10,427	09/18	497
IBEX 35 Index Futures	128	EUR	12,642	08/18	298
MSCI Emerging Markets Mini Index Futures	11	USD	603	09/18	(20)
OMXS30 Index Futures	598	SEK	96,742	08/18	402
TOPIX Index Futures	263	JPY	4,597,241	09/18	(541)
United States 2 Year Treasury Note Futures	446	USD	94,274	09/18	(168)
United States 10 Year Treasury Note Futures	517	USD	61,742	09/18	146
Short Positions
Euro-Bund Futures	231	EUR	37,325	09/18	(73)
FTSE 100 Index Futures	267	GBP	20,567	09/18	(202)
Hang Seng Index Futures	15	HKD	21,323	08/18	43
Long Gilt Futures	297	GBP	36,436	09/18	(266)
MSCI Singapore Index Futures	20	SGD	738	08/18	2
NASDAQ 100 E-Mini Index Futures	327	USD	47,381	09/18	(392)
Russell 1000 E-Mini Index Futures	39	USD	3,044	09/18	(38)
S&P 400 E-Mini Index Futures	20	USD	3,972	09/18	42
S&P 500 E-Mini Index Futures	413	USD	58,173	09/18	(790)
S&P Financial Select Sector Index Futures	295	USD	25,377	09/18	33
S&P/TSX 60 Index Futures	29	CAD	5,675	09/18	(109)
SPI 200 Index Futures	169	AUD	26,271	09/18	(402)
United States 5 Year Treasury Note Futures	309	USD	34,956	09/18	(1)
United States 10 Year Treasury Note Futures	136	USD	16,241	09/18	(49)
United States Long Bond Futures	13	USD	1,859	09/18	(13)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,882

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	1	40.75	USD	2,851	09/28/18	(687)
S&P 500 Index	Goldman Sachs	Put	772	2,250.00	USD	173,700	09/28/18	(234)
Total Liability for Options Written (premiums received $4,973)								(921)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount	Settlement	(Depreciation)
Counterparty		Sold		Bought	Date	$
Bank of Montreal	AUD	6,736	USD	5,133	09/19/18	127
Bank of Montreal	CAD	2,821	USD	2,176	09/19/18	6
Bank of Montreal	EUR	7,746	USD	9,208	09/19/18	118
Bank of Montreal	GBP	4,221	USD	5,674	09/19/18	123
Bank of Montreal	JPY	321,651	USD	2,945	09/19/18	59
Brown Brothers Harriman	EUR	3,495	USD	4,100	08/28/18	5
Brown Brothers Harriman	ILS	22,906	USD	6,328	08/28/18	80
Citibank	CHF	16,650	USD	16,773	08/28/18	(77)
Citibank	RUB	502,590	USD	7,917	09/19/18	(88)

See accompanying notes which are an integral part of this quarterly report.

12 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount	Settlement	(Depreciation)
Counterparty		Sold		Bought	Date	$
Commonwealth Bank of Australia	USD	6,285	CAD	8,275	08/28/18	79
Commonwealth Bank of Australia	USD	8,478	NOK	68,707	08/28/18	(45)
Commonwealth Bank of Australia	AUD	5,941	USD	4,394	08/28/18	(21)
Commonwealth Bank of Australia	AUD	6,736	USD	5,133	09/19/18	127
Commonwealth Bank of Australia	CAD	2,821	USD	2,176	09/19/18	6
Commonwealth Bank of Australia	EUR	7,746	USD	9,199	09/19/18	110
Commonwealth Bank of Australia	GBP	4,221	USD	5,674	09/19/18	123
Commonwealth Bank of Australia	JPY	321,651	USD	2,947	09/19/18	61
Commonwealth Bank of Australia	NZD	6,496	USD	4,415	08/28/18	(13)
Royal Bank of Canada	AUD	6,736	USD	5,127	09/19/18	122
Royal Bank of Canada	CAD	2,821	USD	2,177	09/19/18	7
Royal Bank of Canada	EUR	7,746	USD	9,196	09/19/18	106
Royal Bank of Canada	GBP	4,221	USD	5,668	09/19/18	117
Royal Bank of Canada	JPY	321,651	USD	2,942	09/19/18	56
State Street	USD	1,365	CHF	1,333	09/19/18	(13)
State Street	USD	2,111	MXN	44,160	09/19/18	240
State Street	USD	4,944	NOK	39,620	09/19/18	(77)
State Street	BRL	40,640	USD	10,801	09/19/18	30
State Street	CNY	131,070	USD	20,340	09/19/18	1,089
State Street	HKD	50,266	USD	6,416	09/19/18	5
State Street	INR	311,930	USD	4,571	09/19/18	43
State Street	KRW	43,994,090	USD	41,028	09/19/18	1,480
State Street	SEK	19,541	USD	2,273	09/19/18	42
State Street	SGD	7,834	USD	5,879	09/19/18	119
State Street	TRY	14,100	USD	2,995	09/19/18	192
State Street	TWD	611,760	USD	20,668	09/19/18	596
State Street	ZAR	37,840	USD	2,843	09/19/18	(13)
UBS	AUD	6,736	USD	5,128	09/19/18	122
UBS	CAD	2,821	USD	2,177	09/19/18	7
UBS	EUR	7,746	USD	9,197	09/19/18	108
UBS	GBP	4,221	USD	5,668	09/19/18	117
UBS	JPY	321,651	USD	2,942	09/19/18	56
Westpac	USD	21,058	JPY	2,366,250	08/28/18	140
Westpac	AUD	6,736	USD	5,128	09/19/18	122
Westpac	CAD	2,821	USD	2,177	09/19/18	7
Westpac	EUR	7,746	USD	9,200	09/19/18	110
Westpac	GBP	4,221	USD	5,670	09/19/18	120
Westpac	JPY	321,651	USD	2,943	09/19/18	57
Westpac	SEK	222,736	USD	25,364	08/28/18	(16)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						5,871

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 436,512	3 Month LIBOR + 0.090%(2)	09/19/18	—	(6,880)	(6,880)
Total Open Total Return Swap Contracts (å)					—	(6,880)	(6,880)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 13

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging
Markets Index	Bank of America	Purchase	USD	25,700	(1.000%)(2)	06/20/23	498	271	769
CDX NA High Yield
Index	Bank of America	Sell	USD	100	5.000%(2)	06/20/23	6	1	7
CDX NA Investment
Grade Index	Bank of America	Purchase	USD	40,500	(1.000%)(2)	06/20/23	(722)	(43)	(765)
Total Open Credit Indices Contracts (å)							(218)	229	11

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$1,778,470	$—	$—	$—	$1,778,470
Options Purchased	26,715	—	—	—	26,715
Short-Term Investments	—	—	—	2,394	2,394
Total Investments	1,805,185	—	—	2,394	1,807,579
Other Financial Instruments
Assets
Futures Contracts	5,207	—	—	—	5,207
Foreign Currency Exchange Contracts	—	6,234	—	—	6,234
Credit Default Swap Contracts	—	776	—	—	776
Liabilities
Futures Contracts	(3,325)	—	—	—	(3,325)
Options Written	(921)	—	—	—	(921)
Foreign Currency Exchange Contracts	—	(363)	—	—	(363)
Total Return Swap Contracts	—	(6,880)	—	—	(6,880)
Credit Default Swap Contracts	—	(765)	—	—	(765)
Total Other Financial Instruments*	$961	$(998)	$—	$—	$(37)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

14 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — July 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Affiliated Funds - 94.6%
Alternative - 7.3%
Commodity Strategies Fund Class Y		6,689,213		37,459
Global Infrastructure Fund Class Y		2,152,344		23,913
Global Real Estate Securities Fund Class Y		1,043,043		35,057
				96,429

Domestic Equities - 28.1%
Multifactor U. S. Equity Fund Class Y		8,369,516		115,499
U. S. Defensive Equity Fund Class Y		1,161,190		62,542
U. S. Dynamic Equity Fund Class Y		4,773,749		45,494
U. S. Small Cap Equity Fund Class Y		4,277,831		147,328
				370,863

Fixed Income - 17.2%
Global Opportunistic Credit Fund Class Y		1,600,314		15,315
Strategic Bond Fund Class Y		6,198,645		64,404
Unconstrained Total Return Fund Class Y		14,706,611		147,213
				226,932

International Equities - 42.0%
Emerging Markets Fund Class Y		4,983,200		100,461
Global Equity Fund Class Y		20,638,133		229,084
Multifactor International Equity Fund Class Y		21,832,931		224,224
				553,769

Total Investments in Affiliated Funds
(cost $1,085,052)				1,247,993

Options Purchased - 1.4%
(Number of Contracts)
S&P 500 Index
Merrill Lynch Sep 2018 2,725.00 Call (1,559)	USD	424,828	(ÿ)	17,975
Total Options Purchased
(cost $13,594)				17,975

Short-Term Investments - 0.1%
U. S. Cash Management Fund (@)		1,633,888	(8)	1,634
Total Short-Term Investments
(cost $1,634)				1,634

Total Investments 96.1%
(identified cost $1,100,280)				1,267,602

Other Assets and Liabilities, Net - 3.9%				51,808
Net Assets - 100.0%				1,319,410

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 15

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	82	EUR	9,366	08/18	300
Australia 10 Year Bond Futures	227	AUD	29,330	09/18	269
CAC40 Euro Index Futures	496	EUR	27,330	08/18	623
Canada 10 Year Bond Futures	97	CAD	13,073	09/18	(138)
DAX Index Futures	75	EUR	24,027	09/18	(32)
Dow U. S. Real Estate Index Futures	586	USD	18,846	09/18	597
EURO STOXX 50 Index Futures	466	EUR	16,427	09/18	456
FTSE/MIB Index Futures	58	EUR	6,434	09/18	307
IBEX 35 Index Futures	80	EUR	7,901	08/18	186
MSCI EAFE Mini Index Futures	106	USD	10,623	09/18	(43)
MSCI Emerging Markets Mini Index Futures	133	USD	7,290	09/18	(220)
OMXS30 Index Futures	359	SEK	58,077	08/18	242
S&P 500 E-Mini Index Futures	57	USD	8,029	09/18	117
TOPIX Index Futures	201	JPY	3,513,479	09/18	(413)
United States 2 Year Treasury Note Futures	351	USD	74,193	09/18	(130)
United States 5 Year Treasury Note Futures	260	USD	29,413	09/18	(1)
United States 10 Year Treasury Note Futures	901	USD	107,599	09/18	258
United States Long Bond Futures	12	USD	1,716	09/18	11
Short Positions
Euro-Bund Futures	154	EUR	24,883	09/18	(49)
FTSE 100 Index Futures	264	GBP	20,336	09/18	(200)
Hang Seng Index Futures	15	HKD	21,323	08/18	43
Long Gilt Futures	197	GBP	24,168	09/18	(174)
MSCI Singapore Index Futures	64	SGD	2,361	08/18	8
NASDAQ 100 E-Mini Index Futures	221	USD	32,022	09/18	(265)
Russell 1000 E-Mini Index Futures	54	USD	4,214	09/18	(52)
Russell 2000 E-Mini Index Futures	410	USD	34,284	09/18	120
S&P 400 E-Mini Index Futures	30	USD	5,958	09/18	62
S&P 500 E-Mini Index Futures	642	USD	90,430	09/18	(1,235)
S&P Financial Select Sector Index Futures	95	USD	8,172	09/18	10
S&P/TSX 60 Index Futures	26	CAD	5,088	09/18	(98)
SPI 200 Index Futures	141	AUD	21,918	09/18	(336)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					223

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	1	40.75	USD	1,919	09/28/18	(463)
S&P 500 Index	Goldman Sachs	Put	520	2,250.00	USD	117,000	09/28/18	(157)
Total Liability for Options Written (premiums received $3,349)								(620)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	4,555	USD	3,471	09/19/18	86
Bank of Montreal	CAD	2,732	USD	2,108	09/19/18	6
Bank of Montreal	CHF	1,415	USD	1,448	09/19/18	14
Bank of Montreal	EUR	7,569	USD	8,998	09/19/18	115
Bank of Montreal	GBP	5,254	USD	7,062	09/19/18	153
Bank of Montreal	JPY	338,199	USD	3,096	09/19/18	62
Brown Brothers Harriman	EUR	2,329	USD	2,732	08/28/18	3
Brown Brothers Harriman	ILS	15,261	USD	4,216	08/28/18	54
Citibank	CHF	11,093	USD	11,175	08/28/18	(52)

See accompanying notes which are an integral part of this quarterly report.

16 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	RUB	303,330	USD	4,778	09/19/18	(53)
Commonwealth Bank of Australia	USD	4,187	CAD	5,513	08/28/18	53
Commonwealth Bank of Australia	USD	5,648	NOK	45,777	08/28/18	(30)
Commonwealth Bank of Australia	AUD	3,958	USD	2,928	08/28/18	(14)
Commonwealth Bank of Australia	AUD	4,555	USD	3,471	09/19/18	86
Commonwealth Bank of Australia	CAD	2,732	USD	2,107	09/19/18	6
Commonwealth Bank of Australia	CHF	1,415	USD	1,449	09/19/18	14
Commonwealth Bank of Australia	EUR	7,569	USD	8,989	09/19/18	107
Commonwealth Bank of Australia	GBP	5,254	USD	7,063	09/19/18	153
Commonwealth Bank of Australia	JPY	338,199	USD	3,098	09/19/18	64
Commonwealth Bank of Australia	NZD	4,328	USD	2,942	08/28/18	(8)
Royal Bank of Canada	AUD	4,555	USD	3,467	09/19/18	82
Royal Bank of Canada	CAD	2,732	USD	2,109	09/19/18	7
Royal Bank of Canada	CHF	1,415	USD	1,448	09/19/18	13
Royal Bank of Canada	EUR	7,569	USD	8,986	09/19/18	104
Royal Bank of Canada	GBP	5,254	USD	7,055	09/19/18	145
Royal Bank of Canada	JPY	338,199	USD	3,093	09/19/18	59
State Street	CNY	85,360	USD	13,246	09/19/18	710
State Street	HKD	24,776	USD	3,163	09/19/18	3
State Street	KRW	27,737,920	USD	25,868	09/19/18	932
State Street	MXN	7,760	USD	371	09/19/18	(42)
State Street	SEK	12,251	USD	1,425	09/19/18	27
State Street	SGD	1,346	USD	1,010	09/19/18	20
State Street	TWD	501,900	USD	16,956	09/19/18	489
State Street	ZAR	8,880	USD	667	09/19/18	(3)
UBS	AUD	4,555	USD	3,468	09/19/18	82
UBS	CAD	2,732	USD	2,108	09/19/18	7
UBS	CHF	1,415	USD	1,447	09/19/18	13
UBS	EUR	7,569	USD	8,987	09/19/18	105
UBS	GBP	5,254	USD	7,055	09/19/18	146
UBS	JPY	338,199	USD	3,093	09/19/18	59
Westpac	USD	14,030	JPY	1,576,551	08/28/18	93
Westpac	AUD	4,555	USD	3,468	09/19/18	83
Westpac	CAD	2,732	USD	2,109	09/19/18	7
Westpac	CHF	1,415	USD	1,448	09/19/18	14
Westpac	EUR	7,569	USD	8,990	09/19/18	107
Westpac	GBP	5,254	USD	7,058	09/19/18	149
Westpac	JPY	338,199	USD	3,094	09/19/18	60
Westpac	SEK	148,401	USD	16,899	08/28/18	(11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						4,279

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 293,610	3 Month LIBOR + 0.090%(2)	09/19/18	—	(4,628)	(4,628)
Total Open Total Return Swap Contracts (å)					—	(4,628)	(4,628)

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 17

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2018 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield
Index	Bank of America	Purchase	USD	38,900	(5.000%)(2)	06/20/23	(2,215)	(529)	(2,744)
CDX NA Investment
Grade Index	Bank of America	Sell	USD	23,400	1.000%(2)	06/20/23	384	58	442
Total Open Credit Indices Contracts (å)							(1,831)	(471)	(2,302)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$1,247,993	$—	$—	$—	$1,247,993
Options Purchased	17,975	—	—	—	17,975
Short-Term Investments	—	—	—	1,634	1,634
Total Investments	1,265,968	—	—	1,634	1,267,602
Other Financial Instruments
Assets
Futures Contracts	3,609	—	—	—	3,609
Foreign Currency Exchange Contracts	—	4,492	—	—	4,492
Credit Default Swap Contracts	—	442	—	—	442
Liabilities
Futures Contracts	(3,386)	—	—	—	(3,386)
Options Written	(620)	—	—	—	(620)
Foreign Currency Exchange Contracts	—	(213)	—	—	(213)
Total Return Swap Contracts	—	(4,628)	—	—	(4,628)
Credit Default Swap Contracts	—	(2,744)	—	—	(2,744)
Total Other Financial Instruments*	$(397)	$(2,651)	$—	$—	$(3,048)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

18 Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Affiliated Funds - 94.2%
Alternative - 6.2%
Commodity Strategies Fund Class Y		2,944,406		16,488
Global Infrastructure Fund Class Y		1,103,937		12,265
Global Real Estate Securities Fund Class Y		227,545		7,648
				36,401

Domestic Equities - 31.8%
Multifactor U. S. Equity Fund Class Y		2,381,704		32,868
U. S. Defensive Equity Fund Class Y		764,499		41,176
U. S. Dynamic Equity Fund Class Y		3,180,719		30,312
U. S. Small Cap Equity Fund Class Y		2,389,846		82,306
				186,662

Fixed Income - 8.2%
Global Opportunistic Credit Fund Class Y		482,425		4,617
Unconstrained Total Return Fund Class Y		4,371,462		43,758
				48,375

International Equities – 48.0%
Emerging Markets Fund Class Y		2,960,719		59,688
Global Equity Fund Class Y		10,795,985		119,835
Multifactor International Equity Fund Class Y		9,938,422		102,068
				281,591

Total Investments in Affiliated Funds
(cost $506,422)				553,029

Options Purchased - 1.3%
(Number of Contracts)
S&P 500 Index
Merrill Lynch Sep 2018 2,725.00 Call (684)	USD	186,390	(ÿ)	7,886
Total Options Purchased
(cost $5,965)				7,886

Short-Term Investments - 0.2%
U. S. Cash Management Fund(@)		1,012,768	(8)	1,013
Total Short-Term Investments
(cost $1,013)				1,013

Total Investments 95.7%
(identified cost $513,400)				561,928

Other Assets and Liabilities, Net - 4.3%				25,218
Net Assets - 100.0%				587,146

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 19

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	53	EUR	6,054	08/18	194
Australia 10 Year Bond Futures	153	AUD	19,769	09/18	181
CAC40 Euro Index Futures	324	EUR	17,852	08/18	407
Canada 10 Year Bond Futures	67	CAD	9,030	09/18	(95)
DAX Index Futures	47	EUR	15,057	09/18	(21)
Dow U. S. Real Estate Index Futures	541	USD	17,399	09/18	551
EURO STOXX 50 Index Futures	308	EUR	10,857	09/18	302
FTSE/MIB Index Futures	37	EUR	4,104	09/18	196
IBEX 35 Index Futures	51	EUR	5,037	08/18	119
MSCI EAFE Mini Index Futures	74	USD	7,416	09/18	(30)
OMXS30 Index Futures	237	SEK	38,341	08/18	159
Russell 1000 E-Mini Index Futures	1	USD	78	09/18	1
TOPIX Index Futures	146	JPY	2,552,081	09/18	(301)
United States 2 Year Treasury Note Futures	113	USD	23,885	09/18	(43)
United States 10 Year Treasury Note Futures	234	USD	27,945	09/18	59
Short Positions
Euro-Bund Futures	104	EUR	16,804	09/18	(29)
FTSE 100 Index Futures	117	GBP	9,013	09/18	(89)
Hang Seng Index Futures	7	HKD	9,951	08/18	20
Long Gilt Futures	134	GBP	16,439	09/18	(120)
MSCI Emerging Markets Mini Index Futures	159	USD	8,716	09/18	84
MSCI Singapore Index Futures	13	SGD	480	08/18	2
NASDAQ 100 E-Mini Index Futures	107	USD	15,504	09/18	(128)
Russell 2000 E-Mini Index Futures	295	USD	24,668	09/18	86
S&P 500 E-Mini Index Futures	34	USD	4,789	09/18	(59)
S&P Financial Select Sector Index Futures	95	USD	8,172	09/18	10
S&P/TSX 60 Index Futures	4	CAD	783	09/18	(15)
SPI 200 Index Futures	81	AUD	12,591	09/18	(193)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,248

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	834,390	40.75	USD	834	09/28/18	(201)
S&P 500 Index	Goldman Sachs	Put	228	2,250.00	USD	51,300	09/28/18	(69)
Total Liability for Options Written (premiums received $1,463)(å)								(270)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	2,113	USD	1,610	09/19/18	40
Bank of Montreal	CHF	1,088	USD	1,114	09/19/18	11
Bank of Montreal	EUR	3,178	USD	3,777	09/19/18	47
Bank of Montreal	GBP	1,428	USD	1,920	09/19/18	42
Brown Brothers Harriman	AUD	2,113	USD	1,610	09/19/18	40
Brown Brothers Harriman	CHF	1,088	USD	1,113	09/19/18	10
Brown Brothers Harriman	EUR	1,631	USD	1,913	08/28/18	2
Brown Brothers Harriman	EUR	3,178	USD	3,778	09/19/18	49
Brown Brothers Harriman	GBP	1,428	USD	1,920	09/19/18	42
Brown Brothers Harriman	ILS	10,690	USD	2,953	08/28/18	37
Citibank	CHF	7,770	USD	7,828	08/28/18	(36)
Citibank	RUB	192,690	USD	3,035	09/19/18	(34)
Commonwealth Bank of Australia	USD	2,933	CAD	3,862	08/28/18	37

See accompanying notes which are an integral part of this quarterly report.

20 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	3,956	NOK	32,065	08/28/18	(21)
Commonwealth Bank of Australia	AUD	2,773	USD	2,051	08/28/18	(10)
Commonwealth Bank of Australia	NZD	3,032	USD	2,060	08/28/18	(6)
Royal Bank of Canada	AUD	2,113	USD	1,609	09/19/18	38
Royal Bank of Canada	CHF	1,088	USD	1,113	09/19/18	10
Royal Bank of Canada	EUR	3,178	USD	3,772	09/19/18	43
Royal Bank of Canada	GBP	1,428	USD	1,918	09/19/18	40
State Street	USD	362	CAD	469	09/19/18	(1)
State Street	USD	135	MXN	2,820	09/19/18	15
State Street	USD	295	ZAR	3,920	09/19/18	1
State Street	BRL	13,060	USD	3,471	09/19/18	10
State Street	CNY	69,150	USD	10,731	09/19/18	576
State Street	HKD	13,193	USD	1,684	09/19/18	1
State Street	INR	80,120	USD	1,174	09/19/18	11
State Street	JPY	191,568	USD	1,753	09/19/18	35
State Street	KRW	14,897,240	USD	13,893	09/19/18	501
State Street	SEK	4,647	USD	540	09/19/18	10
State Street	SGD	693	USD	520	09/19/18	11
State Street	TWD	295,740	USD	9,991	09/19/18	288
UBS	AUD	2,113	USD	1,609	09/19/18	38
UBS	CHF	1,088	USD	1,113	09/19/18	10
UBS	EUR	3,178	USD	3,773	09/19/18	44
UBS	GBP	1,428	USD	1,918	09/19/18	40
Westpac	USD	9,828	JPY	1,104,309	08/28/18	65
Westpac	AUD	2,113	USD	1,609	09/19/18	38
Westpac	CHF	1,088	USD	1,114	09/19/18	10
Westpac	EUR	3,178	USD	3,774	09/19/18	45
Westpac	GBP	1,428	USD	1,919	09/19/18	41
Westpac	SEK	103,949	USD	11,837	08/28/18	(7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						2,163

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 128,892	3 Month LIBOR + 0.090%(2)	09/19/18	—	(2,031)	(2,031)
Total Open Total Return Swap Contracts (å)					—	(2,031)	(2,031)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell	USD	1,000	1.000%(2)	06/20/23	(19)	(11)	(30)
CDX NA High Yield
Index	Bank of America	Purchase	USD	16,000	(5.000%)(2)	06/20/23	(912)	(217)	(1,129)
Total Open Credit Indices Contracts (å)							(931)	(228)	(1,159)

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 21

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$553,029	$—	$—	$—	$553,029
Options Purchased	7,886	—	—	—	7,886
Short-Term Investments	—	—	—	1,013	1,013
Total Investments	560,915	—	—	1,013	561,928

Other Financial Instruments
Assets
Futures Contracts	2,371	—	—	—	2,371
Foreign Currency Exchange Contracts	—	2,278	—	—	2,278
Liabilities
Futures Contracts	(1,123)	—	—	—	(1,123)
Options Written	(270)	—	—	—	(270)
Foreign Currency Exchange Contracts	—	(115)	—	—	(115)
Total Return Swap Contracts	—	(2,031)	—	—	(2,031)
Credit Default Swap Contracts	—	(1,159)	—	—	(1,159)
Total Other Financial Instruments*	$978	$(1,027)	$—	$—	$(49)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

22 Equity Growth Strategy Fund

Russell Investment Company
LifePoints® Funds

Notes to Schedules of Investments — July 31, 2018 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
LIBOR - London Interbank Offered Rate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

Notes to Schedules of Investments 23

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report — July 31, 2018 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 32 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 5 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment
Management, LLC ("RIM"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds.
The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

The following table shows each Fund's approximate target strategic asset allocation to equity, fixed income, alternative and multi-asset asset classes effective on March 1, 2018. As of July 31, 2018, the equity Underlying Funds in which the Funds may invest include the U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global Equity,
Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond and Short Duration
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and Global
Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time
(1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, alternative or multi-asset category level based on
RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, alternative and multi-asset asset classes effective March 1, 2018.

		Conservative	Moderate	Balanced	Growth	Equity Growth
	Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity		8%	29.5%	51%	70%	85%
Fixed Income		63%	53%	38%	22%	7%
Multi-Asset		23%	10%	4%	0%	0%
Alternative#		6%	7.5%	7%	8%	8%

* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles, ("U.S. GAAP") which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those

24 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of

Notes to Quarterly Report 25

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared total return swaps are valued using a pricing model that references the underlying rates including the overnight total return swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

For the period ended July 31, 2018, there was no movement between the levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

26 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

Notes to Quarterly Report 27

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018
Conservative Strategy Fund	$27,573,304	$28,724,794	$22,316,727
Moderate Strategy Fund	68,276,701	46,363,787	34,660,452
Balanced Strategy Fund	569,983,259	468,885,723	357,228,659
Growth Strategy Fund	384,367,910	360,804,086	263,170,042
Equity Growth Strategy Fund	215,892,890	187,955,646	135,104,022
	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018
Conservative Strategy Fund	$28,265,625	$28,348,947	$21,897,970
Moderate Strategy Fund	70,257,676	45,909,885	33,938,186
Balanced Strategy Fund	585,405,825	462,417,311	350,838,917
Growth Strategy Fund	395,960,443	355,230,689	258,319,405
Equity Growth Strategy Fund	221,491,966	185,275,736	132,690,026

As of July 31, 2018, the Funds had cash collateral balances in connection with forward contracts purchased/sold as follows:

	Cash Collateral for Forwards	Due to Broker
Balanced Strategy Fund	$1,290,000	$2,650,000
Growth Strategy Fund	—	4,100,000
Equity Growth Strategy Fund	—	1,370,000

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended July 31, 2018, the Funds purchased or sold options primarily for the strategies listed below:

28 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	January 31, 2018	April 30, 2018	July 31, 2018
Moderate Strategy Fund	$110,975,000	$157,095,317	$46,120,317
Balanced Strategy Fund	738,587,500	1,547,946,250	807,933,333
Growth Strategy Fund	210,737,500	755,443,646	543,746,597
Equity Growth Strategy Fund	108,675,000	347,616,585	238,524,390

As of July 31, 2018, the Funds had cash collateral balances in connection with option contracts purchased/sold as follows:

	Cash Collateral for Options	Due to Broker
Moderate Strategy Fund	$8,688,773	$7,683,482
Balanced Strategy Fund	50,107,131	32,499,055
Growth Strategy Fund	29,669,951	17,793,327
Equity Growth Strategy Fund	13,390,616	11,999,021

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	January 31, 2018	April 30, 2018	July 31, 2018
Conservative Strategy Fund	$44,585,700	$35,011,063	$30,012,381
Moderate Strategy Fund	154,704,579	171,453,200	186,544,942
Balanced Strategy Fund	686,530,854	949,569,429	800,857,240
Growth Strategy Fund	529,324,311	911,574,850	721,789,081
Equity Growth Strategy Fund	265,077,350	396,470,221	320,964,343

As of July 31, 2018, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:

Cash Collateral for Futures
Conservative Strategy Fund	$400,000
Moderate Strategy Fund	1,800,000

Notes to Quarterly Report 29

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Cash Collateral for Futures
Balanced Strategy Fund	12,000,000
Growth Strategy Fund	14,700,000
Equity Growth Strategy Fund	6,400,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of July 31, 2018, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Conservative Strategy Fund	$8,576,915	$8,539,513
Moderate Strategy Fund	39,420,083	37,467,741
Balanced Strategy Fund	71,843,687	66,392,269
Growth Strategy Fund	90,607,241	82,552,323
Equity Growth Strategy Fund	42,443,837	38,577,670

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

30 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Notes to Quarterly Report 31

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended July 31, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018
Conservative Strategy Fund	$7,880,000	$8,000,000	$8,000,000
Moderate Strategy Fund	54,220,000	32,700,000	32,700,000
Balanced Strategy Fund	123,349,000	66,300,000	66,300,000
Growth Strategy Fund	188,820,000	62,300,000	62,300,000
Equity Growth Strategy Fund	46,820,000	17,000,000	17,000,000

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

32 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2018	April 30, 2018	July 31, 2018
Moderate Strategy Fund	$46,000,024	$47,658,380	$49,737,336
Balanced Strategy Fund	314,700,004	326,045,317	436,511,641
Growth Strategy Fund	91,999,996	95,316,707	293,610,370
Equity Growth Strategy Fund	46,700,011	48,383,602	128,891,986

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

Notes to Quarterly Report 33

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2018 (Unaudited)

Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses)
in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2018, the Funds had invested $5,520,468 in the U.S. Cash Management Fund.
4. Federal Income Taxes
At July 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund
Cost of Investments	$238,355,510	$389,822,366
Unrealized Appreciation	$8,008,199	$31,762,248
Unrealized Depreciation	(792,250)	(4,385,634)
Net Unrealized Appreciation (Depreciation)	$7,215,949	$27,376,614
	Balanced Strategy Fund	Growth Strategy Fund
Cost of Investments	$1,641,421,992	$1,209,223,498
Unrealized Appreciation	$208,695,963	$201,255,336
Unrealized Depreciation	(37,602,323)	(37,815,710)
Net Unrealized Appreciation (Depreciation)	$171,093,640	$163,439,626
	Equity Growth Strategy Fund
Cost of Investments	$512,874,386
Unrealized Appreciation	$65,944,799
Unrealized Depreciation	(15,476,607)
Net Unrealized Appreciation (Depreciation)	$50,468,192

5. Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust (“AAT”),
etc., v. JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Underlying Fund as a participating lender in a term loan provided to General Motors
Company due to the Underlying Fund’s security interests not being properly perfected. The Underlying Fund denied liability and cross-claimed against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders. Discovery in the case in chief is closed, motion practice in that portion of the case is ongoing, and discovery with respect to the cross claims between the defense group and J.P. Morgan Chase Bank over defective UCC filings is underway.

The parties and the Bankruptcy court agreed to suspend all proceedings related to cross-claims while the parties mediate this matter. Mediation commenced in February 2018. The parties conducted two additional mediation sessions as recently as July 2018.
The AAT subsequently made a conditional settlement offer, which will be discussed by the defense group.

6. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure.

34 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800)
787¬7354; (ii) at https://russellinvestments.com; (iii) at the Securities and Exchange Commission’s website at www.sec.gov: and (iv)
also the Funds’ Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and
Advocacy (formerly, the Public Reference Room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling 1-202-551-8090.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 35

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”))are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Company

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Company

Date: September 27, 2018